UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

Information Classification: Confidential

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca

▶	iShares TIPS Bond ETF | TIP | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® 0-5 Year TIPS Bond ETF

Investment Objective

The iShares 0-5Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.29%	2.49%	0.83%	1.17%	2.49%	4.21%	10.25%
Fund Market	2.34	2.50	0.82	1.17	2.50	4.18	10.28
Index	2.31	2.54	0.89	1.28	2.54	4.55	11.30

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,022.90	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments (a)
0-1 Year	22.4%
1-2 Years	20.8
2-3 Years	18.3
3-4 Years	24.0
4-5 Years	8.1
5-6 Years	6.4

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments (a)
U. S. Treasury Inflation-Indexed Bonds, 0.63%, 04/15/23	17.1%
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/20	13.2
U. S. Treasury Inflation-Indexed Bonds, 1.25%, 07/15/20	10.0
U. S. Treasury Inflation-Indexed Bonds, 1.38%, 01/15/20	9.2
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/21	8.2

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® TIPS Bond ETF

Investment Objective

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.49%	2.92%	1.60%	3.50%	2.92%	8.25%	41.06%
Fund Market	4.52	3.04	1.60	3.45	3.04	8.25	40.34
Index	4.60	3.10	1.74	3.64	3.10	8.98	43.01

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,044.90	$0.96	$1,000.00	$1,023.90	$0.95	0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments (a)
0-1 Year	6.1%
1-5 Years	27.5
5-10 Years	52.1
More than 20 Years	14.3

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments (a)
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/21	9.1%
U. S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	7.8
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/20	6.1
U. S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/25	5.8
U. S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/26	5.7

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2019	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Inflation-Indexed Bonds 0.13%, 04/15/20	$303,509	$302,016,673
0.13%, 04/15/21	188,996	187,556,908
0.13%, 01/15/22	126,680	125,763,943
0.13%, 04/15/22	161,630	160,076,010
0.13%, 07/15/22	71,148	70,819,079
0.13%, 01/15/23	88,675	87,796,846
0.13%, 07/15/24	106	105,344
0.25%, 01/15/25	148,156	146,613,000
0.38%, 07/15/23	29,880	29,982,623
0.50%, 04/15/24	80,178	80,479,082
0.63%, 07/15/21	131,643	132,785,778
0.63%, 04/15/23	386,472	389,558,415
0.63%, 01/15/24	73,700	74,502,234
1.13%, 01/15/21	54,986	55,651,140
1.25%, 07/15/20	225,196	228,127,155
1.38%, 01/15/20	208,486	210,026,703

		2,281,860,933

Total U.S. Government Obligations — 99.8%
(Cost: $2,272,537,909)		2,281,860,933

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	53,534	$53,533,912

Total Short-Term Investments — 2.3% (Cost: $53,533,912)		53,533,912

Total Investments in Securities — 102.1%
(Cost: $2,326,071,821)		2,335,394,845

Other Assets, Less Liabilities — (2.1)%		(48,145,692)

Net Assets — 100.0%		$2,287,249,153

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	27,910	25,624	53,534	$53,533,912	$295,058	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$2,281,860,933	$—	$2,281,860,933
Money Market Funds	53,533,912	—	—	53,533,912

	$53,533,912	$2,281,860,933	$—	$2,335,394,845

See notes to financial statements.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/20	$1,228,196	$1,222,157,964
0.13%, 04/15/21	1,839,240	1,825,239,585
0.13%, 01/15/22	761,031	755,530,754
0.13%, 04/15/22	917,127	908,307,302
0.13%, 07/15/22	291,538	290,189,582
0.13%, 01/15/23	831,438	823,201,438
0.13%, 07/15/24	1,135,046	1,123,351,970
0.13%, 07/15/26	1,162,447	1,135,591,602
0.25%, 01/15/25	820,238	811,697,961
0.38%, 07/15/23	11,132	11,170,022
0.38%, 07/15/25	1,161,677	1,160,422,280
0.38%, 01/15/27	729,339	721,623,854
0.38%, 07/15/27	586,619	581,134,187
0.50%, 04/15/24	114,238	114,666,264
0.50%, 01/15/28	189,224	188,602,231
0.63%, 07/15/21	423,758	427,435,194
0.63%, 04/15/23	5,072	5,112,785
0.63%, 01/15/24	324,880	328,415,223
0.63%, 01/15/26	1,542,739	1,556,900,318
0.63%, 02/15/43	123,937	115,678,322
0.75%, 07/15/28	436,548	445,754,214
0.75%, 02/15/42	641,435	620,310,492
0.75%, 02/15/45	824,428	785,862,794
0.88%, 01/15/29	156,122	160,887,792
0.88%, 02/15/47	89,255	87,571,238
1.00%, 02/15/46	247,613	250,279,790
1.00%, 02/15/48	177,721	179,787,041
1.00%, 02/15/49	46,026	46,722,684

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.13%, 01/15/21	$1,194	$1,207,999
1.38%, 02/15/44	634,741	695,942,558
1.75%, 01/15/28	356,238	392,670,390
2.00%, 01/15/26	431,918	475,140,052
2.13%, 02/15/40	60,157	74,647,286
2.38%, 01/15/25	75,908	84,168,095
2.38%, 01/15/27	148,789	169,645,340
2.50%, 01/15/29	350,629	414,593,263
3.63%, 04/15/28	327,189	414,279,336
3.88%, 04/15/29	434,809	572,979,200

		19,978,878,402

Total U.S. Government Obligations — 99.6%
(Cost: $20,043,605,337)		19,978,878,402

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	447,260	447,259,615

Total Short-Term Investments — 2.2%
(Cost: $447,259,615)		447,259,615

Total Investments in Securities — 101.8%
(Cost: $20,490,864,952)		20,426,138,017

Other Assets, Less Liabilities — (1.8)%		(353,922,944)

Net Assets — 100.0%		$20,072,215,073

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	165,323	281,937	447,260	$447,259,615	$709,487	(b)	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,978,878,402	$—	$19,978,878,402
Money Market Funds	447,259,615	—	—	447,259,615

	$447,259,615	$19,978,878,402	$—	$20,426,138,017

See notes to financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$2,281,860,933	$19,978,878,402
Affiliated(b)	53,533,912	447,259,615
Receivables:
Investments sold	17,676,001	45,925,173
Dividends	93,013	254,752
Interest	2,625,651	26,330,158

Total assets	2,355,789,510	20,498,648,100

LIABILITIES
Payables:
Investments purchased	68,426,213	405,469,218
Capital shares redeemed	—	17,555,183
Investment advisory fees	114,144	3,408,626

Total liabilities	68,540,357	426,433,027

NET ASSETS	$2,287,249,153	$20,072,215,073

NET ASSETS CONSIST OF:
Paid-in capital	$2,291,368,555	$20,410,783,057
Accumulated loss	(4,119,402)	(338,567,984)

NET ASSETS	$2,287,249,153	$20,072,215,073

Shares outstanding	22,850,000	177,200,000

Net asset value	$100.10	$113.27

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$2,272,537,909	$20,043,605,337
(b) Investments, at cost — Affiliated	$53,533,912	$447,259,615

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$295,058	$703,450
Interest — Unaffiliated(a)	9,067,145	94,036,628
Securities lending income — Affiliated — net	—	6,037

Total investment income	9,362,203	94,746,115

EXPENSES
Investment advisory fees	684,137	20,776,386

Total expenses	684,137	20,776,386

Net investment income	8,678,066	73,969,729

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,652,966)	(18,252,990)
In-kind redemptions — Unaffiliated	3,169,903	(9,027,651)

Net realized loss	(4,483,063)	(27,280,641)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	47,721,430	899,936,565

Net change in unrealized appreciation (depreciation)	47,721,430	899,936,565

Net realized and unrealized gain	43,238,367	872,655,924

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,916,433	$946,625,653

(a)	Includes net inflationary and deflationary adjustments to income. See Note 4 of the Notes to Financial Statements.

See notes to financial statements.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF

	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,678,066	$46,011,994	$73,969,729	$674,964,054
Net realized loss	(4,483,063)	(7,151,205)	(27,280,641)	(59,238,384)
Net change in unrealized appreciation (depreciation)	47,721,430	(32,231,804)	899,936,565	(945,437,207)

Net increase (decrease) in net assets resulting from operations	51,916,433	6,628,985	946,625,653	(329,711,537)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,032,922)	(47,922,843)	(85,895,389)	(731,156,763)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	43,478,501	914,308,022	(3,011,705,272)	(349,438,616)

NET ASSETS
Total increase (decrease) in net assets	87,362,012	873,014,164	(2,150,975,008)	(1,410,306,916)
Beginning of period	2,199,887,141	1,326,872,977	22,223,190,081	23,633,496,997

End of period	$2,287,249,153	$2,199,887,141	$20,072,215,073	$22,223,190,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF

	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$98.21		$100.52	$101.05	$99.23	$100.46	$101.37

Net investment income (loss)(a)	0.37		2.61	1.50	0.60	(0.53)	0.34
Net realized and unrealized gain (loss)(b)	1.87		(2.22)	(0.92)	1.93	(0.70)	(0.51)

Net increase (decrease) from investment operations	2.24		0.39	0.58	2.53	(1.23)	(0.17)

Distributions(c)
From net investment income	(0.35)		(2.70)	(1.11)	(0.56)	—	(0.53)
Return of capital	—		—	—	(0.15)	—	(0.21)

Total distributions	(0.35)		(2.70)	(1.11)	(0.71)	—	(0.74)

Net asset value, end of period	$100.10		$98.21	$100.52	$101.05	$99.23	$100.46

Total Return
Based on net asset value	2.29	%(d)	0.39%	0.58%	2.56%	(1.22)%	(0.18)%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.09%	0.17%	0.20%	0.20%

Total expenses after fees waived	0.06	%(e)	0.06%	0.09%	0.10%	0.10%	0.16%

Net investment income (loss)	0.76	%(e)	2.62%	1.49%	0.60%	(0.53)%	0.34%

Supplemental Data
Net assets, end of period (000)	$2,287,249		$2,199,887	$1,326,873	$788,179	$580,506	$502,317

Portfolio turnover rate(f)	33	%(d)	40%	27%	42%	25%	25%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF

	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$108.83		$113.73	$115.74	$110.80	$113.01	$112.98

Net investment income(a)	0.38		3.14	2.14	1.38	0.33	1.67
Net realized and unrealized gain (loss)(b)	4.49		(4.63)	(2.41)	4.99	(2.11)	0.37

Net increase (decrease) from investment operations	4.87		(1.49)	(0.27)	6.37	(1.78)	2.04

Distributions(c)
From net investment income	(0.43)		(3.41)	(1.74)	(1.43)	(0.43)	(2.01)

Total distributions	(0.43)		(3.41)	(1.74)	(1.43)	(0.43)	(2.01)

Net asset value, end of period	$113.27		$108.83	$113.73	$115.74	$110.80	$113.01

Total Return
Based on net asset value	4.49	%(d)	(1.36)%	(0.23)%	5.75%	(1.58)%	1.80%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.69	%(e)	2.80%	1.88%	1.21%	0.29%	1.48%

Supplemental Data
Net assets, end of period (000)	$20,072,215		$22,223,190	$23,633,497	$19,722,002	$13,739,125	$12,283,725

Portfolio turnover rate(f)	10	%(d)	21%	32%	24%	41%	47%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the statement of operations, even though investors do not receive their principal until maturity.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (unaudited) (continued)

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
TIPS Bond	$2,368

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$716,880,113	$445,604,626
TIPS Bond	445,604,626	716,880,113

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$776,575,905	$753,084,710
TIPS Bond	2,142,947,924	2,203,470,793

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$598,723,641	$556,251,105
TIPS Bond	1,032,987,397	4,002,147,879

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
0-5 Year TIPS Bond	$10,520,694	$21,603	$10,542,297
TIPS Bond	207,432,994	—	207,432,994

(a)	Amounts available to offset future realized capital gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$2,326,850,385	$12,465,765	$(3,921,305)	$8,544,460
TIPS Bond	20,535,723,934	79,685,408	(189,271,325)	(109,585,917)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited) (continued)

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount

0-5 Year TIPS Bond
Shares sold	6,150,000	$606,589,614	10,650,000	$1,057,984,323
Shares redeemed	(5,700,000)	(563,111,113)	(1,450,000)	(143,676,301)

Net increase	450,000	$43,478,501	9,200,000	$914,308,022

TIPS Bond
Shares sold	9,400,000	$1,038,122,425	44,400,000	$4,994,177,467
Shares redeemed	(36,400,000)	(4,049,827,697)	(48,000,000)	(5,343,616,083)

Net decrease	(27,000,000)	$(3,011,705,272)	(3,600,000)	$(349,438,616)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year TIPS Bond(a)	$0.023560	$ —	$ 0.324371	$ 0.347931	7%	—%	93%	100%
TIPS Bond(a)	—	—	0.431029	0.431029	—	—	100	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	23

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ

▶	iShares International Treasury Bond ETF | IGOV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® 1-3 Year International Treasury Bond ETF

Investment Objective

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.27)%	(5.63)%	(3.51)%	(0.96)%	(5.63)%	(16.35)%	(9.16)%
Fund Market	(0.18)	(5.58)	(3.52)	(1.06)	(5.58)	(16.42)	(10.06)
Index	(0.21)	(5.57)	(3.33)	(0.63)	(5.57)	(15.57)	(6.11)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$997.30	$0.30		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	32.5%
Aa	22.2
A	27.1
Baa	17.1
Not Rated	1.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	24.3%
Italy	9.2
France	8.8
Germany	6.6
Australia	4.8
United Kingdom	4.8
Canada	4.7
Belgium	4.7
Netherlands	4.7
Spain	4.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® International Treasury Bond ETF

Investment Objective

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the S&P International Sovereign Ex-U.S. Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.77%	(3.11)%	(0.98)%	1.62%	(3.11)%	(4.78)%	17.48%
Fund Market	3.04	(2.91)	(0.96)	1.53	(2.91)	(4.69)	16.39
Index	2.98	(2.67)	(0.61)	2.03	(2.67)	(3.02)	22.28

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return				Annualized Expense Ratio
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)
$ 1,000.00	$1,027.70	$1.76		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	28.7%
Aa	22.1
A	27.8
Baa	16.4
Not Rated	5.0

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Japan	23.3%
France	7.8
Italy	7.0
United Kingdom	4.9
Germany	4.9
Portugal	4.9
Canada	4.9
Spain	4.8
Austria	4.7
Australia	4.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2019	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.7%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	2,080	$1,472,470
2.00%, 12/21/21(a)	AUD	1,345	964,145
5.75%, 05/15/21(a)	AUD	1,385	1,060,959

			3,497,574

Austria — 4.2%
Republic of Austria Government Bond
3.50%, 09/15/21(b)	EUR	1,330	1,633,876
3.90%, 07/15/20(b)	EUR	1,242	1,466,475

			3,100,351

Belgium — 4.6%
Kingdom of Belgium Government Bond
3.75%, 09/28/20(b)	EUR	1,717	2,040,852
4.25%, 09/28/21(b)	EUR	1,130	1,413,420

			3,454,272

Canada — 4.6%
Canadian Government Bond
0.50%, 03/01/22	CAD	625	451,071
0.75%, 09/01/20	CAD	664	487,748
0.75%, 03/01/21	CAD	960	703,193
0.75%, 09/01/21	CAD	1,250	911,974
1.75%, 08/01/20	CAD	300	223,524
2.00%, 11/01/20	CAD	200	149,631
3.25%, 06/01/21	CAD	300	230,687
3.50%, 06/01/20	CAD	400	303,054

			3,460,882

Denmark — 3.0%
Denmark Government Bond
0.25%, 11/15/20	DKK	4,040	614,643
3.00%, 11/15/21	DKK	10,000	1,639,684

			2,254,327

Finland — 4.3%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	1,700	1,929,863
0.38%, 09/15/20(b)	EUR	526	596,739
3.50%, 04/15/21(b)	EUR	530	640,670

			3,167,272

France — 8.6%
French Republic Government Bond OAT
0.00%, 05/25/20(a)(c)	EUR	570	642,504
0.00%, 02/25/21(a)(c)	EUR	260	294,354
0.00%, 05/25/21(a)(c)	EUR	630	714,020
0.00%, 02/25/22(a)(c)	EUR	300	340,749
0.25%, 11/25/20(a)	EUR	748	848,930
2.50%, 10/25/20(a)	EUR	700	820,185
3.00%, 04/25/22(a)	EUR	900	1,113,932
3.25%, 10/25/21(a)	EUR	770	944,573
3.75%, 04/25/21(a)	EUR	600	730,047

			6,449,294

Germany — 6.5%
Bundesobligation
0.00%, 10/08/21(a)(c)	EUR	400	454,650
0.00%, 04/08/22(a)(c)	EUR	300	341,855
0.25%, 10/16/20(a)	EUR	450	510,428
Bundesrepublik Deutschland Bundesanleihe
2.00%, 01/04/22(a)	EUR	700	839,161
2.25%, 09/04/20(a)	EUR	295	343,213

Security		Par (000)	Value

Germany (continued)
2.25%, 09/04/21(a)	EUR	300	$358,656
2.50%, 01/04/21(a)	EUR	860	1,014,913
3.00%, 07/04/20(a)	EUR	405	472,947
3.25%, 07/04/21(a)	EUR	400	485,828

			4,821,651

Ireland — 2.7%
Ireland Government Bond
0.80%, 03/15/22(a)	EUR	665	770,233
5.00%, 10/18/20	EUR	1,035	1,250,979

			2,021,212

Italy — 9.0%
Italy Buoni Poliennali Del Tesoro
0.20%, 10/15/20	EUR	100	111,998
0.35%, 06/15/20	EUR	340	381,843
0.35%, 11/01/21	EUR	320	355,285
0.45%, 06/01/21(a)	EUR	360	402,582
0.65%, 11/01/20	EUR	330	371,621
0.70%, 05/01/20	EUR	90	101,457
1.20%, 04/01/22	EUR	300	338,426
1.35%, 04/15/22	EUR	300	339,588
2.15%, 12/15/21	EUR	350	405,467
3.75%, 03/01/21	EUR	1,020	1,211,713
3.75%, 05/01/21(b)	EUR	210	250,247
3.75%, 08/01/21(b)	EUR	370	442,924
4.00%, 09/01/20	EUR	302	355,309
4.75%, 09/01/21	EUR	500	612,121
5.00%, 03/01/22	EUR	850	1,059,647

			6,740,228

Japan — 23.7%
Japan Government Five Year Bond
0.10%, 03/20/20	JPY	127,000	1,142,686
0.10%, 06/20/20	JPY	160,000	1,440,625
0.10%, 09/20/20	JPY	154,100	1,388,318
0.10%, 12/20/20	JPY	113,000	1,018,618
0.10%, 03/20/21	JPY	240,850	2,172,700
0.10%, 06/20/21	JPY	306,000	2,762,229
0.10%, 09/20/21	JPY	69,550	628,295
0.10%, 12/20/21	JPY	194,000	1,753,429
0.10%, 03/20/22	JPY	1,000	9,045
Japan Government Ten Year Bond
0.80%, 09/20/20	JPY	44,000	400,209
1.00%, 09/20/20	JPY	23,650	215,697
1.00%, 03/20/22	JPY	195,000	1,809,232
1.10%, 06/20/20	JPY	6,250	56,904
1.10%, 03/20/21	JPY	2,350	21,590
1.20%, 12/20/20	JPY	121,350	1,113,369
1.30%, 03/20/20	JPY	26,000	236,380
1.30%, 03/20/21	JPY	49,900	460,133
Japan Government Twenty Year Bond
2.40%, 03/20/20	JPY	35,000	321,218
2.50%, 03/20/20	JPY	2,850	26,179
2.50%, 12/21/20	JPY	78,000	730,493

			17,707,349

Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/22(b)(c)	EUR	700	795,709
3.25%, 07/15/21(b)	EUR	960	1,167,537
3.50%, 07/15/20(b)	EUR	1,244	1,462,604

			3,425,850

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Norway — 1.2%
Norway Government Bond, 3.75%, 05/25/21(b)	NOK	7,300	$884,864

Portugal — 3.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21(b)	EUR	1,200	1,455,521
4.80%, 06/15/20(b)	EUR	734	869,939

			2,325,460

Spain — 4.6%
Spain Government Bond
0.05%, 01/31/21	EUR	300	338,097
0.05%, 10/31/21	EUR	250	282,213
0.40%, 04/30/22	EUR	400	456,313
0.75%, 07/30/21	EUR	440	504,422
1.15%, 07/30/20	EUR	669	763,583
5.50%, 04/30/21(b)	EUR	440	549,912
5.85%, 01/31/22(b)	EUR	400	523,131

			3,417,671

Sweden — 1.3%
Sweden Government Bond, 5.00%, 12/01/20	SEK	8,190	937,498

Switzerland — 1.0%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	360	372,775
2.25%, 07/06/20(a)	CHF	400	406,948

			779,723

United Kingdom — 4.7%
United Kingdom Gilt
1.50%, 01/22/21(a)	GBP	450	594,210
2.00%, 07/22/20(a)	GBP	796	1,053,582
3.75%, 09/07/20(a)	GBP	318	431,309
3.75%, 09/07/21(a)	GBP	680	948,713
8.00%, 06/07/21(a)	GBP	300	451,433

			3,479,247

Total Foreign Government Obligations — 96.4% (Cost: $74,182,646)			71,924,725

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 1.4%
U.S. Treasury Note/Bond, 2.38%, 03/15/22	$1,000	$1,004,063

Total U.S. Government Obligations — 1.4% (Cost: $1,002,146)		1,004,063

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	103	102,625

Total Short-Term Investments — 0.1% (Cost: $102,625)		102,625

Total Investments in Securities — 97.9% (Cost: $75,287,417)		73,031,413
Other Assets, Less Liabilities — 2.1%		1,56 8,080

Net Assets — 100.0%		$74,599,493

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1	102	103	$102,625	$582	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	305,948	USD	300,023	GS	05/02/19	$221
DKK	4,134,784	USD	618,503	GS	05/02/19	2,181
EUR	1,615,165	USD	1,803,493	BNP	05/02/19	6,623
NOK	3,045,609	USD	351,032	GS	05/02/19	1,163
SEK	3,555,928	USD	373,620	GS	05/02/19	421

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 1-3 Year International Treasury Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	308,160	CHF	305,948	JPM	05/02/19	$7,917
USD	623,003	DKK	4,134,784	HSBC	05/02/19	2,318
USD	1,816,427	EUR	1,615,165	JPM	05/02/19	6,310
USD	6,958,888	KRW	8,062,567,194	GS	05/02/19	56,892
USD	353,469	NOK	3,045,609	UBS	05/02/19	1,273
USD	383,234	SEK	3,555,928	BNP	05/02/19	9,194
JPY	10,064,350	USD	90,000	GS	05/07/19	402
EUR	982,429	USD	1,100,000	BNP	06/03/19	3,966

						98,881

EUR	978,220	USD	1,100,000	BBP	05/02/19	(3,708)
KRW	8,062,567,194	USD	7,029,936	GS	05/02/19	(127,939)
USD	1,100,000	EUR	985,133	BNP	05/02/19	(4,040)
USD	90,000	JPY	10,035,774	BBP	05/07/19	(145)
KRW	4,031,283,597	USD	3,481,998	GS	06/03/19	(21,223)
USD	300,948	CHF	305,948	GS	06/03/19	(203)
USD	620,302	DKK	4,134,784	GS	06/03/19	(2,217)
USD	1,808,458	EUR	1,615,165	BNP	06/03/19	(6,520)
USD	90,000	JPY	10,042,426	GS	06/03/19	(404)
USD	351,488	NOK	3,045,609	GS	06/03/19	(1,154)
USD	374,590	SEK	3,555,928	GS	06/03/19	(399)

						(167,952)

	Net unrealized depreciation					$(69,071)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$98,881

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$167,952

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(69,071)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,416,202
Average amounts sold — in USD	$5,059,656

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 1-3 Year International Treasury Bond ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$98,881	$167,952

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$98,881	$167,952
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$98,881	$167,952

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets	(b)
BNP Paribas SA	$19,783	$(10,560)	$9,223
Goldman Sachs & Co.	61,280	(61,280)	—
HSBC Bank PLC	2,318	—	2,318
JPMorgan Chase Bank N.A.	14,227	—	14,227
UBS AG	1,273	—	1,273

	$98,881	$(71,840)	$27,041

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Liabilities	(c)
Barclays Bank PLC	$3,853	$—	$3,853
BNP Paribas SA	10,560	(10,560)	—
Goldman Sachs & Co.	153,539	(61,280)	92,259

	$167,952	$(71,840)	$96,112

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 1-3 Year International Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$71,924,725	$—	$71,924,725
U.S. Government Obligations	—	1,004,063	—	1,004,063
Money Market Funds	102,625	—	—	102,625

	$102,625	$72,928,788	$—	$73,031,413

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$98,881	$—	$98,881
Liabilities
Forward Foreign Currency Exchange Contracts	—	(167,952)	—	(167,952)

	$—	$(69,071)	$—	$(69,071)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	2,900	$2,052,963
2.00%, 12/21/21(a)	AUD	2,000	1,433,672
2.25%, 11/21/22	AUD	1,700	1,236,390
2.25%, 05/21/28(a)	AUD	3,100	2,270,522
2.50%, 05/21/30(a)	AUD	1,990	1,493,582
2.75%, 04/21/24(a)	AUD	2,850	2,136,461
2.75%, 11/21/27(a)	AUD	3,209	2,441,200
2.75%, 11/21/28(a)	AUD	2,970	2,266,261
2.75%, 11/21/29(a)	AUD	2,455	1,880,962
2.75%, 06/21/35(a)	AUD	831	637,570
2.75%, 05/21/41(a)	AUD	400	300,969
3.00%, 03/21/47(a)	AUD	1,461	1,141,102
3.25%, 04/21/25(a)	AUD	3,228	2,500,685
3.25%, 04/21/29(a)	AUD	3,166	2,521,802
3.25%, 06/21/39(a)	AUD	1,024	837,078
3.75%, 04/21/37(a)	AUD	1,421	1,234,781
4.25%, 04/21/26(a)	AUD	3,600	2,978,325
4.50%, 04/15/20(a)	AUD	1,708	1,237,027
4.50%, 04/21/33(a)	AUD	1,655	1,524,561
4.75%, 04/21/27(a)	AUD	3,418	2,957,641
5.50%, 04/21/23(a)	AUD	2,685	2,196,350
5.75%, 05/15/21(a)	AUD	3,387	2,594,562
5.75%, 07/15/22(a)	AUD	2,816	2,258,497

			42,132,963
Austria — 4.6%
Republic of Austria Government Bond
0.00%, 09/20/22(b)(c)	EUR	1,000	1,136,727
0.00%, 07/15/23(b)(c)	EUR	1,220	1,386,260
0.50%, 04/20/27(b)	EUR	1,450	1,676,366
0.50%, 02/20/29(b)	EUR	900	1,026,382
0.75%, 10/20/26(b)	EUR	1,940	2,289,868
0.75%, 02/20/28(b)	EUR	1,750	2,054,384
1.20%, 10/20/25(b)	EUR	1,721	2,094,403
1.50%, 02/20/47(b)	EUR	942	1,162,051
1.50%, 11/02/86(b)	EUR	413	474,791
1.65%, 10/21/24(b)	EUR	1,685	2,082,128
1.75%, 10/20/23(b)	EUR	1,996	2,446,518
2.10%, 09/20/17(b)	EUR	740	1,065,674
2.40%, 05/23/34(b)	EUR	1,210	1,686,788
3.15%, 06/20/44(b)	EUR	1,112	1,849,015
3.40%, 11/22/22(b)	EUR	1,726	2,198,946
3.50%, 09/15/21(b)	EUR	2,576	3,164,560
3.65%, 04/20/22(b)	EUR	1,350	1,698,887
3.80%, 01/26/62(b)	EUR	627	1,301,151
3.90%, 07/15/20(b)	EUR	2,398	2,831,406
4.15%, 03/15/37(b)	EUR	2,216	3,883,629
4.85%, 03/15/26(b)	EUR	1,490	2,236,255
6.25%, 07/15/27	EUR	1,486	2,505,153

			42,251,342
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	920	1,053,831
0.50%, 10/22/24(b)	EUR	750	870,112
0.80%, 06/22/25(b)	EUR	1,665	1,964,677
0.80%, 06/22/27(b)	EUR	1,420	1,666,668
0.80%, 06/22/28(b)	EUR	1,510	1,763,231
1.00%, 06/22/26(b)	EUR	1,397	1,670,828

Security		Par (000)	Value

Belgium (continued)
1.00%, 06/22/31(b)	EUR	1,080	$1,259,981
1.25%, 04/22/33(a)	EUR	500	594,308
1.45%, 06/22/37(b)	EUR	495	587,477
1.60%, 06/22/47(b)	EUR	1,056	1,231,734
1.70%, 06/22/50(b)	EUR	500	585,516
1.90%, 06/22/38(b)	EUR	670	849,308
2.15%, 06/22/66(b)	EUR	390	491,052
2.25%, 06/22/23(a)	EUR	1,280	1,591,574
2.25%, 06/22/57(b)	EUR	450	583,997
2.60%, 06/22/24(b)	EUR	1,515	1,943,882
3.00%, 06/22/34(b)	EUR	775	1,131,798
3.75%, 09/28/20(b)	EUR	1,850	2,198,938
3.75%, 06/22/45(a)	EUR	940	1,601,994
4.00%, 03/28/22	EUR	1,322	1,676,004
4.00%, 03/28/32(a)	EUR	804	1,270,741
4.25%, 09/28/21(b)	EUR	1,566	1,958,775
4.25%, 09/28/22(b)	EUR	1,535	1,997,292
4.25%, 03/28/41(b)	EUR	1,756	3,109,237
4.50%, 03/28/26(b)	EUR	1,015	1,491,163
5.00%, 03/28/35(b)	EUR	1,803	3,238,502
5.50%, 03/28/28	EUR	1,856	3,031,792

			41,414,412
Canada — 4.8%
Canadian Government Bond
0.50%, 03/01/22	CAD	1,988	1,434,768
0.75%, 09/01/20	CAD	3,292	2,418,171
0.75%, 03/01/21	CAD	3,123	2,287,577
0.75%, 09/01/21	CAD	2,170	1,583,187
1.00%, 09/01/22	CAD	1,740	1,270,218
1.00%, 06/01/27	CAD	2,138	1,507,741
1.50%, 03/01/20	CAD	1,300	964,689
1.50%, 06/01/23	CAD	1,930	1,431,445
1.50%, 06/01/26	CAD	1,778	1,308,704
1.75%, 05/01/20	CAD	1,500	1,115,466
1.75%, 08/01/20	CAD	1,425	1,061,737
1.75%, 03/01/23	CAD	1,818	1,361,270
2.00%, 11/01/20	CAD	2,461	1,841,213
2.00%, 09/01/23	CAD	2,169	1,643,471
2.00%, 06/01/28	CAD	1,924	1,467,200
2.00%, 12/01/51	CAD	700	522,726
2.25%, 03/01/24	CAD	1,500	1,151,896
2.25%, 06/01/25	CAD	1,600	1,234,255
2.25%, 06/01/29	CAD	1,100	858,289
2.50%, 06/01/24	CAD	1,775	1,380,072
2.75%, 06/01/22	CAD	1,588	1,222,744
2.75%, 12/01/48	CAD	1,897	1,648,593
2.75%, 12/01/64	CAD	735	675,897
3.25%, 06/01/21	CAD	1,701	1,307,995
3.50%, 06/01/20	CAD	1,615	1,223,580
3.50%, 12/01/45	CAD	2,060	1,999,082
4.00%, 06/01/41	CAD	1,913	1,927,477
5.00%, 06/01/37	CAD	1,628	1,769,246
5.75%, 06/01/29	CAD	1,260	1,283,435
5.75%, 06/01/33	CAD	1,550	1,708,537
8.00%, 06/01/27	CAD	520	570,172
9.00%, 06/01/25	CAD	20	21,211

			43,202,064

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark — 3.8%
Denmark Government Bond
0.25%, 11/15/20	DKK	21,150	$3,217,750
0.50%, 11/15/27	DKK	28,510	4,497,130
1.50%, 11/15/23	DKK	19,916	3,255,413
1.75%, 11/15/25	DKK	29,495	5,017,336
3.00%, 11/15/21	DKK	25,255	4,140,971
4.00%, 11/15/19	DKK	6,033	928,300
4.50%, 11/15/39	DKK	51,671	13,946,225

			35,003,125
Finland — 4.4%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	1,833	2,080,847
0.00%, 09/15/23(b)(c)	EUR	2,035	2,311,825
0.38%, 09/15/20(b)	EUR	2,128	2,414,184
0.50%, 04/15/26(b)	EUR	1,869	2,172,613
0.50%, 09/15/27(b)	EUR	1,850	2,138,522
0.50%, 09/15/28(b)	EUR	1,510	1,733,870
0.75%, 04/15/31(b)	EUR	1,653	1,914,744
0.88%, 09/15/25(b)	EUR	1,463	1,744,092
1.13%, 04/15/34(b)	EUR	1,600	1,923,804
1.38%, 04/15/47(b)	EUR	1,150	1,432,495
1.50%, 04/15/23(b)	EUR	1,820	2,191,590
1.63%, 09/15/22(b)	EUR	1,880	2,253,306
2.00%, 04/15/24(b)	EUR	1,840	2,295,353
2.63%, 07/04/42(b)	EUR	1,665	2,589,737
2.75%, 07/04/28(b)	EUR	1,842	2,546,083
3.38%, 04/15/20(b)	EUR	2,395	2,783,845
3.50%, 04/15/21(b)	EUR	2,219	2,682,349
4.00%, 07/04/25(b)	EUR	2,200	3,103,944

			40,313,203
France — 7.7%
French Republic Government Bond OAT
0.00%, 02/25/20(a)(c)	EUR	890	1,001,712
0.00%, 05/25/20(a)(c)	EUR	781	880,344
0.00%, 02/25/21(a)(c)	EUR	1,200	1,358,558
0.00%, 05/25/21(a)(c)	EUR	1,150	1,303,369
0.00%, 05/25/22(a)(c)	EUR	1,050	1,193,681
0.00%, 03/25/23(a)(c)	EUR	1,050	1,194,151
0.00%, 03/25/24(a)(c)	EUR	800	907,499
0.25%, 11/25/20(a)	EUR	905	1,027,115
0.25%, 11/25/26(a)	EUR	1,230	1,398,036
0.50%, 05/25/25(a)	EUR	1,387	1,613,013
0.50%, 05/25/26(a)	EUR	1,246	1,445,686
0.50%, 05/25/29(a)	EUR	600	681,162
0.75%, 05/25/28(a)	EUR	1,301	1,524,080
0.75%, 11/25/28(a)	EUR	1,350	1,576,489
1.00%, 11/25/25(a)	EUR	1,200	1,439,517
1.00%, 05/25/27(a)	EUR	1,330	1,594,571
1.25%, 05/25/34(a)	EUR	400	477,956
1.25%, 05/25/36(b)	EUR	1,133	1,337,686
1.50%, 05/25/31(a)	EUR	1,787	2,224,390
1.50%, 05/25/50(b)	EUR	400	458,098
1.75%, 05/25/23(a)	EUR	1,440	1,754,210
1.75%, 11/25/24(a)	EUR	1,570	1,951,027
1.75%, 06/25/39(b)	EUR	600	759,230
1.75%, 05/25/66(b)	EUR	648	758,167
2.00%, 05/25/48(b)	EUR	993	1,287,129
2.25%, 10/25/22(a)	EUR	1,313	1,609,718
2.25%, 05/25/24(a)	EUR	1,343	1,697,001

Security		Par (000)	Value

France (continued)
2.50%, 10/25/20(a)	EUR	1,466	$1,717,115
2.50%, 05/25/30(a)	EUR	1,308	1,789,982
2.75%, 10/25/27(a)	EUR	1,539	2,105,382
3.00%, 04/25/22(a)	EUR	1,830	2,264,782
3.25%, 10/25/21(a)	EUR	1,500	1,840,078
3.25%, 05/25/45(a)	EUR	1,012	1,643,268
3.50%, 04/25/20(a)	EUR	1,380	1,608,335
3.50%, 04/25/26(a)	EUR	1,354	1,894,879
3.75%, 04/25/21(a)	EUR	1,470	1,788,615
4.00%, 10/25/38(a)	EUR	1,067	1,843,666
4.00%, 04/25/55(a)	EUR	618	1,181,438
4.00%, 04/25/60(a)	EUR	547	1,075,369
4.25%, 10/25/23(a)	EUR	1,715	2,321,393
4.50%, 04/25/41(a)	EUR	1,597	2,995,519
4.75%, 04/25/35(a)	EUR	1,024	1,833,861
5.50%, 04/25/29(a)	EUR	1,370	2,320,850
5.75%, 10/25/32(a)	EUR	1,238	2,311,797
6.00%, 10/25/25(a)	EUR	1,223	1,911,873
8.50%, 04/25/23(a)	EUR	435	660,829

			69,562,626
Germany — 4.8%
Bundesobligation
0.00%, 04/09/21(a)(c)	EUR	809	917,109
0.00%, 10/08/21(a)(c)	EUR	830	943,399
0.00%, 04/08/22(a)(c)	EUR	761	867,173
0.00%, 10/07/22(a)(c)	EUR	655	747,991
0.00%, 04/14/23(a)(c)	EUR	600	686,225
0.00%, 10/13/23(a)(c)	EUR	600	686,689
0.00%, 04/05/24(c)	EUR	600	686,474
0.25%, 10/16/20(a)	EUR	500	567,142
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,004	1,144,874
0.25%, 02/15/27(a)	EUR	1,045	1,212,051
0.25%, 08/15/28(a)	EUR	800	920,794
0.25%, 02/15/29(a)	EUR	500	573,491
0.50%, 02/15/25(a)	EUR	954	1,123,857
0.50%, 02/15/26(a)	EUR	1,217	1,437,202
0.50%, 08/15/27(a)	EUR	1,050	1,240,315
0.50%, 02/15/28(a)	EUR	850	1,002,731
1.00%, 08/15/24(a)	EUR	685	825,647
1.00%, 08/15/25(a)	EUR	950	1,154,800
1.25%, 08/15/48(a)	EUR	750	973,379
1.50%, 09/04/22(a)	EUR	705	844,990
1.50%, 02/15/23(a)	EUR	855	1,032,622
1.50%, 05/15/23(a)	EUR	741	898,552
1.50%, 05/15/24(a)	EUR	691	850,683
1.75%, 07/04/22(a)	EUR	925	1,113,598
1.75%, 02/15/24(a)	EUR	725	899,389
2.00%, 01/04/22(a)	EUR	855	1,024,976
2.00%, 08/15/23(a)	EUR	753	935,230
2.25%, 09/04/20(a)	EUR	621	722,130
2.25%, 09/04/21(a)	EUR	478	571,580
2.50%, 01/04/21(a)	EUR	740	873,297
2.50%, 07/04/44(a)	EUR	1,131	1,834,279
2.50%, 08/15/46(a)	EUR	996	1,642,012
3.25%, 07/04/21(a)	EUR	725	880,564
3.25%, 07/04/42(a)	EUR	560	1,000,880
4.00%, 01/04/37(a)	EUR	936	1,700,148
4.25%, 07/04/39(a)	EUR	554	1,075,673
4.75%, 07/04/28(a)	EUR	464	751,831

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
4.75%, 07/04/34(a)	EUR	790	$1,477,867
4.75%, 07/04/40(a)	EUR	618	1,290,872
5.50%, 01/04/31(a)	EUR	717	1,313,139
5.63%, 01/04/28(a)	EUR	615	1,036,072
6.25%, 01/04/24(a)	EUR	435	641,625
6.25%, 01/04/30(a)	EUR	375	701,276
6.50%, 07/04/27(a)	EUR	450	781,653

			43,606,281
Ireland — 4.5%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	1,600	1,812,218
0.80%, 03/15/22(a)	EUR	2,180	2,524,972
0.90%, 05/15/28(a)	EUR	2,550	2,981,528
1.00%, 05/15/26(a)	EUR	3,500	4,146,816
1.30%, 05/15/33(a)	EUR	1,220	1,432,336
1.35%, 03/18/31(a)	EUR	900	1,076,511
1.70%, 05/15/37(a)	EUR	1,610	1,959,861
2.00%, 02/18/45(a)	EUR	2,608	3,314,733
2.40%, 05/15/30(a)	EUR	2,868	3,811,362
3.40%, 03/18/24(a)	EUR	2,658	3,494,754
3.90%, 03/20/23(a)	EUR	1,933	2,520,409
4.50%, 04/18/20	EUR	3,338	3,914,020
5.00%, 10/18/20	EUR	2,106	2,545,847
5.40%, 03/13/25	EUR	3,503	5,161,546

			40,696,913
Italy — 6.8%
Italy Buoni Poliennali Del Tesoro
0.05%, 04/15/21	EUR	600	666,485
0.20%, 10/15/20	EUR	582	651,828
0.35%, 06/15/20	EUR	550	617,687
0.35%, 11/01/21	EUR	715	793,840
0.45%, 06/01/21(a)	EUR	695	777,208
0.65%, 11/01/20	EUR	527	593,468
0.65%, 10/15/23	EUR	616	668,298
0.70%, 05/01/20	EUR	552	622,270
0.90%, 08/01/22(a)	EUR	600	668,249
0.95%, 03/01/23	EUR	490	542,402
0.95%, 03/15/23	EUR	730	808,072
1.20%, 04/01/22	EUR	500	564,044
1.25%, 12/01/26(a)	EUR	750	795,549
1.35%, 04/15/22	EUR	543	614,653
1.45%, 09/15/22	EUR	790	895,072
1.45%, 11/15/24(a)	EUR	750	827,675
1.45%, 05/15/25	EUR	600	656,749
1.50%, 08/01/19	EUR	200	225,041
1.50%, 06/01/25	EUR	800	878,158
1.60%, 06/01/26	EUR	670	731,730
1.65%, 03/01/32(b)	EUR	956	949,778
1.85%, 05/15/24	EUR	650	736,413
2.00%, 12/01/25	EUR	750	844,299
2.00%, 02/01/28(a)	EUR	750	824,435
2.05%, 08/01/27	EUR	830	918,171
2.15%, 12/15/21	EUR	446	516,681
2.20%, 06/01/27	EUR	740	829,732
2.25%, 09/01/36(b)	EUR	565	573,494
2.30%, 10/15/21(a)	EUR	300	348,575
2.45%, 10/01/23(a)	EUR	700	816,926
2.45%, 09/01/33(b)	EUR	650	694,793
2.50%, 12/01/24	EUR	835	972,678

Security		Par (000)	Value

Italy (continued)
2.50%, 11/15/25(a)	EUR	650	$751,983
2.70%, 03/01/47(b)	EUR	649	650,938
2.80%, 12/01/28(a)	EUR	550	636,477
2.80%, 03/01/67(b)	EUR	240	228,991
2.95%, 09/01/38(b)	EUR	580	630,844
3.00%, 08/01/29(a)	EUR	300	349,464
3.25%, 09/01/46(b)	EUR	675	747,485
3.35%, 03/01/35(b)	EUR	500	583,887
3.45%, 03/01/48(b)	EUR	650	736,325
3.50%, 03/01/30(b)	EUR	1,020	1,235,563
3.75%, 03/01/21	EUR	949	1,127,367
3.75%, 05/01/21(b)	EUR	643	766,233
3.75%, 08/01/21(b)	EUR	1,201	1,437,708
3.75%, 09/01/24	EUR	748	923,460
3.85%, 09/01/49(b)	EUR	300	356,807
4.00%, 09/01/20	EUR	1,066	1,254,171
4.00%, 02/01/37(b)	EUR	1,098	1,383,858
4.25%, 03/01/20(a)	EUR	1,000	1,159,416
4.50%, 05/01/23	EUR	647	813,451
4.50%, 03/01/24	EUR	897	1,139,702
4.50%, 03/01/26(b)	EUR	1,225	1,589,813
4.75%, 09/01/21	EUR	1,074	1,314,836
4.75%, 08/01/23(b)	EUR	970	1,236,709
4.75%, 09/01/28(b)	EUR	962	1,296,096
4.75%, 09/01/44(b)	EUR	649	890,532
5.00%, 03/01/22	EUR	739	921,269
5.00%, 03/01/25(b)	EUR	1,029	1,353,974
5.00%, 08/01/34(b)	EUR	947	1,322,123
5.00%, 08/01/39(b)	EUR	889	1,247,825
5.00%, 09/01/40(b)	EUR	902	1,260,795
5.25%, 11/01/29	EUR	1,109	1,546,951
5.50%, 09/01/22	EUR	738	944,507
5.50%, 11/01/22(a)	EUR	907	1,165,580
5.75%, 02/01/33	EUR	801	1,185,314
6.00%, 05/01/31(a)	EUR	1,321	1,971,281
6.50%, 11/01/27	EUR	1,054	1,563,336
7.25%, 11/01/26	EUR	536	812,189
9.00%, 11/01/23	EUR	471	700,356

			61,862,069
Japan — 22.8%
Japan Government Five Year Bond
0.10%, 03/20/20	JPY	116,400	1,047,313
0.10%, 06/20/20	JPY	113,350	1,020,593
0.10%, 09/20/20	JPY	26,900	242,348
0.10%, 12/20/20	JPY	154,900	1,396,318
0.10%, 03/20/21	JPY	64,600	582,754
0.10%, 06/20/21	JPY	99,950	902,238
0.10%, 09/20/21	JPY	199,850	1,805,388
0.10%, 12/20/21	JPY	76,300	689,622
0.10%, 03/20/22	JPY	89,400	808,650
0.10%, 06/20/22	JPY	113,000	1,022,890
0.10%, 09/20/22	JPY	147,200	1,333,913
0.10%, 12/20/22	JPY	68,000	616,680
0.10%, 03/20/23	JPY	120,000	1,089,099
0.10%, 06/20/23	JPY	68,000	617,577
0.10%, 09/20/23	JPY	126,000	1,144,448
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	92,750	773,520
0.80%, 03/20/58	JPY	82,000	780,154
0.90%, 03/20/57	JPY	107,550	1,056,100

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.40%, 03/20/55	JPY	57,400	$645,648
1.70%, 03/20/54	JPY	53,950	650,883
1.90%, 03/20/53	JPY	53,800	675,371
2.00%, 03/20/52	JPY	89,100	1,137,216
2.20%, 03/20/49	JPY	65,100	846,566
2.20%, 03/20/50	JPY	58,150	760,887
2.20%, 03/20/51	JPY	87,450	1,153,256
2.40%, 03/20/48	JPY	38,900	521,538
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	562,920
0.10%, 06/20/26	JPY	45,000	411,382
0.10%, 09/20/26	JPY	76,450	698,549
0.10%, 12/20/26	JPY	118,500	1,083,018
0.10%, 03/20/27	JPY	52,000	475,328
0.10%, 06/20/27	JPY	64,050	585,401
0.10%, 09/20/27	JPY	73,250	669,145
0.10%, 12/20/27	JPY	45,000	410,853
0.10%, 03/20/28	JPY	54,000	493,135
0.10%, 06/20/28	JPY	128,900	1,176,505
0.10%, 09/20/28	JPY	222,000	2,023,344
0.10%, 12/20/28	JPY	150,000	1,366,357
0.10%, 03/20/29	JPY	100,000	910,312
0.30%, 12/20/24	JPY	63,550	585,316
0.30%, 12/20/25	JPY	58,550	541,841
0.40%, 03/20/25	JPY	68,200	632,467
0.40%, 06/20/25	JPY	92,250	857,148
0.40%, 09/20/25	JPY	56,950	529,468
0.50%, 09/20/24	JPY	81,250	755,401
0.50%, 12/20/24	JPY	53,850	501,459
0.60%, 03/20/23	JPY	266,200	2,461,564
0.60%, 09/20/23	JPY	21,250	197,213
0.60%, 12/20/23	JPY	209,000	1,942,973
0.60%, 03/20/24	JPY	105,700	984,275
0.60%, 06/20/24	JPY	87,050	812,045
0.70%, 12/20/22	JPY	126,050	1,167,447
0.80%, 09/20/20	JPY	101,150	920,027
0.80%, 06/20/22	JPY	191,700	1,773,089
0.80%, 09/20/22	JPY	298,950	2,771,867
0.80%, 12/20/22	JPY	227,850	2,117,762
0.80%, 06/20/23	JPY	254,100	2,373,037
0.80%, 09/20/23	JPY	88,800	831,144
0.90%, 03/20/22	JPY	86,500	800,320
0.90%, 06/20/22	JPY	83,100	770,952
1.00%, 09/20/20	JPY	144,500	1,317,892
1.00%, 09/20/21	JPY	153,050	1,412,059
1.00%, 12/20/21	JPY	189,650	1,754,452
1.00%, 03/20/22	JPY	221,800	2,057,886
1.10%, 06/20/20	JPY	128,450	1,169,492
1.10%, 03/20/21	JPY	37,350	343,151
1.10%, 06/20/21	JPY	51,450	474,259
1.10%, 09/20/21	JPY	77,750	718,993
1.10%, 12/20/21	JPY	102,550	951,112
1.20%, 12/20/20	JPY	311,850	2,861,180
1.20%, 06/20/21	JPY	123,400	1,139,845
1.30%, 06/20/20	JPY	84,500	771,050
1.30%, 03/20/21	JPY	151,050	1,392,847
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	71,900	609,118
0.50%, 09/20/46	JPY	95,500	852,636
0.50%, 03/20/49	JPY	37,000	326,055

Security		Par (000)	Value

Japan (continued)
0.60%, 12/20/46	JPY	69,200	$632,048
0.70%, 06/20/48	JPY	103,000	960,131
0.70%, 12/20/48	JPY	183,000	1,702,561
0.80%, 03/20/46	JPY	74,700	718,575
0.80%, 03/20/47	JPY	66,000	634,009
0.80%, 06/20/47	JPY	74,300	713,260
0.80%, 09/20/47	JPY	78,400	752,077
0.80%, 12/20/47	JPY	83,550	800,910
0.80%, 03/20/48	JPY	111,300	1,066,062
0.90%, 09/20/48	JPY	99,000	969,307
1.10%, 03/20/33	JPY	29,000	294,903
1.40%, 09/20/45	JPY	37,500	410,761
1.40%, 12/20/45	JPY	49,950	547,331
1.50%, 12/20/44	JPY	51,950	579,065
1.50%, 03/20/45	JPY	78,250	872,676
1.60%, 06/20/45	JPY	45,650	520,170
1.70%, 06/20/33	JPY	32,550	356,014
1.70%, 12/20/43	JPY	68,350	789,043
1.70%, 03/20/44	JPY	77,600	896,621
1.70%, 06/20/44	JPY	56,500	653,452
1.70%, 09/20/44	JPY	59,200	685,290
1.80%, 11/22/32	JPY	26,000	286,365
1.80%, 03/20/43	JPY	95,500	1,117,824
1.80%, 09/20/43	JPY	64,950	761,963
1.90%, 09/20/42	JPY	187,500	2,225,522
1.90%, 06/20/43	JPY	78,750	938,346
2.00%, 12/20/33	JPY	39,750	451,492
2.00%, 09/20/40	JPY	159,050	1,890,621
2.00%, 09/20/41	JPY	159,650	1,910,095
2.00%, 03/20/42	JPY	149,550	1,798,413
2.10%, 09/20/33	JPY	25,550	292,845
2.20%, 09/20/39	JPY	109,400	1,331,296
2.20%, 03/20/41	JPY	141,000	1,736,196
2.30%, 05/20/32	JPY	28,800	332,135
2.30%, 03/20/35	JPY	58,200	692,427
2.30%, 06/20/35	JPY	39,050	465,606
2.30%, 12/20/35	JPY	45,650	546,546
2.30%, 12/20/36	JPY	53,550	646,985
2.30%, 03/20/39	JPY	122,050	1,500,051
2.30%, 03/20/40	JPY	140,950	1,746,780
2.40%, 11/20/31	JPY	22,600	261,657
2.40%, 03/20/34	JPY	48,900	581,988
2.40%, 12/20/34	JPY	42,600	511,556
2.40%, 03/20/37	JPY	84,150	1,031,265
2.40%, 09/20/38	JPY	112,200	1,391,320
2.50%, 06/20/34	JPY	54,500	658,487
2.50%, 09/20/34	JPY	39,700	480,927
2.50%, 09/20/35	JPY	36,550	447,812
2.50%, 03/20/36	JPY	58,800	723,624
2.50%, 06/20/36	JPY	53,500	659,865
2.50%, 09/20/36	JPY	36,900	456,062
2.50%, 09/20/37	JPY	82,800	1,031,329
2.50%, 03/20/38	JPY	109,800	1,374,888
2.90%, 11/20/30	JPY	22,000	262,750
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	97,600	866,145
0.40%, 03/20/36	JPY	73,000	671,259
0.40%, 03/20/39	JPY	50,000	451,089
0.50%, 09/20/36	JPY	89,000	829,372
0.50%, 03/20/38	JPY	110,700	1,023,400

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Japan (continued)
0.50%, 06/20/38	JPY	143,000	$1,320,107
0.50%, 12/20/38	JPY	150,000	1,380,485
0.60%, 12/20/36	JPY	124,100	1,173,799
0.60%, 06/20/37	JPY	84,050	793,266
0.60%, 09/20/37	JPY	111,100	1,047,318
0.60%, 12/20/37	JPY	106,500	1,002,826
0.70%, 03/20/37	JPY	95,500	916,851
0.70%, 09/20/38	JPY	140,000	1,336,005
0.80%, 06/20/23	JPY	69,950	653,262
1.00%, 03/20/23	JPY	39,500	370,784
1.00%, 12/20/35	JPY	122,250	1,232,862
1.20%, 12/20/34	JPY	97,450	1,009,131
1.20%, 03/20/35	JPY	102,250	1,059,305
1.20%, 09/20/35	JPY	87,850	910,895
1.30%, 06/20/35	JPY	89,300	938,077
1.40%, 12/20/22	JPY	27,000	256,252
1.40%, 09/20/34	JPY	154,000	1,635,228
1.50%, 06/20/32	JPY	50,900	540,182
1.50%, 03/20/33	JPY	71,400	762,062
1.50%, 03/20/34	JPY	106,350	1,140,903
1.50%, 06/20/34	JPY	111,000	1,192,212
1.60%, 06/20/30	JPY	67,800	716,126
1.60%, 03/20/32	JPY	52,700	564,405
1.60%, 06/20/32	JPY	45,100	483,877
1.60%, 03/20/33	JPY	88,100	951,092
1.60%, 12/20/33	JPY	100,850	1,093,644
1.70%, 12/20/22	JPY	36,000	345,202
1.70%, 09/20/31	JPY	63,400	683,530
1.70%, 12/20/31	JPY	79,600	859,937
1.70%, 03/20/32	JPY	44,300	479,506
1.70%, 06/20/32	JPY	50,750	550,401
1.70%, 09/20/32	JPY	139,450	1,515,163
1.70%, 12/20/32	JPY	117,050	1,274,124
1.70%, 06/20/33	JPY	115,350	1,261,636
1.70%, 09/20/33	JPY	102,600	1,124,035
1.80%, 06/20/23	JPY	69,000	670,095
1.80%, 12/20/23	JPY	25,000	244,956
1.80%, 06/20/30	JPY	52,100	560,687
1.80%, 09/20/30	JPY	54,850	591,784
1.80%, 06/20/31	JPY	55,800	606,373
1.80%, 09/20/31	JPY	102,950	1,121,279
1.80%, 12/20/31	JPY	107,100	1,169,056
1.80%, 03/20/32	JPY	87,550	957,646
1.80%, 12/20/32	JPY	68,950	758,843
1.90%, 03/22/21	JPY	31,950	297,870
1.90%, 06/20/22	JPY	31,000	296,331
1.90%, 09/20/22	JPY	25,900	248,819
1.90%, 09/20/23	JPY	53,000	519,122
1.90%, 12/20/23	JPY	52,000	511,680
1.90%, 03/20/24	JPY	36,050	356,166
1.90%, 03/20/25	JPY	43,500	438,105
1.90%, 06/20/25	JPY	40,200	406,743
1.90%, 12/20/28	JPY	63,050	672,845
1.90%, 03/20/29	JPY	69,350	742,349
1.90%, 09/20/30	JPY	62,200	677,423
1.90%, 03/20/31	JPY	53,950	590,594
1.90%, 06/20/31	JPY	102,400	1,123,839
2.00%, 06/21/21	JPY	25,650	240,862
2.00%, 03/21/22	JPY	36,100	344,301
2.00%, 06/20/22	JPY	54,750	524,897

Security		Par (000)	Value
Japan (continued)
2.00%, 12/20/24	JPY	67,100	$676,097
2.00%, 03/20/25	JPY	27,050	273,869
2.00%, 06/20/25	JPY	13,800	140,394
2.00%, 09/20/25	JPY	20,650	211,074
2.00%, 12/20/25	JPY	56,050	575,572
2.00%, 03/20/27	JPY	38,350	402,232
2.00%, 06/20/30	JPY	59,700	654,382
2.00%, 12/20/30	JPY	62,450	688,428
2.00%, 03/20/31	JPY	64,550	713,478
2.10%, 09/21/21	JPY	25,000	236,548
2.10%, 12/20/21	JPY	41,850	398,141
2.10%, 03/20/24	JPY	57,300	571,153
2.10%, 09/20/24	JPY	70,600	711,331
2.10%, 03/20/25	JPY	29,900	304,313
2.10%, 06/20/25	JPY	29,150	298,174
2.10%, 09/20/25	JPY	18,850	193,764
2.10%, 12/20/25	JPY	30,000	309,869
2.10%, 03/20/26	JPY	39,600	410,965
2.10%, 12/20/26	JPY	96,350	1,013,018
2.10%, 03/20/27	JPY	70,400	743,411
2.10%, 06/20/27	JPY	27,500	291,595
2.10%, 09/20/27	JPY	46,300	492,773
2.10%, 12/20/27	JPY	104,850	1,119,972
2.10%, 06/20/28	JPY	46,450	500,138
2.10%, 09/20/28	JPY	74,750	807,803
2.10%, 12/20/28	JPY	43,000	466,346
2.10%, 03/20/29	JPY	83,500	908,675
2.10%, 06/20/29	JPY	84,700	924,920
2.10%, 09/20/29	JPY	87,600	958,790
2.10%, 12/20/29	JPY	92,950	1,021,703
2.10%, 03/20/30	JPY	115,200	1,270,194
2.10%, 12/20/30	JPY	116,550	1,296,926
2.20%, 06/22/20	JPY	23,200	213,850
2.20%, 09/21/20	JPY	71,850	665,987
2.20%, 12/20/21	JPY	28,800	274,670
2.20%, 03/20/24	JPY	18,950	189,725
2.20%, 06/20/24	JPY	30,750	309,654
2.20%, 03/20/26	JPY	10,700	111,710
2.20%, 06/20/26	JPY	17,050	178,881
2.20%, 09/20/26	JPY	66,000	695,236
2.20%, 09/20/27	JPY	64,750	694,044
2.20%, 03/20/28	JPY	89,000	961,935
2.20%, 09/20/28	JPY	37,600	409,513
2.20%, 06/20/29	JPY	47,450	522,480
2.20%, 12/20/29	JPY	53,800	596,507
2.20%, 03/20/30	JPY	64,700	719,696
2.20%, 03/20/31	JPY	73,600	829,118
2.30%, 03/20/26	JPY	9,000	94,523
2.30%, 06/20/26	JPY	36,300	383,191
2.30%, 09/20/26	JPY	2,900	30,742
2.30%, 06/20/27	JPY	37,150	399,385
2.30%, 06/20/28	JPY	44,950	491,397
2.40%, 06/20/24	JPY	79,800	810,983
2.40%, 03/20/28	JPY	41,500	455,201
2.40%, 06/20/28	JPY	67,000	737,972
2.50%, 12/21/20	JPY	28,700	268,784
Series 49, 2.10%, 03/22/21	JPY	23,000	215,206

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
Japan Government Two Year Bond
0.10%, 04/15/20	JPY	151,450	$1,362,975
0.10%, 05/15/20	JPY	71,000	639,124
0.10%, 06/01/20	JPY	78,000	702,214

			207,404,536
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/22(b)(c)	EUR	1,624	1,846,044
0.00%, 01/15/24(b)(c)	EUR	1,750	1,991,821
0.25%, 07/15/25(b)	EUR	1,661	1,915,813
0.25%, 07/15/29(b)	EUR	1,000	1,127,761
0.50%, 07/15/26(b)	EUR	2,400	2,810,986
0.75%, 07/15/27(b)	EUR	1,790	2,130,831
0.75%, 07/15/28(b)	EUR	1,100	1,307,723
1.75%, 07/15/23(b)	EUR	2,018	2,467,829
2.00%, 07/15/24(b)	EUR	1,921	2,412,036
2.25%, 07/15/22(b)	EUR	1,628	1,987,429
2.50%, 01/15/33(b)	EUR	1,551	2,231,312
2.75%, 01/15/47(b)	EUR	1,706	2,899,037
3.25%, 07/15/21(b)	EUR	1,825	2,219,536
3.50%, 07/15/20(b)	EUR	1,657	1,948,223
3.75%, 01/15/23	EUR	477	618,616
3.75%, 01/15/42(b)	EUR	1,922	3,588,207
4.00%, 01/15/37(b)	EUR	1,874	3,346,077
5.50%, 01/15/28	EUR	1,545	2,561,901
7.50%, 01/15/23(b)	EUR	904	1,315,528

			40,726,710
Norway — 1.8%
Norway Government Bond
1.50%, 02/19/26(b)	NOK	14,266	1,639,068
1.75%, 03/13/25(b)	NOK	14,830	1,735,011
1.75%, 02/17/27(b)	NOK	15,040	1,751,406
2.00%, 05/24/23(b)	NOK	27,154	3,206,668
2.00%, 04/26/28(b)	NOK	13,400	1,587,856
3.00%, 03/14/24(b)	NOK	18,110	2,241,682
3.75%, 05/25/21(b)	NOK	33,056	4,006,857

			16,168,548
Portugal — 4.8%
Portugal Obrigacoes do Tesouro OT
1.95%, 06/15/29(b)	EUR	1,558	1,884,440
2.13%, 10/17/28(b)	EUR	3,350	4,137,666
2.20%, 10/17/22(b)	EUR	2,880	3,499,060
2.25%, 04/18/34(b)	EUR	900	1,095,272
2.88%, 10/15/25(b)	EUR	3,273	4,241,003
2.88%, 07/21/26(b)	EUR	2,093	2,718,581
3.85%, 04/15/21(b)	EUR	3,536	4,288,643
3.88%, 02/15/30(b)	EUR	1,388	1,973,193
4.10%, 04/15/37(b)	EUR	2,341	3,507,059
4.10%, 02/15/45(b)	EUR	945	1,446,679
4.13%, 04/14/27(b)	EUR	2,254	3,171,214
4.80%, 06/15/20(b)	EUR	2,596	3,077,043
4.95%, 10/25/23(b)	EUR	2,762	3,788,641
5.65%, 02/15/24(b)	EUR	3,276	4,645,955

			43,474,449
Spain — 4.7%
Spain Government Bond
0.05%, 01/31/21	EUR	900	1,014,292
0.40%, 04/30/22	EUR	1,200	1,368,939
0.45%, 10/31/22	EUR	800	915,769

Security		Par (000)	Value

Spain (continued)
0.75%, 07/30/21	EUR	647	$741,729
1.15%, 07/30/20	EUR	910	1,038,656
1.30%, 10/31/26(b)	EUR	675	795,777
1.40%, 04/30/28(b)	EUR	850	999,030
1.40%, 07/30/28(b)	EUR	900	1,053,206
1.45%, 10/31/27(b)	EUR	1,100	1,301,757
1.45%, 04/30/29(b)	EUR	800	933,770
1.50%, 04/30/27(b)	EUR	750	892,168
1.60%, 04/30/25(b)	EUR	1,474	1,779,631
1.85%, 07/30/35(b)	EUR	300	346,663
1.95%, 04/30/26(b)	EUR	450	554,053
1.95%, 07/30/30(b)	EUR	965	1,172,066
2.15%, 10/31/25(b)	EUR	646	804,771
2.35%, 07/30/33(b)	EUR	626	780,949
2.70%, 10/31/48(b)	EUR	850	1,063,874
2.75%, 10/31/24(b)	EUR	800	1,021,289
2.90%, 10/31/46(b)	EUR	820	1,072,671
3.45%, 07/30/66(b)	EUR	400	564,988
3.80%, 04/30/24(b)	EUR	803	1,064,412
4.00%, 04/30/20(b)	EUR	2,161	2,526,142
4.20%, 01/31/37(b)	EUR	797	1,244,411
4.40%, 10/31/23(b)	EUR	577	773,824
4.65%, 07/30/25(b)	EUR	995	1,411,371
4.70%, 07/30/41(b)	EUR	658	1,113,520
4.80%, 01/31/24(b)	EUR	747	1,024,383
4.85%, 10/31/20(b)	EUR	494	596,633
4.90%, 07/30/40(b)	EUR	891	1,535,790
5.15%, 10/31/28(b)	EUR	380	589,668
5.15%, 10/31/44(b)	EUR	545	991,695
5.40%, 01/31/23(b)	EUR	1,359	1,838,188
5.50%, 04/30/21(b)	EUR	1,816	2,269,639
5.75%, 07/30/32	EUR	1,045	1,804,637
5.85%, 01/31/22(b)	EUR	756	988,717
5.90%, 07/30/26(b)	EUR	900	1,391,506
6.00%, 01/31/29	EUR	968	1,598,639

			42,979,223
Sweden — 2.7%
Sweden Government Bond
0.75%, 05/12/28	SEK	22,850	2,527,181
0.75%, 11/12/29(b)	SEK	4,500	494,376
1.00%, 11/12/26(a)	SEK	29,760	3,354,934
1.50%, 11/13/23(b)	SEK	35,850	4,079,225
2.50%, 05/12/25	SEK	28,490	3,470,866
3.50%, 06/01/22	SEK	51,495	6,075,477
3.50%, 03/30/39	SEK	20,595	3,238,836
5.00%, 12/01/20	SEK	11,850	1,356,453

			24,597,348
Switzerland — 1.0%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	1,586	1,642,280
2.25%, 07/06/20(a)	CHF	2,182	2,219,901
4.00%, 02/11/23(a)	CHF	1,780	2,061,953
4.00%, 04/08/28(a)	CHF	2,182	2,996,064

			8,920,198
United Kingdom — 4.8%
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	1,050	1,356,787
0.75%, 07/22/23(a)	GBP	1,080	1,402,592
1.00%, 04/22/24(a)	GBP	560	733,694

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
1.25%, 07/22/27(a)	GBP	950	$1,255,806
1.50%, 01/22/21(a)	GBP	1,005	1,327,070
1.50%, 07/22/26(a)	GBP	830	1,121,383
1.50%, 07/22/47(a)	GBP	840	1,050,716
1.63%, 10/22/28(a)	GBP	640	868,127
1.63%, 10/22/71(a)	GBP	475	636,139
1.75%, 09/07/22(a)	GBP	972	1,307,316
1.75%, 09/07/37(a)	GBP	650	865,422
1.75%, 01/22/49(a)	GBP	200	265,110
1.75%, 07/22/57(a)	GBP	660	898,095
2.00%, 09/07/25(a)	GBP	638	886,789
2.25%, 09/07/23(a)	GBP	538	743,586
2.50%, 07/22/65(a)	GBP	712	1,209,276
2.75%, 09/07/24(a)	GBP	517	739,431
3.25%, 01/22/44(a)	GBP	983	1,684,987
3.50%, 01/22/45(a)	GBP	968	1,737,556
3.50%, 07/22/68(a)	GBP	639	1,380,085
3.75%, 09/07/21(a)	GBP	614	856,968
3.75%, 07/22/52(a)	GBP	618	1,244,682
4.00%, 03/07/22(a)	GBP	425	604,913
4.00%, 01/22/60(a)	GBP	557	1,249,935
4.25%, 12/07/27(a)	GBP	544	895,289
4.25%, 06/07/32(a)	GBP	690	1,209,223
4.25%, 03/07/36(a)	GBP	815	1,489,377
4.25%, 09/07/39(a)	GBP	625	1,185,262
4.25%, 12/07/40(a)	GBP	702	1,348,492
4.25%, 12/07/46(a)	GBP	710	1,448,366
4.25%, 12/07/49(a)	GBP	550	1,161,696
4.25%, 12/07/55(a)	GBP	707	1,594,582
4.50%, 09/07/34(a)	GBP	769	1,417,907
4.50%, 12/07/42(a)	GBP	778	1,576,280
4.75%, 12/07/30(a)	GBP	596	1,068,324
4.75%, 12/07/38(a)	GBP	629	1,254,148
5.00%, 03/07/25(a)	GBP	683	1,096,701
6.00%, 12/07/28(a)	GBP	405	760,764
8.00%, 06/07/21(a)	GBP	460	690,830

			43,623,706

Total Foreign Government Obligations — 97.7% (Cost: $901,667,429)			887,939,716

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 3.00%, 02/15/49	$2,000	$2,026,562

Total U.S. Government Obligations — 0.2% (Cost: $2,020,626)		2,026,562

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	1,236	1,236,139

Total Short-Term Investments — 0.1% (Cost: $1,236,139)		1,236,139

Total Investments in Securities — 98.0% (Cost: $904,924,194)		891,202,417
Other Assets, Less Liabilities — 2.0%		17,842,853

Net Assets — 100.0%		$909,045,270

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	156	1,080	1,236	$1,236,139	$14,099	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	1,322,670	USD	982,645	CITI	05/02/19	$632
CHF	2,562,010	USD	2,512,390	GS	05/02/19	1,849

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	63,107,104	USD	9,439,899	GS	05/02/19	$33,295
EUR	13,511,927	USD	15,087,418	BNP	05/02/19	55,407
NOK	33,755,819	USD	3,890,645	GS	05/02/19	12,890
SEK	65,212,310	USD	6,851,832	GS	05/02/19	7,712
USD	982,645	CAD	1,310,782	GS	05/02/19	8,205
USD	2,580,537	CHF	2,562,010	JPM	05/02/19	66,298
USD	9,508,578	DKK	63,107,104	HSBC	05/02/19	35,384
USD	15,195,614	EUR	13,511,927	JPM	05/02/19	52,790
USD	82,633,350	KRW	95,738,989,572	GS	05/02/19	675,562
USD	3,917,648	NOK	33,755,819	UBS	05/02/19	14,113
USD	7,028,144	SEK	65,212,310	BNP	05/02/19	168,600

						1,132,737

KRW	95,738,989,572	USD	83,476,595	GS	05/02/19	(1,518,808)
KRW	47,872,401,786	USD	41,349,516	GS	06/03/19	(252,034)
USD	982,645	CAD	1,321,657	CITI	06/03/19	(658)
USD	2,520,136	CHF	2,562,010	GS	06/03/19	(1,701)
USD	9,467,352	DKK	63,107,104	GS	06/03/19	(33,840)
USD	15,128,951	EUR	13,511,927	BNP	06/03/19	(54,544)
USD	3,895,699	NOK	33,755,819	GS	06/03/19	(12,790)
USD	6,869,625	SEK	65,212,310	GS	06/03/19	(7,308)

						(1,881,683)

	Net unrealized depreciation					$(748,946)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,132,737

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$1,881,683

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(748,946)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$54,530,313
Average amounts sold — in USD	$53,570,308

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,132,737	$1,881,683

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,132,737	$1,881,683
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$1,132,737	$1,881,683

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets	(b)
BNP Paribas SA	$224,007	$(54,544)	$169,463
Citibank N.A.	632	(632)	—
Goldman Sachs & Co.	739,513	(739,513)	—
HSBC Bank PLC	35,384	—	35,384
JPMorgan Chase Bank N.A.	119,088	—	119,088
UBS AG	14,113	—	14,113

	$1,132,737	$(794,689)	$338,048

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Liabilities	(c)
BNP Paribas SA	$54,544	$(54,544)	$—
Citibank N.A.	658	(632)	26
Goldman Sachs & Co.	1,826,481	(739,513)	1,086,968

	$1,881,683	$(794,689)	$1,086,994

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$887,939,716	$—	$887,939,716
U.S. Government Obligations	—	2,026,562	—	2,026,562
Money Market Funds	1,236,139	—	—	1,236,139

	$1,236,139	$889,966,278	$—	$891,202,417

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,132,737	$—	$1,132,737
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,881,683)	—	(1,881,683)

	$—	$(748,946)	$—	$(748,946)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) April 30, 2019

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$72,928,788	$889,966,278
Affiliated(b)	102,625	1,236,139
Foreign currency, at value(c)	2,338,307	15,986,605
Receivables:
Investments sold	5,663,750	—
Capital shares sold	—	3,101,044
Dividends	150	1,168
Interest	628,166	6,966,613
Unrealized appreciation on:
Forward foreign currency exchange contracts	98,881	1,132,737

Total assets	81,760,667	918,390,584

LIABILITIES
Payables:
Investments purchased	6,987,052	7,206,719
Investment advisory fees	6,170	256,912
Unrealized depreciation on:
Forward foreign currency exchange contracts	167,952	1,881,683

Total liabilities	7,161,174	9,345,314

NET ASSETS	$74,599,493	$909,045,270

NET ASSETS CONSIST OF:
Paid-in capital	$85,436,813	$932,305,863
Accumulated loss	(10,837,320)	(23,260,593)

NET ASSETS	$74,599,493	$909,045,270

Shares outstanding	950,000	18,700,000

Net asset value	$78.53	$48.61

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$75,184,792	$903,688,055
(b) Investments, at cost — Affiliated	$102,625	$1,236,139
(c) Foreign currency, at cost	$2,365,799	$16,063,214

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Operations (unaudited) Six Months Ended April 30, 2019

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$582	$14,099
Interest — Unaffiliated	20,566	4,445,508

Total investment income	21,148	4,459,607

EXPENSES
Investment advisory fees	131,237	1,534,759

Total expenses	131,237	1,534,759
Less:
Investment advisory fees waived	(108,797)	—

Total expenses after fees waived	22,440	1,534,759

Net investment income (loss)	(1,292)	2,924,848

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(51,421)	(692,090)
In-kind redemptions — Unaffiliated	—	850,849
Foreign currency transactions	(53,653)	(515,597)

Net realized loss	(105,074)	(356,838)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(46,553)	21,966,524
Forward foreign currency exchange contracts	(69,071)	(748,946)
Foreign currency translations	25,986	227,820

Net change in unrealized appreciation (depreciation)	(89,638)	21,445,398

Net realized and unrealized gain (loss)	(194,712)	21,088,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(196,004)	$24,013,408

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,292)	$(54,608)	$2,924,848	$6,131,875
Net realized gain (loss)	(105,074)	1,749,150	(356,838)	349,858
Net change in unrealized appreciation (depreciation)	(89,638)	(4,437,124)	21,445,398	(38,679,911)

Net increase (decrease) in net assets resulting from operations	(196,004)	(2,742,582)	24,013,408	(32,198,178)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,360,805)	(350,329)	(2,800,772)	(364,402)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	607,933	36,148,590	72,999,629

NET ASSETS
Total increase (decrease) in net assets	(1,556,809)	(2,484,978)	57,361,226	40,437,049
Beginning of period	76,156,302	78,641,280	851,684,044	811,246,995

End of period	$74,599,493	$76,156,302	$909,045,270	$851,684,044

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Financial Highlights (For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15		Year Ended 10/31/14

Net asset value, beginning of period	$80.16		$82.78	$80.72	$78.95	$88.12		$95.66

Net investment income (loss)(a)	(0.00	)(b)	(0.06)	(0.04)	0.00 (b)	0.15		0.55
Net realized and unrealized gain (loss)(c)	(0.20)		(2.17)	2.10	1.77	(9.12)		(7.77)

Net increase (decrease) from investment operations	(0.20)		(2.23)	2.06	1.77	(8.97)		(7.22)

Distributions(d)
From net investment income	(1.43)		(0.39)	—	—	(0.20)		(0.32)
Return of capital	—		—	—	—	(0.00	)(b)	—

Total distributions	(1.43)		(0.39)	—	—	(0.20)		(0.32)

Net asset value, end of period	$78.53		$80.16	$82.78	$80.72	$78.95		$88.12

Total Return
Based on net asset value	(0.27	)%(e)	(2.71)%	2.55%	2.24%	(10.19)%		(7.57)%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%		0.35%

Total expenses after fees waived	0.06	%(f)	0.01%	0.01%	0.20%	0.35%		0.35%

Net investment income (loss)	(0.00	)%(f)	(0.07)%	(0.04)%	0.01%	0.19%		0.58%

Supplemental Data
Net assets, end of period (000)	$74,599		$76,156	$78,641	$84,758	$126,323		$167,421

Portfolio turnover rate(g)	29	%(e)	47%	48%	53%	53%		51%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17 (a)	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)	Year Ended 10/31/14 (a)

Net asset value, beginning of period	$47.45		$48.72	$48.06	$45.51	$49.24	$50.91

Net investment income(b)	0.16		0.33	0.37	0.45	0.64	0.85
Net realized and unrealized gain (loss)(c)	1.15		(1.58)	0.62	2.17	(4.24)	(1.67)

Net increase (decrease) from investment operations	1.31		(1.25)	0.99	2.62	(3.60)	(0.82)

Distributions(d)
From net investment income	(0.15)		(0.02)	(0.33)	(0.07)	—	(0.85)
Return of capital	—		—	—	—	(0.13)	—

Total distributions	(0.15)		(0.02)	(0.33)	(0.07)	(0.13)	(0.85)

Net asset value, end of period	$48.61		$47.45	$48.72	$48.06	$45.51	$49.24

Total Return
Based on net asset value	2.77	%(e)	(2.57)%	2.13%	5.73%	(7.33)%	(1.65)%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	0.67	%(f)	0.66%	0.78%	0.93%	1.38%	1.65%

Supplemental Data
Net assets, end of period (000)	$909,045		$851,684	$811,247	$773,704	$482,424	$536,703

Portfolio turnover rate(g)	2	%(e)	10%	9%	9%	10%	28%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Each Fund use forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies of the non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35

Expense Waivers: For the six months ended April 30, 2019, BFA has voluntarily waived a portion of its investment advisory fees for the iShares 1-3 Year International Treasury Bond ETF in the amount of $108,797.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
1-3 Year International Treasury Bond	$1,002,189	$—	$21,027,811	$21,424,582
International Treasury Bond	2,020,629	—	23,965,219	19,384,794

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Treasury Bond	$90,017,242	$55,323,356

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
1-3 Year International Treasury Bond	$8,165,313
International Treasury Bond	9,980,518

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$75,487,930	$204,562	$(2,730,150)	$(2,525,588)
International Treasury Bond	905,976,818	15,492,697	(31,016,044)	(15,523,347)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18

iShares ETF	Shares	Amount	Shares	Amount

1-3 Year International Treasury Bond
Shares sold	—	$—	150,000	$13,005,438
Shares redeemed	—	—	(150,000)	(12,397,505)

Net increase	—	$—	—	$607,933

International Treasury Bond
Shares sold	2,300,000	$111,001,496	7,000,000	$353,753,364
Shares redeemed	(1,550,000)	(74,852,906)	(5,700,000)	(280,753,735)

Net increase	750,000	$36,148,590	1,300,000	$72,999,629

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	33

Glossary of Terms Used in this Report

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

BNP	BNP Paribas SA

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.32%	5.40%	4.50%	7.19%	5.40%	24.64%	100.18%
Fund Market	8.47	5.59	4.45	6.89	5.59	24.31	94.72
Index	8.51	5.92	5.05	7.94	5.92	27.92	114.78

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,083.20	$2.01		$1,000.00	$1,022.90	$1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	2.0%
A	16.0
Baa	32.4
Ba	18.7
B	21.2
Caa	4.1
C	0.8
Not Rated	4.8

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Mexico	5.5%
Indonesia	5.0
Russia	3.9
China	3.8
Turkey	3.8
Philippines	3.7
Colombia	3.5
Brazil	3.5
Kazakhstan	3.1
Ecuador	3.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$64,866	$73,298,580

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	11,700	12,431,250

Chile — 1.1%
Corp. Nacional del Cobre de Chile 3.63%, 08/01/27 (Call 05/01/27)(b)	49,765	49,901,107
4.38%, 02/05/49 (Call 08/05/48)(c)	45,825	45,820,189
4.50%, 09/16/25(b)	35,152	37,393,467
4.50%, 08/01/47 (Call 02/01/47)(b)	40,239	41,113,192

		174,227,955

China — 3.0%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	15,488	15,487,923
China Development Bank 2.13%, 06/01/21(b)	8,544	8,406,399
2.63%, 01/24/22(b)	17,649	17,497,660
China Development Bank Corp./Hong Kong, 3.31%, 03/06/22, (3 mo. LIBOR US + 0.700%)(b)(d)	20,522	20,580,467
China Great Wall International Holdings III Ltd., 3.13%, 08/31/22(b)	12,820	12,668,275
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(e)(f)	13,166	12,824,935
CNAC HK Finbridge Co. Ltd. 3.50%, 07/19/22(b)	21,854	21,847,225
4.13%, 07/19/27(b)	15,054	15,042,032
4.63%, 03/14/23(b)	18,195	18,822,091
5.13%, 03/14/28(b)	25,039	26,814,390
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	20,869	21,937,180
Sinopec Group Overseas Development 2012 Ltd. 3.90%, 05/17/22(b)	21,831	22,275,807
4.88%, 05/17/42(b)	13,532	14,949,951
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	22,527	23,546,939
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	20,851	21,821,718
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	19,492	19,306,534
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(b)	14,620	14,231,035
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(b)	21,288	20,837,014
3.00%, 04/12/22(b)	16,356	16,268,086
3.63%, 04/12/27(b)	14,939	14,949,838
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	12,818	12,808,835
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	21,457	22,337,273
State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22(b)	21,034	20,862,468
3.50%, 05/04/27(b)	33,607	33,498,281
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	13,119	12,790,697

		462,413,053

Security	Par (000)	Value

Indonesia — 1.2%
Indonesia Asahan Aluminium Persero PT 5.23%, 11/15/21(b)	$11,195	$11,628,806
5.71%, 11/15/23(b)	14,477	15,525,786
6.53%, 11/15/28(b)	11,011	12,525,012
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	11,096	11,219,776
Pertamina Persero PT 4.30%, 05/20/23(b)	9,028	9,265,301
4.88%, 05/03/22(b)	16,865	17,460,925
5.63%, 05/20/43(b)	19,192	19,929,645
6.00%, 05/03/42(b)	10,699	11,669,774
6.45%, 05/30/44(b)	15,928	18,284,468
Perusahaan Listrik Negara PT 4.13%, 05/15/27(b)	17,275	17,005,510
5.25%, 10/24/42(b)	9,872	9,755,264
5.45%, 05/21/28(b)	10,836	11,594,032
5.50%, 11/22/21(b)	9,156	9,615,585
6.15%, 05/21/48(b)	12,258	13,558,513

		189,038,397

Kazakhstan — 1.6%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	33,792	34,045,440
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(b)	32,974	38,909,320
KazMunayGas National Co. JSC 4.75%, 04/19/27(b)	29,547	30,581,145
5.38%, 04/24/30(b)	41,155	43,992,637
5.75%, 04/19/47(b)	39,580	41,559,000
6.38%, 10/24/48(b)	48,356	53,381,398

		242,468,940

Malaysia — 0.9%
Petronas Capital Ltd. 3.50%, 03/18/25(b)	46,881	47,455,058
4.50%, 03/18/45(b)	46,571	50,595,433
7.88%, 05/22/22(b)	33,995	38,692,259

		136,742,750

Mexico — 2.9%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	9,123	9,145,808
Comision Federal de Electricidad 4.75%, 02/23/27(b)	7,749	7,869,458
4.88%, 01/15/24	12,802	13,179,083
4.88%, 01/15/24(b)	195	200,744
Mexico City Airport Trust, 5.50%, 07/31/47
(Call 01/31/47)(b)	18,925	17,718,531
Petroleos Mexicanos 3.50%, 01/30/23	20,034	19,264,694
4.25%, 01/15/25	8,703	8,198,226
4.50%, 01/23/26	13,458	12,591,305
4.63%, 09/21/23	18,336	18,221,400
4.88%, 01/24/22	16,366	16,520,822
4.88%, 01/18/24	12,054	11,992,525
5.35%, 02/12/28	21,922	20,551,875
5.38%, 03/13/22	14,046	14,384,509
5.50%, 06/27/44	14,866	12,139,055
5.63%, 01/23/46	18,417	15,359,778
6.25%, 03/11/22, (3 mo. LIBOR US + 3.650%)(d)	10,369	10,824,251
6.35%, 02/12/48	30,832	27,185,191
6.38%, 01/23/45	27,460	24,549,515
6.50%, 03/13/27	51,054	51,579,856
6.50%, 01/23/29	18,156	18,137,209

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.50%, 06/02/41	$25,092	$23,122,529
6.63%, 06/15/35	25,267	24,370,021
6.75%, 09/21/47	52,602	48,499,044
6.88%, 08/04/26	27,473	28,582,909

		454,188,338

Oman — 0.1%
Lamar Funding Ltd., 3.96%, 05/07/25(b)	25,306	22,176,027

Peru — 0.5%
Petroleos del Peru SA
4.75%, 06/19/32(b)	33,525	34,069,781
5.63%, 06/19/47(b)	34,815	36,851,678

		70,921,459

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(b)	26,705	32,234,404

Russia — 0.3%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	20,800	21,814,000
6.03%, 07/05/22(b)	13,023	13,641,592
6.80%, 11/22/25(b)	16,245	17,707,050

		53,162,642

Saudi Arabia — 0.2%
Saudi Arabian Oil Co.
2.75%, 04/16/22(c)	10,950	10,877,894
2.88%, 04/16/24(c)	8,900	8,765,209
3.50%, 04/16/29(c)	8,100	7,962,219
4.25%, 04/16/39(c)	8,145	7,978,313
4.38%, 04/16/49(c)	1,755	1,707,440

		37,291,075

South Africa — 0.7%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	26,331	27,360,937
6.75%, 08/06/23(b)	26,525	26,657,625
7.13%, 02/11/25(b)	31,190	31,501,900
Transnet SOC Ltd., 4.00%, 07/26/22(b)	21,441	21,080,791

		106,601,253

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	20,450	21,523,625

Venezuela — 0.4%
Petroleos de Venezuela SA
5.38%, 04/12/27(g)	24,185	5,078,850
5.50%, 04/12/37(g)	22,444	4,488,840
6.00%, 05/16/24(g)	70,800	14,868,041
6.00%, 11/15/26(g)	58,476	12,279,956
9.00%, 11/17/21(g)	36,205	9,141,821
9.75%, 05/17/35(g)	40,301	10,276,818
12.75%, 02/17/22(g)	24,511	6,127,575

		62,261,901

Total Corporate Bonds & Notes — 13.8% (Cost: $2,187,459,148)		2,150,981,649

Security	Par (000)	Value

Foreign Government Obligations(a)

Angola — 1.1%
Angolan Government International Bond
8.25%, 05/09/28(b)	$58,569	$61,277,816
9.38%, 05/08/48(b)	58,321	62,589,222
9.50%, 11/12/25(b)	48,871	54,857,698

		178,724,736

Argentina — 2.6%
Argentine Republic Government International Bond
3.75%, 12/31/38(h)	72,714	38,211,299
4.63%, 01/11/23	22,549	16,633,608
5.63%, 01/26/22	45,227	35,186,606
5.88%, 01/11/28	60,571	41,972,372
6.63%, 07/06/28	13,423	9,463,416
6.88%, 01/26/27	50,627	36,375,500
6.88%, 01/11/48	40,209	26,627,807
7.13%, 07/06/36	24,896	17,116,000
7.13%, 06/28/17	38,554	25,692,193
7.50%, 04/22/26	91,466	68,631,970
7.63%, 04/22/46	38,408	26,742,146
8.28%, 12/31/33	81,537	60,543,124

		403,196,041

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	38,969	34,825,232
4.75%, 03/18/24(b)	39,818	41,112,085
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	33,602	34,362,917

		110,300,234

Bahrain — 0.9%
Bahrain Government International Bond
6.00%, 09/19/44(b)	15,300	14,305,500
6.13%, 07/05/22(b)	12,300	12,699,750
6.13%, 08/01/23(b)	18,810	19,562,400
6.75%, 09/20/29(b)	15,723	16,627,073
7.00%, 01/26/26(b)	16,575	17,776,687
7.00%, 10/12/28(b)	22,160	23,925,376
CBB International Sukuk Co. 5 Spc, 5.62%, 02/12/24(b)	11,600	11,977,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	14,200	15,478,000

		132,351,786

Bolivia — 0.2%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	33,238	31,091,656

Brazil — 3.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	27,045	29,133,009
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	18,091	18,619,606
Brazilian Government International Bond
2.63%, 01/05/23	41,165	39,724,225
4.25%, 01/07/25	76,618	77,345,871
4.50%, 05/30/29 (Call 02/28/29)	9,900	9,640,125
4.63%, 01/13/28 (Call 10/13/27)	57,575	57,731,892
5.00%, 01/27/45	65,737	59,952,144
5.63%, 01/07/41	45,656	45,557,155
5.63%, 02/21/47	52,058	51,103,516
6.00%, 04/07/26	40,689	44,757,900
7.13%, 01/20/37	35,138	41,176,290
8.25%, 01/20/34	31,104	39,488,861

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.88%, 04/15/24	$14,832	$18,421,344

		532,651,938

Chile — 0.8%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	65,463	65,724,852
3.86%, 06/21/47	51,660	51,853,725

		117,578,577

China — 0.8%
China Government International Bond
2.13%, 11/02/22(b)	14,565	14,290,799
2.63%, 11/02/27(b)	13,811	13,383,757
3.25%, 10/19/23(b)	22,697	23,236,054
3.50%, 10/19/28(b)	14,611	15,179,339
Export-Import Bank of China (The)
2.63%, 03/14/22(b)	17,838	17,673,498
2.88%, 04/26/26(b)	14,069	13,525,022
3.63%, 07/31/24(b)	21,383	21,825,521

		119,113,990

Colombia — 3.4%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	20,895	20,460,697
3.88%, 04/25/27 (Call 01/25/27)	46,551	47,225,990
4.00%, 02/26/24 (Call 11/26/23)	41,396	42,472,296
4.38%, 07/12/21	38,000	39,075,210
4.50%, 01/28/26 (Call 10/28/25)	31,707	33,419,178
4.50%, 03/15/29 (Call 12/15/28)	40,406	42,587,924
5.00%, 06/15/45 (Call 12/15/44)	94,899	98,884,758
5.20%, 05/15/49 (Call 11/15/48)	22,467	23,972,289
5.63%, 02/26/44 (Call 08/26/43)	48,993	54,896,656
6.13%, 01/18/41	49,485	58,242,608
7.38%, 09/18/37	37,027	48,289,688
8.13%, 05/21/24	20,708	25,077,906

		534,605,200

Costa Rica — 0.6%
Costa Rica Government International Bond
4.25%, 01/26/23(b)	31,547	30,209,249
7.00%, 04/04/44(b)	32,381	31,075,236
7.16%, 03/12/45(b)	35,443	34,468,318

		95,752,803

Croatia — 0.8%
Croatia Government International Bond
5.50%, 04/04/23(b)	50,514	54,757,176
6.00%, 01/26/24(b)	57,993	64,940,271

		119,697,447

Dominican Republic — 2.6%
Dominican Republic International Bond
5.50%, 01/27/25(b)	49,828	51,322,840
5.88%, 04/18/24(b)	33,827	35,315,388
5.95%, 01/25/27(b)	55,591	58,509,528
6.00%, 07/19/28(b)	43,865	46,230,420
6.50%, 02/15/48(b)	33,356	34,564,321
6.85%, 01/27/45(b)	66,059	70,584,041
6.88%, 01/29/26(b)	49,686	54,778,815
7.45%, 04/30/44(b)	50,155	56,650,073
7.50%, 05/06/21(b)	1,000	1,035,000

		408,990,426

Security	Par (000)	Value

Ecuador — 3.0%
Ecuador Government International Bond
7.88%, 01/23/28(b)	$90,077	$86,825,671
7.95%, 06/20/24(b)	56,885	57,756,763
8.75%, 06/02/23(b)	36,056	38,183,304
8.88%, 10/23/27(b)	73,168	74,344,176
9.63%, 06/02/27(b)	31,236	33,094,542
9.65%, 12/13/26(b)	52,081	55,454,026
10.75%, 03/28/22(b)	83,699	93,798,540
10.75%, 01/31/29(c)	500	557,617
10.75%, 01/31/29(b)	20,525	22,890,198

		462,904,837

Egypt — 2.8%
Egypt Government International Bond
5.58%, 02/21/23(b)	36,581	36,215,190
5.88%, 06/11/25(b)	40,819	39,849,549
6.13%, 01/31/22(b)	71,799	72,516,990
6.59%, 02/21/28(b)	41,015	39,528,206
7.50%, 01/31/27(b)	58,478	60,013,048
7.60%, 03/01/29(c)	37,400	37,587,000
7.90%, 02/21/48(b)	50,879	49,034,636
8.50%, 01/31/47(b)	77,274	78,239,925
8.70%, 03/01/49(c)	1,000	1,026,250
8.70%, 03/01/49(b)	28,900	29,658,625

		443,669,419

El Salvador — 0.2%
El Salvador Government International Bond, 7.65%, 06/15/35(b)	33,162	34,339,251

Ethiopia — 0.2%
Ethiopia International Bond, 6.63%, 12/11/24(b)	35,443	36,340,948

Gabon — 0.3%
Gabon Government International Bond, 6.38%, 12/12/24(b)	51,852	49,972,326

Ghana — 1.1%
Ghana Government International Bond
7.63%, 05/16/29(b)	40,179	39,425,644
7.88%, 08/07/23(b)	4,000	4,185,000
8.13%, 01/18/26(b)	33,639	34,816,365
8.13%, 03/26/32(c)	29,775	29,529,803
8.63%, 06/16/49(b)	36,663	35,104,823
8.95%, 03/26/51(c)	24,125	23,873,014

		166,934,649

Hungary — 1.8%
Hungary Government International Bond
5.38%, 02/21/23	65,248	70,534,719
5.38%, 03/25/24	65,230	71,787,246
5.75%, 11/22/23	67,410	74,756,005
7.63%, 03/29/41	40,024	60,227,114

		277,305,084

India — 0.4%
Export-Import Bank of India
3.38%, 08/05/26(b)	34,012	32,783,316
3.88%, 02/01/28(b)	33,781	33,354,853

		66,138,169

Indonesia — 3.7%
Indonesia Government International Bond
2.95%, 01/11/23	12,756	12,631,752
3.38%, 04/15/23(b)	10,067	10,109,231

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
3.50%, 01/11/28	$12,110	$11,867,800
3.75%, 04/25/22(b)	21,689	22,020,733
3.85%, 07/18/27(b)	9,588	9,650,082
4.10%, 04/24/28	11,572	11,832,370
4.13%, 01/15/25(b)	21,678	22,359,231
4.35%, 01/08/27(b)	14,690	15,254,463
4.35%, 01/11/48	19,569	19,284,956
4.63%, 04/15/43(b)	15,255	15,474,901
4.75%, 01/08/26(b)	24,435	26,023,153
4.75%, 02/11/29	13,894	14,880,474
4.75%, 07/18/47(b)	9,846	10,084,027
5.13%, 01/15/45(b)	22,441	24,078,857
5.25%, 01/17/42(b)	23,563	25,610,978
5.25%, 01/08/47(b)	14,572	15,886,467
5.35%, 02/11/49	10,486	11,708,825
5.38%, 10/17/23(b)	12,624	13,695,588
5.88%, 01/15/24(b)	21,314	23,601,951
5.95%, 01/08/46(b)	12,353	14,677,526
6.63%, 02/17/37(b)	17,297	21,495,760
6.75%, 01/15/44(b)	20,501	26,558,943
7.75%, 01/17/38(b)	22,146	30,639,102
8.50%, 10/12/35(b)	15,715	22,628,264
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22(b)	7,434	7,443,479
3.40%, 03/29/22(b)	14,129	14,137,831
3.75%, 03/01/23(b)	14,808	14,982,661
4.15%, 03/29/27(b)	21,848	22,209,038
4.33%, 05/28/25(b)	20,671	21,322,033
4.35%, 09/10/24(b)	14,030	14,529,538
4.40%, 03/01/28(b)	21,801	22,481,954
4.45%, 02/20/29(c)	400	413,022
4.45%, 02/20/29(b)	8,400	8,673,462
4.55%, 03/29/26(b)	17,685	18,434,048

		576,682,500

Iraq — 0.8%
Iraq International Bond
5.80%, 01/15/28 (Call 06/16/19)(b)	87,467	84,624,322
6.75%, 03/09/23(b)	35,457	35,988,855

		120,613,177

Ivory Coast — 0.8%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/19)(b)(h)	56,576	53,181,510
6.13%, 06/15/33(b)	40,765	37,069,857
6.38%, 03/03/28(b)	35,978	34,853,688

		125,105,055

Jamaica — 1.0%
Jamaica Government International Bond
6.75%, 04/28/28	62,936	70,382,588
7.88%, 07/28/45	32,743	39,618,866
8.00%, 03/15/39	41,003	49,656,478

		159,657,932

Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(b)	33,032	32,247,490
6.13%, 01/29/26(b)	33,887	33,929,359
7.38%, 10/10/47(b)	33,974	33,039,715

		99,216,564

Security	Par (000)	Value

Kazakhstan — 1.5%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	$49,046	$50,860,702
4.88%, 10/14/44(b)	32,575	34,977,406
5.13%, 07/21/25(b)	79,575	87,830,906
6.50%, 07/21/45(b)	47,268	61,389,315

		235,058,329

Kenya — 0.9%
Kenya Government International Bond
6.88%, 06/24/24(b)	67,085	68,258,987
7.25%, 02/28/28(b)	32,899	32,570,010
8.25%, 02/28/48(b)	33,761	33,310,122

		134,139,119

Kuwait — 0.4%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	56,860	57,798,190

Lebanon — 1.6%
Lebanon Government International Bond
6.00%, 01/27/23(b)	36,328	31,378,310
6.10%, 10/04/22(b)	51,683	45,450,805
6.60%, 11/27/26(b)	52,213	42,861,391
6.65%, 02/26/30(b)	44,669	35,286,947
6.75%, 11/29/27(b)	33,513	27,187,589
6.85%, 03/23/27(b)	41,478	34,051,571
7.00%, 03/23/32(b)	32,757	26,357,756

		242,574,369

Lithuania — 0.4%
Lithuania Government International Bond, 6.63%, 02/01/22(b)	51,014	56,039,899

Malaysia — 1.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	101,800	95,649,752
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	33,824	33,810,978
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	34,073	34,061,586

		163,522,316

Mexico — 2.5%
Mexico Government International Bond
3.60%, 01/30/25	22,389	22,333,028
3.63%, 03/15/22	19,778	20,104,337
3.75%, 01/11/28	22,288	21,909,104
4.00%, 10/02/23	26,582	27,366,169
4.13%, 01/21/26	23,622	23,994,047
4.15%, 03/28/27	28,764	29,152,314
4.35%, 01/15/47	20,393	19,039,415
4.50%, 04/22/29	19,523	20,137,975
4.60%, 01/23/46	23,165	22,355,267
4.60%, 02/10/48	24,841	24,033,667
4.75%, 03/08/44	40,848	40,252,232
5.55%, 01/21/45	26,446	29,031,493
5.75%, 12/10/10	23,116	23,706,036
6.05%, 01/11/40	29,496	33,787,668
6.75%, 09/27/34	16,811	20,542,117
8.30%, 08/15/31	11,785	15,916,762

		393,661,631

Mongolia — 0.2%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	33,330	32,702,563

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco — 0.3%
Morocco Government International Bond, 4.25%, 12/11/22(b)	$52,243	$53,287,860

Nigeria — 2.0%
Nigeria Government International Bond 6.50%, 11/28/27(b)	49,668	48,922,980
7.14%, 02/23/30(b)	41,328	41,018,040
7.63%, 11/21/25(b)	37,018	39,516,715
7.63%, 11/28/47(b)	50,677	48,713,266
7.70%, 02/23/38(b)	39,272	38,743,595
7.88%, 02/16/32(b)	49,481	51,089,133
8.75%, 01/21/31(b)	33,179	36,496,900

		304,500,629

Oman — 2.7%
Oman Government International Bond 3.63%, 06/15/21(b)	29,155	28,389,681
3.88%, 03/08/22(b)	26,532	25,802,370
4.13%, 01/17/23(b)	27,436	26,510,035
4.75%, 06/15/26(b)	59,523	55,058,775
5.38%, 03/08/27(b)	45,034	42,388,253
5.63%, 01/17/28(b)	59,534	56,631,717
6.50%, 03/08/47(b)	46,083	41,071,474
6.75%, 01/17/48(b)	63,364	57,423,625
Oman Sovereign Sukuk SAOC 4.40%, 06/01/24(b)	47,163	44,922,757
5.93%, 10/31/25(b)	37,742	38,290,203

		416,488,890

Pakistan — 1.0%
Pakistan Government International Bond 6.88%, 12/05/27(b)	51,527	51,002,713
8.25%, 04/15/24(b)	36,265	39,148,974
Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/21(b)	27,981	28,171,691
5.63%, 12/05/22(b)	34,714	34,757,392

		153,080,770

Panama — 2.0%
Panama Government International Bond 3.75%, 03/16/25 (Call 12/16/24)	41,579	42,847,160
3.88%, 03/17/28 (Call 12/17/27)	43,805	45,318,682
4.00%, 09/22/24 (Call 06/22/24)	39,346	40,998,532
4.50%, 05/15/47	38,733	40,699,668
4.50%, 04/16/50 (Call 10/16/49)	57,449	59,966,702
6.70%, 01/26/36	67,159	87,298,977

		317,129,721

Paraguay — 0.2%
Paraguay Government International Bond, 6.10%, 08/11/44(b)	33,908	38,197,362

Peru — 2.5%
Peruvian Government International Bond 4.13%, 08/25/27	41,718	44,867,709
5.63%, 11/18/50	83,285	106,479,873
6.55%, 03/14/37	38,732	51,804,631
7.35%, 07/21/25	61,011	76,044,415
8.75%, 11/21/33	72,380	112,298,656

		391,495,284

Security	Par (000)	Value

Philippines — 3.5%
Philippine Government International Bond 3.00%, 02/01/28	$43,640	$43,094,500
3.70%, 03/01/41	44,272	44,789,761
3.70%, 02/02/42	40,802	41,353,031
3.75%, 01/14/29	30,585	32,076,019
3.95%, 01/20/40	42,758	44,786,653
4.20%, 01/21/24	33,192	35,125,268
5.00%, 01/13/37	26,201	30,937,748
5.50%, 03/30/26	23,777	27,370,061
6.38%, 01/15/32	19,672	25,325,044
6.38%, 10/23/34	42,336	56,318,522
7.75%, 01/14/31	36,647	51,558,848
9.50%, 02/02/30	40,613	62,624,231
10.63%, 03/16/25	31,217	44,302,386

		539,662,072

Poland — 1.9%
Republic of Poland Government International Bond 3.00%, 03/17/23	67,020	67,695,226
3.25%, 04/06/26	57,893	59,023,071
4.00%, 01/22/24	65,628	68,763,050
5.00%, 03/23/22	99,939	106,227,662

		301,709,009

Qatar — 1.6%
Qatar Government International Bond 3.25%, 06/02/26(b)	20,600	20,522,750
3.38%, 03/14/24(c)	20,775	21,065,850
3.88%, 04/23/23(b)	14,700	15,177,750
4.00%, 03/14/29(c)	28,425	29,591,420
4.50%, 04/23/28(b)	21,500	23,193,125
4.63%, 06/02/46(b)	8,860	9,402,675
4.82%, 03/14/49(c)	42,600	45,741,750
5.10%, 04/23/48(b)	40,254	44,966,335
5.75%, 01/20/42(b)	8,689	10,568,995
6.40%, 01/20/40(b)	5,360	6,968,000
9.75%, 06/15/30(b)	7,489	11,645,395
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	10,000	10,087,500

		248,931,545

Romania — 1.5%
Romanian Government International Bond 4.38%, 08/22/23(b)	49,576	51,508,225
4.88%, 01/22/24(b)	32,280	34,378,200
5.13%, 06/15/48(b)	40,838	41,297,427
6.13%, 01/22/44(b)	33,298	38,500,813
6.75%, 02/07/22(b)	67,055	73,257,587

		238,942,252

Russia — 3.5%
Russian Foreign Bond-Eurobond, 5.10%, 03/28/35(c)	3,600	3,726,000
Russian Foreign Bond-Eurobond 4.25%, 06/23/27(b)	41,600	41,891,200
4.38%, 03/21/29(b)	27,600	27,779,400
4.50%, 04/04/22(b)	33,800	34,932,300
4.75%, 05/27/26(b)	48,400	50,100,050
4.88%, 09/16/23(b)	47,000	49,538,000
5.25%, 06/23/47(b)	118,400	122,612,080
5.63%, 04/04/42(b)	50,000	55,500,000
5.88%, 09/16/43(b)	27,800	31,796,250
7.50%, 03/31/30(b)(h)	53,938	60,134,051
12.75%, 06/24/28(b)	42,694	69,004,177

		547,013,508

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia — 1.6%
KSA Sukuk Ltd. 2.89%, 04/20/22(b)	$20,150	$20,131,865
3.63%, 04/20/27(b)	19,600	19,727,400
4.30%, 01/19/29(b)	7,200	7,509,600
Saudi Government International Bond 2.88%, 03/04/23(b)	9,200	9,126,400
3.25%, 10/26/26(b)	16,150	15,859,300
3.63%, 03/04/28(b)	22,800	22,811,400
4.00%, 04/17/25(b)	19,799	20,511,764
4.38%, 04/16/29(c)	1,550	1,626,725
4.38%, 04/16/29(b)	21,175	22,223,163
4.50%, 04/17/30(b)	13,200	13,906,200
4.50%, 10/26/46(b)	25,542	25,171,641
4.63%, 10/04/47(b)	19,550	19,618,425
5.00%, 04/17/49(b)	18,150	19,166,400
5.25%, 01/16/50(b)	22,750	24,673,626

		242,063,909

Senegal — 0.4%
Senegal Government International Bond 6.25%, 05/23/33(b)	38,037	36,658,159
6.75%, 03/13/48(b)	32,905	30,318,173

		66,976,332

Serbia — 0.5%
Serbia International Bond, 7.25%, 09/28/21(b)	67,747	73,759,546

Slovakia — 0.3%
Slovakia Government International Bond, 4.38%, 05/21/22(b)	50,179	52,647,556

South Africa — 2.2%
Republic of South Africa Government International Bond 4.30%, 10/12/28	50,476	47,125,655
4.67%, 01/17/24	38,995	39,287,462
4.85%, 09/27/27	27,375	26,622,188
4.88%, 04/14/26	31,499	31,183,538
5.00%, 10/12/46	26,492	23,313,887
5.38%, 07/24/44	25,524	23,468,680
5.65%, 09/27/47	39,223	36,782,349
5.88%, 05/30/22	27,591	28,936,061
5.88%, 09/16/25	51,733	54,513,649
5.88%, 06/22/30	31,904	32,579,567

		343,813,036

Sri Lanka — 2.3%
Sri Lanka Government International Bond 5.75%, 04/18/23(b)	41,544	40,620,685
5.88%, 07/25/22(b)	31,795	31,459,722
6.20%, 05/11/27(b)	49,503	46,582,075
6.25%, 07/27/21(b)	31,652	31,790,161
6.75%, 04/18/28(b)	41,732	40,219,215
6.83%, 07/18/26(b)	35,671	35,046,579
6.85%, 03/14/24(c)	33,561	33,812,708
6.85%, 11/03/25(b)	50,657	50,482,993
7.85%, 03/14/29(c)	46,225	47,394,261

		357,408,399

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	33,647	33,226,413

Security	Par (000)	Value

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	$33,840	$30,879,000

Turkey — 3.7%
Hazine Mustesarligi Varlik Kiralama AS 4.25%, 06/08/21(b)	12,897	12,430,773
4.49%, 11/25/24(b)	13,005	11,447,001
5.00%, 04/06/23(b)	15,500	14,511,875
5.80%, 02/21/22(c)	14,140	13,796,045
Turkey Government International Bond 3.25%, 03/23/23	20,269	17,738,922
4.25%, 04/14/26	18,117	15,048,614
4.88%, 10/09/26	35,833	30,522,012
4.88%, 04/16/43	37,852	27,831,629
5.13%, 03/25/22	13,298	12,684,763
5.13%, 02/17/28	24,508	20,711,098
5.75%, 03/22/24	29,355	27,467,327
5.75%, 05/11/47	41,722	32,706,919
6.00%, 03/25/27	37,561	33,792,317
6.00%, 01/14/41	35,129	28,494,010
6.13%, 10/24/28	25,359	22,737,513
6.25%, 09/26/22	32,582	31,770,220
6.63%, 02/17/45	38,177	32,493,399
6.75%, 05/30/40	20,440	17,884,285
6.88%, 03/17/36	34,449	30,837,884
7.25%, 12/23/23	25,399	25,314,294
7.25%, 03/05/38	13,385	12,378,113
7.38%, 02/05/25	38,345	37,887,736
7.63%, 04/26/29	28,409	27,627,753
8.00%, 02/14/34	18,912	18,918,146
11.88%, 01/15/30	16,227	20,723,096

		577,755,744

Ukraine — 2.6%
Ukraine Government International Bond 7.38%, 09/25/32(b)	94,322	83,239,165
7.75%, 09/01/21(b)	42,476	42,136,192
7.75%, 09/01/22(b)	44,312	43,514,384
7.75%, 09/01/23(b)	43,784	42,251,560
7.75%, 09/01/24(b)	40,685	38,894,860
7.75%, 09/01/25(b)	41,033	38,694,119
7.75%, 09/01/26(b)	42,559	39,664,988
7.75%, 09/01/27(b)	39,879	36,768,438
9.75%, 11/01/28(b)	45,886	46,867,731

		412,031,437

United Arab Emirates — 1.1%
Abu Dhabi Government International Bond 2.50%, 10/11/22(b)	29,920	29,531,040
3.13%, 05/03/26(b)	30,600	30,676,500
3.13%, 10/11/27(b)	45,043	44,761,481
4.13%, 10/11/47(b)	36,830	37,382,450
RAK Capital, 3.09%, 03/31/25(b)	1,200	1,162,446
Sharjah Sukuk Program Ltd. 3.85%, 04/03/26(b)	10,400	10,374,000
4.23%, 03/14/28(b)	9,700	9,863,979

		163,751,896

Uruguay — 2.5%
Uruguay Government International Bond 4.38%, 10/27/27	61,468	64,234,132
4.38%, 01/23/31 (Call 10/23/30)	38,653	40,179,821

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
4.50%, 08/14/24	$38,672	$40,508,391
4.98%, 04/20/55	58,270	59,959,430
5.10%, 06/18/50	130,752	137,289,894
7.63%, 03/21/36	37,594	51,141,049

		393,312,717

Venezuela — 0.7%
Venezuela Government International Bond 6.00%, 12/09/20(g)	11,204	3,109,110
7.00%, 03/31/38(g)	20,227	5,461,290
7.65%, 04/21/25(g)	21,100	5,855,250
8.25%, 10/13/24(g)	41,370	11,686,968
9.00%, 05/07/23(g)	29,024	8,235,532
9.25%, 09/15/27(g)	52,980	16,026,450
9.25%, 05/07/28(g)	26,699	7,542,439
9.38%, 01/13/34(g)	18,430	5,851,525
11.75%, 10/21/26(g)	42,002	12,600,660
11.95%, 08/05/31(g)	57,610	16,707,074
12.75%, 08/23/22(g)	40,940	12,282,000

		105,358,298

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	33,982	35,617,724

Zambia — 0.3%
Zambia Government International Bond
8.50%, 04/14/24(b)	35,017	24,249,272
8.97%, 07/30/27(b)	41,376	28,652,880

		52,902,152

Total Foreign Government Obligations — 84.6% (Cost: $13,558,022,057)		13,210,374,222

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(i)(j)	78,467	$78,467,416

Total Short-Term Investments — 0.5% (Cost: $ 78,467,416)		78,467,416

Total Investments in Securities — 98.9% (Cost: $ 15,823,948,621)		15,439,823,287

Other Assets, Less Liabilities — 1.1%		168,966,345

Net Assets — 100.0%		$15,608,789,632

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	62,171	16,296	78,467	$78,467,416	$1,047,930	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,150,981,649	$—	$2,150,981,649
Foreign Government Obligations	—	13,210,374,222	—	13,210,374,222
Money Market Funds	78,467,416	—	—	78,467,416

	$78,467,416	$15,361,355,871	$—	$15,439,823,287

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited) April 30, 2019

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$15,361,355,871
Affiliated(b)	78,467,416
Cash	1,084,598
Receivables:
Investments sold	18,552,109
Capital shares sold	10,230,087
Dividends	144,715
Interest	200,945,381

Total assets	15,670,780,177

LIABILITIES
Payables:
Investments purchased	56,741,929
Investment advisory fees	5,248,616

Total liabilities	61,990,545

NET ASSETS	$15,608,789,632

NET ASSETS CONSIST OF:
Paid-in capital	$16,229,349,551
Accumulated loss	(620,559,919)

NET ASSETS	$15,608,789,632

Shares outstanding	142,500,000

Net asset value	$109.54

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$15,745,481,205
(b) Investments, at cost — Affiliated	$78,467,416

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statement of Operations  (unaudited)

Six Months Ended April 30, 2019

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,047,930
Interest — Unaffiliated	436,711,681
Other income — Unaffiliated	1,101,386
Foreign taxes withheld	33

Total investment income	438,861,030

EXPENSES
Investment advisory fees	30,949,868

Total expenses	30,949,868

Net investment income	407,911,162

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(56,888,566)
In-kind redemptions — Unaffiliated	103,985,154

Net realized gain	47,096,588

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	819,101,475

Net change in unrealized appreciation (depreciation)	819,101,475

Net realized and unrealized gain	866,198,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,274,109,225

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$407,911,162	$583,133,460
Net realized gain (loss)	47,096,588	(87,221,198)
Net change in unrealized appreciation (depreciation)	819,101,475	(1,252,248,328)

Net increase (decrease) in net assets resulting from operations	1,274,109,225	(756,336,066)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(521,966,156)	(560,509,063)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	111,916,067	4,133,365,853

NET ASSETS
Total increase in net assets	864,059,136	2,816,520,724
Beginning of period	14,744,730,496	11,928,209,772

End of period	$15,608,789,632	$14,744,730,496

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$104.57		$115.92	$114.74	$108.36	$114.15	$110.96

Net investment income(a)	2.73		5.07	5.33	5.39	5.08	4.86
Net realized and unrealized gain (loss)(b)	5.78		(11.50)	1.02	6.57	(5.75)	3.17

Net increase (decrease) from investment operations	8.51		(6.43)	6.35	11.96	(0.67)	8.03

Distributions(c)
From net investment income	(3.54)		(4.92)	(5.17)	(5.58)	(5.12)	(4.84)

Total distributions	(3.54)		(4.92)	(5.17)	(5.58)	(5.12)	(4.84)

Net asset value, end of period	$109.54		$104.57	$115.92	$114.74	$108.36	$114.15

Total Return
Based on net asset value	8.32	%(d)	(5.68)%	5.74%	11.35%	(0.55)%	7.45%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.54%	0.59%	0.60%	0.60%

Total expenses after fees waived	0.39	%(e)	0.39%	0.40%	0.40%	0.40%	0.59%

Net investment income	5.17	%(e)	4.60%	4.69%	4.81%	4.61%	4.35%

Supplemental Data
Net assets, end of period (000)	$15,608,790		$14,744,730	$11,928,210	$9,649,296	$4,464,443	$5,147,968

Portfolio turnover rate(f)	6	%(d)	15%	26%	32%	24%	52%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$652,818	$8,818,919

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$976,736,160	$854,218,379

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$4,353,438,084	$4,421,393,427

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $160,819,685 available to offset future realized capital gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$15,892,794,008	$170,378,323	$(623,349,044)	$(452,970,721)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount

J.P. Morgan USD Emerging Markets Bond
Shares sold	43,500,000	$4,614,041,392	98,900,000	$10,877,622,219
Shares redeemed	(42,000,000)	(4,502,125,325)	(60,800,000)	(6,744,256,366)

Net increase	1,500,000	$111,916,067	38,100,000	$4,133,365,853

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond(a)	$3.415035	$—	$0.129376	$3.544411	96%	—%	4%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	25

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation re-garding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca

▶	iShares Convertible Bond ETF | ICVT | Cboe BZX

▶	iShares Floating Rate Bond ETF | FLOT | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF

Investment Objective

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.47%	5.94%	3.16%	3.12%	5.94%	16.84%	24.76%
Fund Market	6.59	6.30	3.13	3.13	6.30	16.65	24.92
Index	6.51	5.99	3.27	3.31	5.99	17.47	26.47

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,064.70	$0.77		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	42.3%
5-10 Years	27.4
10-15 Years	2.9
15-20 Years	6.5
More than 20 Years	20.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc., 2.40%, 05/03/23	0.6%
Wells Fargo & Co., 3.50%, 03/08/22	0.4
JPMorgan Chase & Co., 4.63%, 05/10/21	0.4
Morgan Stanley, 2.75%, 05/19/22	0.4
Sumitomo Mitsui Financial Group Inc., 3.94%, 10/16/23	0.3
Citigroup Inc., 3.40%, 05/01/26	0.3
Mitsubishi UFJ Financial Group Inc., 3.00%, 02/22/22	0.3
HSBC Holdings PLC, 3.40%, 03/08/21	0.3
Microsoft Corp., 1.55%, 08/08/21	0.3
Citigroup Inc., 2.65%, 10/26/20	0.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® Convertible Bond ETF

Investment Objective

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg Barclays U.S. Convertible Cash Pay Bond>$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.33%	10.90%	8.13%	10.90%	35.78%
Fund Market	10.56	11.20	8.18	11.20	36.03
Index	10.35	11.10	8.63	11.10	38.21

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,103.30	$1.04		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	6.8%
1-5 Years	57.5
5-10 Years	27.6
10-15 Years	0.6
15-20 Years	2.8
More than 20 Years	4.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microchip Technology Inc., 1.63%, 02/15/25	2.4%
Advanced Micro Devices Inc., 2.13%, 09/01/26	2.1
DISH Network Corp., 3.38%, 08/15/26	2.0
Microchip Technology Inc., 1.63%, 02/15/27	2.0
Palo Alto Networks Inc., 0.75%, 07/01/23	1.4
Workday Inc., 0.25%, 10/01/22	1.3
Intel Corp., 3.25%, 08/01/39	1.3
Caesars Entertainment Corp., 5.00%, 10/01/24	1.2
ServiceNow Inc. , 06/01/22	1.2
Fortive Corp., 0.88%, 02/15/22	1.2

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® Floating Rate Bond ETF

Investment Objective

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg Barclays US Floating Rate Note<5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.48%	2.66%	1.38%	1.31%	2.66%	7.08%	10.79%
Fund Market	1.40	2.58	1.38	1.31	2.58	7.10	10.81
Index	1.62	2.93	1.64	1.53	2.93	8.48	12.72

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.80	$1.00		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	14.7%
Aa	23.7
A	42.4
Baa	17.9
Ba	0.4
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	21.0%
1-5 Years	78.5
5-10 Years	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
Boeing Co. (The), 6.88%, 03/15/39	$70	$96,538
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	50	48,352
2.13%, 08/15/26 (Call 05/15/26)	160	150,810
2.38%, 11/15/24 (Call 09/15/24)	210	206,025
2.63%, 11/15/27 (Call 08/15/27)	120	116,341
3.00%, 05/11/21	250	252,242
3.38%, 05/15/23 (Call 04/15/23)	100	102,510
3.50%, 05/15/25 (Call 03/15/25)	100	103,393
3.60%, 11/15/42 (Call 05/14/42)(a)	34	33,588
3.75%, 05/15/28 (Call 02/15/28)	155	162,787
3.88%, 07/15/21 (Call 04/15/21)	129	132,078
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	234	233,883
4.88%, 10/15/40	25	29,008

		1,667,555

Agriculture — 0.9%
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	100	96,373
3.75%, 09/15/47 (Call 03/15/47)	85	81,875
4.02%, 04/16/43	84	84,139
4.50%, 03/15/49 (Call 09/15/48)(a)	200	217,958
4.54%, 03/26/42(a)	50	53,905
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)	100	98,592
2.13%, 05/10/23 (Call 03/10/23)	130	126,314
2.50%, 08/22/22	451	446,657
2.63%, 02/18/22 (Call 01/18/22)	25	24,927
2.63%, 03/06/23	100	99,316
2.75%, 02/25/26 (Call 11/25/25)	180	175,169
3.13%, 08/17/27 (Call 05/17/27)	50	49,367
3.13%, 03/02/28 (Call 12/02/27)	55	54,028
3.25%, 11/10/24	50	50,648
3.38%, 08/11/25 (Call 05/11/25)	100	101,422
3.60%, 11/15/23	148	152,403
3.88%, 08/21/42	100	93,331
4.13%, 03/04/43	285	273,851
4.25%, 11/10/44	300	294,456
4.38%, 11/15/41	49	48,841
4.50%, 03/20/42(a)	25	25,351
4.88%, 11/15/43	50	53,321
6.38%, 05/16/38(a)	155	194,494

		2,896,738

Airlines — 0.4%
American Airlines Pass Through Trust Series 2014-1, Class A, 3.70%, 10/01/26	8	7,559
Series 2015-1, Class A, 3.38%, 11/01/28	330	325,562
Series 2015-2, Class AA, 3.60%, 03/22/29	9	8,619
Series 2016-1, Class AA, 3.58%, 07/15/29	44	44,089
Series 2016-3, Class AA, 3.00%, 10/15/28(a)	188	181,558
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	216	220,912
United Airlines Pass Through Trust Series 2013-1, Class A, 4.30%, 08/15/25	78	80,597
Series 2014-1, Class A, 4.00%, 10/11/27	86	87,692
Series 2014-2, Class A, 3.75%, 09/03/26	277	280,771

Security	Par (000)	Value

Airlines (continued)
Series 2016-1, Class AA, 3.10%, 07/07/28	$18	$17,974
Series 2016-2, Class AA, 2.88%, 10/07/28	65	61,805

		1,317,138

Apparel — 0.2%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)(a)	92	90,835
2.38%, 11/01/26 (Call 08/01/26)	300	289,440
3.38%, 11/01/46 (Call 05/01/46)	75	69,710
3.63%, 05/01/43 (Call 11/01/42)	75	73,184
3.88%, 11/01/45 (Call 05/01/45)(a)	140	141,785

		664,954

Auto Manufacturers — 1.4%
American Honda Finance Corp. 1.65%, 07/12/21	195	191,119
1.70%, 09/09/21	150	147,067
1.95%, 07/20/20	25	24,803
2.30%, 09/09/26	195	184,174
2.45%, 09/24/20	300	299,397
2.60%, 11/16/22	125	124,543
2.90%, 02/16/24	181	181,536
3.50%, 02/15/28	125	127,614
3.63%, 10/10/23	300	310,779
Daimler Finance North America LLC, 8.50%, 01/18/31	310	446,357
Toyota Motor Credit Corp. 1.90%, 04/08/21	275	271,664
2.25%, 10/18/23(a)	210	206,407
2.60%, 01/11/22	675	675,904
2.63%, 01/10/23(a)	125	124,880
2.70%, 01/11/23	250	250,032
2.90%, 04/17/24	196	197,270
3.30%, 01/12/22	200	203,780
3.40%, 09/15/21	55	56,055
3.45%, 09/20/23	250	257,642
4.50%, 06/17/20	109	111,359

		4,392,382

Auto Parts & Equipment — 0.0%
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	125	130,887

Banks — 35.2%
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 11/09/20	100	99,361
2.63%, 05/19/22	385	382,698
2.63%, 11/09/22(a)	350	346,962
2.70%, 11/16/20(a)	242	241,942
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	200	200,194
Banco Santander SA 3.80%, 02/23/28	400	391,536
3.85%, 04/12/23	200	203,494
4.38%, 04/12/28	200	204,352
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	100	99,180
2.33%, 10/01/21 (Call 10/01/20)(b)	175	173,563
2.37%, 07/21/21 (Call 07/21/20)(b)	300	298,143
2.50%, 10/21/22 (Call 10/21/21)	250	246,578
2.63%, 10/19/20(a)	375	374,734
2.63%, 04/19/21(a)	175	174,764
2.82%, 07/21/23 (Call 07/21/22)(b)	375	372,427
2.88%, 04/24/23 (Call 04/24/22)(b)	200	199,264
3.00%, 12/20/23 (Call 12/20/22)(b)	500	498,065

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.09%, 10/01/25 (Call 10/01/24)(b)	$175	$173,248
3.12%, 01/20/23 (Call 01/20/22)(a)(b)	74	74,216
3.25%, 10/21/27 (Call 10/21/26)	100	98,046
3.30%, 01/11/23	135	136,528
3.37%, 01/23/26 (Call 01/23/25)(b)	450	450,112
3.42%, 12/20/28 (Call 12/20/27)(b)	842	827,122
3.46%, 03/15/25 (Call 03/15/24)(b)	250	252,895
3.50%, 05/17/22 (Call 05/17/21)(b)	150	151,712
3.50%, 04/19/26	300	302,331
3.55%, 03/05/24 (Call 03/05/23)(b)	100	101,477
3.59%, 07/21/28 (Call 07/21/27)(b)	209	208,354
3.71%, 04/24/28 (Call 04/24/27)(b)	250	251,287
3.82%, 01/20/28 (Call 01/20/27)(b)	135	137,383
3.88%, 08/01/25	325	336,459
4.00%, 04/01/24	500	521,875
4.10%, 07/24/23	50	52,262
4.13%, 01/22/24	375	392,572
4.24%, 04/24/38 (Call 04/24/37)(b)	175	180,604
4.27%, 07/23/29 (Call 07/23/28)(b)	825	861,151
4.44%, 01/20/48 (Call 01/20/47)(b)	105	111,015
4.88%, 04/01/44	40	44,589
5.00%, 01/21/44	575	652,343
5.88%, 01/05/21(a)	75	78,773
5.88%, 02/07/42	200	251,182
Bank of Montreal 1.90%, 08/27/21	275	270,523
2.35%, 09/11/22	442	436,630
2.55%, 11/06/22 (Call 10/06/22)	50	49,713
2.90%, 03/26/22	250	250,555
3.10%, 07/13/20	375	377,182
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	725	716,677
2.20%, 08/16/23 (Call 06/16/23)	200	194,168
2.45%, 11/27/20 (Call 10/27/20)	50	49,871
2.45%, 08/17/26 (Call 05/17/26)	139	133,180
2.50%, 04/15/21 (Call 03/15/21)	120	119,671
2.60%, 08/17/20 (Call 07/17/20)	250	249,837
2.66%, 05/16/23 (Call 05/16/22)(b)	75	74,478
2.80%, 05/04/26 (Call 02/04/26)	150	147,410
3.00%, 10/30/28 (Call 07/30/28)	250	241,928
3.25%, 09/11/24 (Call 08/11/24)	25	25,336
3.25%, 05/16/27 (Call 02/16/27)	75	75,377
3.30%, 08/23/29 (Call 05/23/29)	250	246,148
3.40%, 05/15/24 (Call 04/15/24)	216	220,383
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	100	101,239
3.50%, 04/28/23	350	358,631
3.55%, 09/23/21 (Call 08/23/21)	300	305,892
3.65%, 02/04/24 (Call 01/05/24)	49	50,591
3.85%, 04/28/28	100	105,839
Series G, 3.00%, 02/24/25 (Call 01/24/25)	50	49,937
Bank of Nova Scotia (The) 2.35%, 10/21/20	247	246,024
2.45%, 03/22/21	292	290,814
2.45%, 09/19/22	105	104,483
2.70%, 03/07/22(a)	250	250,137
2.80%, 07/21/21	150	150,341
3.13%, 04/20/21	225	227,003
3.40%, 02/11/24(a)	145	147,523
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	325	323,628

Security	Par (000)	Value

Banks (continued)
BB&T Corp. 2.05%, 05/10/21 (Call 04/09/21)	$521	$513,805
2.15%, 02/01/21 (Call 01/01/21)	25	24,766
2.63%, 06/29/20 (Call 05/29/20)	225	224,735
2.75%, 04/01/22 (Call 03/01/22)	350	350,217
2.85%, 10/26/24 (Call 09/26/24)	250	249,180
BNP Paribas SA 3.25%, 03/03/23	365	370,336
5.00%, 01/15/21	325	337,044
BPCE SA, 3.38%, 12/02/26(a)	400	398,108
Branch Banking & Trust Co. 2.85%, 04/01/21 (Call 03/01/21)	242	242,542
3.63%, 09/16/25 (Call 08/16/25)	250	255,032
Canadian Imperial Bank of Commerce 2.55%, 06/16/22	275	273,724
3.50%, 09/13/23(a)	85	87,190
Citibank N.A. 2.10%, 06/12/20 (Call 05/12/20)	250	248,465
2.13%, 10/20/20 (Call 09/20/20)	100	99,167
2.85%, 02/12/21 (Call 01/12/21)	750	751,957
3.17%, 02/19/22 (Call 02/19/21)(b)	800	803,728
3.40%, 07/23/21 (Call 06/23/21)	400	405,068
3.65%, 01/23/24 (Call 12/23/23)	250	257,375
Citigroup Inc. 2.65%, 10/26/20	1,000	999,090
2.88%, 07/24/23 (Call 07/24/22)(b)	800	794,800
2.90%, 12/08/21 (Call 11/08/21)	250	250,255
3.35%, 04/24/25 (Call 04/24/24)(b)	300	301,557
3.40%, 05/01/26(a)	1,040	1,038,315
3.52%, 10/27/28 (Call 10/27/27)(b)	1,000	988,230
3.98%, 03/20/30 (Call 03/20/29)(b)	250	254,762
4.04%, 06/01/24 (Call 06/01/23)(a)(b)	350	361,322
4.65%, 07/23/48 (Call 06/23/48)	805	869,191
8.13%, 07/15/39	525	792,067
Cooperatieve Rabobank UA 3.88%, 02/08/22	560	576,038
5.25%, 05/24/41	150	182,256
Cooperatieve Rabobank UA/NY 2.50%, 01/19/21	500	497,970
2.75%, 01/10/22	525	523,997
2.75%, 01/10/23(a)	250	248,140
Credit Suisse AG/New York NY 3.00%, 10/29/21	250	251,037
3.63%, 09/09/24	350	358,001
4.38%, 08/05/20	250	254,975
Fifth Third Bank/Cincinnati OH 2.20%, 10/30/20 (Call 09/30/20)	100	99,261
3.95%, 07/28/25 (Call 06/28/25)	225	236,354
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	100	100,585
Goldman Sachs Group Inc. (The) 2.35%, 11/15/21 (Call 11/15/20)	175	172,743
2.60%, 12/27/20 (Call 12/27/19)	25	24,909
2.63%, 04/25/21 (Call 03/25/21)	600	597,840
2.75%, 09/15/20 (Call 08/15/20)(a)	150	149,921
2.88%, 02/25/21 (Call 01/25/21)	173	173,116
2.88%, 10/31/22 (Call 10/31/21)(b)	350	347,571
2.91%, 06/05/23 (Call 06/05/22)(b)	100	99,158
2.91%, 07/24/23 (Call 07/24/22)(b)	45	44,644
3.00%, 04/26/22 (Call 04/26/21)	350	350,199
3.20%, 02/23/23 (Call 01/23/23)	850	851,147

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24)(b)	$260	$257,005
3.50%, 01/23/25 (Call 10/23/24)	260	261,245
3.50%, 11/16/26 (Call 11/16/25)	390	383,990
3.63%, 01/22/23	806	822,015
3.63%, 02/20/24 (Call 01/20/24)	250	254,275
3.69%, 06/05/28 (Call 06/05/27)(b)	160	158,464
3.75%, 05/22/25 (Call 02/22/25)	312	316,259
3.75%, 02/25/26 (Call 11/25/25)	175	176,040
3.81%, 04/23/29 (Call 04/23/28)(b)	125	124,054
3.85%, 07/08/24 (Call 04/08/24)	320	327,990
3.85%, 01/26/27 (Call 01/26/26)	680	684,223
4.00%, 03/03/24	100	103,355
4.02%, 10/31/38 (Call 10/31/37)(b)	230	223,388
4.22%, 05/01/29 (Call 05/01/28)(b)	400	409,304
4.41%, 04/23/39 (Call 04/23/38)(b)	435	440,899
4.75%, 10/21/45 (Call 04/21/45)	250	266,877
4.80%, 07/08/44 (Call 01/08/44)	250	266,150
5.25%, 07/27/21	195	204,892
5.75%, 01/24/22	275	294,954
6.25%, 02/01/41	195	244,686
Series D, 6.00%, 06/15/20	25	25,853
HSBC Bank USA N.A., 4.88%, 08/24/20	292	299,662
HSBC Holdings PLC 2.65%, 01/05/22	550	546,414
2.95%, 05/25/21	600	601,044
3.26%, 03/13/23 (Call 03/13/22)(b)	200	201,358
3.40%, 03/08/21	1,000	1,010,010
3.60%, 05/25/23	100	102,055
3.90%, 05/25/26	275	280,186
3.95%, 05/18/24 (Call 05/18/23)(b)	600	615,840
4.00%, 03/30/22	115	118,510
4.04%, 03/13/28 (Call 03/13/27)(b)	200	203,872
4.25%, 03/14/24	150	154,593
4.29%, 09/12/26 (Call 09/15/25)(b)	200	208,328
4.30%, 03/08/26	600	625,260
4.38%, 11/23/26(a)	525	539,595
4.58%, 06/19/29 (Call 06/19/28)(b)	450	477,342
4.88%, 01/14/22	174	183,064
5.10%, 04/05/21	250	260,395
5.25%, 03/14/44(a)	600	670,038
6.10%, 01/14/42	125	163,954
6.50%, 05/02/36	125	155,743
6.50%, 09/15/37	235	295,947
6.80%, 06/01/38	275	358,605
HSBC USA Inc. 2.75%, 08/07/20	175	174,984
3.50%, 06/23/24	250	254,242
5.00%, 09/27/20	100	102,830
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	350	353,493
ING Groep NV 3.15%, 03/29/22	275	276,191
3.95%, 03/29/27	225	227,239
4.10%, 10/02/23	250	258,140
4.55%, 10/02/28	250	262,962
JPMorgan Chase & Co. 2.30%, 08/15/21 (Call 08/15/20)	212	209,927
2.40%, 06/07/21 (Call 05/07/21)	100	99,365
2.55%, 10/29/20 (Call 09/29/20)	36	35,912
2.55%, 03/01/21 (Call 02/01/21)	175	174,556

Security	Par (000)	Value

Banks (continued)
2.70%, 05/18/23 (Call 03/18/23)	$300	$297,450
2.75%, 06/23/20 (Call 05/23/20)	74	74,016
2.78%, 04/25/23 (Call 04/25/22)(b)	25	24,857
2.95%, 10/01/26 (Call 07/01/26)	125	121,815
2.97%, 01/15/23 (Call 01/15/22)	175	175,242
3.13%, 01/23/25 (Call 10/23/24)	99	99,034
3.20%, 01/25/23	426	430,294
3.20%, 06/15/26 (Call 03/15/26)	200	198,906
3.22%, 03/01/25 (Call 03/01/24)(b)	100	99,995
3.25%, 09/23/22	325	328,845
3.30%, 04/01/26 (Call 01/01/26)	225	225,169
3.54%, 05/01/28 (Call 05/01/27)(b)	95	94,953
3.56%, 04/23/24 (Call 04/23/23)(b)	100	101,600
3.63%, 05/13/24	95	97,719
3.63%, 12/01/27 (Call 12/01/26)	75	74,756
3.78%, 02/01/28 (Call 02/01/27)(b)	550	559,278
3.80%, 07/23/24 (Call 07/23/23)(b)	100	102,603
3.88%, 02/01/24	275	285,780
3.88%, 07/24/38 (Call 07/24/37)(b)	215	212,272
3.90%, 07/15/25 (Call 04/15/25)(a)	400	414,824
3.90%, 01/23/49 (Call 01/23/48)(b)	240	232,903
3.96%, 11/15/48 (Call 11/15/47)(b)	265	258,425
4.03%, 07/24/48 (Call 07/24/47)(a)(b)	105	103,552
4.20%, 07/23/29 (Call 07/23/28)(b)	450	469,228
4.25%, 10/15/20	50	51,128
4.25%, 10/01/27	350	364,532
4.26%, 02/22/48 (Call 02/22/47)(b)	125	128,323
4.35%, 08/15/21	65	67,266
4.40%, 07/22/20	100	102,024
4.50%, 01/24/22	125	130,533
4.63%, 05/10/21	1,097	1,136,810
4.85%, 02/01/44	15	16,662
5.40%, 01/06/42	150	178,038
5.50%, 10/15/40	30	35,904
5.60%, 07/15/41	342	415,479
6.40%, 05/15/38	445	582,225
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(b)	315	314,468
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	250	253,802
Lloyds Bank PLC, 2.70%, 08/17/20	200	199,936
Lloyds Banking Group PLC 2.91%, 11/07/23 (Call 11/07/22)(b)	600	589,002
3.00%, 01/11/22	10	9,956
3.57%, 11/07/28 (Call 11/07/27)(b)	250	243,230
3.75%, 01/11/27	250	247,900
4.05%, 08/16/23	650	665,054
4.45%, 05/08/25	200	208,174
4.55%, 08/16/28(a)	325	340,580
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	400	412,328
Manufacturers & Traders Trust Co., 2.05%, 08/17/20 (Call 07/17/20)	250	248,110
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	250	246,088
2.67%, 07/25/22	225	223,139
3.00%, 02/22/22	1,025	1,028,188
3.22%, 03/07/22	200	201,818
3.29%, 07/25/27	200	199,310
3.41%, 03/07/24	250	253,440
3.46%, 03/02/23	100	101,539
3.54%, 07/26/21	50	50,753

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.68%, 02/22/27	$375	$383,902
3.74%, 03/07/29	250	256,502
3.78%, 03/02/25	75	77,335
3.85%, 03/01/26(a)	150	155,016
3.96%, 03/02/28	250	261,310
4.15%, 03/07/39	100	104,256
4.29%, 07/26/38(a)	50	52,762
Mizuho Financial Group Inc. 2.27%, 09/13/21	500	492,600
2.95%, 02/28/22	25	25,008
3.17%, 09/11/27	350	345,362
3.55%, 03/05/23	180	183,249
4.02%, 03/05/28	200	210,178
Morgan Stanley 2.50%, 04/21/21	425	422,628
2.63%, 11/17/21	300	298,833
2.75%, 05/19/22	1,075	1,069,560
2.80%, 06/16/20	232	232,248
3.13%, 07/27/26	575	561,269
3.59%, 07/22/28 (Call 07/22/27)(b)	780	779,033
3.63%, 01/20/27	300	302,358
3.70%, 10/23/24	150	153,969
3.74%, 04/24/24 (Call 04/24/23)(b)	250	255,310
3.75%, 02/25/23	289	296,638
3.88%, 01/27/26	480	491,794
3.97%, 07/22/38 (Call 07/22/37)(b)	200	197,140
4.00%, 07/23/25	325	337,428
4.30%, 01/27/45	320	327,978
4.38%, 01/22/47	430	446,417
4.43%, 01/23/30 (Call 01/23/29)(b)	400	423,404
4.46%, 04/22/39 (Call 04/22/38)(b)	65	67,709
5.50%, 07/24/20	650	670,423
5.50%, 07/28/21	234	246,985
5.75%, 01/25/21	100	104,857
6.38%, 07/24/42	563	741,415
7.25%, 04/01/32	205	274,878
Series F, 3.88%, 04/29/24(a)	377	390,410
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	39	38,353
National Australia Bank Ltd./New York 1.88%, 07/12/21	400	392,152
2.50%, 01/12/21	250	249,030
2.50%, 07/12/26	375	356,542
2.63%, 01/14/21	300	299,358
2.80%, 01/10/22	100	99,979
National Bank of Canada 2.15%, 06/12/20 (Call 05/12/20)	75	74,566
2.20%, 11/02/20 (Call 10/02/20)(a)	250	248,073
Northern Trust Corp. 2.38%, 08/02/22	198	197,331
3.38%, 08/23/21	93	94,878
3.95%, 10/30/25	80	84,143
PNC Bank N.A. 2.00%, 05/19/20 (Call 04/19/20)	250	248,298
2.15%, 04/29/21 (Call 03/30/21)	250	247,410
2.60%, 07/21/20 (Call 06/21/20)	750	749,535
2.63%, 02/17/22 (Call 01/17/22)(a)	500	499,855
4.20%, 11/01/25 (Call 10/01/25)	250	264,242

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	$140	$139,849
3.30%, 03/08/22 (Call 02/06/22)	140	142,243
3.45%, 04/23/29 (Call 01/23/29)	200	201,762
3.50%, 01/23/24 (Call 12/24/23)	195	199,896
3.90%, 04/29/24 (Call 03/29/24)	650	675,005
Royal Bank of Canada 2.15%, 10/26/20	390	387,492
2.35%, 10/30/20	350	348,796
2.50%, 01/19/21	125	124,834
2.75%, 02/01/22	259	259,619
3.20%, 04/30/21	334	337,644
3.70%, 10/05/23(a)	250	258,182
4.65%, 01/27/26	130	138,444
Santander UK PLC, 4.00%, 03/13/24	258	268,237
Skandinaviska Enskilda Banken AB 2.63%, 03/15/21	250	249,203
2.80%, 03/11/22	280	279,129
State Street Corp. 1.95%, 05/19/21	100	98,634
2.55%, 08/18/20	62	61,962
2.65%, 05/15/23 (Call 05/15/22)(b)	35	34,853
2.65%, 05/19/26	55	53,534
3.10%, 05/15/23	180	181,636
3.30%, 12/16/24	350	356,842
3.55%, 08/18/25	75	77,534
3.70%, 11/20/23	100	103,809
3.78%, 12/03/24 (Call 12/03/23)(b)	25	25,835
4.14%, 12/03/29 (Call 12/03/28)(b)	250	267,562
4.38%, 03/07/21	70	72,290
Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	242	240,899
3.95%, 07/19/23	725	752,173
3.95%, 01/10/24	75	78,009
Sumitomo Mitsui Financial Group Inc. 2.78%, 07/12/22	125	124,714
2.78%, 10/18/22	200	199,136
2.85%, 01/11/22	100	100,021
2.93%, 03/09/21	325	325,848
3.01%, 10/19/26	294	288,288
3.10%, 01/17/23	40	40,212
3.35%, 10/18/27	100	100,212
3.36%, 07/12/27	200	200,570
3.45%, 01/11/27	285	287,665
3.78%, 03/09/26(a)	155	159,779
3.94%, 10/16/23	1,000	1,040,190
SunTrust Bank/Atlanta GA 2.45%, 08/01/22 (Call 07/01/22)	230	227,284
3.53%, 10/26/21 (Call 10/26/20)(b)	100	100,975
4.05%, 11/03/25 (Call 09/03/25)	250	262,475
Svenska Handelsbanken AB 2.40%, 10/01/20	350	348,393
2.45%, 03/30/21	350	347,942
Toronto-Dominion Bank (The) 1.80%, 07/13/21	225	220,865
1.85%, 09/11/20(a)	125	123,814
2.13%, 04/07/21	283	280,300
2.50%, 12/14/20	184	183,656
2.55%, 01/25/21(a)	225	224,737
3.15%, 09/17/20	150	151,052

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 06/11/21	$275	$278,341
3.50%, 07/19/23	150	154,169
3.63%, 09/15/31 (Call 09/15/26)(a)(b)	300	296,478
U.S. Bancorp. 2.95%, 07/15/22 (Call 06/15/22)	376	377,899
3.00%, 03/15/22 (Call 02/15/22)	104	104,830
3.10%, 04/27/26 (Call 03/27/26)	400	397,388
3.38%, 02/05/24 (Call 01/05/24)	250	256,200
3.60%, 09/11/24 (Call 08/11/24)	125	129,054
3.70%, 01/30/24 (Call 12/29/23)	75	77,918
Series V, 2.38%, 07/22/26 (Call 06/22/26)	190	181,587
Series V, 2.63%, 01/24/22 (Call 12/23/21)	400	400,108
Series X, 3.15%, 04/27/27 (Call 03/27/27)	350	350,948
U.S. Bank N.A./Cincinnati OH 3.10%, 05/21/21 (Call 05/21/20)(b)	250	250,942
3.15%, 04/26/21 (Call 03/26/21)	250	252,470
3.40%, 07/24/23 (Call 06/23/23)	250	256,057
UBS AG/Stamford CT, 4.88%, 08/04/20	200	205,288
Wachovia Corp., 5.50%, 08/01/35	175	198,797
Wells Fargo & Co. 2.10%, 07/26/21	275	270,886
2.50%, 03/04/21	199	198,049
2.55%, 12/07/20	88	87,735
2.60%, 07/22/20	250	249,470
2.63%, 07/22/22	25	24,781
3.00%, 01/22/21	145	145,590
3.00%, 02/19/25	730	723,247
3.00%, 04/22/26	353	344,736
3.00%, 10/23/26	230	223,804
3.07%, 01/24/23 (Call 01/24/22)	450	450,166
3.30%, 09/09/24	595	601,212
3.50%, 03/08/22	1,275	1,296,101
3.55%, 09/29/25	135	137,475
3.58%, 05/22/28 (Call 05/22/27)(b)	185	185,677
3.75%, 01/24/24 (Call 12/24/23)	200	205,818
3.90%, 05/01/45	140	138,369
4.10%, 06/03/26(a)	200	204,760
4.13%, 08/15/23	24	24,840
4.15%, 01/24/29 (Call 10/25/28)	300	312,000
4.30%, 07/22/27	375	389,929
4.40%, 06/14/46	90	90,318
4.48%, 01/16/24	269	282,969
4.60%, 04/01/21	212	219,081
4.65%, 11/04/44	200	207,418
4.75%, 12/07/46	675	709,823
4.90%, 11/17/45	170	182,252
5.38%, 02/07/35	25	29,248
5.38%, 11/02/43	90	101,735
5.61%, 01/15/44	300	349,299
Series M, 3.45%, 02/13/23	380	384,096
Wells Fargo Bank N.A., 2.60%, 01/15/21	250	249,505
Westpac Banking Corp. 2.00%, 08/19/21	250	245,878
2.10%, 05/13/21	125	123,439
2.50%, 06/28/22(a)	35	34,666
2.60%, 11/23/20	25	24,961
2.65%, 01/25/21	200	199,798
2.70%, 08/19/26	50	48,302
2.75%, 01/11/23	450	447,156
2.80%, 01/11/22	225	225,072

Security	Par (000)	Value

Banks (continued)
2.85%, 05/13/26	$350	$340,452
3.05%, 05/15/20	150	150,582
3.35%, 03/08/27(a)	350	351,039

		110,422,813

Beverages — 1.9%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	109	119,270
Coca-Cola Co. (The) 1.55%, 09/01/21	25	24,468
1.88%, 10/27/20	55	54,539
2.25%, 09/01/26	65	61,972
2.45%, 11/01/20	184	183,899
2.50%, 04/01/23(a)	100	99,747
2.55%, 06/01/26	112	109,072
2.88%, 10/27/25(a)	550	555,676
2.90%, 05/25/27	75	74,401
3.15%, 11/15/20	75	75,781
3.20%, 11/01/23	32	32,829
3.30%, 09/01/21	176	179,223
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23	350	361,263
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	725	723,434
3.88%, 04/29/43 (Call 10/29/42)	30	30,239
5.88%, 09/30/36	100	123,595
Diageo Investment Corp., 4.25%, 05/11/42	69	72,735
PepsiCo Inc. 1.70%, 10/06/21 (Call 09/06/21)	375	367,751
2.15%, 10/14/20 (Call 09/14/20)	200	199,026
2.25%, 05/02/22 (Call 04/02/22)	550	545,044
2.38%, 10/06/26 (Call 07/06/26)	50	47,955
2.75%, 03/05/22	125	125,944
2.75%, 03/01/23	145	145,728
2.85%, 02/24/26 (Call 11/24/25)	100	99,546
3.00%, 10/15/27 (Call 07/15/27)	80	79,754
3.10%, 07/17/22 (Call 05/17/22)	100	101,644
3.13%, 11/01/20	100	100,893
3.45%, 10/06/46 (Call 04/06/46)	475	455,487
3.60%, 03/01/24 (Call 12/01/23)	225	234,373
3.60%, 08/13/42	10	9,787
4.00%, 03/05/42	267	276,660
4.00%, 05/02/47 (Call 11/02/46)(a)	40	41,538
4.25%, 10/22/44 (Call 04/22/44)	100	107,304
4.45%, 04/14/46 (Call 10/14/45)	100	110,789
4.60%, 07/17/45 (Call 01/17/45)	75	84,371

		6,015,737

Biotechnology — 1.1%
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	75	73,441
2.50%, 09/01/23 (Call 07/01/23)	111	109,416
2.55%, 09/01/20	562	561,224
2.95%, 03/01/27 (Call 12/01/26)(a)	275	267,858
3.25%, 09/01/22 (Call 07/01/22)	30	30,466
3.50%, 02/01/25 (Call 11/01/24)	289	294,477
3.65%, 03/01/26 (Call 12/01/25)	110	112,341
3.70%, 04/01/24 (Call 01/01/24)	375	386,599
4.00%, 09/01/36 (Call 03/01/36)	50	49,881
4.15%, 03/01/47 (Call 09/01/46)(a)	160	153,533
4.40%, 12/01/21 (Call 09/01/21)	80	83,146
4.50%, 04/01/21 (Call 01/01/21)	70	72,089
4.50%, 02/01/45 (Call 08/01/44)	175	175,691

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.60%, 09/01/35 (Call 03/01/35)	$167	$178,207
4.75%, 03/01/46 (Call 09/01/45)	510	531,094
4.80%, 04/01/44 (Call 10/01/43)	320	334,205
5.65%, 12/01/41 (Call 06/01/41)	100	115,763

		3,529,431

Chemicals — 0.4%
EI du Pont de Nemours & Co., 2.20%, 05/01/20	268	267,314
PPG Industries Inc., 3.60%, 11/15/20	250	253,425
Praxair Inc. 2.20%, 08/15/22 (Call 05/15/22)	69	68,092
2.45%, 02/15/22 (Call 11/15/21)	260	258,963
3.20%, 01/30/26 (Call 10/30/25)	155	157,511
3.55%, 11/07/42 (Call 05/07/42)(a)	165	157,426

		1,162,731

Commercial Services — 0.4%
Automatic Data Processing Inc. 2.25%, 09/15/20 (Call 08/15/20)(a)	85	84,710
3.38%, 09/15/25 (Call 06/15/25)	137	141,292
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	50	50,391
Ecolab Inc. 3.25%, 12/01/27 (Call 09/01/27)	75	75,304
3.95%, 12/01/47 (Call 06/01/47)	100	102,058
Massachusetts Institute of Technology 4.68%, 07/01/14	40	46,287
5.60%, 07/01/11	105	146,594
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)(a)	175	166,680
Princeton University, 5.70%, 03/01/39(a)	49	64,383
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	200	196,188
University of Southern California, 3.03%, 10/01/39	155	143,549

		1,217,436

Computers — 3.9%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)	75	73,430
2.00%, 05/06/20	108	107,435
2.15%, 02/09/22	294	291,028
2.25%, 02/23/21 (Call 01/23/21)(a)	950	946,314
2.30%, 05/11/22 (Call 04/11/22)	100	99,253
2.40%, 01/13/23 (Call 12/13/22)	150	148,827
2.40%, 05/03/23	1,795	1,776,152
2.45%, 08/04/26 (Call 05/04/26)	100	96,172
2.50%, 02/09/22 (Call 01/09/22)	200	199,794
2.50%, 02/09/25	108	105,877
2.70%, 05/13/22	112	112,464
2.75%, 01/13/25 (Call 11/13/24)	110	109,365
2.85%, 05/06/21	242	243,670
2.85%, 02/23/23 (Call 12/23/22)	175	176,202
2.85%, 05/11/24 (Call 03/11/24)	175	175,439
2.90%, 09/12/27 (Call 06/12/27)	135	132,866
3.00%, 02/09/24 (Call 12/09/23)	150	151,471
3.00%, 06/20/27 (Call 03/20/27)	100	99,264
3.00%, 11/13/27 (Call 08/13/27)	225	222,928
3.20%, 05/13/25	124	126,155
3.20%, 05/11/27 (Call 02/11/27)	150	150,959
3.25%, 02/23/26 (Call 11/23/25)(a)	255	258,789
3.35%, 02/09/27 (Call 11/09/26)	525	534,544
3.45%, 05/06/24(a)	207	213,425
3.45%, 02/09/45	200	186,772

Security	Par (000)	Value

Computers (continued)
3.75%, 09/12/47 (Call 03/12/47)	$25	$24,472
3.75%, 11/13/47 (Call 05/13/47)	425	417,295
3.85%, 05/04/43	217	216,110
3.85%, 08/04/46 (Call 02/04/46)	375	372,199
4.25%, 02/09/47 (Call 08/09/46)	235	247,225
4.38%, 05/13/45	275	294,085
4.45%, 05/06/44	77	83,312
4.50%, 02/23/36 (Call 08/23/35)(a)	295	328,140
4.65%, 02/23/46 (Call 08/23/45)	500	555,535
IBM Credit LLC 3.00%, 02/06/23	300	301,506
3.45%, 11/30/20	600	607,092
International Business Machines Corp. 1.63%, 05/15/20	197	194,981
1.88%, 08/01/22	100	97,272
2.25%, 02/19/21	250	247,922
2.88%, 11/09/22	160	160,458
2.90%, 11/01/21	100	100,345
3.30%, 01/27/27	150	151,413
3.45%, 02/19/26(a)	228	231,910
3.63%, 02/12/24	150	154,447
4.00%, 06/20/42	240	234,866
4.70%, 02/19/46(a)	100	108,563
5.60%, 11/30/39	250	298,695
7.00%, 10/30/25	40	49,249

		12,215,687

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co. 1.95%, 02/01/23	204	200,175
2.30%, 05/03/22	85	84,573
3.70%, 08/01/47 (Call 02/01/47)(a)	50	50,296
4.00%, 08/15/45	125	131,619
Estee Lauder Companies Inc. (The) 3.15%, 03/15/27 (Call 12/15/26)(a)	75	75,278
4.15%, 03/15/47 (Call 09/15/46)	100	105,701
Procter & Gamble Co. (The) 1.70%, 11/03/21	135	132,640
1.85%, 02/02/21	25	24,732
2.15%, 08/11/22	575	568,468
2.30%, 02/06/22	133	132,411
2.45%, 11/03/26	70	67,959
2.70%, 02/02/26	190	188,322
2.85%, 08/11/27	100	100,054
3.10%, 08/15/23	295	302,145
3.50%, 10/25/47(a)	70	69,176
Unilever Capital Corp. 2.00%, 07/28/26(a)	100	92,914
2.10%, 07/30/20	97	96,440
2.60%, 05/05/24 (Call 03/05/24)	200	197,748
3.00%, 03/07/22	100	101,078
3.10%, 07/30/25	200	201,610
3.50%, 03/22/28 (Call 12/22/27)(a)	600	613,104
5.90%, 11/15/32	100	125,469

		3,661,912

Distribution & Wholesale — 0.1%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	345	365,421

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 4.0%
American Express Co. 2.20%, 10/30/20 (Call 09/29/20)	$25	$24,813
2.50%, 08/01/22 (Call 07/01/22)	497	491,503
2.65%, 12/02/22	300	298,179
3.00%, 02/22/21 (Call 01/22/21)	500	502,080
3.00%, 10/30/24 (Call 09/29/24)	575	574,408
3.40%, 02/27/23 (Call 01/27/23)	225	228,823
3.63%, 12/05/24 (Call 11/04/24)	300	308,652
3.70%, 08/03/23 (Call 07/03/23)	150	154,316
4.05%, 12/03/42	76	77,867
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/05/21)	375	372,127
2.38%, 05/26/20 (Call 04/25/20)	100	99,657
2.70%, 03/03/22 (Call 01/31/22)	250	250,000
3.30%, 05/03/27 (Call 04/03/27)	650	660,036
Series F, 2.60%, 09/14/20 (Call 08/14/20)	350	349,503
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 02/02/26)	175	171,146
4.00%, 10/15/23	150	156,867
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	266	265,151
3.20%, 03/02/27 (Call 12/02/26)	185	185,929
3.20%, 01/25/28 (Call 10/25/27)	120	119,536
3.25%, 05/21/21 (Call 04/21/21)	92	93,062
3.85%, 05/21/25 (Call 03/21/25)	250	262,032
4.00%, 02/01/29 (Call 11/01/28)	200	212,526
CME Group Inc. 3.00%, 09/15/22	102	103,205
3.00%, 03/15/25 (Call 12/15/24)	235	236,229
4.15%, 06/15/48 (Call 12/15/47)	165	171,890
5.30%, 09/15/43 (Call 03/15/43)	60	73,099
Credit Suisse USA Inc., 7.13%, 07/15/32	110	148,453
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)	77	75,937
2.75%, 12/01/20 (Call 11/01/20)(a)	185	185,122
3.10%, 09/15/27 (Call 06/15/27)	240	239,198
3.75%, 12/01/25 (Call 09/01/25)	225	234,565
3.75%, 09/21/28 (Call 06/21/28)	250	259,110
4.25%, 09/21/48 (Call 03/21/48)	210	218,877
Invesco Finance PLC 3.75%, 01/15/26	97	98,109
4.00%, 01/30/24	410	425,141
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	345	344,610
3.38%, 04/01/24	277	285,903
3.80%, 11/21/46 (Call 05/21/46)	25	25,385
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/25 (Call 10/27/24)	50	49,794
3.40%, 02/07/28 (Call 11/07/27)	50	50,614
4.02%, 11/01/32 (Call 05/01/32)	50	52,997
4.30%, 03/15/49 (Call 09/15/48)	165	174,082
ORIX Corp. 2.90%, 07/18/22	125	124,665
3.25%, 12/04/24	75	75,281
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	310	312,136
3.30%, 04/01/27 (Call 01/01/27)	200	200,836
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	75	73,989
2.20%, 12/14/20 (Call 11/14/20)	310	308,493

Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 09/15/27 (Call 06/15/27)	$25	$24,643
2.80%, 12/14/22 (Call 10/14/22)	400	402,604
3.15%, 12/14/25 (Call 09/14/25)	600	608,982
3.65%, 09/15/47 (Call 03/15/47)	245	241,800
4.15%, 12/14/35 (Call 06/14/35)	310	332,187
4.30%, 12/14/45 (Call 06/14/45)	375	408,371

		12,424,520

Electric — 4.8%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	165	161,119
Alabama Power Co. 3.75%, 03/01/45 (Call 09/01/44)	25	24,229
6.00%, 03/01/39	100	127,558
Series A, 4.30%, 07/15/48 (Call 01/15/48)	100	105,939
Series B, 3.70%, 12/01/47 (Call 06/01/47)	90	86,179
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	50	48,617
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	25	25,906
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	45	41,733
Berkshire Hathaway Energy Co. 3.75%, 11/15/23 (Call 08/15/23)	65	67,401
3.80%, 07/15/48 (Call 01/15/48)	50	47,771
4.45%, 01/15/49 (Call 07/15/48)	250	265,555
4.50%, 02/01/45 (Call 08/01/44)	115	121,845
5.15%, 11/15/43 (Call 05/15/43)	25	28,714
5.95%, 05/15/37	25	31,187
6.13%, 04/01/36	95	120,686
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)(a)	50	47,717
4.50%, 04/01/44 (Call 10/01/43)	90	98,467
Commonwealth Edison Co. 2.55%, 06/15/26 (Call 03/15/26)	165	159,027
3.65%, 06/15/46 (Call 12/15/45)	175	167,184
4.00%, 03/01/48 (Call 09/01/47)	260	263,851
5.90%, 03/15/36	75	93,379
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	60	58,109
Consolidated Edison Co. of New York Inc. 3.85%, 06/15/46 (Call 12/15/45)	120	116,618
3.95%, 03/01/43 (Call 09/01/42)(a)	87	85,662
4.45%, 03/15/44 (Call 09/15/43)	145	153,336
4.50%, 12/01/45 (Call 06/01/45)	60	63,898
4.63%, 12/01/54 (Call 06/01/54)	215	227,214
Series 07-A, 6.30%, 08/15/37	20	25,946
Series 08-B, 6.75%, 04/01/38	104	140,968
Series 09-C, 5.50%, 12/01/39	160	191,520
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	135	131,742
Series C, 4.30%, 12/01/56 (Call 06/01/56)	25	25,117
Series D, 4.00%, 12/01/28 (Call 09/01/28)	475	506,706
Consumers Energy Co., 4.35%, 04/15/49 (Call 10/15/48)	100	109,411
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	160	164,638
DTE Electric Co. 3.70%, 03/15/45 (Call 09/15/44)	100	97,494
3.95%, 03/01/49 (Call 09/01/48)	200	204,386
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	109	108,197
2.95%, 12/01/26 (Call 09/01/26)(a)	25	24,814
3.05%, 03/15/23 (Call 03/15/23)(a)	105	106,261
3.70%, 12/01/47 (Call 06/01/47)	30	29,007
3.75%, 06/01/45 (Call 12/01/44)(a)	25	24,403
3.88%, 03/15/46 (Call 09/15/45)	200	198,720

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 11/15/28 (Call 08/15/28)	$100	$106,115
4.00%, 09/30/42 (Call 03/30/42)(a)	75	76,026
4.25%, 12/15/41 (Call 06/15/41)	250	262,267
5.30%, 02/15/40	88	104,570
6.00%, 01/15/38	70	89,310
6.05%, 04/15/38	125	160,269
6.10%, 06/01/37	230	294,400
Duke Energy Florida LLC 3.20%, 01/15/27 (Call 10/15/26)	125	125,489
3.40%, 10/01/46 (Call 04/01/46)(a)	200	183,078
3.80%, 07/15/28 (Call 04/15/28)	575	601,116
6.40%, 06/15/38	110	147,490
Duke Energy Indiana LLC, 3.75%, 05/15/46 (Call 12/15/45)	25	24,223
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	40	40,146
3.00%, 09/15/21 (Call 06/15/21)	350	352,565
3.60%, 09/15/47 (Call 03/15/47)	10	9,483
4.10%, 03/15/43 (Call 09/15/42)	50	51,306
4.15%, 12/01/44 (Call 06/01/44)	50	51,851
4.20%, 08/15/45 (Call 02/15/45)	70	72,999
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	214	217,311
Entergy Louisiana LLC 4.00%, 03/15/33 (Call 12/15/32)	25	26,195
4.20%, 09/01/48 (Call 03/01/48)	125	129,430
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	24	24,067
3.13%, 12/01/25 (Call 06/01/25)	125	127,311
3.25%, 06/01/24 (Call 12/01/23)	125	128,064
3.70%, 12/01/47 (Call 06/01/47)	165	161,929
3.95%, 03/01/48 (Call 09/01/47)	150	153,474
4.05%, 06/01/42 (Call 12/01/41)	50	51,797
4.05%, 10/01/44 (Call 04/01/44)	75	77,696
4.13%, 02/01/42 (Call 08/01/41)	30	31,433
4.13%, 06/01/48 (Call 12/01/47)	100	105,176
5.69%, 03/01/40	30	37,612
5.95%, 02/01/38	240	310,291
5.96%, 04/01/39	110	141,317
Georgia Power Co. 4.30%, 03/15/42	254	254,424
Series 10-C, 4.75%, 09/01/40	24	24,891
Kentucky Utilities Co. 3.25%, 11/01/20 (Call 08/01/20)	87	87,530
5.13%, 11/01/40 (Call 05/01/40)	84	99,220
MidAmerican Energy Co. 3.50%, 10/15/24 (Call 07/15/24)	125	129,222
3.65%, 04/15/29 (Call 01/15/29)	115	119,317
3.65%, 08/01/48 (Call 02/01/48)	25	24,068
4.25%, 07/15/49 (Call 01/15/49)	75	79,782
Northern States Power Co./MN, 3.60%, 09/15/47 (Call 03/15/47)	85	81,632
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	170	169,058
Ohio Power Co., Series M, 5.38%, 10/01/21	50	53,055
Oncor Electric Delivery Co. LLC 3.75%, 04/01/45 (Call 10/01/44)	50	49,485
5.30%, 06/01/42 (Call 12/01/41)	95	113,663
7.00%, 09/01/22	20	22,611
7.00%, 05/01/32	115	154,715
PacifiCorp 4.13%, 01/15/49 (Call 07/15/48)	325	335,429
5.75%, 04/01/37	315	390,168

Security	Par (000)	Value

Electric (continued)
6.00%, 01/15/39	$150	$189,111
6.25%, 10/15/37	75	97,931
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	125	124,689
Public Service Co. of Colorado, 3.60%, 09/15/42 (Call 03/15/42)	114	109,520
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)(a)	119	117,464
3.80%, 03/01/46 (Call 09/01/45)	11	10,946
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	110	103,695
4.50%, 08/15/40	90	92,903
South Carolina Electric & Gas Co. 4.35%, 02/01/42 (Call 08/01/41)	37	38,525
5.10%, 06/01/65 (Call 12/01/64)	75	88,210
6.05%, 01/15/38	25	30,965
Southern California Edison Co. 3.88%, 06/01/21 (Call 03/01/21)(a)	129	130,585
4.00%, 04/01/47 (Call 10/01/46)	50	46,558
4.50%, 09/01/40 (Call 03/01/40)	50	49,420
4.65%, 10/01/43 (Call 04/01/43)	80	80,780
5.50%, 03/15/40	149	165,800
6.00%, 01/15/34	25	29,383
6.05%, 03/15/39	35	41,312
Series 08-A, 5.95%, 02/01/38	62	71,754
Series A, 4.20%, 03/01/29 (Call 12/01/28)	115	118,466
Series B, 4.88%, 03/01/49 (Call 09/01/48)	100	106,427
Series C, 3.50%, 10/01/23 (Call 07/01/23)	90	90,821
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	260	246,303
Virginia Electric & Power Co. 4.00%, 01/15/43 (Call 07/15/42)	100	99,056
4.45%, 02/15/44 (Call 08/15/43)(a)	68	72,449
4.60%, 12/01/48 (Call 06/01/48)	200	220,364
8.88%, 11/15/38	176	276,357
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	254,895
Series A, 3.50%, 03/15/27 (Call 12/15/26)	150	152,838
Series A, 6.00%, 05/15/37	85	105,011
Series B, 3.80%, 09/15/47 (Call 03/15/47)	35	33,813
Series C, 2.75%, 03/15/23 (Call 12/15/22)	50	49,919
Series C, 4.00%, 11/15/46 (Call 05/15/46)	65	64,774
Westar Energy Inc., 4.13%, 03/01/42 (Call 09/01/41)	34	34,684

		15,138,035

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 2.63%, 12/01/21 (Call 11/01/21)	382	382,332
2.63%, 02/15/23 (Call 11/15/22)	57	57,083

		439,415

Electronics — 0.2%
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	160	157,536
2.50%, 11/01/26 (Call 08/01/26)	258	250,270
4.25%, 03/01/21	125	128,935
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	35	35,533

		572,274

Food — 0.0%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	85	80,981

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 7.75%, 11/15/29	$146	$198,834
8.00%, 01/15/24(a)	75	91,411

		290,245

Gas — 0.2%
Atmos Energy Corp. 3.00%, 06/15/27 (Call 03/15/27)(a)	15	14,799
4.13%, 10/15/44 (Call 04/15/44)	55	56,453
4.15%, 01/15/43 (Call 07/15/42)	65	66,639
4.30%, 10/01/48 (Call 04/01/48)	125	131,869
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	35	34,990
4.60%, 12/15/44 (Call 06/15/44)	25	25,945
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	60	65,849
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	50	49,975
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	65	62,072

		508,591

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.90%, 11/01/22	145	145,609

Health Care – Products — 0.9%
Danaher Corp. 2.40%, 09/15/20 (Call 08/15/20)	25	24,858
3.35%, 09/15/25 (Call 06/15/25)	95	96,413
4.38%, 09/15/45 (Call 03/15/45)	190	193,000
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	170	172,640
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	100	100,295
3.13%, 03/15/22 (Call 12/15/21)	28	28,390
3.15%, 03/15/22	440	446,393
3.50%, 03/15/25	800	824,264
3.63%, 03/15/24 (Call 12/15/23)	75	77,635
4.13%, 03/15/21 (Call 12/15/20)	14	14,355
4.38%, 03/15/35	250	269,067
4.63%, 03/15/45	435	487,509

		2,734,819

Health Care – Services — 2.0%
Ascension Health, 3.95%, 11/15/46	290	294,161
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	50	51,055
Kaiser Foundation Hospitals 3.15%, 05/01/27 (Call 02/01/27)(a)	130	129,899
4.15%, 05/01/47 (Call 11/01/46)	180	188,330
4.88%, 04/01/42	45	51,573
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	40	40,803
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	170	160,373
4.26%, 11/01/47 (Call 11/01/46)	150	149,203
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	10	10,079
UnitedHealth Group Inc. 2.13%, 03/15/21	125	123,926
2.70%, 07/15/20	262	261,859
2.88%, 03/15/22 (Call 12/15/21)	100	100,365
2.88%, 03/15/23	4	4,011
2.95%, 10/15/27	55	53,797
3.10%, 03/15/26	205	205,055

Security	Par (000)	Value

Health Care – Services (continued)
3.35%, 07/15/22	$25	$25,465
3.38%, 11/15/21 (Call 08/15/21)	100	101,594
3.38%, 04/15/27	75	75,544
3.45%, 01/15/27	100	101,346
3.50%, 06/15/23	250	256,840
3.50%, 02/15/24	850	873,638
3.75%, 07/15/25	710	738,961
3.75%, 10/15/47 (Call 04/15/47)	100	95,148
3.85%, 06/15/28	100	103,997
3.88%, 12/15/28	150	156,547
3.95%, 10/15/42 (Call 04/15/42)	75	73,483
4.20%, 01/15/47 (Call 07/15/46)	50	50,926
4.25%, 03/15/43 (Call 09/15/42)	20	20,474
4.25%, 04/15/47 (Call 10/15/46)	100	102,752
4.38%, 03/15/42 (Call 09/15/41)	50	52,065
4.45%, 12/15/48 (Call 06/15/48)	350	371,777
4.63%, 07/15/35	50	54,539
4.63%, 11/15/41 (Call 05/15/41)	75	80,659
4.75%, 07/15/45	250	275,185
5.80%, 03/15/36	80	97,684
6.50%, 06/15/37(a)	50	65,557
6.63%, 11/15/37	275	366,437
6.88%, 02/15/38	135	184,876

		6,149,983

Household Products & Wares — 0.1%
Kimberly-Clark Corp. 3.20%, 07/30/46 (Call 01/30/46)	45	40,299
6.63%, 08/01/37	129	173,661

		213,960

Insurance — 3.4%
Aflac Inc. 3.63%, 06/15/23	125	129,129
3.63%, 11/15/24	302	313,195
4.75%, 01/15/49 (Call 07/15/48)	50	55,247
Allstate Corp. (The) 3.15%, 06/15/23	57	57,844
3.28%, 12/15/26 (Call 09/15/26)	110	111,473
4.20%, 12/15/46 (Call 06/15/46)(a)	175	180,740
4.50%, 06/15/43	159	171,267
5.55%, 05/09/35	15	17,890
Berkshire Hathaway Finance Corp. 2.90%, 10/15/20	45	45,278
3.00%, 05/15/22	181	183,637
4.20%, 08/15/48 (Call 02/15/48)	165	171,242
4.25%, 01/15/21	150	154,462
4.25%, 01/15/49 (Call 07/15/48)	100	104,601
4.30%, 05/15/43	73	76,726
4.40%, 05/15/42	150	160,104
5.75%, 01/15/40	12	14,914
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)	190	189,149
2.75%, 03/15/23 (Call 01/15/23)	270	270,977
3.00%, 02/11/23	373	378,953
3.13%, 03/15/26 (Call 12/15/25)	325	326,807
3.40%, 01/31/22	175	179,564
4.50%, 02/11/43(a)	375	408,904
Chubb Corp. (The), 6.00%, 05/11/37(a)	74	94,182

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc. 2.30%, 11/03/20 (Call 10/03/20)	$160	$159,197
2.88%, 11/03/22 (Call 09/03/22)	400	402,692
3.15%, 03/15/25	457	462,840
3.35%, 05/15/24	45	46,078
3.35%, 05/03/26 (Call 02/03/26)	50	50,855
4.35%, 11/03/45 (Call 05/03/45)	90	97,972
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	217	214,910
3.75%, 04/01/26 (Call 01/01/26)	135	139,374
4.13%, 05/15/43 (Call 11/15/42)	70	68,596
Manulife Financial Corp. 4.15%, 03/04/26	325	342,251
5.38%, 03/04/46	115	135,146
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	33	32,960
3.50%, 12/29/20(a)	100	101,248
3.50%, 06/03/24 (Call 03/03/24)	25	25,569
3.50%, 03/10/25 (Call 12/10/24)	75	76,854
3.75%, 03/14/26 (Call 12/14/25)	80	82,371
3.88%, 03/15/24 (Call 02/15/24)(a)	75	77,960
4.20%, 03/01/48 (Call 09/01/47)	200	199,302
4.35%, 01/30/47 (Call 07/30/46)	75	76,516
4.38%, 03/15/29 (Call 12/15/28)	150	160,311
4.80%, 07/15/21 (Call 04/15/21)	61	63,242
4.90%, 03/15/49 (Call 09/15/48)	150	165,535
MetLife Inc. 3.00%, 03/01/25	75	75,421
3.60%, 04/10/24	120	124,560
3.60%, 11/13/25 (Call 08/13/25)	132	136,777
4.05%, 03/01/45(a)	218	219,201
4.13%, 08/13/42	146	148,409
4.60%, 05/13/46 (Call 12/13/45)	20	21,775
4.88%, 11/13/43	215	241,303
5.70%, 06/15/35	75	92,218
5.88%, 02/06/41	200	250,158
6.38%, 06/15/34	75	97,210
6.50%, 12/15/32	115	148,980
Series D, 4.37%, 09/15/23	112	119,241
Progressive Corp. (The) 2.45%, 01/15/27	215	204,854
4.13%, 04/15/47 (Call 10/15/46)	265	273,554
Prudential Financial Inc. 3.50%, 05/15/24	75	77,555
3.88%, 03/27/28 (Call 12/27/27)(a)	50	52,413
3.91%, 12/07/47 (Call 06/07/47)	100	97,923
3.94%, 12/07/49 (Call 06/07/49)	233	227,902
4.60%, 05/15/44	170	183,551
5.70%, 12/14/36	65	77,584
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	225	220,174
3.90%, 11/01/20	300	305,682
4.00%, 05/30/47 (Call 11/30/46)	35	35,628
4.60%, 08/01/43	40	44,317
5.35%, 11/01/40	46	55,868
6.25%, 06/15/37	140	183,982
Travelers Property Casualty Corp., 6.38%, 03/15/33	84	109,171

		10,803,475

Security	Par (000)	Value

Internet — 1.8%
Alibaba Group Holding Ltd. 3.60%, 11/28/24 (Call 08/28/24)	$450	$459,716
4.20%, 12/06/47 (Call 06/06/47)	640	625,830
4.50%, 11/28/34 (Call 05/28/34)	225	235,472
Alphabet Inc. 2.00%, 08/15/26 (Call 05/15/26)	190	179,187
3.38%, 02/25/24	177	183,687
3.63%, 05/19/21	115	117,880
Amazon.com Inc. 1.90%, 08/21/20	150	148,899
2.40%, 02/22/23 (Call 01/22/23)	325	321,857
2.50%, 11/29/22 (Call 08/29/22)	170	169,636
2.80%, 08/22/24 (Call 06/22/24)	200	200,256
3.15%, 08/22/27 (Call 05/22/27)	875	881,991
3.88%, 08/22/37 (Call 02/22/37)	200	205,922
4.05%, 08/22/47 (Call 02/22/47)(a)	600	626,382
4.25%, 08/22/57 (Call 02/22/57)	225	238,185
4.80%, 12/05/34 (Call 06/05/34)	50	57,663
4.95%, 12/05/44 (Call 06/05/44)	240	282,758
5.20%, 12/03/25 (Call 09/03/25)	100	113,562
Baidu Inc. 3.50%, 11/28/22	194	195,808
3.63%, 07/06/27	100	98,224
3.88%, 09/29/23 (Call 08/29/23)	350	357,473

		5,700,388

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	25	25,462

Machinery — 1.6%
ABB Finance USA Inc. 2.88%, 05/08/22	272	273,540
4.38%, 05/08/42	62	66,685
Caterpillar Financial Services Corp. 2.40%, 06/06/22	110	109,123
2.55%, 11/29/22	85	84,551
2.85%, 06/01/22	45	45,312
3.15%, 09/07/21	300	303,414
3.65%, 12/07/23	600	621,642
3.75%, 11/24/23	35	36,421
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	50	49,873
3.40%, 05/15/24 (Call 02/15/24)	450	462,618
3.80%, 08/15/42(a)	330	333,600
3.90%, 05/27/21(a)	75	76,936
4.75%, 05/15/64 (Call 11/15/63)	100	113,501
5.20%, 05/27/41	95	113,787
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	487	504,970
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	151	150,953
3.90%, 06/09/42 (Call 12/09/41)(a)	114	117,874
5.38%, 10/16/29	100	118,272
John Deere Capital Corp. 1.95%, 06/22/20	125	124,085
2.15%, 09/08/22	75	73,666
2.65%, 01/06/22	25	25,036
2.65%, 06/24/24	35	34,630
2.65%, 06/10/26	125	121,470
2.80%, 03/04/21	38	38,149
2.80%, 01/27/23(a)	75	75,085
2.80%, 03/06/23	260	260,395

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.80%, 09/08/27	$110	$107,798
3.20%, 01/10/22	130	131,989
3.35%, 06/12/24	50	51,284
3.65%, 10/12/23	250	258,827
3.90%, 07/12/21(a)	90	92,459

		4,977,945

Manufacturing — 0.7%
3M Co.
2.00%, 06/26/22	100	98,307
2.25%, 03/15/23 (Call 02/15/23)	100	98,560
2.25%, 09/19/26 (Call 06/19/26)	160	152,464
2.88%, 10/15/27 (Call 07/15/27)(a)	100	99,238
3.00%, 08/07/25	107	108,105
3.13%, 09/19/46 (Call 03/19/46)	50	43,866
3.63%, 09/14/28 (Call 06/14/28)	350	365,173
3.63%, 10/15/47 (Call 04/15/47)	135	130,496
4.00%, 09/14/48 (Call 03/14/48)	75	76,877
5.70%, 03/15/37	35	43,696
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	375	368,595
3.50%, 03/01/24 (Call 12/01/23)	57	58,942
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	200	198,182
3.30%, 11/21/24 (Call 08/21/24)	72	73,001
4.10%, 03/01/47 (Call 09/01/46)	90	90,544
4.20%, 11/21/34 (Call 05/21/34)	100	105,229
4.45%, 11/21/44 (Call 05/21/44)	200	209,502

		2,320,777

Media — 4.1%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	70	85,687
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	185	173,234
2.75%, 03/01/23 (Call 02/01/23)	171	170,663
2.85%, 01/15/23	51	51,175
3.00%, 02/01/24 (Call 01/01/24)	25	25,103
3.13%, 07/15/22	100	101,337
3.15%, 03/01/26 (Call 12/01/25)	750	751,867
3.15%, 02/15/28 (Call 11/15/27)(a)	50	49,140
3.20%, 07/15/36 (Call 01/15/36)	153	139,280
3.30%, 10/01/20	150	151,169
3.30%, 02/01/27 (Call 11/01/26)	250	250,202
3.38%, 02/15/25 (Call 11/15/24)	35	35,583
3.38%, 08/15/25 (Call 05/15/25)	360	365,594
3.40%, 07/15/46 (Call 01/15/46)	288	255,995
3.45%, 10/01/21	50	50,932
3.55%, 05/01/28 (Call 02/01/28)	100	101,326
3.60%, 03/01/24	100	102,983
3.70%, 04/15/24 (Call 03/15/24)	350	362,078
3.90%, 03/01/38 (Call 09/01/37)	200	198,744
3.95%, 10/15/25 (Call 08/15/25)	250	261,950
3.97%, 11/01/47 (Call 05/01/47)	244	237,241
4.00%, 08/15/47 (Call 02/15/47)	45	44,004
4.00%, 03/01/48 (Call 09/01/47)	290	282,962
4.00%, 11/01/49 (Call 05/01/49)	441	429,878
4.05%, 11/01/52 (Call 05/01/52)	209	203,104
4.15%, 10/15/28 (Call 07/15/28)	375	396,446
4.20%, 08/15/34 (Call 02/15/34)	105	110,118
4.25%, 10/15/30 (Call 07/15/30)	400	425,756

Security	Par (000)	Value

Media (continued)
4.25%, 01/15/33	$325	$345,504
4.40%, 08/15/35 (Call 02/25/35)	125	131,309
4.50%, 01/15/43	140	147,221
4.60%, 10/15/38 (Call 04/15/38)	225	242,147
4.60%, 08/15/45 (Call 02/15/45)	175	186,191
4.65%, 07/15/42(a)	150	160,536
4.70%, 10/15/48 (Call 04/15/48)	300	326,274
4.75%, 03/01/44	132	143,228
4.95%, 10/15/58 (Call 04/15/58)	350	390,887
5.65%, 06/15/35	75	88,588
6.40%, 05/15/38(a)	95	121,905
6.45%, 03/15/37	125	158,734
6.50%, 11/15/35	25	31,780
6.95%, 08/15/37	125	166,919
7.05%, 03/15/33	25	33,185
NBCUniversal Media LLC
2.88%, 01/15/23	57	57,196
4.38%, 04/01/21	400	412,456
4.45%, 01/15/43	175	181,235
5.95%, 04/01/41	25	30,861
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	89	82,468
2.15%, 09/17/20	50	49,717
2.30%, 02/12/21	25	24,912
2.35%, 12/01/22	114	113,154
2.45%, 03/04/22	25	24,916
2.95%, 06/15/27(a)	100	99,540
3.00%, 02/13/26	225	225,101
3.00%, 07/30/46	95	82,991
3.15%, 09/17/25	275	279,416
3.70%, 12/01/42	325	322,215
4.13%, 06/01/44(a)	125	132,114
Series E, 4.13%, 12/01/41	189	197,641
Walt Disney Co. (The)
3.70%, 09/15/24 (Call 06/15/24)(c)	500	521,100
4.50%, 02/15/21(c)	500	516,445
4.75%, 09/15/44 (Call 03/15/44)(c)	300	344,013
6.90%, 08/15/39(c)	400	564,576

		12,750,026

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	292	290,210
3.25%, 06/15/25 (Call 03/15/25)	57	58,191
3.90%, 01/15/43 (Call 07/15/42)	167	167,374

		515,775

Mining — 0.6%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	301	303,408
3.25%, 11/21/21(a)	75	76,250
5.00%, 09/30/43	350	408,751
Rio Tinto Alcan Inc., 6.13%, 12/15/33	370	473,119
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	35	36,701
5.20%, 11/02/40	75	88,618
7.13%, 07/15/28	127	164,506
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	150	155,667
4.75%, 03/22/42 (Call 09/22/41)	50	56,179

		1,763,199

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 5.3%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	$200	$197,514
2.75%, 05/10/23(a)	375	373,605
3.02%, 01/16/27 (Call 10/16/26)	216	211,825
3.12%, 05/04/26 (Call 02/04/26)	105	104,499
3.22%, 11/28/23 (Call 09/28/23)	185	187,179
3.22%, 04/14/24 (Call 02/14/24)	120	121,090
3.59%, 04/14/27 (Call 01/14/27)	125	127,108
3.79%, 02/06/24 (Call 01/06/24)	250	259,460
3.80%, 09/21/25 (Call 07/21/25)	145	150,410
4.50%, 10/01/20	97	99,423
4.74%, 03/11/21	12	12,451
BP Capital Markets PLC
2.50%, 11/06/22	175	173,425
3.06%, 03/17/22	100	100,979
3.28%, 09/19/27 (Call 06/19/27)	675	672,921
3.51%, 03/17/25	100	102,175
3.54%, 11/04/24	40	41,048
3.56%, 11/01/21	350	357,147
3.72%, 11/28/28 (Call 08/28/28)	75	77,146
3.81%, 02/10/24	45	46,764
Burlington Resources LLC, 7.20%, 08/15/31	30	40,160
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	215	212,667
2.36%, 12/05/22 (Call 09/05/22)	75	74,187
2.41%, 03/03/22 (Call 01/03/22)	85	84,626
2.42%, 11/17/20 (Call 10/17/20)	115	114,787
2.50%, 03/03/22 (Call 02/03/22)	253	252,416
2.90%, 03/03/24 (Call 01/03/24)	120	120,695
2.95%, 05/16/26 (Call 02/16/26)	310	310,211
3.19%, 06/24/23 (Call 03/24/23)	900	917,001
3.33%, 11/17/25 (Call 08/17/25)	150	154,203
Conoco Funding Co., 7.25%, 10/15/31	189	256,333
ConocoPhillips
5.90%, 10/15/32	100	123,636
5.90%, 05/15/38	40	50,107
6.50%, 02/01/39(a)	275	369,000
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	300	318,288
4.95%, 03/15/26 (Call 12/15/25)(a)	305	337,992
5.95%, 03/15/46 (Call 09/15/45)	50	65,580
ConocoPhillips Holding Co., 6.95%, 04/15/29	130	167,913
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	520	517,993
2.40%, 03/06/22 (Call 01/06/22)	55	54,834
2.71%, 03/06/25 (Call 12/06/24)	340	338,745
2.73%, 03/01/23 (Call 01/01/23)	150	150,638
3.04%, 03/01/26 (Call 12/01/25)	275	276,166
3.18%, 03/15/24 (Call 12/15/23)(a)	151	154,577
3.57%, 03/06/45 (Call 09/06/44)	75	73,626
4.11%, 03/01/46 (Call 09/01/45)	450	479,421
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	213	209,924
3.13%, 02/15/22 (Call 11/15/21)	150	150,813
3.40%, 04/15/26 (Call 01/15/26)	180	180,049
3.50%, 06/15/25 (Call 03/15/25)	45	45,752
4.10%, 02/15/47 (Call 08/15/46)	165	158,116
4.20%, 03/15/48 (Call 09/15/47)	150	145,926
4.40%, 04/15/46 (Call 10/15/45)	240	241,730

Security	Par (000)	Value

Oil & Gas (continued)
4.63%, 06/15/45 (Call 12/15/44)	$125	$129,621
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	75	76,332
Shell International Finance BV
1.75%, 09/12/21	277	271,526
1.88%, 05/10/21	450	443,983
2.13%, 05/11/20	100	99,511
2.25%, 11/10/20	220	219,056
2.25%, 01/06/23	175	172,242
2.38%, 08/21/22	50	49,629
2.50%, 09/12/26	35	33,739
2.88%, 05/10/26	125	123,991
3.25%, 05/11/25	150	153,015
3.40%, 08/12/23	140	143,573
3.50%, 11/13/23 (Call 10/13/23)	100	103,053
3.63%, 08/21/42	20	19,407
3.75%, 09/12/46(a)	350	347,095
3.88%, 11/13/28 (Call 08/23/28)	100	105,622
4.00%, 05/10/46	505	519,569
4.13%, 05/11/35	450	477,922
4.38%, 05/11/45	160	172,720
4.55%, 08/12/43	367	404,394
5.50%, 03/25/40	25	30,671
6.38%, 12/15/38	315	421,023
Total Capital Canada Ltd., 2.75%, 07/15/23	101	101,024
Total Capital International SA
2.70%, 01/25/23(a)	100	100,059
2.75%, 06/19/21	75	75,274
2.88%, 02/17/22	69	69,443
3.70%, 01/15/24	208	215,912
3.75%, 04/10/24	320	333,098
Total Capital SA
3.88%, 10/11/28	490	517,631
4.25%, 12/15/21	7	7,294
4.45%, 06/24/20	200	204,192

		16,705,902

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	200	201,902
5.13%, 09/15/40	185	194,777
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	105	102,716
4.08%, 12/15/47 (Call 06/15/47)	160	148,904
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	120	123,906

		772,205

Pharmaceuticals — 5.2%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	75	74,299
3.40%, 05/15/24 (Call 02/15/24)	100	101,097
3.45%, 12/15/27 (Call 09/15/27)	135	130,236
4.25%, 03/01/45 (Call 09/01/44)	35	30,883
4.30%, 12/15/47 (Call 06/15/47)	145	130,007
Bristol-Myers Squibb Co.
3.25%, 02/27/27	65	64,676
3.25%, 08/01/42	180	152,969
4.50%, 03/01/44 (Call 09/01/43)(a)	59	60,729
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	350	349,205
3.38%, 03/15/29 (Call 12/15/28)	150	153,322

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/45 (Call 09/01/44)	$182	$177,202
3.88%, 03/15/39 (Call 09/15/38)	90	91,751
3.95%, 05/15/47 (Call 11/15/46)	10	10,168
3.95%, 03/15/49 (Call 09/15/48)	175	178,132
4.15%, 03/15/59 (Call 09/15/58)	100	102,598
5.55%, 03/15/37(a)	93	112,090
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	150	150,048
3.38%, 05/15/23	100	102,074
3.63%, 05/15/25	150	155,010
3.88%, 05/15/28	190	198,958
4.20%, 03/18/43(a)	80	83,823
5.38%, 04/15/34	410	489,786
6.38%, 05/15/38	215	284,131
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	196	196,655
3.13%, 05/14/21	50	50,479
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	300	295,692
2.05%, 03/01/23 (Call 01/01/23)	100	98,351
2.25%, 03/03/22 (Call 02/03/22)	50	49,696
2.45%, 03/01/26 (Call 12/01/25)(a)	575	559,377
2.63%, 01/15/25 (Call 11/15/24)	40	39,918
2.90%, 01/15/28 (Call 10/15/27)	250	248,370
2.95%, 03/03/27 (Call 12/03/26)	135	134,870
3.38%, 12/05/23	95	98,860
3.40%, 01/15/38 (Call 07/15/37)	325	317,239
3.50%, 01/15/48 (Call 07/15/47)	5	4,861
3.55%, 03/01/36 (Call 09/01/35)	100	99,958
3.63%, 03/03/37 (Call 09/03/36)	105	106,030
3.70%, 03/01/46 (Call 09/01/45)	330	332,373
3.75%, 03/03/47 (Call 09/03/46)	105	106,441
4.38%, 12/05/33 (Call 06/05/33)	272	302,720
4.50%, 09/01/40(a)	210	234,110
4.50%, 12/05/43 (Call 06/05/43)	25	28,140
4.95%, 05/15/33	60	70,464
5.95%, 08/15/37	117	151,385
Mead Johnson Nutrition Co.
3.00%, 11/15/20	25	25,087
4.13%, 11/15/25 (Call 08/15/25)	200	211,044
Merck & Co. Inc.
2.35%, 02/10/22	25	24,896
2.40%, 09/15/22 (Call 03/15/22)	145	144,548
2.75%, 02/10/25 (Call 11/10/24)	390	388,690
2.80%, 05/18/23	340	342,611
2.90%, 03/07/24 (Call 02/07/24)	100	101,270
3.40%, 03/07/29 (Call 12/07/28)	165	168,312
3.60%, 09/15/42 (Call 03/15/42)	150	144,901
3.70%, 02/10/45 (Call 08/10/44)	350	342,863
3.88%, 01/15/21 (Call 10/15/20)	250	254,980
3.90%, 03/07/39 (Call 09/07/38)	150	153,831
4.00%, 03/07/49 (Call 09/07/48)	215	220,461
4.15%, 05/18/43	10	10,495
6.50%, 12/01/33	75	100,795
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	130	129,264
2.40%, 09/21/22	114	113,218
3.00%, 11/20/25 (Call 08/20/25)	150	151,416
3.10%, 05/17/27 (Call 02/17/27)	190	190,224
3.40%, 05/06/24	587	604,000

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 09/21/42	$73	$72,170
4.00%, 11/20/45 (Call 05/20/45)	300	309,306
4.40%, 05/06/44	270	296,506
Pfizer Inc.
1.95%, 06/03/21(a)	75	74,228
2.75%, 06/03/26	125	123,074
2.95%, 03/15/24 (Call 02/15/24)(a)	100	101,132
3.00%, 09/15/21	100	101,197
3.00%, 06/15/23	192	194,619
3.00%, 12/15/26	175	174,919
3.20%, 09/15/23 (Call 08/15/23)	500	510,975
3.40%, 05/15/24	125	129,089
3.45%, 03/15/29 (Call 12/15/28)(a)	50	50,801
3.60%, 09/15/28 (Call 06/15/28)	375	387,611
3.90%, 03/15/39 (Call 09/15/38)	75	76,539
4.00%, 12/15/36	445	457,086
4.00%, 03/15/49 (Call 09/15/48)	75	76,345
4.13%, 12/15/46	225	233,363
4.20%, 09/15/48 (Call 03/15/48)(a)	300	314,796
4.30%, 06/15/43	5	5,289
4.40%, 05/15/44	275	295,196
7.20%, 03/15/39(a)	182	261,689
Pharmacia LLC, 6.60%, 12/01/28(a)	250	314,857
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	200	204,628
3.63%, 06/19/28 (Call 03/19/28)	100	103,527
4.00%, 03/29/21	300	307,539
Wyeth LLC
5.95%, 04/01/37	150	189,397
6.00%, 02/15/36	75	93,322
6.50%, 02/01/34	50	66,339

		16,257,628

Real Estate Investment Trusts — 1.3%
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	135	138,091
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)(a)	20	19,557
3.00%, 04/15/23 (Call 01/15/23)	25	25,281
3.50%, 03/01/28 (Call 12/01/27)	250	254,725
4.50%, 07/01/44 (Call 01/01/44)	50	54,257
4.63%, 12/15/21 (Call 09/15/21)	242	252,512
4.75%, 07/15/20 (Call 04/15/20)	10	10,190
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	75	78,308
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	125	130,687
4.25%, 08/15/23 (Call 05/15/23)(a)	300	316,593
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	75	74,219
3.09%, 09/15/27 (Call 06/15/27)	160	157,883
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	225	219,715
3.25%, 10/15/22 (Call 07/15/22)	250	253,740
3.65%, 01/15/28 (Call 10/15/27)	150	153,144
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	25	24,773
2.50%, 07/15/21 (Call 04/15/21)	75	74,758
2.63%, 06/15/22 (Call 03/15/22)	50	49,791
2.75%, 02/01/23 (Call 12/01/22)	300	300,231
2.75%, 06/01/23 (Call 03/01/23)	25	24,943

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 11/30/26 (Call 08/30/26)	$41	$41,028
3.30%, 01/15/26 (Call 10/15/25)	100	100,655
3.38%, 03/15/22 (Call 12/15/21)	50	50,850
3.38%, 10/01/24 (Call 07/01/24)	100	102,034
3.38%, 06/15/27 (Call 03/15/27)	155	156,565
3.38%, 12/01/27 (Call 09/01/27)(a)	25	25,235
3.50%, 09/01/25 (Call 06/01/25)	50	51,169
3.75%, 02/01/24 (Call 11/01/23)	100	103,534
4.13%, 12/01/21 (Call 09/01/21)	305	314,955
4.25%, 11/30/46 (Call 05/30/46)	25	26,242
4.38%, 03/01/21 (Call 12/01/20)	275	282,565
4.75%, 03/15/42 (Call 09/15/41)	49	54,103
6.75%, 02/01/40 (Call 11/01/39)	210	280,690

		4,203,023

Retail — 3.3%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	101	100,362
2.30%, 05/18/22 (Call 04/18/22)	152	150,989
2.75%, 05/18/24 (Call 03/18/24)	325	325,744
3.00%, 05/18/27 (Call 02/18/27)(a)	315	315,598
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	25	24,770
2.13%, 09/15/26 (Call 06/15/26)	125	117,963
2.63%, 06/01/22 (Call 05/01/22)	270	270,373
2.70%, 04/01/23 (Call 01/01/23)	175	175,359
2.80%, 09/14/27 (Call 06/14/27)	125	122,771
3.35%, 09/15/25 (Call 06/15/25)	275	282,650
3.50%, 09/15/56 (Call 03/15/56)	65	59,147
3.75%, 02/15/24 (Call 11/15/23)	115	120,042
3.90%, 06/15/47 (Call 12/15/46)(a)	90	90,578
4.20%, 04/01/43 (Call 10/01/42)	79	82,479
4.25%, 04/01/46 (Call 10/01/45)	190	200,573
4.40%, 04/01/21 (Call 01/01/21)	100	103,058
4.40%, 03/15/45 (Call 09/15/44)	255	274,186
4.50%, 12/06/48 (Call 06/06/48)	475	524,148
4.88%, 02/15/44 (Call 08/15/43)	77	88,037
5.40%, 09/15/40 (Call 03/15/40)	150	180,359
5.88%, 12/16/36	430	543,494
5.95%, 04/01/41 (Call 10/01/40)	35	44,674
Target Corp.
2.50%, 04/15/26	50	48,651
2.90%, 01/15/22	65	65,704
3.63%, 04/15/46	200	189,448
3.88%, 07/15/20	200	203,234
3.90%, 11/15/47 (Call 05/15/47)	140	138,750
4.00%, 07/01/42	350	355,841
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	240	228,650
Walmart Inc.
1.90%, 12/15/20	150	148,607
2.35%, 12/15/22 (Call 11/15/22)	150	148,692
2.55%, 04/11/23 (Call 01/11/23)	339	337,569
2.65%, 12/15/24 (Call 10/15/24)	300	298,068
3.13%, 06/23/21	174	176,154
3.30%, 04/22/24 (Call 01/22/24)	390	400,003
3.40%, 06/26/23 (Call 05/26/23)	725	744,945
3.55%, 06/26/25 (Call 04/26/25)	250	259,510
3.63%, 07/08/20	200	202,708
3.63%, 12/15/47 (Call 06/15/47)	165	161,748
3.70%, 06/26/28 (Call 03/26/28)(a)	200	209,500
3.95%, 06/28/38 (Call 12/28/37)	365	379,534

Security	Par (000)	Value

Retail (continued)
4.00%, 04/11/43 (Call 10/11/42)	$105	$108,647
4.05%, 06/29/48 (Call 12/29/47)	580	610,114
4.30%, 04/22/44 (Call 10/22/43)	75	81,025
5.25%, 09/01/35	250	301,145
5.63%, 04/01/40	160	201,115
5.63%, 04/15/41(a)	75	94,856
6.20%, 04/15/38	50	66,267
7.55%, 02/15/30	50	69,177

		10,427,016

Semiconductors — 2.2%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	110	110,000
3.30%, 04/01/27 (Call 01/01/27)(a)	175	176,579
3.90%, 10/01/25 (Call 07/01/25)	25	26,306
4.30%, 06/15/21(a)	175	181,281
4.35%, 04/01/47 (Call 10/01/46)(a)	160	167,115
5.10%, 10/01/35 (Call 04/01/35)	175	199,563
5.85%, 06/15/41	84	103,285
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	195	191,658
2.45%, 07/29/20	33	32,969
2.60%, 05/19/26 (Call 02/19/26)	100	97,345
2.88%, 05/11/24 (Call 03/11/24)(a)	465	467,595
3.10%, 07/29/22	26	26,425
3.15%, 05/11/27 (Call 02/11/27)	200	201,458
3.30%, 10/01/21	500	508,880
3.70%, 07/29/25 (Call 04/29/25)	475	496,351
3.73%, 12/08/47 (Call 06/08/47)(a)	397	388,246
4.00%, 12/15/32	140	150,550
4.10%, 05/19/46 (Call 11/19/45)	135	139,663
4.10%, 05/11/47 (Call 11/11/46)	185	190,944
4.25%, 12/15/42	75	79,377
QUALCOMM Inc.
2.25%, 05/20/20	250	248,945
2.60%, 01/30/23 (Call 12/30/22)(a)	200	198,312
2.90%, 05/20/24 (Call 03/20/24)	220	219,267
3.00%, 05/20/22	148	149,032
3.25%, 05/20/27 (Call 02/20/27)	300	298,116
3.45%, 05/20/25 (Call 02/20/25)	625	636,650
4.30%, 05/20/47 (Call 11/20/46)(a)	80	80,902
4.65%, 05/20/35 (Call 11/20/34)	80	86,605
4.80%, 05/20/45 (Call 11/20/44)	448	481,981
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	160	156,808
2.90%, 11/03/27 (Call 08/03/27)	170	168,157
4.15%, 05/15/48 (Call 11/15/47)	280	295,291
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	35	34,748

		6,990,404

Software — 5.5%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)(a)	255	260,873
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,025	1,004,254
2.00%, 11/03/20 (Call 10/03/20)	450	447,030
2.00%, 08/08/23 (Call 06/08/23)	370	361,342
2.38%, 02/12/22 (Call 01/12/22)	100	99,750
2.38%, 05/01/23 (Call 02/01/23)	200	198,952
2.40%, 02/06/22 (Call 01/06/22)	100	99,850
2.40%, 08/08/26 (Call 05/08/26)	800	774,288
2.65%, 11/03/22 (Call 09/03/22)	171	171,937

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.70%, 02/12/25 (Call 11/12/24)	$179	$178,642
2.88%, 02/06/24 (Call 12/06/23)	675	681,575
3.00%, 10/01/20	139	140,102
3.13%, 11/03/25 (Call 08/03/25)	130	132,844
3.30%, 02/06/27 (Call 11/06/26)	330	338,438
3.45%, 08/08/36 (Call 02/08/36)	350	348,506
3.50%, 02/12/35 (Call 08/12/34)	100	100,443
3.50%, 11/15/42	40	39,020
3.63%, 12/15/23 (Call 09/15/23)	250	260,485
3.70%, 08/08/46 (Call 02/08/46)	555	557,670
3.75%, 02/12/45 (Call 08/12/44)	134	135,739
3.95%, 08/08/56 (Call 02/08/56)	165	168,759
4.00%, 02/08/21	100	102,912
4.00%, 02/12/55 (Call 08/12/54)	475	492,224
4.10%, 02/06/37 (Call 08/06/36)	270	290,134
4.20%, 11/03/35 (Call 05/03/35)	122	132,698
4.45%, 11/03/45 (Call 05/03/45)	250	278,858
4.50%, 10/01/40	165	185,221
4.50%, 02/06/57 (Call 08/06/56)	305	343,049
4.75%, 11/03/55 (Call 05/03/55)	50	58,739
4.88%, 12/15/43 (Call 06/15/43)	175	205,760
5.20%, 06/01/39(a)	320	388,019
5.30%, 02/08/41	212	261,858
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	272	297,837
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	775	762,182
2.40%, 09/15/23 (Call 07/15/23)	100	98,436
2.50%, 05/15/22 (Call 03/15/22)	185	183,971
2.50%, 10/15/22	505	501,647
2.63%, 02/15/23 (Call 01/15/23)	100	99,524
2.65%, 07/15/26 (Call 04/15/26)	541	524,126
2.80%, 07/08/21	80	80,370
2.95%, 11/15/24 (Call 09/15/24)(a)	100	100,120
2.95%, 05/15/25 (Call 02/15/25)	247	245,733
3.25%, 11/15/27 (Call 08/15/27)	177	177,977
3.25%, 05/15/30 (Call 02/15/30)	400	398,636
3.40%, 07/08/24 (Call 04/08/24)	345	352,869
3.63%, 07/15/23	172	177,984
3.80%, 11/15/37 (Call 05/15/37)	150	148,788
3.85%, 07/15/36 (Call 01/15/36)	300	300,084
3.88%, 07/15/20	550	558,993
3.90%, 05/15/35 (Call 11/15/34)(a)	314	317,573
4.00%, 07/15/46 (Call 01/15/46)	285	282,788
4.00%, 11/15/47 (Call 05/15/47)	225	223,607
4.13%, 05/15/45 (Call 11/15/44)	115	116,060
4.30%, 07/08/34 (Call 01/08/34)	872	928,741
4.38%, 05/15/55 (Call 11/15/54)	162	168,691
4.50%, 07/08/44 (Call 01/08/44)	75	79,944
5.38%, 07/15/40	375	443,996
6.13%, 07/08/39	100	127,736
6.50%, 04/15/38	140	185,116
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	175	183,027

		17,306,527

Telecommunications — 1.2%
America Movil SAB de CV
3.13%, 07/16/22	250	251,270
4.38%, 07/16/42(a)	194	199,203
4.38%, 04/22/49 (Call 10/22/48)	325	328,309
6.13%, 03/30/40	265	329,082
6.38%, 03/01/35	25	30,917

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	$340	$334,587
2.20%, 02/28/21	525	521,860
2.20%, 09/20/23 (Call 07/20/23)	150	147,810
2.45%, 06/15/20	100	99,946
2.50%, 09/20/26 (Call 06/20/26)(a)	270	262,381
2.60%, 02/28/23	200	200,488
2.90%, 03/04/21	50	50,343
2.95%, 02/28/26	100	99,961
3.50%, 06/15/25	150	156,267
3.63%, 03/04/24	89	92,867
5.50%, 01/15/40	208	260,661
5.90%, 02/15/39	290	377,615

		3,743,567

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	75	75,676
3.00%, 04/01/25 (Call 01/01/25)	450	453,838
3.05%, 09/01/22 (Call 06/01/22)	75	75,825
3.25%, 06/15/27 (Call 03/15/27)(a)	150	152,988
3.40%, 09/01/24 (Call 12/01/23)	70	72,097
3.75%, 04/01/24 (Call 01/01/24)	50	52,113
3.85%, 09/01/23 (Call 06/01/23)	108	112,859
3.90%, 08/01/46 (Call 02/01/46)	100	100,136
4.05%, 06/15/48 (Call 12/15/47)	400	411,116
4.13%, 06/15/47 (Call 12/15/46)	130	134,280
4.15%, 04/01/45 (Call 10/01/44)	135	139,875
4.15%, 12/15/48 (Call 06/15/48)(a)	200	208,842
4.38%, 09/01/42 (Call 03/01/42)	75	79,881
4.40%, 03/15/42 (Call 09/15/41)	54	57,537
4.45%, 03/15/43 (Call 09/15/42)	50	53,886
4.55%, 09/01/44 (Call 03/01/44)	115	125,203
4.70%, 09/01/45 (Call 03/01/45)	70	78,081
4.90%, 04/01/44 (Call 10/01/43)	55	62,537
5.05%, 03/01/41 (Call 09/01/40)	20	23,035
5.15%, 09/01/43 (Call 03/01/43)	75	87,792
5.40%, 06/01/41 (Call 12/01/40)	25	29,680
5.75%, 05/01/40 (Call 11/01/39)	45	55,444
6.15%, 05/01/37	135	172,095
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	60	58,954
3.20%, 08/02/46 (Call 02/02/46)	120	110,172
4.45%, 01/20/49 (Call 07/20/48)	165	183,770
6.25%, 08/01/34	65	85,629
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	50	47,884
2.45%, 10/01/22	97	96,478
2.50%, 04/01/23 (Call 03/01/23)	175	174,162
2.80%, 11/15/24 (Call 09/15/24)(a)	125	125,281
3.05%, 11/15/27 (Call 08/15/27)	145	144,611
3.13%, 01/15/21	62	62,595
3.40%, 11/15/46 (Call 05/15/46)	145	129,427
3.75%, 11/15/47 (Call 05/15/47)(a)	340	323,609
4.88%, 11/15/40 (Call 05/15/40)	50	55,857
6.20%, 01/15/38	82	106,422

		4,519,667

Total Corporate Bonds & Notes — 98.1% (Cost: $302,320,833)		308,142,240

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	21,668	$21,676,731
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	1,973	1,972,641

		23,649,372

Total Short-Term Investments — 7.5% (Cost: $23,642,466)		23,649,372

Total Investments in Securities — 105.6% (Cost: $325,963,299)		331,791,612

Other Assets, Less Liabilities — (5.6)%		(17,729,371)

Net Assets — 100.0%		$314,062,241

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,181	8,487	(b)	—	21,668	$21,676,731	$31,181	(c)	$93	$4,853
BlackRock Cash Funds: Treasury, SL Agency Shares	1,950	23	(b)	—	1,973	1,972,641	40,662		—	—
PNC Bank N.A.
2.00%, 05/19/20(d)	250	—		—	250	N/A	3,751		—	903
2.15%, 04/29/21(d)	250	—		—	250	N/A	2,539		—	8,416
2.60%, 07/21/20(d)	250	500		—	750	N/A	8,227		—	3,333
2.63%, 02/17/22(d)	—	500		—	500	N/A	3,326		—	—
4.20%, 11/01/25(d)	250	—		—	250	N/A	4,457		—	10,960
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(d)	65	75		—	140	N/A	1,341		—	1,916
3.30%, 03/08/22(d)	140	—		—	140	N/A	2,002		—	3,483
3.90%, 04/29/24(d)	225	525		(100)	650	N/A	7,925		(4,735)	11,457
5.12%, 02/08/20(d)	67	—		(67)	—	N/A	497		(530)	1,042

						$23,649,372	$105,908		$(5,172)	$46,363

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Aaa - A Rated Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$308,142,240	$—	$308,142,240
Money Market Funds	23,649,372	—	—	23,649,372

	$23,649,372	$308,142,240	$—	$331,791,612

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) April 30, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$765	$1,095,633
Arconic Inc., 1.63%, 10/15/19	940	936,287

		2,031,920

Airlines — 0.2%
GOL Equity Finance SA, 3.75%, 07/15/24(a)	750	660,113

Auto Manufacturers — 2.2%
NIO Inc., 4.50%, 02/01/24(a)	1,925	1,575,227
Tesla Inc.
1.25%, 03/01/21	3,400	3,341,078
2.38%, 03/15/22	2,500	2,566,150

		7,482,455

Auto Parts & Equipment — 0.2%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	675	692,300

Banks — 0.4%
Bank of America Finance LLC, 0.25%, 05/01/23	725	718,932
Deutsche Bank AG/London, 1.00%, 05/01/23	600	581,058

		1,299,990

Biotechnology — 7.6%
Acorda Therapeutics Inc., 1.75%, 06/15/21	730	635,494
Aegerion Pharmaceuticals Inc., 2.00%, 08/15/19	550	399,531
Alder Biopharmaceuticals Inc., 2.50%, 02/01/25	675	647,312
AMAG Pharmaceuticals Inc., 3.25%, 06/01/22	675	570,024
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,025	1,054,018
1.50%, 10/15/20	1,140	1,277,199
Emergent BioSolutions Inc., 2.88%, 01/15/21	420	404,250
Exact Sciences Corp.
0.38%, 03/15/27	1,800	2,016,306
1.00%, 01/15/25	2,275	3,431,405
Illumina Inc.
0.00%, 06/15/19(b)	1,410	1,725,417
0.00%, 08/15/23(a)(b)	2,075	2,229,878
0.50%, 06/15/21	1,200	1,639,956
Insmed Inc., 1.75%, 01/15/25	1,040	1,081,725
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	1,225	1,144,983
Ionis Pharmaceuticals Inc., 1.00%, 11/15/21	1,725	2,216,176
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23(a)	1,925	1,670,939
Medicines Co. (The)
2.50%, 01/15/22	815	886,410
2.75%, 07/15/23	1,340	1,223,326
Novavax Inc., 3.75%, 02/01/23	650	255,632
Radius Health Inc., 3.00%, 09/01/24	675	588,188
Retrophin Inc., 2.50%, 09/15/25	675	600,541

		25,698,710

Building Materials — 0.2%
Cemex SAB de CV, 3.72%, 03/15/20	695	691,740

Commercial Services — 3.1%
Cardtronics Inc., 1.00%, 12/01/20	700	699,237
Chegg Inc.
0.13%, 03/15/25(a)	1,700	1,626,203
0.25%, 05/15/23	850	1,220,030
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/21/26)(a)	1,200	1,342,992
FTI Consulting Inc., 2.00%, 08/15/23(a)	875	939,269
Huron Consulting Group Inc., 1.25%, 10/01/19	570	561,023

Security	Par (000)	Value

Commercial Services (continued)
Macquarie Infrastructure Corp.
2.00%, 10/01/23	$1,005	$881,546
2.88%, 07/15/19	780	778,440
Square Inc., 0.50%, 05/15/23(a)	2,050	2,436,343

		10,485,083

Computers — 2.3%
Electronics For Imaging Inc., 0.75%, 09/01/19	725	718,729
Lumentum Holdings Inc., 0.25%, 03/15/24	1,100	1,369,874
Nutanix Inc., 0.00% 01/15/23(b)	1,284	1,466,443
Pure Storage Inc., 0.13%, 04/15/23	1,500	1,659,900
Western Digital Corp., 1.50%, 02/01/24(a)	2,732	2,444,102

		7,659,048

Diversified Financial Services — 1.2%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	1,550	1,561,733
LendingTree Inc., 0.63%, 06/01/22	700	1,331,092
PRA Group Inc.
3.00%, 08/01/20	550	528,286
3.50%, 06/01/23	875	806,803

		4,227,914

Electric — 0.5%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)(a)	1,507	1,687,554

Electrical Components & Equipment — 0.5%
SunPower Corp.
0.88%, 06/01/21	890	762,018
4.00%, 01/15/23	1,075	888,498

		1,650,516

Electronics — 2.1%
Fortive Corp., 0.88%, 02/15/22(a)	3,650	3,857,539
II VI Inc., 0.25%, 09/01/22	849	926,972
OSI Systems Inc., 1.25%, 09/01/22	705	729,858
Vishay Intertechnology Inc., 2.25%, 06/15/25(a)	1,568	1,503,822

		7,018,191

Energy – Alternate Sources — 0.6%
NextEra Energy Partners LP, 1.50%, 09/15/20(a)	625	622,663
Tesla Energy Operations Inc./DE, 1.63%, 11/01/19	1,365	1,324,077

		1,946,740

Engineering & Construction — 0.6%
Dycom Industries Inc., 0.75%, 09/15/21	1,115	1,052,471
KBR Inc., 2.50%, 11/01/23(a)	950	1,038,302

		2,090,773

Entertainment — 0.5%
Live Nation Entertainment Inc., 2.50%, 03/15/23	1,350	1,589,368

Health Care – Products — 2.7%
CONMED Corp., 2.63%, 02/01/24(a)	950	1,044,211
Insulet Corp.
1.25%, 09/15/21	530	795,101
1.38%, 11/15/24(a)	1,508	1,712,666
NuVasive Inc., 2.25%, 03/15/21	1,700	1,945,157
Wright Medical Group Inc., 1.63%, 06/15/23(a)	1,525	1,657,355
Wright Medical Group NV, 2.25%, 11/15/21	1,300	1,921,634

		9,076,124

Health Care – Services — 1.3%
Anthem Inc., 2.75%, 10/15/42	650	2,390,031

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Teladoc Health Inc.
1.38%, 05/15/25(a)	$610	$815,838
3.00%, 12/15/22	800	1,215,120

		4,420,989

Holding Companies – Diversified — 1.1%
Ares Capital Corp.
3.75%, 02/01/22	890	895,465
4.63%, 03/01/24	1,000	1,011,920
Prospect Capital Corp.
4.75%, 04/15/20	1,465	1,476,969
4.95%, 07/15/22 (Call 04/15/22)	350	346,125

		3,730,479

Insurance — 0.7%
AXA SA, 7.25%, 05/15/21(a)	2,175	2,368,879

Internet — 15.9%
Baozun Inc., 1.63%, 05/01/24(a)	700	786,541
Booking Holdings Inc.
0.35%, 06/15/20	2,200	3,140,896
0.90%, 09/15/21	2,750	3,131,397
Ctrip.com International Ltd.
1.00%, 07/01/20	1,775	1,821,665
1.25%, 09/15/22	2,500	2,554,400
1.99%, 07/01/25	950	1,063,383
Etsy Inc., 0.00% 03/01/23(b)	900	1,794,843
FireEye Inc.
0.88%, 06/01/24(a)	1,396	1,404,809
Series B, 1.63%, 06/01/35 (Call 06/01/22)	1,150	1,080,092
IAC FinanceCo Inc., 0.88%, 10/01/22(a)	1,325	2,055,194
iQIYI Inc.
2.00%, 04/01/25(a)	2,895	2,931,419
3.75%, 12/01/23(a)	1,850	2,112,755
Liberty Expedia Holdings Inc., 1.00%, 06/30/47 (Call 07/05/22)(a)	875	879,428
MercadoLibre Inc., 2.00%, 08/15/28(a)	2,150	2,773,048
Okta Inc., 0.25%, 02/15/23	800	1,773,072
Palo Alto Networks Inc., 0.75%, 07/01/23(a)	4,170	4,721,858
RingCentral Inc., 0.00% 03/15/23(b)	1,075	1,624,884
Twitter Inc.
0.25%, 09/15/19	2,250	2,221,740
0.25%, 06/15/24(a)	2,925	2,947,435
1.00%, 09/15/21	2,295	2,210,705
Wayfair Inc.
0.38%, 09/01/22	1,100	1,811,975
1.13%, 11/01/24(a)	1,325	2,064,164
Weibo Corp., 1.25%, 11/15/22	2,100	1,998,087
Wix.com Ltd., 0.00% 07/01/23(a)(b)	1,054	1,235,920
Zendesk Inc., 0.25%, 03/15/23	1,343	2,027,124
Zillow Group Inc.
1.50%, 07/01/23	775	705,614
2.00%, 12/01/21	1,140	1,153,281

		54,025,729

Iron & Steel — 0.7%
Allegheny Technologies Inc., 4.75%, 07/01/22	750	1,410,030
Cleveland-Cliffs Inc., 1.50%, 01/15/25	700	962,234

		2,372,264

Lodging — 1.6%
Caesars Entertainment Corp., 5.00%, 10/01/24	2,750	4,069,698

Security	Par (000)	Value

Lodging (continued)
Huazhu Group Ltd., 0.38%, 11/01/22	$1,265	$1,464,680

		5,534,378

Machinery — 0.3%
Chart Industries Inc., 1.00%, 11/15/24(a)	700	1,119,692

Media — 4.8%
DISH Network Corp.
2.38%, 03/15/24	2,400	2,084,112
3.38%, 08/15/26	7,475	6,856,444
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)(a)	800	959,448
3.50%, 01/15/31 (Call 06/13/19)	100	77,373
Liberty Media Corp.
1.38%, 10/15/23	2,275	2,650,830
2.13%, 03/31/48 (Call 04/07/23)(a)	950	921,614
2.25%, 12/01/48 (Call 12/02/21)(a)	825	929,717
Liberty Media Corp-Liberty Formula One, 1.00%, 01/30/23	1,400	1,676,500

		16,156,038

Mining — 0.5%
Royal Gold Inc., 2.88%, 06/15/19	1,000	998,920
SSR Mining Inc., 2.88%, 02/01/33 (Call 02/01/20)	650	646,119

		1,645,039

Oil & Gas — 2.8%
Chesapeake Energy Corp., 5.50%, 09/15/26	3,000	2,725,920
Ensco Jersey Finance Ltd., 3.00%, 01/31/24	2,095	1,768,096
Nabors Industries Inc., 0.75%, 01/15/24	1,350	978,980
Oasis Petroleum Inc., 2.63%, 09/15/23	630	601,612
Transocean Inc., 0.50%, 01/30/23	1,975	2,117,121
Whiting Petroleum Corp., 1.25%, 04/01/20	1,275	1,237,668

		9,429,397

Oil & Gas Services — 0.6%
Weatherford International Ltd., 5.88%, 07/01/21	2,850	2,157,763

Pharmaceuticals — 7.0%
Aphria Inc., 5.25%, 06/01/24(a)	800	768,544
Assertio Therapeutics Inc., 2.50%, 09/01/21	750	564,915
Aurora Cannabis Inc., 5.50%, 02/28/24(a)	800	1,092,912
Clovis Oncology Inc.
1.25%, 05/01/25	700	513,702
2.50%, 09/15/21	675	603,146
Dermira Inc., 3.00%, 05/15/22	550	484,594
DexCom Inc.
0.75%, 05/15/22	965	1,311,975
0.75%, 12/01/23(a)	2,200	2,292,554
Herbalife Nutrition Ltd.
2.00%, 08/15/19	1,440	1,792,699
2.63%, 03/15/24	1,725	1,809,611
Horizon Pharma Investment Ltd., 2.50%, 03/15/22	900	1,014,129
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22	760	843,471
Jazz Investments I Ltd.
1.50%, 08/15/24	1,550	1,473,120
1.88%, 08/15/21	1,150	1,141,720
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,325	1,602,270
Pacira BioSciences Inc., 2.38%, 04/01/22	815	815,554
Sarepta Therapeutics Inc., 1.50%, 11/15/24	1,450	2,544,562
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	950	957,334
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26 (Call 05/21/19)	1,275	1,183,455

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Tilray Inc., 5.00%, 10/01/23(a)	$1,100	$910,338

		23,720,605

Pipelines — 0.3%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 03/15/20)	1,350	1,061,897

Real Estate Investment Trusts — 3.3%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	1,035	1,022,063
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	1,075	1,096,081
Colony Capital Inc., 3.88%, 01/15/21	890	851,766
Empire State Realty OP LP, 2.63%, 08/15/19(a)	795	792,448
Extra Space Storage LP, 3.13%, 10/01/35 (Call 09/05/20)(a)	1,425	1,665,853
IH Merger Sub LLC, 3.50%, 01/15/22	825	955,548
iStar Inc., 3.13%, 09/15/22	839	776,033
Spirit Realty Capital Inc.
2.88%, 05/15/19	1,255	1,254,586
3.75%, 05/15/21	700	702,940
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	575	575,506
Two Harbors Investment Corp., 6.25%, 01/15/22	660	668,811
VEREIT Inc., 3.75%, 12/15/20	875	876,356

		11,237,991

Retail — 0.9%
Guess? Inc., 2.00%, 04/15/24(a)	750	783,180
RH
0.00%, 06/15/19(b)	960	956,035
0.00%, 07/15/20(b)	700	775,866
0.00%, 06/15/23(a)(b)	719	624,768

		3,139,849

Semiconductors — 13.3%
Advanced Micro Devices Inc., 2.13%, 09/01/26	1,950	6,882,115
Cree Inc., 0.88%, 09/01/23(a)	1,400	1,770,398
Cypress Semiconductor Corp., 4.50%, 01/15/22	675	941,261
Inphi Corp., 0.75%, 09/01/21	691	729,392
Intel Corp., 3.25%, 08/01/39	1,700	4,248,623
Microchip Technology Inc.
1.63%, 02/15/25	4,050	8,041,194
1.63%, 02/15/27	5,150	6,672,134
2.25%, 02/15/37	1,840	2,422,783
NXP Semiconductors NV, 1.00%, 12/01/19	2,875	3,177,680
ON Semiconductor Corp.
1.00%, 12/01/20	1,725	2,311,431
1.63%, 10/15/23	1,475	1,939,064
Rovi Corp., 0.50%, 03/01/20	840	812,062
Silicon Laboratories Inc., 1.38%, 03/01/22	1,075	1,366,422
Synaptics Inc., 0.50%, 06/15/22	1,250	1,140,025
Teradyne Inc., 1.25%, 12/15/23	1,200	1,963,260
Veeco Instruments Inc., 2.70%, 01/15/23	750	650,348

		45,068,192

Software — 14.8%
Akamai Technologies Inc., 0.13%, 05/01/25(a)	2,950	3,118,297
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	700	686,560
Atlassian Inc., 0.63%, 05/01/23(a)	2,475	3,660,574
Avaya Holdings Corp., 2.25%, 06/15/23(a)	796	777,214
Bilibili Inc., 1.38%, 04/01/26(a)	1,200	1,180,056
DocuSign Inc., 0.50%, 09/15/23(a)	1,347	1,446,934
Envestnet Inc., 1.75%, 06/01/23(a)	800	962,968
Five9 Inc., 0.13%, 05/01/23(a)	575	813,286
Guidewire Software Inc., 1.25%, 03/15/25	850	970,539
HubSpot Inc., 0.25%, 06/01/22	1,025	2,025,154
j2 Global Inc., 3.25%, 06/15/29 (Call 06/20/21)	1,050	1,424,451

Security	Par/ Shares (000)	Value

Software (continued)
Momo Inc., 1.25%, 07/01/25(a)	$1,858	$1,738,735
MongoDB Inc., 0.75%, 06/15/24(a)	725	1,541,531
New Relic Inc., 0.50%, 05/01/23(a)	1,150	1,339,186
Nice Systems Inc., 1.25%, 01/15/24	630	1,065,406
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	1,540	1,434,587
1.25%, 04/01/25	1,025	1,016,062
1.50%, 11/01/35 (Call 11/05/21)	650	648,369
Pluralsight Inc., 0.38%, 03/01/24(a)	1,500	1,713,090
RealPage Inc., 1.50%, 11/15/22	850	1,387,880
Sea Ltd., 2.25%, 07/01/23(a)	1,456	2,111,826
ServiceNow Inc., 0.00% 06/01/22(b)	1,975	3,996,136
Splunk Inc.
0.50%, 09/15/23(a)	3,073	3,493,571
1.13%, 09/15/25(a)	2,147	2,489,983
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26(a)	728	757,739
Twilio Inc., 0.25%, 06/01/23(a)	1,400	2,821,714
Verint Systems Inc., 1.50%, 06/01/21	1,065	1,192,662
Workday Inc., 0.25%, 10/01/22	2,900	4,302,005

		50,116,515

Telecommunications — 2.6%
8x8 Inc., 0.50%, 02/01/24(a)	800	900,608
Finisar Corp., 0.50%, 12/15/36 (Call 12/22/21)	1,350	1,323,108
GCI Liberty Inc., 1.75%, 09/30/46 (Call 10/05/23)(a)	1,250	1,408,387
GDS Holdings Ltd., 2.00%, 06/01/25(a)	750	755,910
Infinera Corp., 2.13%, 09/01/24	925	726,514
Intelsat SA, 4.50%, 06/15/25(a)	1,075	1,495,164
InterDigital Inc., 1.50%, 03/01/20	775	808,216
Viavi Solutions Inc., 1.00%, 03/01/24	1,200	1,402,776

		8,820,683

Transportation — 0.7%
Air Transport Services Group Inc., 1.13%, 10/15/24	525	524,864
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	675	706,684
Golar LNG Ltd., 2.75%, 02/15/22	1,090	1,019,281

		2,250,829

Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	640	640,538

Total Convertible Bonds — 98.9% (Cost: $321,917,364)		335,006,285

Common Stocks

Communications Equipment — 0.2%
Motorola Solutions Inc.	4	579,640

Total Common Stocks — 0.2% (Cost $507,367)		579,640

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	3,239	$3,238,844

Total Short-Term Investments — 0.9% (Cost: $3,238,844)		3,238,844

Total Investments in Securities — 100.0% (Cost: $325,663,575)		338,824,769

Other Assets, Less Liabilities — (0.0)%		(154,906)

Net Assets — 100.0%		$338,669,863

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$464	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,229	1,010	3,239	3,238,844	23,303		—		—

				$3,238,844	$23,767		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$335,006,285	$—	$335,006,285
Common Stocks	579,640	—	—	579,640
Money Market Funds	3,238,844	—	—	3,238,844

	$3,818,484	$335,006,285	$—	$338,824,769

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
General Dynamics Corp.
2.99%, 05/11/20, (3 mo. LIBOR US + 0.290%)(a)	$9,280	$9,299,117
3.08%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	15,580	15,632,193
Spirit AeroSystems Inc., 3.41%, 06/15/21 (Call 05/31/19), (3 mo. LIBOR US + 0.800%)(a)(b)	13,980	13,776,451
United Technologies Corp.
2.93%, 11/01/19, (3 mo. LIBOR US + 0.350%)(a)	18,151	18,170,422
3.17%, 08/16/21 (Call 08/16/19),
(3 mo. LIBOR US + 0.650%)(a)	10,165	10,172,115

		67,050,298

Agriculture — 0.4%
BAT Capital Corp.
3.28%, 08/14/20, (3 mo. LIBOR US + 0.590%)(a)	10,154	10,143,541
3.56%, 08/15/22 (Call 07/15/22),
(3 mo. LIBOR US + 0.880%)(a)	17,625	17,585,168
Philip Morris International Inc., 3.06%, 02/21/20,
(3 mo. LIBOR US + 0.420%)(a)(b)	7,826	7,841,887

		35,570,596

Auto Manufacturers — 7.7%
American Honda Finance Corp.
2.75%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	8,226	8,222,052
2.84%, 11/13/19, (3 mo. LIBOR US + 0.150%)(a)	2,560	2,561,229
2.86%, 07/20/20, (3 mo. LIBOR US + 0.270%)(a)	10,200	10,214,688
2.87%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	4,915	4,922,618
2.89%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)	18,655	18,636,532
3.03%, 02/14/20, (3 mo. LIBOR US + 0.340%)(a)(b)	19,501	19,542,732
3.06%, 01/08/21, (3 mo. LIBOR US + 0.470%)(a)	2,585	2,593,815
3.08%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	22,165	22,165,443
3.15%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	4,815	4,796,077
BMW U.S. Capital LLC
3.01%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	18,407	18,431,665
3.06%, 08/14/20, (3 mo. LIBOR US + 0.37%)(a)(c)	2,218	2,221,771
3.12%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	7,500	7,509,600
3.19%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	23,647	23,697,841
Daimler Finance North America LLC
3.11%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	39,960	39,902,857
3.13%, 05/04/20, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	7,085	7,080,962
3.13%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(c)	7,230	7,217,203
3.20%, 10/30/19, (3 mo. LIBOR US + 0.620%)(a)(c)	3,947	3,952,960
3.22%, 01/06/20, (3 mo. LIBOR US + 0.630%)(a)(b)(c)	5,026	5,032,584
3.26%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(c)	16,515	16,527,717
3.29%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(c)	20,380	20,372,256
3.40%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(c)	2,530	2,534,124
3.54%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(c)	5,000	5,026,600
3.58%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(c)	14,709	14,713,118
Ford Motor Credit Co. LLC
3.01%, 11/02/20, (3 mo. LIBOR US + 0.430%)(a)	5,500	5,407,325
3.39%, 06/12/20, (3 mo. LIBOR US + 0.790%)(a)(b)	16,750	16,698,577
3.41%, 04/05/21, (3 mo. LIBOR US + 0.810%)(a)	9,068	8,914,297
3.48%, 10/12/21, (3 mo. LIBOR US + 0.880%)(a)	5,570	5,460,605
3.53%, 08/12/19, (3 mo. LIBOR US + 0.830%)(a)	11,140	11,147,352
3.59%, 01/09/20, (3 mo. LIBOR US + 1.000%)(a)(b)	14,145	14,153,911
3.67%, 11/04/19, (3 mo. LIBOR US + 0.930%)(a)	12,960	12,975,682
3.82%, 08/03/22, (3 mo. LIBOR US + 1.080%)(a)	17,337	16,880,517
3.87%, 03/28/22, (3 mo. LIBOR US + 1.270%)(a)	9,055	8,911,659
3.92%, 02/15/23, (3 mo. LIBOR US + 1.235%)(a)	16,930	16,407,709
5.14%, 01/07/21, (3 mo. LIBOR US + 2.550%)(a)(b)	5,020	5,134,657
5.73%, 01/07/22, (3 mo. LIBOR US + 3.140%)(a)	5,020	5,169,094

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
3.50%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)(b)	$4,675	$4,660,507
3.54%, 08/07/20, (3 mo. LIBOR US + 0.800%)(a)(b)	15,501	15,480,539
General Motors Financial Co. Inc.
3.27%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)(b)	8,090	8,018,808
3.44%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)	20,040	19,999,319
3.53%, 04/13/20, (3 mo. LIBOR US + 0.930%)(a)(b)	21,561	21,629,995
3.59%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	11,147	10,923,503
3.84%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)	595	592,400
3.87%, 10/04/19, (3 mo. LIBOR US + 1.270%)(a)(b)	2,000	2,007,120
3.91%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)(b)	15,559	15,583,116
4.15%, 05/09/19, (3 mo. LIBOR US + 1.450%)(a)	9,965	9,967,691
4.15%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)	17,449	17,598,363
Harley-Davidson Financial Services Inc.
3.14%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	9,395	9,397,912
3.56%, 03/02/21, (3 mo. LIBOR US + 0.940%)(a)(c)	12,875	12,863,670
Hyundai Capital America
3.53%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	17,000	17,002,210
3.53%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(d)	500	500,065
Nissan Motor Acceptance Corp.
2.99%, 07/13/20, (3 mo. LIBOR US + 0.390%)(a)(c)	10,385	10,350,314
2.99%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(c)	3,710	3,696,199
3.13%, 09/13/19, (3 mo. LIBOR US + 0.520%)(a)(c)	7,680	7,681,152
3.24%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(c)	10,760	10,693,934
3.25%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(c)	8,385	8,256,626
3.29%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(b)(c)	13,908	13,717,321
3.49%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(c)	11,467	11,417,348
Toyota Motor Credit Corp.
2.68%, 01/10/20, (3 mo. LIBOR US + 0.100%)(a)	6,145	6,146,475
2.78%, 09/18/20, (3 mo. LIBOR US + 0.170%)(a)	19,680	19,695,744
2.83%, 11/14/19, (3 mo. LIBOR US + 0.140%)(a)(b)	4,085	4,087,247
2.85%, 04/17/20, (3 mo. LIBOR US + 0.260%)(a)(b)	18,826	18,855,369
2.88%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)(b)	23,058	23,105,730
2.97%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)(b)	14,786	14,822,078
2.97%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)	5,000	4,976,800
3.04%, 10/18/19, (3 mo. LIBOR US + 0.440%)(a)	9,680	9,701,780
3.07%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	22,196	22,230,404
3.08%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	3,490	3,496,666
3.13%, 01/08/21, (3 mo. LIBOR US + 0.540%)(a)	10,040	10,090,903
3.27%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	13,766	13,908,753
Volkswagen Group of America Finance LLC
3.46%, 11/13/20, (3 mo. LIBOR US + 0.770%)(a)(c)	830	832,722
3.64%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(c)	23,240	23,352,946

		802,479,558

Banks — 50.5%
ABN AMRO Bank NV
3.00%, 01/19/21, (3 mo. LIBOR US + 0.410%)(a)(c)	21,010	21,036,052
3.21%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(c)	19,024	19,097,433
ANZ New Zealand Int’l Ltd./London, 3.59%, 01/25/22,
(3 mo. LIBOR US + 1.000%)(a)(c)	1,010	1,021,181
ASB Bank Ltd., 3.56%, 06/14/23,
(3 mo. LIBOR US + 0.970%)(a)(c)	15,700	15,780,698
Australia & New Zealand Banking Group Ltd.
2.88%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	10,545	10,552,171
3.14%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(c)	16,495	16,537,062
3.18%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(c)	11,700	11,742,939
3.26%, 09/23/19, (3 mo. LIBOR US + 0.660%)(a)(c)	14,450	14,484,825
3.32%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	4,250	4,251,275
3.39%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	13,580	13,659,850

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.52%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(c)	$9,295	$9,397,245
3.62%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(b)(c)	11,285	11,417,824
Banco Santander SA
3.72%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	14,440	14,383,251
3.74%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)(b)	13,810	13,731,145
4.14%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)	15,499	15,800,580
Bank of America Corp.
2.97%, 01/23/22 (Call 01/23/21),
(3 mo. LIBOR US + 0.380%)(a)(b)	17,420	17,362,166
3.24%, 10/01/21 (Call 10/01/20),
(3 mo. LIBOR US + 0.650%)(a)	20,047	20,118,167
3.25%, 07/21/21 (Call 07/21/20),
(3 mo. LIBOR US + 0.660%)(a)(b)	20,554	20,630,050
3.25%, 06/25/22 (Call 06/25/21),
(3 mo. LIBOR US + 0.650%)(a)	24,674	24,738,646
3.39%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.790%)(a)	8,000	8,008,880
3.58%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	27,124	27,375,439
3.75%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(a)	23,797	24,118,259
3.77%, 10/21/22 (Call 10/21/21),
(3 mo. LIBOR US + 1.180%)(a)(b)	9,287	9,417,204
4.01%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)(b)	16,375	16,713,963
Bank of America N.A., 2.88%, 08/28/20 (Call 08/28/19), (3 mo. LIBOR US + 0.250%)(a)	30,995	31,007,088
Bank of Montreal
2.85%, 09/11/19, (3 mo. LIBOR US + 0.250%)(a)	6,562	6,566,856
2.94%, 07/13/20, (3 mo. LIBOR US + 0.340%)(a)	8,080	8,100,038
2.99%, 01/22/21, (3 mo. LIBOR US + 0.400%)(a)	990	992,406
3.05%, 06/15/20, (3 mo. LIBOR US + 0.440%)(a)(b)	26,748	26,849,375
3.18%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)	10,360	10,389,008
3.20%, 12/12/19, (3 mo. LIBOR US + 0.600%)(a)	6,230	6,251,057
3.23%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	10,293	10,333,863
3.25%, 07/18/19, (3 mo. LIBOR US + 0.650%)(a)	14,150	14,168,537
3.43%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)	13,009	13,151,449
Series D, 3.06%, 04/13/21,
(3 mo. LIBOR US + 0.460%)(a)	22,744	22,841,344
Bank of New York Mellon (The), 2.92%, 12/04/20
(Call 12/04/19), (3 mo. LIBOR US + 0.300%)(a)	21,010	21,021,766
Bank of New York Mellon Corp. (The)
3.08%, 09/11/19, (3 mo. LIBOR US + 0.480%)(a)(b)	8,840	8,850,520
3.55%, 08/17/20, (3 mo. LIBOR US + 0.870%)(a)(b)	9,335	9,425,083
3.63%, 10/30/23 (Call 10/30/22),
(3 mo. LIBOR US + 1.050%)(a)(b)	2,510	2,548,754
Bank of Nova Scotia (The)
2.88%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	15,033	15,051,340
2.99%, 07/14/20, (3 mo. LIBOR US + 0.390%)(a)	6,809	6,828,950
3.00%, 01/25/21, (3 mo. LIBOR US + 0.420%)(a)	640	641,741
3.03%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	11,440	11,481,642
3.22%, 12/05/19, (3 mo. LIBOR US + 0.620%)(a)(b)	10,612	10,646,913
3.25%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	15,799	15,904,537
3.25%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)	10,056	10,096,425
Banque Federative du Credit Mutuel SA
3.08%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(c)	5,285	5,300,115
3.32%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(c)	8,470	8,489,735
3.55%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(b)(c)	11,815	11,890,025

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC
3.04%, 01/11/21 (Call 12/11/20),
(3 mo. LIBOR US + 0.460%)(a)(b)	$23,083	$23,015,367
3.29%, 08/07/19, (3 mo. LIBOR US + 0.550%)(a)(b)	5,200	5,205,148
3.39%, 08/07/20, (3 mo. LIBOR US + 0.650%)(a)(b)	9,664	9,671,345
Barclays PLC
4.06%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.380%)(a)(b)	10,500	10,416,525
4.11%, 02/15/23 (Call 02/15/22),
(3 mo. LIBOR US + 1.430%)(a)(b)	15,840	15,855,523
4.21%, 01/10/23 (Call 01/10/22),
(3 mo. LIBOR US + 1.625%)(a)	16,255	16,384,390
4.81%, 08/10/21, (3 mo. LIBOR US + 2.110%)(a)(b)	20,331	20,838,258
BB&T Corp.
2.80%, 02/01/21 (Call 01/01/21),
(3 mo. LIBOR US + 0.220%)(a)(b)	14,067	14,035,068
3.18%, 06/15/20, (3 mo. LIBOR US + 0.570%)(a)	15,726	15,769,247
3.24%, 04/01/22 (Call 03/01/22),
(3 mo. LIBOR US + 0.650%)(a)	1,070	1,074,494
BNG Bank NV
2.67%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(b)(c)	8,380	8,382,598
2.70%, 07/14/20, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	47,075	47,133,844
BPCE SA
3.51%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)	1,290	1,297,869
3.84%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	18,930	18,966,156
3.88%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	21,557	21,727,300
Branch Banking & Trust Co.
2.85%, 06/01/20 (Call 05/01/20),
(3 mo. LIBOR US + 0.220%)(a)	11,555	11,533,161
3.05%, 01/15/20 (Call 12/14/19),
(3 mo. LIBOR US + 0.450%)(a)	14,887	14,926,451
Canadian Imperial Bank of Commerce
2.89%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)	13,725	13,736,941
2.91%, 10/05/20, (3 mo. LIBOR US + 0.310%)(a)(b)	7,401	7,415,358
3.13%, 09/06/19, (3 mo. LIBOR US + 0.520%)(a)(b)	12,140	12,159,788
3.27%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)	2,385	2,386,836
3.33%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)	16,026	16,135,297
Capital One N.A.
3.37%, 09/13/19 (Call 08/13/19),
(3 mo. LIBOR US + 0.765%)(a)	8,450	8,459,971
3.56%, 08/08/22 (Call 07/08/22),
(3 mo. LIBOR US + 0.820%)(a)(b)	7,860	7,861,572
3.73%, 01/30/23 (Call 01/30/22),
(3 mo. LIBOR US + 1.150%)(a)	7,210	7,275,467
Citibank N.A.
2.87%, 09/18/19, (3 mo. LIBOR US + 0.260%)(a)	9,640	9,645,398
2.89%, 10/20/20, (3 mo. LIBOR US + 0.300%)(a)	14,660	14,673,487
2.89%, 02/12/21 (Call 01/12/21),
(3 mo. LIBOR US + 0.350%)(a)	28,590	28,604,009
2.90%, 05/01/20 (Call 04/01/20),
(3 mo. LIBOR US + 0.320%)(a)(b)	34,607	34,665,832
3.10%, 06/12/20, (3 mo. LIBOR US + 0.500%)(a)	15,452	15,509,481
3.16%, 07/23/21 (Call 06/23/21),
(3 mo. LIBOR US + 0.570%)(a)	19,005	19,086,531
3.21%, 02/19/22 (Call 01/19/22),
(3 mo. LIBOR US + 0.530%)(a)	7,500	7,512,150
Citigroup Inc.
3.77%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	22,767	23,105,090
3.27%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(a)	21,969	21,957,796

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.37%, 01/10/20 (Call 12/10/19),
(3 mo. LIBOR US + 0.790%)(a)	$25,229	$25,326,132
3.53%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(a)(b)	13,265	13,333,713
3.54%, 06/07/19, (3 mo. LIBOR US + 0.930%)(a)(b)	22,290	22,311,621
3.54%, 04/25/22 (Call 03/25/22),
(3 mo. LIBOR US + 0.960%)(a)(b)	29,373	29,671,136
3.65%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)	10,000	10,062,100
3.66%, 12/08/21 (Call 11/08/21),
(3 mo. LIBOR US + 1.070%)(a)(b)	24,859	25,176,449
3.90%, 10/26/20, (3 mo. LIBOR US + 1.310%)(a)(b)	10,565	10,711,959
3.98%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)(b)	25,182	25,636,283
4.06%, 09/01/23 (Call 09/01/22),
(3 mo. LIBOR US + 1.430%)(a)(b)	15,310	15,571,495
Citizens Bank N.A./Providence RI
3.16%, 03/02/20 (Call 02/03/20),
(3 mo. LIBOR US + 0.540%)(a)	7,755	7,771,983
3.41%, 02/14/22 (Call 01/14/22),
(3 mo. LIBOR US + 0.720%)(a)	5,000	5,004,950
3.46%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)	6,540	6,536,011
Commonwealth Bank of Australia
3.01%, 09/18/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	3,510	3,517,898
3.05%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	16,270	16,321,901
3.29%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(c)	12,265	12,318,230
3.30%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(c)	8,850	8,901,330
3.31%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	21,015	21,057,240
3.38%, 11/07/19, (3 mo. LIBOR US + 0.640%)(a)(c)	15,660	15,704,788
3.44%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(c)	16,658	16,821,582
3.44%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(c)	7,500	7,537,050
Compass Bank, 3.33%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)	17,280	17,230,752
Cooperatieve Rabobank UA, 3.47%, 09/26/23,
(3 mo. LIBOR US + 0.860%)(a)(c)	1,750	1,744,243
Cooperatieve Rabobank UA/NY
3.02%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)(b)	11,790	11,825,252
3.06%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	5,350	5,322,180
3.21%, 08/09/19, (3 mo. LIBOR US + 0.510%)(a)	15,480	15,499,814
3.41%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	11,700	11,832,327
Credit Agricole SA/London
3.57%, 06/10/20, (3 mo. LIBOR US + 0.970%)(a)(c)	5,495	5,539,564
3.60%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	12,895	12,840,454
3.77%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	2,815	2,858,267
4.01%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(c)	14,180	14,376,251
Credit Suisse Group AG
3.79%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(c)	12,540	12,554,923
3.84%, 06/12/24 (Call 06/12/23),
(3 mo. LIBOR US + 1.240%)(a)(c)	6,630	6,639,017
Credit Suisse Group Funding Guernsey Ltd., 4.89%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)(b)	14,670	15,165,993
Danske Bank A/S
3.13%, 03/02/20, (3 mo. LIBOR US + 0.510%)(a)(c)	9,420	9,388,349
3.19%, 09/06/19, (3 mo. LIBOR US + 0.580%)(a)(c)	12,460	12,455,141
3.66%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(c)	5,230	5,042,452
DBS Group Holdings Ltd.
3.08%, 06/08/20, (3 mo. LIBOR US + 0.490%)(a)(c)	19,250	19,274,832
3.10%, 07/16/19, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	4,625	4,627,359
3.20%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	2,520	2,530,760

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
3.95%, 08/20/20, (3 mo. LIBOR US + 1.310%)(a)	$3,585	$3,584,355
4.61%, 05/10/19, (3 mo. LIBOR US + 1.910%)(a)	23,362	23,370,410
Deutsche Bank AG/New York NY
3.41%, 01/22/21, (3 mo. LIBOR US + 0.815%)(a)	15,930	15,731,831
3.57%, 07/13/20, (3 mo. LIBOR US + 0.970%)(a)	15,690	15,661,287
3.87%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	12,423	12,127,581
3.87%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)	17,230	16,763,239
4.03%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)(b)	9,820	9,762,848
Dexia Credit Local SA, 2.94%, 09/04/20,
(3 mo. LIBOR US + 0.320%)(a)(c)	2,765	2,773,212
DNB Bank ASA, 2.97%, 10/02/20,
(3 mo. LIBOR US + 0.370%)(a)(b)(c)	13,565	13,586,840
Federation des Caisses Desjardins du Quebec, 2.91%, 10/30/20, (3 mo. LIBOR US + 0.330%)(a)(b)(c)	13,695	13,711,571
Fifth Third Bank/Cincinnati OH
2.83%, 10/30/20 (Call 09/30/20),
(3 mo. LIBOR US + 0.250%)(a)	8,780	8,775,434
3.03%, 07/26/21 (Call 06/26/21),
(3 mo. LIBOR US + 0.440%)(a)	10,270	10,250,898
Goldman Sachs Group Inc. (The)
3.34%, 12/27/20 (Call 12/27/19),
(3 mo. LIBOR US + 0.730%)(a)(b)	23,648	23,713,978
3.36%, 10/31/22 (Call 10/31/21),
(3 mo. LIBOR US + 0.780%)(a)	41,030	41,065,696
3.40%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	68,129	67,840,133
3.41%, 12/13/19, (3 mo. LIBOR US + 0.800%)(a)(b)	19,736	19,806,852
3.58%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 1.000%)(a)	18,240	18,290,525
3.61%, 10/23/19, (3 mo. LIBOR US + 1.020%)(a)(b)	15,004	15,065,066
3.65%, 06/05/23 (Call 06/05/22),
(3 mo. LIBOR US + 1.050%)(a)	4,525	4,545,589
3.70%, 04/26/22 (Call 04/26/21),
(3 mo. LIBOR US + 1.110%)(a)(b)	57,273	57,825,112
3.75%, 04/23/20 (Call 03/23/20),
(3 mo. LIBOR US + 1.160%)(a)(b)	31,728	31,972,623
3.81%, 09/15/20 (Call 08/15/20),
(3 mo. LIBOR US + 1.200%)(a)	24,399	24,656,165
3.85%, 11/15/21 (Call 11/15/20),
(3 mo. LIBOR US + 1.170%)(a)	32,440	32,802,355
3.94%, 04/23/21 (Call 03/23/21),
(3 mo. LIBOR US + 1.360%)(a)	21,220	21,542,544
4.23%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)(b)	22,550	23,133,819
4.42%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)	15,825	16,199,420
HSBC Holdings PLC
3.25%, 09/11/21 (Call 09/11/20),
(3 mo. LIBOR US + 0.650%)(a)(b)	31,741	31,787,342
3.28%, 05/18/21 (Call 05/18/20),
(3 mo. LIBOR US + 0.600%)(a)	30,400	30,434,048
3.68%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 1.000%)(a)(b)	4,115	4,112,243
3.83%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.230%)(a)	7,500	7,523,700
4.10%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	27,690	28,350,130
4.31%, 05/25/21, (3 mo. LIBOR US + 1.660%)(a)	31,801	32,548,960
4.83%, 03/08/21, (3 mo. LIBOR US + 2.240%)(a)	25,737	26,557,753
HSBC USA Inc., 3.30%, 11/13/19,
(3 mo. LIBOR US + 0.610%)(a)	3,690	3,694,760
Huntington National Bank (The), 3.11%, 03/10/20, (3 mo. LIBOR US + 0.510%)(a)	2,110	2,116,794

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./New York NY,
3.49%, 11/08/20, (3 mo. LIBOR US + 0.750%)(a)	$2,005	$2,006,424
Industrial Bank of Korea, 3.18%, 08/02/21,
(3 mo. LIBOR US + 0.600%)(a)(d)	780	782,683
ING Bank NV, 3.28%, 10/01/19,
(3 mo. LIBOR US + 0.690%)(a)(c)	17,690	17,732,987
ING Groep NV
3.60%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	15,741	15,701,490
3.75%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)	23,756	24,033,708
JPMorgan Chase & Co.
3.15%, 03/09/21 (Call 03/09/20),
(3 mo. LIBOR US + 0.550%)(a)	42,654	42,735,896
3.22%, 06/18/22 (Call 05/18/22),
(3 mo. LIBOR US + 0.610%)(a)	36,966	36,980,417
3.31%, 06/01/21 (Call 06/01/20),
(3 mo. LIBOR US + 0.680%)(a)	28,443	28,568,149
3.32%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(a)(b)	10,000	9,940,100
3.48%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.900%)(a)	33,037	33,222,668
3.55%, 01/23/20, (3 mo. LIBOR US + 0.955%)(a)(b)	31,665	31,864,806
3.60%, 01/15/23 (Call 01/15/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	29,120	29,378,586
3.71%, 06/07/21 (Call 05/07/21),
(3 mo. LIBOR US + 1.100%)(a)	23,521	23,847,471
3.79%, 10/29/20 (Call 09/29/20),
(3 mo. LIBOR US + 1.205%)(a)(b)	20,195	20,452,688
3.81%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.230%)(a)(b)	5,410	5,494,991
4.11%, 03/01/21 (Call 02/01/21),
(3 mo. LIBOR US + 1.480%)(a)	16,723	17,048,262
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(e)	5,140	5,131,313
2.86%, 09/01/20 (Call 09/01/19),
(3 mo. LIBOR US + 0.230%)(a)	9,725	9,728,501
2.87%, 02/01/21 (Call 02/01/20),
(3 mo. LIBOR US + 0.290%)(a)(b)	36,982	36,994,204
2.93%, 04/26/21 (Call 04/26/20),
(3 mo. LIBOR US + 0.340%)(a)(b)	26,225	26,246,242
3.05%, 02/19/21 (Call 02/19/20),
(3 mo. LIBOR US + 0.370%)(a)	150	150,152
3.19%, 09/23/19 (Call 08/23/19),
(3 mo. LIBOR US + 0.590%)(a)	12,630	12,649,955
KEB Hana Bank, 3.32%, 04/05/20,
(3 mo. LIBOR US + 0.725%)(a)(d)	200	200,354
KeyBank NA/Cleveland OH, 3.24%, 02/01/22,
(3 mo. LIBOR US + 0.660%)(a)	10,000	10,017,700
Korea Development Bank (The)
3.09%, 02/27/20, (3 mo. LIBOR US + 0.450%)(a)	6,120	6,123,856
3.30%, 09/19/20, (3 mo. LIBOR US + 0.675%)(a)(b)	18,740	18,800,343
3.31%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	8,155	8,192,676
3.34%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	13,605	13,654,114
Landwirtschaftliche Rentenbank
2.87%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	20,090	20,192,861
3.03%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	14,620	14,712,106
Lloyds Bank PLC, 3.23%, 05/07/21,
(3 mo. LIBOR US + 0.490%)(a)(b)	28,725	28,727,585
Lloyds Banking Group PLC, 3.41%, 06/21/21,
(3 mo. LIBOR US + 0.800%)(a)(b)	3,720	3,722,827

Security	Par (000)	Value

Banks (continued)
M&T Bank Corp., 3.27%, 07/26/23 (Call 06/26/23),
(3 mo. LIBOR US + 0.680%)(a)	$1,500	$1,503,180
Macquarie Bank Ltd., 3.70%, 07/29/20,
(3 mo. LIBOR US + 1.120%)(a)(c)	8,850	8,942,748
Macquarie Group Ltd.
3.65%, 11/28/23 (Call 11/28/22),
(3 mo. LIBOR US + 1.020%)(a)(c)	40	39,746
3.96%, 03/27/24 (Call 03/27/23),
(3 mo. LIBOR US + 1.350%)(a)(c)	7,000	7,031,080
Manufacturers & Traders Trust Co., 2.85%, 01/25/21, (3 mo. LIBOR US + 0.270%)(a)	14,020	13,987,193
Mitsubishi UFJ Financial Group Inc.
3.24%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)	11,076	11,126,507
3.31%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)(b)	12,500	12,527,625
3.36%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	23,830	23,830,238
3.37%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	28,521	28,625,102
3.45%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	31,878	32,015,075
3.58%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)	18,834	18,988,627
3.67%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)(b)	11,311	11,455,215
4.51%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)	8,595	8,818,384
Mizuho Financial Group Inc.
3.39%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)	9,610	9,622,685
3.48%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	27,665	27,810,518
3.57%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)(b)	40,918	41,243,298
3.75%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)(b)	20,473	20,722,361
4.08%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(c)	8,090	8,224,132
Morgan Stanley
3.10%, 02/10/21 (Call 02/10/20),
(3 mo. LIBOR US + 0.550%)(a)(b)	52,466	52,523,713
3.33%, 07/23/19, (3 mo. LIBOR US + 0.740%)(a)	18,047	18,072,627
3.52%, 07/22/22 (Call 07/22/21),
(3 mo. LIBOR US + 0.930%)(a)	63,905	64,367,033
3.59%, 06/16/20, (3 mo. LIBOR US + 0.980%)(a)	16,440	16,558,861
3.72%, 01/27/20, (3 mo. LIBOR US + 1.140%)(a)(b)	21,739	21,885,303
3.77%, 01/20/22 (Call 01/20/21),
(3 mo. LIBOR US + 1.180%)(a)	73,000	73,765,040
3.98%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.400%)(a)	29,585	30,120,488
3.99%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)(b)	34,153	34,790,637
MUFG Union Bank N.A., 3.21%, 03/07/22
(Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)(b)	8,885	8,888,465
National Australia Bank Ltd.
2.95%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	14,515	14,535,031
3.17%, 05/22/20, (3 mo. LIBOR US + 0.510%)(a)(c)	32,947	33,096,909
3.20%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(c)	7,785	7,778,616
3.21%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(c)	5,680	5,703,970
3.38%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	11,835	11,904,590
3.45%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(c)	16,870	16,983,873
3.47%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(c)	15,515	15,677,132
3.60%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(c)	10,055	10,190,944
National Bank of Canada
2.91%, 11/02/20, (3 mo. LIBOR US + 0.330%)(a)	3,500	3,506,720
3.16%, 06/12/20 (Call 05/12/20),
(3 mo. LIBOR US + 0.560%)(a)	10,190	10,233,409
3.19%, 01/17/20, (3 mo. LIBOR US + 0.600%)(a)	5,925	5,946,686
NatWest Markets PLC, 4.00%, 09/29/22,
(3 mo. LIBOR US + 1.400%)(a)(c)	10,000	10,032,400
Nederlandse Waterschapsbank NV
2.68%, 02/24/20, (3 mo. LIBOR US + 0.030%)(a)(b)(c)	10,740	10,741,933
2.72%, 08/09/19, (3 mo. LIBOR US + 0.020%)(a)(b)(c)	38,850	38,852,719

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Nordea Bank Abp, 3.10%, 05/29/20,
(3 mo. LIBOR US + 0.470%)(a)(c)	$15,375	$15,424,354
Nordea Bank ABP, 3.63%, 05/27/21,
(3 mo. LIBOR US + 0.990%)(a)(c)	4,450	4,507,539
Oesterreichische Kontrollbank AG, 2.90%, 11/04/19, (3 mo. LIBOR US + 0.160%)(a)(b)	19,985	20,003,386
PNC Bank N.A.
2.84%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)	10,600	10,603,180
2.95%, 03/12/21 (Call 03/12/20),
(3 mo. LIBOR US + 0.350%)(a)	460	460,543
3.04%, 05/19/20, (3 mo. LIBOR US + 0.360%)(a)	9,145	9,166,674
3.08%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)	16,850	16,874,601
Regions Bank/Birmingham AL
2.97%, 04/01/21 (Call 03/01/21),
(3 mo. LIBOR US + 0.380%)(a)	15,185	15,098,901
3.19%, 08/13/21 (Call 08/13/20),
(3 mo. LIBOR US + 0.500%)(a)	11,860	11,824,183
Royal Bank of Canada
2.83%, 10/26/20, (3 mo. LIBOR US + 0.240%)(a)(b)	20,549	20,574,070
2.87%, 08/29/19, (3 mo. LIBOR US + 0.240%)(a)(b)	9,160	9,166,320
2.89%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)	3,367	3,374,340
2.97%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)	28,628	28,737,645
2.98%, 01/25/21, (3 mo. LIBOR US + 0.400%)(a)	250	250,540
3.00%, 03/02/20, (3 mo. LIBOR US + 0.380%)(a)	17,132	17,177,914
3.05%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)	4,000	4,002,320
3.06%, 07/29/19, (3 mo. LIBOR US + 0.480%)(a)	7,403	7,410,847
3.13%, 03/06/20, (3 mo. LIBOR US + 0.520%)(a)	19,799	19,874,038
3.26%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	8,987	8,965,251
3.31%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)	24,202	24,445,714
Royal Bank of Scotland Group PLC
4.15%, 05/15/23 (Call 05/15/22),
(3 mo. LIBOR US + 1.470%)(a)(b)	28,871	28,943,177
4.15%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(a)(b)	8,000	8,010,080
Santander UK PLC
2.88%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)(b)	4,272	4,266,276
3.25%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	9,010	9,026,488
3.34%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)(b)	15,580	15,617,080
Skandinaviska Enskilda Banken AB
3.11%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)(c)	18,010	18,054,124
3.18%, 09/13/19, (3 mo. LIBOR US + 0.570%)(a)(c)	15,070	15,096,975
Societe Generale SA, 3.92%, 04/08/21,
(3 mo. LIBOR US + 1.330%)(a)(c)	830	843,488
Standard Chartered PLC
3.74%, 01/20/23 (Call 01/04/22),
(3 mo. LIBOR US + 1.150%)(a)(b)(c)	5,285	5,283,045
3.81%, 08/19/19, (3 mo. LIBOR US + 1.130%)(a)(b)(c)	17,530	17,569,618
State Street Corp., 3.58%, 08/18/20,
(3 mo. LIBOR US + 0.900%)(a)	11,283	11,386,578
Sumitomo Mitsui Banking Corp.
2.91%, 10/18/19, (3 mo. LIBOR US + 0.310%)(a)	16,958	16,967,666
2.94%, 01/17/20, (3 mo. LIBOR US + 0.350%)(a)	37,505	37,557,132
2.97%, 10/16/20, (3 mo. LIBOR US + 0.370%)(a)(b)	1,770	1,771,965
Sumitomo Mitsui Financial Group Inc.
3.33%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)	12,765	12,775,850
3.34%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	21,199	21,271,925
3.38%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)	17,820	17,892,171
3.40%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)	7,215	7,229,358
3.45%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)	6,690	6,721,109
3.71%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)	16,769	16,994,208

Security	Par (000)	Value

Banks (continued)
3.73%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)	$16,465	$16,706,542
4.28%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)(b)	17,495	17,892,311
Sumitomo Mitsui Trust Bank Ltd.
3.07%, 09/19/19, (3 mo. LIBOR US + 0.440%)(a)(c)	2,805	2,807,833
3.51%, 10/18/19, (3 mo. LIBOR US + 0.910%)(a)(c)	760	762,120
SunTrust Bank/Atlanta GA
3.09%, 10/26/21 (Call 10/26/20),
(3 mo. LIBOR US + 0.500%)(a)	5,675	5,678,292
3.11%, 01/31/20 (Call 12/31/19),
(3 mo. LIBOR US + 0.530%)(a)	17,625	17,642,625
3.17%, 08/02/22 (Call 08/02/21),
(3 mo. LIBOR US + 0.590%)(a)	2,899	2,895,260
Svenska Handelsbanken AB
2.95%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)(b)	18,904	18,937,649
3.10%, 06/17/19, (3 mo. LIBOR US + 0.490%)(a)	6,090	6,093,959
3.10%, 09/06/19, (3 mo. LIBOR US + 0.490%)(a)	17,610	17,636,591
3.12%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)	25,930	26,035,016
Swedbank AB, 3.29%, 03/14/22,
(3 mo. LIBOR US + 0.700%)(a)(c)	12,330	12,253,677
Synchrony Bank, 3.23%, 03/30/20,
(3 mo. LIBOR US + 0.625%)(a)	17,288	17,317,044
Toronto-Dominion Bank (The)
2.73%, 10/24/19, (3 mo. LIBOR US + 0.150%)(a)	15,556	15,562,222
2.82%, 01/25/21, (3 mo. LIBOR US + 0.240%)(a)	13,068	13,081,852
2.87%, 09/17/20, (3 mo. LIBOR US + 0.260%)(a)(b)	22,930	22,968,981
2.88%, 06/11/20, (3 mo. LIBOR US + 0.280%)(a)	2,406	2,410,956
3.03%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	10,655	10,705,292
3.04%, 07/02/19, (3 mo. LIBOR US + 0.440%)(a)	17,040	17,052,780
3.23%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	13,565	13,617,632
3.29%, 11/05/19, (3 mo. LIBOR US + 0.560%)(a)(b)	13,992	14,026,140
3.52%, 12/14/20, (3 mo. LIBOR US + 0.930%)(a)	2,440	2,469,378
3.59%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)(b)	14,918	15,139,532
U.S. Bank N.A./Cincinnati OH
2.71%, 01/17/20 (Call 12/17/19),
(3 mo. LIBOR US + 0.125%)(a)	1,000	996,380
2.73%, 10/23/20 (Call 09/23/20),
(3 mo. LIBOR US + 0.140%)(a)(b)	6,643	6,640,609
2.83%, 07/24/20 (Call 06/24/20),
(3 mo. LIBOR US + 0.250%)(a)	17,075	17,110,516
2.90%, 01/24/20 (Call 12/24/19),
(3 mo. LIBOR US + 0.320%)(a)(b)	20,265	20,295,397
2.91%, 04/26/21 (Call 03/26/21),
(3 mo. LIBOR US + 0.320%)(a)(b)	29,955	29,987,351
2.93%, 05/21/21 (Call 05/21/20),
(3 mo. LIBOR US + 0.290%)(a)	17,130	17,141,134
3.06%, 10/28/19 (Call 09/28/19),
(3 mo. LIBOR US + 0.480%)(a)	18,140	18,170,657
U.S. Bank NA/Cincinnati OH, 3.06%, 11/16/21
(Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)(b)	5,945	5,962,538
UBS AG/London
3.11%, 12/01/20 (Call 11/01/20),
(3 mo. LIBOR US + 0.480%)(a)(b)(c)	22,579	22,624,835
3.17%, 06/08/20 (Call 05/08/20),
(3 mo. LIBOR US + 0.580%)(a)(c)	22,850	22,952,368
UBS AG/Stamford CT, 3.33%, 08/14/19,
(3 mo. LIBOR US + 0.640%)(a)(b)	12,405	12,425,592

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group Funding Switzerland AG 3.63%, 08/15/23 (Call 08/15/22),
(3 mo. LIBOR US + 0.950%)(a)(b)(c)	$26,620	$26,642,095
3.87%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(c)	21,035	21,236,726
4.04%, 09/24/20, (3 mo. LIBOR US + 1.440%)(a)(c)	2,790	2,832,380
4.11%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	24,490	25,057,678
4.38%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(b)(c)	28,920	29,614,080
UniCredit SpA, 6.50%, 01/14/22,
(3 mo. LIBOR US + 3.900%)(a)(b)(c)	15,420	16,068,719
United Overseas Bank Ltd., 3.07%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(c)	480	480,629
Wells Fargo & Co.
3.47%, 07/22/20, (3 mo. LIBOR US + 0.880%)(a)(b)	23,188	23,361,446
3.61%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)(b)	46,416	47,013,838
3.62%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)(b)	12,108	12,247,484
3.63%, 02/11/22 (Call 02/11/21),
(3 mo. LIBOR US + 0.930%)(a)(b)	52,251	52,664,828
3.69%, 01/24/23 (Call 01/24/22),
(3 mo. LIBOR US + 1.110%)(a)(b)	15,525	15,727,912
3.81%, 10/31/23 (Call 10/31/22),
(3 mo. LIBOR US + 1.230%)(a)(b)	9,107	9,275,480
3.96%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	47,428	48,251,824
Series N, 3.26%, 01/30/20,
(3 mo. LIBOR US + 0.680%)(a)(b)	23,200	23,295,352
Wells Fargo Bank N.A.
2.83%, 01/15/20, (3 mo. LIBOR US + 0.230%)(a)	14,430	14,446,450
2.91%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	19,355	19,386,355
3.09%, 07/23/21 (Call 07/23/20),
(3 mo. LIBOR US + 0.500%)(a)	32,885	32,947,481
3.10%, 10/22/21 (Call 09/21/21),
(3 mo. LIBOR US + 0.500%)(a)(b)	12,165	12,201,008
3.25%, 05/24/19, (3 mo. LIBOR US + 0.600%)(a)	19,890	19,897,558
3.26%, 12/06/19, (3 mo. LIBOR US + 0.650%)(a)(b)	21,704	21,779,313
Westpac Banking Corp.
2.93%, 01/25/21, (3 mo. LIBOR US + 0.340%)(a)	14,043	14,063,503
2.96%, 05/15/20, (3 mo. LIBOR US + 0.280%)(a)(b)	6,183	6,197,221
3.04%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)	6,945	6,967,641
3.15%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)	13,827	13,811,099
3.24%, 08/19/19, (3 mo. LIBOR US + 0.560%)(a)	14,100	14,122,137
3.31%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	12,420	12,488,186
3.40%, 05/13/19, (3 mo. LIBOR US + 0.710%)(a)(b)	3,550	3,550,959
3.40%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	22,960	23,036,227
3.42%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)	7,500	7,533,000
3.43%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)	8,381	8,463,385
3.53%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)	8,969	9,062,009

		5,291,008,179

Beverages — 0.4%
Constellation Brands Inc., 3.38%, 11/15/21 (Call 10/30/19), (3 mo. LIBOR US + 0.700%)(a)(b)	9,743	9,744,267
Diageo Capital PLC, 2.92%, 05/18/20,
(3 mo. LIBOR US + 0.240%)(a)	13,405	13,416,260
PepsiCo Inc.
2.78%, 05/02/19, (3 mo. LIBOR US + 0.040%)(a)	15,998	15,998,000
2.94%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	3,867	3,875,855

		43,034,382

Security	Par (000)	Value

Biotechnology — 0.3%
Amgen Inc.
3.02%, 05/10/19, (3 mo. LIBOR US + 0.320%)(a)(b)	$2,033	$2,033,102
3.15%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)	14,602	14,647,120
3.26%, 05/22/19, (3 mo. LIBOR US + 0.600%)(a)	1,505	1,504,714
Gilead Sciences Inc., 2.88%, 09/20/19,
(3 mo. LIBOR US + 0.250%)(a)(b)	13,310	13,320,781

		31,505,717

Building Materials — 0.3%
Martin Marietta Materials Inc.
3.13%, 12/20/19, (3 mo. LIBOR US + 0.500%)(a)	9,680	9,649,798
3.31%, 05/22/20, (3 mo. LIBOR US + 0.650%)(a)	2,817	2,816,859
Vulcan Materials Co., 3.28%, 03/01/21,
(3 mo. LIBOR US + 0.650%)(a)	14,679	14,688,982

		27,155,639

Chemicals — 0.3%
DowDuPont Inc.
3.39%, 11/15/20, (3 mo. LIBOR US + 0.710%)(a)	6,060	6,107,753
3.79%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	12,005	12,092,156
EI du Pont de Nemours & Co., 3.11%, 05/01/20,
(3 mo. LIBOR US + 0.530%)(a)	14,846	14,894,250

		33,094,159

Commercial Services — 0.1%
Equifax Inc., 3.55%, 08/15/21,
(3 mo. LIBOR US + 0.870%)(a)(b)	3,745	3,735,113
Korea Expressway Corp., 3.29%, 04/20/20,
(3 mo. LIBOR US + 0.700%)(a)(d)	700	701,708

		4,436,821

Computers — 2.2%
Apple Inc.
2.77%, 05/11/20, (3 mo. LIBOR US + 0.070%)(a)(b)	12,206	12,208,441
2.88%, 08/02/19, (3 mo. LIBOR US + 0.140%)(a)	6,600	6,601,518
2.94%, 02/07/20, (3 mo. LIBOR US + 0.200%)(a)(b)	4,550	4,555,733
2.95%, 02/07/20, (3 mo. LIBOR US + 0.250%)(a)	13,555	13,575,739
2.99%, 05/06/20, (3 mo. LIBOR US + 0.300%)(a)(b)	7,609	7,628,175
3.03%, 05/06/19, (3 mo. LIBOR US + 0.300%)(a)(b)	18,059	18,060,084
3.05%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	23,255	23,382,205
3.20%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	23,871	24,091,329
3.78%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)(b)	13,130	13,365,552
DXC Technology Co., 3.58%, 03/01/21 (Call 05/13/19), (3 mo. LIBOR US + 0.950%)(a)(b)	6,648	6,646,870
Hewlett Packard Enterprise Co., 3.32%, 10/05/21 (Call 09/20/19), (3 mo. LIBOR US + 0.720%)(a)	10,827	10,827,433
IBM Credit LLC
2.76%, 09/06/19, (3 mo. LIBOR US + 0.150%)(a)	7,195	7,197,518
2.85%, 01/20/21, (3 mo. LIBOR US + 0.260%)(a)(b)	22,033	22,044,237
2.89%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)	27,695	27,654,565
3.10%, 11/30/20, (3 mo. LIBOR US + 0.470%)(a)	10,530	10,590,232
International Business Machines Corp.
2.81%, 01/27/20, (3 mo. LIBOR US + 0.230%)(a)	18,780	18,801,221
3.31%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	6,100	6,140,809

		233,371,661

Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The), 2.85%, 11/01/19,
(3 mo. LIBOR US + 0.270%)(a)(b)	3,818	3,822,658

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 2.1%
American Express Co.
2.91%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(a)(b)	$14,184	$14,194,638
3.19%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(b)	11,745	11,768,842
3.21%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	21,325	21,416,911
3.29%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)	17,710	17,745,243
3.33%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)(b)	1,053	1,060,224
3.49%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)	4,109	4,133,449
American Express Credit Corp.
3.05%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	9,538	9,557,457
3.15%, 10/30/19 (Call 09/30/19), (3 mo. LIBOR US + 0.570%)(a)(b)	2,500	2,504,575
3.17%, 08/15/19, (3 mo. LIBOR US + 0.490%)(a)(b)	12,715	12,730,385
3.32%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)	8,641	8,679,280
3.38%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(a)	9,007	9,054,557
Series F, 3.64%, 09/14/20 (Call 09/14/20), (3 mo. LIBOR US + 1.050%)(a)(b)	11,924	12,055,164
BOC Aviation Ltd.
3.63%, 05/02/21, (3 mo. LIBOR US + 1.050%)(a)(d)	6,245	6,278,286
3.73%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	13,000	13,034,840
Capital One Financial Corp.
3.03%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(a)	9,620	9,632,121
3.30%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	12,105	12,034,670
3.46%, 05/12/20 (Call 04/12/20), (3 mo. LIBOR US + 0.760%)(a)	9,255	9,299,239
3.55%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	6,708	6,758,578
Charles Schwab Corp. (The), 2.96%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)	20,529	20,539,675
CPPIB Capital Inc., 2.62%, 12/27/19, (3 mo. LIBOR US + 0.010%)(a)(c)	970	970,126
National Rural Utilities Cooperative Finance Corp., 2.97%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)	2,780	2,784,698
TD Ameritrade Holding Corp., 3.01%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(a)	16,470	16,506,893

		222,739,851

Electric — 1.3%
Consolidated Edison Co. of New York Inc., Series C, 3.00%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)	22,587	22,645,726
Dominion Energy Inc. 3.03%, 12/01/20, (3 mo. LIBOR US + 0.400%)(a)(c)	1,000	999,090
3.18%, 06/01/19, (3 mo. LIBOR US + 0.550%)(a)(c)	11,335	11,318,338
Duke Energy Corp., 3.19%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	40	40,011
Duke Energy Progress LLC, 2.77%, 09/08/20, (3 mo. LIBOR US + 0.180%)(a)	12,501	12,495,125
Mississippi Power Co., 3.26%, 03/27/20 (Call 05/31/19), (3 mo. LIBOR US + 0.650%)(a)(b)	1,090	1,089,411

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
3.03%, 08/21/20 (Call 08/28/19), (3 mo. LIBOR US + 0.400%)(a)	$60	$59,921
3.18%, 08/28/21 (Call 08/28/19), (3 mo. LIBOR US + 0.550%)(a)	1,000	996,890
Sempra Energy
2.85%, 07/15/19, (3 mo. LIBOR US + 0.250%)(a)	19,892	19,880,463
3.06%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)	13,768	13,583,371
3.10%, 01/15/21 (Call 05/31/19), (3 mo. LIBOR US + 0.500%)(a)	14,443	14,355,475
Southern Co. (The), 3.29%, 09/30/20 (Call 09/30/19), (3 mo. LIBOR US + 0.700%)(a)(b)(c)	7,995	8,003,075
Southern Power Co., 3.18%, 12/20/20 (Call 05/31/19), (3 mo. LIBOR US + 0.550%)(a)(c)	33,495	33,476,913

		138,943,809

Electronics — 0.1%
Honeywell International Inc., 2.62%, 10/30/19,
(3 mo. LIBOR US + 0.040%)(a)(b)	8,020	8,019,679
Tyco Electronics Group SA, 3.05%, 06/05/20,
(3 mo. LIBOR US + 0.450%)(a)	1,030	1,031,226

		9,050,905

Food — 1.4%
Campbell Soup Co.
3.11%, 03/16/20, (3 mo. LIBOR US + 0.500%)(a)	9,719	9,701,895
3.24%, 03/15/21, (3 mo. LIBOR US + 0.630%)(a)	12,380	12,342,860
Conagra Brands Inc.
3.09%, 10/09/20, (3 mo. LIBOR US + 0.500%)(a)	13,250	13,203,360
3.34%, 10/22/20 (Call 10/22/19), (3 mo. LIBOR US + 0.750%)(a)	370	370,037
General Mills Inc.
3.14%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)(b)	21,345	21,379,152
3.60%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)(b)	11,506	11,574,231
Kraft Heinz Foods Co.
3.12%, 08/09/19, (3 mo. LIBOR US + 0.420%)(a)	10,589	10,591,541
3.27%, 02/10/21, (3 mo. LIBOR US + 0.570%)(a)	11,781	11,767,570
3.52%, 08/10/22, (3 mo. LIBOR US + 0.820%)(a)	13,890	13,885,555
Mondelez International Holdings Netherlands BV, 3.19%, 10/28/19, (3 mo. LIBOR US + 0.610%)(a)(c)	13,110	13,132,811
Tyson Foods Inc.
3.08%, 05/30/19, (3 mo. LIBOR US + 0.450%)(a)	10,250	10,250,513
3.09%, 08/21/20, (3 mo. LIBOR US + 0.450%)(a)	9,990	9,981,608
3.17%, 06/02/20, (3 mo. LIBOR US + 0.550%)(a)	8,835	8,844,188

		147,025,321

Gas — 0.0%
Dominion Energy Gas Holdings LLC, Series A, 3.21%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)	260	260,325
WGL Holdings Inc., 3.03%, 11/29/19,
(3 mo. LIBOR US + 0.400%)(a)	3,295	3,286,960

		3,547,285

Health Care – Products — 0.5%
Becton Dickinson and Co.
3.48%, 12/29/20 (Call 05/31/19),
(3 mo. LIBOR US + 0.875%)(a)	13,504	13,504,270
3.64%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	18,350	18,466,339
Medtronic Inc., 3.41%, 03/15/20,
(3 mo. LIBOR US + 0.800%)(a)	11,886	11,953,513
Zimmer Biomet Holdings Inc., 3.38%, 03/19/21 (Call 05/16/19), (3 mo. LIBOR US + 0.750%)(a)(b)	9,490	9,460,201

		53,384,323

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services — 0.4%
Roche Holdings Inc., 2.94%, 09/30/19,
(3 mo. LIBOR US + 0.340%)(a)(c)	$10,880	$10,889,575
UnitedHealth Group Inc.
2.67%, 10/15/20, (3 mo. LIBOR US + 0.070%)(a)(b)	13,990	13,990,979
2.87%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	11,280	11,277,744

		36,158,298

Household Products & Wares — 0.1%
Reckitt Benckiser Treasury Services PLC, 3.16%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(b)(c)	8,595	8,542,313

Insurance — 2.1%
AIA Group Ltd., 3.15%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	10,940	10,937,156
Assurant Inc., 3.86%, 03/26/21 (Call 05/16/19),
(3 mo. LIBOR US + 1.250%)(a)(b)	6,218	6,217,067
Athene Global Funding
3.73%, 04/20/20, (3 mo. LIBOR US + 1.140%)(a)(b)(c)	5,575	5,591,168
3.83%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(c)	10,876	10,935,709
Berkshire Hathaway Finance Corp., 2.90%, 01/10/20, (3 mo. LIBOR US + 0.320%)(a)	10,924	10,939,621
Jackson National Life Global Funding
2.88%, 04/27/20, (3 mo. LIBOR US + 0.300%)(a)(b)(c)	5,990	5,997,368
2.90%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(c)	7,530	7,535,723
3.08%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(b)(c)	4,300	4,310,191
3.34%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(c)	24,215	24,385,231
Marsh & McLennan Companies Inc., 3.80%, 12/29/21 (Call 12/29/19), (3 mo. LIBOR US + 1.200%)(a)	6,720	6,714,960
Metropolitan Life Global Funding I
2.82%, 01/08/21, (3 mo. LIBOR US + 0.230%)(a)(b)(c)	9,745	9,737,984
2.85%, 09/19/19, (3 mo. LIBOR US + 0.220%)(a)(b)(c)	13,440	13,452,230
3.00%, 06/12/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	15,150	15,191,814
3.05%, 09/07/20, (3 mo. LIBOR US + 0.570%)(a)(c)	13,500	13,501,755
New York Life Global Funding
2.69%, 01/21/20, (3 mo. LIBOR US + 0.100%)(a)(c)	11,885	11,889,992
2.75%, 10/01/20, (3 mo. LIBOR US + 0.160%)(a)(c)	12,270	12,281,534
2.86%, 04/09/20, (3 mo. LIBOR US + 0.270%)(a)(b)(c)	15,515	15,544,323
2.86%, 01/28/21, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	5,000	5,011,750
2.97%, 10/24/19, (3 mo. LIBOR US + 0.390%)(a)(c)	2,720	2,722,040
3.05%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(c)	8,730	8,749,031
3.12%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	12,395	12,418,922
Principal Life Global Funding II, 2.91%, 06/26/20, (3 mo. LIBOR US + 0.300%)(a)(c)	6,220	6,220,560
Protective Life Global Funding
2.97%, 07/13/20, (3 mo. LIBOR US + 0.370%)(a)(c)	1,510	1,510,272
3.12%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(c)	340	340,670

		222,137,071

Internet — 0.3%
eBay Inc.
3.06%, 08/01/19, (3 mo. LIBOR US + 0.480%)(a)	11,735	11,742,276
3.45%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)(b)	13,689	13,737,596
Tencent Holdings Ltd., 3.20%, 01/19/23,
(3 mo. LIBOR US + 0.605%)(a)(d)	8,160	8,099,697

		33,579,569

Lodging — 0.0%
Marriott International Inc./MD
3.24%, 03/08/21, (3 mo. LIBOR US + 0.650%)(a)	500	501,485
Series Y, 3.23%, 12/01/20,
(3 mo. LIBOR US + 0.600%)(a)	420	421,142

		922,627

Security	Par (000)	Value

Machinery — 1.8%
Caterpillar Financial Services Corp.
2.70%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)(b)	$21,577	$21,603,755
2.76%, 11/29/19, (3 mo. LIBOR US + 0.130%)(a)	18,826	18,835,790
2.84%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	17,791	17,791,534
2.89%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)(b)	4,375	4,372,200
2.90%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	1,000	1,000,900
2.91%, 09/04/20, (3 mo. LIBOR US + 0.290%)(a)(b)	13,570	13,590,762
2.96%, 12/07/20, (3 mo. LIBOR US + 0.350%)(a)	3,280	3,288,954
3.09%, 01/10/20, (3 mo. LIBOR US + 0.510%)(a)(b)	19,073	19,127,930
John Deere Capital Corp.
2.72%, 07/05/19, (3 mo. LIBOR US + 0.120%)(a)	3,455	3,455,622
2.75%, 01/08/21, (3 mo. LIBOR US + 0.160%)(a)	5,000	4,991,850
2.76%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	7,880	7,881,891
2.77%, 01/07/20, (3 mo. LIBOR US + 0.180%)(a)(b)	6,430	6,436,559
2.84%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)(b)	11,780	11,783,534
2.86%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)	1,330	1,329,707
2.90%, 06/22/20, (3 mo. LIBOR US + 0.290%)(a)	8,590	8,611,733
2.91%, 03/13/20, (3 mo. LIBOR US + 0.300%)(a)	6,477	6,489,047
3.00%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)(b)	2,500	2,507,550
3.07%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	20,875	20,909,653
3.16%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	12,105	12,101,732
Wabtec Corp., 3.91%, 09/15/21 (Call 09/15/19),
(3 mo. LIBOR US + 1.050%)(a)(b)	4,345	4,346,564

		190,457,267

Manufacturing — 0.8%
3M Co., 2.99%, 02/14/24 (Call 01/14/24),
(3 mo. LIBOR US + 0.300%)(a)(b)	2,494	2,491,780
General Electric Co. 3.21%, 01/09/20 (Call 12/09/19),
(3 mo. LIBOR US + 0.620%)(a)	6,746	6,756,794
3.60%, 04/15/23, (3 mo. LIBOR US + 1.000%)(a)	4,345	4,236,288
3.61%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	7,072	6,930,206
Siemens Financieringsmaatschappij NV
2.93%, 09/13/19, (3 mo. LIBOR US + 0.320%)(a)(c)	13,195	13,208,723
2.95%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(c)	17,715	17,728,109
3.22%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(c)	24,170	24,291,334
Textron Inc., 3.25%, 11/10/20 (Call 05/13/19),
(3 mo. LIBOR US + 0.550%)(a)(b)	2,433	2,433,170

		78,076,404

Media — 1.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.23%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	3,323	3,334,564
Comcast Corp.
2.92%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)(b)	28,505	28,557,164
3.03%, 10/01/21, (3 mo. LIBOR US + 0.440%)(a)	32,450	32,588,886
3.23%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	2,520	2,526,098
Discovery Communications LLC, 3.34%, 09/20/19, (3 mo. LIBOR US + 0.710%)(a)	8,018	8,029,225
NBCUniversal Enterprise Inc., 2.99%, 04/01/21,
(3 mo. LIBOR US + 0.400%)(a)(c)	29,410	29,498,230
TWDC Enterprises 18 Corp.
2.75%, 03/04/20, (3 mo. LIBOR US + 0.130%)(a)(b)	13,148	13,159,176
2.79%, 06/05/20, (3 mo. LIBOR US + 0.190%)(a)	10,759	10,772,772
3.01%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)	11,654	11,695,139

		140,161,254

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 1.7%
Chevron Corp.
2.83%, 03/03/20, (3 mo. LIBOR US + 0.210%)(a)	$14,039	$14,061,462
3.09%, 11/15/19, (3 mo. LIBOR US + 0.410%)(a)	13,312	13,337,426
3.10%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	7,973	8,020,280
3.15%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)	11,050	11,130,002
3.21%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)(b)	466	469,845
ConocoPhillips Co., 3.58%, 05/15/22,
(3 mo. LIBOR US + 0.900%)(a)(b)	11,786	11,923,307
EQT Corp., 3.36%, 10/01/20 (Call 05/16/19),
(3 mo. LIBOR US + 0.770%)(a)	13,905	13,895,127
Exxon Mobil Corp., 2.98%, 03/06/22,
(3 mo. LIBOR US + 0.370%)(a)(b)	7,700	7,740,964
Petroleos Mexicanos, 6.25%, 03/11/22,
(3 mo. LIBOR US + 3.650%)(a)(b)	33,074	34,497,174
Phillips 66 3.25%, 02/26/21 (Call 05/16/19),
(3 mo. LIBOR US + 0.600%)(a)	12,716	12,713,203
3.35%, 04/15/20 (Call 05/31/19),
(3 mo. LIBOR US + 0.750%)(a)(c)	6,130	6,131,042
Shell International Finance BV
2.95%, 09/12/19, (3 mo. LIBOR US + 0.350%)(a)(b)	14,431	14,450,626
3.09%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	15,039	15,044,715
3.15%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)	13,989	14,047,614

		177,462,787

Pharmaceuticals — 2.5%
Allergan Funding SCS, 3.85%, 03/12/20,
(3 mo. LIBOR US + 1.255%)(a)	12,095	12,175,311
AstraZeneca PLC
3.22%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)(b)	4,525	4,506,719
3.35%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	12,860	12,813,575
Bayer U.S. Finance II LLC 3.23%, 06/25/21 (Call 05/25/21),
(3 mo. LIBOR US + 0.630%)(a)(c)	25,965	25,798,824
3.62%, 12/15/23 (Call 11/15/23),
(3 mo. LIBOR US + 1.010%)(a)(b)(c)	22,210	21,897,727
Cardinal Health Inc., 3.38%, 06/15/22,
(3 mo. LIBOR US + 0.770%)(a)(b)	7,869	7,839,098
Cigna Crop.
2.96%, 03/17/20, (3 mo. LIBOR US + 0.350%)(a)(c)	20,225	20,235,921
3.26%, 09/17/21 (Call 09/17/19),
(3 mo. LIBOR US + 0.650%)(a)(c)	18,970	18,974,743
3.49%, 07/15/23 (Call 06/15/23),
(3 mo. LIBOR US + 0.890%)(a)(b)(c)	24,320	24,221,747
CVS Health Corp.
3.23%, 03/09/20, (3 mo. LIBOR US + 0.630%)(a)	12,680	12,719,181
3.32%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)	22,753	22,844,922
Express Scripts Holding Co., 3.38%, 11/30/20
(Call 05/16/19), (3 mo. LIBOR US + 0.750%)(a)	11,825	11,844,275
GlaxoSmithKline Capital PLC, 3.04%, 05/14/21,
(3 mo. LIBOR US + 0.350%)(a)(b)	17,225	17,258,417
Merck & Co. Inc., 3.07%, 02/10/20,
(3 mo. LIBOR US + 0.375%)(a)	21,295	21,338,655
Pfizer Inc., 2.94%, 09/15/23,
(3 mo. LIBOR US + 0.330%)(a)(b)	15,495	15,510,340
Zoetis Inc., 3.08%, 08/20/21,
(3 mo. LIBOR US + 0.440%)(a)	9,870	9,797,949

		259,777,404

Security	Par (000)	Value

Pipelines — 0.4%
Enbridge Inc.
2.98%, 01/10/20, (3 mo. LIBOR US + 0.400%)(a)	$15,640	$15,643,128
3.31%, 06/15/20, (3 mo. LIBOR US + 0.700%)(a)	10,258	10,283,953
Spectra Energy Partners LP, 3.30%, 06/05/20,
(3 mo. LIBOR US + 0.700%)(a)	8,915	8,932,563
TransCanada PipeLines Ltd., 2.79%, 11/15/19,
(3 mo. LIBOR US + 0.275%)(a)	6,501	6,504,315

		41,363,959

Real Estate Investment Trusts — 0.1%
AvalonBay Communities Inc., 3.03%, 01/15/21
(Call 05/16/19), (3 mo. LIBOR US + 0.430%)(a)(b)	11,665	11,627,205
SL Green Operating Partnership LP, 3.66%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.980%)(a)	680	679,735

		12,306,940

Retail — 0.9%
Alimentation Couche-Tard Inc., 3.11%, 12/13/19
(Call 05/31/19), (3 mo. LIBOR US + 0.500%)(a)(c)	2,270	2,269,864
Dollar Tree Inc., 3.29%, 04/17/20 (Call 05/16/19),
(3 mo. LIBOR US + 0.700%)(a)	15,616	15,617,405
Home Depot Inc. (The)
2.75%, 06/05/20, (3 mo. LIBOR US + 0.150%)(a)	10,207	10,212,103
2.94%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)	10,355	10,377,367
Lowe’s Companies Inc., 3.02%, 09/10/19,
(3 mo. LIBOR US + 0.420%)(a)(b)	12,940	12,952,811
McDonald’s Corp., 3.01%, 10/28/21,
(3 mo. LIBOR US + 0.430%)(a)(b)	4,479	4,485,271
Walmart Inc.
2.56%, 10/09/19, (3 mo. LIBOR US - 0.030%)(a)	8,305	8,303,422
2.64%, 06/23/20, (3 mo. LIBOR US + 0.040%)(a)(b)	18,661	18,663,799
2.83%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	14,885	14,932,185

		97,814,227

Semiconductors — 0.5%
Intel Corp.
2.78%, 05/11/20, (3 mo. LIBOR US + 0.080%)(a)(b)	15,120	15,121,210
3.05%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	21,478	21,547,374
QUALCOMM Inc., 3.31%, 01/30/23,
(3 mo. LIBOR US + 0.730%)(a)	18,009	18,065,188

		54,733,772

Software — 0.1%
Oracle Corp., 3.10%, 10/08/19,
(3 mo. LIBOR US + 0.510%)(a)	12,561	12,587,881

Telecommunications — 2.1%
AT&T Inc.
3.25%, 01/15/20, (3 mo. LIBOR US + 0.650%)(a)	28,131	28,223,551
3.38%, 06/01/21, (3 mo. LIBOR US + 0.750%)(a)(b)	21,166	21,304,002
3.53%, 06/30/20, (3 mo. LIBOR US + 0.930%)(a)(b)	26,857	27,063,531
3.55%, 07/15/21, (3 mo. LIBOR US + 0.950%)(a)	37,623	38,028,952
Cisco Systems Inc., 2.97%, 09/20/19,
(3 mo. LIBOR US + 0.340%)(a)	14,025	14,043,092
Deutsche Telekom International Finance BV, 3.17%, 01/17/20, (3 mo. LIBOR US + 0.580%)(a)(c)	10,970	10,988,978
Verizon Communications Inc.
3.05%, 08/15/19, (3 mo. LIBOR US + 0.370%)(a)(b)	8,290	8,296,466
3.21%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	25,862	25,960,276
3.61%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)(b)	27,149	27,659,401
Vodafone Group PLC, 3.59%, 01/16/24,
(3 mo. LIBOR US + 0.990%)(a)(b)	21,770	21,682,702

		223,250,951

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.3%
United Parcel Service Inc.
2.74%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)	$11,295	$11,285,173
3.04%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	4,435	4,445,201
3.07%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)	15,957	15,968,808

		31,699,182

Trucking & Leasing — 0.0%
Aviation Capital Group LLC
3.25%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	510	508,327
3.58%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	40	40,110
GATX Corp., 3.45%, 11/05/21,
(3 mo. LIBOR US + 0.720%)(a)(b)	2,510	2,496,547

		3,044,984

Total Corporate Bonds & Notes — 83.7% (Cost: $8,763,261,422)		8,771,298,052

Foreign Government Obligations(f)

Canada — 0.9%
CPPIB Capital Inc., 2.63%, 10/16/20,
(3 mo. LIBOR US + 0.030%)(a)(c)	50	50,006
Export Development Canada
2.56%, 10/18/19, (3 mo. LIBOR US - 0.040%)(a)(b)(c)	14,000	14,000,560
2.70%, 08/13/19, (3 mo. LIBOR US + 0.010%)(a)(c)	22,645	22,648,397
2.78%, 11/23/20, (3 mo. LIBOR US + 0.130%)(a)(c)	18,880	18,918,326
2.94%, 03/02/20, (3 mo. LIBOR US + 0.320%)(a)(c)	20	20,057
Province of Quebec Canada
2.74%, 09/21/20, (3 mo. LIBOR US + 0.130%)(a)(b)	5,700	5,709,861
2.87%, 07/21/19, (3 mo. LIBOR US + 0.280%)(a)	32,335	32,357,634

		93,704,841

Finland — 0.3%
Municipality Finance PLC
2.60%, 10/26/20, (3 mo. LIBOR US + 0.010%)(a)(c)	160	159,992
2.73%, 02/17/21, (3 mo. LIBOR US + 0.050%)(a)(c)	20	20,007
2.91%, 02/07/20, (3 mo. LIBOR US + 0.170%)(a)(c)	32,800	32,844,608

		33,024,607

Japan — 0.3%
Japan Bank for International Cooperation
2.98%, 07/21/20, (3 mo. LIBOR US + 0.390%)(a)	17,250	17,324,175
3.11%, 06/01/20, (3 mo. LIBOR US + 0.480%)(a)	12,585	12,646,918
3.22%, 02/24/20, (3 mo. LIBOR US + 0.570%)(a)	7,960	7,995,979

		37,967,072

Norway — 1.1%
Kommunalbanken AS
2.64%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	34,320	34,334,758
2.68%, 03/17/20, (3 mo. LIBOR US + 0.070%)(a)(c)	24,400	24,419,032
2.72%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(c)	27,200	27,266,640
2.87%, 05/02/19, (3 mo. LIBOR US + 0.130%)(a)(c)	9,740	9,740,000
2.94%, 06/16/20, (3 mo. LIBOR US + 0.330%)(a)(c)	16,346	16,407,134

		112,167,564

South Korea — 0.7%
Export-Import Bank of Korea
3.05%, 10/21/19, (3 mo. LIBOR US + 0.460%)(a)	23,290	23,299,316
3.19%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	2,930	2,936,739
3.35%, 05/26/19, (3 mo. LIBOR US + 0.700%)(a)	10,150	10,153,654
3.39%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	11,750	11,822,850
3.50%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)(b)	8,060	8,157,445
Series 5, 3.46%, 01/25/22,
(3 mo. LIBOR US + 0.875%)(a)	19,365	19,515,660

Security	Par (000)	Value

South Korea (continued)
Korea Development Bank (The), 3.15%, 03/12/21,
(3 mo. LIBOR US + 0.550%)(a)	$1,020	$1,021,887

		76,907,551

Supranational — 8.7%
African Development Bank, 2.80%, 06/15/20,
(3 mo. LIBOR US + 0.190%)(a)	15,740	15,776,832
Asian Development Bank
2.59%, 07/10/19, (3 mo. LIBOR US + 0.010%)(a)	16,315	16,316,958
2.60%, 06/25/19, (3 mo. LIBOR US)(a)	10,430	10,431,564
2.62%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)	52,324	52,332,372
2.66%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	28,345	28,379,581
2.80%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)	62,790	63,038,648
2.97%, 02/26/20, (3 mo. LIBOR US + 0.320%)(a)(b)	24,644	24,714,482
European Bank for Reconstruction & Development
2.60%, 03/23/20, (3 mo. LIBOR US)(a)(b)	20,245	20,247,429
2.69%, 01/10/20, (3 mo. LIBOR US + 0.110%)(a)	12,958	12,968,885
2.69%, 11/19/20, (3 mo. LIBOR US + 0.010%)(a)	4,120	4,122,184
2.71%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	910	909,818
European Investment Bank
2.68%, 01/27/20, (3 mo. LIBOR US + 0.100%)(a)(c)	12,270	12,281,288
2.69%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(c)	21,850	21,901,784
2.71%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(c)	26,850	26,909,875
Inter-American Development Bank 2.60%, 01/15/22, (3 mo. LIBOR US)(a)	5,990	5,987,784
2.47%, 10/09/20, (3 mo. LIBOR US)(a)	58,394	58,356,044
2.56%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)	43,860	43,840,263
2.60%, 10/15/19, (3 mo. LIBOR US)(a)	29,260	29,265,267
2.61%, 07/15/20, (3 mo. LIBOR US + 0.010%)(a)(b)	37,255	37,266,922
2.67%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)	71,180	71,283,211
2.80%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	57,546	57,796,901
2.82%, 10/15/20, (3 mo. LIBOR US + 0.220%)(a)	25,445	25,527,696
2.92%, 04/15/20, (3 mo. LIBOR US + 0.320%)(a)(d)	24,650	24,729,126
International Bank for Reconstruction & Development
2.68%, 08/19/19, (1 mo. LIBOR US + 0.195%)(a)	7,000	7,002,870
2.47%, 07/19/19, (3 mo. LIBOR US - 0.120%)(a)	10,068	10,066,893
2.70%, 10/13/20, (3 mo. LIBOR US + 0.100%)(a)(b)	32,547	32,602,004
2.98%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)	40,070	40,270,350
Series GDIF, 2.47%, 07/19/19,
(3 mo. LIBOR US - 0.120%)(a)	40	39,997
International Finance Corp.
2.62%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)(b)	48,920	48,944,948
2.68%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	67,098	67,224,815
2.79%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	39,537	39,727,964

		910,264,755

Sweden — 0.0%
Kommuninvest I Sverige AB, 2.66%, 05/28/19,
(3 mo. LIBOR US + 0.030%)(a)(c)	10	10,001

Total Foreign Government Obligations — 12.0% (Cost: $1,263,215,739)		1,264,046,391

U.S. Government Obligations

U.S. Government Obligations — 2.4%
U.S. Treasury Floating Rate Note, 2.44%, 10/31/20, (3 mo.Treasury money market yield + 0.045%)(a)	250,000	249,782,240

Total U.S. Government Obligations — 2.4% (Cost: $249,812,307)		249,782,240

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(g)(h)(i)	204,778	$204,859,538
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)	253,293	253,293,083

		458,152,621

Total Short-Term Investments — 4.4% (Cost: $458,079,680)		458,152,621

Total Investments in Securities — 102.5% (Cost: $10,734,369,148)		10,743,279,304

Other Assets, Less Liabilities — (2.5)%		(264,186,187)

Net Assets — 100.0%		$10,479,093,117

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	270,591	—		(65,813	)(b)	204,778	$204,859,538	$440,871	(c)	$15,864		$41,628
BlackRock Cash Funds: Treasury, SL Agency Shares	160,265	93,028	(b)	—		253,293	253,293,083	2,469,124		—		—
PNC Bank N.A. 2.70%, 12/07/18(d)	8,713	—		(8,713)		—	N/A	21,259		2		43
2.84%, 01/22/21(d)	8,600	2,000		—		10,600	N/A	124,119		—		16,036
3.05%, 05/19/20(d)	9,395	500		(750)		9,145	N/A	132,586		(1,509)		8,395
3.08%, 07/27/22(d)	17,600	—		(750)		16,850	N/A	262,614		(8,925)		116,056

							$458,152,621	$3,450,573		$5,432		$182,158

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Floating Rate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,771,298,052	$—	$8,771,298,052
Foreign Government Obligations	—	1,264,046,391	—	1,264,046,391
U.S. Government Obligations	—	249,782,240	—	249,782,240
Money Market Funds	458,152,621	—	—	458,152,621

	$458,152,621	$10,285,126,683	$—	$10,743,279,304

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	iShares Aaa - A Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$308,142,240	$335,585,925	$10,285,126,683
Affiliated(c)	23,649,372	3,238,844	458,152,621
Cash	4,113	—	2,293,348
Receivables:
Investments sold	3,416,995	2,098,381	—
Securities lending income — Affiliated	5,724	—	54,644
Capital shares sold	—	—	504,335
Dividends	4,772	5,470	512,846
Interest	2,767,008	1,292,616	38,961,348

Total assets	337,990,224	342,221,236	10,785,605,825

LIABILITIES
Collateral on securities loaned, at value	21,669,045	—	204,709,788
Payables:
Investments purchased	2,220,648	3,496,292	96,432,038
Capital shares redeemed	—	—	3,645,178
Investment advisory fees	38,290	55,081	1,725,704

Total liabilities	23,927,983	3,551,373	306,512,708

NET ASSETS	$314,062,241	$338,669,863	$10,479,093,117

NET ASSETS CONSIST OF:
Paid-in capital	$312,304,730	$320,032,318	$10,461,964,066
Accumulated earnings	1,757,511	18,637,545	17,129,051

NET ASSETS	$314,062,241	$338,669,863	$10,479,093,117

Shares outstanding	6,050,000	5,700,000	205,700,000

Net asset value	$51.91	$59.42	$50.94

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$21,072,983	$—	$199,209,304
(b) Investments, at cost — Unaffiliated	$302,320,833	$322,424,731	$10,276,289,468
(c) Investments, at cost — Affiliated	$23,642,466	$3,238,844	$458,079,680

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2019

	iShares Aaa - A Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$4,562	$—
Dividends — Affiliated	40,662	23,303	2,469,124
Interest — Unaffiliated	3,914,376	2,861,685	169,509,995
Interest — Affiliated	34,065	—	540,578
Securities lending income — Affiliated — net	31,181	464	440,871
Other income — Unaffiliated	—	—	18,745
Foreign taxes withheld	—	—	144

Total investment income	4,020,284	2,890,014	172,979,457

EXPENSES
Investment advisory fees	171,908	298,005	11,019,385

Total expenses	171,908	298,005	11,019,385

Net investment income	3,848,376	2,592,009	161,960,072

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,055,917)	1,474,081	(9,953,477)
Investments — Affiliated	(437)	—	15,864
In-kind redemptions — Unaffiliated	(580,015)	4,432,725	(1,929,526)
In-kind redemptions — Affiliated	(4,735)	—	(10,432)

Net realized gain (loss)	(1,641,104)	5,906,806	(11,877,571)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	12,755,915	20,969,411	308,080
Investments — Affiliated	46,363	—	182,158
Net change in unrealized appreciation (depreciation)	12,802,278	20,969,411	490,238

Net realized and unrealized gain (loss)	11,161,174	26,876,217	(11,387,333)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,009,550	$29,468,226	$150,572,739

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets

	iShares Aaa - A Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,848,376	$4,243,221	$2,592,009	$4,738,906
Net realized gain (loss)	(1,641,104)	(1,492,322)	5,906,806	33,028,988
Net change in unrealized appreciation (depreciation)	12,802,278	(7,789,131)	20,969,411	(27,358,730)

Net increase (decrease) in net assets resulting from operations	15,009,550	(5,038,232)	29,468,226	10,409,164

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(3,519,832)	(4,127,860)	(10,968,110)	(7,225,667)

Decrease in net assets resulting from distributions to shareholders	(3,519,832)	(4,127,860)	(10,968,110)	(7,225,667)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	143,951,319	46,441,827	60,439,256	(97,862,849)

NET ASSETS
Total increase (decrease) in net assets	155,441,037	37,275,735	78,939,372	(94,679,352)
Beginning of period	158,621,204	121,345,469	259,730,491	354,409,843

End of period	$314,062,241	$158,621,204	$338,669,863	$259,730,491

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Floating Rate Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$161,960,072	$207,035,838
Net realized gain (loss)	(11,877,571)	951,196
Net change in unrealized appreciation (depreciation)	490,238	(17,894,623)

Net increase in net assets resulting from operations	150,572,739	190,092,411

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(162,355,275)	(187,998,276)

Decrease in net assets resulting from distributions to shareholders	(162,355,275)	(187,998,276)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,341,213,345)	5,285,541,175

NET ASSETS
Total increase (decrease) in net assets	(1,352,995,881)	5,287,635,310
Beginning of period	11,832,088,998	6,544,453,688

End of period	$10,479,093,117	$11,832,088,998

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$49.57		$52.76	$52.80	$51.32	$51.53	$50.22

Net investment income(a)	0.85		1.53	1.40	1.34	1.31	1.18
Net realized and unrealized gain (loss)(b)	2.33		(3.23)	(0.08)	1.70	(0.23)	1.30

Net increase (decrease) from investment operations	3.18		(1.70)	1.32	3.04	1.08	2.48

Distributions(c)
From net investment income		(0.84)	(1.49)	(1.36)	(1.56)	(1.29)	(1.17)

Total distributions		(0.84)	(1.49)	(1.36)	(1.56)	(1.29)	(1.17)

Net asset value, end of period	$51.91		$49.57	$52.76	$52.80	$51.32	$51.53

Total Return
Based on net asset value	6.47	%(d)	(3.27)%	2.57%	6.02%	2.11%	4.99%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.36	%(e)	3.00%	2.69%	2.56%	2.53%	2.33%

Supplemental Data
Net assets, end of period (000)	$314,062		$158,621	$121,345	$105,609	$76,976	$422,523

Portfolio turnover rate(f)	12	%(d)	15%	16%	26%	19%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Period From 06/02/15 to 10/31/15	(a)

Net asset value, beginning of period	$55.86		$55.38		$47.01	$46.80	$49.50

Net investment income(b)	0.48		0.93		1.00	0.79	0.30
Net realized and unrealized gain (loss)(c)	5.11		0.87		8.57	1.02	(2.77)

Net increase (decrease) from investment operations	5.59		1.80		9.57	1.81	(2.47)

Distributions(d)
From net investment income		(1.56)	(1.13)		(1.20)	(1.60)	(0.23)
From net realized gain		(0.47)	(0.19)		—	—	—

Total distributions		(2.03)	(1.32)		(1.20)	(1.60)	(0.23)

Net asset value, end of period	$59.42		$55.86		$55.38	$47.01	$46.80

Total Return
Based on net asset value	10.33	%(e)	3.26	%(f)	20.63%	3.98%	(4.98	)%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(g)	0.20%		0.20%	0.30%	0.35	%(g)

Net investment income	1.74	%(g)	1.64%		1.88%	1.75%	1.55	%(g)

Supplemental Data
Net assets, end of period (000)	$338,670		$259,730		$354,410	$14,103	$18,719

Portfolio turnover rate(h)	13	%(e)	29%		14%	20%	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 3.17%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$50.93		$50.93	$50.72	$50.43	$50.74	$50.65

Net investment income(a)	0.74		1.19	0.73	0.45	0.25	0.22
Net realized and unrealized gain (loss)(b)	0.00		(0.13)	0.19	0.24	(0.31)	0.09

Net increase (decrease) from investment operations	0.74		1.06	0.92	0.69	(0.06)	0.31

Distributions(c)
From net investment income		(0.73)	(1.06)	(0.71)	(0.40)	(0.25)	(0.22)

Total distributions		(0.73)	(1.06)	(0.71)	(0.40)	(0.25)	(0.22)

Net asset value, end of period	$50.94		$50.93	$50.93	$50.72	$50.43	$50.74

Total Return
Based on net asset value	1.48	%(d)	2.11%	1.82%	1.39%	(0.14)%	0.61%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.94	%(e)	2.33%	1.43%	0.89%	0.50%	0.44%

Supplemental Data
Net assets, end of period (000)	$10,479,093		$11,832,089	$6,544,454	$3,185,003	$3,489,481	$4,119,845

Portfolio turnover rate(f)	12	%(d)	17%	21%	26%	23%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Aaa — A Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

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Notes to Financial Statements (unaudited) (continued)

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

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Notes to Financial Statements (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Aaa — A Rated Corporate Bond
Barclays Bank PLC	$289,752	$289,752		$—	$—
Barclays Capital Inc.	1,293,715	1,293,715		—	—
BMO Capital Markets	647,201	647,201		—	—
BNP Paribas Prime Brokerage International Ltd.	1,462,442	1,462,442		—	—
BNP Paribas Securities Corp.	47,705	47,705		—	—
Citadel Clearing LLC	130,701	130,701		—	—
Citigroup Global Markets Inc.	1,359,796	1,359,796		—	—
Credit Suisse Securities (USA) LLC	787,456	787,456		—	—
Deutsche Bank Securities Inc.	136,287	136,287		—	—
HSBC Securities (USA) Inc.	2,350,026	2,350,026		—	—
Jefferies LLC	296,478	296,478		—	—
JPMorgan Securities LLC	4,142,771	4,142,771		—	—
Merrill Lynch, Pierce, Fenner & Smith	782,857	782,857		—	—
Morgan Stanley & Co. LLC	2,653,108	2,653,108		—	—
Nomura Securities International Inc.	10,445	10,445		—	—
RBC Capital Markets LLC	1,899,921	1,899,921		—	—
Scotia Capital (USA) Inc.	141,353	141,353		—	—
State Street Bank & Trust Company	39,425	39,425		—	—
UBS Securities LLC	626,382	626,382		—	—
Wells Fargo Securities LLC	1,975,162	1,975,162		—	—

	$21,072,983	$21,072,983		$—	$—

Floating Rate Bond
Barclays Bank PLC	$14,794,754	$14,794,754		$—	$—
Barclays Capital Inc.	3,950,938	3,950,938		—	—
BMO Capital Markets	3,630,964	3,630,964		—	—
BNP Paribas Prime Brokerage International Ltd.	592,734	592,734		—	—
Citigroup Global Markets Inc.	14,826,671	14,826,671		—	—
Credit Suisse Securities (USA) LLC	1,428,026	1,428,026		—	—
Deutsche Bank Securities Inc.	6,619,292	6,619,292		—	—
Goldman Sachs & Co.	8,942,335	8,942,335		—	—
Jefferies LLC	135,386	135,386		—	—
JPMorgan Securities LLC	69,719,406	69,719,406		—	—
Merrill Lynch, Pierce, Fenner & Smith	18,590,083	18,590,083		—	—
Morgan Stanley & Co. LLC	32,916,159	32,916,159		—	—
MUFG Securities Americas Inc.	220,282	220,282		—	—
Nomura Securities International Inc.	8,028,698	8,028,698		—	—
RBC Capital Markets LLC	12,000,559	12,000,559		—	—
SG Americas Securities LLC	37,070	37,070		—	—
Wells Fargo Securities LLC	2,775,947	2,775,947		—	—

	$199,209,304	$199,209,304		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Aaa — A Rated Corporate Bond	0.15%
Convertible Bond	0.20
Floating Rate Bond	0.20

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Aaa — A Rated Corporate Bond	$10,308
Convertible Bond	108
Floating Rate Bond	144,755

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Floating Rate Bond	$10,495,542	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Aaa — A Rated Corporate Bond	$35,812,153	$27,599,254
Convertible Bond	45,212,754	38,410,874
Floating Rate Bond	1,231,727,967	1,779,822,925

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Aaa — A Rated Corporate Bond	$185,662,774	$53,222,766
Convertible Bond	95,005,367	44,147,009
Floating Rate Bond	764,976,126	1,346,025,324

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Aaa — A Rated Corporate Bond	$3,136,130
Floating Rate Bond	6,449,615

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aaa — A Rated Corporate Bond	$325,965,362	$6,309,844	$(483,594)	$5,826,250
Convertible Bond	326,515,869	25,688,233	(13,379,333)	12,308,900
Floating Rate Bond	10,734,396,211	17,828,611	(8,945,518)	8,883,093

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

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Notes to Financial Statements (unaudited) (continued)

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Aaa — A Rated Corporate Bond
Shares sold	3,950,000	$198,875,872	1,900,000	$97,201,256
Shares redeemed	(1,100,000)	(54,924,553)	(1,000,000)	(50,759,429)

Net increase	2,850,000	$143,951,319	900,000	$46,441,827

Convertible Bond
Shares sold	1,850,000	$105,038,051	2,250,000	$130,704,437
Shares redeemed	(800,000)	(44,598,795)	(4,000,000)	(228,567,286)

Net increase(decrease)	1,050,000	$60,439,256	(1,750,000)	$(97,862,849)

Floating Rate Bond
Shares sold	19,500,000	$991,036,603	106,700,000	$5,433,049,221
Shares redeemed	(46,100,000)	(2,332,249,948)	(2,900,000)	(147,508,046)

Net increase(decrease)	(26,600,000)	$(1,341,213,345)	103,800,000	$5,285,541,175

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust,

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Aaa — A Rated Corporate Bond(a)	$0.811058	$—	$0.025158	$0.836216	97%	—%	3%	100%
Convertible Bond(a)	1.548611	0.468053	0.011768	2.028432	76	23	1	100
Floating Rate Bond	0.734145	—	—	0.734145	100	—	—	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	57

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ

▶	iShares 5-10 Year Investment Grade Corporate Bond ETF | MLQD | Cboe BZX

▶	iShares 10+ Year Investment Grade Corporate Bond ETF | LLQD | Cboe BZX

▶	iShares Global Green Bond ETF | BGRN | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.43%	4.42%	1.92%	1.99%	4.42%	10.00%	11.51%
Fund Market	3.47	4.44	1.93	2.00	4.44	10.00	11.62
Index	3.44	4.46	2.02	2.10	4.46	10.50	12.20

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,034.30	$0.30		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.9%
Aa	15.2
A	41.6
Baa	38.8
Ba	1.7
Not Rated	0.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	17.1%
1-2 Years	24.1
2-3 Years	21.7
3-4 Years	21.5
4-5 Years	15.2
5-6 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the Markit iBoxx® USD Liquid Investment Grade Intermediate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.41%	7.91%	2.81%	7.91%	4.62%
Fund Market	7.43	8.02	3.00	8.02	4.94
Index	7.47	7.83	2.80	7.83	4.62

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,074.10	$0.31		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.1%
Aa	7.0
A	40.0
Baa	48.0
Ba	2.1
Not Rated	0.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
5-6 Years	17.0%
6-7 Years	26.0
7-8 Years	25.5
8-9 Years	18.9
9-10 Years	12.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the Markit iBoxx® USD Liquid Investment Grade Long Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.86%	7.34%	3.07%	7.34%	5.06%
Fund Market	11.19	8.06	3.43	8.06	5.66
Index	10.92	7.43	3.04	7.43	5.01

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,108.60	$0.31		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	4.2%
Aa	6.5
A	37.5
Baa	47.8
Ba	3.8
Not Rated	0.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
10-15 Years	2.9%
15-20 Years	24.3
More than 20 Years	72.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	iShares® Global Green Bond ETF

Investment Objective

The iShares Global Green Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global investment-grade green bonds that are issued to fund environmental projects, while mitigating exposure to currency fluctuations versus the U.S. dollar, as represented by Bloomberg Barclays MSCI Global Green Bond Select (USD Hedged) Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	5.86%
Fund Market	6.22
Index	5.70

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (11/13/18)	(a)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,058.60	$0.95		$1,000.00	$1,023.80	$1.00		0.20%

(a)	The beginning of the period (commencement of operations) is November 13, 2018.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (168 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	32.1%
Aa	23.4
A	19.6
Baa	18.3
Not Rated	6.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	2.0%
1-5 Years	35.8
5-10 Years	42.3
10-15 Years	7.3
15-20 Years	2.1
More than 20 Years	10.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 3.50%, 10/01/20	$125	$126,018
3.75%, 10/01/21	239	243,565
3.75%, 02/15/23(a)	645	658,628
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22	975	994,318
4.45%, 08/15/20(a)	122	124,627
6.25%, 07/15/19	634	638,591
WPP Finance 2010 3.63%, 09/07/22	555	559,213
4.75%, 11/21/21	25	25,923

		3,370,883

Aerospace & Defense — 1.8%
Boeing Capital Corp., 4.70%, 10/27/19	85	85,721
Boeing Co. (The), 4.88%, 02/15/20(a)	1,884	1,912,646
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	125	120,974
2.25%, 11/15/22 (Call 08/15/22)	845	834,937
2.88%, 05/11/20	588	590,039
3.00%, 05/11/21	2,397	2,416,573
3.38%, 05/15/23 (Call 04/15/23)	1,565	1,605,627
L3 Technologies Inc. 3.85%, 06/15/23 (Call 05/15/23)	1,000	1,031,568
4.95%, 02/15/21 (Call 11/15/20)	940	970,157
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	2,059	2,053,804
3.10%, 01/15/23 (Call 11/15/22)	70	70,688
3.35%, 09/15/21	495	502,692
4.25%, 11/15/19	1,803	1,820,142
Northrop Grumman Corp. 2.08%, 10/15/20	1,594	1,581,103
2.55%, 10/15/22 (Call 09/15/22)	1,805	1,790,219
3.25%, 08/01/23	325	328,914
3.50%, 03/15/21	535	542,177
5.05%, 08/01/19	399	401,517
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	150	150,083
3.13%, 10/15/20	2,787	2,805,835
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	1,056	1,052,275
United Technologies Corp. 1.50%, 11/01/19	860	855,110
1.90%, 05/04/20	287	284,561
1.95%, 11/01/21 (Call 10/01/21)	25	24,484
2.30%, 05/04/22 (Call 04/04/22)	75	73,824
3.10%, 06/01/22	1,370	1,378,853
3.35%, 08/16/21	1,260	1,274,441
3.65%, 08/16/23 (Call 07/16/23)	2,196	2,248,874
4.50%, 04/15/20	2,394	2,432,918

		31,240,756

Agriculture — 1.3%
Altria Group Inc. 2.63%, 01/14/20 (Call 12/14/19)(a)	1,862	1,860,224
2.85%, 08/09/22	456	453,502
3.49%, 02/14/22 (Call 01/14/22)	500	507,000
3.80%, 02/14/24 (Call 01/14/24)	1,030	1,049,023
4.00%, 01/31/24	50	51,364
4.75%, 05/05/21	2,879	2,986,069
9.25%, 08/06/19	578	587,543

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp. 2.30%, 08/14/20	$1,261	$1,250,685
2.76%, 08/15/22 (Call 07/15/22)	2,803	2,763,119
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	317	318,797
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)	1,464	1,442,965
2.00%, 02/21/20(a)	2,040	2,028,424
2.38%, 08/17/22 (Call 07/17/22)	804	793,280
2.50%, 08/22/22	500	495,482
2.50%, 11/02/22 (Call 10/02/22)	600	593,798
2.63%, 02/18/22 (Call 01/18/22)	1,575	1,570,854
2.63%, 03/06/23	335	332,564
2.88%, 05/01/24 (Call 04/01/24)	250	248,947
2.90%, 11/15/21	45	45,239
3.60%, 11/15/23	10	10,301
4.50%, 03/26/20	515	525,073
Reynolds American Inc. 3.25%, 06/12/20	1,142	1,145,960
4.00%, 06/12/22	175	179,003
6.88%, 05/01/20	1,185	1,230,817
8.13%, 06/23/19	185	186,312

		22,656,345

Airlines — 0.2%
Delta Air Lines Inc. 2.88%, 03/13/20	708	708,767
3.40%, 04/19/21	420	422,350
3.63%, 03/15/22 (Call 02/15/22)	996	1,005,417
3.80%, 04/19/23 (Call 03/19/23)	1,340	1,361,340

		3,497,874

Apparel — 0.0%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	175	173,004

Auto Manufacturers — 4.1%
American Honda Finance Corp. 1.20%, 07/12/19	1,177	1,173,789
1.65%, 07/12/21	1,778	1,743,123
1.70%, 09/09/21	167	163,612
1.95%, 07/20/20	150	148,753
2.00%, 02/14/20	1,086	1,081,242
2.25%, 08/15/19(a)	1,039	1,038,042
2.45%, 09/24/20	986	984,164
2.60%, 11/16/22	577	575,243
2.65%, 02/12/21	25	24,985
3.00%, 06/16/20(a)	80	80,302
3.45%, 07/14/23	780	800,679
3.55%, 01/12/24	445	458,921
3.63%, 10/10/23	750	776,661
Ford Motor Credit Co. LLC 2.34%, 11/02/20	1,567	1,542,249
2.46%, 03/27/20(a)	684	676,257
2.68%, 01/09/20	1,495	1,489,892
2.98%, 08/03/22 (Call 07/03/22)	700	680,303
3.10%, 05/04/23	600	575,026
3.20%, 01/15/21(a)	3,240	3,217,757
3.22%, 01/09/22	75	74,098
3.34%, 03/18/21	1,100	1,095,057
3.34%, 03/28/22 (Call 02/28/22)	900	889,154
3.81%, 10/12/21	350	351,041
3.81%, 01/09/24 (Call 11/09/23)	1,025	1,001,334
4.14%, 02/15/23 (Call 01/15/23)	2,225	2,226,714

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.25%, 09/20/22	$450	$456,014
5.09%, 01/07/21	1,000	1,020,689
5.58%, 03/18/24 (Call 02/18/24)	1,430	1,503,573
5.60%, 01/07/22	1,100	1,150,291
5.75%, 02/01/21	675	698,666
5.88%, 08/02/21	1,175	1,229,498
8.13%, 01/15/20	1,203	1,243,977
General Motors Co., 4.88%, 10/02/23	100	105,323
General Motors Financial Co. Inc. 2.35%, 10/04/19	965	963,695
2.40%, 05/09/19	1,080	1,079,952
2.65%, 04/13/20	300	299,338
3.15%, 01/15/20 (Call 12/15/19)(a)	892	895,036
3.15%, 06/30/22 (Call 05/30/22)(a)	1,635	1,622,914
3.20%, 07/13/20 (Call 06/13/20)	1,545	1,548,255
3.20%, 07/06/21 (Call 06/06/21)	2,337	2,333,702
3.25%, 01/05/23 (Call 12/05/22)	1,439	1,424,646
3.45%, 01/14/22 (Call 12/14/21)	1,880	1,892,307
3.45%, 04/10/22 (Call 02/10/22)	281	282,319
3.50%, 07/10/19	70	70,107
3.55%, 04/09/21	240	241,893
3.55%, 07/08/22	985	988,908
3.70%, 11/24/20 (Call 10/24/20)(a)	157	158,440
3.70%, 05/09/23 (Call 03/09/23)	1,530	1,538,005
4.15%, 06/19/23 (Call 05/19/23)	1,676	1,708,053
4.20%, 03/01/21 (Call 02/01/21)	1,760	1,790,843
4.20%, 11/06/21	100	102,219
4.38%, 09/25/21	100	102,432
5.10%, 01/17/24 (Call 12/17/23)(a)	2,140	2,269,293
Toyota Motor Corp. 3.18%, 07/20/21(a)	1,950	1,975,460
3.42%, 07/20/23	1,275	1,309,237
Toyota Motor Credit Corp. 1.40%, 05/20/19	1,165	1,164,417
1.90%, 04/08/21(a)	1,453	1,435,757
1.95%, 04/17/20	1,326	1,317,218
2.13%, 07/18/19(a)	676	675,275
2.15%, 03/12/20	1,541	1,538,315
2.15%, 09/08/22	676	667,255
2.20%, 01/10/20	1,307	1,302,618
2.25%, 10/18/23	25	24,510
2.60%, 01/11/22	825	825,927
2.63%, 01/10/23	25	24,947
2.65%, 04/12/22	500	500,132
2.70%, 01/11/23	1,407	1,405,473
2.95%, 04/13/21	1,278	1,287,667
3.05%, 01/08/21(a)	100	100,798
3.30%, 01/12/22	710	723,321
3.45%, 09/20/23	1,265	1,302,620

		69,169,733

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	50	51,318

Banks — 34.5%
Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/20	300	297,812
3.30%, 05/17/21	2,300	2,323,772
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 06/13/19(a)	600	599,948
2.25%, 11/09/20	800	794,537

Security	Par (000)	Value

Banks (continued)
2.55%, 11/23/21	$1,245	$1,237,262
2.63%, 05/19/22	600	596,362
2.63%, 11/09/22	825	817,927
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	575	576,181
Banco Santander SA 3.13%, 02/23/23	1,700	1,694,462
3.50%, 04/11/22	600	606,771
3.85%, 04/12/23(a)	600	611,014
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)(a)	275	272,596
2.33%, 10/01/21 (Call 10/01/20)(b)	280	277,771
2.37%, 07/21/21 (Call 07/21/20)(b)	1,162	1,154,811
2.50%, 10/21/22 (Call 10/21/21)	430	423,742
2.63%, 10/19/20	4,130	4,126,650
2.63%, 04/19/21	1,525	1,522,503
2.74%, 01/23/22 (Call 01/23/21)(b)	2,450	2,442,535
2.82%, 07/21/23 (Call 07/21/22)(b)	825	819,340
2.88%, 04/24/23 (Call 04/24/22)(b)	1,430	1,424,163
3.00%, 12/20/23 (Call 12/20/22)(b)	6,346	6,318,357
3.12%, 01/20/23 (Call 01/20/22)(b)	1,350	1,354,214
3.30%, 01/11/23	2,659	2,688,170
3.50%, 05/17/22 (Call 05/17/21)(b)	165	166,813
3.86%, 07/23/24 (Call 07/23/23)(b)	1,000	1,027,281
4.10%, 07/24/23	1,065	1,113,225
4.13%, 01/22/24	3,050	3,192,403
5.00%, 05/13/21(a)	285	297,659
5.63%, 07/01/20	2,475	2,557,969
5.70%, 01/24/22(a)	1,140	1,226,597
5.88%, 01/05/21	1,250	1,313,153
Series L, 2.25%, 04/21/20(a)	3,382	3,369,647
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(b)	270	273,017
Bank of Montreal 1.50%, 07/18/19	1,485	1,481,804
1.75%, 09/11/19	25	24,922
1.90%, 08/27/21	1,387	1,363,872
2.10%, 06/15/20	109	108,409
2.35%, 09/11/22	865	854,654
2.55%, 11/06/22 (Call 10/06/22)	75	74,544
3.10%, 07/13/20	420	422,450
Series D, 3.10%, 04/13/21	1,175	1,185,228
Series E, 3.30%, 02/05/24	3,400	3,444,572
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	1,976	1,952,134
2.20%, 08/16/23 (Call 06/16/23)	25	24,248
2.30%, 09/11/19 (Call 08/11/19)	237	236,703
2.45%, 11/27/20 (Call 10/27/20)	1,160	1,156,037
2.60%, 08/17/20 (Call 07/17/20)	216	215,985
2.60%, 02/07/22 (Call 01/07/22)	1,353	1,346,990
2.95%, 01/29/23 (Call 12/29/22)	925	928,683
3.45%, 08/11/23(a)	615	628,949
3.50%, 04/28/23(a)	1,065	1,090,860
3.55%, 09/23/21 (Call 08/23/21)	355	361,930
3.65%, 02/04/24 (Call 01/05/24)	1,599	1,648,369
4.15%, 02/01/21	110	112,731
4.60%, 01/15/20	75	76,168
5.45%, 05/15/19	329	329,367
Series G, 2.15%, 02/24/20 (Call 01/24/20)	2,005	1,997,658
Series G, 2.20%, 05/15/19	719	718,898

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The) 1.65%, 06/14/19(a)	$778	$777,132
2.05%, 06/05/19	100	99,970
2.15%, 07/14/20	1,113	1,107,517
2.35%, 10/21/20	3,599	3,584,956
2.45%, 03/22/21	1,632	1,625,042
2.45%, 09/19/22	2,725	2,709,144
2.50%, 01/08/21	300	299,154
2.70%, 03/07/22(a)	650	650,073
2.80%, 07/21/21(a)	425	425,959
3.13%, 04/20/21(a)	125	126,084
Barclays Bank PLC 2.65%, 01/11/21 (Call 12/11/20)	980	975,943
5.14%, 10/14/20	150	154,486
Barclays PLC 2.75%, 11/08/19	25	24,966
2.88%, 06/08/20	1,005	1,002,908
3.20%, 08/10/21	1,675	1,672,722
3.25%, 01/12/21	2,875	2,877,623
3.68%, 01/10/23 (Call 01/10/22)(a)	1,200	1,200,696
4.61%, 02/15/23 (Call 02/15/22)(b)	2,810	2,879,320
BB&T Corp. 2.05%, 05/10/21 (Call 04/09/21)	139	136,979
2.15%, 02/01/21 (Call 01/01/21)	608	602,722
2.45%, 01/15/20 (Call 12/15/19)	1,820	1,816,455
2.63%, 06/29/20 (Call 05/29/20)	1,467	1,465,752
2.75%, 04/01/22 (Call 03/01/22)	1,190	1,190,896
3.05%, 06/20/22 (Call 05/20/22)	100	100,601
3.75%, 12/06/23 (Call 11/06/23)	1,535	1,588,152
BNP Paribas SA 3.25%, 03/03/23	1,445	1,465,749
5.00%, 01/15/21	2,095	2,171,994
BPCE SA 2.25%, 01/27/20(a)	1,275	1,272,776
2.50%, 07/15/19	1,652	1,652,273
2.65%, 02/03/21	100	99,803
2.75%, 12/02/21	550	548,734
Branch Banking & Trust Co. 1.45%, 05/10/19	1,082	1,081,719
2.10%, 01/15/20 (Call 12/15/19)	525	522,833
2.25%, 06/01/20 (Call 05/01/20)	575	572,671
2.63%, 01/15/22 (Call 12/15/21)	550	548,961
Canadian Imperial Bank of Commerce 1.60%, 09/06/19	969	965,531
2.10%, 10/05/20	531	527,070
2.55%, 06/16/22	2,494	2,482,443
3.10%, 04/02/24	525	524,288
3.50%, 09/13/23	510	521,866
Capital One N.A. 2.25%, 09/13/21 (Call 08/13/21)	1,866	1,841,201
2.35%, 01/31/20 (Call 12/31/19)(a)	1,430	1,427,861
2.65%, 08/08/22 (Call 07/08/22)	600	594,214
2.95%, 07/23/21 (Call 06/23/21)	454	454,873
Citibank N.A. 2.10%, 06/12/20 (Call 05/12/20)	1,868	1,857,269
3.05%, 05/01/20 (Call 04/01/20)	1,330	1,335,443
3.17%, 02/19/22 (Call 02/19/21)(b)	2,000	2,009,079
3.40%, 07/23/21 (Call 06/23/21)	800	810,882
3.65%, 01/23/24 (Call 12/23/23)	1,355	1,393,094

Security	Par (000)	Value

Banks (continued)
Citigroup Inc. 2.05%, 06/07/19(a)	$997	$996,422
2.35%, 08/02/21	3,921	3,885,059
2.40%, 02/18/20	2,621	2,619,754
2.50%, 07/29/19(a)	1,742	1,741,403
2.65%, 10/26/20	2,035	2,032,410
2.70%, 03/30/21	3,197	3,191,396
2.70%, 10/27/22 (Call 09/27/22)	1,710	1,696,163
2.75%, 04/25/22 (Call 03/25/22)	1,762	1,753,594
2.88%, 07/24/23 (Call 07/24/22)(b)	1,755	1,743,694
2.90%, 12/08/21 (Call 11/08/21)	1,485	1,484,938
3.14%, 01/24/23 (Call 01/24/22)(b)	1,960	1,965,950
3.50%, 05/15/23(a)	1,020	1,031,039
3.88%, 10/25/23	275	284,419
4.05%, 07/30/22	450	464,418
4.50%, 01/14/22	1,516	1,577,214
5.38%, 08/09/20(a)	1,563	1,613,894
8.50%, 05/22/19	2,701	2,709,223
Citizens Bank N.A./Providence RI 2.20%, 05/26/20 (Call 04/26/20)	300	298,015
2.25%, 03/02/20 (Call 02/03/20)	565	563,826
2.25%, 10/30/20 (Call 09/30/20)	1,650	1,637,095
2.45%, 12/04/19 (Call 11/04/19)(a)	50	49,935
2.55%, 05/13/21 (Call 04/13/21)	1,020	1,014,461
2.65%, 05/26/22 (Call 04/26/22)(a)	775	768,077
3.70%, 03/29/23 (Call 02/28/23)	500	512,787
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	683	703,785
Commonwealth Bank of Australia/New York NY 2.30%, 03/12/20(a)	365	363,957
2.40%, 11/02/20	992	987,830
2.55%, 03/15/21	1,290	1,285,558
Compass Bank 2.88%, 06/29/22 (Call 05/29/22)(a)	600	596,446
3.50%, 06/11/21 (Call 05/11/21)	1,650	1,667,158
Cooperatieve Rabobank UA 3.88%, 02/08/22	2,790	2,870,469
3.95%, 11/09/22	1,385	1,410,651
4.50%, 01/11/21	929	955,455
4.63%, 12/01/23	1,000	1,043,700
Cooperatieve Rabobank UA/NY 1.38%, 08/09/19(a)	1,350	1,345,602
2.25%, 01/14/20	1,150	1,148,798
2.50%, 01/19/21	1,150	1,145,230
2.75%, 01/10/22	1,020	1,018,305
2.75%, 01/10/23(a)	1,105	1,095,327
3.13%, 04/26/21	625	629,589
Credit Suisse AG/New York NY 2.30%, 05/28/19	1,075	1,074,769
3.00%, 10/29/21	1,256	1,261,766
4.38%, 08/05/20	275	280,282
5.30%, 08/13/19(a)	1,212	1,221,078
5.40%, 01/14/20(a)	2,042	2,079,128
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 03/26/20	2,595	2,590,153
3.13%, 12/10/20(a)	4,358	4,369,671
3.80%, 09/15/22(a)	815	831,608
3.80%, 06/09/23	1,275	1,298,917
Deutsche Bank AG 2.85%, 05/10/19	1,563	1,562,894
3.38%, 05/12/21	1,658	1,634,421

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY 2.70%, 07/13/20(a)	$50	$49,565
3.15%, 01/22/21	1,175	1,157,455
3.30%, 11/16/22	1,815	1,750,822
3.38%, 05/12/21	225	221,644
3.95%, 02/27/23	750	737,446
4.25%, 02/04/21(a)	560	561,264
4.25%, 10/14/21	1,000	999,337
Series D, 5.00%, 02/14/22	2,000	2,036,976
Discover Bank 3.10%, 06/04/20 (Call 05/04/20)	1,770	1,774,919
3.35%, 02/06/23 (Call 01/06/23)	1,050	1,054,898
7.00%, 04/15/20	250	259,302
Fifth Third Bancorp. 2.60%, 06/15/22 (Call 05/15/22)	872	865,632
2.88%, 07/27/20 (Call 06/27/20)	1,099	1,100,483
3.65%, 01/25/24 (Call 12/25/23)	1,500	1,541,365
Fifth Third Bank/Cincinnati OH 1.63%, 09/27/19 (Call 08/27/19)	1,210	1,205,063
2.20%, 10/30/20 (Call 09/30/20)	1,419	1,408,581
2.88%, 10/01/21 (Call 09/01/21)	250	250,915
3.35%, 07/26/21 (Call 06/26/21)	250	253,259
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	920	925,481
Goldman Sachs Group Inc. (The) 1.95%, 07/23/19	34	33,951
2.30%, 12/13/19 (Call 11/13/19)	2,457	2,451,038
2.55%, 10/23/19(a)	3,230	3,228,973
2.60%, 04/23/20 (Call 03/23/20)(a)	2,055	2,051,893
2.60%, 12/27/20 (Call 12/27/19)(a)	1,819	1,811,994
2.63%, 04/25/21 (Call 03/25/21)	3,156	3,145,076
2.75%, 09/15/20 (Call 08/15/20)(a)	1,325	1,325,086
2.88%, 02/25/21 (Call 01/25/21)	2,520	2,521,307
2.88%, 10/31/22 (Call 10/31/21)(b)	1,199	1,190,991
2.91%, 06/05/23 (Call 06/05/22)(b)	1,800	1,784,898
2.91%, 07/24/23 (Call 07/24/22)(b)	3,400	3,372,289
3.00%, 04/26/22 (Call 04/26/21)	2,065	2,066,638
3.20%, 02/23/23 (Call 01/23/23)(a)	2,760	2,759,760
3.63%, 01/22/23(a)	1,345	1,370,637
3.63%, 02/20/24 (Call 01/20/24)	1,675	1,703,739
4.00%, 03/03/24	2,000	2,065,261
5.25%, 07/27/21	1,997	2,098,527
5.38%, 03/15/20	1,694	1,730,777
5.75%, 01/24/22	1,060	1,136,347
Series D, 6.00%, 06/15/20	1,442	1,491,029
HSBC Bank USA N.A., 4.88%, 08/24/20	750	769,452
HSBC Holdings PLC 2.65%, 01/05/22(a)	1,200	1,191,189
2.95%, 05/25/21	4,065	4,070,597
3.03%, 11/22/23 (Call 11/22/22)(b)	1,275	1,272,321
3.26%, 03/13/23 (Call 03/13/22)(b)	1,920	1,932,050
3.40%, 03/08/21	2,940	2,969,964
3.60%, 05/25/23	1,735	1,768,675
4.00%, 03/30/22(a)	1,863	1,919,041
4.25%, 03/14/24	740	762,189
4.88%, 01/14/22	400	420,698
5.10%, 04/05/21	1,826	1,901,894
HSBC USA Inc. 2.35%, 03/05/20(a)	1,263	1,259,426
2.75%, 08/07/20	2,900	2,899,958
5.00%, 09/27/20	100	102,913

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	$1,669	$1,643,966
3.15%, 03/14/21 (Call 02/14/21)	857	862,403
Huntington National Bank (The) 2.38%, 03/10/20 (Call 02/10/20)	170	169,573
3.13%, 04/01/22 (Call 03/01/22)	585	589,163
3.55%, 10/06/23 (Call 09/06/23)	795	814,818
ING Groep NV 3.15%, 03/29/22	1,325	1,329,586
3.55%, 04/09/24	435	435,974
4.10%, 10/02/23	1,275	1,316,563
JPMorgan Chase & Co. 2.20%, 10/22/19	2,062	2,058,200
2.25%, 01/23/20 (Call 12/23/19)(a)	3,309	3,298,719
2.30%, 08/15/21 (Call 08/15/20)	2,206	2,182,628
2.40%, 06/07/21 (Call 05/07/21)	1,463	1,453,546
2.55%, 10/29/20 (Call 09/29/20)(a)	1,948	1,942,698
2.55%, 03/01/21 (Call 02/01/21)	2,776	2,767,191
2.70%, 05/18/23 (Call 03/18/23)	1,265	1,252,902
2.75%, 06/23/20 (Call 05/23/20)	2,934	2,935,314
2.78%, 04/25/23 (Call 04/25/22)(b)	645	641,232
2.97%, 01/15/23 (Call 01/15/22)	1,020	1,019,117
3.20%, 01/25/23	2,770	2,796,304
3.21%, 04/01/23 (Call 04/01/22)(b)	2,350	2,366,662
3.25%, 09/23/22(a)	1,730	1,751,320
3.38%, 05/01/23	1,775	1,798,848
3.51%, 06/18/22 (Call 06/18/21)(b)	3,110	3,151,181
3.56%, 04/23/24 (Call 04/23/23)(b)	800	812,774
3.88%, 02/01/24(a)	135	140,072
4.25%, 10/15/20	1,993	2,037,528
4.35%, 08/15/21	2,375	2,457,649
4.40%, 07/22/20	891	909,035
4.50%, 01/24/22	3,768	3,933,173
4.63%, 05/10/21	215	222,742
4.95%, 03/25/20	840	856,803
JPMorgan Chase Bank N.A. 2.60%, 02/01/21 (Call 02/01/20)(b)	750	748,784
3.09%, 04/26/21 (Call 04/26/20)(b)	3,300	3,308,080
KeyBank N.A./Cleveland OH 2.30%, 09/14/22	1,380	1,361,063
2.50%, 12/15/19(a)	790	789,158
3.30%, 02/01/22	2,625	2,664,857
KeyCorp. 2.90%, 09/15/20	1,050	1,052,659
5.10%, 03/24/21	25	26,066
Lloyds Bank PLC 3.30%, 05/07/21	1,450	1,462,875
6.38%, 01/21/21	25	26,462
Lloyds Banking Group PLC 2.91%, 11/07/23 (Call 11/07/22)(b)	1,275	1,251,565
3.00%, 01/11/22	1,885	1,876,198
3.10%, 07/06/21	775	776,671
3.90%, 03/12/24	740	751,892
4.05%, 08/16/23	1,850	1,892,285
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	555	570,670
Manufacturers & Traders Trust Co. 2.05%, 08/17/20 (Call 07/17/20)(a)	990	982,443
2.10%, 02/06/20 (Call 01/06/20)(a)	1,140	1,134,878
2.50%, 05/18/22 (Call 04/18/22)(a)	100	99,407
2.63%, 01/25/21 (Call 12/25/20)(a)	825	824,306

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	$2,350	$2,313,488
2.67%, 07/25/22	2,359	2,340,582
2.95%, 03/01/21	2,075	2,081,232
3.41%, 03/07/24	1,520	1,540,929
3.46%, 03/02/23	1,000	1,014,928
3.54%, 07/26/21	87	88,331
3.76%, 07/26/23	1,300	1,333,954
Mizuho Financial Group Inc. 2.27%, 09/13/21	15	14,773
2.60%, 09/11/22	2,150	2,125,044
2.95%, 02/28/22	1,125	1,124,092
3.55%, 03/05/23	800	814,416
Morgan Stanley 2.38%, 07/23/19	1,532	1,530,832
2.50%, 04/21/21	3,390	3,371,020
2.63%, 11/17/21	3,805	3,790,587
2.65%, 01/27/20	2,555	2,553,642
2.75%, 05/19/22	700	696,589
2.80%, 06/16/20	2,265	2,267,192
3.13%, 01/23/23	4,440	4,452,941
3.74%, 04/24/24 (Call 04/24/23)(b)	2,455	2,506,454
3.75%, 02/25/23	1,481	1,518,311
4.10%, 05/22/23(a)	72	74,362
4.88%, 11/01/22	1,950	2,060,785
5.50%, 01/26/20	1,112	1,134,050
5.50%, 07/24/20	2,330	2,402,345
5.50%, 07/28/21	1,691	1,785,808
5.63%, 09/23/19	1,671	1,689,796
5.75%, 01/25/21	1,279	1,341,573
7.30%, 05/13/19	1,150	1,151,603
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	780	786,437
National Australia Bank Ltd./New York 1.88%, 07/12/21	1,975	1,937,068
2.13%, 05/22/20(a)	1,690	1,680,365
2.50%, 01/12/21	140	139,426
2.50%, 05/22/22	1,820	1,800,717
2.63%, 07/23/20	500	499,547
2.63%, 01/14/21	1,340	1,337,177
2.80%, 01/10/22	1,295	1,294,216
2.88%, 04/12/23	45	44,846
3.00%, 01/20/23	1,000	1,002,148
3.70%, 11/04/21	770	785,754
National Bank of Canada 2.15%, 06/12/20 (Call 05/12/20)	1,400	1,391,944
2.20%, 11/02/20 (Call 10/02/20)	260	257,831
Northern Trust Corp. 2.38%, 08/02/22	50	49,860
3.45%, 11/04/20	117	118,448
PNC Bank N.A. 2.00%, 05/19/20 (Call 04/19/20)	1,350	1,343,900
2.15%, 04/29/21 (Call 03/30/21)	715	709,062
2.30%, 06/01/20 (Call 05/02/20)	1,000	996,480
2.45%, 11/05/20 (Call 10/06/20)	1,450	1,445,272
2.45%, 07/28/22 (Call 06/28/22)	900	895,279
2.50%, 01/22/21 (Call 12/23/20)	1,083	1,080,266
2.55%, 12/09/21 (Call 11/09/21)	300	298,835
2.60%, 07/21/20 (Call 06/21/20)(a)	750	749,743
2.63%, 02/17/22 (Call 01/18/22)	625	624,022
2.70%, 11/01/22 (Call 10/01/22)	675	671,585

Security	Par (000)	Value

Banks (continued)
2.95%, 01/30/23 (Call 12/30/22)	$1,350	$1,348,238
3.50%, 06/08/23 (Call 05/09/23)	1,000	1,026,149
3.80%, 07/25/23 (Call 06/25/23)	600	617,417
PNC Financial Services Group Inc. (The) 3.50%, 01/23/24 (Call 12/23/23)	550	563,084
5.13%, 02/08/20	665	678,536
6.70%, 06/10/19	250	251,030
6.88%, 05/15/19	4,061	4,067,112
Regions Financial Corp. 2.75%, 08/14/22 (Call 07/14/22)	1,951	1,938,349
3.20%, 02/08/21 (Call 01/08/21)	562	565,829
3.80%, 08/14/23 (Call 07/14/23)	100	102,992
Royal Bank of Canada 1.50%, 07/29/19(a)	1,500	1,496,631
2.13%, 03/02/20	1,563	1,556,127
2.15%, 10/26/20(a)	1,856	1,842,798
2.35%, 10/30/20	1,146	1,142,044
2.50%, 01/19/21	1,115	1,112,982
2.75%, 02/01/22	585	585,976
2.80%, 04/29/22	1,250	1,251,250
3.20%, 04/30/21	860	869,290
3.70%, 10/05/23	1,200	1,237,646
Royal Bank of Scotland Group PLC 3.50%, 05/15/23 (Call 05/15/22)(b)	1,931	1,928,033
3.88%, 09/12/23	1,445	1,456,973
4.52%, 06/25/24 (Call 06/25/23)(a)(b)	865	891,239
6.00%, 12/19/23	1,100	1,180,039
6.10%, 06/10/23	1,750	1,868,320
6.13%, 12/15/22	575	614,397
Santander Holdings USA Inc. 2.65%, 04/17/20 (Call 03/17/20)	2,480	2,474,098
3.40%, 01/18/23 (Call 12/18/22)(a)	190	189,983
3.70%, 03/28/22 (Call 02/28/22)	1,477	1,494,872
4.45%, 12/03/21 (Call 11/03/21)	50	51,537
Santander UK Group Holdings PLC 2.88%, 10/16/20	451	449,955
2.88%, 08/05/21	1,250	1,242,781
3.13%, 01/08/21	1,786	1,787,896
3.37%, 01/05/24 (Call 01/05/23)(b)	1,025	1,014,188
3.57%, 01/10/23 (Call 01/10/22)	1,175	1,176,203
Santander UK PLC 2.35%, 09/10/19	302	301,605
2.38%, 03/16/20	806	804,765
3.40%, 06/01/21	1,275	1,287,142
3.75%, 11/15/21	440	448,706
4.00%, 03/13/24	1,050	1,089,833
Skandinaviska Enskilda Banken AB 1.88%, 09/13/21	550	537,658
2.80%, 03/11/22	1,010	1,007,203
State Street Corp. 1.95%, 05/19/21	1,210	1,192,931
2.55%, 08/18/20	1,662	1,660,328
3.10%, 05/15/23	400	403,651
3.70%, 11/20/23	35	36,277
Sumitomo Mitsui Banking Corp. 2.45%, 01/16/20	1,810	1,810,194
2.51%, 01/17/20	2,460	2,456,510
3.20%, 07/18/22	10	10,097

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc. 2.06%, 07/14/21(a)	$1,072	$1,053,984
2.44%, 10/19/21	353	349,657
2.78%, 07/12/22(a)	880	878,166
2.78%, 10/18/22	1,526	1,519,351
2.85%, 01/11/22	4,085	4,083,768
2.93%, 03/09/21(a)	2,007	2,010,651
3.10%, 01/17/23	2,384	2,395,392
3.75%, 07/19/23	275	282,921
SunTrust Bank/Atlanta GA 2.25%, 01/31/20 (Call 12/31/19)	840	836,942
2.45%, 08/01/22 (Call 07/01/22)	250	246,796
2.59%, 01/29/21 (Call 01/29/20)(b)	653	651,824
2.75%, 05/01/23 (Call 04/01/23)	85	84,252
3.00%, 02/02/23 (Call 01/02/23)	1,160	1,162,811
3.50%, 08/02/22 (Call 08/02/21)(b)	25	25,289
3.53%, 10/26/21 (Call 10/26/20)(b)	279	281,707
SunTrust Banks Inc. 2.50%, 05/01/19	735	735,000
2.70%, 01/27/22 (Call 12/27/21)	1,609	1,601,151
2.90%, 03/03/21 (Call 02/03/21)	2,125	2,130,487
Svenska Handelsbanken AB 1.50%, 09/06/19	1,750	1,743,168
1.88%, 09/07/21	1,100	1,078,204
1.95%, 09/08/20	250	247,599
2.40%, 10/01/20	1,075	1,069,883
2.45%, 03/30/21	1,425	1,416,871
3.35%, 05/24/21	740	748,503
3.90%, 11/20/23	1,420	1,477,373
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	500	496,183
Toronto-Dominion Bank (The) 1.45%, 08/13/19(a)	725	722,857
1.80%, 07/13/21	1,456	1,428,538
1.85%, 09/11/20(a)	150	148,613
1.90%, 10/24/19	1,000	997,096
2.13%, 07/02/19(a)	518	517,592
2.13%, 04/07/21	1,099	1,088,069
2.25%, 11/05/19(a)	2,107	2,102,722
2.50%, 12/14/20	1,840	1,837,057
2.55%, 01/25/21	1,505	1,502,738
3.25%, 06/11/21	608	615,156
3.25%, 03/11/24	1,300	1,318,697
3.50%, 07/19/23	1,125	1,154,429
U.S. Bancorp. 2.35%, 01/29/21 (Call 12/29/20)(a)	1,895	1,888,352
2.95%, 07/15/22 (Call 06/15/22)	1,480	1,486,333
3.00%, 03/15/22 (Call 02/15/22)	700	705,911
3.38%, 02/05/24 (Call 01/05/24)	2,900	2,970,767
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,855	1,853,368
U.S. Bank N.A./Cincinnati OH 2.05%, 10/23/20 (Call 09/23/20)	250	248,048
2.35%, 01/23/20 (Call 12/23/19)(a)	2,150	2,149,900
2.85%, 01/23/23 (Call 12/23/22)	100	100,223
3.10%, 05/21/21 (Call 05/21/20)(b)	575	577,306
3.15%, 04/26/21 (Call 03/26/21)(a)	500	504,923
3.40%, 07/24/23 (Call 06/23/23)	1,095	1,120,257
3.45%, 11/16/21 (Call 10/15/21)(a)	250	254,661

Security	Par (000)	Value

Banks (continued)
UBS AG/Stamford CT 2.35%, 03/26/20	$1,800	$1,795,140
2.38%, 08/14/19(a)	2,240	2,238,262
4.88%, 08/04/20	150	153,888
Wells Fargo & Co. 2.10%, 07/26/21	2,390	2,353,562
2.50%, 03/04/21	1,733	1,724,355
2.55%, 12/07/20	2,001	1,994,412
2.60%, 07/22/20	2,137	2,131,736
2.63%, 07/22/22	3,520	3,488,975
3.00%, 01/22/21	1,118	1,122,423
3.07%, 01/24/23 (Call 01/24/22)	2,635	2,635,739
3.50%, 03/08/22(a)	2,085	2,118,069
3.75%, 01/24/24 (Call 12/24/23)	3,100	3,192,206
4.13%, 08/15/23	2,640	2,727,200
4.60%, 04/01/21	809	835,405
Series M, 3.45%, 02/13/23	1,325	1,338,276
Series N, 2.15%, 01/30/20	4,477	4,459,088
Wells Fargo Bank N.A. 2.15%, 12/06/19	1,125	1,123,609
2.60%, 01/15/21	1,876	1,871,849
3.33%, 07/23/21 (Call 07/23/20)(b)	1,350	1,358,075
3.55%, 08/14/23 (Call 07/14/23)	1,535	1,571,627
3.63%, 10/22/21 (Call 09/21/21)	775	789,289
Westpac Banking Corp. 1.60%, 08/19/19(a)	1,163	1,159,681
2.00%, 08/19/21(a)	620	609,516
2.10%, 05/13/21	1,077	1,063,368
2.15%, 03/06/20	984	979,844
2.30%, 05/26/20	1,305	1,299,621
2.50%, 06/28/22	1,315	1,302,763
2.60%, 11/23/20	940	938,374
2.65%, 01/25/21	175	174,730
2.80%, 01/11/22	495	495,329
3.05%, 05/15/20	260	260,942
3.30%, 02/26/24	975	986,571
3.65%, 05/15/23	2,235	2,292,347
4.88%, 11/19/19	2,471	2,500,493
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)	500	504,283

		585,146,803

Beverages — 2.3%
Anheuser-Busch InBev Finance Inc. 2.65%, 02/01/21 (Call 01/01/21)	2,314	2,309,950
3.30%, 02/01/23 (Call 12/01/22)(a)	4,072	4,119,478
3.70%, 02/01/24(a)	2,000	2,055,999
Anheuser-Busch InBev Worldwide Inc. 2.50%, 07/15/22	250	247,591
6.88%, 11/15/19	110	112,515
Coca-Cola Co. (The) 1.38%, 05/30/19	779	777,963
1.55%, 09/01/21	955	933,935
1.88%, 10/27/20	924	916,275
2.20%, 05/25/22	145	143,677
2.45%, 11/01/20	985	984,089
3.15%, 11/15/20(a)	1,194	1,206,283
3.20%, 11/01/23(a)	2,320	2,376,065
3.30%, 09/01/21	50	50,904
Constellation Brands Inc. 2.25%, 11/06/20	450	445,973
2.65%, 11/07/22 (Call 10/07/22)	25	24,713

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.70%, 05/09/22 (Call 04/09/22)(a)	$870	$863,940
3.20%, 02/15/23 (Call 01/15/23)	1,033	1,038,750
3.75%, 05/01/21	62	63,008
4.25%, 05/01/23	535	559,092
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)(a)	575	572,897
3.00%, 05/18/20	310	311,066
3.50%, 09/18/23 (Call 08/18/23)	1,000	1,029,259
4.83%, 07/15/20	350	358,841
Diageo Investment Corp., 2.88%, 05/11/22(a)	772	777,302
Keurig Dr Pepper Inc. 3.55%, 05/25/21(c)	590	596,881
4.06%, 05/25/23 (Call 04/25/23)(c)	2,805	2,886,604
Molson Coors Brewing Co. 1.45%, 07/15/19	645	643,678
2.10%, 07/15/21 (Call 06/15/21)	1,414	1,388,740
PepsiCo Inc. 1.55%, 05/02/19	131	131,000
1.70%, 10/06/21 (Call 09/06/21)	425	417,486
1.85%, 04/30/20 (Call 03/30/20)(a)	1,454	1,443,528
2.00%, 04/15/21 (Call 03/15/21)	840	831,983
2.15%, 10/14/20 (Call 09/14/20)	1,345	1,338,866
2.25%, 05/02/22 (Call 04/02/22)	50	49,573
2.75%, 03/05/22	1,050	1,057,019
2.75%, 03/01/23	1,668	1,675,559
3.00%, 08/25/21	1,108	1,120,222
3.10%, 07/17/22 (Call 05/17/22)	285	289,934
3.13%, 11/01/20	105	105,802
3.60%, 03/01/24 (Call 12/01/23)	2,000	2,078,298
4.50%, 01/15/20	50	50,746

		38,385,484

Biotechnology — 1.6%
Amgen Inc. 1.90%, 05/10/19	40	39,993
2.13%, 05/01/20 (Call 04/01/20)	1,315	1,307,544
2.20%, 05/22/19 (Call 05/16/19)	1,233	1,232,682
2.20%, 05/11/20	1,265	1,258,918
2.25%, 08/19/23 (Call 06/19/23)	730	709,682
2.65%, 05/11/22 (Call 04/11/22)	1,635	1,624,636
2.70%, 05/01/22 (Call 03/01/22)	100	99,677
3.45%, 10/01/20	889	898,111
3.63%, 05/15/22 (Call 02/15/22)	1,125	1,148,793
3.88%, 11/15/21 (Call 08/15/21)	1,201	1,229,313
4.10%, 06/15/21 (Call 03/15/21)	910	932,912
Biogen Inc. 2.90%, 09/15/20(a)	2,227	2,226,205
3.63%, 09/15/22	140	142,755
Celgene Corp. 2.25%, 05/15/19	146	145,967
2.25%, 08/15/21	140	138,078
2.75%, 02/15/23 (Call 01/15/23)	1,050	1,040,126
2.88%, 08/15/20	2,071	2,070,429
2.88%, 02/19/21	50	49,923
3.25%, 08/15/22	110	110,889
3.25%, 02/20/23 (Call 01/20/23)	760	764,366
3.55%, 08/15/22	928	944,247
3.95%, 10/15/20	1,770	1,796,941
Gilead Sciences Inc. 2.35%, 02/01/20(a)	910	905,616
2.50%, 09/01/23 (Call 07/01/23)	1,000	985,719

Security	Par (000)	Value

Biotechnology (continued)
2.55%, 09/01/20	$1,704	$1,700,889
3.25%, 09/01/22 (Call 07/01/22)	404	409,129
4.40%, 12/01/21 (Call 09/01/21)	2,160	2,244,423
4.50%, 04/01/21 (Call 01/01/21)(a)	745	767,332

		26,925,295

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	550	570,382
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	840	863,245

		1,433,627

Chemicals — 1.0%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	235	235,797
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)	2,105	2,108,199
4.13%, 11/15/21 (Call 08/15/21)	665	683,107
4.25%, 11/15/20 (Call 08/15/20)	1,834	1,866,572
DowDuPont Inc. 3.77%, 11/15/20	1,125	1,142,678
4.21%, 11/15/23 (Call 10/15/23)	1,807	1,892,054
Eastman Chemical Co. 2.70%, 01/15/20 (Call 12/15/19)	612	611,455
3.60%, 08/15/22 (Call 05/15/22)	50	50,884
EI du Pont de Nemours & Co., 2.20%, 05/01/20	969	966,820
LYB International Finance BV, 4.00%, 07/15/23	650	668,018
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	200	213,055
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	305	306,066
4.25%, 11/15/23 (Call 08/15/23)	700	727,348
PPG Industries Inc., 3.60%, 11/15/20	215	217,897
Praxair Inc. 2.20%, 08/15/22 (Call 05/15/22)	869	856,640
2.45%, 02/15/22 (Call 11/15/21)	350	348,646
2.70%, 02/21/23 (Call 11/21/22)	25	25,000
3.00%, 09/01/21	387	390,933
Sherwin-Williams Co. (The) 2.25%, 05/15/20	1,529	1,523,612
2.75%, 06/01/22 (Call 05/01/22)	2,230	2,215,156
Syngenta Finance NV, 3.13%, 03/28/22	62	61,264

		17,111,201

Commercial Services — 0.6%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)(a)	2,228	2,218,902
Block Financial LLC 4.13%, 10/01/20 (Call 09/01/20)(a)	642	652,440
5.50%, 11/01/22 (Call 05/01/22)	75	80,074
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	590	582,261
4.35%, 12/08/21	1,163	1,209,660
Equifax Inc. 2.30%, 06/01/21 (Call 05/01/21)	40	39,495
3.30%, 12/15/22 (Call 09/15/22)	620	622,477
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	105	107,504
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	25	24,637
2.75%, 12/15/21 (Call 11/15/21)	34	33,929
4.50%, 09/01/22 (Call 06/01/22)	630	659,467
4.88%, 02/15/24 (Call 11/15/23)(a)	25	26,853

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.50%, 09/01/20	$35	$36,228
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,075	1,094,182
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	488	491,657
Total System Services Inc. 3.75%, 06/01/23 (Call 03/01/23)	75	76,501
3.80%, 04/01/21 (Call 03/01/21)	1,061	1,075,075
4.00%, 06/01/23 (Call 05/01/23)	620	637,639

		9,668,981

Computers — 3.3%
Apple Inc. 1.10%, 08/02/19(a)	325	323,975
1.55%, 02/07/20(a)	975	968,391
1.55%, 08/04/21 (Call 07/04/21)	3,192	3,125,177
1.80%, 05/11/20	1,114	1,106,158
2.00%, 05/06/20(a)	1,875	1,865,212
2.00%, 11/13/20	175	173,517
2.10%, 05/06/19	1,695	1,694,635
2.10%, 09/12/22 (Call 08/12/22)	3,175	3,130,197
2.15%, 02/09/22(a)	2,246	2,222,778
2.25%, 02/23/21 (Call 01/23/21)	2,734	2,723,687
2.30%, 05/11/22 (Call 04/11/22)	1,363	1,352,850
2.40%, 05/03/23	3,164	3,129,496
2.50%, 02/09/22 (Call 01/09/22)	1,697	1,694,156
2.70%, 05/13/22	625	627,762
2.85%, 05/06/21	2,338	2,353,917
2.85%, 02/23/23 (Call 12/23/22)	630	633,524
3.00%, 02/09/24 (Call 12/09/23)	275	277,829
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)(c)	1,400	1,414,484
4.42%, 06/15/21 (Call 05/15/21)(c)	3,654	3,743,285
5.45%, 06/15/23 (Call 04/15/23)(a)(c)	2,612	2,782,337
Hewlett Packard Enterprise Co. 3.50%, 10/05/21 (Call 09/05/21)	189	191,340
3.60%, 10/15/20 (Call 09/15/20)	4,309	4,344,524
4.40%, 10/15/22 (Call 08/15/22)	740	772,952
HP Inc. 3.75%, 12/01/20	445	450,508
4.05%, 09/15/22	25	25,829
4.30%, 06/01/21	210	215,944
4.38%, 09/15/21	15	15,497
4.65%, 12/09/21	165	171,839
IBM Credit LLC 2.20%, 09/08/22	955	936,966
2.65%, 02/05/21	465	464,166
3.00%, 02/06/23	835	839,027
3.60%, 11/30/21	1,575	1,607,723
International Business Machines Corp. 1.63%, 05/15/20	2,223	2,199,069
1.80%, 05/17/19	1,240	1,239,583
1.88%, 08/01/22	430	418,038
1.90%, 01/27/20	260	258,681
2.50%, 01/27/22(a)	1,775	1,762,751
3.38%, 08/01/23	1,000	1,019,211
3.63%, 02/12/24(a)	2,000	2,059,018
8.38%, 11/01/19(a)	170	174,789

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	$125	$125,552
4.75%, 06/01/23	1,190	1,205,076
4.88%, 03/01/24 (Call 01/01/24)(a)	100	100,293

		55,941,743

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 2.30%, 05/03/22(a)	270	268,960
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	425	422,927
Procter & Gamble Co. (The) 1.70%, 11/03/21	1,240	1,217,516
1.85%, 02/02/21	25	24,758
1.90%, 11/01/19	840	838,199
1.90%, 10/23/20	389	386,030
2.15%, 08/11/22(a)	1,810	1,789,324
2.30%, 02/06/22(a)	595	592,320
Unilever Capital Corp. 1.38%, 07/28/21	570	554,721
2.10%, 07/30/20	900	894,392
2.20%, 05/05/22 (Call 04/05/22)	990	976,737
3.00%, 03/07/22	550	555,169
3.13%, 03/22/23 (Call 02/22/23)	680	687,376
4.25%, 02/10/21	675	694,571

		9,903,000

Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/23 (Call 12/23/22)	1,020	1,008,424
3.50%, 05/26/22 (Call 04/26/22)	150	150,147
3.75%, 05/15/19(a)	550	550,189
3.95%, 02/01/22 (Call 01/01/22)(a)	1,745	1,768,979
4.13%, 07/03/23 (Call 06/03/23)	275	279,920
4.50%, 05/15/21	2,415	2,468,950
4.63%, 10/30/20	1,288	1,315,300
4.63%, 07/01/22(a)	170	176,548
5.00%, 10/01/21	105	109,171
Air Lease Corp. 2.13%, 01/15/20(a)	129	128,299
2.50%, 03/01/21	125	124,236
2.63%, 07/01/22 (Call 06/01/22)	526	516,351
2.75%, 01/15/23 (Call 12/15/22)(a)	795	779,311
3.00%, 09/15/23 (Call 07/15/23)(a)	85	83,541
3.38%, 06/01/21 (Call 05/01/21)	863	868,082
3.75%, 02/01/22 (Call 12/01/21)(a)	15	15,195
3.88%, 04/01/21 (Call 03/01/21)	75	76,125
3.88%, 07/03/23 (Call 06/03/23)	995	1,015,173
4.25%, 02/01/24	800	821,292
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)	1,045	1,060,839
5.00%, 04/01/23	300	311,566
5.13%, 03/15/21	150	155,073
5.50%, 02/15/22	50	52,670
American Express Co. 2.20%, 10/30/20 (Call 09/29/20)	195	193,524
2.50%, 08/01/22 (Call 07/01/22)	796	787,098
2.65%, 12/02/22	100	99,441
3.38%, 05/17/21 (Call 04/17/21)	597	604,176
3.40%, 02/27/23 (Call 01/27/23)	2,915	2,964,479
3.40%, 02/22/24 (Call 01/22/24)	1,068	1,085,719
3.70%, 08/03/23 (Call 07/03/23)	881	905,599
8.13%, 05/20/19	125	125,339

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp. 2.20%, 03/03/20 (Call 02/01/20)	$1,503	$1,499,826
2.25%, 08/15/19(a)	1,259	1,258,046
2.25%, 05/05/21 (Call 04/04/21)	1,690	1,677,065
2.38%, 05/26/20 (Call 04/25/20)	2,340	2,337,253
2.70%, 03/03/22 (Call 01/31/22)	2,631	2,629,365
Series F, 2.60%, 09/14/20 (Call 08/14/20)	1,582	1,579,343
Ameriprise Financial Inc. 4.00%, 10/15/23	483	505,275
5.30%, 03/15/20(a)	478	488,789
Capital One Bank USA N.A. 2.30%, 06/05/19 (Call 05/06/19)(a)	550	549,799
3.38%, 02/15/23	520	519,724
Capital One Financial Corp. 2.50%, 05/12/20 (Call 04/12/20)	2,006	1,998,378
3.05%, 03/09/22 (Call 02/09/22)	2,495	2,503,785
3.20%, 01/30/23 (Call 12/30/22)	2,100	2,104,802
3.45%, 04/30/21 (Call 03/30/21)	725	733,084
3.90%, 01/29/24 (Call 12/29/23)	1,295	1,331,231
4.75%, 07/15/21	575	598,587
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)	1,227	1,223,816
3.25%, 05/21/21 (Call 04/21/21)	696	704,288
4.45%, 07/22/20	1,205	1,232,195
CME Group Inc., 3.00%, 09/15/22	800	808,484
Discover Financial Services, 3.85%, 11/21/22	980	1,003,908
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	6,349	6,278,261
HSBC Finance Corp., 6.68%, 01/15/21	25	26,207
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)(a)	1,117	1,101,305
2.75%, 12/01/20 (Call 11/01/20)	1,447	1,448,618
International Lease Finance Corp. 4.63%, 04/15/21	905	928,298
5.88%, 08/15/22	275	296,240
6.25%, 05/15/19	1,680	1,681,890
8.25%, 12/15/20	125	134,746
8.63%, 01/15/22	75	85,010
Invesco Finance PLC, 4.00%, 01/30/24	100	103,699
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	225	236,737
Jefferies Group LLC 5.13%, 01/20/23(a)	815	860,846
6.88%, 04/15/21	630	672,098
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)(a)	570	562,712
Nasdaq Inc., 5.55%, 01/15/20(a)	857	873,638
Nomura Holdings Inc., 6.70%, 03/04/20	1,060	1,096,391
ORIX Corp. 2.90%, 07/18/22	297	296,450
4.05%, 01/16/24	500	519,720
Synchrony Financial 2.70%, 02/03/20 (Call 01/03/20)	175	174,682
3.00%, 08/15/19 (Call 07/15/19)	1,575	1,575,473
3.75%, 08/15/21 (Call 06/15/21)	760	772,013
4.38%, 03/19/24 (Call 02/19/24)	475	485,411
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	1,388	1,396,886
5.60%, 12/01/19(a)	362	367,826

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	$265	$261,554
2.20%, 12/14/20 (Call 11/14/20)	3,431	3,413,834
2.80%, 12/14/22 (Call 10/14/22)	1,514	1,524,066

		75,062,410

Electric — 2.1%
American Electric Power Co. Inc., 2.15%, 11/13/20	1,260	1,248,569
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	25	25,916
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	805	790,254
3.60%, 11/01/21	340	346,029
3.85%, 02/01/24 (Call 01/01/24)	25	25,661
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	75	76,022
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	771	759,125
Dominion Energy Inc. 2.58%, 07/01/20	486	483,865
2.96%, 07/01/19(d)	520	520,202
4.10%, 04/01/21(d)	691	703,523
Series B, 1.60%, 08/15/19(a)	5	4,983
DTE Energy Co., Series D, 3.70%, 08/01/23 (Call 07/01/23)	340	349,268
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	134	133,021
3.05%, 03/15/23 (Call 02/15/23)	650	657,901
3.90%, 06/15/21 (Call 03/15/21)	235	240,414
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)(a)	932	911,323
2.40%, 08/15/22 (Call 07/15/22)	511	504,916
3.05%, 08/15/22 (Call 05/15/22)	50	50,346
3.55%, 09/15/21 (Call 06/15/21)	372	377,627
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	995	999,349
3.00%, 09/15/21 (Call 06/15/21)	121	121,923
Emera U.S. Finance LP 2.15%, 06/15/19(a)	778	777,553
2.70%, 06/15/21 (Call 05/15/21)	1,455	1,445,315
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	573	589,616
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	75	75,012
Exelon Corp. 2.85%, 06/15/20 (Call 05/15/20)	1,015	1,015,270
3.50%, 06/01/22 (Call 05/01/22)	605	612,021
5.15%, 12/01/20 (Call 09/01/20)	681	701,303
Exelon Generation Co. LLC 2.95%, 01/15/20 (Call 12/15/19)(a)	1,227	1,228,760
3.40%, 03/15/22 (Call 02/15/22)	811	822,073
4.00%, 10/01/20 (Call 07/01/20)	75	75,974
4.25%, 06/15/22 (Call 03/15/22)	361	374,093
5.20%, 10/01/19(a)	1,562	1,578,707
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	260	257,999
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	210	218,435
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	25	25,062
Georgia Power Co. 4.25%, 12/01/19	157	158,510
Series C, 2.00%, 09/08/20	60	59,410
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	50	49,499
Nevada Power Co., Series BB, 2.75%, 04/15/20	100	100,072

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)(a)	$30	$29,815
2.90%, 04/01/22	230	230,648
3.15%, 04/01/24 (Call 03/01/24)	1,500	1,504,825
Ohio Power Co., Series M, 5.38%, 10/01/21	75	79,617
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	50	50,377
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,415	1,448,168
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	880	880,280
3.85%, 06/01/23 (Call 05/01/23)	1,480	1,520,036
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	410	406,259
Puget Energy Inc., 6.00%, 09/01/21	125	133,006
Sempra Energy 2.40%, 02/01/20	585	583,992
2.40%, 03/15/20 (Call 02/15/20)	1,259	1,256,056
2.88%, 10/01/22 (Call 07/01/22)	650	645,665
2.90%, 02/01/23 (Call 01/01/23)(a)	585	579,213
4.05%, 12/01/23 (Call 09/01/23)	50	51,620
Southern California Edison Co., 3.88%, 06/01/21 (Call 03/01/21)(a)	1,100	1,114,504
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)	1,656	1,639,856
2.75%, 06/15/20 (Call 05/15/20)	1,147	1,146,433
2.95%, 07/01/23 (Call 05/01/23)	1,275	1,271,679
Southern Power Co., Series D, 1.95%, 12/15/19	50	49,784
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,164	1,161,913
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	722	730,761

		36,009,428

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	75	75,092

Electronics — 0.4%
Agilent Technologies Inc. 3.88%, 07/15/23 (Call 04/15/23)	75	77,427
5.00%, 07/15/20	105	107,753
Flex Ltd. 4.63%, 02/15/20	112	113,262
5.00%, 02/15/23	1,127	1,171,423
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)(a)	100	98,947
Honeywell International Inc. 1.40%, 10/30/19(a)	1,650	1,642,284
1.80%, 10/30/19	583	581,413
1.85%, 11/01/21 (Call 10/01/21)	2,515	2,468,654
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	200	201,049

		6,462,212

Environmental Control — 0.3%
Republic Services Inc. 3.55%, 06/01/22 (Call 03/01/22)	1,149	1,171,684
4.75%, 05/15/23 (Call 02/15/23)	25	26,593
5.00%, 03/01/20	300	305,462
5.25%, 11/15/21	141	149,402
5.50%, 09/15/19	1,408	1,420,310
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	890	875,361
2.90%, 09/15/22 (Call 06/15/22)	40	40,120
4.75%, 06/30/20	983	1,006,189

		4,995,121

Security	Par (000)	Value

Food — 1.5%
Campbell Soup Co. 3.30%, 03/15/21	$333	$335,430
3.65%, 03/15/23 (Call 02/15/23)	1,927	1,949,353
4.25%, 04/15/21	25	25,555
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	1,345	1,352,144
3.80%, 10/22/21	625	636,938
General Mills Inc. 2.20%, 10/21/19	790	786,695
2.60%, 10/12/22 (Call 09/12/22)	508	504,095
3.15%, 12/15/21 (Call 09/15/21)	640	645,005
3.70%, 10/17/23 (Call 09/17/23)	675	691,664
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	740	760,099
JM Smucker Co. (The), 3.50%, 10/15/21(a)	640	648,857
Kellogg Co. 2.65%, 12/01/23	50	48,969
4.00%, 12/15/20(a)	923	940,858
4.15%, 11/15/19(a)	100	100,814
Kraft Heinz Foods Co. 2.80%, 07/02/20 (Call 06/02/20)	1,893	1,890,435
3.50%, 06/06/22	620	627,393
3.50%, 07/15/22 (Call 05/15/22)	1,470	1,485,445
4.00%, 06/15/23 (Call 05/15/23)	1,554	1,596,291
5.38%, 02/10/20	1,390	1,415,357
Kroger Co. (The) 2.95%, 11/01/21 (Call 10/01/21)	550	550,926
3.30%, 01/15/21 (Call 12/15/20)	1,514	1,524,647
3.40%, 04/15/22 (Call 01/15/22)	53	53,682
3.85%, 08/01/23 (Call 05/01/23)	25	25,714
6.15%, 01/15/20	275	281,817
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	75	74,473
Mondelez International Inc. 3.00%, 05/07/20	100	100,206
3.63%, 05/07/23 (Call 04/07/23)	1,325	1,352,261
Sysco Corp. 2.50%, 07/15/21 (Call 06/15/21)	673	668,629
2.60%, 10/01/20 (Call 09/01/20)	1,326	1,323,492
Tyson Foods Inc. 2.25%, 08/23/21 (Call 07/23/21)	150	147,917
2.65%, 08/15/19 (Call 07/15/19)	1,701	1,697,976
4.50%, 06/15/22 (Call 03/15/22)	570	594,905

		24,838,042

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	150	153,654
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	765	765,330
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	194	195,371
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	276	272,887

		1,387,242

Health Care – Products — 1.5%
Abbott Laboratories 2.55%, 03/15/22(a)	100	99,651
2.90%, 11/30/21 (Call 10/30/21)	4,026	4,041,614
3.40%, 11/30/23 (Call 09/30/23)	125	127,603
Becton Dickinson and Co. 2.13%, 06/06/19	25	24,965
2.40%, 06/05/20	30	29,840
2.68%, 12/15/19	2,980	2,976,588

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
2.89%, 06/06/22 (Call 05/06/22)	$2,383	$2,375,842
3.25%, 11/12/20	125	125,587
Boston Scientific Corp. 3.38%, 05/15/22	30	30,378
3.45%, 03/01/24 (Call 02/01/24)	1,620	1,648,511
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)	50	49,756
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	25	25,054
3.13%, 03/15/22 (Call 12/15/21)	160	162,042
3.15%, 03/15/22	2,840	2,881,781
3.63%, 03/15/24 (Call 12/15/23)	1,000	1,036,864
4.13%, 03/15/21 (Call 12/15/20)	561	575,965
Stryker Corp. 2.63%, 03/15/21 (Call 02/15/21)	1,325	1,322,072
4.38%, 01/15/20	277	280,079
Thermo Fisher Scientific Inc. 3.00%, 04/15/23 (Call 02/15/23)(a)	960	963,291
3.15%, 01/15/23 (Call 10/15/22)	1,135	1,142,694
3.30%, 02/15/22	630	637,992
3.60%, 08/15/21 (Call 05/15/21)	1,186	1,205,186
4.15%, 02/01/24 (Call 11/01/23)(a)	75	78,582
4.50%, 03/01/21	620	638,784
Zimmer Biomet Holdings Inc. 2.70%, 04/01/20 (Call 03/01/20)	2,225	2,218,982
3.15%, 04/01/22 (Call 02/01/22)	201	201,691

		24,901,394

Health Care – Services — 1.7%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	2,170	2,140,868
2.80%, 06/15/23 (Call 04/15/23)	125	122,664
4.13%, 06/01/21 (Call 03/01/21)	25	25,581
Anthem Inc. 2.25%, 08/15/19	875	873,793
2.50%, 11/21/20	325	323,360
2.95%, 12/01/22 (Call 11/01/22)	1,015	1,012,870
3.13%, 05/15/22	100	100,523
3.30%, 01/15/23	950	957,207
3.70%, 08/15/21 (Call 05/15/21)(a)	790	802,639
4.35%, 08/15/20	970	988,359
Cigna Holding Co., 4.00%, 02/15/22 (Call 11/15/21)	575	588,997
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	1,000	1,043,691
HCA Inc. 4.75%, 05/01/23	1,052	1,099,353
5.00%, 03/15/24	2,050	2,170,268
5.88%, 03/15/22	1,200	1,282,810
6.50%, 02/15/20(a)	2,172	2,228,923
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)	715	716,464
Laboratory Corp. of America Holdings 2.63%, 02/01/20	210	209,575
3.20%, 02/01/22	50	50,382
3.75%, 08/23/22 (Call 05/23/22)(a)	1,118	1,140,362
Quest Diagnostics Inc., 4.75%, 01/30/20	392	398,249
UnitedHealth Group Inc. 1.95%, 10/15/20	430	425,987
2.13%, 03/15/21	1,358	1,345,166
2.30%, 12/15/19(a)	801	800,444
2.38%, 10/15/22(a)	860	848,962
2.70%, 07/15/20	2,107	2,106,067
2.88%, 03/15/22 (Call 12/15/21)	1,239	1,242,460
2.88%, 03/15/23	1,113	1,115,600

Security	Par (000)	Value

Health Care – Services (continued)
3.35%, 07/15/22	$250	$254,654
3.50%, 06/15/23	1,500	1,538,791

		27,955,069

Holding Companies – Diversified — 0.1%
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)	590	583,241
3.63%, 01/19/22 (Call 12/19/21)	305	304,210
3.88%, 01/15/20 (Call 12/15/19)(a)	65	65,379

		952,830

Housewares — 0.1%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	1,575	1,564,389

Insurance — 1.6%
Aflac Inc., 3.63%, 06/15/23	590	610,363
Allstate Corp. (The), 3.15%, 06/15/23	25	25,294
American International Group Inc. 2.30%, 07/16/19 (Call 06/16/19)	1,762	1,760,723
3.30%, 03/01/21 (Call 02/01/21)	2,605	2,622,825
3.38%, 08/15/20	25	25,182
4.13%, 02/15/24	387	403,902
4.88%, 06/01/22	911	961,200
6.40%, 12/15/20	440	464,292
Aon Corp., 5.00%, 09/30/20	25	25,754
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	983	1,009,077
Berkshire Hathaway Finance Corp. 1.30%, 08/15/19(a)	1,206	1,201,253
2.90%, 10/15/20	525	527,202
3.00%, 05/15/22	175	177,489
4.25%, 01/15/21	1,191	1,225,093
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)	1,342	1,335,276
2.75%, 03/15/23 (Call 01/15/23)	2,500	2,504,510
3.40%, 01/31/22	760	779,013
Chubb INA Holdings Inc. 2.30%, 11/03/20 (Call 10/03/20)	844	839,512
2.88%, 11/03/22 (Call 09/03/22)	1,015	1,022,362
CNA Financial Corp., 5.88%, 08/15/20	150	155,802
Hartford Financial Services Group Inc. (The) 5.13%, 04/15/22	1,421	1,510,302
5.50%, 03/30/20	207	212,328
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	525	520,027
Marsh & McLennan Companies Inc. 2.35%, 03/06/20 (Call 02/06/20)	1,009	1,007,564
2.75%, 01/30/22 (Call 12/30/21)	295	293,762
3.50%, 12/29/20(a)	130	131,548
3.88%, 03/15/24 (Call 02/15/24)(a)	950	988,219
4.80%, 07/15/21 (Call 04/15/21)	80	82,898
MetLife Inc.
Series D, 4.37%, 09/15/23	1,050	1,117,726
Series N, 3.05%, 12/15/22	575	582,613
Progressive Corp. (The), 3.75%, 08/23/21	25	25,567
Prudential Financial Inc. 4.50%, 11/15/20	200	205,365
5.38%, 06/21/20	475	489,407
7.38%, 06/15/19	667	670,817
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,815	1,848,709
Willis Towers Watson PLC, 5.75%, 03/15/21	50	52,447

		27,415,423

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 0.8%
Alphabet Inc. 3.38%, 02/25/24	$175	$181,343
3.63%, 05/19/21	1,131	1,158,580
Amazon.com Inc. 1.90%, 08/21/20	1,734	1,721,013
2.40%, 02/22/23 (Call 01/22/23)	1,793	1,776,790
2.50%, 11/29/22 (Call 08/29/22)	350	349,137
2.60%, 12/05/19 (Call 11/05/19)(a)	2,115	2,117,844
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	35	34,915
eBay Inc. 2.15%, 06/05/20(a)	135	134,135
2.20%, 08/01/19 (Call 07/01/19)(a)	1,250	1,248,969
2.60%, 07/15/22 (Call 04/15/22)	1,594	1,578,232
2.75%, 01/30/23 (Call 12/30/22)	549	543,724
2.88%, 08/01/21 (Call 06/01/21)	1,596	1,595,713
3.25%, 10/15/20 (Call 07/15/20)(a)	149	149,770
3.80%, 03/09/22 (Call 02/09/22)	150	153,368
Expedia Group Inc., 5.95%, 08/15/20	55	57,160

		12,800,693
Iron & Steel — 0.2%
ArcelorMittal 5.25%, 08/05/20	286	293,929
5.50%, 03/01/21	705	736,401
6.25%, 02/25/22	1,800	1,945,925
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	125	130,326

		3,106,581

Lodging — 0.1%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	1,461	1,435,472

Machinery — 1.7%
ABB Finance USA Inc., 2.88%, 05/08/22	892	896,588
Caterpillar Financial Services Corp. 1.35%, 05/18/19(a)	1,277	1,276,220
1.70%, 08/09/21	410	401,216
1.85%, 09/04/20	1,136	1,124,721
2.00%, 11/29/19(a)	392	391,176
2.00%, 03/05/20	1,854	1,847,211
2.10%, 06/09/19(a)	976	975,379
2.10%, 01/10/20	50	49,839
2.25%, 12/01/19	515	513,764
2.40%, 06/06/22	950	941,043
2.55%, 11/29/22	449	446,751
2.95%, 05/15/20	45	45,121
2.95%, 02/26/22	972	977,751
3.15%, 09/07/21	375	378,981
3.45%, 05/15/23	300	307,847
3.65%, 12/07/23	650	671,974
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	25	24,929
3.90%, 05/27/21(a)	1,937	1,986,059
CNH Industrial Capital LLC 4.38%, 04/05/22(a)	225	232,628
4.88%, 04/01/21	1,225	1,262,240
CNH Industrial NV, 4.50%, 08/15/23	552	571,896
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	1,905	1,906,322
4.38%, 10/16/19	440	444,011

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. 1.25%, 10/09/19(a)	$982	$977,344
1.95%, 06/22/20	75	74,439
2.05%, 03/10/20	410	408,850
2.15%, 09/08/22	1,233	1,212,047
2.35%, 01/08/21	130	129,525
2.38%, 07/14/20(a)	388	386,828
2.55%, 01/08/21	1,006	1,005,148
2.65%, 01/06/22(a)	425	425,632
2.70%, 01/06/23	50	49,895
2.75%, 03/15/22	361	362,700
2.80%, 03/04/21	465	466,639
2.80%, 03/06/23(a)	1,085	1,086,530
3.13%, 09/10/21(a)	475	480,144
3.15%, 10/15/21	425	430,596
3.20%, 01/10/22	620	629,169
Roper Technologies Inc. 2.80%, 12/15/21 (Call 11/15/21)	370	368,778
3.00%, 12/15/20 (Call 11/15/20)	943	944,337
3.65%, 09/15/23 (Call 08/15/23)	695	710,413
Wabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,180	1,210,340
Xylem Inc./NY, 4.88%, 10/01/21(a)	125	130,636

		29,163,657

Manufacturing — 0.9%
3M Co. 1.63%, 06/15/19	280	279,762
2.00%, 08/07/20	50	49,660
2.00%, 06/26/22	890	874,920
2.25%, 03/15/23 (Call 02/15/23)	575	566,377
3.25%, 02/14/24 (Call 01/14/24)	1,150	1,179,965
Eaton Corp., 2.75%, 11/02/22	1,025	1,019,687
General Electric Co. 2.20%, 01/09/20 (Call 12/09/19)	1,543	1,537,632
2.70%, 10/09/22	2,573	2,542,766
3.10%, 01/09/23	1,705	1,700,758
4.38%, 09/16/20	1,004	1,021,684
4.63%, 01/07/21	1,860	1,907,670
4.65%, 10/17/21	1,686	1,746,643
5.50%, 01/08/20	794	808,994
5.55%, 05/04/20	25	25,620
6.00%, 08/07/19	660	665,916
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	150	157,137

		16,085,191

Media — 2.6%
CBS Corp., 3.38%, 03/01/22 (Call 12/01/21)	652	659,333
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)	2,891	2,910,816
4.46%, 07/23/22 (Call 05/23/22)	2,809	2,912,705
4.50%, 02/01/24 (Call 01/01/24)	225	234,222
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,014	1,241,807
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)(a)	605	588,347
2.75%, 03/01/23 (Call 02/01/23)	875	873,883
2.85%, 01/15/23	1,760	1,765,688
3.00%, 02/01/24 (Call 01/01/24)	50	50,227
3.13%, 07/15/22	1,063	1,075,956
3.30%, 10/01/20	149	150,349

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.45%, 10/01/21	$500	$509,046
3.60%, 03/01/24	1,575	1,620,044
3.70%, 04/15/24 (Call 03/15/24)	1,000	1,032,657
5.15%, 03/01/20(a)	1,814	1,849,587
5.70%, 07/01/19	718	721,384
Discovery Communications LLC 2.80%, 06/15/20 (Call 05/15/20)	456	455,174
2.95%, 03/20/23 (Call 02/20/23)	1,050	1,042,536
4.38%, 06/15/21	561	576,965
5.05%, 06/01/20(a)	330	337,413
Fox Corp. 3.67%, 01/25/22(c)	1,000	1,020,557
4.03%, 01/25/24 (Call 12/25/23)(c)	1,065	1,106,690
NBCUniversal Media LLC 2.88%, 01/15/23	1,000	1,003,247
4.38%, 04/01/21	1,774	1,829,246
5.15%, 04/30/20	2,240	2,292,358
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	920	936,290
4.13%, 02/15/21 (Call 11/15/20)	1,452	1,474,488
5.00%, 02/01/20	1,844	1,873,650
TWDC Enterprises 18 Corp. 0.88%, 07/12/19(a)	390	388,911
1.80%, 06/05/20	165	163,691
1.85%, 05/30/19	883	882,528
1.95%, 03/04/20	740	736,805
2.15%, 09/17/20	250	248,724
2.30%, 02/12/21	970	965,822
2.35%, 12/01/22	1,361	1,350,668
2.45%, 03/04/22(a)	1,900	1,893,239
2.75%, 08/16/21	145	145,932
Viacom Inc. 3.88%, 12/15/21(a)	590	600,949
4.25%, 09/01/23 (Call 06/01/23)	1,103	1,147,541
4.50%, 03/01/21	140	143,654
Walt Disney Co. (The) 3.00%, 09/15/22(c)	270	272,746
4.50%, 02/15/21(c)	1,230	1,269,992
Warner Media LLC 2.10%, 06/01/19	938	937,646
3.40%, 06/15/22	445	451,957
4.00%, 01/15/22	125	128,655

		43,874,125
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.25%, 06/15/20 (Call 05/15/20)	1,034	1,030,505
2.50%, 01/15/23 (Call 10/15/22)	200	198,623

		1,229,128

Mining — 0.2%
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	1,200	1,209,689
3.25%, 11/21/21(a)	75	76,174
Newmont Goldcorp Corp. 3.50%, 03/15/22 (Call 12/15/21)	1,285	1,300,729
3.70%, 03/15/23 (Call 12/15/22)(c)	670	682,917
5.13%, 10/01/19	477	482,085

		3,751,594

Security	Par (000)	Value

Oil & Gas — 4.9%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	$1,416	$1,461,451
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	572	575,374
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	141	139,452
2.52%, 09/19/22 (Call 08/19/22)	985	977,041
2.75%, 05/10/23	425	423,135
3.25%, 05/06/22	1,053	1,068,845
3.79%, 02/06/24 (Call 01/06/24)(a)	1,000	1,034,833
4.50%, 10/01/20	2,875	2,945,856
4.74%, 03/11/21	690	716,129
BP Capital Markets PLC 1.68%, 05/03/19	51	50,999
2.24%, 05/10/19	1,180	1,179,940
2.32%, 02/13/20	1,090	1,086,829
2.50%, 11/06/22	731	724,393
2.52%, 01/15/20	1,135	1,133,930
3.06%, 03/17/22	57	57,546
3.56%, 11/01/21	3,013	3,073,788
3.99%, 09/26/23	140	146,352
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	1,423	1,411,512
3.45%, 11/15/21 (Call 08/15/21)	70	70,814
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	170	167,546
Chevron Corp. 1.56%, 05/16/19	1,215	1,214,649
1.96%, 03/03/20 (Call 02/03/20)	2,255	2,247,661
1.99%, 03/03/20	400	398,791
2.10%, 05/16/21 (Call 04/15/21)	1,435	1,419,647
2.19%, 11/15/19 (Call 10/15/19)	250	249,845
2.36%, 12/05/22 (Call 09/05/22)	1,817	1,800,087
2.41%, 03/03/22 (Call 01/03/22)	600	596,869
2.42%, 11/17/20 (Call 10/17/20)	655	653,761
2.43%, 06/24/20 (Call 05/24/20)(a)	240	239,750
2.50%, 03/03/22 (Call 02/03/22)(a)	1,050	1,047,099
2.57%, 05/16/23 (Call 03/16/23)	1,850	1,842,557
3.19%, 06/24/23 (Call 03/24/23)	2,321	2,364,940
Continental Resources Inc./OK 4.50%, 04/15/23 (Call 01/15/23)	1,300	1,343,126
5.00%, 09/15/22 (Call 05/31/19)(a)	50	50,362
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)	907	912,972
4.00%, 07/15/21 (Call 04/15/21)	185	188,752
Encana Corp. 3.90%, 11/15/21 (Call 08/15/21)	345	351,496
6.50%, 05/15/19	478	478,689
EOG Resources Inc. 2.45%, 04/01/20 (Call 03/01/20)	1,255	1,251,983
2.63%, 03/15/23 (Call 12/15/22)	1,135	1,128,091
4.10%, 02/01/21	850	869,713
4.40%, 06/01/20	75	76,365
5.63%, 06/01/19(a)	466	467,192
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)	1,387	1,362,438
4.88%, 11/15/21	1,605	1,666,639
8.13%, 06/01/19	28	28,111
Equinor ASA 2.25%, 11/08/19	595	594,496
2.45%, 01/17/23	840	832,209
2.65%, 01/15/24	1,750	1,742,748

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.75%, 11/10/21	$55	$55,225
2.90%, 11/08/20	760	763,552
3.15%, 01/23/22(a)	505	512,537
Exxon Mobil Corp. 1.91%, 03/06/20 (Call 02/06/20)	1,080	1,074,474
2.22%, 03/01/21 (Call 02/01/21)	5,313	5,291,735
2.73%, 03/01/23 (Call 01/01/23)	280	281,067
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)(a)	250	256,079
7.25%, 12/15/19	282	289,916
Marathon Oil Corp. 2.70%, 06/01/20 (Call 05/01/20)	857	854,379
2.80%, 11/01/22 (Call 08/01/22)	260	257,451
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	998	1,005,954
4.75%, 12/15/23 (Call 10/15/23)(a)(c)	275	290,216
5.13%, 03/01/21	319	331,044
Newfield Exploration Co., 5.75%, 01/30/22	50	53,375
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	325	333,510
Occidental Petroleum Corp. 2.70%, 02/15/23 (Call 11/15/22)	1,503	1,477,420
3.13%, 02/15/22 (Call 11/15/21)	505	507,350
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,566	1,593,298
Phillips 66, 4.30%, 04/01/22	1,115	1,161,517
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	50	50,498
3.95%, 07/15/22 (Call 04/15/22)	878	905,318
Shell International Finance BV 1.38%, 05/10/19	750	749,806
1.75%, 09/12/21(a)	85	83,308
1.88%, 05/10/21	1,720	1,695,808
2.13%, 05/11/20	2,332	2,319,967
2.25%, 11/10/20	1,299	1,294,774
2.25%, 01/06/23	1,024	1,008,471
2.38%, 08/21/22	736	730,607
3.40%, 08/12/23	400	410,460
3.50%, 11/13/23 (Call 10/13/23)	800	824,541
4.30%, 09/22/19	2,535	2,554,005
4.38%, 03/25/20	1,879	1,908,220
Total Capital Canada Ltd., 2.75%, 07/15/23	1,500	1,498,640
Total Capital International SA 2.10%, 06/19/19(a)	460	459,847
2.70%, 01/25/23	575	574,839
2.75%, 06/19/21	1,375	1,379,536
2.88%, 02/17/22	575	578,610
Total Capital SA 4.13%, 01/28/21	130	133,351
4.45%, 06/24/20	2,439	2,489,936

		83,907,444

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,160	1,154,802
Halliburton Co. 3.25%, 11/15/21 (Call 08/15/21)	48	48,437
3.50%, 08/01/23 (Call 05/01/23)	1,400	1,424,606
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	1,120	1,097,857
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,025	1,059,818

		4,785,520

Security	Par (000)	Value

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	$550	$580,127

Pharmaceuticals — 6.0%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	3,055	3,023,402
2.50%, 05/14/20 (Call 04/14/20)	3,147	3,136,709
2.85%, 05/14/23 (Call 03/14/23)	1,560	1,543,786
2.90%, 11/06/22	2,321	2,314,542
3.20%, 11/06/22 (Call 09/06/22)	167	168,484
3.38%, 11/14/21	475	480,285
3.75%, 11/14/23 (Call 10/14/23)	560	573,378
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	1,309	1,305,083
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)(a)	4,487	4,487,431
3.45%, 03/15/22 (Call 01/15/22)	2,112	2,120,585
Allergan Inc./U.S., 3.38%, 09/15/20(a)	26	26,142
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	50	50,587
AstraZeneca PLC 1.95%, 09/18/19	1,568	1,562,856
2.38%, 11/16/20	1,463	1,452,393
2.38%, 06/12/22 (Call 05/12/22)(a)	340	335,535
3.50%, 08/17/23 (Call 07/17/23)	740	757,997
Bristol-Myers Squibb Co. 2.00%, 08/01/22	288	281,525
3.25%, 11/01/23	80	81,495
Cardinal Health Inc. 1.95%, 06/14/19	378	377,753
2.62%, 06/15/22 (Call 05/15/22)	1,930	1,897,210
3.20%, 03/15/23	325	324,387
Cigna Corp. 3.20%, 09/17/20(c)	275	275,794
3.40%, 09/17/21(c)	2,427	2,455,394
3.75%, 07/15/23 (Call 06/15/23)(c)	2,090	2,127,162
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	2,294	2,257,546
2.25%, 08/12/19 (Call 07/12/19)	1,525	1,523,466
2.75%, 12/01/22 (Call 09/01/22)	1,460	1,435,607
2.80%, 07/20/20 (Call 06/20/20)	2,298	2,295,181
3.13%, 03/09/20(a)	206	206,435
3.35%, 03/09/21	1,895	1,908,762
3.50%, 07/20/22 (Call 05/20/22)	745	753,615
3.70%, 03/09/23 (Call 02/09/23)	5,284	5,355,478
4.00%, 12/05/23 (Call 09/05/23)	50	51,111
4.13%, 05/15/21 (Call 02/15/21)	1,245	1,270,724
Eli Lilly & Co., 2.35%, 05/15/22	75	74,560
Express Scripts Holding Co. 2.25%, 06/15/19(a)	377	376,907
2.60%, 11/30/20	498	495,200
3.00%, 07/15/23 (Call 05/15/23)	360	356,166
3.05%, 11/30/22 (Call 10/31/22)	360	358,720
3.30%, 02/25/21 (Call 01/25/21)	400	402,542
3.90%, 02/15/22	873	894,345
4.75%, 11/15/21	2,321	2,420,855
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	900	899,141
3.38%, 05/15/23	1,365	1,393,213

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	$1,202	$1,205,668
3.00%, 06/01/24 (Call 05/01/24)	2,000	2,008,464
3.13%, 05/14/21	700	706,521
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	1,510	1,488,423
1.88%, 12/05/19	293	292,237
1.95%, 11/10/20	125	124,073
2.25%, 03/03/22 (Call 02/03/22)	653	648,935
2.95%, 09/01/20	200	201,428
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	1,500	1,533,166
Mead Johnson Nutrition Co. 3.00%, 11/15/20	86	86,333
4.90%, 11/01/19	125	126,312
Medco Health Solutions Inc., 4.13%, 09/15/20	100	101,643
Merck & Co. Inc. 1.85%, 02/10/20(a)	1,423	1,415,781
2.35%, 02/10/22	1,389	1,382,341
2.40%, 09/15/22 (Call 06/15/22)	150	149,554
2.80%, 05/18/23	1,955	1,970,025
2.90%, 03/07/24 (Call 02/07/24)(a)	1,200	1,213,161
Mylan NV 2.50%, 06/07/19	43	42,991
3.15%, 06/15/21 (Call 05/15/21)(a)	2,695	2,694,698
3.75%, 12/15/20 (Call 11/15/20)	285	287,443
Novartis Capital Corp. 1.80%, 02/14/20	1,230	1,224,701
2.40%, 05/17/22 (Call 04/17/22)	655	650,619
2.40%, 09/21/22	1,405	1,394,573
4.40%, 04/24/20(a)	908	920,191
Pfizer Inc. 1.45%, 06/03/19	700	699,289
1.70%, 12/15/19	663	660,468
1.95%, 06/03/21	1,301	1,287,527
2.10%, 05/15/19	928	927,841
2.20%, 12/15/21	1,550	1,536,630
2.80%, 03/11/22	75	75,484
2.95%, 03/15/24 (Call 02/15/24)	1,345	1,359,410
3.00%, 09/15/21	125	126,384
3.00%, 06/15/23	612	620,567
3.20%, 09/15/23 (Call 08/15/23)	1,025	1,047,774
Sanofi 3.38%, 06/19/23 (Call 05/19/23)	1,875	1,919,224
4.00%, 03/29/21	1,459	1,495,993
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/19(a)	2,890	2,879,159
2.40%, 09/23/21 (Call 08/23/21)	2,375	2,346,652
2.88%, 09/23/23 (Call 07/23/23)	1,825	1,804,019
Takeda Pharmaceutical Co. Ltd. 3.80%, 11/26/20(c)	450	456,178
4.00%, 11/26/21 (Call 10/26/21)(c)	300	307,629
4.40%, 11/26/23 (Call 10/26/23)(c)	2,700	2,834,979
Wyeth LLC, 6.45%, 02/01/24	25	29,047
Zoetis Inc. 3.25%, 02/01/23 (Call 11/01/22)	1,020	1,028,407
3.45%, 11/13/20 (Call 10/13/20)	250	252,432

		101,453,863

Security	Par (000)	Value

Pipelines — 2.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.50%, 12/01/22 (Call 11/01/22)	$220	$222,479
5.50%, 10/15/19 (Call 09/15/19)	235	236,689
Buckeye Partners LP 4.15%, 07/01/23 (Call 04/01/23)	214	218,397
4.88%, 02/01/21 (Call 11/01/20)	200	204,809
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	435	436,776
Enbridge Energy Partners LP 4.20%, 09/15/21 (Call 06/15/21)	175	179,445
4.38%, 10/15/20 (Call 09/15/20)	812	828,135
5.20%, 03/15/20	341	348,454
Enbridge Inc. 2.90%, 07/15/22 (Call 06/15/22)	585	582,602
4.00%, 10/01/23 (Call 07/01/23)	1,136	1,173,623
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	991	997,347
4.15%, 10/01/20 (Call 08/01/20)(a)	1,735	1,761,093
4.25%, 03/15/23 (Call 12/15/22)	300	307,802
4.50%, 04/15/24 (Call 03/15/24)	1,000	1,044,662
4.65%, 06/01/21 (Call 03/01/21)(a)	820	844,434
5.20%, 02/01/22 (Call 11/01/21)	1,639	1,721,545
5.88%, 01/15/24 (Call 10/15/23)	624	680,416
7.50%, 10/15/20	200	212,720
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	675	695,992
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.00%, 10/01/22 (Call 07/01/22)	25	26,320
5.88%, 03/01/22 (Call 12/01/21)(a)	300	320,517
Enterprise Products Operating LLC 2.55%, 10/15/19 (Call 09/15/19)	790	790,091
2.80%, 02/15/21	762	762,175
2.85%, 04/15/21 (Call 03/15/21)	761	761,240
3.35%, 03/15/23 (Call 12/15/22)	910	921,760
3.50%, 02/01/22	550	558,867
3.90%, 02/15/24 (Call 11/15/23)	425	440,653
5.20%, 09/01/20	1,265	1,305,005
5.25%, 01/31/20	838	854,360
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,800	1,833,082
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	50	50,469
3.50%, 03/01/21 (Call 01/01/21)	1,550	1,564,867
3.50%, 09/01/23 (Call 06/01/23)	25	25,311
3.95%, 09/01/22 (Call 06/01/22)	1,186	1,218,767
4.15%, 02/01/24 (Call 11/01/23)	275	285,203
5.00%, 10/01/21 (Call 07/01/21)	25	26,064
5.30%, 09/15/20	225	232,057
6.50%, 04/01/20	395	407,382
6.85%, 02/15/20	500	516,171
Kinder Morgan Inc./DE 3.05%, 12/01/19 (Call 11/01/19)	1,904	1,908,153
3.15%, 01/15/23 (Call 12/15/22)	1,560	1,562,106
Magellan Midstream Partners LP, 4.25%, 02/01/21	399	408,626
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	754	758,969
4.50%, 07/15/23 (Call 04/15/23)	275	288,036
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	1,668	1,682,121

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. 2.60%, 12/15/19 (Call 11/15/19)	$1,361	$1,358,889
3.65%, 06/01/22 (Call 03/01/22)	555	560,681
3.85%, 10/15/23 (Call 07/15/23)	1,050	1,064,504
5.00%, 02/01/21 (Call 11/01/20)	25	25,703
Sabine Pass Liquefaction LLC 5.63%, 02/01/21 (Call 11/01/20)	1,210	1,255,085
5.63%, 04/15/23 (Call 01/15/23)	1,250	1,349,288
6.25%, 03/15/22 (Call 12/15/21)	1,025	1,102,593
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	125	128,046
TransCanada PipeLines Ltd. 2.50%, 08/01/22	585	576,887
3.75%, 10/16/23 (Call 07/16/23)	120	123,140
3.80%, 10/01/20	475	481,914
Western Midstream Operating LP 4.00%, 07/01/22 (Call 04/01/22)	125	127,615
5.38%, 06/01/21 (Call 03/01/21)	80	83,124
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	844	851,080
3.60%, 03/15/22 (Call 01/15/22)	1,191	1,207,849
3.70%, 01/15/23 (Call 10/15/22)	1,285	1,306,971
4.13%, 11/15/20 (Call 08/15/20)	40	40,613
4.30%, 03/04/24 (Call 12/04/23)	50	52,102
5.25%, 03/15/20	1,984	2,022,063

		45,923,939

Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities Inc. 3.90%, 06/15/23 (Call 03/15/23)	225	232,459
4.60%, 04/01/22 (Call 01/01/22)	1,330	1,389,656
American Tower Corp. 2.25%, 01/15/22	110	108,336
2.80%, 06/01/20 (Call 05/01/20)	2,626	2,625,414
3.00%, 06/15/23	150	149,440
3.30%, 02/15/21 (Call 01/15/21)	100	100,658
3.38%, 05/15/24 (Call 04/15/24)	250	251,746
3.50%, 01/31/23	1,600	1,624,324
4.70%, 03/15/22	1,130	1,189,732
5.00%, 02/15/24	711	766,451
5.90%, 11/01/21	50	53,624
Boston Properties LP 3.13%, 09/01/23 (Call 06/01/23)(a)	1,875	1,888,392
3.80%, 02/01/24 (Call 11/01/23)	25	25,727
3.85%, 02/01/23 (Call 11/01/22)	542	558,022
4.13%, 05/15/21 (Call 02/15/21)	1,210	1,237,328
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,325	1,358,648
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	1,425	1,404,436
3.15%, 07/15/23 (Call 06/15/23)	210	209,978
3.40%, 02/15/21 (Call 01/15/21)	1,212	1,222,107
4.88%, 04/15/22	345	363,412
5.25%, 01/15/23	1,215	1,303,683
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	275	282,133
ERP Operating LP 3.00%, 04/15/23 (Call 01/15/23)	120	121,188
4.63%, 12/15/21 (Call 09/15/21)	935	974,849
4.75%, 07/15/20 (Call 04/15/20)	310	316,067
GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20 (Call 08/01/20)	175	178,325

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HCP Inc. 2.63%, 02/01/20 (Call 11/01/19)	$655	$655,075
4.00%, 12/01/22 (Call 10/01/22)	878	902,884
4.25%, 11/15/23 (Call 08/15/23)	325	338,771
Hospitality Properties Trust 4.50%, 06/15/23 (Call 12/15/22)	328	335,044
5.00%, 08/15/22 (Call 02/15/22)	650	674,136
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	170	171,514
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	88	89,951
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)(a)	70	73,912
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	1,233	1,220,207
Realty Income Corp. 3.25%, 10/15/22 (Call 07/15/22)	25	25,361
4.65%, 08/01/23 (Call 05/01/23)	25	26,750
Simon Property Group LP 2.35%, 01/30/22 (Call 10/30/21)	175	173,260
2.50%, 07/15/21 (Call 04/15/21)	100	99,673
2.63%, 06/15/22 (Call 03/15/22)	1,275	1,269,648
2.75%, 06/01/23 (Call 03/01/23)	1,850	1,844,528
3.38%, 03/15/22 (Call 12/15/21)	1,535	1,561,399
3.75%, 02/01/24 (Call 11/01/23)	180	186,558
4.13%, 12/01/21 (Call 09/01/21)	772	797,299
4.38%, 03/01/21 (Call 12/01/20)	640	657,345
Ventas Realty LP/Ventas Capital Corp. 2.70%, 04/01/20 (Call 01/01/20)	897	898,265
3.25%, 08/15/22 (Call 05/15/22)	1,068	1,076,496
4.25%, 03/01/22 (Call 12/01/21)	50	51,585
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	44	45,656
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	295	301,297
3.75%, 03/15/23 (Call 12/15/22)(a)	375	384,460
3.95%, 09/01/23 (Call 08/01/23)	525	544,008
5.25%, 01/15/22 (Call 10/15/21)	50	52,782
Weyerhaeuser Co., 4.63%, 09/15/23	200	211,843

		34,605,842

Retail — 2.5%
AutoZone Inc. 3.13%, 07/15/23 (Call 04/15/23)	125	125,482
3.70%, 04/15/22 (Call 01/15/22)	220	224,370
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	155	161,801
Costco Wholesale Corp. 1.70%, 12/15/19	1,611	1,604,793
1.75%, 02/15/20	100	99,530
2.15%, 05/18/21 (Call 04/18/21)	100	99,260
2.25%, 02/15/22	25	24,776
2.30%, 05/18/22 (Call 04/18/22)	1,435	1,421,750
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	1,200	1,205,970
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	650	659,944
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	950	986,813
Home Depot Inc. (The) 1.80%, 06/05/20	281	279,024
2.00%, 06/15/19 (Call 05/31/19)	1,220	1,219,380
2.00%, 04/01/21 (Call 03/01/21)	2,001	1,982,330
2.63%, 06/01/22 (Call 05/01/22)	1,610	1,612,420
2.70%, 04/01/23 (Call 01/01/23)	1,180	1,181,419
3.25%, 03/01/22	360	366,388

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc. 3.12%, 04/15/22 (Call 01/15/22)	$980	$987,842
3.88%, 09/15/23 (Call 06/15/23)	1,000	1,037,471
4.63%, 04/15/20 (Call 10/15/19)	270	272,354
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)(a)	461	447,482
3.45%, 01/15/21 (Call 12/15/20)	150	150,954
McDonald’s Corp. 2.20%, 05/26/20 (Call 04/26/20)	250	248,720
2.63%, 01/15/22	15	14,963
2.75%, 12/09/20 (Call 11/09/20)	1,695	1,696,323
3.35%, 04/01/23 (Call 03/01/23)	1,220	1,243,605
Nordstrom Inc., 4.75%, 05/01/20	360	366,777
O’Reilly Automotive Inc., 4.88%, 01/14/21 (Call 10/14/20)	50	51,487
Starbucks Corp. 2.10%, 02/04/21 (Call 01/04/21)	896	886,638
2.20%, 11/22/20	370	367,465
2.70%, 06/15/22 (Call 04/15/22)	470	468,690
3.10%, 03/01/23 (Call 02/01/23)	1,855	1,872,198
Target Corp. 2.30%, 06/26/19(a)	1,195	1,193,328
2.90%, 01/15/22	600	605,965
3.88%, 07/15/20	919	933,843
Walgreen Co., 3.10%, 09/15/22(a)	622	622,461
Walgreens Boots Alliance Inc. 2.70%, 11/18/19 (Call 10/18/19)	876	876,327
3.30%, 11/18/21 (Call 09/18/21)(a)	2,030	2,046,046
Walmart Inc. 1.75%, 10/09/19(a)	2,765	2,758,175
1.90%, 12/15/20	2,030	2,011,638
2.35%, 12/15/22 (Call 11/15/22)	616	610,775
2.55%, 04/11/23 (Call 01/11/23)	1,149	1,143,926
2.85%, 06/23/20	46	46,192
2.85%, 07/08/24 (Call 06/08/24)	500	502,173
3.13%, 06/23/21(a)	1,770	1,791,948
3.40%, 06/26/23 (Call 05/26/23)	3,175	3,263,857
3.63%, 07/08/20	560	567,448

		42,342,521

Semiconductors — 1.7%
Analog Devices Inc. 2.88%, 06/01/23 (Call 03/01/23)	50	49,684
3.13%, 12/05/23 (Call 10/05/23)	124	124,171
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)	575	575,132
4.30%, 06/15/21(a)	608	630,111
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	1,322	1,302,435
2.38%, 01/15/20	2,404	2,393,657
2.65%, 01/15/23 (Call 12/15/22)	712	692,775
3.00%, 01/15/22 (Call 12/15/21)	2,327	2,312,250
3.63%, 01/15/24 (Call 11/15/23)	2,024	2,009,106
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	150	147,491
1.85%, 05/11/20	519	516,117
2.35%, 05/11/22 (Call 04/11/22)	2,190	2,177,298
2.45%, 07/29/20	1,794	1,790,643
2.70%, 12/15/22	1,651	1,655,694
3.30%, 10/01/21	1,333	1,356,685
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	399	409,845

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp. 2.75%, 03/15/20 (Call 02/15/20)	$225	$225,135
2.80%, 06/15/21 (Call 05/15/21)	1,202	1,202,849
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	125	125,403
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	600	618,561
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	1,705	1,684,164
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(c)	800	846,575
QUALCOMM Inc. 2.25%, 05/20/20	1,570	1,564,113
2.60%, 01/30/23 (Call 12/30/22)	2,215	2,196,648
3.00%, 05/20/22	998	1,005,098
Texas Instruments Inc. 1.65%, 08/03/19	916	914,525
2.75%, 03/12/21 (Call 02/12/21)(a)	409	410,744
Xilinx Inc., 3.00%, 03/15/21	495	496,512

		29,433,421

Software — 2.7%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	147	145,360
Adobe Inc., 4.75%, 02/01/20	1,645	1,673,335
CA Inc. 3.60%, 08/15/22 (Call 07/15/22)	310	311,212
5.38%, 12/01/19	125	126,238
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	2,007	1,979,133
3.50%, 04/15/23 (Call 01/15/23)	25	25,445
3.63%, 10/15/20 (Call 09/15/20)	1,015	1,025,629
Fiserv Inc. 2.70%, 06/01/20 (Call 05/01/20)	925	923,859
3.80%, 10/01/23 (Call 09/01/23)	550	567,287
Microsoft Corp. 1.10%, 08/08/19	3,575	3,561,169
1.55%, 08/08/21 (Call 07/08/21)	2,270	2,222,140
1.85%, 02/06/20	681	675,961
1.85%, 02/12/20 (Call 01/12/20)(a)	1,275	1,268,910
2.00%, 11/03/20 (Call 10/03/20)	1,759	1,747,744
2.00%, 08/08/23 (Call 06/08/23)	925	902,681
2.13%, 11/15/22	250	246,899
2.38%, 02/12/22 (Call 01/12/22)	1,837	1,831,809
2.38%, 05/01/23 (Call 02/01/23)	1,745	1,734,034
2.40%, 02/06/22 (Call 01/06/22)	1,670	1,666,955
2.65%, 11/03/22 (Call 09/03/22)	973	977,297
2.88%, 02/06/24 (Call 12/06/23)	2,050	2,069,881
3.00%, 10/01/20(a)	225	226,903
3.63%, 12/15/23 (Call 09/15/23)	75	78,138
4.20%, 06/01/19	356	356,466
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	3,208	3,154,071
2.25%, 10/08/19(a)	1,466	1,465,339
2.40%, 09/15/23 (Call 07/15/23)	2,060	2,024,975
2.50%, 05/15/22 (Call 03/15/22)	3,500	3,482,603
2.50%, 10/15/22	1,429	1,418,023
2.63%, 02/15/23 (Call 01/15/23)	905	900,812
2.80%, 07/08/21	2,316	2,324,747
3.88%, 07/15/20	975	990,152
5.00%, 07/08/19(a)	758	761,649
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	780	796,100

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc. 2.30%, 08/21/20	$852	$846,096
2.95%, 08/21/22 (Call 07/21/22)	1,350	1,343,451

		45,852,503

Telecommunications — 3.1%
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	2,965	2,956,359
2.63%, 12/01/22 (Call 09/01/22)	243	241,404
2.80%, 02/17/21 (Call 01/17/21)	1,120	1,120,637
3.00%, 02/15/22	2,505	2,517,812
3.00%, 06/30/22 (Call 04/30/22)	1,300	1,304,766
3.20%, 03/01/22 (Call 02/01/22)	1,225	1,237,003
3.60%, 02/17/23 (Call 12/17/22)	1,290	1,317,878
3.80%, 03/15/22	1,799	1,846,101
3.80%, 03/01/24 (Call 01/01/24)	1,000	1,030,628
3.88%, 08/15/21	970	992,823
3.90%, 03/11/24 (Call 12/11/23)(a)	250	259,135
4.45%, 05/15/21	330	340,855
4.60%, 02/15/21 (Call 11/15/20)	896	920,501
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,000	1,047,654
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	1,614	1,588,212
2.20%, 02/28/21	3,222	3,201,988
2.20%, 09/20/23 (Call 07/20/23)	174	171,201
2.45%, 06/15/20	1,531	1,529,815
3.00%, 06/15/22	90	91,197
3.63%, 03/04/24	550	574,535
4.45%, 01/15/20(a)	3,896	3,947,541
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	860	865,167
Motorola Solutions Inc. 3.50%, 03/01/23	125	125,556
3.75%, 05/15/22	1,393	1,424,681
Orange SA 1.63%, 11/03/19(a)	1,186	1,180,983
4.13%, 09/14/21(a)	278	287,081
5.38%, 07/08/19	399	400,887
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)	1,000	1,044,434
Telefonica Emisiones SA 5.13%, 04/27/20(a)	2,342	2,392,733
5.46%, 02/16/21	559	583,835
5.88%, 07/15/19	357	359,236
Telefonica Emisiones SAU, 4.57%, 04/27/23	1,000	1,059,101
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	848	840,348
2.63%, 02/21/20	1,033	1,033,230
2.95%, 03/15/22(a)	1,649	1,659,787
3.13%, 03/16/22	1,860	1,879,927
3.45%, 03/15/21	10	10,133
3.50%, 11/01/21	722	736,355
4.60%, 04/01/21	210	217,472
5.15%, 09/15/23	3,760	4,113,800
Vodafone Group PLC 2.50%, 09/26/22(a)	896	882,482
2.95%, 02/19/23	1,284	1,278,844

Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.75%, 01/16/24	$2,048	$2,083,303
4.38%, 03/16/21(a)	100	102,821

		52,800,241

Textiles — 0.0%
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	476	476,155

Transportation — 0.8%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	1,366	1,378,743
3.05%, 03/15/22 (Call 12/15/21)(a)	250	252,668
3.05%, 09/01/22 (Call 06/01/22)	530	535,973
3.85%, 09/01/23 (Call 06/01/23)	75	78,303
4.70%, 10/01/19	1,320	1,332,282
CSX Corp. 3.70%, 10/30/20 (Call 07/30/20)	184	186,048
3.70%, 11/01/23 (Call 08/01/23)	25	25,792
FedEx Corp. 2.63%, 08/01/22	1,215	1,206,000
3.40%, 01/14/22	370	375,389
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	75	75,158
3.00%, 04/01/22 (Call 01/01/22)	841	844,449
3.25%, 12/01/21 (Call 09/01/21)	25	25,251
5.90%, 06/15/19	340	341,396
Ryder System Inc., 3.65%, 03/18/24 (Call 02/18/24)	300	306,106
Union Pacific Corp. 3.15%, 03/01/24 (Call 02/01/24)	130	131,581
3.20%, 06/08/21	746	754,554
3.50%, 06/08/23 (Call 05/08/23)	1,045	1,071,462
4.00%, 02/01/21 (Call 11/01/20)(a)	210	214,208
4.16%, 07/15/22 (Call 04/15/22)	1,025	1,064,295
United Parcel Service Inc. 2.35%, 05/16/22 (Call 04/16/22)	500	496,191
2.45%, 10/01/22	1,321	1,313,500
2.50%, 04/01/23 (Call 03/01/23)	1,615	1,607,296
3.13%, 01/15/21	315	317,939

		13,934,584

Total Corporate Bonds & Notes — 98.7% (Cost: $1,662,198,192)		1,673,837,300

U.S. Government Obligations

U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 2.63%, 12/31/23(a)	3,000	3,045,415

Total U.S. Government Obligations — 0.2% (Cost: $3,015,720)		3,045,415

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	57,261	57,283,639

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	15,523	$15,523,138

		72,806,777

Total Short-Term Investments — 4.3% (Cost: $72,787,071)		72,806,777

Total Investments in Securities — 103.2% (Cost: $1,738,000,983)		1,749,689,492

Other Assets, Less Liabilities — (3.2)%		(54,009,060)

Net Assets — 100.0%		$1,695,680,432

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	88,459	—		(31,198	)(b)	57,261	$57,283,639	$136,932	(c)	$10,324		$12,716
BlackRock Cash Funds: Treasury, SL Agency Shares	8,049	7,474	(b)	—		15,523	15,523,138	156,696		—		—
PNC Bank N.A.
1.70%, 12/07/18(d)	650	—		(650)		—	N/A	1,187		—		519
1.80%, 11/05/18(d)	900	—		(900)		—	N/A	174		—		71
1.95%, 03/04/19(d)	900	—		(900)		—	N/A	5,479		—		3,148
2.00%, 05/19/20(d)	1,100	250		—		1,350	N/A	15,681		—		7,774
2.15%, 04/29/21(d)	690	25		—		715	N/A	9,371		—		12,793
2.30%, 06/01/20(d)	500	500		—		1,000	N/A	6,835		—		7,080
2.45%, 11/05/20(d)	900	550		—		1,450	N/A	17,577		—		5,714
2.45%, 07/28/22(d)	900	—		—		900	N/A	11,417		—		31,808
2.50%, 01/22/21(d)	673	410		—		1,083	N/A	13,214		—		3,561
2.55%, 12/09/21(d)	250	50		—		300	N/A	3,325		—		7,309
2.63%, 02/17/22(d)	625	—		—		625	N/A	7,861		—		20,615
2.70%, 11/01/22(d)	475	200		—		675	N/A	9,103		—		12,246
2.95%, 01/30/23(d)	1,100	250		—		1,350	N/A	19,088		—		28,265
3.50%, 06/08/23(d)	1,000	—		—		1,000	N/A	17,258		—		9,064
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20(d)	390	275		—		665	N/A	5,995		—		1,493
6.88%, 05/15/19(d)	4,186	—		(125)		4,061	N/A	57,586		(43)		3,853

							$72,806,777	$494,779		$10,281		$168,029

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,673,837,300	$—	$1,673,837,300
U.S. Government Obligations	—	3,045,415	—	3,045,415
Money Market Funds	72,806,777	—	—	72,806,777

	$72,806,777	$1,676,882,715	$—	$1,749,689,492

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) April 30, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.0%
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)(a)	$25	$26,313
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	50	51,464
Northrop Grumman Corp. 3.20%, 02/01/27 (Call 11/01/26)	25	24,647
3.25%, 01/15/28 (Call 10/15/27)	25	24,584
United Technologies Corp. 2.80%, 05/04/24 (Call 03/04/24)	50	49,462
4.13%, 11/16/28 (Call 08/16/28)	25	26,081

		202,551

Agriculture — 1.2%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	25	25,927
BAT Capital Corp. 3.22%, 08/15/24 (Call 06/15/24)	25	24,474
3.56%, 08/15/27 (Call 05/15/27)	25	23,813
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)	50	48,669

		122,883

Auto Manufacturers — 1.8%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	50	49,178
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	50	49,839
General Motors Financial Co. Inc., 4.30%, 07/13/25 (Call 04/13/25)	50	49,890
Toyota Motor Credit Corp., 3.05%, 01/11/28	25	24,933

		173,840

Banks — 26.0%
Bank of America Corp. 3.37%, 01/23/26 (Call 01/23/25)(b)	35	35,022
3.50%, 04/19/26	75	75,652
3.97%, 03/05/29 (Call 03/05/28)(b)	25	25,535
4.20%, 08/26/24	125	129,481
Series L, 4.18%, 11/25/27 (Call 11/25/26)	75	76,611
Bank of New York Mellon Corp. (The) 2.80%, 05/04/26 (Call 02/04/26)	25	24,580
3.25%, 05/16/27 (Call 02/16/27)	50	50,269
Bank of Nova Scotia (The), 4.50%, 12/16/25	25	26,214
BB&T Corp. 2.85%, 10/26/24 (Call 09/26/24)	25	24,923
3.70%, 06/05/25 (Call 05/05/25)	25	25,838
Citigroup Inc. 3.20%, 10/21/26 (Call 07/21/26)	75	73,603
3.67%, 07/24/28 (Call 07/24/27)(b)	50	50,103
3.75%, 06/16/24	25	25,728
3.89%, 01/10/28 (Call 01/10/27)(b)	50	50,895
4.04%, 06/01/24 (Call 06/01/23)(b)	25	25,788
4.08%, 04/23/29 (Call 04/23/28)(b)	25	25,652
4.40%, 06/10/25	50	52,115
Deutsche Bank AG/London, 3.70%, 05/30/24	50	48,042
Goldman Sachs Group Inc. (The) 3.50%, 11/16/26 (Call 11/16/25)	125	123,301
3.69%, 06/05/28 (Call 06/05/27)(b)	50	49,489
3.81%, 04/23/29 (Call 04/23/28)(b)	25	24,826
HSBC USA Inc., 3.50%, 06/23/24	150	152,307
JPMorgan Chase & Co. 3.22%, 03/01/25 (Call 03/01/24)(b)	125	124,837
3.51%, 01/23/29 (Call 01/23/28)(b)	25	24,769
4.13%, 12/15/26	50	51,721
4.25%, 10/01/27	100	104,141
KeyCorp., 4.10%, 04/30/28	50	52,367
Mitsubishi UFJ Financial Group Inc., 3.68%, 02/22/27	75	76,788

Security	Par (000)	Value

Banks (continued)
Morgan Stanley 3.59%, 07/22/28 (Call 07/22/27)(b)	$50	$49,925
3.63%, 01/20/27	100	100,825
4.00%, 07/23/25	100	103,886
4.35%, 09/08/26	25	25,943
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	15	15,665
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	60	59,801
Royal Bank of Canada, 4.65%, 01/27/26(a)	25	26,608
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	25	25,982
State Street Corp., 3.55%, 08/18/25	50	51,740
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26(a)	75	71,890
3.45%, 01/11/27	50	50,444
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	26,087
U.S. Bancorp., 3.10%, 04/27/26 (Call 03/27/26)	75	74,387
Wells Fargo & Co. 4.10%, 06/03/26	100	102,436
4.15%, 01/24/29 (Call 10/25/28)(a)	100	103,991
Westpac Banking Corp., 3.35%, 03/08/27	50	50,234

		2,570,441

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(c)	63	63,223
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (Call 01/13/28)	25	25,500
4.75%, 01/23/29 (Call 10/23/28)	25	26,768
Coca-Cola Co. (The), 2.88%, 10/27/25	50	50,401
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	25	24,735
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)(a)(c)	35	36,632
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	25	23,982
PepsiCo Inc., 3.00%, 10/15/27 (Call 07/15/27)	50	49,804

		301,045

Biotechnology — 1.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	50	51,415
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	25	25,782
Celgene Corp. 3.63%, 05/15/24 (Call 02/15/24)	25	25,386
3.90%, 02/20/28 (Call 11/20/27)	25	25,531
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	50	51,020

		179,134

Building Materials — 0.3%
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	25	25,592

Chemicals — 1.1%
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)(a)	25	25,325
DowDuPont Inc., 4.73%, 11/15/28 (Call 08/15/28)	50	54,343
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)(a)	25	24,684

		104,352

Commercial Services — 0.3%
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	25	26,859

Computers — 3.4%
Apple Inc. 3.00%, 11/13/27 (Call 08/13/27)	50	49,568
3.20%, 05/11/27 (Call 02/11/27)	25	25,157
3.25%, 02/23/26 (Call 11/23/25)	100	101,362
3.45%, 05/06/24	25	25,770
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(c)	50	54,275

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	$25	$26,665
International Business Machines Corp., 7.00%, 10/30/25	25	30,727
Seagate HDD Cayman, 4.75%, 01/01/25	25	24,437

		337,961

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 2.70%, 02/02/26	25	24,763

Diversified Financial Services — 4.6%
Air Lease Corp., 3.63%, 04/01/27 (Call 01/01/27)	25	24,103
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	25	25,389
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	100	99,135
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	24,891
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	25	25,180
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	50	50,152
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	25	26,067
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	25	25,090
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	25	24,932
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	50	50,634
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	25,096
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	50	50,736

		451,405

Electric — 3.1%
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	25	26,523
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	25	26,529
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	25	24,169
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	25	25,068
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	25	25,311
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	25	25,317
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	50	50,514
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	50	49,319
Virginia Electric & Power Co., Series A, 3.15%, 01/15/26 (Call 10/15/25)	50	49,926

		302,676

Environmental Control — 0.5%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	25	25,055
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	25	24,815

		49,870

Food — 1.8%
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	25	26,544
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	25	26,101
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	50	47,170
Kroger Co. (The), 3.50%, 02/01/26 (Call 11/01/25)	25	24,643
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	25	24,811
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	25	24,747

		174,016

Forest Products & Paper — 0.3%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	25	25,562

Health Care – Products — 2.3%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	28	29,124
Becton Dickinson and Co., 3.36%, 06/06/24 (Call 04/06/24)	50	50,053
Boston Scientific Corp., 3.85%, 05/15/25	25	25,807
Medtronic Inc., 3.50%, 03/15/25	50	51,473
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	25	25,338
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	50	48,538

		230,333

Security	Par (000)	Value

Health Care – Services — 2.7%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	$25	$25,055
Anthem Inc. 3.50%, 08/15/24 (Call 05/15/24)	50	50,631
4.10%, 03/01/28 (Call 12/01/27)	25	25,579
Cigna Holding Co., 3.25%, 04/15/25 (Call 01/15/25)	25	24,782
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)(a)	35	35,926
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	25	25,559
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	25	24,936
UnitedHealth Group Inc., 3.45%, 01/15/27	50	50,679

		263,147

Housewares — 0.2%
Newell Brands Inc., 4.00%, 12/01/24 (Call 09/01/24)	25	24,100

Insurance — 1.8%
Aflac Inc., 3.63%, 11/15/24	25	25,874
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	50	50,534
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	25	25,581
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	25	25,122
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	23,076
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	25	25,459

		175,646

Internet — 1.8%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	50	47,179
Amazon.com Inc. 2.80%, 08/22/24 (Call 06/22/24)	25	24,995
3.15%, 08/22/27 (Call 05/22/27)	50	50,321
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	25	25,527
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	25	26,642

		174,664

Machinery — 0.5%
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	25	25,683
Wabtec Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	25,757

		51,440

Manufacturing — 0.6%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	25	24,654
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	25	24,555
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	15	15,170

		64,379

Media — 3.8%
CBS Corp., 3.50%, 01/15/25 (Call 10/15/24)	50	50,227
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	25	24,255
4.91%, 07/23/25 (Call 04/23/25)	25	26,501
Comcast Corp. 2.35%, 01/15/27 (Call 10/15/26)	50	46,776
3.95%, 10/15/25 (Call 08/15/25)	75	78,565
4.15%, 10/15/28 (Call 07/15/28)	25	26,438
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	25	24,597
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	50	49,667
Warner Media LLC, 3.60%, 07/15/25 (Call 04/15/25)	50	50,556

		377,582

Oil & Gas — 4.6%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	25	28,118
BP Capital Markets America Inc., 4.23%, 11/06/28 (Call 08/06/28)	25	26,703

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)	$25	$24,938
3.54%, 11/04/24	50	51,235
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	25	25,234
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	25	25,007
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	25	25,185
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	25	26,072
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	50	50,252
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	25	25,368
Occidental Petroleum Corp., 3.00%, 02/15/27 (Call 11/15/26)	25	24,243
Shell International Finance BV, 3.25%, 05/11/25	75	76,439
Total Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	25	25,543
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	25	24,607

		458,944

Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	25	25,564

Packaging & Containers — 0.3%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	25	25,235

Pharmaceuticals — 7.2%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)(a)	50	50,240
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	50	50,497
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	25	24,487
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	25	24,496
Cigna Corp., 4.13%, 11/15/25 (Call 09/15/25)(c)	50	51,645
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)	50	47,210
4.10%, 03/25/25 (Call 01/25/25)	35	35,636
4.30%, 03/25/28 (Call 12/25/27)	75	75,786
Express Scripts Holding Co., 4.50%, 02/25/26 (Call 11/27/25)	50	52,201
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	26,159
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	50	48,787
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	25	25,459
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	25	24,514
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	50	50,345
Pfizer Inc. 3.00%, 12/15/26(a)	25	24,903
3.45%, 03/15/29 (Call 12/15/28)	25	25,382
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	50	48,688
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)	25	24,094

		710,529

Pipelines — 4.5%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	26,134
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	25	25,483
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	25	26,057
Energy Transfer Operating LP, 4.20%, 04/15/27 (Call 01/15/27)	50	50,295
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	25	26,326
Kinder Morgan Inc./DE, 4.30%, 06/01/25 (Call 03/01/25)	25	26,205
MPLX LP 4.13%, 03/01/27 (Call 12/01/26)	25	25,272
4.80%, 02/15/29 (Call 11/15/28)	25	26,578
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	25	26,680
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	25	26,148

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	$25	$25,288
5.88%, 06/30/26 (Call 12/31/25)	50	55,624
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	25	26,036
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	25	24,913
3.90%, 01/15/25 (Call 10/15/24)	25	25,532

		442,571

Real Estate Investment Trusts — 3.6%
American Tower Corp., 4.00%, 06/01/25 (Call 03/01/25)	50	51,617
Boston Properties LP, 2.75%, 10/01/26 (Call 07/01/26)	50	47,585
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	25	25,184
Crown Castle International Corp. 3.80%, 02/15/28 (Call 11/15/27)	25	24,953
4.00%, 03/01/27 (Call 12/01/26)(a)	25	25,386
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 06/15/27)	25	24,912
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	25	26,343
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	25	26,327
Simon Property Group LP, 3.38%, 06/15/27 (Call 03/15/27)	50	50,501
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	25	26,125
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	25,818

		354,751

Retail — 3.3%
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	25	25,034
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	25	25,174
Home Depot Inc. (The), 3.00%, 04/01/26 (Call 01/01/26)	50	50,171
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	50	48,789
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	50	51,404
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	25	25,924
Target Corp., 3.50%, 07/01/24(a)	25	25,860
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	25	24,131
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	50	52,343

		328,830

Semiconductors — 2.2%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	25	25,237
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/28 (Call 10/15/27)(a)	25	22,994
3.88%, 01/15/27 (Call 10/15/26)	25	23,854
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(c)	25	24,836
Intel Corp. 2.88%, 05/11/24 (Call 03/11/24)	25	25,101
3.15%, 05/11/27 (Call 02/11/27)	50	50,331
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	50	49,697

		222,050

Software — 2.5%
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	25	24,193
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	100	102,419
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)	50	48,346
2.95%, 05/15/25 (Call 02/15/25)	25	24,875
3.25%, 11/15/27 (Call 08/15/27)	25	25,102
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	25	24,290

		249,225

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications — 3.4%
AT&T Inc. 3.40%, 05/15/25 (Call 02/15/25)	$50	$50,211
4.10%, 02/15/28 (Call 11/15/27)	25	25,560
4.13%, 02/17/26 (Call 11/17/25)	50	51,684
Cisco Systems Inc., 2.50%, 09/20/26 (Call 06/20/26)	50	48,559
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)	25	25,605
Verizon Communications Inc. 4.13%, 03/16/27	50	52,725
4.33%, 09/21/28	50	53,456
Vodafone Group PLC, 4.38%, 05/30/28	25	25,708

		333,508

Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25 (Call 01/01/25)	50	50,452
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	25	24,839
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	50	52,513
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	25	24,925

		152,729

Total Corporate Bonds & Notes — 98.5% (Cost: $9,724,569)		9,738,177

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.59%(d)(e)(f)	589	589,401

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	50	$50,079

		639,480

Total Short-Term Investments — 6.5% (Cost: $639,273)		639,480

Total Investments in Securities — 105.0% (Cost: $10,363,842)		10,377,657

Other Assets, Less Liabilities — (5.0)%		(491,222)

Net Assets — 100.0%		$9,886,435

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	530	59	(b)	—	589	$589,401	$2,033	(c)	$33		$108
BlackRock Cash Funds: Treasury, SL Agency Shares	37	13	(b)	—	50	50,079	561		—		—
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27(d)	60	—		—	60	N/A	941		—		3,799

						$639,480	$3,535		$33		$3,907

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,738,177	$—	$9,738,177
Money Market Funds	639,480	—	—	639,480

	$639,480	$9,738,177	$—	$10,377,657

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.6%
Lockheed Martin Corp.
4.09%, 09/15/52 (Call 03/15/52)	$25	$25,301
4.70%, 05/15/46 (Call 11/15/45)	25	28,046
Northrop Grumman Corp., 4.03%, 10/15/47 (Call 04/15/47)	25	24,528
United Technologies Corp.
4.05%, 05/04/47 (Call 11/04/46)	50	48,543
4.63%, 11/16/48 (Call 05/16/48)	25	26,474

		152,892

Agriculture — 2.2%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	50	41,787
5.95%, 02/14/49 (Call 08/14/48)	25	27,009
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	26,881
BAT Capital Corp., 4.39%, 08/15/37 (Call 02/15/37)	50	45,371
Philip Morris International Inc., 4.38%, 11/15/41	50	49,805
Reynolds American Inc., 5.85%, 08/15/45 (Call 02/12/45)	25	25,923

		216,776

Auto Manufacturers — 0.9%
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	40	36,615
General Motors Co., 6.60%, 04/01/36 (Call 10/01/35)(a)	50	54,887

		91,502

Banks — 11.7%
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37)(b)	25	25,761
5.00%, 01/21/44(a)	100	113,287
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	25	24,653
Citigroup Inc.
4.75%, 05/18/46	50	52,341
8.13%, 07/15/39	50	75,138
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	60,792
Fifth Third Bancorp., 8.25%, 03/01/38	25	35,102
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	25	24,301
4.80%, 07/08/44 (Call 01/08/44)	50	53,157
6.75%, 10/01/37	75	92,333
HSBC Holdings PLC, 6.50%, 09/15/37	100	125,846
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)(b)	25	24,176
4.95%, 06/01/45	50	55,448
6.40%, 05/15/38	100	131,004
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	50	49,136
4.38%, 01/22/47	50	51,892
Wells Fargo & Co.
4.90%, 11/17/45	85	91,001
5.38%, 11/02/43	50	56,372

		1,141,740

Beverages — 4.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)(c)	100	101,396
4.90%, 02/01/46 (Call 08/01/45)(c)	100	101,353
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38 (Call 10/15/37)	25	24,336
5.55%, 01/23/49 (Call 07/23/48)	25	27,760
5.80%, 01/23/59 (Call 07/23/58)	25	28,369

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC, 5.88%, 09/30/36	$25	$31,177
Molson Coors Brewing Co., 5.00%, 05/01/42	25	25,015
PepsiCo Inc., 3.45%, 10/06/46 (Call 04/06/46)	50	48,022

		387,428

Biotechnology — 1.8%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	50	49,156
4.66%, 06/15/51 (Call 12/15/50)	25	25,254
Celgene Corp., 5.00%, 08/15/45 (Call 02/15/45)	25	26,774
Gilead Sciences Inc., 4.75%, 03/01/46 (Call 09/01/45)	75	78,156

		179,340

Chemicals — 1.3%
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	24,187
5.25%, 11/15/41 (Call 05/15/41)	25	26,670
DowDuPont Inc., 5.42%, 11/15/48 (Call 05/15/48)	25	28,799
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	25	23,078
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	25	24,771

		127,505

Commercial Services — 0.3%
Massachusetts Institute of Technology, 4.68%, 07/01/14	25	29,127

Computers — 2.2%
Apple Inc.
3.85%, 05/04/43	75	74,844
4.65%, 02/23/46 (Call 08/23/45)	50	55,297
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (Call 01/15/46)(a)(c)	25	30,707
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 (Call 04/15/45)(a)	25	26,540
International Business Machines Corp., 4.00%, 06/20/42	25	24,376

		211,764

Diversified Financial Services — 1.3%
American Express Co., 4.05%, 12/03/42	15	15,382
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	25	30,285
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	25	23,143
Visa Inc., 4.30%, 12/14/45 (Call 06/14/45)	50	54,500

		123,310

Electric — 6.6%
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	25	23,272
Berkshire Hathaway Energy Co.
4.45%, 01/15/49 (Call 07/15/48)	25	26,503
5.15%, 11/15/43 (Call 05/15/43)	50	57,443
Consolidated Edison Co. of New York Inc., 4.50%, 12/01/45 (Call 06/01/45)	50	53,434
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	85	78,696
Duke Energy Indiana LLC, 6.35%, 08/15/38	25	33,047
Exelon Generation Co. LLC, 6.25%, 10/01/39	50	57,244
FirstEnergy Corp., Series C, 7.38%, 11/15/31	25	33,024
Florida Power & Light Co., 5.69%, 03/01/40	25	31,338
Georgia Power Co., 4.30%, 03/15/42	75	75,009
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42 (Call 12/01/41)	25	30,064
Sempra Energy, 3.80%, 02/01/38 (Call 08/01/37)	25	23,018
South Carolina Electric & Gas Co., 4.35%, 02/01/42 (Call 08/01/41)	13	13,582
Southern California Edison Co., 4.65%, 10/01/43 (Call 04/01/43)	50	50,295

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., Series D, 4.65%, 08/15/43 (Call 02/15/43)	$50	$54,435

		640,404

Food — 1.7%
General Mills Inc., 4.55%, 04/17/38 (Call 10/17/37)	15	15,119
Kraft Heinz Foods Co., 5.00%, 06/04/42	75	72,354
Kroger Co. (The), 4.45%, 02/01/47 (Call 08/01/46)	25	22,941
Sysco Corp., 4.85%, 10/01/45 (Call 04/01/45)	25	26,643
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	25	26,003

		163,060

Forest Products & Paper — 0.5%
International Paper Co., 4.80%, 06/15/44 (Call 12/15/43)	50	49,249

Gas — 0.5%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	25,660
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	25	25,514

		51,174

Health Care – Products — 1.4%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)(a)	50	57,170
Becton Dickinson and Co., 4.67%, 06/06/47 (Call 12/06/46)(a)	25	25,719
Koninklijke Philips NV, 5.00%, 03/15/42	25	27,428
Medtronic Inc., 4.63%, 03/15/45	25	27,984

		138,301

Health Care – Services — 2.2%
Aetna Inc., 6.63%, 06/15/36	25	29,494
Anthem Inc., 4.63%, 05/15/42	50	50,371
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	15	13,079
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	20	20,975
UnitedHealth Group Inc.
4.20%, 01/15/47 (Call 07/15/46)	75	76,235
4.75%, 07/15/45	25	27,484

		217,638

Household Products & Wares — 0.3%
Kimberly-Clark Corp., 6.63%, 08/01/37(a)	25	33,670

Insurance — 3.9%
Allstate Corp. (The), 4.20%, 12/15/46 (Call 06/15/46)	25	25,746
American International Group Inc., 4.50%, 07/16/44 (Call 01/16/44)	65	63,477
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(a)	15	14,868
Berkshire Hathaway Finance Corp.
4.25%, 01/15/49 (Call 07/15/48)	25	26,064
5.75%, 01/15/40	25	31,059
Chubb INA Holdings Inc., 4.35%, 11/03/45 (Call 05/03/45)	25	27,177
Marsh & McLennan Companies Inc., 4.75%, 03/15/39 (Call 09/15/38)	25	27,141
MetLife Inc., 5.70%, 06/15/35	50	61,285
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	25	25,790
Prudential Financial Inc., 3.91%, 12/07/47 (Call 06/07/47)	35	34,068
Travelers Companies Inc. (The), 4.60%, 08/01/43	35	38,760

		375,435

Internet — 0.8%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	50	51,505
4.25%, 08/22/57 (Call 02/22/57)	25	26,348

		77,853

Machinery — 0.5%
Caterpillar Inc., 3.80%, 08/15/42	50	50,681

Security	Par (000)	Value

Manufacturing — 2.5%
Eaton Corp., 4.15%, 11/02/42	$25	$24,937
General Electric Co.
4.13%, 10/09/42	50	43,833
5.88%, 01/14/38	100	107,949
Series A, 6.75%, 03/15/32	10	11,677
Illinois Tool Works Inc., 4.88%, 09/15/41 (Call 03/15/41)	25	28,700
Parker-Hannifin Corp., 4.10%, 03/01/47 (Call 09/01/46)	25	25,157

		242,253

Media — 6.6%
CBS Corp., 4.90%, 08/15/44 (Call 02/15/44)	25	24,838
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (Call 04/23/45)	75	84,936
Comcast Corp.
4.00%, 08/15/47 (Call 02/15/47)	25	24,411
4.00%, 03/01/48 (Call 09/01/47)	25	24,386
4.00%, 11/01/49 (Call 05/01/49)	39	37,950
4.05%, 11/01/52 (Call 05/01/52)	82	79,679
4.25%, 10/15/30 (Call 07/15/30)	50	53,112
4.60%, 10/15/38 (Call 04/15/38)	25	26,865
4.70%, 10/15/48 (Call 04/15/48)	25	27,131
Discovery Communications LLC, 6.35%, 06/01/40	25	28,021
Time Warner Cable LLC, 7.30%, 07/01/38	50	58,273
TWDC Enterprises 18 Corp., 3.00%, 07/30/46	25	21,836
Viacom Inc., 6.88%, 04/30/36	35	41,311
Walt Disney Co. (The), 6.15%, 02/15/41(c)	65	85,521
Warner Media LLC, 4.85%, 07/15/45 (Call 01/15/45)	25	25,514

		643,784

Mining — 1.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	25	28,737
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	25	29,149
Newmont Mining Corp., 6.25%, 10/01/39	25	30,207
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	29,407

		117,500

Oil & Gas — 6.5%
Anadarko Petroleum Corp., 6.60%, 03/15/46 (Call 09/15/45)	35	47,046
Apache Corp., 5.10%, 09/01/40 (Call 03/01/40)	25	24,960
Cenovus Energy Inc., 5.40%, 06/15/47 (Call 12/15/46)	25	26,114
ConocoPhillips Co., 5.95%, 03/15/46 (Call 09/15/45)	50	65,608
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	26,084
Encana Corp., 6.50%, 08/15/34	25	30,100
Equinor ASA, 3.95%, 05/15/43	25	25,441
Exxon Mobil Corp., 4.11%, 03/01/46 (Call 09/01/45)	25	26,608
Hess Corp., 5.80%, 04/01/47 (Call 10/01/46)	35	38,015
Marathon Oil Corp., 6.60%, 10/01/37	15	18,171
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	25	30,383
Noble Energy Inc., 5.05%, 11/15/44 (Call 05/15/44)	25	25,813
Occidental Petroleum Corp., 4.40%, 04/15/46 (Call 10/15/45)	25	25,162
Phillips 66, 4.65%, 11/15/34 (Call 05/15/34)	50	53,676
Shell International Finance BV, 4.38%, 05/11/45	100	107,995
Suncor Energy Inc., 6.50%, 06/15/38	25	31,882
Valero Energy Corp., 4.90%, 03/15/45	25	26,289

		629,347

Oil & Gas Services — 0.6%
Halliburton Co., 5.00%, 11/15/45 (Call 05/15/45)	50	53,425

Pharmaceuticals — 7.5%
AbbVie Inc., 4.70%, 05/14/45 (Call 11/14/44)	75	72,132
Allergan Funding SCS, 4.55%, 03/15/35 (Call 09/15/34)	50	49,145
AstraZeneca PLC, 6.45%, 09/15/37	50	63,273

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp., 4.90%, 12/15/48 (Call 06/15/48)(c)	$25	$25,192
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	25	24,316
5.05%, 03/25/48 (Call 09/25/47)	75	73,805
5.13%, 07/20/45 (Call 01/20/45)	25	24,845
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	25	25,624
Express Scripts Holding Co., 4.80%, 07/15/46 (Call 01/15/46)	25	24,729
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	25	33,006
Johnson & Johnson, 3.55%, 03/01/36 (Call 09/01/35)	100	100,091
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	25	24,478
3.90%, 03/07/39 (Call 09/07/38)	25	25,534
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	25	22,841
Novartis Capital Corp., 4.40%, 05/06/44	25	27,427
Pfizer Inc.
3.90%, 03/15/39 (Call 09/15/38)	25	25,519
7.20%, 03/15/39	60	86,276

		728,233

Pipelines — 4.9%
Enbridge Inc., 4.50%, 06/10/44 (Call 12/10/43)	25	25,285
Energy Transfer Operating LP
5.30%, 04/15/47 (Call 10/15/46)	50	49,691
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	25	27,248
Enterprise Products Operating LLC, 4.85%, 03/15/44 (Call 09/15/43)	75	79,302
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	50	54,631
5.55%, 06/01/45 (Call 12/01/44)	50	54,452
MPLX LP, 4.50%, 04/15/38 (Call 10/15/37)	35	33,638
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	20	22,456
Plains All American Pipeline LP/PAA Finance Corp., 4.90%, 02/15/45 (Call 08/15/44)	25	24,120
TransCanada PipeLines Ltd., 7.63%, 01/15/39	50	68,285
Williams Companies Inc. (The), 5.10%, 09/15/45 (Call 03/15/45)	35	35,924

		475,032

Real Estate Investment Trusts — 0.3%
Simon Property Group LP, 6.75%, 02/01/40 (Call 11/01/39)	25	33,501

Retail — 3.4%
Home Depot Inc. (The), 4.25%, 04/01/46 (Call 10/01/45)	75	79,017
Lowe’s Companies Inc., 3.70%, 04/15/46 (Call 10/15/45)	50	44,703
McDonald’s Corp., 4.45%, 03/01/47 (Call 09/01/46)	50	50,817
Starbucks Corp., 4.50%, 11/15/48 (Call 05/15/48)(a)	25	25,320
Target Corp., 3.63%, 04/15/46	25	23,709
Walgreens Boots Alliance Inc., 4.65%, 06/01/46 (Call 12/01/45)	25	22,879
Walmart Inc., 4.30%, 04/22/44 (Call 10/22/43)	75	80,924

		327,369

Semiconductors — 0.9%
Intel Corp., 4.10%, 05/11/47 (Call 11/11/46)	50	51,924
QUALCOMM Inc., 4.30%, 05/20/47 (Call 11/20/46)(a)	35	35,350

		87,274

Software — 3.9%
Microsoft Corp.
3.70%, 08/08/46 (Call 02/08/46)	75	75,230
4.10%, 02/06/37 (Call 08/06/36)	75	80,570
4.50%, 02/06/57 (Call 08/06/56)	75	84,587

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp.
4.00%, 11/15/47 (Call 05/15/47)	$25	$24,780
5.38%, 07/15/40	100	118,450

		383,617

Telecommunications — 9.0%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	50	47,274
4.50%, 03/09/48 (Call 09/09/47)	50	48,054
4.75%, 05/15/46 (Call 11/15/45)	25	24,824
5.15%, 11/15/46 (Call 05/15/46)	25	26,143
5.25%, 03/01/37 (Call 09/01/36)	75	80,406
5.70%, 03/01/57 (Call 09/01/56)	50	56,377
British Telecommunications PLC, 9.63%, 12/15/30	25	36,185
Cisco Systems Inc., 5.90%, 02/15/39	25	32,495
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	34,944
Orange SA, 9.00%, 03/01/31	35	51,281
Rogers Communications Inc., 4.30%, 02/15/48 (Call 08/15/47)	25	24,964
Telefonica Emisiones SAU, 7.05%, 06/20/36	50	61,951
Verizon Communications Inc.
4.40%, 11/01/34 (Call 05/01/34)	75	79,006
4.86%, 08/21/46	100	108,716
5.01%, 08/21/54	100	110,834
Vodafone Group PLC
4.38%, 02/19/43	25	23,139
5.25%, 05/30/48	25	25,552

		872,145

Transportation — 3.2%
Burlington Northern Santa Fe LLC
4.13%, 06/15/47 (Call 12/15/46)	75	77,658
5.15%, 09/01/43 (Call 03/01/43)	25	29,273
Canadian Pacific Railway Co., 4.80%, 08/01/45 (Call 02/01/45)	25	27,692
CSX Corp., 3.80%, 11/01/46 (Call 05/01/46)	50	47,250
FedEx Corp., 4.10%, 02/01/45	50	45,394
Norfolk Southern Corp., 3.94%, 11/01/47 (Call 05/01/47)	31	30,161
Union Pacific Corp., 4.00%, 04/15/47 (Call 10/15/46)	35	34,437
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)(a)	25	23,790

		315,655

Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	25	23,513

Total Corporate Bonds & Notes — 96.4% (Cost: $9,503,510)		9,391,497

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	423	422,912
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	257	256,828

		679,740

Total Short-Term Investments — 7.0% (Cost: $679,683)		679,740

Total Investments in Securities — 103.4% (Cost: $10,183,193)		10,071,237

Other Assets, Less Liabilities — (3.4)%		(330,792)

Net Assets — 100.0%		$9,740,445

(a)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	503	(80)	423	$422,912	$690	(b)	$68		$16
BlackRock Cash Funds: Treasury, SL Agency Shares	345	(88)	257	256,828	3,282		—		—

				$679,740	$3,972		$68		$16

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,391,497	$—	$9,391,497
Money Market Funds	679,740	—	—	679,740

	$679,740	$9,391,497	$—	$10,071,237

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 3.0%
Australia & New Zealand Banking Group Ltd., Series TCD, 3.25%, 06/03/20(a)	AUD	100	$71,452
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	100	114,680
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	100	113,106
LeasePlan Corp. NV, 1.38%, 03/07/24(a)	EUR	100	114,486
National Australia Bank Ltd.
0.63%, 08/30/23(a)	EUR	100	114,144
4.00%, 12/16/21	AUD	50	37,036
Unione di Banche Italiane SpA, 1.50%, 04/10/24(a)	EUR	100	111,619
Westpac Banking Corp., 0.63%, 11/22/24(a)	EUR	100	113,728

			790,251

Austria — 0.9%
Raiffeisen Bank International AG, 0.25%, 07/05/21(a)	EUR	100	112,096
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	119,007

			231,103

Brazil — 0.4%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	USD	100	105,442

Canada — 0.7%
Brookfield Renewable Partners ULC, 4.25%, 01/15/29 (Call 10/15/28)	CAD	75	57,862
Ontario Power Generation Inc., 4.25%, 01/18/49 (Call 07/18/48)	CAD	35	28,188
Toronto-Dominion Bank (The), 1.85%, 09/11/20	USD	100	99,051

			185,101

China — 2.0%
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(a)	USD	200	196,438
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	100	115,818
China Development Bank, 0.38%, 11/16/21(a)	EUR	100	112,680
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	100	114,170

			539,106

Denmark — 0.4%
Orsted AS, 2.25%, 11/24/17 (Call 08/24/24)(a)(b)	EUR	100	112,961

Finland — 0.4%
Nordea Bank Abp, 0.30%, 06/30/22(a)	EUR	100	113,129

France — 8.4%
ALD SA, 1.25%, 10/11/22(a)	EUR	100	115,235
BNP Paribas SA, 1.00%, 04/17/24(a)	EUR	100	114,468
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	200	230,116
2.25%, 04/27/21(a)	EUR	100	117,415
3.63%, 10/13/25 (07/13/25)(c)(d)	USD	150	152,647
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	113,479
1.38%, (Call 01/16/23)(a)(b)(e)	EUR	100	110,675
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	100	118,743
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	100	121,006
3.25%, (Call 11/28/24)(a)(b)(e)	EUR	100	119,430
HSBC France SA, 0.63%, 12/03/20	EUR	100	113,550
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	100	113,914
SNCF Reseau EPIC
1.00%, 11/09/31(a)	EUR	100	114,056
1.88%, 03/30/34(a)	EUR	100	124,402
2.25%, 12/20/47(a)	EUR	100	125,809
Societe Generale SA, 0.13%, 10/05/21(a)	EUR	100	112,542

Security		Par (000)	Value

France (continued)
Unibail-Rodamco SE, 2.50%, 02/26/24(a)	EUR	150	$186,482

			2,203,969

Germany — 10.7%
Berlin Hyp AG
0.13%, 05/05/22(a)	EUR	50	56,597
0.13%, 10/23/23	EUR	100	113,004
0.50%, 09/26/23(a)	EUR	100	112,126
1.13%, 10/25/27(a)	EUR	100	113,692
Deutsche Hypothekenbank AG, 0.25%, 12/10/24(a)	EUR	100	113,306
Deutsche Kreditbank AG, 0.75%, 09/26/24(a)	EUR	100	112,522
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	50	60,027
Innogy Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	100	115,083
KfW
0.05%, 05/30/24	EUR	150	170,418
0.13%, 10/27/20(a)	EUR	150	169,653
0.25%, 06/30/25	EUR	200	229,289
0.38%, 07/22/19(a)	EUR	50	56,149
0.50%, 09/28/26(a)	EUR	100	116,026
1.63%, 06/05/20(a)	GBP	100	131,388
1.88%, 11/30/20	USD	150	148,845
2.00%, 11/30/21	USD	200	198,430
2.00%, 09/29/22	USD	200	197,900
2.40%, 07/02/20(a)	AUD	150	106,609
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	113,044
0.20%, 12/13/21(a)	EUR	100	112,546
NRW Bank
0.38%, 11/17/26(a)	EUR	50	56,782
0.50%, 09/13/27(a)	EUR	50	56,972
0.75%, 06/30/28(a)	EUR	50	57,942
0.88%, 11/10/25(a)	EUR	75	88,286

			2,806,636

Hong Kong — 0.4%
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	100	109,991

India — 0.8%
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(a)	USD	200	197,650

Italy — 2.9%
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	125	143,856
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	150	170,494
1.50%, 07/21/25 (04/21/25)(a)	EUR	100	117,072
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	100	111,886
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	100	112,857
Iren SpA, 1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	115,408

			771,573

Japan — 1.6%
Mitsubishi UFJ Financial Group Inc.
0.98%, 10/09/23(a)	EUR	100	115,133
2.53%, 09/13/23	USD	200	195,706
Sumitomo Mitsui Financial Group Inc., 0.93%, 10/11/24(a)	EUR	100	114,700

			425,539

Lithuania — 0.4%
Lietuvos Energija UAB, 2.00%, 07/14/27(a)	EUR	100	115,462

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 7.4%
ABN AMRO Bank NV
0.63%, 05/31/22(a)	EUR	50	$57,197
0.75%, 06/09/20(a)	EUR	50	56,587
0.88%, 04/22/25(a)	EUR	100	115,162
Cooperatieve Rabobank UA, 0.13%, 10/11/21(a)	EUR	100	112,794
ING Groep NV
2.50%, 11/15/30(a)	EUR	100	124,325
4.63%, 01/06/26(c)	USD	200	211,062
Nederlandse Waterschapsbank NV
0.63%, 07/03/19(a)	EUR	100	112,282
0.70%, 01/25/23(a)	SEK	550	58,554
1.00%, 09/03/25(a)	EUR	100	118,719
2.13%, 11/15/21(c)	USD	200	198,786
2.38%, 03/24/26(c)	USD	200	197,122
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	150	172,424
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	168,435
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	121,488
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	123,237

			1,948,174

Norway — 1.2%
DNB Boligkreditt AS, 0.63%, 06/19/25(a)	EUR	175	201,473
SpareBank 1 Boligkreditt AS, 0.50%, 01/30/25(a)	EUR	100	114,579

			316,052

Portugal — 0.5%
EDP Finance BV, 1.88%, 10/13/25(a)	EUR	100	119,141

South Korea — 0.8%
Hyundai Capital Services Inc., 2.88%, 03/16/21(a)	USD	200	198,638

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA, 1.38%, 05/14/25(a)	EUR	100	114,782
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	100	116,328
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	100	117,049
1.25%, 09/13/27 (Call 06/13/27)(a)	EUR	100	116,967
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	100	111,617
1.13%, 04/21/26(a)	EUR	100	116,945
1.88%, (Call 02/22/23)(a)(b)(e)	EUR	100	111,972
2.63%, (Call 12/26/23)(a)(b)(e)	EUR	100	115,331
Naturgy Finance BV Co., 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	100	114,121

			1,035,112

Sweden — 0.9%
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	100	113,049
Svenska Handelsbanken AB, 0.38%, 07/03/23(a)	EUR	100	113,454

			226,503

United Kingdom — 2.0%
Barclays PLC, 0.63%, 11/14/23 (Call 11/14/22)(a)(b)	EUR	100	111,556
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	86	116,587
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	100	116,999
SSE PLC, 0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	150	169,063

			514,205

United States — 8.4%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (12/15/23)	USD	50	52,124
Apple Inc.
2.85%, 02/23/23 (12/23/22)	USD	150	151,030
3.00%, 06/20/27 (03/20/27)	USD	125	124,080

Security		Par (000)	Value

United States (continued)
Avangrid Inc., 3.15%, 12/01/24 (10/01/24)	USD	100	$98,699
Bank of America Corp.
2.15%, 11/09/20 (11/09/19)	USD	150	148,770
3.50%, 05/17/22 (05/17/21)(b)	USD	100	101,141
Boston Properties LP, 4.50%, 12/01/28 (09/01/28)	USD	150	160,479
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	100	119,448
Digital Realty Trust LP, 3.95%, 07/01/22 (05/01/22)	USD	75	77,008
DTE Electric Co.
3.95%, 03/01/49 (09/01/48)	USD	35	35,768
Series A, 4.05%, 05/15/48 (11/15/47)	USD	75	77,609
ERP Operating LP, 4.15%, 12/01/28 (09/01/28)	USD	50	53,620
Interstate Power & Light Co., 4.10%, 09/26/28 (06/26/28)	USD	50	52,492
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (02/01/27)	USD	50	49,961
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	50	52,501
MidAmerican Energy Co.
3.10%, 05/01/27 (02/01/27)	USD	50	50,115
3.65%, 08/01/48 (02/01/48)	USD	50	48,135
3.95%, 08/01/47 (02/01/47)(d)	USD	200	202,438
Public Service Co. of Colorado
3.70%, 06/15/28 (12/15/27 12/15/27)	USD	50	51,962
4.10%, 06/15/48 (12/15/47)	USD	50	52,123
Southern Power Co.
1.85%, 06/20/26	EUR	100	120,814
4.15%, 12/01/25 (09/01/25)	USD	150	156,112
Toyota Motor Credit Corp., 0.00%, 07/21/21(a)(f)	EUR	100	112,320
Westar Energy Inc., 2.55%, 07/01/26 (04/01/26)	USD	50	47,897

			2,196,646

Total Corporate Bonds & Notes — 58.1% (Cost: $14,902,093)			15,262,384

Foreign Government Obligations

Australia — 1.0%
New South Wales Treasury Corp., 3.00%, 11/15/28(a)	AUD	150	112,283
Queensland Treasury Corp.
2.50%, 03/06/29(a)	AUD	100	71,053
3.00%, 03/22/24(a)(c)	AUD	100	74,376

			257,712

Belgium — 2.5%
Kingdom of Belgium Government Bond, 1.25%, 04/22/33(a)	EUR	550	654,102

Canada — 2.3%
CPPIB Capital Inc., 3.00%, 06/15/28(a)	CAD	250	194,819
Export Development Canada, 1.80%, 09/01/22	CAD	150	111,642
Province of Ontario Canada
1.95%, 01/27/23	CAD	150	111,744
2.65%, 02/05/25	CAD	100	76,580
Province of Quebec Canada, 2.45%, 03/01/23	CAD	150	113,861

			608,646

Denmark — 0.7%
Kommunekredit, 0.75%, 05/18/27(a)	EUR	150	173,449

Finland — 0.4%
Municipality Finance PLC, 0.75%, 09/07/27(a)	EUR	100	116,351

France — 11.8%
Agence Francaise de Developpement
0.50%, 10/31/25(a)	EUR	100	114,296
1.38%, 09/17/24(a)	EUR	100	119,808
Caisse des Depots et Consignations, 0.20%, 03/01/22(a)	EUR	100	113,824

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
French Republic Government Bond OAT, 1.75%, 06/25/39(a)(c)	EUR	1,525	$1,929,982
Region of Ile de France
0.63%, 04/23/27(a)	EUR	100	114,177
1.38%, 06/20/33(a)	EUR	100	119,291
2.38%, 04/24/26(a)	EUR	100	128,976
Societe Du Grand Paris EPIC
1.13%, 10/22/28(a)	EUR	200	236,488
1.13%, 05/25/34(a)	EUR	200	226,402

			3,103,244

Indonesia — 0.8%
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 03/01/23(a)	USD	200	202,476

Ireland — 1.4%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	300	359,113

Mexico — 0.8%
Nacional Financiera SNC, 3.38%, 11/05/20(a)(d)	USD	200	200,330

Norway — 0.9%
Kommunalbanken AS
1.38%, 10/26/20(c)	USD	200	196,926
2.70%, 09/05/23	AUD	50	36,432

			233,358

Poland — 1.5%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	100	113,898
1.00%, 03/07/29(a)	EUR	100	114,802
1.13%, 08/07/26(a)	EUR	100	117,812
2.00%, 03/08/49(a)	EUR	50	57,861

			404,373

Spain — 0.4%
Adif — Alta Velocidad, 1.25%, 05/04/26(a)	EUR	100	115,741

Supranational — 15.2%
Asian Development Bank
0.35%, 07/16/25	EUR	75	85,598
2.45%, 01/17/24	AUD	100	72,304
3.13%, 09/26/28	USD	150	156,286
Series 5Y, 1.88%, 08/10/22	USD	225	221,857
European Bank for Reconstruction & Development, 1.88%, 07/15/21	USD	150	148,472
European Investment Bank
0.50%, 07/19/22(a)	SEK	400	42,584
0.50%, 11/15/23(a)	EUR	400	463,948
0.50%, 11/13/37	EUR	150	156,650
1.13%, 09/16/21(a)	CAD	200	146,649
1.13%, 11/15/32	EUR	50	59,259
1.25%, 11/13/26(a)	EUR	100	122,474
1.50%, 03/02/27	SEK	1,900	212,228
1.50%, 11/15/47	EUR	100	121,806
2.13%, 04/13/26(d)	USD	200	195,462
2.25%, 03/07/20(a)	GBP	200	263,874
2.38%, 05/24/27	USD	150	148,572
2.70%, 01/12/23(a)	AUD	150	109,198
2.88%, 06/13/25(c)	USD	200	205,008
3.30%, 02/03/28	AUD	100	75,946
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	100	115,489
1.38%, 06/23/19	SEK	400	42,166

Security		Par/ Shares (000)	Value

Supranational (continued)
1.75%, 11/22/21 (Call 08/22/19)	USD	75	$73,855
2.13%, 03/03/25	USD	150	147,711
International Finance Corp.
1.25%, 12/15/23	GBP	50	65,345
2.00%, 10/24/22	USD	100	98,960
2.13%, 04/07/26	USD	150	146,462
Nordic Investment Bank
0.13%, 06/10/24(a)	EUR	50	56,833
0.16%, 04/23/20	SEK	500	52,690
0.38%, 09/19/22(a)	EUR	75	86,101
0.50%, 11/03/25(a)	EUR	100	115,517

			4,009,304

Sweden — 1.5%
Kommuninvest I Sverige AB, 1.88%, 06/01/21(c)	USD	200	197,864
Svensk Exportkredit AB, 1.88%, 06/23/20	USD	200	198,700

			396,564

Total Foreign Government Obligations — 41.2% (Cost: $10,533,497)			10,834,763

Municipal Debt Obligations

United States — 0.2%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/14	$	50	57,951

Total Municipal Debt Obligations — 0.2% (Cost: $51,426)			57,951

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(g)(h)(i)		409	409,115
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)		16	15,545

			424,660

Total Short-Term Investments — 1.6% (Cost: $424,630)			424,660

Total Investments in Securities — 101.1% (Cost: $25,911,646)			26,579,758

Other Assets, Less Liabilities — (1.1)%			(277,394)

Net Assets — 100.0%			$26,302,364

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Global Green Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 11/13/18 (000)	(a)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—		409	409	$409,115	$414	(c)	$46		$30
BlackRock Cash Funds: Treasury, SL Agency Shares	—		16	16	15,545	2,008		—		—

					$424,660	$2,422		$46		$30

(a)	The Fund commenced operations on November 13, 2018.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	460,000	USD	598,446	CITI	05/03/19	$1,265
USD	691,590	AUD	973,000	BNP	05/03/19	6,728
USD	71,077	AUD	100,000	GS	05/03/19	691
USD	21,323	AUD	30,000	MS	05/03/19	207
USD	902,702	CAD	1,205,000	BNP	05/03/19	6,876
USD	3,214,130	EUR	2,855,000	BOA	05/03/19	14,530
USD	3,214,153	EUR	2,855,000	CITI	05/03/19	14,553
USD	275,818	EUR	245,000	GS	05/03/19	1,247
USD	3,214,085	EUR	2,855,000	JPM	05/03/19	14,485
USD	3,591,265	EUR	3,190,000	MS	05/03/19	16,231
USD	3,214,131	EUR	2,855,000	UBS	05/03/19	14,530
USD	600,348	GBP	460,000	BOA	05/03/19	637
USD	470,069	SEK	4,350,000	BNP	05/03/19	12,502
USD	778,766	AUD	1,103,000	CITI	06/04/19	1,784
USD	897,273	CAD	1,205,000	JPM	06/04/19	738
USD	3,347,491	EUR	2,975,000	BNP	06/04/19	4,162
USD	3,341,547	EUR	2,970,000	BOA	06/04/19	3,837
USD	3,341,027	EUR	2,970,000	CITI	06/04/19	3,318
USD	3,341,250	EUR	2,970,000	GS	06/04/19	3,540
USD	3,341,501	EUR	2,970,000	MS	06/04/19	3,791
USD	460,047	SEK	4,350,000	TDB	06/04/19	1,284

						126,936

AUD	1,103,000	USD	778,151	CITI	05/03/19	(1,787)
CAD	1,205,000	USD	896,577	JPM	05/03/19	(752)
EUR	2,975,000	USD	3,338,247	BNP	05/03/19	(4,163)
EUR	2,970,000	USD	3,332,340	BOA	05/03/19	(3,859)
EUR	2,970,000	USD	3,331,776	CITI	05/03/19	(3,295)
EUR	2,970,000	USD	3,332,043	GS	05/03/19	(3,563)
EUR	2,970,000	USD	3,332,251	MS	05/03/19	(3,770)
SEK	4,350,000	USD	458,848	TDB	05/03/19	(1,281)
USD	247,236	EUR	220,000	GS	06/04/19	(2)
USD	599,459	GBP	460,000	CITI	06/04/19	(1,269)

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,622	SEK	480,000	BOA	06/04/19	$—

						(23,741)

	Net unrealized appreciation					$103,195

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$126,936

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$23,741

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$316,707

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$103,195

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$12,572,523
Average amounts sold — in USD	$25,439,653

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$126,936	$23,741

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$126,936	$23,741
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$126,936	$23,741

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Global Green Bond ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets	(b)
Bank of America N.A.	$19,004	$(3,859)	$15,145
BNP Paribas SA	30,268	(4,163)	26,105
Citibank N.A.	20,920	(6,351)	14,569
Goldman Sachs & Co.	5,478	(3,565)	1,913
JPMorgan Chase Bank N.A.	15,223	(752)	14,471
Morgan Stanley & Co. International PLC	20,229	(3,770)	16,459
Toronto Dominion Bank	1,284	(1,281)	3
UBS AG	14,530	—	14,530

	$126,936	$(23,741)	$103,195

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Liabilities
Bank of America N.A.	$3,859	$(3,859)	$—
BNP Paribas SA	4,163	(4,163)	—
Citibank N.A.	6,351	(6,351)	—
Goldman Sachs & Co.	3,565	(3,565)	—
JPMorgan Chase Bank N.A.	752	(752)	—
Morgan Stanley & Co. International PLC	3,770	(3,770)	—
Toronto Dominion Bank	1,281	(1,281)	—

	$23,741	$(23,741)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,262,384	$—	$15,262,384
Foreign Government Obligations	—	10,834,763	—	10,834,763
Municipal Debt Obligations	—	57,951	—	57,951
Money Market Funds	424,660	—	—	424,660

	$424,660	$26,155,098	$—	$26,579,758

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$126,936	$—	$126,936
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23,741)	—	(23,741)

	$—	$103,195	$—	$103,195

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,676,882,715	$9,738,177	$9,391,497	$26,155,098
Affiliated(c)	72,806,777	639,480	679,740	424,660
Cash	125,291	—	—	—
Foreign currency, at value(d)	—	—	—	171,230
Receivables:
Investments sold	182,408	180,884	—	96,135
Securities lending income — Affiliated	14,213	309	64	119
Capital shares sold	283,827	—	—	—
Dividends	22,836	93	556	42
Interest	13,797,760	95,798	115,502	164,553
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	—	126,936

Total assets	1,764,115,827	10,654,741	10,187,359	27,138,773

LIABILITIES
Collateral on securities loaned, at value	57,256,395	589,253	422,825	409,039
Payables:
Investments purchased	11,097,926	178,568	23,612	399,323
Investment advisory fees	81,074	485	477	4,306
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	—	23,741

Total liabilities	68,435,395	768,306	446,914	836,409

NET ASSETS	$1,695,680,432	$9,886,435	$9,740,445	$26,302,364

NET ASSETS CONSIST OF:
Paid-in capital	$1,680,853,901	$9,969,301	$9,961,066	$25,062,500
Accumulated earnings (loss)	14,826,531	(82,866)	(220,621)	1,239,864

NET ASSETS	$1,695,680,432	$9,886,435	$9,740,445	$26,302,364

Shares outstanding	33,650,000	200,000	200,000	500,000

Net asset value	$50.39	$49.43	$48.70	$52.60

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$55,601,474	$570,483	$408,877	$397,013
(b) Investments, at cost — Unaffiliated	$1,665,213,912	$9,724,569	$9,503,510	$25,487,016
(c) Investments, at cost — Affiliated	$72,787,071	$639,273	$679,683	$424,630
(d) Foreign currency, at cost	$—	$—	$—	$172,659

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations (unaudited)

Six Months Ended April 30, 2019

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Global Green Bond ETF (a)

INVESTMENT INCOME
Dividends — Affiliated	$156,696	$561	$3,282	$2,008
Interest — Unaffiliated	22,151,589	165,036	201,962	208,430
Interest — Affiliated	201,151	941	—	—
Securities lending income — Affiliated — net	136,932	2,033	690	414
Other income — Unaffiliated	—	—	—	6,750

Total investment income	22,646,368	168,571	205,934	217,602

EXPENSES
Investment advisory fees	445,834	2,847	2,758	29,501

Total expenses	445,834	2,847	2,758	29,501

Less:
Investment advisory fees waived	—	—	—	(5,900)

Total expenses after fees waived	445,834	2,847	2,758	23,601

Net investment income	22,200,534	165,724	203,176	194,001

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(571,772)	(44,268)	(85,600)	118,331
Investments — Affiliated	10,324	33	68	46
In-kind redemptions — Unaffiliated	164,932	—	—	—
In-kind redemptions — Affiliated	(43)	—	—	—
Forward foreign currency exchange contracts	—	—	—	316,707
Foreign currency transactions	—	—	—	(1,799)

Net realized gain (loss)	(396,559)	(44,235)	(85,532)	433,285

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	28,884,211	562,236	843,644	668,082
Investments — Affiliated	168,029	3,907	16	30
Forward foreign currency exchange contracts	—	—	—	103,195
Foreign currency translations	—	—	—	(2,505)

Net change in unrealized appreciation (depreciation)	29,052,240	566,143	843,660	768,802

Net realized and unrealized gain	28,655,681	521,908	758,128	1,202,087

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,856,215	$687,632	$961,304	$1,396,088

(a)	For the period from November 13, 2018 (commencement of operations) to April 30, 2019.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,200,534	$24,085,949	$165,724	$311,097
Net realized loss	(396,559)	(430,295)	(44,235)	(77,297)
Net change in unrealized appreciation (depreciation)	29,052,240	(17,977,526)	566,143	(505,277)

Net increase (decrease) in net assets resulting from operations	50,856,215	5,678,128	687,632	(271,477)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,379,985)	(21,761,822)	(168,124)	(321,214)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	247,443,372	823,907,810	—	—

NET ASSETS
Total increase (decrease) in net assets	276,919,602	807,824,116	519,508	(592,691)
Beginning of period	1,418,760,830	610,936,714	9,366,927	9,959,618

End of period	$1,695,680,432	$1,418,760,830	$9,886,435	$9,366,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets (continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF		iShares Global Green Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Period From 11/13/18 to 04/30/19 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$203,176	$402,160	$194,001
Net realized gain (loss)	(85,532)	(55,898)	433,285
Net change in unrealized appreciation (depreciation)	843,660	(1,021,912)	768,802

Net increase (decrease) in net assets resulting from operations	961,304	(675,650)	1,396,088

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(205,146)	(418,839)	(156,224)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	25,062,500

NET ASSETS
Total increase (decrease) in net assets	756,158	(1,094,489)	26,302,364
Beginning of period	8,984,287	10,078,776	—

End of period	$9,740,445	$8,984,287	$26,302,364

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$49.43		$50.49	$50.63	$50.30	$50.30	$50.13

Net investment income(a)	0.74		1.27	1.02	0.92	0.73	0.63
Net realized and unrealized gain (loss)(b)	0.94		(1.18)	(0.18)	0.30	(0.06)	0.12

Net increase from investment operations	1.68		0.09	0.84	1.22	0.67	0.75

Distributions(c)
From net investment income		(0.72)	(1.15)	(0.98)	(0.89)	(0.67)	(0.58)

Total distributions		(0.72)	(1.15)	(0.98)	(0.89)	(0.67)	(0.58)

Net asset value, end of period	$50.39		$49.43	$50.49	$50.63	$50.30	$50.30

Total Return
Based on net asset value	3.43	%(d)	0.18%	1.68%	2.43%	1.37%	1.51%

Ratios to Average Net Assets
Total expenses	0.06	%(e)	0.06%	0.07%	0.12%	0.15%	0.15%

Net investment income	2.99	%(e)	2.56%	2.02%	1.83%	1.46%	1.25%

Supplemental Data
Net assets, end of period (000)	$1,695,680		$1,418,761	$610,937	$200,004	$72,941	$25,148

Portfolio turnover rate(f)	10	%(d)	15%	20%	15%	22%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Period From 09/12/17 to 10/31/17	(a)

Net asset value, beginning of period	$46.83		$49.80	$49.72

Net investment income(b)	0.83		1.56	0.19
Net realized and unrealized gain (loss)(c)	2.61		(2.92)	(0.11)

Net increase (decrease) from investment operations	3.44		(1.36)	0.08

Distributions(d)
From net investment income		(0.84)	(1.61)	—

Total distributions		(0.84)	(1.61)	—

Net asset value, end of period	$49.43		$46.83	$49.80

Total Return
Based on net asset value	7.41	%(e)	(2.75)%	0.16	%(e)

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06	%(f)

Net investment income	3.49	%(f)	3.24%	2.86	%(f)

Supplemental Data
Net assets, end of period (000)	$9,886		$9,367	$9,960

Portfolio turnover rate(g)	15	%(e)	27%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Period From 09/12/17 to 10/31/17	(a)

Net asset value, beginning of period	$44.92		$50.39	$49.50

Net investment income(b)	1.02		2.01	0.26
Net realized and unrealized gain (loss)(c)	3.79		(5.39)	0.63

Net increase (decrease) from investment operations	4.81		(3.38)	0.89

Distributions(d)
From net investment income		(1.03)	(2.09)	—

Total distributions		(1.03)	(2.09)	—

Net asset value, end of period	$48.70		$44.92	$50.39

Total Return
Based on net asset value	10.86	%(e)	(6.90)%	1.80	%(e)

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06	%(f)

Net investment income	4.42	%(f)	4.19%	3.83	%(f)

Supplemental Data
Net assets, end of period (000)	$9,740		$8,984	$10,079

Portfolio turnover rate(g)	5	%(e)	15%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares Global Green Bond ETF
	Period From 11/13/18 to 04/30/19 (unaudited	(a) )

Net asset value, beginning of period	$50.00

Net investment income(b)	0.39
Net realized and unrealized gain(c)	2.52

Net increase from investment operations	2.91

Distributions
From net investment income	(0.31)

Total distributions	(0.31)

Net asset value, end of period	$52.60

Total Return
Based on net asset value	5.86	%(d)

Ratios to Average Net Assets
Total expenses	0.25	%(e)

Total expenses after fees waived	0.20	%(e)

Net investment income	1.65	%(e)

Supplemental Data
Net assets, end of period (000)	$26,302

Portfolio turnover rate(f)	8	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Non-diversified
10+ Year Investment Grade Corporate Bond	Non-diversified
Global Green Bond(a)	Non-diversified

(a)	The Fund commenced operations on November 13, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$707,769	$707,769		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,267,633	1,267,633		—	—
Citadel Clearing LLC	1,114,504	1,114,504		—	—
Citigroup Global Markets Inc.	552,485	552,485		—	—
Credit Suisse Securities (USA) LLC	1,648,992	1,648,992		—	—
Deutsche Bank Securities Inc.	99,742	99,742		—	—
Goldman Sachs & Co.	8,226,691	8,226,691		—	—
HSBC Securities (USA) Inc.	2,629,914	2,629,914		—	—
Jefferies LLC	862,718	862,718		—	—
JPMorgan Securities LLC	12,515,913	12,515,913		—	—
Merrill Lynch, Pierce, Fenner & Smith	6,664,949	6,664,949		—	—
Morgan Stanley & Co. LLC	19,217,275	19,217,275		—	—
Scotia Capital (USA) Inc.	92,889	92,889		—	—

	$55,601,474	$55,601,474		$—	$—

5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$75,113	$75,113		$—	$—
Citigroup Global Markets Inc.	23,055	23,055		—	—
Goldman Sachs & Co.	141,809	141,809		—	—
JPMorgan Securities LLC	184,013	184,013		—	—
Morgan Stanley & Co. LLC	43,936	43,936		—	—
RBC Capital Markets LLC	102,557	102,557		—	—

	$570,483	$570,483		$—	$—

10+ Year Investment Grade Corporate Bond
Citigroup Global Markets Inc.	$57,245	$57,245		$—	$—
Credit Suisse Securities (USA) LLC	51,983	51,983		—	—
JPMorgan Securities LLC	238,494	238,494		—	—
RBC Capital Markets LLC	61,155	61,155		—	—

	$408,877	$408,877		$—	$—

Global Green Bond
JPMorgan Securities LLC	$101,219	$101,219		$—	$—
Merrill Lynch, Pierce, Fenner & Smith	172,636	172,636		—	—
Morgan Stanley & Co. LLC	73,298	73,298		—	—
UBS AG	49,860	49,860		—	—

	$397,013	$397,013		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: The iShares Global Green Bond ETF uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year Investment Grade Corporate Bond	0.06%
5-10 Year Investment Grade Corporate Bond	0.06
10+ Year Investment Grade Corporate Bond	0.06
Global Green Bond	0.25

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Global Green Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through March 1, 2020 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year Investment Grade Corporate Bond	$46,604
5-10 Year Investment Grade Corporate Bond	551
10+ Year Investment Grade Corporate Bond	226
Global Green Bond	141

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$12,480,197	$9,481,703	$176,969,855	$128,088,843
5-10 Year Investment Grade Corporate Bond	41,534	41,421	1,344,572	1,371,887
10+ Year Investment Grade Corporate Bond	61,166	61,235	496,217	421,381
Global Green Bond	480,296	484,066	26,651,271	1,508,957

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$292,119,096	$53,518,162

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
0-5 Year Investment Grade Corporate Bond	$293,199
5-10 Year Investment Grade Corporate Bond	78,038
10+ Year Investment Grade Corporate Bond	55,898

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$1,738,023,163	$12,877,073	$(1,210,744)	$11,666,329
5-10 Year Investment Grade Corporate Bond	10,363,842	95,303	(81,488)	13,815
10+ Year Investment Grade Corporate Bond	10,183,193	147,953	(259,909)	(111,956)
Global Green Bond	25,911,646	821,900	(50,593)	771,307

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

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Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	6,050,000	$302,130,407	17,200,000	$853,630,983
Shares redeemed	(1,100,000)	(54,687,035)	(600,000)	(29,723,173)

Net increase	4,950,000	$247,443,372	16,600,000	$823,907,810

	Period Ended 04/30/19
iShares ETF	Shares	Amount
Global Green Bond
Shares sold	500,000	$25,062,500

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Board Review and Approval of Investment Advisory Contract

I. iShares Global Green Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2018, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

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Board Review and Approval of Investment Advisory Contract (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFAunder this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	61

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year Investment Grade Corporate Bond(a)	$0.713545	$—	$0.007626	$0.721171	99%	—%	1%	100%
5-10 Year Investment Grade Corporate Bond(a)	0.828323	—	0.012296	0.840619	99	—	1	100
10+ Year Investment Grade Corporate Bond(a)	1.017192	—	0.008539	1.025731	99	—	1	100
Global Green Bond	0.312449	—	—	0.312449	100	—	—	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	63

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

TDB	Toronto Dominion Bank

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

USD	United States Dollar

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares CMBS ETF | CMBS | NYSE Arca

▶	iShares GNMA Bond ETF | GNMA | NASDAQ

▶	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

▶	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® CMBS ETF

Investment Objective

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.74%	6.20%	2.50%	2.83%	6.20%	13.12%	22.32%
Fund Market	5.80	6.35	2.50	2.84	6.35	13.14	22.39
Index	5.83	6.39	2.79	3.19	6.39	14.73	25.42

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,057.40	$1.28		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	80.5%
Aa	6.4
A	1.2
Not Rated	11.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investment	(a)
1-5 Years	12.8%
5-10 Years	24.6
10-15 Years	1.6
20-25 Years	0.2
25-30 Years	32.2
30-35 Years	26.6
35-40 Years	1.6
More than 40 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® GNMA Bond ETF

Investment Objective

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.69%	4.62%	1.97%	1.50%	4.62%	10.23%	11.31%
Fund Market	4.76	4.83	2.04	1.51	4.83	10.63	11.45
Index	4.77	4.80	2.20	1.85	4.80	11.50	14.11

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,046.90	$0.71		$1,000.00	$1,024.10	$0.70		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investment	(a)
10-15 Years	1.9%
15-20 Years	0.1
20-25 Years	10.0
25-30 Years	72.3
30-35 Years	15.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Government National Mortgage Association, 3.50%, 07/20/46	12.1%
Government National Mortgage Association, 3.50%, 05/01/49	7.3
Government National Mortgage Association, 4.00%, 08/15/45	5.3
Government National Mortgage Association, 3.00%, 07/20/47	3.5
Government National Mortgage Association, 4.00%, 05/01/49	3.1

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® Treasury Floating Rate Bond ETF

Investment Objective

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg Barclays U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.12%	2.08%	0.83%	0.79%	2.08%	4.20%	4.21%
Fund Market	1.06	2.06	0.82	0.79	2.06	4.18	4.19
Index	1.18	2.22	0.91	0.87	2.22	4.65	4.66

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.20	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	18.2%
1-2 Years	81.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Floating Rate Note, 2.53%, 01/31/21	28.5%
U. S. Treasury Floating Rate Note, 2.46%, 07/31/20	21.8
U. S. Treasury Floating Rate Note, 2.47%, 07/31/19	12.1
U. S. Treasury Floating Rate Note, 2.44%, 10/31/20	11.8
U. S. Treasury Floating Rate Note, 2.45%, 04/30/20	10.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	iShares® U.S. Treasury Bond ETF

Investment Objective

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.91%	4.69%	1.89%	1.45%	4.69%	9.81%	10.91%
Fund Market	4.87	4.72	1.88	1.46	4.72	9.76	11.00
Index	4.94	4.77	1.99	1.54	4.77	10.34	11.66

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Core Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,049.10	$0.76		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	52.7%
5-10 Years	30.5
15-20 Years	1.1
More than 20 Years	15.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.38%, 08/15/24	4.8%
U. S. Treasury Note/Bond, 2.00%, 08/15/25	3.6
U. S. Treasury Note/Bond, 2.25%, 02/15/27	3.4
U. S. Treasury Note/Bond, 2.25%, 04/30/21	2.8
U. S. Treasury Note/Bond, 2.25%, 11/15/24	2.7

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 60.2%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	$800	$802,397
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,115	1,124,607
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,025,677
Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	1,000	1,019,256
Bank
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	300	306,645
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	1,000	1,004,095
Series 2019-BNK16, Class A4, 4.01%, 02/15/52	1,000	1,062,361
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	1,000	1,032,348
BBCMS Mortgage Trust
Series 2017-C1, Class A2, 3.19%, 02/15/50	1,215	1,224,388
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,250	1,354,598
Series 2018-C2, Class C, 5.14%, 12/15/51(a)	250	264,465
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	769,582
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	1,542	1,595,856
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	515,475
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,034,476
Series 2018-B2, Class A5, 3.88%, 02/15/51	1,750	1,839,805
Series 2018-B2, Class AS, 4.08%, 02/15/51	1,000	1,051,714
Series 2018-B2, Class C, 4.34%, 02/15/51(a)	500	513,166
Series 2018-B3, Class A5, 4.03%, 04/10/51	1,000	1,062,674
Series 2018-B4, Class A2, 3.98%, 07/15/51	500	521,172
Series 2018-B4, Class A5, 4.12%, 07/15/51	750	801,043
Series 2018-B4, Class ASB, 4.06%, 07/15/51	464	493,054
Series 2018-B4, Class C, 4.72%, 07/15/51(a)	400	418,784
Series 2018-B5, Class A4, 4.21%, 07/15/51	500	538,576
Series 2018-B5, Class AS, 4.42%, 07/15/51(a)	1,000	1,078,595
Series 2018-B5, Class B, 4.57%, 07/15/51	500	535,542
Series 2018-B6, Class A4, 4.26%, 10/10/51	1,000	1,081,401
Series 2018-B7, Class B, 4.86%, 05/15/53	400	441,799
Series 2019-B9, Class A4, 3.75%, 03/15/52	1,000	1,043,112
Series 2019-B9, Class A5, 4.02%, 03/15/52	1,000	1,061,213
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	269,508
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50	1,000	1,021,357
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2, 3.04%, 11/10/49	400	401,634
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	237,010
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	766,956
Series 2017-CD3, Class C, 4.71%, 02/10/50(a)	300	313,917
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/11/27)	750	762,171
Series 2017-CD6, Class C, 4.41%, 11/13/50(a)	500	508,756
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	521,115
Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	1,021,343
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	780,892
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	300	302,155
Series 2013-GC11, Class A3, 2.82%, 04/10/46	848	848,930
Series 2013-GC11, Class AS, 3.42%, 04/10/46	100	101,174
Series 2013-GC15, Class A4, 4.37%, 09/10/46(a)	750	795,439
Series 2014-GC19, Class A4, 4.02%, 03/10/47	500	524,391
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	521,012
Series 2014-GC23, Class A4, 3.62%, 07/10/47	750	774,887

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC23, Class AS, 3.86%, 07/10/47	$250	$258,129
Series 2014-GC23, Class C, 4.59%, 07/10/47(a)	250	251,874
Series 2014-GC25, Class AS, 4.02%, 10/10/47	750	777,207
Series 2014-GC25, Class B, 4.35%, 10/10/47(a)	100	103,500
Series 2015-GC27, Class A5, 3.14%, 02/10/48	750	757,166
Series 2015-GC27, Class AS, 3.57%, 02/10/48	250	252,239
Series 2015-GC29, Class C, 4.28%, 04/10/48(a)	250	251,828
Series 2015-GC31, Class A4, 3.76%, 06/10/48	1,750	1,823,085
Series 2015-GC33, Class A4, 3.78%, 09/10/58	500	521,103
Series 2015-GC35, Class A4, 3.82%, 11/10/48	1,000	1,046,237
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	500	514,547
Series 2016-C1, Class A4, 3.21%, 05/10/49	650	654,402
Series 2016-C2, Class A4, 2.83%, 08/10/49	1,000	984,535
Series 2016-P3, Class A2, 2.74%, 04/15/49	750	748,286
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	989,006
Series 2016-P6, Class A2, 3.04%, 12/10/49	250	251,153
Series 2016-P6, Class AS, 4.03%, 12/10/49(a)	1,000	1,049,390
Series 2017-P7, Class A4, 3.71%, 04/14/50	250	259,592
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	750	768,014
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	635,126
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,000	1,092,054
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	234	238,385
Series 2012-CR3, Class A3, 2.82%, 10/15/45	147	147,259
Series 2012-CR5, Class A4, 2.77%, 12/10/45	1,680	1,680,146
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	153,884
Series 2012-LC4, Class C, 5.72%, 12/10/44(a)	200	204,300
Series 2013-CR06, Class ASB, 2.62%, 03/10/46	387	386,684
Series 2013-CR08, Class A4, 3.33%, 06/10/46	636	647,421
Series 2013-CR08, Class A5, 3.61%, 06/10/46(a)	500	514,927
Series 2013-CR09, Class A4, 4.37%, 07/10/45(a)	700	738,499
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	264,416
Series 2013-CR12, Class A4, 4.05%, 10/10/46	800	835,681
Series 2013-CR13, Class A4, 4.19%, 11/10/46(a)	1,000	1,055,360
Series 2013-LC6, Class AM, 3.28%, 01/10/46	100	100,926
Series 2013-LC6, Class ASB, 2.48%, 01/10/46	224	223,541
Series 2013-LC6, Class B, 3.74%, 01/10/46	430	436,496
Series 2014-CR15, Class A4, 4.07%, 02/10/47(a)	400	420,252
Series 2014-CR16, Class A4, 4.05%, 04/10/47	500	524,808
Series 2014-CR16, Class ASB, 3.65%, 04/10/47	215	219,297
Series 2014-CR17, Class B, 4.38%, 05/10/47	292	302,635
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	311,084
Series 2014-CR19, Class A5, 3.80%, 08/10/47	438	456,137
Series 2014-CR19, Class B, 4.70%, 08/10/47(a)	850	899,249
Series 2014-CR20, Class AM, 3.94%, 11/10/47	250	257,627
Series 2014-LC15, Class A4, 4.01%, 04/10/47	945	991,111
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	706,593
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	250	261,589
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	750	780,300
Series 2014-UBS3, Class C, 4.94%, 06/10/47(a)	150	152,035
Series 2014-UBS4, Class A4, 3.42%, 08/10/47	250	255,693
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	500	517,376
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	500	517,752
Series 2014-UBS4, Class B, 4.35%, 08/10/47	250	253,448
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/06/24)	665	692,702
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	516,539
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	507,305
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	202,982
Series 2015-CR22, Class C, 4.26%, 03/10/48(a)	300	303,412

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR23, Class A4, 3.50%, 05/10/48	$500	$513,334
Series 2015-CR24, Class B, 4.52%, 08/10/48(a)	250	260,775
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	180,394
Series 2015-CR25, Class A4, 3.76%, 08/10/48	750	779,354
Series 2015-CR25, Class ASB, 3.54%, 08/10/48	1,000	1,025,977
Series 2015-CR25, Class B, 4.70%, 08/10/48(a)	300	309,643
Series 2015-CR26, Class A4, 3.63%, 10/10/48	898	927,095
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	761,979
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	506,052
Series 2015-DC1, Class C, 4.50%, 02/10/48(a)	250	249,700
Series 2015-LC21, Class A4, 3.71%, 07/10/48	500	518,453
Series 2015-PC1, Class A2, 3.15%, 07/10/50	155	155,346
Series 2015-PC1, Class A5, 3.90%, 07/10/50	850	885,877
Series 2015-PC1, Class ASB, 3.61%, 07/10/50	200	205,212
Series 2016-CR28, Class A4, 3.76%, 02/10/49	1,000	1,038,610
Series 2016-DC2, Class A4, 3.50%, 02/10/49	603	616,998
Series 2016-DC2, Class A5, 3.77%, 02/10/49	1,000	1,036,720
Series 2016-DC2, Class AM, 4.24%, 02/10/49	750	784,047
Series 2016-DC2, Class ASB, 3.55%, 02/10/49	1,000	1,027,246
Series 2016-DC2, Class C, 4.79%, 02/10/49(a)	250	254,908
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,019,496
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	806,099
Series 2018-COR3, Class B, 4.67%, 05/10/51(a)	500	537,116
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A4, 4.24%, 02/10/47(a)	425	448,894
Series 2014-CR14, Class C, 4.79%, 02/10/47(a)	200	204,800
Series 2017-COR2, Class C, 4.71%, 09/10/50(a)	750	777,041
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	513,682
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	512,805
Series 2015-C2, Class AS, 3.85%, 06/15/57(a)	700	714,035
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	672,381
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,000	1,026,408
Series 2015-C4, Class D, 3.73%, 11/15/48(a)	250	235,699
Series 2016-C5, Class A2, 2.88%, 11/15/48	1,000	999,639
Series 2016-C5, Class C, 4.69%, 11/15/48(a)	750	768,943
Series 2016-C6, Class C, 4.91%, 01/15/49(a)	350	363,689
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,014,478
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	1,056,520
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,534,055
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	1,000	1,012,256
Series 2016-C1, Class ASB, 3.04%, 05/10/49	500	503,774
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	500	517,296
Series 2016-C1, Class C, 3.50%, 05/10/49(a)	468	445,017
Series 2016-C3, Class A5, 2.89%, 08/10/49	2,100	2,074,410
Series 2017-C6, Class A3, 3.27%, 06/10/50	500	507,982
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	592	599,305
Series 2013-GC10, Class A5, 2.94%, 02/10/46	400	402,225
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	462	466,967
GS Mortgage Securities Trust
Series 2011-GC5, Class A3, 3.82%, 08/10/44	51	51,712
Series 2012-GC6, Class AAB, 3.31%, 01/10/45	76	76,079
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	100	102,817
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45	200	200,601
Series 2013-GC12, Class AS, 3.38%, 06/10/46	300	302,938
Series 2013-GC12, Class B, 3.78%, 06/10/46(a)	115	116,676
Series 2013-GC14, Class A5, 4.24%, 08/10/46	550	580,064

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-GC16, Class A4, 4.27%, 11/10/46	$500	$527,368
Series 2013-GC16, Class AS, 4.65%, 11/10/46	150	160,151
Series 2013-GC16, Class C, 5.49%, 11/10/46(a)	100	107,223
Series 2014-GC18, Class A4, 4.07%, 01/10/47	300	313,776
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	418,380
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	252,337
Series 2014-GC20, Class C, 5.13%, 04/10/47(a)	500	509,477
Series 2014-GC22, Class AS, 4.11%, 06/10/47	250	258,893
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	600	614,198
Series 2014-GC26, Class A5, 3.63%, 11/10/47	750	773,316
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/06/25)(a)	500	512,456
Series 2015-GC32, Class A3, 3.50%, 07/10/48	600	616,108
Series 2015-GC34, Class A4, 3.51%, 10/10/48	500	512,897
Series 2015-GS1, Class D, 3.27%, 11/10/48	415	359,120
Series 2016-GS2, Class A4, 3.05%, 05/10/49	500	497,934
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	492,114
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,000	1,011,095
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	511,229
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	1,000	1,057,300
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.18%, 07/15/45(a)	500	519,463
Series 2013-C12, Class D, 4.24%, 07/15/45(a)	50	48,476
Series 2013-C14, Class B, 4.71%, 08/15/46(a)	500	526,802
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	680	715,235
Series 2013-C14, Class AS, 4.41%, 08/15/46(a)	150	157,442
Series 2013-C15, Class A5, 4.13%, 11/15/45	500	526,100
Series 2013-C15, Class B, 4.93%, 11/15/45(a)	200	213,822
Series 2013-C15, Class C, 5.37%, 11/15/45(a)	110	116,862
Series 2013-C17, Class A4, 4.20%, 01/15/47	490	516,901
Series 2013-C17, Class C, 5.05%, 01/15/47(a)	100	104,884
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,468,952
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	210,878
Series 2014-C18, Class ASB, 3.57%, 02/15/47	474	481,690
Series 2014-C18, Class B, 4.98%, 02/15/47 (Call 02/11/24)(a)	225	238,944
Series 2014-C19, Class C, 4.86%, 04/15/47(a)	200	204,239
Series 2014-C21, Class A4, 3.49%, 08/15/47	844	865,975
Series 2014-C21, Class A5, 3.77%, 08/15/47	500	519,279
Series 2014-C21, Class ASB, 3.43%, 08/15/47	396	402,668
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	750	780,212
Series 2014-C22, Class ASB, 3.50%, 09/15/47 (Call 04/15/24)	1,000	1,019,556
Series 2014-C22, Class C, 4.71%, 09/15/47 (Call 08/15/24)(a)	200	200,663
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	900	941,641
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	350	358,918
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	185	191,215
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	505,991
Series 2015-C28, Class A3, 2.91%, 10/15/48	750	747,662
Series 2015-C28, Class A4, 3.23%, 10/15/48	750	756,804
Series 2015-C28, Class ASB, 3.04%, 10/15/48	500	503,999
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	515	523,602

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	$250	$257,701
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,133,811
Series 2015-C32, Class A2, 2.82%, 11/15/48	500	499,615
Series 2016-C1, Class A5, 3.58%, 03/15/49	750	773,044
Series 2016-C1, Class B, 4.90%, 03/15/49(a)	450	479,587
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	253,691
Series 2017-JP5, Class A5, 3.72%, 03/15/50	800	830,659
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	672,046
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	306,092
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,015,272
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	767,408
Series 2016-C4, Class A3, 3.14%, 12/15/49	1,500	1,498,064
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,140,638
Series 2018-C8, Class A2, 4.03%, 06/15/51	1,000	1,042,096
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	284	291,945
Series 2012-C6, Class A3, 3.51%, 05/15/45	232	236,294
Series 2012-C8, Class A3, 2.83%, 10/15/45	202	202,016
Series 2012-C8, Class ASB, 2.38%, 10/15/45	202	201,443
Series 2012-LC9, Class A5, 2.84%, 12/15/47	1,605	1,608,301
Series 2013-C10, Class A5, 3.14%, 12/15/47	600	607,331
Series 2013-C10, Class AS, 3.37%, 12/15/47	100	100,993
Series 2013-C10, Class ASB, 2.70%, 12/15/47	75	75,107
Series 2013-C10, Class B, 3.67%, 12/15/47(a)	100	101,532
Series 2013-C10, Class C, 4.25%, 12/15/47(a)	200	202,886
Series 2013-C13, Class A4, 3.99%, 01/15/46(a)	250	259,683
Series 2013-C13, Class ASB, 3.41%, 01/15/46	41	41,205
Series 2013-C16, Class A3, 3.88%, 12/15/46	1,000	1,041,760
Series 2013-C16, Class ASB, 3.67%, 12/15/46	350	356,773
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	502,514
Series 2013-LC11, Class C, 3.96%, 04/15/46(a)	100	99,294
Series 2014-C20, Class A5, 3.80%, 07/15/47	500	519,869
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/11/24)(a)	100	104,110
Series 2015-JP1, Class A2, 3.14%, 01/15/49	600	602,246
Series 2015-JP1, Class A5, 3.91%, 01/15/49	800	837,626
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,126,494
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45	780	781,365
Series 2012-C6, Class AS, 3.48%, 11/15/45	500	506,878
Series 2013-C07, Class AAB, 2.47%, 02/15/46	115	114,341
Series 2013-C07, Class AS, 3.21%, 02/15/46 (Call 01/11/23)	621	625,658
Series 2013-C07, Class B, 3.77%, 02/15/46 (Call 01/11/23)	200	203,091
Series 2013-C08, Class B, 3.70%, 12/15/48(a)	200	202,116
Series 2013-C09, Class A4, 3.10%, 05/15/46	500	506,360
Series 2013-C09, Class AAB, 2.66%, 05/15/46	241	240,381
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	209	213,423
Series 2013-C11, Class A3, 3.96%, 08/15/46	500	521,110
Series 2013-C13, Class A4, 4.04%, 11/15/46	600	628,218
Series 2013-C13, Class ASB, 3.56%, 11/15/46	752	763,958
Series 2013-C13, Class C, 5.07%, 11/15/46(a)	230	236,971
Series 2014-C14, Class AS, 4.38%, 02/15/47(a)	200	210,167
Series 2014-C14, Class B, 4.91%, 02/15/47(a)	200	212,019
Series 2014-C15, Class ASB, 3.65%, 04/15/47	247	252,415
Series 2014-C16, Class A5, 3.89%, 06/15/47	500	522,190

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/11/24)	$750	$777,442
Series 2014-C18, Class A3, 3.65%, 10/15/47	500	515,255
Series 2014-C19, Class A4, 3.53%, 12/15/47	2,525	2,593,126
Series 2015-C20, Class A4, 3.25%, 02/15/48	800	811,059
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	505,924
Series 2015-C21, Class A4, 3.34%, 03/15/48	800	810,837
Series 2015-C22, Class C, 4.38%, 04/15/48(a)	250	250,518
Series 2015-C23, Class A3, 3.45%, 07/15/50	750	768,030
Series 2015-C24, Class A3, 3.48%, 05/15/48	375	383,700
Series 2015-C24, Class A4, 3.73%, 05/15/48	950	985,923
Series 2015-C25, Class ASB, 3.38%, 10/15/48	628	641,123
Series 2016-C29, Class A4, 3.33%, 05/15/49	1,000	1,011,077
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	490,783
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,039,060
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,000	1,025,738
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	1,021,606
Series 2017-C34, Class AS, 3.86%, 11/15/52	500	516,193
Morgan Stanley Capital I Trust
Series 2011-C3, Class A4, 4.12%, 07/15/49	715	728,686
Series 2012-C4, Class A4, 3.24%, 03/15/45	700	707,422
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	520,166
Series 2015-UBS8, Class A, 4.11%, 12/15/48	250	260,804
Series 2016-BNK2, Class A4, 3.05%, 11/15/49	1,250	1,241,143
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	1,021,683
Series 2018-H3, Class A5, 4.18%, 07/15/51	1,000	1,073,251
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48	1,000	988,259
UBS Commercial Mortgage Trust
Series 2012-C1, Class B, 4.82%, 05/10/45	150	156,089
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	516,748
Series 2018-C08, Class A4, 3.98%, 02/15/51	750	789,537
Series 2018-C12, Class A2, 4.15%, 08/15/51	1,000	1,049,793
Series 2018-C12, Class ASB, 4.19%, 08/15/51	1,000	1,066,464
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49	650	655,697
Series 2012-C4, Class A5, 2.85%, 12/10/45	250	250,704
Series 2012-C4, Class AAB, 2.46%, 12/10/45	231	230,184
Series 2013-C6, Class A4, 3.24%, 04/10/46	677	689,313
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3, 3.60%, 01/10/45	331	335,061
Series 2011-C1, Class AAB, 3.19%, 01/10/45	127	128,127
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45	1,245	1,250,820
Series 2012-LC5, Class AS, 3.54%, 10/15/45	200	203,474
Series 2012-LC5, Class B, 4.14%, 10/15/45	300	307,042
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	650	682,987
Series 2013-LC12, Class AS, 4.42%, 07/15/46(a)	473	493,570
Series 2013-LC12, Class C, 4.42%, 07/15/46(a)	100	99,239
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	336,862
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	513,413
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	256,041
Series 2015-C30, Class A4, 3.66%, 09/15/58	817	844,363
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	517,116
Series 2015-C31, Class C, 4.76%, 11/15/48 (Call 11/11/25)(a)	450	455,070
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	603,031
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	1,043,767
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	778,561
Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,000	1,038,522

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-SG1, Class D, 4.62%, 09/15/48(a)	$200	$167,814
Series 2016-C34, Class A2, 2.60%, 06/15/49	500	497,494
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	996,231
Series 2016-C34, Class AS, 3.48%, 06/15/49	850	852,372
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/11/26)	500	499,176
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	505,227
Series 2017-C38, Class A2, 3.04%, 07/15/50	500	502,545
Series 2017-C38, Class A4, 3.19%, 07/15/50	500	499,433
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	1,016,686
Series 2017-C42, Class A3, 3.33%, 12/15/50	1,000	1,009,792
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,280,986
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	514,168
Series 2017-RC1, Class A2, 3.12%, 01/15/60	875	880,452
Series 2018-C44, Class A5, 4.21%, 05/15/51	1,000	1,073,198
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	371,929
WFRBS Commercial Mortgage Trust
Series 2012-C06, Class AS, 3.84%, 04/15/45	145	147,717
Series 2012-C07, Class A2, 3.43%, 06/15/45	500	508,519
Series 2012-C08, Class A3, 3.00%, 08/15/45	360	362,380
Series 2012-C08, Class ASB, 2.56%, 08/15/45	256	255,335
Series 2012-C09, Class A3, 2.87%, 11/15/45	175	174,990
Series 2012-C09, Class C, 4.54%, 11/15/45(a)	150	153,015
Series 2012-C10, Class A3, 2.88%, 12/15/45	200	200,540
Series 2012-C10, Class AS, 3.24%, 12/15/45	250	249,804
Series 2013-C13, Class C, 3.91%, 05/15/45(a)	110	107,708
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	500	506,949
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	787,807
Series 2013-C17, Class A3, 3.75%, 12/15/46	1,000	1,035,332
Series 2013-C18, Class A4, 3.90%, 12/15/46	600	625,323
Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	800	842,188
Series 2014-C19, Class A4, 3.83%, 03/15/47	300	311,557
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/01/24)(a)	300	314,260
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	209,516
Series 2014-C20, Class ASB, 3.64%, 05/15/47	375	382,969
Series 2014-C22, Class A3, 3.53%, 09/15/57	150	151,698
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	414,562
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	498,468
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	102,942
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	96,870
Series 2014-LC14, Class ASB, 3.52%, 03/15/47	145	147,150

		207,600,025

Total Collaterized Mortgage Obligations — 60.2% (Cost: $205,590,733)		207,600,025

U.S. Government Agency Obligations

Mortgage-Backed Securities — 39.3%
Federal National Mortgage Association
Series 2010-M4, Class A3, 3.82%, 06/25/20	71	71,401
Series 2011-M1, Class A3, 3.76%, 06/25/21	565	571,933
Series 2011-M4, Class A2, 3.73%, 06/25/21	895	912,886
Series 2011-M5, Class A2, 2.94%, 07/25/21	292	293,438
Series 2012-M02, Class A2, 2.72%, 02/25/22	747	748,726
Series 2012-M08, Class A2, 2.35%, 05/25/22	387	384,464
Series 2012-M09, Class A2, 2.48%, 04/25/22	752	748,913
Series 2012-M17, Class A2, 2.18%, 11/25/22	371	366,254
Series 2013-M04, Class ATS2, 2.61%, 03/25/22(a)	85	84,993

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-M06, Class 1AC, 3.70%, 02/25/43(a)	$300	$308,468
Series 2013-M06, Class A2, 3.53%, 02/25/43(a)	300	307,294
Series 2013-M07, Class A2, 2.28%, 12/27/22	737	729,497
Series 2013-M12, Class APT, 2.48%, 03/25/23(a)	607	603,665
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,441	1,478,902
Series 2014-M03, Class A2, 3.50%, 01/25/24(a)	1,201	1,238,494
Series 2014-M04, Class A2, 3.35%, 03/25/24(a)	700	718,478
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	749	748,007
Series 2014-M09, Class A2, 3.10%, 07/25/24(a)	500	507,925
Series 2014-M11, Class 1A, 3.22%, 08/25/24(a)	936	953,096
Series 2014-M11, Class 2A, 3.41%, 08/25/26(a)	698	718,659
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	200	203,136
Series 2015-M01, Class A2, 2.53%, 09/25/24	750	743,120
Series 2015-M02, Class A, 2.62%, 12/25/24	443	439,646
Series 2015-M03, Class A1, 2.30%, 10/25/24	103	102,364
Series 2015-M04, Class AV2, 2.51%, 07/25/22(a)	940	937,521
Series 2015-M08, Class A2, 2.90%, 01/25/25(a)	1,250	1,258,672
Series 2015-M11, Class A2, 2.94%, 04/25/25(a)	800	803,928
Series 2015-M13, Class A2, 2.80%, 06/25/25(a)	1,000	995,990
Series 2016-M01, Class A1, 2.43%, 01/25/26	125	124,091
Series 2016-M03, Class ASQ2, 2.26%, 02/25/23	334	330,559
Series 2016-M09, Class A2, 2.29%, 06/25/26	2,000	1,921,867
Series 2016-M10, Class A1, 2.10%, 07/25/28	935	909,770
Series 2017-M2, Class A2, 2.88%, 02/25/27(a)	1,000	990,484
Series 2017-M3, Class A2, 2.57%, 12/25/26(a)	850	823,831
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,000	996,927
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,100	1,103,772
Series 2018-M01, Class A2, 3.09%, 12/25/27(a)	1,000	1,000,029
Series 2018-M07, Class A2, 3.15%, 03/25/28(a)	800	802,908
Series 2018-M10, Class A2, 3.50%, 07/25/28(a)	1,040	1,070,109
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	100	104,745
Series 2019-M1, Class A2, 3.67%, 09/25/28(a)	1,000	1,042,622
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(a)	1,000	1,014,150
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	500	507,537
Series K015, Class A2, 3.23%, 07/25/21	2,250	2,277,787
Series K017, Class A2, 2.87%, 12/25/21	1,482	1,491,552
Series K018, Class A2, 2.79%, 01/25/22	405	406,819
Series K019, Class A2, 2.27%, 03/25/22	2,000	1,983,894
Series K020, Class A2, 2.37%, 05/25/22	600	596,795
Series K022, Class A2, 2.36%, 07/25/22	600	596,355
Series K023, Class A2, 2.31%, 08/25/22	2,000	1,984,346
Series K025, Class A2, 2.68%, 10/25/22	1,175	1,179,240
Series K026, Class A2, 2.51%, 11/25/22	1,000	998,219
Series K028, Class A2, 3.11%, 02/25/23	2,210	2,250,597
Series K029, Class A2, 3.32%, 02/25/23	2,000	2,051,802
Series K030, Class A1, 2.78%, 09/25/22	405	404,957
Series K030, Class A2, 3.25%, 04/25/23(a)	1,000	1,023,422
Series K032, Class A1, 3.02%, 02/25/23	375	377,535
Series K032, Class A2, 3.31%, 05/25/23(a)	180	184,617
Series K033, Class A1, 2.87%, 02/25/23	584	586,726
Series K033, Class A2, 3.06%, 07/25/23(a)	1,000	1,016,479
Series K034, Class A2, 3.53%, 07/25/23(a)	1,000	1,034,426
Series K035, Class A2, 3.46%, 08/25/23(a)	500	515,588
Series K036, Class A2, 3.53%, 10/25/23(a)	650	672,601
Series K037, Class A2, 3.49%, 01/25/24	1,150	1,189,870
Series K038, Class A1, 2.60%, 10/25/23	596	595,128
Series K040, Class A2, 3.24%, 09/25/24	1,250	1,281,902
Series K043, Class A2, 3.06%, 12/25/24	1,000	1,016,901
Series K044, Class A2, 2.81%, 01/25/25	1,250	1,254,246

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K046, Class A2, 3.21%, 03/25/25	$1,285	$1,315,799
Series K048, Class A2, 3.28%, 06/25/25(a)	1,000	1,027,986
Series K049, Class A2, 3.01%, 07/25/25	2,000	2,026,408
Series K050, Class A2, 3.33%, 08/25/25(a)	1,050	1,082,731
Series K051, Class A2, 3.31%, 09/25/25	1,000	1,029,903
Series K052, Class A1, 2.60%, 01/25/25	382	381,465
Series K052, Class A2, 3.15%, 11/25/25	800	816,608
Series K054, Class A2, 2.75%, 01/25/26	1,700	1,693,648
Series K055, Class A2, 2.67%, 03/25/26	1,250	1,238,656
Series K056, Class A2, 2.53%, 05/25/26	1,560	1,529,623
Series K058, Class A1, 2.34%, 07/25/26	1,398	1,373,810
Series K058, Class A2, 2.65%, 08/25/26	1,507	1,485,417
Series K059, Class A2, 3.12%, 09/25/26(a)	1,200	1,218,970
Series K060, Class A2, 3.30%, 10/25/26	2,342	2,405,564
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,339,677
Series K062, Class A2, 3.41%, 12/25/26	1,000	1,034,584
Series K063, Class A2, 3.43%, 01/25/27(a)	2,600	2,692,410
Series K064, Class A1, 2.89%, 10/25/26	1,193	1,202,080
Series K064, Class A2, 3.22%, 03/25/27	325	331,982
Series K065, Class A1, 2.86%, 10/25/26	1,155	1,163,142
Series K065, Class A2, 3.24%, 04/25/27	1,400	1,431,541
Series K066, Class A2, 3.12%, 06/25/27	1,400	1,419,000
Series K067, Class A1, 2.90%, 03/25/27	963	970,107
Series K068, Class A2, 3.24%, 08/25/27	1,000	1,022,430
Series K069, Class A2, 3.19%, 09/25/27(a)	179	181,823
Series K070, Class A2, 3.30%, 11/25/27(a)	1,500	1,538,936
Series K071, Class A2, 3.29%, 11/25/27	1,000	1,024,578
Series K072, Class A2, 3.44%, 12/25/27	2,450	2,538,836
Series K073, Class A2, 3.35%, 01/25/28	500	514,480
Series K074, Class A1, 3.60%, 09/25/27	986	1,026,144
Series K074, Class A2, 3.60%, 01/25/28	1,000	1,048,022
Series K075, Class A2, 3.65%, 02/25/28(a)	1,000	1,052,024
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,142,045
Series K077, Class A2, 3.85%, 05/25/28(a)	450	480,132
Series K078, Class A2, 3.85%, 06/25/51	1,000	1,067,638
Series K079, Class A2, 3.93%, 06/25/28	1,750	1,877,728
Series K080, Class A2, 3.93%, 07/25/28(a)	200	214,545
Series K081, Class A2, 3.90%, 08/25/28(a)	500	535,464
Series K085, Class A2, 4.06%, 10/25/28(a)	2,000	2,168,470
Series K152, Class A2, 3.08%, 01/25/31	250	245,897
Series K153, Class A3, 3.12%, 10/25/31(a)	500	491,605
Series K154, Class A2, 3.42%, 04/25/32	500	515,483
Series K154, Class A3, 3.46%, 11/25/32	345	350,630
Series K715, Class A2, 2.86%, 01/25/21	1,485	1,485,556
Series K717, Class A2, 2.99%, 09/25/21	750	754,916
Series K720, Class A1, 2.32%, 11/25/21	550	546,377

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K720, Class A2, 2.72%, 06/25/22	$800	$802,724
Series K721, Class A2, 3.09%, 08/25/22(a)	1,000	1,014,267
Series K724, Class A2, 3.06%, 11/25/23(a)	1,400	1,423,818
Series K725, Class A2, 3.00%, 01/25/24	1,000	1,013,478
Series K728, Class A2, 3.06%, 08/25/24(a)	1,000	1,015,612
Series K729, Class A1, 2.95%, 02/25/24	965	974,043
Series K729, Class A2, 3.14%, 10/25/24	1,000	1,018,583
Series K730, Class A2, 3.59%, 01/25/25	1,000	1,041,623
Series K731, Class A2, 3.60%, 02/25/25(a)	1,000	1,041,479
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	1,021,084
Freddie Mac Multifamily Structured Pass Through Certificates
Series K048, Class A1, 2.69%, 12/25/24	1,268	1,271,550
Series K067, Class A2, 3.19%, 07/25/27	600	611,295
Series K083, Class A2, 4.05%, 09/25/28(a)	1,000	1,083,365
Series K088, Class A2, 3.69%, 01/25/29	1,000	1,054,089
Series K089, Class A2, 3.56%, 01/25/29	1,650	1,721,942
Series K091, Class A2, 3.51%, 03/25/29	1,500	1,558,260
Series K1510, Class A2, 3.72%, 01/25/31	250	264,163
Series K1510, Class A3, 3.79%, 01/25/34	500	525,477
Series K157, Class A2, 3.99%, 05/25/33(a)	1,000	1,082,702
Series K159, Class A2, 3.95%, 11/25/30(a)	833	898,834
Series K159, Class A3, 3.95%, 11/25/33(a)	1,000	1,069,747
Series K732, Class A2, 3.70%, 05/25/25	1,000	1,047,746
Series K733, Class A2, 3.75%, 08/25/25	1,000	1,052,048
Series K734, Class A2, 3.21%, 02/25/26	950	971,717

		135,309,591

Total U.S. Government Agency Obligations — 39.3% (Cost: $134,302,586)		135,309,591

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	1,803	1,803,136

Total Short-Term Investments — 0.5% (Cost: $1,803,136)		1,803,136

Total Investments in Securities — 100.0% (Cost: $341,696,455)		344,712,752

Other Assets, Less Liabilities — 0.0%		158,430

Net Assets — 100.0%		$344,871,182

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,319	484	1,803	$1,803,136	$13,076	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® CMBS ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$207,600,025	$—	$207,600,025
U.S. Government Agency Obligations	—	135,309,591	—	135,309,591
Money Market Funds	1,803,136	—	—	1,803,136

	$1,803,136	$342,909,616	$—	$344,712,752

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2019	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.4%
Government National Mortgage Association
2.50%, 01/15/28	$9	$8,947
2.50%, 02/20/28	18	17,620
2.50%, 01/20/31	276	274,421
2.50%, 04/20/43	32	31,595
2.50%, 01/20/47	411	398,389
2.50%, 05/01/49(a)	317	308,646
3.00%, 07/15/27	13	13,485
3.00%, 09/15/27	17	16,993
3.00%, 01/20/31	379	381,427
3.00%, 07/20/31	595	599,015
3.00%, 02/20/32	498	501,342
3.00%, 09/15/42	8	8,468
3.00%, 10/15/42	74	74,428
3.00%, 01/20/43	886	889,911
3.00%, 07/15/43	140	140,205
3.00%, 09/20/43	1,835	1,841,012
3.00%, 01/15/44	3,139	3,149,023
3.00%, 08/20/44	1,035	1,037,496
3.00%, 05/20/45	1,071	1,071,147
3.00%, 10/20/45	447	447,174
3.00%, 02/20/46	1,541	1,541,054
3.00%, 04/20/46	209	209,179
3.00%, 05/20/46	1,311	1,309,755
3.00%, 06/20/46	1,510	1,508,778
3.00%, 07/20/46	2,336	2,333,483
3.00%, 08/20/46	1,482	1,480,813
3.00%, 09/20/46	1,911	1,909,275
3.00%, 12/15/46	441	441,389
3.00%, 12/20/46	1,639	1,637,053
3.00%, 02/15/47	318	317,880
3.00%, 02/20/47	1,025	1,023,606
3.00%, 07/20/47	4,204	4,196,254
3.00%, 05/01/49(a)	100	99,678
3.50%, 02/15/26	8	8,501
3.50%, 11/15/26	6	6,008
3.50%, 02/20/27	16	16,570
3.50%, 01/20/31	107	109,821
3.50%, 07/20/32	382	391,292
3.50%, 09/15/41	12	12,048
3.50%, 09/15/42	37	37,747
3.50%, 10/15/42	14	14,241
3.50%, 11/15/42	79	80,379
3.50%, 11/20/42	2,447	2,508,545
3.50%, 03/15/43	797	815,054
3.50%, 05/15/43	68	69,413
3.50%, 06/15/43	181	185,413
3.50%, 04/20/45	1,071	1,092,657
3.50%, 11/20/45	40	40,811
3.50%, 12/20/45	272	277,166
3.50%, 03/20/46	1,485	1,512,493
3.50%, 04/20/46	234	237,968
3.50%, 06/20/46	2,371	2,415,885
3.50%, 07/20/46(b)	14,201	14,467,196
3.50%, 10/20/46	564	574,507
3.50%, 11/20/46	41	41,277
3.50%, 12/20/46	520	530,017
3.50%, 01/20/47	208	212,023

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/20/47	$542	$552,300
3.50%, 03/20/47	1,934	1,967,306
3.50%, 04/20/47	277	282,011
3.50%, 08/20/47	1,186	1,209,875
3.50%, 10/20/47	526	536,508
3.50%, 12/15/47	693	705,685
3.50%, 12/20/47	818	833,210
3.50%, 01/20/48	1,631	1,658,902
3.50%, 04/20/48	236	240,719
3.50%, 05/01/49(a)	8,907	9,053,827
4.00%, 03/20/26	6	5,960
4.00%, 07/20/26	4	4,608
4.00%, 02/15/41	18	18,728
4.00%, 03/15/41	21	21,712
4.00%, 04/15/41	65	66,968
4.00%, 05/15/41	13	13,668
4.00%, 12/15/41	19	19,629
4.00%, 01/15/42	13	13,424
4.00%, 02/15/42	41	42,425
4.00%, 03/15/42	86	89,206
4.00%, 05/15/42	17	17,880
4.00%, 08/15/42	22	23,369
4.00%, 09/20/42	417	433,813
4.00%, 04/15/44	129	133,182
4.00%, 05/15/44	91	94,733
4.00%, 08/20/44	75	77,783
4.00%, 10/20/44	809	838,511
4.00%, 08/15/45	6,120	6,347,820
4.00%, 09/20/45	2,242	2,322,462
4.00%, 10/20/45	20	20,270
4.00%, 01/20/46	32	33,486
4.00%, 03/20/46	375	387,988
4.00%, 07/20/46	38	39,619
4.00%, 09/20/46	1,113	1,149,250
4.00%, 11/20/46	459	474,092
4.00%, 12/15/46	71	73,826
4.00%, 08/20/47	34	34,743
4.00%, 11/20/47	548	565,875
4.00%, 03/20/48	1,798	1,855,301
4.00%, 04/20/48	1,213	1,262,336
4.00%, 05/20/48	4,322	4,492,720
4.00%, 11/20/48	1,817	1,890,344
4.00%, 05/01/49(a)	3,573	3,679,353
4.50%, 04/15/24	8	8,126
4.50%, 07/20/24	5	4,887
4.50%, 08/15/39	234	246,249
4.50%, 07/15/40	66	68,812
4.50%, 08/15/40	109	113,814
4.50%, 11/20/45	612	643,532
4.50%, 08/20/46	1,080	1,135,700
4.50%, 09/20/46	168	176,828
4.50%, 10/20/46	180	189,835
4.50%, 11/20/46	200	210,759
4.50%, 04/20/47	26	27,737
4.50%, 06/20/47	32	33,719
4.50%, 02/20/48	2,194	2,283,157
4.50%, 06/20/48	183	190,156
4.50%, 07/20/48	1,156	1,200,039
4.50%, 08/20/48	954	990,800

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/20/48	$2,774	$2,879,503
4.50%, 01/20/49	1,215	1,261,698
4.50%, 02/20/49	104	107,512
4.50%, 03/20/49	150	155,411
4.50%, 05/01/49(a)	2,534	2,627,392
5.00%, 07/15/39	48	51,838
5.00%, 07/20/42	260	280,303
5.00%, 07/20/46	124	133,523
5.00%, 04/20/48	282	295,144
5.00%, 05/20/48	1,755	1,834,479
5.00%, 11/20/48	621	648,794
5.00%, 04/20/49	91	95,524
5.00%, 05/01/49(a)	2,427	2,532,489
5.50%, 10/15/38	34	37,916
5.50%, 07/20/40	423	464,991
5.50%, 05/01/49(a)	280	298,230
6.00%, 09/20/38	41	46,965
6.00%, 05/01/49(a)	200	215,773

		119,953,035

Total U.S. Government Agency Obligations — 99.4% (Cost: $119,376,664)		119,953,035

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 18.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	22,435	$22,434,729

Total Short-Term Investments — 18.6% (Cost: $22,434,729)		22,434,729

Total Investments in Securities — 118.0% (Cost: $141,811,393)		142,387,764

Other Assets, Less Liabilities — (18.0)%		(21,688,935)

Net Assets — 100.0%		$120,698,829

(a)	TBA transaction.
(b)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	16,495	5,940	22,435	$22,434,729	$212,854	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$119,953,035	$—	$119,953,035
Money Market Funds	22,434,729	—	—	22,434,729

	$22,434,729	$119,953,035	$—	$142,387,764

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2019	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.6%
U.S. Treasury Floating Rate Note 2.41%, 01/31/20,
(3 mo.Treasury money market yield + 0.012%)(a)	$31,323	$31,311,351
2.44%, 10/31/20,
(3 mo.Treasury money market yield + 0.045%)(a)	68,179	68,119,813
2.45%, 04/30/20,
(3 mo.Treasury money market yield + 0.033%)(a)	59,990	59,973,074
2.46%, 10/31/19,
(3 mo.Treasury money market yield + 0.048%)(a)	3,996	3,996,409
2.46%, 07/31/20,
(3 mo.Treasury money market yield + 0.043%)(a)	126,232	126,173,609
2.47%, 07/31/19,
(3 mo.Treasury money market yield + 0.060%)(a)	69,749	69,753,863
2.53%, 01/31/21,
(3 mo.Treasury money market yield + 0.115%)(a)	164,518	164,507,870
2.55%, 04/30/21,
(3 mo.Treasury money market yield + 0.139%)(a)	53,554	53,551,904

		577,387,893

Total U.S. Government Obligations — 95.6% (Cost: $577,557,821)		577,387,893

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	26,904	$26,903,826

Total Short-Term Investments — 4.4% (Cost: $26,903,826)		26,903,826

Total Investments in Securities — 100.0% (Cost: $604,461,647)		604,291,719

Other Assets, Less Liabilities — (0.0)%		(30,139)

Net Assets — 100.0%		$604,261,580

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	8,414	18,490	26,904	$26,903,826	$84,344	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$577,387,893	$—	$577,387,893
Money Market Funds	26,903,826	—	—	26,903,826

	$26,903,826	$577,387,893	$—	$604,291,719

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
1.13%, 02/28/21	$99,810	$97,728,025
1.13%, 08/31/21	171,511	167,122,730
1.25%, 03/31/21	4,134	4,054,711
1.38%, 02/29/20	652	646,371
1.38%, 05/31/20	51,334	50,778,550
1.38%, 09/30/20	75,077	74,079,884
1.38%, 10/31/20	12,990	12,809,865
1.38%, 04/30/21	12,146	11,932,496
1.38%, 06/30/23	92,167	88,905,153
1.38%, 08/31/23	15,884	15,297,037
1.50%, 10/31/19	164	163,231
1.50%, 11/30/19	239	237,674
1.50%, 05/31/20	170,592	168,972,708
1.50%, 06/15/20	103,150	102,150,734
1.50%, 08/15/26	16,740	15,716,358
1.63%, 07/31/19	94	93,809
1.63%, 11/30/20	142,388	140,847,318
1.63%, 04/30/23	43,648	42,580,670
1.63%, 05/31/23	55,822	54,417,728
1.63%, 02/15/26	73,560	70,022,798
1.63%, 05/15/26	146,299	138,932,617
1.75%, 11/30/21	116,305	114,851,188
1.75%, 02/28/22	198,544	195,860,555
1.75%, 06/30/22	76,306	75,182,275
1.75%, 09/30/22	20,520	20,182,739
1.75%, 01/31/23	71,114	69,822,281
1.75%, 05/15/23	4,216	4,131,351
1.88%, 01/31/22	114,920	113,766,311
1.88%, 02/28/22	40,400	39,986,531
1.88%, 03/31/22	35,897	35,540,834
1.88%, 04/30/22	142,343	140,791,683
1.88%, 07/31/22	52,464	51,853,287
1.88%, 08/31/22	222,841	220,159,549
1.88%, 09/30/22	135,602	133,965,242
2.00%, 07/31/20	32,079	31,938,555
2.00%, 11/30/20	229,341	228,185,735
2.00%, 02/28/21	63,185	62,849,628
2.00%, 08/31/21	71,483	71,064,154
2.00%, 12/31/21	40,400	40,158,547
2.00%, 10/31/22	28,338	28,095,577
2.00%, 04/30/24	13,888	13,696,498
2.00%, 02/15/25	242,119	237,636,017
2.00%, 08/15/25	355,778	347,995,258
2.00%, 11/15/26	122,851	119,247,050
2.13%, 08/31/20	56,705	56,538,872
2.13%, 01/31/21	95,593	95,290,438
2.13%, 06/30/21	171,428	170,925,669
2.13%, 08/15/21	150,637	150,183,913
2.13%, 09/30/21	142,572	142,148,739
2.13%, 12/31/21	68,336	68,127,689
2.13%, 06/30/22	124,402	123,954,930
2.13%, 12/31/22	71,316	70,992,352
2.13%, 11/30/23	13,888	13,795,775
2.13%, 02/29/24	75,255	74,696,466
2.13%, 09/30/24	15,792	15,639,632
2.13%, 05/15/25	143,175	141,268,259
2.25%, 03/31/21	31,616	31,597,475

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 04/30/21	$272,640	$272,512,400
2.25%, 01/31/24	76,855	76,731,912
2.25%, 10/31/24	55,598	55,400,366
2.25%, 11/15/24	268,631	267,582,059
2.25%, 11/15/25	114,505	113,574,746
2.25%, 02/15/27	333,992	329,490,937
2.25%, 08/15/27	21,615	21,271,355
2.25%, 11/15/27	127,648	125,464,022
2.38%, 12/31/20	71,873	71,945,996
2.38%, 08/15/24	472,182	473,731,548
2.38%, 05/15/27	95,445	94,945,405
2.50%, 12/31/20	2,250	2,256,943
2.50%, 03/31/23	34,056	34,357,981
2.50%, 08/15/23	969	977,870
2.50%, 02/15/45	155,100	143,128,127
2.50%, 02/15/46	51,664	47,494,922
2.50%, 05/15/46	147,470	135,470,781
2.63%, 08/15/20	4,875	4,892,329
2.63%, 11/15/20	237,624	238,673,389
2.63%, 12/15/21	97,432	98,379,678
2.63%, 12/31/23	56,142	56,988,516
2.75%, 02/15/28	75,107	76,700,090
2.75%, 08/15/42	51,478	50,239,018
2.75%, 11/15/42	59,554	58,028,319
2.75%, 08/15/47	92,059	88,653,055
2.88%, 10/15/21	99,822	101,288,136
2.88%, 04/30/25	42,095	43,322,804
2.88%, 05/15/28	71,079	73,286,130
2.88%, 08/15/28	84,330	86,968,606
2.88%, 05/15/43	9,374	9,325,032
2.88%, 08/15/45	153,986	152,572,456
2.88%, 11/15/46	258,300	255,606,011
3.00%, 11/15/44	4,764	4,833,227
3.00%, 05/15/47	336	340,344
3.00%, 02/15/48	82,273	83,198,571
3.00%, 08/15/48	12,136	12,272,056
3.00%, 02/15/49	12	12,149
3.13%, 05/15/21	7,902	8,033,803
3.13%, 11/15/41	130,913	136,568,954
3.13%, 02/15/42	4,388	4,571,166
3.13%, 02/15/43	28,427	29,528,235
3.13%, 08/15/44	47,907	49,669,724
3.38%, 11/15/19	249	250,196
3.38%, 05/15/44	17,295	18,715,216
3.50%, 05/15/20	216,882	219,280,069
3.63%, 02/15/20	1,362	1,374,396
3.63%, 02/15/21	43,812	44,821,321
3.75%, 11/15/43	174,680	200,601,780
3.88%, 08/15/40	8,762	10,247,433
4.25%, 05/15/39	13,841	17,013,076
4.25%, 11/15/40	24,420	30,046,139
4.38%, 02/15/38	28,141	35,026,627
4.38%, 05/15/41	4,655	5,827,943
4.50%, 02/15/36	1,910	2,381,979
4.50%, 05/15/38	44,626	56,438,324
4.75%, 02/15/37	83	107,203
5.00%, 05/15/37	4,244	5,646,509
5.25%, 02/15/29	75,432	93,297,009
5.50%, 08/15/28	8,290	10,346,309
6.25%, 05/15/30	260	352,378

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
7.13%, 02/15/23	$185,833	$218,382,929
8.13%, 05/15/21	5,006	5,582,863
U.S. Treasury STRIPS Coupon 0.00%, 08/15/25(a)	20,959	17,962,606
0.00%, 08/15/36(a)	20,045	12,240,557

		9,805,843,551

Total U.S. Government Obligations — 99.0% (Cost: $9,805,050,394)		9,805,843,551

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	46,140	46,139,831

Total Short-Term Investments — 0.5% (Cost: $46,139,831)		46,139,831

Total Investments in Securities — 99.5% (Cost: $9,851,190,225)		9,851,983,382

Other Assets, Less Liabilities — 0.5%		51,695,666

Net Assets — 100.0%		$9,903,679,048

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	59,420	(13,280)	46,140	$46,139,831	$1,663,029	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$9,805,843,551	$—	$9,805,843,551
Money Market Funds	46,139,831	—	—	46,139,831

	$46,139,831	$9,805,843,551	$—	$9,851,983,382

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$342,909,616	$119,953,035	$577,387,893	$9,805,843,551
Affiliated(b)	1,803,136	22,434,729	26,903,826	46,139,831
Cash	18,918	—	—	—
Receivables:
Investments sold	1,769,489	5,624,443	—	24,658,451
Securities lending income — Affiliated	—	—	—	9
Capital shares sold	—	—	—	948,987
Dividends	2,394	38,496	4,713	168,352
Interest	970,333	337,810	39,882	65,927,106

Total assets	347,473,886	148,388,513	604,336,314	9,943,686,287

LIABILITIES
Payables:
Investments purchased	2,533,026	27,676,607	—	38,854,531
Investment advisory fees	69,678	13,077	74,734	1,152,708

Total liabilities	2,602,704	27,689,684	74,734	40,007,239

NET ASSETS	$344,871,182	$120,698,829	$604,261,580	$9,903,679,048

NET ASSETS CONSIST OF:
Paid-in capital	$342,792,052	$124,231,138	$603,006,180	$9,916,627,348
Accumulated earnings (loss)	2,079,130	(3,532,309)	1,255,400	(12,948,300)

NET ASSETS	$344,871,182	$120,698,829	$604,261,580	$9,903,679,048

Shares outstanding	6,700,000	2,450,000	12,000,000	394,800,000

Net asset value	$51.47	$49.26	$50.36	$25.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$339,893,319	$119,376,664	$577,557,821	$9,805,050,394
(b) Investments, at cost — Affiliated	$1,803,136	$22,434,729	$26,903,826	$46,139,831

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$13,076	$212,854	$80,545	$1,657,349
Interest — Unaffiliated	5,037,159	1,758,468	6,533,134	88,831,599
Securities lending income — Affiliated — net	—	—	3,799	5,680

Total investment income	5,050,235	1,971,322	6,617,478	90,494,628

EXPENSES
Investment advisory fees	403,603	83,562	405,993	5,773,555

Total expenses	403,603	83,562	405,993	5,773,555

Less:
Investment advisory fees waived	—	(8,197)	—	—

Total expenses after fees waived	403,603	75,365	405,993	5,773,555

Net investment income	4,646,632	1,895,957	6,211,485	84,721,073

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(563,784)	414,592	(7,299)	(6,545,383)
In-kind redemptions — Unaffiliated	—	—	3,639	14,013,909

Net realized gain (loss)	(563,784)	414,592	(3,660)	7,468,526

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	13,982,755	2,863,914	(195,904)	256,633,439

Net change in unrealized appreciation (depreciation)	13,982,755	2,863,914	(195,904)	256,633,439

Net realized and unrealized gain (loss)	13,418,971	3,278,506	(199,564)	264,101,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,065,603	$5,174,463	$6,011,921	$348,823,038

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,646,632	$7,322,084	$1,895,957	$2,644,526
Net realized gain (loss)	(563,784)	(562,463)	414,592	(3,339,707)
Net change in unrealized appreciation (depreciation)	13,982,755	(11,458,406)	2,863,914	(1,878,277)

Net increase (decrease) in net assets resulting from operations	18,065,603	(4,698,785)	5,174,463	(2,573,458)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(4,545,871)	(7,200,373)	(1,426,236)	(2,644,526)
Return of capital	—	—	—	(9,700)

Decrease in net assets resulting from distributions to shareholders	(4,545,871)	(7,200,373)	(1,426,236)	(2,654,226)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	20,361,537	72,641,769	14,467,470	(19,116,085)

NET ASSETS
Total increase (decrease) in net assets	33,881,269	60,742,611	18,215,697	(24,343,769)
Beginning of period	310,989,913	250,247,302	102,483,132	126,826,901

End of period	$344,871,182	$310,989,913	$120,698,829	$102,483,132

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Treasury Floating Rate Bond ETF		U.S. Treasury Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,211,485	$2,178,341	$84,721,073	$113,380,451
Net realized gain (loss)	(3,660)	29,342	7,468,526	(21,880,887)
Net change in unrealized appreciation (depreciation)	(195,904)	11,818	256,633,439	(212,677,869)

Net increase (decrease) in net assets resulting from operations	6,011,921	2,219,501	348,823,038	(121,178,305)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,191,349)	(1,812,108)	(79,415,180)	(109,679,238)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	296,528,195	281,383,918	2,887,075,658	1,766,419,527

NET ASSETS
Total increase in net assets	297,348,767	281,791,311	3,156,483,516	1,535,561,984
Beginning of period	306,912,813	25,121,502	6,747,195,532	5,211,633,548

End of period	$604,261,580	$306,912,813	$9,903,679,048	$6,747,195,532

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$49.36		$51.60	$52.43	$51.45	$51.46	$51.08

Net investment income(a)	0.72		1.37	1.28	1.20	1.17	1.09
Net realized and unrealized gain (loss)(b)	2.09		(2.26)	(0.88)	0.97	(0.03)	0.32

Net increase (decrease) from investment operations	2.81		(0.89)	0.40	2.17	1.14	1.41

Distributions(c)
From net investment income	(0.70)		(1.35)	(1.23)	(1.19)	(1.15)	(1.03)

Total distributions	(0.70)		(1.35)	(1.23)	(1.19)	(1.15)	(1.03)

Net asset value, end of period	$51.47		$49.36	$51.60	$52.43	$51.45	$51.46

Total Return
Based on net asset value	5.74	%(d)	(1.74)%	0.80%	4.27%	2.22%	2.80%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.88	%(e)	2.72%	2.49%	2.29%	2.28%	2.13%

Supplemental Data
Net assets, end of period (000)	$344,871		$310,990	$250,247	$246,412	$169,782	$126,085

Portfolio turnover rate(f)	12	%(d)	13%	19%	61%	40%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$47.67		$49.74		$50.83	$50.26	$50.32	$48.91

Net investment income(a)	0.82		1.12		0.80	0.53	0.57	0.43
Net realized and unrealized gain (loss)(b)	1.40		(2.05)		(0.72)	0.83	0.27	1.44

Net increase (decrease) from investment operations	2.22		(0.93)		0.08	1.36	0.84	1.87

Distributions(c)
From net investment income	(0.63)		(1.14)		(0.79)	(0.54)	(0.59)	(0.46)
From net realized gain	—		—		(0.26)	(0.25)	(0.31)	—
Return of capital	—		(0.00	)(d)	(0.12)	—	—	—

Total distributions	(0.63)		(1.14)		(1.17)	(0.79)	(0.90)	(0.46)

Net asset value, end of period	$49.26		$47.67		$49.74	$50.83	$50.26	$50.32

Total Return
Based on net asset value	4.69	%(e)	(1.90)%		0.18%	2.71%	1.68%	3.84%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%		0.15%	0.15%	0.15%	0.21%

Total expenses after fees waived	0.14	%(f)	0.12%		0.12%	0.10%	0.11%	0.15%

Net investment income	3.40	%(f)	2.31%		1.60%	1.05%	1.13%	0.88%

Supplemental Data
Net assets, end of period (000)	$120,699		$102,483		$126,827	$175,375	$60,309	$40,254

Portfolio turnover rate(g)(h)	197	%(e)	834%		917%	1,233%	1,071%	1,242%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF

	Six Months Ended						Period From
	04/30/19		Year Ended	Year Ended	Year Ended	Year Ended	02/03/14	(a)
	(unaudited)		10/31/18	10/31/17	10/31/16	10/31/15	to 10/31/14

Net asset value, beginning of period	$50.31		$50.24	$50.14	$50.08	$50.10	$50.09

Net investment income(b)	0.57		0.92	0.39	0.14	0.05	0.03
Net realized and unrealized gain (loss)(c)	(0.01)		(0.07)	0.01	0.06	(0.02)	0.01

Net increase from investment operations	0.56		0.85	0.40	0.20	0.03	0.04

Distributions(d)
From net investment income	(0.51)		(0.78)	(0.30)	(0.14)	(0.05)	(0.03)

Total distributions	(0.51)		(0.78)	(0.30)	(0.14)	(0.05)	(0.03)

Net asset value, end of period	$50.36		$50.31	$50.24	$50.14	$50.08	$50.10

Total Return
Based on net asset value	1.12	%(e)	1.70%	0.80%	0.40%	0.05%	0.08	%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15	%(f)

Total expenses after fees waived	0.15	%(f)	0.15%	0.15%	0.11%	0.00%	0.00	%(f)

Net investment income	2.29	%(f)	1.83%	0.77%	0.29%	0.10%	0.09	%(f)

Supplemental Data
Net assets, end of period (000)	$604,262		$306,913	$25,122	$20,056	$15,025	$5,010

Portfolio turnover rate(g)	4	%(e)	17%	68%	25%	62%	57	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF

	Six Months Ended
	04/30/19		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14

Net asset value, beginning of period	$24.17		$25.16	$25.74	$25.28	$25.01	$24.63

Net investment income(a)	0.27		0.48	0.40	0.36	0.33	0.30
Net realized and unrealized gain (loss)(b)	0.91		(1.00)	(0.61)	0.45	0.25	0.36

Net increase (decrease) from investment operations	1.18		(0.52)	(0.21)	0.81	0.58	0.66

Distributions(c)
From net investment income	(0.26)		(0.47)	(0.37)	(0.35)	(0.31)	(0.28)

Total distributions	(0.26)		(0.47)	(0.37)	(0.35)	(0.31)	(0.28)

Net asset value, end of period	$25.09		$24.17	$25.16	$25.74	$25.28	$25.01

Total Return
Based on net asset value	4.91	%(d)	(2.10)%	(0.82)%	3.23%	2.32%	2.69%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.20	%(e)	1.95%	1.58%	1.39%	1.30%	1.21%

Supplemental Data
Net assets, end of period (000)	$9,903,679		$6,747,196	$5,211,634	$2,635,596	$1,519,361	$237,581

Portfolio turnover rate(f)	10	%(d)	27%	47%	48%	36%	38%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
GNMA Bond	0.15
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.15

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Treasury Floating Rate Bond	$1,231
U.S. Treasury Bond	1,539

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Treasury Bond	$290,424,884	$572,486,690

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$29,160,380	$18,880,631	$28,726,301	$20,844,886
GNMA Bond	241,635,081	226,937,904	—	—
Treasury Floating Rate Bond	270,000,502	15,273,894	—	—
U.S. Treasury Bond	895,315,496	757,132,615	—	—

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
CMBS	$2,609,532	$—
Treasury Floating Rate Bond	392,078,126	104,241,754
U.S. Treasury Bond	4,113,180,043	1,341,053,885

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
CMBS	$1,134,402
GNMA Bond	4,990,641
U.S. Treasury Bond	34,087,764

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$341,702,120	$4,490,813	$(1,480,181)	$3,010,632
GNMA Bond	141,813,745	891,570	(317,551)	574,019
Treasury Floating Rate Bond	604,461,647	—	(169,928)	(169,928)
U.S. Treasury Bond	9,854,393,107	33,374,984	(35,784,709)	(2,409,725)

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18

iShares ETF	Shares	Amount	Shares	Amount

CMBS
Shares sold	850,000	$42,731,082	1,650,000	$82,661,725
Shares redeemed	(450,000)	(22,369,545)	(200,000)	(10,019,956)

Net increase	400,000	$20,361,537	1,450,000	$72,641,769

GNMA Bond
Shares sold	1,050,000	$51,072,122	1,050,000	$51,145,471
Shares redeemed	(750,000)	(36,604,652)	(1,450,000)	(70,261,556)

Net increase (decrease)	300,000	$14,467,470	(400,000)	$(19,116,085)

Treasury Floating Rate Bond
Shares sold	8,000,000	$402,155,405	6,600,000	$331,638,825
Shares redeemed	(2,100,000)	(105,627,210)	(1,000,000)	(50,254,907)

Net increase	5,900,000	$296,528,195	5,600,000	$281,383,918

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18

iShares ETF	Shares	Amount	Shares	Amount

U.S. Treasury Bond
Shares sold	172,300,000	$4,282,948,648	102,300,000	$2,514,607,705
Shares redeemed	(56,600,000)	(1,395,872,990)	(30,300,000)	(748,188,178)

Net increase	115,700,000	$2,887,075,658	72,000,000	$1,766,419,527

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
CMBS(a)	$0.698254	$ —	$0.002774	$0.701028	100%	—%	0	%(b)	100%
GNMA Bond	0.633804	—	—	0.633804	100	—	—		100
Treasury Floating Rate Bond	0.508782	—	—	0.508782	100	—	—		100
U.S. Treasury Bond(a)	0.258394	—	0.002922	0.261316	99	—	1		100

(a)	The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ

▶	iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Core 1-5 Year USD Bond ETF

Investment Objective

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.48%	4.25%	1.84%	1.56%	4.25%	9.55%	10.67%
Fund Market	3.46	4.27	1.79	1.57	4.27	9.27	10.71
Index	3.48	4.27	1.92	1.66	4.27	9.97	11.39

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index Performance through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,034.80	$0.30		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	54.9%
Corporate Bonds & Notes	36.4
Foreign Government Obligations	7.0
Asset-Backed Securities	0.9
Collaterized Mortgage Obligations	0.8

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	59.7%
Aa	4.9
A	12.1
Baa	12.8
Ba	3.8
B	3.0
Caa	0.9
Ca	0.1
Not Rated	2.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® Core International Aggregate Bond ETF

Investment Objective

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.80%	5.45%	4.09%	5.45%	14.94%
Fund Market	4.95	5.60	4.19	5.60	15.32
Index	4.84	5.58	4.15	5.58	15.16

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,048.00	$0.46		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Foreign Government Obligations	75.4%
Corporate Bonds & Notes	24.6

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
France	13.5%
Japan	12.4
Germany	10.8
United Kingdom	10.3
Italy	7.8
Canada	6.2
Spain	5.9
Supranational	3.3
Australia	3.2
Netherlands	3.1

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Capital One Multi-Asset Execution Trust 2.08%, 03/15/23	$3,500	$3,483,306
1.66%, 06/17/24	2,470	2,420,821
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3, 1.92%, 04/07/22	2,000	1,988,344
Discover Card Execution Note Trust Series 2012-A6, Class A6, 1.67%, 01/18/22	250	249,510
Series 2014-A4, Class A4, 2.12%, 12/15/21	500	499,620
Drive Auto Receivables Trust Series 2018-1, 3.81%, 05/15/24 (Call 02/15/21)	2,370	2,392,842
Series 2018-2, 4.14%, 08/15/24 (Call 04/15/21)	3,000	3,052,635
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 01/15/21 (Call 09/15/20)	271	269,769
Santander Drive Auto Receivables Trust 3.56%, 07/15/24 (Call 08/15/21)	2,000	2,022,881
Synchrony Credit Card Master Note Trust 2.21%, 05/15/24	5,000	4,958,726
Series 2015-1, Class A, 2.37%, 03/15/23	800	797,857

Total Asset-Backed Securities — 0.8% (Cost: $21,911,322)		22,136,311

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.98%, 07/15/51	3,500	3,648,203
COMM Mortgage Trust Series 2012-CR1, Class A3, 3.39%, 05/15/45	750	762,832
Series 2013-CR09, Class A4, 4.37%, 07/10/45(a)	2,000	2,109,998
JPMBB Commercial Mortgage Securities Trust 3.02%, 02/15/48 (Call 11/15/24)	2,000	2,016,620
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	225	236,082
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	150	155,961
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class A4, 4.22%, 07/15/46(a)	3,000	3,148,050
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	1,000	1,042,161
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,750	1,793,271
Series 2015-C22, Class A4, 3.31%, 04/15/48	250	253,609
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	800	811,783
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,500	1,521,956
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	3,000	3,008,100

		20,508,626

Total Collaterized Mortgage Obligations — 0.8% (Cost: $20,391,858)		20,508,626

Corporate Bonds & Notes

Advertising — 0.1%
Acosta Inc., 7.75%, 10/01/22 (Call 10/01/19)(b)	100	15,197
Clear Channel International BV, 8.75%, 12/15/20 (Call 12/15/19)(b)	100	102,522
Interpublic Group of Companies Inc. (The) 3.50%, 10/01/20	25	25,203
3.75%, 10/01/21	70	71,357

Security	Par (000)	Value

Advertising (continued)
3.75%, 02/15/23	$165	$168,740
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/01/19)	125	126,819
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22	530	540,489
4.45%, 08/15/20	275	280,783
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 02/15/22 (Call 02/15/20)	195	197,463
5.63%, 02/15/24 (Call 02/15/20)	125	128,725
WPP Finance 2010 3.63%, 09/07/22	85	85,655
4.75%, 11/21/21	137	142,153

		1,885,106

Aerospace & Defense — 0.5%
Airbus Finance BV, 2.70%, 04/17/23(b)	160	159,211
Arconic Inc. 5.40%, 04/15/21 (Call 01/15/21)	310	319,601
5.87%, 02/23/22	200	209,848
6.15%, 08/15/20	225	232,349
BAE Systems Holdings Inc., 2.85%, 12/15/20 (Call 11/15/20)(b)	270	269,557
BAE Systems PLC, 4.75%, 10/11/21(b)	25	25,997
Boeing Co. (The) 1.65%, 10/30/20 (Call 09/30/20)	25	24,597
1.88%, 06/15/23 (Call 04/15/23)	155	148,569
2.13%, 03/01/22 (Call 02/01/22)	475	466,830
2.35%, 10/30/21	200	198,102
2.80%, 03/01/23 (Call 02/01/23)	345	344,396
Bombardier Inc. 5.75%, 03/15/22(b)	125	126,719
6.00%, 10/15/22 (Call 04/15/20)(b)	300	300,576
6.13%, 01/15/23(b)	300	301,002
8.75%, 12/01/21(b)	325	358,871
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	54	52,220
2.25%, 11/15/22 (Call 08/15/22)	84	83,016
2.88%, 05/11/20	400	401,200
3.00%, 05/11/21	415	418,723
3.38%, 05/15/23 (Call 04/15/23)	365	374,161
3.88%, 07/15/21 (Call 04/15/21)	110	112,625
L3 Technologies Inc. 3.85%, 06/15/23 (Call 05/15/23)	250	258,095
4.95%, 02/15/21 (Call 11/15/20)	50	51,603
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	1,215	1,211,829
3.10%, 01/15/23 (Call 11/15/22)	50	50,485
3.35%, 09/15/21	495	502,742
Moog Inc., 5.25%, 12/01/22 (Call 12/01/19)(b)	100	101,546
Northrop Grumman Corp. 2.08%, 10/15/20	325	322,215
2.55%, 10/15/22 (Call 09/15/22)	1,425	1,410,878
3.50%, 03/15/21	460	466,325
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22 (Call 11/01/19)(b)	25	25,461
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	285	284,857
3.13%, 10/15/20	400	403,056
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	363	361,864
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	100	101,095
TransDigm Inc., 6.00%, 07/15/22 (Call 07/15/19)	275	278,624

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Triumph Group Inc. 4.88%, 04/01/21 (Call 05/31/19)	$100	$98,670
5.25%, 06/01/22 (Call 06/01/19)	115	113,274
United Technologies Corp. 1.95%, 11/01/21 (Call 10/01/21)	560	548,464
2.30%, 05/04/22 (Call 04/04/22)	250	246,130
3.10%, 06/01/22	395	397,512
3.35%, 08/16/21	45	45,563
3.65%, 08/16/23 (Call 07/16/23)	725	743,516

		12,951,974

Agriculture — 0.4%
Altria Group Inc. 2.85%, 08/09/22	940	934,849
2.95%, 05/02/23	50	49,616
3.49%, 02/14/22 (Call 01/14/22)	30	30,398
3.80%, 02/14/24 (Call 01/14/24)	645	656,978
4.75%, 05/05/21	400	414,952
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	425	433,041
BAT Capital Corp. 2.30%, 08/14/20	370	367,066
2.76%, 08/15/22 (Call 07/15/22)	730	719,875
BAT International Finance PLC 2.75%, 06/15/20(b)	458	457,057
3.25%, 06/07/22(b)	25	25,000
3.50%, 06/15/22(b)	250	251,705
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(c)	160	160,963
Cargill Inc. 3.05%, 04/19/21(b)	500	502,765
3.25%, 03/01/23(b)	95	96,298
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(b)	75	73,989
Imperial Brands Finance PLC 2.95%, 07/21/20(b)	300	299,313
3.50%, 02/11/23 (Call 11/11/22)(b)	100	100,195
3.75%, 07/21/22 (Call 05/21/22)(b)	550	557,892
Kernel Holding SA, 8.75%, 01/31/22(d)	200	204,516
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)	180	177,466
2.38%, 08/17/22 (Call 07/17/22)	141	139,120
2.50%, 08/22/22	250	247,592
2.50%, 11/02/22 (Call 10/02/22)	375	370,991
2.63%, 02/18/22 (Call 01/18/22)	315	314,077
2.63%, 03/06/23	25	24,829
2.88%, 05/01/24	200	199,158
2.90%, 11/15/21	245	246,227
Pyxus International Inc. 8.50%, 04/15/21 (Call 10/15/19)(b)	48	49,162
9.88%, 07/15/21 (Call 07/15/19)	150	133,785
Reynolds American Inc. 3.25%, 06/12/20	225	225,754
4.00%, 06/12/22	390	399,005
4.85%, 09/15/23	25	26,347
6.88%, 05/01/20	200	207,430
Viterra Inc., 5.95%, 08/01/20(b)	250	257,785

		9,355,196

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	105	112,386

Security	Par (000)	Value

Airlines (continued)
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	$102	$105,880
Delta Air Lines Inc. 3.40%, 04/19/21	315	316,669
3.63%, 03/15/22 (Call 02/15/22)	440	444,022
3.80%, 04/19/23 (Call 03/19/23)	215	218,449
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 02/10/24	4	3,730
Southwest Airlines Co. 2.65%, 11/05/20 (Call 10/05/20)	232	231,682
2.75%, 11/16/22 (Call 10/16/22)	115	114,416
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	44	46,404
United Continental Holdings Inc. 4.25%, 10/01/22	125	126,108
5.00%, 02/01/24	150	154,276
6.00%, 12/01/20	65	67,692
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(d)	200	201,106
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(b)	100	102,776

		2,245,596

Apparel — 0.0%
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	150	149,820
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	205	203,977

		353,797

Auto Manufacturers — 1.2%
American Honda Finance Corp. 1.65%, 07/12/21	170	166,617
1.70%, 09/09/21	281	275,506
1.95%, 07/20/20	225	223,223
2.45%, 09/24/20	325	324,347
2.60%, 11/16/22	25	24,909
2.65%, 02/12/21	450	450,121
3.00%, 06/16/20	25	25,097
3.38%, 12/10/21	250	254,440
3.45%, 07/14/23	290	298,126
3.55%, 01/12/24	600	619,050
3.63%, 10/10/23	300	310,779
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/20)(b)	200	198,720
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(b)	150	159,276
BMW U.S. Capital LLC 1.85%, 09/15/21 (Call 08/15/21)(b)	175	171,400
2.00%, 04/11/21 (Call 03/11/21)(b)	1,130	1,115,016
2.70%, 04/06/22 (Call 03/06/22)(b)	200	199,344
2.95%, 04/14/22(b)	100	100,308
3.15%, 04/18/24 (Call 03/18/24)(b)	100	100,341
3.40%, 08/13/21(b)	155	157,364
3.45%, 04/12/23 (Call 03/12/23)(b)	275	279,471
Daimler Finance North America LLC 2.00%, 07/06/21(b)	50	48,995
2.20%, 05/05/20(b)	250	248,167
2.30%, 02/12/21(b)	200	197,926
2.45%, 05/18/20(b)	300	298,644
2.70%, 08/03/20(b)	150	149,682
2.85%, 01/06/22(b)	400	398,968
3.00%, 02/22/21(b)	500	500,725
3.10%, 05/04/20(b)	400	401,032
3.35%, 05/04/21(b)	500	504,435
3.40%, 02/22/22(b)	150	151,614
3.65%, 02/22/24(b)	150	153,305

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.70%, 05/04/23(b)	$250	$255,707
3.88%, 09/15/21(b)	250	255,335
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	450	469,210
Ford Motor Credit Co. LLC 2.34%, 11/02/20	1,025	1,009,625
3.10%, 05/04/23	650	623,077
3.20%, 01/15/21	750	745,132
3.34%, 03/18/21	800	797,024
3.34%, 03/28/22 (Call 02/28/22)	200	197,736
4.14%, 02/15/23 (Call 01/15/23)	450	450,238
5.58%, 03/18/24 (Call 02/18/24)	415	436,343
5.60%, 01/07/22	500	522,685
5.88%, 08/02/21	750	785,010
General Motors Co., 4.88%, 10/02/23	25	26,321
General Motors Financial Co. Inc. 2.45%, 11/06/20	195	193,210
3.15%, 06/30/22 (Call 05/30/22)	540	535,831
3.20%, 07/13/20 (Call 06/13/20)	460	461,320
3.20%, 07/06/21 (Call 06/06/21)	1,025	1,024,272
3.25%, 01/05/23 (Call 12/05/22)	10	9,934
3.45%, 01/14/22 (Call 12/14/21)	389	391,128
3.45%, 04/10/22 (Call 02/10/22)	140	140,648
3.70%, 11/24/20 (Call 10/24/20)	600	606,126
3.70%, 05/09/23 (Call 03/09/23)	630	633,874
4.15%, 06/19/23 (Call 05/19/23)	385	392,754
4.20%, 03/01/21 (Call 12/01/20)	502	510,730
4.20%, 11/06/21	50	51,122
4.38%, 09/25/21	327	335,492
5.10%, 01/17/24 (Call 12/17/23)	580	614,382
Harley-Davidson Financial Services Inc. 2.55%, 06/09/22 (Call 05/09/22)(b)	125	122,154
2.85%, 01/15/21 (Call 12/15/20)(b)	100	99,367
3.35%, 02/15/23 (Call 01/15/23)(b)	25	24,784
3.55%, 05/21/21(b)	290	292,390
4.05%, 02/04/22(b)	150	153,111
Hyundai Capital America 2.45%, 06/15/21(c)(d)	500	492,185
3.00%, 10/30/20(c)(d)	162	161,623
3.75%, 07/08/21(d)	100	100,950
3.95%, 02/01/22(b)	105	106,670
3.95%, 02/01/22(d)	200	203,180
4.13%, 06/08/23(c)(d)	300	306,903
4.30%, 02/01/24(b)	125	128,450
4.30%, 02/01/24(d)	100	102,760
Hyundai Capital Services Inc. 3.00%, 03/06/22(d)	600	594,858
3.00%, 08/29/22(d)	600	593,856
3.75%, 03/05/23(d)	250	253,072
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 02/01/20)(b)(c)	150	149,906
Nissan Motor Acceptance Corp. 2.15%, 09/28/20(b)	250	246,590
2.55%, 03/08/21(b)	250	247,112
2.60%, 09/28/22(b)	300	293,349
2.80%, 01/13/22(b)	50	49,460
3.45%, 03/15/23(b)	100	100,438
3.65%, 09/21/21(b)	60	60,572
3.88%, 09/21/23(b)	350	356,433

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp. 2.05%, 11/13/20	$45	$44,654
2.30%, 08/10/22	150	148,163
2.80%, 03/01/21	130	130,364
2.85%, 03/01/22	60	60,415
3.15%, 08/09/21	130	131,355
Toyota Motor Corp. 3.18%, 07/20/21	75	75,977
3.42%, 07/20/23	175	179,800
Toyota Motor Credit Corp. 1.90%, 04/08/21	318	314,143
2.15%, 09/08/22	200	197,332
2.25%, 10/18/23	50	49,145
2.60%, 01/11/22	915	916,226
2.65%, 04/12/22	250	250,537
2.70%, 01/11/23	175	175,023
2.75%, 05/17/21	250	250,835
2.80%, 07/13/22	225	226,465
2.95%, 04/13/21	425	428,204
3.30%, 01/12/22	238	242,498
3.35%, 01/08/24	25	25,651
3.45%, 09/20/23	425	437,992
Volkswagen Group of America Finance LLC 2.40%, 05/22/20(b)	200	198,918
4.00%, 11/12/21(b)	200	204,350
4.25%, 11/13/23(b)	700	723,114

		31,632,548

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc. 6.63%, 10/15/22 (Call 10/15/19)	175	179,069
7.75%, 11/15/19	20	20,459
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23 (Call 11/15/19)	225	228,267
8.75%, 08/15/20	65	69,519
Hankook Tire Co. Ltd., 3.50%, 01/30/23(d)	200	201,746
IHO Verwaltungs GmbH (4.88% PIK), 4.13%, 09/15/21 (Call 09/15/19)(b)(e)	200	201,250
IHO Verwaltungs GmbH (5.25% PIK), 4.50%, 09/15/23 (Call 09/15/19)(b)(e)	200	202,082
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/20)	100	103,020
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	100	97,574
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	252,765
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(d)(f)(g)	400	386,608
ZF North America Capital Inc., 4.50%, 04/29/22(b)	200	204,568

		2,146,927

Banks — 10.8%
ABN AMRO Bank NV 2.65%, 01/19/21(b)	500	498,705
3.40%, 08/27/21(b)	200	202,488
4.40%, 03/27/28 (Call 03/27/23)(d)(g)	400	406,220
ADCB Finance Cayman Ltd., 4.50%, 03/06/23(d)	400	411,224
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(d)(f)(g)	400	427,284
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	206,040
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(b)(g)	250	252,502
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	413,768
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(d)	200	200,402

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Alfa Bank AO Via Alfa Bond Issuance PLC 6.95%, (Call 04/30/23)(d)(f)(g)	$200	$186,622
7.75%, 04/28/21(d)	200	213,930
Amber Circle Funding Ltd., 3.25%, 12/04/22(d)	1,040	1,041,352
ANZ New Zealand Int’l Ltd./London 2.75%, 01/22/21(b)	250	249,355
2.88%, 01/25/22(b)	250	249,410
3.40%, 03/19/24(b)	350	354,130
ASB Bank Ltd., 3.75%, 06/14/23(b)	250	255,777
Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/20	250	248,243
3.30%, 05/17/21	500	505,415
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 11/09/20	250	248,403
2.55%, 11/23/21	600	596,190
2.63%, 05/19/22	250	248,505
2.63%, 11/09/22	350	346,962
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(d)	200	197,650
Azure Nova International Finance Ltd. 2.63%, 11/01/21(d)	400	392,068
3.50%, 03/21/22(d)	200	199,606
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	275	275,267
Banco Bradesco SA/Cayman Islands 5.75%, 03/01/22(d)	200	210,202
5.90%, 01/16/21(d)	500	517,160
Banco Davivienda SA, 5.88%, 07/09/22(d)	200	211,906
Banco de Bogota SA, 5.38%, 02/19/23(d)	200	208,802
Banco de Credito del Peru/Panama 6.13%, 04/24/27 (Call 04/24/22)(d)(g)	120	128,737
6.88%, 09/16/26(d)(g)	400	430,484
Banco del Estado de Chile 3.88%, 02/08/22(b)	300	306,441
4.13%, 10/07/20(b)	200	203,052
Banco do Brasil SA/Cayman 3.88%, 10/10/22	200	199,288
4.75%, 03/20/24(d)	400	408,188
4.88%, 04/19/23(d)	200	205,400
5.38%, 01/15/21(d)	100	102,485
5.88%, 01/26/22(d)	200	208,598
5.88%, 01/19/23(d)	800	843,456
Banco do Brasil SA/Cayman Islands, 8.50%, (d)(f)(g)	100	106,372
Banco Nacional de Costa Rica, 6.25%, 11/01/23(d)	240	242,731
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(d)	200	199,334
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/22(d)	300	304,773
5.95%, 10/01/28(d)(g)	300	314,382
Banco Santander SA 3.13%, 02/23/23	200	199,214
3.50%, 04/11/22	400	404,736
3.85%, 04/12/23	400	406,988
Bancolombia SA, 5.13%, 09/11/22	497	517,556
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(d)	200	206,354
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)	650	644,670
2.33%, 10/01/21 (Call 10/01/20)(g)	345	342,168
2.37%, 07/21/21 (Call 07/21/20)(g)	640	636,038
2.50%, 10/21/22 (Call 10/21/21)	1,475	1,454,807
2.63%, 10/19/20	590	589,581
2.63%, 04/19/21	945	943,724

Security	Par (000)	Value

Banks (continued)
2.74%, 01/23/22 (Call 01/23/21)(g)	$425	$423,631
2.82%, 07/21/23 (Call 07/21/22)(g)	125	124,143
2.88%, 04/24/23 (Call 04/24/22)(g)	725	722,332
3.00%, 12/20/23 (Call 12/20/22)(g)	1,873	1,865,751
3.12%, 01/20/23 (Call 01/20/22)(g)	525	526,533
3.30%, 01/11/23	760	768,603
3.46%, 03/15/25 (Call 03/15/24)(g)	250	252,895
3.50%, 05/17/22 (Call 05/17/21)(g)	160	161,826
3.86%, 07/23/24 (Call 07/23/23)(g)	1,000	1,027,770
4.10%, 07/24/23	500	522,620
4.13%, 01/22/24	500	523,430
5.00%, 05/13/21	620	647,429
5.63%, 07/01/20	100	103,346
5.70%, 01/24/22	675	726,772
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(f)(g)	400	419,156
Bank of China Ltd./Hong Kong 2.88%, 06/30/20(d)	200	199,640
3.34%, 03/08/21, (3 mo. LIBOR US + 0.75%)(a)(d)	400	400,196
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(d)	200	196,438
Bank of China Ltd./Macau, 2.88%, 04/20/22(d)	400	397,640
Bank of China Ltd./Paris, 3.54%, 11/22/22, (3 mo. LIBOR US + 0.88%)(a)(d)	1,000	1,004,630
Bank of China Ltd./Singapore, 3.44%, 04/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	900	902,115
Bank of Communications Co. Ltd./Hong Kong 3.39%, 03/21/22(a)(d)	400	400,576
3.46%, 05/15/20, (3 mo. LIBOR US + 0.780%)(a)(d)	200	200,234
3.52%, 12/04/22, (3 mo. LIBOR US + 0.9%)(a)(d)	400	401,240
3.53%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	200	200,158
Bank of East Asia Ltd. (The), 6.13%, 07/16/20(d)	200	206,454
Bank of India/Jersey, 3.13%, 05/06/20(d)	200	199,036
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	200	205,134
Bank of Montreal 1.90%, 08/27/21	1,835	1,805,126
2.10%, 06/15/20	325	323,164
2.35%, 09/11/22	350	345,747
2.55%, 11/06/22 (Call 10/06/22)	179	177,973
2.90%, 03/26/22	380	380,844
Series D, 3.10%, 04/13/21	90	90,758
Series E, 3.30%, 02/05/24	525	531,368
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)	960	948,979
2.20%, 08/16/23 (Call 06/16/23)	250	242,710
2.45%, 11/27/20 (Call 10/27/20)	340	339,123
2.50%, 04/15/21 (Call 03/15/21)	250	249,315
2.60%, 08/17/20 (Call 07/17/20)	1,575	1,573,976
2.60%, 02/07/22 (Call 01/07/22)	265	263,818
2.66%, 05/16/23 (Call 05/16/22)(g)	336	333,661
2.95%, 01/29/23 (Call 12/29/22)	200	200,720
3.45%, 08/11/23	100	102,286
3.50%, 04/28/23	50	51,233
3.55%, 09/23/21 (Call 08/23/21)	303	308,951
4.15%, 02/01/21	50	51,290
Bank of New Zealand, 3.50%, 02/20/24(b)	250	253,997
Bank of Nova Scotia (The) 1.85%, 04/14/20	30	29,798
1.88%, 04/26/21	30	29,604
2.35%, 10/21/20	350	348,617
2.45%, 03/22/21	25	24,899

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.45%, 09/19/22	$430	$427,884
2.50%, 01/08/21	425	423,984
2.70%, 03/07/22	560	560,308
2.80%, 07/21/21	103	103,234
3.13%, 04/20/21	865	872,698
3.40%, 02/11/24	1,075	1,093,705
4.38%, 01/13/21	50	51,400
4.65%, (Call 10/12/22)(f)(g)	250	237,390
Bank of the Philippine Islands, 4.25%, 09/04/23(d)	200	207,514
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21(b)	200	198,380
2.70%, 07/20/22(b)	200	198,154
3.75%, 07/20/23(b)	250	256,425
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	1,350	1,344,303
10.18%, 06/12/21(b)	600	679,164
Barclays PLC
3.20%, 08/10/21	650	649,324
3.25%, 01/12/21	725	726,102
3.68%, 01/10/23 (Call 01/10/22)	200	200,130
4.34%, 05/16/24 (Call 05/16/23)(g)	200	203,938
4.61%, 02/15/23 (Call 02/15/22)(g)	275	281,894
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	682	672,582
2.15%, 02/01/21 (Call 01/01/21)	250	247,660
2.63%, 06/29/20 (Call 05/29/20)	160	159,811
2.75%, 04/01/22 (Call 03/01/22)	160	160,099
3.05%, 06/20/22 (Call 05/20/22)	400	402,672
3.20%, 09/03/21 (Call 08/03/21)	75	75,809
3.75%, 12/06/23 (Call 11/06/23)	325	336,518
BBVA Banco Continental SA, 5.00%, 08/26/22(b)	350	368,711
BBVA Bancomer SA/Texas, 6.50%, 03/10/21(d)	698	732,544
BNG Bank NV
2.13%, 12/14/20(b)	500	497,605
2.38%, 02/01/22(b)	700	700,119
2.50%, 02/16/21(b)	250	250,380
2.50%, 01/23/23(b)	500	502,070
2.63%, 02/27/24(b)	1,000	1,008,330
3.00%, 09/20/23(b)	500	511,865
BNP Paribas SA
2.38%, 05/21/20	300	299,064
3.25%, 03/03/23	370	375,409
3.50%, 03/01/23(b)	500	503,955
4.71%, 01/10/25 (Call 01/10/24)(b)(g)	700	732,326
5.00%, 01/15/21	460	477,048
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	246,650
3.38%, 03/01/23(b)	500	504,825
BOS Funding Ltd., 3.37%, 06/08/20(d)	200	199,064
BPCE SA
2.75%, 12/02/21	275	274,464
2.75%, 01/11/23(b)	250	247,268
3.00%, 05/22/22(b)	250	249,100
4.00%, 09/12/23(b)	250	255,602
5.70%, 10/22/23(b)	500	536,575
Branch Banking & Trust Co., 2.25%, 06/01/20 (Call 05/01/20)	250	248,948
Caixa Economica Federal, 3.50%, 11/07/22(d)	200	198,520

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	$300	$297,816
2.55%, 06/16/22	385	383,214
2.70%, 02/02/21	400	400,212
3.10%, 04/02/24	500	499,405
3.50%, 09/13/23	250	256,442
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	600	591,306
2.65%, 08/08/22 (Call 07/08/22)	250	247,535
CBQ Finance Ltd.
3.25%, 06/13/21(d)	200	199,254
5.00%, 05/24/23(d)	200	208,890
China CITIC Bank Corp. Ltd.
3.49%, 12/14/20, (3 mo. LIBOR US +0.9%)(a)(d)	300	300,192
3.59%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(d)	800	800,856
China CITIC Bank International Ltd., 4.63%, 02/28/29(d)(g)	250	254,930
China Construction Bank Corp.
3.88%, 05/13/25 (Call 05/13/20)(d)(g)	700	702,625
4.25%, 02/27/29 (Call 02/27/24)(d)(g)	500	507,055
China Construction Bank Corp./Hong Kong
3.32%, 06/08/21, (3 mo. LIBOR US + 0.730%)(a)(d)	200	200,050
3.35%, 09/24/21, (3 mo. LIBOR US + 0.750%)(a)(d)	200	200,176
China Development Bank
2.13%, 06/01/21 (d)	400	393,992
2.50%, 10/09/20(d)	200	199,102
2.63%, 01/24/22(d)	1,000	992,640
China Development Bank Corp./Hong Kong, 1.88%, 11/03/21(d)	200	195,054
CIMB Bank Bhd, 3.26%, 03/15/22(d)	400	401,160
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	125	126,806
4.75%, 02/16/24 (Call 11/16/23)	125	129,275
5.00%, 08/15/22	250	260,812
5.00%, 08/01/23	225	235,076
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	500	496,930
2.13%, 10/20/20 (Call 09/20/20)	500	495,835
3.65%, 01/23/24 (Call 12/23/23)	1,180	1,214,810
CITIC Ltd.
2.80%, 12/14/21(d)	200	196,742
6.80%, 01/17/23(d)	500	555,905
Citigroup Inc.
2.35%, 08/02/21	405	401,011
2.65%, 10/26/20	675	674,386
2.70%, 03/30/21	775	774,070
2.75%, 04/25/22 (Call 03/25/22)	675	671,800
2.88%, 07/24/23 (Call 07/24/22)(g)	1,282	1,273,667
2.90%, 12/08/21 (Call 11/08/21)	475	475,484
3.14%, 01/24/23 (Call 01/24/22)(g)	1,200	1,204,596
3.35%, 04/24/25 (Call 04/24/24)(g)	500	502,595
3.88%, 10/25/23	25	25,912
4.05%, 07/30/22	475	490,224
4.50%, 01/14/22	659	686,447
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	500	497,055
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	91	90,020
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	275	283,173
Commerzbank AG, 8.13%, 09/19/23(b)	250	285,772

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	$400	$392,644
2.05%, 09/18/20(b)	75	74,335
2.50%, 09/18/22(b)	550	543,048
2.75%, 03/10/22(b)	385	384,088
3.45%, 03/16/23(b)	150	152,943
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	248,728
3.50%, 06/11/21 (Call 05/11/21)	250	252,682
Cooperatieve Rabobank UA
3.88%, 02/08/22	560	576,038
3.88%, 09/26/23(b)	300	309,330
3.95%, 11/09/22	500	509,310
4.50%, 01/11/21	75	77,156
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,000	995,940
2.75%, 01/10/22	675	673,711
2.75%, 01/10/23	650	645,164
3.13%, 04/26/21	250	251,863
Credit Agricole SA/London
3.38%, 01/10/22(b)	250	251,795
3.75%, 04/24/23(b)	250	253,652
Credit Suisse AG/New York NY, 3.00%, 10/29/21	325	326,349
Credit Suisse Group AG
3.00%,12/14/23 (Call 12/14/22)(b)(g)	250	247,098
3.57%, 01/09/23 (Call 01/09/22)(b)	415	417,976
4.21%, 06/12/24 (Call 06/12/23)(b)(g)	250	257,427
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	950	952,878
3.80%, 09/15/22	500	510,815
3.80%, 06/09/23	300	305,538
Danske Bank A/S
2.70%, 03/02/22(b)	250	245,905
3.88%, 09/12/23(b)	250	247,080
5.00%, 01/12/22(b)	700	719,572
5.38%, 01/12/24(b)	500	523,670
DBS Group Holdings Ltd., 3.60%, (Call 09/07/21)(d)(f)(g)	200	197,412
Deutsche Bank AG
3.13%, 01/13/21	425	421,511
3.38%, 05/12/21	500	499,315
4.30%, 05/24/28 (Call 05/24/23)(g)	400	362,100
Deutsche Bank AG/New York NY
2.70%, 07/13/20	410	406,298
3.15%, 01/22/21	448	441,002
3.30%, 11/16/22	350	338,520
3.95%, 02/27/23	400	392,468
4.25%, 02/04/21	205	205,603
4.25%, 10/14/21	410	410,488
Series D, 5.00%, 02/14/22	250	255,100
Development Bank of Kazakhstan JSC, 4.13%,12/10/22(d)	200	201,526
Dexia Credit Local SA, 2.38%, 09/20/22(b)	1,500	1,490,880
DIB Sukuk Ltd., 3.66%, 02/14/22(d)	600	601,806
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	750	751,762
3.20%, 08/09/21 (Call 07/09/21)	250	251,423
3.35%, 02/06/23 (Call 01/06/23)	250	251,443
4.68%, 08/09/28 (Call 08/09/23)(g)	250	254,467
DNB Bank ASA
2.13%, 10/02/20(b)	400	396,524
2.38%, 06/02/21(b)	200	197,906

Security	Par (000)	Value

Banks (continued)
EIB Sukuk Co. Ltd., 3.54%, 05/31/21(d)	$200	$200,084
Emirates Development Bank PJSC, 3.52%, 03/06/24(d)	200	201,172
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	400	397,348
2.88%, 07/27/20 (Call 06/27/20)	516	516,815
3.50%, 03/15/22 (Call 02/15/22)	355	361,851
3.65%, 01/25/24 (Call 12/25/23)	400	411,260
4.30%, 01/16/24 (Call 12/16/23)	20	21,038
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	250	250,845
3.35%, 07/26/21 (Call 06/26/21)	200	202,742
First Abu Dhabi Bank PJSC
3.00%, 03/30/22(d)	200	198,990
5.25%, (Call 06/17/20)(d)(f)(g)	200	201,304
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	550	544,764
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(d)(g)	400	409,568
Freedom Mortgage Corp., 10.75%, 04/01/24 (Call 04/01/21)(b)	75	73,016
Global Bank Corp., 4.50%, 10/20/21(d)	200	203,016
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	875	863,712
2.60%, 12/27/20 (Call 12/27/19)	345	343,741
2.63%, 04/25/21 (Call 03/25/21)	750	747,300
2.75%, 09/15/20 (Call 08/15/20)	570	569,698
2.88%, 02/25/21 (Call 01/25/21)	175	175,117
2.88%, 10/31/22 (Call 10/31/21)(g)	799	793,455
2.91%, 06/05/23 (Call 06/05/22)(g)	805	798,222
2.91%, 07/24/23 (Call 07/24/22)(g)	890	882,951
3.00%, 04/26/22 (Call 04/26/21)	945	945,539
3.20%, 02/23/23 (Call 01/23/23)	875	876,181
3.63%, 01/22/23	335	341,656
3.63%, 02/20/24 (Call 01/20/24)	250	254,275
4.00%, 03/03/24	250	258,387
5.25%, 07/27/21	1,077	1,131,636
5.75%, 01/24/22	931	998,553
Series D, 6.00%, 06/15/20	150	155,120
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 01/28/21(d)	200	210,014
HSBC Bank PLC, 4.13%, 08/12/20(b)	410	416,995
HSBC Bank USA N.A., 4.88%, 08/24/20	250	256,560
HSBC Holdings PLC
2.65%, 01/05/22	1,350	1,341,198
2.95%, 05/25/21	325	325,565
3.03%, 11/22/23 (Call 11/22/22)(g)	200	199,946
3.26%, 03/13/23 (Call 03/13/22)(g)	700	704,753
3.40%, 03/08/21	900	909,009
3.60%, 05/25/23	250	255,137
3.80%, 03/11/25 (Call 03/11/24)(g)	500	509,600
3.95%, 05/18/24 (Call 05/18/23)(g)	400	410,560
4.00%, 03/30/22	625	644,075
4.25%, 03/14/24	750	772,965
5.10%, 04/05/21	500	520,790
HSBC USA Inc., 2.75%, 08/07/20	400	399,964
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	459	452,767
3.15%, 03/14/21 (Call 02/14/21)	50	50,321
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	275	272,734
2.88%, 08/20/20 (Call 07/20/20)	250	250,403
3.25%, 05/14/21 (Call 04/14/21)	250	252,495

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ICICI Bank Ltd./Dubai
3.13%, 08/12/20(d)	$200	$199,734
3.25%, 09/09/22(d)	400	396,708
4.80%, 05/22/19(d)	200	200,200
Industrial & Commercial Bank of China (Asia) Ltd., 5.13%, 11/30/20(d)	200	205,870
Industrial & Commercial Bank of China Ltd., 2.50%, 06/16/21(d)	200	197,060
Industrial & Commercial Bank of China Ltd./ Hong Kong
2.88%, 02/21/22(d)	400	396,808
3.61%, 02/21/22, (3 mo. LIBOR US + 0.965%)(a)(d)	200	201,268
Industrial & Commercial Bank of China Ltd./London
3.32%, 06/14/21, (3 mo. LIBOR US + 0.730%)(a)(d)	200	200,104
3.43%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	400	400,772
Industrial & Commercial Bank of China Ltd./ New York NY, 2.96%, 11/08/22	250	248,250
Industrial & Commercial Bank of China Ltd./ Singapore
1.88%, 08/11/19(d)	200	199,446
3.45%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(d)	300	300,600
3.53%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(d)	797	802,348
Industrial Bank Co. Ltd./Hong Kong
2.00%, 09/21/19(d)	200	199,010
3.49%, 11/20/21, (3 mo. LIBOR US + 0.85%)(a)(d)	200	199,854
Industrial Bank of Korea, 3.18%, 08/02/21,
(3 mo. LIBOR US + 0.600%)(a)(d)	200	200,688
Industrial Senior Trust, 5.50%, 11/01/22(d)	100	101,153
ING Bank NV, 2.75%, 03/22/21(b)	250	249,458
ING Groep NV
3.15%, 03/29/22	400	401,732
3.55%, 04/09/24	530	531,654
4.10%, 10/02/23	575	593,722
4.70%, 03/22/28 (Call 03/22/23)(d)(g)	400	408,236
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	250	244,833
3.38%, 01/12/23(b)	200	196,258
5.25%, 01/12/24	250	260,767
6.50%, 02/24/21(b)	100	104,762
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(c)(d)	200	208,362
5.50%, 08/06/22(c)(d)	600	625,542
5.75%, 01/22/21(c)(d)	485	500,845
6.20%, 12/21/21(d)	500	528,335
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	1,339	1,325,905
2.40%, 06/07/21 (Call 05/07/21)	200	198,730
2.55%, 10/29/20 (Call 09/29/20)	895	892,816
2.55%, 03/01/21 (Call 02/01/21)	500	498,730
2.70%, 05/18/23 (Call 03/18/23)	770	763,455
2.75%, 06/23/20 (Call 05/23/20)	845	845,177
2.78%, 04/25/23 (Call 04/25/22)(g)	534	530,946
2.97%, 01/15/23 (Call 01/15/22)	25	25,035
3.20%, 01/25/23	1,550	1,565,624
3.25%, 09/23/22	825	834,760
3.38%, 05/01/23	675	684,153
3.51%, 06/18/22 (Call 06/18/21)(g)	275	278,580
3.56%, 04/23/24 (Call 04/23/23)(g)	750	762,000
3.80%, 07/23/24 (Call 07/23/23)(g)	580	595,097
3.88%, 02/01/24	175	181,860
4.02%, 12/05/24 (Call 12/05/23)(g)	125	129,581
4.25%, 10/15/20	640	654,438

Security	Par (000)	Value

Banks (continued)
4.35%, 08/15/21	$688	$711,984
4.40%, 07/22/20	550	561,132
4.50%, 01/24/22	1,665	1,738,693
4.63%, 05/10/21	540	559,597
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(d)	400	389,772
KEB Hana Bank, 3.50%, 01/30/24(d)	200	203,274
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	247,878
3.38%, 03/07/23	250	255,105
KeyCorp.
2.90%, 09/15/20	315	315,690
5.10%, 03/24/21	384	400,520
KfW
1.50%, 06/15/21	1,625	1,596,611
1.63%, 05/29/20	1,620	1,606,279
1.63%, 03/15/21	990	976,744
1.75%, 09/15/21	25	24,674
1.88%, 06/30/20	1,555	1,545,375
1.88%, 11/30/20	750	744,225
1.88%, 12/15/20	300	297,717
2.00%, 11/30/21	1,275	1,264,991
2.00%, 09/29/22	140	138,530
2.00%, 10/04/22	1,185	1,172,226
2.13%, 03/07/22	2,133	2,121,332
2.13%, 06/15/22	803	798,134
2.13%, 01/17/23	1,045	1,037,267
2.38%, 08/25/21	193	193,210
2.38%, 12/29/22	2,139	2,143,064
2.50%, 02/15/22	500	502,325
2.63%, 04/12/21	1,100	1,105,764
2.63%, 01/25/22	530	534,229
2.63%, 02/28/24	1,000	1,011,430
2.75%, 09/08/20	275	276,306
2.75%, 10/01/20	555	557,797
2.88%, 05/05/22(d)	500	507,875
Kookmin Bank
2.25%, 02/03/21(d)	300	296,571
3.63%, 10/23/21(d)	200	203,348
Korea Development Bank (The)
1.38%, 09/12/19	200	199,110
2.25%, 05/18/20	200	199,108
3.00%, 09/14/22	620	623,608
3.30%, 09/19/20, (3 mo. LIBOR US + 0.675%)(a)	250	250,805
3.34%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	300	301,083
4.63%, 11/16/21	450	470,344
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.38%, 07/21/21(d)	500	489,395
Landwirtschaftliche Rentenbank
1.63%, 08/18/20(d)	200	198,002
2.25%, 10/01/21	120	119,731
2.38%, 03/24/21(d)	500	500,055
3.13%, 11/14/23	120	123,840
Series 36, 2.00%, 12/06/21	600	594,888
Lloyds Bank PLC
2.70%, 08/17/20	250	249,920
3.30%, 05/07/21	200	201,646
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(g)	775	760,794
3.00%, 01/11/22	325	323,563
3.10%, 07/06/21	300	300,543

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 03/12/24	$240	$244,426
4.05%, 08/16/23	200	204,632
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	225	231,935
Macquarie Bank Ltd., 2.85%, 07/29/20(b)	250	250,120
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(g)	360	356,555
4.15%, 03/27/24 (Call 03/27/23)(b)(g)	200	204,150
Malayan Banking Bhd, 3.91%, 10/29/26 (Call 10/29/21)(d)(g)	200	200,794
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	750	749,640
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	246,088
2.67%, 07/25/22	1,752	1,737,511
2.95%, 03/01/21	684	686,031
3.00%, 02/22/22	187	187,582
3.41%, 03/07/24	38	38,523
3.46%, 03/02/23	600	609,234
3.54%, 07/26/21	300	304,515
3.76%, 07/26/23	960	986,093
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(b)	250	249,400
Mizuho Bank Ltd., 2.70%, 10/20/20(b)	250	249,358
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	246,300
2.60%, 09/11/22	250	247,410
2.63%, 04/12/21(b)	500	497,705
2.95%, 02/28/22	600	600,192
3.55%, 03/05/23	500	509,025
3.92%, 09/11/24 (Call 09/11/23)(g)	1,000	1,029,400
Morgan Stanley
2.50%, 04/21/21	1,050	1,044,141
2.63%, 11/17/21	810	806,849
2.75%, 05/19/22	1,211	1,204,872
2.80%, 06/16/20	1,440	1,441,541
3.13%, 01/23/23	1,100	1,104,763
3.74%, 04/24/24 (Call 04/24/23)(g)	105	107,230
3.75%, 02/25/23	545	559,404
4.10%, 05/22/23	550	568,067
4.88%, 11/01/22	460	486,266
5.50%, 01/26/20	58	59,150
5.50%, 07/24/20	600	618,852
5.50%, 07/28/21	300	316,647
5.75%, 01/25/21	400	419,428
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	252,168
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	257,752
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	245,095
2.50%, 01/12/21	250	249,030
2.50%, 05/22/22	325	321,792
2.63%, 07/23/20	350	349,786
2.80%, 01/10/22	250	249,948
3.63%, 06/20/23	500	512,530
National Bank of Canada, 2.15%, 06/12/20 (Call 05/12/20)	250	248,553
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	200,222
NBK SPC Ltd., 2.75%, 05/30/22(d)	200	197,388
Nederlandse Waterschapsbank NV, 2.13%, 11/15/21(b)	200	198,786
NongHyup Bank, 1.88%, 09/12/21(d)	600	585,864
Nordea Bank AB
2.13%, 05/29/20(b)	600	595,920
4.88%, 01/14/21(b)	200	206,624

Security	Par (000)	Value

Banks (continued)
Nordea Bank Abp
2.25%, 05/27/21(b)	$350	$345,614
2.50%, 09/17/20(b)	200	199,230
3.75%, 08/30/23(b)	250	252,660
4.88%, 05/13/21(b)	250	257,122
Northern Trust Corp.
2.38%, 08/02/22	100	99,662
3.38%, 08/23/21	150	153,029
NRW Bank, 1.75%, 08/17/20(d)	500	495,355
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	815	804,128
1.88%, 01/20/21	1,950	1,932,372
2.38%, 10/01/21	215	215,041
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	250	247,410
2.50%, 01/22/21 (Call 12/22/20)	250	249,343
2.63%, 02/17/22 (Call 01/17/22)	850	849,753
2.70%, 11/01/22 (Call 10/01/22)	600	596,628
3.50%, 06/08/23 (Call 05/08/23)	500	512,775
PNC Financial Services Group Inc. (The)
3.50%, 01/23/24 (Call 12/24/23)	500	512,555
4.38%, 08/11/20	150	153,179
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	100	103,966
QNB Finance Ltd.
2.13%, 09/07/21(d)	200	195,380
3.99%, 05/31/21, (3 mo. LIBOR US + 1.350%)(a)(d)	400	403,780
QNB Finansbank AS, 4.88%, 05/19/22(d)	400	377,452
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	250	249,378
3.37%, 08/13/21 (Call 08/13/20)(g)	275	276,493
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	345	343,082
3.20%, 02/08/21 (Call 01/08/21)	325	327,242
3.80%, 08/14/23 (Call 07/14/23)	150	154,646
Rizal Commercial Banking Corp., 4.13%, 03/16/23(d)	200	202,684
Royal Bank of Canada
2.15%, 10/26/20	800	794,856
2.30%, 03/22/21	90	89,573
2.35%, 10/30/20	250	249,140
2.50%, 01/19/21	315	314,581
2.75%, 02/01/22	130	130,311
2.80%, 04/29/22	600	600,600
3.20%, 04/30/21	960	970,474
3.35%, 10/22/21(b)	200	203,758
3.70%, 10/05/23	270	278,837
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(g)	520	519,657
3.88%, 09/12/23	1,250	1,261,700
4.52%, 06/25/24 (Call 06/25/23)(g)	500	514,990
6.00%, 12/19/23	475	509,922
6.10%, 06/10/23	35	37,394
6.13%, 12/15/22	585	625,932
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	220	220,187
3.70%, 03/28/22 (Call 02/28/22)	525	530,397
4.45%, 12/03/21 (Call 11/03/21)	300	309,516
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	299,409
2.88%, 08/05/21	225	223,931
3.13%, 01/08/21	365	365,493

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.37%, 01/05/24 (Call 01/05/23)(g)	$200	$198,210
3.57%, 01/10/23 (Call 01/10/22)	200	200,510
Santander UK PLC
3.40%, 06/01/21	300	302,748
3.75%, 11/15/21	235	239,672
4.00%, 03/13/24	400	415,872
5.00%, 11/07/23(b)	400	415,792
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(d)	1,000	1,019,390
Shinhan Bank Co. Ltd., 3.88%, 12/07/26 (Call 12/07/21)(d)(g)	400	404,756
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(d)	200	195,532
3.90%, 02/11/24(d)	200	204,656
SIB Sukuk Co. III Ltd., 3.08%, 09/08/21(d)	250	246,658
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	244,403
2.45%, 05/27/20(b)	250	249,253
2.63%, 11/17/20(b)	500	498,665
3.25%, 05/17/21(b)	500	503,920
Skysea International Capital Management Ltd., 4.88%, 12/07/21(d)	400	416,336
Societe Generale SA
2.50%, 04/08/21(b)	200	198,268
3.88%, 03/28/24(b)	350	353,528
4.25%, 09/14/23(b)	700	719,852
5.20%, 04/15/21(b)	300	312,801
Standard Chartered PLC
3.05%, 01/15/21(b)	910	910,464
3.89%, 03/15/24 (Call 03/15/23)(b)(g)	450	453,591
3.95%, 01/11/23(b)	500	503,725
4.25%, 01/20/23 (Call 01/20/22)(b)(g)	500	510,740
5.70%, 01/25/22(d)	250	264,052
State Bank of India/London
3.25%, 01/24/22(d)	240	239,050
4.38%, 01/24/24(d)	400	410,088
4.50%, 09/28/23(d)	200	206,400
State Street Corp.
1.95%, 05/19/21	354	349,164
2.55%, 08/18/20	360	359,780
2.65%, 05/15/23 (Call 05/15/22)(g)	700	697,053
3.70%, 11/20/23	45	46,714
4.38%, 03/07/21	102	105,337
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/20	250	249,738
3.20%, 07/18/22	500	505,575
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	775	762,670
2.44%, 10/19/21	300	297,042
2.78%, 07/12/22	865	863,019
2.78%, 10/18/22	490	487,883
2.85%, 01/11/22	324	324,068
2.93%, 03/09/21	408	409,065
3.10%, 01/17/23	400	402,116
3.75%, 07/19/23	700	720,741
3.94%, 10/16/23	200	208,038
Suncorp-Metway Ltd.
2.38%, 11/09/20(b)	250	248,220
3.30%, 04/15/24(b)	300	300,456

Security	Par (000)	Value

Banks (continued)
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	$635	$627,501
3.00%, 02/02/23 (Call 01/02/23)	25	25,051
3.50%, 08/02/22 (Call 08/02/21)(g)	225	227,975
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	730	727,043
2.90%, 03/03/21 (Call 02/03/21)	675	676,762
Svenska Handelsbanken AB
1.88%, 09/07/21	250	244,880
1.95%, 09/08/20	150	148,506
2.40%, 10/01/20	750	746,557
3.35%, 05/24/21	415	419,843
3.90%, 11/20/23	250	260,135
Swedbank AB, 2.65%, 03/10/21(b)	250	248,325
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	300	297,714
3.65%, 05/24/21 (Call 04/24/21)	250	252,837
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	320	315,629
TC Ziraat Bankasi AS
4.75%, 04/29/21(d)	200	188,406
5.13%, 05/03/22(d)	200	182,210
Toronto-Dominion Bank (The)
1.80%, 07/13/21	576	565,413
1.85%, 09/11/20	550	544,780
2.13%, 04/07/21	210	207,997
2.50%, 12/14/20	393	392,265
2.55%, 01/25/21	500	499,415
3.00%, 06/11/20	500	502,220
3.15%, 09/17/20	250	251,753
3.25%, 06/11/21	175	177,126
3.25%, 03/11/24	500	507,465
3.50%, 07/19/23	660	678,341
Turkiye Garanti Bankasi AS, 6.13%, 05/24/27 (Call 05/24/22)(d)(g)	600	480,000
Turkiye Halk Bankasi AS, 5.00%, 07/13/21(d)	200	178,484
Turkiye Is Bankasi AS
5.38%, 10/06/21(d)	200	187,938
5.50%, 04/21/22(d)	400	367,072
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(d)	200	177,616
6.00%, 11/01/22(d)	200	173,170
6.88%, 02/03/25 (Call 02/03/20)(d)(g)	200	178,060
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	252	251,163
2.95%, 07/15/22 (Call 06/15/22)	210	211,061
3.00%, 03/15/22 (Call 02/15/22)	220	221,756
3.38%, 02/05/24 (Call 01/05/24)	750	768,600
4.13%, 05/24/21 (Call 04/24/21)	137	140,947
Series V, 2.63%, 01/24/22 (Call 12/23/21)	680	680,184
U.S. Bank N.A./Cincinnati OH
2.85%, 01/23/23 (Call 12/23/22)	250	250,743
3.00%, 02/04/21 (Call 01/04/21)	325	327,116
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(b)	750	745,890
2.45%, 12/01/20 (Call 11/01/20)(b)	300	298,503
UBS Group Funding Switzerland AG
2.65%, 02/01/22(b)	250	247,670
2.86%, 08/15/23 (Call 08/15/22)(b)(g)	450	444,465
2.95%, 09/24/20(b)	750	751,012

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 04/15/21(b)	$250	$250,225
3.49%, 05/23/23 (Call 05/23/22)(b)	550	553,404
UniCredit SpA 3.75%, 04/12/22(b)	250	249,760
6.57%, 01/14/22(b)	700	737,107
Union National Bank PJSC, 4.00%, 03/13/23(d)	200	202,386
United Overseas Bank Ltd. 2.88%, 03/08/27 (Call 03/08/22)(d)(g)	400	394,376
3.50%, 09/16/26 (Call 09/16/21)(d)(g)	600	601,422
Wells Fargo & Co. 2.10%, 07/26/21	585	576,248
2.50%, 03/04/21	840	835,985
2.55%, 12/07/20	725	722,818
2.60%, 07/22/20	585	583,760
2.63%, 07/22/22	1,110	1,100,287
3.00%, 01/22/21	125	125,509
3.07%, 01/24/23 (Call 01/24/22)	1,675	1,675,620
3.50%, 03/08/22	1,200	1,219,860
3.75%, 01/24/24 (Call 12/24/23)	1,265	1,301,799
4.48%, 01/16/24	107	112,557
4.60%, 04/01/21	485	501,199
Series M, 3.45%, 02/13/23	300	303,234
Wells Fargo Bank N.A. 2.60%, 01/15/21	550	548,911
3.33%, 07/23/21 (Call 07/23/20)(g)	750	754,530
3.55%, 08/14/23 (Call 07/14/23)	500	512,600
3.63%, 10/22/21 (Call 09/21/21)	300	305,367
Westpac Banking Corp. 2.00%, 08/19/21	250	245,878
2.10%, 05/13/21	450	444,379
2.50%, 06/28/22	475	470,464
2.60%, 11/23/20	990	988,436
2.65%, 01/25/21	50	49,950
2.75%, 01/11/23	500	496,840
2.80%, 01/11/22	285	285,091
3.30%, 02/26/24	715	724,838
3.65%, 05/15/23	250	256,487
Woori Bank 2.63%, 07/20/21(d)	200	198,666
5.25%, (Call 05/16/22)(d)(f)(g)	200	202,538
5.88%, 04/13/21(b)	500	526,335
Yapi ve Kredi Bankasi AS 5.50%, 12/06/22(d)	400	343,760
5.75%, 02/24/22(d)	200	188,384
6.10%, 03/16/23(d)	200	182,608
Zions Bancorp. N.A., 3.50%, 08/27/21	250	252,835

		278,647,096

Beverages — 0.5%
Anheuser-Busch InBev Finance Inc. 2.65%, 02/01/21 (Call 01/01/21)	1,030	1,028,300
3.30%, 02/01/23 (Call 12/01/22)	1,384	1,401,798
3.70%, 02/01/24	500	513,990
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	50	50,219
Beverages & More Inc., 11.50%, 06/15/22 (Call 06/15/19)(b)	35	25,786
Coca-Cola Co. (The) 1.55%, 09/01/21	625	611,706
1.88%, 10/27/20	505	500,768
2.20%, 05/25/22	610	604,095
2.45%, 11/01/20	625	624,656

Security	Par (000)	Value

Beverages (continued)
3.15%, 11/15/20	$150	$151,561
3.30%, 09/01/21	205	208,754
Constellation Brands Inc. 2.25%, 11/06/20	61	60,450
2.65%, 11/07/22 (Call 10/07/22)	25	24,733
2.70%, 05/09/22 (Call 04/09/22)	299	296,919
3.20%, 02/15/23 (Call 01/15/23)	400	401,856
3.75%, 05/01/21	185	188,097
4.25%, 05/01/23	260	271,630
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	370	369,201
3.00%, 05/18/20	200	200,704
Diageo Investment Corp., 2.88%, 05/11/22	450	453,055
Keurig Dr Pepper Inc. 3.55%, 05/25/21(b)	330	333,901
4.06%, 05/25/23 (Call 04/25/23)(b)	805	829,142
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)	560	549,959
3.50%, 05/01/22	25	25,367
PepsiCo Inc. 1.70%, 10/06/21 (Call 09/06/21)	100	98,067
2.15%, 10/14/20 (Call 09/14/20)	550	547,321
2.25%, 05/02/22 (Call 04/02/22)	331	328,018
2.75%, 03/05/22	160	161,208
3.00%, 08/25/21	277	280,249
3.10%, 07/17/22 (Call 05/17/22)	320	325,261
3.13%, 11/01/20	50	50,447
3.60%, 03/01/24 (Call 12/01/23)	250	260,415
Pernod Ricard SA, 4.45%, 01/15/22(b)	400	414,944

		12,192,577

Biotechnology — 0.3%
Amgen Inc. 1.85%, 08/19/21 (Call 07/19/21)	420	411,453
2.13%, 05/01/20 (Call 04/01/20)	230	228,733
2.20%, 05/11/20	100	99,531
2.25%, 08/19/23 (Call 06/19/23)	525	511,098
2.65%, 05/11/22 (Call 04/11/22)	320	318,221
2.70%, 05/01/22 (Call 03/01/22)	350	348,743
3.45%, 10/01/20	125	126,295
3.63%, 05/15/22 (Call 02/15/22)	50	51,225
3.88%, 11/15/21 (Call 08/15/21)	365	373,716
4.10%, 06/15/21 (Call 03/15/21)	410	420,024
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	50	49,978
Biogen Inc., 2.90%, 09/15/20	550	549,972
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	305	313,357
Celgene Corp. 2.25%, 08/15/21	360	355,075
2.75%, 02/15/23 (Call 01/15/23)	50	49,487
2.88%, 08/15/20	425	425,200
2.88%, 02/19/21	25	24,943
3.25%, 08/15/22	275	277,192
3.25%, 02/20/23 (Call 01/20/23)	370	372,568
3.55%, 08/15/22	256	260,567
3.95%, 10/15/20	50	50,779
Gilead Sciences Inc. 1.95%, 03/01/22 (Call 02/01/22)	175	171,362
2.55%, 09/01/20	1,399	1,397,069
3.25%, 09/01/22 (Call 07/01/22)	75	76,164
3.70%, 04/01/24 (Call 01/01/24)	250	257,732
4.40%, 12/01/21 (Call 09/01/21)	429	445,873

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.50%, 04/01/21 (Call 01/01/21)	$175	$180,222
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 10/27/19)(b)(e)	95	94,905

		8,241,484

Building Materials — 0.1%
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 10/01/19)(b)	75	76,454
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	305	316,437
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)	325	324,298
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	65	65,531
Masonite International Corp., 5.63%, 03/15/23 (Call 03/15/20)(b)	120	123,011
Norbord Inc. 5.38%, 12/01/20(b)	65	66,677
6.25%, 04/15/23 (Call 01/15/23)(b)	50	52,250
Omnimax International Inc., 12.00%, 08/15/20 (Call 08/15/19)(b)	100	101,618
Standard Industries Inc./NJ, 5.50%, 02/15/23 (Call 02/15/20)(b)	150	152,867
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/19)	175	178,469

		1,457,612

Chemicals — 0.7%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(b)	300	292,974
Air Products & Chemicals Inc. 2.75%, 02/03/23	50	50,031
3.00%, 11/03/21	325	328,094
Alpek SAB de CV, 5.38%, 08/08/23(d)	400	420,212
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	250	255,975
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	46	51,510
Bluestar Finance Holdings Ltd., 4.38%, 06/11/20(d)	200	202,062
Braskem Finance Ltd., 5.75%, 04/15/21(d)	400	414,808
Braskem Netherlands Finance BV, 3.50%, 01/10/23(d)	200	197,632
Celanese U.S. Holdings LLC 4.63%, 11/15/22	226	236,584
5.88%, 06/15/21	140	147,805
CF Industries Inc. 3.40%, 12/01/21(b)	75	75,343
3.45%, 06/01/23	262	256,341
7.13%, 05/01/20	99	102,910
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/15/19)	225	232,963
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.30%, 05/01/23 (Call 04/01/23)(b)	160	161,099
CNAC HK Finbridge Co. Ltd. 3.00%, 07/19/20(d)	200	199,504
3.50%, 07/19/22(d)	1,200	1,201,860
4.63%, 03/14/23(d)	700	725,683
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(b)	150	157,165
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)	310	310,422
4.13%, 11/15/21 (Call 08/15/21)	805	827,331
4.25%, 11/15/20 (Call 08/15/20)	365	371,742
DowDuPont Inc. 3.77%, 11/15/20	510	518,017
4.21%, 11/15/23 (Call 10/15/23)	757	793,571
Eastman Chemical Co. 3.50%, 12/01/21	160	162,202
3.60%, 08/15/22 (Call 05/15/22)	205	208,741

Security	Par (000)	Value

Chemicals (continued)
EI du Pont de Nemours & Co., 2.20%, 05/01/20	$454	$452,838
Equate Petrochemical BV, 3.00%, 03/03/22(d)	400	396,556
Eurochem Finance DAC, 5.50%, 03/13/24(d)	400	406,668
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(d)	200	205,290
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	204,454
Hexion Inc., 10.00%, 04/15/20 (Call 05/31/19)(c)(h)	58	45,940
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 05/31/19)(h)	150	28,500
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	125	131,592
International Flavors & Fragrances Inc., 3.40%, 09/25/20	130	130,803
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(b)	100	104,607
LYB International Finance BV, 4.00%, 07/15/23	425	438,464
Mexichem SAB de CV, 4.88%, 09/19/22(d)	200	208,528
Momentive Performance Materials Inc., 3.88%, 10/24/21 (Call 05/31/19)	100	110,850
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	500	501,455
4.25%, 11/15/23 (Call 08/15/23)	75	78,090
MPM Escrow LLC, 8.88%, 10/15/20(h)(i)(j)	100	—
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	540	541,285
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(b)	200	209,730
Olin Corp., 5.50%, 08/15/22	75	78,618
Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(d)	200	199,944
Phosagro OAO Via Phosagro Bond Funding DAC, 3.95%, 04/24/23(d)	200	196,858
PolyOne Corp., 5.25%, 03/15/23	164	170,934
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	45	45,486
PQ Corp., 6.75%, 11/15/22 (Call 05/15/19)(b)	135	140,046
Praxair Inc. 2.45%, 02/15/22 (Call 11/15/21)	195	194,222
2.70%, 02/21/23 (Call 11/21/22)	200	199,812
3.00%, 09/01/21	100	101,021
Sasol Financing International Ltd., 4.50%, 11/14/22	200	203,608
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	250	265,702
Sherwin-Williams Co. (The) 2.25%, 05/15/20	975	969,218
2.75%, 06/01/22 (Call 05/01/22)	579	575,109
Solvay Finance America LLC, 3.40%, 12/03/20 (Call 11/03/20)(b)	50	50,262
Syngenta Finance NV 3.13%, 03/28/22	965	956,016
3.93%, 04/23/21(b)	250	252,507
4.44%, 04/24/23 (Call 03/24/23)(b)	400	410,356
TPC Group Inc., 8.75%, 12/15/20 (Call 05/31/19)(b)	200	197,704
WR Grace & Co.-Conn, 5.13%, 10/01/21(b)	250	258,702
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(d)	200	201,214

		18,765,570

Coal — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/01/21 (Call 11/01/19)	71	8,236
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(b)	100	77,061

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal (continued)
Korea Resources Corp. 2.25%, 04/19/21(d)	$200	$197,100
3.00%, 04/24/22(d)	200	199,380
Natural Resource Partners LP/NRP Finance Corp., 10.50%, 03/15/22 (Call 03/15/20)	100	105,481
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/20)(b)	125	126,887

		714,145

Commercial Services — 0.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(b)	67	62,748
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(b)	200	186,802
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/19)(b)	150	134,269
APX Group Inc. 7.63%, 09/01/23 (Call 09/01/19)(c)	75	66,064
7.88%, 12/01/22 (Call 12/01/19)	292	292,546
8.75%, 12/01/20 (Call 05/31/19)	190	187,285
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	290	289,011
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 5.50%, 04/01/23 (Call 04/01/20)(c)	175	178,143
6.38%, 04/01/24 (Call 04/01/20)(b)	100	103,758
Block Financial LLC 4.13%, 10/01/20 (Call 09/01/20)	310	315,106
5.50%, 11/01/22 (Call 05/01/22)	125	132,489
Catholic Health Initiatives, 2.95%, 11/01/22	75	74,461
DP World Crescent Ltd., 3.91%, 05/31/23(d)	200	202,534
DP World PLC, 3.25%, 05/18/20(d)	200	200,180
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	229	226,158
3.25%, 01/14/23 (Call 11/19/22)	240	243,305
4.35%, 12/08/21	158	164,374
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/20)	100	104,966
Equifax Inc. 2.30%, 06/01/21 (Call 05/01/21)	130	127,730
3.60%, 08/15/21	50	50,663
3.95%, 06/15/23 (Call 05/15/23)	25	25,842
ERAC USA Finance LLC, 4.50%, 08/16/21(b)	45	46,426
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(b)	75	67,468
Herc Rentals Inc., 7.50%, 06/01/22 (Call 06/01/19)(b)	100	104,201
Hertz Corp. (The) 5.88%, 10/15/20 (Call 05/31/19)	145	144,883
6.25%, 10/15/22 (Call 10/15/19)(c)	125	121,619
7.38%, 01/15/21 (Call 01/15/20)	125	125,000
7.63%, 06/01/22 (Call 06/01/19)(b)	375	387,371
HPHT Finance 17 Ltd., 2.75%, 09/11/22(d)	400	392,748
IHS Markit Ltd. 3.63%, 05/01/24 (Call 04/01/24)	45	45,156
4.13%, 08/01/23 (Call 07/01/23)	315	322,469
5.00%, 11/01/22 (Call 08/01/22)(b)	154	161,272
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/19)(b)	250	254,985
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(b)(c)	100	105,253
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 10/01/19)(b)	95	87,747
Monitronics International Inc., 9.13%, 04/01/20 (Call 05/31/19)(h)	75	3,000

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	$50	$49,316
2.75%, 12/15/21 (Call 11/15/21)	100	99,768
4.50%, 09/01/22 (Call 06/01/22)	250	262,212
5.50%, 09/01/20	175	181,209
Nielsen Co Luxembourg SARL/The, 5.50%, 10/01/21 (Call 10/01/19)(b)	150	151,221
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20 (Call 05/31/19)	145	145,048
5.00%, 04/15/22 (Call 04/15/20)(b)	625	621,169
Prime Security Services Borrower LLC/Prime Finance Inc. 5.25%, 04/15/24(b)	215	215,531
9.25%, 05/15/23 (Call 05/15/19)(b)	321	338,263
Quad/Graphics Inc., 7.00%, 05/01/22	70	71,364
RELX Capital Inc. 3.13%, 10/15/22 (Call 07/15/22)	45	45,416
3.50%, 03/16/23 (Call 02/16/23)	300	305,562
Rent-A-Center Inc./TX 4.75%, 05/01/21 (Call 05/01/19)(c)	75	74,430
6.63%, 11/15/20 (Call 05/31/19)	75	75,111
RR Donnelley & Sons Co. 6.50%, 11/15/23	50	50,871
7.88%, 03/15/21	64	66,183
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	60	60,453
Service Corp. International/U.S. 4.50%, 11/15/20 (Call 05/31/19)	40	40,066
5.38%, 01/15/22 (Call 07/15/19)	106	107,105
8.00%, 11/15/21	75	81,753
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21 (Call 06/01/19)	20	18,165
Total System Services Inc. 3.75%, 06/01/23 (Call 03/01/23)	175	178,491
3.80%, 04/01/21 (Call 03/01/21)	160	162,198
4.00%, 06/01/23 (Call 05/01/23)	150	154,206
United Rentals North America Inc., 4.63%, 07/15/23 (Call 07/15/19)	250	254,165
WEX Inc., 4.75%, 02/01/23 (Call 02/01/20)(b)	100	100,382

		9,647,690

Computers — 0.7%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)	425	416,101
2.00%, 05/06/20	385	382,986
2.00%, 11/13/20	350	347,491
2.10%, 09/12/22 (Call 08/12/22)	320	315,414
2.15%, 02/09/22	135	133,635
2.25%, 02/23/21 (Call 01/23/21)	1,045	1,040,945
2.30%, 05/11/22 (Call 04/11/22)	380	377,161
2.40%, 01/13/23 (Call 12/13/22)	755	749,096
2.40%, 05/03/23	960	949,920
2.50%, 02/09/22 (Call 01/09/22)	375	374,614
2.70%, 05/13/22	75	75,311
2.85%, 05/06/21	975	981,727
2.85%, 02/23/23 (Call 12/23/22)	200	201,374
3.00%, 02/09/24 (Call 12/09/23)	475	479,660
Dell Inc., 4.63%, 04/01/21	100	102,197
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(b)	1,300	1,332,045
5.45%, 06/15/23 (Call 04/15/23)(b)	1,020	1,087,850
5.88%, 06/15/21 (Call 06/15/19)(b)	375	381,289

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Computers (continued)
DynCorp International Inc. (11.88% PIK), 11.88%, 11/30/20 (Call 07/01/19)(e)	$0	(k)	$352
EMC Corp. 2.65%, 06/01/20	425		422,391
3.38%, 06/01/23 (Call 03/01/23)	250		244,760
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	225		227,279
Harland Clarke Holdings Corp. 8.38%, 08/15/22 (Call 02/15/20)(b)	200		176,960
9.25%, 03/01/21 (Call 03/01/20)(b)(c)	170		172,271
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	679		685,613
4.40%, 10/15/22 (Call 08/15/22)	745		778,369
HP Inc. 3.75%, 12/01/20	65		65,863
4.05%, 09/15/22	195		201,780
4.65%, 12/09/21	125		130,218
IBM Credit LLC 1.80%, 01/20/21	200		196,976
2.20%, 09/08/22	100		98,182
2.65%, 02/05/21	450		449,131
3.00%, 02/06/23	650		653,263
3.45%, 11/30/20	265		268,132
3.60%, 11/30/21	200		204,216
International Business Machines Corp. 1.63%, 05/15/20	235		232,591
1.88%, 08/01/22	400		389,088
2.25%, 02/19/21	100		99,169
2.50%, 01/27/22	450		446,909
3.63%, 02/12/24	500		514,825
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	125		126,871
Lenovo Group Ltd., 3.88%, 03/16/22(d)	400		394,632
Lenovo Perpetual Securities Ltd., 5.38%, (Call 03/16/22)(d)(f)(g)	200		194,484
NCR Corp. 4.63%, 02/15/21 (Call 05/31/19)	100		100,058
5.00%, 07/15/22 (Call 07/15/19)	150		150,905
5.88%, 12/15/21 (Call 12/15/19)	100		101,193
6.38%, 12/15/23 (Call 12/15/19)	250		256,803
NetApp Inc., 3.38%, 06/15/21 (Call 04/15/21)	135		136,022
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	450		453,820
4.75%, 06/01/23	110		111,029

			18,412,971

Cosmetics & Personal Care — 0.2%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(b)	125		129,687
Avon Products Inc., 7.00%, 03/15/23	125		126,157
Colgate-Palmolive Co. 2.10%, 05/01/23	250		245,612
2.25%, 11/15/22	110		109,122
Edgewell Personal Care Co. 4.70%, 05/19/21	175		178,927
4.70%, 05/24/22	125		129,019
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	190		186,527
First Quality Finance Co. Inc., 4.63%, 05/15/21 (Call 05/15/19)(b)	150		150,021
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/21)(d)	200		202,098

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The) 1.70%, 11/03/21	$165	$162,116
1.85%, 02/02/21	275	272,055
2.15%, 08/11/22	395	390,513
2.30%, 02/06/22	440	438,051
3.10%, 08/15/23	25	25,606
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 05/31/19)(c)	125	113,927
Unilever Capital Corp. 1.38%, 07/28/21	150	146,220
1.80%, 05/05/20	140	138,961
2.10%, 07/30/20	100	99,423
2.20%, 05/05/22 (Call 04/05/22)	650	641,836
3.00%, 03/07/22	100	101,078
4.25%, 02/10/21	125	128,694

		4,115,650

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 5.75%, 12/15/23 (Call 12/15/19)(b)	100	103,838
Global Partners LP/GLP Finance Corp. 6.25%, 07/15/22 (Call 07/15/19)	75	75,814
7.00%, 06/15/23 (Call 06/15/19)	100	100,866
LKQ Corp., 4.75%, 05/15/23 (Call 05/15/19)	150	151,504
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(d)	200	196,978
Tewoo Group No. 4 Ltd., 3.15%, 12/01/20(d)	400	389,352
Univar USA Inc., 6.75%, 07/15/23 (Call 07/15/19)(b)	100	102,062

		1,120,414

Diversified Financial Services — 1.8%
ABCL Glory Capital Ltd., 2.50%, 06/21/21(d)	750	740,205
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 05/26/22 (Call 04/26/22)	300	300,381
4.25%, 07/01/20	250	253,272
4.50%, 05/15/21	300	306,741
4.63%, 10/30/20	425	434,482
4.63%, 07/01/22	150	155,445
4.88%, 01/16/24 (Call 12/16/23)	200	209,640
AIG Global Funding 2.70%, 12/15/21(b)	25	24,738
3.35%, 06/25/21(b)	180	181,555
Air Lease Corp. 2.50%, 03/01/21	335	332,889
2.63%, 07/01/22 (Call 06/01/22)	610	599,593
2.75%, 01/15/23 (Call 12/15/22)	243	238,468
3.38%, 06/01/21 (Call 05/01/21)	204	205,281
3.50%, 01/15/22	25	25,261
3.75%, 02/01/22 (Call 12/01/21)	50	50,662
3.88%, 04/01/21 (Call 03/01/21)	75	76,139
3.88%, 07/03/23 (Call 06/03/23)	500	510,575
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)	185	187,890
5.00%, 04/01/23	275	285,604
5.13%, 03/15/21	200	206,318
5.50%, 02/15/22	380	400,474
Airvessel Finance Holding Ltd., 3.25%, 08/11/19(d)	200	200,044
Alliance Data Systems Corp. 5.38%, 08/01/22 (Call 08/01/19)(b)	175	177,844
5.88%, 11/01/21 (Call 11/01/19)(b)	125	127,644

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc. 4.13%, 02/13/22	$175	$177,588
4.25%, 04/15/21	150	152,094
4.63%, 05/19/22	100	102,439
7.50%, 09/15/20	125	132,021
American Express Co. 2.20%, 10/30/20 (Call 09/29/20)	1,722	1,709,119
2.50%, 08/01/22 (Call 07/01/22)	405	400,521
2.65%, 12/02/22	225	223,634
3.38%, 05/17/21 (Call 04/17/21)	75	75,965
3.40%, 02/27/23 (Call 01/27/23)	1,021	1,038,347
3.70%, 11/05/21 (Call 10/05/21)	150	153,264
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/05/21)	760	754,178
2.38%, 05/26/20 (Call 04/25/20)	544	542,134
2.70%, 03/03/22 (Call 01/31/22)	510	510,000
Series F, 2.60%, 09/14/20 (Call 08/14/20)	385	384,453
Ameriprise Financial Inc. 3.00%, 03/22/22	160	160,635
4.00%, 10/15/23	119	124,448
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(b)	200	201,334
Azure Orbit III International Finance Ltd., 2.63%, 03/21/21(d)	200	197,908
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(d)	200	200,828
BGC Partners Inc., 5.38%, 07/24/23	325	336,745
BOC Aviation Ltd. 2.38%, 09/15/21 (Call 08/15/21)(d)	200	195,756
3.73%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	200	200,536
4.38%, 05/02/23(d)	200	206,332
Bocom Leasing Management Hong Kong Co. Ltd. 4.00%, 01/22/22(d)	200	202,738
4.38%, 01/22/24(d)	200	206,424
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	250	250,160
Capital One Financial Corp. 2.40%, 10/30/20 (Call 09/30/20)	667	663,625
2.50%, 05/12/20 (Call 04/12/20)	658	655,822
3.05%, 03/09/22 (Call 02/09/22)	635	637,369
3.20%, 01/30/23 (Call 12/30/22)	600	601,998
3.45%, 04/30/21 (Call 03/30/21)	275	278,234
3.50%, 06/15/23	300	305,064
3.90%, 01/29/24 (Call 12/29/23)	165	169,519
4.75%, 07/15/21	330	343,682
CCBL Cayman 1 Corp. Ltd., 2.75%, 05/31/21(d)	200	196,946
CDBL Funding 2
3.75%, 07/18/21, (3 mo. LIBOR US + 1.150%)(a)(d)	200	200,012
3.75%, 03/11/22(d)	400	403,696
Charles Schwab Corp. (The) 3.25%, 05/21/21 (Call 04/21/21)	395	399,558
4.45%, 07/22/20	300	306,699
Charming Light Investments Ltd., 2.38%, 08/30/21(d)	400	390,336
China Cinda Finance 2017 I Ltd. 3.65%, 03/09/22(d)	500	504,160
3.88%, 02/08/23(d)	200	202,478
China Great Wall International Holdings III Ltd. 2.63%, 10/27/21(d)	200	196,056
3.13%, 08/31/22(d)	800	790,552
CITIC Securities Finance MTN Co. Ltd., 3.50%, 10/30/19(d)	200	200,148
CME Group Inc., 3.00%, 09/15/22	135	136,594

Security	Par (000)	Value

Diversified Financial Services (continued)
CPPIB Capital Inc., 2.25%, 01/25/22(b)	$1,000	$995,340
Credito Real SAB de, 7.25%, 07/20/23(d)	200	207,464
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	40	39,891
Discover Financial Services, 5.20%, 04/27/22	50	53,105
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	226	225,749
Franklin Resources Inc., 2.80%, 09/15/22	25	25,004
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,800	1,780,758
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	300	297,915
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(b)	185	194,359
HSBC Finance Corp., 6.68%, 01/15/21	150	157,241
Huarong Finance 2017 Co. Ltd. 3.75%, 04/27/22(d)	1,200	1,201,188
3.92%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(d)	200	198,330
4.00%, (Call 11/07/22)(d)(f)(g)	400	393,480
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22 (Call 02/01/20)	325	329,751
6.00%, 08/01/20 (Call 08/01/19)	370	372,490
6.25%, 02/01/22 (Call 02/01/20)	275	282,873
6.75%, 02/01/24 (Call 02/01/20)	150	157,500
ICBCIL Finance Co. Ltd. 2.13%, 09/29/19(d)	400	398,388
3.20%, 11/10/20(d)	200	199,876
3.38%, 04/05/22(d)	550	549,411
3.65%, 03/05/22(d)	400	403,056
3.75%, 03/05/24(d)	400	402,540
3.78%, 05/15/23, (3 mo. LIBOR US +1.1%)(a)(d)	200	199,452
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)	175	172,585
2.75%, 12/01/20 (Call 11/01/20)	653	653,431
4.00%, 10/15/23	250	261,500
International Lease Finance Corp. 4.63%, 04/15/21	610	625,909
5.88%, 08/15/22	760	818,543
8.25%, 12/15/20	235	253,455
Inventive Global Investments Ltd., 2.50%, 09/19/20(d)	400	397,348
Invesco Finance PLC, 4.00%, 01/30/24	25	25,923
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 04/15/22 (Call 04/15/20)(b)	200	202,750
7.38%, 04/01/20 (Call 05/31/19)(b)	200	200,390
7.50%, 04/15/21 (Call 10/15/19)(b)	200	204,024
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	25	26,280
Jefferies Group LLC 5.13%, 01/20/23	420	444,591
6.88%, 04/15/21	220	234,905
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 03/15/22 (Call 09/15/21)(b)	140	143,521
5.88%, 08/01/21 (Call 08/01/19)(b)	50	50,979
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	220	217,186
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.41%, 02/28/22 (Call 01/28/22)(b)	200	201,882
3.56%, 02/28/24 (Call 01/28/24)(b)	200	203,040
3.96%, 09/19/23 (Call 08/19/23)(b)	300	309,216
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/01/20 (Call 10/01/20)	100	99,529
2.30%, 09/15/22 (Call 08/15/22)	315	310,473
2.90%, 03/15/21	75	75,438
3.05%, 02/15/22 (Call 11/15/21)	225	227,066

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(b)	$280	$282,030
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 07/01/21 (Call 05/31/19)	137	137,179
6.50%, 06/01/22 (Call 12/01/19)	100	98,492
Navient Corp. 5.00%, 10/26/20	125	126,875
5.50%, 01/25/23	250	254,762
5.88%, 03/25/21	180	186,316
6.13%, 03/25/24	225	230,405
6.50%, 06/15/22	200	210,632
6.63%, 07/26/21	200	210,202
7.25%, 01/25/22	200	214,362
7.25%, 09/25/23	125	135,295
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/19)(b)	75	68,741
Oppenheimer Holdings Inc., 6.75%, 07/01/22 (Call 07/01/19)	25	25,560
Orient HuiZhi Ltd., 3.63%, 11/30/22(d)	250	242,340
ORIX Corp. 2.90%, 07/18/22	155	154,585
3.20%, 01/19/22(d)	200	201,070
4.05%, 01/16/24	225	233,966
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/19)(b)	100	103,105
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	200	203,034
REC Ltd., 5.25%, 11/13/23(d)	200	209,788
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	204,662
SLM Corp., 5.13%, 04/05/22 (Call 03/15/22)	50	49,289
Springleaf Finance Corp. 5.63%, 03/15/23	275	286,162
6.13%, 05/15/22	275	290,862
6.13%, 03/15/24 (Call 09/15/23)	285	300,960
7.75%, 10/01/21	175	190,339
8.25%, 12/15/20	225	242,420
Stearns Holdings LLC, 9.38%, 08/15/20 (Call 08/15/19)(b)	45	42,877
Stifel Financial Corp., 3.50%, 12/01/20	40	40,225
Synchrony Financial 3.75%, 08/15/21 (Call 06/15/21)	386	392,022
4.38%, 03/19/24 (Call 02/19/24)	50	51,068
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	265	266,826
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(b)	110	104,085
USAA Capital Corp., 2.00%, 06/01/21(b)	150	147,792
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(b)	125	129,133
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	100	98,652
2.20%, 12/14/20 (Call 11/14/20)	1,040	1,034,946
2.80%, 12/14/22 (Call 10/14/22)	450	452,929
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(b)	90	93,294
Western Union Co. (The) 3.60%, 03/15/22 (Call 02/15/22)	285	289,680
4.25%, 06/09/23 (Call 05/09/23)	110	113,933
Westwood Group Holdings Ltd., 4.88%, 04/19/21(d)	200	204,216

		46,633,530

Security	Par (000)	Value

Electric — 1.6%
Abu Dhabi National Energy Co. PJSC 3.63%, 06/22/21(d)	$200	$202,192
3.63%, 01/12/23(b)	730	739,417
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	300	295,194
AES Corp./VA 4.00%, 03/15/21	125	126,719
4.50%, 03/15/23 (Call 03/15/20)	125	126,838
4.88%, 05/15/23 (Call 05/15/19)	150	152,018
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	25	24,840
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	65	66,313
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	355	353,917
American Electric Power Co. Inc. 2.15%, 11/13/20	425	421,141
Series I, 3.65%, 12/01/21	45	45,905
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	250	254,935
Baltimore Gas & Electric Co. 3.35%, 07/01/23 (Call 04/01/23)	35	35,609
3.50%, 11/15/21 (Call 08/15/21)	8	8,116
Berkshire Hathaway Energy Co. 2.38%, 01/15/21	175	174,468
2.80%, 01/15/23 (Call 12/15/22)	218	218,368
3.75%, 11/15/23 (Call 08/15/23)	70	72,586
Bi Hai Co. Ltd., 6.25%, 03/05/22(d)	200	204,546
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	175	181,694
Calpine Corp. 5.38%, 01/15/23 (Call 10/15/19)	300	301,917
5.50%, 02/01/24 (Call 02/01/20)	150	149,291
5.88%, 01/15/24 (Call 11/01/19)(b)	150	153,443
6.00%, 01/15/22 (Call 11/01/19)(b)	175	177,293
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	390	383,436
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	125	122,734
3.60%, 11/01/21	55	55,972
3.85%, 02/01/24 (Call 01/01/24)	25	25,664
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(c)(d)	600	622,248
CGNPC International Ltd., 3.88%, 09/11/23(d)	200	204,354
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(d)	400	395,292
CLP Power HK Finance Ltd., 4.25%, (Call 11/07/19)(d)(f)(g)	200	200,290
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(d)	200	198,702
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	165	173,941
Comision Federal de Electricidad, 4.88%, 05/26/21(d)	200	204,564
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	99,193
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	600	591,102
Dominion Energy Inc. 2.58%, 07/01/20	650	647,309
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	248,180
Series C, 2.00%, 08/15/21 (Call 07/15/21)	80	78,362
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	485	521,637
DTE Energy Co.
Series B, 3.30%, 06/15/22 (Call 04/15/22)	85	85,779
Series D, 3.70%, 08/01/23 (Call 07/01/23)	120	123,224
Dubai Electricity & Water Authority, 7.38%, 10/21/20(b)	200	212,448

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	$25	$24,816
3.05%, 03/15/23 (Call 03/15/23)	230	232,762
3.35%, 05/15/22	100	102,541
3.90%, 06/15/21 (Call 03/15/21)	225	230,110
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	1,027	1,004,047
2.40%, 08/15/22 (Call 07/15/22)	85	83,943
3.05%, 08/15/22 (Call 05/15/22)	75	75,505
3.55%, 09/15/21 (Call 06/15/21)	555	563,208
3.95%, 10/15/23 (Call 07/15/23)	40	41,559
Duquesne Light Holdings Inc., 6.40%, 09/15/20(b)	500	520,870
Edison International 2.40%, 09/15/22 (Call 08/15/22)	440	418,845
2.95%, 03/15/23 (Call 01/15/23)	152	144,926
Electricite de France SA, 2.35%, 10/13/20 (Call 09/13/20)(b)	3,765	3,744,292
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	335	332,802
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(d)(g)	500	517,410
Enel Finance International NV 2.75%, 04/06/23(b)	300	292,482
2.88%, 05/25/22(b)	550	542,789
4.25%, 09/14/23(b)	1,325	1,357,118
Engie SA, 2.88%, 10/10/22(b)	160	160,704
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	254	261,686
Eskom Holdings SOC Ltd., 5.75%, 01/26/21(d)	600	595,362
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	140	144,246
Eversource Energy 2.50%, 03/15/21 (Call 02/15/21)	350	348,257
2.80%, 05/01/23 (Call 02/01/23)	170	169,250
Series K, 2.75%, 03/15/22 (Call 02/15/22)	300	299,718
Series N, 3.80%, 12/01/23 (Call 11/01/23)	450	465,138
Exelon Corp. 2.45%, 04/15/21 (Call 03/15/21)	100	98,746
2.85%, 06/15/20 (Call 05/15/20)	400	400,120
3.50%, 06/01/22 (Call 05/01/22)	338	342,380
5.15%, 12/01/20 (Call 09/01/20)	275	283,269
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	170	172,446
4.00%, 10/01/20 (Call 07/01/20)	250	253,150
4.25%, 06/15/22 (Call 03/15/22)	270	279,609
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	345	342,613
Series B, 4.25%, 03/15/23 (Call 12/15/22)	300	312,258
Fortis Inc./Canada, 2.10%, 10/04/21 (Call 09/04/21)	415	407,028
Georgia Power Co., Series C, 2.00%, 09/08/20	330	326,690
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	125	125,376
Israel Electric Corp. Ltd., 6.88%, 06/21/23(d)	200	224,736
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	115	113,795
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	75	75,457
Korea East-West Power Co. Ltd., 3.88%, 07/19/23(d)	400	412,624
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	600	601,662
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(d)	200	202,392
Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 05/03/23 (Call 05/03/21)(d)	200	202,996
NextEra Energy Capital Holdings Inc. 2.80%, 01/15/23 (Call 12/15/22)	33	32,811
2.90%, 04/01/22	265	265,641
3.15%, 04/01/24 (Call 03/01/24)	250	250,940
4.50%, 06/01/21 (Call 03/01/21)	350	360,741

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	$65	$63,965
2.20%, 08/15/20 (Call 07/15/20)	30	29,880
NTPC Ltd., 4.75%, 10/03/22(d)	200	207,310
NV Energy Inc., 6.25%, 11/15/20	280	294,451
Ohio Power Co., Series M, 5.38%, 10/01/21	50	53,055
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	60	62,276
7.00%, 09/01/22	250	282,632
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	25	25,195
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	100	97,789
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(d)	500	525,785
Pinnacle West Capital Corp., 2.25%, 11/30/20	100	98,936
PNM Resources Inc., 3.25%, 03/09/21	100	100,138
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(d)	200	202,062
PPL Capital Funding Inc. 3.50%, 12/01/22 (Call 09/01/22)	500	505,865
4.20%, 06/15/22 (Call 03/15/22)	60	61,812
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	95	95,436
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	370	369,896
3.85%, 06/01/23 (Call 05/01/23)	165	169,386
Public Service Co. of Colorado 2.25%, 09/15/22 (Call 03/15/22)	25	24,619
3.20%, 11/15/20 (Call 05/15/20)	100	100,591
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)	200	204,314
Public Service Enterprise Group Inc. 2.00%, 11/15/21 (Call 10/15/21)	175	171,411
2.65%, 11/15/22 (Call 10/15/22)	133	131,779
Puget Energy Inc. 5.63%, 07/15/22 (Call 04/15/22)	125	133,261
6.00%, 09/01/21	105	111,718
6.50%, 12/15/20	37	38,970
San Diego Gas & Electric Co., 3.00%, 08/15/21	190	190,669
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(d)	450	453,348
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(d)	600	620,334
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)	300	297,303
2.90%, 02/01/23 (Call 01/01/23)	225	223,110
4.05%, 12/01/23 (Call 09/01/23)	25	25,819
Shanghai Electric Power Finance Ltd., 3.63%, 08/11/20(d)	200	200,146
Southern California Edison Co.
Series A, 2.90%, 03/01/21	215	214,177
Series D, 3.40%, 06/01/23 (Call 05/01/23)	125	125,625
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)	800	792,432
2.75%, 06/15/20 (Call 05/15/20)	350	349,762
2.95%, 07/01/23 (Call 05/01/23)	175	174,668
Series B, 5.50%, 03/15/57 (Call 03/15/22)(g)	325	330,564
Southern Power Co.
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	445	443,024
Series E, 2.50%, 12/15/21 (Call 11/15/21)	250	247,217
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(d)	300	297,978
SPIC Luxembourg Latin America Renewable Energy
Investment Co. Sarl, 4.25%, 10/30/21(d)	200	203,476
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	800	800,512

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22(d)	$400	$396,756
3.75%, 05/02/23(d)	700	716,751
Talen Energy Supply LLC, 9.50%, 07/15/22 (Call 07/15/20)(b)	110	119,837
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 06/02/21(c)(d)	200	196,768
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	204	206,058
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	152	151,752
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/19)	50	51,038
WEC Energy Group Inc. 2.45%, 06/15/20 (Call 05/15/20)	45	44,862
3.38%, 06/15/21	125	126,464
Wisconsin Public Service Corp., 3.35%, 11/21/21	255	258,970
Xcel Energy Inc. 2.40%, 03/15/21 (Call 02/15/21)	260	258,170
2.60%, 03/15/22 (Call 02/15/22)	50	49,690
4.70%, 05/15/20 (Call 11/15/19)	250	252,367
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22(d)	200	191,180

		41,616,416

Electrical Components & Equipment — 0.0%
Artesyn Embedded Technologies Inc., 9.75%, 10/15/20 (Call 10/15/19)(b)	70	67,045
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	25	25,022
Schneider Electric SE, 2.95%, 09/27/22(b)	25	25,102
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 12/15/19)	160	161,846

		279,015

Electronics — 0.1%
ADT Security Corp. (The) 3.50%, 07/15/22	225	218,417
4.13%, 06/15/23	200	195,490
6.25%, 10/15/21	225	236,448
Agilent Technologies Inc. 3.20%, 10/01/22 (Call 07/01/22)	50	50,362
3.88%, 07/15/23 (Call 04/15/23)	80	82,565
Amphenol Corp., 3.13%, 09/15/21 (Call 08/15/21)	75	75,518
Avnet Inc., 4.88%, 12/01/22	85	89,382
Flex Ltd., 5.00%, 02/15/23	393	408,594
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	246	243,410
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)	550	541,530
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	110	109,795
Jabil Inc., 4.70%, 09/15/22	155	159,896
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	70	72,902
Sensata Technologies BV, 4.88%, 10/15/23(b)	120	125,083
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	220	221,067
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	50	51,345
Tsinghua Unic Ltd., 5.38%, 01/31/23(d)	400	387,036

		3,268,840

Energy – Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 11/01/19)	118	123,014
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(b)	100	102,970
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	150	148,233

		374,217

Security	Par (000)	Value

Engineering & Construction — 0.1%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(b)	$50	$51,320
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	75	76,358
Chang Development International Ltd., 5.70%, 11/08/21(d)	200	202,998
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(d)(f)(g)	400	415,104
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 5.88%, 06/18/22(d)	200	203,038
Chongqing Western Modern Logistics Industry Zone Development Construction Co. Ltd., 3.25%, 09/06/21(d)	200	188,548
CRCC Yuxiang Ltd., 3.50%, 05/16/23(d)	200	200,588
CSCEC Finance Cayman II Ltd. 2.70%, 06/14/21(d)	200	197,894
2.90%, 07/05/22(d)	600	593,694
Dianjian Haiyu Ltd., 3.50%, (Call 06/12/22)(d)(f)(g)	400	389,688
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	100	105,633
Hongkong International Qingdao Co. Ltd., 4.25%, 12/04/22(d)	200	190,380
Indo Energy Finance II BV, 6.38%, 01/24/23 (Call 01/24/20)(d)	200	199,502
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/20)	100	101,481
New Enterprise Stone & Lime Co. Inc., 10.13%, 04/01/22 (Call 04/01/20)(b)	100	102,328
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	50	51,292
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23 (Call 02/01/20)	50	49,046
Wuhan Metro Group Co. Ltd., 5.98%, (Call 12/05/21)(d)(f)(g)	200	207,450

		3,526,342

Entertainment — 0.1%
Amber Treasure Ventures Ltd., 3.00%, 05/25/20 (Call 05/25/19)(d)	200	198,258
CCM Merger Inc., 6.00%, 03/15/22 (Call 03/15/20)(b)	33	33,926
Cinemark USA Inc. 4.88%, 06/01/23 (Call 06/01/19)	175	176,781
5.13%, 12/15/22 (Call 12/15/19)	125	126,771
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(b)	200	207,964
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(b)	50	52,424
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(b)	400	419,064
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(b)	105	112,721
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(b)	150	156,831
Live Nation Entertainment Inc., 5.38%, 06/15/22 (Call 06/15/19)(b)	75	76,087
National CineMedia LLC, 6.00%, 04/15/22 (Call 04/15/20)	100	101,137
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(b)	175	177,448
Scientific Games International Inc. 6.25%, 09/01/20 (Call 05/31/19)	84	84,170
6.63%, 05/15/21 (Call 05/15/19)	125	126,562
10.00%, 12/01/22 (Call 12/01/19)	259	273,206
WMG Acquisition Corp., 5.63%, 04/15/22 (Call 04/15/20)(b)	90	91,350

		2,414,700

Environmental Control — 0.1%
Clean Harbors Inc., 5.13%, 06/01/21 (Call 05/31/19)	150	150,154

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/01/20)	$100	$102,895
GFL Environmental Inc. 5.38%, 03/01/23 (Call 03/01/20)(b)	110	106,962
5.63%, 05/01/22 (Call 05/01/19)(b)	100	99,434
Republic Services Inc. 3.55%, 06/01/22 (Call 03/01/22)	329	335,781
4.75%, 05/15/23 (Call 02/15/23)	50	53,192
5.25%, 11/15/21	25	26,480
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 12/01/19)(b)	150	151,660
Waste Management Inc. 2.40%, 05/15/23 (Call 03/15/23)	100	98,325
4.60%, 03/01/21 (Call 12/01/20)	25	25,749
4.75%, 06/30/20	425	434,987

		1,585,619

Food — 0.5%
B&G Foods Inc., 4.63%, 06/01/21 (Call 06/01/19)	170	170,058
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/19)(b)	75	75,029
Campbell Soup Co. 2.50%, 08/02/22	100	98,242
3.30%, 03/15/21	125	125,844
3.65%, 03/15/23 (Call 02/15/23)	410	415,379
4.25%, 04/15/21	25	25,606
Cencosud SA, 4.88%, 01/20/23(b)	200	203,938
Conagra Brands Inc., 3.80%, 10/22/21	395	402,639
Danone SA 2.08%, 11/02/21 (Call 10/02/21)(b)	250	245,348
2.59%, 11/02/23 (Call 09/02/23)(b)	500	490,145
Dean Foods Co., 6.50%, 03/15/23 (Call 03/15/20)(b)	175	91,963
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/19)(b)	175	134,278
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	200	197,854
3.15%, 12/15/21 (Call 09/15/21)	185	186,463
3.20%, 04/16/21	90	90,736
3.70%, 10/17/23 (Call 09/17/23)	350	358,596
Grupo Bimbo SAB de CV, 4.50%, 01/25/22(d)	400	411,648
Hershey Co. (The) 3.10%, 05/15/21	50	50,566
3.38%, 05/15/23 (Call 04/15/23)	100	102,670
4.13%, 12/01/20	25	25,613
JGSH Philippines Ltd., 4.38%, 01/23/23(d)	200	202,896
KeHE Distributors LLC/KeHE Finance Corp., 7.63%, 08/15/21 (Call 08/15/19)(b)	30	29,928
Kellogg Co. 3.25%, 05/14/21	159	160,553
4.00%, 12/15/20	370	377,341
Kraft Heinz Foods Co. 2.80%, 07/02/20 (Call 06/02/20)	475	474,321
3.38%, 06/15/21	275	277,194
3.50%, 06/06/22	646	653,991
3.50%, 07/15/22 (Call 05/15/22)	435	439,820
4.00%, 06/15/23 (Call 05/15/23)	250	256,822
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	400	398,380
3.30%, 01/15/21 (Call 12/15/20)	135	135,915
3.40%, 04/15/22 (Call 01/15/22)	50	50,590
3.85%, 08/01/23 (Call 05/01/23)	105	107,989
MARB BondCo PLC, 7.00%, 03/15/24 (Call 03/15/20)(d)	400	408,468
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (Call 06/08/19)(d)	200	207,710

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	$327	$324,986
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(b)	250	244,238
Mondelez International Inc. 3.00%, 05/07/20	300	300,579
3.63%, 05/07/23 (Call 04/07/23)	250	255,575
Nestle Holdings Inc. 1.38%, 07/13/21(d)	175	171,001
2.38%, 11/17/22(d)	65	64,624
3.10%, 09/24/21 (Call 08/24/21)(b)	250	252,822
3.35%, 09/24/23 (Call 08/24/23)(b)	700	717,416
Smithfield Foods Inc., 2.65%, 10/03/21 (Call 09/03/21)(b)	200	194,852
Sysco Corp. 2.50%, 07/15/21 (Call 06/15/21)	30	29,836
2.60%, 10/01/20 (Call 09/01/20)	300	299,511
2.60%, 06/12/22	75	74,471
TreeHouse Foods Inc. 4.88%, 03/15/22 (Call 03/15/20)	100	101,069
6.00%, 02/15/24 (Call 02/15/20)(b)	150	156,327
Tyson Foods Inc. 2.25%, 08/23/21 (Call 07/23/21)	120	118,362
3.90%, 09/28/23 (Call 08/28/23)	300	309,270
4.50%, 06/15/22 (Call 03/15/22)	260	271,450
Wm Wrigley Jr Co., 3.38%, 10/21/20 (Call 09/21/20)(b)	200	201,652
Woolworths Group Ltd., 4.00%, 09/22/20(b)	175	177,032

		12,349,606

Food Service — 0.0%
Aramark Services Inc., 5.13%, 01/15/24 (Call 01/15/20)	20	20,668

Forest Products & Paper — 0.1%
Cascades Inc. 5.50%, 07/15/22 (Call 07/15/19)(b)	156	157,560
5.75%, 07/15/23 (Call 07/15/19)(b)	100	101,241
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 02/01/20)	75	72,680
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	102,916
Georgia-Pacific LLC 3.16%, 11/15/21 (Call 09/15/21)(b)	100	100,506
3.73%, 07/15/23 (Call 04/15/23)(b)	200	206,064
5.40%, 11/01/20(b)	175	181,613
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	18	18,819
Mercer International Inc., 6.50%, 02/01/24 (Call 02/01/20)	75	77,358
Resolute Forest Products Inc., 5.88%, 05/15/23
(Call 05/15/19)	150	151,535

		1,170,292

Gas — 0.1%
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(d)	300	293,541
British Transco International Finance BV, 0.00% 11/04/21(d)(l)	250	230,195
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	150	152,532
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	245	244,929
Korea Gas Corp. 1.88%, 07/18/21(d)	200	195,816
2.75%, 07/20/22(d)	200	199,164
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/19)(b)	200	194,516
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	25	25,833
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	150	156,099

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	$150	$152,601
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(b)	100	99,842
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/19)(b)	100	100,971
Talent Yield Investments Ltd., 4.50%, 04/25/22(b)	200	205,534

		2,251,573

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/20)(b)(c)	150	147,306
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(b)	210	218,198
Stanley Black & Decker Inc. 2.90%, 11/01/22	50	50,210
3.40%, 12/01/21 (Call 09/01/21)	25	25,387

		441,101

Health Care – Products — 0.3%
Abbott Laboratories 2.55%, 03/15/22	164	163,544
2.90%, 11/30/21 (Call 10/30/21)	1,090	1,095,210
3.40%, 11/30/23 (Call 09/30/23)	25	25,566
Avanos Medical Inc., 6.25%, 10/15/22 (Call 10/15/19)	25	25,545
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	125	121,831
Becton Dickinson and Co. 2.40%, 06/05/20	175	174,022
2.89%, 06/06/22 (Call 05/06/22)	550	548,322
3.13%, 11/08/21	630	632,463
3.25%, 11/12/20	100	100,457
Boston Scientific Corp. 3.38%, 05/15/22	10	10,137
3.45%, 03/01/24 (Call 02/01/24)	285	290,321
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	50	50,840
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 09/01/19)(b)	100	103,745
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/19)(b)	95	96,900
Kinetic Concepts Inc./KCI USA Inc. 7.88%, 02/15/21 (Call 02/15/20)(b)	141	144,243
12.50%, 11/01/21 (Call 05/01/19)(b)	125	135,315
Mallinckrodt International Finance SA, 4.75%, 04/15/23(c)	120	87,365
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.63%, 10/15/23 (Call 10/15/19)(b)(c)	175	137,877
5.75%, 08/01/22 (Call 08/01/19)(b)(c)	275	255,956
Medtronic Inc. 2.75%, 04/01/23 (Call 01/01/23)	25	25,074
3.13%, 03/15/22 (Call 12/15/21)	65	65,906
3.15%, 03/15/22	1,100	1,115,983
3.63%, 03/15/24 (Call 12/15/23)	250	258,783
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/15/19)(b)	300	293,472
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 05/15/19)(b)	100	101,047
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	390	389,037
Thermo Fisher Scientific Inc. 3.00%, 04/15/23 (Call 02/15/23)	400	400,528
3.15%, 01/15/23 (Call 10/15/22)	295	297,050
3.30%, 02/15/22	75	75,951
3.60%, 08/15/21 (Call 05/15/21)	130	132,136
4.15%, 02/01/24 (Call 11/01/23)	125	131,015
4.50%, 03/01/21	525	541,012

Security	Par (000)	Value

Health Care – Products (continued)
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	$110	$110,339
3.70%, 03/19/23 (Call 02/19/23)	95	96,227

		8,233,219

Health Care – Services — 0.7%
Acadia Healthcare Co. Inc. 5.13%, 07/01/22 (Call 07/01/19)	75	75,644
5.63%, 02/15/23 (Call 02/15/20)	150	151,506
6.13%, 03/15/21 (Call 05/31/19)	100	100,175
6.50%, 03/01/24 (Call 03/01/20)	100	103,256
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	312	308,019
2.80%, 06/15/23 (Call 04/15/23)	275	270,443
4.13%, 06/01/21 (Call 03/01/21)	235	240,370
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/19)(b)(c)	100	91,990
Anthem Inc. 2.50%, 11/21/20	240	239,131
2.95%, 12/01/22 (Call 11/01/22)	233	232,702
3.13%, 05/15/22	380	382,098
3.30%, 01/15/23	75	75,576
3.70%, 08/15/21 (Call 05/15/21)	125	127,023
4.35%, 08/15/20	700	713,153
Centene Corp. 4.75%, 05/15/22 (Call 05/15/19)	250	254,652
5.63%, 02/15/21 (Call 02/15/20)	320	325,190
6.13%, 02/15/24 (Call 02/15/20)	225	235,658
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 02/01/20)(c)	225	222,759
6.25%, 03/31/23 (Call 03/31/20)	775	754,540
6.88%, 02/01/22 (Call 02/01/20)(c)	575	376,562
8.63%, 01/15/24 (Call 01/15/21)(b)	250	254,400
11.00%, 06/30/23 (Call 06/30/20)(b)(m)	450	367,434
Cigna Holding Co. 4.00%, 02/15/22 (Call 11/15/21)	382	391,668
5.13%, 06/15/20	25	25,604
DaVita Inc., 5.75%, 08/15/22 (Call 08/15/19)	275	279,471
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 05/03/19)(b)(e)	125	126,070
Fresenius Medical Care U.S. Finance II Inc. 4.13%, 10/15/20 (Call 07/17/20)(b)	385	388,888
5.88%, 01/31/22(b)	100	106,221
Fresenius Medical Care U.S. Finance Inc., 5.75%, 02/15/21(b)	125	130,049
HCA Healthcare Inc., 6.25%, 02/15/21	250	262,187
HCA Inc. 4.75%, 05/01/23	675	705,152
5.00%, 03/15/24	275	291,107
5.88%, 03/15/22	485	518,824
5.88%, 05/01/23	275	294,979
7.50%, 02/15/22	525	577,474
Humana Inc. 2.50%, 12/15/20	155	153,996
3.15%, 12/01/22 (Call 09/01/22)	120	120,264
Laboratory Corp. of America Holdings 3.20%, 02/01/22	100	100,626
3.75%, 08/23/22 (Call 05/23/22)	50	51,041
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/19)(b)	200	203,384
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	182,775

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/19)(b)(e)	$260	$259,654
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/20)(c)	100	86,355
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(b)	225	239,580
Roche Holdings Inc., 3.25%, 09/17/23 (Call 08/17/23)(b)	525	536,224
Select Medical Corp., 6.38%, 06/01/21 (Call 06/01/19)	145	145,326
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	25	25,688
Tenet Healthcare Corp. 4.38%, 10/01/21	250	253,115
4.50%, 04/01/21	225	228,058
4.75%, 06/01/20	100	101,250
6.00%, 10/01/20	400	413,500
6.75%, 06/15/23(c)	475	484,500
8.13%, 04/01/22	700	747,509
UnitedHealth Group Inc.
1.95%, 10/15/20	120	118,882
2.13%, 03/15/21	216	214,145
2.38%, 10/15/22	105	103,648
2.70%, 07/15/20	560	559,698
2.75%, 02/15/23 (Call 11/15/22)	250	249,568
2.88%, 12/15/21	125	126,055
2.88%, 03/15/22 (Call 12/15/21)	664	666,424
3.15%, 06/15/21	225	227,376
3.35%, 07/15/22	463	471,616
3.38%, 11/15/21 (Call 08/15/21)	50	50,797
3.50%, 06/15/23	350	359,576
3.88%, 10/15/20 (Call 07/15/20)	100	101,449

		17,582,054

Holding Companies – Diversified — 0.3%
Ares Capital Corp. 3.50%, 02/10/23 (Call 01/10/23)	265	261,105
3.63%, 01/19/22 (Call 12/19/21)	210	209,727
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	100	99,126
Bright Galaxy International Ltd., 3.38%, 11/03/21(d)	200	195,022
Chengdu Economic & Technological Development Zone State-Owned Assets Investment, 7.50%, 02/12/22(d)	200	199,786
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	197,934
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	1,050	1,045,327
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(d)	400	412,724
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	100	103,359
Huarong Finance II Co. Ltd. 3.63%, 11/22/21(d)	200	200,342
3.75%, 11/19/20(d)	200	200,640
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	201,484
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(d)	400	381,968
MDC-GMTN B.V., 5.00%, 11/15/20(b)	250	257,215
MDC-GMTN BV 2.75%, 05/11/23(d)	800	786,584
5.50%, 03/01/22(b)	200	212,832
Mumtalakat Sukuk Holding Co., 4.00%, 11/25/21(d)	200	195,010
Rongshi International Finance Ltd., 2.88%, 05/04/22(d)	200	197,894
State Elite Global Ltd. 2.25%, 10/20/21(d)	800	782,040
2.75%, 06/13/22(d)	200	197,770
Stena AB, 7.00%, 02/01/24(b)(c)	200	192,078
Stena International SA, 5.75%, 03/01/24(b)	200	193,802

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Swire Pacific MTN Financing Ltd. 4.50%, 02/28/22(d)	$600	$622,902
4.50%, 10/09/23(d)	200	210,808
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	750	740,880
Yieldking Investment Ltd., 4.80%, 10/18/21(d)	200	203,138

		8,501,497

Home Builders — 0.1%
Beazer Homes USA Inc., 8.75%, 03/15/22 (Call 03/15/20)	135	141,124
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 05/31/19)(b)	75	75,248
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/01/19)(b)	125	127,422
Century Communities Inc., 6.88%, 05/15/22 (Call 05/15/19)	100	101,981
DR Horton Inc., 2.55%, 12/01/20	128	127,306
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/19)(b)	100	87,996
KB Home 7.00%, 12/15/21 (Call 09/15/21)	125	134,251
7.50%, 09/15/22	100	109,823
7.63%, 05/15/23 (Call 11/15/22)	70	77,137
Lennar Corp. 2.95%, 11/29/20 (Call 09/29/20)	75	74,745
4.13%, 01/15/22 (Call 10/15/21)	160	161,907
4.50%, 04/30/24 (Call 01/30/24)	150	152,848
4.75%, 04/01/21 (Call 02/01/21)	120	122,310
4.75%, 11/15/22 (Call 08/15/22)	125	128,114
4.88%, 12/15/23 (Call 09/15/23)	100	103,631
5.38%, 10/01/22	75	78,731
6.25%, 12/15/21 (Call 06/15/21)	75	79,149
6.63%, 05/01/20	35	36,188
8.38%, 01/15/21	75	81,197
M/I Homes Inc., 6.75%, 01/15/21 (Call 01/15/20)	50	50,776
Mattamy Group Corp., 6.88%, 12/15/23 (Call 12/15/19)(b)	75	77,903
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	125	130,507
Meritage Homes Corp., 7.00%, 04/01/22	50	53,750
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	100	90,347
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	25	25,690
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	230	233,415
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 04/01/20)(b)	100	99,982
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)	100	103,278
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 5.25%, 04/15/21 (Call 05/31/19)(b)	125	125,312
5.88%, 04/15/23 (Call 01/15/23)(b)	75	77,258
Toll Brothers Finance Corp. 4.38%, 04/15/23 (Call 01/15/23)	108	109,929
5.88%, 02/15/22 (Call 11/15/21)	100	105,869
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	75	76,206
William Lyon Homes Inc., 6.00%, 09/01/23 (Call 09/01/20)	100	99,013
Williams Scotsman International Inc. 6.88%, 08/15/23 (Call 08/15/20)(b)	75	76,442
7.88%, 12/15/22 (Call 12/15/19)(b)	75	78,866

		3,615,651

Home Furnishings — 0.0%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/19)	145	146,808

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(d)(f)(g)	$400	$389,760

		536,568

Household Products & Wares — 0.1%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/19)	100	104,509
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	370	364,472
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/19)(b)	200	178,780
Prestige Brands Inc. 5.38%, 12/15/21 (Call 12/15/19)(b)	100	100,775
6.38%, 03/01/24 (Call 03/01/20)(b)(c)	150	154,778
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22 (Call 04/24/22)(b)	1,000	983,540
Spectrum Brands Inc., 6.63%, 11/15/22 (Call 11/15/19)	37	37,886

		1,924,740

Housewares — 0.0%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	475	471,623
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 10/15/19)	100	104,068
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	185	190,161

		765,852

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(b)	170	177,507
AEGON Funding Co. LLC, 5.75%, 12/15/20	325	339,934
Aflac Inc., 3.63%, 06/15/23	250	258,257
Alleghany Corp., 4.95%, 06/27/22	150	158,774
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/01/19)(b)	150	154,125
American International Group Inc. 3.30%, 03/01/21 (Call 02/01/21)	950	957,106
3.38%, 08/15/20	310	312,282
4.13%, 02/15/24	150	156,609
4.88%, 06/01/22	505	532,825
Aon PLC 2.80%, 03/15/21 (Call 02/15/21)	100	99,976
4.00%, 11/27/23 (Call 08/27/23)	75	77,906
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(b)	200	164,560
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	365	378,655
Assurant Inc. 4.00%, 03/15/23	335	338,863
4.20%, 09/27/23 (Call 08/27/23)	250	254,830
Athene Global Funding, 3.00%, 07/01/22(b)	540	538,682
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	195	200,232
Berkshire Hathaway Finance Corp. 2.90%, 10/15/20	275	276,697
3.00%, 05/15/22	314	318,575
4.25%, 01/15/21	455	468,536
Berkshire Hathaway Inc. 2.20%, 03/15/21 (Call 02/15/21)	379	377,302
2.75%, 03/15/23 (Call 01/15/23)	450	451,629
3.00%, 02/11/23	50	50,798
3.40%, 01/31/22	100	102,608
3.75%, 08/15/21	125	128,609
China Life Insurance Co. Ltd., 4.00%, 07/03/35 (Call 07/03/20)(d)(g)	200	199,104
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(d)	200	197,486
CNA Financial Corp., 5.88%, 08/15/20	350	363,363
CNO Financial Group Inc., 4.50%, 05/30/20	100	101,055

Security	Par (000)	Value

Insurance (continued)
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	$150	$152,546
Fidelity National Financial Inc., 5.50%, 09/01/22	175	188,583
Five Corners Funding Trust, 4.42%, 11/15/23(b)	950	1,002,316
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(d)	800	787,576
Genworth Holdings Inc. 4.80%, 02/15/24(c)	100	83,236
4.90%, 08/15/23	75	63,305
7.20%, 02/15/21	100	98,015
7.63%, 09/24/21	175	171,334
7.70%, 06/15/20	95	95,780
Guardian Life Global Funding 1.95%, 10/27/21(b)	250	245,082
2.90%, 05/06/24(b)	100	100,268
3.40%, 04/25/23(b)	50	50,916
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(d)(f)(g)	250	244,867
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	300	319,095
Jackson National Life Global Funding 2.60%, 12/09/20(b)(c)	225	224,440
3.30%, 06/11/21(b)	385	388,962
3.30%, 02/01/22(b)	25	25,320
Liberty Mutual Group Inc. 4.25%, 06/15/23(b)	516	535,902
5.00%, 06/01/21(b)	540	560,002
Lincoln National Corp. 4.00%, 09/01/23	250	261,367
4.20%, 03/15/22	160	165,792
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	180	178,267
Marsh & McLennan Companies Inc. 2.75%, 01/30/22 (Call 12/30/21)	190	189,768
3.50%, 12/29/20	25	25,312
4.80%, 07/15/21 (Call 04/15/21)	103	106,786
MassMutual Global Funding II 1.95%, 09/22/20(b)	250	247,747
2.45%, 11/23/20(b)	500	498,865
2.50%, 04/13/22(b)	500	496,920
MetLife Inc.
Series D, 4.37%, 09/15/23	120	127,758
Series N, 3.05%, 12/15/22	75	76,173
Metropolitan Life Global Funding I 1.95%, 09/15/21(b)	250	245,242
2.40%, 01/08/21(b)	500	497,910
2.50%, 12/03/20(b)	150	149,450
2.65%, 04/08/22(b)	360	358,409
3.45%, 10/09/21(b)	150	152,580
3.88%, 04/11/22(b)	600	617,322
MGIC Investment Corp., 5.75%, 08/15/23	100	107,225
New York Life Global Funding 1.95%, 09/28/20(b)	550	545,512
2.00%, 04/13/21(b)	650	642,479
2.30%, 06/10/22(b)	290	286,233
2.88%, 04/10/24(b)	100	100,306
3.25%, 08/06/21(b)	95	96,160
Pricoa Global Funding I 2.45%, 09/21/22(b)	150	148,268
2.55%, 11/24/20(b)	250	249,290
3.45%, 09/01/23(b)	350	357,878
Primerica Inc., 4.75%, 07/15/22	157	164,972

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc. 3.13%, 05/15/23	$10	$10,010
3.30%, 09/15/22	25	25,300
4.70%, 05/15/55 (Call 05/15/20)(g)	500	493,925
Principal Life Global Funding II, 2.63%, 11/19/20(b)	125	124,910
Progressive Corp. (The), 3.75%, 08/23/21	50	51,546
Protective Life Global Funding 2.00%, 09/14/21(b)	250	244,707
2.16%, 09/25/20(b)	300	297,516
2.62%, 08/22/22(b)	500	495,155
Prudential Financial Inc. 4.50%, 11/16/21	385	401,655
5.38%, 06/21/20	200	205,918
5.63%, 06/15/43 (Call 06/15/23)(g)	300	314,652
5.88%, 09/15/42 (Call 09/15/22)(g)	160	169,949
Radian Group Inc. 5.25%, 06/15/20	109	111,316
7.00%, 03/15/21	75	79,674
Reinsurance Group of America Inc., 5.00%, 06/01/21	285	296,862
Reliance Standard Life Global Funding II 2.38%, 05/04/20(b)	100	99,482
3.85%, 09/19/23(b)	325	329,898
Sunshine Life Insurance Corp. Ltd., 3.15%, 04/20/21(d)	200	195,076
Travelers Companies Inc. (The), 3.90%, 11/01/20	242	246,583
Union Life Insurance Co. Ltd., 3.00%, 09/19/21(d)	400	356,856
Vigorous Champion International Ltd., 4.38%, 09/10/23(d)	200	205,644
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(g)	175	176,173
York Risk Services Holding Corp., 8.50%, 10/01/22 (Call 10/01/19)(b)	75	60,751

		25,561,979

Internet — 0.3%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)	850	855,559
Alphabet Inc. 3.38%, 02/25/24	25	25,945
3.63%, 05/19/21	310	317,762
Amazon.com Inc. 1.90%, 08/21/20	225	223,349
2.40%, 02/22/23 (Call 01/22/23)	595	589,246
2.50%, 11/29/22 (Call 08/29/22)	232	231,504
3.30%, 12/05/21 (Call 10/05/21)	135	137,939
Baidu Inc. 2.88%, 07/06/22	200	197,976
3.00%, 06/30/20	200	200,052
3.50%, 11/28/22	200	201,864
3.88%, 09/29/23 (Call 08/29/23)	250	255,337
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	100	103,327
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	250	247,537
2.75%, 01/30/23 (Call 12/30/22)	345	341,757
2.88%, 08/01/21 (Call 06/01/21)	415	414,838
3.25%, 10/15/20 (Call 07/15/20)	75	75,428
3.80%, 03/09/22 (Call 02/09/22)	112	114,713
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/20)	100	106,655
Expedia Group Inc., 5.95%, 08/15/20	245	254,707
Netflix Inc. 5.38%, 02/01/21	125	129,788
5.50%, 02/15/22	200	210,538
5.75%, 03/01/24	100	107,515

Security	Par (000)	Value

Internet (continued)
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)	$100	$101,151
4.20%, 09/15/20	170	172,349
Tencent Holdings Ltd. 2.99%, 01/19/23 (Call 12/19/22)(d)	200	198,824
3.28%, 04/11/24 (Call 03/11/24)(b)	600	600,762
VeriSign Inc., 4.63%, 05/01/23 (Call 05/01/19)	175	177,746
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 04/01/20)	350	357,000

		6,951,168

Iron & Steel — 0.2%
AK Steel Corp. 7.50%, 07/15/23 (Call 07/15/19)	100	102,766
7.63%, 10/01/21 (Call 10/01/19)	125	124,901
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	150	153,786
7.88%, 08/15/23 (Call 05/15/23)	125	135,226
ArcelorMittal 5.13%, 06/01/20	100	102,213
5.25%, 08/05/20	150	154,084
5.50%, 03/01/21	225	235,051
6.25%, 02/25/22	325	352,479
Carpenter Technology Corp. 4.45%, 03/01/23 (Call 12/01/22)	50	50,775
5.20%, 07/15/21 (Call 04/15/21)	50	51,383
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(b)	120	120,600
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	75	75,562
CSN Resources SA, 6.50%, 07/21/20(c)(d)	300	305,538
Evraz PLC 5.38%, 03/20/23(d)	200	204,568
6.75%, 01/31/22(d)	400	425,924
JSW Steel Ltd., 5.25%, 04/13/22(d)	400	401,820
Metinvest BV, 7.75%, 04/23/23 (Call 01/23/23)(d)	200	196,126
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	230	240,141
POSCO, 4.00%, 08/01/23(d)	200	206,108
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	129	134,320
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(d)	200	211,326
Steel Dynamics Inc. 5.13%, 10/01/21 (Call 10/01/19)	200	201,502
5.25%, 04/15/23 (Call 04/15/20)	194	197,236
Vale Overseas Ltd., 4.38%, 01/11/22(c)	354	361,154

		4,744,589

Leisure Time — 0.1%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/19)(b)(c)	135	136,219
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(b)	200	202,382
Carnival Corp., 3.95%, 10/15/20	275	280,079
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 12/15/19)(b)	146	147,722
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	125	124,595
5.25%, 11/15/22	100	107,233
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 11/15/19)(b)	150	153,222
5.38%, 04/15/23 (Call 04/15/20)(b)	150	153,132
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/19)(c)	100	92,008

		1,396,592

Lodging — 0.1%
Boyd Gaming Corp., 6.88%, 05/15/23 (Call 05/15/19)	225	233,183

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Choice Hotels International Inc., 5.75%, 07/01/22	$150	$160,419
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 09/01/19)(b)(c)	175	173,367
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/21 (Call 11/15/19)(b)	200	206,502
10.25%, 11/15/22 (Call 11/15/19)(b)	110	119,105
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	383	377,010
2.88%, 03/01/21 (Call 02/01/21)	220	220,073
3.25%, 09/15/22 (Call 06/15/22)	25	25,235
MGM Resorts International 6.00%, 03/15/23	275	293,524
6.63%, 12/15/21	300	322,056
7.75%, 03/15/22	220	243,978
Minor International PCL, 4.66%, (Call 12/04/21)(d)(f)(g)	200	204,018
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	400	413,268
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/19)(b)	200	206,730
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	100	98,864
4.25%, 03/01/22 (Call 12/01/21)	185	185,390
5.63%, 03/01/21	77	79,815
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	125	124,313

		3,686,850

Machinery — 0.3%
ABB Finance USA Inc. 2.88%, 05/08/22	400	406,352
3.38%, 04/03/23 (Call 03/03/23)	250	254,547
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 06/15/19)(b)	50	51,766
Briggs & Stratton Corp., 6.88%, 12/15/20	44	45,542
Caterpillar Financial Services Corp. 1.70%, 08/09/21	510	498,765
1.85%, 09/04/20	115	113,863
2.40%, 06/06/22	150	148,805
2.55%, 11/29/22	33	32,826
2.85%, 06/01/22	100	100,693
2.95%, 05/15/20	150	150,493
2.95%, 02/26/22	290	291,995
3.15%, 09/07/21	240	242,731
3.45%, 05/15/23	150	153,882
3.65%, 12/07/23	250	259,017
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	175	174,555
3.90%, 05/27/21	295	302,614
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(b)	85	83,144
CNH Industrial Capital LLC 3.88%, 10/15/21	225	228,643
4.38%, 11/06/20	173	176,164
4.38%, 04/05/22	226	233,614
4.88%, 04/01/21	150	154,572
CNH Industrial NV, 4.50%, 08/15/23	25	25,926
Deere &Co., 2.60%, 06/08/22 (Call 03/08/22)	190	189,941
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	50	50,219
John Deere Capital Corp. 1.95%, 06/22/20	150	148,902
2.15%, 09/08/22	335	329,040
2.35%, 01/08/21	210	209,065
2.38%, 07/14/20	90	89,825
2.55%, 01/08/21	150	149,903

Security	Par (000)	Value

Machinery (continued)
2.65%, 01/06/22	$105	$105,149
2.70%, 01/06/23	50	49,886
2.80%, 03/04/21	150	150,589
2.80%, 03/06/23	355	355,540
2.88%, 03/12/21	100	100,392
2.95%, 04/01/22	95	95,843
3.13%, 09/10/21	140	141,537
3.15%, 10/15/21	115	116,396
3.45%, 06/07/23	105	107,725
3.45%, 01/10/24	250	257,310
3.65%, 10/12/23	110	113,884
3.90%, 07/12/21(c)	50	51,366
Series 0014, 2.45%, 09/11/20	150	149,706
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	75	75,227
Roper Technologies Inc. 2.80%, 12/15/21 (Call 11/15/21)	155	154,526
3.00%, 12/15/20 (Call 11/15/20)	150	150,298
3.13%, 11/15/22 (Call 08/15/22)	75	75,370
3.65%, 09/15/23 (Call 08/15/23)	500	511,570
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/20)(b)(e)	165	156,824
Xylem Inc./NY, 4.88%, 10/01/21	50	52,247
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	198,190

		8,466,979

Manufacturing — 0.3%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	125	122,394
2.00%, 08/07/20	100	99,359
2.00%, 06/26/22	255	250,683
2.75%, 03/01/22 (Call 02/01/22)	65	65,387
3.00%, 09/14/21 (Call 08/14/21)	190	191,987
3.25%, 02/14/24 (Call 01/14/24)	125	128,430
Actuant Corp., 5.63%, 06/15/22 (Call 06/15/19)	75	75,752
Amsted Industries Inc., 5.00%, 03/15/22 (Call 03/15/20)(b)	75	75,497
Eaton Corp., 2.75%, 11/02/22	325	324,600
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 07/15/19)(b)	121	121,339
General Electric Co. 2.70%, 10/09/22	1,120	1,106,392
3.10%, 01/09/23	100	99,643
3.15%, 09/07/22	215	215,080
4.38%, 09/16/20	250	254,422
4.63%, 01/07/21	350	359,110
4.65%, 10/17/21	700	725,340
5.30%, 02/11/21	385	398,621
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	75	76,088
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 02/21/21	150	150,245
4.25%, 06/15/23	105	109,815
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(b)(c)	95	98,714
Siemens Financieringsmaatschappij NV 1.70%, 09/15/21(b)	250	244,017
2.00%, 09/15/23(b)	250	240,997
2.15%, 05/27/20(b)	250	248,600
2.90%, 05/27/22(b)	750	752,895
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(d)	200	199,634
Techniplas LLC, 10.00%, 05/01/20 (Call 05/01/19)(b)	41	38,032

		6,773,073

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 0.9%
Altice Financing SA, 6.63%, 02/15/23 (Call 02/15/20)(b)	$550	$563,887
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/19)(b)	200	206,698
Altice Luxembourg SA, 7.75%, 05/15/22 (Call 05/15/19)(b)	690	702,724
AMC Networks Inc. 4.75%, 12/15/22 (Call 12/15/19)	175	176,729
5.00%, 04/01/24 (Call 04/01/20)	85	86,006
Cable One Inc., 5.75%, 06/15/22 (Call 06/15/19)(b)	125	127,119
Cablevision Systems Corp., 5.88%, 09/15/22	150	156,592
CBS Corp. 2.50%, 02/15/23 (Call 01/15/23)	310	303,307
2.90%, 06/01/23 (Call 05/01/23)	25	24,825
3.38%, 03/01/22 (Call 12/01/21)	307	310,441
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/19)(b)	150	150,613
5.13%, 02/15/23 (Call 02/15/20)	250	254,265
5.13%, 05/01/23 (Call 05/01/19)(b)	270	276,707
5.25%, 03/15/21 (Call 05/31/19)	100	100,517
5.25%, 09/30/22 (Call 09/30/19)	275	279,180
5.75%, 09/01/23 (Call 03/01/20)	125	127,812
5.75%, 01/15/24 (Call 07/15/19)	250	256,635
5.88%, 04/01/24 (Call 04/01/20)(b)	343	358,034
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)	745	750,111
4.46%, 07/23/22 (Call 05/23/22)	1,208	1,252,515
4.50%, 02/01/24 (Call 01/01/24)	100	104,178
Clear Channel Worldwide Holdings Inc. 9.25%, 02/15/24 (Call 02/15/21)(b)	630	678,019
6.50%, 11/15/22 (Call 11/15/19)	450	460,702
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	145	177,494
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)	40	38,893
2.75%, 03/01/23 (Call 02/01/23)	485	484,045
2.85%, 01/15/23	400	401,372
3.13%, 07/15/22	555	562,420
3.30%, 10/01/20	285	287,220
3.45%, 10/01/21	175	178,260
3.60%, 03/01/24	825	849,610
3.70%, 04/15/24 (Call 03/15/24)	250	258,627
Cox Communications Inc. 2.95%, 06/30/23 (Call 03/30/23)(b)	180	178,394
3.25%, 12/15/22(b)	575	578,088
CSC Holdings LLC 5.13%, 12/15/21 (Call 06/15/19)(b)	400	400,772
5.38%, 07/15/23 (Call 07/15/19)(b)	200	204,778
6.75%, 11/15/21	275	294,231
Discovery Communications LLC 2.80%, 06/15/20 (Call 05/15/20)	25	24,966
2.95%, 03/20/23 (Call 02/20/23)	375	372,600
3.25%, 04/01/23	100	100,215
3.50%, 06/15/22 (Call 04/15/22)	500	506,285
4.38%, 06/15/21	25	25,721
DISH DBS Corp. 5.00%, 03/15/23	350	320,747
5.13%, 05/01/20	225	226,827
5.88%, 07/15/22	485	473,787
6.75%, 06/01/21	550	568,040
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(b)	485	504,056
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/15/20)(b)	100	102,510

Security	Par (000)	Value

Media (continued)
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 04/15/21 (Call 05/31/19)	$12	$12,008
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 08/15/19)(b)	100	104,254
Myriad International Holdings BV, 6.00%, 07/18/20(d)	200	206,308
NBCUniversal Media LLC 2.88%, 01/15/23	350	351,200
4.38%, 04/01/21	609	627,964
Nexstar Broadcasting Inc. 5.88%, 11/15/22 (Call 11/15/19)	100	102,510
6.13%, 02/15/22 (Call 02/15/20)(b)	100	101,495
Quebecor Media Inc., 5.75%, 01/15/23	220	230,635
Radiate Holdco LLC/Radiate Finance Inc., 6.88%, 02/15/23 (Call 02/15/20)(b)	85	85,235
Sinclair Television Group Inc. 5.38%, 04/01/21 (Call 05/16/19)	125	125,250
6.13%, 10/01/22 (Call 10/01/19)	125	127,335
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(b)	235	235,352
4.63%, 05/15/23 (Call 05/15/19)(b)	175	176,442
TEGNA Inc. 4.88%, 09/15/21 (Call 09/15/19)(b)	100	100,574
5.13%, 07/15/20 (Call 07/15/19)	150	150,762
6.38%, 10/15/23 (Call 10/15/19)	150	154,884
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	520	529,074
4.13%, 02/15/21 (Call 11/15/20)	215	218,348
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	233,840
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/19)	250	254,430
TWDC Enterprises 18 Corp. 2.15%, 09/17/20	300	298,299
2.30%, 02/12/21	393	391,613
2.35%, 12/01/22	526	522,097
2.45%, 03/04/22	125	124,580
3.75%, 06/01/21	125	127,952
Univision Communications Inc. 5.13%, 05/15/23 (Call 05/15/19)(b)	320	308,707
6.75%, 09/15/22 (Call 09/15/19)(b)	174	177,527
Urban One Inc., 7.38%, 04/15/22 (Call 04/15/20)(b)	75	73,937
Viacom Inc. 3.88%, 12/15/21	195	198,600
5.88%, 02/28/57 (Call 02/28/22)(g)	150	151,225
Videotron Ltd., 5.00%, 07/15/22	200	208,050
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	200	206,174
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/20)(d)	250	257,825
Walt Disney Co. (The) 2.55%, 02/15/22	33	32,990
3.00%, 09/15/22(b)	75	75,625
4.50%, 02/15/21(b)	150	154,933
Warner Media LLC 3.40%, 06/15/22	100	101,578
4.00%, 01/15/22	335	344,909
4.05%, 12/15/23	25	26,053

		23,738,148

Metal Fabricate & Hardware — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(b)	200	195,516
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/19)(b)	50	46,605
MCC Holding Hong Kong Corp. Ltd., 2.95%, 05/31/20(d)	200	199,206

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Precision Castparts Corp. 2.25%, 06/15/20 (Call 05/15/20)	$300	$298,968
2.50%, 01/15/23 (Call 10/15/22)	378	375,683

		1,115,978

Mining — 0.5%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)(c)	100	104,908
ALROSA Finance SA, 7.75%, 11/03/20(d)	200	212,398
Anglo American Capital PLC, 3.75%, 04/10/22(b)	230	232,758
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	248,698
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/19)(b)	125	128,623
Barrick Gold Corp., 3.85%, 04/01/22	75	76,682
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	485	488,880
6.25%, 10/19/75 (Call 10/19/20)(b)(g)	250	260,525
Century Aluminum Co., 7.50%, 06/01/21 (Call 06/01/19)(b)	50	49,830
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21(d)	200	204,802
China Minmetals Corp., 3.75%, (Call 11/13/22)(d)(f)(g)	300	292,533
Chinalco Capital Holdings Ltd. 4.00%, 08/25/21(d)	200	198,628
4.25%, 04/21/22(d)	200	197,802
Corp. Nacional del Cobre de Chile, 4.50%, 08/13/23(d)	400	423,036
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 05/31/19)(b)	150	149,250
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/20)(b)	150	132,671
First Quantum Minerals Ltd. 7.00%, 02/15/21 (Call 02/15/20)(d)	33	33,593
7.25%, 05/15/22 (Call 05/15/19)(d)	400	404,280
FMG Resources August 2006 Pty Ltd. 4.75%, 05/15/22 (Call 02/15/22)(b)	200	202,230
5.13%, 03/15/23 (Call 12/15/22)(b)	135	138,024
Freeport-McMoRan Inc. 3.55%, 03/01/22 (Call 12/01/21)	450	446,184
3.88%, 03/15/23 (Call 12/15/22)	450	445,513
4.00%, 11/14/21	150	151,523
6.88%, 02/15/23 (Call 02/15/20)	200	211,282
Fresnillo PLC, 5.50%, 11/13/23(d)	600	640,128
Glencore Finance Canada Ltd. 4.25%, 10/25/22(b)	412	424,352
4.95%, 11/15/21(b)	140	145,650
Glencore Funding LLC 3.00%, 10/27/22 (Call 09/27/22)(b)	180	178,355
4.13%, 05/30/23(b)	505	516,110
4.13%, 03/12/24 (Call 02/12/24)(b)	300	303,909
Hecla Mining Co., 6.88%, 05/01/21 (Call 05/01/19)	150	150,204
Hudbay Minerals Inc., 7.25%, 01/15/23 (Call 07/15/19)(b)	100	104,000
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(d)	300	322,368
International Wire Group Inc., 10.75%, 08/01/21 (Call 08/01/19)(b)	45	45,542
Joseph T Ryerson &Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(b)	100	106,045
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	200	206,600
Minmetals Bounteous Finance BVI Ltd., 3.13%, 07/27/21(d)	400	397,112
MMC Norilsk Nickel OJSC via MMC Finance DAC 3.85%, 04/08/22(d)	600	596,184
4.10%, 04/11/23(d)	400	398,672
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 5.55%, 10/28/20(d)	200	205,378

Security	Par (000)	Value

Mining (continued)
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(b)	$50	$50,265
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/19)(b)	125	113,471
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(b)	250	257,323
Newmont Goldcorp Corp. 3.50%, 03/15/22 (Call 12/15/21)	405	410,123
3.70%, 03/15/23 (Call 12/15/22)(b)	325	331,714
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(b)	150	126,093
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 05/01/19)(d)	200	191,476
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(d)	400	359,704
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	202,270
Southern Copper Corp., 3.50%, 11/08/22	100	101,107
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/19)(b)	60	57,572
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(b)	200	200,602
Vedanta Resources Ltd. 7.13%, 05/31/23(d)	200	195,228
8.25%, 06/07/21(d)	500	517,950

		13,290,160

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 03/01/20)	200	204,324
Pitney Bowes Inc. 3.88%, 09/15/20	50	50,035
3.88%, 10/01/21 (Call 09/01/21)	150	148,453
4.38%, 05/15/22 (Call 04/15/22)	125	122,726
4.63%, 03/15/24 (Call 12/15/23)	125	117,395
4.70%, 04/01/23 (Call 03/01/23)	125	121,448
Xerox Corp. 2.75%, 09/01/20	83	82,102
4.07%, 03/17/22	85	84,794
4.13%, 03/15/23 (Call 02/15/23)	500	495,210
4.50%, 05/15/21	250	253,552

		1,680,039

Oil & Gas — 2.3%
Aker BP ASA, 6.00%, 07/01/22 (Call 07/01/19)(b)	150	154,558
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	400	413,532
Antero Resources Corp. 5.13%, 12/01/22 (Call 06/01/19)	250	250,977
5.38%, 11/01/21 (Call 11/01/19)	225	226,588
5.63%, 06/01/23 (Call 06/01/19)	225	227,747
Apache Corp. 2.63%, 01/15/23 (Call 10/15/22)	214	209,348
3.25%, 04/15/22 (Call 01/15/22)	117	117,835
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(b)	209	228,930
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/20)(b)	125	121,625
Baytex Energy Corp., 5.13%, 06/01/21 (Call 06/01/19)(b)	100	100,049
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	204,870
Bharat Petroleum Corp. Ltd., 4.38%, 01/24/22(d)	400	408,216
BP Capital Markets America Inc. 2.11%, 09/16/21 (Call 08/16/21)	301	297,259
2.52%, 09/19/22 (Call 08/19/22)	66	65,448
2.75%, 05/10/23	450	448,326
3.22%, 04/14/24 (Call 02/14/24)	250	252,270
3.25%, 05/06/22	466	472,860
3.79%, 02/06/24 (Call 01/06/24)	400	415,136

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.50%, 10/01/20	$240	$245,995
4.74%, 03/11/21	500	518,795
BP Capital Markets PLC 2.50%, 11/06/22	300	297,300
3.06%, 03/17/22	308	311,015
3.56%, 11/01/21	615	627,558
3.99%, 09/26/23	500	523,145
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(b)	175	166,049
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(b)(c)	525	399,777
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21 (Call 05/31/19)	175	169,400
7.63%, 01/15/22 (Call 01/15/20)(c)	125	117,466
7.75%, 04/15/23 (Call 04/15/20)(c)	75	68,386
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	450	446,265
3.45%, 11/15/21 (Call 08/15/21)	190	192,172
Canadian Oil Sands Ltd., 4.50%, 04/01/22(b)	100	101,907
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 04/15/20)(c)	225	218,929
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	25	24,646
3.80%, 09/15/23 (Call 06/15/23)	75	75,494
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(b)	50	36,952
Chesapeake Energy Corp. 4.88%, 04/15/22 (Call 04/15/20)(c)	100	98,717
5.75%, 03/15/23	50	49,570
8.00%, 03/15/26 (Call 03/15/22)(b)	400	402,836
Chevron Corp. 2.10%, 05/16/21 (Call 04/15/21)	765	756,700
2.36%, 12/05/22 (Call 09/05/22)	710	702,304
2.41%, 03/03/22 (Call 01/03/22)	165	164,274
2.42%, 11/17/20 (Call 10/17/20)	575	573,936
2.50%, 03/03/22 (Call 02/03/22)	190	189,561
2.57%, 05/16/23 (Call 03/16/23)	50	49,812
3.19%, 06/24/23 (Call 03/24/23)	550	560,389
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 08/15/19)(b)	50	49,855
CNOOC Finance 2011 Ltd., 4.25%, 01/26/21(b)	400	408,156
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	700	715,085
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,200	1,187,508
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	200	199,440
CNPC General Capital Ltd., 3.40%, 04/16/23(d)	200	201,032
CNPC HK Overseas Capital Ltd., 4.50%, 04/28/21(b)	346	355,197
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/15/20)	229	228,038
Continental Resources Inc./OK 4.50%, 04/15/23 (Call 01/15/23)	506	523,437
5.00%, 09/15/22 (Call 03/15/20)	360	362,718
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 11/01/19)	150	152,443
Denbury Resources Inc. 4.63%, 07/15/23 (Call 01/15/20)	100	69,675
5.50%, 05/01/22 (Call 05/01/19)	75	58,079
6.38%, 08/15/21 (Call 08/15/19)	100	84,098
7.50%, 02/15/24 (Call 08/15/20)(b)	100	92,393
9.00%, 05/15/21 (Call 12/15/19)(b)	125	127,184
9.25%, 03/31/22 (Call 03/31/20)(b)	114	115,756
Devon Energy Corp., 3.25%, 05/15/22 (Call 02/15/22)	804	809,226
Diamond Offshore Drilling Inc., 3.45%, 11/01/23 (Call 08/01/23)	100	86,922
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	211,064

Security	Par (000)	Value

Oil & Gas (continued)
Ecopetrol SA, 5.88%, 09/18/23	$375	$408,892
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	25	25,500
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	100	101,387
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	200	204,112
Ensco Rowan PLC, 8.00%, 01/31/24 (Call 10/31/23)	100	94,823
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)(c)	175	175,238
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)	285	283,709
4.10%, 02/01/21	322	329,483
EP Energy LLC/Everest Acquisition Finance Inc., 9.38%, 05/01/24 (Call 05/01/20)(b)(c)	150	54,354
EQT Corp. 2.50%, 10/01/20 (Call 09/01/20)	193	191,271
3.00%, 10/01/22 (Call 09/01/22)	305	299,483
4.88%, 11/15/21	87	90,656
Equinor ASA 2.45%, 01/17/23	440	436,361
2.65%, 01/15/24	70	69,726
2.75%, 11/10/21	680	683,482
2.90%, 11/08/20	985	990,102
3.15%, 01/23/22	615	624,815
3.70%, 03/01/24	170	176,926
Exxon Mobil Corp. 2.22%, 03/01/21 (Call 02/01/21)	1,610	1,603,785
2.40%, 03/06/22 (Call 01/06/22)	235	234,293
2.73%, 03/01/23 (Call 01/01/23)	50	50,213
Gazprom OAO Via Gaz Capital SA 4.95%, 07/19/22(d)	600	621,708
6.00%, 01/23/21(d)	200	208,640
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/19)(b)	70	57,098
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 05/01/19)	100	96,520
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(d)	200	208,700
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 10/15/19)	100	97,292
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	600	622,794
KazMunayGas National Co. JSC 3.88%, 04/19/22(d)	200	202,344
4.40%, 04/30/23(d)	210	215,494
Korea National Oil Corp., 2.00%, 10/24/21(b)	200	195,860
Laredo Petroleum Inc. 5.63%, 01/15/22 (Call 01/15/20)(c)	125	117,995
6.25%, 03/15/23 (Call 03/15/20)(c)	100	92,392
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(b)(c)	75	74,677
Lukoil International Finance BV 4.56%, 04/24/23(d)	400	411,216
6.13%, 11/09/20(d)	500	520,200
6.66%, 06/07/22(d)	200	216,978
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	296	293,170
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	290	292,329
4.75%, 12/15/23 (Call 10/15/23)(b)	95	100,250
5.13%, 03/01/21	493	511,946
5.38%, 10/01/22 (Call 10/01/19)(b)	273	277,767
MEG Energy Corp. 6.38%, 01/30/23 (Call 07/30/19)(b)	195	184,384
7.00%, 03/31/24 (Call 09/30/19)(b)	200	189,902
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/19)	150	143,646

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	$200	$199,564
4.45%, 12/01/22 (Call 09/01/22)	125	124,926
Nabors Industries Inc. 4.63%, 09/15/21	175	174,548
5.00%, 09/15/20	150	151,971
5.10%, 09/15/23 (Call 06/15/23)	150	141,278
5.50%, 01/15/23 (Call 11/15/22)	150	143,749
Newfield Exploration Co., 5.75%, 01/30/22	282	300,835
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	803	824,464
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)	114	103,403
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(d)	200	141,958
Oasis Petroleum Inc. 6.88%, 03/15/22 (Call 09/15/19)	167	167,640
6.88%, 01/15/23 (Call 07/15/19)	150	150,798
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	160	158,736
2.70%, 02/15/23 (Call 08/15/22)	275	271,029
3.13%, 02/15/22 (Call 11/15/21)	415	417,249
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	457	465,116
ONGC Videsh Vankorneft Pte Ltd., 2.88%, 01/27/22(d)	400	393,452
Pacific Drilling SA 8.38%, 10/01/23 (Call 09/01/20)(b)	165	169,965
11.00%, 04/01/24(b)(e)	100	104,045
Pan American Energy LLC/Argentina, 7.88%, 05/07/21(d)	100	99,639
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 11/15/19)	170	174,706
Pertamina Persero PT 4.30%, 05/20/23(d)	400	410,716
4.88%, 05/03/22(d)	600	623,028
Petrobras Global Finance BV 4.38%, 05/20/23	1,050	1,062,159
5.38%, 01/27/21	402	414,703
6.13%, 01/17/22	603	639,192
8.38%, 05/23/21	316	346,993
Petroleos Mexicanos 3.50%, 01/30/23	1,200	1,152,600
4.63%, 09/21/23	650	646,275
4.88%, 01/24/22	1,000	1,009,880
5.38%, 03/13/22	300	306,819
5.50%, 01/21/21	1,120	1,144,965
6.25%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)	215	224,251
Petronas Capital Ltd., 3.13%, 03/18/22(d)	900	902,709
Phillips 66, 4.30%, 04/01/22	470	489,815
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	90	90,935
3.95%, 07/15/22 (Call 04/15/22)	252	259,893
Precision Drilling Corp. 6.50%, 12/15/21 (Call 12/15/19)	35	35,063
7.75%, 12/15/23 (Call 12/15/19)	75	78,033
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)	175	171,241
5.38%, 10/01/22 (Call 07/01/22)	100	98,512
6.88%, 03/01/21	100	103,529
Range Resources Corp. 5.00%, 08/15/22 (Call 05/15/22)	150	148,702
5.00%, 03/15/23 (Call 12/15/22)	175	170,488
5.75%, 06/01/21 (Call 03/01/21)	120	123,768

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 07/01/22 (Call 04/01/22)	$75	$76,040
Reliance Holdings USA Inc., 5.40%, 02/14/22(d)	250	262,995
Rowan Companies Inc. 4.75%, 01/15/24 (Call 10/15/23)	100	83,044
4.88%, 06/01/22 (Call 03/01/22)	200	193,370
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.13%, 11/01/20 (Call 07/31/19)(b)(c)	125	32,356
7.38%, 11/01/21 (Call 07/31/19)(b)(c)	140	33,334
8.00%, 06/15/20 (Call 06/15/19)(b)	50	38,805
13.00%, 11/30/20 (Call 11/30/19)(b)	111	108,120
Sanchez Energy Corp. 6.13%, 01/15/23 (Call 07/15/19)	225	29,905
7.25%, 02/15/23 (Call 02/15/20)(b)(c)	150	125,352
7.75%, 06/15/21 (Call 06/15/19)	145	20,156
Saudi Arabian Oil Co. 2.75%, 04/16/22(b)	400	397,632
2.88%, 04/16/24(b)	600	591,264
Seven Generations Energy Ltd. 6.75%, 05/01/23 (Call 05/01/19)(b)	105	107,813
6.88%, 06/30/23 (Call 06/30/19)(b)	150	154,140
Shell International Finance BV 1.75%, 09/12/21	715	700,872
1.88%, 05/10/21	875	863,301
2.13%, 05/11/20	450	447,799
2.25%, 11/10/20	280	278,799
2.38%, 08/21/22	165	163,776
3.50%, 11/13/23 (Call 10/13/23)	370	381,296
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	400	418,624
Sinopec Group Overseas Development 2016 Ltd. 2.00%, 09/29/21(d)	200	194,908
2.75%, 05/03/21(d)	200	198,638
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(d)	800	784,016
3.00%, 04/12/22(d)	700	697,613
Sinopec Group Overseas Development 2018 Ltd., 3.75%, 09/12/23(d)	600	612,468
SM Energy Co. 5.00%, 01/15/24 (Call 07/15/19)	125	117,283
6.13%, 11/15/22 (Call 11/15/19)	125	126,390
Southwestern Energy Co., 4.10%, 03/15/22 (Call 12/15/21)	100	97,506
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)	225	228,643
Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, 06/01/22 (Call 05/02/20)(b)(c)	50	37,974
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(d)	80	72,074
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/19)(b)	100	102,277
Total Capital Canada Ltd., 2.75%, 07/15/23	250	250,060
Total Capital International SA 2.70%, 01/25/23	300	300,177
2.75%, 06/19/21	300	301,095
2.88%, 02/17/22	800	805,136
3.70%, 01/15/24	120	124,565
Total Capital SA 4.13%, 01/28/21	140	143,688
4.45%, 06/24/20	100	102,096
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	189	193,727

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc. 5.80%, 10/15/22 (Call 07/15/22)	$75	$73,571
8.38%, 12/15/21	100	106,000
9.00%, 07/15/23 (Call 07/15/20)(b)	275	294,173
Tullow Oil PLC, 6.25%, 04/15/22 (Call 04/15/20)(b)	200	201,442
Ultra Resources Inc., 6.88%, 04/15/22 (Call 04/15/20)(b)	125	40,363
Unit Corp., 6.63%, 05/15/21 (Call 05/15/19)	150	147,094
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(b)(c)	100	103,304
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/23 (Call 10/15/20)(b)	125	97,468
9.75%, 04/15/23 (Call 10/15/20)(b)	100	79,360
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(b)	170	173,063
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)	200	204,842
6.25%, 04/01/23 (Call 01/01/23)(c)	100	102,597
WPX Energy Inc. 6.00%, 01/15/22 (Call 10/15/21)	151	157,723
8.25%, 08/01/23 (Call 06/01/23)	125	142,601
YPF SA, 8.50%, 03/23/21(d)	150	146,709

		60,426,920

Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 04/01/20)	75	75,783
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	50	50,476
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	130	129,498
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(b)	125	100,428
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	200	198,532
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 10/01/19)	100	94,661
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	225	229,041
KCA Deutag UK Finance PLC 7.25%, 05/15/21 (Call 05/15/19)(b)	200	175,978
9.88%, 04/01/22 (Call 04/01/20)(b)	200	174,060
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	160	157,061
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	100	103,208
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 03/15/20)	50	33,000
Schlumberger Finance Canada Ltd. 2.20%, 11/20/20(b)	426	422,528
2.65%, 11/20/22 (Call 10/20/22)(b)	250	249,372
Schlumberger Holdings Corp. 3.00%, 12/21/20 (Call 11/21/20)(b)(c)	545	546,624
3.63%, 12/21/22 (Call 10/21/22)(b)	216	220,359
Schlumberger Investment SA 3.30%, 09/14/21 (Call 06/14/21)(b)	150	151,684
3.65%, 12/01/23 (Call 09/01/23)	125	129,069
Schlumberger Oilfield UK PLC, 4.20%, 01/15/21 (Call 10/15/20)(b)	500	509,830
SESI LLC, 7.13%, 12/15/21 (Call 12/15/19)	248	210,879
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	25,152
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(c)	150	104,768
5.13%, 09/15/20(c)	75	63,221
7.75%, 06/15/21 (Call 05/15/21)(c)	220	193,519

Security	Par (000)	Value

Oil & Gas Services (continued)
8.25%, 06/15/23 (Call 03/15/23)	$170	$119,773
9.88%, 02/15/24 (Call 11/15/23)(c)	200	141,822

		4,610,326

Packaging & Containers — 0.2%
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(e)	200	200,272
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (Call 03/15/20)(b)	200	200,746
4.63%, 05/15/23 (Call 05/15/19)(b)	400	404,568
Ball Corp. 4.00%, 11/15/23	325	328,039
4.38%, 12/15/20	227	231,299
5.00%, 03/15/22	175	181,860
Berry Global Inc. 5.13%, 07/15/23 (Call 07/15/19)	150	152,644
5.50%, 05/15/22 (Call 05/15/19)	175	177,394
6.00%, 10/15/22 (Call 10/15/19)	91	93,854
BWAY Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(b)	400	396,976
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	220	224,556
Graphic Packaging International LLC 4.75%, 04/15/21 (Call 01/15/21)	100	102,582
4.88%, 11/15/22 (Call 08/15/22)	150	154,425
Multi-Color Corp., 6.13%, 12/01/22 (Call 12/01/19)(b)	50	51,500
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	75	74,148
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(b)	125	128,018
5.88%, 08/15/23(b)	220	231,053
Packaging Corp. of America 2.45%, 12/15/20	200	198,638
3.90%, 06/15/22 (Call 03/15/22)	100	102,505
4.50%, 11/01/23 (Call 08/01/23)	75	78,788
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(b)	450	456,979
5.75%, 10/15/20 (Call 10/15/19)	678	680,200
Sealed Air Corp. 4.88%, 12/01/22 (Call 09/01/22)(b)	125	129,165
5.25%, 04/01/23 (Call 01/01/23)(b)	125	130,055
6.50%, 12/01/20 (Call 09/01/20)(b)	100	104,315
Silgan Holdings Inc., 5.50%, 02/01/22 (Call 08/01/19)	100	100,713
W/S Packaging Holdings Inc., 9.00%, 04/15/23 (Call 04/15/20)(b)	50	54,202
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	350	358,228

		5,727,722

Pharmaceuticals — 1.4%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	640	633,613
2.50%, 05/14/20 (Call 04/14/20)	1,187	1,183,225
2.85%, 05/14/23 (Call 03/14/23)	475	470,179
2.90%, 11/06/22	485	483,948
3.20%, 11/06/22 (Call 09/06/22)	175	176,545
3.38%, 11/14/21	195	197,188
3.75%, 11/14/23 (Call 10/14/23)	333	340,985
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	193	192,674
Allergan Funding SCS, 3.45%, 03/15/22 (Call 01/15/22)	1,675	1,682,923
Allergan Inc./U.S., 3.38%, 09/15/20	150	150,759
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	320	333,178

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC 2.38%, 11/16/20	$175	$174,041
2.38%, 06/12/22 (Call 05/12/22)	560	553,185
3.50%, 08/17/23 (Call 07/17/23)	175	179,251
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 03/01/20)(b)	250	251,250
5.88%, 05/15/23 (Call 05/15/19)(b)	700	705,292
6.50%, 03/15/22 (Call 03/15/20)(b)	270	279,453
7.00%, 03/15/24 (Call 03/15/20)(b)	500	527,110
Bayer U.S. Finance II LLC 3.50%, 06/25/21 (Call 05/25/21)(b)	525	527,961
3.88%, 12/15/23 (Call 11/15/23)(b)	600	604,572
BioScrip Inc., 8.88%, 02/15/21 (Call 02/15/20)	27	26,933
Bristol-Myers Squibb Co., 2.00%, 08/01/22	168	164,225
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	703	691,907
3.20%, 03/15/23	25	24,937
Cigna Corp. 3.20%, 09/17/20(b)	335	335,884
3.40%, 09/17/21(b)	555	560,811
3.75%, 07/15/23 (Call 06/15/23)(b)	740	752,906
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	1,205	1,185,612
2.75%, 12/01/22 (Call 09/01/22)	325	320,057
2.80%, 07/20/20 (Call 06/20/20)	1,125	1,123,751
3.35%, 03/09/21	50	50,361
3.50%, 07/20/22 (Call 05/20/22)	814	824,191
3.70%, 03/09/23 (Call 02/09/23)	1,535	1,556,198
4.00%, 12/05/23 (Call 09/05/23)	44	44,999
Elanco Animal Health Inc. 3.91%, 08/27/21(b)	75	76,314
4.27%, 08/28/23 (Call 07/28/23)(b)	210	218,144
Eli Lilly & Co., 2.35%, 05/15/22	223	221,776
EMD Finance LLC, 2.95%, 03/19/22 (Call 01/19/22)(b)	200	198,982
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 07/15/19)(b)	325	264,885
Express Scripts Holding Co. 2.60%, 11/30/20	75	74,621
3.00%, 07/15/23 (Call 05/15/23)	125	123,788
3.05%, 11/30/22 (Call 10/30/22)	422	421,202
3.30%, 02/25/21 (Call 01/25/21)	35	35,241
3.90%, 02/15/22	66	67,544
4.75%, 11/15/21	300	313,017
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	250	250,080
3.38%, 05/15/23	275	280,703
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	318	319,062
2.88%, 06/01/22 (Call 05/01/22)	400	401,372
3.13%, 05/14/21	250	252,392
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 05/01/19)	200	206,164
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)	791	779,641
1.95%, 11/10/20	103	102,364
2.05%, 03/01/23 (Call 01/01/23)	115	113,104
2.25%, 03/03/22 (Call 02/03/22)	78	77,525
2.45%, 12/05/21	10	9,984
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	250	246,787
2.85%, 03/15/23 (Call 12/15/22)	200	197,608

Security	Par (000)	Value

Pharmaceuticals (continued)
3.65%, 11/30/20	$250	$253,107
Mead Johnson Nutrition Co., 3.00%, 11/15/20	255	255,885
Merck & Co. Inc. 2.35%, 02/10/22	285	283,814
2.40%, 09/15/22 (Call 03/15/22)	175	174,454
2.80%, 05/18/23	620	624,762
2.90%, 03/07/24 (Call 02/07/24)	150	151,905
3.88%, 01/15/21 (Call 10/15/20)	245	249,880
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	250	254,480
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	735	735,132
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	1,030	1,024,170
2.40%, 09/21/22	175	173,799
Owens & Minor Inc., 3.88%, 09/15/21	75	61,244
Pfizer Inc. 1.95%, 06/03/21	275	272,167
2.20%, 12/15/21	279	276,846
2.80%, 03/11/22	110	110,771
2.95%, 03/15/24 (Call 02/15/24)	655	662,415
3.00%, 09/15/21	275	278,292
3.00%, 06/15/23	25	25,341
3.20%, 09/15/23 (Call 08/15/23)	300	306,585
Sanofi 3.38%, 06/19/23 (Call 05/19/23)	250	255,785
4.00%, 03/29/21	637	653,008
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	1,855	1,833,055
Takeda Pharmaceutical Co. Ltd. 3.80%, 11/26/20(b)	500	507,060
4.40%, 11/26/23 (Call 10/26/23)(b)	1,035	1,087,257
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	108	101,381
Series 2, 3.65%, 11/10/21	250	246,142
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	250	246,295
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21	1,085	1,041,068
2.80%, 07/21/23	576	523,319
Zoetis Inc. 3.25%, 08/20/21	95	95,906
3.25%, 02/01/23 (Call 11/01/22)	350	353,003
3.45%, 11/13/20 (Call 10/13/20)	185	186,757

		35,867,489

Pipelines — 0.8%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/19)(b)	100	96,310
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	47	47,539
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/19)(b)	200	202,934
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	54	53,354
Buckeye Partners LP 4.15%, 07/01/23 (Call 04/01/23)	200	203,980
4.88%, 02/01/21 (Call 11/01/20)	100	102,444
6.38%, 01/22/78 (Call 01/22/23)(g)	100	92,048
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	400	401,680
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 04/01/20)	275	282,551

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	$125	$125,356
4.75%, 09/30/21 (Call 06/30/21)(b)	200	204,492
4.95%, 04/01/22 (Call 01/01/22)	100	103,000
5.85%, 05/21/43 (Call 05/21/23)(b)(g)	78	72,702
Enbridge Energy Partners LP, 4.38%, 10/15/20 (Call 09/15/20)	435	443,478
Enbridge Inc. 2.90%, 07/15/22 (Call 06/15/22)	205	204,360
4.00%, 10/01/23 (Call 07/01/23)	260	268,921
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	200	201,256
4.15%, 10/01/20 (Call 08/01/20)	445	451,711
4.25%, 03/15/23 (Call 12/15/22)	500	512,955
4.50%, 04/15/24 (Call 03/15/24)	250	261,160
4.65%, 06/01/21 (Call 03/01/21)	175	180,253
5.20%, 02/01/22 (Call 11/01/21)	125	131,321
5.88%, 01/15/24 (Call 10/15/23)	275	300,140
7.50%, 10/15/20	150	159,522
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	500	515,550
Energy Transfer Partners LP/Regency Energy Finance Corp. 5.75%, 09/01/20 (Call 06/01/20)	250	257,555
5.88%, 03/01/22 (Call 01/01/22)	460	491,225
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	150	149,244
Enterprise Products Operating LLC 2.85%, 04/15/21 (Call 03/15/21)	485	485,131
3.35%, 03/15/23 (Call 12/15/22)	200	202,660
3.50%, 02/01/22	265	269,319
4.05%, 02/15/22	125	128,858
5.20%, 09/01/20	110	113,540
Series D, 4.88%, 08/16/77 (Call 08/16/22)(g)	250	238,902
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	300	305,613
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 05/15/19)	100	101,250
6.75%, 08/01/22 (Call 08/01/19)	225	228,773
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	100	101,035
3.50%, 03/01/21 (Call 01/01/21)	702	708,690
3.50%, 09/01/23 (Call 06/01/23)	50	50,627
3.95%, 09/01/22 (Call 06/01/22)	175	180,091
4.15%, 02/01/24 (Call 11/01/23)	25	25,920
5.00%, 10/01/21 (Call 07/01/21)	340	354,338
5.30%, 09/15/20	75	77,375
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)	645	646,574
5.63%, 11/15/23 (Call 08/15/23)(b)	250	273,222
Magellan Midstream Partners LP, 4.25%, 02/01/21	50	51,201
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 05/31/19)	95	93,102
Midwest Connector Capital Co. LLC 3.63%, 04/01/22 (Call 03/01/22)(b)	250	253,392
3.90%, 04/01/24 (Call 03/01/24)(b)	250	255,382
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	175	176,144
4.50%, 07/15/23 (Call 04/15/23)	360	377,388
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	165	168,965

Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP 4.75%, 02/01/22 (Call 11/01/21)	$75	$75,722
4.80%, 09/01/20	100	101,257
6.75%, 02/01/21	75	78,188
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	351	360,744
ONEOK Partners LP, 3.38%, 10/01/22 (Call 04/01/22)	595	599,689
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/19)	135	137,979
Plains All American Pipeline LP/PAA Finance Corp. 3.65%, 06/01/22 (Call 03/01/22)	118	119,179
3.85%, 10/15/23 (Call 07/15/23)	200	202,700
5.00%, 02/01/21 (Call 11/01/20)	155	159,337
Sabine Pass Liquefaction LLC 5.63%, 02/01/21 (Call 11/01/20)	600	622,350
5.63%, 04/15/23 (Call 01/15/23)	350	377,611
6.25%, 03/15/22 (Call 12/15/21)	405	435,808
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 07/15/22 (Call 07/15/19)	125	123,874
5.63%, 11/15/23 (Call 05/15/19)	100	94,976
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	175	179,867
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22 (Call 08/15/19)	75	74,251
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	285	292,219
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(b)	150	151,968
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/15/19)	150	150,023
5.25%, 05/01/23 (Call 11/01/19)	175	177,742
6.75%, 03/15/24 (Call 09/15/19)	135	141,105
TransCanada PipeLines Ltd. 2.50%, 08/01/22	192	189,537
3.75%, 10/16/23 (Call 07/16/23)	75	76,949
3.80%, 10/01/20	250	253,780
Western Midstream Operating LP 4.00%, 07/01/22 (Call 04/01/22)	350	357,178
5.38%, 06/01/21 (Call 03/01/21)	50	51,964
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	200	201,582
3.60%, 03/15/22 (Call 01/15/22)	549	557,098
3.70%, 01/15/23 (Call 10/15/22)	150	152,681
4.00%, 11/15/21 (Call 08/15/21)	110	112,768
7.88%, 09/01/21	825	911,963

		19,906,622

Real Estate — 0.8%
Agile Group Holdings Ltd. 8.50%, 07/18/21 (Call 07/18/20)(d)	400	424,060
9.00%, 05/21/20 (Call 05/21/19)(d)	200	206,142
Alpha Star Holding III Ltd., 6.25%, 04/20/22(d)	400	381,372
Central Plaza Development Ltd., 3.88%, 01/30/21(d)	400	398,388
CFLD Cayman Investment Ltd. 6.50%, 12/21/20(d)	200	200,518
8.63%, 02/28/21(d)	400	412,060
China Aoyuan Group Ltd., 7.95%, 09/07/21 (Call 09/07/20)(d)	200	206,922
China Evergrande Group 6.25%, 06/28/21(d)	211	201,186
7.50%, 06/28/23 (Call 06/28/20)(d)	420	384,959

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
8.25%, 03/23/22 (Call 03/23/20)(d)	$800	$769,288
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20(d)	100	103,150
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(d)	800	814,144
China SCE Group Holdings Ltd., 5.88%, 03/10/22 (Call 03/10/20)(d)	600	585,798
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22 (Call 01/23/20)(d)	400	391,888
Country Garden Holdings Co. Ltd. 4.75%, 07/25/22 (Call 07/25/20)(d)	300	295,206
4.75%, 01/17/23 (Call 01/17/21)(d)	200	194,444
4.75%, 09/28/23 (Call 09/28/20)(d)	200	193,086
7.25%, 04/04/21 (Call 10/04/19)(d)	200	204,000
8.00%, 01/27/24 (Call 09/27/21)(d)	400	432,640
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/22(d)	200	196,074
Easy Tactic Ltd. 5.75%, 01/13/22 (Call 01/13/20)(d)	200	195,600
5.88%, 02/13/23 (Call 11/17/20)(d)	200	191,764
7.00%, 04/25/21 (Call 04/25/20)(d)	200	202,168
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(d)	700	617,120
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21 (Call 10/04/19)(d)	200	180,986
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(b)	30	30,866
Franshion Brilliant Ltd. 4.00%, (Call 01/03/23)(d)(f)(g)	200	191,674
5.75%, (Call 01/17/22)(d)(f)(g)	200	191,152
Greenland Global Investment Ltd., 7.46%, 09/26/21, (3 mo. LIBOR US + 4.85%)(a)(d)	200	201,948
Greentown China Holdings Ltd., 5.88%, 08/11/20 (Call 08/11/19)(d)	400	403,988
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(d)	400	416,648
Kaisa Group Holdings Ltd., 8.50%, 06/30/22 (Call 06/30/20)(d)	450	413,140
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)	145	146,346
KWG Group Holdings Ltd., 6.00%, 09/15/22 (Call 03/15/20)(d)	200	197,078
Leading Affluence Ltd., 4.50%, 01/24/23(d)	200	202,210
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	198,756
New Metro Global Ltd., 6.50%, 04/23/21 (Call 04/23/20)(d)	200	201,450
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	150	157,116
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	750	757,260
Poly Real Estate Finance Ltd., 3.95%, 02/05/23(d)	400	400,256
Qatari Diar Finance Co., 5.00%, 07/21/20(b)	300	306,837
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(b)(c)	125	119,183
5.25%, 12/01/21 (Call 12/01/19)(b)	180	181,800
Scenery Journey Ltd. 9.00%, 03/06/21(d)	400	400,172
13.00%, 11/06/22 (Call 11/06/20)(d)	200	215,262
13.75%, 11/06/23 (Call 11/06/21)(d)	400	430,340
Shimao Property Holdings Ltd. 6.13%, 02/21/24 (Call 02/21/22)(d)	400	412,808
6.38%, 10/15/21 (Call 10/15/20)(d)	400	417,240
Shui On Development Holding Ltd. 5.70%, 02/06/21(d)	200	201,746
6.40%, (Call 06/15/22)(d)(f)(g)	200	197,578
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(d)	250	247,902

Security	Par (000)	Value

Real Estate (continued)
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	$500	$510,975
Sino-Ocean Land Treasure IV Ltd. 4.88%, 07/31/21, (3 mo. LIBOR US +2.3%)(a)(d)	400	404,668
5.25%, 04/30/22 (Call 04/01/22)(d)	200	205,128
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(d)	400	407,564
Sunac China Holdings Ltd. 7.35%, 07/19/21 (Call 07/19/20)(d)	400	407,944
7.88%, 02/15/22 (Call 02/15/21)(d)	200	204,442
7.95%, 08/08/22 (Call 08/08/20)(d)	200	204,528
8.38%, 01/15/21(d)	200	207,044
Times China Holdings Ltd., 6.25%, 01/17/21 (Call 01/31/20)(d)	600	600,234
Vanke Real Estate Hong Kong Co. Ltd. 4.15%, 04/18/23(d)	400	404,104
5.35%, 03/11/24(d)	200	212,426
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	203,290
Yuzhou Properties Co. Ltd. 7.90%, 05/11/21 (Call 05/11/20)(d)	200	205,750
8.50%, 02/04/23 (Call 02/04/22)(d)	200	207,260
8.63%, 01/23/22(d)	200	208,958

		20,218,034

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc. 3.90%, 06/15/23 (Call 03/15/23)	42	43,446
4.00%, 01/15/24 (Call 12/15/23)	250	260,622
4.60%, 04/01/22 (Call 01/01/22)	150	156,747
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	25	25,107
American Tower Corp. 2.25%, 01/15/22	387	381,187
2.80%, 06/01/20 (Call 05/01/20)	300	299,925
3.00%, 06/15/23	250	249,325
3.30%, 02/15/21 (Call 01/15/21)	260	261,885
3.45%, 09/15/21	25	25,338
3.50%, 01/31/23	350	355,376
4.70%, 03/15/22	250	263,290
5.90%, 11/01/21	50	53,672
AvalonBay Communities Inc. 3.63%, 10/01/20 (Call 07/01/20)	25	25,277
4.20%, 12/15/23 (Call 09/16/23)	25	26,303
Boston Properties LP 3.13%, 09/01/23 (Call 06/01/23)	75	75,641
3.85%, 02/01/23 (Call 11/01/22)	475	489,364
4.13%, 05/15/21 (Call 02/15/21)	190	194,410
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	250	247,385
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(c)	125	90,441
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	290	297,581
CoreCivic Inc. 4.13%, 04/01/20 (Call 01/01/20)	100	100,436
4.63%, 05/01/23 (Call 02/01/23)	75	72,908
5.00%, 10/15/22 (Call 07/15/22)	70	70,015
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)	235	235,268
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	325	320,430
3.15%, 07/15/23 (Call 06/15/23)	250	250,090
3.40%, 02/15/21 (Call 01/15/21)	275	277,365

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 04/15/22	$325	$342,602
5.25%, 01/15/23	460	493,879
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	175	179,436
Digital Realty Trust LP 3.40%, 10/01/20 (Call 09/01/20)	190	191,453
3.63%, 10/01/22 (Call 07/01/22)	300	303,930
3.95%, 07/01/22 (Call 05/01/22)	55	56,473
5.25%, 03/15/21 (Call 12/15/20)	50	51,768
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	75	77,939
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	285	303,448
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/20)	205	210,451
5.38%, 04/01/23 (Call 04/01/20)	244	249,131
ERP Operating LP 3.00%, 04/15/23 (Call 01/15/23)	75	75,841
4.63%, 12/15/21 (Call 09/15/21)	499	520,677
4.75%, 07/15/20 (Call 04/15/20)	233	237,420
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	250	250,175
GEO Group Inc. (The) 5.13%, 04/01/23 (Call 04/01/20)	75	70,072
5.88%, 01/15/22 (Call 01/15/20)	73	71,990
GLP Capital LP/GLP Financing II Inc. 4.38%, 04/15/21	140	142,471
4.88%, 11/01/20 (Call 08/01/20)	570	580,442
HCP Inc., 4.00%, 12/01/22 (Call 10/01/22)	575	592,273
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	50	49,508
Hospitality Properties Trust 4.25%, 02/15/21 (Call 11/15/20)	50	50,542
5.00%, 08/15/22 (Call 02/15/22)	385	400,223
Host Hotels & Resorts LP 5.25%, 03/15/22 (Call 12/15/21)	100	104,667
Series C, 4.75%, 03/01/23 (Call 12/01/22)	250	261,935
Series D, 3.75%, 10/15/23 (Call 07/15/22)	44	43,952
Iron Mountain Inc. 4.38%, 06/01/21 (Call 06/01/19)(b)	100	100,760
6.00%, 08/15/23 (Call 08/15/19)	150	154,072
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)	95	95,916
5.25%, 09/15/22 (Call 09/15/19)	100	100,586
6.00%, 04/01/22 (Call 04/01/20)	100	102,343
6.50%, 07/01/21 (Call 07/01/19)	100	102,012
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	20	20,412
Kimco Realty Corp. 2.70%, 03/01/24 (Call 01/01/24)	123	119,673
3.20%, 05/01/21 (Call 03/01/21)	325	326,524
3.40%, 11/01/22 (Call 09/01/22)	50	50,416
Liberty Property LP 4.13%, 06/15/22 (Call 03/15/22)	25	25,770
4.40%, 02/15/24 (Call 11/15/23)	150	157,425
Mack-Cali Realty LP 3.15%, 05/15/23 (Call 02/15/23)	75	69,120
4.50%, 04/18/22 (Call 01/18/22)	100	97,699
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 03/01/20)	150	157,933
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	25	25,602

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)	$125	$125,370
4.15%, 02/01/22 (Call 12/01/21)	75	75,385
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	82	83,808
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	385	380,988
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	25	25,092
Realty Income Corp. 3.25%, 10/15/22 (Call 07/15/22)	610	619,126
4.65%, 08/01/23 (Call 05/01/23)	70	74,975
RHP Hotel Properties LP/RHP Finance Corp. 5.00%, 04/15/21 (Call 05/31/19)	100	100,266
5.00%, 04/15/23 (Call 04/15/20)	100	101,987
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 02/01/20)	530	536,280
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)	200	201,464
4.88%, 07/15/22 (Call 07/15/19)	175	177,408
Simon Property Group LP 2.35%, 01/30/22 (Call 10/30/21)	50	49,546
2.50%, 07/15/21 (Call 04/15/21)	350	348,873
2.63%, 06/15/22 (Call 03/15/22)	450	448,119
2.75%, 02/01/23 (Call 12/01/22)	70	70,054
2.75%, 06/01/23 (Call 03/01/23)	50	49,887
3.38%, 03/15/22 (Call 12/15/21)	75	76,274
4.13%, 12/01/21 (Call 09/01/21)	435	449,198
4.38%, 03/01/21 (Call 12/01/20)	452	464,435
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	83	82,921
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)	130	129,424
5.00%, 12/15/21 (Call 09/15/21)	200	204,612
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 04/15/20)(b)	125	120,680
8.25%, 10/15/23 (Call 04/15/20)	270	252,310
Ventas Realty LP 3.10%, 01/15/23 (Call 12/15/22)	200	200,208
3.13%, 06/15/23 (Call 03/15/23)	160	160,554
Ventas Realty LP/Ventas Capital Corp. 3.25%, 08/15/22 (Call 05/15/22)	394	396,837
4.25%, 03/01/22 (Call 12/01/21)	330	340,378
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	135	137,362
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)	125	136,920
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Call 09/05/20)(b)	200	200,954
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	50	50,228
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	120	122,479
3.95%, 09/01/23 (Call 08/01/23)	250	259,147
4.50%, 01/15/24 (Call 10/15/23)	93	98,193
5.25%, 01/15/22 (Call 10/15/21)	205	216,252
Weyerhaeuser Co., 4.63%, 09/15/23	50	52,933
Yuexiu REIT MTN Co. Ltd., 4.75%, 04/27/21(d)	200	203,916

		20,592,638

Retail — 0.7%
1011778 BC ULC/New Red Finance Inc., 4.63%, 01/15/22 (Call 10/01/19)(b)	325	326,355

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	$175	$172,714
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	45	45,014
AutoZone Inc. 2.88%, 01/15/23 (Call 10/15/22)	175	174,118
3.13%, 04/18/24 (Call 03/18/24)	300	300,303
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26(d)(g)	200	196,762
Beacon Roofing Supply Inc., 6.38%, 10/01/23 (Call 10/01/19)	50	52,053
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	55	57,444
Brinker International Inc., 3.88%, 05/15/23	23	22,409
Carrols Restaurant Group Inc., 8.00%, 05/01/22 (Call 05/01/19)	82	83,886
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	85	88,924
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 02/15/20)	75	75,563
Conn’s Inc., 7.25%, 07/15/22 (Call 07/15/19)	75	74,944
Costco Wholesale Corp. 2.15%, 05/18/21 (Call 04/18/21)	89	88,438
2.25%, 02/15/22	50	49,627
2.30%, 05/18/22 (Call 04/18/22)	418	415,220
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	280	281,280
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	225	228,654
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/19)(b)(c)	100	101,425
Family Dollar Stores Inc., 5.00%, 02/01/21	25	25,754
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 05/01/19)(c)	125	111,599
6.75%, 01/15/22 (Call 11/15/19)(c)	125	111,147
6.75%, 06/15/23 (Call 06/15/19)(c)	100	88,508
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.63%, 06/15/20 (Call 05/31/19)	55	41,086
8.63%, 06/15/20 (Call 05/31/19)(c)	50	37,081
GameStop Corp., 6.75%, 03/15/21 (Call 03/15/20)(b)	125	125,060
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	305	317,557
Group 1 Automotive Inc. 5.00%, 06/01/22 (Call 06/01/19)	150	151,881
5.25%, 12/15/23 (Call 12/15/19)(b)	75	76,906
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21 (Call 03/15/20)(b)	150	145,977
Home Depot Inc. (The) 1.80%, 06/05/20	50	49,627
2.00%, 04/01/21 (Call 03/01/21)	670	663,843
2.63%, 06/01/22 (Call 05/01/22)	550	550,759
2.70%, 04/01/23 (Call 01/01/23)	175	175,359
3.25%, 03/01/22	85	86,577
4.40%, 04/01/21 (Call 01/01/21)	60	61,835
Hot Topic Inc., 9.25%, 06/15/21 (Call 06/15/19)(b)	37	37,015
J Crew Brand LLC/J Crew Brand Corp., 13.00%, 09/15/21(b)	50	53,238
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 07/01/19)(b)	125	106,886
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	75	77,522
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	140	139,265
L Brands Inc. 5.63%, 02/15/22	250	259,760
5.63%, 10/15/23	125	129,206
6.63%, 04/01/21	250	262,835
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	225	226,849

Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)(c)	$148	$144,056
3.45%, 01/15/21 (Call 12/15/20)	50	50,298
3.88%, 01/15/22 (Call 10/15/21)	460	464,085
McDonald’s Corp. 2.20%, 05/26/20 (Call 04/26/20)	150	149,236
2.63%, 01/15/22	522	521,196
2.75%, 12/09/20 (Call 11/09/20)	643	643,669
3.35%, 04/01/23 (Call 03/01/23)	340	346,409
3.50%, 07/15/20	10	10,102
3.63%, 05/20/21	100	101,918
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 07/01/19)(c)	95	93,101
Michaels Stores Inc., 5.88%, 12/15/20 (Call 05/31/19)(b)	125	125,267
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 10/15/19)(b)	125	71,409
Nordstrom Inc., 4.75%, 05/01/20	165	167,968
O’Reilly Automotive Inc., 4.88%, 01/14/21 (Call 10/14/20)	25	25,763
Party City Holdings Inc., 6.13%, 08/15/23 (Call 08/15/19)(b)(c)	100	101,483
Penske Automotive Group Inc. 3.75%, 08/15/20	75	75,247
5.75%, 10/01/22 (Call 10/01/19)	150	152,649
PetSmart Inc., 7.13%, 03/15/23 (Call 03/15/20)(b)	425	377,574
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 05/15/19)(b)(c)	75	74,930
QVC Inc. 4.38%, 03/15/23	235	237,155
4.85%, 04/01/24	150	153,229
5.13%, 07/02/22	375	391,361
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 01/01/20)(b)	69	71,243
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(b)	400	339,932
Sally Holdings LLC/Sally Capital Inc., 5.50%, 11/01/23 (Call 11/01/19)	50	50,588
Sonic Automotive Inc., 5.00%, 05/15/23 (Call 05/15/19)	50	49,415
Starbucks Corp. 2.10%, 02/04/21 (Call 01/04/21)	650	643,870
2.20%, 11/22/20	180	178,754
2.70%, 06/15/22 (Call 04/15/22)	35	34,922
3.10%, 03/01/23 (Call 02/01/23)	350	353,248
Target Corp. 2.90%, 01/15/22	310	313,357
3.88%, 07/15/20	186	189,008
TJX Companies Inc. (The) 2.50%, 05/15/23 (Call 02/15/23)	32	31,878
2.75%, 06/15/21 (Call 04/15/21)	100	100,392
Walgreen Co., 3.10%, 09/15/22	150	150,066
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	450	453,676
Walmart Inc. 1.90%, 12/15/20	350	346,748
2.35%, 12/15/22 (Call 11/15/22)	130	128,866
2.55%, 04/11/23 (Call 01/11/23)	145	144,388
3.13%, 06/23/21	540	546,685
3.25%, 10/25/20	145	146,641
3.40%, 06/26/23 (Call 05/26/23)	1,185	1,217,599
3.63%, 07/08/20	310	314,197

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc. 3.75%, 11/01/21 (Call 08/01/21)	$100	$100,220
3.88%, 11/01/20 (Call 08/01/20)	100	100,411
3.88%, 11/01/23 (Call 08/01/23)	100	99,798

		17,532,272

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	50	55,274
Nationwide Building Society 3.62%, 04/26/23 (Call 04/26/22)(b)(g)	200	201,254
3.77%, 03/08/24 (Call 03/08/23)(b)(g)	300	301,302
4.36%, 08/01/24 (Call 08/01/23)(b)(g)	200	205,262
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	117	118,587

		881,679

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	164,237
Analog Devices Inc., 2.95%, 01/12/21	230	230,577
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)	200	200,000
4.30%, 06/15/21	290	300,408
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	360	354,755
2.65%, 01/15/23 (Call 12/15/22)	425	413,342
3.00%, 01/15/22 (Call 12/15/21)	1,010	1,003,940
3.63%, 01/15/24 (Call 11/15/23)	525	521,194
Broadcom Inc. 3.13%, 04/15/21(b)	210	209,937
3.13%, 10/15/22(b)	250	248,655
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	195	191,658
1.85%, 05/11/20	200	198,552
2.35%, 05/11/22 (Call 04/11/22)	129	128,314
2.45%, 07/29/20	925	924,130
2.70%, 12/15/22	200	200,636
3.10%, 07/29/22	60	60,981
3.30%, 10/01/21	570	580,123
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	65	66,792
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	230	230,191
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	50	51,174
Microchip Technology Inc. 3.92%, 06/01/21(b)	360	365,029
4.33%, 06/01/23 (Call 05/01/23)(b)	475	487,797
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	310	319,483
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	462	456,608
NXP BV/NXP Funding LLC 3.88%, 09/01/22(b)	200	203,838
4.13%, 06/01/21(b)	200	203,994
4.63%, 06/15/22(b)	400	415,848
4.63%, 06/01/23(b)	225	234,736
QUALCOMM Inc. 2.25%, 05/20/20	450	448,101
2.60%, 01/30/23 (Call 12/30/22)	100	99,156
3.00%, 05/20/22	1,000	1,006,970
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	15	15,050

		10,536,206

Security	Par (000)	Value

Software — 0.6%
Activision Blizzard Inc. 2.30%, 09/15/21 (Call 08/15/21)	$25	$24,665
2.60%, 06/15/22 (Call 05/15/22)	25	24,797
Blackboard Inc., 9.75%, 10/15/21 (Call 10/15/19)(b)(c)	25	23,809
CA Inc. 3.60%, 08/01/20 (Call 07/01/20)	100	100,388
3.60%, 08/15/22 (Call 07/15/22)	331	332,873
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	175	177,601
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	175	172,832
3.63%, 10/15/20 (Call 09/15/20)	450	454,648
4.50%, 10/15/22 (Call 08/15/22)	50	52,397
First Data Corp., 5.38%, 08/15/23 (Call 08/15/19)(b)	275	281,179
Fiserv Inc. 2.70%, 06/01/20 (Call 05/01/20)	225	224,606
3.50%, 10/01/22 (Call 07/01/22)	200	203,690
3.80%, 10/01/23 (Call 09/01/23)	500	515,730
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK), 7.13%, 05/01/21 (Call 05/01/19)(b)(e)	200	200,490
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/19)	400	407,048
Informatica LLC, 7.13%, 07/15/23 (Call 07/15/19)(b)	150	153,357
IQVIA Inc., 4.88%, 05/15/23 (Call 05/15/19)(b)	225	228,312
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)	1,333	1,306,020
2.00%, 11/03/20 (Call 10/03/20)	690	685,446
2.00%, 08/08/23 (Call 06/08/23)	550	537,130
2.13%, 11/15/22	235	232,323
2.38%, 02/12/22 (Call 01/12/22)	325	324,188
2.40%, 02/06/22 (Call 01/06/22)	405	404,392
2.65%, 11/03/22 (Call 09/03/22)	155	155,849
2.88%, 02/06/24 (Call 12/06/23)	650	656,331
3.00%, 10/01/20	125	125,991
3.63%, 12/15/23 (Call 09/15/23)	225	234,437
4.00%, 02/08/21	20	20,582
Open Text Corp., 5.63%, 01/15/23 (Call 01/15/20)(b)	200	205,060
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	1,070	1,052,302
2.50%, 05/15/22 (Call 03/15/22)	1,675	1,665,687
2.50%, 10/15/22	580	576,149
2.63%, 02/15/23 (Call 01/15/23)	400	398,096
2.80%, 07/08/21	285	286,317
3.88%, 07/15/20	200	203,270
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/01/20)(b)	100	69,175
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	85	86,758
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/30/19)(b)	75	78,006
TIBCO Software Inc., 11.38%, 12/01/21 (Call 12/01/19)(b)	125	133,039
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 02/01/23 (Call 02/01/20)(b)	200	194,800
10.50%, 02/01/24 (Call 02/01/20)(b)	200	182,306
VMware Inc. 2.30%, 08/21/20	115	114,218
2.95%, 08/21/22 (Call 07/21/22)	750	746,257

		14,252,551

Storage & Warehousing — 0.0%
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(b)	200	205,108

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 1.2%
America Movil SAB de CV, 3.13%, 07/16/22	$450	$452,286
Anixter Inc. 5.13%, 10/01/21	100	103,325
5.50%, 03/01/23	100	105,198
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	555	553,424
2.63%, 12/01/22 (Call 09/01/22)	25	24,797
2.80%, 02/17/21 (Call 01/17/21)	395	395,217
3.00%, 02/15/22	420	422,205
3.00%, 06/30/22 (Call 04/30/22)	630	632,199
3.20%, 03/01/22 (Call 02/01/22)	575	580,842
3.60%, 02/17/23 (Call 12/17/22)	420	429,442
3.80%, 03/15/22	710	728,716
3.80%, 03/01/24 (Call 01/01/24)	250	257,792
3.88%, 08/15/21	952	974,163
4.45%, 05/15/21	156	161,160
4.60%, 02/15/21 (Call 11/15/20)	50	51,398
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23(d)	200	206,574
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	209,744
CenturyLink Inc.
Series S, 6.45%, 06/15/21	360	375,905
Series T, 5.80%, 03/15/22	325	334,402
Series W, 6.75%, 12/01/23(c)	175	186,002
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)	790	777,423
2.20%, 02/28/21	1,085	1,078,512
2.20%, 09/20/23 (Call 07/20/23)	50	49,270
2.45%, 06/15/20	535	534,711
2.90%, 03/04/21	85	85,583
3.00%, 06/15/22	150	152,022
Cogent Communications Finance Inc., 5.63%, 04/15/21 (Call 04/15/20)(b)	25	25,348
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/19)(d)	200	203,018
CommScope Inc. 5.00%, 06/15/21 (Call 06/15/19)(b)	210	210,263
5.50%, 03/01/24 (Call 03/01/21)(b)	335	349,355
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/19)	150	142,268
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	50	50,226
Deutsche Telekom International Finance BV 1.95%, 09/19/21 (Call 08/19/21)(b)	250	244,715
2.49%, 09/19/23 (Call 07/19/23)(b)	200	194,728
2.82%, 01/19/22 (Call 12/19/21)(b)	150	149,691
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(d)	205	134,624
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(d)	195	76,458
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(b)	200	199,262
Digicel Ltd. 6.00%, 04/15/21 (Call 05/30/19)(c)(d)	200	176,376
6.75%, 03/01/23 (Call 03/01/20)(d)	800	566,144
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(b)	200	217,528
Frontier Communications Corp. 6.25%, 09/15/21 (Call 06/15/21)	50	38,968
7.13%, 01/15/23	200	124,746
7.63%, 04/15/24	150	82,815
8.75%, 04/15/22	125	87,004
10.50%, 09/15/22 (Call 06/15/22)	550	400,807

Security	Par (000)	Value

Telecommunications (continued)
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc. 9.88%, 05/01/24 (Call 05/01/21)(b)	$215	$219,745
12.50%, 07/01/22 (Call 07/01/19)(b)	166	178,335
GTH Finance BV 6.25%, 04/26/20 (Call 01/26/20)(d)	200	203,404
7.25%, 04/26/23 (Call 01/26/23)(d)	200	217,084
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(b)	125	107,685
Hughes Satellite Systems Corp., 7.63%, 06/15/21	225	240,930
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/15/19)(b)	300	303,003
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(b)	300	278,535
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 08/01/19)	465	420,825
8.00%, 02/15/24 (Call 02/15/20)(b)	300	313,002
9.50%, 09/30/22(b)	150	173,690
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/19)	225	170,174
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(b)	85	93,801
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	25	25,111
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(b)(g)	200	211,648
Level 3 Financing Inc. 5.13%, 05/01/23 (Call 05/01/19)	170	171,608
5.38%, 08/15/22 (Call 08/15/19)	220	220,942
5.38%, 01/15/24 (Call 01/15/20)	200	203,000
5.63%, 02/01/23 (Call 02/01/20)	121	122,260
6.13%, 01/15/21 (Call 05/31/19)	150	150,771
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 12/01/19)	175	176,657
Motorola Solutions Inc. 3.50%, 09/01/21	75	75,905
3.50%, 03/01/23	70	70,369
3.75%, 05/15/22	213	217,869
Nokia OYJ, 3.38%, 06/12/22	125	124,830
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	400	399,656
Orange SA, 4.13%, 09/14/21	185	191,186
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(d)	200	202,116
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/19)(b)	100	101,008
Proven Glory Capital Ltd., 3.25%, 02/21/22(d)	200	198,234
Qwest Corp., 6.75%, 12/01/21	225	239,728
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	200	200,438
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 08/01/19)(b)	200	208,632
Sprint Communications Inc. 6.00%, 11/15/22	625	628,775
7.00%, 08/15/20	350	363,555
9.25%, 04/15/22	25	29,025
11.50%, 11/15/21	225	258,840
Sprint Corp. 7.25%, 09/15/21	535	560,568
7.88%, 09/15/23	1,025	1,067,865
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)	391	390,160
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	275	279,752
Telefonica Emisiones SA, 5.46%, 02/16/21	530	553,368
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	275	279,034
6.00%, 03/01/23 (Call 09/01/19)	150	154,305
6.00%, 04/15/24 (Call 04/15/20)	222	231,901
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/19)(b)	75	73,367

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
VEON Holdings BV, 3.95%, 06/16/21 (Call 03/16/21)(d)	$450	$448,843
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	140	138,851
2.95%, 03/15/22	1,863	1,874,811
3.13%, 03/16/22	333	336,829
3.45%, 03/15/21	277	280,731
3.50%, 11/01/21	227	232,339
4.60%, 04/01/21	90	93,193
5.15%, 09/15/23	1,000	1,094,380
Vodafone Group PLC 2.50%, 09/26/22	165	163,574
2.95%, 02/19/23	550	548,757
3.75%, 01/16/24	375	381,439
WTT Investment Ltd./Hong Kong, 5.50%, 11/21/22 (Call 11/21/20)(b)	600	608,766
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 05/25/19)(b)(e)	95	98,040

		31,139,905

Textiles — 0.0%
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	350	351,141

Toys, Games & Hobbies — 0.0%
Mattel Inc. 2.35%, 08/15/21 (Call 07/15/21)	100	96,063
3.15%, 03/15/23 (Call 12/15/22)	81	74,362
4.35%, 10/01/20	100	100,708

		271,133

Transportation — 0.4%
AVIC International Finance & Investment Ltd., 4.38%, 05/23/21(d)	200	202,500
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	175	176,578
3.05%, 03/15/22 (Call 12/15/21)	100	101,069
3.05%, 09/01/22 (Call 06/01/22)	735	743,085
3.85%, 09/01/23 (Call 06/01/23)	25	26,125
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	50	50,121
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(d)	200	204,074
CSX Corp. 3.70%, 10/30/20 (Call 07/30/20)	275	278,061
4.25%, 06/01/21 (Call 03/01/21)	375	384,315
FedEx Corp. 2.63%, 08/01/22	380	377,104
3.40%, 01/14/22	25	25,369
4.00%, 01/15/24	70	73,551
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/19)(b)	200	200,772
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 05/31/19)	50	31,370
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 07/31/19)(b)(c)	100	97,126
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/15/19)(b)	160	134,021
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/20)(b)	160	104,400
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 05/26/19)(b)	100	100,206
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	62	62,143
3.00%, 04/01/22 (Call 01/01/22)	37	37,210
3.25%, 12/01/21 (Call 09/01/21)	1,104	1,114,687

Security	Par (000)	Value

Transportation (continued)
3.85%, 01/15/24 (Call 10/15/23)	$25	$25,970
Norfolk Southern Railway Co., 9.75%, 06/15/20	125	134,584
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(d)	400	410,508
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(d)	400	418,616
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	230	226,658
2.50%, 09/01/22 (Call 08/01/22)	25	24,579
3.40%, 03/01/23 (Call 02/01/23)	200	201,782
3.50%, 06/01/21	225	227,806
3.65%, 03/18/24 (Call 02/18/24)	30	30,689
3.75%, 06/09/23 (Call 05/09/23)	50	51,090
3.88%, 12/01/23 (Call 11/01/23)	275	282,232
SCF Capital Designated Activity Co., 5.38%, 06/16/23(d)	400	411,036
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(b)	175	174,468
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	196,764
Union Pacific Corp. 2.25%, 06/19/20 (Call 05/19/20)	100	99,610
2.95%, 03/01/22	65	65,422
2.95%, 01/15/23 (Call 10/15/22)	25	25,079
3.15%, 03/01/24 (Call 02/01/24)	304	308,034
3.20%, 06/08/21	100	101,114
3.50%, 06/08/23 (Call 05/08/23)	290	297,653
4.16%, 07/15/22 (Call 04/15/22)	409	425,053
United Parcel Service Inc. 2.05%, 04/01/21	450	445,693
2.35%, 05/16/22 (Call 04/16/22)	275	273,056
2.45%, 10/01/22	640	636,557
3.13%, 01/15/21	470	474,507
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 04/01/20)(b)	102	102,886
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/19)(b)	150	153,276
6.50%, 06/15/22 (Call 06/15/19)(b)	269	274,660

		11,023,269

Trucking & Leasing — 0.2%
Aviation Capital Group LLC 2.88%, 01/20/22 (Call 12/20/21)(b)	70	69,372
3.88%, 05/01/23 (Call 04/01/23)(b)	150	151,449
4.38%, 01/30/24 (Call 12/30/23)(b)	200	205,348
6.75%, 04/06/21(b)	250	266,627
Avolon Holdings Funding Ltd. 3.63%, 05/01/22 (Call 04/01/22)(b)	200	200,466
5.13%, 10/01/23 (Call 09/01/23)(b)	225	233,397
5.25%, 05/15/24 (Call 04/15/24)(b)	50	52,252
5.50%, 01/15/23 (Call 12/15/22)(b)	125	130,874
CMBLEMTN 1 Ltd., 2.63%, 11/29/19(d)	200	199,006
DAE Funding LLC 4.50%, 08/01/22 (Call 08/01/19)(c)(d)	275	278,437
5.75%, 11/15/23(d)	400	419,096
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/19)	200	203,186
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(b)	170	174,755
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	25	25,962
Park Aerospace Holdings Ltd. 3.63%, 03/15/21 (Call 02/15/21)(b)	75	75,059
4.50%, 03/15/23 (Call 02/15/23)(b)	275	278,201
5.25%, 08/15/22 (Call 07/15/22)(b)	470	489,317
5.50%, 02/15/24(b)	275	289,685

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.70%, 03/14/23 (Call 02/14/23)(b)	$300	$293,637
3.38%, 02/01/22 (Call 12/01/21)(b)	325	326,729
3.90%, 02/01/24 (Call 01/01/24)(b)	25	25,519
4.13%, 08/01/23 (Call 07/01/23)(b)	320	329,539
SMBC Aviation Capital Finance DAC 3.00%, 07/15/22 (Call 06/15/22)(b)	300	297,054
4.13%, 07/15/23 (Call 06/15/23)(b)	250	256,862

		5,271,829

Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(d)	150	95,253

Total Corporate Bonds & Notes — 35.9% (Cost: $923,298,052)		927,293,505

Foreign Government Obligations(n)

Argentina — 0.1%
Argentine Republic Government International Bond 4.63%, 01/11/23(c)	550	406,120
5.63%, 01/26/22	1,208	945,163
6.88%, 04/22/21	1,400	1,177,148
Provincia de Buenos Aires/Argentina 6.50%, 02/15/23(d)	300	217,596
9.95%, 06/09/21(d)	150	126,818
10.88%, 01/26/21(d)	133	117,931

		2,990,776

Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(d)	200	204,844

Bahrain — 0.1%
Bahrain Government International Bond 5.88%, 01/26/21(d)	200	203,278
6.13%, 07/05/22(b)	400	414,036
6.13%, 08/01/23(d)	600	625,668

		1,242,982

Belarus — 0.0%
Republic of Belarus International Bond, 6.88%, 02/28/23(d)	200	209,316

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(d)	200	201,470

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20(d)	200	206,534
Brazilian Government International Bond 2.63%, 01/05/23	1,000	968,260
4.88%, 01/22/21	400	412,020

		1,586,814

Canada — 0.7%
Canada Government International Bond, 2.00%, 11/15/22	350	346,752
Export Development Canada 1.38%, 10/21/21	300	293,142
1.50%, 05/26/21	300	294,897
1.75%, 07/21/20	570	565,600
2.00%, 11/30/20	495	492,060
2.00%, 05/17/22	325	321,880
2.50%, 01/24/23	400	402,184
2.63%, 02/21/24	1,000	1,011,150

Security	Par (000)	Value

Canada (continued)
Ontario Teachers’ Finance Trust 2.13%, 09/19/22(b)	$500	$494,120
2.75%, 04/16/21(b)	600	603,462
Province of Alberta Canada 2.20%, 07/26/22	379	375,881
2.95%, 01/23/24	500	508,880
3.35%, 11/01/23	500	517,240
Province of British Columbia Canada 2.00%, 10/23/22	720	710,150
2.65%, 09/22/21	290	291,624
Province of Manitoba Canada 2.05%, 11/30/20	440	437,276
2.10%, 09/06/22	320	315,984
2.13%, 05/04/22	175	173,226
Province of Ontario Canada 1.88%, 05/21/20	645	641,098
2.20%, 10/03/22	249	246,811
2.25%, 05/18/22	805	800,081
2.40%, 02/08/22	425	424,575
2.45%, 06/29/22	225	224,939
2.50%, 09/10/21	515	515,711
2.55%, 02/12/21	1,800	1,802,862
2.55%, 04/25/22	500	501,640
3.05%, 01/29/24	500	511,110
3.40%, 10/17/23	400	414,424
Province of Quebec Canada 2.38%, 01/31/22	775	774,101
2.50%, 04/09/24	500	499,795
2.63%, 02/13/23	285	286,431
2.75%, 08/25/21	275	277,073
3.50%, 07/29/20	1,059	1,072,333

		17,148,492

Chile — 0.0%
Chile Government International Bond 3.25%, 09/14/21	810	826,111
3.88%, 08/05/20	300	305,721

		1,131,832

China — 0.1%
China Government International Bond, 2.13%, 11/02/22(d)	800	785,896
Export-Import Bank of China (The) 2.00%, 04/26/21(d)	200	196,578
2.63%, 03/14/22(d)	600	595,278
2.75%, 11/28/22(d)	1,000	992,730

		2,570,482

Colombia — 0.1%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	500	489,990
4.38%, 07/12/21	850	874,676

		1,364,666

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(d)	400	384,148

Croatia — 0.1%
Croatia Government International Bond 5.50%, 04/04/23(d)	700	758,751
6.38%, 03/24/21(d)	900	953,712
6.63%, 07/14/20(d)	200	208,308

		1,920,771

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Denmark — 0.1%
Kommunekredit 1.63%, 06/12/20(d)	$500	$495,440
2.25%, 01/08/21(d)	600	598,194
2.25%, 11/16/22(d)	500	497,580

		1,591,214

Dominican Republic — 0.0%
Dominican Republic International Bond, 7.50%, 05/06/21(d)	600	620,178

Ecuador — 0.1%
Ecuador Government International Bond 8.75%, 06/02/23(d)	600	638,574
10.75%, 03/28/22(d)	650	730,269

		1,368,843

Egypt — 0.0%
Egypt Government International Bond 5.58%, 02/21/23(d)	200	198,286
6.13%, 01/31/22(d)	800	809,296

		1,007,582

El Salvador — 0.0%
El Salvador Government International Bond, 7.75%, 01/24/23(d)	400	422,480

Finland — 0.0%
Municipality Finance PLC 2.50%, 11/15/23(b)	500	501,600
2.88%, 03/07/23(b)	400	406,892

		908,492

France — 0.2%
Agence Francaise de Developpement 1.88%, 09/14/20(d)	800	793,112
2.75%, 01/22/22(d)	1,000	1,008,420
Caisse d’Amortissement de la Dette Sociale 1.88%, 02/12/22(b)	500	493,050
2.00%, 03/22/21(b)	1,250	1,240,437
SFIL SA, 2.00%, 06/30/20(d)	800	795,072
SNCF Reseau EPIC, 2.00%, 10/13/20(d)	700	694,624

		5,024,715

Germany — 0.1%
FMS Wertmanagement 1.38%, 06/08/21	500	489,990
1.75%, 05/15/20(d)	600	595,686
2.00%, 08/01/22	740	732,104
2.75%, 03/06/23	725	735,266
2.75%, 01/30/24	500	508,280

		3,061,326

Ghana — 0.0%
Ghana Government International Bond, 7.88%, 08/07/23(d)	200	210,274

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(d)	200	210,518

Honduras — 0.0%
Honduras Government International Bond, 8.75%, 12/16/20(d)	200	213,716

Security	Par (000)	Value

Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	$450	$485,995
5.75%, 11/22/23	1,000	1,109,830
6.38%, 03/29/21	820	873,505

		2,469,330

India — 0.0%
Export-Import Bank of India 3.13%, 07/20/21(d)	200	199,264
4.00%, 01/14/23(d)	600	609,774

		809,038

Indonesia — 0.2%
Indonesia Government International Bond 2.95%, 01/11/23	540	535,772
3.38%, 04/15/23(d)	646	649,314
3.70%, 01/08/22(d)	400	406,032
3.75%, 04/25/22(d)	450	457,119
4.88%, 05/05/21(d)	800	827,560
Perusahaan Penerbit SBSN Indonesia III 3.40%, 03/29/22(d)	1,100	1,104,532
3.75%, 03/01/23(d)	400	404,952

		4,385,281

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(d)	300	305,028

Israel — 0.0%
Israel Government International Bond, 4.00%, 06/30/22	700	729,225

Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	800	887,384

Japan — 0.3%
Development Bank of Japan Inc. 1.63%, 09/01/21(b)	250	244,612
2.50%, 10/18/22(d)	700	696,535
Japan Bank for International Cooperation 1.50%, 07/21/21	1,000	979,720
1.88%, 04/20/21	300	296,505
2.13%, 07/21/20	500	497,665
2.13%, 11/16/20	400	397,756
2.38%, 07/21/22	500	497,310
2.38%, 11/16/22	500	496,855
2.50%, 06/01/22	940	938,891
3.25%, 07/20/23	500	512,390
Japan Finance Organization for Municipalities 3.00%, 03/12/24(b)	500	506,545
3.38%, 09/27/23(b)	500	513,815
4.00%, 01/13/21	100	102,316

		6,680,915

Jersey — 0.1%
IDB Trust Services Ltd. 1.78%, 03/10/21(d)	500	490,070
2.26%, 12/07/21(d)	400	394,308
3.39%, 09/26/23(d)	500	511,130

		1,395,508

Kuwait — 0.0%
Kuwait International Government Bond, 2.75%, 03/20/22(d)	1,100	1,097,888

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lebanon — 0.1%
Lebanon Government International Bond 6.00%, 01/27/23(d)	$400	$346,224
6.10%, 10/04/22(d)	150	132,114
6.25%, 05/27/22	560	494,390
8.25%, 04/12/21(d)	400	387,028

		1,359,756

Lithuania — 0.0%
Lithuania Government International Bond 6.13%, 03/09/21(d)	600	635,376
6.63%, 02/01/22(d)	400	439,640

		1,075,016

Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 03/09/23(d)	1,000	940,830
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21(d)	200	196,774
Wakala Global Sukuk Bhd, 4.65%, 07/06/21(b)	250	259,640

		1,397,244

Mexico — 0.1%
Mexico Government International Bond 3.50%, 01/21/21	545	551,077
3.63%, 03/15/22	1,150	1,170,769
4.00%, 10/02/23	400	411,912

		2,133,758

Mongolia — 0.1%
Mongolia Government International Bond 5.13%, 12/05/22(d)	850	835,244
5.63%, 05/01/23(d)	400	394,728

		1,229,972

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(d)	620	634,620

Nigeria — 0.0%
Nigeria Government International Bond 6.38%, 07/12/23(d)	200	206,300
6.75%, 01/28/21(d)	690	711,666

		917,966

Norway — 0.1%
Kommunalbanken AS 1.63%, 02/10/21(b)	500	493,220
2.50%, 01/11/23(b)	450	451,832
2.88%, 06/14/21(b)	500	504,935
3.13%, 10/18/21(b)	500	508,550

		1,958,537

Oman — 0.0%
Oman Government International Bond 3.63%, 06/15/21(d)	200	195,272
3.88%, 03/08/22(d)	400	389,024
4.13%, 01/17/23(d)	500	483,840

		1,068,136

Pakistan — 0.0%
Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/21(d)	200	201,822
5.63%, 12/05/22(d)	400	402,536

		604,358

Paraguay — 0.0%
Paraguay Government International Bond, 4.63%, 01/25/23(d)	200	207,338

Security	Par (000)	Value

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22(d)	$500	$517,745
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(d)	400	399,772

		917,517

Philippines — 0.1%
Philippine Government International Bond, 4.00%, 01/15/21	1,520	1,552,209

Poland — 0.1%
Republic of Poland Government International Bond 3.00%, 03/17/23	700	707,112
5.00%, 03/23/22	1,275	1,355,414
5.13%, 04/21/21	500	524,215

		2,586,741

Qatar — 0.1%
Qatar Government International Bond 2.38%, 06/02/21(d)	800	790,832
3.38%, 03/14/24(b)	400	405,812
3.88%, 04/23/23(d)	400	413,328
4.50%, 01/20/22(b)	914	951,218
SoQ Sukuk A QSC, 3.24%, 01/18/23(d)	950	958,588

		3,519,778

Romania — 0.0%
Romanian Government International Bond 4.38%, 08/22/23(d)	100	103,987
4.88%, 01/22/24(d)	150	159,758
6.75%, 02/07/22(d)	700	765,513

		1,029,258

Russia — 0.1%
Russian Foreign Bond-Eurobond 4.50%, 04/04/22(d)	2,200	2,276,208
4.88%, 09/16/23(d)	400	422,664

		2,698,872

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 2.89%, 04/20/22(d)	2,000	1,998,460
Saudi Government International Bond 2.38%, 10/26/21(d)	1,800	1,774,116
2.88%, 03/04/23(d)	250	248,297

		4,020,873

Serbia — 0.0%
Serbia International Bond, 7.25%, 09/28/21(d)	600	653,424

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22	800	843,200
ZAR Sovereign Capital Fund Pty Ltd., 3.90%, 06/24/20(d)	200	200,016

		1,043,216

South Korea — 0.2%
Export-Import Bank of Korea 1.88%, 10/21/21	200	195,662
2.38%, 08/12/19	200	199,864
2.50%, 05/10/21	200	198,932
2.75%, 01/25/22	800	798,552
3.00%, 11/01/22	200	201,008
3.50%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)(c)	600	607,254
4.38%, 09/15/21	400	414,472
5.00%, 04/11/22	900	954,882
Korea Development Bank (The), 3.25%, 02/19/24	200	203,156
Suhyup Bank, 3.63%, 01/29/24(d)	200	204,006

		3,977,788

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sri Lanka — 0.1%
Sri Lanka Government International Bond 5.75%, 01/18/22(d)	$400	$396,928
5.75%, 04/18/23(d)	400	391,572
6.25%, 10/04/20(d)	400	402,536
6.85%, 03/14/24(b)	400	403,728

		1,594,764

Supranational — 2.5%
African Development Bank 1.25%, 07/26/21	705	688,313
2.13%, 11/16/22	600	595,188
2.38%, 09/23/21	315	315,154
2.63%, 03/22/21	540	542,587
3.00%, 09/20/23	500	512,565
African Export-Import Bank (The) 4.00%, 05/24/21(d)	250	252,240
5.25%, 10/11/23(d)	250	262,005
Asian Development Bank 1.63%, 05/05/20	1,125	1,116,079
1.63%, 08/26/20(c)	600	594,048
1.63%, 03/16/21	200	197,360
1.75%, 06/08/21(c)	925	913,918
1.75%, 09/13/22	1,555	1,526,279
1.88%, 02/18/22	400	395,296
2.00%, 02/16/22(c)	745	738,951
2.25%, 01/20/21	715	713,577
2.63%, 01/30/24	1,070	1,082,155
2.75%, 03/17/23	1,525	1,548,500
2.88%, 11/27/20	25	25,187
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(b)	200	206,142
Corp. Andina de Fomento 2.13%, 09/27/21	310	303,874
4.38%, 06/15/22	750	778,770
Council of Europe Development Bank 1.63%, 03/16/21	550	542,481
2.63%, 02/13/23	1,025	1,034,881
European Bank for Reconstruction & Development 1.13%, 08/24/20	1,205	1,185,117
1.63%, 05/05/20	480	476,093
1.88%, 02/23/22	400	395,128
2.13%, 03/07/22	250	248,603
2.75%, 04/26/21	450	453,402
2.75%, 03/07/23	400	406,088
European Investment Bank 1.38%, 06/15/20	955	944,304
1.38%, 09/15/21	325	318,042
1.63%, 08/14/20	29	28,722
1.63%, 12/15/20	1,600	1,581,456
1.63%, 06/15/21	65	64,043
1.75%, 05/15/20	625	620,881
2.00%, 03/15/21	1,200	1,192,200
2.00%, 12/15/22	1,300	1,285,921
2.13%, 10/15/21	565	562,407
2.25%, 03/15/22	1,250	1,248,125
2.25%, 08/15/22	1,070	1,067,592
2.38%, 05/13/21	850	850,578
2.38%, 06/15/22	2,420	2,424,646
2.50%, 04/15/21	1,775	1,780,005
2.50%, 03/15/23	1,505	1,514,497
2.63%, 05/20/22	1,000	1,008,940

Security	Par (000)	Value

Supranational (continued)
2.63%, 03/15/24	$1,000	$1,011,560
2.88%, 09/15/20	50	50,347
2.88%, 08/15/23	1,175	1,199,252
4.00%, 02/16/21	175	179,998
European Stability Mechanism, 3.00%, 10/23/20(b)	500	504,375
Inter-American Development Bank 1.25%, 09/14/21	430	419,478
1.38%, 07/15/20	100	98,802
1.63%, 05/12/20	945	937,383
1.75%, 04/14/22	805	792,056
1.75%, 09/14/22	750	736,192
1.88%, 06/16/20	1,000	994,020
1.88%, 03/15/21	985	976,352
2.13%, 11/09/20	550	547,888
2.13%, 01/18/22	1,295	1,288,434
2.50%, 01/18/23	1,129	1,135,887
2.63%, 04/19/21	790	794,234
2.63%, 01/16/24	750	758,325
3.00%, 10/04/23	525	538,739
International Bank for Reconstruction & Development 1.13%, 08/10/20	1,000	984,460
1.38%, 05/24/21	1,040	1,019,845
1.38%, 09/20/21	725	709,246
1.63%, 09/04/20(c)	345	341,564
1.63%, 03/09/21	335	330,648
1.63%, 02/10/22	575	564,288
2.00%, 01/26/22(c)	1,735	1,720,756
2.13%, 11/01/20	250	249,105
2.13%, 02/13/23	300	298,137
2.25%, 06/24/21	850	848,334
2.50%, 03/19/24	1,000	1,006,330
2.75%, 07/23/21	1,500	1,513,950
3.00%, 09/27/23	750	769,905
7.63%, 01/19/23	1,475	1,749,527
International Development Association, 2.75%, 04/24/23(b)	250	253,710
International Finance Corp. 1.13%, 07/20/21	300	292,260
1.63%, 07/16/20	490	485,428
2.00%, 10/24/22	790	781,784
2.25%, 01/25/21	200	199,602
2.88%, 07/31/23	500	510,345
Nordic Investment Bank 1.25%, 08/02/21	650	634,198
1.50%, 09/29/20	200	197,474
2.13%, 02/01/22	40	39,776
2.25%, 02/01/21	250	249,338
North American Development Bank, 2.40%, 10/26/22	150	147,653

		63,403,325

Sweden — 0.2%
Kommuninvest I Sverige AB 2.63%, 09/15/22(b)	1,000	1,007,900
2.75%, 10/22/20(b)	800	803,712
Svensk Exportkredit AB 1.75%, 05/18/20	200	198,540
1.75%, 08/28/20	650	644,059
1.75%, 03/10/21	700	691,670
2.00%, 08/30/22	500	493,555
2.38%, 03/09/22	450	449,838
2.88%, 05/22/21	350	353,202

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden (continued)
Sweden Government International Bond, 2.38%, 02/15/21(b)	$600	$600,288

		5,242,764

Turkey — 0.2%
Export Credit Bank of Turkey 4.25%, 09/18/22(d)	600	534,894
5.38%, 02/08/21(d)	200	192,548
Hazine Mustesarligi Varlik Kiralama AS 4.25%, 06/08/21(d)	438	422,398
5.00%, 04/06/23(d)	200	187,818
5.80%, 02/21/22(d)	600	586,686
Turkey Government International Bond 3.25%, 03/23/23	1,000	876,940
5.63%, 03/30/21	200	197,208
5.75%, 03/22/24	200	187,414
6.25%, 09/26/22	580	566,202
7.00%, 06/05/20	800	807,072
7.25%, 12/23/23	600	598,794

		5,157,974

Ukraine — 0.1%
Ukraine Government International Bond 7.75%, 09/01/20(d)	350	350,301
7.75%, 09/01/21(d)	400	397,016
7.75%, 09/01/22(d)	200	196,534
7.75%, 09/01/23(d)	230	222,215
8.99%, 02/01/24(d)	200	199,702

		1,365,768

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond 2.13%, 05/03/21(d)	800	790,440
2.50%, 10/11/22(d)	800	792,080
Dubai DOF Sukuk Ltd. 3.88%, 01/30/23(d)	400	402,832
6.45%, 05/02/22(d)	600	652,110
Emirate of Dubai Government International Bonds, 7.75%, 10/05/20(d)	100	106,627
Sharjah Sukuk 2 Ltd., 3.84%, 01/27/21(d)	200	201,274

		2,945,363

United Kingdom — 0.0%
Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/22(d)	75	75,420

Uruguay — 0.0%
Uruguay Government International Bond, 8.00%, 11/18/22	330	373,715

Venezuela — 0.0%
Venezuela Government International Bond 6.00%, 12/09/20(d)(h)	200	56,500
7.75%, 10/13/19(d)(h)	325	91,813
9.00%, 05/07/23(d)(h)	100	28,344
12.75%, 08/23/22(d)(h)	300	86,688

		263,345

Zambia — 0.0%
Zambia Government International Bond, 5.38%, 09/20/22(d)	567	390,606

Total Foreign Government Obligations — 7.0% (Cost: $180,319,386)		179,754,949

Security	Par (000)	Value

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 5.70%, 11/01/21	$100	$107,789

Florida — 0.0%
State Board of Administration Finance Corp. RB
Series A, 2.64%, 07/01/21	100	100,084
Series A, 3.00%, 07/01/20	250	251,042

		351,126

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/20 (AGM)(l)	40	39,072

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	185	182,978

Total Municipal Debt Obligations — 0.0% (Cost: $676,812)		680,965

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.5%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/30	952	944,532
2.50%, 08/01/31	598	592,821
2.50%, 10/01/31	1,662	1,646,341
2.50%, 12/01/31	860	851,560
2.50%, 02/01/32	965	956,009
2.50%, 01/01/33	2,744	2,718,689
2.50%, 05/01/34(o)	19,629	19,422,742
2.51%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	77	78,186
3.00%, 05/01/29	391	394,504
3.00%, 05/01/30	851	857,715
3.00%, 06/01/30	69	69,865
3.00%, 07/01/30	509	513,233
3.00%, 12/01/30	886	892,797
3.00%, 05/01/31	352	355,000
3.00%, 06/01/31	231	232,097
3.00%, 05/01/34(o)	18,671	18,773,073
3.50%, 05/01/32	165	169,166
3.50%, 09/01/32	157	161,248
3.50%, 07/01/33	684	699,789
3.50%, 05/01/34(o)	6,799	6,948,717
4.00%, 05/01/33	554	575,576
4.00%, 05/01/34(o)	1,869	1,927,844
4.50%, 05/01/34(o)	355	362,209
Federal National Mortgage Association 2.50%, 07/01/28	1,172	1,164,167
2.50%, 12/01/29	308	305,400
2.50%, 03/01/30	167	165,374
2.50%, 07/01/30	198	195,916
2.50%, 08/01/30	567	562,173
2.50%, 12/01/30	93	92,716
2.50%, 01/01/31	87	86,703
2.50%, 08/01/31	1,745	1,730,294
2.50%, 09/01/31	1,640	1,624,837
2.50%, 10/01/31	8,012	7,947,898
2.50%, 12/01/31	2,355	2,333,252
2.50%, 02/01/32	1,672	1,657,132
2.50%, 03/01/32	1,670	1,655,011
2.50%, 04/01/32	2,192	2,171,638

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/32	$247	$244,761
2.50%, 01/01/33	2,108	2,088,234
2.50%, 05/01/34(o)	11,368	11,248,537
2.56%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	66	67,707
3.00%, 10/01/27	94	94,393
3.00%, 10/01/28	441	445,182
3.00%, 11/01/28	410	413,026
3.00%, 04/01/30	182	183,837
3.00%, 07/01/30	123	123,788
3.00%, 08/01/30	435	437,706
3.00%, 09/01/30	851	857,299
3.00%, 10/01/30	404	407,379
3.00%, 11/01/30	101	102,189
3.00%, 12/01/30	353	354,972
3.00%, 02/01/31	2,140	2,155,628
3.00%, 03/01/31	432	434,541
3.00%, 04/01/31	237	238,993
3.00%, 06/01/31	1,139	1,146,878
3.00%, 07/01/31	1,386	1,394,927
3.00%, 09/01/31	358	360,558
3.00%, 10/01/31	123	123,399
3.00%, 01/01/32	1,294	1,302,054
3.00%, 02/01/32	4,318	4,345,990
3.00%, 03/01/32	378	380,597
3.00%, 06/01/32	1,374	1,383,697
3.00%, 08/01/32	760	764,668
3.00%, 11/01/32	1,144	1,151,934
3.00%, 12/01/32	2,476	2,490,622
3.00%, 02/01/33	1,354	1,362,965
3.00%, 05/01/34(o)	8,998	9,043,166
3.50%, 01/01/27	23	23,445
3.50%, 12/01/29	38	38,658
3.50%, 07/01/30	419	428,993
3.50%, 10/01/30	226	230,560
3.50%, 11/01/30	27	27,824
3.50%, 03/01/31	286	292,464
3.50%, 06/01/31	367	376,360
3.50%, 01/01/32	176	180,857
3.50%, 05/01/32	326	333,846
3.50%, 06/01/32	299	306,729
3.50%, 07/01/32	108	110,379
3.50%, 08/01/32	129	131,907
3.50%, 09/01/32	789	807,093
3.50%, 10/01/32	127	130,361
3.50%, 11/01/32	84	86,136
3.50%, 03/01/33	899	921,529
3.50%, 04/01/33	1,594	1,631,697
3.50%, 05/01/33	807	827,945
3.50%, 04/01/34	3,501	3,577,653
3.50%, 05/01/34(o)	3,455	3,528,026
3.88%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	163	167,945
4.00%, 05/01/33	1,288	1,334,677
4.00%, 06/01/33	664	688,952
4.00%, 07/01/33	491	509,473
4.00%, 05/01/34(o)	1,983	2,041,780
4.50%, 05/01/34(o)	507	516,028
5.00%, 05/01/34(o)	178	181,281
Series 2012-M13, Class A2, 2.38%, 05/25/22	1,000	993,026
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	100	101,568

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(a)	$1,000	$1,014,150
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	50	50,754
Series K017, Class A2, 2.87%, 12/25/21	729	733,550
Series K020, Class A2, 2.37%, 05/25/22	100	99,466
Series K022, Class A2, 2.36%, 07/25/22	3,000	2,981,774
Series K027, Class A2, 2.64%, 01/25/23	2,358	2,362,964
Series K028, Class A2, 3.11%, 02/25/23	500	509,185
Series K030, Class A2, 3.25%, 04/25/23(a)	2,500	2,558,554
Series K033, Class A2, 3.06%, 07/25/23(a)	2,000	2,032,958
Series K034, Class A2, 3.53%, 07/25/23(a)	1,250	1,293,032
Series K036, Class A2, 3.53%, 10/25/23(a)	500	517,385
Series K038, Class A1, 2.60%, 10/25/23	60	59,513
Series K722, Class A2, 2.41%, 03/25/23	1,700	1,688,369
Series K725, Class A1, 2.67%, 05/25/23	640	640,224
Series K729, Class A1, 2.95%, 02/25/24	2,896	2,922,129

		166,977,050

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Banks, 2.85%, 09/20/21	645	650,895
Federal Home Loan Banks 1.13%, 07/14/21	970	946,235
1.38%, 09/28/20	250	246,660
1.50%, 10/21/19	900	895,923
1.88%, 03/13/20	400	398,056
1.88%, 12/11/20	180	178,677
2.13%, 02/11/20	2,500	2,493,100
2.38%, 12/13/19	675	674,662
2.38%, 03/30/20	500	499,710
2.38%, 09/10/21	600	600,912
2.63%, 12/10/21	650	655,584
3.00%, 12/09/22	3,645	3,729,856
3.63%, 06/11/21	6,915	7,099,907
4.13%, 03/13/20	1,400	1,420,230
Federal Home Loan Mortgage Corp. 1.13%, 08/12/21	1,150	1,120,364
1.25%, 10/02/19	675	671,504
1.38%, 04/20/20	1,000	989,790
1.75%, 05/30/19	150	149,912
2.38%, 02/16/21	900	900,945
2.38%, 01/13/22	3,570	3,577,961
2.75%, 06/19/23	4,195	4,267,028
Federal National Mortgage Association 1.25%, 05/06/21	1,700	1,665,456
1.38%, 02/26/21	850	836,077
1.38%, 10/07/21	175	171,297
2.00%, 01/05/22	150	148,880
2.00%, 10/05/22	1,400	1,387,050
2.38%, 01/19/23	1,310	1,314,559
2.63%, 01/11/22	410	413,563
2.88%, 10/30/20	2,750	2,771,752

		40,876,545

U.S. Government Obligations — 46.2%
U.S. Treasury Note/Bond 1.13%, 12/31/19	1,200	1,189,488
1.13%, 02/28/21	15,250	14,932,162
1.13%, 06/30/21	10,500	10,252,441
1.13%, 08/31/21	8,000	7,795,696
1.13%, 09/30/21	3,500	3,409,360

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 03/31/21	$2,000	$1,961,770
1.25%, 10/31/21	8,900	8,683,984
1.25%, 07/31/23	29,500	28,288,615
1.38%, 12/15/19	9,800	9,737,079
1.38%, 05/31/20	1,841	1,821,390
1.38%, 08/31/20	25,100	24,781,898
1.38%, 09/30/20	22,850	22,546,158
1.38%, 01/31/21	4,200	4,132,954
1.38%, 04/30/21	4,000	3,929,919
1.38%, 05/31/21	8,000	7,854,522
1.38%, 06/30/23	12,000	11,576,965
1.38%, 08/31/23	39,500	38,046,144
1.38%, 09/30/23	54,800	52,736,393
1.50%, 05/15/20	10,400	10,306,405
1.50%, 05/31/20	7,500	7,429,263
1.50%, 06/15/20	1,500	1,485,655
1.50%, 01/31/22	1,700	1,666,541
1.50%, 02/28/23	30,000	29,167,020
1.50%, 03/31/23	2,000	1,943,083
1.63%, 12/31/19	7,060	7,021,443
1.63%, 06/30/20	6,000	5,948,998
1.63%, 07/31/20	20,000	19,819,292
1.63%, 11/30/20	20,300	20,082,248
1.63%, 08/15/22	3,500	3,431,097
1.63%, 08/31/22	2,500	2,450,048
1.63%, 11/15/22	10,000	9,787,309
1.63%, 04/30/23	25,000	24,391,274
1.63%, 05/31/23	16,800	16,380,682
1.75%, 10/31/20	18,300	18,146,787
1.75%, 11/15/20	2,000	1,983,005
1.75%, 12/31/20	13,700	13,574,939
1.75%, 11/30/21	3,300	3,258,952
1.75%, 02/28/22	2,400	2,367,614
1.75%, 03/31/22	6,000	5,917,642
1.75%, 04/30/22	6,700	6,604,284
1.75%, 05/15/22	6,750	6,651,333
1.75%, 05/31/22	2,500	2,463,096
1.75%, 06/30/22	500	492,666
1.75%, 09/30/22	6,000	5,901,802
1.75%, 01/31/23	18,000	17,674,967
1.75%, 05/15/23	16,000	15,680,920
1.88%, 12/31/19	6,800	6,774,111
1.88%, 06/30/20	13,250	13,174,889
1.88%, 12/15/20	4,000	3,972,563
1.88%, 11/30/21	5,000	4,953,373
1.88%, 01/31/22	7,500	7,425,718
1.88%, 02/28/22	6,500	6,434,129
1.88%, 03/31/22	7,200	7,128,662
1.88%, 04/30/22	5,250	5,193,218
1.88%, 05/31/22	2,800	2,769,394
1.88%, 07/31/22	21,000	20,756,877
1.88%, 08/31/22	8,200	8,102,652
1.88%, 09/30/22	5,500	5,433,978
2.00%, 07/31/20	23,500	23,398,359
2.00%, 09/30/20	11,000	10,948,308
2.00%, 11/30/20	28,100	27,958,924
2.00%, 02/28/21	15,000	14,921,230
2.00%, 05/31/21	12,800	12,730,207
2.00%, 08/31/21	10,500	10,437,707
2.00%, 10/31/21	6,500	6,460,959

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 11/15/21	$8,700	$8,648,190
2.00%, 12/31/21	7,746	7,700,098
2.00%, 07/31/22	3,200	3,175,421
2.00%, 10/31/22	14,200	14,080,306
2.00%, 11/30/22	5,500	5,452,380
2.00%, 02/15/23	8,000	7,925,274
2.13%, 08/31/20	25,000	24,928,127
2.13%, 01/31/21	6,500	6,479,586
2.13%, 06/30/21	4,000	3,988,515
2.13%, 08/15/21	20,300	20,236,823
2.13%, 09/30/21	3,000	2,991,330
2.13%, 12/31/21	5,000	4,984,797
2.13%, 06/30/22	7,400	7,374,060
2.13%, 12/31/22	23,300	23,198,296
2.13%, 02/29/24	37,000	36,727,607
2.25%, 02/15/21	7,250	7,244,055
2.25%, 03/31/21	22,900	22,885,687
2.25%, 04/30/21	3,500	3,498,518
2.25%, 01/31/24	24,000	23,964,891
2.38%, 12/31/20	16,000	16,015,618
2.38%, 01/31/23	6,000	6,024,908
2.50%, 01/31/21	3,400	3,411,410
2.50%, 01/15/22	2,250	2,264,616
2.50%, 03/31/23	8,000	8,071,734
2.50%, 01/31/24	11,500	11,612,591
2.63%, 07/31/20	4,500	4,514,640
2.63%, 08/15/20	8,490	8,519,794
2.63%, 11/15/20	20,650	20,740,405
2.63%, 05/15/21	18,000	18,123,889
2.63%, 07/15/21	3,000	3,023,202
2.63%, 02/28/23	5,500	5,573,829
2.63%, 06/30/23	5,250	5,324,405
2.75%, 11/30/20	7,775	7,827,024
2.75%, 09/15/21	5,000	5,058,267
2.75%, 04/30/23	13,800	14,054,251
2.75%, 07/31/23	16,500	16,819,773
2.75%, 08/31/23	12,000	12,236,051
2.88%, 10/15/21	9,000	9,132,757
2.88%, 11/30/23	1,000	1,026,314
3.13%, 05/15/21	24,000	24,400,981
3.50%, 05/15/20	10,000	10,110,903
3.63%, 02/15/21	2,000	2,045,992
7.13%, 02/15/23	6,500	7,636,525
7.25%, 08/15/22	1,000	1,156,453
7.88%, 02/15/21	4,600	5,045,076
8.00%, 11/15/21	1,000	1,139,927
8.75%, 08/15/20	10,000	10,804,839

		1,191,880,696

Total U.S. Government & Agency Obligations — 54.3% (Cost: $1,394,943,585)		1,399,734,291

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(i)(j)	16	15,264

Total Common Stocks — 0.0% (Cost $15,264)		15,264

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)		Value

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(i)(j)	0	(k)	$97

Total Preferred Stocks — 0.0% (Cost $97)			97

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(i)(j)	0	(k)	—

Total Warrants — 0.0% (Cost $0)			—

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(p)(q)	86,702		86,736,283
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(p)(q)(r)	15,826		15,826,070

			102,562,353

Total Short-Term Investments — 4.0% (Cost: $102,542,317)			102,562,353

Total Investments in Securities — 102.8% (Cost: $2,644,098,693)			2,652,686,361

Other Assets, Less Liabilities — (2.8)%			(73,462,724)

Net Assets — 100.0%			$2,579,223,637

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Perpetual security with no stated maturity date.
(g)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Rounds to less than 1,000.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	U.S. dollar denominated security issued by foreign domiciled entity.
(o)	TBA transaction.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period-end.
(r)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	83,978	2,724	(b)	—		86,702	$86,736,283	$848,247		$(1,427)	$8,640
BlackRock Cash Funds: Treasury, SL Agency Shares	28,616	—		(12,790	)(b)	15,826	15,826,070	111,552	(c)	—	—
PNC Bank N.A. 2.15%, 04/29/21(d)	250	—		—		250	N/A	2,571		—	8,250
2.40%, 10/18/19(d)	—	—		—		—	N/A	37		—	(3)
2.50%, 01/22/21(d)	250	—		—		250	N/A	3,425		—	3,413
2.63%, 02/17/22(d)	850	—		—		850	N/A	11,950		—	19,008
2.70%, 11/01/22(d)	350	250		—		600	N/A	6,130		—	6,958
3.50%, 06/08/23(d)	500	—		—		500	N/A	8,990		—	770
PNC Financial Services Group Inc. (The) 4.38%, 08/11/20(d)	100	50		—		150	N/A	1,916		—	1,251
5.13%, 02/08/20(d)	400	—		(400)		—	N/A	3,142		(2,682)	5,561

							$102,562,353	$997,960		$(4,109)	$53,848

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core 1-5 Year USD Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Asset-Backed Securities	$—	$22,136,311	$—		$22,136,311
Collaterized Mortgage Obligations	—	20,508,626	—		20,508,626
Corporate Bonds & Notes	—	927,293,505	0	(a)	927,293,505
Foreign Government Obligations	—	179,754,949	—		179,754,949
Municipal Debt Obligations	—	680,965	—		680,965
U.S. Government & Agency Obligations	—	1,399,734,291	—		1,399,734,291
Common Stocks	—	—	15,264		15,264
Preferred Stocks	—	—	97		97
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	102,562,353	—	—		102,562,353

	$102,562,353	$2,550,108,647	$15,361		$2,652,686,361

(a)	Rounds to less than $1.

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.7%
APT Pipelines Ltd. 2.00%, 03/22/27(a)	EUR	100	$117,663
3.50%, 03/22/30(a)	GBP	100	136,359
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	100	118,628
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 07/30/24)(a)	AUD	200	147,565
AusNet Services Holdings Pty Ltd. 1.50%, 02/26/27(a)	EUR	100	116,845
3.00%, 02/13/24(a)	EUR	200	251,140
Australia & New Zealand Banking Group Ltd. 0.38%, 11/19/19(a)	EUR	100	112,524
0.45%, 11/22/23(a)	EUR	200	227,834
0.75%, 09/29/26(a)	EUR	200	226,601
BHP Billiton Finance Ltd. 5.63%, 10/22/79 (Call 10/22/24)(a)(b)	EUR	100	134,304
Series 09, 2.25%, 09/25/20(a)	EUR	100	115,814
Series 11, 3.25%, 09/25/24(a)	GBP	150	212,965
Series 12, 4.30%, 09/25/42	GBP	100	170,579
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR	200	234,959
Commonwealth Bank of Australia 0.50%, 07/11/22(a)	EUR	200	227,583
0.50%, 07/27/26(a)	EUR	100	112,937
0.75%, 11/04/21(a)	EUR	300	344,017
0.88%, 02/19/29(a)	EUR	200	227,422
1.94%, 10/03/29 (Call 10/03/24)(a)(b)	EUR	100	113,269
2.75%, 11/17/21(a)	AUD	200	143,678
3.00%, 09/04/26(a)	GBP	100	142,090
3.75%, 10/18/19	AUD	200	142,005
Macquarie Bank Ltd., Series GDIP, 1.13%, 01/20/22(a)	EUR	200	230,210
National Australia Bank Ltd. 0.25%, 03/28/22(a)	EUR	100	113,288
0.30%, 10/31/25(a)	CHF	150	148,758
0.35%, 09/07/22(a)	EUR	100	113,236
0.63%, 08/30/23(a)	EUR	260	296,776
0.75%, 01/30/26(a)	EUR	200	230,300
0.88%, 11/16/22(a)	EUR	200	231,366
1.38%, 06/27/22(a)	GBP	200	259,791
2.25%, 06/06/25(a)	EUR	100	125,668
4.25%, 05/20/19(a)	AUD	100	70,465
National Bank of Canada, 0.38%, 01/15/24(a)	EUR	300	341,405
Nationale-Nederlanden Bank NV Netherlands (The), 1.00%, 09/25/28(a)	EUR	500	577,945
Origin Energy Finance Ltd., 2.88%, 10/11/19(a)	EUR	100	113,567
Pacific National Finance Pty Ltd., 5.25%, 05/19/25	AUD	50	38,468
Scentre Group Trust 1/Scentre Group Trust 2, 1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	175,488
Telstra Corp. Ltd. 3.50%, 09/21/22(a)	EUR	250	312,813
4.00%, 09/16/22(a)	AUD	50	37,091
Transurban Finance Co. Pty Ltd., 2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	120,368
Wesfarmers Ltd., 3.66%, 11/18/20(a)	AUD	100	72,178
Westpac Banking Corp. 0.38%, 03/05/23(a)	EUR	200	226,113
0.50%, 05/17/24(a)	EUR	200	228,087
0.50%, 01/16/25(a)	EUR	200	227,634
1.13%, 09/05/27(a)	EUR	200	232,247

Security		Par (000)	Value

Australia (continued)
1.50%, 03/24/21(a)	EUR	100	$115,705
3.25%, 01/22/20	AUD	100	71,097
3.25%, 11/16/23	AUD	100	73,336

			8,560,181

Austria — 0.3%
Autobahnen- und Schnellstrassen-Finanzierungs-AG 0.25%, 10/18/24(a)	EUR	400	455,731
0.63%, 09/15/22(a)	EUR	100	115,461
1.38%, 04/09/21(a)	EUR	300	347,867
4.38%, 07/08/19(a)	EUR	50	56,532
Erste Group Bank AG 0.63%, 04/17/26(a)	EUR	200	229,932
3.50%, 02/08/22	EUR	100	123,499
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, 0.38%, 04/04/23(a)	EUR	200	227,560
Hypo Tirol Bank AG, 0.50%, 02/11/21(a)	EUR	100	113,364
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	100	114,357
Novomatic AG, 1.63%, 09/20/23	EUR	25	28,569
OeBB Infrastruktur AG 1.00%, 11/18/24(a)	EUR	50	59,196
3.38%, 05/18/32(a)	EUR	50	73,789
3.50%, 10/19/20(a)	EUR	600	710,748
OeBB-Infrastruktur AG, 3.00%, 10/24/33	EUR	100	144,104
Oesterreichische Kontrollbank AG 0.25%, 09/26/24(a)	EUR	200	227,191
0.75%, 03/07/22(a)	GBP	100	128,966
OMV AG 2.88%, (Call 03/19/24)(a)(b)(c)	EUR	100	115,866
4.25%, 10/12/21(a)	EUR	210	260,941
5.25%, (Call 12/09/21)(a)(b)(c)	EUR	150	187,227
Raiffeisenlandesbank Niederoesterreich-Wien AG 0.38%, 09/13/24(a)	EUR	200	227,749
0.63%, 08/28/26	EUR	100	114,650
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	119,122
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	100	118,645
UniCredit Bank Austria AG, 4.13%, 02/24/21(a)	EUR	100	120,921

			4,421,987

Belgium — 0.4%
Anheuser-Busch InBev Finance Inc., Series MPLE, 2.60%, 05/15/24 (Call 03/15/24)	CAD	150	110,805
Anheuser-Busch InBev SA/NV 0.63%, 03/17/20(a)	EUR	100	112,829
0.80%, 04/20/23(a)	EUR	220	253,911
0.88%, 03/17/22(a)	EUR	330	379,632
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	300	342,205
2.00%, 03/17/28(a)	EUR	250	301,485
2.25%, 05/24/29(a)	GBP	100	126,592
2.75%, 03/17/36(a)	EUR	250	312,625
2.85%, 05/25/37(a)	GBP	100	126,026
4.00%, 06/02/21(a)	EUR	200	243,165
ASR Nederland NV, 5.00%, (Call 09/30/24)(a)(b)(c)	EUR	230	286,115
Belfius Bank SA/NV 0.13%, 09/14/26(a)	EUR	200	221,029
1.38%, 06/05/20(a)	EUR	100	114,119
BNP Paribas Fortis SA, 0.63%, 10/04/25	EUR	100	114,874
Dexia Credit Local SA, 0.63%, 01/21/22(a)	EUR	600	686,077

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Belgium (continued)
Elia System Operator SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	100	$116,133
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR	100	118,060
FBG Finance Pty Ltd., 3.75%, 09/06/24(a)	AUD	100	73,955
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	112,614
FLUVIUS System Operator CVBA, 1.75%, 12/04/26(a)	EUR	100	120,663
ING Belgium SA, 0.75%, 09/28/26(a)	EUR	200	230,851
KBC Bank NV
0.45%, 01/22/22(a)	EUR	100	114,035
2.00%, 01/31/23(a)	EUR	100	120,882
KBC Group NV
0.75%, 03/01/22(a)	EUR	200	228,455
0.75%, 10/18/23(a)	EUR	100	114,160

			5,081,297

Canada — 1.5%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	146,631
2.47%, 09/08/22 (Call 08/08/22)	CAD	300	223,606
3.67%, 03/08/49 (Call 09/08/48)	CAD	100	77,212
3.83%, 05/11/46 (Call 11/11/45)	CAD	100	79,263
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	20,325
Alectra Inc., 2.49%, 05/17/27 (Call 02/17/27)	CAD	150	110,303
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	112,382
AltaGas Ltd., 3.98%, 10/04/27 (Call 07/04/27)	CAD	150	114,595
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	39,228
3.99%, 06/30/42	CAD	200	163,043
Bank of Montreal
0.20%, 01/26/23(a)	EUR	150	169,620
0.75%, 09/21/22(a)	EUR	150	172,832
2.27%, 07/11/22	CAD	200	149,029
2.57%, 06/01/27 (Call 06/01/22)(a)(b)	CAD	200	148,675
2.70%, 09/11/24	CAD	200	151,491
2.70%, 12/09/26	CAD	50	37,669
2.84%, 06/04/20	CAD	100	74,984
2.89%, 06/20/23	CAD	200	152,362
3.19%, 03/01/28	CAD	200	155,580
3.40%, 04/23/21	CAD	200	152,507
Bank of Nova Scotia (The)
0.25%, 09/28/22(a)	EUR	300	340,073
0.38%, 04/06/22(a)	EUR	200	226,352
0.38%, 03/10/23(a)	EUR	150	170,754
1.83%, 04/27/22	CAD	300	220,749
1.90%, 12/02/21	CAD	100	73,893
2.09%, 09/09/20	CAD	200	148,718
2.27%, 01/13/20	CAD	100	74,516
2.29%, 06/28/24	CAD	200	148,394
3.10%, 02/02/28	CAD	400	308,748
3.37%, 12/08/25 (Call 12/08/20)(a)(b)	CAD	100	75,481
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	76,134
Bell Canada Inc.
2.70%, 02/27/24 (Call 12/27/23)	CAD	100	74,583
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	37,828
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	77,236
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	153,753
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	77,874
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	152,933

Security		Par (000)	Value

Canada (continued)
Series M-26, 3.35%, 03/22/23 (Call 12/22/22)	CAD	100	$76,488
Brookfield Asset Management Inc., 4.54%, 03/31/23	CAD	150	118,901
Brookfield Infrastructure Finance ULC, 4.19%, 09/11/28 (Call 06/11/28)	CAD	100	76,337
Brookfield Renewable Partners ULC, 3.75%, 06/02/25 (Call 03/02/25)	CAD	200	153,290
Bruce Power LP, 4.13%, 06/21/33 (Call 03/21/33)	CAD	100	75,852
Canadian Imperial Bank of Commerce
0.25%, 01/28/20(a)	EUR	200	225,097
0.75%, 03/22/23(a)	EUR	200	229,511
2.04%, 03/21/22	CAD	100	74,077
2.47%, 12/05/22	CAD	200	149,826
2.97%, 07/11/23	CAD	200	152,728
3.45%, 04/04/28 (Call 04/04/23)(b)	CAD	500	379,951
Canadian National Railway Co., 3.20%, 07/31/28 (Call 04/30/28)	CAD	500	385,928
Canadian Natural Resources Ltd., 3.42%, 12/01/26 (Call 09/01/26)	CAD	100	75,292
Canadian Pacific Railway Co., 3.15%, 03/13/29 (Call 12/13/28)	CAD	100	74,838
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	151,980
Choice Properties Real Estate Investment Trust, 3.55%, 01/10/25 (Call 11/10/24)	CAD	600	456,650
CI Financial Corp., 3.52%, 07/20/23 (Call 06/20/23)	CAD	200	151,225
CPPIB Capital Inc., 0.38%, 06/20/24(a)	EUR	250	284,344
CU Inc.
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	150,764
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	20,132
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	89,311
Enbridge Gas Distribution Inc., 4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	40,309
Enbridge Inc., 4.24%, 08/27/42	CAD	100	73,591
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	116,329
5.33%, 04/06/40	CAD	50	43,818
EPCOR Utilities Inc., 3.55%, 11/27/47 (Call 05/27/47)	CAD	100	75,883
Fairfax Financial Holdings Ltd., 4.50%, 03/22/23	CAD	100	78,556
Federation des Caisses Desjardins du Quebec
0.38%, 05/30/23(a)	EUR	100	113,719
2.09%, 01/17/22	CAD	200	148,472
First Capital Realty Inc., Series R, 4.79%, 08/30/24	CAD	200	159,404
Fortis Inc./Canada, 2.85%, 12/12/23 (Call 10/12/23)	CAD	50	37,541
FortisBC Energy Inc., 3.67%, 04/09/46 (Call 10/08/45)	CAD	200	155,326
Granite REIT Holdings LP, Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	38,497
Greater Toronto Airports Authority
1.51%, 02/16/21	CAD	100	73,659
3.26%, 06/01/37 (Call 12/01/36)	CAD	150	113,930
Great-West Lifeco Inc.
2.50%, 04/18/23(a)	EUR	100	121,572
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	156,038
Honda Canada Finance Inc., 3.18%, 08/28/23	CAD	200	152,816
HSBC Bank Canada 2.17%, 06/29/22	CAD	150	111,019
2.54%, 01/31/23	CAD	200	149,547
2.91%, 09/29/21	CAD	100	75,503

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
Husky Energy Inc., 3.60%, 03/10/27 (Call 12/10/26)	CAD	200	$151,908
Hydro One Inc. 2.77%, 02/24/26 (Call 11/26/25)	CAD	150	112,097
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	113,915
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	37,779
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	171,530
6.93%, 06/01/32	CAD	130	133,081
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	147,774
Intact Financial Corp., 2.85%, 06/07/27 (Call 03/07/27)(a)	CAD	200	147,632
Inter Pipeline Ltd., 3.48%, 12/16/26 (Call 09/16/26)	CAD	100	75,462
Keyera Corp., 3.93%, 06/21/28 (Call 03/21/28)	CAD	200	154,144
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	151,921
Loblaw Companies Ltd., 4.49%, 12/11/28 (Call 09/11/28)	CAD	150	121,501
Lower Mattagami Energy LP, 3.42%, 06/20/24	CAD	300	233,860
Manufacturers life Insurance Co. (The), 3.18%, 11/22/27 (Call 11/22/22)(a)(b)	CAD	50	38,151
Manulife Financial Corp.
3.05%, 08/20/29 (Call 08/20/24)(b)	CAD	50	37,621
3.32%, 05/09/28 (Call 05/09/23)(b)	CAD	500	380,698
Metro Inc., 3.39%, 12/06/27 (Call 09/06/27)	CAD	150	112,997
National Bank of Canada
0.00%, 09/29/23(a)(d)	EUR	100	111,987
2.11%, 03/18/22	CAD	100	74,242
NAV Canada, 3.21%, 09/29/50 (Call 03/29/50)	CAD	100	75,133
North West Redwater Partnership/NWR Financing Co. Ltd.
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	117,357
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	42,656
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	146,879
Nouvelle Autoroute 30 Financement Inc., 3.75%, 03/31/33	CAD	149	116,967
Nova Scotia Power Inc., 4.50%, 07/20/43 (Call 01/20/43)	CAD	100	84,352
OMERS Realty Corp., 3.63%, 06/05/30 (Call 03/05/30)	CAD	200	158,872
Ontario Power Generation Inc., 4.25%, 01/18/49 (Call 07/18/48)	CAD	100	80,537
Pembina Pipeline Corp. 2.99%, 01/22/24 (Call 11/22/23)	CAD	200	150,248
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	19,434
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	115,856
Rogers Communications Inc. 6.11%, 08/25/40 (Call 02/25/40)	CAD	25	23,623
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	199,487
Royal Bank of Canada
0.63%, 09/10/25(a)	EUR	200	229,983
1.58%, 09/13/21	CAD	150	110,215
1.63%, 08/04/20(a)	EUR	150	172,160
1.92%, 07/17/20	CAD	200	148,494
2.33%, 12/05/23	CAD	150	111,854
3.30%, 09/26/23	CAD	200	153,811
3.45%, 09/29/26 (Call 09/29/21)(b)	CAD	400	304,781
Royal Bank of Scotland Group PLC, 3.13%, 03/28/27 (Call 03/28/26)(a)(b)	GBP	100	131,841
Saputo Inc., 2.83%, 11/21/23 (Call 09/21/23)	CAD	100	74,466
Shaw Communications Inc.
4.40%, 11/02/28 (Call 08/02/28)	CAD	150	119,866
6.75%, 11/09/39	CAD	50	47,684

Security	Par (000)		Value

Canada (continued)
Sun Life Financial Inc., 3.05%, 09/19/28 (Call 09/19/23)(b)	CAD	50	$37,959
Suncor Energy Inc., 3.00%, 09/14/26 (Call 06/14/26)	CAD	150	112,473
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	74,298
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	76,664
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	156,341
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	117,106
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	79,457
Toronto Hydro Corp., 2.52%, 08/25/26 (Call 05/25/26)	CAD	200	149,017
Toronto-Dominion Bank (The) 0.25%, 04/27/22(a)	EUR	100	113,386
0.50%, 04/03/24(a)	EUR	200	228,892
0.63%, 07/29/19(a)	EUR	100	112,344
0.63%, 07/20/23(a)	EUR	150	171,659
0.63%, 06/06/25(a)	EUR	200	230,118
1.91%, 07/18/23	CAD	100	73,398
1.99%, 03/23/22	CAD	250	185,175
2.05%, 03/08/21	CAD	300	223,109
2.98%, 09/30/25 (Call 09/30/20)(b)	CAD	25	18,758
3.01%, 05/30/23	CAD	200	153,176
3.23%, 07/24/24	CAD	200	155,602
3.59%, 09/14/28 (Call 09/14/23)(b)	CAD	200	153,586
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD	200	165,553
Toyota Credit Canada Inc., 3.04%, 07/12/23	CAD	200	152,327
TransCanada PipeLines Ltd.
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	114,213
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	189,671
Union Gas Ltd., 4.88%, 06/21/41 (Call 12/21/40)	CAD	150	134,798
Wells Fargo Canada Corp., 3.04%, 01/29/21	CAD	50	37,700

			19,339,043

China — 0.5%
Bank of China Ltd./Paris, 0.50%, 03/13/22(a)	EUR	200	225,339
China Development Bank
0.38%, 11/16/21(a)	EUR	150	169,020
3.48%, 01/08/29	CNY	8,000	1,155,014
3.76%, 08/14/23	CNY	5,500	817,904
4.15%, 10/26/25	CNY	5,000	748,711
4.73%, 08/24/21	CNY	12,000	1,833,043
4.88%, 02/09/28	CNY	5,700	900,078
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	200	229,226

			6,078,335

Czech Republic — 0.0%
CEZ AS
0.88%, 11/21/22 (Call 08/21/22)(a)	EUR	300	341,795
4.50%, 06/29/20(a)	EUR	200	235,840

			577,635

Denmark — 0.2%
AP Moller — Maersk A/S, 1.50%, 11/24/22(a)	EUR	100	116,417
AP Moller — Maersk AS, 1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	100	112,871
Carlsberg Breweries A/S, 0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	150	170,502
Danske Bank A/S
0.13%, 02/14/22(a)	EUR	100	112,922
0.38%, 09/08/20(a)	EUR	150	169,613

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Denmark (continued)
0.75%, 05/04/20(a)	EUR	100	$112,889
0.88%, 05/22/23(a)	EUR	280	311,694
3.75%, 06/23/22(a)	EUR	200	251,371
4.13%, 11/26/19	EUR	50	57,466
DLR Kredit AS, Series B, 1.00%, 10/01/22(a)	DKK	1,500	234,629
ISS Global AS, 2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	200	240,144
Jyske Realkredit AS
0.25%, 07/01/23(a)	EUR	300	339,808
0.50%, 10/01/26(a)	EUR	100	113,184
Nordea Kredit Realkreditaktieselskab
Series C2, 3.00%, 10/01/44	DKK	269	43,181
Series CT2, 1.00%, 10/01/22(e)	DKK	1,500	234,820
Nykredit Realkredit A/S 0.38%, 06/16/20(a)	EUR	200	224,922
Series 13H, 1.00%, 07/01/21(a)	DKK	1,000	154,612
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	100	117,101
5.75%, 04/09/40(a)	GBP	50	95,644

			3,213,790

Finland — 0.3%
Citycon Treasury BV, 2.38%, 09/16/22 (Call 06/16/22)(a)	EUR	100	116,468
Fortum OYJ, 1.63%, 02/27/26 (Call 11/27/25)(a)	EUR	300	342,282
Nordea Bank AB 0.88%, 06/26/23(a)	EUR	250	284,022
4.00%, 07/11/19(a)	EUR	100	112,985
4.00%, 03/29/21(a)	EUR	150	179,652
Nordea Mortgage Bank PLC 0.25%, 02/28/23(a)	EUR	200	227,099
0.25%, 11/21/23(a)	EUR	200	227,031
1.38%, 02/28/33(a)	EUR	100	119,191
4.00%, 02/10/21(a)	EUR	200	241,302
Series FI43, 1.00%, 11/05/24(a)	EUR	150	176,899
OP Corporate Bank PLC 0.38%, 10/11/22(a)	EUR	100	113,427
0.38%, 08/29/23(a)	EUR	150	169,657
0.88%, 06/21/21(a)	EUR	200	228,625
OP Mortgage Bank 0.25%, 11/23/20(a)	EUR	100	113,109
0.25%, 03/13/24(a)	EUR	100	113,548
0.63%, 09/01/25(a)	EUR	200	230,546
0.63%, 02/15/29(a)	EUR	200	225,671
Sampo OYJ, 1.00%, 09/18/23(a)	EUR	200	231,465

			3,452,979

France — 3.9%
Accor SA, 1.25%, 01/25/24(a)	EUR	200	229,410
Aeroports de Paris 2.13%, 10/11/38 (Call 07/11/38)(a)	EUR	100	123,267
4.00%, 07/08/21	EUR	200	244,216
Air Liquide Finance SA, 1.88%, 06/05/24(a)	EUR	200	244,667
Airbus Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	200	229,338
APRR SA 1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	100	117,977
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR	200	243,414
Arkea Home Loans SFH SA 0.75%, 10/05/27(a)	EUR	200	229,755
2.38%, 07/11/23(a)	EUR	100	123,289
Arkema SA, 1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	234,285

Security	Par (000)		Value

France (continued)
Auchan Holding SADIR 1.75%, 04/23/21(a)	EUR	200	$228,943
2.25%, 04/06/23(a)	EUR	100	116,333
2.38%, 04/25/25 (Call 01/25/25)(a)	EUR	100	111,555
Autoroutes du Sud de la France SA 1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	200	234,845
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR	100	118,538
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR	200	231,026
5.63%, 07/04/22	EUR	200	265,023
AXA Bank Europe SCF 0.13%, 03/14/22(a)	EUR	100	112,974
0.50%, 04/18/25(a)	EUR	200	228,681
AXA SA 3.25%, 05/28/49 (Call 05/28/29)(a)(b)	EUR	250	295,764
3.94%, (Call 11/07/24)(a)(b)(c)	EUR	100	122,717
5.45%, (Call 03/04/26)(a)(b)(c)	GBP	200	286,130
6.69%, (Call 07/06/26)(b)(c)	GBP	50	76,395
Banque Federative du Credit Mutuel SA 0.50%, 11/16/22(a)	EUR	400	454,054
0.75%, 06/08/26(a)	EUR	500	563,298
1.25%, 01/14/25(a)	EUR	300	351,477
1.63%, 01/19/26(a)	EUR	100	119,822
1.63%, 11/15/27(a)	EUR	100	112,354
1.75%, 03/15/29(a)	EUR	200	234,249
2.38%, 03/24/26(a)	EUR	100	119,234
4.00%, 10/22/20(a)	EUR	100	118,533
4.13%, 07/20/20(a)	EUR	200	235,860
BNP Paribas Cardif SA 1.00%, 11/29/24(a)	EUR	300	330,095
4.03%, (Call 11/25/25)(a)(b)(c)	EUR	300	364,048
BNP Paribas Home Loan SFH SA 0.38%, 07/22/24(a)	EUR	200	228,316
1.38%, 06/17/20(a)	EUR	200	228,455
3.75%, 01/11/21(a)	EUR	100	119,758
BNP Paribas SA 0.75%, 11/11/22(a)	EUR	350	402,114
1.13%, 10/10/23(a)	EUR	350	403,816
1.13%, 11/22/23(a)	EUR	200	230,304
1.50%, 11/17/25(a)	EUR	200	233,507
2.13%, 01/23/27 (Call 01/23/26)(a)(b)	EUR	300	358,208
2.38%, 05/20/24(a)	EUR	50	61,988
2.63%, 10/14/27 (Call 10/14/22)(a)(b)	EUR	100	118,623
2.88%, 03/20/26 (Call 03/20/21)(a)(b)	EUR	100	117,081
2.88%, 10/01/26(a)	EUR	100	123,240
Bouygues SA, 4.50%, 02/09/22(a)	EUR	200	252,503
BPCE SA 0.38%, 10/05/23(a)	EUR	300	338,127
0.63%, 09/26/23(a)	EUR	200	227,675
1.13%, 12/14/22(a)	EUR	200	232,902
1.13%, 01/18/23(a)	EUR	300	345,190
2.75%, 11/30/27 (Call 11/30/22)(a)(b)	EUR	100	119,546
5.25%, 04/16/29(a)	GBP	100	153,204
BPCE SFH SA 0.38%, 02/10/23(a)	EUR	200	228,278
0.75%, 09/02/25(a)	EUR	300	348,529
1.00%, 06/08/29(a)	EUR	200	232,362
1.75%, 06/27/24(a)	EUR	200	244,059
Caisse Centrale du Credit Immobilier de France SA, 0.13%, 03/01/21(a)	EUR	100	112,883

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 3.38%, 09/24/28(a)	EUR	100	$115,227
6.00%, 01/23/27	EUR	100	136,845
Capgemini SA, 0.50%, 11/09/21 (Call 08/09/21)(a)	EUR	200	226,881
Carmila SA, 2.38%, 09/18/23 (Call 06/18/23)(a)	EUR	100	119,042
Carrefour SA 1.75%, 07/15/22 (Call 04/15/22)(a)	EUR	400	470,981
4.00%, 04/09/20(a)	EUR	50	58,188
Cie. de Financement Foncier SA 0.23%, 09/14/26(a)	EUR	100	111,472
0.38%, 09/17/19	EUR	100	112,397
0.38%, 12/11/24(a)	EUR	200	228,011
0.63%, 02/10/23(a)	EUR	300	345,311
0.75%, 05/29/26(a)	EUR	300	347,493
2.25%, 10/13/21(a)	CHF	400	419,513
4.00%, 10/24/25(a)	EUR	100	139,645
4.25%, 01/19/22(a)	EUR	300	376,976
4.38%, 04/15/21(a)	EUR	100	122,261
Series DOM, 0.88%, 09/11/28(a)	EUR	700	810,206
Cie. de Saint-Gobain 0.63%, 03/15/24(a)	EUR	200	226,041
1.88%, 03/15/31(a)	EUR	200	233,009
4.50%, 09/30/19(a)	EUR	100	114,196
4.63%, 10/09/29(a)	GBP	100	152,410
Cie. Generale des Etablissements Michelin SCA, 2.50%, 09/03/38 (Call 06/03/38)(a)	EUR	100	126,790
CIF Euromortgage SA, 4.13%, 01/19/22(a)	EUR	200	250,421
CNP Assurances 2.75%, 02/05/29	EUR	200	236,033
4.00%, (Call 11/18/24)(a)(b)(c)	EUR	100	121,961
Coentreprise de Transport d’Electricite SA 0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	200	230,246
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR	200	233,135
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR	300	335,897
Credit Agricole Assurances SA 4.25%, (Call 01/13/25)(a)(b)(c)	EUR	100	121,036
4.75%, 09/27/48 (Call 09/27/28)(a)(b)	EUR	100	127,480
Credit Agricole Home Loan SFH SA 0.13%, 08/28/20(a)	EUR	200	225,489
0.38%, 10/21/21(a)	EUR	150	170,798
0.38%, 09/30/24(a)	EUR	300	342,346
0.50%, 04/03/25(a)	EUR	100	114,644
0.63%, 11/28/22(a)	EUR	400	460,684
0.75%, 05/05/27(a)	EUR	100	115,588
1.38%, 02/03/32(a)	EUR	200	240,141
1.50%, 09/28/38(a)	EUR	100	120,193
Credit Agricole Italia SpA, 1.00%, 03/25/27(a)	EUR	200	226,505
Credit Agricole Public Sector SCF SA, 1.88%, 06/07/23(a)	EUR	200	242,253
Credit Agricole SA 2.00%, 03/25/29(a)	EUR	200	227,968
2.63%, 03/17/27(a)	EUR	300	366,785
3.90%, 04/19/21(a)	EUR	50	60,144
Series 2, 0.84%, 06/09/27(a)	JPY	100,000	885,926
Credit Agricole SA/London 0.75%, 12/01/22(a)	EUR	300	344,209
0.88%, 01/19/22(a)	EUR	200	229,641
1.38%, 03/13/25(a)	EUR	300	349,242
2.38%, 11/27/20(a)	EUR	100	116,561

Security	Par (000)		Value

France (continued)
Credit Mutuel - CIC Home Loan SFH SA 1.00%, 04/30/28(a)	EUR	200	$234,148
1.00%, 01/30/29(a)	EUR	200	233,319
3.13%, 09/09/20(a)	EUR	200	234,612
Credit Mutuel Arkea SA, 1.88%, 10/25/29 (Call 10/25/24)(a)(b)	EUR	200	218,272
Credit Mutuel-CIC Home Loan SFH SA 0.38%, 09/12/22(a)	EUR	400	456,278
1.75%, 06/19/24(a)	EUR	100	121,999
Danone SA 0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	500	575,760
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	100	118,534
3.60%, 11/23/20(a)	EUR	250	296,876
Dexia Credit Local SA 0.04%, 12/11/19(a)	EUR	50	56,155
0.25%, 03/19/20(a)	EUR	50	56,312
0.25%, 06/02/22(a)	EUR	150	169,858
0.25%, 06/01/23(a)	EUR	400	452,956
0.50%, 01/17/25(a)	EUR	300	342,383
0.63%, 02/03/24(a)	EUR	100	115,025
1.63%, 12/08/23(a)	GBP	100	131,384
2.00%, 01/22/21(a)	EUR	300	349,585
2.13%, 02/12/25(a)	GBP	100	134,018
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR	100	116,352
Electricite de France SA 1.88%, 10/13/36 (Call 07/13/36)(a)	EUR	100	112,647
2.75%, 03/10/23(a)	EUR	300	371,274
4.50%, 11/12/40(a)	EUR	350	546,280
5.38%, (Call 01/29/25)(a)(b)(c)	EUR	100	124,958
5.50%, 10/17/41(a)	GBP	100	180,177
6.00%, (Call 01/29/26)(a)(b)(c)	GBP	100	137,535
6.13%, 06/02/34(a)	GBP	400	734,336
6.25%, 05/30/28(a)	GBP	100	171,657
Engie SA 0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	400	464,490
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR	200	232,402
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR	200	239,059
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	200	237,485
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	100	117,034
4.75%, (Call 07/10/21)(a)(b)(c)	EUR	200	243,831
5.00%, 10/01/60(a)	GBP	50	99,757
7.00%, 10/30/28	GBP	50	92,420
Gecina SA, 1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	200	230,255
Holding d’Infrastructures de Transport SAS, 0.63%, 03/27/23 (Call 12/27/22)(a)	EUR	300	334,879
HSBC France SA, 0.20%, 09/04/21(a)	EUR	200	225,541
HSBC SFH France SA, 0.50%, 04/17/25(a)	EUR	200	228,991
ICADE, 1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	200	226,675
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	100	114,710
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR	100	115,133
Kering SA, 2.50%, 07/15/20(a)	EUR	100	115,652
Klepierre SA, 1.00%, 04/17/23 (Call 01/17/23)(a)	EUR	500	580,131
La Banque Postale Home Loan SFH, 1.00%, 10/04/28(a)	EUR	200	233,832
La Banque Postale Home Loan SFH SA, 0.50%, 01/18/23(a)	EUR	50	57,231
La Banque Postale SA 2.00%, 07/13/28(a)	EUR	200	240,818
4.38%, 11/30/20(a)	EUR	100	119,759

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
La Poste SA, 1.13%, 06/04/25(a)	EUR	100	$116,625
Legrand SA, 1.00%, 03/06/26 (Call 12/06/25)(a)	EUR	200	230,259
LVMH Moet Hennessy Louis Vuitton SE, 0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	250	290,211
Orange SA 0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	300	340,356
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	400	465,530
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	100	118,260
2.38%, (Call 01/15/25)(a)(b)(c)	EUR	100	112,911
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP	100	138,246
3.88%, 01/14/21(a)	EUR	100	119,760
5.00%, (Call 10/01/26)(a)(b)(c)	EUR	100	129,658
5.38%, 11/22/50(a)	GBP	50	94,798
8.13%, 11/20/28(a)	GBP	50	96,233
Pernod Ricard SA, 1.88%, 09/28/23 (Call 06/28/23)(a)	EUR	200	241,406
Peugeot SA, 2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	200	233,677
RCI Banque SA 0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	313	349,727
0.75%, 09/26/22 (Call 06/26/22)(a)	EUR	250	283,064
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	100	115,022
Renault SA, 3.13%, 03/05/21(a)	EUR	75	88,730
RTE Reseau de Transport d’Electricite SADIR 1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	400	483,233
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR	100	122,450
Sanofi 1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	100	122,812
1.88%, 09/04/20 (Call 06/04/20)(a)	EUR	200	229,369
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	300	356,749
Series 5, 0.50%, 03/21/23 (Call 12/21/22)(a)	EUR	400	457,954
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	200	234,798
Schneider Electric SE, 1.50%, 09/08/23 (Call 06/08/23)(a)	EUR	300	357,765
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26)(a)(b)	EUR	100	119,686
SNCF Mobilites 1.50%, 02/02/29(a)	EUR	100	121,262
4.63%, 02/02/24(a)	EUR	50	68,248
SNCF Reseau EPIC 1.00%, 11/09/31(a)	EUR	100	114,056
1.13%, 05/19/27(a)	EUR	200	236,107
1.13%, 05/25/30(a)	EUR	600	700,554
1.88%, 03/30/34(a)	EUR	200	248,804
2.25%, 12/20/47(a)	EUR	100	125,809
4.25%, 10/07/26(a)	EUR	100	144,703
4.50%, 01/30/24(a)	EUR	150	204,239
4.83%, 03/25/60	GBP	50	107,408
5.25%, 12/07/28(a)	GBP	150	253,694
Societe Generale SA 0.25%, 01/18/22(a)	EUR	500	563,847
0.75%, 02/19/21(a)	EUR	200	227,628
1.00%, 04/01/22(a)	EUR	200	228,863
1.38%, 02/23/28 (Call 02/23/23)(a)(b)	EUR	200	223,235
2.50%, 09/16/26 (Call 09/16/21)(a)(b)	EUR	200	232,832
Series ETMN, 2.13%, 09/27/28(a)	EUR	200	237,151
Societe Generale SCF SA, 4.13%, 02/15/22(a)	EUR	100	125,682
Societe Generale SFH SA 0.25%, 01/23/24(a)	EUR	100	113,384
0.75%, 10/18/27(a)	EUR	200	230,582
Sodexo SA, 2.50%, 06/24/26 (Call 03/24/26)(a)	EUR	150	188,975

Security	Par (000)		Value

France (continued)
Suez 1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	300	$354,359
2.88%, (Call 01/19/24)(a)(b)(c)	EUR	100	115,704
Teleperformance, 1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	100	116,850
Total Capital Canada Ltd., 1.13%, 03/18/22(a)	EUR	200	232,552
Total Capital International SA 0.25%, 07/12/23(a)	EUR	300	340,655
0.75%, 07/12/28(a)	EUR	300	342,302
2.50%, 03/25/26(a)	EUR	400	516,154
TOTAL SA 1.75%, (Call 04/04/24)(a)(b)(c)	EUR	300	339,781
2.25%, (Call 02/26/21)(a)(b)(c)	EUR	150	173,560
2.71%, (Call 05/05/23)(a)(b)(c)	EUR	100	118,920
3.37%, (Call 10/06/26)(a)(b)(c)	EUR	100	122,577
Unibail-Rodamco SE 1.50%, 02/22/28(a)	EUR	100	118,300
3.88%, 11/05/20(a)	EUR	100	118,872
Valeo SA, 0.63%, 01/11/23 (Call 10/11/22)(a)	EUR	200	225,599
Veolia Environnement SA 1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	119,500
4.38%, 12/11/20(a)	EUR	100	120,097
6.13%, 11/25/33	EUR	125	224,098
Vinci SA 1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	200	238,951
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP	100	133,581
Vivendi SA, 1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	100	115,688
Wendel SA 1.00%, 04/20/23 (Call 01/20/23)(a)	EUR	200	228,739
1.38%, 04/26/26(a)	EUR	100	112,433

			51,018,854

Germany — 3.9%
Aareal Bank AG, 0.13%, 02/01/23(a)	EUR	400	452,288
Allianz Finance II BV, 5.75%, 07/08/41 (Call 07/08/21)(b)	EUR	100	124,770
Allianz Finance II BV Co., 1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	115,505
Allianz SE 2.24%, 07/07/45 (Call 07/07/25)(a)(b)	EUR	300	351,558
3.10%, 07/06/47 (Call 07/06/27)(a)(b)	EUR	100	122,944
3.38%, (Call 09/18/24)(a)(b)(c)	EUR	100	121,011
alstria office REIT-AG, 2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	200	237,678
Aroundtown SA, 1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	300	327,637
BASF SE 0.88%, 05/22/25(a)	EUR	300	349,655
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	100	110,469
Series 10Y, 2.00%, 12/05/22(a)	EUR	260	313,282
Bayer AG, 2.38%, 04/02/75 (Call 10/02/22)(a)(b)	EUR	300	330,326
Bayer Capital Corp. BV, 1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	400	465,656
Bayerische Landesbank 0.75%, 01/20/26(a)	EUR	100	116,423
1.75%, 04/08/24(a)	EUR	300	365,548
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	115,534
Berlin Hyp AG 0.63%, 10/22/25(a)	EUR	250	288,945
1.25%, 04/23/21	EUR	200	230,882

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Bertelsmann SE & Co. KGaA 1.25%, 09/29/25 (Call 06/29/25)(a)	EUR	100	$115,886
1.75%, 10/14/24 (Call 07/14/24)(a)	EUR	100	120,454
3.00%, 04/23/75 (Call 04/23/23)(a)(b)	EUR	100	114,901
BMW Finance NV 0.13%, 04/15/20(a)	EUR	200	224,862
0.38%, 07/10/23(a)	EUR	588	662,590
0.88%, 11/17/20(a)	EUR	150	170,806
0.88%, 04/03/25(a)	EUR	200	228,910
1.00%, 01/21/25(a)	EUR	50	57,831
1.50%, 02/06/29(a)	EUR	300	345,163
Commerzbank AG 0.05%, 07/11/24(a)	EUR	100	112,271
0.13%, 02/23/23(a)	EUR	280	316,680
0.50%, 08/28/23(a)	EUR	150	169,166
0.50%, 06/09/26	EUR	200	228,623
0.88%, 04/18/28(a)	EUR	200	233,115
1.13%, 09/19/25(a)	EUR	200	224,396
4.00%, 03/23/26(a)	EUR	75	93,526
4.00%, 03/30/27(a)	EUR	110	137,631
Daimler AG 0.63%, 03/05/20(a)	EUR	200	225,662
0.85%, 02/28/25(a)	EUR	100	114,126
1.00%, 11/15/27(a)	EUR	400	449,724
1.50%, 07/03/29(a)	EUR	150	174,342
Daimler Canada Finance Inc. 1.78%, 08/19/19(a)	CAD	50	37,145
3.30%, 08/16/22	CAD	150	114,168
Daimler International Finance BV 0.25%, 05/11/22(a)	EUR	400	449,939
2.75%, 12/04/20(a)	GBP	100	133,130
Deutsche Bahn Finance BV, 0.63%, 09/26/28(a)	EUR	150	169,325
Deutsche Bahn Finance GMBH 0.88%, 07/11/31(a)	EUR	20	22,149
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	176,014
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	100	128,771
1.63%, 08/16/33 (Call 05/16/33)(a)	EUR	200	238,017
3.50%, 09/27/24(a)	AUD	100	74,544
4.38%, 09/23/21(a)	EUR	200	247,825
Deutsche Bank AG 0.25%, 08/31/28(a)	EUR	150	164,266
0.63%, 12/19/23(a)	CHF	100	95,233
0.75%, 03/21/22(a)	CHF	150	146,142
1.13%, 08/30/23(a)	EUR	150	171,797
1.13%, 03/17/25(a)	EUR	200	215,412
1.75%, 01/17/28(a)	EUR	100	106,761
Deutsche Hypothekenbank AG 0.25%, 02/22/23	EUR	300	341,152
0.25%, 05/17/24	EUR	100	113,518
Deutsche Pfandbriefbank AG 0.05%, 08/09/21	EUR	100	112,766
0.05%, 09/05/22(a)	EUR	200	225,662
0.50%, 01/19/23(a)	EUR	100	114,666
0.63%, 08/30/27	EUR	100	114,265
Deutsche Post AG 0.38%, 04/01/21 (Call 01/01/21)(a)	EUR	25	28,265
2.88%, 12/11/24(a)	EUR	75	96,326
Deutsche Telekom International Finance BV 0.38%, 10/30/21(a)	EUR	280	316,909
0.63%, 04/03/23(a)	EUR	100	114,237

Security	Par (000)		Value

Germany (continued)
0.63%, 12/13/24(a)	EUR	200	$226,265
1.50%, 04/03/28(a)	EUR	175	202,820
2.00%, 10/30/19(a)	EUR	50	56,646
2.00%, 12/01/29(a)	EUR	300	359,644
2.25%, 04/13/29(a)	GBP	100	126,919
DVB Bank SE, 0.88%, 04/09/21(a)	EUR	100	112,970
DZ HYP AG 0.05%, 12/06/24	EUR	100	112,051
0.13%, 03/01/24(a)	EUR	400	451,624
0.50%, 07/29/22(a)	EUR	100	114,504
0.75%, 02/02/26(a)	EUR	100	116,425
0.75%, 06/30/27(a)	EUR	250	289,931
E.ON International Finance BV 5.53%, 02/21/23	EUR	100	135,399
5.88%, 10/30/37(a)	GBP	50	90,598
6.38%, 06/07/32	GBP	50	90,229
E.ON SE, 1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	150	176,058
EnBW International Finance BV 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	100	120,054
6.13%, 07/07/39	EUR	30	57,771
Erste Abwicklungsanstalt, 0.00%, 02/25/21(a)(d)	EUR	100	112,783
Eurogrid GmbH, 3.88%, 10/22/20(a)	EUR	150	177,983
Evonik Finance BV, 0.00%, 03/08/21 (Call 12/08/20)(a)(d)	EUR	350	393,061
FMS Wertmanagement 0.00%, 10/20/20(a)(d)	EUR	200	225,541
0.13%, 04/16/20(a)	EUR	100	112,633
1.00%, 09/07/22(a)	GBP	300	389,488
1.88%, 05/09/19(a)	EUR	100	112,115
FMS Wertmanagement AoeR, 0.05%, 07/06/21(a)	EUR	300	339,371
Fresenius Finance Ireland PLC 0.88%, 01/31/22 (Call 10/31/21)(a)	EUR	100	114,311
1.50%, 01/30/24 (Call 10/30/23)(a)	EUR	200	233,863
Fresenius SE & Co. KGaA, 2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	100	122,141
Grand City Properties SA, 1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	100	112,753
Hamburg Commercial Bank AG, 0.38%, 04/27/23(a)	EUR	75	85,179
Hannover Rueck SE, 1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	400	464,087
HeidelbergCement AG, 1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	345	402,602
ING-DiBa AG, 1.25%, 10/09/33(a)	EUR	100	117,925
Innogy Finance BV 0.75%, 11/30/22 (Call 08/30/22)(a)	EUR	500	573,390
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	100	115,446
6.13%, 07/06/39(a)	GBP	50	93,924
6.25%, 06/03/30(a)	GBP	150	260,098
6.50%, 08/10/21(a)	EUR	100	128,726
KfW 0.00%, 05/25/21(a)(d)	EUR	760	859,321
0.00%, 04/28/22(d)	EUR	300	339,717
0.00%, 06/30/22(a)(d)	EUR	500	566,071
0.00%, 09/15/23(d)	EUR	200	226,364
0.05%, 05/30/24	EUR	50	56,806
0.13%, 06/01/20	EUR	710	800,941
0.13%, 02/24/23	EUR	1,000	1,137,982
0.13%, 11/07/23	EUR	1,100	1,251,669
0.13%, 01/15/24	EUR	400	455,148
0.25%, 06/30/25	EUR	1,000	1,146,443

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
0.38%, 03/15/23	EUR	300	$344,669
0.38%, 03/09/26	EUR	370	425,059
0.63%, 07/04/22	EUR	200	230,992
0.63%, 02/22/27	EUR	120	139,931
0.63%, 01/07/28	EUR	300	348,798
0.75%, 06/28/28	EUR	840	985,671
0.88%, 03/15/22(a)	GBP	500	648,559
0.88%, 07/04/39(a)	EUR	200	222,591
1.00%, 12/15/22(a)	GBP	300	389,542
1.13%, 01/15/20	EUR	240	272,083
1.13%, 12/07/21(a)	GBP	500	653,298
1.13%, 09/15/32(a)	EUR	120	143,121
1.13%, 05/09/33(a)	EUR	500	594,963
1.13%, 06/15/37(a)	EUR	100	117,248
1.25%, 10/17/19	EUR	50	56,487
1.25%, 07/04/36(a)	EUR	110	131,906
1.38%, 02/01/21(a)	GBP	120	157,635
1.38%, 12/15/25(a)	GBP	400	523,400
1.75%, 10/29/19	CAD	50	37,146
2.13%, 08/15/23	EUR	50	61,742
2.75%, 04/16/20(a)	AUD	600	426,846
2.90%, 06/06/22(a)	AUD	500	364,429
3.38%, 01/18/21	EUR	50	59,745
5.00%, 03/19/24	AUD	70	56,467
6.00%, 08/20/20	AUD	50	37,173
6.00%, 12/07/28	GBP	150	274,339
Landesbank Baden-Wuerttemberg 0.05%, 11/11/21(a)	EUR	100	112,878
0.13%, 02/21/22(a)	EUR	200	226,182
0.13%, 06/27/23(a)	EUR	500	565,220
0.20%, 12/13/21(a)	EUR	300	337,639
0.50%, 06/07/22(a)	EUR	200	226,393
Landesbank Hessen-Thueringen Girozentrale 0.00%, 11/23/20(a)(d)	EUR	200	225,194
0.88%, 03/20/28(a)	EUR	300	350,133
Landeskreditbank
Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	130	148,448
0.88%, 03/07/22(a)	GBP	100	129,360
Landwirtschaftliche Rentenbank 0.25%, 07/15/24(a)	EUR	200	228,271
0.25%, 08/29/25(a)	EUR	600	682,534
0.38%, 01/22/24(a)	EUR	100	114,921
0.50%, 02/28/29(a)	EUR	300	341,401
0.63%, 05/18/27(a)	EUR	200	232,010
1.25%, 05/20/22(a)	EUR	50	58,713
1.38%, 09/08/25(a)	GBP	200	261,304
2.60%, 03/23/27(a)	AUD	100	72,273
2.70%, 01/20/20	AUD	50	35,460
2.70%, 09/05/22(a)	AUD	70	50,793
4.75%, 05/06/26(a)	AUD	200	164,774
Linde Finance BV 0.25%, 01/18/22	EUR	394	447,005
Series 10, 2.00%, 04/18/23(a)	EUR	200	242,795
Merck KGaA 2.63%, 12/12/74 (Call 06/12/21)(a)(b)	EUR	25	29,082
3.38%, 12/12/74 (Call 12/12/24)(a)(b)	EUR	200	241,540
Muenchener Hypothekenbank eG 0.63%, 10/23/26(a)	EUR	200	230,443
2.50%, 07/04/28(a)	EUR	100	133,097

Security	Par (000)		Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.25%, 05/26/49 (Call 05/26/29)(a)(b)	EUR	100	$124,068
6.63%, 05/26/42 (Call 05/26/22)(a)(b)	GBP	100	147,886
Norddeutsche Landesbank Girozentrale, 0.25%, 10/28/26	EUR	270	301,884
NRW Bank 0.13%, 07/07/23	EUR	300	339,791
0.25%, 05/16/24(a)	EUR	150	170,611
0.38%, 01/25/23	EUR	500	571,591
0.38%, 11/17/26(a)	EUR	100	113,564
0.50%, 05/26/25(a)	EUR	300	345,042
0.50%, 05/11/26(a)	EUR	50	57,387
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	100	116,379
SAP SE 1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	469,842
2.13%, 11/13/19(a)	EUR	100	113,400
Schaeffler AG, 1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	200	230,429
Siemens Financieringsmaatschappij NV 1.25%, 02/28/31(a)	EUR	250	286,667
1.75%, 03/12/21(a)	EUR	150	174,167
2.75%, 09/10/25(a)	GBP	200	278,796
2.88%, 03/10/28(a)	EUR	200	268,484
Talanx Finanz Luxembourg SA, 8.37%, 06/15/42 (Call 06/15/22)(a)(b)	EUR	200	275,484
UniCredit Bank AG 0.13%, 03/01/22(a)	EUR	250	282,526
0.13%, 10/26/23(a)	EUR	300	338,762
Volkswagen Financial Services NV 1.75%, 04/17/20(a)	GBP	25	32,698
2.25%, 04/12/25(a)	GBP	150	192,043
Volkswagen International Finance NV 2.00%, 03/26/21(a)	EUR	100	116,219
2.50%, (Call 03/20/22)(a)(b)(c)	EUR	237	267,598
2.70%, (Call 12/14/22)(a)(b)(c)	EUR	200	223,871
3.38%, (Call 06/27/24)(a)(b)(c)	EUR	200	223,860
3.38%, 11/16/26(a)	GBP	100	134,144
3.88%, (Call 06/14/27)(a)(b)(c)	EUR	100	109,711
4.13%, 11/16/38(a)	EUR	200	255,255
4.63%, (Call 03/24/26)(a)(b)(c)	EUR	100	120,177
4.63%, (Call 06/27/28)(a)(b)(c)	EUR	100	114,616
Series 10Y, 1.88%, 03/30/27(a)	EUR	200	227,469
Series 4Y, 0.50%, 03/30/21(a)	EUR	600	676,885
Volkswagen Leasing GmbH 1.13%, 04/04/24(a)	EUR	384	435,771
2.38%, 09/06/22(a)	EUR	300	357,284
Vonovia Finance BV 0.75%, 01/25/22(a)	EUR	200	228,764
1.50%, 06/10/26(a)	EUR	100	116,644
1.63%, 12/15/20(a)	EUR	400	460,218
1.75%, 01/25/27(a)	EUR	200	236,755
VW Credit Canada Inc., 3.25%, 03/29/23	CAD	250	188,935
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	233,332

			51,247,682

Hong Kong — 0.0%
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	340,221

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hong Kong (continued)
Hutchison Whampoa Finance 14 Ltd., 1.38%, 10/31/21(a)	EUR	234	$270,581

			610,802

India — 0.0%
Bharti Airtel International Netherlands BV, 3.38%, 05/20/21(a)	EUR	300	352,274

Ireland — 0.1%
AIB Mortgage Bank, 0.88%, 02/04/23(a)	EUR	100	116,279
Bank of America Corp., 1.00%, 02/07/22(a)	EUR	175	196,123
Bank of Ireland Group PLC, 1.38%, 08/29/23(a)	EUR	150	171,659
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR	100	115,184
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	100	115,271
CRH Finance Germany GmbH, 1.75%, 07/16/21 (Call 04/16/21)(a)	EUR	100	116,010
ESB Finance DAC 1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	100	119,541
3.49%, 01/12/24(a)	EUR	100	128,207
Freshwater Finance PLC, 5.18%, 04/20/35(a)	GBP	100	171,538
Ryanair DAC, 1.13%, 08/15/23(a)	EUR	100	115,682

			1,365,494

Italy — 0.9%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	150	176,240
A2A SpA, 1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	114,430
ACEA SpA, 1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	100	110,926
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	168,226
Assicurazioni Generali SpA 4.13%, 05/04/26(a)	EUR	100	121,876
5.13%, 09/16/24(a)	EUR	100	138,187
5.50%, 10/27/47 (Call 10/27/27)(a)(b)	EUR	100	126,313
7.75%, 12/12/42 (Call 12/12/22)(a)(b)	EUR	200	267,567
Autostrade per l’Italia SpA 1.13%, 11/04/21(a)	EUR	400	454,220
1.88%, 11/04/25(a)	EUR	100	112,472
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	100	105,620
Banca Monte dei Paschi di Siena SpA 2.88%, 04/16/21(a)	EUR	100	117,135
Series 16, 2.88%, 07/16/24(a)	EUR	200	238,649
Banca Popolare di Milano Scarl, 0.63%, 06/08/23(a)	EUR	100	111,908
Banco BPM SpA, 0.75%, 03/31/22(a)	EUR	150	169,218
BPER Banca, 1.00%, 07/22/23(a)	EUR	200	228,735
Credit Agricole Italia SpA 0.25%, 09/30/24(a)	EUR	100	111,420
1.13%, 03/21/25(a)	EUR	300	349,033
Enel Finance International NV 1.38%, 06/01/26(a)	EUR	429	496,459
5.00%, 09/14/22(a)	EUR	300	393,561
5.63%, 08/14/24(a)	GBP	200	302,436
5.75%, 09/14/40(a)	GBP	50	84,956
Enel SpA, 6.63%, 09/15/76 (Call 09/15/21)(a)(b)	GBP	225	318,482
Eni SpA 0.75%, 05/17/22(a)	EUR	450	517,140
1.13%, 09/19/28(a)	EUR	150	170,563
1.75%, 01/18/24(a)	EUR	200	240,630
2.63%, 11/22/21(a)	EUR	200	239,973

Security	Par (000)		Value

Italy (continued)
FCA Bank SpA/Ireland 0.25%, 10/12/20(a)	EUR	200	$224,756
1.25%, 09/23/20(a)	EUR	100	113,811
Ferrovie dello Stato Italiane SpA, 1.50%, 06/27/25(a)	EUR	400	449,782
Hera SpA, 0.88%, 10/14/26(a)	EUR	100	108,980
Intesa Sanpaolo SpA 0.63%, 01/20/22(a)	EUR	100	114,218
0.63%, 03/23/23(a)	EUR	300	342,938
1.13%, 01/14/20(a)	EUR	300	338,930
1.38%, 01/18/24(a)	EUR	300	338,742
1.38%, 12/18/25(a)	EUR	100	118,872
2.13%, 08/30/23(a)	EUR	150	174,927
3.25%, 02/10/26(a)	EUR	100	132,844
4.38%, 10/15/19(a)	EUR	100	114,333
Iren SpA, 1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	115,409
Italgas SpA 0.50%, 01/19/22(a)	EUR	200	226,919
1.63%, 01/19/27(a)	EUR	100	116,134
Mediobanca Banca di Credito Finanziario SpA,
Series 4, 1.38%, 11/10/25(a)	EUR	300	351,353
Snam SpA, 0.88%, 10/25/26(a)	EUR	261	290,675
Societa Iniziative Autostradali e Servizi SpA, 3.38%, 02/13/24(a)	EUR	100	123,583
Terna Rete Elettrica Nazionale SpA 0.88%, 02/02/22(a)	EUR	100	114,901
1.38%, 07/26/27(a)	EUR	200	232,272
UniCredit Bank Austria AG, 0.63%, 03/20/29(a)	EUR	200	225,225
UniCredit SpA 0.38%, 10/31/26(a)	EUR	200	217,573
2.00%, 03/04/23(a)	EUR	150	174,685
3.25%, 01/14/21(a)	EUR	150	177,257
5.00%, 10/31/21(a)	EUR	200	252,433
Unione di Banche Italiane SpA 1.00%, 01/27/23(a)	EUR	250	289,446
1.13%, 10/04/27(a)	EUR	200	229,885

			11,697,258

Japan — 0.1%
American Honda Finance Corp., 1.38%, 11/10/22	EUR	100	117,029
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	229,441
East Japan Railway Co., 4.50%, 01/25/36(a)	GBP	50	85,055
Honda Canada Finance Inc., Series 16-4, 1.82%, 12/07/21	CAD	50	36,740
Mitsubishi UFJ Financial Group Inc., 0.87%, 09/07/24(a)	EUR	200	228,791
Mizuho Financial Group Inc., 1.02%, 10/11/23(a)	EUR	150	172,279
MUFG Bank Ltd., 0.88%, 03/11/22(a)	EUR	100	114,378
Nomura Europe Finance NV, 1.50%, 05/12/21(a)	EUR	100	115,265
Sumitomo Mitsui Financial Group Inc. 0.93%, 10/11/24(a)	EUR	200	229,401
1.55%, 06/15/26(a)	EUR	100	119,089
Takeda Pharmaceutical Co. Ltd., 3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	251,680
Toyota Motor Credit Corp., 0.75%, 07/21/22(a)	EUR	150	172,099

			1,871,247

Liechtenstein — 0.0%
LGT Bank AG, 1.88%, 02/08/23(a)	CHF	100	105,695

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg — 0.1%
ArcelorMittal, 2.25%, 01/17/24 (Call 10/17/23)(a)	EUR	100	$118,147
CPI Property Group SA, 1.45%, 04/14/22 (Call 03/14/22)(a)	EUR	100	112,380
JAB Holdings BV, 1.25%, 05/22/24(a)	EUR	200	228,527
Logicor Financing Sarl, 3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	100	120,324
NORD/LB Luxembourg SA Covered Bond Bank, 0.25%, 03/10/20(a)	EUR	300	337,548

			916,926

Mexico — 0.1%
America Movil SAB de CV 3.00%, 07/12/21	EUR	100	119,327
4.75%, 06/28/22	EUR	290	370,484
5.00%, 10/27/26	GBP	100	156,348
5.75%, 06/28/30	GBP	120	205,656
Petroleos Mexicanos 2.50%, 08/21/21(a)	EUR	150	171,758
2.75%, 04/21/27(a)	EUR	100	100,469
3.63%, 11/24/25(a)	EUR	300	330,330
3.75%, 02/21/24(a)	EUR	100	115,597
3.75%, 11/16/25(a)	GBP	100	121,942

			1,691,911

Netherlands — 1.5%
ABN AMRO Bank NV 0.63%, 05/31/22(a)	EUR	200	228,787
0.88%, 01/15/24(a)	EUR	500	576,147
0.88%, 01/14/26(a)	EUR	100	117,518
1.00%, 04/13/31(a)	EUR	200	231,712
1.13%, 01/12/32(a)	EUR	200	233,805
1.38%, 01/12/37(a)	EUR	100	118,602
1.45%, 04/12/38(a)	EUR	100	119,549
1.88%, 07/31/19(a)	EUR	100	112,695
2.50%, 09/05/23(a)	EUR	200	249,340
2.88%, 06/30/25 (Call 06/30/20)(a)(b)	EUR	100	115,369
3.38%, 08/15/31(a)	CHF	200	271,080
4.13%, 03/28/22(a)	EUR	300	376,643
Achmea Bank NV, 0.38%, 11/22/24(a)	EUR	300	340,174
Achmea BV, 4.25%, (Call 02/04/25)(a)(b)(c)	EUR	100	118,654
Aegon Bank NV, 0.25%, 05/25/23(a)	EUR	100	113,239
Aegon NV, 6.13%, 12/15/31	GBP	50	90,437
Akzo Nobel NV, 1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	234,278
Alliander NV, 2.88%, 06/14/24	EUR	200	254,226
ASML Holding NV, 1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	200	236,573
BNG Bank NV 0.20%, 11/09/24(a)	EUR	150	170,080
0.25%, 06/07/24(a)	EUR	300	341,771
0.38%, 01/14/22(a)	EUR	50	57,019
0.63%, 06/19/27(a)	EUR	250	287,972
0.75%, 01/11/28(a)	EUR	250	289,866
0.75%, 01/24/29(a)	EUR	200	230,698
0.88%, 10/17/35(a)	EUR	100	111,214
1.00%, 03/15/22(a)	GBP	200	259,531
1.00%, 06/17/22(a)	GBP	100	129,623
1.00%, 01/12/26(a)	EUR	200	237,136
1.38%, 10/21/30(a)	EUR	50	60,692
1.50%, 07/15/39(a)	EUR	100	119,872
1.88%, 06/06/19(a)	EUR	50	56,160

Security	Par (000)		Value

Netherlands (continued)
2.25%, 07/17/23(a)	EUR	80	$98,779
3.25%, 07/15/25(a)	AUD	200	149,706
Cooperatieve Rabobank UA 0.25%, 05/31/24(a)	EUR	200	227,063
0.50%, 12/06/22(a)	EUR	400	458,631
0.75%, 08/29/23(a)	EUR	200	228,717
1.13%, 04/08/21(a)	CHF	100	101,155
1.25%, 03/23/26(a)	EUR	100	118,723
1.38%, 02/03/27(a)	EUR	50	60,026
1.50%, 04/26/38(a)	EUR	100	120,829
2.25%, 03/23/22(a)	GBP	100	133,565
3.88%, 07/25/23(a)	EUR	400	512,272
4.13%, 01/14/20	EUR	150	173,252
4.38%, 06/07/21(a)	EUR	150	184,080
5.25%, 09/14/27(a)	GBP	100	152,978
5.38%, 08/03/60(a)	GBP	50	110,434
Series 2541, 4.00%, 09/19/22	GBP	50	70,599
de Volksbank NV 0.13%, 09/28/20(a)	EUR	200	224,526
1.00%, 03/08/28(a)	EUR	200	234,155
EXOR NV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	100	113,322
Heineken NV 1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	350	404,271
2.13%, 08/04/20(a)	EUR	100	115,391
ING Bank NV 0.70%, 04/16/20(a)	EUR	100	113,024
0.75%, 02/22/21(a)	EUR	100	113,787
1.88%, 05/22/23(a)	EUR	400	484,358
3.38%, 01/10/22(a)	EUR	100	122,940
4.00%, 01/17/20(a)	EUR	200	231,059
ING Groep NV 1.13%, 02/14/25(a)	EUR	300	343,724
1.63%, 09/26/29 (Call 09/26/24)(a)(b)	EUR	200	223,598
2.00%, 09/20/28(a)	EUR	200	239,357
2.50%, 11/15/30(a)	EUR	100	124,325
JAB Holdings BV, 1.75%, 06/25/26(a)	EUR	200	230,169
Koninklijke KPN NV 3.75%, 09/21/20(a)	EUR	150	176,652
5.63%, 09/30/24(a)	EUR	50	68,785
5.75%, 09/17/29(a)	GBP	100	151,075
LeasePlan Corp. NV, 0.75%, 10/03/22(a)	EUR	200	226,081
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	113,575
Nederlandse Gasunie NV, 0.00%, 11/18/19 (Call 10/18/19)(a)(d)	EUR	100	112,197
Nederlandse Waterschapsbank NV 0.13%, 01/17/24(a)	EUR	300	339,898
0.50%, 01/19/23(a)	EUR	100	114,939
0.50%, 04/29/30(a)	EUR	100	110,719
1.00%, 03/01/28(a)	EUR	600	710,654
1.25%, 06/07/32(a)	EUR	100	118,606
1.63%, 01/29/48(a)	EUR	100	123,174
3.00%, 03/28/22(a)	EUR	600	735,668
3.45%, 07/17/28(a)	AUD	300	228,744
NIBC Bank NV, 1.00%, 09/11/28(a)	EUR	200	230,871
NN Group NV 1.00%, 03/18/22(a)	EUR	100	114,972
4.63%, 04/08/44 (Call 04/08/24)(a)(b)	EUR	100	125,238
4.63%, 01/13/48 (Call 01/13/28)(a)(b)	EUR	100	125,887

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
Royal Schiphol Group NV, 1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	$118,658
Shell International Finance BV 0.75%, 08/15/28(a)	EUR	150	170,645
0.88%, 08/21/28(a)	CHF	75	78,237
1.25%, 03/15/22(a)	EUR	400	466,377
1.88%, 09/15/25(a)	EUR	260	322,458
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	100	115,041
TenneT Holding BV 0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	114,949
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	400	461,675
Unibail-Rodamco SE 1.88%, 01/15/31 (Call 10/15/30)(a)	EUR	200	238,440
2.13%, (Call 07/25/23)(a)(b)(c)	EUR	300	339,132
Unilever NV 0.50%, 08/12/23(a)	EUR	405	463,538
1.00%, 02/14/27(a)	EUR	100	116,645
1.63%, 02/12/33(a)	EUR	100	120,276

			19,763,083

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd./London, 0.13%, 09/22/23(a)	EUR	100	112,286
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	228,943
BNZ International Funding Ltd./London, 0.13%, 06/17/21(a)	EUR	150	169,048
Westpac Securities NZ Ltd./London 0.13%, 06/16/21(a)	EUR	100	112,735
0.38%, 02/05/24(a)	CHF	150	149,856

			772,868

Norway — 0.4%
DNB Bank ASA 1.13%, 03/01/23(a)	EUR	200	233,047
4.38%, 02/24/21(a)	EUR	100	121,296
DNB Boligkreditt AS 0.05%, 01/11/22(a)	EUR	300	338,264
0.25%, 01/23/23(a)	EUR	400	453,816
0.25%, 09/07/26(a)	EUR	200	223,282
0.38%, 01/14/21(a)	EUR	100	113,318
0.38%, 11/20/24(a)	EUR	100	113,770
1.88%, 06/18/19(a)	EUR	100	112,395
Eika Boligkreditt AS 0.50%, 08/28/25(a)	EUR	100	113,919
1.50%, 03/12/21(a)	EUR	100	115,743
Equinor ASA 1.25%, 02/17/27 (Call 11/17/26)(a)	EUR	200	236,925
2.88%, 09/10/25(a)	EUR	200	260,431
4.25%, 04/10/41(a)	GBP	100	173,084
5.63%, 03/11/21(a)	EUR	280	347,470
SpareBank 1 Boligkreditt AS 0.05%, 01/25/22(a)	EUR	200	225,525
0.50%, 01/30/25(a)	EUR	200	229,159
1.50%, 01/20/20(a)	EUR	100	113,543
1.75%, 12/18/23(a)	GBP	200	262,899
SpareBank 1 SR-Bank ASA, 0.38%, 02/10/22(a)	EUR	100	112,689
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR	200	227,070
Sparebanken Vest Boligkreditt AS, 0.50%, 02/12/26(a)	EUR	200	227,747

Security	Par (000)		Value

Norway (continued)
SR-Boligkreditt AS, 0.75%, 10/17/25(a)(f)	EUR	100	$115,859
Statkraft AS, 1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	100	117,752
Telenor ASA, 2.63%, 12/06/24(a)	EUR	100	124,764

			4,713,767

Poland — 0.0%
PKO Bank Hipoteczny SA, 0.75%, 08/27/24(a)	EUR	100	113,719
Powszechna Kasa Oszczednosci Bank Polski SA, 0.75%, 07/25/21(a)	EUR	150	170,021

			283,740

Portugal — 0.1%
Banco Santander Totta SA, 0.88%, 04/25/24(a)	EUR	200	232,698
Caixa Geral de Depositos SA, 1.00%, 01/27/22(a)	EUR	100	115,084
EDP Finance BV, 1.13%, 02/12/24(a)	EUR	404	466,409

			814,191

Qatar — 0.0%
CBQ Finance Ltd., 0.70%, 03/22/21(a)	CHF	300	296,299

Russia — 0.0%
Gazprom OAO Via Gaz Capital SA, 4.36%, 03/21/25(a)	EUR	200	252,998

Singapore — 0.0%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	200	225,516

Spain — 1.2%
Abertis Infraestructuras SA 1.00%, 02/27/27(a)	EUR	100	107,617
1.50%, 06/27/24 (Call 03/27/24)(a)	EUR	100	115,391
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR	200	234,731
AyT Cedulas Cajas Global, Series 10, 4.25%, 10/25/23	EUR	100	132,629
AyT Cedulas Cajas VIII FTA, Series VIII, 4.25%, 11/18/19	EUR	300	344,464
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR	300	407,117
Banco Bilbao Vizcaya Argentaria SA 0.63%, 05/17/21(a)	EUR	300	342,020
0.63%, 01/17/22(a)	EUR	400	455,654
0.63%, 03/18/23	EUR	200	229,948
0.88%, 11/22/26(a)	EUR	200	233,213
3.50%, 02/10/27(a)	EUR	200	248,771
Banco de Sabadell SA 0.13%, 10/20/23(a)	EUR	100	112,507
0.63%, 11/03/20(a)	EUR	200	227,112
1.00%, 04/26/27(a)	EUR	100	115,555
Banco Popular Espanol SA, 0.75%, 09/29/20(a)	EUR	200	227,379
Banco Santander SA 0.75%, 09/09/22(a)	EUR	100	115,477
0.75%, 06/12/23(a)	CHF	200	200,143
1.13%, 11/27/24(a)	EUR	100	118,530
1.13%, 10/25/28(a)	EUR	200	235,387
1.38%, 02/09/22(a)	EUR	300	347,087
2.00%, 11/27/34(a)	EUR	100	128,103
2.13%, 10/08/19(a)	EUR	100	113,266
2.50%, 03/18/25(a)	EUR	300	354,601
Bankia SA 1.00%, 03/14/23(a)	EUR	300	348,650
1.00%, 09/25/25(a)	EUR	100	115,973
4.00%, 02/03/25	EUR	100	135,595
4.13%, 03/24/36	EUR	100	160,408

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain (continued)
Bankinter SA 0.88%, 08/03/22(a)	EUR	100	$115,476
1.00%, 02/05/25(a)	EUR	200	233,841
CaixaBank SA 0.63%, 11/12/20(a)	EUR	200	227,153
0.75%, 04/18/23(a)	EUR	100	113,367
1.00%, 01/17/28(a)	EUR	400	465,037
1.13%, 01/12/23(a)	EUR	200	226,576
1.13%, 03/27/26(a)	EUR	200	225,140
1.25%, 01/11/27(a)	EUR	100	118,714
2.75%, 07/14/28 (Call 07/14/23)(a)(b)	EUR	200	232,086
Series 29, 3.63%, 01/18/21	EUR	100	119,528
Cedulas TDA 6 Fond de Titulizacion de Activos, 3.88%, 05/23/25	EUR	300	411,188
Criteria Caixa SAU, 1.50%, 05/10/23(a)	EUR	200	229,318
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	458,918
Deutsche Bank AG 0.25%, 05/15/23(a)	EUR	250	283,585
2.63%, 02/12/26(a)	EUR	300	344,958
Deutsche Bank SA Espanola 0.63%, 12/15/21(a)	EUR	200	228,847
1.13%, 01/20/23(a)	EUR	100	116,464
Deutsche Kreditbank AG, 0.88%, 10/02/28(a)	EUR	100	116,121
Deutsche Post AG, 1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	118,916
Enagas Financiaciones SAU, 1.00%, 03/25/23(a)	EUR	100	115,734
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	177,492
Ferrovial Emisiones SA, 2.50%, 07/15/24(a)	EUR	100	123,002
Iberdrola Finanzas SA 1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	232,655
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	200	232,707
1.62%, 11/29/29(a)	EUR	200	238,954
4.13%, 03/23/20	EUR	50	58,160
Iberdrola International BV 1.13%, 01/27/23(a)	EUR	200	233,263
3.25%, (Call 11/12/24)(a)(b)(c)	EUR	100	118,970
Inmobiliaria Colonial Socimi SA, 2.00%, 04/17/26 (Call 01/17/26)(a)	EUR	300	348,532
Mapfre SA, 4.38%, 03/31/47 (Call 03/31/27)(a)(b)	EUR	100	121,774
Merlin Properties Socimi SA, 1.75%, 05/26/25 (Call 02/26/25)(a)	EUR	100	114,701
Merlin Properties SOCIMI SA, 1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	100	114,790
Naturgy Finance BV, 1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	300	346,821
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR	100	115,541
Programa Cedulas TDA Fondo de Titulizacion de Activos 4.25%, 03/28/27	EUR	200	288,843
Series A4, 4.13%, 04/10/21	EUR	100	121,432
Series A6, 4.25%, 04/10/31	EUR	100	155,938
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR	400	459,008
Santander Consumer Finance SA, 1.00%, 05/26/21(a)	EUR	300	343,284
Telefonica Emisiones SAU 1.46%, 04/13/26(a)	EUR	100	116,446
1.48%, 09/14/21(a)	EUR	100	116,041

Security	Par (000)		Value

Spain (continued)
1.53%, 01/17/25(a)	EUR	200	$235,836
1.72%, 01/12/28(a)	EUR	200	234,433
2.32%, 10/17/28(a)	EUR	100	122,349
4.69%, 11/11/19(a)	EUR	100	114,958
5.29%, 12/09/22(a)	GBP	150	219,115

			15,513,340

Supranational — 0.6%
Asian Development Bank, 2.65%, 01/11/23	AUD	500	363,088
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR	500	573,042
Council Of Europe Development Bank, 1.13%, 12/15/21(a)	GBP	200	261,215
European Financial Stability Facility, 0.50%, 07/11/25(a)	EUR	1,000	1,154,736
European Investment Bank 0.38%, 07/16/25	EUR	1,000	1,149,794
0.38%, 05/15/26(a)	EUR	510	586,864
1.38%, 03/07/25(a)	GBP	600	785,608
1.50%, 04/15/21	EUR	2,000	2,327,471
European Union, 1.38%, 10/04/29(a)	EUR	350	430,187
Nordic Investment Bank, 1.13%, 03/16/22(a)	GBP	200	261,119

			7,893,124

Sweden — 1.1%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/15/25)(a)	GBP	100	126,706
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	112,481
Danske Hypotek AB, Series 2112, 1.00%, 12/15/21(a)	SEK	2,000	215,015
Essity AB, 0.63%, 03/28/22 (Call 12/28/21)(a)	EUR	260	296,193
Investor AB, 1.50%, 09/12/30 (Call 06/12/30)(a)	EUR	200	235,004
Lansforsakringar Hypotek AB 0.25%, 04/12/23(a)	EUR	100	113,413
0.63%, 03/27/25(a)	EUR	400	459,855
Series 516, 1.25%, 09/20/23(a)	SEK	2,500	272,665
Nordea Hypotek AB
Series 5531, 1.00%, 04/08/22(a)	SEK	7,500	808,001
Series 5533, 1.25%, 09/20/23(a)	SEK	8,000	872,647
Securitas AB, 1.25%, 03/15/22(a)	EUR	200	230,916
Skandinaviska Enskilda Banken AB 0.15%, 02/11/21(a)	EUR	100	112,940
0.25%, 06/20/24(a)	EUR	250	283,081
0.30%, 02/17/22(a)	EUR	150	169,573
1.25%, 08/05/22(a)	GBP	200	257,995
1.88%, 11/14/19(a)	EUR	100	113,350
3.00%, 06/19/19(a)	SEK	2,000	211,232
Series 576, 1.00%, 12/20/23(a)	SEK	4,000	431,994
Stadshypotek AB 0.38%, 02/22/23(a)	EUR	200	228,078
0.38%, 02/21/24(a)	EUR	150	170,941
0.38%, 12/06/24(a)	EUR	200	227,536
1.50%, 12/15/21(a)	SEK	2,000	217,960
1.50%, 03/01/24(a)	SEK	6,000	662,999
1.63%, 10/30/20(a)	EUR	100	115,310
Series 1587, 1.50%, 06/01/23(a)	SEK	5,000	550,727
Svenska Handelsbanken AB 0.50%, 03/21/23(a)	EUR	500	569,243
2.25%, 08/27/20(a)	EUR	300	347,093

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
Sveriges Sakerstallda Obligationer AB 0.38%, 10/05/20(a)	EUR	100	$113,211
0.50%, 01/29/25(a)	EUR	500	572,359
0.88%, 03/29/27(a)	EUR	100	116,621
1.00%, 03/17/21(a)	SEK	4,000	428,611
Swedbank AB 0.25%, 11/07/22(a)	EUR	200	223,788
1.25%, 12/29/21(a)	GBP	200	257,481
Swedbank Hypotek AB 0.13%, 07/18/22(a)	EUR	150	169,463
0.38%, 03/11/22(a)	EUR	100	113,834
1.13%, 12/07/21(a)	GBP	400	518,905
Series 180, 5.70%, 05/12/20(a)	SEK	1,000	111,458
Series 189, 1.00%, 12/16/20(a)	SEK	2,000	213,857
Series 191, 1.00%, 06/15/22(a)	SEK	9,000	969,998
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	125	146,771
Telia Co. AB 2.13%, 02/20/34 (Call 11/20/33)(a)	EUR	100	114,951
3.00%, 04/04/78 (Call 04/04/23)(a)(b)	EUR	100	114,410
4.00%, 03/22/22(a)	EUR	100	124,406
4.75%, 11/16/21	EUR	230	287,935
Vattenfall AB 6.25%, 03/17/21(a)	EUR	490	614,156
6.88%, 04/15/39(a)	GBP	50	106,919
Volvo Treasury AB, 4.85%, 03/10/78 (Call 03/10/23)(a)(b)	EUR	100	124,839

			13,856,921

Switzerland — 0.7%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	200	230,192
Argentum Netherlands BV for Givaudan SA, 1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	200	233,146
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.50%, 10/01/46 (Call 10/01/26)(a)(b)	EUR	200	249,921
Credit Suisse AG/Guernsey, 1.75%, 01/15/21(a)	EUR	200	231,655
Credit Suisse AG/London 1.38%, 11/29/19(a)	EUR	200	226,260
4.75%, 08/05/19(a)	EUR	50	56,766
Credit Suisse Group AG, 2.13%, 09/12/25 (Call 09/12/24)(a)(b)	GBP	200	254,571
Credit Suisse Group Funding Guernsey Ltd. 1.00%, 04/14/23(a)	CHF	100	101,273
1.25%, 04/14/22(a)	EUR	500	577,760
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27)(a)(b)(c)	EUR	100	127,359
Glencore Canada Financial Corp., 7.38%, 05/27/20(a)	GBP	50	69,176
Glencore Finance Europe Ltd. 1.25%, 03/17/21 (Call 12/17/20)(a)	EUR	200	227,975
3.75%, 04/01/26 (Call 01/01/26)(a)	EUR	100	129,258
Holcim Finance Luxembourg SA 1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	280	327,682
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	200	241,016
LafargeHolcim Ltd., 3.00%, 11/22/22(a)	CHF	100	108,231
Nestle Finance International Ltd., 0.75%, 11/08/21(a)	EUR	100	114,720
Nestle Holdings Inc., 0.25%, 10/04/27(a)	CHF	900	900,362
Novartis Finance SA 0.63%, 09/20/28(a)	EUR	100	112,152
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	200	234,650

Security		Par (000)	Value

Switzerland (continued)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
Series 482, 0.00%, 06/14/24(a)(d)	CHF	1,600	$1,593,374
Series 483, 0.00%, 01/27/27(a)(d)	CHF	1,000	985,682
Richemont International Holding SA, 1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	250	297,067
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	199,272
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30)(a)(b)	EUR	100	114,456
Swiss Re ReAssure Ltd., 1.38%, 05/27/23(a)	EUR	250	290,931
UBS AG/London 0.13%, 11/05/21 (Call 10/05/21)(a)	EUR	200	224,804
1.25%, 09/03/21(a)	EUR	200	230,936
1.38%, 04/16/21(a)	EUR	150	173,296
UBS Group Funding Switzerland AG, 1.50%, 11/30/24 (Call 11/30/23)(a)	EUR	400	467,449

			9,331,392

United Arab Emirates — 0.0%
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR	200	249,390
IPIC GMTN Ltd., 6.88%, 03/14/26(a)	GBP	100	169,813

			419,203

United Kingdom — 2.8%
AA Bond Co. Ltd., 2.88%, 07/31/43 (Call 10/31/21)(a)	GBP	100	126,667
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	159,522
Affordable Housing Finance PLC, 3.80%, 05/20/42(a)	GBP	100	172,276
Anglian Water Services Financing PLC, 4.50%, 02/22/26(a)	GBP	100	140,948
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	200	229,185
Annington Funding PLC 2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	100	129,730
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	100	131,447
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	136	220,897
AstraZeneca PLC, 0.25%, 05/12/21 (Call 02/12/21)(a)	EUR	200	225,418
Aviva PLC 1.88%, 11/13/27(a)	EUR	100	118,353
3.88%, 07/03/44 (Call 07/03/24)(a)(b)	EUR	100	120,980
5.90%, (Call 07/27/20)(a)(b)(c)	GBP	25	33,854
6.13%, (Call 09/29/22)(b)(c)	GBP	200	282,230
6.88%, 05/20/58 (Call 05/20/38)(b)	GBP	50	83,971
Bank of Scotland PLC 4.50%, 07/13/21(a)	EUR	200	247,126
4.88%, 12/20/24	GBP	125	191,443
Barclays Bank PLC 4.25%, 01/12/22(a)	GBP	100	140,640
6.63%, 03/30/22(a)	EUR	300	390,653
10.00%, 05/21/21(a)	GBP	100	150,881
Barclays PLC 1.38%, 01/24/26 (Call 01/24/25)(a)(b)	EUR	400	448,930
1.88%, 03/23/21(a)	EUR	100	115,754
3.13%, 01/17/24(a)	GBP	100	133,444
3.25%, 01/17/33	GBP	100	124,114

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	100	$113,793
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	200	222,690
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	131,948
6.00%, 11/24/34(a)	GBP	50	83,169
7.25%, 03/12/24	GBP	150	238,453
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)(a)	EUR	200	233,832
5.13%, 12/01/25(a)	GBP	150	237,979
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)(a)	EUR	400	466,915
1.95%, 03/03/25(a)	EUR	150	183,665
3.47%, 05/15/25(a)	CAD	500	387,623
4.15%, 06/01/20(a)	EUR	150	176,055
British Telecommunications PLC
1.13%, 03/10/23(a)	EUR	100	115,369
1.75%, 03/10/26(a)	EUR	200	234,874
2.13%, 09/26/28(a)	EUR	100	117,616
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	200	266,901
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP	117	176,163
BUPA Finance PLC, 2.00%, 04/05/24(a)	GBP	200	260,248
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	100	126,768
3.13%, 03/21/40(a)	GBP	100	133,751
Centrica PLC, 7.00%, 09/19/33(a)	GBP	150	283,587
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50 (Call 06/20/29)(a)(b)	GBP	150	194,540
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP	50	107,626
Clarion Funding PLC, 2.63%, 01/18/29(a)	GBP	100	132,168
CNH Industrial Finance Europe SA, 1.38%, 05/23/22 (Call 02/23/22)(a)	EUR	200	229,598
Compass Group International BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	314,659
Coventry Building Society, 5.88%, 09/28/22(a)	GBP	200	296,664
CPUK Finance Ltd., 3.69%, 08/28/28 (Call 05/28/28)(a)	GBP	100	136,264
CYBG PLC, 3.13%, 06/22/25 (Call 06/22/24)(a)(b)	GBP	150	191,066
Diageo Finance PLC, 2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	100	126,151
DS Smith PLC, Series EMT7, 1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	200	228,072
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	76,353
Eversholt Funding PLC, 3.53%, 08/07/42(a)	GBP	100	127,085
FCE Bank PLC
1.88%, 06/24/21(a)	EUR	100	114,913
2.73%, 06/03/22(a)	GBP	100	130,197
G4S International Finance PLC, 1.50%, 06/02/24 (Call 03/02/24)(a)	EUR	100	111,616
Gatwick Funding Ltd.
3.13%, 09/28/39(a)	GBP	100	132,821
6.13%, 03/02/26(a)	GBP	100	161,598
GlaxoSmithKline Capital PLC
0.00%, 09/12/20 (Call 08/12/20)(a)(d)	EUR	200	224,402
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR	400	460,693
5.25%, 12/19/33	GBP	100	174,006
6.38%, 03/09/39	GBP	100	201,487
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	75	122,939

Security		Par (000)	Value

United Kingdom (continued)
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP	150	$198,608
Hammerson PLC
1.75%, 03/15/23 (Call 12/15/22)(a)	EUR	100	115,775
7.25%, 04/21/28	GBP	25	41,581
HBOS PLC, 4.50%, 03/18/30 (Call 03/18/25)(b)	EUR	200	254,953
Heathrow Funding Ltd.
1.50%, 02/11/30(a)	EUR	150	172,422
2.75%, 08/09/49(a)	GBP	100	125,079
5.23%, 02/15/23(a)	GBP	50	73,897
6.45%, 12/10/31(a)	GBP	200	371,021
Series MPLE, 3.78%, 09/04/32 (Call 06/04/30)(a)	CAD	200	153,541
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31)(a)(b)(c)	GBP	150	251,412
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	50	81,064
6.50%, 07/07/23(a)	GBP	50	76,267
HSBC Holdings PLC
0.88%, 09/06/24(a)	EUR	337	384,350
2.26%, 11/13/26 (Call 11/13/25)(a)(b)	GBP	200	256,822
3.00%, 07/22/28 (Call 07/22/27)(b)	GBP	200	265,384
3.13%, 06/07/28	EUR	200	258,620
3.20%, 12/05/23	CAD	50	37,941
6.50%, 05/20/24(a)	GBP	50	78,419
6.75%, 09/11/28(a)	GBP	150	251,251
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	100	114,094
4.88%, 06/07/32 (Call 03/07/32)(a)	GBP	100	148,578
5.00%, 12/02/19(a)	EUR	100	115,400
8.13%, 03/15/24(a)	GBP	50	82,073
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	100	115,660
InterContinental Hotels Group PLC, 3.75%, 08/14/25 (Call 05/14/25)(a)	GBP	100	138,441
Land Securities Capital Markets PLC, 2.63%, 09/22/37(a)	GBP	100	130,010
Leeds Building Society, 4.88%, 11/16/20(a)	GBP	100	137,754
Legal & General Finance PLC, 5.88%, 04/05/33(a)	GBP	25	45,545
Legal & General Group PLC, 5.38%, 10/27/45 (Call 10/27/25)(a)(b)	GBP	100	142,900
Lloyds Bank PLC
0.38%, 01/18/21(a)	EUR	100	113,232
0.50%, 07/22/20(a)	EUR	200	226,258
0.63%, 03/26/25(a)	EUR	300	343,583
1.38%, 04/16/21(a)	EUR	200	231,026
5.13%, 03/07/25(a)	GBP	200	311,325
6.50%, 03/24/20(a)	EUR	150	177,390
7.50%, 04/15/24(a)	GBP	100	163,959
7.63%, 04/22/25(a)	GBP	100	166,870
Lloyds Banking Group PLC
0.75%, 11/09/21(a)	EUR	100	113,743
2.25%, 10/16/24(a)	GBP	200	260,641
4.00%, 03/07/25	AUD	250	182,477
London & Quadrant Housing Trust Ltd, 2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	261,671
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP	50	87,966
London Stock Exchange Group PLC, 1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	100	118,103
Manchester Airport Group Funding PLC, 4.13%, 04/02/24(a)	GBP	100	143,877
Marks & Spencer PLC, 3.00%, 12/08/23(a)	GBP	100	131,984

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	$127,234
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP	200	294,236
Motability Operations Group PLC, 2.38%, 03/14/32(a)	GBP	100	131,169
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	150	171,028
Nationwide Building Society
0.13%, 01/25/21(a)	EUR	200	225,604
0.50%, 02/23/24(a)	EUR	200	228,444
0.75%, 06/25/19(a)	EUR	100	112,256
1.13%, 06/03/22(a)	EUR	100	115,336
2.00%, 07/25/29 (Call 07/25/24)(a)(b)	EUR	150	168,986
2.25%, 06/25/29(a)	EUR	300	387,586
3.25%, 01/20/28(a)	GBP	100	140,072
Natwest Markets PLC
0.63%, 03/02/22(a)	EUR	500	561,359
5.50%, 03/23/20(a)	EUR	50	58,714
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20(a)	GBP	200	272,432
4.75%, 01/22/24(a)	GBP	50	75,825
4.75%, 11/29/35	GBP	50	92,630
NGG Finance PLC
4.25%, 06/18/76 (Call 06/18/20)(a)(b)	EUR	100	116,648
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	200	282,282
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	100	133,156
Northumbrian Water Finance PLC, 1.63%, 10/11/26(a)	GBP	100	124,719
Notting Hill Housing Trust
3.75%, 12/20/32(a)	GBP	100	141,262
5.25%, 07/07/42(a)	GBP	150	256,605
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	137,635
Peabody Capital No. 2 PLC, 3.25%, 09/14/48(a)	GBP	100	132,753
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	100	129,887
Phoenix Group Holdings PLC, 4.13%, 07/20/22(a)	GBP	250	336,557
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	100	133,074
Prudential PLC
5.63%, 10/20/51 (Call 10/20/31)(a)	GBP	100	139,354
6.13%, 12/19/31(a)	GBP	150	259,171
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR	250	291,872
RL Finance Bonds No. 2 PLC, 6.13%, 11/30/43 (Call 11/30/23)(a)(b)	GBP	100	145,983
Rolls-Royce PLC, 0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	200	228,430
Royal Bank of Scotland Group PLC, 2.50%, 03/22/23(a)	EUR	100	119,141
Sanctuary Capital PLC, 6.70%, 03/23/39	GBP	50	102,668
Santander UK Group Holdings PLC
1.13%, 09/08/23(a)	EUR	100	113,767
2.92%, 05/08/26 (Call 05/08/25)(a)(b)	GBP	100	132,281
Santander UK PLC
0.25%, 08/09/21(a)	EUR	100	113,181
1.13%, 03/10/25(a)	EUR	300	347,009
1.25%, 09/18/24(a)	EUR	240	284,695
1.63%, 11/26/20(a)	EUR	200	230,663
5.25%, 02/16/29(a)	GBP	150	252,767
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	200	288,420
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	128,957

Security		Par (000)	Value

United Kingdom (continued)
Severn Trent Utilities Finance PLC
2.75%, 12/05/31(a)	GBP	100	$133,277
3.63%, 01/16/26(a)	GBP	100	141,729
Sky Ltd.
1.50%, 09/15/21(a)	EUR	300	348,327
2.25%, 11/17/25(a)	EUR	200	248,361
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	116,124
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	100	169,600
Southern Electric Power Distribution PLC, 5.50%, 06/07/32(a)	GBP	150	253,918
Southern Gas Networks PLC
3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	100	135,424
Series A7, 4.88%, 03/21/29(a)	GBP	50	79,372
Southern Water Services Finance Ltd. 6.19%, 03/31/29(a)	GBP	25	43,772
Series A4, 6.64%, 03/31/26(a)	GBP	170	284,086
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	300	338,127
3.88%, (Call 09/10/20)(a)(b)(c)	GBP	100	131,998
Standard Chartered PLC 1.63%, 10/03/27 (Call 10/03/26)(a)(b)	EUR	150	175,110
3.63%, 11/23/22(a)	EUR	100	123,406
4.00%, 10/21/25 (Call 10/21/20)(a)(b)	EUR	100	117,456
4.38%, 01/18/38(a)	GBP	100	162,475
Standard Life Aberdeen PLC, 5.50%, 12/04/42 (Call 12/04/22)(a)(b)	GBP	100	144,499
Student Finance PLC, 2.67%, 09/30/24(a)	GBP	100	127,587
Thames Water Utilities Finance PLC
2.63%, 01/24/32(a)	GBP	100	126,584
2.88%, 05/03/27(a)	GBP	250	316,546
5.75%, 09/13/30 (Call 09/13/22)(b)	GBP	50	71,078
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP	100	194,140
UNITE USAF II PLC, 3.37%, 06/30/28(a)	GBP	100	138,130
United Utilities Water Finance PLC, 2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	100	130,451
United Utilities Water Ltd., 4.25%, 01/24/20(a)	EUR	150	173,284
University of Oxford, 2.54%, 12/08/17(a)	GBP	100	128,309
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	98,413
0.50%, 01/30/24(a)	EUR	100	112,385
1.13%, 11/20/25(a)	EUR	200	228,715
1.25%, 08/25/21(a)	EUR	100	115,193
1.75%, 08/25/23(a)	EUR	600	712,987
3.00%, 08/12/56(a)	GBP	100	109,336
4.20%, 12/13/27(a)	AUD	400	294,882
4.20%, 10/03/78 (Call 10/03/28)(a)	EUR	100	113,697
5.63%, 12/04/25	GBP	50	78,731
5.90%, 11/26/32(a)	GBP	50	86,911
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)(a)	EUR	100	117,117
4.00%, 05/09/59(a)	GBP	100	194,100
Western Power Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	200	258,876
Western Power Distribution West Midlands PLC 3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	100	142,216
6.00%, 05/09/25(a)	GBP	150	237,449
WPP Finance SA, 2.25%, 09/22/26(a)	EUR	100	120,575
Yorkshire Building Society, 1.25%, 03/17/22(a)	EUR	100	114,362

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Yorkshire Water Finance PLC, 3.63%, 08/01/29	GBP	100	$145,004

			36,057,714

United States — 2.8%
3M Co., 0.38%, 02/15/22 (Call 11/15/21)	EUR	100	113,424
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	200	235,963
AbbVie Inc.
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	112,361
1.38%, 05/17/24 (Call 02/17/24)	EUR	200	234,296
Allergan Funding SCS
1.25%, 06/01/24 (Call 03/01/24)	EUR	100	114,167
1.50%, 11/15/23 (Call 10/15/23)	EUR	100	116,286
Altria Group Inc., 2.20%, 06/15/27 (Call 04/15/27)	EUR	350	404,628
American Honda Finance Corp., 0.55%, 03/17/23	EUR	300	341,021
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	150	172,701
American Tower Corp., 1.95%, 05/22/26 (Call 02/22/26)	EUR	125	146,771
Amgen Inc.
0.41%, 03/08/23(a)	CHF	100	99,932
4.00%, 09/13/29(a)	GBP	100	146,558
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	404,251
0.75%, 02/25/30(a)	CHF	150	154,156
0.88%, 05/24/25 (Call 02/24/25)	EUR	400	465,741
3.05%, 07/31/29	GBP	200	289,270
3.35%, 01/10/24(a)	AUD	150	110,834
Series MPLE, 2.51%, 08/19/24 (Call 06/19/24)	CAD	200	149,897
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR	150	172,548
AT&T Inc.
1.30%, 09/05/23 (Call 06/05/23)	EUR	100	116,673
1.45%, 06/01/22 (Call 03/01/22)	EUR	300	349,595
3.15%, 09/04/36 (Call 06/04/36)	EUR	200	246,433
3.55%, 12/17/32 (Call 09/17/32)	EUR	200	262,419
4.38%, 09/14/29	GBP	100	146,283
4.88%, 06/01/44	GBP	150	232,784
5.50%, 03/15/27(a)	GBP	150	234,663
7.00%, 04/30/40	GBP	50	97,174
Series MPLE, 2.85%, 05/25/24 (Call 03/25/24)	CAD	200	148,513
Series MPLE, 4.00%, 11/25/25 (Call 09/25/25)	CAD	150	116,815
Series MPLE, 4.85%, 05/25/47 (Call 11/25/46)	CAD	150	112,892
Bank of America Corp.
0.74%, 02/07/22 (Call 02/07/21)(a)(b)	EUR	200	226,749
1.66%, 04/25/28 (Call 04/25/27)(a)(b)	EUR	200	234,022
2.30%, 07/25/25(a)	GBP	200	263,708
2.38%, 06/19/24(a)	EUR	300	367,888
2.50%, 07/27/20(a)	EUR	150	173,496
6.13%, 09/15/21(a)	GBP	200	288,195
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)	CAD	200	152,752
Berkshire Hathaway Inc.
0.75%, 03/16/23 (Call 12/16/22)	EUR	200	229,403
1.13%, 03/16/27 (Call 12/16/26)	EUR	300	348,088
Booking Holdings Inc., 2.15%, 11/25/22 (Call 08/25/22)	EUR	383	458,944
Celanese U.S. Holdings LLC, 1.13%, 09/26/23 (Call 06/26/23)	EUR	381	438,106
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	200	227,906
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR	200	223,235

Security		Par (000)	Value

United States (continued)
1.38%, 10/27/21(a)	EUR	400	$463,858
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	150	173,879
5.15%, 05/21/26(a)	GBP	100	154,592
7.38%, 09/01/39(a)	GBP	100	220,941
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	50,081
0.75%, 03/09/23 (Call 12/09/22)	EUR	350	402,930
1.25%, 03/08/31	EUR	250	287,322
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	118,694
Coca-Cola European Partners PLC, 1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	239,805
DH Europe Finance SA, 2.50%, 07/08/25 (Call 04/08/25)	EUR	100	124,394
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	281,455
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	250	290,469
Eli Lilly & Co., 1.63%, 06/02/26 (Call 03/02/26)	EUR	250	303,099
FedEx Corp., 1.63%, 01/11/27 (Call 10/11/26)	EUR	100	118,104
Fidelity National Information Services Inc., 1.10%, 07/15/24 (Call 04/15/24)	EUR	200	227,309
Ford Credit Canada Co., 3.35%, 09/19/22	CAD	200	146,750
Ford Motor Credit Co. LLC, 3.02%, 03/06/24	EUR	200	235,461
GE Capital European Funding Un Ltd. Co., 4.63%, 02/22/27	EUR	100	137,013
GE Capital European Funding Unlimited Co. 2.63%, 03/15/23(a)	EUR	300	361,749
5.38%, 01/23/20	EUR	150	174,510
GE Capital UK Funding Un Ltd. Co. 4.13%, 09/13/23(a)	GBP	100	139,594
6.25%, 05/05/38	GBP	50	85,340
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	200	221,589
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	114,707
1.50%, 05/17/29 (Call 02/17/29)	EUR	100	109,272
2.13%, 05/17/37 (Call 02/17/37)	EUR	200	204,528
4.13%, 09/19/35(a)	EUR	100	132,747
General Motors Financial Co. Inc, 2.20%, 04/01/24 (Call 03/01/24)(a)	EUR	200	235,060
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24(a)	CHF	250	247,110
1.63%, 07/27/26(a)	EUR	275	318,958
2.00%, 07/27/23(a)	EUR	200	237,553
2.00%, 03/22/28(a)	EUR	300	353,128
2.63%, 08/19/20(a)	EUR	100	115,959
2.88%, 06/03/26(a)	EUR	50	62,754
5.50%, 10/12/21	GBP	200	283,810
7.25%, 04/10/28	GBP	100	176,710
HCN Canadian Holdings-1 LP, 3.35%, 11/25/20	CAD	100	75,359
Honeywell International Inc., 0.65%, 02/21/20	EUR	200	225,577
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR	100	125,594
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	887,300
1.13%, 09/06/24	EUR	100	116,943
1.25%, 05/26/23	EUR	400	469,067
1.75%, 01/31/31	EUR	200	235,497
2.75%, 12/21/20	GBP	100	133,623
International Flavors & Fragrances Inc, 1.80%, 09/25/26 (Call 06/25/26)	EUR	100	117,870
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	152,331

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	100	$115,845
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	242,860
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	50,471
0.63%, 01/25/24 (Call 11/25/23)(a)	EUR	267	302,908
1.50%, 10/26/22(a)	EUR	400	469,529
1.50%, 01/27/25(a)	EUR	150	177,981
1.81%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	200	236,264
2.63%, 04/23/21(a)	EUR	200	236,129
3.50%, 12/18/26(a)	GBP	100	143,829
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)(a)	EUR	100	115,436
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	100	117,350
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	100	116,771
Mastercard Inc., 1.10%, 12/01/22 (Call 09/01/22)	EUR	200	231,678
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	100	98,532
0.63%, 01/29/24(a)	EUR	500	569,938
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	400	454,198
5.88%, 04/23/32	GBP	25	44,161
McKesson Corp., 1.50%, 11/17/25 (Call 08/17/25)	EUR	250	290,738
Medtronic Global Holdings SCA
0.38%, 03/07/23 (Call 02/07/23)	EUR	300	339,360
1.13%, 03/07/27 (Call 12/07/26)	EUR	290	335,078
Merck & Co. Inc., 0.50%, 11/02/24 (Call 08/02/24)	EUR	100	114,282
Metropolitan Life Global Funding I
0.88%, 01/20/22(a)	EUR	150	172,002
2.63%, 12/05/22(a)	GBP	450	609,117
Microsoft Corp., 2.13%, 12/06/21 (Call 09/06/21)	EUR	310	366,473
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)(a)	CHF	50	50,020
1.63%, 01/20/23 (Call 10/20/22)	EUR	200	235,692
Morgan Stanley
1.00%, 12/02/22	EUR	350	401,785
1.34%, 10/23/26 (Call 10/23/25)(b)	EUR	200	229,298
1.75%, 03/11/24	EUR	200	236,658
2.38%, 03/31/21	EUR	188	220,424
5.38%, 08/10/20	EUR	50	59,942
Series MPLE, 3.00%, 02/07/24	CAD	200	150,508
Mylan NV, 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	200	231,346
Nasdaq Inc., 1.75%, 03/28/29 (Call 12/28/28)	EUR	200	229,154
National Grid North America Inc., 0.75%, 08/08/23(a)	EUR	100	114,165
Oracle Corp., 3.13%, 07/10/25	EUR	100	130,902
PepsiCo Inc., 2.15%, 05/06/24 (Call 03/06/24)	CAD	200	147,440
Pfizer Inc.
0.25%, 03/06/22 (Call 02/06/22)	EUR	550	622,863
6.50%, 06/03/38(a)	GBP	50	104,806
Philip Morris International Inc.
1.88%, 03/03/21	EUR	240	278,869
2.88%, 03/03/26	EUR	300	382,681
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	200	228,264
2.00%, 08/16/22(a)	EUR	200	239,648
Procter & Gamble Co. (The), 1.88%, 10/30/38	EUR	100	122,948
Prologis Euro Finance LLC, 1.88%, 01/05/29 (Call 10/05/28)	EUR	100	118,600
Prologis LP, 1.38%, 05/13/21 (Call 02/13/21)	EUR	100	114,935

Security		Par (000)	Value

United States (continued)
Simon International Finance SCA, 1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	100	$116,460
Southern Power Co., Series 2016, 1.00%, 06/20/22	EUR	100	115,346
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	100	128,186
Thermo Fisher Scientific Inc.
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	234,980
1.45%, 03/16/27 (Call 12/16/26)	EUR	200	235,419
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	150	232,688
Toyota Motor Credit Corp.
0.63%, 11/21/24(a)	EUR	200	227,890
1.00%, 03/09/21(a)	EUR	50	57,236
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	100	120,797
5.13%, 02/12/50(a)	GBP	50	99,219
United Technologies Corp., 1.15%, 05/18/24 (Call 02/18/24)	EUR	300	347,564
Verizon Communications Inc.
1.00%, 11/30/27(a)	CHF	200	202,652
1.38%, 11/02/28	EUR	200	231,774
3.38%, 10/27/36	GBP	100	139,577
4.05%, 02/17/25(a)	AUD	200	149,916
Series 20Y, 2.88%, 01/15/38	EUR	200	253,706
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	200	239,007
Walmart Inc.
4.88%, 09/21/29	EUR	150	238,264
5.63%, 03/27/34	GBP	100	186,525
5.75%, 12/19/30	GBP	25	45,344
Wells Fargo & Co.
1.00%, 02/02/27(a)	EUR	200	224,503
1.38%, 06/30/22(a)	GBP	250	322,096
1.38%, 10/26/26(a)	EUR	450	522,869
1.50%, 05/24/27(a)	EUR	150	174,614
2.25%, 09/03/20(a)	EUR	100	115,557
3.50%, 09/12/29(a)	GBP	100	141,902
3.87%, 05/21/25	CAD	25	19,306
Series MPLE, 2.09%, 04/25/22	CAD	200	147,361
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP	100	150,383
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR	100	112,328
WPC Eurobond BV, 2.25%, 07/19/24 (Call 05/19/24)	EUR	100	118,561

			36,025,844

Total Corporate Bonds & Notes — 24.3% (Cost: $318,243,626)			317,823,390

Foreign Government Obligations

Australia — 2.5%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	1,700	1,203,413
2.00%, 12/21/21(a)	AUD	2,650	1,899,075
2.25%, 05/21/28(a)	AUD	2,200	1,610,997
2.50%, 05/21/30(a)	AUD	902	676,876
2.75%, 10/21/19(a)	AUD	750	531,134
2.75%, 04/21/24(a)	AUD	2,390	1,791,360
2.75%, 11/21/27(a)	AUD	1,920	1,461,139
2.75%, 11/21/28(a)	AUD	1,030	786,276
2.75%, 11/21/29(a)	AUD	1,100	843,808

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
2.75%, 06/21/35(a)	AUD	320	$245,550
2.75%, 05/21/41(a)	AUD	510	383,294
3.00%, 03/21/47(a)	AUD	580	452,963
3.25%, 04/21/25(a)	AUD	1,850	1,432,283
3.25%, 04/21/29(a)	AUD	1,480	1,179,369
3.25%, 06/21/39(a)	AUD	330	269,359
3.75%, 04/21/37(a)	AUD	630	546,837
4.25%, 04/21/26(a)	AUD	1,700	1,406,072
4.50%, 04/21/33(a)	AUD	1,050	967,769
4.75%, 04/21/27(a)	AUD	1,000	864,926
5.50%, 04/21/23(a)	AUD	1,600	1,308,204
5.75%, 05/15/21(a)	AUD	3,330	2,550,640
5.75%, 07/15/22(a)	AUD	1,200	962,369
Australian Capital Territory, 2.50%, 05/21/26(a)	AUD	60	43,456
New South Wales Treasury Corp.
3.00%, 05/20/27(a)	AUD	100	75,002
3.00%, 03/20/28	AUD	540	404,317
3.00%, 11/15/28(a)	AUD	200	149,710
3.00%, 04/20/29(a)	AUD	100	74,584
4.00%, 04/20/23	AUD	500	384,327
4.00%, 05/20/26(a)	AUD	700	558,785
5.00%, 08/20/24	AUD	150	122,886
6.00%, 05/01/20(a)	AUD	50	36,758
6.00%, 03/01/22	AUD	300	237,332
Northern Territory Treasury Corp., 2.50%, 11/21/22	AUD	300	216,153
Queensland Treasury Corp.
2.75%, 08/20/27(e)	AUD	950	696,420
3.00%, 03/22/24(e)	AUD	150	111,565
3.25%, 07/21/28(e)	AUD	200	151,885
3.25%, 08/21/29(e)	AUD	200	151,602
3.50%, 08/21/30(e)	AUD	600	463,663
4.00%, 06/21/19(e)	AUD	200	141,254
4.25%, 07/21/23(e)	AUD	150	116,639
4.75%, 07/21/25(e)	AUD	680	558,313
5.75%, 07/22/24(a)	AUD	400	336,826
6.00%, 07/21/22(a)	AUD	170	136,193
6.25%, 02/21/20(a)	AUD	50	36,516
South Australian Government Financing Authority
1.50%, 09/22/22(a)	AUD	100	70,094
2.75%, 05/24/30	AUD	500	359,446
3.00%, 09/20/27(a)	AUD	350	260,924
5.00%, 05/20/21	AUD	80	60,273
Tasmanian Public Finance Corp., 4.00%, 06/11/24(a)	AUD	40	31,029
Treasury Corp. of Victoria
1.75%, 07/27/21(a)	AUD	200	141,460
2.50%, 10/22/29	AUD	500	356,155
3.00%, 10/20/28(a)	AUD	500	374,772
5.50%, 12/17/24	AUD	490	413,233
6.00%, 10/17/22	AUD	380	307,476
Western Australian Treasury Corp.
2.50%, 07/22/20(a)	AUD	150	106,797
2.50%, 07/23/24	AUD	100	72,676
2.75%, 10/20/22	AUD	800	584,359
3.00%, 10/21/26	AUD	150	112,151
3.00%, 10/21/27	AUD	40	29,826
3.25%, 07/20/28	AUD	500	379,280
5.00%, 07/23/25(a)	AUD	50	41,561

			32,279,411

Security		Par (000)	Value

Austria — 1.1%
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(d)	EUR	150	$151,622
Republic of Austria Government Bond
0.00%, 07/15/23(d)(e)	EUR	700	796,093
0.50%, 04/20/27(e)	EUR	1,270	1,469,518
0.50%, 02/20/29(e)	EUR	550	628,103
0.75%, 02/20/28(e)	EUR	600	705,114
1.20%, 10/20/25(e)	EUR	1,687	2,053,348
1.50%, 02/20/47(e)	EUR	286	353,056
1.50%, 11/02/86(e)	EUR	370	429,869
1.65%, 10/21/24(e)	EUR	734	907,535
2.40%, 05/23/34(e)	EUR	560	782,463
3.15%, 06/20/44(e)	EUR	520	865,061
3.40%, 11/22/22(e)	EUR	763	972,465
3.50%, 09/15/21(e)	EUR	740	909,248
3.65%, 04/20/22(e)	EUR	350	440,484
3.80%, 01/26/62(e)	EUR	335	697,745
3.90%, 07/15/20(e)	EUR	539	636,387
4.15%, 03/15/37(e)	EUR	690	1,211,318
4.85%, 03/15/26(e)	EUR	250	375,365
6.25%, 07/15/27	EUR	274	462,404

			14,847,198

Belgium — 2.0%
Flemish Community (The), 1.50%, 07/12/38(a)	EUR	100	116,166
Kingdom of Belgium Government Bond
0.20%, 10/22/23(e)	EUR	860	985,025
0.50%, 10/22/24(e)	EUR	1,000	1,160,149
0.80%, 06/22/27(e)	EUR	400	469,569
0.80%, 06/22/28(e)	EUR	1,814	2,118,132
0.90%, 06/22/29(e)	EUR	530	620,462
1.00%, 06/22/26(e)	EUR	1,310	1,565,190
1.00%, 06/22/31(e)	EUR	900	1,050,539
1.25%, 04/22/33(a)	EUR	690	820,601
1.45%, 06/22/37(e)	EUR	310	368,196
1.60%, 06/22/47(e)	EUR	695	812,340
1.70%, 06/22/50(e)	EUR	300	352,268
1.90%, 06/22/38(e)	EUR	480	609,164
2.15%, 06/22/66(e)	EUR	260	327,578
2.25%, 06/22/23(a)	EUR	1,001	1,243,916
2.25%, 06/22/57(e)	EUR	140	181,944
2.60%, 06/22/24(e)	EUR	1,100	1,411,399
3.00%, 06/22/34(e)	EUR	740	1,080,685
3.75%, 09/28/20(e)	EUR	850	1,010,475
3.75%, 06/22/45(a)	EUR	532	914,453
4.00%, 03/28/22	EUR	200	253,554
4.00%, 03/28/32(a)	EUR	400	632,375
4.25%, 09/28/21(e)	EUR	1,500	1,876,086
4.25%, 09/28/22(e)	EUR	500	650,780
4.25%, 03/28/41(e)	EUR	1,107	1,962,790
4.50%, 03/28/26(e)	EUR	850	1,247,624
5.00%, 03/28/35(e)	EUR	560	1,006,338
5.50%, 03/28/28	EUR	569	929,627

			25,777,425

Bulgaria — 0.0%
Bulgaria Government International Bond
2.95%, 09/03/24(a)	EUR	400	513,281
3.00%, 03/21/28(a)	EUR	100	132,004

			645,285

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada — 4.7%
Canada Housing Trust, 2.00%, 12/15/19(e)	CAD	100	$74,448
Canada Housing Trust No. 1
1.15%, 12/15/21(e)	CAD	200	146,456
1.20%, 06/15/20(e)	CAD	100	73,893
1.25%, 06/15/21(e)	CAD	880	647,656
1.50%, 12/15/21(e)	CAD	200	147,777
1.75%, 06/15/22(e)	CAD	1,250	928,812
1.90%, 09/15/26(e)	CAD	160	117,662
1.95%, 12/15/25(e)	CAD	210	155,610
2.25%, 12/15/25(e)	CAD	100	75,476
2.35%, 06/15/23(e)	CAD	600	455,459
2.35%, 06/15/27(e)	CAD	700	530,042
2.35%, 03/15/28(e)	CAD	350	264,813
2.55%, 12/15/23(e)	CAD	500	383,151
2.55%, 03/15/25(e)	CAD	120	92,208
2.65%, 03/15/28(e)	CAD	200	154,912
2.65%, 12/15/28(e)	CAD	920	713,164
2.90%, 06/15/24(e)	CAD	350	273,004
3.15%, 09/15/23(e)	CAD	500	392,146
Canadian Government Bond
0.50%, 03/01/22	CAD	1,220	880,564
0.75%, 03/01/21	CAD	6,000	4,394,915
0.75%, 09/01/21	CAD	3,840	2,802,298
1.00%, 09/01/22	CAD	1,200	876,075
1.75%, 03/01/23	CAD	645	482,920
2.00%, 09/01/23	CAD	1,850	1,401,376
2.00%, 06/01/28	CAD	1,070	815,473
2.00%, 12/01/51	CAD	620	461,128
2.25%, 02/01/21	CAD	3,090	2,324,024
2.50%, 06/01/24	CAD	2,380	1,850,445
2.75%, 06/01/22	CAD	1,000	770,086
2.75%, 12/01/48	CAD	700	607,041
2.75%, 12/01/64	CAD	330	303,459
3.50%, 06/01/20	CAD	2,062	1,562,319
3.50%, 12/01/45	CAD	640	620,888
4.00%, 06/01/41	CAD	1,145	1,152,482
5.00%, 06/01/37	CAD	1,270	1,379,024
5.75%, 06/01/33	CAD	1,590	1,751,671
City of Montreal Canada
3.15%, 12/01/36	CAD	250	188,163
3.50%, 09/01/23	CAD	60	47,137
City of Ottawa Ontario, 3.10%, 07/27/48	CAD	100	74,153
City of Toronto Canada
2.40%, 06/07/27	CAD	250	183,653
2.95%, 04/28/35	CAD	50	36,929
3.50%, 12/06/21	CAD	400	309,304
Financement-Quebec, 2.45%, 12/01/19	CAD	200	149,254
Hydro-Quebec
4.00%, 02/15/55	CAD	100	94,375
5.00%, 02/15/45	CAD	400	414,743
5.00%, 02/15/50	CAD	720	775,429
6.50%, 02/15/35	CAD	100	109,970
9.63%, 07/15/22	CAD	320	295,117
Labrador-Island Link Funding Trust, 3.76%, 06/01/33(e)	CAD	300	255,658
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	224,567
4.88%, 06/03/19	CAD	130	96,907
Muskrat Falls/Labrador Transmission Assets Funding Trust, 3.63%, 06/01/29(e)	CAD	300	248,909

Security		Par (000)	Value

Canada (continued)
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD	300	$308,510
OPB Finance Trust, 2.98%, 01/25/27 (Call 10/25/26)	CAD	200	152,892
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR	200	228,677
1.60%, 09/01/22	CAD	250	184,194
2.20%, 06/01/26	CAD	100	73,978
2.35%, 06/01/25	CAD	50	37,561
2.55%, 12/15/22	CAD	200	152,064
2.55%, 06/01/27	CAD	580	436,901
2.90%, 12/01/28	CAD	350	270,053
3.05%, 12/01/48	CAD	450	346,746
3.10%, 06/01/50	CAD	200	155,989
3.30%, 12/01/46	CAD	190	152,477
3.45%, 12/01/43	CAD	25	20,444
3.90%, 12/01/33	CAD	200	169,765
Province of British Columbia Canada
2.55%, 06/18/27	CAD	100	75,803
2.80%, 06/18/48	CAD	580	434,802
2.85%, 06/18/25	CAD	50	38,788
2.95%, 12/18/28	CAD	200	156,236
3.20%, 06/18/44	CAD	480	384,421
3.25%, 12/18/21	CAD	650	501,411
3.30%, 12/18/23	CAD	400	315,293
4.95%, 06/18/40	CAD	170	170,551
5.00%, 06/18/31	CAD	120	112,526
6.35%, 06/18/31	CAD	40	41,716
Province of Manitoba Canada
0.75%, 12/15/21(a)	GBP	100	128,732
1.15%, 11/21/19	CAD	150	111,118
2.45%, 06/02/25	CAD	50	37,737
2.60%, 06/02/27	CAD	200	150,734
2.85%, 09/05/46	CAD	190	137,843
3.00%, 06/02/28	CAD	300	232,464
3.20%, 03/05/50	CAD	130	101,431
3.40%, 09/05/48	CAD	280	226,021
4.10%, 03/05/41	CAD	100	87,734
4.15%, 06/03/20	CAD	50	38,112
4.60%, 03/05/38	CAD	70	64,521
Province of New Brunswick Canada
2.35%, 08/14/27	CAD	570	420,047
2.60%, 08/14/26	CAD	200	151,005
2.85%, 06/02/23	CAD	50	38,411
3.10%, 08/14/48	CAD	100	74,896
3.55%, 06/03/43	CAD	210	168,698
4.50%, 06/02/20	CAD	40	30,593
4.55%, 03/26/37	CAD	60	53,998
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	100,272
3.30%, 10/17/46	CAD	250	190,533
3.70%, 10/17/48	CAD	120	98,614
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	300	218,651
3.15%, 12/01/51	CAD	100	78,414
3.50%, 06/02/62	CAD	30	25,664
4.40%, 06/01/42	CAD	20	18,594
4.70%, 06/01/41	CAD	200	192,041
Province of Ontario Canada
0.38%, 06/14/24(a)	EUR	200	227,433
0.63%, 04/17/25(a)	EUR	200	229,836
1.35%, 03/08/22	CAD	1,090	799,909

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
1.95%, 01/27/23	CAD	150	$111,744
2.40%, 06/02/26	CAD	200	150,025
2.60%, 09/08/23	CAD	1,000	762,875
2.60%, 06/02/25	CAD	250	190,574
2.60%, 06/02/27	CAD	1,700	1,286,778
2.65%, 02/05/25	CAD	1,000	765,797
2.80%, 06/02/48	CAD	1,040	765,929
2.85%, 06/02/23	CAD	50	38,476
2.90%, 06/02/28	CAD	500	386,496
2.90%, 12/02/46	CAD	430	322,030
2.90%, 06/02/49	CAD	800	601,909
3.00%, 09/28/20(a)	EUR	50	58,670
3.45%, 06/02/45	CAD	640	527,163
3.50%, 06/02/24	CAD	470	373,928
3.50%, 06/02/43	CAD	900	743,430
4.00%, 06/02/21	CAD	200	155,449
4.20%, 06/02/20	CAD	50	38,136
4.60%, 06/02/39	CAD	400	377,128
4.65%, 06/02/41	CAD	1,300	1,249,699
4.70%, 06/02/37	CAD	800	753,756
5.60%, 06/02/35	CAD	500	508,374
5.85%, 03/08/33	CAD	60	61,009
6.20%, 06/02/31	CAD	80	81,944
6.50%, 03/08/29	CAD	50	50,126
Province of Quebec Canada
0.88%, 01/15/25(a)	EUR	100	116,866
0.88%, 05/04/27(a)	EUR	550	638,964
1.65%, 03/03/22	CAD	400	296,459
2.45%, 03/01/23	CAD	1,000	759,077
2.50%, 09/01/26	CAD	800	605,120
2.75%, 09/01/25	CAD	250	192,568
2.75%, 09/01/27	CAD	500	383,742
2.75%, 09/01/28	CAD	390	299,191
3.00%, 09/01/23	CAD	50	38,815
3.50%, 12/01/45	CAD	860	720,726
3.50%, 12/01/48	CAD	450	381,092
3.75%, 09/01/24	CAD	100	80,794
4.25%, 12/01/21	CAD	200	157,954
4.25%, 12/01/43	CAD	450	419,508
4.50%, 12/01/20	CAD	50	38,771
5.00%, 12/01/38	CAD	720	713,534
5.00%, 12/01/41	CAD	500	507,709
5.75%, 12/01/36	CAD	50	52,682
6.25%, 06/01/32	CAD	110	115,120
Province of Saskatchewan Canada
2.65%, 06/02/27	CAD	450	341,304
2.75%, 12/02/46	CAD	300	216,934
3.10%, 06/02/50	CAD	100	77,855
3.20%, 06/03/24	CAD	20	15,692
3.40%, 02/03/42	CAD	100	80,587
4.75%, 06/01/40	CAD	100	96,084
PSP Capital Inc., 1.73%, 06/21/22(a)	CAD	300	222,244
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD	100	83,430
Regional Municipality of York, 2.60%, 12/15/25	CAD	50	37,736
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD	250	195,674

			61,170,676

Security		Par (000)	Value

Chile — 0.0%
Chile Government International Bond, 1.75%, 01/20/26	EUR	300	$361,910

China — 0.8%
Agricultural Development Bank of China
3.95%, 02/26/31	CNY	3,000	439,063
4.00%, 11/12/25	CNY	6,500	965,563
4.24%, 06/01/21	CNY	8,000	1,207,076
China Government Bond
2.75%, 03/17/23	CNY	11,600	1,696,108
3.22%, 12/06/25	CNY	15,000	2,197,360
3.29%, 10/18/23	CNY	10,000	1,489,902
3.97%, 07/23/48	CNY	4,500	667,892
4.50%, 06/23/41	CNY	4,000	660,447
Export-Import Bank of China (The)
0.25%, 03/14/20(a)	EUR	100	112,282
0.75%, 05/28/23(a)	EUR	100	113,381
3.74%, 09/25/21	CNY	10,000	1,491,726

			11,040,800

Colombia — 0.0%
Colombia Government International Bond, 3.88%, 03/22/26 (Call 12/22/25)	EUR	100	131,148

Cyprus — 0.0%
Cyprus Government International Bond, 4.25%, 11/04/25(a)	EUR	300	407,836

Czech Republic — 0.2%
Czech Republic Government Bond
0.45%, 10/25/23(a)	CZK	3,500	144,547
0.95%, 05/15/30(a)	CZK	10,500	410,524
1.00%, 06/26/26(a)	CZK	7,000	288,589
2.50%, 08/25/28(a)	CZK	7,000	321,783
2.75%, 07/23/29	CZK	6,000	280,855
3.63%, 04/14/21(a)	EUR	50	60,170
3.85%, 09/29/21(a)	CZK	2,600	119,465
4.20%, 12/04/36(a)	CZK	2,200	118,908
4.70%, 09/12/22(a)	CZK	4,000	191,907
5.70%, 05/25/24(a)	CZK	8,750	457,367
Czech Republic International, 3.88%, 05/24/22(a)	EUR	200	251,608

			2,645,723

Denmark — 0.5%
Denmark Government Bond
0.50%, 11/15/27	DKK	6,320	997,070
1.50%, 11/15/23	DKK	2,650	433,096
1.75%, 11/15/25	DKK	4,740	806,583
3.00%, 11/15/21	DKK	6,400	1,049,350
4.50%, 11/15/39	DKK	7,900	2,134,499
7.00%, 11/10/24	DKK	500	106,044
Kommunekredit
0.50%, 01/24/25(a)	EUR	300	344,222
0.75%, 05/18/27(a)	EUR	120	138,759

			6,009,623

Finland — 0.6%
Finland Government Bond
0.00%, 04/15/22(d)(e)	EUR	600	681,437
0.38%, 09/15/20(e)	EUR	700	794,351
0.50%, 04/15/26(e)	EUR	581	675,622
0.50%, 09/15/27(e)	EUR	530	612,765
0.50%, 09/15/28(e)	EUR	530	608,708

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Finland (continued)
0.88%, 09/15/25(e)	EUR	470	$560,503
1.13%, 04/15/34(e)	EUR	520	625,469
1.38%, 04/15/47(e)	EUR	50	62,325
1.50%, 04/15/23(e)	EUR	600	722,953
1.63%, 09/15/22(e)	EUR	50	59,961
2.00%, 04/15/24(e)	EUR	340	424,412
2.63%, 07/04/42(e)	EUR	391	608,467
3.38%, 04/15/20(e)	EUR	50	58,134
3.50%, 04/15/21(e)	EUR	400	483,712
Finnvera OYJ
0.75%, 08/07/28(a)	EUR	200	231,626
1.13%, 05/17/32(a)	EUR	100	117,843
Municipality Finance PLC, 0.75%, 09/07/27(a)	EUR	150	174,527

			7,502,815

France — 9.4%
Agence Francaise de Developpement
0.25%, 07/21/26(a)	EUR	500	558,098
0.50%, 10/25/22(a)	EUR	200	229,064
1.00%, 01/31/28(a)	EUR	200	233,509
1.38%, 07/05/32(a)	EUR	100	118,661
1.50%, 10/31/34(a)	EUR	100	118,021
3.63%, 04/21/20(a)	EUR	50	58,162
Agence France Locale, 0.50%, 06/20/24(a)	EUR	100	114,412
Bpifrance Financement SA
0.13%, 11/25/20(a)	EUR	100	112,806
0.25%, 02/14/23(a)	EUR	300	340,678
0.75%, 10/25/21(a)	EUR	100	114,740
0.75%, 11/25/24(a)	EUR	100	116,158
0.88%, 09/26/28(a)	EUR	200	230,609
1.00%, 05/25/27(a)	EUR	100	117,297
Caisse d’Amortissement de la Dette Sociale
0.05%, 11/25/20(a)	EUR	700	789,911
0.13%, 11/25/22(a)	EUR	400	454,502
0.13%, 10/25/23(a)	EUR	1,000	1,135,628
1.13%, 05/25/19(a)	EUR	100	112,179
1.38%, 11/25/24(a)	EUR	550	665,659
2.50%, 10/25/22	EUR	50	61,492
4.00%, 12/15/25(a)	EUR	300	424,314
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24(a)	CHF	150	166,475
2.50%, 03/29/21(a)	CHF	500	519,588
3.50%, 06/22/20	EUR	150	175,445
3.90%, 01/18/21	EUR	150	180,195
4.00%, 06/17/22	EUR	150	190,110
4.30%, 02/24/23	EUR	300	392,905
Caisse des Depots et Consignations, 0.20%, 03/01/22(a)	EUR	100	113,824
Caisse Francaise de Financement Local
0.20%, 04/27/23(a)	EUR	400	453,601
0.38%, 05/11/24(a)	EUR	100	114,204
0.63%, 04/13/26(a)	EUR	200	230,178
0.75%, 01/11/27(a)	EUR	100	115,796
0.75%, 09/27/27(a)	EUR	100	115,224
1.00%, 04/25/28(a)	EUR	500	586,765
1.45%, 01/16/34(a)	EUR	200	241,560
3.50%, 09/24/20(a)	EUR	200	236,132
5.38%, 07/08/24(a)	EUR	100	143,122
City of Paris France, 1.38%, 11/20/34(a)	EUR	100	118,251

Security		Par (000)	Value

France (continued)
French Republic Government Bond OAT
0.00%, 02/25/21(a)(d)	EUR	3,320	$3,758,752
0.00%, 05/25/21(a)(d)	EUR	4,070	4,613,386
0.00%, 02/25/22(a)(d)	EUR	3,300	3,748,276
0.00%, 05/25/22(a)(d)	EUR	8,816	10,021,678
0.00%, 03/25/24(a)(d)	EUR	2,700	3,062,444
0.25%, 11/25/20(a)	EUR	3,580	4,063,583
0.25%, 11/25/26(a)	EUR	1,600	1,819,085
0.50%, 05/25/25(a)	EUR	1,800	2,093,735
0.50%, 05/25/26(a)	EUR	1,460	1,694,227
0.75%, 05/25/28(a)	EUR	800	936,879
0.75%, 11/25/28(a)	EUR	2,500	2,918,669
1.00%, 11/25/25(a)	EUR	1,800	2,159,680
1.00%, 05/25/27(a)	EUR	2,700	3,237,704
1.25%, 05/25/34(a)	EUR	2,210	2,642,938
1.25%, 05/25/36(e)	EUR	1,020	1,205,243
1.50%, 05/25/31(a)	EUR	2,910	3,624,541
1.50%, 05/25/50(e)	EUR	350	401,522
1.75%, 05/25/23(a)	EUR	3,130	3,812,199
1.75%, 11/25/24(a)	EUR	2,950	3,664,544
1.75%, 06/25/39(e)	EUR	750	949,172
1.75%, 05/25/66(e)	EUR	775	909,069
2.00%, 05/25/48(e)	EUR	1,434	1,861,197
2.25%, 10/25/22(a)	EUR	2,060	2,525,448
2.25%, 05/25/24(a)	EUR	1,120	1,415,196
2.50%, 10/25/20(a)	EUR	3,520	4,124,791
2.50%, 05/25/30(a)	EUR	2,610	3,572,513
2.75%, 10/25/27(a)	EUR	1,400	1,915,427
3.00%, 04/25/22(a)	EUR	3,230	3,997,596
3.25%, 10/25/21(a)	EUR	2,000	2,453,527
3.25%, 05/25/45(a)	EUR	1,392	2,260,774
3.50%, 04/25/26(a)	EUR	1,050	1,469,755
3.75%, 04/25/21(a)	EUR	2,130	2,591,929
4.00%, 10/25/38(a)	EUR	1,256	2,170,040
4.00%, 04/25/55(a)	EUR	846	1,621,216
4.00%, 04/25/60(a)	EUR	1,080	2,126,112
4.25%, 10/25/23(a)	EUR	2,000	2,706,604
4.50%, 04/25/41(a)	EUR	2,140	4,014,633
4.75%, 04/25/35(a)	EUR	1,584	2,839,079
5.50%, 04/25/29(a)	EUR	1,450	2,457,105
5.75%, 10/25/32(a)	EUR	1,562	2,918,946
6.00%, 10/25/25(a)	EUR	150	234,547
Regie Autonome des Transports Parisiens 0.88%, 05/25/27(a)	EUR	100	116,304
2.88%, 09/09/22(a)	EUR	50	61,878
Region of Ile de France, 0.50%, 06/14/25(a)	EUR	100	114,685
SA de Gestion de Stocks de Securite, 0.63%, 10/20/28(a)	EUR	200	226,263
SFIL SA, 0.10%, 10/18/22(a)	EUR	100	112,857
UNEDIC ASSEO
0.13%, 11/25/24	EUR	200	224,414
0.30%, 11/04/21(a)	EUR	100	113,770
0.63%, 02/17/25(a)	EUR	100	116,014
0.63%, 03/03/26(a)	EUR	600	695,189
0.88%, 10/25/22(a)	EUR	300	348,838
1.50%, 04/20/32(a)	EUR	300	367,690

			123,310,938

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany — 6.8%
Bundesobligation
0.00%, 04/09/21(a)(d)	EUR	1,821	$2,064,877
0.00%, 10/08/21(a)(d)	EUR	3,134	3,562,993
0.00%, 10/07/22(a)(d)	EUR	1,121	1,280,301
0.00%, 10/13/23(a)(d)	EUR	1,138	1,302,280
0.25%, 10/16/20(a)	EUR	2,428	2,754,639
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(d)	EUR	1,693	1,930,663
0.25%, 02/15/27(a)	EUR	881	1,021,904
0.25%, 08/15/28(a)	EUR	350	402,812
0.25%, 02/15/29(a)	EUR	1,040	1,192,604
0.50%, 02/15/25(a)	EUR	2,200	2,591,087
0.50%, 02/15/26(a)	EUR	3,380	3,991,609
1.00%, 08/15/24(a)	EUR	568	684,472
1.00%, 08/15/25(a)	EUR	2,980	3,622,058
1.25%, 08/15/48(a)	EUR	1,461	1,896,781
1.50%, 09/04/22(a)	EUR	1,164	1,395,314
1.50%, 02/15/23(a)	EUR	1,902	2,297,281
1.50%, 05/15/23(a)	EUR	2,235	2,710,207
1.50%, 05/15/24(a)	EUR	1,500	1,846,231
1.75%, 07/04/22(a)	EUR	1,482	1,784,381
1.75%, 02/15/24(a)	EUR	1,515	1,879,006
2.00%, 01/04/22(a)	EUR	1,360	1,630,691
2.25%, 09/04/20(a)	EUR	1,140	1,326,607
2.25%, 09/04/21(a)	EUR	5,621	6,721,333
2.50%, 01/04/21(a)	EUR	2,050	2,419,775
2.50%, 07/04/44(a)	EUR	1,348	2,188,195
2.50%, 08/15/46(a)	EUR	1,553	2,561,261
3.00%, 07/04/20(a)	EUR	900	1,051,225
3.25%, 07/04/21(a)	EUR	602	731,333
3.25%, 07/04/42(a)	EUR	1,300	2,325,725
4.00%, 01/04/37(a)	EUR	1,599	2,905,513
4.25%, 07/04/39(a)	EUR	899	1,746,025
4.75%, 07/04/28(a)	EUR	1,100	1,782,599
4.75%, 07/04/34(a)	EUR	2,015	3,768,504
4.75%, 07/04/40(a)	EUR	1,348	2,818,053
5.50%, 01/04/31(a)	EUR	970	1,775,299
6.25%, 01/04/30(a)	EUR	353	660,079
Free and Hanseatic City of Hamburg
0.50%, 04/27/26(a)	EUR	150	172,225
1.45%, 11/05/38(a)	EUR	100	120,037
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20(a)	EUR	175	197,937
0.25%, 03/18/24	EUR	500	569,534
0.63%, 10/25/27(a)	EUR	100	115,135
0.63%, 02/13/29(a)	EUR	300	342,689
HSH Finanzfonds AoeR, 0.13%, 09/20/24	EUR	100	112,328
Land Baden-Wuerttemberg
0.63%, 01/16/25(a)	EUR	300	348,347
0.63%, 01/27/26(a)	EUR	100	116,029
Land Berlin
0.25%, 04/22/25(a)	EUR	300	340,517
0.63%, 03/20/26(a)	EUR	100	115,868
0.75%, 11/11/22(a)	EUR	50	57,981
1.38%, 06/05/37(a)	EUR	420	500,762
1.50%, 08/28/20(a)	EUR	150	172,333
3.13%, 08/17/21(a)	EUR	30	36,294
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	67,264
0.50%, 03/02/27(a)	EUR	100	114,415

Security		Par (000)	Value

Germany (continued)
State of Brandenburg, 1.13%, 07/04/33(a)	EUR	100	$116,408
State of Bremen
0.00%, 06/06/19(a)(d)	EUR	200	224,234
0.50%, 10/07/22(a)	EUR	100	114,859
1.20%, 01/30/34(a)	EUR	200	232,718
State of Hesse
0.00%, 09/15/21(a)(d)	EUR	200	225,599
0.38%, 07/04/22(a)	EUR	50	57,178
0.38%, 07/06/26	EUR	200	227,670
0.63%, 08/02/28(a)	EUR	250	286,793
0.75%, 08/04/36(a)	EUR	200	216,717
1.75%, 01/20/23(a)	EUR	50	60,153
State of Lower Saxony
0.00%, 08/02/24(a)(d)	EUR	280	314,461
0.38%, 01/09/26(a)	EUR	200	228,141
0.40%, 07/10/20(a)	EUR	50	56,566
0.50%, 06/08/26(a)	EUR	450	516,621
0.75%, 02/15/28(a)	EUR	300	348,485
State of North Rhine-Westphalia Germany
0.00%, 02/16/21(a)(d)	EUR	150	169,233
0.00%, 12/05/22(a)(d)	EUR	400	451,714
0.20%, 02/16/24(a)	EUR	310	352,225
0.25%, 03/13/26(a)	EUR	300	339,424
0.50%, 02/16/27(a)	EUR	500	572,689
0.63%, 11/17/23(a)	EUR	500	579,430
0.63%, 07/21/31(a)	EUR	160	177,454
0.75%, 08/16/41(a)	EUR	50	51,468
1.10%, 03/13/34(a)	EUR	300	347,940
1.45%, 02/16/43(a)	EUR	250	294,571
1.55%, 06/16/48(a)	EUR	50	59,576
1.63%, 10/24/30(a)	EUR	50	62,130
1.65%, 05/16/47(a)	EUR	70	85,506
1.75%, 05/17/19(a)	EUR	200	224,333
1.75%, 10/26/57(a)	EUR	180	220,561
1.88%, 09/15/22(a)	EUR	50	60,050
1.95%, 09/26/78(a)	EUR	250	303,973
2.15%, 03/21/19(a)	EUR	100	117,363
State of Rhineland-Palatinate, 0.75%, 01/19/26(a)	EUR	500	584,457
State of Schleswig-Holstein Germany, 0.38%, 10/30/24	EUR	300	343,257

			88,747,369

Hungary — 0.2%
Hungary Government Bond
1.00%, 09/23/20	HUF	55,000	192,569
1.75%, 10/26/22	HUF	178,130	623,283
2.50%, 10/27/21	HUF	50,000	179,957
2.75%, 12/22/26	HUF	40,000	138,933
3.00%, 10/27/27	HUF	50,000	175,244
5.50%, 06/24/25	HUF	75,000	306,410
6.75%, 10/22/28	HUF	70,000	316,165
Hungary Government International Bond, 1.25%, 10/22/25(a)	EUR	250	290,037

			2,222,598

Indonesia — 0.7%
Indonesia Government International Bond
2.63%, 06/14/23(a)	EUR	150	179,889
3.75%, 06/14/28(a)	EUR	200	260,527

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Indonesia Treasury Bond
7.00%, 05/15/27	IDR	25,000,000	$1,686,702
7.50%, 08/15/32	IDR	18,000,000	1,184,943
8.25%, 05/15/29	IDR	6,750,000	487,421
8.25%, 05/15/36	IDR	18,000,000	1,253,469
8.38%, 03/15/24	IDR	15,790,000	1,156,504
8.38%, 09/15/26	IDR	9,000,000	654,354
12.80%, 06/15/21	IDR	18,000,000	1,408,421
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	7,600,000	544,928

			8,817,158

Ireland — 0.6%
Ireland Government Bond
0.80%, 03/15/22(a)	EUR	500	579,447
0.90%, 05/15/28(a)	EUR	470	549,731
1.00%, 05/15/26(a)	EUR	780	925,118
1.30%, 05/15/33(a)	EUR	273	320,824
1.35%, 03/18/31(a)	EUR	320	383,054
1.70%, 05/15/37(a)	EUR	410	499,757
2.00%, 02/18/45(a)	EUR	570	726,807
2.40%, 05/15/30(a)	EUR	680	904,196
3.40%, 03/18/24(a)	EUR	217	285,524
3.90%, 03/20/23(a)	EUR	750	978,783
5.00%, 10/18/20	EUR	785	950,306
5.40%, 03/13/25	EUR	375	553,091

			7,656,638

Israel — 0.3%
Israel Government Bond — Fixed
1.00%, 04/30/21	ILS	1,270	355,562
1.25%, 11/30/22	ILS	1,000	280,942
1.75%, 08/31/25	ILS	2,980	844,737
2.00%, 03/31/27	ILS	900	256,728
2.25%, 09/28/28	ILS	1,430	411,384
3.75%, 03/31/24	ILS	1,050	327,482
5.00%, 01/31/20	ILS	100	28,739
5.50%, 01/31/22	ILS	500	156,829
5.50%, 01/31/42	ILS	1,110	453,547
6.25%, 10/30/26	ILS	350	129,598
Israel Government International Bond
1.50%, 01/18/27(a)	EUR	100	118,873
1.50%, 01/16/29(a)	EUR	200	235,742
2.38%, 01/18/37(a)	EUR	100	124,062

			3,724,225

Italy — 6.8%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22(a)	EUR	200	219,503
1.50%, 06/21/24(a)	EUR	100	109,430
2.13%, 03/21/26(a)	EUR	100	111,527
Italy Buoni Poliennali Del Tesoro
0.20%, 10/15/20	EUR	1,800	2,016,898
0.35%, 11/01/21	EUR	2,420	2,688,500
0.45%, 06/01/21(a)	EUR	2,456	2,748,587
0.65%, 11/01/20	EUR	3,694	4,163,838
0.65%, 10/15/23	EUR	5,810	6,313,458
0.90%, 08/01/22(a)	EUR	1,735	1,933,974
0.95%, 03/15/23	EUR	1,450	1,607,514
1.20%, 04/01/22	EUR	2,731	3,082,884
1.25%, 12/01/26(a)	EUR	1,100	1,168,888
1.35%, 04/15/22	EUR	200	226,577

Security		Par (000)	Value

Italy (continued)
1.45%, 11/15/24(a)	EUR	1,586	$1,752,369
1.45%, 05/15/25	EUR	1,270	1,391,422
1.50%, 06/01/25	EUR	300	329,738
1.60%, 06/01/26	EUR	2,040	2,231,040
1.65%, 03/01/32(e)	EUR	700	698,126
1.75%, 07/01/24(a)	EUR	1,000	1,124,533
1.85%, 05/15/24	EUR	480	544,736
2.00%, 12/01/25	EUR	1,300	1,465,273
2.00%, 02/01/28(a)	EUR	3,033	3,340,145
2.05%, 08/01/27	EUR	1,853	2,054,604
2.15%, 12/15/21	EUR	150	173,903
2.20%, 06/01/27	EUR	2,060	2,314,369
2.25%, 09/01/36(e)	EUR	2,505	2,554,609
2.45%, 10/01/23(a)	EUR	620	724,490
2.45%, 09/01/33(e)	EUR	1,040	1,115,492
2.50%, 12/01/24	EUR	600	699,855
2.50%, 11/15/25(a)	EUR	750	868,607
2.70%, 03/01/47(e)	EUR	790	796,128
2.80%, 12/01/28(a)	EUR	1,500	1,738,997
2.80%, 03/01/67(e)	EUR	290	278,017
2.95%, 09/01/38(e)	EUR	1,150	1,254,536
3.00%, 08/01/29(a)	EUR	1,090	1,272,100
3.25%, 09/01/46(e)	EUR	1,139	1,265,551
3.35%, 03/01/35(e)	EUR	438	512,818
3.45%, 03/01/48(e)	EUR	818	931,098
3.50%, 03/01/30(e)	EUR	1,970	2,393,123
3.75%, 03/01/21	EUR	850	1,010,228
3.75%, 05/01/21(e)	EUR	600	715,307
3.75%, 08/01/21(e)	EUR	480	575,000
3.85%, 09/01/49(e)	EUR	700	835,882
4.00%, 09/01/20	EUR	80	94,145
4.00%, 02/01/37(e)	EUR	985	1,245,685
4.25%, 03/01/20(a)	EUR	500	579,985
4.50%, 02/01/20(e)	EUR	500	579,049
4.50%, 05/01/23	EUR	1,460	1,838,493
4.50%, 03/01/24	EUR	1,880	2,392,447
4.50%, 03/01/26(e)	EUR	580	753,611
4.75%, 09/01/21	EUR	600	734,922
4.75%, 08/01/23(e)	EUR	1,100	1,404,594
4.75%, 09/01/28(e)	EUR	600	809,823
4.75%, 09/01/44(e)	EUR	1,200	1,650,779
5.00%, 03/01/25(e)	EUR	350	461,182
5.00%, 08/01/34(e)	EUR	1,618	2,264,640
5.00%, 08/01/39(e)	EUR	399	561,990
5.00%, 09/01/40(e)	EUR	1,434	2,010,447
5.25%, 11/01/29	EUR	398	556,335
5.50%, 11/01/22(a)	EUR	2,700	3,473,935
5.75%, 02/01/33	EUR	640	949,666
6.00%, 05/01/31(a)	EUR	1,898	2,839,516
6.50%, 11/01/27	EUR	500	743,484

			89,298,402

Japan — 12.1%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR	100	115,544
Japan Government Five Year Bond
0.10%, 03/20/20	JPY	130,000	1,169,924
0.10%, 06/20/20	JPY	300,000	2,701,441
0.10%, 09/20/20	JPY	205,000	1,847,236
0.10%, 12/20/20	JPY	140,000	1,262,319
0.10%, 03/20/21	JPY	484,450	4,370,903

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.10%, 06/20/21	JPY	400,000	$3,611,295
0.10%, 09/20/21	JPY	350,000	3,162,366
0.10%, 12/20/21	JPY	90,000	813,713
0.10%, 03/20/22	JPY	350,000	3,166,420
0.10%, 06/20/22	JPY	300,000	2,716,391
0.10%, 09/20/22	JPY	85,000	770,201
0.10%, 12/20/22	JPY	492,000	4,461,728
0.10%, 12/20/23	JPY	300,000	2,727,461
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	56,000	468,600
0.80%, 03/20/58	JPY	20,000	190,892
0.90%, 03/20/57	JPY	33,500	330,157
1.40%, 03/20/55	JPY	65,000	733,824
1.70%, 03/20/54	JPY	70,000	847,693
1.90%, 03/20/53	JPY	35,000	441,184
2.00%, 03/20/52	JPY	48,000	614,525
2.20%, 03/20/49	JPY	77,000	1,004,619
2.20%, 03/20/50	JPY	45,000	591,669
2.20%, 03/20/51	JPY	49,000	649,114
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	100,000	914,397
0.10%, 06/20/26	JPY	230,000	2,103,775
0.10%, 09/20/26	JPY	290,000	2,652,377
0.10%, 12/20/26	JPY	137,000	1,253,290
0.10%, 03/20/27	JPY	195,000	1,783,828
0.10%, 06/20/27	JPY	230,000	2,104,312
0.10%, 09/20/27	JPY	465,000	4,253,075
0.10%, 12/20/27	JPY	75,000	685,764
0.10%, 03/20/28	JPY	260,000	2,376,219
0.10%, 09/20/28	JPY	120,000	1,094,820
0.10%, 12/20/28	JPY	160,000	1,458,970
0.30%, 12/20/24	JPY	110,000	1,013,867
0.30%, 12/20/25	JPY	80,000	740,497
0.40%, 03/20/25	JPY	100,000	928,108
0.40%, 06/20/25	JPY	35,000	325,306
0.40%, 09/20/25	JPY	57,500	534,999
0.50%, 09/20/24	JPY	555,000	5,163,556
0.50%, 12/20/24	JPY	150,000	1,397,912
0.60%, 03/20/23	JPY	200,000	1,849,571
0.60%, 12/20/23	JPY	329,000	3,059,442
0.60%, 03/20/24	JPY	210,000	1,956,455
0.60%, 06/20/24	JPY	300,000	2,800,727
0.70%, 12/20/22	JPY	200,000	1,852,678
0.80%, 09/20/22	JPY	70,000	649,191
0.80%, 12/20/22	JPY	130,000	1,208,501
0.80%, 06/20/23	JPY	130,000	1,214,220
0.80%, 09/20/23	JPY	190,000	1,778,844
0.90%, 03/20/22	JPY	160,000	1,480,677
0.90%, 06/20/22	JPY	130,000	1,206,447
1.00%, 09/20/21	JPY	110,000	1,014,973
1.00%, 12/20/21	JPY	165,000	1,526,919
1.00%, 03/20/22	JPY	20,000	185,604
1.20%, 12/20/20	JPY	200,000	1,835,331
1.20%, 06/20/21	JPY	20,000	184,752
1.30%, 12/20/19	JPY	20,000	181,222
1.30%, 03/20/20	JPY	150,000	1,363,946
1.40%, 03/20/20	JPY	130,000	1,183,032
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	73,000	621,170
0.50%, 09/20/46	JPY	69,000	618,042

Security		Par (000)	Value

Japan (continued)
0.60%, 12/20/46	JPY	42,000	$385,318
0.70%, 12/20/48	JPY	25,000	233,639
0.80%, 03/20/46	JPY	36,000	347,433
0.80%, 03/20/47	JPY	81,000	780,633
0.80%, 06/20/47	JPY	47,000	452,647
0.80%, 09/20/47	JPY	50,000	481,086
0.80%, 03/20/48	JPY	20,000	192,194
0.90%, 09/20/48	JPY	35,000	344,243
1.40%, 09/20/45	JPY	55,000	604,148
1.40%, 12/20/45	JPY	25,000	274,835
1.50%, 12/20/44	JPY	54,500	609,475
1.60%, 06/20/45	JPY	33,000	376,501
1.70%, 12/20/43	JPY	25,000	288,952
1.70%, 03/20/44	JPY	10,000	115,794
1.70%, 06/20/44	JPY	45,000	521,556
1.70%, 09/20/44	JPY	19,000	220,410
1.80%, 03/20/43	JPY	50,000	585,666
1.80%, 09/20/43	JPY	36,000	423,253
1.90%, 09/20/42	JPY	124,000	1,473,638
1.90%, 06/20/43	JPY	55,000	656,775
2.00%, 09/20/40	JPY	90,000	1,072,145
2.00%, 09/20/41	JPY	58,000	694,766
2.00%, 03/20/42	JPY	71,000	854,773
2.20%, 09/20/39	JPY	40,000	486,888
2.20%, 03/20/41	JPY	62,000	764,007
2.30%, 03/20/35	JPY	29,000	345,217
2.30%, 06/20/35	JPY	15,000	178,921
2.30%, 12/20/35	JPY	155,000	1,857,481
2.30%, 03/20/39	JPY	34,500	424,399
2.30%, 03/20/40	JPY	75,000	930,586
2.40%, 09/20/38	JPY	70,500	875,700
2.50%, 09/20/37	JPY	49,000	611,485
2.50%, 03/20/38	JPY	5,000	62,642
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	181,300	1,610,677
0.40%, 03/20/36	JPY	140,000	1,287,661
0.50%, 09/20/36	JPY	134,000	1,249,199
0.50%, 03/20/38	JPY	70,000	647,168
0.50%, 12/20/38	JPY	40,000	368,359
0.60%, 12/20/36	JPY	70,000	662,308
0.60%, 09/20/37	JPY	77,000	726,258
0.70%, 03/20/37	JPY	82,300	791,092
0.80%, 06/20/23	JPY	100,000	934,016
1.00%, 12/20/35	JPY	135,000	1,361,661
1.20%, 12/20/34	JPY	60,000	621,791
1.20%, 03/20/35	JPY	30,000	311,030
1.20%, 09/20/35	JPY	85,000	882,115
1.30%, 06/20/35	JPY	62,500	657,121
1.40%, 09/20/34	JPY	140,000	1,486,923
1.50%, 03/20/34	JPY	25,000	268,352
1.50%, 06/20/34	JPY	50,000	537,396
1.60%, 03/20/32	JPY	40,000	428,951
1.60%, 03/20/33	JPY	97,000	1,047,461
1.60%, 12/20/33	JPY	45,000	488,214
1.70%, 12/20/22	JPY	100,000	959,093
1.70%, 12/20/31	JPY	10,000	108,165
1.70%, 03/20/32	JPY	56,000	606,942
1.70%, 06/20/32	JPY	55,000	597,309
1.70%, 09/20/32	JPY	46,000	500,534
1.70%, 12/20/32	JPY	25,000	272,537

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.70%, 06/20/33	JPY	31,000	$339,022
1.70%, 09/20/33	JPY	150,000	1,643,865
1.80%, 06/20/31	JPY	11,000	119,659
1.80%, 09/20/31	JPY	80,000	872,325
1.80%, 12/20/31	JPY	10,000	109,288
1.80%, 12/20/32	JPY	17,600	193,988
1.90%, 12/20/28	JPY	286,150	3,056,609
1.90%, 09/20/30	JPY	45,000	490,311
1.90%, 06/20/31	JPY	80,000	878,912
2.00%, 03/20/27	JPY	35,000	367,507
2.00%, 06/20/30	JPY	20,000	219,389
2.10%, 09/20/25	JPY	70,000	720,037
2.10%, 12/20/26	JPY	107,000	1,126,202
2.10%, 09/20/27	JPY	60,000	639,348
2.10%, 12/20/27	JPY	50,000	534,828
2.10%, 06/20/29	JPY	100,000	1,093,118
2.10%, 09/20/29	JPY	25,000	274,063
2.10%, 03/20/30	JPY	90,000	992,541
2.10%, 12/20/30	JPY	205,000	2,283,226
2.20%, 09/21/20	JPY	130,000	1,205,338
2.20%, 03/20/26	JPY	74,300	776,269
2.20%, 03/20/28	JPY	75,000	811,643
2.20%, 12/20/29	JPY	18,000	199,699
2.20%, 03/20/30	JPY	15,000	166,980
2.30%, 06/20/27	JPY	25,000	269,039
2.40%, 03/20/20	JPY	30,000	275,340
Series 49, 2.10%, 03/22/21	JPY	120,000	1,123,006
Japan Government Two Year Bond
0.10%, 02/15/20	JPY	100,000	899,735
0.10%, 06/01/20	JPY	200,000	1,800,745

			158,747,606

Latvia — 0.0%
Latvia Government International Bond
1.38%, 09/23/25(a)	EUR	100	119,289
1.88%, 02/19/49(a)	EUR	140	160,256
2.63%, 01/21/21(a)	EUR	350	410,912

			690,457

Lithuania — 0.0%
Lithuania Government International Bond
0.95%, 05/26/27(a)	EUR	220	256,468
2.13%, 10/22/35(a)	EUR	60	75,467

			331,935

Luxembourg — 0.0%
Luxembourg Government Bond
0.63%, 02/01/27(a)	EUR	70	81,560
2.13%, 07/10/23(a)	EUR	217	268,880
2.25%, 03/19/28(a)	EUR	190	250,974

			601,414

Malaysia — 0.7%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	529,383
3.62%, 11/30/21	MYR	2,000	485,911
3.66%, 10/15/20	MYR	600	145,651
3.80%, 08/17/23	MYR	2,500	608,417
3.89%, 07/31/20	MYR	1,000	243,297
3.90%, 11/30/26	MYR	1,900	460,779
3.90%, 11/16/27	MYR	7,400	1,793,451
3.96%, 09/15/25	MYR	1,780	434,510
4.06%, 09/30/24	MYR	4,500	1,106,655

Security		Par (000)	Value

Malaysia (continued)
4.25%, 05/31/35	MYR	800	$192,745
4.38%, 11/29/19	MYR	600	145,977
4.50%, 04/15/30	MYR	850	214,888
4.64%, 11/07/33	MYR	1,500	382,918
4.74%, 03/15/46	MYR	1,000	246,291
4.76%, 04/07/37	MYR	1,800	460,425
4.94%, 09/30/43	MYR	450	114,759
Malaysia Government Investment Issue
3.23%, 04/15/20	MYR	2,500	603,507
3.99%, 10/15/25	MYR	150	36,648
4.58%, 08/30/33	MYR	1,600	402,479

			8,608,691

Mexico — 0.8%
Mexican Bonos
5.75%, 03/05/26	MXN	20,000	924,791
6.50%, 06/10/21	MXN	33,500	1,712,026
6.50%, 06/09/22	MXN	3,000	151,442
7.50%, 06/03/27	MXN	21,000	1,064,975
7.75%, 05/29/31	MXN	15,000	758,551
7.75%, 11/23/34	MXN	6,000	298,406
7.75%, 11/13/42	MXN	9,000	437,716
8.00%, 06/11/20	MXN	16,000	841,714
8.00%, 12/07/23	MXN	8,000	421,341
8.00%, 11/07/47	MXN	5,000	248,464
8.50%, 05/31/29	MXN	2,000	107,610
8.50%, 11/18/38	MXN	5,500	290,588
10.00%, 12/05/24	MXN	19,000	1,091,225
10.00%, 11/20/36	MXN	3,000	180,797
Mexico Government International Bond
1.38%, 01/15/25	EUR	250	280,780
1.75%, 04/17/28	EUR	200	222,952
2.38%, 04/09/21	EUR	300	351,393
3.00%, 03/06/45	EUR	200	224,671
3.38%, 02/23/31	EUR	200	252,476
6.75%, 02/06/24	GBP	100	154,608

			10,016,526

Netherlands — 1.5%
Netherlands Government Bond
0.00%, 01/15/22(d)(e)	EUR	1,301	1,479,071
0.00%, 01/15/24(d)(e)	EUR	1,373	1,563,234
0.25%, 07/15/25(e)	EUR	1,070	1,233,997
0.25%, 07/15/29(e)	EUR	550	620,189
0.50%, 07/15/26(e)	EUR	750	878,492
0.75%, 07/15/27(e)	EUR	1,400	1,666,336
1.75%, 07/15/23(e)	EUR	807	987,086
2.25%, 07/15/22(e)	EUR	1,300	1,587,377
2.50%, 01/15/33(e)	EUR	500	719,854
2.75%, 01/15/47(e)	EUR	861	1,464,339
3.25%, 07/15/21(e)	EUR	2,020	2,456,624
3.50%, 07/15/20(e)	EUR	1,100	1,293,472
3.75%, 01/15/42(e)	EUR	1,090	2,036,053
4.00%, 01/15/37(e)	EUR	1,000	1,786,049

			19,772,173

New Zealand — 0.2%
New Zealand Government Bond
2.75%, 04/15/25(a)	NZD	200	142,028
2.75%, 04/15/37(a)	NZD	110	78,678
3.00%, 04/15/20	NZD	300	202,321
3.00%, 04/20/29	NZD	300	219,841

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New Zealand (continued)
3.50%, 04/14/33(a)	NZD	330	$257,024
3.50%, 04/14/33	NZD	200	137,572
4.50%, 04/15/27(a)	NZD	800	641,296
5.50%, 04/15/23(a)	NZD	1,220	937,622
6.00%, 05/15/21(a)	NZD	600	436,481

			3,052,863

Norway — 0.3%
Kommunalbanken AS
0.88%, 05/24/27(a)	EUR	100	116,542
1.50%, 12/15/23(a)	GBP	200	263,285
4.25%, 07/16/25	AUD	150	118,861
Norway Government Bond
1.50%, 02/19/26(e)	NOK	4,400	505,892
1.75%, 03/13/25(e)	NOK	550	64,399
1.75%, 02/17/27(e)	NOK	3,540	412,556
2.00%, 05/24/23(e)	NOK	4,510	532,881
3.00%, 03/14/24(e)	NOK	4,637	574,484
3.75%, 05/25/21(e)	NOK	6,110	740,873
4.50%, 05/22/19(e)	NOK	3,790	439,018

			3,768,791

Peru — 0.0%
Peruvian Government International Bond, 2.75%, 01/30/26	EUR	100	125,518

Poland — 0.7%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR	200	235,168
1.63%, 04/30/28(a)	EUR	100	117,112
Republic of Poland Government Bond, 2.75%, 10/25/29	PLN	2,500	638,515
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	1,000	1,138,979
0.88%, 10/14/21(a)	EUR	940	1,078,763
0.88%, 05/10/27(a)	EUR	100	114,872
1.00%, 10/25/28(a)	EUR	300	344,309
1.13%, 08/07/26(a)	EUR	400	471,246
1.38%, 10/22/27(a)	EUR	570	679,171
1.50%, 09/09/25(a)	EUR	100	120,595
1.50%, 01/19/26(a)	EUR	170	204,953
2.38%, 01/18/36(a)	EUR	150	188,723
3.00%, 01/15/24(a)	EUR	400	509,045
3.38%, 07/09/24(a)	EUR	720	940,165
4.00%, 03/23/21	EUR	1,000	1,209,258
4.50%, 01/18/22(a)	EUR	160	201,816
5.25%, 01/20/25	EUR	600	864,833

			9,057,523

Portugal — 0.8%
Portugal Obrigacoes do Tesouro OT
1.95%, 06/15/29(e)	EUR	500	604,926
2.13%, 10/17/28(e)	EUR	750	926,520
2.25%, 04/18/34(e)	EUR	300	365,121
2.88%, 10/15/25(e)	EUR	840	1,089,243
2.88%, 07/21/26(e)	EUR	730	949,058
3.85%, 04/15/21(e)	EUR	1,400	1,698,296
4.10%, 04/15/37(e)	EUR	497	744,933
4.10%, 02/15/45(e)	EUR	150	229,932
4.13%, 04/14/27(e)	EUR	800	1,126,322

Security		Par (000)	Value

Portugal (continued)
4.80%, 06/15/20(e)	EUR	400	$474,348
4.95%, 10/25/23(e)	EUR	1,500	2,057,741

			10,266,440

Romania — 0.1%
Romanian Government International Bond
2.00%, 12/08/26(a)	EUR	100	113,807
2.75%, 10/29/25(a)	EUR	60	72,631
2.88%, 05/26/28(a)	EUR	150	176,068
2.88%, 03/11/29(a)	EUR	200	231,723
3.38%, 02/08/38(a)	EUR	200	219,431
3.50%, 04/03/34(a)	EUR	200	226,301
3.63%, 04/24/24(a)	EUR	50	63,469
4.88%, 11/07/19(a)	EUR	200	229,878

			1,333,308

Russia — 0.3%
Russian Federal Bond — OFZ
6.90%, 05/23/29	RUB	20,000	286,942
7.00%, 08/16/23	RUB	34,000	513,600
7.05%, 01/19/28	RUB	11,455	168,068
7.10%, 10/16/24	RUB	15,000	225,436
7.40%, 12/07/22	RUB	20,000	306,825
7.40%, 07/17/24	RUB	40,000	607,518
7.60%, 04/14/21	RUB	15,000	232,511
7.70%, 03/23/33	RUB	25,000	372,227
7.75%, 09/16/26	RUB	60,000	923,049
8.50%, 09/17/31	RUB	11,500	183,685
Russian Foreign Bond — Eurobond, 2.88%, 12/04/25(a)	EUR	200	237,838

			4,057,699

Singapore — 0.4%
Singapore Government Bond
1.25%, 10/01/21	SGD	150	108,470
1.75%, 04/01/22	SGD	1,300	950,312
2.13%, 06/01/26	SGD	300	221,112
2.25%, 06/01/21	SGD	400	295,819
2.25%, 08/01/36	SGD	300	215,336
2.38%, 06/01/25	SGD	150	112,362
2.63%, 05/01/28	SGD	450	342,862
2.75%, 07/01/23	SGD	450	340,951
2.75%, 04/01/42	SGD	300	228,103
2.75%, 03/01/46	SGD	400	303,550
2.88%, 09/01/30	SGD	400	311,543
3.00%, 09/01/24	SGD	1,150	887,871
3.25%, 09/01/20	SGD	1,350	1,009,326
3.38%, 09/01/33	SGD	430	354,693
3.50%, 03/01/27	SGD	280	226,195

			5,908,505

Slovakia — 0.2%
Slovakia Government Bond
0.63%, 05/22/26	EUR	350	404,664
1.38%, 01/21/27(a)	EUR	400	485,299
1.63%, 01/21/31(a)	EUR	330	405,346
1.88%, 03/09/37(a)	EUR	344	427,315
3.00%, 02/28/23(a)	EUR	150	188,298
4.00%, 04/27/20(a)	EUR	300	350,725
4.35%, 10/14/25(a)	EUR	50	73,022

			2,334,669

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Slovenia — 0.1%
Slovenia Government Bond 1.25%, 03/22/27(a)	EUR	230	$278,565
1.75%, 11/03/40(a)	EUR	80	94,049
2.13%, 07/28/25(a)	EUR	398	503,426
2.25%, 03/03/32(a)	EUR	290	380,446
3.00%, 04/08/21(a)	EUR	50	59,690
3.13%, 08/07/45(a)	EUR	150	220,497

			1,536,673

South Korea — 2.8%
Export-Import Bank of Korea, 0.63%, 07/11/23(a)	EUR	200	228,190
Korea Treasury Bond 1.25%, 12/10/19	KRW	1,000,000	853,982
1.38%, 09/10/21	KRW	1,050,000	892,019
1.50%, 12/10/26	KRW	1,750,000	1,464,111
1.50%, 09/10/36	KRW	943,500	762,172
1.75%, 06/10/20	KRW	1,000,000	856,805
1.75%, 12/10/20	KRW	2,200,000	1,884,838
1.88%, 03/10/22	KRW	860,000	739,396
1.88%, 03/10/24	KRW	1,400,000	1,206,728
1.88%, 06/10/26	KRW	300,000	257,990
2.00%, 03/10/20	KRW	400,000	343,277
2.00%, 09/10/20	KRW	200,000	171,914
2.00%, 03/10/21	KRW	1,970,000	1,695,208
2.00%, 09/10/22	KRW	1,250,000	1,079,417
2.00%, 03/10/46	KRW	700,000	615,368
2.00%, 03/10/49	KRW	700,000	616,725
2.13%, 06/10/27	KRW	800,000	699,617
2.13%, 03/10/47	KRW	1,380,000	1,245,434
2.25%, 09/10/23	KRW	1,800,000	1,573,791
2.25%, 06/10/25	KRW	1,050,000	923,309
2.25%, 12/10/25	KRW	730,000	642,607
2.25%, 09/10/37	KRW	300,000	271,647
2.38%, 03/10/23	KRW	2,600,000	2,278,138
2.38%, 12/10/27	KRW	2,300,000	2,052,123
2.38%, 12/10/28	KRW	1,800,000	1,613,534
2.38%, 09/10/38	KRW	410,000	379,560
2.63%, 06/10/28	KRW	600,000	547,465
2.63%, 09/10/35	KRW	740,000	699,851
2.63%, 03/10/48	KRW	1,160,000	1,159,009
2.75%, 09/10/19	KRW	80,000	68,763
2.75%, 12/10/44	KRW	750,000	756,453
3.00%, 03/10/23	KRW	750,000	672,117
3.00%, 09/10/24	KRW	120,000	109,117
3.00%, 12/10/42	KRW	1,280,000	1,330,008
3.38%, 09/10/23	KRW	1,200,000	1,097,047
3.50%, 03/10/24	KRW	225,000	208,140
3.75%, 12/10/33	KRW	1,030,000	1,092,697
4.00%, 12/10/31	KRW	750,000	796,522
4.25%, 06/10/21	KRW	900,000	811,902
4.75%, 12/10/30	KRW	160,000	178,350
5.00%, 06/10/20	KRW	1,150,000	1,021,641
5.25%, 03/10/27	KRW	100,000	107,171
5.50%, 12/10/29	KRW	150,000	173,500

			36,177,653

Spain — 4.7%
Adif — Alta Velocidad 1.88%, 09/22/22(a)	EUR	100	118,846
1.88%, 01/28/25(a)	EUR	200	241,018

Security		Par (000)	Value

Spain (continued)
Autonomous Community of Andalusia Spain, 1.88%, 10/31/28(a)	EUR	200	$239,243
Autonomous Community of Madrid Spain 0.75%, 04/30/22(a)	EUR	100	114,746
1.00%, 09/30/24(a)	EUR	50	58,076
1.19%, 05/08/22(a)	EUR	170	197,515
1.77%, 04/30/28(a)	EUR	150	179,298
1.83%, 04/30/25(a)	EUR	50	60,563
4.30%, 09/15/26	EUR	200	281,448
FADE — Fondo de Amortizacion del Deficit Electrico 0.50%, 03/17/23(a)	EUR	400	456,322
0.85%, 09/17/19(a)	EUR	100	112,543
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, 0.03%, 06/17/20(a)	EUR	200	224,727
Instituto de Credito Oficial 0.25%, 04/30/22(a)	EUR	200	226,841
4.38%, 05/20/19(a)	EUR	50	56,158
Spain Government Bond 0.05%, 10/31/21	EUR	1,400	1,580,748
0.35%, 07/30/23	EUR	500	569,490
0.40%, 04/30/22	EUR	648	739,707
0.45%, 10/31/22	EUR	1,670	1,912,314
0.75%, 07/30/21	EUR	4,386	5,030,659
1.15%, 07/30/20	EUR	1,750	1,998,058
1.30%, 10/31/26(e)	EUR	1,816	2,141,816
1.40%, 04/30/28(e)	EUR	800	941,380
1.40%, 07/30/28(e)	EUR	1,500	1,757,236
1.45%, 10/31/27(e)	EUR	1,112	1,317,291
1.45%, 04/30/29(e)	EUR	1,080	1,261,833
1.50%, 04/30/27(e)	EUR	1,300	1,547,239
1.60%, 04/30/25(e)	EUR	2,240	2,706,103
1.85%, 07/30/35(e)	EUR	400	462,657
1.95%, 04/30/26(e)	EUR	1,500	1,847,962
1.95%, 07/30/30(e)	EUR	1,650	2,007,333
2.15%, 10/31/25(e)	EUR	1,100	1,371,285
2.35%, 07/30/33(e)	EUR	1,105	1,380,762
2.70%, 10/31/48(e)	EUR	740	927,551
2.75%, 10/31/24(e)	EUR	2,173	2,776,563
2.90%, 10/31/46(e)	EUR	560	733,907
3.45%, 07/30/66(e)	EUR	550	779,530
3.80%, 04/30/24(e)	EUR	1,285	1,705,208
4.20%, 01/31/37(e)	EUR	1,620	2,533,506
4.40%, 10/31/23(e)	EUR	1,100	1,476,206
4.65%, 07/30/25(e)	EUR	885	1,256,090
4.70%, 07/30/41(e)	EUR	707	1,198,724
4.80%, 01/31/24(e)	EUR	250	343,259
4.85%, 10/31/20(e)	EUR	1,450	1,751,848
4.90%, 07/30/40(e)	EUR	1,185	2,046,362
5.15%, 10/31/28(e)	EUR	950	1,476,169
5.15%, 10/31/44(e)	EUR	1,320	2,405,456
5.40%, 01/31/23(e)	EUR	1,500	2,030,104
5.50%, 04/30/21(e)	EUR	1,100	1,375,439
5.75%, 07/30/32	EUR	972	1,681,193
6.00%, 01/31/29	EUR	930	1,537,436

			61,175,768

Supranational — 2.7%
African Development Bank, 0.13%, 10/07/26	EUR	150	167,167
Asian Development Bank 0.35%, 07/16/25	EUR	200	228,262
2.60%, 01/16/20(a)	AUD	50	35,431

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
Council of Europe Development Bank 0.13%, 04/10/24(a)	EUR	150	$170,148
0.75%, 06/09/25(a)	EUR	50	58,549
EUROFIMA, 0.25%, 04/25/23(a)	EUR	150	170,287
European Bank for Reconstruction & Development, 1.25%, 12/15/22	GBP	200	261,823
European Financial Stability Facility 0.00%, 03/29/21(a)(d)	EUR	1,100	1,241,758
0.00%, 11/17/22(a)(d)	EUR	710	803,241
0.10%, 01/19/21(a)	EUR	200	226,039
0.38%, 10/11/24(a)	EUR	350	401,679
0.40%, 02/17/25(a)	EUR	925	1,062,429
0.50%, 01/20/23(a)	EUR	100	115,245
0.75%, 05/03/27(a)	EUR	540	631,479
0.88%, 04/10/35(a)	EUR	200	223,259
0.95%, 02/14/28(a)	EUR	500	592,985
1.25%, 05/24/33(a)	EUR	560	668,731
1.38%, 05/31/47(a)	EUR	520	602,036
1.45%, 09/05/40(a)	EUR	450	538,785
1.50%, 01/22/20(a)	EUR	100	113,673
1.70%, 02/13/43(a)	EUR	470	585,017
1.75%, 06/27/24(a)	EUR	100	122,740
1.80%, 07/10/48(a)	EUR	200	251,824
2.00%, 02/28/56(a)	EUR	150	196,130
2.13%, 02/19/24(a)	EUR	50	62,136
2.35%, 07/29/44(a)	EUR	50	70,366
2.75%, 12/03/29(a)	EUR	80	110,752
3.00%, 09/04/34(a)	EUR	200	292,929
3.38%, 07/05/21(a)	EUR	50	60,691
3.38%, 04/03/37(a)	EUR	280	435,559
European Investment Bank 0.00%, 10/16/23(d)	EUR	200	226,346
0.00%, 03/15/24(d)	EUR	250	282,324
0.00%, 03/13/26(a)(d)	EUR	60	67,099
0.13%, 04/15/25	EUR	50	56,733
0.25%, 10/14/24(a)	EUR	630	721,603
0.38%, 03/15/22(a)	EUR	1,000	1,144,034
0.38%, 04/14/26(a)	EUR	350	401,365
0.50%, 01/15/27	EUR	891	1,027,272
0.50%, 11/13/37	EUR	200	208,867
0.63%, 01/17/20(a)	GBP	200	260,399
0.63%, 01/22/29(a)	EUR	460	530,720
0.88%, 12/15/23(a)	GBP	200	257,322
1.00%, 09/21/26(a)	GBP	40	50,817
1.00%, 03/14/31(a)	EUR	400	470,860
1.00%, 04/14/32(a)	EUR	90	105,296
1.00%, 11/14/42(a)	EUR	200	221,437
1.13%, 02/18/20	CAD	50	36,975
1.13%, 09/07/21(a)	GBP	270	353,263
1.13%, 04/13/33(a)	EUR	400	473,182
1.13%, 09/15/36(a)	EUR	350	406,790
1.50%, 10/16/48	EUR	450	545,266
1.75%, 09/15/45(a)	EUR	200	255,786
2.13%, 01/15/24	EUR	1,140	1,418,007
2.25%, 03/07/20(a)	GBP	50	65,969
2.25%, 10/14/22(a)	EUR	200	244,252
2.70%, 01/12/23(a)	AUD	500	363,993
2.75%, 09/15/21	EUR	300	361,658
3.50%, 04/15/27(a)	EUR	50	71,039
3.88%, 06/08/37(a)	GBP	150	256,777

Security		Par (000)	Value

Supranational (continued)
4.00%, 04/15/30	EUR	300	$462,282
4.00%, 10/15/37	EUR	150	255,289
4.63%, 04/15/20	EUR	50	58,780
5.00%, 04/15/39	GBP	40	79,577
5.38%, 06/07/21	GBP	1,000	1,421,539
5.63%, 06/07/32	GBP	100	189,952
6.00%, 08/06/20	AUD	50	37,102
6.50%, 08/07/19	AUD	100	71,291
Series 2000, 1.50%, 07/15/20	EUR	100	114,750
European Stability Mechanism 0.00%, 01/17/22(a)(d)	EUR	500	565,517
0.00%, 10/18/22(a)(d)	EUR	350	396,034
0.10%, 07/31/23(a)	EUR	1,000	1,134,922
0.13%, 04/22/24(a)	EUR	300	340,520
0.50%, 03/02/26(a)	EUR	200	231,115
0.75%, 03/15/27(a)	EUR	600	703,722
0.88%, 07/18/42(a)	EUR	150	161,075
1.00%, 09/23/25(a)	EUR	100	119,219
1.13%, 05/03/32(a)	EUR	150	178,119
1.20%, 05/23/33(a)	EUR	400	477,181
1.38%, 03/04/21(a)	EUR	50	57,918
1.63%, 11/17/36(a)	EUR	50	62,410
1.75%, 10/20/45(a)	EUR	110	140,146
1.80%, 11/02/46(a)	EUR	350	448,933
1.85%, 12/01/55(a)	EUR	100	127,642
Series 43, 0.88%, 10/15/19(a)	EUR	20	22,551
European Union 0.50%, 04/04/25(a)	EUR	1,480	1,709,673
0.75%, 04/04/31(a)	EUR	160	183,108
1.13%, 04/04/36(a)	EUR	100	116,205
1.25%, 04/04/33(a)	EUR	160	191,828
1.50%, 10/04/35(a)	EUR	60	73,983
1.88%, 04/04/24(a)	EUR	270	332,912
2.50%, 11/04/27(a)	EUR	250	333,243
2.75%, 09/21/21(a)	EUR	50	60,249
3.38%, 04/04/32(a)	EUR	50	74,875
3.75%, 04/04/42(a)	EUR	130	224,272
Inter-American Development Bank 1.38%, 12/15/24	GBP	100	131,096
1.95%, 04/23/24	AUD	500	353,266
2.50%, 04/14/27(a)	AUD	100	71,617
3.25%, 02/07/20	AUD	50	35,625
International Bank for Reconstruction & Development 0.63%, 12/15/23	GBP	200	254,600
0.63%, 11/22/27	EUR	200	230,979
0.63%, 01/12/33(a)	EUR	60	66,698
1.13%, 03/11/20	CAD	50	36,952
1.38%, 12/15/20	GBP	100	131,331
2.50%, 03/12/20	AUD	50	35,464
2.60%, 09/20/22	AUD	350	253,364
2.90%, 11/26/25	AUD	510	379,468
3.75%, 02/10/20	NZD	50	33,831
International Finance Corp. 2.70%, 02/05/21	AUD	100	71,648
2.80%, 08/15/22	AUD	250	181,996

			34,812,470

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden — 0.5%
Kommuninvest I Sverige AB 0.75%, 02/22/23(a)	SEK	2,000	$215,242
1.00%, 09/15/21(a)	SEK	700	75,407
1.00%, 11/13/23(a)	SEK	5,000	543,553
Sweden Government Bond 0.75%, 05/12/28	SEK	3,700	409,834
1.00%, 11/12/26(a)	SEK	7,415	837,108
1.50%, 11/13/23(e)	SEK	4,450	506,759
2.25%, 06/01/32(a)	SEK	2,500	321,707
2.50%, 05/12/25	SEK	5,350	652,424
3.50%, 06/01/22	SEK	8,500	1,003,472
3.50%, 03/30/39	SEK	2,650	418,428
5.00%, 12/01/20	SEK	13,800	1,580,175
Sweden Government International Bond, 0.13%, 04/24/23(a)	EUR	300	341,253

			6,905,362

Switzerland — 0.2%
Swiss Confederation Government Bond, 0.00%, 06/22/29(a)(d)	CHF	3,165	3,201,806

Thailand — 0.7%
Thailand Government Bond 2.13%, 12/17/26	THB	20,000	616,696
2.40%, 12/17/23	THB	30,000	952,501
2.55%, 06/26/20	THB	5,000	158,028
2.88%, 12/17/28	THB	25,000	811,480
2.88%, 06/17/46	THB	12,300	364,415
3.40%, 06/17/36	THB	5,900	195,767
3.58%, 12/17/27	THB	14,000	475,614
3.60%, 06/17/67	THB	3,000	91,735
3.63%, 06/16/23	THB	19,500	648,884
3.65%, 12/17/21	THB	46,000	1,506,307
3.80%, 06/14/41	THB	2,000	68,307
3.85%, 12/12/25	THB	20,500	703,903
4.00%, 06/17/66	THB	3,000	100,957
4.26%, 12/12/37(a)	THB	35,800	1,265,666
4.68%, 06/29/44	THB	5,500	215,567
4.85%, 06/17/61	THB	4,500	177,433
4.88%, 06/22/29	THB	29,000	1,093,525

			9,446,785

United Kingdom — 7.4%
LCR Finance PLC, 4.50%, 12/07/28(a)	GBP	150	247,856
Transport for London 2.13%, 04/24/25(a)	GBP	100	134,198
2.25%, 08/09/22(a)	GBP	100	134,113
3.88%, 07/23/42(a)	GBP	100	161,559
United Kingdom Gilt 0.50%, 07/22/22(a)	GBP	1,480	1,912,616
0.75%, 07/22/23(a)	GBP	1,810	2,350,499
1.00%, 04/22/24(a)	GBP	982	1,286,790
1.25%, 07/22/27(a)	GBP	960	1,268,837
1.50%, 01/22/21(a)	GBP	3,140	4,145,817
1.50%, 07/22/26(a)	GBP	2,490	3,363,727
1.50%, 07/22/47(a)	GBP	1,660	2,073,515
1.63%, 10/22/28(a)	GBP	2,480	3,364,379
1.63%, 10/22/71(a)	GBP	600	804,310
1.75%, 09/07/22(a)	GBP	2,103	2,828,649
1.75%, 09/07/37(a)	GBP	2,200	2,924,645

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.75%, 01/22/49(a)	GBP	750	$992,658
1.75%, 07/22/57(a)	GBP	1,320	1,793,626
2.00%, 07/22/20(a)	GBP	2,430	3,215,768
2.00%, 09/07/25(a)	GBP	1,915	2,661,608
2.25%, 09/07/23(a)	GBP	1,400	1,934,945
2.50%, 07/22/65(a)	GBP	1,090	1,850,995
2.75%, 09/07/24(a)	GBP	1,330	1,902,489
3.25%, 01/22/44(a)	GBP	1,740	2,975,736
3.50%, 01/22/45(a)	GBP	1,746	3,127,758
3.50%, 07/22/68(a)	GBP	1,250	2,696,030
3.75%, 09/07/21(a)	GBP	2,600	3,627,466
3.75%, 07/22/52(a)	GBP	1,245	2,500,413
4.00%, 03/07/22(a)	GBP	2,060	2,932,184
4.00%, 01/22/60(a)	GBP	1,240	2,786,422
4.25%, 12/07/27(a)	GBP	590	971,164
4.25%, 06/07/32(a)	GBP	2,379	4,162,522
4.25%, 03/07/36(a)	GBP	1,225	2,238,155
4.25%, 09/07/39(a)	GBP	1,380	2,614,451
4.25%, 12/07/40(a)	GBP	1,975	3,786,882
4.25%, 12/07/46(a)	GBP	1,417	2,884,035
4.25%, 12/07/49(a)	GBP	980	2,064,015
4.25%, 12/07/55(a)	GBP	1,565	3,521,121
4.50%, 09/07/34(a)	GBP	1,850	3,408,651
4.50%, 12/07/42(a)	GBP	1,655	3,347,382
4.75%, 12/07/30(a)	GBP	1,795	3,217,080
4.75%, 12/07/38(a)	GBP	830	1,653,406
5.00%, 03/07/25(a)	GBP	410	658,591
6.00%, 12/07/28(a)	GBP	430	807,820
8.00%, 06/07/21(a)	GBP	100	150,178

			97,485,061

Total Foreign Government Obligations — 74.4% (Cost: $973,096,844)			976,012,874

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)		3,113	3,113,183

Total Short-Term Investments — 0.2% (Cost: $3,113,183)			3,113,183

Total Investments in Securities — 98.9% (Cost: $1,294,453,653)			1,296,949,447

Other Assets, Less Liabilities — 1.1%			14,568,442

Net Assets — 100.0%			$1,311,517,889

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,592	(479)	3,113	$3,113,183	$82,658	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	11,780,000	USD	11,559,786	SSB	05/03/19	$567
GBP	107,760,000	USD	138,926,024	JPM	05/03/19	1,562,851
ILS	12,120,000	USD	3,362,024	MS	05/03/19	3,919
USD	625,483	AUD	880,000	JPM	05/03/19	6,081
USD	37,125,794	AUD	52,350,000	MS	05/03/19	278,417
USD	14,621,950	CAD	19,525,000	CITI	05/03/19	106,609
USD	14,628,350	CAD	19,525,000	DB	05/03/19	113,009
USD	2,127,523	CAD	2,840,000	JPM	05/03/19	16,200
USD	15,890,588	CAD	21,215,000	MS	05/03/19	118,861
USD	14,625,631	CAD	19,530,000	SSB	05/03/19	106,573
USD	14,630,082	CAD	19,525,000	UBS	05/03/19	114,741
USD	10,683,245	CHF	10,620,000	UBS	05/03/19	261,262
USD	6,585,307	DKK	43,640,000	CITI	05/03/19	33,779
USD	139,190,612	EUR	123,635,000	CITI	05/03/19	632,797
USD	136,658,510	EUR	121,385,000	DB	05/03/19	622,271
USD	12,012,051	EUR	10,670,000	JPM	05/03/19	54,176
USD	144,975,947	EUR	128,805,000	MS	05/03/19	624,109
USD	144,092,651	EUR	128,020,000	SSB	05/03/19	620,563
USD	136,621,367	EUR	121,385,000	UBS	05/03/19	585,128
USD	141,521,340	GBP	107,760,000	JPM	05/03/19	1,032,466
USD	1,993,646	HUF	568,430,000	CITI	05/03/19	26,564
USD	3,479,747	NOK	29,890,000	DB	05/03/19	23,257
USD	3,064,452	NZD	4,500,000	JPM	05/03/19	63,363
USD	498,149	NZD	730,000	SSB	05/03/19	11,306
USD	12,597,242	SEK	116,370,000	MS	05/03/19	356,530
USD	5,260,521	SGD	7,120,000	CITI	05/03/19	29,843
USD	125,575	SGD	170,000	JPM	05/03/19	685
USD	251,153	SGD	340,000	SSB	05/03/19	1,374
USD	8,978,084	THB	284,590,000	CITI	05/03/19	63,754
USD	8,728,884	CNH	58,700,000	JPM	05/06/19	21,134
JPY	3,555,755,000	USD	31,925,398	CITI	05/07/19	13,806
JPY	3,555,755,000	USD	31,918,806	DB	05/07/19	20,397
JPY	3,555,760,000	USD	31,918,393	JPM	05/07/19	20,856
JPY	3,555,755,000	USD	31,922,818	MS	05/07/19	16,385
JPY	3,555,755,000	USD	31,915,941	SSB	05/07/19	23,262
USD	30,135,246	JPY	3,331,575,000	CITI	05/07/19	209,717
USD	30,139,226	JPY	3,331,575,000	DB	05/07/19	213,697
USD	490,365	JPY	54,130,000	JPM	05/07/19	4,148
USD	34,416,483	JPY	3,806,435,000	MS	05/07/19	225,573
USD	32,002,521	JPY	3,537,590,000	SSB	05/07/19	226,483

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,134,265	JPY	3,331,575,000	UBS	05/07/19	$208,735
USD	38,518,794	AUD	54,630,000	SSB	06/04/19	35,983
USD	15,585,060	CAD	20,945,000	CITI	06/04/19	1,734
USD	15,587,754	CAD	20,945,000	DB	06/04/19	4,428
USD	15,580,380	CAD	20,940,000	JPM	06/04/19	775
USD	15,585,895	CAD	20,945,000	MS	06/04/19	2,569
USD	9,361,866	CNH	63,080,000	CITI	06/04/19	3,878
USD	9,384,025	CNH	63,250,000	UBS	06/04/19	817
USD	2,505,196	CZK	57,270,000	MS	06/04/19	423
USD	6,575,510	DKK	43,640,000	JPM	06/04/19	4,613
USD	146,386,490	EUR	130,130,000	CITI	06/04/19	145,356
USD	146,370,484	EUR	130,130,000	DB	06/04/19	129,350
USD	146,371,468	EUR	130,120,000	JPM	06/04/19	141,571
USD	146,407,246	EUR	130,130,000	MS	06/04/19	166,112
USD	146,404,188	EUR	130,130,000	SSB	06/04/19	163,054
USD	1,979,410	HUF	568,430,000	CITI	06/04/19	7,755
USD	8,711,076	MXN	166,380,000	CITI	06/04/19	9,876
USD	3,471,673	NOK	29,890,000	MS	06/04/19	10,664
USD	3,494,001	NZD	5,230,000	CITI	06/04/19	4,021
USD	917,063	PLN	3,500,000	MS	06/04/19	1,982
USD	12,884,154	SEK	121,840,000	JPM	06/04/19	34,552
USD	6,133,480	SGD	8,340,000	CITI	06/04/19	3,270
USD	1,647,300	KRW	1,866,440,000	CITI	06/19/19	46,790
USD	36,092,063	KRW	40,905,040,000	MS	06/19/19	1,015,167
USD	8,743,385	MYR	35,760,000	MS	06/19/19	102,003

						10,711,991

AUD	54,630,000	USD	38,487,600	SSB	05/03/19	(35,409)
CAD	20,945,000	USD	15,573,154	CITI	05/03/19	(2,152)
CAD	20,945,000	USD	15,575,675	DB	05/03/19	(4,673)
CAD	20,940,000	USD	15,568,345	JPM	05/03/19	(1,060)
CAD	20,945,000	USD	15,573,814	MS	05/03/19	(2,812)
CAD	20,945,000	USD	15,571,044	SSB	05/03/19	(41)
CZK	57,270,000	USD	2,502,950	MS	05/03/19	(416)
DKK	43,640,000	USD	6,556,117	JPM	05/03/19	(4,588)
EUR	130,130,000	USD	145,981,135	CITI	05/03/19	(144,370)
EUR	130,130,000	USD	145,966,821	DB	05/03/19	(130,055)
EUR	130,120,000	USD	145,968,616	JPM	05/03/19	(143,058)
EUR	130,130,000	USD	146,001,956	MS	05/03/19	(165,191)
EUR	130,130,000	USD	145,999,354	SSB	05/03/19	(162,588)
HUF	568,430,000	USD	1,974,812	CITI	05/03/19	(7,731)
MXN	166,380,000	USD	8,756,427	CITI	05/03/19	(10,127)
NOK	29,890,000	USD	3,467,155	MS	05/03/19	(10,665)
NZD	5,230,000	USD	3,492,059	CITI	05/03/19	(4,127)
SEK	121,840,000	USD	12,850,599	JPM	05/03/19	(34,510)
SGD	8,340,000	USD	6,130,370	CITI	05/03/19	(3,423)
THB	306,040,000	USD	9,587,719	JPM	05/03/19	(1,502)
USD	981,690	AUD	1,400,000	JPM	05/03/19	(3,722)
USD	1,897,646	CAD	2,560,000	JPM	05/03/19	(5,518)
USD	1,137,237	CHF	1,160,000	JPM	05/03/19	(1,134)

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,495,862	CZK	57,270,000	CITI	05/03/19	$(6,672)
USD	3,890,600	EUR	3,490,000	CITI	05/03/19	(20,645)
USD	14,770,689	EUR	13,250,000	JPM	05/03/19	(78,593)
USD	2,883,956	ILS	10,440,000	CITI	05/03/19	(15,420)
USD	462,823	ILS	1,680,000	JPM	05/03/19	(3,743)
USD	894,404	MXN	17,270,000	MS	05/03/19	(13,449)
USD	7,679,727	MXN	149,110,000	SSB	05/03/19	(158,721)
USD	574,220	SEK	5,470,000	JPM	05/03/19	(1,157)
USD	520,957	SGD	710,000	JPM	05/03/19	(642)
USD	668,433	THB	21,450,000	CITI	05/03/19	(3,455)
CNH	63,080,000	USD	9,361,259	CITI	05/06/19	(3,765)
PLN	3,500,000	USD	916,278	MS	05/06/19	(1,987)
USD	649,007	CNH	4,380,000	DB	05/06/19	(736)
USD	909,299	PLN	3,500,000	CITI	05/06/19	(4,992)
USD	3,462,505	JPY	385,900,000	JPM	05/07/19	(3,802)
USD	1,049,041	CAD	1,410,000	DB	06/04/19	(16)
USD	15,583,208	CAD	20,945,000	SSB	06/04/19	(118)
USD	11,595,789	CHF	11,780,000	SSB	06/04/19	(624)
USD	11,350,313	EUR	10,100,000	DB	06/04/19	(148)
USD	143,034,658	GBP	110,760,000	JPM	06/04/19	(1,610,147)
USD	3,369,046	ILS	12,120,000	MS	06/04/19	(3,936)
USD	31,998,112	JPY	3,555,755,000	CITI	06/04/19	(14,037)
USD	33,179,423	JPY	3,687,775,000	DB	06/04/19	(21,291)
USD	31,989,665	JPY	3,555,760,000	JPM	06/04/19	(22,530)
USD	31,995,060	JPY	3,555,755,000	MS	06/04/19	(17,089)
USD	31,987,519	JPY	3,555,755,000	SSB	06/04/19	(24,630)
USD	9,572,308	THB	306,040,000	JPM	06/04/19	(20,741)
USD	7,735,063	IDR	111,934,100,000	CITI	06/19/19	(72,894)
USD	807,459	IDR	11,620,140,000	DB	06/19/19	(3,103)
USD	4,112,808	RUB	271,800,000	MS	06/19/19	(67,363)

						(3,075,318)

	Net unrealized appreciation					$7,636,673

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$10,711,991

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$3,075,318

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$30,419,178

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(10,334,244)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,131,098,464
Average amounts sold — in USD	$2,257,673,114

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$10,711,991	$3,075,318

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$10,711,991	$3,075,318
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$10,711,991	$3,075,318

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)
Citibank N.A.	$1,339,549	$(313,810)	$—	$1,025,739
Deutsche Bank AG London	1,126,409	(160,022)	—	966,387
JPMorgan Chase Bank N.A.	2,963,471	(1,936,447)	(1,027,024)	—
Morgan Stanley & Co. International PLC	2,922,714	(282,908)	(680,000)	1,959,806
State Street Bank and Trust Co.	1,189,165	(382,131)	—	807,034
UBS AG	1,170,683	—	—	1,170,683

	$10,711,991	$(3,075,318)	$(1,707,024)	$5,929,649

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citibank N.A.	$313,810	$(313,810)	$—	$—
Deutsche Bank AG London	160,022	(160,022)	—	—
JPMorgan Chase Bank N.A.	1,936,447	(1,936,447)	—	—
Morgan Stanley & Co. International PLC	282,908	(282,908)	—	—
State Street Bank and Trust Co.	382,131	(382,131)	—	—

	$3,075,318	$(3,075,318)	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core International Aggregate Bond ETF

(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$317,823,390	$—	$317,823,390
Foreign Government Obligations	—	976,012,874	—	976,012,874
Money Market Funds	3,113,183	—	—	3,113,183

	$3,113,183	$1,293,836,264	$—	$1,296,949,447

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$10,711,991	$—	$10,711,991
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,075,318)	—	(3,075,318)

	$—	$7,636,673	$—	$7,636,673

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

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Statements of Assets and Liabilities (unaudited)

April 30, 2019

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,550,124,008	$1,293,836,264
Affiliated(c)	102,562,353	3,113,183
Foreign currency, at value(d)	—	17,002,204
Receivables:
Investments sold	37,694,530	7,515,632
Securities lending income — Affiliated	14,203	—
Capital shares sold	4,453,876	14,857,070
Dividends	169,349	20,391
Interest	17,211,835	9,527,888
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	10,711,991

Total assets	2,712,230,154	1,356,584,623

LIABILITIES
Bank overdraft	11,614	—
Cash received:
Collateral — forward foreign currency exchange contracts	—	2,780,000
Collateral on securities loaned, at value	15,726,070	—
Deferred foreign capital gain tax	—	12,138
Payables:
Investments purchased	117,150,123	39,105,620
Investment advisory fees	118,710	93,658
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	3,075,318

Total liabilities	133,006,517	45,066,734

NET ASSETS	$2,579,223,637	$1,311,517,889

NET ASSETS CONSIST OF:
Paid-in capital	$2,571,372,637	$1,281,767,554
Accumulated earnings	7,851,000	29,750,335

NET ASSETS	$2,579,223,637	$1,311,517,889

Shares outstanding	51,800,000	24,650,000

Net asset value	$49.79	$53.21

Shares authorized	Unlimited	Unlimited

Par value	. None	None

(a) Securities loaned, at value	$14,641,009	$—
(b) Investments, at cost — Unaffiliated	$2,541,556,376	$1,291,340,470
(c) Investments, at cost — Affiliated	$102,542,317	$3,113,183
(d) Foreign currency, at cost	$—	$17,041,750

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Operations (unaudited)

Six Months Ended April 30, 2019

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$849,400	$82,658
Interest — Unaffiliated	33,063,915	6,101,172
Interest — Affiliated	38,161	—
Securities lending income — Affiliated — net	110,399	—
Other income — Unaffiliated	11,422	451
Foreign taxes withheld	—	(79,565)

Total investment income	34,073,297	6,104,716

EXPENSES
Investment advisory fees	693,926	492,734

Total expenses	693,926	492,734
Less:
Investment advisory fees waived	(30,108)	—

Total expenses after fees waived	663,818	492,734

Net investment income	33,409,479	5,611,982

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	170,686	(522,152)
Investments — Affiliated	(4,109)	—
In-kind redemptions — Unaffiliated	(574,659)	—
Forward foreign currency exchange contracts	—	30,419,178
Foreign currency transactions	—	22,429

Net realized gain (loss)	(408,082)	29,919,455

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	46,682,821	26,532,829
Investments — Affiliated	53,848	—
Forward foreign currency exchange contracts	—	(10,334,244)
Foreign currency translations	—	123,856

Net change in unrealized appreciation (depreciation)	46,736,669	16,322,441

Net realized and unrealized gain	46,328,587	46,241,896

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,738,066	$51,853,878

(a) Net of deferred foreign capital gain tax of	$—	$12,138

See notes to financial statements.

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,409,479	$45,249,245	$5,611,982	$6,561,127
Net realized gain (loss)	(408,082)	(5,924,743)	29,919,455	35,350,304
Net change in unrealized appreciation (depreciation)	46,736,669	(37,248,763)	16,322,441	(30,701,570)

Net increase in net assets resulting from operations	79,738,066	2,075,739	51,853,878	11,209,861

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(32,059,404)	(42,037,993)	(28,647,980)	(10,826,541)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	326,260,095	1,088,354,368	416,993,852	405,699,787

NET ASSETS
Total increase in net assets	373,938,757	1,048,392,114	440,199,750	406,083,107
Beginning of period	2,205,284,880	1,156,892,766	871,318,139	465,235,032

End of period	$2,579,223,637	$2,205,284,880	$1,311,517,889	$871,318,139

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)	Year Ended 10/31/14 (a)

Net asset value, beginning of period	$48.79		$50.08	$50.44	$50.00	$50.12	$50.06

Net investment income(b)	0.71		1.24	1.03	0.94	0.77	0.54
Net realized and unrealized gain (loss)(c)	0.98		(1.37)	(0.38)	0.43	(0.13)	(0.02)

Net increase (decrease) from investment operations	1.69		(0.13)	0.65	1.37	0.64	0.52

Distributions(d)
From net investment income	(0.69)		(1.16)	(1.01)	(0.93)	(0.76)	(0.46)

Total distributions	(0.69)		(1.16)	(1.01)	(0.93)	(0.76)	(0.46)

Net asset value, end of period	$49.79		$48.79	$50.08	$50.44	$50.00	$50.12

Total Return
Based on net asset value	3.48	%(e)	(0.25)%	1.29%	2.79%	1.28%	1.04%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.08%	0.12%	0.12%	0.12%

Total expenses after fees waived	0.06	%(f)	0.06%	0.07%	0.11%	0.12%	0.12%

Net investment income	2.89	%(f)	2.53%	2.06%	1.87%	1.53%	1.07%

Supplemental Data
Net assets, end of period (000)	$2,579,224		$2,205,285	$1,156,893	$580,113	$429,973	$220,508

Portfolio turnover rate(g)(h)	40	%(e)	107%	124%	124%	138%	116%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Six Months Ended				Period From
	04/30/19		Year Ended	Year Ended	11/10/15	(a)
	(unaudited	)	10/31/18	10/31/17	to 10/31/16

Net asset value, beginning of period	$52.17		$51.98	$52.62	$49.85

Net investment income(b)	0.27		0.47	0.44	0.42
Net realized and unrealized gain(c)	2.20		0.44	0.30	2.67

Net increase from investment operations	2.47		0.91	0.74	3.09

Distributions(d)
From net investment income	(1.43)		(0.72)	(0.76)	(0.32)
From net realized gain	—		—	(0.20)	—
Return of capital	—		—	(0.42)	—

Total distributions	(1.43)		(0.72)	(1.38)	(0.32)

Net asset value, end of period	$53.21		$52.17	$51.98	$52.62

Total Return
Based on net asset value	4.80	%(e)	1.77%	1.46%	6.22	%(e)

Ratios to Average Net Assets
Total expenses	0.09	%(f)	0.09%	0.11%	0.15	%(f)

Net investment income	1.03	%(f)	0.91%	0.84%	0.83	%(f)

Supplemental Data
Net assets, end of period (000)	$1,311,518		$871,318	$465,235	$186,791

Portfolio turnover rate(g)	5	%(e)	11%	20%	110	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

92	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core 1-5 Year USD Bond
Barclays Bank PLC	$530,582	$530,582		$—	$—
Barclays Capital Inc.	2,735,942	2,735,942		—	—
BNP Paribas Prime Brokerage International Ltd.	49,146	49,146		—	—
Citigroup Global Markets Inc.	4,001,604	4,001,604		—	—
Credit Suisse Securities (USA) LLC	448,843	448,843		—	—
Goldman Sachs & Co.	1,379,874	1,379,874		—	—
Jefferies LLC	1,122,586	1,122,586		—	—
JPMorgan Securities LLC	675,874	675,874		—	—
Merrill Lynch, Pierce, Fenner & Smith	601,167	601,167		—	—
Nomura Securities International Inc.	841,832	841,832		—	—
RBC Capital Markets LLC	1,189,957	1,189,957		—	—
UBS AG	273,519	273,519		—	—
Wells Fargo Bank, National Association	148,506	148,506		—	—
Wells Fargo Securities LLC	641,577	641,577		—	—

	$14,641,009	$14,641,009		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: The iShares Core International Aggregate Bond ETF uses forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies of the non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.09

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 1-5 Year USD Bond	$27,432

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core 1-5 Year USD Bond	$—	$38,369,322
Core International Aggregate Bond	—	64,007

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$855,585,543	$791,614,961	$171,685,920	$138,845,841
Core International Aggregate Bond	—	—	160,883,425	56,322,793

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$370,851,626	$141,643,154
Core International Aggregate Bond	308,465,360	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core 1-5 Year USD Bond	$5,989,339
Core International Aggregate Bond	63,662

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any)for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$2,644,143,699	$18,518,351	$(9,975,689)	$8,542,662
Core International Aggregate Bond	1,295,220,712	29,756,200	(20,390,792)	9,365,408

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Core 1-5 Year USD Bond
Shares sold	9,700,000	$478,479,291	22,200,000	$1,093,259,156
Shares redeemed	(3,100,000)	(152,219,196)	(100,000)	(4,904,788)

Net increase	6,600,000	$326,260,095	22,100,000	$1,088,354,368

Core International Aggregate Bond
Shares sold	7,950,000	$416,993,852	7,900,000	$413,494,808
Shares redeemed	—	—	(150,000)	(7,795,021)

Net increase	7,950,000	$416,993,852	7,750,000	$405,699,787

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 1-5 Year USD Bond(a)	$0.680166	$—	$0.005089	$0.685255	99%	—%	1%	100%
Core International Aggregate Bond	1.430456	—	—	1.430456	100	—	—	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	99

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

RB	Revenue Bond

Counterparty Abbreviations

CITI	Citibank N.A.

DB	Deutsche Bank AG London

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	101

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Core Total USD Bond Market ETF | IUSB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Core Total USD Bond Market ETF

Investment Objective

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.57%	5.37%	2.76%	5.37%	14.23%
Fund Market	5.64	5.55	2.80	5.55	14.46
Index	5.56	5.38	2.78	5.38	14.35

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,055.70	$0.25		$1,000.00	$1,024.50	$0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	58.1%
Corporate Bonds & Notes	34.0
Foreign Government Obligations	5.9
Collaterized Mortgage Obligations	1.1
Municipal Debt Obligations	0.5
Asset-Backed Securities	0.4

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	61.6%
Aa	3.5
A	11.0
Baa	14.5
Ba	4.0
B	2.9
Caa	0.8
Not Rated	1.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust 2.35%, 05/15/25	$1,050	$1,041,615
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1, 2.88%, 01/23/23	500	503,006
Series 2017-A3, Class A3, 1.92%, 04/07/22	800	795,338
Series 2017-A8, Class A8, 1.86%, 08/08/22	1,500	1,487,220
Discover Card Execution Note Trust Series 2017-A2, Class A2, 2.39%, 07/15/24	2,000	1,992,212
Drive Auto Receivables Trust Series 2018-13.81%, 05/15/24	2,000	2,019,276
Santander Drive Auto Receivables Trust 3.56%, 07/15/24 (Call 08/15/21)	1,605	1,623,362
Synchrony Credit Card Master Note Trust 2.21%, 05/15/24	2,000	1,983,490
Toyota Auto Receivables Owner Trust Series 2017-D, Class A4, 2.12%, 02/15/23	550	544,983

Total Asset-Backed Securities — 0.3%
(Cost: $11,938,216)		11,990,502

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51	464	493,054
Series 2018-B5, Class A4, 4.21%, 07/15/51	750	807,864
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,500	2,653,034
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	1,021,343
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	1,000	1,013,955
Series 2017-P7, Class A4, 3.71%, 04/14/50	750	778,776
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	937	953,540
Series 2013-CR09, Class A4, 4.37%, 07/10/45(a)	450	474,749
Series 2013-CR12, Class A4, 4.05%, 10/10/46	200	208,920
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	750	776,628
Series 2015-CR25, Class A4, 3.76%, 08/10/48	650	675,440
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,019,496
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,750	1,848,910
GS Mortgage Securities Trust, Series 2014-GC24,
Class A5, 3.93%, 09/10/47	1,250	1,308,787
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	1,020	1,072,852
Series 2014-C18, Class A5, 4.08%, 02/15/47	1,000	1,049,251
Series 2015-C29, Class A2, 2.92%, 05/15/48	411	410,754
Series 2015-C32, Class A5, 3.60%, 11/15/48	2,500	2,572,482
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,015,272
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	2,499	2,582,669
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47	2,000	2,097,968
Series 2014-C17, Class A5, 3.74%, 08/15/47	2,500	2,591,474
Series 2014-C18, Class ASB, 3.62%, 10/15/47	930	952,996
Series 2015-C22, Class A4, 3.31%, 04/15/48	500	507,218
Series 2015-C23, Class A4, 3.72%, 07/15/50	500	517,678
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.18%, 07/15/51	1,000	1,073,251

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust, Series 2018-C08,
Class A4, 3.98%, 02/15/51	$875	$921,126
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	2,000	2,029,458
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	750	760,978
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	200	203,408
Series 2012-C10, Class A3, 2.88%, 12/15/45	3,325	3,333,977
Series 2014-C21, Class A2, 2.92%, 08/15/47	326	325,749

		38,053,057

Total Collaterized Mortgage Obligations — 1.1%
(Cost: $37,935,016)		38,053,057

Corporate Bonds & Notes

Advertising — 0.1%
Acosta Inc., 7.75%, 10/01/22 (Call 10/01/19)(b)	75	11,398
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(b)	15	15,252
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	225	230,101
4.20%, 04/15/24	100	103,868
5.40%, 10/01/48 (Call 04/01/48)	85	88,201
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/19)	75	76,091
5.38%, 01/15/24 (Call 01/15/20)	50	51,253
5.75%, 02/01/26 (Call 02/01/21)	50	52,624
5.75%, 02/01/26 (Call 02/01/21)(b)	40	42,072
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/19)(b)	125	105,981
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	275	274,574
3.63%, 05/01/22	275	280,442
3.65%, 11/01/24 (Call 08/01/24)	5	5,104
4.45%, 08/15/20	100	102,103
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/20)	15	15,189
5.63%, 02/15/24 (Call 02/15/20)	50	51,490
5.88%, 03/15/25 (Call 09/15/19)	75	77,851
WPP Finance 2010
3.75%, 09/19/24	100	100,416
4.75%, 11/21/21	30	31,128
5.13%, 09/07/42	50	47,539
5.63%, 11/15/43	160	162,240

		1,924,917
Aerospace & Defense — 0.5%
Airbus Finance BV, 2.70%, 04/17/23(b)	150	149,260
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	155	159,735
5.40%, 04/15/21 (Call 01/15/21)	115	118,562
5.87%, 02/23/22	400	419,696
5.90%, 02/01/27	175	185,188
5.95%, 02/01/37	100	100,554
6.15%, 08/15/20	104	107,397
6.75%, 01/15/28	150	159,873
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	125	127,422
3.85%, 12/15/25 (Call 09/15/25)(b)	100	101,710
BBA U.S. Holdings Inc., 5.38%, 05/01/26
(Call 05/01/21)(b)	65	66,671

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	$100	$95,851
2.25%, 06/15/26 (Call 03/15/26)	35	32,922
2.35%, 10/30/21	15	14,858
2.70%, 05/01/22	45	44,920
2.80%, 03/01/23 (Call 02/01/23)	55	54,904
2.80%, 03/01/24 (Call 02/01/24)	200	199,610
2.80%, 03/01/27 (Call 12/01/26)	100	97,091
2.85%, 10/30/24 (Call 07/30/24)	100	99,288
3.20%, 03/01/29 (Call 12/01/28)	35	34,742
3.25%, 03/01/28 (Call 12/01/27)	70	69,779
3.38%, 06/15/46 (Call 12/15/45)	25	22,543
3.50%, 03/01/39 (Call 09/01/38)	45	42,877
3.55%, 03/01/38 (Call 09/01/37)	55	52,252
3.60%, 05/01/34 (Call 02/01/34)	150	149,535
3.65%, 03/01/47 (Call 09/01/46)	100	94,601
3.90%, 05/01/49	150	147,444
5.88%, 02/15/40	100	123,761
6.13%, 02/15/33	45	56,771
6.88%, 03/15/39	100	137,911
Bombardier Inc.
5.75%, 03/15/22(b)(c)	100	101,375
6.00%, 10/15/22 (Call 04/15/20)(b)(c)	200	200,384
6.13%, 01/15/23(b)	175	175,584
7.50%, 12/01/24 (Call 12/01/20)(b)	200	203,280
7.50%, 03/15/25 (Call 03/15/20)(b)	225	225,790
7.88%, 04/15/27 (Call 04/15/22)(b)	290	292,056
8.75%, 12/01/21(b)	175	193,238
Embraer Netherlands Finance BV
5.05%, 06/15/25	225	237,550
5.40%, 02/01/27	125	134,527
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	25	26,907
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	225	217,584
2.13%, 08/15/26 (Call 05/15/26)	155	146,097
2.25%, 11/15/22 (Call 08/15/22)	75	74,122
2.38%, 11/15/24 (Call 09/15/24)	75	73,580
2.63%, 11/15/27 (Call 08/15/27)	125	121,189
3.00%, 05/11/21	315	317,826
3.38%, 05/15/23 (Call 04/15/23)	50	51,255
3.50%, 05/15/25 (Call 03/15/25)	100	103,393
3.60%, 11/15/42 (Call 05/14/42)	10	9,879
3.75%, 05/15/28 (Call 02/15/28)	50	52,512
3.88%, 07/15/21 (Call 04/15/21)	5	5,119
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	102,837
4.40%, 06/15/28 (Call 03/15/28)	125	131,849
4.85%, 04/27/35 (Call 10/27/34)	60	64,277
5.05%, 04/27/45 (Call 10/27/44)	110	121,966
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(b)	25	26,538
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	250	254,195
3.95%, 05/28/24 (Call 02/28/24)	100	102,830
4.40%, 06/15/28 (Call 03/15/28)	25	26,363
4.95%, 02/15/21 (Call 11/15/20)	25	25,801
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	97,326
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	491	489,718
2.90%, 03/01/25 (Call 12/01/24)	357	355,615

Security	Par (000)	Value
Aerospace & Defense (continued)
3.10%, 01/15/23 (Call 11/15/22)	$50	$50,485
3.35%, 09/15/21	300	304,692
3.55%, 01/15/26 (Call 10/15/25)	100	102,960
3.60%, 03/01/35 (Call 09/01/34)	125	123,115
3.80%, 03/01/45 (Call 09/01/44)	200	196,786
4.09%, 09/15/52 (Call 03/15/52)	57	57,816
4.50%, 05/15/36 (Call 11/15/35)	25	27,114
4.70%, 05/15/46 (Call 11/15/45)	350	393,407
5.72%, 06/01/40	25	30,671
Series B, 6.15%, 09/01/36	100	127,057
Northrop Grumman Corp.
2.08%, 10/15/20	64	63,452
2.55%, 10/15/22 (Call 09/15/22)	125	123,761
2.93%, 01/15/25 (Call 11/15/24)	354	350,336
3.20%, 02/01/27 (Call 11/01/26)	65	64,013
3.25%, 08/01/23	140	141,700
3.25%, 01/15/28 (Call 10/15/27)	336	330,258
3.50%, 03/15/21	50	50,688
3.85%, 04/15/45 (Call 10/15/44)	135	128,650
4.03%, 10/15/47 (Call 04/15/47)	165	162,540
4.75%, 06/01/43	105	113,737
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22 (Call 11/01/19)(b)	25	25,461
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	150	149,925
3.13%, 10/15/20	175	176,337
4.88%, 10/15/40	15	17,405
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	15	14,953
3.50%, 03/15/27 (Call 12/15/26)	275	272,440
3.70%, 12/15/23 (Call 09/15/23)	50	51,209
4.35%, 04/15/47 (Call 10/15/46)	125	124,441
4.80%, 12/15/43 (Call 06/15/43)	90	94,685
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	125	125,887
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/19)	250	253,295
6.25%, 03/15/26 (Call 03/15/22)(b)	455	473,842
6.38%, 06/15/26 (Call 06/15/21)	175	175,290
6.50%, 07/15/24 (Call 07/15/19)	150	152,158
6.50%, 05/15/25 (Call 05/15/20)	100	100,695
7.50%, 03/15/27 (Call 03/15/22)(b)	70	72,178
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 05/15/21)(b)	200	201,002
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/31/19)	100	98,670
7.75%, 08/15/25 (Call 08/15/20)	75	75,000
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	180	176,292
2.65%, 11/01/26 (Call 08/01/26)	25	23,953
3.10%, 06/01/22	470	472,989
3.13%, 05/04/27 (Call 01/04/27)	290	285,064
3.35%, 08/16/21	106	107,326
3.65%, 08/16/23 (Call 07/16/23)	220	225,619
3.75%, 11/01/46 (Call 05/01/46)	95	87,758
3.95%, 08/16/25 (Call 06/16/25)	175	182,847
4.05%, 05/04/47 (Call 11/04/46)	175	169,587
4.13%, 11/16/28 (Call 08/16/28)	990	1,032,412
4.15%, 05/15/45 (Call 11/16/44)	50	49,147
4.45%, 11/16/38 (Call 05/16/38)	125	130,695
4.50%, 06/01/42	555	576,717

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Aerospace & Defense (continued)
4.63%, 11/16/48 (Call 05/16/48)	$275	$291,681
5.40%, 05/01/35	65	73,425
5.70%, 04/15/40	200	233,770
6.05%, 06/01/36	125	150,517
6.13%, 07/15/38	50	61,320
7.50%, 09/15/29	50	65,394

		18,024,914
Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	150	138,756
Altria Group Inc.
2.85%, 08/09/22	234	232,718
2.95%, 05/02/23	250	248,080
3.49%, 02/14/22 (Call 01/14/22)	100	101,326
3.80%, 02/14/24 (Call 01/14/24)	70	71,300
3.88%, 09/16/46 (Call 03/16/46)	150	125,260
4.00%, 01/31/24	195	200,394
4.25%, 08/09/42	150	132,663
4.40%, 02/14/26 (Call 12/14/25)	250	258,187
4.50%, 05/02/43	275	251,042
4.75%, 05/05/21	435	451,260
4.80%, 02/14/29 (Call 11/14/28)	225	233,379
5.38%, 01/31/44(c)	305	310,353
5.80%, 02/14/39 (Call 08/14/38)	200	214,304
5.95%, 02/14/49 (Call 08/14/48)	140	151,773
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	235	226,477
3.38%, 03/15/22 (Call 02/15/22)	70	71,324
3.75%, 09/15/47 (Call 03/15/47)	80	77,058
4.02%, 04/16/43	75	75,124
4.50%, 03/15/49 (Call 09/15/48)	50	54,490
4.54%, 03/26/42	125	134,762
5.38%, 09/15/35	25	29,202
BAT Capital Corp.
2.30%, 08/14/20	160	158,731
2.76%, 08/15/22 (Call 07/15/22)	185	182,434
3.22%, 08/15/24 (Call 06/15/24)	370	362,589
3.56%, 08/15/27 (Call 05/15/27)	455	433,620
4.39%, 08/15/37 (Call 02/15/37)	295	267,715
4.54%, 08/15/47 (Call 02/15/47)	240	214,267
BAT International Finance PLC
2.75%, 06/15/20(b)	100	99,794
3.50%, 06/15/22(b)	150	151,023
3.95%, 06/15/25(b)	200	201,398
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	57	56,562
3.25%, 08/15/26 (Call 05/15/26)	50	46,372
3.50%, 11/24/20(c)	240	241,445
3.75%, 09/25/27 (Call 06/25/27)	115	107,761
4.35%, 03/15/24 (Call 02/15/24)	223	226,664
Cargill Inc.
3.05%, 04/19/21(b)	300	301,659
3.25%, 03/01/23(b)	95	96,298
Cooke Omega Investments Inc./Alpha VesselCo
Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(b)	50	49,326
Imperial Brands Finance PLC
3.50%, 02/11/23 (Call 11/11/22)(b)	200	200,390
3.75%, 07/21/22 (Call 05/21/22)(b)	200	202,870
JBS Investments II GmbH, 7.00%, 01/15/26
(Call 01/15/22)(b)	250	260,055

Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	$180	$177,466
2.38%, 08/17/22 (Call 07/17/22)	135	133,200
2.75%, 02/25/26 (Call 11/25/25)	175	170,303
2.88%, 05/01/24 (Call 04/01/24)	150	149,368
2.90%, 11/15/21	50	50,251
3.13%, 08/17/27 (Call 05/17/27)	25	24,683
3.25%, 11/10/24	250	253,242
3.38%, 08/11/25 (Call 05/11/25)	75	76,066
3.38%, 08/15/29	150	148,389
3.88%, 08/21/42	50	46,666
4.13%, 05/17/21	15	15,411
4.13%, 03/04/43	210	201,785
4.25%, 11/10/44	300	294,456
4.38%, 11/15/41	50	49,838
4.88%, 11/15/43	195	207,954
6.38%, 05/16/38	135	169,398
Pyxus International Inc.
8.50%, 04/15/21 (Call 10/15/19)(b)	55	56,331
9.88%, 07/15/21 (Call 07/15/19)	85	75,811
Reynolds American Inc.
3.25%, 06/12/20	30	30,101
4.00%, 06/12/22	335	342,735
4.45%, 06/12/25 (Call 03/12/25)	285	293,932
5.70%, 08/15/35 (Call 02/15/35)	140	147,279
5.85%, 08/15/45 (Call 02/12/45)	260	269,009
6.15%, 09/15/43	50	53,221
6.88%, 05/01/20	115	119,272
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)(b)	85	76,285
10.50%, 11/01/26 (Call 11/01/21)(b)	50	47,250

		11,329,907
Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	50	53,517
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	84	83,844
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	97	94,719
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	204	211,761
Series 2015-1, Class A, 3.38%, 11/01/28	124	122,392
Series 2016-3, Class AA, 3.00%, 10/15/28	231	222,192
Series 2017-2, Class AA, 3.35%, 04/15/31	189	184,104
Delta Air Lines Inc.
2.60%, 12/04/20	125	124,160
3.63%, 03/15/22 (Call 02/15/22)	350	353,199
3.80%, 04/19/23 (Call 03/19/23)	350	355,614
4.38%, 04/19/28 (Call 01/19/28)	50	49,538
Delta Air Lines Pass Through Trust, Series AA, 3.20%, 10/25/25	30	30,346
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	153	151,679
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	205	204,719
2.75%, 11/16/22 (Call 10/16/22)	20	19,898
3.00%, 11/15/26 (Call 08/15/26)	110	106,155
3.45%, 11/16/27 (Call 08/16/27)	25	24,843
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	160	163,028
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	18	18,234

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Airlines (continued)
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	$39	$40,299
Series 2014-2, Class A, 3.75%, 09/03/26	100	101,435
Series 2015-1, Class AA, 3.45%, 06/01/29	198	197,462
Series 2016-1, Class AA, 3.10%, 07/07/28	97	94,364
Series 2016-2, Class AA, 2.88%, 10/07/28	46	44,147
Series 2018-1, Class AA, 3.50%, 09/01/31	98	96,716
Series A, 3.45%, 01/07/30(c)	138	135,765
United Continental Holdings Inc.
4.25%, 10/01/22	75	75,664
5.00%, 02/01/24(c)	100	102,851
6.00%, 12/01/20	25	26,035
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(d)	200	201,106
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(b)	50	51,388

		3,741,174
Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	219	221,072
4.88%, 05/15/26 (Call 02/15/26)(b)	125	125,101
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)	140	143,965
Michael Kors USA Inc., 4.00%, 11/01/24 (Call 09/01/24)(b)	50	49,925
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	115	113,544
2.38%, 11/01/26 (Call 08/01/26)	200	192,960
3.63%, 05/01/43 (Call 11/01/42)	10	9,758
3.88%, 11/01/45 (Call 05/01/45)	155	156,976
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	182	181,782
3.75%, 09/15/25 (Call 07/15/25)	150	154,826
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	99,501
4.25%, 04/01/25 (Call 01/01/25)	100	101,057
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	90	82,850
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	100	101,716
William Carter Co. (The), 5.63%, 03/15/27
(Call 03/15/22)(b)	75	77,557
Wolverine World Wide Inc., 5.00%, 09/01/26
(Call 09/01/21)(b)	25	24,424

		1,837,014
Auto Manufacturers — 0.7%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	100	98,137
5.00%, 10/01/24 (Call 10/01/19)(b)	50	50,539
5.88%, 06/01/29 (Call 06/01/24)(b)	70	72,136
American Honda Finance Corp.
1.70%, 09/09/21	100	98,045
1.95%, 07/20/20	210	208,341
2.30%, 09/09/26	75	70,836
2.45%, 09/24/20	165	164,668
2.60%, 11/16/22	270	269,012
2.65%, 02/12/21	325	325,088
2.90%, 02/16/24	25	25,074
3.38%, 12/10/21	125	127,220
3.45%, 07/14/23	215	221,024
3.50%, 02/15/28	100	102,091
3.55%, 01/12/24	250	257,937
3.63%, 10/10/23	25	25,898
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/20)(b)	200	198,720

Security	Par (000)	Value
Auto Manufacturers (continued)
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(b)	$75	$79,638
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	400	391,772
2.25%, 09/15/23 (Call 07/15/23)(b)	25	24,255
2.80%, 04/11/26 (Call 01/11/26)(b)	175	168,765
2.95%, 04/14/22(b)	100	100,308
3.10%, 04/12/21(b)	250	251,755
3.15%, 04/18/24 (Call 03/18/24)(b)	100	100,341
3.40%, 08/13/21(b)	55	55,839
3.45%, 04/12/23 (Call 03/12/23)(b)	250	254,065
3.63%, 04/18/29 (Call 01/18/29)(b)	100	100,297
3.75%, 04/12/28 (Call 01/12/28)(b)	300	305,634
Daimler Finance North America LLC
2.00%, 07/06/21(b)	200	195,978
2.45%, 05/18/20(b)	150	149,322
3.00%, 02/22/21(b)	250	250,362
3.10%, 05/04/20(b)	200	200,516
3.25%, 08/01/24(b)	150	150,006
3.35%, 05/04/21(b)	250	252,217
3.35%, 02/22/23(b)	150	151,653
3.40%, 02/22/22(b)	150	151,614
3.65%, 02/22/24(b)	150	153,305
3.70%, 05/04/23(b)	150	153,425
3.75%, 11/05/21(b)	250	254,640
3.75%, 02/22/28(b)(c)	200	201,906
4.30%, 02/22/29(b)	150	157,059
8.50%, 01/18/31	250	359,965
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	200	208,538
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	155	152,450
4.75%, 01/15/43	236	200,477
5.29%, 12/08/46 (Call 06/08/46)	225	204,392
7.45%, 07/16/31	183	212,511
Ford Motor Credit Co. LLC
2.34%, 11/02/20	400	394,000
3.10%, 05/04/23	615	589,527
3.20%, 01/15/21	300	298,053
3.34%, 03/18/21	500	498,140
3.81%, 10/12/21	325	326,222
3.81%, 01/09/24 (Call 11/09/23)	200	195,556
3.82%, 11/02/27 (Call 08/02/27)	300	279,375
4.13%, 08/04/25	235	229,717
4.39%, 01/08/26	210	206,140
5.58%, 03/18/24 (Call 02/18/24)	345	362,743
5.75%, 02/01/21	400	413,924
5.88%, 08/02/21	200	209,336
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	175	174,548
4.88%, 10/02/23	75	78,964
5.00%, 10/01/28 (Call 07/01/28)	150	154,988
5.00%, 04/01/35	155	147,279
5.15%, 04/01/38 (Call 10/01/37)	40	38,562
5.20%, 04/01/45	146	137,494
5.40%, 04/01/48 (Call 10/01/47)	95	92,049
5.95%, 04/01/49 (Call 10/01/48)	200	207,620
6.25%, 10/02/43	185	196,244
6.60%, 04/01/36 (Call 10/01/35)	105	115,306
6.75%, 04/01/46 (Call 10/01/45)	40	44,342

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Financial Co. Inc.
2.45%, 11/06/20	$30	$29,725
3.15%, 06/30/22 (Call 05/30/22)	275	272,877
3.20%, 07/13/20 (Call 06/13/20)	310	310,890
3.20%, 07/06/21 (Call 06/06/21)	88	87,938
3.25%, 01/05/23 (Call 12/05/22)	50	49,670
3.45%, 01/14/22 (Call 12/14/21)	200	201,094
3.45%, 04/10/22 (Call 02/10/22)	285	286,320
3.55%, 04/09/21	100	100,685
3.55%, 07/08/22	100	100,598
3.70%, 11/24/20 (Call 10/24/20)	135	136,378
3.70%, 05/09/23 (Call 03/09/23)	111	111,683
3.85%, 01/05/28 (Call 10/05/27)	65	62,220
3.95%, 04/13/24 (Call 02/13/24)	214	216,078
4.00%, 01/15/25 (Call 10/15/24)	400	402,308
4.15%, 06/19/23 (Call 05/19/23)	80	81,611
4.20%, 03/01/21 (Call 12/01/20)	100	101,739
4.20%, 11/06/21	140	143,140
4.25%, 05/15/23	150	154,064
4.30%, 07/13/25 (Call 04/13/25)	650	660,562
4.35%, 04/09/25 (Call 02/09/25)	240	244,706
4.35%, 01/17/27 (Call 10/17/26)	660	663,419
4.38%, 09/25/21	40	41,039
5.10%, 01/17/24 (Call 12/17/23)	95	100,632
5.25%, 03/01/26 (Call 12/01/25)	92	97,601
5.65%, 01/17/29 (Call 10/17/28)	70	74,984
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	75	73,292
3.55%, 05/21/21(b)	400	403,296
4.05%, 02/04/22(b)	100	102,074
Hyundai Capital America
2.75%, 09/27/26(d)	50	45,792
3.00%, 10/30/20(d)	375	374,126
3.45%, 03/12/21(c)(d)	200	200,874
3.75%, 07/08/21(d)	100	100,950
3.95%, 02/01/22(b)	45	45,716
4.13%, 06/08/23(c)(d)	300	306,903
4.30%, 02/01/24(b)	50	51,380
Hyundai Capital Services Inc.
3.00%, 03/06/22(d)	200	198,286
3.75%, 03/05/23(d)	250	253,072
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(b)	200	168,112
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(b)	50	51,165
Navistar International Corp., 6.63%, 11/01/25
(Call 11/01/20)(b)	155	158,393
Nissan Motor Acceptance Corp.
2.15%, 07/13/20(b)	100	98,823
2.60%, 09/28/22(b)	150	146,675
2.65%, 07/13/22(b)	100	98,149
2.80%, 01/13/22(b)	200	197,838
3.88%, 09/21/23(b)	50	50,919
PACCAR Financial Corp.
2.05%, 11/13/20	190	188,537
2.30%, 08/10/22	155	153,101
2.80%, 03/01/21	50	50,140
3.40%, 08/09/23	25	25,364
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)(c)	225	192,339

Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Corp.
3.18%, 07/20/21	$400	$405,212
3.42%, 07/20/23	100	102,743
3.67%, 07/20/28	45	46,944
Toyota Motor Credit Corp.
1.90%, 04/08/21	25	24,697
2.15%, 09/08/22	75	74,000
2.60%, 01/11/22	50	50,067
2.63%, 01/10/23	150	149,856
2.65%, 04/12/22	350	350,752
2.70%, 01/11/23	25	25,003
2.75%, 05/17/21	45	45,150
2.80%, 07/13/22	90	90,586
2.90%, 04/17/24	150	150,972
2.95%, 04/13/21	250	251,885
3.05%, 01/11/28	50	49,902
3.20%, 01/11/27	110	111,943
3.30%, 01/12/22	300	305,670
3.40%, 09/15/21	25	25,480
3.40%, 04/14/25	250	258,375
3.45%, 09/20/23	100	103,057
Volkswagen Group of America Finance LLC
4.25%, 11/13/23(b)	200	206,604
4.75%, 11/13/28(b)	200	207,954

		24,802,029
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 08/15/21)(b)	200	163,662
Adient U.S.LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	60	61,508
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(c)	85	85,456
6.25%, 03/15/26 (Call 03/15/21)	55	55,008
6.50%, 04/01/27 (Call 04/01/22)	50	50,381
6.63%, 10/15/22 (Call 10/15/19)	50	51,163
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	143	147,759
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	175	180,623
4.35%, 03/15/29 (Call 12/15/28)	25	25,499
4.40%, 10/01/46 (Call 04/01/46)	50	44,365
5.40%, 03/15/49 (Call 09/15/48)	50	51,439
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	30	29,928
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(b)	45	41,403
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(b)	75	76,324
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	100	101,398
Delphi Technologies PLC, 5.00%, 10/01/25(b)	75	68,821
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	100	94,866
5.00%, 05/31/26 (Call 05/31/21)(c)	125	121,587
5.13%, 11/15/23 (Call 11/15/19)(c)	150	152,178
IHO Verwaltungs GmbH (5.25% PIK), 4.50%, 09/15/23 (Call 09/15/19)(b)(e)	200	202,082
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	155	150,795
4.25%, 05/15/29 (Call 02/15/29)	50	49,689
5.25%, 01/15/25 (Call 01/15/20)	100	103,668
5.25%, 05/15/49 (Call 11/15/48)	50	48,818

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	$20	$20,468
4.15%, 10/01/25 (Call 07/01/25)	105	109,945
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/20)	50	51,510
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(b)	165	172,440
8.50%, 05/15/27 (Call 05/15/22)(b)	225	232,463
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	75	61,146
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	75	73,180
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(b)	200	201,776
3.24%, 03/16/23 (Call 02/16/23)(b)	250	252,765
3.57%, 03/16/28 (Call 12/16/27)(b)	250	254,450
ZF North America Capital Inc., 4.75%, 04/29/25(b)	210	211,823

		3,800,386
Banks — 6.9%
ABN AMRO Bank NV
2.45%, 06/04/20(b)	200	199,304
2.65%, 01/19/21(b)	750	748,057
3.40%, 08/27/21(b)	200	202,488
4.40%, 03/27/28 (Call 03/27/23)(d)(f)	200	203,110
4.75%, 07/28/25(b)	250	262,307
Agricultural Bank of China Ltd./New York, 2.75%, 05/21/20(c)	250	249,468
Akbank Turk AS
5.13%, 03/31/25(d)	200	172,408
7.20%, 03/16/27 (Call 03/16/22)(d)(f)	400	326,968
Amber Circle Funding Ltd., 3.25%, 12/04/22(d)	600	600,780
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21(b)	450	448,839
3.40%, 03/19/24(b)	200	202,360
3.45%, 01/21/28(b)	250	248,568
ASB Bank Ltd., 3.75%, 06/14/23(b)	300	306,933
Australia & New Zealand Banking Group Ltd.
3.30%, 05/17/21	500	505,415
4.88%, 01/12/21(b)	210	217,384
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 05/19/22	250	248,505
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(d)	200	197,650
Azure Nova International Finance Ltd.
2.63%, 11/01/21(d)	200	196,034
3.50%, 03/21/22(d)	200	199,606
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(d)	200	210,202
5.90%, 01/16/21(d)	100	103,432
Banco Davivienda SA, 5.88%, 07/09/22(d)	200	211,906
Banco de Credito del Peru, 4.25%, 04/01/23(d)	200	207,126
Banco de Credito del Peru/Panama, 6.88%, 09/16/26(d)(f)	200	215,242
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	199,288
4.63%, 01/15/25(d)	200	202,230
5.38%, 01/15/21(d)	200	204,970
5.88%, 01/26/22(d)	200	208,598
5.88%, 01/19/23(d)	400	421,728
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(d)	150	150,216
Banco Internacional del Peru SAA Interbank, 3.38%, 01/18/23 (Call 10/18/22)(d)	150	149,100
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(c)(d)	400	406,364

Security	Par (000)	Value
Banks (continued)
Banco Santander SA
3.13%, 02/23/23	$215	$214,155
3.50%, 04/11/22	400	404,736
3.80%, 02/23/28	200	195,768
3.85%, 04/12/23	200	203,494
4.25%, 04/11/27	200	202,610
5.18%, 11/19/25(c)	50	53,102
Bancolombia SA
5.13%, 09/11/22	87	90,598
5.95%, 06/03/21	50	52,615
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(d)	400	412,708
4.45%, 09/19/28(d)	300	314,910
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	75	74,385
2.33%, 10/01/21 (Call 10/01/20)(f)	289	286,627
2.37%, 07/21/21 (Call 07/21/20)(f)	360	357,772
2.50%, 10/21/22 (Call 10/21/21)	345	340,277
2.63%, 10/19/20	200	199,858
2.63%, 04/19/21	330	329,554
2.74%, 01/23/22 (Call 01/23/21)(f)	304	303,021
2.82%, 07/21/23 (Call 07/21/22)(f)	35	34,760
2.88%, 04/24/23 (Call 04/24/22)(f)	315	313,841
3.00%, 12/20/23 (Call 12/20/22)(f)	555	552,852
3.09%, 10/01/25 (Call 10/01/24)(f)	110	108,899
3.25%, 10/21/27 (Call 10/21/26)	150	147,069
3.30%, 01/11/23	310	313,509
3.37%, 01/23/26 (Call 01/23/25)(f)	336	336,084
3.42%, 12/20/28 (Call 12/20/27)(f)	1,275	1,252,471
3.46%, 03/15/25 (Call 03/15/24)(f)	240	242,779
3.50%, 05/17/22 (Call 05/17/21)(f)	250	252,852
3.50%, 04/19/26	275	277,137
3.55%, 03/05/24 (Call 03/05/23)(f)	100	101,477
3.59%, 07/21/28 (Call 07/21/27)(f)	124	123,617
3.71%, 04/24/28 (Call 04/24/27)(f)	394	396,029
3.82%, 01/20/28 (Call 01/20/27)(f)	288	293,083
3.86%, 07/23/24 (Call 07/23/23)(f)	550	565,273
3.88%, 08/01/25	420	434,809
3.95%, 01/23/49 (Call 01/23/48)(f)	275	269,780
3.97%, 03/05/29 (Call 03/05/28)(f)	325	332,426
3.97%, 02/07/30 (Call 02/07/29)(f)	305	311,817
4.00%, 04/01/24	75	78,281
4.00%, 01/22/25	350	358,505
4.10%, 07/24/23	85	88,845
4.13%, 01/22/24	600	628,116
4.20%, 08/26/24	2,250	2,334,037
4.24%, 04/24/38 (Call 04/24/37)(f)	410	423,128
4.25%, 10/22/26	75	77,435
4.27%, 07/23/29 (Call 07/23/28)(f)	575	600,196
4.33%, 03/15/50 (Call 03/15/49)(f)	250	258,937
4.44%, 01/20/48 (Call 01/20/47)(f)	630	666,093
4.45%, 03/03/26	150	157,313
4.88%, 04/01/44	5	5,574
5.00%, 01/21/44	222	251,861
5.63%, 07/01/20	40	41,338
5.88%, 02/07/42	216	271,277
6.11%, 01/29/37	100	119,851
7.75%, 05/14/38	200	279,464
Series L, 4.18%, 11/25/27 (Call 11/25/26)	320	327,181
Series L, 4.75%, 04/21/45	150	158,699

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(f)	$250	$252,810
6.00%, 10/15/36	250	311,940
Bank of China Hong Kong Ltd., 5.90%,
(Call 09/14/23)(b)(f)(g)	500	523,945
Bank of China Ltd., 5.00%, 11/13/24(d)	300	317,778
Bank of China Ltd./Hong Kong
3.44%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(d)	250	250,513
3.46%, 07/11/22, (3 mo. LIBOR US + 0.880%)(a)(d)	400	401,860
Bank of China Ltd./London, 3.34%, 06/07/21,
(3 mo. LIBOR US + 0.730%)(a)(d)	400	399,880
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(d)	200	196,438
Bank of China Ltd./Macau, 3.39%, 11/20/21,
(3 mo. LIBOR US + 0.750%)(a)(d)	500	500,290
Bank of China Ltd./Singapore, 3.34%, 04/17/21,
(3 mo. LIBOR US + 0.750%)(a)(d)	200	200,234
Bank of Communications Co. Ltd./Hong Kong, 3.52%, 12/04/22, (3 mo. LIBOR US +0.9%)(a)(d)	400	401,240
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	200	205,134
Bank of Montreal
1.90%, 08/27/21	385	378,732
2.10%, 06/15/20	83	82,531
2.55%, 11/06/22 (Call 10/06/22)	165	164,053
2.90%, 03/26/22	500	501,110
3.80%, 12/15/32 (Call 12/15/27)(f)	185	179,979
Series E, 3.30%, 02/05/24	500	506,065
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,970	1,947,384
2.20%, 08/16/23 (Call 06/16/23)	5	4,854
2.45%, 11/27/20 (Call 10/27/20)	64	63,835
2.45%, 08/17/26 (Call 05/17/26)	250	239,533
2.50%, 04/15/21 (Call 03/15/21)	280	279,233
2.60%, 08/17/20 (Call 07/17/20)	180	179,883
2.60%, 02/07/22 (Call 01/07/22)	185	184,175
2.66%, 05/16/23 (Call 05/16/22)(f)	10	9,930
2.80%, 05/04/26 (Call 02/04/26)	75	73,705
2.95%, 01/29/23 (Call 12/29/22)	215	215,774
3.00%, 10/30/28 (Call 07/30/28)	85	82,255
3.25%, 05/16/27 (Call 02/16/27)	220	221,104
3.30%, 08/23/29 (Call 05/23/29)	181	178,211
3.40%, 05/15/24 (Call 04/15/24)	225	229,565
3.44%, 02/07/28 (Call 02/07/27)(f)	220	222,726
3.45%, 08/11/23	150	153,429
3.50%, 04/28/23	100	102,466
3.65%, 02/04/24 (Call 01/05/24)	75	77,435
3.95%, 11/18/25 (Call 10/18/25)	100	105,082
Series G, 3.00%, 02/24/25 (Call 01/24/25)	75	74,905
Bank of Nova Scotia (The)
1.88%, 04/26/21	50	49,340
2.15%, 07/14/20	35	34,814
2.35%, 10/21/20	650	647,432
2.45%, 03/22/21	150	149,391
2.45%, 09/19/22	150	149,262
2.70%, 03/07/22	195	195,107
2.80%, 07/21/21	150	150,341
3.13%, 04/20/21	100	100,890
3.40%, 02/11/24	350	356,090
4.50%, 12/16/25	300	314,772
4.65%, (Call 10/12/22)(f)(g)	100	94,956
Bank One Corp., 7.63%, 10/15/26	50	62,375

Security	Par (000)	Value
Banks (continued)
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	$50	$52,489
Banque Federative du Credit Mutuel SA, 3.75%, 07/20/23(b)	250	256,425
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	490	487,932
5.14%, 10/14/20	360	370,145
6.86%, (Call 06/15/32)(b)(f)(g)	25	26,757
Barclays PLC
2.88%, 06/08/20	400	399,284
3.20%, 08/10/21	200	199,792
3.25%, 01/12/21	250	250,380
3.68%, 01/10/23 (Call 01/10/22)	250	250,163
4.34%, 05/16/24 (Call 05/16/23)(f)	200	203,938
4.34%, 01/10/28 (Call 01/10/27)	250	251,230
4.38%, 09/11/24	200	201,366
4.38%, 01/12/26	1,200	1,224,312
4.84%, 05/09/28 (Call 05/07/27)	200	200,552
4.95%, 01/10/47	230	234,747
4.97%, 05/16/29 (Call 05/16/28)(f)	250	261,830
5.20%, 05/12/26	200	207,422
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	200	197,238
2.15%, 02/01/21 (Call 01/01/21)	125	123,830
2.63%, 06/29/20 (Call 05/29/20)	450	449,469
2.75%, 04/01/22 (Call 03/01/22)	50	50,031
2.85%, 10/26/24 (Call 09/26/24)	200	199,344
3.05%, 06/20/22 (Call 05/20/22)	100	100,668
3.75%, 12/06/23 (Call 11/06/23)	385	398,644
3.88%, 03/19/29 (Call 02/19/29)	150	152,619
BBVA Bancomer SA/Texas
6.50%, 03/10/21(d)	150	157,424
6.75%, 09/30/22(d)	420	456,863
BNG Bank NV
2.38%, 03/16/26(b)	250	246,620
2.50%, 02/16/21(b)	350	350,532
3.13%, 11/08/21(b)	250	254,467
BNP Paribas SA
2.95%, 05/23/22(b)	250	248,770
3.25%, 03/03/23	130	131,901
3.38%, 01/09/25(b)	700	691,306
3.80%, 01/10/24(b)	225	228,650
4.38%, 03/01/33 (Call 03/01/28)(b)(f)	200	199,156
4.40%, 08/14/28(b)	250	259,075
4.63%, 03/13/27(b)	200	205,976
4.71%, 01/10/25 (Call 01/10/24)(b)(f)	250	261,545
5.00%, 01/15/21	290	300,747
5.20%, 01/10/30 (Call 01/10/29)(b)(f)	250	271,440
7.20%, (Call 06/25/37)(b)(f)(g)	100	106,284
BNZ International Funding Ltd./London
2.75%, 03/02/21(b)	250	249,240
3.38%, 03/01/23(b)	500	504,825
BOSC International BVI Ltd., 3.13%, 01/18/21(d)	200	198,922
BPCE SA
2.75%, 12/02/21	500	499,025
3.38%, 12/02/26	250	248,818
3.50%, 10/23/27(b)	250	244,288
4.00%, 04/15/24	250	260,747
4.50%, 03/15/25(b)	500	509,615

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	$350	$348,526
3.63%, 09/16/25 (Call 08/16/25)	50	51,007
Caixa Economica Federal, 3.50%, 11/07/22(d)	250	248,150
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	108	107,214
2.55%, 06/16/22	275	273,724
2.70%, 02/02/21	214	214,113
3.50%, 09/13/23	150	153,866
Capital One N.A., 2.25%, 09/13/21 (Call 08/13/21)	67	66,029
CBQ Finance Ltd., 3.25%, 06/13/21(d)	200	199,254
China CITIC Bank Corp. Ltd., 3.59%, 12/14/22,
(3 mo. LIBOR US + 1.000%)(a)(d)	300	300,321
China Construction Bank Corp./Hong Kong
3.32%, 06/08/21, (3 mo. LIBOR US + 0.730%)(a)(d)	300	300,075
3.35%, 09/24/21, (3 mo. LIBOR US + 0.750%)(a)(d)	400	400,352
3.42%, 06/08/23, (3 mo. LIBOR US + 0.830%)(a)(d)	200	200,006
China Development Bank
2.13%, 06/01/21(d)	400	393,992
2.50%, 10/09/20(d)	200	199,102
2.63%, 01/24/22(d)	200	198,528
3.38%, 01/24/27(d)	200	198,768
4.00%, 01/24/37(d)	200	197,930
China Development Bank Corp./Hong Kong
1.88%, 11/03/21(d)	200	195,054
3.31%, 03/06/22, (3 mo. LIBOR US + 0.700%)(a)(d)	200	200,418
China Minsheng Banking Corp. Ltd./Hong Kong, 3.65%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(d)	200	200,014
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	100	101,445
4.75%, 02/16/24 (Call 11/16/23)	105	108,591
5.00%, 08/15/22	120	125,190
5.00%, 08/01/23	100	104,478
5.25%, 03/07/25 (Call 12/07/24)	50	53,177
6.13%, 03/09/28	50	55,684
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,050	1,043,553
2.85%, 02/12/21 (Call 01/12/21)	250	250,653
3.65%, 01/23/24 (Call 12/23/23)	405	416,947
CITIC Ltd.
3.70%, 06/14/26(d)	200	196,402
6.80%, 01/17/23(d)	200	222,362
Citigroup Inc.
2.65%, 10/26/20	251	250,772
2.70%, 03/30/21	235	234,718
2.70%, 10/27/22 (Call 09/27/22)	225	223,124
2.75%, 04/25/22 (Call 03/25/22)	885	880,805
2.88%, 07/24/23 (Call 07/24/22)(f)	554	550,399
2.90%, 12/08/21 (Call 11/08/21)	350	350,357
3.14%, 01/24/23 (Call 01/24/22)(f)	25	25,096
3.20%, 10/21/26 (Call 07/21/26)	555	544,993
3.30%, 04/27/25	35	35,148
3.35%, 04/24/25 (Call 04/24/24)(f)	250	251,297
3.40%, 05/01/26	230	229,627
3.50%, 05/15/23	65	65,794
3.52%, 10/27/28 (Call 10/27/27)(f)	153	151,199
3.67%, 07/24/28 (Call 07/24/27)(f)	461	462,411
3.75%, 06/16/24	150	154,418
3.88%, 10/25/23	25	25,912
3.88%, 03/26/25	507	514,341

Security	Par (000)	Value
Banks (continued)
3.88%, 01/24/39 (Call 01/22/38)(f)	$25	$24,652
3.89%, 01/10/28 (Call 01/10/27)(f)	165	168,218
3.98%, 03/20/30 (Call 03/20/29)(f)	100	101,905
4.00%, 08/05/24	325	334,799
4.04%, 06/01/24 (Call 06/01/23)(f)	650	671,027
4.05%, 07/30/22	100	103,205
4.08%, 04/23/29 (Call 04/23/28)(f)	200	205,400
4.13%, 07/25/28	348	353,498
4.28%, 04/24/48 (Call 10/24/47)(f)	250	258,747
4.30%, 11/20/26	158	162,650
4.40%, 06/10/25	131	136,590
4.45%, 09/29/27	550	570,729
4.50%, 01/14/22	63	65,624
4.60%, 03/09/26	276	289,712
4.65%, 07/30/45	250	268,200
4.65%, 07/23/48 (Call 06/23/48)	275	296,928
4.75%, 05/18/46	195	204,713
5.30%, 05/06/44	300	335,742
5.50%, 09/13/25	277	306,284
5.88%, 01/30/42	119	147,628
6.00%, 10/31/33	75	87,688
6.63%, 06/15/32	300	369,336
6.68%, 09/13/43	50	64,479
8.13%, 07/15/39	210	316,827
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)	250	248,080
3.70%, 03/29/23 (Call 02/28/23)	250	256,380
3.75%, 02/18/26 (Call 11/18/25)	250	256,112
Citizens Financial Group Inc., 4.30%, 12/03/25
(Call 11/03/25)	265	272,356
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	225	231,687
4.00%, 02/01/29 (Call 10/31/28)	300	310,314
Commerzbank AG, 8.13%, 09/19/23(b)	250	285,772
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	125	122,701
2.50%, 09/18/22(b)	325	320,892
2.75%, 03/10/22(b)	55	54,870
2.85%, 05/18/26(b)	225	219,175
3.15%, 09/19/27(b)	275	272,129
3.35%, 06/04/24(b)	100	101,565
3.45%, 03/16/23(b)	300	305,886
3.90%, 03/16/28(b)(c)	150	157,266
3.90%, 07/12/47(b)	150	150,200
4.32%, 01/10/48(b)	250	240,795
Cooperatieve Rabobank UA
3.75%, 07/21/26	130	128,807
3.88%, 02/08/22	500	514,320
3.95%, 11/09/22	250	254,655
4.38%, 08/04/25	250	259,360
4.50%, 01/11/21	1	1,029
5.25%, 05/24/41	67	81,408
5.25%, 08/04/45	250	282,407
5.75%, 12/01/43	275	329,450
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	400	399,236
2.75%, 01/10/23	250	248,140
3.38%, 05/21/25	250	253,922

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28)(b)(f)	$250	$243,908
4.38%, 03/17/25(b)	100	102,426
Credit Agricole SA/London
3.25%, 10/04/24(b)	275	272,258
3.38%, 01/10/22(b)	500	503,590
3.75%, 04/24/23(b)	400	405,844
4.13%, 01/10/27(b)	25	25,581
Credit Suisse AG/New York NY
3.00%, 10/29/21	250	251,037
3.63%, 09/09/24	350	358,001
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(b)(f)	250	247,098
3.57%, 01/09/23 (Call 01/09/22)(b)	300	302,151
3.87%, 01/12/29 (Call 01/12/28)(b)(f)	250	248,045
4.21%, 06/12/24 (Call 06/12/23)(b)(f)	250	257,427
4.28%, 01/09/28 (Call 01/09/27)(b)	350	357,308
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	501,515
3.80%, 09/15/22	255	260,516
4.55%, 04/17/26	250	263,152
Danske Bank A/S
3.88%, 09/12/23(b)	250	247,080
4.38%, 06/12/28(b)	300	289,953
5.00%, 01/12/22(b)	250	256,990
Deutsche Bank AG
2.95%, 08/20/20	13	12,874
3.13%, 01/13/21	100	99,179
3.38%, 05/12/21	75	74,897
4.30%, 05/24/28 (Call 05/24/23)(f)	200	181,050
4.50%, 04/01/25	200	187,762
Deutsche Bank AG/London, 3.70%, 05/30/24	230	223,647
Deutsche Bank AG/New York NY
2.70%, 07/13/20	265	262,607
2.95%, 08/20/20	300	297,051
3.13%, 01/13/21	100	98,575
3.15%, 01/22/21	1,000	984,380
3.30%, 11/16/22	225	217,620
3.38%, 05/12/21	100	98,565
3.70%, 05/30/24	245	236,251
4.10%, 01/13/26	140	134,779
4.25%, 10/14/21	100	100,119
4.88%, 12/01/32 (Call 12/01/27)(f)	250	213,300
Series D, 5.00%, 02/14/22	150	153,060
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(d)	200	201,526
Dexia Credit Local SA, 2.38%, 09/20/22(b)	1,000	993,920
DIB Sukuk Ltd., 3.66%, 02/14/22(d)	600	601,806
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	250,588
4.65%, 09/13/28 (Call 06/13/28)	100	104,652
DNB Bank ASA, 2.13%, 10/02/20(b)	200	198,262
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(b)	200	256,216
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	150	149,006
3.50%, 03/15/22 (Call 02/15/22)	100	101,930
3.95%, 03/14/28 (Call 02/14/28)	200	207,636
4.30%, 01/16/24 (Call 12/16/23)	135	142,005
8.25%, 03/01/38	200	280,266

Security	Par (000)	Value
Banks (continued)
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	$200	$198,522
3.35%, 07/26/21 (Call 06/26/21)	200	202,742
3.85%, 03/15/26 (Call 02/15/26)	200	204,814
3.95%, 07/28/25 (Call 06/28/25)	200	210,092
First Abu Dhabi Bank PJSC, 3.00%, 03/30/22(d)	200	198,990
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	100	100,767
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	50	44,348
8.25%, 04/15/25 (Call 04/15/21)(b)	80	70,902
10.75%, 04/01/24 (Call 04/01/21)(b)	50	48,678
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	70	70,410
Goldman Sachs Capital I, 6.35%, 02/15/34	720	867,859
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	525	518,227
2.63%, 04/25/21 (Call 03/25/21)	90	89,676
2.75%, 09/15/20 (Call 08/15/20)	230	229,878
2.88%, 02/25/21 (Call 01/25/21)	125	125,084
2.88%, 10/31/22 (Call 10/31/21)(f)	115	114,202
2.91%, 06/05/23 (Call 06/05/22)(f)	325	322,263
2.91%, 07/24/23 (Call 07/24/22)(f)	250	248,020
3.00%, 04/26/22 (Call 04/26/21)	426	426,243
3.20%, 02/23/23 (Call 01/23/23)	195	195,263
3.27%, 09/29/25 (Call 09/29/24)(f)	300	296,544
3.50%, 01/23/25 (Call 10/23/24)	615	617,946
3.63%, 01/22/23	280	285,564
3.63%, 02/20/24 (Call 01/20/24)	485	493,293
3.69%, 06/05/28 (Call 06/05/27)(f)	182	180,253
3.75%, 05/22/25 (Call 02/22/25)	132	133,802
3.75%, 02/25/26 (Call 11/25/25)	455	457,703
3.81%, 04/23/29 (Call 04/23/28)(f)	165	163,751
3.85%, 07/08/24 (Call 04/08/24)	430	440,737
3.85%, 01/26/27 (Call 01/26/26)	585	588,633
4.00%, 03/03/24	200	206,710
4.02%, 10/31/38 (Call 10/31/37)(f)	116	112,665
4.22%, 05/01/29 (Call 05/01/28)(f)	300	306,978
4.25%, 10/21/25	1,340	1,379,356
4.41%, 04/23/39 (Call 04/23/38)(f)	25	25,339
4.75%, 10/21/45 (Call 04/21/45)	260	277,553
4.80%, 07/08/44 (Call 01/08/44)	380	404,548
5.15%, 05/22/45	255	273,003
5.25%, 07/27/21	320	336,234
5.75%, 01/24/22	450	482,652
5.95%, 01/15/27	63	71,412
6.25%, 02/01/41	170	213,316
6.45%, 05/01/36	235	281,709
6.75%, 10/01/37	625	769,787
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 05/30/19)(d)	73	73,599
HSBC Bank PLC, 4.13%, 08/12/20(b)	100	101,706
HSBC Holdings PLC
2.65%, 01/05/22	200	198,696
2.95%, 05/25/21	205	205,357
3.26%, 03/13/23 (Call 03/13/22)(f)	500	503,395
3.40%, 03/08/21	200	202,002
3.80%, 03/11/25 (Call 03/11/24)(f)	220	224,224
4.00%, 03/30/22	80	82,442
4.25%, 03/14/24	200	206,124

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.25%, 08/18/25	$200	$205,264
4.29%, 09/12/26 (Call 09/15/25)(f)	200	208,328
4.30%, 03/08/26	900	937,890
4.38%, 11/23/26	260	267,228
4.58%, 06/19/29 (Call 06/19/28)(f)	350	371,266
5.10%, 04/05/21	425	442,671
5.25%, 03/14/44	255	284,766
6.10%, 01/14/42	225	295,117
6.50%, 05/02/36	360	448,538
6.50%, 09/15/37	250	314,837
6.80%, 06/01/38	262	341,653
HSBC USA Inc.
2.75%, 08/07/20	500	499,955
3.50%, 06/23/24	200	203,394
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	25	24,661
3.15%, 03/14/21 (Call 02/14/21)	61	61,391
4.00%, 05/15/25 (Call 04/15/25)	250	259,627
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	250	247,940
2.88%, 08/20/20 (Call 07/20/20)	250	250,403
3.25%, 05/14/21 (Call 04/14/21)	250	252,495
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(d)	600	595,062
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	200	211,864
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 2.63%, 05/26/20(d)	200	199,036
Industrial & Commercial Bank of China Ltd./Hong Kong
2.88%, 02/21/22(d)	400	396,808
3.61%, 02/21/22, (3 mo. LIBOR US + 0.965%)(a)(d)	600	603,804
Industrial & Commercial Bank of China Ltd./London
3.32%, 06/14/21, (3 mo. LIBOR US + 0.730%)(a)(d)	400	400,208
3.43%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	800	801,544
Industrial Bank Co. Ltd./Hong Kong, 3.65%, 03/05/23,
(3 mo. LIBOR US + 1.050%)(a)(d)	200	200,384
Industrial Bank of Korea, 3.18%, 08/02/21,
(3 mo. LIBOR US + 0.600%)(a)(d)	200	200,688
ING Bank NV
2.05%, 08/15/21(b)	250	245,360
5.80%, 09/25/23(b)	250	270,775
ING Groep NV
3.15%, 03/29/22	250	251,082
3.55%, 04/09/24	200	200,624
3.95%, 03/29/27	200	201,990
4.05%, 04/09/29	250	251,962
4.10%, 10/02/23	200	206,512
4.55%, 10/02/28	200	210,370
4.63%, 01/06/26(b)	200	211,062
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	200	196,258
5.02%, 06/26/24(b)	400	385,728
5.71%, 01/15/26(b)	200	195,082
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(c)(d)	700	729,267
6.20%, 12/21/21(c)(d)	600	634,002
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	80	79,218
2.55%, 03/01/21 (Call 02/01/21)	425	423,920
2.70%, 05/18/23 (Call 03/18/23)	450	446,175
2.75%, 06/23/20 (Call 05/23/20)	190	190,040

Security	Par (000)	Value
Banks (continued)
2.95%, 10/01/26 (Call 07/01/26)	$423	$412,222
2.97%, 01/15/23 (Call 01/15/22)	445	445,614
3.13%, 01/23/25 (Call 10/23/24)	675	675,229
3.20%, 01/25/23	2,350	2,373,688
3.20%, 06/15/26 (Call 03/15/26)	382	379,910
3.21%, 04/01/23 (Call 04/01/22)(f)	500	503,150
3.22%, 03/01/25 (Call 03/01/24)(f)	46	45,998
3.25%, 09/23/22	225	227,662
3.30%, 04/01/26 (Call 01/01/26)	415	415,311
3.38%, 05/01/23	301	305,082
3.51%, 06/18/22 (Call 06/18/21)(f)	575	582,486
3.51%, 01/23/29 (Call 01/23/28)(f)	575	569,767
3.54%, 05/01/28 (Call 05/01/27)(f)	160	159,922
3.56%, 04/23/24 (Call 04/23/23)(f)	250	254,000
3.63%, 05/13/24	25	25,716
3.63%, 12/01/27 (Call 12/01/26)	275	274,106
3.78%, 02/01/28 (Call 02/01/27)(f)	86	87,451
3.80%, 07/23/24 (Call 07/23/23)(f)	500	513,015
3.88%, 02/01/24	631	655,735
3.88%, 09/10/24	300	308,805
3.88%, 07/24/38 (Call 07/24/37)(f)	350	345,558
3.90%, 07/15/25 (Call 04/15/25)	459	476,011
3.90%, 01/23/49 (Call 01/23/48)(f)	50	48,522
3.96%, 01/29/27 (Call 01/29/26)(f)	800	826,528
3.96%, 11/15/48 (Call 11/15/47)(f)	285	277,929
4.01%, 04/23/29 (Call 04/23/28)(f)	275	282,719
4.02%, 12/05/24 (Call 12/05/23)(f)	325	336,911
4.03%, 07/24/48 (Call 07/24/47)(f)	77	75,938
4.13%, 12/15/26	220	227,786
4.20%, 07/23/29 (Call 07/23/28)(f)	345	359,742
4.25%, 10/15/20	460	470,378
4.25%, 10/01/27	100	104,152
4.26%, 02/22/48 (Call 02/22/47)(f)	240	246,379
4.40%, 07/22/20	120	122,429
4.45%, 12/05/29 (Call 12/05/28)(f)	50	53,195
4.50%, 01/24/22	100	104,426
4.63%, 05/10/21	125	129,536
4.85%, 02/01/44	115	127,739
4.95%, 06/01/45	155	172,338
5.50%, 10/15/40	57	68,217
5.60%, 07/15/41	65	78,965
5.63%, 08/16/43	600	718,812
6.40%, 05/15/38	425	556,057
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(d)	200	194,886
KEB Hana Bank, 2.50%, 01/27/21(d)	200	198,696
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	275	273,795
KeyCorp.
2.90%, 09/15/20	259	259,567
4.10%, 04/30/28	200	209,636
4.15%, 10/29/25	410	432,857
5.10%, 03/24/21	165	172,098
KfW
0.00%, 04/18/36(h)	150	90,650
0.00%, 06/29/37(h)	100	58,317
1.50%, 06/15/21	1,050	1,031,656
1.63%, 05/29/20	650	644,494
1.63%, 03/15/21	280	276,251
1.88%, 06/30/20	2,085	2,072,094
1.88%, 12/15/20	350	347,336
2.00%, 11/30/21	250	248,038

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.00%, 09/29/22	$100	$98,950
2.00%, 10/04/22	100	98,922
2.00%, 05/02/25	1,227	1,198,558
2.13%, 03/07/22	495	492,292
2.13%, 06/15/22	670	665,940
2.13%, 01/17/23	735	729,561
2.13%, 08/07/23(d)	25	24,759
2.38%, 12/29/22	810	811,539
2.50%, 11/20/24	900	904,752
2.63%, 04/12/21	350	351,834
2.63%, 01/25/22	315	317,514
2.63%, 02/28/24	200	202,286
2.75%, 09/08/20	65	65,309
2.75%, 10/01/20	275	276,386
2.88%, 04/03/28	560	572,807
3.13%, 12/15/21	1,125	1,147,759
Korea Development Bank (The)
2.00%, 09/12/26	200	183,916
2.50%, 01/13/21	200	199,198
3.00%, 09/14/22	400	402,328
3.00%, 01/13/26	200	197,194
3.38%, 09/16/25	200	204,244
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23(c)	500	582,400
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	381	361,950
1.88%, 04/17/23(d)	200	196,410
2.00%, 01/13/25	550	537,900
2.38%, 03/24/21(d)	220	220,024
2.38%, 06/10/25	235	233,931
Series 36, 2.00%, 12/06/21	350	347,018
Series 37, 2.50%, 11/15/27	53	52,575
Lloyds Bank PLC
2.70%, 08/17/20	250	249,920
3.30%, 05/07/21	200	201,646
3.50%, 05/14/25	150	151,514
6.38%, 01/21/21	9	9,529
Lloyds Banking Group PLC
3.00%, 01/11/22	200	199,116
3.10%, 07/06/21	200	200,362
3.57%, 11/07/28 (Call 11/07/27)(f)	800	778,336
3.75%, 01/11/27	400	396,640
4.05%, 08/16/23	200	204,632
4.34%, 01/09/48	325	302,315
4.45%, 05/08/25	295	307,057
4.50%, 11/04/24	200	205,156
4.55%, 08/16/28	200	209,588
4.58%, 12/10/25	200	204,946
4.65%, 03/24/26	275	281,176
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	125	128,853
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(f)	25	24,761
3.76%, 11/28/28 (Call 11/28/27)(b)(f)	150	147,023
4.15%, 03/27/24 (Call 03/27/23)(b)(f)	200	204,150
4.65%, 03/27/29 (Call 03/27/28)(b)(f)	115	119,932
5.03%, 01/15/30 (Call 01/15/29)(b)(f)	375	402,240
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	250	248,413
2.63%, 01/25/21 (Call 12/25/20)	250	249,880

Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	$420	$416,527
2.95%, 03/01/21	200	200,594
3.00%, 02/22/22	50	50,156
3.22%, 03/07/22	450	454,090
3.29%, 07/25/27	375	373,706
3.41%, 03/07/24	300	304,128
3.46%, 03/02/23	515	522,926
3.68%, 02/22/27	175	179,155
3.74%, 03/07/29	200	205,202
3.76%, 07/26/23	100	102,718
3.78%, 03/02/25	290	299,028
3.85%, 03/01/26	400	413,376
3.96%, 03/02/28	100	104,524
4.05%, 09/11/28	125	131,880
4.15%, 03/07/39	75	78,192
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(b)	250	249,400
Mizuho Financial Group Inc.
2.63%, 04/12/21(b)	230	228,944
3.17%, 09/11/27	250	246,688
3.48%, 04/12/26(b)	250	252,122
3.55%, 03/05/23	500	509,025
3.66%, 02/28/27	200	204,332
3.92%, 09/11/24 (Call 09/11/23)(f)	200	205,880
4.25%, 09/11/29 (Call 09/11/28)(f)	250	265,102
4.35%, 10/20/25(b)	250	255,432
Morgan Stanley
2.50%, 04/21/21	260	258,549
2.63%, 11/17/21	225	224,125
2.75%, 05/19/22	3,039	3,023,623
2.80%, 06/16/20	145	145,155
3.13%, 01/23/23	285	286,234
3.13%, 07/27/26	725	707,687
3.59%, 07/22/28 (Call 07/22/27)(f)	81	80,900
3.63%, 01/20/27	173	174,360
3.70%, 10/23/24	36	36,953
3.74%, 04/24/24 (Call 04/24/23)(f)	275	280,841
3.75%, 02/25/23	230	236,079
3.77%, 01/24/29 (Call 01/24/28)(f)	700	705,852
3.88%, 01/27/26	278	284,830
3.95%, 04/23/27	235	236,812
4.00%, 07/23/25	430	446,443
4.10%, 05/22/23	54	55,774
4.30%, 01/27/45	490	502,216
4.35%, 09/08/26	300	310,866
4.38%, 01/22/47	149	154,689
4.43%, 01/23/30 (Call 01/23/29)(f)	330	349,308
4.46%, 04/22/39 (Call 04/22/38)(f)	200	208,336
4.88%, 11/01/22	620	655,402
5.00%, 11/24/25	150	162,099
5.50%, 07/28/21	205	216,375
6.38%, 07/24/42	302	397,704
7.25%, 04/01/32	200	268,174
Series F, 3.88%, 04/29/24	389	402,837
MUFG Americas Holdings Corp., 3.00%, 02/10/25
(Call 01/20/25)	100	98,342
National Australia Bank Ltd./New York
2.50%, 05/22/22	350	346,545
2.50%, 07/12/26	250	237,695
2.63%, 07/23/20	650	649,603

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.88%, 04/12/23	$250	$249,143
3.63%, 06/20/23	500	512,530
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	200	197,122
NongHyup Bank, 2.88%, 07/17/22(d)	200	199,402
Nordea Bank AB
2.13%, 05/29/20(b)	200	198,640
4.63%, 09/13/33 (Call 09/13/28)(b)(f)	200	202,374
Nordea Bank Abp, 2.25%, 05/27/21(b)	200	197,494
Northern Trust Corp.
2.38%, 08/02/22	50	49,831
3.15%, 05/03/29 (Call 02/03/29)	100	99,906
3.38%, 08/23/21	245	249,947
3.65%, 08/03/28 (Call 05/03/28)	100	104,397
3.95%, 10/30/25	175	184,063
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	305	300,931
1.88%, 01/20/21	800	792,768
2.38%, 10/01/21	265	265,050
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	600	593,784
2.45%, 11/05/20 (Call 10/05/20)	300	298,971
2.63%, 02/17/22 (Call 01/17/22)	250	249,928
2.95%, 02/23/25 (Call 01/23/25)	250	248,960
3.25%, 01/22/28 (Call 12/23/27)	450	452,623
3.30%, 10/30/24 (Call 09/30/24)	200	203,860
4.05%, 07/26/28	85	88,947
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(i)	35	34,953
3.15%, 05/19/27 (Call 04/19/27)	60	59,935
3.50%, 01/23/24 (Call 12/24/23)	75	76,883
3.90%, 04/29/24 (Call 03/29/24)	50	51,924
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 05/24/20)(b)	25	23,181
QNB Finance Ltd., 3.99%, 05/31/21,
(3 mo. LIBOR US + 1.350%)(a)(d)	400	403,780
RBC USA Holdco Corp., 5.25%, 09/15/20	25	25,817
RBS Capital Trust II, 6.43%, (Call 01/03/34)(f)(g)	50	62,513
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	235	233,693
3.20%, 02/08/21 (Call 01/08/21)	20	20,138
3.80%, 08/14/23 (Call 07/14/23)	450	463,936
Royal Bank of Canada
2.15%, 10/26/20	240	238,457
2.35%, 10/30/20	400	398,624
2.50%, 01/19/21	275	274,634
2.75%, 02/01/22	890	892,127
2.80%, 04/29/22	100	100,100
3.20%, 04/30/21	275	278,000
3.70%, 10/05/23	295	304,655
4.65%, 01/27/26	180	191,691
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200	201,872
4.27%, 03/22/25 (Call 03/22/24)(f)	200	204,134
4.80%, 04/05/26	250	261,895
4.89%, 05/18/29 (Call 05/18/28)(f)	275	287,834
5.13%, 05/28/24	525	545,233
6.00%, 12/19/23	250	268,380
6.10%, 06/10/23	287	306,631
6.13%, 12/15/22	250	267,492
7.65%, (Call 09/30/31)(f)(g)	65	82,757

Security	Par (000)	Value
Banks (continued)
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	$20	$20,017
3.70%, 03/28/22 (Call 02/28/22)	490	495,037
4.40%, 07/13/27 (Call 04/14/27)	100	101,398
4.45%, 12/03/21 (Call 11/03/21)	100	103,172
4.50%, 07/17/25 (Call 04/17/25)	175	182,359
Santander UK Group Holdings PLC
2.88%, 10/16/20	394	393,224
2.88%, 08/05/21	200	199,050
3.13%, 01/08/21	8	8,011
3.57%, 01/10/23 (Call 01/10/22)	300	300,765
4.75%, 09/15/25(b)	50	50,607
Santander UK PLC
3.40%, 06/01/21	250	252,290
3.75%, 11/15/21	200	203,976
4.00%, 03/13/24	300	311,904
5.00%, 11/07/23(b)	200	207,896
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(d)	200	203,878
Shinhan Bank Co. Ltd.
2.88%, 03/28/22(d)	200	199,788
3.88%, 03/24/26(d)	200	200,380
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20(b)	250	249,333
2.80%, 03/11/22	250	249,223
3.25%, 05/17/21(b)	500	503,920
Societe Generale SA
2.63%, 09/16/20(b)	250	249,295
3.88%, 03/28/24(b)	200	202,016
4.25%, 09/14/23(b)	500	514,180
4.75%, 11/24/25(b)	200	207,892
4.75%, 09/14/28(b)(c)	200	212,004
5.20%, 04/15/21(b)	200	208,534
Standard Chartered PLC
3.05%, 01/15/21(b)	400	400,204
3.89%, 03/15/24 (Call 03/15/23)(b)(f)	200	201,596
4.05%, 04/12/26(b)(c)	400	407,252
4.25%, 01/20/23 (Call 01/20/22)(b)(f)	775	791,647
4.30%, 02/19/27(b)	200	201,284
7.01%, (Call 07/30/37)(b)(f)(g)	100	108,000
State Bank of India/London
3.25%, 01/24/22(d)	200	199,208
4.38%, 01/24/24(d)	500	512,610
State Street Corp.
1.95%, 05/19/21	35	34,522
2.55%, 08/18/20	244	243,851
2.65%, 05/15/23 (Call 05/15/22)(f)	300	298,737
2.65%, 05/19/26	175	170,336
3.10%, 05/15/23	135	136,227
3.30%, 12/16/24	100	101,955
3.55%, 08/18/25	85	87,871
3.70%, 11/20/23	297	308,313
3.78%, 12/03/24 (Call 12/03/23)(f)	80	82,671
4.14%, 12/03/29 (Call 12/03/28)(f)	50	53,513
4.38%, 03/07/21	75	77,454
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	257,335
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	246,023
2.63%, 07/14/26	45	43,079
2.78%, 10/18/22	375	373,380

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.85%, 01/11/22	$350	$350,073
2.93%, 03/09/21	475	476,240
3.01%, 10/19/26	100	98,057
3.10%, 01/17/23	275	276,455
3.35%, 10/18/27	260	260,551
3.36%, 07/12/27	40	40,114
3.45%, 01/11/27	125	126,169
3.54%, 01/17/28	400	405,860
3.75%, 07/19/23	400	411,852
3.94%, 10/16/23	50	52,010
3.94%, 07/19/28	200	209,254
4.31%, 10/16/28	50	53,831
Suncorp-Metway Ltd.
2.38%, 11/09/20(b)	250	248,220
3.30%, 04/15/24(b)	100	100,152
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	175	172,933
3.00%, 02/02/23 (Call 01/02/23)	150	150,305
3.20%, 04/01/24 (Call 03/01/24)	50	50,359
3.30%, 05/15/26 (Call 04/15/26)	200	197,864
3.50%, 08/02/22 (Call 08/02/21)(f)	50	50,661
3.53%, 10/26/21 (Call 10/26/20)(f)	200	201,950
3.69%, 08/02/24 (Call 08/02/23)(f)	40	40,890
4.05%, 11/03/25 (Call 09/03/25)	150	157,485
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	200	199,190
2.90%, 03/03/21 (Call 02/03/21)	240	240,626
4.00%, 05/01/25 (Call 03/01/25)	200	208,934
SVB Financial Group, 3.50%, 01/29/25	35	34,637
Svenska Handelsbanken AB
2.40%, 10/01/20	500	497,705
2.45%, 03/30/21	250	248,530
3.35%, 05/24/21	280	283,268
3.90%, 11/20/23	500	520,270
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	150	147,951
5.90%, 02/07/29 (Call 02/07/24)(f)	25	25,369
TC Ziraat Bankasi AS, 5.13%, 09/29/23(d)	200	174,650
Toronto-Dominion Bank (The)
1.80%, 07/13/21	329	322,953
1.85%, 09/11/20	100	99,051
2.13%, 04/07/21	60	59,428
2.50%, 12/14/20	225	224,579
2.55%, 01/25/21	275	274,678
3.00%, 06/11/20	250	251,110
3.15%, 09/17/20	200	201,402
3.25%, 06/11/21	100	101,215
3.25%, 03/11/24	400	405,972
3.50%, 07/19/23	150	154,169
3.63%, 09/15/31 (Call 09/15/26)(f)	230	227,300
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(d)	200	186,530
5.88%, 03/16/23(d)	200	187,246
Turkiye Is Bankasi AS
5.38%, 10/06/21(d)	400	375,876
6.00%, 10/24/22(d)	200	171,792
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	153	152,492
2.95%, 07/15/22 (Call 06/15/22)	245	246,237
3.00%, 03/15/22 (Call 02/15/22)	250	251,995

Security	Par (000)	Value
Banks (continued)
3.10%, 04/27/26 (Call 03/27/26)	$50	$49,674
3.60%, 09/11/24 (Call 08/11/24)	75	77,432
3.70%, 01/30/24 (Call 12/29/23)	150	155,835
3.90%, 04/26/28 (Call 03/26/28)	100	106,231
3.95%, 11/17/25 (Call 10/17/24)	200	210,848
4.13%, 05/24/21 (Call 04/24/21)	27	27,778
Series V, 2.38%, 07/22/26 (Call 06/22/26)	375	358,395
Series V, 2.63%, 01/24/22 (Call 12/23/21)	119	119,032
Series X, 3.15%, 04/27/27 (Call 03/27/27)	165	165,447
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	248,290
3.10%, 05/21/21 (Call 05/21/20)(f)	250	250,942
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(b)	400	397,808
2.45%, 12/01/20 (Call 11/01/20)(b)	200	199,002
UBS Group Funding Switzerland AG
2.86%, 08/15/23 (Call 08/15/22)(b)(f)	250	246,925
2.95%, 09/24/20(b)	220	220,297
3.00%, 04/15/21(b)	250	250,225
3.49%, 05/23/23 (Call 05/23/22)(b)	648	652,011
4.13%, 09/24/25(b)	200	207,288
4.13%, 04/15/26(b)	300	310,446
4.25%, 03/23/28 (Call 03/23/27)(b)	200	208,238
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(b)(f)	200	186,944
6.57%, 01/14/22(b)	700	737,107
7.30%, 04/02/34 (Call 04/02/29)(b)(f)	200	204,574
Union National Bank PJSC, 2.75%, 10/05/21(d)	200	196,580
United Bank for Africa PLC, 7.75%, 06/08/22(d)	400	414,820
Wachovia Corp.
5.50%, 08/01/35	150	170,397
6.55%, 10/15/35	200	239,238
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	50	49,953
Wells Fargo & Co.
2.10%, 07/26/21	200	197,008
2.50%, 03/04/21	207	206,011
2.55%, 12/07/20	1,575	1,570,259
2.63%, 07/22/22	38	37,668
3.00%, 02/19/25	533	528,070
3.00%, 04/22/26	625	610,369
3.00%, 10/23/26	290	282,187
3.07%, 01/24/23 (Call 01/24/22)	81	81,030
3.30%, 09/09/24	980	990,231
3.50%, 03/08/22	450	457,447
3.55%, 09/29/25	325	330,957
3.58%, 05/22/28 (Call 05/22/27)(f)	645	647,361
3.75%, 01/24/24 (Call 12/24/23)	75	77,182
3.90%, 05/01/45	159	157,148
4.10%, 06/03/26	450	460,710
4.13%, 08/15/23	175	181,127
4.15%, 01/24/29 (Call 10/25/28)	135	140,400
4.30%, 07/22/27	250	259,952
4.40%, 06/14/46	100	100,353
4.60%, 04/01/21	275	284,185
4.65%, 11/04/44	140	145,193
4.75%, 12/07/46	526	553,136
4.90%, 11/17/45	445	477,071
5.38%, 02/07/35	200	233,982
5.38%, 11/02/43	158	178,602

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
5.61%, 01/15/44	$480	$558,878
Series M, 3.45%, 02/13/23	225	227,426
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	250	256,300
3.63%, 10/22/21 (Call 09/21/21)	250	254,472
Westpac Banking Corp.
2.00%, 08/19/21	50	49,176
2.10%, 05/13/21	25	24,688
2.30%, 05/26/20	450	448,254
2.50%, 06/28/22	105	103,997
2.60%, 11/23/20	450	449,289
2.65%, 01/25/21	125	124,874
2.70%, 08/19/26	310	299,472
2.75%, 01/11/23	115	114,273
2.80%, 01/11/22	105	105,034
2.85%, 05/13/26	110	106,999
3.30%, 02/26/24	380	385,229
3.35%, 03/08/27	200	200,594
3.40%, 01/25/28(c)	200	202,334
3.65%, 05/15/23	250	256,487
4.32%, 11/23/31 (Call 11/23/26)(f)	650	653,919
Woori Bank
2.63%, 07/20/21(d)	200	198,666
5.13%, 08/06/28(d)	200	213,568
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(d)	200	171,880
5.85%, 06/21/24(d)	200	173,880
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)	250	252,255

		233,683,022
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(b)	605	606,549
4.70%, 02/01/36 (Call 08/01/35)(b)	565	572,605
4.90%, 02/01/46 (Call 08/01/45)(b)	670	678,569
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	400	399,340
3.30%, 02/01/23 (Call 12/01/22)	351	355,514
4.00%, 01/17/43	400	361,724
4.63%, 02/01/44	250	243,555
4.90%, 02/01/46 (Call 08/01/45)	250	253,420
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	250	254,995
3.75%, 07/15/42	75	65,143
4.00%, 04/13/28 (Call 01/13/28)	350	356,839
4.15%, 01/23/25 (Call 12/23/24)	25	26,124
4.38%, 04/15/38 (Call 10/15/37)	365	355,645
4.44%, 10/06/48 (Call 04/06/48)	250	238,407
4.60%, 04/15/48 (Call 10/15/47)	520	507,312
4.75%, 01/23/29 (Call 10/23/28)	550	588,929
4.75%, 04/15/58 (Call 10/15/57)	100	97,810
4.90%, 01/23/31 (Call 10/23/30)	275	298,521
4.95%, 01/15/42	75	76,591
5.45%, 01/23/39 (Call 07/23/38)	25	27,413
5.55%, 01/23/49 (Call 07/23/48)	275	305,539
5.80%, 01/23/59 (Call 07/23/58)	500	569,030
8.20%, 01/15/39	310	433,780
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	100	89,956
4.70%, 05/15/28 (Call 02/15/28)(b)	100	102,091

Security	Par (000)	Value
Beverages (continued)
5.15%, 05/15/38 (Call 11/15/37)(b)	$100	$96,896
5.30%, 05/15/48 (Call 11/15/47)(b)	100	96,705
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	120	120,526
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	25	27,356
Coca-Cola Co. (The)
1.55%, 09/01/21	400	391,492
1.88%, 10/27/20	1,625	1,611,382
2.25%, 09/01/26	210	200,216
2.45%, 11/01/20	25	24,986
2.88%, 10/27/25	200	202,064
2.90%, 05/25/27	175	173,604
3.20%, 11/01/23	350	359,068
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	50	51,030
Constellation Brands Inc.
2.25%, 11/06/20	11	10,901
2.70%, 05/09/22 (Call 04/09/22)	29	28,798
3.50%, 05/09/27 (Call 02/09/27)	42	41,540
3.60%, 02/15/28 (Call 11/15/27)	75	74,351
3.70%, 12/06/26 (Call 09/06/26)	25	25,132
3.75%, 05/01/21	25	25,419
4.25%, 05/01/23	200	208,946
4.40%, 11/15/25 (Call 09/15/25)	79	83,433
4.50%, 05/09/47 (Call 11/09/46)	250	243,647
4.75%, 11/15/24	150	160,991
4.75%, 12/01/25	50	53,658
5.25%, 11/15/48 (Call 05/15/48)	75	81,521
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(b)	100	101,530
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	260	259,438
3.50%, 09/18/23 (Call 08/18/23)	200	206,260
3.88%, 05/18/28 (Call 02/18/28)	200	210,916
5.88%, 09/30/36	150	185,393
Diageo Investment Corp.
2.88%, 05/11/22	125	125,849
4.25%, 05/11/42	190	200,285
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	150	146,964
4.38%, 05/10/43	250	250,547
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	275	276,210
4.35%, 03/29/47 (Call 09/29/46)(b)	100	100,409
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	10	9,183
3.40%, 11/15/25 (Call 08/15/25)	35	34,514
3.43%, 06/15/27 (Call 03/15/27)	135	130,897
3.55%, 05/25/21(b)	90	91,064
4.06%, 05/25/23 (Call 04/25/23)(b)	455	468,645
4.42%, 05/25/25 (Call 03/25/25)(b)	1,095	1,142,972
4.50%, 11/15/45 (Call 08/15/45)	145	134,315
4.60%, 05/25/28 (Call 02/25/28)(b)	60	62,837
4.99%, 05/25/38 (Call 11/25/37)(b)	40	41,234
5.09%, 05/25/48 (Call 11/25/47)(b)(c)	55	56,609
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	220	216,055
3.00%, 07/15/26 (Call 04/15/26)	155	148,843
4.20%, 07/15/46 (Call 01/15/46)	310	277,878
5.00%, 05/01/42	70	70,057

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	$100	$98,067
2.00%, 04/15/21 (Call 03/15/21)	75	74,311
2.15%, 10/14/20 (Call 09/14/20)	725	721,469
2.25%, 05/02/22 (Call 04/02/22)	110	109,009
2.38%, 10/06/26 (Call 07/06/26)	493	472,836
2.75%, 03/05/22	70	70,529
2.75%, 03/01/23	15	15,075
2.75%, 04/30/25 (Call 01/30/25)	25	24,962
3.00%, 08/25/21	25	25,293
3.00%, 10/15/27 (Call 07/15/27)	50	49,846
3.10%, 07/17/22 (Call 05/17/22)	50	50,822
3.45%, 10/06/46 (Call 04/06/46)	260	249,319
3.60%, 03/01/24 (Call 12/01/23)	100	104,166
4.00%, 05/02/47 (Call 11/02/46)(c)	200	207,688
4.45%, 04/14/46 (Call 10/14/45)	375	415,459
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	150	148,737
4.45%, 01/15/22(b)	150	155,604

		20,201,159

Biotechnology — 0.3%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	350	348,071
2.20%, 05/11/20	75	74,648
2.25%, 08/19/23 (Call 06/19/23)	100	97,352
2.60%, 08/19/26 (Call 05/19/26)	330	312,645
2.65%, 05/11/22 (Call 04/11/22)	115	114,361
3.13%, 05/01/25 (Call 02/01/25)	100	100,187
3.20%, 11/02/27 (Call 08/02/27)	25	24,513
3.63%, 05/15/22 (Call 02/15/22)	75	76,838
3.63%, 05/22/24 (Call 02/22/24)	275	282,989
3.88%, 11/15/21 (Call 08/15/21)	125	127,985
4.10%, 06/15/21 (Call 03/15/21)	110	112,690
4.40%, 05/01/45 (Call 11/01/44)	350	344,372
4.56%, 06/15/48 (Call 12/15/47)	249	249,647
4.66%, 06/15/51 (Call 12/15/50)	667	673,717
4.95%, 10/01/41	150	157,548
5.15%, 11/15/41 (Call 05/15/41)	120	129,343
5.65%, 06/15/42 (Call 12/15/41)	25	28,380
5.75%, 03/15/40	50	57,187
6.38%, 06/01/37	29	34,955
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	15	14,993
4.00%, 06/23/25 (Call 03/23/25)	184	190,346
5.25%, 06/23/45 (Call 12/23/44)	132	150,237
Biogen Inc.
2.90%, 09/15/20	175	174,991
4.05%, 09/15/25 (Call 06/15/25)	300	309,390
5.20%, 09/15/45 (Call 03/15/45)	280	297,875
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	35	35,959
Celgene Corp.
2.88%, 08/15/20	200	200,094
3.25%, 08/15/22	165	166,315
3.25%, 02/20/23 (Call 01/20/23)	250	251,735
3.45%, 11/15/27 (Call 08/15/27)	25	24,771
3.55%, 08/15/22	198	201,532
3.88%, 08/15/25 (Call 05/15/25)	325	335,042
3.90%, 02/20/28 (Call 11/20/27)	300	306,591
4.00%, 08/15/23	125	129,127
4.35%, 11/15/47 (Call 05/15/47)	75	73,625

Security	Par (000)	Value

Biotechnology (continued)
4.55%, 02/20/48 (Call 08/20/47)	$250	$254,670
4.63%, 05/15/44 (Call 11/15/43)	216	219,465
5.00%, 08/15/45 (Call 02/15/45)	303	324,255
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	25	24,480
2.50%, 09/01/23 (Call 07/01/23)	25	24,643
2.55%, 09/01/20	420	419,420
2.95%, 03/01/27 (Call 12/01/26)	35	34,091
3.25%, 09/01/22 (Call 07/01/22)	80	81,242
3.50%, 02/01/25 (Call 11/01/24)	100	101,895
3.65%, 03/01/26 (Call 12/01/25)	450	459,576
3.70%, 04/01/24 (Call 01/01/24)	100	103,093
4.15%, 03/01/47 (Call 09/01/46)	520	498,982
4.40%, 12/01/21 (Call 09/01/21)	50	51,967
4.50%, 02/01/45 (Call 08/01/44)	275	276,086
4.60%, 09/01/35 (Call 03/01/35)	125	133,389
4.75%, 03/01/46 (Call 09/01/45)	255	265,547
5.65%, 12/01/41 (Call 06/01/41)	50	57,882
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 10/27/19)(b)(e)	25	24,975

		9,565,709

Building Materials — 0.2%
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/19)(b)	25	25,170
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/19)(b)	25	25,055
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(b)	125	125,772
Cemex SAB de CV, 5.70%, 01/11/25 (Call 01/11/20)(d)	450	462,870
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	25	23,967
3.95%, 04/04/28 (Call 01/04/28)(b)	250	248,125
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	125	129,687
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)	125	124,730
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	200	195,030
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(b)	50	47,846
4.88%, 12/15/27 (Call 12/15/22)(b)	50	47,750
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(i)	50	50,507
3.90%, 02/14/26 (Call 11/14/25)	115	117,401
4.25%, 03/01/21	25	25,530
4.50%, 02/15/47 (Call 08/15/46)	200	190,272
5.13%, 09/14/45 (Call 03/14/45)	85	88,451
6.00%, 01/15/36	50	56,446
Lafarge SA, 7.13%, 07/15/36	100	117,854
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	75	73,891
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)	40	40,211
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	50	48,133
3.50%, 12/15/27 (Call 09/15/27)	75	72,171
4.25%, 12/15/47 (Call 06/15/47)	75	67,012
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,409
3.50%, 11/15/27 (Call 08/15/27)	100	95,590
4.38%, 04/01/26 (Call 01/01/26)	75	76,634
4.45%, 04/01/25 (Call 01/01/25)	175	181,386
Masonite International Corp.
5.63%, 03/15/23 (Call 03/15/20)(b)	50	51,254
5.75%, 09/15/26 (Call 09/15/21)(b)	25	25,669

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
NCI Building Systems Inc., 8.00%, 04/15/26 (Call 04/15/21)(b)	$90	$83,929
Norbord Inc., 5.38%, 12/01/20(b)	25	25,645
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	112	106,512
4.20%, 12/15/22 (Call 09/15/22)	344	353,350
4.30%, 07/15/47 (Call 01/15/47)	60	49,152
4.40%, 01/30/48 (Call 07/30/47)	75	61,855
7.00%, 12/01/36	43	48,891
PGT Escrow Issuer Inc., 6.75%, 08/01/26 (Call 08/01/21)(b)	40	41,590
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(b)	130	124,622
5.00%, 02/15/27 (Call 02/15/22)(b)	50	49,255
5.38%, 11/15/24 (Call 11/15/19)(b)	200	204,066
5.50%, 02/15/23 (Call 02/15/20)(b)	50	50,955
6.00%, 10/15/25 (Call 10/15/20)(b)	145	151,325
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(b)	125	124,692
6.13%, 07/15/23 (Call 07/15/19)	75	76,486
6.50%, 03/15/27 (Call 03/15/22)(b)	35	36,170
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/19)	105	108,124
USG Corp., 4.88%, 06/01/27 (Call 06/01/22)(b)	100	101,027
Votorantim Cimentos SA, 7.25%, 04/05/41(d)	200	227,470
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	51,984
4.50%, 06/15/47 (Call 12/15/46)	125	113,862
4.70%, 03/01/48 (Call 09/01/47)	75	69,913

		5,145,698

Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	400	389,116
2.50%, 09/27/26 (Call 06/27/26)(b)	200	189,694
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	125	128,034
Alpek SAB de CV, 4.50%, 11/20/22(d)	400	407,048
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	125	127,987
6.88%, 05/15/43 (Call 02/15/43)	50	53,388
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	100	111,978
10.00%, 10/15/25 (Call 10/15/20)	50	57,021
Bluestar Finance Holdings Ltd., 4.38%, 06/11/20(d)	200	202,062
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(d)	200	232,746
Braskem Finance Ltd., 5.75%, 04/15/21(d)	200	207,404
Braskem Netherlands Finance BV
3.50%, 01/10/23(d)	200	197,632
4.50%, 01/10/28(d)	200	196,040
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)	25	24,167
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	50	50,170
4.63%, 11/15/22	50	52,342
5.88%, 06/15/21	50	52,788
CF Industries Inc.
3.45%, 06/01/23	100	97,840
4.50%, 12/01/26(b)	175	178,491
4.95%, 06/01/43	100	87,840
5.15%, 03/15/34	90	87,047

Security	Par (000)	Value

Chemicals (continued)
5.38%, 03/15/44	$100	$91,730
7.13%, 05/01/20	50	51,975
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	75	75,671
6.63%, 05/15/23 (Call 05/15/19)	52	53,840
7.00%, 05/15/25 (Call 05/15/20)	75	79,321
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28 (Call 03/01/28)(b)	100	101,724
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(d)	800	801,240
4.13%, 07/19/27(d)	200	200,542
4.63%, 03/14/23(d)	200	207,338
5.13%, 03/14/28(d)	500	536,950
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(b)	150	155,191
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(b)	105	102,161
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(b)	56	58,675
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	775	776,054
3.50%, 10/01/24 (Call 07/01/24)	525	532,198
4.13%, 11/15/21 (Call 08/15/21)	325	334,015
4.25%, 11/15/20 (Call 08/15/20)	50	50,924
4.25%, 10/01/34 (Call 04/01/34)	100	99,988
4.38%, 11/15/42 (Call 05/15/42)	200	193,364
4.63%, 10/01/44 (Call 04/01/44)	225	222,759
4.80%, 11/30/28 (Call 08/30/28)(b)	260	280,977
5.25%, 11/15/41 (Call 08/15/41)	65	68,912
7.38%, 11/01/29	100	127,125
9.40%, 05/15/39	100	153,056
DowDuPont Inc.
4.21%, 11/15/23 (Call 10/15/23)	320	335,459
4.49%, 11/15/25 (Call 09/25/25)	100	107,291
4.73%, 11/15/28 (Call 08/15/28)	275	299,197
5.32%, 11/15/38 (Call 05/15/38)	125	141,505
5.42%, 11/15/48 (Call 05/15/48)	375	432,735
Eastman Chemical Co.
3.50%, 12/01/21	450	456,192
3.60%, 08/15/22 (Call 05/15/22)	163	165,975
3.80%, 03/15/25 (Call 12/15/24)	126	129,193
4.50%, 12/01/28 (Call 09/01/28)	100	104,324
4.65%, 10/15/44 (Call 04/15/44)	115	113,829
4.80%, 09/01/42 (Call 03/01/42)	100	100,883
EI du Pont de Nemours & Co., 2.20%, 05/01/20	100	99,744
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(b)	100	102,529
Equate Petrochemical BV, 4.25%, 11/03/26(d)	200	204,224
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	190	193,813
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(b)	50	50,675
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	100	90,478
Hexion Inc., 10.00%, 04/15/20 (Call 05/31/19)(c)(j)	25	19,802
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 05/31/19)(c)(j)	50	9,500
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	35	35,195
5.13%, 11/15/22 (Call 08/15/22)	50	52,637
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/19)(b)(c)	200	202,072
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(b)	25	24,416

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
3.40%, 09/25/20	$200	$201,236
4.38%, 06/01/47 (Call 12/01/46)	250	238,572
4.45%, 09/26/28 (Call 06/26/28)	50	52,649
5.00%, 09/26/48 (Call 03/26/48)	100	105,300
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(b)	25	26,152
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(b)	75	77,698
Lubrizol Corp. (The), 6.50%, 10/01/34	25	32,832
LYB International Finance BV
4.00%, 07/15/23	200	206,336
4.88%, 03/15/44 (Call 09/15/43)	200	199,498
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	195	189,657
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	92,143
5.75%, 04/15/24 (Call 01/15/24)	200	220,560
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	50	47,019
Mexichem SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(d)	200	190,870
5.88%, 09/17/44(d)	200	200,670
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	125	125,364
4.05%, 11/15/27 (Call 08/15/27)	100	100,580
4.25%, 11/15/23 (Call 08/15/23)	295	307,154
5.63%, 11/15/43 (Call 05/15/43)	135	142,903
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	75	77,334
NewMarket Corp., 4.10%, 12/15/22	25	25,873
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	80	74,659
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	125	121,579
3.15%, 10/01/22 (Call 07/01/22)	200	200,476
3.38%, 03/15/25 (Call 12/15/24)	10	9,940
3.63%, 03/15/24 (Call 12/15/23)	35	35,446
4.00%, 12/15/26 (Call 09/15/26)	50	50,968
4.20%, 04/01/29 (Call 01/01/29)	150	155,412
4.90%, 06/01/43 (Call 12/01/42)	75	78,167
5.00%, 04/01/49 (Call 10/01/48)	65	69,368
5.25%, 01/15/45 (Call 07/15/44)	90	96,962
5.63%, 12/01/40	30	33,446
5.88%, 12/01/36	30	34,147
6.13%, 01/15/41 (Call 07/15/40)	80	93,964
OCP SA, 4.50%, 10/22/25(d)	200	198,734
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	50	49,501
5.13%, 09/15/27 (Call 03/15/22)	125	127,306
PolyOne Corp., 5.25%, 03/15/23	100	104,228
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	60	60,648
3.60%, 11/15/20	25	25,343
3.75%, 03/15/28 (Call 12/15/27)(c)	65	66,138
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)(b)	50	49,899
6.75%, 11/15/22 (Call 05/15/19)(b)	75	77,803
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	50	49,342
2.65%, 02/05/25 (Call 11/05/24)	325	321,922

Security	Par (000)	Value

Chemicals (continued)
3.55%, 11/07/42 (Call 05/07/42)	$35	$33,394
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(b)	75	71,708
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/19)(b)	50	47,761
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	35	35,075
3.75%, 03/15/27 (Call 12/15/26)	25	24,413
4.25%, 01/15/48 (Call 07/15/47)	75	65,185
4.55%, 03/01/29 (Call 12/01/28)	75	76,665
5.25%, 06/01/45 (Call 12/01/44)	50	50,494
SABIC Capital II BV
4.00%, 10/10/23(d)	200	205,922
4.50%, 10/10/28(d)	200	211,320
Sasol Financing International Ltd., 4.50%, 11/14/22	200	203,608
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	250	265,702
Sherwin-Williams Co. (The)
2.25%, 05/15/20	536	532,822
2.75%, 06/01/22 (Call 05/01/22)	100	99,328
3.13%, 06/01/24 (Call 04/01/24)	100	99,690
3.45%, 08/01/25 (Call 05/01/25)	100	100,561
3.45%, 06/01/27 (Call 03/01/27)	150	147,985
4.50%, 06/01/47 (Call 12/01/46)	127	126,135
4.55%, 08/01/45 (Call 02/01/45)	100	97,755
Solvay Finance America LLC, 3.40%, 12/03/20 (Call 11/03/20)(b)	500	502,615
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(b)	200	195,104
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/21)(b)(c)	150	153,979
Syngenta Finance NV
3.13%, 03/28/22	555	549,833
4.89%, 04/24/25 (Call 02/24/25)(b)	250	257,942
5.18%, 04/24/28 (Call 01/24/28)(b)	250	255,845
TPC Group Inc., 8.75%, 12/15/20 (Call 05/31/19)(b)	100	98,852
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(b)	75	72,934
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(b)	75	73,252
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	75	75,655
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	100	97,045
Versum Materials Inc., 5.50%, 09/30/24 (Call 09/30/21)(b)	25	26,761
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	100	98,078
4.38%, 11/15/47 (Call 05/15/47)	105	95,044
5.00%, 08/15/46 (Call 02/15/46)	100	98,162
WR Grace & Co.-Conn
5.13%, 10/01/21(b)	100	103,481
5.63%, 10/01/24(b)	25	26,857
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	150	155,659

		22,436,652

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(b)	45	47,251
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	200	202,594
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/01/21 (Call 11/01/19)	21	2,436
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(b)	50	38,531

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal (continued)
Korea Resources Corp., 3.00%, 04/24/22(d)	$200	$199,380
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/20)(b)	25	25,378
6.38%, 03/31/25 (Call 03/31/20)(b)	50	49,706
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(b)	115	115,919
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(b)	35	36,655

		717,850

Commercial Services — 0.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(b)	54	50,573
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27 (Call 06/30/27)(d)	200	192,918
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/19)(b)	50	44,757
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(b)(c)	75	56,236
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(c)	44	38,757
7.88%, 12/01/22 (Call 12/01/19)	200	200,374
8.75%, 12/01/20 (Call 05/31/19)	50	49,286
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(b)	200	199,030
5.63%, 10/01/24 (Call 10/01/19)(b)	200	206,978
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	546	544,138
3.38%, 09/15/25 (Call 06/15/25)	160	165,013
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)(b)	50	49,620
5.50%, 04/01/23 (Call 04/01/20)(c)	125	127,245
6.38%, 04/01/24 (Call 04/01/20)(b)	100	103,758
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	254	258,183
5.25%, 10/01/25 (Call 07/01/25)	125	131,904
5.50%, 11/01/22 (Call 05/01/22)	55	58,295
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	25	25,196
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	75	72,452
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(b)	60	59,043
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(b)	50	51,378
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(b)	150	148,158
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	105	114,949
DP World Crescent Ltd., 4.85%, 09/26/28(d)	200	209,432
DP World Ltd., 6.85%, 07/02/37(b)	420	512,186
DP World PLC, 5.63%, 09/25/48(d)	200	212,092
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	100	98,759
2.70%, 11/01/26 (Call 08/01/26)	75	73,036
3.25%, 01/14/23 (Call 11/19/22)	215	217,961
3.25%, 12/01/27 (Call 09/01/27)	50	50,203
3.95%, 12/01/47 (Call 06/01/47)	180	183,704
4.35%, 12/08/21	65	67,622
5.50%, 12/08/41	39	47,044
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	100	98,254
3.30%, 12/15/22 (Call 09/15/22)	25	25,092
3.95%, 06/15/23 (Call 05/15/23)	25	25,842
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)(b)	200	204,002
3.85%, 11/15/24 (Call 08/15/24)(b)	100	102,714
4.20%, 11/01/46 (Call 05/01/46)(b)	140	133,757

Security	Par (000)	Value

Commercial Services (continued)
5.63%, 03/15/42(b)	$200	$226,612
7.00%, 10/15/37(b)	100	129,902
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(b)	200	206,198
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(b)	25	22,489
Garda World Security Corp., 8.75%, 05/15/25 (Call 05/15/20)(b)	75	70,708
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(b)	75	76,909
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	77	80,455
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(b)	35	36,683
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)(b)	60	62,521
7.75%, 06/01/24 (Call 06/01/19)(b)(c)	44	46,745
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(b)	100	85,498
5.88%, 10/15/20 (Call 05/31/19)	125	124,899
6.25%, 10/15/22 (Call 10/15/19)(c)	75	72,971
7.38%, 01/15/21 (Call 01/15/20)	75	75,000
7.63%, 06/01/22 (Call 06/01/19)(b)	150	154,948
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	70	70,242
4.00%, 03/01/26 (Call 12/01/25)(b)	125	125,072
4.13%, 08/01/23 (Call 07/01/23)	175	179,149
4.25%, 05/01/29 (Call 02/01/29)	100	99,823
4.75%, 02/15/25 (Call 11/15/24)(b)	80	83,729
4.75%, 08/01/28 (Call 05/01/28)	110	115,214
5.00%, 11/01/22 (Call 08/01/22)(b)	75	78,541
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/19)(b)	150	152,991
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	25	25,888
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/20)(b)	100	108,538
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(b)(c)	25	26,313
Massachusetts Institute of Technology
4.68%, 07/01/14	170	196,719
5.60%, 07/01/11	175	244,323
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(b)	16	15,626
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 10/01/19)(b)	50	46,183
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	95	93,701
3.25%, 01/15/28 (Call 10/15/27)	126	123,241
4.50%, 09/01/22 (Call 06/01/22)	44	46,149
4.88%, 02/15/24 (Call 11/15/23)	79	84,856
5.25%, 07/15/44	150	169,891
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/25 (Call 02/01/20)(b)	75	74,201
5.50%, 10/01/21 (Call 10/01/19)(b)	50	50,407
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/19)	50	50,016
5.00%, 04/15/22 (Call 04/15/20)(b)	300	298,161
Northwestern University
4.64%, 12/01/44	50	56,590
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	40	39,724

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	$110	$104,771
3.30%, 07/15/56 (Call 01/15/56)	200	186,852
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	90	90,222
5.75%, 04/15/26(b)	80	80,852
9.25%, 05/15/23 (Call 05/15/19)(b)	165	173,874
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	155	159,083
8.25%, 11/15/26 (Call 11/15/21)(b)	240	243,552
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	150	153,138
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(b)	75	76,965
RR Donnelley & Sons Co.
6.00%, 04/01/24	50	50,263
7.88%, 03/15/21	41	42,399
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	50	49,047
4.00%, 06/15/25 (Call 03/15/25)	95	100,028
4.40%, 02/15/26 (Call 11/15/25)	100	107,578
4.50%, 05/15/48 (Call 11/15/47)	50	54,229
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	75	75,876
5.38%, 01/15/22 (Call 07/15/19)	75	75,781
5.38%, 05/15/24 (Call 05/15/19)	75	77,076
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(b)	100	101,038
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(b)	50	49,046
Star Merger Sub Inc.
6.88%, 08/15/26 (Call 02/15/22)(b)	100	104,014
10.25%, 02/15/27 (Call 02/15/22)(b)	85	88,810
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(b)(c)	90	76,590
TMS International Corp., 7.25%, 08/15/25 (Call 08/15/20)(b)	65	63,268
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	30	30,412
4.00%, 06/01/23 (Call 05/01/23)	75	77,103
4.80%, 04/01/26 (Call 01/01/26)	100	105,506
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/19)	150	152,499
4.63%, 10/15/25 (Call 10/15/20)	105	104,208
4.88%, 01/15/28 (Call 01/15/23)	200	198,486
5.25%, 01/15/30 (Call 01/15/25)	85	85,421
5.50%, 07/15/25 (Call 07/15/20)	125	129,366
5.50%, 05/15/27 (Call 05/15/22)	205	211,144
5.75%, 11/15/24 (Call 05/15/19)	100	102,998
5.88%, 09/15/26 (Call 09/15/21)	150	156,745
6.50%, 12/15/26 (Call 12/15/21)	125	133,794
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	20	19,432
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	90	86,474
University of Southern California, 3.03%, 10/01/39	315	291,728
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	65	67,608
4.13%, 03/15/29 (Call 12/15/28)	30	30,864
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	145	154,122
Weight Watchers International Inc., 8.63%, 12/01/25 (Call 12/01/20)(b)	25	21,707

Security	Par (000)	Value

Commercial Services (continued)
WEX Inc., 4.75%, 02/01/23 (Call 02/01/20)(b)	$50	$50,191

		13,931,927

Computers — 0.6%
Apple Inc.
2.00%, 05/06/20	265	263,614
2.00%, 11/13/20	110	109,211
2.10%, 09/12/22 (Call 08/12/22)	25	24,642
2.25%, 02/23/21 (Call 01/23/21)	890	886,547
2.40%, 05/03/23	1,395	1,380,352
2.45%, 08/04/26 (Call 05/04/26)	210	201,961
2.50%, 02/09/22 (Call 01/09/22)	900	899,073
2.50%, 02/09/25	150	147,051
2.70%, 05/13/22	100	100,414
2.75%, 01/13/25 (Call 11/13/24)	200	198,846
2.85%, 05/06/21	390	392,691
2.85%, 02/23/23 (Call 12/23/22)	250	251,717
2.85%, 05/11/24 (Call 03/11/24)	205	205,515
2.90%, 09/12/27 (Call 06/12/27)	280	275,573
3.00%, 02/09/24 (Call 12/09/23)	375	378,679
3.00%, 06/20/27 (Call 03/20/27)	150	148,896
3.00%, 11/13/27 (Call 08/13/27)	100	99,079
3.20%, 05/13/25	160	162,781
3.20%, 05/11/27 (Call 02/11/27)	326	328,083
3.25%, 02/23/26 (Call 11/23/25)	295	299,384
3.35%, 02/09/27 (Call 11/09/26)	205	208,727
3.45%, 05/06/24	135	139,190
3.45%, 02/09/45	325	303,504
3.75%, 11/13/47 (Call 05/13/47)	200	196,374
3.85%, 05/04/43	175	174,282
3.85%, 08/04/46 (Call 02/04/46)	172	170,715
4.25%, 02/09/47 (Call 08/09/46)	210	220,924
4.38%, 05/13/45	255	272,697
4.45%, 05/06/44	150	162,295
4.50%, 02/23/36 (Call 08/23/35)	155	172,413
4.65%, 02/23/46 (Call 08/23/45)	350	388,874
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	205	205,611
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(b)	25	25,269
Dell Inc.
5.40%, 09/10/40	50	44,201
6.50%, 04/15/38	75	75,992
7.10%, 04/15/28	100	110,263
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	225	226,523
4.42%, 06/15/21 (Call 05/15/21)(b)	1,544	1,582,060
4.90%, 10/01/26 (Call 08/01/26)(b)	50	51,258
5.30%, 10/01/29 (Call 07/01/29)(b)	100	102,981
5.45%, 06/15/23 (Call 04/15/23)(b)	160	170,643
5.88%, 06/15/21 (Call 06/15/19)(b)	175	177,935
6.02%, 06/15/26 (Call 03/15/26)(b)	400	433,768
7.13%, 06/15/24 (Call 06/06/19)(b)	250	264,420
8.10%, 07/15/36 (Call 01/15/36)(b)	130	156,126
8.35%, 07/15/46 (Call 01/15/46)(b)	260	319,665
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 04/15/20)	45	38,358
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	115	118,135
4.75%, 04/15/27 (Call 01/15/27)	130	136,204
EMC Corp.
2.65%, 06/01/20	100	99,386
3.38%, 06/01/23 (Call 03/01/23)	195	190,913

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(b)	$50	$52,014
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	150	151,519
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	50	52,625
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/20)(b)	125	110,600
9.25%, 03/01/21 (Call 03/01/20)(b)(c)	75	76,002
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	235	237,289
4.40%, 10/15/22 (Call 08/15/22)	210	219,406
4.90%, 10/15/25 (Call 07/15/25)	180	192,136
6.20%, 10/15/35 (Call 04/15/35)	130	140,732
6.35%, 10/15/45 (Call 04/15/45)	225	239,323
HP Inc.
4.05%, 09/15/22	100	103,477
4.30%, 06/01/21	25	25,719
6.00%, 09/15/41	170	180,667
IBM Credit LLC
1.80%, 01/20/21	110	108,337
3.00%, 02/06/23	100	100,502
3.45%, 11/30/20	100	101,182
3.60%, 11/30/21	575	587,121
International Business Machines Corp.
1.63%, 05/15/20	200	197,950
1.88%, 08/01/22	50	48,636
2.25%, 02/19/21	100	99,169
3.30%, 01/27/27	100	100,942
3.38%, 08/01/23	200	203,970
3.45%, 02/19/26	660	671,319
3.63%, 02/12/24	499	513,795
4.00%, 06/20/42	155	151,685
4.70%, 02/19/46(c)	200	217,126
5.60%, 11/30/39	100	119,478
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/01/40)	25	24,636
Leidos Inc.
5.50%, 07/01/33	25	23,405
7.13%, 07/01/32	50	53,005
Lenovo Group Ltd.
3.88%, 03/16/22(d)	200	197,316
4.75%, 03/29/23(d)	200	201,520
NCR Corp.
4.63%, 02/15/21 (Call 05/31/19)	50	50,029
5.00%, 07/15/22 (Call 07/15/19)	90	90,543
5.88%, 12/15/21 (Call 12/15/19)	25	25,298
6.38%, 12/15/23 (Call 12/15/19)	125	128,401
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	175	172,597
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	75	75,637
4.75%, 06/01/23	150	151,402
4.75%, 01/01/25	150	146,652
4.88%, 03/01/24 (Call 01/01/24)	50	50,192
4.88%, 06/01/27 (Call 03/01/27)	105	100,876
5.75%, 12/01/34 (Call 06/01/34)	95	88,783
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	150	132,374
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	280	270,200

		20,679,402

Cosmetics & Personal Care — 0.1%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(b)	75	77,812

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Avon Products Inc.
7.00%, 03/15/23	$200	$201,852
8.95%, 03/15/43	50	49,620
Colgate-Palmolive Co.
2.25%, 11/15/22	255	252,965
3.70%, 08/01/47 (Call 02/01/47)(c)	150	150,888
4.00%, 08/15/45	220	231,649
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	85	83,912
Edgewell Personal Care Co.
4.70%, 05/19/21	115	117,581
4.70%, 05/24/22	75	77,411
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27 (Call 12/15/26)	50	50,186
4.38%, 06/15/45 (Call 12/15/44)	110	118,140
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/19)(b)	50	50,007
5.00%, 07/01/25 (Call 07/01/20)(b)	95	94,583
High Ridge Brands Co., 8.88%, 03/15/25 (Call 03/15/20)(b)	6	2,424
Procter & Gamble Co. (The)
1.90%, 10/23/20	262	259,838
2.15%, 08/11/22	55	54,375
2.30%, 02/06/22	180	179,203
2.45%, 11/03/26	170	165,043
3.10%, 08/15/23	85	87,059
3.50%, 10/25/47	205	202,585
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/19)(c)	75	68,356
6.25%, 08/01/24 (Call 08/01/19)	50	29,413
Unilever Capital Corp.
1.38%, 07/28/21(c)	100	97,480
1.80%, 05/05/20	120	119,110
2.00%, 07/28/26	100	92,914
2.60%, 05/05/24 (Call 03/05/24)	200	197,748
3.00%, 03/07/22	100	101,078
3.25%, 03/07/24 (Call 02/07/24)	100	101,845
3.50%, 03/22/28 (Call 12/22/27)	150	153,276
5.90%, 11/15/32	312	391,463

		3,859,816

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/19)(b)	50	51,919
5.88%, 05/15/26 (Call 05/15/21)(b)	75	77,542
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(b)	75	74,682
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	400	407,244
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 07/15/19)	50	50,542
7.00%, 06/15/23 (Call 06/15/19)	25	25,217
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	125	127,466
HD Supply Inc., 5.38%, 10/15/26 (Call 10/04/21)(b)	25	26,012
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(b)	125	125,489
LKQ Corp., 4.75%, 05/15/23 (Call 05/15/19)	50	50,501
Performance Food Group Inc., 5.50%, 06/01/24 (Call 06/01/19)(b)	50	50,759
Univar USA Inc., 6.75%, 07/15/23 (Call 07/15/19)(b)	25	25,516

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$25	$23,195
4.20%, 05/15/47 (Call 11/15/46)	125	125,076
4.60%, 06/15/45 (Call 12/15/44)	215	227,726

		1,468,886

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	100	94,729
3.88%, 01/23/28 (Call 10/23/27)	150	143,661
3.95%, 02/01/22 (Call 01/01/22)	500	506,915
4.25%, 07/01/20	200	202,618
4.45%, 10/01/25 (Call 08/01/25)	150	153,553
4.50%, 05/15/21	200	204,494
4.63%, 10/30/20	340	347,585
4.63%, 07/01/22	175	181,352
5.00%, 10/01/21	200	207,832
Air Lease Corp.
2.50%, 03/01/21	280	278,236
2.63%, 07/01/22 (Call 06/01/22)	115	113,038
2.75%, 01/15/23 (Call 12/15/22)	150	147,202
3.00%, 09/15/23 (Call 07/15/23)	210	206,646
3.25%, 03/01/25 (Call 01/01/25)	75	72,953
3.38%, 06/01/21 (Call 05/01/21)	90	90,565
3.50%, 01/15/22	25	25,261
3.63%, 04/01/27 (Call 01/01/27)	100	96,495
3.63%, 12/01/27 (Call 09/01/27)	105	100,356
3.88%, 04/01/21 (Call 03/01/21)	100	101,518
4.25%, 09/15/24 (Call 06/15/24)	105	108,128
4.63%, 10/01/28 (Call 06/01/28)	50	51,324
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	100	100,197
4.40%, 09/25/23 (Call 08/25/23)	135	137,109
5.00%, 04/01/23	125	129,820
5.13%, 03/15/21	40	41,264
5.50%, 02/15/22	25	26,347
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 08/01/19)(b)	75	76,219
5.88%, 11/01/21 (Call 11/01/19)(b)	125	127,644
Ally Financial Inc.
4.13%, 02/13/22	100	101,479
4.25%, 04/15/21	67	67,935
4.63%, 05/19/22	50	51,220
4.63%, 03/30/25	250	257,730
5.13%, 09/30/24	100	105,586
5.75%, 11/20/25 (Call 10/20/25)(c)	150	162,687
8.00%, 11/01/31	290	371,603
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5	4,963
2.50%, 08/01/22 (Call 07/01/22)	32	31,646
2.65%, 12/02/22	25	24,848
3.00%, 02/22/21 (Call 01/22/21)	500	502,080
3.38%, 05/17/21 (Call 04/17/21)	100	101,286
3.40%, 02/27/23 (Call 01/27/23)	25	25,425
3.40%, 02/22/24 (Call 01/22/24)	800	814,168
3.63%, 12/05/24 (Call 11/04/24)	205	210,912
3.70%, 11/05/21 (Call 10/05/21)	100	102,176
4.05%, 12/03/42	241	246,921
4.20%, 11/06/25 (Call 10/06/25)	110	116,717

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	$515	$511,055
2.38%, 05/26/20 (Call 04/25/20)	545	543,131
2.70%, 03/03/22 (Call 01/31/22)	35	35,000
3.30%, 05/03/27 (Call 04/03/27)	745	756,503
Series F, 2.60%, 09/14/20 (Call 08/14/20)	50	49,929
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)	105	102,688
3.00%, 03/22/22	35	35,139
3.70%, 10/15/24	165	171,067
4.00%, 10/15/23	275	287,589
ASP AMC Merger Sub Inc., 8.00%, 05/15/25 (Call 05/15/20)(b)(c)	75	47,943
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(b)	200	201,334
Azure Orbit International Finance Ltd., 3.75%, 03/06/23(d)	200	203,336
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(d)	200	200,828
BGC Partners Inc., 5.38%, 07/24/23	75	77,711
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45(b)	40	39,004
5.00%, 06/15/44(b)	50	53,116
BOC Aviation Ltd.
3.50%, 09/18/27 (Call 06/18/27)(d)	200	194,144
3.88%, 04/27/26 (Call 01/27/26)(d)	400	399,932
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	175	171,442
4.25%, 06/02/26 (Call 03/02/26)	50	50,947
4.70%, 09/20/47 (Call 03/20/47)	25	24,171
4.85%, 03/29/29 (Call 12/29/28)	50	52,534
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	125	128,057
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	100	100,064
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	85	84,570
2.50%, 05/12/20 (Call 04/12/20)	25	24,917
3.05%, 03/09/22 (Call 02/09/22)	74	74,276
3.20%, 01/30/23 (Call 12/30/22)	200	200,666
3.20%, 02/05/25 (Call 01/05/25)	217	214,435
3.30%, 10/30/24 (Call 09/30/24)	275	274,510
3.45%, 04/30/21 (Call 03/30/21)	50	50,588
3.50%, 06/15/23	330	335,570
3.75%, 04/24/24 (Call 03/24/24)	175	178,719
3.75%, 07/28/26 (Call 06/28/26)	200	196,828
3.75%, 03/09/27 (Call 02/09/27)	350	346,801
3.80%, 01/31/28 (Call 12/31/27)	50	49,434
3.90%, 01/29/24 (Call 12/29/23)	250	256,847
4.20%, 10/29/25 (Call 09/29/25)	100	102,906
4.25%, 04/30/25 (Call 03/31/25)	50	52,137
4.75%, 07/15/21	75	78,109
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	190	193,401
CCBL Cayman 1 Corp. Ltd., 2.75%, 05/31/21(d)	200	196,946
CDBL Funding 1, 4.25%, 12/02/24(d)	200	204,872
CDBL Funding 2, 3.75%, 07/18/21, (3 mo. LIBOR US + 1.150%)(a)(d)	200	200,012
CDP Financial Inc., 3.15%, 07/24/24(b)	415	426,226
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	115	114,633
3.00%, 03/10/25 (Call 12/10/24)	25	25,095
3.20%, 03/02/27 (Call 12/02/26)	115	115,577
3.20%, 01/25/28 (Call 10/25/27)	165	164,361

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 05/21/21 (Call 04/21/21)	$250	$252,885
3.45%, 02/13/26 (Call 11/13/25)	40	40,798
3.55%, 02/01/24 (Call 01/01/24)	350	362,530
3.85%, 05/21/25 (Call 03/21/25)	25	26,203
4.00%, 02/01/29 (Call 11/01/28)	100	106,263
4.45%, 07/22/20	50	51,117
Charming Light Investments Ltd.
4.38%, 12/21/27(d)	400	404,024
5.00%, 09/03/24(d)	250	267,175
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(d)	200	218,368
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	400	408,084
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	600	613,734
4.40%, 03/09/27(d)	200	202,950
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(d)	200	196,056
3.13%, 08/31/22(d)	250	247,047
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	35	35,796
CITIC Securities Finance MTN Co. Ltd., 3.25%, 04/20/22(d)	200	198,192
CME Group Inc.
3.00%, 09/15/22	175	177,067
3.00%, 03/15/25 (Call 12/15/24)	224	225,172
3.75%, 06/15/28 (Call 03/15/28)	200	210,158
4.15%, 06/15/48 (Call 12/15/47)	30	31,253
5.30%, 09/15/43 (Call 03/15/43)	105	127,924
CPPIB Capital Inc., 2.25%, 01/25/22(b)	500	497,670
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/15/22)(b)	45	47,345
7.38%, 03/15/23 (Call 03/15/20)	50	51,815
Credit Suisse USA Inc., 7.13%, 07/15/32	185	249,670
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	75	65,687
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	75	74,796
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	50	50,010
3.85%, 11/21/22	20	20,504
3.95%, 11/06/24 (Call 08/06/24)	298	304,377
4.10%, 02/09/27 (Call 11/09/26)	299	300,199
4.50%, 01/30/26 (Call 11/30/25)	200	207,468
5.20%, 04/27/22	25	26,553
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	65	64,928
3.80%, 08/24/27 (Call 05/24/27)	30	29,245
4.50%, 06/20/28 (Call 03/20/28)	100	102,134
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	125	125,472
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(b)	50	48,357
Fab Sukuk Co. Ltd., 3.63%, 03/05/23(d)	200	201,392
Franklin Resources Inc., 2.85%, 03/30/25	100	99,481
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,506	1,489,901
3.37%, 11/15/25	500	491,560
4.42%, 11/15/35	925	862,868
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	148,957
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(b)	85	89,300
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	150	152,328
HSBC Finance Corp., 6.68%, 01/15/21	80	83,862

Security	Par (000)	Value

Diversified Financial Services (continued)
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22(d)	$400	$400,396
4.25%, 11/07/27(d)	230	226,969
4.75%, 04/27/27(d)	400	408,808
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/01/20)	150	152,193
6.00%, 08/01/20 (Call 08/01/19)	212	213,427
6.25%, 02/01/22 (Call 02/01/20)	125	128,579
6.38%, 12/15/25 (Call 12/15/20)	125	130,245
6.75%, 02/01/24 (Call 02/01/20)	75	78,750
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21(d)	200	197,614
3.38%, 04/05/22(d)	200	199,786
3.63%, 05/15/21, (3 mo. LIBOR US + 0.950%)(a)(d)	400	399,172
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	200	203,282
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	90	88,758
2.75%, 12/01/20 (Call 11/01/20)	45	45,030
3.10%, 09/15/27 (Call 06/15/27)	175	174,415
3.45%, 09/21/23 (Call 08/21/23)	100	102,374
3.75%, 12/01/25 (Call 09/01/25)	280	291,903
4.00%, 10/15/23	195	203,970
4.25%, 09/21/48 (Call 03/21/48)	100	104,227
International Lease Finance Corp.
4.63%, 04/15/21	150	153,912
5.88%, 08/15/22	408	439,428
8.25%, 12/15/20	260	280,418
8.63%, 01/15/22	50	56,676
Inventive Global Investments Ltd.
3.48%, 09/19/21, (3 mo. LIBOR US + 0.850%)(a)(d)	200	200,648
3.88%, 09/19/21(d)	200	203,504
Invesco Finance PLC
3.13%, 11/30/22	125	125,705
3.75%, 01/15/26	100	101,143
4.00%, 01/30/24	100	103,693
5.38%, 11/30/43	135	142,918
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	100	105,082
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 04/15/22 (Call 04/15/20)(b)	200	202,750
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	155	162,938
Jefferies Group LLC
5.13%, 01/20/23	150	158,782
6.25%, 01/15/36	120	124,340
6.45%, 06/08/27	50	55,102
6.88%, 04/15/21	50	53,388
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	140	130,488
4.85%, 01/15/27	50	50,346
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(d)	200	207,588
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	65	66,635
5.25%, 10/01/25 (Call 10/01/20)(b)	70	69,752
5.88%, 08/01/21 (Call 08/01/19)(b)	18	18,352
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	75	73,202
3.75%, 02/13/25	100	100,582
4.38%, 03/11/29 (Call 12/11/28)	100	101,980
4.50%, 09/19/28 (Call 06/19/28)	100	103,425

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc.
4.75%, 03/15/26	$150	$155,722
5.63%, 01/15/44	225	234,488
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	125	127,337
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	100	99,887
3.38%, 04/01/24	50	51,607
3.50%, 02/26/28 (Call 11/26/27)	100	103,899
3.80%, 11/21/46 (Call 05/21/46)	191	193,943
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	203,040
3.96%, 09/19/23 (Call 08/19/23)(b)	200	206,144
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	150	152,031
4.25%, 06/01/24 (Call 03/01/24)	215	225,339
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	185	182,342
2.40%, 04/25/22 (Call 03/25/22)	200	198,288
2.85%, 01/27/25 (Call 10/27/24)	59	58,756
3.05%, 02/15/22 (Call 11/15/21)	50	50,459
3.05%, 04/25/27 (Call 01/25/27)	100	98,426
3.25%, 11/01/25 (Call 08/01/25)	125	127,010
3.40%, 02/07/28 (Call 11/07/27)	175	177,147
3.70%, 03/15/29 (Call 12/15/28)	50	51,964
3.90%, 11/01/28 (Call 08/01/28)	50	52,421
4.02%, 11/01/32 (Call 05/01/32)	75	79,495
4.30%, 03/15/49 (Call 09/15/48)	75	79,128
4.40%, 11/01/48 (Call 05/01/48)	50	53,174
5.25%, 04/20/46 (Call 04/20/26)(f)	50	50,804
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(b)	115	115,834
9.13%, 07/15/26 (Call 07/15/21)(b)	140	140,290
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 05/31/19)	75	75,098
Navient Corp.
5.00%, 10/26/20	50	50,750
5.50%, 01/25/23	125	127,381
5.63%, 08/01/33	125	100,601
5.88%, 03/25/21	75	77,632
5.88%, 10/25/24	75	75,400
6.13%, 03/25/24	150	153,603
6.50%, 06/15/22	200	210,632
6.63%, 07/26/21	75	78,826
6.75%, 06/25/25	75	76,691
6.75%, 06/15/26	75	75,538
7.25%, 01/25/22	75	80,386
7.25%, 09/25/23	50	54,118
NFP Corp., 6.88%, 07/15/25 (Call 03/15/20)(b)	120	118,332
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	170	180,924
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/19)(b)	50	45,828
ORIX Corp.
2.90%, 07/18/22	25	24,933
3.25%, 12/04/24	345	346,290
3.70%, 07/18/27	75	76,249
4.05%, 01/16/24	250	259,962
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/19)(b)	25	25,776
Power Finance Corp. Ltd., 5.25%, 08/10/28(d)	200	209,042

Security	Par (000)	Value

Diversified Financial Services (continued)
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	$405	$488,843
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(b)	150	145,510
5.75%, 05/01/25 (Call 05/01/20)(b)	150	152,226
Raymond James Financial Inc.
3.63%, 09/15/26	150	149,644
4.95%, 07/15/46	340	360,437
REC Ltd., 3.07%, 12/18/20(d)	200	199,134
SIHC International Capital Ltd.
3.95%, 09/26/21(d)	200	201,486
4.35%, 09/26/23(d)	200	204,662
Springleaf Finance Corp.
5.63%, 03/15/23	135	140,480
6.13%, 05/15/22	100	105,768
6.13%, 03/15/24 (Call 09/15/23)	195	205,920
6.88%, 03/15/25	240	257,359
7.13%, 03/15/26	185	198,688
7.75%, 10/01/21	125	135,956
8.25%, 12/15/20	161	173,465
Stearns Holdings LLC, 9.38%, 08/15/20 (Call 08/15/19)(b)	25	23,821
Stifel Financial Corp., 4.25%, 07/18/24	240	246,194
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	121	116,171
3.75%, 08/15/21 (Call 06/15/21)	25	25,390
3.95%, 12/01/27 (Call 09/01/27)	65	62,225
4.25%, 08/15/24 (Call 05/15/24)	419	423,902
4.38%, 03/19/24 (Call 02/19/24)	110	112,348
4.50%, 07/23/25 (Call 04/24/25)	250	254,947
5.15%, 03/19/29 (Call 12/19/28)	100	103,271
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	60	60,413
3.30%, 04/01/27 (Call 01/01/27)	85	85,355
3.75%, 04/01/24 (Call 03/01/24)	50	51,796
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(b)	75	76,676
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(b)	70	66,236
Travelport Corporate Finance PLC, 6.00%, 03/15/26 (Call 03/15/21)(b)	90	97,703
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(b)	50	51,653
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	220	218,931
2.75%, 09/15/27 (Call 06/15/27)	50	49,286
2.80%, 12/14/22 (Call 10/14/22)	250	251,627
3.15%, 12/14/25 (Call 09/14/25)	575	583,608
4.15%, 12/14/35 (Call 06/14/35)	313	335,401
4.30%, 12/14/45 (Call 06/14/45)	455	495,490
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(b)	65	67,379
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	75	76,232
4.25%, 06/09/23 (Call 05/09/23)	50	51,788

		46,503,281

Electric — 2.1%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(d)	200	202,870
4.38%, 04/23/25(d)	200	207,014
4.38%, 06/22/26(d)	200	206,338

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.88%, 04/23/30(d)	$200	$213,674
5.88%, 12/13/21(b)	200	213,822
6.50%, 10/27/36(b)(c)	100	126,333
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	80	78,718
3.80%, 10/01/47 (Call 04/01/47)	150	142,641
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	100	99,315
3.75%, 12/01/47 (Call 06/01/47)	50	48,824
AES Corp./VA
4.00%, 03/15/21	25	25,344
4.50%, 03/15/23 (Call 03/15/20)	50	50,735
4.88%, 05/15/23 (Call 05/15/19)	140	141,883
5.13%, 09/01/27 (Call 09/01/22)	170	177,225
5.50%, 04/15/25 (Call 04/15/20)	74	76,665
6.00%, 05/15/26 (Call 05/15/21)	75	79,537
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	75	72,686
4.15%, 08/15/44 (Call 02/15/44)	85	86,223
4.30%, 01/02/46 (Call 07/02/45)	50	52,811
Series A, 4.30%, 07/15/48 (Call 01/15/48)	100	105,939
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	115	117,323
4.25%, 06/15/28 (Call 03/15/28)(b)	125	128,055
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	131	130,600
3.65%, 02/15/26 (Call 11/15/25)	260	262,426
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	50,739
3.70%, 12/01/47 (Call 06/01/47)	125	121,541
American Electric Power Co. Inc.
2.15%, 11/13/20	30	29,728
3.20%, 11/13/27 (Call 08/13/27)	125	122,207
Series F, 2.95%, 12/15/22 (Call 09/15/22)	150	149,992
Series I, 3.65%, 12/01/21	25	25,503
Series J, 4.30%, 12/01/28 (Call 09/01/28)	775	824,825
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	100	102,576
4.60%, 03/30/21 (Call 12/30/20)	150	154,573
7.00%, 04/01/38	25	33,314
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	100	97,413
3.15%, 05/15/25 (Call 02/15/25)	150	150,786
4.20%, 08/15/48 (Call 02/15/48)	50	50,902
4.25%, 03/01/49 (Call 09/01/48)	25	25,582
4.35%, 11/15/45 (Call 05/15/45)	100	103,625
4.50%, 04/01/42 (Call 10/01/41)	25	26,119
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	100	105,618
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)(b)	250	254,935
4.35%, 08/01/28 (Call 05/01/28)(b)	200	207,130
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	180	177,658
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	45	46,976
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	125	115,926
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	150	155,811
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	165	164,498
2.80%, 01/15/23 (Call 12/15/22)	265	265,448

Security	Par (000)	Value

Electric (continued)
3.25%, 04/15/28 (Call 01/15/28)	$260	$258,450
3.50%, 02/01/25 (Call 11/01/24)	250	256,100
3.75%, 11/15/23 (Call 08/15/23)	80	82,955
3.80%, 07/15/48 (Call 01/15/48)	275	262,740
4.50%, 02/01/45 (Call 08/01/44)	235	248,987
5.15%, 11/15/43 (Call 05/15/43)	225	258,426
6.13%, 04/01/36	275	349,354
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	210	218,041
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(b)	185	185,457
5.38%, 01/15/23 (Call 10/15/19)	150	150,958
5.50%, 02/01/24 (Call 02/01/20)	75	74,645
5.75%, 01/15/25 (Call 10/15/19)	200	197,972
5.88%, 01/15/24 (Call 11/01/19)(b)	125	127,869
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	200	219,970
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	140	142,374
4.25%, 02/01/49 (Call 08/01/48)	35	37,323
4.50%, 04/01/44 (Call 10/01/43)	150	164,112
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	25	24,547
3.85%, 02/01/24 (Call 01/01/24)	200	205,310
4.25%, 11/01/28 (Call 08/01/28)	145	150,768
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(c)(d)	200	207,416
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	200	203,618
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	398,184
Clearway Energy Operating LLC
5.00%, 09/15/26 (Call 09/15/21)	50	48,942
5.38%, 08/15/24 (Call 08/15/19)	50	50,803
5.75%, 10/15/25 (Call 10/15/21)(b)	30	30,704
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	235	231,884
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	100	98,010
4.55%, 11/15/30 (Call 08/15/30)(b)	50	52,710
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(d)	200	197,478
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	151,426
4.88%, 03/01/44 (Call 09/01/43)	25	27,414
Comision Federal de Electricidad
4.88%, 01/15/24(d)	200	206,214
5.75%, 02/14/42(d)	200	204,928
6.13%, 06/16/45(d)	200	215,040
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	165	159,027
3.70%, 08/15/28 (Call 05/15/28)	75	77,921
3.70%, 03/01/45 (Call 09/01/44)	125	120,319
4.00%, 03/01/48 (Call 09/01/47)	135	136,999
4.00%, 03/01/49 (Call 09/01/48)	45	45,800
4.35%, 11/15/45 (Call 05/15/45)	75	79,646
4.60%, 08/15/43 (Call 02/15/43)	25	27,464
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	171,901
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	60	58,109
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	50	49,597
4.30%, 04/15/44 (Call 10/15/43)	35	37,413
6.35%, 06/01/36	15	19,405

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	$40	$41,731
3.85%, 06/15/46 (Call 12/15/45)	110	106,900
3.95%, 03/01/43 (Call 09/01/42)	360	354,463
4.45%, 03/15/44 (Call 09/15/43)	182	192,463
4.50%, 12/01/45 (Call 06/01/45)	25	26,624
4.50%, 05/15/58 (Call 11/15/57)	100	104,080
4.63%, 12/01/54 (Call 06/01/54)	50	52,841
5.70%, 06/15/40	25	30,400
Series 06-B, 6.20%, 06/15/36	50	62,751
Series 08-B, 6.75%, 04/01/38	25	33,887
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	100	97,587
Series C, 4.30%, 12/01/56 (Call 06/01/56)	100	100,467
Series D, 4.00%, 12/01/28 (Call 09/01/28)	50	53,338
Series E, 4.65%, 12/01/48 (Call 06/01/48)	250	276,352
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	20	19,703
Consumers Energy Co.
3.95%, 07/15/47 (Call 01/15/47)	325	331,952
4.05%, 05/15/48 (Call 11/15/47)	75	77,904
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	75	77,174
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	100	104,293
4.25%, 06/01/28 (Call 03/01/28)	125	131,370
4.70%, 12/01/44 (Call 06/01/44)	45	47,405
7.00%, 06/15/38	170	220,983
Series A, 4.60%, 03/15/49 (Call 09/15/48)	125	130,355
Series B, 2.75%, 01/15/22 (Call 12/15/21)	100	99,272
Series B, 2.75%, 09/15/22 (Call 06/15/22)	125	123,760
Series B, 5.95%, 06/15/35	80	92,768
Series C, 4.05%, 09/15/42 (Call 03/15/42)	50	47,918
Series C, 4.90%, 08/01/41 (Call 02/01/41)	125	133,821
Series D, 2.85%, 08/15/26 (Call 05/15/26)	150	143,680
Series E, 6.30%, 03/15/33	100	123,094
Series F, 5.25%, 08/01/33	70	78,748
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	178	191,446
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	175	180,803
3.70%, 03/15/45 (Call 09/15/44)	50	48,747
3.70%, 06/01/46 (Call 12/01/45)	25	24,280
3.75%, 08/15/47 (Call 02/15/47)	55	53,824
3.95%, 03/01/49 (Call 09/01/48)	65	66,425
4.30%, 07/01/44 (Call 01/01/44)	50	53,020
5.70%, 10/01/37	40	48,204
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	295	282,132
3.80%, 03/15/27 (Call 12/15/26)	60	60,927
6.38%, 04/15/33	50	62,128
Series B, 3.30%, 06/15/22 (Call 04/15/22)	20	20,183
Series C, 3.50%, 06/01/24 (Call 03/01/24)	50	50,688
Series D, 3.70%, 08/01/23 (Call 07/01/23)	90	92,418
Dubai Electricity & Water Authority, 7.38%, 10/21/20(b)	200	212,448
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	50	49,632
2.95%, 12/01/26 (Call 09/01/26)	25	24,814
3.05%, 03/15/23 (Call 03/15/23)	205	207,462
3.35%, 05/15/22	125	128,176
3.70%, 12/01/47 (Call 06/01/47)	25	24,172
3.88%, 03/15/46 (Call 09/15/45)	115	114,264
3.90%, 06/15/21 (Call 03/15/21)	150	153,406

Security	Par (000)	Value

Electric (continued)
3.95%, 11/15/28 (Call 08/15/28)	$55	$58,363
3.95%, 03/15/48 (Call 09/15/47)	100	101,030
4.00%, 09/30/42 (Call 03/30/42)	375	380,130
4.25%, 12/15/41 (Call 06/15/41)	25	26,227
5.30%, 02/15/40	25	29,708
6.00%, 01/15/38	100	127,586
Series A, 6.00%, 12/01/28	50	60,405
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	610	596,366
2.65%, 09/01/26 (Call 06/01/26)	275	262,974
3.05%, 08/15/22 (Call 05/15/22)	25	25,168
3.15%, 08/15/27 (Call 05/15/27)	25	24,634
3.55%, 09/15/21 (Call 06/15/21)	48	48,710
3.75%, 04/15/24 (Call 01/15/24)	350	361,182
3.75%, 09/01/46 (Call 03/01/46)	460	426,609
3.95%, 08/15/47 (Call 02/15/47)	55	52,603
4.80%, 12/15/45 (Call 06/15/45)	201	216,664
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	150	150,586
3.80%, 07/15/28 (Call 04/15/28)	295	308,399
6.35%, 09/15/37	85	111,608
6.40%, 06/15/38	209	280,231
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	90	93,177
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	275	281,077
3.60%, 09/15/47 (Call 03/15/47)	65	61,639
3.70%, 09/01/28 (Call 06/01/28)	40	41,675
4.10%, 03/15/43 (Call 09/15/42)	75	76,958
4.20%, 08/15/45 (Call 02/15/45)	50	52,143
E.ON International Finance BV, 6.65%, 04/30/38(b)	190	233,685
Edison International
2.40%, 09/15/22 (Call 08/15/22)	125	118,990
2.95%, 03/15/23 (Call 01/15/23)	150	143,019
4.13%, 03/15/28 (Call 12/15/27)	100	96,716
EDP Finance BV, 3.63%, 07/15/24(b)	300	300,483
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)(b)	1,141	1,134,724
3.63%, 10/13/25 (Call 07/13/25)(b)	475	483,384
4.75%, 10/13/35 (Call 04/13/35)(b)	325	332,673
4.88%, 01/22/44(b)	185	188,989
4.95%, 10/13/45 (Call 04/13/45)(b)	175	180,969
5.00%, 09/21/48 (Call 03/21/48)(b)	200	210,506
5.25%, (Call 01/29/23)(b)(f)(g)	100	101,679
5.25%, 10/13/55 (Call 04/13/55)(b)	100	103,644
6.00%, 01/22/14(b)(c)	131	140,401
6.95%, 01/26/39(b)	100	130,463
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	80	79,475
3.55%, 06/15/26 (Call 03/15/26)	200	197,658
4.75%, 06/15/46 (Call 12/15/45)	165	168,724
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(d)	200	189,190
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	74,259
Enel Finance International NV
3.50%, 04/06/28(b)	200	188,400
3.63%, 05/25/27(b)	200	192,170
4.25%, 09/14/23(b)	595	609,423
4.63%, 09/14/25(b)	250	259,717
4.88%, 06/14/29(b)	200	208,432
6.00%, 10/07/39(b)	350	395,223

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.80%, 09/15/37(b)	$250	$303,117
Engie SA, 2.88%, 10/10/22(b)	75	75,330
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	175	177,707
4.20%, 04/01/49 (Call 10/01/48)	50	51,937
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	280	269,808
4.00%, 07/15/22 (Call 05/15/22)	75	77,270
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	175	165,168
3.05%, 06/01/31 (Call 03/01/31)	50	47,753
4.20%, 09/01/48 (Call 03/01/48)	35	36,240
4.20%, 04/01/50 (Call 10/01/49)	100	103,481
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	25	24,035
Entergy Texas Inc., 4.50%, 03/30/39 (Call 09/30/38)	200	211,090
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(d)	600	603,324
7.13%, 02/11/25(d)	400	405,836
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	30	29,851
3.35%, 03/15/26 (Call 12/15/25)	100	99,122
Series K, 2.75%, 03/15/22 (Call 02/15/22)	145	144,864
Series L, 2.90%, 10/01/24 (Call 08/01/24)	130	128,904
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	99,112
Series N, 3.80%, 12/01/23 (Call 11/01/23)	50	51,682
Series O, 4.25%, 04/01/29 (Call 01/01/29)	250	267,267
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	75	74,060
2.85%, 06/15/20 (Call 05/15/20)	25	25,008
3.40%, 04/15/26 (Call 01/15/26)	185	185,481
3.50%, 06/01/22 (Call 05/01/22)	195	197,527
3.95%, 06/15/25 (Call 03/15/25)	600	624,576
4.45%, 04/15/46 (Call 10/15/45)	90	93,210
4.95%, 06/15/35 (Call 12/15/34)	100	107,118
5.10%, 06/15/45 (Call 12/15/44)	30	33,578
5.63%, 06/15/35	25	28,743
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	60	62,135
5.60%, 06/15/42 (Call 12/15/41)	150	159,453
5.75%, 10/01/41 (Call 04/01/41)	25	26,707
6.25%, 10/01/39	110	125,462
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	100	99,308
Series B, 3.90%, 07/15/27 (Call 04/15/27)	200	202,504
Series B, 4.25%, 03/15/23 (Call 12/15/22)	400	416,344
Series C, 4.85%, 07/15/47 (Call 01/15/47)	315	335,135
Series C, 7.38%, 11/15/31	213	281,137
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	25	26,103
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	75	73,604
3.95%, 03/01/48 (Call 09/01/47)	125	127,895
3.99%, 03/01/49 (Call 09/01/48)	350	361,000
4.05%, 06/01/42 (Call 12/01/41)	130	134,673
4.05%, 10/01/44 (Call 04/01/44)	55	56,977
4.13%, 02/01/42 (Call 08/01/41)	25	26,194
4.13%, 06/01/48 (Call 12/01/47)	165	173,540
5.69%, 03/01/40	65	81,493
5.95%, 02/01/38	200	258,576
5.96%, 04/01/39	50	64,235

Security	Par (000)	Value

Electric (continued)
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	$89	$87,290
3.06%, 10/04/26 (Call 07/04/26)	171	164,215
Georgia Power Co.
4.30%, 03/15/42	566	566,945
4.30%, 03/15/43	100	98,491
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	200	192,132
Hydro-Quebec, Series HK, 9.38%, 04/15/30	75	116,564
Iberdrola International BV, 6.75%, 07/15/36	50	62,975
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	75	77,223
Series K, 4.55%, 03/15/46 (Call 09/15/45)	130	138,338
Series L, 3.75%, 07/01/47 (Call 01/01/47)	25	23,611
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	100	91,855
4.10%, 09/26/28 (Call 06/26/28)	50	52,493
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	25	25,075
3.70%, 09/01/24 (Call 07/01/24)	130	131,343
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	650	693,238
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	70	69,266
3.25%, 06/30/26 (Call 03/30/26)	50	49,103
3.35%, 11/15/27 (Call 08/15/27)	200	198,282
5.30%, 07/01/43 (Call 01/01/43)	100	113,378
Kallpa Generacion SA/old, 4.88%, 05/24/26 (Call 02/24/26)(c)(d)	200	207,114
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	103,325
4.20%, 06/15/47 (Call 12/15/46)	75	77,099
4.20%, 03/15/48 (Call 09/15/47)	50	51,709
5.30%, 10/01/41 (Call 04/01/41)	25	28,282
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	100	102,390
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	80	94,495
Korea East-West Power Company Ltd., 2.63%, 06/19/22(d)	600	594,684
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	200	200,554
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	5	5,054
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	26,060
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	64	65,062
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(d)	344	353,183
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	65	67,196
3.65%, 04/15/29 (Call 01/15/29)	190	197,133
3.65%, 08/01/48 (Call 02/01/48)	115	110,711
3.95%, 08/01/47 (Call 02/01/47)	50	50,610
4.25%, 05/01/46 (Call 11/01/45)	175	185,082
4.40%, 10/15/44 (Call 04/15/44)	100	107,720
5.75%, 11/01/35	25	30,443
6.75%, 12/30/31	125	164,457
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	150	153,454
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	45	53,786
Narragansett Electric Co. (The), 3.92%, 08/01/28 (Call 05/01/28)(b)	50	51,811

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Grid USA
5.80%, 04/01/35	$50	$56,496
8.00%, 11/15/30	10	13,238
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	200	206,282
Series R, 6.75%, 07/01/37	150	198,240
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(b)	250	239,372
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	15	14,914
2.90%, 04/01/22	50	50,121
3.15%, 04/01/24 (Call 03/01/24)	200	200,752
3.25%, 04/01/26 (Call 02/01/26)	100	99,964
3.50%, 04/01/29 (Call 01/01/29)	115	115,005
3.55%, 05/01/27 (Call 02/01/27)	375	379,601
3.63%, 06/15/23 (Call 02/15/23)	75	76,592
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(b)	50	50,163
4.50%, 09/15/27 (Call 06/15/27)(b)	75	73,913
Niagara Mohawk Power Corp., 4.28%, 10/01/34 (Call 04/01/34)(b)	100	105,256
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	25	24,602
3.40%, 08/15/42 (Call 02/15/42)	200	187,410
4.13%, 05/15/44 (Call 11/15/43)	50	51,911
5.35%, 11/01/39	10	11,895
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	175	176,809
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	50	52,901
6.25%, 05/01/24 (Call 05/01/19)	125	129,045
6.63%, 01/15/27 (Call 07/15/21)	225	240,268
7.25%, 05/15/26 (Call 05/15/21)	150	163,765
NTPC Ltd., 4.38%, 11/26/24(d)	200	205,726
NV Energy Inc., 6.25%, 11/15/20	5	5,258
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	100	95,164
5.38%, 11/01/40	25	28,338
Ohio Edison Co., 6.88%, 07/15/36	75	96,941
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (Call 02/15/28)	150	153,682
4.15%, 04/01/47 (Call 10/01/46)	75	74,753
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	200	183,064
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)	40	41,530
3.75%, 04/01/45 (Call 10/01/44)	50	49,485
3.80%, 09/30/47 (Call 03/30/47)	85	84,701
4.10%, 11/15/48 (Call 05/15/48)	50	52,628
4.55%, 12/01/41 (Call 06/01/41)	25	27,496
5.30%, 06/01/42 (Call 12/01/41)	200	239,290
7.00%, 05/01/32	40	53,814
PacifiCorp
3.50%, 06/15/29 (Call 03/15/29)	160	163,422
4.10%, 02/01/42 (Call 08/01/41)	25	25,521
4.15%, 02/15/50 (Call 08/15/49)	50	51,826
5.75%, 04/01/37	45	55,738
6.00%, 01/15/39	50	63,037
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(d)	400	338,528
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	250	249,377
5.95%, 10/01/36	25	31,166

Security	Par (000)	Value

Electric (continued)
Perusahaan Listrik Negara PT
4.13%, 05/15/27(d)	$600	$590,478
5.25%, 05/15/47(d)	200	197,924
5.50%, 11/22/21(d)	200	210,314
Pinnacle West Capital Corp., 2.25%, 11/30/20	52	51,447
PNM Resources Inc., 3.25%, 03/09/21	100	100,138
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	200	206,262
6.50%, 11/15/37	100	130,934
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	108	104,223
3.40%, 06/01/23 (Call 03/01/23)	25	25,176
3.95%, 03/15/24 (Call 12/15/23)	130	133,409
4.70%, 06/01/43 (Call 12/01/42)	25	25,853
5.00%, 03/15/44 (Call 09/15/43)	75	80,341
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	50,301
3.95%, 06/01/47 (Call 12/01/46)	250	252,955
4.15%, 10/01/45 (Call 04/01/45)	25	25,782
4.15%, 06/15/48 (Call 12/15/47)	100	103,734
6.25%, 05/15/39	50	64,511
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 05/01/21 (Call 02/01/21)(b)	125	128,880
Progress Energy Inc.
6.00%, 12/01/39	100	121,275
7.75%, 03/01/31	175	238,866
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	10	9,997
3.85%, 06/01/23 (Call 05/01/23)	150	153,987
8.63%, 04/15/31	120	161,815
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	98,474
3.55%, 06/15/46 (Call 12/15/45)	100	92,087
3.60%, 09/15/42 (Call 03/15/42)	50	48,035
3.70%, 06/15/28 (Call 12/15/27)	100	103,924
3.80%, 06/15/47 (Call 12/15/46)	110	108,869
4.05%, 09/15/49 (Call 03/15/49)	25	25,853
4.10%, 06/15/48 (Call 12/15/47)	75	78,184
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	59,297
2.25%, 09/15/26 (Call 06/15/26)	100	93,919
3.00%, 05/15/27 (Call 02/15/27)	15	14,876
3.25%, 09/01/23 (Call 08/01/23)	50	51,079
3.60%, 12/01/47 (Call 06/01/47)	60	57,661
3.70%, 05/01/28 (Call 02/01/28)	150	155,359
3.95%, 05/01/42 (Call 11/01/41)	40	40,439
4.15%, 11/01/45 (Call 05/01/45)	50	50,418
Series K, 4.05%, 05/01/45 (Call 11/01/44)	50	49,824
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	316	313,099
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	215	214,531
5.63%, 07/15/22 (Call 04/15/22)	30	31,983
6.50%, 12/15/20	15	15,799
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	80	83,841
4.43%, 11/15/41 (Call 05/15/41)	25	25,874
5.76%, 10/01/39	81	100,174

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	$200	$188,536
3.00%, 08/15/21	100	100,352
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	51	47,737
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(d)	400	410,744
5.50%, 04/08/44(d)	400	433,948
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	400	424,916
SCANA Corp., 4.75%, 05/15/21 (Call 02/15/21)	44	44,870
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	25	24,775
2.90%, 02/01/23 (Call 01/01/23)	60	59,496
3.25%, 06/15/27 (Call 03/15/27)	125	120,649
3.40%, 02/01/28 (Call 10/01/27)	110	106,733
3.55%, 06/15/24 (Call 03/15/24)	65	65,824
3.75%, 11/15/25 (Call 08/15/25)	100	100,410
3.80%, 02/01/38 (Call 08/01/37)	40	36,886
4.00%, 02/01/48 (Call 08/01/47)	60	55,184
6.00%, 10/15/39	345	408,087
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	25	23,957
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	26,031
4.60%, 06/15/43 (Call 12/15/42)	25	27,055
5.45%, 02/01/41 (Call 08/01/40)	100	118,346
6.05%, 01/15/38	50	61,929
Southern California Edison Co.
1.85%, 02/01/22	2	2,076
3.88%, 06/01/21 (Call 03/01/21)	135	136,659
4.00%, 04/01/47 (Call 10/01/46)	75	69,836
4.05%, 03/15/42 (Call 09/15/41)	50	46,676
4.65%, 10/01/43 (Call 04/01/43)	255	257,486
5.50%, 03/15/40	125	139,094
6.00%, 01/15/34	42	49,363
6.65%, 04/01/29	50	57,144
Series 05-E, 5.35%, 07/15/35	95	102,929
Series 06-E, 5.55%, 01/15/37	125	137,976
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	25	23,078
Series A, 4.20%, 03/01/29 (Call 12/01/28)	65	66,959
Series B, 3.65%, 03/01/28 (Call 12/01/27)	125	124,195
Series B, 4.88%, 03/01/49 (Call 09/01/48)	105	111,748
Series C, 3.60%, 02/01/45 (Call 08/01/44)	50	43,810
Series C, 4.13%, 03/01/48 (Call 09/01/47)	50	47,366
Series E, 3.70%, 08/01/25 (Call 06/01/25)	25	25,351
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	633	627,012
2.75%, 06/15/20 (Call 05/15/20)	50	49,966
2.95%, 07/01/23 (Call 05/01/23)	221	220,580
3.25%, 07/01/26 (Call 04/01/26)	500	493,080
4.25%, 07/01/36 (Call 01/01/36)	165	164,102
4.40%, 07/01/46 (Call 01/01/46)	270	271,544
Series B, 5.50%, 03/15/57 (Call 03/15/22)(f)	50	50,856
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	35	36,426
5.15%, 09/15/41	285	299,934
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	60	59,734
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	25	23,489
Series K, 2.75%, 10/01/26 (Call 07/01/26)	619	589,009
Series L, 3.85%, 02/01/48 (Call 08/01/47)	140	130,417
Series M, 4.10%, 09/15/28 (Call 06/15/28)	100	104,646

Security	Par (000)	Value

Electric (continued)
Southwestern Public Service Co., 3.70%, 08/15/47 (Call 02/15/47)	$280	$266,921
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	202,338
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(d)	200	198,652
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	400	400,256
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(d)	400	417,100
4.85%, 05/07/44(d)	200	224,790
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26(d)	200	192,190
3.50%, 05/04/27(d)	850	847,356
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	200	215,754
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	125	109,681
9.50%, 07/15/22 (Call 07/15/20)(b)	70	76,260
10.50%, 01/15/26 (Call 01/15/22)(b)	75	78,188
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	48,820
4.30%, 06/15/48 (Call 12/15/47)	75	74,998
4.35%, 05/15/44 (Call 11/15/43)	35	35,209
6.55%, 05/15/36	90	111,348
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(b)	50	49,951
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(d)	200	195,120
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)	400	429,392
Toledo Edison Co. (The), 6.15%, 05/15/37	140	173,977
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	25,252
6.50%, 03/15/40	111	111,261
Tri-State Generation & Transmission Association Inc., 4.25%, 06/01/46 (Call 12/01/45)	100	98,582
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	50	54,603
Union Electric Co.
3.50%, 03/15/29 (Call 12/15/28)	175	178,719
3.90%, 09/15/42 (Call 03/15/42)	120	120,602
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	15	14,858
4.45%, 02/15/44 (Call 08/15/43)	210	223,738
4.60%, 12/01/48 (Call 06/01/48)	75	82,637
6.35%, 11/30/37	140	179,959
8.88%, 11/15/38	85	133,468
Series A, 3.10%, 05/15/25 (Call 02/15/25)	50	50,035
Series A, 3.15%, 01/15/26 (Call 10/15/25)	150	149,938
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	181,881
Series A, 6.00%, 05/15/37	51	63,006
Series B, 3.80%, 09/15/47 (Call 03/15/47)	50	48,304
Series B, 4.20%, 05/15/45 (Call 11/15/44)	80	81,720
Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	44,927
Series C, 4.00%, 11/15/46 (Call 05/15/46)	25	24,913
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/19)	107	109,220
7.63%, 11/01/24 (Call 11/01/19)	123	129,765
8.13%, 01/30/26 (Call 07/30/20)(b)	50	54,455
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/01/21)(b)	100	103,013
5.63%, 02/15/27 (Call 02/15/22)(b)	350	359,702

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	$3	$2,991
3.10%, 03/08/22	50	50,364
3.55%, 06/15/25 (Call 03/15/25)	100	102,177
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	35	34,735
3.25%, 12/01/25 (Call 09/01/25)	50	50,082
4.25%, 12/01/45 (Call 06/01/45)	120	123,724
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	41,100
4.30%, 10/15/48 (Call 04/15/48)	50	52,855
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	120	118,492
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	260	258,170
3.30%, 06/01/25 (Call 12/01/24)	175	176,218
3.35%, 12/01/26 (Call 06/01/26)	100	100,145
4.00%, 06/15/28 (Call 12/15/27)	150	156,516
4.70%, 05/15/20 (Call 11/15/19)	200	201,894

		70,052,121

Electrical Components & Equipment — 0.0%
Artesyn Embedded Technologies Inc., 9.75%, 10/15/20 (Call 10/15/19)(b)	32	30,649
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	25	25,036
3.15%, 06/01/25 (Call 03/01/25)	100	101,266
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(b)	50	50,597
6.38%, 07/15/26 (Call 07/15/21)(b)	110	113,612
7.75%, 01/15/27 (Call 01/15/22)(b)	70	75,747
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	95	92,830
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/19)	50	50,577
5.38%, 06/15/24 (Call 06/15/19)	50	51,408

		591,722

Electronics — 0.2%
ADT Security Corp. (The)
3.50%, 07/15/22	150	145,611
4.13%, 06/15/23	125	122,181
4.88%, 07/15/32(b)	100	83,056
6.25%, 10/15/21	25	26,272
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	175	176,267
3.88%, 07/15/23 (Call 04/15/23)	10	10,321
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	50	48,701
3.55%, 10/01/27 (Call 07/01/27)	50	47,370
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	25,173
3.20%, 04/01/24 (Call 02/01/24)	200	201,810
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	664	650,713
3.88%, 01/12/28 (Call 10/12/27)	100	97,633
4.00%, 04/01/25 (Call 01/01/25)	10	9,983
4.50%, 03/01/23 (Call 12/01/22)	150	155,892
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	35	35,361
4.63%, 04/15/26 (Call 01/15/26)	25	25,442
4.88%, 12/01/22	175	184,021

Security	Par (000)	Value

Electronics (continued)
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	$50	$51,627
5.00%, 02/15/23	153	159,071
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	120	116,737
4.30%, 06/15/46 (Call 12/15/45)	115	111,714
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	960	945,216
2.50%, 11/01/26 (Call 08/01/26)	280	271,611
3.81%, 11/21/47 (Call 05/21/47)	150	149,881
4.25%, 03/01/21	200	206,296
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	75	74,860
5.45%, 12/15/24 (Call 09/15/24)	126	125,129
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	75	74,452
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	125	119,309
4.70%, 09/15/22	50	51,580
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	150	155,625
LG Display Co. Ltd., 3.88%, 11/15/21(d)	500	511,630
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	55	57,280
Sensata Technologies BV
4.88%, 10/15/23(b)	75	78,177
5.00%, 10/01/25(b)	100	102,572
5.63%, 11/01/24(b)	100	106,422
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	35	35,170
4.95%, 02/15/27 (Call 11/16/26)	110	111,432
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	300	308,070
4.75%, 12/01/24 (Call 09/01/24)	100	103,078
4.90%, 06/15/28 (Call 03/15/28)	50	51,859
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(b)	40	39,700
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	25	25,365
7.13%, 10/01/37	150	197,575

		6,387,245

Energy — Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 11/01/19)	50	52,125
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(b)	65	66,931
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	65	64,234
5.00%, 01/31/28 (Call 07/31/27)(b)	105	103,645
6.63%, 06/15/25 (Call 06/15/20)(b)(i)	85	88,888

		375,823

Engineering & Construction — 0.1%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	125	125,445
5.88%, 10/15/24 (Call 07/15/24)	75	79,804
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	50	50,906
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(d)	200	213,818
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(b)	150	141,001
China Railway Xunjie Co. Ltd., 2.88%, 07/25/22(d)	200	197,472

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 3.63%, 07/19/21(d)	$250	$243,867
CSCEC Finance Cayman II Ltd., 2.70%, 06/14/21(d)	200	197,894
Dianjian International Finance Ltd., 4.60%, (Call 03/13/23)(d)(f)(g)	200	201,646
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	350	352,891
4.25%, 09/15/28 (Call 06/15/28)	250	253,580
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(b)	35	36,750
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	50	52,816
Heathrow Funding Ltd., 4.88%, 07/15/23(b)	100	103,008
Hongkong International Qingdao Co. Ltd., 3.75%, 12/04/20(d)	200	195,024
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/20)	50	50,741
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(d)	200	187,534
5.50%, 10/31/46(d)	200	186,988
5.50%, 07/31/47 (Call 01/31/47)(d)	200	186,964
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 03/15/21)(b)	40	40,496
10.13%, 04/01/22 (Call 04/01/20)(b)	25	25,582
Odebrecht Finance Ltd., 4.38%, 04/25/25(c)(d)	250	40,713
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	350	359,044
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(b)	50	50,074
Weekley Homes LLC/Weekley Finance Corp.
6.00%, 02/01/23 (Call 02/01/20)	25	24,523
6.63%, 08/15/25 (Call 08/15/20)	50	49,551

		3,648,132

Entertainment — 0.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	75	72,276
5.88%, 11/15/26 (Call 11/15/21)	60	55,994
6.13%, 05/15/27 (Call 05/15/22)	75	69,970
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(b)	50	54,061
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(b)	235	229,675
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	51,316
5.38%, 04/15/27 (Call 04/15/22)	50	51,000
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	50	48,971
5.50%, 04/01/27 (Call 04/01/22)(b)	90	92,490
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/19)	175	176,781
5.13%, 12/15/22 (Call 12/15/19)	100	101,417
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(b)	200	207,964
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	90	93,064
6.00%, 09/15/26 (Call 09/15/21)	75	78,024
7.00%, 08/01/23 (Call 08/01/19)	50	52,270
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (Call 06/15/19)(b)	50	52,989
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(b)	100	103,563
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/20)(b)	25	26,209

Security	Par (000)	Value

Entertainment (continued)
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(b)	$50	$50,106
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(b)	200	209,532
6.25%, 01/15/27 (Call 07/15/26)(b)(c)	200	209,972
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(b)	35	37,574
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(b)	64	65,425
6.38%, 02/01/24 (Call 02/01/21)(b)	60	62,732
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)(b)	75	76,567
5.63%, 03/15/26 (Call 03/15/21)(b)	25	26,063
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/19)(b)	50	48,517
National CineMedia LLC, 5.75%, 08/15/26 (Call 08/15/21)	50	48,623
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	75	74,073
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(b)	50	50,700
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	155	154,346
6.63%, 05/15/21 (Call 05/15/19)	25	25,313
8.25%, 03/15/26 (Call 03/15/22)(b)	150	155,139
10.00%, 12/01/22 (Call 12/01/19)	136	143,460
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	110	110,537
5.50%, 04/15/27 (Call 04/15/22)(b)	50	51,023
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	125	131,032
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)(b)	25	25,459
5.00%, 08/01/23 (Call 08/01/19)(b)	25	25,491

		3,399,718

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/15/19)(b)	70	73,753
Clean Harbors Inc., 5.13%, 06/01/21 (Call 05/31/19)	50	50,051
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/20)	50	51,447
5.88%, 07/01/25 (Call 07/01/20)	50	51,255
6.00%, 01/01/27 (Call 01/01/22)	85	86,899
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(b)	110	106,962
5.63%, 05/01/22 (Call 05/01/19)(b)	40	39,774
7.00%, 06/01/26 (Call 06/01/21)(b)	75	72,802
8.50%, 05/01/27 (Call 05/01/22)(b)	56	58,302
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	73,303
3.20%, 03/15/25 (Call 12/15/24)	225	226,559
3.38%, 11/15/27 (Call 08/15/27)	100	100,310
3.55%, 06/01/22 (Call 03/01/22)	50	51,030
3.95%, 05/15/28 (Call 02/15/28)	140	146,388
4.75%, 05/15/23 (Call 02/15/23)	30	31,915
5.25%, 11/15/21	50	52,959
5.70%, 05/15/41 (Call 11/15/40)	25	30,065
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 12/01/19)(b)	30	30,332
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	50	49,839
4.25%, 12/01/28 (Call 09/01/28)	200	211,266

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	$25	$25,085
3.15%, 11/15/27 (Call 08/15/27)	25	24,854
4.10%, 03/01/45 (Call 09/01/44)	155	157,709
4.60%, 03/01/21 (Call 12/01/20)	200	205,994
4.75%, 06/30/20	140	143,290
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(b)	55	54,858

		2,207,001

Food — 0.6%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	100	99,311
6.63%, 06/15/24 (Call 06/15/19)	115	118,498
7.50%, 03/15/26 (Call 03/15/22)(b)	10	10,650
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/19)	50	50,017
5.25%, 04/01/25 (Call 04/01/20)	150	147,803
BRF SA, 4.75%, 05/22/24(d)	200	192,974
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/19)(b)	50	50,020
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	97,945
3.65%, 03/15/23 (Call 02/15/23)	100	101,312
3.95%, 03/15/25 (Call 01/15/25)	50	50,787
4.15%, 03/15/28 (Call 12/15/27)	165	165,574
4.80%, 03/15/48 (Call 09/15/47)(c)	250	237,740
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(d)	400	382,264
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(b)	70	63,765
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	325	327,187
4.30%, 05/01/24 (Call 04/01/24)	100	103,964
4.60%, 11/01/25 (Call 09/01/25)	25	26,405
4.85%, 11/01/28 (Call 08/01/28)	30	31,875
5.40%, 11/01/48 (Call 05/01/48)	200	208,208
7.00%, 10/01/28	25	29,916
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	250	240,197
Dean Foods Co., 6.50%, 03/15/23 (Call 03/15/20)(b)	125	65,688
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(b)	50	46,620
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/19)(b)	100	76,730
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	150	148,390
3.15%, 12/15/21 (Call 09/15/21)	50	50,396
3.20%, 02/10/27 (Call 11/10/26)	100	97,839
3.65%, 02/15/24 (Call 11/15/23)	100	102,035
4.00%, 04/17/25 (Call 02/17/25)	50	52,005
4.15%, 02/15/43 (Call 08/15/42)	250	233,650
4.55%, 04/17/38 (Call 10/17/37)	230	231,845
4.70%, 04/17/48 (Call 10/17/47)	125	127,485
Grupo Bimbo SAB de CV
3.88%, 06/27/24(d)	200	203,218
5.95%, (Call 04/17/23)(d)(f)(g)	200	207,066
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	385	366,797
3.20%, 08/21/25 (Call 05/21/25)	10	10,187
4.13%, 12/01/20	150	153,679
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/19)	75	76,273
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	150	143,610

Security	Par (000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	$200	$205,136
5.88%, 07/15/24 (Call 07/15/19)(b)	90	92,371
6.75%, 02/15/28 (Call 02/15/23)(b)	300	316,392
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(b)	115	121,853
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	200	195,834
3.50%, 03/15/25	230	230,738
4.25%, 03/15/35	50	48,503
Kellogg Co.
2.65%, 12/01/23	200	195,804
3.25%, 05/14/21	40	40,391
3.40%, 11/15/27 (Call 08/15/27)	125	121,744
4.00%, 12/15/20	415	423,234
4.30%, 05/15/28 (Call 02/15/28)	100	104,209
4.50%, 04/01/46	75	71,742
Series B, 7.45%, 04/01/31	131	168,906
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	15	16,665
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	275	274,607
3.00%, 06/01/26 (Call 03/01/26)	475	447,830
3.38%, 06/15/21	150	151,197
3.50%, 06/06/22	350	354,329
3.50%, 07/15/22 (Call 05/15/22)	100	101,108
3.95%, 07/15/25 (Call 04/15/25)	250	252,285
4.00%, 06/15/23 (Call 05/15/23)	150	154,093
4.38%, 06/01/46 (Call 12/01/45)	450	399,078
4.63%, 01/30/29 (Call 10/30/28)	150	155,392
4.88%, 02/15/25 (Call 02/15/20)(b)	185	190,341
5.00%, 07/15/35 (Call 01/15/35)	50	49,682
5.00%, 06/04/42	530	512,796
5.20%, 07/15/45 (Call 01/15/45)	260	256,789
6.88%, 01/26/39	75	86,533
7.13%, 08/01/39(b)	185	216,901
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	115	114,534
2.65%, 10/15/26 (Call 07/15/26)	175	162,563
3.30%, 01/15/21 (Call 12/15/20)	18	18,122
3.70%, 08/01/27 (Call 05/01/27)	45	44,590
3.85%, 08/01/23 (Call 05/01/23)	100	102,847
4.45%, 02/01/47 (Call 08/01/46)	120	110,294
4.50%, 01/15/29 (Call 10/15/28)	250	260,262
4.65%, 01/15/48 (Call 07/15/47)(c)	145	137,330
5.15%, 08/01/43 (Call 02/01/43)	225	224,165
5.40%, 07/15/40 (Call 01/15/40)	195	199,974
5.40%, 01/15/49 (Call 07/15/48)	250	261,417
6.90%, 04/15/38	30	35,933
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	100	101,489
4.88%, 11/01/26 (Call 11/01/21)(b)	100	101,634
MARB BondCo PLC, 6.88%, 01/19/25 (Call 01/19/21)(d)	200	199,546
Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., 8.50%, 06/01/26 (Call 06/01/21)(b)	50	44,874
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	14	13,914
3.15%, 08/15/24 (Call 06/15/24)	100	99,886
3.40%, 08/15/27 (Call 05/15/27)	250	246,602
4.20%, 08/15/47 (Call 02/15/47)	100	95,701

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(d)	$200	$197,276
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(b)	200	195,390
Mondelez International Inc.
3.00%, 05/07/20	50	50,097
3.63%, 05/07/23 (Call 04/07/23)	50	51,115
3.63%, 02/13/26 (Call 12/13/25)	75	76,037
4.13%, 05/07/28 (Call 02/07/28)	80	83,298
4.63%, 05/07/48 (Call 11/07/47)	65	66,022
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	200	202,258
3.35%, 09/24/23 (Call 08/24/23)(b)	250	256,220
3.63%, 09/24/28 (Call 06/24/28)(b)	50	52,019
3.90%, 09/24/38 (Call 03/24/38)(b)	150	154,863
4.00%, 09/24/48 (Call 03/24/48)(b)	325	337,782
New Albertsons LP
7.45%, 08/01/29	100	93,578
7.75%, 06/15/26	25	23,755
8.00%, 05/01/31	75	70,997
8.70%, 05/01/30	25	24,762
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	125	127,751
5.88%, 09/30/27 (Call 09/30/22)(b)	135	139,469
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(b)	250	248,917
5.50%, 03/01/25 (Call 03/01/20)(b)	160	163,699
5.63%, 01/15/28 (Call 12/01/22)(b)	125	126,313
5.75%, 03/01/27 (Call 03/01/22)(b)	175	179,459
Safeway Inc., 7.25%, 02/01/31	100	95,107
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(b)	55	50,536
7.75%, 01/15/24 (Call 01/15/21)(b)	50	53,416
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(b)	170	164,728
5.20%, 04/01/29 (Call 01/01/29)(b)	50	51,129
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	50	49,727
2.60%, 10/01/20 (Call 09/01/20)	120	119,804
2.60%, 06/12/22	25	24,824
3.25%, 07/15/27 (Call 04/15/27)	50	49,345
3.30%, 07/15/26 (Call 04/15/26)	200	198,520
3.55%, 03/15/25 (Call 01/15/25)	75	76,863
3.75%, 10/01/25 (Call 07/01/25)	50	51,558
4.45%, 03/15/48 (Call 09/15/47)	115	116,733
4.50%, 04/01/46 (Call 10/01/45)	125	127,010
5.38%, 09/21/35	75	84,552
Tesco PLC, 6.15%, 11/15/37(b)	200	217,260
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/20)	25	25,267
6.00%, 02/15/24 (Call 02/15/20)(b)	350	364,763
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	190	188,231
3.90%, 09/28/23 (Call 08/28/23)	100	103,090
3.95%, 08/15/24 (Call 05/15/24)	200	206,400
4.35%, 03/01/29 (Call 12/01/28)	30	31,301
4.50%, 06/15/22 (Call 03/15/22)	175	182,707
4.88%, 08/15/34 (Call 02/15/34)	200	211,822
5.10%, 09/28/48 (Call 03/28/48)	135	140,755
5.15%, 08/15/44 (Call 02/15/44)	50	51,852

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc., 5.88%, 06/15/24 (Call 06/15/19)(b)	$50	$51,464

		19,671,926

Food Service — 0.0%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	50	50,745
5.00%, 04/01/25 (Call 04/01/20)(b)	100	103,101
5.00%, 02/01/28 (Call 02/01/23)(b)	150	152,844
5.13%, 01/15/24 (Call 01/15/20)	75	77,504

		384,194

Forest Products & Paper — 0.1%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/19)(b)	150	151,500
5.75%, 07/15/23 (Call 07/15/19)(b)	51	51,633
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	200	196,584
5.50%, 11/02/47 (Call 05/02/47)	50	50,402
Clearwater Paper Corp., 5.38%, 02/01/25(b)	75	68,960
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	5	4,952
5.50%, 01/17/27	95	100,170
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)(b)	200	206,064
8.00%, 01/15/24	25	30,470
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	191,800
3.65%, 06/15/24 (Call 03/15/24)	100	102,541
3.80%, 01/15/26 (Call 10/15/25)	125	127,640
4.35%, 08/15/48 (Call 02/15/48)	150	138,182
4.40%, 08/15/47 (Call 02/15/47)	225	208,604
4.80%, 06/15/44 (Call 12/15/43)	100	98,756
5.00%, 09/15/35 (Call 03/15/35)	75	77,873
5.15%, 05/15/46 (Call 11/15/45)	80	81,162
7.30%, 11/15/39	100	124,987
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(d)	200	204,272
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	50	49,518
6.50%, 02/01/24 (Call 02/01/20)	85	87,672
7.38%, 01/15/25 (Call 01/15/21)(b)	50	52,977
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/15/19)	75	75,767
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	125	143,710
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(d)	400	445,528

		3,071,724

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	75	76,983
5.63%, 05/20/24 (Call 03/20/24)	300	313,335
5.75%, 05/20/27 (Call 02/20/27)	75	77,604
5.88%, 08/20/26 (Call 05/20/26)	75	78,340
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	25	24,665
4.13%, 10/15/44 (Call 04/15/44)	50	51,321
4.13%, 03/15/49 (Call 09/15/48)	150	154,267
4.15%, 01/15/43 (Call 07/15/42)	75	76,891
4.30%, 10/01/48 (Call 04/01/48)	30	31,649
5.50%, 06/15/41 (Call 12/15/40)	15	18,053

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Boston Gas Co.
3.15%, 08/01/27 (Call 05/01/27)(b)	$25	$24,530
4.49%, 02/15/42(b)	100	104,533
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(b)	250	259,037
4.49%, 03/04/49 (Call 09/04/48)(b)	350	373,072
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	165	167,785
4.00%, 04/01/28 (Call 01/01/28)	150	154,038
4.10%, 09/01/47 (Call 03/01/47)	75	72,080
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,993
4.60%, 12/15/44 (Call 06/15/44)	85	88,211
4.80%, 11/01/43 (Call 05/01/43)	100	106,035
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	75	71,942
Korea Gas Corp.
3.50%, 07/21/25(d)	400	408,288
3.88%, 02/12/24(d)	400	414,008
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/19)(b)	200	194,516
Nakilat Inc., 6.07%, 12/31/33(b)	200	226,000
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	50,398
3.95%, 09/15/27 (Call 06/15/27)	90	87,131
4.75%, 09/01/28 (Call 06/01/28)	90	91,823
5.20%, 07/15/25 (Call 04/15/25)	50	52,771
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	50	49,639
7.50%, 11/01/23 (Call 11/01/19)	75	78,049
7.50%, 04/15/26 (Call 04/15/22)(b)	70	72,337
NiSource Inc.
3.65%, 06/15/23 (Call 05/15/23)	30	30,520
3.49%, 05/15/27 (Call 02/15/27)	195	194,801
3.95%, 03/30/48 (Call 12/30/47)	78	74,290
4.38%, 05/15/47 (Call 11/15/46)	26	26,567
4.80%, 02/15/44 (Call 08/15/43)	275	290,612
5.25%, 02/15/43 (Call 08/15/42)	15	16,688
5.65%, 02/01/45 (Call 08/01/44)	205	241,203
5.95%, 06/15/41 (Call 12/15/40)	25	29,564
ONE Gas Inc., 4.50%, 11/01/48 (Call 05/01/48)	200	217,456
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(d)	400	420,764
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	10	9,995
3.20%, 06/15/25 (Call 03/15/25)	100	100,032
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	455	434,507
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	125	127,987
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	25	24,292
3.50%, 09/15/21 (Call 06/15/21)	25	25,280
5.88%, 03/15/41 (Call 09/15/40)	50	58,916
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/19)(b)	50	50,485
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	200	202,504
3.80%, 09/29/46 (Call 03/29/46)	50	46,557

		6,697,344

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/20)(b)(c)	75	73,653

Security	Par (000)	Value

Hand & Machine Tools (continued)
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(b)	$30	$31,171
6.38%, 02/15/26 (Call 02/15/22)(b)	15	15,900
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	150	152,568
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	50	51,385
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	275	278,523
4.25%, 11/15/28 (Call 08/15/28)	100	107,197
4.85%, 11/15/48 (Call 05/15/48)	150	166,510

		876,907

Health Care — Products — 0.4%
Abbott Laboratories
2.90%, 11/30/21 (Call 10/30/21)	275	276,314
2.95%, 03/15/25 (Call 12/15/24)	50	49,932
3.40%, 11/30/23 (Call 09/30/23)	175	178,960
3.75%, 11/30/26 (Call 08/30/26)	276	287,076
3.88%, 09/15/25 (Call 06/15/25)	150	157,140
4.75%, 11/30/36 (Call 05/30/36)	291	325,143
4.75%, 04/15/43 (Call 10/15/42)	100	109,231
4.90%, 11/30/46 (Call 05/30/46)	400	457,956
5.30%, 05/27/40	110	127,404
6.00%, 04/01/39	75	92,554
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(b)	235	245,596
9.00%, 10/01/25 (Call 10/01/20)(b)	225	244,701
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	91,246
3.50%, 08/15/46 (Call 02/15/46)	85	74,253
Becton Dickinson and Co.
2.40%, 06/05/20	23	22,871
2.89%, 06/06/22 (Call 05/06/22)	60	59,817
3.13%, 11/08/21	331	332,294
3.25%, 11/12/20	40	40,183
3.36%, 06/06/24 (Call 04/06/24)	50	50,121
3.70%, 06/06/27 (Call 03/06/27)	505	502,818
3.73%, 12/15/24 (Call 09/15/24)	100	101,491
4.67%, 06/06/47 (Call 12/06/46)	284	292,636
4.69%, 12/15/44 (Call 06/15/44)	200	204,824
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	85	86,587
3.75%, 03/01/26 (Call 01/01/26)	175	178,857
3.85%, 05/15/25	203	209,531
4.00%, 03/01/28 (Call 12/01/27)	150	154,275
4.00%, 03/01/29 (Call 12/01/28)	65	67,014
4.55%, 03/01/39 (Call 09/01/38)	315	327,080
4.70%, 03/01/49 (Call 09/01/48)	95	99,791
7.00%, 11/15/35	50	63,985
7.38%, 01/15/40	75	102,229
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	100	100,578
3.20%, 06/15/22 (Call 03/15/22)	100	101,679
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	50	50,790
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	170	177,553
Fresenius U.S. Finance II Inc., 4.25%, 02/01/21(b)	25	25,483
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)(b)	75	76,312
5.75%, 09/01/23 (Call 09/01/19)(b)	25	25,936

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Products (continued)
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(b)	$100	$99,204
4.63%, 02/01/28 (Call 02/01/23)(b)	50	49,309
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/19)(b)	50	51,000
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/20)(b)	22	22,506
12.50%, 11/01/21 (Call 05/01/19)(b)	100	108,252
Koninklijke Philips NV, 5.00%, 03/15/42	250	275,715
Mallinckrodt International Finance SA, 4.75%, 04/15/23(c)	50	36,402
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(b)	75	53,942
5.63%, 10/15/23 (Call 10/15/19)(b)(c)	125	98,484
5.75%, 08/01/22 (Call 08/01/19)(b)(c)	150	139,612
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	50	50,777
Medtronic Inc.
3.15%, 03/15/22	260	263,778
3.50%, 03/15/25	1,355	1,396,097
3.63%, 03/15/24 (Call 12/15/23)	75	77,635
4.38%, 03/15/35	635	683,431
4.63%, 03/15/45	435	487,509
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/15/19)(b)	150	146,736
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 05/15/19)(b)	100	101,047
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	100	99,753
3.38%, 05/15/24 (Call 02/15/24)	175	178,601
3.38%, 11/01/25 (Call 08/01/25)	85	86,413
3.65%, 03/07/28 (Call 12/07/27)	25	25,504
4.63%, 03/15/46 (Call 09/15/45)	405	433,966
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	75	74,668
4.88%, 06/01/26 (Call 06/01/21)	50	51,132
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	205	199,024
3.00%, 04/15/23 (Call 02/15/23)	355	355,469
3.15%, 01/15/23 (Call 10/15/22)	100	100,695
3.20%, 08/15/27 (Call 05/15/27)	250	244,527
3.30%, 02/15/22	20	20,254
3.65%, 12/15/25 (Call 09/09/25)	35	35,788
4.15%, 02/01/24 (Call 11/01/23)	100	104,812
4.50%, 03/01/21	120	123,660
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	94	94,290
3.55%, 04/01/25 (Call 01/01/25)	225	224,134
3.70%, 03/19/23 (Call 02/19/23)	40	40,517
4.25%, 08/15/35 (Call 02/15/35)	12	10,972
4.45%, 08/15/45 (Call 07/15/45)	75	72,052
5.75%, 11/30/39	65	70,322

		12,960,230

Health Care — Services — 0.8%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 07/01/19)	40	40,344
5.63%, 02/15/23 (Call 02/15/20)	103	104,034
6.50%, 03/01/24 (Call 03/01/20)	25	25,814
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	200	197,448
2.80%, 06/15/23 (Call 04/15/23)	350	344,200
3.50%, 11/15/24 (Call 08/15/24)	275	275,313

Security	Par (000)	Value

Health Care — Services (continued)
3.88%, 08/15/47 (Call 02/15/47)	$164	$139,220
4.13%, 11/15/42 (Call 05/15/42)	100	89,084
4.50%, 05/15/42 (Call 11/15/41)	125	117,808
4.75%, 03/15/44 (Call 09/15/43)	140	136,779
6.63%, 06/15/36	90	107,028
6.75%, 12/15/37	75	89,396
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(b)	75	81,372
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/19)(b)(c)	25	22,998
Anthem Inc.
2.50%, 11/21/20	75	74,729
3.30%, 01/15/23	616	620,731
3.35%, 12/01/24 (Call 10/01/24)	100	100,617
3.50%, 08/15/24 (Call 05/15/24)	100	101,338
3.65%, 12/01/27 (Call 09/01/27)	238	235,908
3.70%, 08/15/21 (Call 05/15/21)	25	25,405
4.10%, 03/01/28 (Call 12/01/27)	75	76,701
4.35%, 08/15/20	10	10,188
4.38%, 12/01/47 (Call 06/01/47)	59	57,336
4.55%, 03/01/48 (Call 09/01/47)	175	174,554
4.63%, 05/15/42	210	211,745
4.65%, 01/15/43	150	151,200
4.65%, 08/15/44 (Call 02/15/44)	105	106,390
5.10%, 01/15/44	75	80,003
6.38%, 06/15/37	75	89,743
Ascension Health
3.95%, 11/15/46	250	253,587
4.85%, 11/15/53	25	29,000
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(b)	50	50,118
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	100	101,861
4.75%, 01/15/25 (Call 01/15/20)	145	146,978
5.38%, 06/01/26 (Call 06/01/21)(b)	275	286,478
5.63%, 02/15/21 (Call 02/15/20)	180	182,920
6.13%, 02/15/24 (Call 02/15/20)	125	130,921
Charles River Laboratories International Inc., 5.50%, 04/01/26 (Call 04/01/21)(b)	75	78,918
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/20)(c)	175	173,257
6.25%, 03/31/23 (Call 03/31/20)	415	404,044
6.88%, 02/01/22 (Call 02/01/20)(c)	275	180,095
8.00%, 03/15/26 (Call 03/15/22)(b)	200	194,598
8.13%, 06/30/24 (Call 06/30/21)(b)(c)	200	149,018
8.63%, 01/15/24 (Call 01/15/21)(b)	125	127,200
11.00%, 06/30/23 (Call 06/30/20)(b)(i)	250	204,130
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)	600	565,524
3.25%, 04/15/25 (Call 01/15/25)	355	351,759
3.88%, 10/15/47 (Call 04/15/47)	192	167,635
4.00%, 02/15/22 (Call 11/15/21)	25	25,633
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	25	25,308
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	205	200,877
5.13%, 07/15/24 (Call 07/15/19)	225	225,070
5.75%, 08/15/22 (Call 08/15/19)	125	127,032
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	70	71,476

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care – Services (continued)
Encompass Health Corp.
5.75%, 11/01/24 (Call 11/01/19)	$125	$126,875
5.75%, 09/15/25 (Call 09/15/20)	75	77,101
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(b)(c)	145	136,686
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(b)	55	55,556
Fresenius Medical Care U.S. Finance Inc., 5.75%, 02/15/21(b)	100	104,039
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(b)	50	47,343
HCA Healthcare Inc., 6.25%, 02/15/21	100	104,875
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	175	179,616
4.75%, 05/01/23	275	287,284
5.00%, 03/15/24	300	317,571
5.25%, 04/15/25	350	375,357
5.25%, 06/15/26 (Call 12/15/25)	200	213,852
5.38%, 02/01/25	411	432,475
5.38%, 09/01/26 (Call 03/01/26)	145	152,576
5.50%, 06/15/47 (Call 12/15/46)	175	185,439
5.63%, 09/01/28 (Call 03/01/28)	225	239,598
5.88%, 03/15/22	110	117,671
5.88%, 05/01/23	175	187,714
5.88%, 02/15/26 (Call 08/15/25)	250	269,325
5.88%, 02/01/29 (Call 08/01/28)	220	236,489
7.50%, 02/15/22	300	329,985
7.69%, 06/15/25	75	85,405
Humana Inc.
2.50%, 12/15/20	35	34,773
2.90%, 12/15/22 (Call 11/15/22)	55	54,603
3.85%, 10/01/24 (Call 07/01/24)	195	199,237
3.95%, 03/15/27 (Call 12/15/26)	120	120,410
4.63%, 12/01/42 (Call 06/01/42)	100	99,854
4.80%, 03/15/47 (Call 09/14/46)	50	51,481
4.95%, 10/01/44 (Call 04/01/44)	175	183,046
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	50	50,834
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	360	376,661
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	300	300,021
3.60%, 09/01/27 (Call 06/01/27)	125	124,779
3.75%, 08/23/22 (Call 05/23/22)	25	25,521
4.70%, 02/01/45 (Call 08/01/44)	145	141,442
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	175	170,403
Mayo Clinic, Series 2013, 4.00%, 11/15/47	25	24,874
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/19)(b)	90	91,523
6.25%, 01/15/27 (Call 01/15/22)(b)	200	204,026
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	100	104,810
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(b)	65	64,808
5.38%, 11/15/22 (Call 08/15/22)	100	104,443
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	23	21,870
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(b)	155	155,674

Security	Par (000)	Value
Health Care – Services (continued)
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	$150	$153,010
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	180	169,807
4.26%, 11/01/47 (Call 11/01/46)	15	14,920
Partners Healthcare System Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	30	28,489
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/19)(b)(e)	135	134,820
Providence St Joseph Health Obligated Group, Series I,
3.74%, 10/01/47	200	185,666
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	4,947
3.50%, 03/30/25 (Call 12/30/24)	75	75,465
4.20%, 06/30/29 (Call 03/30/29)	250	256,465
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/20)(c)	50	43,178
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(b)	100	106,480
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	200	209,288
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)(b)	325	317,632
3.00%, 11/10/25 (Call 08/10/25)(b)	150	150,604
3.25%, 09/17/23 (Call 08/17/23)(b)	400	408,552
3.63%, 09/17/28 (Call 06/17/28)(b)	200	209,004
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	75	74,565
Select Medical Corp., 6.38%, 06/01/21 (Call 06/01/19)	75	75,169
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	295	297,316
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	20	20,079
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)(b)(c)	50	46,238
10.00%, 04/15/27 (Call 04/15/22)(b)	55	56,509
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	29	29,870
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	36,255
Syneos Health Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., 7.50%, 10/01/24 (Call 10/01/19)(b)	30	31,487
Tenet Healthcare Corp.
4.38%, 10/01/21	100	101,246
4.50%, 04/01/21	100	101,359
4.63%, 07/15/24 (Call 07/15/20)	230	230,598
4.75%, 06/01/20	100	101,250
5.13%, 05/01/25 (Call 05/01/20)	175	176,528
6.00%, 10/01/20	250	258,437
6.25%, 02/01/27 (Call 02/01/22)(b)	160	166,774
6.75%, 06/15/23(c)	250	255,000
6.88%, 11/15/31	125	115,113
7.00%, 08/01/25 (Call 08/01/20)(c)	100	101,236
8.13%, 04/01/22	350	373,754
UnitedHealth Group Inc.
1.95%, 10/15/20	155	153,555
2.38%, 10/15/22	95	93,776
2.70%, 07/15/20	250	249,865
2.75%, 02/15/23 (Call 11/15/22)	115	114,801
2.88%, 12/15/21	310	312,616
2.88%, 03/15/22 (Call 12/15/21)	125	125,456
2.88%, 03/15/23	75	75,202

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care – Services (continued)
2.95%, 10/15/27	$86	$84,119
3.10%, 03/15/26	750	750,202
3.15%, 06/15/21	200	202,112
3.35%, 07/15/22	165	168,071
3.38%, 04/15/27	75	75,544
3.45%, 01/15/27	130	131,750
3.50%, 06/15/23	175	179,788
3.50%, 02/15/24	294	302,176
3.75%, 07/15/25	650	676,513
3.75%, 10/15/47 (Call 04/15/47)	128	121,789
3.85%, 06/15/28	260	270,392
3.95%, 10/15/42 (Call 04/15/42)	25	24,494
4.20%, 01/15/47 (Call 07/15/46)	44	44,814
4.25%, 03/15/43 (Call 09/15/42)	219	224,188
4.25%, 04/15/47 (Call 10/15/46)	362	371,962
4.25%, 06/15/48 (Call 12/15/47)	50	51,531
4.38%, 03/15/42 (Call 09/15/41)	75	78,097
4.45%, 12/15/48 (Call 06/15/48)	100	106,222
4.63%, 07/15/35	309	337,054
4.63%, 11/15/41 (Call 05/15/41)	50	53,773
4.75%, 07/15/45	219	241,062
5.80%, 03/15/36	50	61,053
5.95%, 02/15/41 (Call 08/15/40)	60	74,562
6.88%, 02/15/38	210	287,584
Universal Health Services Inc., 5.00%, 06/01/26 (Call 06/01/21)(b)	25	25,566
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	165	170,395
5.38%, 08/15/26 (Call 08/15/21)(b)	70	73,212
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(b)	90	87,293
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	34	37,205

		26,863,692
Holding Companies – Diversified — 0.2%
Apollo Investment Corp., 5.25%, 03/03/25	25	25,211
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	50	49,265
3.63%, 01/19/22 (Call 12/19/21)	215	214,720
4.25%, 03/01/25 (Call 01/01/25)	525	519,440
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	75	74,345
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	400	403,016
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(d)	250	257,952
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(b)	75	78,560
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	50	51,680
Huarong Finance II Co. Ltd.
3.63%, 11/22/21(d)	600	601,026
4.88%, 11/22/26(d)	200	205,808
5.50%, 01/16/25(d)	400	426,012
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	325	338,461
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	201,484
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(d)	200	190,984
MDC-GMTN BV
2.75%, 05/11/23(d)	200	196,646
3.00%, 04/19/24(d)	200	198,094

Security	Par (000)	Value
Holding Companies – Diversified (continued)
3.25%, 04/28/22(d)	$200	$200,326
4.50%, 11/07/28(d)	400	430,432
5.50%, 03/01/22(b)	200	212,832
Rongshi International Finance Ltd., 3.63%, 05/04/27(d)	400	396,812
State Elite Global Ltd., 2.75%, 06/13/22(d)	200	197,770
Stena AB, 7.00%, 02/01/24(b)(c)	200	192,078
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24(d)	600	590,190
4.50%, 10/09/23(d)	250	263,510
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	250	246,960

		6,763,614
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)(b)	35	32,759
9.88%, 04/01/27 (Call 04/01/22)(b)	40	41,658
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	50	45,162
6.75%, 03/15/25 (Call 03/15/20)	62	59,881
8.75%, 03/15/22 (Call 03/15/20)	110	114,990
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)(b)	100	98,257
6.50%, 12/15/20 (Call 05/31/19)(b)	25	25,083
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/01/19)(b)	50	50,969
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	55	54,515
6.88%, 05/15/22 (Call 05/15/19)	100	101,981
DR Horton Inc.
2.55%, 12/01/20	190	188,970
5.75%, 08/15/23 (Call 05/15/23)	30	32,473
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(b)	50	43,998
10.50%, 07/15/24 (Call 07/15/20)(b)	50	40,549
KB Home
6.88%, 06/15/27 (Call 12/15/26)	55	57,474
7.00%, 12/15/21 (Call 09/15/21)	50	53,700
7.50%, 09/15/22	50	54,911
7.63%, 05/15/23 (Call 11/15/22)	80	88,156
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	50	49,830
4.13%, 01/15/22 (Call 10/15/21)	85	86,013
4.50%, 04/30/24 (Call 01/30/24)	50	50,949
4.75%, 04/01/21 (Call 02/01/21)	100	101,925
4.75%, 11/15/22 (Call 08/15/22)	50	51,245
4.75%, 05/30/25 (Call 02/28/25)	50	51,306
4.75%, 11/29/27 (Call 05/29/27)	100	101,962
4.88%, 12/15/23 (Call 09/15/23)	100	103,631
5.00%, 06/15/27 (Call 12/15/26)	25	25,493
5.25%, 06/01/26 (Call 12/01/25)	105	109,350
5.88%, 11/15/24 (Call 05/15/24)	75	80,814
8.38%, 01/15/21	50	54,131
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(b)	50	50,730
M/I Homes Inc., 6.75%, 01/15/21 (Call 01/15/20)	50	50,776
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)(b)	25	25,531
6.88%, 12/15/23 (Call 12/15/19)(b)	100	103,871
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	25	26,102
6.00%, 01/15/43 (Call 10/15/42)	75	66,538

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Home Builders (continued)
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	$25	$24,791
6.00%, 06/01/25 (Call 03/01/25)	25	26,569
7.00%, 04/01/22	50	53,750
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	50	45,174
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	80	81,188
5.00%, 01/15/27 (Call 10/15/26)	75	76,320
5.50%, 03/01/26 (Call 12/01/25)	170	179,812
6.00%, 02/15/35	25	24,798
6.38%, 05/15/33	50	51,880
7.88%, 06/15/32	150	174,813
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 04/01/20)(b)	45	44,992
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)	50	51,639
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/31/19)(b)	25	25,063
5.63%, 03/01/24 (Call 12/01/23)(b)	50	50,869
5.88%, 04/15/23 (Call 01/15/23)(b)	50	51,505
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	50	47,852
4.38%, 04/15/23 (Call 01/15/23)	35	35,625
4.88%, 03/15/27 (Call 12/15/26)	100	100,173
5.88%, 02/15/22 (Call 11/15/21)	50	52,934
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	25	23,730
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	95	96,400
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	74	71,659
6.00%, 09/01/23 (Call 09/01/20)	70	69,309
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(b)	15	15,288
7.88%, 12/15/22 (Call 12/15/19)(b)	50	52,577

		3,904,393
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	115	109,993
4.40%, 03/15/29 (Call 12/15/28)	100	101,392
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	50	49,750
5.63%, 10/15/23 (Call 10/15/19)	100	101,247
Whirlpool Corp.
3.70%, 05/01/25	185	187,116
4.50%, 06/01/46 (Call 12/01/45)	125	113,586
4.75%, 02/26/29 (Call 11/26/28)	100	103,852

		766,936
Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/19)(b)	80	79,569
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	100	107,342
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	125	121,310
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	100	98,296
3.90%, 05/15/28 (Call 02/15/28)	60	62,636

Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
2.65%, 03/01/25	$225	$220,673
3.05%, 08/15/25	200	202,710
3.20%, 04/25/29 (Call 01/25/29)	100	100,529
3.20%, 07/30/46 (Call 01/30/46)	75	67,165
3.95%, 11/01/28 (Call 08/01/28)	200	213,414
6.63%, 08/01/37	27	36,348
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/19)(b)	100	89,390
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/19)(b)	50	50,387
6.38%, 03/01/24 (Call 03/01/20)(b)(c)	75	77,389
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (Call 04/26/24)(b)	250	244,850
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(b)	500	548,035
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	200	205,010
6.13%, 12/15/24 (Call 12/15/19)	25	25,710
6.63%, 11/15/22 (Call 11/15/19)	25	25,599

		2,576,362
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(b)	25	23,252
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	240	238,293
4.00%, 12/01/24 (Call 09/01/24)	135	130,120
4.20%, 04/01/26 (Call 01/01/26)	230	218,498
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 10/15/19)	100	104,068
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	85	87,371

		801,602
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(b)	120	108,650
8.13%, 02/15/24 (Call 02/15/21)(b)	90	93,974
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(f)	175	178,617
Aflac Inc.
3.63%, 06/15/23	25	25,826
3.63%, 11/15/24	300	311,121
4.00%, 10/15/46 (Call 04/15/46)	100	98,328
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(b)	200	200,704
3.90%, 04/06/28 (Call 01/06/28)(b)	250	257,235
Alleghany Corp., 4.95%, 06/27/22	150	158,773
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/01/19)(b)	50	51,375
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	50	49,952
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	275	284,020
4.50%, 06/15/43	180	193,887
5.55%, 05/09/35	32	38,166
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	100	100,412
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	210	198,990

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	$625	$629,675
3.75%, 07/10/25 (Call 04/10/25)	225	227,430
3.88%, 01/15/35 (Call 07/15/34)	119	110,539
3.90%, 04/01/26 (Call 01/01/26)	750	758,917
4.13%, 02/15/24	365	381,082
4.20%, 04/01/28 (Call 01/01/28)	50	51,062
4.25%, 03/15/29 (Call 12/15/28)	100	101,940
4.38%, 01/15/55 (Call 07/15/54)	155	142,471
4.50%, 07/16/44 (Call 01/16/44)	250	244,755
4.70%, 07/10/35 (Call 01/10/35)	175	177,956
4.80%, 07/10/45 (Call 01/10/45)	175	178,258
4.88%, 06/01/22	450	474,795
6.25%, 05/01/36	100	115,764
8.18%, 05/15/68 (Call 05/15/38)(f)	100	121,194
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(b)	50	50,016
Aon Corp.
4.50%, 12/15/28 (Call 09/15/28)	150	158,835
5.00%, 09/30/20	200	206,416
8.21%, 01/01/27	100	119,368
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	480	487,416
3.88%, 12/15/25 (Call 09/15/25)	70	72,393
4.00%, 11/27/23 (Call 08/27/23)	25	25,969
4.60%, 06/14/44 (Call 03/14/44)	75	76,596
4.75%, 05/15/45 (Call 11/15/44)	200	209,060
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	150	166,329
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	90	100,936
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50 (Call 08/15/25)(d)(f)	250	262,275
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	80,339
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	80	75,566
Athene Global Funding, 3.00%, 07/01/22(b)	115	114,719
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	65	62,994
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	35	35,939
4.35%, 04/20/28 (Call 01/20/28)	325	332,657
5.00%, 04/20/48 (Call 10/20/47)	200	197,960
AXA SA, 8.60%, 12/15/30	350	471,495
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	350	348,131
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	40	40,247
3.00%, 05/15/22	175	177,550
4.20%, 08/15/48 (Call 02/15/48)	75	77,837
4.25%, 01/15/21	155	159,611
4.25%, 01/15/49 (Call 07/15/48)	150	156,901
4.30%, 05/15/43	25	26,276
4.40%, 05/15/42	200	213,472
5.75%, 01/15/40	100	124,287
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	127	126,431
2.75%, 03/15/23 (Call 01/15/23)	452	453,636
3.13%, 03/15/26 (Call 12/15/25)	585	588,253
3.75%, 08/15/21(c)	215	221,207
4.50%, 02/11/43	265	288,959
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	175	161,864
4.70%, 06/22/47 (Call 12/22/46)	300	245,706

Security	Par (000)	Value
Insurance (continued)
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	$100	$101,301
China Life Insurance Co. Ltd., 4.00%, 07/03/35 (Call 07/03/20)(d)(f)	200	199,104
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	25	24,875
2.88%, 11/03/22 (Call 09/03/22)	25	25,168
3.15%, 03/15/25	825	835,543
3.35%, 05/15/24	100	102,395
3.35%, 05/03/26 (Call 02/03/26)	125	127,137
4.35%, 11/03/45 (Call 05/03/45)	110	119,744
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(d)(f)	200	213,672
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	225	218,956
3.95%, 05/15/24 (Call 02/15/24)	75	77,080
4.50%, 03/01/26 (Call 12/01/25)	125	130,569
5.88%, 08/15/20	75	77,864
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	175	183,549
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	150	152,545
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	250	250,837
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(b)(f)	100	106,823
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	85	85,957
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(b)	50	50,701
Five Corners Funding Trust, 4.42%, 11/15/23(b)	100	105,507
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(d)	200	196,894
Genworth Holdings Inc.
4.80%, 02/15/24(c)	50	41,618
4.90%, 08/15/23	50	42,204
6.50%, 06/15/34	50	39,056
7.20%, 02/15/21	50	49,008
7.63%, 09/24/21	135	132,172
7.70%, 06/15/20	50	50,411
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	50	53,404
Guardian Life Global Funding
2.90%, 05/06/24(b)	150	150,402
3.40%, 04/25/23(b)	50	50,916
Guardian Life Insurance Co. of America (The), 4.88%, 06/19/64(b)	150	159,769
Hartford Financial Services Group Inc. (The)
4.40%, 03/15/48 (Call 09/15/47)	35	35,776
5.13%, 04/15/22	100	106,365
5.95%, 10/15/36	25	29,813
6.10%, 10/01/41	180	217,354
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	160	161,304
Jackson National Life Global Funding
2.60%, 12/09/20(b)	100	99,751
3.30%, 06/11/21(b)	250	252,572
3.88%, 06/11/25(b)	375	389,194
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	25	25,587
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	45	46,736
4.57%, 02/01/29(b)	675	707,731
4.85%, 08/01/44(b)	200	207,814
6.50%, 03/15/35(b)	25	29,670

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
6.50%, 05/01/42(b)	$250	$308,585
7.80%, 03/07/87(b)	75	89,516
Lincoln National Corp.
3.35%, 03/09/25	50	50,204
3.63%, 12/12/26 (Call 09/15/26)	25	25,305
3.80%, 03/01/28 (Call 12/01/27)	200	204,350
4.35%, 03/01/48 (Call 09/01/47)	25	25,053
6.15%, 04/07/36	200	238,936
7.00%, 06/15/40	150	196,471
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	10	9,904
3.75%, 04/01/26 (Call 01/01/26)	125	129,050
4.13%, 05/15/43 (Call 11/15/42)	75	73,496
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(f)	150	149,173
4.15%, 03/04/26	395	415,967
4.90%, 09/17/20	195	200,610
5.38%, 03/04/46	175	205,656
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)(c)	50	47,823
4.30%, 11/01/47 (Call 05/01/47)	110	99,973
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	40	39,951
3.30%, 03/14/23 (Call 01/14/23)	250	253,392
3.50%, 03/10/25 (Call 12/10/24)	100	102,472
3.75%, 03/14/26 (Call 12/14/25)	150	154,446
3.88%, 03/15/24 (Call 02/15/24)	30	31,184
4.20%, 03/01/48 (Call 09/01/47)	125	124,564
4.35%, 01/30/47 (Call 07/30/46)	75	76,516
4.38%, 03/15/29 (Call 12/15/28)	225	240,466
4.75%, 03/15/39 (Call 09/15/38)	75	81,518
5.88%, 08/01/33	25	29,892
Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/39(b)	23	35,901
MassMutual Global Funding II
1.95%, 09/22/20(b)	250	247,747
2.75%, 06/22/24(b)	500	494,910
2.95%, 01/11/25(b)	200	198,672
3.40%, 03/08/26(b)	200	202,436
MBIA Inc.
5.70%, 12/01/34	50	38,113
6.40%, 08/15/22 (Call 05/31/19)	75	74,668
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	260	257,834
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	150	184,660
MetLife Inc.
3.00%, 03/01/25	150	150,841
3.60%, 04/10/24	200	207,600
3.60%, 11/13/25 (Call 08/13/25)	65	67,352
4.05%, 03/01/45	8	8,044
4.13%, 08/13/42	125	127,062
4.60%, 05/13/46 (Call 12/13/45)	209	227,545
4.75%, 02/08/21	178	184,461
4.88%, 11/13/43	125	140,292
5.70%, 06/15/35	50	61,479
5.88%, 02/06/41	100	125,079
6.40%, 12/15/66 (Call 12/15/31)	140	154,826
6.50%, 12/15/32	140	181,367
9.25%, 04/08/38 (Call 04/08/33)(b)	150	204,943
10.75%, 08/01/69 (Call 08/01/34)	50	78,033

Security	Par (000)	Value
Insurance (continued)
Series D, 4.37%, 09/15/23	$130	$138,404
Series N, 3.05%, 12/15/22	215	218,363
Series N, 4.72%, 12/15/44	200	219,772
Metropolitan Life Global Funding I
2.40%, 01/08/21(b)	500	497,910
2.65%, 04/08/22(b)	60	59,735
3.45%, 12/18/26(b)	200	204,128
MGIC Investment Corp., 5.75%, 08/15/23	50	53,613
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	100	107,640
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	100	155,709
New York Life Global Funding
2.00%, 04/13/21(b)	50	49,422
2.35%, 07/14/26(b)	100	95,055
2.88%, 04/10/24(b)	100	100,306
2.95%, 01/28/21(b)	435	437,479
3.00%, 01/10/28(b)	150	147,654
3.25%, 08/06/21(b)	70	70,855
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(b)	100	102,095
5.88%, 05/15/33(b)	75	92,744
6.75%, 11/15/39(b)	110	149,856
Nippon Life Insurance Co., 5.00%, 10/18/42 (Call 10/18/22)(b)(f)	200	207,258
Northwestern Mutual Life Insurance Co. (The)
3.85%, 09/30/47 (Call 03/30/47)(b)	30	28,989
6.06%, 03/30/40(b)	200	254,658
Nuveen Finance LLC, 4.13%, 11/01/24(b)	175	183,801
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	7	7,016
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(b)(f)	100	91,939
Pacific LifeCorp, 5.13%, 01/30/43(b)	50	53,117
Pricoa Global Funding I, 3.45%, 09/01/23(b)	150	153,376
Primerica Inc., 4.75%, 07/15/22	210	220,664
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	174	174,955
4.63%, 09/15/42	100	104,165
4.70%, 05/15/55 (Call 05/15/20)(f)	525	518,621
Principal Life Global Funding II, 3.00%, 04/18/26(b)	60	59,024
Progressive Corp. (The)
2.45%, 01/15/27	90	85,753
3.70%, 01/26/45	100	96,066
4.13%, 04/15/47 (Call 10/15/46)	250	258,070
6.63%, 03/01/29	55	68,542
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	150	151,387
Protective Life Global Funding, 2.00%, 09/14/21(b)	250	244,707
Prudential Financial Inc.
3.50%, 05/15/24	25	25,852
3.88%, 03/27/28 (Call 12/27/27)	50	52,413
3.91%, 12/07/47 (Call 06/07/47)	150	146,884
3.94%, 12/07/49 (Call 06/07/49)	245	239,639
4.35%, 02/25/50 (Call 08/25/49)	100	105,312
4.50%, 11/16/21	95	99,110
4.50%, 09/15/47 (Call 09/15/27)(f)	50	48,984
4.60%, 05/15/44	119	128,485
5.20%, 03/15/44 (Call 03/15/24)(f)	545	556,603
5.38%, 06/21/20	375	386,096
5.38%, 05/15/45 (Call 05/15/25)(f)	210	215,065
5.63%, 06/15/43 (Call 06/15/23)(f)	375	393,315
5.70%, 12/14/36	175	208,880

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
5.70%, 09/15/48 (Call 09/15/28)(f)	$200	$207,456
5.88%, 09/15/42 (Call 09/15/22)(f)	25	26,555
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	125	125,339
5.25%, 06/15/20	15	15,319
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	325	329,898
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	25	24,576
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	100	98,541
Sompo International Holdings Ltd., 4.70%, 10/15/22	65	67,574
Sunshine Life Insurance Corp. Ltd., 3.15%, 04/20/21(d)	200	195,076
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	125	128,174
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(b)	375	386,940
4.90%, 09/15/44(b)	200	224,354
6.85%, 12/16/39(b)	135	183,449
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	50	53,034
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	75	73,391
4.00%, 05/30/47 (Call 11/30/46)	40	40,718
4.10%, 03/04/49 (Call 09/04/48)	120	124,426
4.30%, 08/25/45 (Call 02/25/45)	200	212,586
4.60%, 08/01/43	60	66,476
5.35%, 11/01/40	100	121,452
6.25%, 06/15/37	51	67,022
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	5	5,038
4.40%, 03/15/26 (Call 12/15/25)	125	129,216
Unum Group
4.00%, 03/15/24	46	46,926
5.75%, 08/15/42	75	80,643
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(b)	129	128,955
Voya Financial Inc.
3.65%, 06/15/26	100	99,653
4.70%, 01/23/48 (Call 01/23/28)(f)	125	110,020
5.65%, 05/15/53 (Call 05/15/23)(f)	100	100,670
5.70%, 07/15/43	85	98,165
Western &Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(b)	100	109,560
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	175	176,862
4.50%, 09/15/28 (Call 06/15/28)	100	103,997
XLIT Ltd.
4.45%, 03/31/25	25	26,076
5.50%, 03/31/45	380	420,390
York Risk Services Holding Corp., 8.50%, 10/01/22 (Call 10/01/19)(b)	50	40,501

		39,425,214
Internet — 0.4%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	225	221,117
3.60%, 11/28/24 (Call 08/28/24)	585	597,630
4.00%, 12/06/37 (Call 06/06/37)	200	195,238
4.20%, 12/06/47 (Call 06/06/47)	410	400,923
4.40%, 12/06/57 (Call 06/06/57)	245	243,839

Security	Par (000)	Value
Internet (continued)
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	$300	$282,927
3.38%, 02/25/24	265	275,012
3.63%, 05/19/21	360	369,014
Amazon.com Inc.
1.90%, 08/21/20	225	223,349
2.40%, 02/22/23 (Call 01/22/23)	285	282,244
2.50%, 11/29/22 (Call 08/29/22)	240	239,486
2.80%, 08/22/24 (Call 06/22/24)	150	150,192
3.15%, 08/22/27 (Call 05/22/27)	445	448,556
3.30%, 12/05/21 (Call 10/05/21)	105	107,286
3.80%, 12/05/24 (Call 09/05/24)	90	94,606
3.88%, 08/22/37 (Call 02/22/37)	65	66,925
4.05%, 08/22/47 (Call 02/22/47)	525	548,084
4.25%, 08/22/57 (Call 02/22/57)	170	179,962
4.80%, 12/05/34 (Call 06/05/34)	285	328,679
4.95%, 12/05/44 (Call 06/05/44)	85	100,144
5.20%, 12/03/25 (Call 09/03/25)	430	488,317
Baidu Inc.
3.63%, 07/06/27	200	196,448
3.88%, 09/29/23 (Call 08/29/23)	250	255,337
4.38%, 05/14/24 (Call 04/14/24)	275	286,484
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	110	109,633
3.55%, 03/15/28 (Call 12/15/27)	100	100,898
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	55	56,830
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	45	44,557
2.75%, 01/30/23 (Call 12/30/22)	75	74,295
2.88%, 08/01/21 (Call 06/01/21)	125	124,951
3.45%, 08/01/24 (Call 05/01/24)	50	50,505
3.60%, 06/05/27 (Call 03/05/27)	275	271,741
3.80%, 03/09/22 (Call 02/09/22)	50	51,211
4.00%, 07/15/42 (Call 01/15/42)	75	65,808
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	135	132,674
4.50%, 08/15/24 (Call 05/15/24)	25	26,037
5.00%, 02/15/26 (Call 11/15/25)	120	128,125
5.95%, 08/15/20	225	233,914
JD.com Inc., 3.13%, 04/29/21	350	348,267
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(b)	50	50,263
5.63%, 02/15/29 (Call 02/15/24)(b)	140	143,150
Netflix Inc.
4.38%, 11/15/26	215	212,820
4.88%, 04/15/28	190	189,023
5.38%, 11/15/29(b)	105	106,445
5.50%, 02/15/22	100	105,269
5.75%, 03/01/24	75	80,636
5.88%, 02/15/25	95	102,486
5.88%, 11/15/28	250	263,705
6.38%, 05/15/29(b)	90	98,321
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	75	75,863
4.20%, 09/15/20	75	76,037
5.00%, 04/15/25 (Call 04/15/20)(b)	200	203,696
Tencent Holdings Ltd.
3.28%, 04/11/24 (Call 03/11/24)(b)	200	200,254
3.60%, 01/19/28 (Call 10/19/27)(d)	200	196,894

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet (continued)
3.80%, 02/11/25(d)	$200	$203,938
3.93%, 01/19/38 (Call 07/19/37)(d)	600	575,946
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/19)	75	76,177
4.75%, 07/15/27 (Call 07/15/22)	90	91,868
5.25%, 04/01/25 (Call 01/01/25)	300	318,078
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(b)	220	223,197
6.00%, 04/01/23 (Call 04/01/20)	185	188,700
6.38%, 05/15/25 (Call 05/15/20)	100	102,063

		12,286,074
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(d)	400	408,932
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	25	21,132
7.00%, 03/15/27 (Call 03/15/22)(c)	50	42,288
7.50%, 07/15/23 (Call 07/15/19)	65	66,798
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	150	153,786
7.88%, 08/15/23 (Call 05/15/23)	85	91,954
ArcelorMittal
4.55%, 03/11/26	50	51,859
5.13%, 06/01/20	50	51,106
5.25%, 08/05/20	143	146,894
5.50%, 03/01/21	75	78,350
6.13%, 06/01/25	140	156,453
6.25%, 02/25/22	150	162,682
6.75%, 03/01/41	100	113,065
7.00%, 10/15/39	25	28,690
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	75	75,861
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(b)	85	90,226
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	50	50,250
5.75%, 03/01/25 (Call 03/01/20)	125	124,406
5.88%, 06/01/27 (Call 06/01/22)(b)	150	143,973
6.25%, 10/01/40	50	43,974
Commercial Metals Co.
5.38%, 07/15/27 (Call 06/15/22)	50	49,260
5.75%, 04/15/26 (Call 04/15/21)	70	70,923
CSN Resources SA, 6.50%, 07/21/20(c)(d)	100	101,846
Evraz PLC, 6.75%, 01/31/22(d)	200	212,962
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(d)	200	227,368
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(d)	150	162,030
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	75	76,947
Novolipetsk Steel via Steel Funding DAC, 4.00%, 09/21/24(d)	400	391,272
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	200	207,930
4.00%, 08/01/23 (Call 05/01/23)	160	167,054
4.40%, 05/01/48 (Call 11/01/47)	25	25,746
5.20%, 08/01/43 (Call 02/01/43)	75	84,774
6.40%, 12/01/37	35	44,139
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(d)	200	211,326

Security	Par (000)	Value
Iron & Steel (continued)
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	$350	$347,644
5.00%, 12/15/26 (Call 12/15/21)	50	51,665
5.25%, 04/15/23 (Call 04/15/20)	100	101,668
5.50%, 10/01/24 (Call 10/01/19)	75	77,504
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	60	53,799
6.65%, 06/01/37	50	41,881
6.88%, 08/15/25 (Call 08/15/20)	100	94,134
Vale Overseas Ltd.
4.38%, 01/11/22(c)	337	343,811
6.25%, 08/10/26	150	164,181
6.88%, 11/21/36	225	260,604
6.88%, 11/10/39	200	232,190
8.25%, 01/17/34	175	221,741
Vale SA, 5.63%, 09/11/42	50	51,084

		6,178,162
Leisure Time — 0.0%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/19)(b)(c)	50	50,452
Carnival Corp., 3.95%, 10/15/20	335	341,187
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(b)	50	47,256
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	75	75,221
4.63%, 07/28/45 (Call 01/28/45)	40	37,656
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 06/15/19)(b)	50	51,429
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 12/15/19)(b)	65	65,766
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	6	5,981
3.70%, 03/15/28 (Call 12/15/27)	175	169,131
5.25%, 11/15/22	200	214,466
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/19)(b)	150	153,222
5.38%, 04/15/23 (Call 04/15/20)(b)	50	51,044
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/20)(b)	50	53,817
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(b)	200	199,700
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/19)(c)	50	46,004
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	100	99,587

		1,661,919
Lodging — 0.2%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	90	93,499
6.38%, 04/01/26 (Call 04/01/21)	75	78,916
6.88%, 05/15/23 (Call 05/15/19)	100	103,637
Choice Hotels International Inc., 5.75%, 07/01/22	97	103,738
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(b)	100	99,067
10.75%, 09/01/24 (Call 09/01/19)(b)(c)	50	47,176
Gohl Capital Ltd., 4.25%, 01/24/27(d)	600	597,438
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	75	75,205
5.13%, 05/01/26 (Call 05/01/21)(b)	250	256,110
Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	55	57,745

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lodging (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	$145	$146,512
4.88%, 04/01/27 (Call 04/01/22)	100	101,510
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	25,108
4.38%, 09/15/28 (Call 06/15/28)	335	342,554
4.85%, 03/15/26 (Call 12/15/25)	50	53,153
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/19)(b)	50	51,626
10.25%, 11/15/22 (Call 11/15/19)(b)	50	54,139
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	20	19,687
3.60%, 04/15/24 (Call 03/15/24)	25	25,495
3.75%, 10/01/25 (Call 07/01/25)	25	25,532
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	65	69,213
Series R, 3.13%, 06/15/26 (Call 03/15/26)	140	136,688
Series X, 4.00%, 04/15/28 (Call 01/15/28)	75	76,386
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	90	94,537
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	100	98,994
5.50%, 04/15/27 (Call 01/15/27)	125	128,842
5.75%, 06/15/25 (Call 03/15/25)	150	158,605
6.00%, 03/15/23	200	213,472
6.63%, 12/15/21	215	230,807
7.75%, 03/15/22	100	110,899
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	200	206,634
5.13%, 08/08/25 (Call 06/08/25)	200	211,990
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(b)	50	49,231
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/19)(b)	200	206,730
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(b)	16	15,761
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	25	24,716
4.25%, 03/01/22 (Call 12/01/21)	145	145,306
5.40%, 04/01/24 (Call 02/01/24)	50	51,495
5.75%, 04/01/27 (Call 01/01/27)	175	176,396
6.35%, 10/01/25 (Call 07/01/25)	80	84,858
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(b)	60	61,180
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	50	49,725
5.25%, 05/15/27 (Call 02/15/27)(b)	175	170,830
5.50%, 03/01/25 (Call 12/01/24)(b)	225	227,443
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(b)	200	197,752

		5,556,337
Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	75	74,344
3.38%, 04/03/23 (Call 03/03/23)	100	101,819
3.80%, 04/03/28 (Call 01/03/28)	90	93,954
4.38%, 05/08/42	25	26,889
Briggs & Stratton Corp., 6.88%, 12/15/20	30	31,051
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(b)	50	51,081

Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp.
1.70%, 08/09/21	$75	$73,348
1.85%, 09/04/20	53	52,476
2.55%, 11/29/22	75	74,604
2.95%, 05/15/20	150	150,493
2.95%, 02/26/22	125	125,860
3.15%, 09/07/21	260	262,959
3.25%, 12/01/24	140	142,394
3.30%, 06/09/24	15	15,291
3.45%, 05/15/23(c)	100	102,588
3.65%, 12/07/23	250	259,017
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	984	1,011,591
3.80%, 08/15/42	244	246,662
3.90%, 05/27/21	70	71,807
4.75%, 05/15/64 (Call 11/15/63)	120	136,201
5.20%, 05/27/41	100	119,776
6.05%, 08/15/36	30	38,014
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(b)	50	48,909
Cloud Crane LLC, 10.13%, 08/01/24 (Call 08/01/19)(b)	100	107,762
CNH Industrial Capital LLC
3.88%, 10/15/21	75	76,214
4.20%, 01/15/24	100	102,538
4.38%, 11/06/20	190	193,475
4.38%, 04/05/22	145	149,885
4.88%, 04/01/21	265	273,077
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	30	28,695
4.50%, 08/15/23	195	202,221
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	20	20,738
4.88%, 10/01/43 (Call 04/01/43)	50	56,500
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	20	19,994
3.90%, 06/09/42 (Call 12/09/41)	234	241,951
5.38%, 10/16/29	35	41,395
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	98,965
5.38%, 03/01/41 (Call 12/01/40)	100	111,913
John Deere Capital Corp.
1.95%, 06/22/20	10	9,927
2.15%, 09/08/22	50	49,111
2.35%, 01/08/21	35	34,844
2.55%, 01/08/21	25	24,984
2.65%, 01/06/22	207	207,294
2.65%, 06/24/24	235	232,516
2.65%, 06/10/26	90	87,458
2.70%, 01/06/23	25	24,943
2.80%, 03/04/21	75	75,295
2.80%, 01/27/23	50	50,057
2.80%, 03/06/23	310	310,471
2.80%, 09/08/27	200	195,996
2.95%, 04/01/22	50	50,444
3.13%, 09/10/21	230	232,525
3.15%, 10/15/21	25	25,304
3.35%, 06/12/24	10	10,257
3.45%, 06/07/23	105	107,725
3.45%, 03/13/25	125	128,872
3.45%, 03/07/29	75	77,067
3.90%, 07/12/21(c)	50	51,366

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/20)(b)	$50	$48,579
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	50	50,433
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	65	66,221
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	100	100,302
4.55%, 04/15/28 (Call 01/15/28)	100	100,341
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	125	127,469
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(b)	50	50,021
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	185	189,447
4.20%, 03/01/49 (Call 09/01/48)	60	63,508
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	500	498,470
3.00%, 12/15/20 (Call 11/15/20)	100	100,199
3.80%, 12/15/26 (Call 09/15/26)	15	15,124
3.85%, 12/15/25 (Call 09/15/25)	60	61,209
4.20%, 09/15/28 (Call 06/15/28)	200	205,904
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(b)	75	77,023
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	48	50,529
Tennant Co., 5.63%, 05/01/25 (Call 05/01/20)	50	51,416
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(b)	100	101,141
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	75	68,958
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(b)(c)	110	107,360
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/20)(b)(e)	50	47,523
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	175	164,356
4.40%, 03/15/24 (Call 02/15/24)	130	133,471
4.95%, 09/15/28 (Call 06/15/28)	150	154,654
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	120	117,818

		9,774,383
Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	30	29,375
2.00%, 06/26/22	245	240,852
2.25%, 03/15/23 (Call 02/15/23)	100	98,560
2.25%, 09/19/26 (Call 06/19/26)	85	80,996
2.88%, 10/15/27 (Call 07/15/27)	175	173,666
3.00%, 09/14/21 (Call 08/14/21)	65	65,680
3.25%, 02/14/24 (Call 01/14/24)	100	102,744
3.38%, 03/01/29 (Call 12/01/28)	100	101,951
3.63%, 09/14/28 (Call 06/14/28)	100	104,335
3.63%, 10/15/47 (Call 04/15/47)	105	101,497
3.88%, 06/15/44	125	126,129
4.00%, 09/14/48 (Call 03/14/48)	100	102,503
5.70%, 03/15/37	25	31,212
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/20)(b)	25	25,166
5.38%, 09/15/24 (Call 09/15/19)(b)	24	24,028
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	30	29,760
3.75%, 11/15/22 (Call 08/15/22)	50	50,433
CTP Transportation Products LLC/CTP Finance Inc.,
8.25%, 12/15/19 (Call 05/31/19)(b)	27	26,506

Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp.
2.75%, 11/02/22	$275	$274,662
3.10%, 09/15/27 (Call 06/15/27)	50	49,068
4.00%, 11/02/32	105	109,437
4.15%, 11/02/42	200	199,972
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(b)	50	51,427
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(b)	80	75,486
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 07/15/19)(b)	86	86,241
General Electric Co.
2.70%, 10/09/22	750	740,887
3.10%, 01/09/23	185	184,340
3.15%, 09/07/22	218	218,081
3.38%, 03/11/24	75	75,166
3.45%, 05/15/24 (Call 02/13/24)	101	100,803
4.13%, 10/09/42	305	269,638
4.38%, 09/16/20	25	25,442
4.50%, 03/11/44	325	302,929
4.63%, 01/07/21	50	51,302
4.65%, 10/17/21	1,777	1,841,327
5.55%, 05/04/20	201	205,892
5.88%, 01/14/38	580	626,104
6.15%, 08/07/37	50	55,045
6.88%, 01/10/39	200	238,712
Series A, 6.75%, 03/15/32	312	364,781
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	5	5,254
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	135	132,694
3.50%, 03/01/24 (Call 12/01/23)	21	21,715
3.90%, 09/01/42 (Call 03/01/42)	314	322,186
4.88%, 09/15/41 (Call 03/15/41)	10	11,469
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	100	100,163
3.75%, 08/21/28 (Call 05/21/28)	148	149,609
4.25%, 06/15/23	100	104,586
5.75%, 06/15/43	50	58,908
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	175	176,137
3.80%, 03/21/29 (Call 12/21/28)	175	175,754
4.50%, 03/21/49 (Call 09/21/48)	25	25,111
4.65%, 11/01/44 (Call 05/01/44)	75	77,285
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(b)	75	72,755
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(b)(c)	50	51,955
Pall Corp., 5.00%, 06/15/20	100	102,357
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	225	222,955
3.50%, 09/15/22	5	5,087
4.20%, 11/21/34 (Call 05/21/34)	75	78,922
4.45%, 11/21/44 (Call 05/21/44)	80	83,801
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(b)	250	236,310
2.90%, 05/27/22(b)	250	250,965
3.25%, 05/27/25(b)	250	252,712
3.30%, 09/15/46(b)	350	315,738
4.20%, 03/16/47(b)	260	272,496
6.13%, 08/17/26(b)	100	117,624
Techniplas LLC, 10.00%, 05/01/20 (Call 05/01/19)(b)	15	13,914
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	50	47,852
3.65%, 03/15/27 (Call 12/15/26)	427	419,626

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
3.90%, 09/17/29 (Call 06/17/29)	$25	$24,978
4.00%, 03/15/26 (Call 12/15/25)	100	101,315
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	192,356

		11,886,724
Media — 1.3%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/20)(b)	400	410,100
7.50%, 05/15/26 (Call 05/15/21)(b)	400	404,800
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(b)	200	188,414
7.75%, 05/15/22 (Call 05/15/19)(b)	400	407,376
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/19)	75	75,741
4.75%, 08/01/25 (Call 08/01/21)	155	154,124
5.00%, 04/01/24 (Call 04/01/20)	75	75,887
Block Communications Inc., 6.88%, 02/15/25 (Call 02/15/20)(b)	46	47,810
Cable One Inc., 5.75%, 06/15/22 (Call 06/15/19)(b)	25	25,424
Cablevision Systems Corp., 5.88%, 09/15/22	29	30,275
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	247	241,667
2.90%, 06/01/23 (Call 05/01/23)	250	248,247
2.90%, 01/15/27 (Call 10/15/26)	300	281,952
3.38%, 03/01/22 (Call 12/01/21)	250	252,802
3.38%, 02/15/28 (Call 12/15/27)	104	99,684
3.50%, 01/15/25 (Call 10/15/24)	175	175,920
3.70%, 06/01/28 (Call 03/01/28)	125	122,730
4.00%, 01/15/26 (Call 10/15/25)	155	157,864
4.20%, 06/01/29 (Call 03/01/29)	150	152,099
4.85%, 07/01/42 (Call 01/01/42)	149	147,428
4.90%, 08/15/44 (Call 02/15/44)	370	366,877
7.88%, 07/30/30	50	65,502
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)(c)	75	75,307
5.00%, 02/01/28 (Call 08/01/22)(b)	350	349,583
5.13%, 02/15/23 (Call 02/15/20)	105	106,791
5.13%, 05/01/23 (Call 05/01/19)(b)	125	128,105
5.13%, 05/01/27 (Call 05/01/22)(b)	400	406,180
5.25%, 09/30/22 (Call 09/30/19)	150	152,280
5.38%, 05/01/25 (Call 05/01/20)(b)	100	103,502
5.50%, 05/01/26 (Call 05/01/21)(b)	165	170,546
5.75%, 09/01/23 (Call 03/01/20)	100	102,250
5.75%, 01/15/24 (Call 07/15/19)	125	128,318
5.75%, 02/15/26 (Call 02/15/21)(b)	400	417,984
5.88%, 04/01/24 (Call 04/01/20)(b)	225	234,862
5.88%, 05/01/27 (Call 05/01/21)(b)	190	197,961
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/19)(b)	75	69,732
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	240	241,646
3.75%, 02/15/28 (Call 11/15/27)	31	30,068
4.20%, 03/15/28 (Call 12/15/27)	304	304,140
4.46%, 07/23/22 (Call 05/23/22)	220	228,107
4.91%, 07/23/25 (Call 04/23/25)	1,990	2,109,042
5.38%, 04/01/38 (Call 10/01/37)	100	102,476
5.38%, 05/01/47 (Call 11/01/46)	95	95,100
5.75%, 04/01/48 (Call 10/01/47)	275	289,924
6.38%, 10/23/35 (Call 04/23/35)	275	310,478
6.48%, 10/23/45 (Call 04/23/45)	405	458,829
6.83%, 10/23/55 (Call 04/23/55)	150	169,567

Security	Par (000)	Value
Media (continued)
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(b)	$370	$398,201
6.50%, 11/15/22 (Call 11/15/19)	300	307,083
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	50	48,617
2.35%, 01/15/27 (Call 10/15/26)	2,305	2,158,402
2.75%, 03/01/23 (Call 02/01/23)	25	24,951
2.85%, 01/15/23	125	125,429
3.00%, 02/01/24 (Call 01/01/24)	175	175,721
3.13%, 07/15/22	53	53,709
3.15%, 03/01/26 (Call 12/01/25)	125	125,311
3.15%, 02/15/28 (Call 11/15/27)	169	166,093
3.20%, 07/15/36 (Call 01/15/36)	35	31,862
3.30%, 02/01/27 (Call 11/01/26)	232	232,188
3.38%, 02/15/25 (Call 11/15/24)	150	152,500
3.38%, 08/15/25 (Call 05/15/25)	225	228,496
3.40%, 07/15/46 (Call 01/15/46)	570	506,656
3.45%, 10/01/21	30	30,559
3.55%, 05/01/28 (Call 02/01/28)	205	207,718
3.60%, 03/01/24	168	173,011
3.70%, 04/15/24 (Call 03/15/24)	260	268,973
3.90%, 03/01/38 (Call 09/01/37)	115	114,278
3.95%, 10/15/25 (Call 08/15/25)	450	471,510
3.97%, 11/01/47 (Call 05/01/47)	204	198,349
4.00%, 08/15/47 (Call 02/15/47)	110	107,566
4.00%, 03/01/48 (Call 09/01/47)	50	48,787
4.00%, 11/01/49 (Call 05/01/49)	370	360,669
4.05%, 11/01/52 (Call 05/01/52)	55	53,448
4.15%, 10/15/28 (Call 07/15/28)	955	1,009,616
4.20%, 08/15/34 (Call 02/15/34)	190	199,261
4.25%, 10/15/30 (Call 07/15/30)	325	345,927
4.25%, 01/15/33	370	393,343
4.40%, 08/15/35 (Call 02/25/35)	250	262,617
4.50%, 01/15/43	170	178,769
4.60%, 10/15/38 (Call 04/15/38)	125	134,526
4.60%, 08/15/45 (Call 02/15/45)	175	186,191
4.65%, 07/15/42	55	58,863
4.70%, 10/15/48 (Call 04/15/48)	425	462,221
4.75%, 03/01/44	175	189,885
4.95%, 10/15/58 (Call 04/15/58)	425	474,648
6.40%, 05/15/38	25	32,080
6.45%, 03/15/37	51	64,763
6.50%, 11/15/35	240	305,083
6.95%, 08/15/37	50	66,768
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	100	99,108
3.15%, 08/15/24 (Call 06/15/24)(b)	150	148,649
3.25%, 12/15/22(b)	250	251,342
3.35%, 09/15/26 (Call 06/15/26)(b)	115	112,211
3.50%, 08/15/27 (Call 05/15/27)(b)	175	171,722
3.85%, 02/01/25 (Call 11/01/24)(b)	125	127,559
4.60%, 08/15/47 (Call 02/15/47)(b)	250	239,485
4.70%, 12/15/42(b)	100	92,279
CSC Holdings LLC
5.13%, 12/15/21 (Call 06/15/19)(b)	200	200,298
5.25%, 06/01/24	125	127,730
5.38%, 07/15/23 (Call 07/15/19)(b)	200	204,778
5.38%, 02/01/28 (Call 02/01/23)(b)	200	203,966
5.50%, 05/15/26 (Call 05/15/21)(b)	200	205,638
5.50%, 04/15/27 (Call 04/15/22)(b)	200	206,158

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
6.50%, 02/01/29 (Call 02/01/24)(b)	$200	$214,750
6.63%, 10/15/25 (Call 10/15/20)(b)	200	212,530
6.75%, 11/15/21	125	133,741
7.50%, 04/01/28 (Call 04/01/23)(b)	200	218,012
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)	55	54,925
2.95%, 03/20/23 (Call 02/20/23)	40	39,744
3.30%, 05/15/22	150	151,293
3.90%, 11/15/24 (Call 08/15/24)	30	30,767
3.95%, 06/15/25 (Call 05/15/25)	35	35,519
3.95%, 03/20/28 (Call 12/20/27)	458	450,745
4.88%, 04/01/43	150	142,046
4.90%, 03/11/26 (Call 12/11/25)	40	42,432
4.95%, 05/15/42	35	33,408
5.00%, 09/20/37 (Call 03/20/37)	154	153,313
5.20%, 09/20/47 (Call 03/20/47)	124	123,187
6.35%, 06/01/40	75	84,204
DISH DBS Corp.
5.00%, 03/15/23	264	241,935
5.13%, 05/01/20	100	100,812
5.88%, 07/15/22	350	341,908
5.88%, 11/15/24	275	237,278
6.75%, 06/01/21	250	258,200
7.75%, 07/01/26	275	246,150
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(b)	40	40,787
7.25%, 11/01/24 (Call 11/01/19)(b)	100	103,500
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(b)	310	322,180
4.71%, 01/25/29 (Call 10/25/28)(b)	155	166,696
5.48%, 01/25/39 (Call 07/25/38)(b)	325	362,079
5.58%, 01/25/49 (Call 07/25/48)(b)	95	107,908
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(b)	50	50,858
5.88%, 07/15/26 (Call 07/15/21)(b)	125	128,786
7.00%, 05/15/27 (Call 05/15/22)(b)	60	64,862
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	275	272,000
6.63%, 03/18/25	310	352,380
6.63%, 01/15/40	25	29,323
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/15/20)(b)	50	51,255
Liberty Interactive LLC
8.25%, 02/01/30	125	129,409
8.50%, 07/15/29	25	26,002
McClatchy Co. (The), 9.00%, 07/15/26 (Call 07/15/22)(b)(c)	98	98,133
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/19)(b)	50	42,954
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	150	156,159
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 08/15/19)(b)	35	36,489
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(d)	200	208,934
NBCUniversal Media LLC
2.88%, 01/15/23	250	250,857
4.38%, 04/01/21	335	345,432
4.45%, 01/15/43	175	181,235
5.95%, 04/01/41	160	197,509

Security	Par (000)	Value
Media (continued)
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(b)	$80	$81,202
5.88%, 11/15/22 (Call 11/15/19)	150	153,765
6.13%, 02/15/22 (Call 02/15/20)(b)	53	53,792
Quebecor Media Inc., 5.75%, 01/15/23	75	78,626
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)(b)	40	39,318
6.88%, 02/15/23 (Call 02/15/20)(b)	35	35,097
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(b)	14	12,562
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(b)	125	121,238
5.63%, 08/01/24 (Call 08/01/19)(b)	75	75,785
6.13%, 10/01/22 (Call 10/01/19)	75	76,401
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	135	135,203
4.63%, 05/15/23 (Call 05/15/19)(b)	65	65,536
5.00%, 08/01/27 (Call 08/01/22)(b)	195	196,457
5.38%, 04/15/25 (Call 04/15/20)(b)	125	128,835
5.38%, 07/15/26 (Call 07/15/21)(b)	125	128,601
6.00%, 07/15/24 (Call 07/15/19)(b)	198	204,805
Sky PLC, 3.75%, 09/16/24(b)	350	362,001
TEGNA Inc.
5.13%, 07/15/20 (Call 07/15/19)	50	50,254
5.50%, 09/15/24 (Call 09/15/19)(b)	110	112,955
6.38%, 10/15/23 (Call 10/15/19)	125	129,070
Telenet Finance Luxembourg Note, 5.50%, 03/01/28 (Call 12/01/22)(b)	200	197,868
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	85	82,589
4.30%, 11/23/23 (Call 08/23/23)	180	187,936
5.65%, 11/23/43 (Call 05/23/43)	125	135,151
5.85%, 04/15/40	50	55,051
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	76,309
4.50%, 09/15/42 (Call 03/15/42)	208	184,891
5.50%, 09/01/41 (Call 03/01/41)	210	208,948
5.88%, 11/15/40 (Call 05/15/40)	121	125,346
6.55%, 05/01/37	190	209,593
6.75%, 06/15/39	200	223,788
7.30%, 07/01/38	123	143,890
Time Warner Entertainment Co. LP
8.38%, 03/15/23	190	222,148
8.38%, 07/15/33	51	66,888
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/19)	90	91,595
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	200	198,374
1.85%, 07/30/26	135	125,092
2.15%, 09/17/20	100	99,433
2.35%, 12/01/22	25	24,815
2.75%, 08/16/21	50	50,297
2.95%, 06/15/27(c)	55	54,747
3.00%, 02/13/26	50	50,023
3.00%, 07/30/46	45	39,312
3.15%, 09/17/25	190	193,051
4.13%, 06/01/44	400	422,764
4.38%, 08/16/41	50	54,342
7.00%, 03/01/32	25	34,388
Series E, 4.13%, 12/01/41	100	104,572
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(b)	400	414,884

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/19)(b)	$175	$168,824
5.13%, 02/15/25 (Call 02/15/20)(b)	200	188,210
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	200	201,366
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(b)	200	204,506
Urban One Inc., 7.38%, 04/15/22 (Call 04/15/20)(b)	25	24,646
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	40	40,704
4.25%, 09/01/23 (Call 06/01/23)	40	41,615
4.38%, 03/15/43	125	113,689
5.25%, 04/01/44 (Call 10/01/43)	285	282,406
5.85%, 09/01/43 (Call 03/01/43)	27	29,446
5.88%, 02/28/57 (Call 02/28/22)(f)	100	100,817
6.25%, 02/28/57 (Call 02/28/27)(f)	75	77,338
6.88%, 04/30/36	324	381,529
Videotron Ltd.
5.00%, 07/15/22	75	78,019
5.13%, 04/15/27 (Call 04/15/22)(b)	85	86,937
5.38%, 06/15/24 (Call 03/15/24)(b)	50	52,629
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/19)(b)	200	206,858
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/20)(d)	200	206,260
Walt Disney Co. (The)
3.00%, 09/15/22(b)	100	100,833
3.38%, 11/15/26 (Call 08/15/26)(b)	105	107,013
3.70%, 10/15/25 (Call 07/15/25)(b)	175	182,698
4.00%, 10/01/23(b)	125	130,536
4.50%, 02/15/21(b)	90	92,960
4.75%, 09/15/44 (Call 03/15/44)(b)	100	114,671
4.75%, 11/15/46 (Call 05/15/46)(b)	100	114,619
4.95%, 10/15/45 (Call 04/15/45)(b)	75	89,222
5.40%, 10/01/43(b)	50	61,398
5.65%, 08/15/20(b)	3	3,111
6.15%, 03/01/37(b)	175	226,443
6.15%, 02/15/41(b)	265	350,012
6.20%, 12/15/34(b)	100	129,783
6.55%, 03/15/33(b)	90	119,239
6.65%, 11/15/37(b)	40	54,870
7.75%, 12/01/45(b)	85	134,452
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	50	47,925
3.40%, 06/15/22	275	279,339
3.55%, 06/01/24 (Call 03/01/24)	250	254,527
3.60%, 07/15/25 (Call 04/15/25)	215	217,341
3.80%, 02/15/27 (Call 11/15/26)	225	226,424
3.88%, 01/15/26 (Call 10/15/25)	160	162,805
4.65%, 06/01/44 (Call 12/01/43)	225	222,091
4.85%, 07/15/45 (Call 01/15/45)	165	167,696
4.90%, 06/15/42	95	97,090
5.38%, 10/15/41	100	107,622
6.25%, 03/29/41	125	147,643
7.70%, 05/01/32	75	101,348
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(b)	150	147,411
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(b)	300	299,943

		45,210,150
Metal Fabricate & Hardware — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(b)	125	122,198
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/19)(b)	45	41,945

Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
MCC Holding Hong Kong Corp. Ltd., 2.95%, 05/31/20(d)	$200	$199,206
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(b)	200	203,314
6.25%, 08/15/24 (Call 08/15/19)(b)	150	156,417
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	50	50,102
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	95	94,673
2.50%, 01/15/23 (Call 10/15/22)	150	149,080
3.25%, 06/15/25 (Call 03/15/25)	210	214,387
4.38%, 06/15/45 (Call 12/15/44)	50	53,776
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	100	101,150
Valmont Industries Inc., 5.25%, 10/01/54 (Call 04/01/54)	50	47,218

		1,433,466
Mining — 0.5%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)(b)	40	42,272
7.00%, 09/30/26 (Call 09/30/21)(b)	200	215,560
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)(c)	50	52,454
Anglo American Capital PLC
4.13%, 09/27/22(b)	200	204,904
4.50%, 03/15/28(b)	300	304,521
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	250	259,060
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/19)(b)	100	102,898
Barrick Gold Corp.
3.85%, 04/01/22	50	51,122
5.25%, 04/01/42	125	135,046
6.45%, 10/15/35	25	29,398
Barrick North America Finance LLC
5.70%, 05/30/41	180	204,662
5.75%, 05/01/43	194	223,030
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	171	172,368
5.00%, 09/30/43	481	561,741
6.42%, 03/01/26	100	118,559
Chinalco Capital Holdings Ltd., 4.00%, 08/25/21(d)	200	198,628
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/20)	50	47,281
Constellium NV, 5.88%, 02/15/26 (Call 11/15/20)(b)	250	254,375
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(d)	200	200,606
4.50%, 08/13/23(d)	200	211,518
4.50%, 09/16/25(d)	400	425,572
4.50%, 08/01/47 (Call 02/01/47)(d)	250	255,837
4.88%, 11/04/44(d)	200	215,798
5.63%, 10/18/43(d)	200	237,860
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 05/31/19)(b)	50	49,750
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(d)	200	188,668
7.50%, 04/01/25 (Call 04/01/20)(d)	600	577,944
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	150	151,672
5.13%, 03/15/23 (Call 12/15/22)(b)	65	66,456
5.13%, 05/15/24 (Call 02/15/24)(b)	75	75,869
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	225	223,092
3.88%, 03/15/23 (Call 12/15/22)	230	227,707
4.00%, 11/14/21	100	101,015
4.55%, 11/14/24 (Call 08/14/24)	75	74,476
5.40%, 11/14/34 (Call 05/14/34)	200	187,830

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mining (continued)
5.45%, 03/15/43 (Call 09/15/42)	$245	$221,098
6.88%, 02/15/23 (Call 02/15/20)	110	116,205
Fresnillo PLC, 5.50%, 11/13/23(c)(d)	200	213,376
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	315	324,444
5.55%, 10/25/42(b)	50	49,024
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	160	158,538
3.88%, 10/27/27 (Call 07/27/27)(b)	150	144,978
4.00%, 04/16/25(b)	100	100,495
4.00%, 03/27/27 (Call 12/27/26)(b)	50	48,936
4.13%, 05/30/23(b)	300	306,600
4.13%, 03/12/24 (Call 02/12/24)(b)	200	202,606
4.63%, 04/29/24(b)	290	300,817
4.88%, 03/12/29 (Call 12/12/28)(b)	100	101,542
Hecla Mining Co., 6.88%, 05/01/21 (Call 05/01/19)	25	25,034
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/19)(b)	50	52,000
7.63%, 01/15/25 (Call 01/15/20)(b)	105	109,549
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(b)	50	51,000
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23(d)	200	214,912
6.53%, 11/15/28(d)	200	227,980
International Wire Group Inc., 10.75%, 08/01/21 (Call 08/01/19)(b)	25	25,301
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(b)	75	79,534
JWAluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(b)	25	25,500
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	155	149,871
5.95%, 03/15/24 (Call 12/15/23)	125	134,089
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(d)	400	404,032
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(d)	250	248,410
4.10%, 04/11/23(d)	250	249,170
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 5.55%, 10/28/20(d)	200	205,378
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(b)	50	50,265
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/19)(b)	75	68,083
6.38%, 05/15/25 (Call 05/15/20)(b)	50	40,177
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	95	88,395
Newmont Goldcorp Corp.
3.50%, 03/15/22 (Call 12/15/21)	307	310,884
3.70%, 03/15/23 (Call 12/15/22)(b)	490	500,123
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	170	176,805
6.25%, 10/01/39	205	248,374
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(b)	125	105,077
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	202,270
Rio Tinto Alcan Inc., 5.75%, 06/01/35	50	60,106
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	670	702,562
5.20%, 11/02/40	230	271,761
7.13%, 07/15/28	90	116,579

Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	$130	$134,911
Southern Copper Corp.
3.50%, 11/08/22	30	30,332
3.88%, 04/23/25	65	65,767
5.25%, 11/08/42	180	188,044
5.88%, 04/23/45	160	179,515
6.75%, 04/16/40	75	90,226
7.50%, 07/27/35	50	63,216
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	50	48,609
5.40%, 02/01/43 (Call 08/01/42)	50	49,743
6.00%, 08/15/40 (Call 02/15/40)	250	264,610
6.13%, 10/01/35	350	381,059
6.25%, 07/15/41 (Call 01/15/41)	370	400,225
8.50%, 06/01/24 (Call 06/01/19)(b)	100	107,021
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(b)	200	200,602
Vedanta Resources Ltd.
6.38%, 07/30/22(d)	200	195,572
7.13%, 05/31/23(d)	200	195,228
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	75	73,861

		16,749,970
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/20)	75	76,621
5.00%, 09/01/25 (Call 03/01/20)	105	107,793
5.50%, 12/01/24 (Call 06/01/24)	100	106,091
Pitney Bowes Inc.
3.88%, 09/15/20	50	50,034
3.88%, 10/01/21 (Call 09/01/21)	75	74,227
4.38%, 05/15/22 (Call 04/15/22)	50	49,091
4.63%, 03/15/24 (Call 12/15/23)	70	65,741
4.70%, 04/01/23 (Call 03/01/23)	75	72,868
Xerox Corp.
3.80%, 05/15/24(c)	25	23,871
4.07%, 03/17/22	25	24,940
4.13%, 03/15/23 (Call 02/15/23)	86	85,176
4.50%, 05/15/21	200	202,842
6.75%, 12/15/39	100	95,363

		1,034,658
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	100	104,781

Oil & Gas — 2.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (Call 12/15/19)(c)	55	20,701
Anadarko Finance Co., Series B, 7.50%, 05/01/31	203	268,522
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	100	102,958
4.85%, 03/15/21 (Call 02/15/21)	128	132,330
5.55%, 03/15/26 (Call 12/15/25)	125	140,746
6.20%, 03/15/40	70	86,991
6.45%, 09/15/36	325	409,276
6.60%, 03/15/46 (Call 09/15/45)	90	121,224
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(c)	75	74,035
5.13%, 12/01/22 (Call 06/01/19)	109	109,426
5.38%, 11/01/21 (Call 11/01/19)	75	75,529
5.63%, 06/01/23 (Call 06/01/19)	100	101,221

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$213	$214,521
4.25%, 01/15/44 (Call 07/15/43)	70	63,353
4.38%, 10/15/28 (Call 07/15/28)	25	25,287
4.75%, 04/15/43 (Call 10/15/42)	208	200,743
5.10%, 09/01/40 (Call 03/01/40)	405	404,652
6.00%, 01/15/37	56	61,717
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(b)	75	73,307
10.00%, 04/01/22 (Call 04/01/20)(b)	106	116,108
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/19)(b)	50	50,025
5.63%, 06/01/24 (Call 06/01/19)(b)	50	47,518
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(b)	50	49,143
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	204,870
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	377	372,314
2.52%, 09/19/22 (Call 08/19/22)	50	49,582
2.75%, 05/10/23	150	149,442
3.02%, 01/16/27 (Call 10/16/26)	100	98,067
3.12%, 05/04/26 (Call 02/04/26)	75	74,642
3.22%, 11/28/23 (Call 09/28/23)	25	25,295
3.22%, 04/14/24 (Call 02/14/24)	400	403,632
3.25%, 05/06/22	140	142,061
3.41%, 02/11/26 (Call 12/11/25)	200	203,388
3.59%, 04/14/27 (Call 01/14/27)	275	279,636
3.79%, 02/06/24 (Call 01/06/24)	25	25,946
3.80%, 09/21/25 (Call 07/21/25)	50	51,866
4.23%, 11/06/28 (Call 08/06/28)	75	80,189
4.50%, 10/01/20	152	155,797
4.74%, 03/11/21	50	51,880
BP Capital Markets PLC
2.50%, 11/06/22	75	74,325
3.06%, 03/17/22	110	111,077
3.28%, 09/19/27 (Call 06/19/27)	425	423,691
3.51%, 03/17/25	350	357,612
3.54%, 11/04/24	150	153,928
3.56%, 11/01/21	150	153,063
3.72%, 11/28/28 (Call 08/28/28)	150	154,291
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	202,222
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25 (Call 02/01/20)	120	120,630
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(b)	75	71,164
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(b)(c)	311	236,820
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	75	77,089
6.38%, 07/01/26 (Call 07/01/21)	50	51,213
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/31/19)	100	96,800
7.63%, 01/15/22 (Call 01/15/20)(c)	75	70,480
7.75%, 04/15/23 (Call 04/15/20)(c)	50	45,591
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	240	238,008
3.45%, 11/15/21 (Call 08/15/21)	105	106,200
3.85%, 06/01/27 (Call 03/01/27)	145	146,536
4.95%, 06/01/47 (Call 12/01/46)	140	152,408

Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 03/15/38	$55	$66,302
6.75%, 02/01/39	250	313,992
7.20%, 01/15/32	185	232,919
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/20)(c)	100	97,302
8.25%, 07/15/25 (Call 07/15/20)	25	25,459
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	175	172,524
3.80%, 09/15/23 (Call 06/15/23)	250	251,647
4.25%, 04/15/27 (Call 01/15/27)	100	100,431
4.45%, 09/15/42 (Call 03/15/42)	75	68,759
6.75%, 11/15/39	335	384,084
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)(b)	25	24,583
6.88%, 04/01/27 (Call 04/01/22)(b)	100	103,795
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(b)	50	36,952
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/20)	75	74,038
5.75%, 03/15/23	50	49,570
7.00%, 10/01/24 (Call 04/01/21)(c)	105	103,936
7.50%, 10/01/26 (Call 10/01/21)	60	58,871
8.00%, 01/15/25 (Call 01/15/20)(c)	150	151,792
8.00%, 03/15/26 (Call 03/15/22)(b)	129	129,915
8.00%, 06/15/27 (Call 06/15/22)	210	205,731
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	225	222,559
2.36%, 12/05/22 (Call 09/05/22)	550	544,038
2.42%, 11/17/20 (Call 10/17/20)	125	124,769
2.43%, 06/24/20 (Call 05/24/20)	110	109,893
2.50%, 03/03/22 (Call 02/03/22)	175	174,596
2.57%, 05/16/23 (Call 03/16/23)	25	24,906
2.90%, 03/03/24 (Call 01/03/24)	200	201,158
2.95%, 05/16/26 (Call 02/16/26)	160	160,109
3.19%, 06/24/23 (Call 03/24/23)	50	50,945
3.33%, 11/17/25 (Call 08/17/25)	175	179,903
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	350	352,688
4.38%, 03/15/29 (Call 12/15/28)	45	46,611
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 08/15/19)(b)	25	24,928
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	400	420,504
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	400	395,836
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	201,510
CNOOC Finance 2015 USA LLC
4.38%, 05/02/28	200	212,278
3.50%, 05/05/25	400	402,828
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	208,410
4.88%, 04/30/44	200	222,270
CNPC General Capital Ltd., 3.95%, 04/19/22(b)	200	204,428
CNX Resources Corp.
5.88%, 04/15/22 (Call 04/15/20)	98	97,588
7.25%, 03/14/27 (Call 03/14/22)(b)	75	72,510
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)(b)	125	114,324
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	75	75,239
4.38%, 01/15/25 (Call 01/15/20)	220	226,631
4.85%, 08/15/48 (Call 02/15/48)	120	126,671
4.88%, 10/01/47 (Call 04/01/47)	117	123,771

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips
5.90%, 10/15/32	$80	$98,909
6.50%, 02/01/39	295	395,837
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	260	275,850
4.95%, 03/15/26 (Call 12/15/25)	230	254,879
5.95%, 03/15/46 (Call 09/15/45)	75	98,369
ConocoPhillips Holding Co., 6.95%, 04/15/29	473	610,946
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	325	327,733
4.38%, 01/15/28 (Call 10/15/27)	110	112,966
4.50%, 04/15/23 (Call 01/15/23)	100	103,446
4.90%, 06/01/44 (Call 12/01/43)	100	101,484
5.00%, 09/15/22 (Call 03/15/20)	385	387,907
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(b)	65	60,542
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(b)	150	148,522
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 11/01/19)	50	50,815
Denbury Resources Inc.
5.50%, 05/01/22 (Call 05/01/19)	25	19,360
7.50%, 02/15/24 (Call 08/15/20)(b)	90	83,154
9.00%, 05/15/21 (Call 12/15/19)(b)	125	127,184
9.25%, 03/31/22 (Call 03/31/20)(b)	52	52,801
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	365	367,372
4.75%, 05/15/42 (Call 11/15/41)	163	163,735
5.00%, 06/15/45 (Call 12/15/44)	89	93,147
5.60%, 07/15/41 (Call 01/15/41)	83	91,968
5.85%, 12/15/25 (Call 09/15/25)	75	85,169
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	160	103,414
5.70%, 10/15/39	50	35,229
7.88%, 08/15/25 (Call 05/15/25)	80	78,244
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)(b)	100	102,213
4.75%, 11/01/24 (Call 11/01/19)	75	76,660
5.38%, 05/31/25 (Call 05/31/20)	35	36,581
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	211,064
Ecopetrol SA
4.13%, 01/16/25	350	353,143
5.38%, 06/26/26 (Call 03/26/26)	360	385,178
5.88%, 09/18/23	250	272,595
5.88%, 05/28/45	595	614,456
7.38%, 09/18/43	300	363,759
Empresa Nacional del Petroleo
3.75%, 08/05/26(d)	400	398,600
4.50%, 09/14/47 (Call 03/14/47)(d)	250	239,162
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	100	102,001
6.50%, 08/15/34	160	193,008
6.63%, 08/15/37	125	148,919
7.20%, 11/01/31	100	123,968
8.13%, 09/15/30	10	13,027
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	75	78,752
5.75%, 01/30/28 (Call 01/30/23)(b)	50	53,559
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	75	76,040

Security	Par (000)	Value
Oil & Gas (continued)
Eni SpA
5.70%, 10/01/40(b)	$100	$106,929
Series X-R, 4.00%, 09/12/23(b)	225	229,626
Series X-R, 4.75%, 09/12/28(b)	200	208,402
ENSCO International Inc., 7.20%, 11/15/27	25	20,753
Ensco Rowan PLC
4.50%, 10/01/24 (Call 07/01/24)	125	99,937
5.20%, 03/15/25 (Call 12/15/24)	75	60,292
5.75%, 10/01/44 (Call 04/01/44)	200	131,544
7.75%, 02/01/26 (Call 11/01/25)	150	129,775
8.00%, 01/31/24 (Call 10/31/23)	37	35,085
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)(c)	50	50,068
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	50	50,273
3.90%, 04/01/35 (Call 10/01/34)	150	152,749
4.10%, 02/01/21	125	127,905
4.15%, 01/15/26 (Call 10/15/25)	75	79,279
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/19)	50	8,595
7.75%, 05/15/26 (Call 05/15/21)(b)	160	142,611
8.00%, 11/29/24 (Call 11/30/19)(b)(c)	50	33,249
8.00%, 02/15/25 (Call 02/15/20)(b)(c)	80	28,006
9.38%, 05/01/20 (Call 05/31/19)	50	18,086
9.38%, 05/01/24 (Call 05/01/20)(b)(c)	125	45,295
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	27	26,758
3.00%, 10/01/22 (Call 09/01/22)	120	117,829
3.90%, 10/01/27 (Call 07/01/27)	190	179,198
4.88%, 11/15/21	145	151,093
Equinor ASA
2.45%, 01/17/23	407	403,634
2.65%, 01/15/24	485	483,099
2.75%, 11/10/21	200	201,024
3.15%, 01/23/22	390	396,224
3.25%, 11/10/24	150	153,045
3.63%, 09/10/28 (Call 06/10/28)	394	405,753
3.70%, 03/01/24	400	416,296
3.95%, 05/15/43	130	132,467
4.25%, 11/23/41	75	79,363
4.80%, 11/08/43	115	131,424
5.10%, 08/17/40	134	156,982
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(b)	125	102,719
7.38%, 05/15/24 (Call 05/15/20)(b)	50	46,130
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	970	966,256
2.40%, 03/06/22 (Call 01/06/22)	225	224,323
2.71%, 03/06/25 (Call 12/06/24)	375	373,616
2.73%, 03/01/23 (Call 01/01/23)	175	175,744
3.04%, 03/01/26 (Call 12/01/25)	300	301,272
3.57%, 03/06/45 (Call 09/06/44)	125	122,710
4.11%, 03/01/46 (Call 09/01/45)	255	271,672
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(d)	200	207,236
6.00%, 01/23/21(d)	200	208,640
7.29%, 08/16/37(d)	400	479,380
8.63%, 04/28/34(d)	100	131,664
Global Marine Inc., 7.00%, 06/01/28(c)	50	45,244
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/19)(b)	25	20,392

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	$100	$87,654
6.38%, 05/15/25 (Call 05/15/20)	85	74,810
6.38%, 01/15/26 (Call 01/15/21)	75	64,949
6.63%, 05/01/23 (Call 05/01/19)	50	48,260
Halcon Resources Corp., 6.75%, 02/15/25 (Call 02/15/20)	65	41,728
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(d)	200	208,700
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	75	75,505
5.60%, 02/15/41	258	270,410
5.80%, 04/01/47 (Call 10/01/46)	50	54,133
7.13%, 03/15/33	50	61,002
7.30%, 08/15/31	125	152,311
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 10/15/19)(c)	50	48,646
8.75%, 06/15/25 (Call 06/15/20)	25	24,138
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(b)	75	74,471
5.75%, 10/01/25 (Call 04/01/20)(b)	50	50,408
6.25%, 11/01/28 (Call 11/01/23)(b)	95	96,928
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	240	257,023
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	51,162
4.40%, 04/15/29 (Call 01/15/29)	200	203,484
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	400	415,196
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	85	78,927
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	70	70,582
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(b)	75	44,924
KazMunayGas National Co. JSC
3.88%, 04/19/22(d)	600	607,032
5.38%, 04/24/30(d)	200	213,156
6.38%, 10/24/48(d)	200	222,078
Kerr-McGee Corp.
6.95%, 07/01/24	25	29,470
7.88%, 09/15/31	110	149,514
Korea National Oil Corp., 4.00%, 01/23/24(d)	200	207,870
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/20)(c)	75	70,797
6.25%, 03/15/23 (Call 03/15/20)(c)	75	69,294
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(b)(c)	25	24,892
Lukoil International Finance BV
4.56%, 04/24/23(d)	400	411,216
4.75%, 11/02/26(d)	400	414,008
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(b)	50	50,989
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	25	24,923
2.80%, 11/01/22 (Call 08/01/22)	202	200,069
4.40%, 07/15/27 (Call 04/15/27)	125	129,247
5.20%, 06/01/45 (Call 12/01/44)	130	141,170
6.60%, 10/01/37	95	114,869
6.80%, 03/15/32	85	103,379
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	55	55,442
3.63%, 09/15/24 (Call 06/15/24)	495	501,608

Security	Par (000)	Value
Oil & Gas (continued)
3.80%, 04/01/28 (Call 01/01/28)(b)	$100	$99,644
4.50%, 04/01/48 (Call 10/01/47)(b)	60	57,886
4.75%, 12/15/23 (Call 10/15/23)(b)	60	63,316
4.75%, 09/15/44 (Call 03/15/44)	150	150,859
5.13%, 03/01/21	135	140,188
5.13%, 12/15/26 (Call 09/15/26)(b)	80	86,413
5.38%, 10/01/22 (Call 10/01/19)(b)	600	610,476
5.85%, 12/15/45 (Call 06/15/45)	100	106,378
6.50%, 03/01/41 (Call 09/01/40)	25	30,456
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	105	106,008
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/19)(b)	100	94,556
6.50%, 01/15/25 (Call 01/15/20)(b)	75	75,697
7.00%, 03/31/24 (Call 09/30/19)(b)	175	166,164
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/19)	65	62,247
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	625	573,025
10.50%, 05/15/27 (Call 05/15/22)(b)	70	71,599
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	110	129,915
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	75	74,956
5.75%, 08/15/25 (Call 08/18/20)	75	76,972
5.88%, 12/01/42 (Call 06/01/42)	75	67,095
6.88%, 08/15/24 (Call 08/15/19)	50	52,512
7.05%, 05/01/29	100	108,462
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	50	51,990
6.00%, 08/15/23 (Call 08/15/19)	50	51,316
Nabors Industries Inc.
4.63%, 09/15/21	100	99,742
5.00%, 09/15/20	50	50,657
5.10%, 09/15/23 (Call 06/15/23)	75	70,639
5.50%, 01/15/23 (Call 11/15/22)(c)	100	95,833
5.75%, 02/01/25 (Call 11/01/24)	100	91,004
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	125	135,114
5.63%, 07/01/24	175	191,476
5.75%, 01/30/22	75	80,009
Nexen Inc.
5.88%, 03/10/35	85	101,458
6.40%, 05/15/37	300	384,729
7.50%, 07/30/39	150	218,176
7.88%, 03/15/32	30	41,663
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	125	124,327
3.90%, 11/15/24 (Call 08/15/24)	150	153,241
4.15%, 12/15/21 (Call 09/15/21)	375	385,024
4.95%, 08/15/47 (Call 02/15/47)	75	76,937
5.25%, 11/15/43 (Call 05/15/43)	175	183,689
6.00%, 03/01/41 (Call 09/01/40)	181	204,061
Noble Holding International Ltd.
5.25%, 03/15/42	75	46,598
6.05%, 03/01/41	75	49,505
6.20%, 08/01/40	125	84,171
7.75%, 01/15/24 (Call 10/15/23)	55	49,887
7.88%, 02/01/26 (Call 02/01/21)(b)	50	48,221
7.95%, 04/01/25 (Call 01/01/25)	75	66,750
8.95%, 04/01/45 (Call 10/01/44)	50	40,763

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(d)	$200	$141,958
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(b)(c)	115	112,161
6.88%, 03/15/22 (Call 09/15/19)	119	119,456
6.88%, 01/15/23 (Call 07/15/19)	75	75,399
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	375	369,585
3.13%, 02/15/22 (Call 11/15/21)	100	100,542
3.40%, 04/15/26 (Call 01/15/26)	325	325,088
4.20%, 03/15/48 (Call 09/15/47)	65	63,235
4.40%, 04/15/46 (Call 10/15/45)	410	412,956
4.63%, 06/15/45 (Call 12/15/44)	75	77,773
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	225	228,996
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/07/24(d)	200	217,532
8.38%, 11/07/28(d)	200	225,762
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	196,052
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	800	782,728
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(b)	85	87,558
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(b)	25	24,378
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(b)	50	51,044
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	100	101,365
5.38%, 01/15/25 (Call 01/15/20)(b)	50	50,858
5.63%, 10/15/27 (Call 10/15/22)(b)	100	103,051
6.25%, 06/01/24 (Call 06/01/19)(b)	125	130,007
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/19)	75	77,076
7.25%, 06/15/25 (Call 06/15/20)	100	103,184
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	55	55,043
6.13%, 09/15/24 (Call 09/15/19)	75	76,132
Pertamina Persero PT
4.88%, 05/03/22(d)	200	207,676
6.00%, 05/03/42(d)	200	218,752
6.45%, 05/30/44(d)	400	459,884
6.50%, 05/27/41(d)	200	230,874
6.50%, 11/07/48(d)	400	466,604
Petrobras Global Finance BV
4.38%, 05/20/23	345	348,995
5.30%, 01/27/25	353	362,386
5.38%, 01/27/21	80	82,528
5.75%, 02/01/29	350	350,595
6.00%, 01/27/28	1,000	1,025,860
6.13%, 01/17/22	400	424,008
6.25%, 03/17/24	300	323,337
6.85%, 06/05/15	200	195,710
6.88%, 01/20/40	40	41,102
6.90%, 03/19/49	300	299,694
7.25%, 03/17/44	200	211,524
7.38%, 01/17/27	679	756,331
8.75%, 05/23/26	853	1,022,406
Petro-Canada, 6.80%, 05/15/38	250	326,705
Petroleos del Peru SA
4.75%, 06/19/32(d)	200	203,710
5.63%, 06/19/47(d)	400	422,304

Security	Par (000)	Value
Oil & Gas (continued)
Petroleos Mexicanos
3.50%, 01/30/23	$270	$259,335
4.25%, 01/15/25	15	14,191
4.50%, 01/23/26	190	177,787
4.63%, 09/21/23	400	397,708
4.88%, 01/18/24	490	488,275
5.38%, 03/13/22	400	409,092
5.50%, 01/21/21	399	407,894
5.50%, 06/27/44	200	164,760
5.63%, 01/23/46	700	583,968
6.25%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)	500	521,515
6.35%, 02/12/48	400	353,472
6.38%, 02/04/21	429	444,281
6.38%, 01/23/45	250	223,715
6.50%, 03/13/27	570	576,019
6.50%, 01/23/29	200	200,144
6.50%, 06/02/41	885	816,306
6.63%, 06/15/35	255	246,450
6.63%, 06/15/38	350	325,878
6.75%, 09/21/47	230	212,097
6.88%, 08/04/26	300	312,528
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	115	146,787
Petronas Capital Ltd.
3.50%, 03/18/25(d)	600	608,370
4.50%, 03/18/45(d)	300	328,296
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)	90	92,612
4.30%, 04/01/22	300	312,648
4.65%, 11/15/34 (Call 05/15/34)	154	165,211
4.88%, 11/15/44 (Call 05/15/44)	500	537,120
5.88%, 05/01/42	25	29,966
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,260
3.95%, 07/15/22 (Call 04/15/22)	100	103,132
4.45%, 01/15/26 (Call 10/15/25)	100	106,035
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	50	47,387
7.13%, 01/15/26 (Call 11/15/20)(b)	75	75,541
7.75%, 12/15/23 (Call 12/15/19)	25	26,011
PTT PCL, 4.50%, 10/25/42(d)	400	393,496
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	250	216,440
5.13%, 10/06/24 (Call 10/06/20)(b)	400	363,104
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	75	73,389
5.38%, 10/01/22 (Call 07/01/22)	50	49,256
5.63%, 03/01/26 (Call 12/01/25)	75	70,318
6.88%, 03/01/21	50	51,765
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(c)	100	92,117
5.00%, 08/15/22 (Call 05/15/22)	75	74,351
5.00%, 03/15/23 (Call 12/15/22)	125	121,777
5.75%, 06/01/21 (Call 03/01/21)	50	51,570
5.88%, 07/01/22 (Call 04/01/22)	47	47,651
Reliance Holdings USA Inc., 5.40%, 02/14/22(d)	500	525,990
Reliance Industries Ltd., 4.88%, 02/10/45(d)	250	259,910
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	100	83,044
4.88%, 06/01/22 (Call 03/01/22)	75	72,514
5.40%, 12/01/42 (Call 06/01/42)	100	64,686

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
5.85%, 01/15/44 (Call 07/15/43)(c)	$50	$33,855
7.38%, 06/15/25 (Call 03/15/25)	75	66,752
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 07/31/19)(b)(c)	100	25,885
8.00%, 06/15/20 (Call 06/15/19)(b)	25	19,402
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/19)	150	19,937
7.25%, 02/15/23 (Call 02/15/20)(b)(c)	50	41,784
7.75%, 06/15/21 (Call 06/15/19)	40	5,560
Saudi Arabian Oil Co.
2.88%, 04/16/24(b)	400	394,176
4.25%, 04/16/39(b)	400	390,564
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(b)	115	111,981
6.75%, 05/01/23 (Call 05/01/19)(b)	50	51,340
6.88%, 06/30/23 (Call 06/30/19)(b)	100	102,760
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(d)	105	102,645
Shell International Finance BV
1.75%, 09/12/21	280	274,467
1.88%, 05/10/21	75	73,997
2.13%, 05/11/20	555	552,286
2.25%, 11/10/20	125	124,464
2.25%, 01/06/23	110	108,266
2.38%, 08/21/22	50	49,629
2.50%, 09/12/26	125	120,496
2.88%, 05/10/26	50	49,597
3.25%, 05/11/25	350	357,035
3.40%, 08/12/23	142	145,624
3.50%, 11/13/23 (Call 10/13/23)	50	51,527
3.63%, 08/21/42	325	315,364
3.75%, 09/12/46	160	158,672
3.88%, 11/13/28 (Call 08/23/28)	280	295,742
4.00%, 05/10/46	130	133,750
4.13%, 05/11/35	55	58,413
4.38%, 05/11/45	561	605,599
4.55%, 08/12/43	50	55,094
5.50%, 03/25/40	107	131,270
6.38%, 12/15/38	175	233,901
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(d)	200	198,834
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	200	204,434
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	200	209,312
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	400	419,852
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(d)	200	198,576
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(d)	200	194,908
2.75%, 09/29/26(d)	200	189,242
3.50%, 05/03/26(d)	200	199,270
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(d)	250	245,005
3.00%, 04/12/22(d)	200	199,318
3.63%, 04/12/27(d)	200	200,794
4.25%, 04/12/47(d)	400	408,208

Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2018 Ltd.
3.75%, 09/12/23(d)	$200	$204,156
4.25%, 09/12/28(d)	400	420,824
4.60%, 09/12/48(d)	200	215,726
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/19)	75	70,369
5.63%, 06/01/25 (Call 06/01/20)	75	70,678
6.13%, 11/15/22 (Call 11/15/19)	175	176,946
6.63%, 01/15/27 (Call 01/15/22)	55	52,213
6.75%, 09/15/26 (Call 09/15/21)(c)	50	48,013
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	73,129
6.20%, 01/23/25 (Call 10/23/24)	175	171,922
7.50%, 04/01/26 (Call 04/01/21)	75	76,187
7.75%, 10/01/27 (Call 10/01/22)(c)	50	50,756
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	125	118,769
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	150	153,385
4.00%, 11/15/47 (Call 05/15/47)	85	82,847
5.95%, 12/01/34	125	150,344
6.50%, 06/15/38	65	82,768
6.85%, 06/01/39	75	98,435
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 02/15/21)	100	101,869
6.00%, 04/15/27 (Call 04/15/22)(b)	80	83,025
Series WI, 5.88%, 03/15/28 (Call 03/15/23)	75	76,903
Tosco Corp., 8.13%, 02/15/30	50	69,648
Total Capital International SA
2.70%, 01/25/23	50	50,030
2.75%, 06/19/21	50	50,183
2.88%, 02/17/22	200	201,284
3.46%, 02/19/29 (Call 11/19/28)	250	255,302
3.70%, 01/15/24	15	15,571
3.75%, 04/10/24	155	161,344
Total Capital SA
3.88%, 10/11/28	250	264,097
4.45%, 06/24/20	120	122,515
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	76	77,491
Transocean Inc.
6.80%, 03/15/38	150	119,293
7.25%, 11/01/25 (Call 11/01/21)(b)	100	99,005
7.50%, 01/15/26 (Call 01/15/21)(b)	100	98,856
7.50%, 04/15/31	100	87,807
8.38%, 12/15/21	150	159,000
9.00%, 07/15/23 (Call 07/15/20)(b)	100	106,972
9.35%, 12/15/41	75	71,151
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	9	9,710
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	55	58,567
Tullow Oil PLC, 6.25%, 04/15/22 (Call 04/15/20)(b)	200	201,442
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/20)(b)	25	8,073
7.13%, 04/15/25 (Call 04/15/20)(b)	50	7,435
Unit Corp., 6.63%, 05/15/21 (Call 05/15/19)	100	98,063
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	420	413,221
3.65%, 03/15/25	25	25,363
4.00%, 04/01/29 (Call 01/01/29)	200	202,420

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
4.90%, 03/15/45	$225	$236,765
6.63%, 06/15/37	155	190,331
7.50%, 04/15/32	142	184,520
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(b)	75	58,480
9.75%, 04/15/23 (Call 10/15/20)(b)	50	39,680
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(b)	85	86,532
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	144	147,486
6.25%, 04/01/23 (Call 01/01/23)(c)	50	51,299
6.63%, 01/15/26 (Call 10/15/25)	130	129,784
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	155	153,765
3.70%, 09/15/26 (Call 06/15/26)(b)	140	138,086
4.50%, 03/04/29 (Call 12/04/28)(b)	275	281,482
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	100	103,249
5.75%, 06/01/26 (Call 06/01/21)	40	41,442
6.00%, 01/15/22 (Call 10/15/21)	69	72,072
8.25%, 08/01/23 (Call 06/01/23)	25	28,520
YPF SA
6.95%, 07/21/27(d)	98	83,420
8.50%, 03/23/21(c)(d)	200	195,612
8.50%, 07/28/25(d)	201	185,041
8.75%, 04/04/24(d)	200	191,976

		86,838,391
Oil & Gas Services — 0.2%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/21)	40	41,328
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 10/01/22 (Call 04/01/20)	50	50,522
6.88%, 04/01/27 (Call 04/01/22)(b)	75	78,377
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	115	121,078
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	25	24,903
3.34%, 12/15/27 (Call 09/15/27)	75	73,369
4.08%, 12/15/47 (Call 06/15/47)	60	55,839
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(b)	50	40,171
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(b)	85	71,400
COSL Singapore Capital Ltd., 4.50%, 07/30/25(d)	200	207,420
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(b)	65	63,110
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)	50	51,930
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 10/01/19)	75	70,996
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/19)	50	49,377
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	325	330,837
3.80%, 11/15/25 (Call 08/15/25)	269	275,249
4.75%, 08/01/43 (Call 02/01/43)	35	36,157
4.85%, 11/15/35 (Call 05/15/35)	100	105,091
5.00%, 11/15/45 (Call 05/15/45)	470	502,702
6.70%, 09/15/38	125	157,389
7.45%, 09/15/39	25	33,517
Hi-Crush Partners LP, 9.50%, 08/01/26 (Call 08/01/21)(b)	65	50,537
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (Call 04/01/20)(b)	200	174,060

Security	Par (000)	Value
Oil & Gas Services (continued)
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(b)	$25	$26,260
McDermott Technology Americas Inc./McDermott
Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)	170	153,546
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	436	427,991
3.95%, 12/01/42 (Call 06/01/42)	65	54,839
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	45	46,443
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	50	47,480
6.00%, 02/01/28 (Call 11/01/27)	100	98,134
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	145	138,210
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20(b)	500	495,925
2.65%, 11/20/22 (Call 10/20/22)(b)	250	249,372
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	70	71,577
3.90%, 05/17/28 (Call 02/17/28)(b)	371	371,000
4.00%, 12/21/25 (Call 09/21/25)(b)	12	12,350
4.30%, 05/01/29 (Call 02/01/29)(b)	100	103,167
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(b)	125	126,404
3.65%, 12/01/23 (Call 09/01/23)	13	13,423
SESI LLC
7.13%, 12/15/21 (Call 12/15/19)	25	21,258
7.75%, 09/15/24 (Call 09/15/20)	100	73,716
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(b)	56	59,412
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	100	103,225
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	90	94,628
6.88%, 09/01/27 (Call 09/01/22)(b)	85	89,453
Weatherford International LLC
6.80%, 06/15/37	100	64,528
9.88%, 03/01/25 (Call 12/01/24)(c)	75	52,727
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(c)	200	139,690
5.95%, 04/15/42 (Call 10/17/41)	25	16,036
6.75%, 09/15/40	100	64,250
7.00%, 03/15/38	100	64,032
7.75%, 06/15/21 (Call 05/15/21)(c)	100	87,963
8.25%, 06/15/23 (Call 03/15/23)	45	31,705
9.88%, 02/15/24 (Call 11/15/23)(c)	125	88,639
9.88%, 03/01/39	25	16,682

		6,169,424
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(b)	100	103,104
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(e)	200	200,272
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)(b)	200	202,284
6.00%, 02/15/25 (Call 02/15/20)(b)	200	201,866
7.25%, 05/15/24 (Call 05/15/19)(b)	200	210,982

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Packaging & Containers (continued)
Ball Corp.
4.00%, 11/15/23	$125	$126,169
4.38%, 12/15/20	100	101,894
4.88%, 03/15/26 (Call 12/15/25)	100	103,571
5.00%, 03/15/22	100	103,920
5.25%, 07/01/25	100	106,452
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	25	23,547
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	90	87,274
5.13%, 07/15/23 (Call 07/15/19)	50	50,882
5.50%, 05/15/22 (Call 05/15/19)	100	101,368
6.00%, 10/15/22 (Call 10/15/19)	50	51,568
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(b)	200	198,488
7.25%, 04/15/25 (Call 04/15/20)(b)	200	194,880
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150	153,106
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	100	97,649
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	100	101,636
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(b)	50	46,886
7.88%, 07/15/26 (Call 07/15/21)(b)	80	75,084
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)(c)	51	50,788
4.88%, 11/15/22 (Call 08/15/22)	300	308,850
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	40	41,204
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(b)	50	51,259
Multi-Color Corp.
4.88%, 11/01/25 (Call 11/01/20)(b)	75	78,037
6.13%, 12/01/22 (Call 12/01/19)(b)	50	51,500
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	75	76,810
5.38%, 01/15/25(b)	100	102,444
5.88%, 08/15/23(b)	150	157,536
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	75	73,559
3.65%, 09/15/24 (Call 06/15/24)	150	151,165
4.50%, 11/01/23 (Call 08/01/23)	100	105,050
Pactiv LLC, 7.95%, 12/15/25	50	51,243
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	100	93,557
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(b)	215	218,335
5.75%, 10/15/20 (Call 10/15/19)	388	388,686
7.00%, 07/15/24 (Call 07/15/19)(b)	150	155,022
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	100	103,332
5.13%, 12/01/24 (Call 09/01/24)(b)	75	77,914
5.25%, 04/01/23 (Call 01/01/23)(b)	75	78,033
5.50%, 09/15/25 (Call 06/15/25)(b)	100	105,163
6.88%, 07/15/33(b)	25	27,216
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/20)	25	24,840
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	75	82,804
W/S Packaging Holdings Inc., 9.00%, 04/15/23 (Call 04/15/20)(b)	25	27,101

Security	Par (000)	Value
Packaging & Containers (continued)
WestRock MWV LLC
7.95%, 02/15/31	$60	$78,329
8.20%, 01/15/30	75	99,315
WestRock RKT LLC, 4.90%, 03/01/22	50	52,334
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	175	171,337
4.00%, 03/15/28 (Call 12/15/27)	150	151,159
4.65%, 03/15/26 (Call 01/15/26)	105	110,740
4.90%, 03/15/29 (Call 12/15/28)	125	134,057

		6,121,601
Pharmaceuticals — 1.5%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	100	99,002
2.50%, 05/14/20 (Call 04/14/20)	435	433,617
2.90%, 11/06/22	225	224,512
3.20%, 11/06/22 (Call 09/06/22)	195	196,722
3.20%, 05/14/26 (Call 02/14/26)	275	267,261
3.38%, 11/14/21	150	151,683
3.60%, 05/14/25 (Call 02/14/25)	350	351,624
4.25%, 11/14/28 (Call 08/14/28)	255	261,049
4.30%, 05/14/36 (Call 11/14/35)	190	182,273
4.40%, 11/06/42	325	301,619
4.45%, 05/14/46 (Call 11/14/45)	235	217,713
4.50%, 05/14/35 (Call 11/14/34)	160	157,403
4.70%, 05/14/45 (Call 11/14/44)	300	288,339
4.88%, 11/14/48 (Call 05/14/48)	625	617,500
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	70	69,882
4.63%, 10/01/42 (Call 04/01/42)	50	47,758
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	1,527	1,534,223
3.80%, 03/15/25 (Call 12/15/24)	450	454,495
4.55%, 03/15/35 (Call 09/15/34)	300	295,200
4.75%, 03/15/45 (Call 09/15/44)	50	48,829
4.85%, 06/15/44 (Call 12/15/43)	375	369,161
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	175	171,290
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	100	104,118
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	99,065
3.40%, 05/15/24 (Call 02/15/24)	50	50,549
3.45%, 12/15/27 (Call 09/15/27)	175	168,824
4.25%, 03/01/45 (Call 09/01/44)	20	17,647
4.30%, 12/15/47 (Call 06/15/47)	150	134,490
AstraZeneca PLC
2.38%, 11/16/20	345	343,109
2.38%, 06/12/22 (Call 05/12/22)	25	24,696
3.38%, 11/16/25	425	430,198
3.50%, 08/17/23 (Call 07/17/23)	50	51,215
4.00%, 01/17/29 (Call 10/17/28)	100	104,434
4.00%, 09/18/42	200	195,434
4.38%, 11/16/45	200	206,168
6.45%, 09/15/37	302	383,310
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(b)	225	245,464
9.25%, 04/01/26 (Call 04/01/22)(b)	225	250,373
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/20)(b)	125	125,625
5.50%, 11/01/25 (Call 11/01/20)(b)	280	287,344
5.75%, 08/15/27 (Call 08/15/22)(b)	65	67,837
5.88%, 05/15/23 (Call 05/15/19)(b)	405	408,062

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
6.13%, 04/15/25 (Call 04/15/20)(b)	$425	$429,879
6.50%, 03/15/22 (Call 03/15/20)(b)	205	212,177
7.00%, 03/15/24 (Call 03/15/20)(b)	250	263,555
9.00%, 12/15/25 (Call 12/15/21)(b)	190	210,421
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	564	551,575
3.50%, 06/25/21 (Call 05/25/21)(b)	250	251,410
3.88%, 12/15/23 (Call 11/15/23)(b)	250	251,905
4.20%, 07/15/34 (Call 01/15/34)(b)	200	184,766
4.25%, 12/15/25 (Call 10/15/25)(b)	100	101,329
4.38%, 12/15/28 (Call 09/15/28)(b)	250	250,827
4.40%, 07/15/44 (Call 01/15/44)(b)	179	159,199
4.63%, 06/25/38 (Call 12/25/37)(b)	250	240,130
4.70%, 07/15/64 (Call 01/15/64)(b)	75	63,600
4.88%, 06/25/48 (Call 12/25/47)(b)	200	193,418
Bristol-Myers Squibb Co.
2.00%, 08/01/22	132	129,034
3.25%, 02/27/27	275	273,628
3.25%, 08/01/42	50	42,492
4.50%, 03/01/44 (Call 09/01/43)	100	102,930
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	160	157,475
3.08%, 06/15/24 (Call 04/15/24)	125	122,513
3.41%, 06/15/27 (Call 03/15/27)	195	184,918
3.75%, 09/15/25 (Call 06/15/25)	177	178,060
4.37%, 06/15/47 (Call 12/15/46)	250	219,072
4.60%, 03/15/43	55	49,886
Cigna Corp.
3.40%, 09/17/21(b)	100	101,047
3.75%, 07/15/23 (Call 06/15/23)(b)	60	61,046
4.13%, 11/15/25 (Call 09/15/25)(b)	400	413,416
4.38%, 10/15/28 (Call 07/16/28)(b)	50	51,558
4.80%, 08/15/38 (Call 02/15/38)(b)	200	201,678
4.90%, 12/15/48 (Call 06/15/48)(b)	400	403,720
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	375	368,966
2.75%, 12/01/22 (Call 09/01/22)	250	246,197
2.80%, 07/20/20 (Call 06/20/20)	325	324,639
2.88%, 06/01/26 (Call 03/01/26)	255	240,840
3.35%, 03/09/21	835	841,020
3.38%, 08/12/24 (Call 05/12/24)	125	124,411
3.50%, 07/20/22 (Call 05/20/22)	225	227,817
3.70%, 03/09/23 (Call 02/09/23)	475	481,560
3.88%, 07/20/25 (Call 04/20/25)	540	544,320
4.00%, 12/05/23 (Call 09/05/23)	185	189,199
4.10%, 03/25/25 (Call 01/25/25)	500	509,250
4.30%, 03/25/28 (Call 12/25/27)	875	883,190
4.78%, 03/25/38 (Call 09/25/37)	775	754,594
4.88%, 07/20/35 (Call 01/20/35)	235	232,168
5.05%, 03/25/48 (Call 09/25/47)	849	838,795
5.13%, 07/20/45 (Call 01/20/45)	230	227,969
5.30%, 12/05/43 (Call 06/05/43)	50	51,039
6.13%, 09/15/39	25	27,834
6.25%, 06/01/27	45	51,269
Elanco Animal Health Inc.
3.91%, 08/27/21(b)	65	66,139
4.27%, 08/28/23 (Call 07/28/23)(b)	95	98,684
4.90%, 08/28/28 (Call 05/28/28)(b)	85	90,262

Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
2.35%, 05/15/22	$15	$14,918
2.75%, 06/01/25 (Call 03/01/25)	250	249,432
3.10%, 05/15/27 (Call 02/15/27)	140	141,204
3.38%, 03/15/29 (Call 12/15/28)	85	86,883
3.70%, 03/01/45 (Call 09/01/44)	180	175,255
3.88%, 03/15/39 (Call 09/15/38)	90	91,751
3.95%, 05/15/47 (Call 11/15/46)	75	76,263
3.95%, 03/15/49 (Call 09/15/48)	90	91,611
4.15%, 03/15/59 (Call 09/15/58)	95	97,468
5.55%, 03/15/37	20	24,105
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	200	197,232
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/19)(b)	200	163,006
6.00%, 02/01/25 (Call 02/01/20)(b)	200	152,818
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	300	297,090
3.40%, 03/01/27 (Call 12/01/26)	410	399,057
3.50%, 06/15/24 (Call 03/15/24)	50	50,371
3.90%, 02/15/22	300	307,017
4.50%, 02/25/26 (Call 11/27/25)	260	271,900
4.75%, 11/15/21	160	166,942
4.80%, 07/15/46 (Call 01/15/46)	350	347,308
6.13%, 11/15/41	130	151,233
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	35	35,011
3.38%, 05/15/23	250	255,185
3.63%, 05/15/25	210	217,014
3.88%, 05/15/28	350	366,502
4.20%, 03/18/43	25	26,195
5.38%, 04/15/34	25	29,865
6.38%, 05/15/38	284	375,317
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	175	175,584
3.00%, 06/01/24 (Call 05/01/24)	100	100,428
3.13%, 05/14/21	250	252,392
3.38%, 06/01/29 (Call 03/01/29)	100	100,226
HLF Financing Sarl LLC/Herbalife International Inc.,
7.25%, 08/15/26 (Call 08/15/21)(b)	50	50,952
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	200	197,128
1.95%, 11/10/20	3	2,981
2.05%, 03/01/23 (Call 01/01/23)	50	49,176
2.45%, 03/01/26 (Call 12/01/25)	255	248,072
2.63%, 01/15/25 (Call 11/15/24)	50	49,898
2.90%, 01/15/28 (Call 10/15/27)	307	304,998
2.95%, 03/03/27 (Call 12/03/26)	85	84,918
3.38%, 12/05/23	150	156,095
3.40%, 01/15/38 (Call 07/15/37)	100	97,612
3.50%, 01/15/48 (Call 07/15/47)	10	9,721
3.55%, 03/01/36 (Call 09/01/35)	200	199,916
3.63%, 03/03/37 (Call 09/03/36)	140	141,373
3.70%, 03/01/46 (Call 09/01/45)	455	458,271
3.75%, 03/03/47 (Call 09/03/46)	200	202,744
4.38%, 12/05/33 (Call 06/05/33)	95	105,729
4.50%, 12/05/43 (Call 06/05/43)	50	56,280
4.95%, 05/15/33	25	29,360
5.95%, 08/15/37	85	109,981

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$250	$246,787
3.80%, 03/15/24 (Call 12/15/23)	150	153,267
3.95%, 02/16/28 (Call 11/16/27)	85	84,593
4.75%, 05/30/29 (Call 02/28/29)	150	157,020
Mead Johnson Nutrition Co.
3.00%, 11/15/20	167	167,579
4.13%, 11/15/25 (Call 08/15/25)	250	263,805
Merck & Co. Inc.
2.35%, 02/10/22	140	139,418
2.40%, 09/15/22 (Call 03/15/22)	145	144,548
2.75%, 02/10/25 (Call 11/10/24)	425	423,572
2.80%, 05/18/23	170	171,306
2.90%, 03/07/24 (Call 02/07/24)	40	40,508
3.40%, 03/07/29 (Call 12/07/28)	200	204,014
3.60%, 09/15/42 (Call 03/15/42)	50	48,301
3.70%, 02/10/45 (Call 08/10/44)	290	284,087
3.88%, 01/15/21 (Call 10/15/20)	30	30,598
3.90%, 03/07/39 (Call 09/07/38)	100	102,554
4.00%, 03/07/49 (Call 09/07/48)	100	102,540
4.15%, 05/18/43	400	419,800
6.55%, 09/15/37	100	135,844
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	300	294,117
5.40%, 11/29/43 (Call 05/29/43)	118	110,889
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	340	340,061
3.95%, 06/15/26 (Call 03/15/26)	380	365,864
5.25%, 06/15/46 (Call 12/15/45)	245	223,803
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	380	377,849
2.40%, 09/21/22	100	99,314
3.00%, 11/20/25 (Call 08/20/25)	190	191,794
3.10%, 05/17/27 (Call 02/17/27)	200	200,236
3.40%, 05/06/24	60	61,738
3.70%, 09/21/42	25	24,716
4.00%, 11/20/45 (Call 05/20/45)	50	51,551
4.40%, 05/06/44	335	367,887
NVA Holdings Inc./United States, 6.88%, 04/01/26
(Call 04/01/21)(b)	25	25,375
Owens & Minor Inc.
3.88%, 09/15/21	50	40,829
4.38%, 12/15/24 (Call 09/15/24)	75	48,560
Par Pharmaceutical Inc., 7.50%, 04/01/27
(Call 04/01/22)(b)	230	238,871
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	195,300
4.38%, 03/15/26 (Call 12/15/25)	225	221,706
4.90%, 12/15/44 (Call 06/15/44)	390	328,353
Pfizer Inc.
2.20%, 12/15/21	100	99,228
2.75%, 06/03/26	275	270,762
2.80%, 03/11/22	55	55,386
2.95%, 03/15/24 (Call 02/15/24)	95	96,075
3.00%, 09/15/21	50	50,599
3.00%, 06/15/23	223	226,042
3.00%, 12/15/26	2,048	2,047,058
3.20%, 09/15/23 (Call 08/15/23)	50	51,098
3.40%, 05/15/24	50	51,636
3.45%, 03/15/29 (Call 12/15/28)	150	152,402

Security	Par (000)	Value
Pharmaceuticals (continued)
3.60%, 09/15/28 (Call 06/15/28)	$75	$77,522
3.90%, 03/15/39 (Call 09/15/38)	145	147,975
4.00%, 12/15/36	20	20,543
4.00%, 03/15/49 (Call 09/15/48)	150	152,690
4.10%, 09/15/38 (Call 03/15/38)	150	156,891
4.13%, 12/15/46	225	233,363
4.30%, 06/15/43	70	74,047
4.40%, 05/15/44	160	171,750
5.60%, 09/15/40	25	31,077
5.80%, 08/12/23	350	393,886
7.20%, 03/15/39	315	452,923
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	100	102,314
3.63%, 06/19/28 (Call 03/19/28)	100	103,527
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	721	712,471
2.88%, 09/23/23 (Call 07/23/23)	335	330,722
3.20%, 09/23/26 (Call 06/23/26)	373	363,145
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(b)	300	315,147
5.00%, 11/26/28 (Call 08/26/28)(b)	250	273,062
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	187,742
Series 2, 3.65%, 11/10/21	50	49,229
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	130	127,370
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	275	263,865
2.80%, 07/21/23	295	268,019
3.15%, 10/01/26	375	315,397
4.10%, 10/01/46	470	333,667
6.75%, 03/01/28 (Call 12/01/27)	400	412,108
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(b)	10	10,339
Wyeth LLC, 5.95%, 04/01/37	340	429,301
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	205	197,766
3.25%, 08/20/21	50	50,477
3.25%, 02/01/23 (Call 11/01/22)	750	756,435
3.45%, 11/13/20 (Call 10/13/20)	130	131,235
3.90%, 08/20/28 (Call 05/20/28)	110	113,108
3.95%, 09/12/47 (Call 03/12/47)	75	71,696
4.45%, 08/20/48 (Call 02/20/48)	50	51,932
4.50%, 11/13/25 (Call 08/13/25)	205	218,239
4.70%, 02/01/43 (Call 08/01/42)	75	80,270

		50,368,221
Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(d)	400	422,088
AI Candelaria Spain SLU, 7.50%, 12/15/28
(Call 09/15/28)(b)	250	267,180
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/19)(b)	95	91,494
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	63	63,723
5.20%, 12/01/47 (Call 06/01/47)	25	25,442
5.25%, 01/15/25 (Call 01/15/21)	310	325,643
6.25%, 10/15/22 (Call 10/15/19)	37	37,973
6.38%, 05/01/24 (Call 05/01/19)	125	131,199
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	75	76,607
5.75%, 03/01/27 (Call 03/01/22)(b)	125	127,556

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	$325	$332,865
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/19)(b)	25	25,367
6.63%, 07/15/26 (Call 07/15/21)(b)	50	51,095
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	25	24,610
4.80%, 05/03/29 (Call 02/03/29)	200	199,826
5.95%, 06/01/26 (Call 03/01/26)	135	144,858
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	150	145,798
4.13%, 12/01/27 (Call 09/01/27)	100	97,030
4.15%, 07/01/23 (Call 04/01/23)	75	76,493
5.60%, 10/15/44 (Call 04/15/44)	75	73,858
5.85%, 11/15/43 (Call 05/15/43)	50	50,621
6.38%, 01/22/78 (Call 01/22/23)(f)	50	46,024
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	135	140,710
5.88%, 03/31/25 (Call 10/02/24)	170	183,415
7.00%, 06/30/24 (Call 01/01/24)	317	355,493
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)	180	184,050
5.63%, 10/01/26 (Call 10/01/21)(b)	180	185,971
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	50	51,650
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(b)	45	44,832
5.75%, 04/01/25 (Call 04/01/20)	100	102,544
6.25%, 04/01/23 (Call 04/01/20)	100	102,746
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	75	75,214
4.75%, 09/30/21 (Call 06/30/21)(b)	100	102,246
4.95%, 04/01/22 (Call 01/01/22)	25	25,750
5.38%, 07/15/25 (Call 04/15/25)	95	99,804
5.60%, 04/01/44 (Call 10/01/43)	75	71,301
5.85%, 05/21/43 (Call 05/21/23)(b)(f)	75	69,906
6.45%, 11/03/36(b)	50	51,176
6.75%, 09/15/37(b)	125	130,937
8.13%, 08/16/30	75	89,640
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	215	214,422
4.40%, 03/15/27 (Call 12/15/26)	50	49,349
4.95%, 05/15/28 (Call 02/15/28)	130	132,538
5.00%, 05/15/44 (Call 11/15/43)	25	22,595
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	330	336,432
5.50%, 09/15/40 (Call 03/15/40)	55	61,626
5.88%, 10/15/25 (Call 07/15/25)	105	118,980
7.38%, 10/15/45 (Call 04/15/45)	75	104,271
Series B, 7.50%, 04/15/38	10	13,441
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	130	131,440
3.70%, 07/15/27 (Call 04/15/27)	115	115,568
4.25%, 12/01/26 (Call 09/01/26)	130	135,577
5.50%, 12/01/46 (Call 05/29/46)(c)	135	161,101
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	275	276,727
4.05%, 03/15/25 (Call 12/15/24)	215	218,509
4.20%, 04/15/27 (Call 01/15/27)	25	25,156
4.25%, 03/15/23 (Call 12/15/22)	110	112,850
4.50%, 04/15/24 (Call 03/15/24)	470	490,981

Security	Par (000)	Value
Pipelines (continued)
4.75%, 01/15/26 (Call 10/15/25)	$135	$141,417
4.90%, 03/15/35 (Call 09/15/34)	390	377,048
5.15%, 02/01/43 (Call 08/01/42)	70	66,724
5.15%, 03/15/45 (Call 09/15/44)	150	145,818
5.20%, 02/01/22 (Call 11/01/21)	400	420,228
5.25%, 04/15/29 (Call 01/15/29)	200	215,226
5.30%, 04/15/47 (Call 10/15/46)	40	39,786
5.50%, 06/01/27 (Call 03/01/27)	100	108,573
5.88%, 01/15/24 (Call 10/15/23)	175	190,998
6.05%, 06/01/41 (Call 12/01/40)	50	53,563
6.13%, 12/15/45 (Call 06/15/45)	190	206,899
6.50%, 02/01/42 (Call 08/01/41)	315	355,159
7.50%, 10/15/20	150	159,522
7.50%, 07/01/38	50	61,184
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	350	380,859
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	26,320
5.88%, 03/01/22 (Call 01/01/22)	260	277,649
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	45	45,117
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	38	36,734
4.40%, 04/01/24 (Call 01/01/24)	75	74,622
4.85%, 07/15/26 (Call 04/15/26)	75	74,398
5.05%, 04/01/45 (Call 10/01/44)	100	86,441
5.45%, 06/01/47 (Call 12/01/46)	25	22,133
5.60%, 04/01/44 (Call 10/01/43)	100	90,072
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	40	40,011
3.35%, 03/15/23 (Call 12/15/22)	425	430,652
3.50%, 02/01/22	125	127,037
3.70%, 02/15/26 (Call 11/15/25)	50	51,207
3.75%, 02/15/25 (Call 11/15/24)	426	439,376
3.90%, 02/15/24 (Call 11/15/23)	58	60,082
3.95%, 02/15/27 (Call 11/15/26)	130	135,091
4.15%, 10/16/28 (Call 07/16/28)	225	236,756
4.25%, 02/15/48 (Call 08/15/47)	300	293,937
4.45%, 02/15/43 (Call 08/15/42)	110	110,441
4.80%, 02/01/49 (Call 08/01/48)	175	185,775
4.85%, 08/15/42 (Call 02/15/42)	126	133,549
4.85%, 03/15/44 (Call 09/15/43)	265	280,174
4.90%, 05/15/46 (Call 11/15/45)	205	219,899
4.95%, 10/15/54 (Call 04/15/54)	50	52,048
5.10%, 02/15/45 (Call 08/15/44)	70	76,481
5.20%, 09/01/20	40	41,287
5.70%, 02/15/42	170	197,647
6.13%, 10/15/39	50	60,045
6.45%, 09/01/40	25	30,989
7.55%, 04/15/38	65	87,066
Series E, 5.25%, 08/16/77 (Call 08/16/27)(f)	50	48,081
Series H, 6.65%, 10/15/34	25	31,399
Series J, 5.75%, 03/01/35	100	109,353
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	175	178,274
5.50%, 07/15/28 (Call 04/15/28)	100	102,381
4.00%, 08/01/24 (Call 05/01/24)	250	243,922
Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	100	102,814
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/19)	50	49,504
6.00%, 05/15/23 (Call 05/15/19)	75	75,938

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
6.25%, 05/15/26 (Call 02/15/21)	$50	$49,497
6.50%, 10/01/25 (Call 10/01/20)	75	75,350
6.75%, 08/01/22 (Call 08/01/19)	100	101,677
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	50	52,597
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26 (Call 02/15/21)(b)	95	97,326
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 08/01/19)(b)	75	78,289
IFM U.S. Colonial Pipeline 2 LLC, 6.45%, 05/01/21 (Call 02/01/21)(b)	100	103,440
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	252,587
3.50%, 09/01/23 (Call 06/01/23)	25	25,313
3.95%, 09/01/22 (Call 06/01/22)	50	51,455
4.15%, 02/01/24 (Call 11/01/23)	50	51,841
5.00%, 10/01/21 (Call 07/01/21)	25	26,054
5.00%, 08/15/42 (Call 02/15/42)	60	60,191
5.00%, 03/01/43 (Call 09/01/42)	35	35,110
5.30%, 09/15/20	100	103,167
5.40%, 09/01/44 (Call 03/01/44)	75	79,365
5.50%, 03/01/44 (Call 09/01/43)	60	63,978
5.63%, 09/01/41	250	269,080
6.95%, 01/15/38	175	215,957
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	124	124,303
4.30%, 06/01/25 (Call 03/01/25)	650	681,174
4.30%, 03/01/28 (Call 12/01/27)	150	155,458
5.05%, 02/15/46 (Call 08/15/45)	96	98,489
5.20%, 03/01/48 (Call 09/01/47)	200	211,478
5.30%, 12/01/34 (Call 06/01/34)	175	191,156
5.55%, 06/01/45 (Call 12/01/44)	590	643,188
7.75%, 01/15/32	32	42,088
7.80%, 08/01/31	75	97,619
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	48,852
4.20%, 12/01/42 (Call 06/01/42)	25	23,036
4.20%, 10/03/47 (Call 04/03/47)	130	125,845
4.85%, 02/01/49 (Call 08/01/48)	150	160,195
5.00%, 03/01/26 (Call 12/01/25)	50	54,305
5.15%, 10/15/43 (Call 04/15/43)	75	81,379
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 05/31/19)	15	14,700
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	100	101,357
3.90%, 04/01/24 (Call 03/01/24)(b)	100	102,153
4.63%, 04/01/29 (Call 01/01/29)(b)	100	103,574
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	250	251,635
4.00%, 02/15/25 (Call 11/15/24)	30	30,613
4.00%, 03/15/28 (Call 12/15/27)	50	50,014
4.13%, 03/01/27 (Call 12/01/26)	325	328,481
4.50%, 04/15/38 (Call 10/15/37)	180	173,027
4.70%, 04/15/48 (Call 10/15/47)	130	125,442
4.88%, 12/01/24 (Call 09/01/24)	540	575,942
4.88%, 06/01/25 (Call 03/01/25)	35	37,281
4.90%, 04/15/58 (Call 10/15/57)	50	47,288
5.20%, 03/01/47 (Call 09/01/46)	145	149,553
5.50%, 02/15/49 (Call 08/15/48)	825	892,485

Security	Par (000)	Value
Pipelines (continued)
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(b)	$40	$40,961
4.88%, 08/15/27 (Call 02/15/27)(b)	100	103,209
7.77%, 12/15/37(b)	125	153,461
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	90	90,949
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	30	30,289
5.63%, 04/28/27 (Call 01/28/27)	50	50,071
6.75%, 02/01/21	75	78,187
Oleoducto Central SA, 4.00%, 05/07/21(d)	400	403,480
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	165	166,993
4.25%, 02/01/22 (Call 11/02/21)	25	25,694
4.35%, 03/15/29 (Call 12/15/28)	100	102,984
4.55%, 07/15/28 (Call 04/15/28)	160	167,104
4.95%, 07/13/47 (Call 01/06/47)	25	24,950
5.20%, 07/15/48 (Call 01/15/48)	125	129,740
6.00%, 06/15/35	40	43,771
7.50%, 09/01/23 (Call 06/01/23)	60	69,385
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	110	110,867
4.90%, 03/15/25 (Call 12/15/24)	50	53,348
5.00%, 09/15/23 (Call 06/15/23)	100	106,178
6.13%, 02/01/41 (Call 08/01/40)	100	112,663
6.20%, 09/15/43 (Call 03/15/43)	100	113,645
6.65%, 10/01/36	50	58,394
6.85%, 10/15/37	50	59,572
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/19)	25	25,552
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	98,819
3.75%, 03/01/28 (Call 01/01/27)	200	197,448
4.90%, 10/01/46 (Call 04/01/46)	25	25,312
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	249,377
3.65%, 06/01/22 (Call 03/01/22)	149	150,489
4.30%, 01/31/43 (Call 07/31/42)	25	22,100
4.50%, 12/15/26 (Call 09/15/26)	350	360,573
4.65%, 10/15/25 (Call 07/15/25)	285	297,948
4.70%, 06/15/44 (Call 12/15/43)	150	141,261
4.90%, 02/15/45 (Call 08/15/44)	50	48,404
5.00%, 02/01/21 (Call 11/01/20)	45	46,259
5.15%, 06/01/42 (Call 12/01/41)	150	145,686
Rockies Express Pipeline LLC
4.95%, 07/15/29 (Call 04/15/29)(b)	95	95,200
6.88%, 04/15/40(b)	50	54,837
7.50%, 07/15/38(b)	25	27,978
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	286	289,641
5.00%, 03/15/27 (Call 09/15/26)	190	202,234
5.63%, 02/01/21 (Call 11/01/20)	125	129,656
5.63%, 04/15/23 (Call 01/15/23)	250	269,722
5.63%, 03/01/25 (Call 12/01/24)	411	451,159
5.75%, 05/15/24 (Call 02/15/24)	100	109,785
5.88%, 06/30/26 (Call 12/31/25)	220	244,924
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)	51	48,965
7.25%, 03/15/26 (Call 03/15/21)	50	48,677

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 07/15/19)	$50	$49,550
5.63%, 11/15/23 (Call 05/15/19)	50	47,488
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	650	734,662
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	100	98,428
3.50%, 03/15/25 (Call 12/15/24)	100	100,583
4.50%, 03/15/45 (Call 09/15/44)	40	40,628
5.95%, 09/25/43 (Call 03/25/43)	25	29,493
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/15/19)	50	49,501
5.75%, 04/15/25 (Call 04/15/20)	70	64,569
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	25	24,917
4.00%, 10/01/27 (Call 07/01/27)	90	89,337
4.25%, 04/01/24 (Call 01/01/24)	50	51,540
5.35%, 05/15/45 (Call 11/15/44)	200	198,596
5.40%, 10/01/47 (Call 04/01/47)	100	100,793
5.95%, 12/01/25 (Call 08/01/25)	50	55,656
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(b)	50	50,656
5.50%, 09/15/24 (Call 09/15/19)(b)	50	51,709
5.50%, 01/15/28 (Call 01/15/23)(b)	130	132,418
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/19)	75	75,011
5.00%, 01/15/28 (Call 01/15/23)	100	98,184
5.13%, 02/01/25 (Call 02/01/20)	95	97,390
5.25%, 05/01/23 (Call 11/01/19)	50	50,784
5.38%, 02/01/27 (Call 02/01/22)	25	25,500
5.88%, 04/15/26 (Call 04/15/21)	95	100,166
6.50%, 07/15/27 (Call 07/15/22)(b)	100	107,157
6.75%, 03/15/24 (Call 09/15/19)	175	182,913
6.88%, 01/15/29 (Call 01/15/24)(b)	100	108,262
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	25	24,797
4.38%, 03/13/25 (Call 12/13/24)	25	25,617
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(b)	230	219,951
TransCanada PipeLines Ltd.
2.50%, 08/01/22	185	182,626
4.25%, 05/15/28 (Call 02/15/28)	200	208,326
4.63%, 03/01/34 (Call 12/01/33)	125	129,612
4.75%, 05/15/38 (Call 11/15/37)	100	104,474
4.88%, 01/15/26 (Call 10/15/25)	105	113,009
4.88%, 05/15/48 (Call 11/15/47)	50	52,167
5.00%, 10/16/43 (Call 04/16/43)	515	539,287
5.10%, 03/15/49 (Call 09/15/48)	150	161,566
5.85%, 03/15/36	150	169,476
6.20%, 10/15/37	15	17,691
7.25%, 08/15/38	50	65,518
7.63%, 01/15/39	365	496,900
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	200	204,256
4.45%, 08/01/42 (Call 02/01/42)	100	97,482
4.60%, 03/15/48 (Call 09/15/47)	25	25,334
5.40%, 08/15/41 (Call 02/15/41)	15	16,341
7.85%, 02/01/26 (Call 11/01/25)	87	108,714

Security	Par (000)	Value
Pipelines (continued)
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)	$25	$24,127
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	200	204,646
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	65	68,003
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	300	303,072
4.65%, 07/01/26 (Call 04/01/26)	75	77,573
5.30%, 03/01/48 (Call 09/01/47)	150	152,686
5.38%, 06/01/21 (Call 03/01/21)	65	67,553
5.50%, 08/15/48 (Call 02/15/48)	100	104,641
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	95	95,751
3.60%, 03/15/22 (Call 01/15/22)	280	284,130
3.70%, 01/15/23 (Call 10/15/22)	75	76,340
3.75%, 06/15/27 (Call 03/15/27)	245	244,375
3.90%, 01/15/25 (Call 10/15/24)	100	102,164
4.00%, 09/15/25 (Call 06/15/25)	150	154,192
4.30%, 03/04/24 (Call 12/04/23)	150	156,166
4.55%, 06/24/24 (Call 03/24/24)	160	168,515
4.90%, 01/15/45 (Call 07/15/44)	145	145,003
5.10%, 09/15/45 (Call 03/15/45)	75	76,874
5.40%, 03/04/44 (Call 09/04/43)	65	68,847
5.75%, 06/24/44 (Call 12/24/43)	100	109,333
5.80%, 11/15/43 (Call 05/15/43)	25	27,667
6.30%, 04/15/40	250	290,030
7.88%, 09/01/21	50	55,271
Series A, 7.50%, 01/15/31	25	31,499

		37,973,782
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	155	157,013
5.00%, 03/15/48 (Call 09/15/47)(b)	75	74,210
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	100	101,294
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(b)	85	88,102

		420,619
Real Estate — 0.4%
Agile Group Holdings Ltd., 8.50%, 07/18/21
(Call 07/18/20)(d)	200	212,030
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	25	25,413
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	210	223,030
5.25%, 03/15/25 (Call 12/15/24)	75	80,128
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)(d)	400	366,628
8.25%, 03/23/22 (Call 03/23/20)(d)	200	192,322
8.75%, 06/28/25 (Call 06/28/21)(d)	711	649,932
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20(d)	150	154,725
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(d)	600	645,720
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(d)	200	221,624
China SCE Group Holdings Ltd., 8.75%, 01/15/21(d)	600	623,322
Country Garden Holdings Co. Ltd.
4.75%, 01/17/23 (Call 01/17/21)(d)	250	243,055
4.75%, 09/28/23 (Call 09/28/20)(d)	400	386,172

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate (continued)
7.25%, 04/04/21 (Call 10/04/19)(d)	$200	$204,000
Easy Tactic Ltd., 5.75%, 01/13/22 (Call 01/13/20)(d)	250	244,500
Ezdan Sukuk Co. Ltd., 4.38%, 05/18/21(d)	400	356,356
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(b)	50	49,875
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(b)	20	20,577
Franshion Development Ltd., 6.75%, 04/15/21(b)	200	212,088
GLP Pte Ltd., 3.88%, 06/04/25(d)	200	193,774
Greenland Global Investment Ltd., 5.88%, 07/03/24(d)	450	423,081
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 12/01/20)(b)	60	60,299
Howard Hughes Corp. (The), 5.38%, 03/15/25
(Call 03/15/20)(b)	100	100,817
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(b)	135	127,089
Kaisa Group Holdings Ltd., 9.38%, 06/30/24
(Call 06/30/21)(d)	400	354,156
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)	157	158,457
Leading Affluence Ltd., 4.50%, 01/24/23(d)	250	252,762
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	200	205,204
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	204,258
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23
(Call 12/23/22)(b)	200	198,756
Nan Fung Treasury Ltd., 5.00%, 09/05/28(d)	200	206,828
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	100	104,744
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	250	252,420
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(d)	200	200,128
4.75%, 09/17/23(d)	200	206,348
Qatari Diar Finance Co., 5.00%, 07/21/20(b)	100	102,279
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)(c)	75	71,510
5.25%, 12/01/21 (Call 12/01/19)(b)	75	75,750
9.38%, 04/01/27 (Call 04/01/22)(b)	25	25,968
Scenery Journey Ltd.
13.00%, 11/06/22 (Call 11/06/20)(d)	200	215,262
13.75%, 11/06/23 (Call 11/06/21)(d)	400	430,340
Shui On Development Holding Ltd., 5.70%, 02/06/21(d)	200	201,746
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(d)	200	198,322
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20(b)	100	102,195
6.30%, 11/12/40(b)	200	249,764
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	211,832
Sino-Ocean Land Treasure IV Ltd., 4.88%, 07/31/21,
(3 mo. LIBOR US + 2.3%)(a)(d)	200	202,334
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(d)	200	203,782
Sunac China Holdings Ltd.
7.95%, 08/08/22 (Call 08/08/20)(d)	200	204,528
8.38%, 01/15/21(d)	200	207,044
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	602,442
Vanke Real Estate Hong Kong Co. Ltd., 4.20%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(d)	400	400,216
WEA Finance LLC, 4.13%, 09/20/28 (Call 06/20/28)(b)	100	103,622
WeWork Companies Inc., 7.88%, 05/01/25(b)	125	123,534
Yuzhou Properties Co. Ltd., 8.50%, 02/04/23
(Call 02/04/22)(d)	200	207,260

		12,500,348

Security	Par (000)	Value
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	$100	$100,348
3.80%, 04/15/26 (Call 01/15/26)	70	71,468
4.00%, 01/15/24 (Call 12/15/23)	125	130,311
4.50%, 07/30/29 (Call 04/30/29)	200	211,368
4.60%, 04/01/22 (Call 01/01/22)	190	198,546
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	75	75,320
3.63%, 11/15/27 (Call 08/15/27)	100	98,031
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	130	129,271
American Tower Corp.
2.25%, 01/15/22	50	49,249
3.00%, 06/15/23	90	89,757
3.13%, 01/15/27 (Call 10/15/26)	130	124,783
3.30%, 02/15/21 (Call 01/15/21)	175	176,269
3.38%, 10/15/26 (Call 07/15/26)	100	98,576
3.45%, 09/15/21	150	152,025
3.50%, 01/31/23	230	233,533
3.55%, 07/15/27 (Call 04/15/27)	105	103,479
3.60%, 01/15/28 (Call 10/15/27)	100	98,622
4.00%, 06/01/25 (Call 03/01/25)	350	361,557
4.40%, 02/15/26 (Call 11/15/25)	25	26,206
4.70%, 03/15/22	25	26,329
5.00%, 02/15/24	75	80,880
5.90%, 11/01/21	50	53,672
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	24,539
2.95%, 05/11/26 (Call 02/11/26)	75	74,049
3.35%, 05/15/27 (Call 02/15/27)	50	50,514
3.45%, 06/01/25 (Call 03/03/25)	80	81,832
3.90%, 10/15/46 (Call 04/15/46)	225	222,356
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	280	266,353
3.13%, 09/01/23 (Call 06/01/23)	150	151,281
3.20%, 01/15/25 (Call 10/15/24)	100	99,824
3.65%, 02/01/26 (Call 11/03/25)	180	181,508
3.80%, 02/01/24 (Call 11/01/23)	100	102,727
3.85%, 02/01/23 (Call 11/01/22)	200	206,048
4.13%, 05/15/21 (Call 02/15/21)	23	23,534
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	125	124,096
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	24,739
3.65%, 06/15/24 (Call 04/15/24)	100	99,924
3.85%, 02/01/25 (Call 11/01/24)	40	40,025
3.88%, 08/15/22 (Call 06/15/22)	75	76,076
3.90%, 03/15/27 (Call 12/15/26)	155	153,836
4.13%, 06/15/26 (Call 03/15/26)	100	100,504
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	90	91,246
Camden Property Trust, 3.50%, 09/15/24 (Call 06/15/24)	100	101,642
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(c)	85	56,196
5.25%, 12/01/23 (Call 09/01/23)(c)	75	54,265
5.95%, 12/15/26 (Call 09/15/26)(c)	100	69,735
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	360	369,410

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	$100	$95,978
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	50	48,605
4.75%, 10/15/27 (Call 07/15/27)	50	43,143
5.00%, 10/15/22 (Call 07/15/22)	75	75,016
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	180	187,634
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	175	172,539
3.15%, 07/15/23 (Call 06/15/23)	100	100,036
3.40%, 02/15/21 (Call 01/15/21)	60	60,516
3.65%, 09/01/27 (Call 06/01/27)	190	188,140
3.70%, 06/15/26 (Call 03/15/26)	150	150,828
3.80%, 02/15/28 (Call 11/15/27)	25	24,962
4.00%, 03/01/27 (Call 12/01/26)	40	40,650
4.30%, 02/15/29 (Call 11/15/28)	275	283,979
4.45%, 02/15/26 (Call 11/15/25)	50	52,512
4.75%, 05/15/47 (Call 11/15/46)	85	84,879
4.88%, 04/15/22	199	209,778
5.20%, 02/15/49 (Call 08/15/48)	50	53,153
5.25%, 01/15/23	90	96,628
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/20)	75	77,573
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	225	214,056
4.38%, 02/15/29 (Call 11/15/28)	50	51,305
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	125	128,169
5.38%, 03/15/27 (Call 03/15/22)	50	51,875
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	50	50,655
3.70%, 08/15/27 (Call 06/15/27)	175	174,247
3.95%, 07/01/22 (Call 05/01/22)	270	277,231
4.45%, 07/15/28 (Call 04/15/28)	125	130,729
4.75%, 10/01/25 (Call 07/01/25)	50	53,344
5.25%, 03/15/21 (Call 12/15/20)	50	51,768
Duke Realty LP
4.00%, 09/15/28 (Call 06/15/28)	50	51,579
4.38%, 06/15/22 (Call 03/15/22)	225	233,818
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	125	126,306
4.75%, 12/15/26 (Call 09/15/26)	50	51,417
4.95%, 04/15/28 (Call 01/15/28)	25	26,175
5.75%, 08/15/22 (Call 05/15/22)	40	42,589
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/20)	75	76,994
5.38%, 04/01/23 (Call 04/01/20)	125	127,629
5.38%, 05/15/27 (Call 05/15/22)	150	158,709
5.75%, 01/01/25 (Call 01/01/20)	50	51,906
5.88%, 01/15/26 (Call 01/15/21)	125	132,055
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	54	52,804
3.25%, 08/01/27 (Call 05/01/27)	50	50,200
4.15%, 12/01/28 (Call 09/01/28)	300	321,720
4.50%, 07/01/44 (Call 01/01/44)	60	65,108
4.50%, 06/01/45 (Call 12/01/44)	40	43,096
4.63%, 12/15/21 (Call 09/15/21)	75	78,258
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(b)	175	176,097

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	$100	$100,070
3.50%, 04/01/25 (Call 01/01/25)	37	37,037
3.88%, 05/01/24 (Call 02/01/24)	250	255,397
4.00%, 03/01/29 (Call 12/01/28)	125	128,562
4.50%, 03/15/48 (Call 09/15/47)	65	65,989
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	100	98,593
4.50%, 12/01/44 (Call 06/01/44)	120	125,293
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)	75	78,257
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/20)	50	46,715
5.88%, 01/15/22 (Call 01/15/20)	59	58,183
6.00%, 04/15/26 (Call 04/15/21)	50	44,859
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	25	25,441
4.88%, 11/01/20 (Call 08/01/20)	61	62,118
5.25%, 06/01/25 (Call 03/01/25)	35	36,886
5.30%, 01/15/29 (Call 10/15/28)	25	26,422
5.38%, 11/01/23 (Call 08/01/23)	50	52,592
5.38%, 04/15/26	375	396,986
5.75%, 06/01/28 (Call 03/03/28)	85	91,630
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	65	63,352
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	125	125,219
3.88%, 08/15/24 (Call 05/15/24)	100	102,598
4.00%, 12/01/22 (Call 10/01/22)	185	190,557
4.00%, 06/01/25 (Call 03/01/25)	100	103,140
4.20%, 03/01/24 (Call 12/01/23)	25	25,945
4.25%, 11/15/23 (Call 08/15/23)	100	104,286
6.75%, 02/01/41 (Call 08/01/40)	125	158,862
Healthcare Realty Trust Inc., 3.63%, 01/15/28
(Call 10/15/27)	50	48,540
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	120	118,818
3.75%, 07/01/27 (Call 04/01/27)	115	113,912
Highwoods Realty LP
4.13%, 03/15/28 (Call 12/15/27)	25	25,252
4.20%, 04/15/29 (Call 01/15/29)	100	101,189
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	50	46,591
4.50%, 06/15/23 (Call 12/15/22)	50	50,849
4.50%, 03/15/25 (Call 09/15/24)	60	60,842
5.00%, 08/15/22 (Call 02/15/22)	302	313,941
5.25%, 02/15/26 (Call 08/15/25)	10	10,260
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	100	100,418
Series E, 4.00%, 06/15/25 (Call 03/15/25)	155	155,553
Series F, 4.50%, 02/01/26 (Call 11/01/25)	75	76,639
Hudson Pacific Properties LP
3.95%, 11/01/27	24	23,532
4.65%, 04/01/29 (Call 01/01/29)	50	51,659
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/19)(b)	40	40,304
4.88%, 09/15/27 (Call 09/15/22)(b)	125	121,247
5.25%, 03/15/28 (Call 12/27/22)(b)	100	98,571
5.75%, 08/15/24 (Call 08/15/19)	126	126,869
6.00%, 08/15/23 (Call 08/15/19)	100	102,715

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(b)	$50	$49,770
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	50	50,482
5.25%, 09/15/22 (Call 09/15/19)	225	226,318
6.00%, 04/01/22 (Call 04/01/20)	75	76,757
6.50%, 07/01/21 (Call 07/01/19)	67	68,348
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	25	24,864
3.80%, 01/15/23 (Call 10/15/22)	100	102,061
4.25%, 08/15/29 (Call 05/15/29)	115	117,383
4.75%, 12/15/28 (Call 09/15/28)	85	90,615
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	125	118,002
3.20%, 05/01/21 (Call 03/01/21)	75	75,352
3.30%, 02/01/25 (Call 12/01/24)	150	148,806
3.80%, 04/01/27 (Call 01/01/27)	100	100,314
4.25%, 04/01/45 (Call 10/01/44)	100	94,835
4.45%, 09/01/47 (Call 03/01/47)	100	97,696
Liberty Property LP
4.38%, 02/01/29 (Call 11/01/28)	300	312,582
4.75%, 10/01/20 (Call 07/01/20)	25	25,522
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	190	185,928
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)(c)	100	92,160
4.50%, 04/18/22 (Call 01/18/22)	25	24,425
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	80	79,190
4.50%, 01/15/28 (Call 10/15/27)	50	48,286
5.63%, 05/01/24 (Call 02/01/24)	148	155,635
5.75%, 02/01/27 (Call 11/01/26)(b)	90	94,623
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	30	30,053
3.75%, 06/15/24 (Call 03/13/24)	25	25,454
3.95%, 03/15/29 (Call 12/15/28)	70	71,541
4.20%, 06/15/28 (Call 03/15/28)	50	52,042
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/22)	170	170,459
5.25%, 08/01/26 (Call 08/01/21)	25	25,503
6.38%, 03/01/24 (Call 03/01/20)	100	105,289
National Retail Properties Inc., 3.60%, 12/15/26
(Call 09/15/26)	50	49,859
Office Properties Income Trust, 4.25%, 05/15/24
(Call 02/15/24)	200	193,218
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	53	54,169
4.50%, 04/01/27 (Call 01/01/27)	150	152,046
4.75%, 01/15/28 (Call 10/15/27)	170	174,391
4.95%, 04/01/24 (Call 01/01/24)	100	103,897
5.25%, 01/15/26 (Call 10/15/25)	100	105,248
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	25	26,138
4.25%, 08/15/23 (Call 05/15/23)	125	131,914
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	55	54,427
3.09%, 09/15/27 (Call 06/15/27)	215	212,156
3.39%, 05/01/29 (Call 02/01/29)	30	30,128
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	15	15,055

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	$61	$59,567
3.25%, 10/15/22 (Call 07/15/22)	100	101,496
3.65%, 01/15/28 (Call 10/15/27)	105	107,201
3.88%, 07/15/24 (Call 04/15/24)	50	52,043
3.88%, 04/15/25 (Call 02/15/25)	25	26,039
4.13%, 10/15/26 (Call 07/15/26)	200	210,294
4.65%, 03/15/47 (Call 09/15/46)	15	16,336
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	150	150,259
4.40%, 02/01/47 (Call 08/01/46)	25	25,044
4.65%, 03/15/49 (Call 09/15/48)	100	104,717
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/20)	50	50,994
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	50	49,827
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 02/01/20)	129	130,529
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	275	277,013
4.88%, 07/15/22 (Call 07/15/19)	50	50,688
4.88%, 09/01/24 (Call 09/01/19)	100	101,696
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/12/24)(b)	175	175,175
Senior Housing Properties Trust, 4.75%, 02/15/28
(Call 08/15/27)	155	140,901
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	40	39,637
2.50%, 09/01/20 (Call 06/01/20)	240	239,628
2.50%, 07/15/21 (Call 04/15/21)	75	74,758
2.63%, 06/15/22 (Call 03/15/22)	250	248,955
2.75%, 02/01/23 (Call 12/01/22)	220	220,169
3.30%, 01/15/26 (Call 10/15/25)	310	312,030
3.38%, 10/01/24 (Call 07/01/24)	205	209,170
3.38%, 06/15/27 (Call 03/15/27)	100	101,010
3.50%, 09/01/25 (Call 06/01/25)	30	30,701
3.75%, 02/01/24 (Call 11/01/23)	225	232,951
4.13%, 12/01/21 (Call 09/01/21)	110	113,590
4.25%, 11/30/46 (Call 05/30/46)	25	26,242
6.75%, 02/01/40 (Call 11/01/39)	155	207,176
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	205	202,116
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	100	99,905
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	240	247,279
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	75	74,427
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	85	84,623
4.75%, 03/15/25 (Call 09/15/24)	60	60,173
5.00%, 12/15/21 (Call 09/15/21)	85	86,960
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	25	25,396
4.63%, 03/15/29 (Call 12/15/28)	50	51,476
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	50	48,348
Trust F/1401, 5.25%, 01/30/26 (Call 10/30/25)(d)	200	205,758
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	100	95,649
3.50%, 07/01/27 (Call 04/01/27)	35	34,469
3.50%, 01/15/28 (Call 10/15/27)	40	39,337
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(b)(c)	75	67,825

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(b)(c)	$100	$96,544
8.25%, 10/15/23 (Call 04/15/20)	100	93,448
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	50	50,052
3.25%, 10/15/26 (Call 07/15/26)	135	131,275
3.50%, 04/15/24 (Call 03/15/24)	140	141,849
3.50%, 02/01/25 (Call 11/01/24)	100	100,570
3.85%, 04/01/27 (Call 01/01/27)	125	125,781
4.00%, 03/01/28 (Call 12/01/27)	50	50,654
4.13%, 01/15/26 (Call 10/15/25)	130	133,658
4.88%, 04/15/49 (Call 10/15/48)	85	88,827
5.70%, 09/30/43 (Call 03/30/43)	5	5,705
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	50	50,360
4.25%, 03/01/22 (Call 12/01/21)	160	165,032
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	165	163,236
4.13%, 06/01/21 (Call 05/01/21)	265	269,637
4.60%, 02/06/24 (Call 11/06/23)	125	128,874
4.63%, 11/01/25 (Call 09/01/25)	75	77,839
4.88%, 06/01/26 (Call 03/01/26)	105	109,849
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	5	4,967
Washington Prime Group LP, 5.95%, 08/15/24
(Call 06/15/24)	300	277,947
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.75%, 09/17/24 (Call 06/17/24)(b)	100	102,427
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	60	61,240
3.75%, 03/15/23 (Call 12/15/22)	89	91,286
4.00%, 06/01/25 (Call 03/01/25)	500	516,460
4.13%, 03/15/29 (Call 09/15/28)	95	97,363
4.25%, 04/01/26 (Call 01/01/26)	25	25,856
4.25%, 04/15/28 (Call 01/15/28)	150	154,959
4.95%, 09/01/48 (Call 03/01/48)	100	106,171
6.50%, 03/15/41 (Call 09/15/40)	75	91,713
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	80	82,223
4.63%, 09/15/23	50	52,933
7.38%, 03/15/32	300	404,313
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	250	262,210

		28,892,713
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(b)	150	147,921
4.63%, 01/15/22 (Call 10/01/19)(b)	200	200,834
5.00%, 10/15/25 (Call 10/15/20)(b)	390	386,946
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)(b)	100	98,694
3.55%, 07/26/27 (Call 04/26/27)(b)	225	220,284
Asbury Automotive Group Inc., 6.00%, 12/15/24
(Call 12/15/19)	50	51,839
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,014
3.50%, 11/15/24 (Call 09/15/24)	80	77,540
3.80%, 11/15/27 (Call 08/15/27)	50	46,917
4.50%, 10/01/25 (Call 07/01/25)	125	126,226
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	25	25,091
3.13%, 04/18/24 (Call 03/18/24)	100	100,101

Security	Par (000)	Value
Retail (continued)
3.25%, 04/15/25 (Call 01/15/25)	$35	$34,935
3.75%, 06/01/27 (Call 03/01/27)	195	197,560
3.75%, 04/18/29 (Call 01/18/29)	100	100,109
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26(d)(f)	400	393,524
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)(b)	150	144,298
6.38%, 10/01/23 (Call 10/01/19)	18	18,739
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	125	116,412
4.92%, 08/01/34 (Call 02/01/34)(c)	35	27,410
5.17%, 08/01/44 (Call 02/01/44)	150	110,926
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	75	76,445
Brinker International Inc.
3.88%, 05/15/23	100	97,432
5.00%, 10/01/24 (Call 07/01/24)(b)	50	49,808
Carrols Restaurant Group Inc., 8.00%, 05/01/22 (Call 05/01/19)	25	25,575
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	35	36,616
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	375	372,630
2.30%, 05/18/22 (Call 04/18/22)	30	29,801
2.75%, 05/18/24 (Call 03/18/24)	72	72,165
3.00%, 05/18/27 (Call 02/18/27)	25	25,048
Cumberland Farms Inc., 6.75%, 05/01/25
(Call 05/01/20)(b)	25	26,452
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	155	156,226
4.55%, 02/15/48 (Call 08/15/47)	50	48,063
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	150	150,685
3.88%, 04/15/27 (Call 01/15/27)	130	131,737
4.13%, 05/01/28 (Call 02/01/28)	50	51,323
4.15%, 11/01/25 (Call 08/01/25)	75	78,869
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	25	25,406
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/19)(b)(c)	50	50,712
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/19)(c)	75	66,959
6.75%, 01/15/22 (Call 11/15/19)(c)	45	40,013
6.75%, 06/15/23 (Call 06/15/19)(c)	68	60,185
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(b)	70	71,579
GameStop Corp., 6.75%, 03/15/21 (Call 03/15/20)(b)	50	50,024
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	100	104,117
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(b)	150	153,441
8.75%, 10/01/25 (Call 10/01/20)(b)	100	104,519
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 06/01/19)	50	50,627
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21
(Call 03/15/20)(b)	75	72,988
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	230	227,886
2.63%, 06/01/22 (Call 05/01/22)	340	340,469
2.70%, 04/01/23 (Call 01/01/23)	400	400,820
2.80%, 09/14/27 (Call 06/14/27)	275	270,097
3.00%, 04/01/26 (Call 01/01/26)	210	210,729
3.25%, 03/01/22	50	50,927
3.35%, 09/15/25 (Call 06/15/25)	190	195,286
3.50%, 09/15/56 (Call 03/15/56)	35	31,848
3.75%, 02/15/24 (Call 11/15/23)	60	62,630

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
3.90%, 12/06/28 (Call 09/06/28)	$50	$53,002
3.90%, 06/15/47 (Call 12/15/46)	85	85,546
3.95%, 09/15/20 (Call 06/15/20)	250	254,062
4.20%, 04/01/43 (Call 10/01/42)	145	151,386
4.25%, 04/01/46 (Call 10/01/45)	235	248,078
4.40%, 04/01/21 (Call 01/01/21)	25	25,765
4.40%, 03/15/45 (Call 09/15/44)	300	322,572
4.50%, 12/06/48 (Call 06/06/48)	100	110,347
4.88%, 02/15/44 (Call 08/15/43)	50	57,167
5.40%, 09/15/40 (Call 03/15/40)	33	39,679
5.88%, 12/16/36	275	347,583
5.95%, 04/01/41 (Call 10/01/40)	25	31,910
Hot Topic Inc., 9.25%, 06/15/21 (Call 06/15/19)(b)	25	25,010
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	70	69,478
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(b)	100	85,509
6.38%, 10/15/36	25	9,668
7.40%, 04/01/37(c)	25	10,280
7.63%, 03/01/97	25	9,060
8.63%, 03/15/25 (Call 03/15/21)(b)	25	15,466
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(b)	50	49,630
5.00%, 06/01/24 (Call 06/01/19)(b)	120	122,540
5.25%, 06/01/26 (Call 06/01/21)(b)	125	128,876
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	50	51,681
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	250	259,607
5.55%, 07/17/45 (Call 01/17/45)	75	75,731
L Brands Inc.
5.25%, 02/01/28	100	89,267
5.63%, 02/15/22	125	129,880
5.63%, 10/15/23	100	103,365
6.63%, 04/01/21	175	183,984
6.69%, 01/15/27	75	73,491
6.75%, 07/01/36	75	65,068
6.88%, 11/01/35	150	133,605
7.60%, 07/15/37	25	21,590
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/20)(b)	25	25,202
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	75	71,214
3.10%, 05/03/27 (Call 02/03/27)	300	292,572
3.13%, 09/15/24 (Call 06/15/24)	75	75,254
3.38%, 09/15/25 (Call 06/15/25)	200	202,074
3.65%, 04/05/29 (Call 01/05/29)	125	125,002
3.70%, 04/15/46 (Call 10/15/45)	200	178,644
4.05%, 05/03/47 (Call 11/03/46)	225	210,643
4.38%, 09/15/45 (Call 03/15/45)	75	73,981
4.55%, 04/05/49 (Call 10/05/48)	60	60,933
4.65%, 04/15/42 (Call 10/15/41)	125	127,935
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(c)	250	243,337
3.63%, 06/01/24 (Call 03/01/24)	50	48,939
3.88%, 01/15/22 (Call 10/15/21)	75	75,666
4.50%, 12/15/34 (Call 06/15/34)	15	13,065
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	50	49,746
2.63%, 01/15/22	50	49,923
2.75%, 12/09/20 (Call 11/09/20)	110	110,114
3.35%, 04/01/23 (Call 03/01/23)	250	254,712

Security	Par (000)	Value
Retail (continued)
3.38%, 05/26/25 (Call 02/26/25)	$136	$138,270
3.63%, 05/01/43	50	45,323
3.70%, 01/30/26 (Call 10/30/25)	305	313,378
3.70%, 02/15/42	35	32,200
3.80%, 04/01/28 (Call 01/01/28)	320	330,330
4.45%, 09/01/48 (Call 03/01/48)	50	51,012
4.60%, 05/26/45 (Call 11/26/44)	50	51,870
4.70%, 12/09/35 (Call 06/09/35)	105	112,111
4.88%, 07/15/40	50	53,479
4.88%, 12/09/45 (Call 06/09/45)	511	551,711
5.70%, 02/01/39	25	29,218
6.30%, 10/15/37	50	61,854
6.30%, 03/01/38	125	155,510
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22
(Call 07/01/19)	3	2,940
Michaels Stores Inc., 5.88%, 12/15/20 (Call 05/31/19)(b)	50	50,107
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21
(Call 10/15/19)(b)	50	28,564
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	235	212,600
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	25	24,937
3.60%, 09/01/27 (Call 06/01/27)	171	169,752
Party City Holdings Inc., 6.63%, 08/01/26
(Call 08/01/21)(b)(c)	45	44,561
Penske Automotive Group Inc.
3.75%, 08/15/20	25	25,082
5.38%, 12/01/24 (Call 12/01/19)	25	25,313
5.50%, 05/15/26 (Call 05/15/21)	50	50,227
5.75%, 10/01/22 (Call 10/01/19)	65	66,148
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(b)	150	135,952
7.13%, 03/15/23 (Call 03/15/20)(b)	200	177,682
8.88%, 06/01/25 (Call 06/01/20)(b)(c)	100	88,891
PriSo Acquisition Corp., 9.00%, 05/15/23
(Call 05/15/19)(b)(c)	25	24,977
QVC Inc.
4.38%, 03/15/23	75	75,688
4.45%, 02/15/25 (Call 11/15/24)	110	109,536
4.85%, 04/01/24	160	163,445
5.13%, 07/02/22	180	187,853
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(b)	225	191,212
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/20)	125	124,589
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)	75	67,559
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)	25	24,248
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(b)	65	63,698
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(b)	250	250,240
10.75%, 04/15/27 (Call 04/15/22)(b)	130	132,003
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	130	128,774
2.45%, 06/15/26 (Call 03/15/26)	135	127,813
3.10%, 03/01/23 (Call 02/01/23)	115	116,067
3.50%, 03/01/28 (Call 12/01/27)(c)	50	50,477
3.75%, 12/01/47 (Call 06/01/47)	130	116,735
3.80%, 08/15/25 (Call 06/15/25)	250	259,175
3.85%, 10/01/23 (Call 07/01/23)	166	172,242
4.00%, 11/15/28 (Call 08/15/28)(c)	125	130,469
4.50%, 11/15/48 (Call 05/15/48)	100	101,567

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	$25	$24,852
5.88%, 03/01/27 (Call 03/01/22)	100	97,456
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(b)	45	46,396
Target Corp.
2.50%, 04/15/26	180	175,142
2.90%, 01/15/22	100	101,083
3.38%, 04/15/29 (Call 01/15/29)	100	101,420
3.50%, 07/01/24	420	435,049
3.63%, 04/15/46	400	378,896
3.90%, 11/15/47 (Call 05/15/47)	65	64,420
4.00%, 07/01/42	100	101,669
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	215	204,833
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	500	504,085
3.45%, 06/01/26 (Call 03/01/26)	275	265,504
3.80%, 11/18/24 (Call 08/18/24)	425	429,828
4.50%, 11/18/34 (Call 05/18/34)	345	335,668
4.65%, 06/01/46 (Call 12/01/45)	75	68,666
4.80%, 11/18/44 (Call 05/18/44)	300	281,490
Walmart Inc.
1.90%, 12/15/20	228	225,882
2.35%, 12/15/22 (Call 11/15/22)	25	24,782
2.55%, 04/11/23 (Call 01/11/23)	300	298,734
2.65%, 12/15/24 (Call 10/15/24)	125	124,195
2.85%, 06/23/20	250	251,077
2.85%, 07/08/24 (Call 06/08/24)	300	301,497
3.05%, 07/08/26 (Call 05/08/26)	300	302,964
3.13%, 06/23/21	185	187,290
3.25%, 07/08/29 (Call 04/08/29)	300	302,880
3.30%, 04/22/24 (Call 01/22/24)	415	425,645
3.40%, 06/26/23 (Call 05/26/23)	245	251,740
3.55%, 06/26/25 (Call 04/26/25)	244	253,282
3.63%, 12/15/47 (Call 06/15/47)	130	127,438
3.70%, 06/26/28 (Call 03/26/28)	445	466,137
3.95%, 06/28/38 (Call 12/28/37)	385	400,331
4.05%, 06/29/48 (Call 12/29/47)	400	420,768
4.30%, 04/22/44 (Call 10/22/43)	125	135,041
5.00%, 10/25/40	250	293,690
5.25%, 09/01/35	115	138,527
5.88%, 04/05/27	12	14,342
6.20%, 04/15/38	75	99,400
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	25	25,055
3.88%, 11/01/20 (Call 08/01/20)	25	25,103
3.88%, 11/01/23 (Call 08/01/23)	25	24,950
5.35%, 11/01/43 (Call 05/01/43)	75	66,469
6.88%, 11/15/37	100	103,367

		27,024,728

Savings & Loans — 0.0%
Nationwide Building Society
3.77%, 03/08/24 (Call 03/08/23)(b)(f)	200	200,868
4.13%, 10/18/32 (Call 10/18/27)(b)(f)	250	237,312
4.30%, 03/08/29 (Call 03/08/28)(b)(f)	225	230,524
4.36%, 08/01/24 (Call 08/01/23)(b)(f)	200	205,262

		873,966

Security	Par (000)	Value

Semiconductors — 0.4%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	$24	$24,937
7.50%, 08/15/22	41	45,808
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	100	102,043
Analog Devices Inc.
2.95%, 01/12/21	300	300,753
3.13%, 12/05/23 (Call 10/05/23)	170	171,261
3.50%, 12/05/26 (Call 09/05/26)	215	215,368
3.90%, 12/15/25 (Call 09/15/25)	150	154,499
5.30%, 12/15/45 (Call 06/15/45)	115	128,653
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	35	35,000
3.30%, 04/01/27 (Call 01/01/27)	140	141,263
3.90%, 10/01/25 (Call 07/01/25)	155	163,097
4.35%, 04/01/47 (Call 10/01/46)	85	88,780
5.10%, 10/01/35 (Call 04/01/35)	44	50,176
5.85%, 06/15/41	50	61,479
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	170	167,523
2.65%, 01/15/23 (Call 12/15/22)	304	295,661
3.00%, 01/15/22 (Call 12/15/21)	1,075	1,068,550
3.13%, 01/15/25 (Call 11/15/24)	200	190,494
3.50%, 01/15/28 (Call 10/15/27)	133	122,651
3.63%, 01/15/24 (Call 11/15/23)	1,575	1,563,581
3.88%, 01/15/27 (Call 10/15/26)	1,165	1,111,946
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(b)	75	75,053
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	98,286
1.85%, 05/11/20	97	96,298
2.45%, 07/29/20	185	184,826
2.60%, 05/19/26 (Call 02/19/26)	25	24,336
2.70%, 12/15/22	50	50,159
2.88%, 05/11/24 (Call 03/11/24)	165	165,921
3.10%, 07/29/22	200	203,270
3.15%, 05/11/27 (Call 02/11/27)	350	352,551
3.30%, 10/01/21	40	40,710
3.70%, 07/29/25 (Call 04/29/25)	380	397,081
3.73%, 12/08/47 (Call 06/08/47)	803	785,294
4.00%, 12/15/32	82	88,180
4.10%, 05/19/46 (Call 11/19/45)	55	56,900
4.10%, 05/11/47 (Call 11/11/46)	30	30,964
KLA-Tencor Corp.
4.10%, 03/15/29 (Call 12/15/28)	60	61,657
4.13%, 11/01/21 (Call 09/01/21)	120	123,308
4.65%, 11/01/24 (Call 08/01/24)	190	202,903
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	205	212,040
4.00%, 03/15/29 (Call 12/15/28)	30	31,059
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	45	43,641
Microchip Technology Inc.
3.92%, 06/01/21(b)	700	709,779
4.33%, 06/01/23 (Call 05/01/23)(b)	250	256,735
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	55	56,682
4.98%, 02/06/26 (Call 12/06/25)	75	77,106
5.33%, 02/06/29 (Call 11/06/28)	100	103,276
5.50%, 02/01/25 (Call 08/01/19)	75	77,182

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	$115	$113,658
3.20%, 09/16/26 (Call 06/16/26)	200	199,272
NXP BV/NXP Funding LLC
4.13%, 06/01/21(b)	400	407,988
4.63%, 06/01/23(b)	575	599,880
5.35%, 03/01/26 (Call 01/01/26)(b)	150	163,191
5.55%, 12/01/28 (Call 09/01/28)(b)	155	170,765
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)(b)	100	104,754
QUALCOMM Inc.
2.25%, 05/20/20	210	209,114
2.60%, 01/30/23 (Call 12/30/22)	500	495,780
2.90%, 05/20/24 (Call 03/20/24)	150	149,501
3.00%, 05/20/22	50	50,349
3.25%, 05/20/27 (Call 02/20/27)	195	193,775
3.45%, 05/20/25 (Call 02/20/25)	240	244,474
4.30%, 05/20/47 (Call 11/20/46)	25	25,282
4.65%, 05/20/35 (Call 11/20/34)	110	119,082
4.80%, 05/20/45 (Call 11/20/44)	380	408,823
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	5	4,900
2.75%, 03/12/21 (Call 02/12/21)	40	40,133
2.90%, 11/03/27 (Call 08/03/27)	225	222,561
3.88%, 03/15/39 (Call 09/15/38)	250	255,332
4.15%, 05/15/48 (Call 11/15/47)	25	26,365
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	25	24,820

		15,038,519

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	75	73,430
5.00%, 11/15/25 (Call 11/02/20)(b)	205	211,575

		285,005

Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(b)	35	36,396
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	170	167,719
3.40%, 09/15/26 (Call 06/15/26)	335	333,603
4.50%, 06/15/47 (Call 12/15/46)	50	48,471
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	140	143,224
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(b)	55	55,947
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	135	131,409
3.60%, 12/15/22 (Call 09/15/22)	25	25,400
4.38%, 06/15/25 (Call 03/15/25)	115	119,245
Blackboard Inc., 9.75%, 10/15/21 (Call 10/15/19)(b)(c)	25	23,809
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	30	29,587
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	295	296,145
3.60%, 08/15/22 (Call 07/15/22)	185	186,047
4.70%, 03/15/27 (Call 12/15/26)	75	74,812
Camelot Finance SA, 7.88%, 10/15/24 (Call 10/15/19)(b)	75	79,012
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	50	50,503
5.00%, 10/15/24 (Call 07/15/24)	100	103,522
5.88%, 06/15/26 (Call 06/15/21)	70	73,956
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(b)	140	138,844
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	125	125,274

Security	Par (000)	Value

Software (continued)
Donnelley Financial Solutions Inc., 8.25%, 10/15/24
(Call 10/15/21)	$60	$61,126
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	45	45,669
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	55	56,916
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	55	54,319
3.00%, 08/15/26 (Call 05/15/26)	200	193,606
3.50%, 04/15/23 (Call 01/15/23)	50	50,898
3.63%, 10/15/20 (Call 09/15/20)	55	55,568
4.50%, 08/15/46 (Call 02/15/46)	75	73,362
5.00%, 10/15/25 (Call 07/15/25)	290	315,729
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	85	86,581
First Data Corp.
5.00%, 01/15/24 (Call 01/15/20)(b)	234	239,834
5.38%, 08/15/23 (Call 08/15/19)(b)	150	153,370
5.75%, 01/15/24 (Call 01/15/20)(b)	275	283,572
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	25	24,956
3.80%, 10/01/23 (Call 09/01/23)	300	309,438
3.85%, 06/01/25 (Call 03/01/25)	100	102,869
4.20%, 10/01/28 (Call 07/01/28)	50	51,648
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/19)(b)	80	87,566
Infor Software Parent LLC/Infor Software Parent Inc.
(7.88% PIK), 7.13%, 05/01/21 (Call 05/01/19)(b)(e)	100	100,245
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/19)	200	203,524
Informatica LLC, 7.13%, 07/15/23 (Call 07/15/19)(b)	125	127,797
IQVIA Inc.
4.88%, 05/15/23 (Call 05/15/19)(b)	75	76,104
5.00%, 10/15/26 (Call 10/15/21)(b)	200	204,120
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(b)	90	94,075
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	215	210,648
2.00%, 11/03/20 (Call 10/03/20)	220	218,548
2.00%, 08/08/23 (Call 06/08/23)	50	48,830
2.38%, 02/12/22 (Call 01/12/22)	75	74,813
2.38%, 05/01/23 (Call 02/01/23)	500	497,380
2.40%, 02/06/22 (Call 01/06/22)	125	124,812
2.40%, 08/08/26 (Call 05/08/26)	415	401,662
2.65%, 11/03/22 (Call 09/03/22)	110	110,603
2.70%, 02/12/25 (Call 11/12/24)	75	74,850
2.88%, 02/06/24 (Call 12/06/23)	610	615,941
3.13%, 11/03/25 (Call 08/03/25)	140	143,063
3.30%, 02/06/27 (Call 11/06/26)	810	830,712
3.45%, 08/08/36 (Call 02/08/36)	475	472,972
3.50%, 02/12/35 (Call 08/12/34)	125	125,554
3.50%, 11/15/42	75	73,163
3.63%, 12/15/23 (Call 09/15/23)	185	192,759
3.70%, 08/08/46 (Call 02/08/46)	400	401,924
3.75%, 05/01/43 (Call 11/01/42)	150	151,254
3.75%, 02/12/45 (Call 08/12/44)	400	405,192
3.95%, 08/08/56 (Call 02/08/56)	40	40,911
4.00%, 02/12/55 (Call 08/12/54)	625	647,662
4.10%, 02/06/37 (Call 08/06/36)	235	252,524
4.20%, 11/03/35 (Call 05/03/35)	100	108,769
4.45%, 11/03/45 (Call 05/03/45)	300	334,629
4.50%, 10/01/40	126	141,441
4.50%, 02/06/57 (Call 08/06/56)	202	227,199

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.75%, 11/03/55 (Call 05/03/55)	$430	$505,155
4.88%, 12/15/43 (Call 06/15/43)	125	146,971
5.30%, 02/08/41	25	30,880
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	187	204,763
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(b)	75	76,879
5.25%, 11/15/24 (Call 11/15/19)(b)	50	51,630
5.38%, 05/15/27 (Call 05/15/22)(b)	150	158,325
5.75%, 08/15/25 (Call 08/15/20)(b)	100	105,001
Nuance Communications Inc.
5.63%, 12/15/26 (Call 12/15/21)	100	102,503
6.00%, 07/01/24 (Call 07/01/19)	50	51,408
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/20)(b)	125	128,162
5.88%, 06/01/26 (Call 06/01/21)(b)	145	151,973
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	345	339,294
2.40%, 09/15/23 (Call 07/15/23)	150	147,654
2.50%, 05/15/22 (Call 03/15/22)	720	715,997
2.50%, 10/15/22	282	280,128
2.63%, 02/15/23 (Call 01/15/23)	185	184,119
2.65%, 07/15/26 (Call 04/15/26)	550	532,845
2.80%, 07/08/21	25	25,116
2.95%, 11/15/24 (Call 09/15/24)	125	125,150
2.95%, 05/15/25 (Call 02/15/25)	237	235,784
3.25%, 11/15/27 (Call 08/15/27)	65	65,359
3.63%, 07/15/23	200	206,958
3.80%, 11/15/37 (Call 05/15/37)	250	247,980
3.85%, 07/15/36 (Call 01/15/36)	137	137,038
3.90%, 05/15/35 (Call 11/15/34)	225	227,560
4.00%, 07/15/46 (Call 01/15/46)	365	362,168
4.00%, 11/15/47 (Call 05/15/47)	750	745,357
4.13%, 05/15/45 (Call 11/15/44)	50	50,461
4.30%, 07/08/34 (Call 01/08/34)	200	213,014
4.38%, 05/15/55 (Call 11/15/54)	50	52,065
4.50%, 07/08/44 (Call 01/08/44)	175	186,536
5.38%, 07/15/40	160	189,438
6.13%, 07/08/39	175	223,538
6.50%, 04/15/38	22	29,090
Rackspace Hosting Inc., 8.63%, 11/15/24
(Call 11/15/19)(b)(c)	175	162,963
Riverbed Technology Inc., 8.88%, 03/01/23
(Call 03/01/20)(b)	75	51,881
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	100	102,068
3.70%, 04/11/28 (Call 01/11/28)	150	156,880
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24
(Call 03/01/20)(b)	230	249,573
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/22)(b)	270	276,693
TIBCO Software Inc., 11.38%, 12/01/21 (Call 12/01/19)(b)	75	79,823
Veritas U.S.Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 02/01/20)(b)	200	182,306
VMware Inc.
2.30%, 08/21/20	30	29,796
2.95%, 08/21/22 (Call 07/21/22)	175	174,127
3.90%, 08/21/27 (Call 05/21/27)	30	29,226

		20,955,267

Security	Par (000)	Value

Telecommunications — 1.7%
Altice France SA/France
6.25%, 05/15/24 (Call 05/15/19)(b)	$200	$204,830
7.38%, 05/01/26 (Call 05/01/21)(b)	800	811,848
8.13%, 02/01/27 (Call 02/01/22)(b)	200	208,600
America Movil SAB de CV
6.13%, 11/15/37	325	394,963
6.38%, 03/01/35	130	160,767
Anixter Inc.
5.13%, 10/01/21	75	77,494
5.50%, 03/01/23	50	52,599
6.00%, 12/01/25 (Call 09/01/25)(b)	25	26,668
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	460	458,694
2.80%, 02/17/21 (Call 01/17/21)	350	350,192
3.00%, 02/15/22	108	108,567
3.00%, 06/30/22 (Call 04/30/22)	990	993,455
3.20%, 03/01/22 (Call 02/01/22)	120	121,219
3.40%, 05/15/25 (Call 02/15/25)	685	688,172
3.60%, 02/17/23 (Call 12/17/22)	160	163,597
3.80%, 03/15/22	75	76,977
3.80%, 03/01/24 (Call 01/01/24)	80	82,494
3.88%, 08/15/21	81	82,886
3.90%, 03/11/24 (Call 12/11/23)	175	181,174
3.95%, 01/15/25 (Call 10/15/24)	200	206,388
4.10%, 02/15/28 (Call 11/15/27)	336	343,940
4.13%, 02/17/26 (Call 11/17/25)	315	325,883
4.25%, 03/01/27 (Call 12/01/26)	255	264,323
4.30%, 02/15/30 (Call 11/15/29)	232	237,675
4.30%, 12/15/42 (Call 06/15/42)	250	236,447
4.35%, 03/01/29 (Call 12/01/28)	100	103,370
4.35%, 06/15/45 (Call 12/15/44)	480	454,378
4.45%, 05/15/21	75	77,481
4.45%, 04/01/24 (Call 01/01/24)	200	211,356
4.50%, 05/15/35 (Call 11/15/34)	1,310	1,313,629
4.50%, 03/09/48 (Call 09/09/47)	505	486,421
4.55%, 03/09/49 (Call 09/09/48)	250	241,180
4.75%, 05/15/46 (Call 11/15/45)	400	397,540
4.80%, 06/15/44 (Call 12/15/43)	175	174,996
4.85%, 03/01/39 (Call 09/01/38)	363	372,238
4.90%, 08/15/37 (Call 02/14/37)	25	25,883
5.15%, 03/15/42	130	136,226
5.15%, 11/15/46 (Call 05/15/46)	407	424,717
5.15%, 02/15/50 (Call 08/14/49)	150	157,425
5.25%, 03/01/37 (Call 09/01/36)	200	214,610
5.30%, 08/15/58 (Call 02/14/58)	150	158,130
5.35%, 09/01/40	228	243,458
5.45%, 03/01/47 (Call 09/01/46)	225	246,550
5.55%, 08/15/41	35	38,616
5.65%, 02/15/47 (Call 08/15/46)	265	296,686
5.70%, 03/01/57 (Call 09/01/56)	105	118,262
6.00%, 08/15/40 (Call 05/15/40)	35	40,199
6.35%, 03/15/40	100	118,175
6.38%, 03/01/41	100	119,107
Batelco International Finance No. 1 Ltd., 4.25%, 05/01/20(d)	200	198,984
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	111	114,340
Bharti Airtel Ltd., 4.38%, 06/10/25(c)(d)	300	298,071
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	200	209,744
9.63%, 12/15/30	350	506,268

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/22)(b)	$200	$200,662
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	94	92,540
Series G, 6.88%, 01/15/28	95	93,178
Series P, 7.60%, 09/15/39	125	109,704
Series S, 6.45%, 06/15/21	150	156,627
Series T, 5.80%, 03/15/22	175	180,063
Series U, 7.65%, 03/15/42	75	66,098
Series W, 6.75%, 12/01/23	100	106,287
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	150	161,159
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)(b)(c)	75	69,238
8.00%, 10/15/25 (Call 10/15/20)(b)	50	46,125
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	50	49,204
2.20%, 02/28/21	715	710,724
2.20%, 09/20/23 (Call 07/20/23)	230	226,642
2.45%, 06/15/20	465	464,749
2.50%, 09/20/26 (Call 06/20/26)	200	194,356
2.60%, 02/28/23	100	100,244
2.95%, 02/28/26	275	274,893
3.63%, 03/04/24	65	67,824
5.50%, 01/15/40	150	187,977
5.90%, 02/15/39	100	130,212
Cogent Communications Finance Inc., 5.63%, 04/15/21 (Call 04/15/20)(b)	25	25,348
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/19)(d)	200	203,018
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/19)(b)	100	100,125
5.50%, 03/01/24 (Call 03/01/21)(b)	125	130,356
5.50%, 06/15/24 (Call 06/15/19)(b)	150	151,335
6.00%, 03/01/26 (Call 03/01/22)(b)	195	206,583
8.25%, 03/01/27 (Call 03/01/22)(b)	135	146,138
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	100	94,326
6.00%, 06/15/25 (Call 06/15/20)(b)	150	152,505
Consolidated Communications Inc., 6.50%, 10/01/22
(Call 10/01/19)	100	94,845
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	145,655
4.38%, 11/15/57 (Call 05/15/57)	100	92,207
4.75%, 03/15/42	65	67,129
5.35%, 11/15/48 (Call 05/15/48)	50	57,115
5.75%, 08/15/40	110	126,642
5.85%, 11/15/68 (Call 05/15/68)	125	138,379
Deutsche Telekom International Finance BV
4.38%, 06/21/28 (Call 03/21/28)(b)	100	104,914
8.75%, 06/15/30	646	901,771
9.25%, 06/01/32	125	185,385
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(d)	102	66,983
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(d)	98	38,425
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(b)	200	199,262
Digicel Ltd., 6.00%, 04/15/21 (Call 05/30/19)(c)(d)	450	396,846
Embarq Corp., 8.00%, 06/01/36	215	211,923
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24(d)	200	203,790

Security	Par (000)	Value

Telecommunications (continued)
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	$50	$38,968
6.88%, 01/15/25 (Call 10/15/24)(c)	100	53,171
7.13%, 01/15/23	125	77,966
7.63%, 04/15/24(c)	125	69,013
8.00%, 04/01/27 (Call 04/01/22)(b)	325	336,596
8.50%, 04/01/26 (Call 04/01/21)(b)	210	198,198
8.75%, 04/15/22	75	52,202
9.00%, 08/15/31	150	84,638
10.50%, 09/15/22 (Call 06/15/22)	250	182,185
11.00%, 09/15/25 (Call 06/15/25)	475	307,947
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
9.88%, 05/01/24 (Call 05/01/21)(b)	145	148,200
12.50%, 07/01/22 (Call 07/01/19)(b)	75	80,573
GTH Finance BV, 7.25%, 04/26/23 (Call 01/26/23)(d)	200	217,084
GTT Communications Inc., 7.88%, 12/31/24
(Call 12/31/19)(b)(c)	75	70,705
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(b)	50	43,074
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	189,934
Hughes Satellite Systems Corp.
5.25%, 08/01/26	97	97,566
6.63%, 08/01/26	100	101,122
7.63%, 06/15/21	100	107,080
IHS Netherlands Holdco BV, 9.50%, 10/27/21
(Call 10/27/19)(d)	200	207,600
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/15/19)(b)	100	101,001
Intelsat Connect Finance SA, 9.50%, 02/15/23
(Call 08/15/20)(b)	215	199,617
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/19)	265	239,825
8.00%, 02/15/24 (Call 02/15/20)(b)	175	182,584
8.50%, 10/15/24 (Call 10/15/20)(b)	325	321,753
9.50%, 09/30/22(b)	50	57,897
9.75%, 07/15/25 (Call 07/15/21)(b)	275	282,727
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/19)	125	94,541
Iridium Communications Inc., 10.25%, 04/15/23
(Call 04/15/20)(b)	50	55,177
Juniper Networks Inc.
4.50%, 03/15/24	175	182,940
5.95%, 03/15/41	194	205,409
Koninklijke KPN NV, 8.38%, 10/01/30	200	255,214
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/19)	50	50,473
5.25%, 03/15/26 (Call 03/15/21)	80	81,366
5.38%, 08/15/22 (Call 08/15/19)	125	125,535
5.38%, 01/15/24 (Call 01/15/20)	94	95,410
5.38%, 05/01/25 (Call 05/01/20)	75	76,337
5.63%, 02/01/23 (Call 02/01/20)	70	70,729
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 12/01/19)	75	75,710
Millicom International Cellular SA, 5.13%, 01/15/28
(Call 09/15/22)(b)	200	196,160
Motorola Solutions Inc.
3.50%, 09/01/21	100	101,206
3.50%, 03/01/23	5	5,026
3.75%, 05/15/22	132	135,018
4.00%, 09/01/24	75	76,376
4.60%, 02/23/28 (Call 11/23/27)	140	141,859
5.50%, 09/01/44	85	82,788
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(d)	600	580,338
New Cingular Wireless Services Inc., 8.75%, 03/01/31	75	101,651

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Nokia of America Corp., 6.45%, 03/15/29	$25	$24,629
Nokia OYJ
3.38%, 06/12/22	50	49,932
4.38%, 06/12/27	75	75,205
6.63%, 05/15/39	175	186,860
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	400	399,656
4.50%, 01/31/43(b)(c)	200	202,486
4.75%, 02/16/21(b)	200	205,808
Orange SA
5.38%, 01/13/42	110	127,109
5.50%, 02/06/44 (Call 08/06/43)	125	146,998
9.00%, 03/01/31	222	325,339
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(d)	200	200,348
6.63%, 04/24/28(d)	250	244,305
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(d)	200	202,116
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/19)(b)	75	75,756
Proven Glory Capital Ltd., 4.00%, 02/21/27(d)	400	388,476
Proven Honour Capital Ltd., 4.13%, 05/06/26(d)	200	196,684
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25
(Call 11/15/20)(b)	25	24,391
Qwest Capital Funding Inc.
6.88%, 07/15/28	75	68,781
7.75%, 02/15/31	75	69,285
Qwest Corp.
6.75%, 12/01/21	125	133,183
6.88%, 09/15/33 (Call 09/15/19)	100	99,885
7.13%, 11/15/43 (Call 11/15/19)	25	24,960
7.25%, 09/15/25	25	27,313
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	24,232
3.00%, 03/15/23 (Call 12/15/22)	25	25,055
3.63%, 12/15/25 (Call 09/15/25)	175	179,366
4.10%, 10/01/23 (Call 07/01/23)	225	235,381
4.30%, 02/15/48 (Call 08/15/47)	300	299,895
4.35%, 05/01/49 (Call 11/01/48)	150	151,190
4.50%, 03/15/43 (Call 09/15/42)	25	25,686
5.00%, 03/15/44 (Call 09/15/43)	250	274,612
SingTel Group Treasury Pte Ltd., 3.88%, 08/28/28
(Call 05/28/28)(d)	400	414,272
Sprint Capital Corp.
6.88%, 11/15/28	375	358,777
8.75%, 03/15/32	285	298,820
Sprint Communications Inc.
6.00%, 11/15/22	275	276,661
7.00%, 08/15/20	175	181,778
11.50%, 11/15/21	125	143,800
Sprint Corp.
7.13%, 06/15/24	400	401,484
7.25%, 09/15/21	300	314,337
7.63%, 02/15/25 (Call 11/15/24)	175	176,776
7.63%, 03/01/26 (Call 11/01/25)	180	180,038
7.88%, 09/15/23	575	599,046
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23(b)	281	280,915
4.74%, 09/20/29(b)	450	457,992

Security	Par (000)	Value

Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/34	$175	$162,038
6.38%, 11/15/33	115	111,916
7.20%, 07/18/36	200	204,880
7.72%, 06/04/38	125	131,459
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	251	255,337
Telefonica Emisiones SA, 5.46%, 02/16/21	425	443,738
Telefonica Emisiones SAU
4.10%, 03/08/27	300	306,729
4.57%, 04/27/23	150	158,753
4.67%, 03/06/38	150	147,726
4.90%, 03/06/48	150	147,896
5.21%, 03/08/47	250	257,375
7.05%, 06/20/36	250	309,315
Telefonica Europe BV, 8.25%, 09/15/30	97	130,788
Telesat Canada/Telesat LLC, 8.88%, 11/15/24
(Call 11/15/19)(b)	75	81,496
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	177	178,936
4.60%, 11/16/48 (Call 05/16/48)	115	120,256
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	75	76,100
4.50%, 02/01/26 (Call 02/01/21)	125	125,760
4.75%, 02/01/28 (Call 02/01/23)	225	227,196
5.38%, 04/15/27 (Call 04/15/22)	80	84,119
6.00%, 03/01/23 (Call 09/01/19)	175	180,022
6.00%, 04/15/24 (Call 04/15/20)	150	156,690
6.38%, 03/01/25 (Call 09/01/19)	275	285,997
6.50%, 01/15/24 (Call 01/15/20)	150	155,499
6.50%, 01/15/26 (Call 01/15/21)	250	267,365
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/19)(b)	50	48,912
Turk Telekomunikasyon AS, 4.88%, 06/19/24(d)	200	179,244
U.S. Cellular Corp., 6.70%, 12/15/33	153	162,907
VEON Holdings BV, 4.95%, 06/16/24 (Call 03/16/24)(d)	200	202,656
Verizon Communications Inc.
2.63%, 08/15/26	255	245,126
2.95%, 03/15/22	50	50,317
3.38%, 02/15/25	950	964,373
3.45%, 03/15/21	250	253,367
3.50%, 11/01/24 (Call 08/01/24)	490	501,726
3.85%, 11/01/42 (Call 05/01/42)	155	147,712
3.88%, 02/08/29 (Call 11/08/28)	110	113,937
4.02%, 12/03/29 (Call 09/03/29)(b)	151	157,594
4.13%, 03/16/27	165	174,096
4.13%, 08/15/46	55	54,179
4.27%, 01/15/36	405	414,412
4.33%, 09/21/28	1,368	1,462,939
4.40%, 11/01/34 (Call 05/01/34)	150	158,315
4.50%, 08/10/33	315	337,916
4.52%, 09/15/48	350	363,814
4.60%, 04/01/21	100	103,548
4.67%, 03/15/55	550	578,264
4.75%, 11/01/41	150	160,674
4.81%, 03/15/39	308	334,753
4.86%, 08/21/46	450	489,667
5.01%, 04/15/49	416	466,232
5.01%, 08/21/54	644	715,445
5.25%, 03/16/37	125	142,254
5.50%, 03/16/47	769	915,641

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.40%, 09/15/33	$41	$51,480
6.55%, 09/15/43	505	666,726
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(b)	100	99,321
5.63%, 04/15/27 (Call 04/15/22)(b)	80	82,031
Vodafone Group PLC
2.50%, 09/26/22	190	188,358
2.95%, 02/19/23	325	324,265
3.75%, 01/16/24	85	86,459
4.13%, 05/30/25	203	209,445
4.38%, 03/16/21	100	103,011
4.38%, 05/30/28	450	463,248
4.38%, 02/19/43	115	107,126
5.00%, 05/30/38	65	65,936
5.25%, 05/30/48	200	205,358
6.15%, 02/27/37	383	433,989
6.25%, 11/30/32	75	87,813
6.25%, 10/03/78 (Call 07/03/24), (5 year USD Swap + 3.051%)(d)(f)	200	201,350
7.00%, 04/04/79 (Call 01/04/29)(f)	195	204,890
7.88%, 02/15/30	100	128,833
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	200	184,136
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 05/25/19)(b)(e)	55	56,781

		56,483,472

Textiles — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	635	637,070
3.25%, 06/01/22 (Call 03/01/22)	375	380,891
3.70%, 04/01/27 (Call 01/01/27)	125	128,090
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	50	51,398

		1,197,449

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,078
3.50%, 09/15/27 (Call 06/15/27)	180	176,134
5.10%, 05/15/44 (Call 11/15/43)	50	49,135
6.35%, 03/15/40	90	101,797
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	50	48,031
3.15%, 03/15/23 (Call 12/15/22)	50	45,903
5.45%, 11/01/41 (Call 05/01/41)	75	56,624
6.20%, 10/01/40(c)	75	61,289
6.75%, 12/31/25 (Call 12/31/20)(b)	130	130,196

		694,187

Transportation — 0.6%
AP Moller — Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(b)	175	173,560
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	10	10,090
3.00%, 04/01/25 (Call 01/01/25)	80	80,682
3.05%, 09/01/22 (Call 06/01/22)	325	328,575
3.25%, 06/15/27 (Call 03/15/27)(c)	100	101,992
3.40%, 09/01/24 (Call 12/01/23)	25	25,749
3.65%, 09/01/25 (Call 06/01/25)	50	51,938
3.75%, 04/01/24 (Call 01/01/24)	125	130,281
3.90%, 08/01/46 (Call 02/01/46)	25	25,034
4.05%, 06/15/48 (Call 12/15/47)	25	25,695
4.13%, 06/15/47 (Call 12/15/46)	210	216,913

Security	Par (000)	Value

Transportation (continued)
4.15%, 04/01/45 (Call 10/01/44)	$175	$181,319
4.15%, 12/15/48 (Call 06/15/48)	25	26,105
4.40%, 03/15/42 (Call 09/15/41)	65	69,258
4.45%, 03/15/43 (Call 09/15/42)	140	150,881
4.55%, 09/01/44 (Call 03/01/44)	200	217,744
4.90%, 04/01/44 (Call 10/01/43)	125	142,129
5.15%, 09/01/43 (Call 03/01/43)	50	58,528
5.40%, 06/01/41 (Call 12/01/40)	75	89,039
5.75%, 05/01/40 (Call 11/01/39)	200	246,420
6.15%, 05/01/37	25	31,870
6.20%, 08/15/36	150	191,010
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	255	250,553
2.95%, 11/21/24 (Call 08/21/24)	110	110,700
3.20%, 08/02/46 (Call 02/02/46)	175	160,666
3.65%, 02/03/48 (Call 08/03/47)	115	113,782
6.20%, 06/01/36	175	228,023
Canadian Pacific Railway Co.
4.00%, 06/01/28 (Call 03/01/28)	25	26,228
4.45%, 03/15/23 (Call 12/15/22)	50	52,333
4.80%, 08/01/45 (Call 02/01/45)	175	194,082
Canadian Pacific Railway CO., 2.90%, 02/01/25
(Call 11/01/24)	50	49,710
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	65	66,998
Cie. de Chemin de Fer Canadien Pacifique
5.75%, 01/15/42	75	89,304
5.95%, 05/15/37	60	73,290
6.13%, 09/15/15 (Call 03/15/15)	49	61,252
7.13%, 10/15/31	200	265,304
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(d)	400	408,148
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	125	119,512
3.25%, 06/01/27 (Call 03/01/27)	240	238,428
3.35%, 11/01/25 (Call 08/01/25)	125	126,461
3.40%, 08/01/24 (Call 05/01/24)	145	148,577
3.70%, 11/01/23 (Call 08/01/23)	115	118,809
3.80%, 03/01/28 (Call 12/01/27)	135	138,974
3.80%, 11/01/46 (Call 05/01/46)	125	118,344
3.95%, 05/01/50 (Call 11/01/49)	140	134,168
4.10%, 03/15/44 (Call 09/15/43)	175	173,414
4.25%, 06/01/21 (Call 03/01/21)	25	25,621
4.25%, 03/15/29 (Call 12/15/28)	75	79,961
4.50%, 03/15/49 (Call 09/15/48)	35	36,761
4.75%, 05/30/42 (Call 11/30/41)	150	161,662
5.50%, 04/15/41 (Call 10/15/40)	25	28,903
6.00%, 10/01/36	85	101,775
6.22%, 04/30/40	150	186,507
FedEx Corp.
2.63%, 08/01/22	115	114,124
3.20%, 02/01/25	125	126,030
3.25%, 04/01/26 (Call 01/01/26)	75	75,176
3.30%, 03/15/27 (Call 12/15/26)	95	94,136
3.40%, 02/15/28 (Call 11/15/27)	145	143,676
3.88%, 08/01/42	35	30,978
3.90%, 02/01/35	50	47,319
4.00%, 01/15/24	170	178,624
4.05%, 02/15/48 (Call 08/15/47)	125	111,676
4.10%, 04/15/43	25	22,913
4.10%, 02/01/45	90	81,698

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.40%, 01/15/47 (Call 07/15/46)	$50	$47,125
4.55%, 04/01/46 (Call 10/01/45)	100	96,397
4.75%, 11/15/45 (Call 05/15/45)	200	198,704
4.90%, 01/15/34	50	54,379
4.95%, 10/17/48 (Call 04/17/48)	25	25,655
5.10%, 01/15/44	250	261,100
Hornbeck Offshore Services Inc., 5.00%, 03/01/21
(Call 05/31/19)	25	15,685
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	50,445
3.88%, 03/01/26 (Call 01/01/26)	150	152,734
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	100	95,364
4.70%, 05/01/48 (Call 11/01/47)	25	25,959
4.95%, 08/15/45 (Call 02/15/45)	120	127,902
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(d)	200	235,692
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23
(Call 07/31/19)(b)	75	72,845
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	50	50,345
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(d)	200	212,902
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/15/19)(b)	75	62,822
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/20)(b)	50	32,625
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 05/26/19)(b)	50	50,103
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	200	196,164
3.00%, 04/01/22 (Call 01/01/22)	375	377,130
3.15%, 06/01/27 (Call 03/01/27)	100	98,598
3.80%, 08/01/28 (Call 05/01/28)	120	124,129
3.94%, 11/01/47 (Call 05/01/47)	218	211,804
3.95%, 10/01/42 (Call 04/01/42)	100	97,121
4.10%, 05/15/49 (Call 11/15/48)	55	54,645
4.45%, 06/15/45 (Call 12/15/44)	25	25,984
4.65%, 01/15/46 (Call 07/15/45)	95	101,466
4.84%, 10/01/41	195	211,819
5.10%, 08/01/18 (Call 02/01/18)	100	104,630
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(d)	200	202,658
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(d)	400	410,508
Rumo Luxembourg Sarl, 5.88%, 01/18/25
(Call 01/18/22)(c)(d)	200	202,874
Russian Railways via RZD Capital PLC
4.38%, 03/01/24(d)	400	405,380
5.70%, 04/05/22(d)	200	209,308
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	250	246,367
2.50%, 05/11/20 (Call 04/11/20)	35	34,873
2.50%, 09/01/22 (Call 08/01/22)	5	4,916
2.88%, 09/01/20 (Call 08/01/20)	85	84,998
3.65%, 03/18/24 (Call 02/18/24)	50	51,148
3.75%, 06/09/23 (Call 05/09/23)	400	408,724
3.88%, 12/01/23 (Call 11/01/23)	50	51,315
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(b)	50	49,848
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	196,764
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	250	269,910
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	249,025
2.75%, 03/01/26 (Call 12/01/25)	498	486,680

Security	Par (000)	Value

Transportation (continued)
3.00%, 04/15/27 (Call 01/15/27)(c)	$50	$49,225
3.15%, 03/01/24 (Call 02/01/24)	30	30,398
3.20%, 06/08/21	50	50,557
3.25%, 08/15/25 (Call 05/15/25)	190	192,346
3.60%, 09/15/37 (Call 03/15/37)	212	202,254
3.70%, 03/01/29 (Call 12/01/28)	120	123,347
3.75%, 07/15/25 (Call 05/15/25)	45	46,821
3.80%, 10/01/51 (Call 04/01/51)	150	141,082
3.88%, 02/01/55 (Call 08/01/54)	125	115,333
3.95%, 09/10/28 (Call 06/10/28)	310	325,816
4.00%, 04/15/47 (Call 10/15/46)	200	196,390
4.05%, 11/15/45 (Call 05/15/45)	75	73,559
4.05%, 03/01/46 (Call 09/01/45)	25	24,539
4.16%, 07/15/22 (Call 04/15/22)	162	168,358
4.38%, 09/10/38 (Call 03/10/38)	50	52,276
4.38%, 11/15/65 (Call 05/15/65)	25	24,463
4.50%, 09/10/48 (Call 03/10/48)	400	424,536
United Parcel Service Inc.
2.05%, 04/01/21	50	49,522
2.40%, 11/15/26 (Call 08/15/26)	75	71,825
2.45%, 10/01/22	410	407,794
2.50%, 04/01/23 (Call 03/01/23)	35	34,832
2.80%, 11/15/24 (Call 09/15/24)	885	886,991
3.05%, 11/15/27 (Call 08/15/27)	250	249,330
3.13%, 01/15/21	244	246,340
3.40%, 03/15/29 (Call 12/15/28)	60	61,193
3.40%, 11/15/46 (Call 05/15/46)	120	107,112
3.63%, 10/01/42	40	37,572
3.75%, 11/15/47 (Call 05/15/47)	61	58,059
4.25%, 03/15/49 (Call 09/15/48)	100	102,825
4.88%, 11/15/40 (Call 05/15/40)	25	27,929
6.20%, 01/15/38	77	99,933
XPO CNW Inc., 6.70%, 05/01/34	100	90,013
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(b)	70	71,529
6.50%, 06/15/22 (Call 06/15/19)(b)	113	115,378
6.75%, 08/15/24 (Call 08/15/21)(b)	150	155,185

		19,841,643

Trucking & Leasing — 0.1%
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	350	353,381
4.38%, 01/30/24 (Call 12/30/23)(b)	200	205,348
4.88%, 10/01/25 (Call 07/01/25)(b)	50	52,637
Avolon Holdings Funding Ltd.
3.63%, 05/01/22 (Call 04/01/22)(b)	100	100,233
3.95%, 07/01/24 (Call 06/01/24)(b)	100	99,386
4.38%, 05/01/26 (Call 03/01/26)(b)	100	99,426
5.13%, 10/01/23 (Call 09/01/23)(b)	100	103,732
5.25%, 05/15/24 (Call 04/15/24)(b)	90	94,053
5.50%, 01/15/23 (Call 12/15/22)(b)	150	157,048
CMBLEMTN 1 Ltd., 3.25%, 11/29/21(d)	200	197,562
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/20)(d)	600	618,660
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(b)	65	67,157
6.75%, 03/15/22 (Call 03/15/20)(b)	85	87,377
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	70	68,149
3.25%, 09/15/26 (Call 06/15/26)	55	52,786
3.85%, 03/30/27 (Call 12/30/26)	100	98,953
4.55%, 11/07/28 (Call 08/07/28)	100	103,558

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
4.70%, 04/01/29 (Call 01/01/29)	$50	$52,428
5.20%, 03/15/44 (Call 09/15/43)	75	79,321
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(b)	50	50,040
4.50%, 03/15/23 (Call 02/15/23)(b)	140	141,630
5.25%, 08/15/22 (Call 07/15/22)(b)	255	265,480
5.50%, 02/15/24 (Call 01/15/24)(b)	160	168,544
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)(b)	100	100,455
3.38%, 02/01/22 (Call 12/01/21)(b)	25	25,133
3.40%, 11/15/26 (Call 08/15/26)(b)	147	141,276
3.45%, 07/01/24 (Call 06/01/24)(b)	250	250,130
3.65%, 07/29/21 (Call 06/29/21)(b)	70	70,866
3.90%, 02/01/24 (Call 01/01/24)(b)	200	204,148
4.20%, 04/01/27 (Call 01/01/27)(b)	100	100,723
4.45%, 01/29/26 (Call 11/29/25)(b)	150	154,575
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 06/15/23)(b)	250	256,862

		4,621,057

Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (Call 06/01/28)	75	77,359
2.95%, 09/01/27 (Call 06/01/27)	55	53,490
3.40%, 03/01/25 (Call 12/01/24)	55	55,809
3.75%, 09/01/47 (Call 03/01/47)	109	102,215
3.85%, 03/01/24 (Call 12/01/23)	25	25,848
4.20%, 09/01/48 (Call 03/01/48)	50	50,654
4.30%, 09/01/45 (Call 03/01/45)	100	102,743
6.59%, 10/15/37	25	32,710
Aqua America Inc.
3.57%, 05/01/29 (Call 02/01/29)	35	35,222
4.28%, 05/01/49 (Call 11/01/48)	100	100,101
Veolia Environnement SA, 6.75%, 06/01/38	50	62,279

		698,430

Total Corporate Bonds & Notes — 33.6% (Cost: $1,133,918,193)		1,143,955,089

Foreign Government Obligations(k)

Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(d)	200	209,204
9.38%, 05/08/48(d)	200	214,742
9.50%, 11/12/25(d)	250	280,630

		704,576

Argentina — 0.2%
Argentina Bonar Bonds, 8.75%, 05/07/24	2,125	1,774,945
Argentine Republic Government International Bond
3.75%, 12/31/38(i)	25	12,013
4.63%, 01/11/23(c)	112	82,701
5.63%, 01/26/22	500	391,210
5.88%, 01/11/28	150	103,917
6.63%, 07/06/28	300	211,545
6.88%, 04/22/21	850	714,697
6.88%, 01/26/27	300	216,777
6.88%, 01/11/48	450	298,908
7.13%, 07/06/36	450	311,049
7.13%, 06/28/17	350	234,346
7.50%, 04/22/26	500	376,275

Security	Par (000)	Value

Argentina (continued)
7.63%, 04/22/46	$150	$104,987
8.28%, 12/31/33	631	454,086
Series NY, 3.75%, 12/31/38(i)	1,072	562,553
Series NY, 8.28%, 12/31/33	680	504,864
Autonomous City of Buenos Aires Argentina, 7.50%, 06/01/27(d)	250	201,240
Provincia de Buenos Aires/Argentina
6.50%, 02/15/23(d)	200	145,064
7.88%, 06/15/27(d)	200	133,222
9.13%, 03/16/24(d)	150	112,612
10.88%, 01/26/21(d)	67	58,966
Provincia de Cordoba, 7.45%, 09/01/24(d)	150	106,385

		7,112,362

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(d)	200	207,104

Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 08/01/23(d)	400	417,112
6.75%, 09/20/29(d)	200	212,498
7.00%, 10/12/28(d)	200	216,348
7.50%, 09/20/47(d)	200	213,700
CBB International Sukuk Co. 6 Spc, 5.25%, 03/20/25(d)	600	606,306

		1,665,964

Belarus — 0.0%
Republic of Belarus International Bond, 7.63%, 06/29/27(d)	200	215,568

Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(d)	200	203,730

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	600	564,210

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20(d)	200	206,534
5.75%, 09/26/23(c)(d)	200	215,834
Brazilian Government International Bond
4.25%, 01/07/25	550	556,545
4.63%, 01/13/28 (Call 10/13/27)	250	251,090
4.88%, 01/22/21	100	103,005
5.00%, 01/27/45	400	364,664
5.63%, 01/07/41	200	199,856
6.00%, 04/07/26	1,000	1,103,020
7.13%, 01/20/37	125	146,532
8.25%, 01/20/34	187	237,638
8.75%, 02/04/25	100	125,273
8.88%, 04/15/24	130	161,981
10.13%, 05/15/27	708	975,957

		4,647,929

Canada — 0.4%
Canada Government International Bond, 2.00%, 11/15/22	725	718,272
CPPIB Capital Inc., 2.75%, 11/02/27(b)	250	248,988
Export Development Canada
1.50%, 05/26/21	350	344,046
1.75%, 07/21/20	225	223,263
2.00%, 11/30/20	200	198,812

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
2.00%, 05/17/22	$190	$188,176
2.63%, 02/21/24	500	505,575
Hydro-Quebec, Series HH, 8.50%, 12/01/29	500	732,565
Ontario Teachers’ Finance Trust, 2.75%, 04/16/21(b)	400	402,308
Province of Alberta Canada
2.05%, 08/17/26(b)	250	238,535
2.20%, 07/26/22	580	575,227
3.30%, 03/15/28	250	258,122
Province of British Columbia Canada
2.00%, 10/23/22	575	567,134
2.25%, 06/02/26	860	837,666
2.65%, 09/22/21	25	25,140
Province of Manitoba Canada
2.05%, 11/30/20	100	99,381
2.10%, 09/06/22	395	390,043
2.13%, 05/04/22	95	94,037
2.13%, 06/22/26	225	216,070
3.05%, 05/14/24	150	153,368
Province of Ontario Canada
1.88%, 05/21/20	480	477,096
2.20%, 10/03/22	260	257,715
2.25%, 05/18/22	465	462,159
2.40%, 02/08/22	300	299,700
2.45%, 06/29/22	325	324,912
2.50%, 09/10/21(c)	325	325,448
2.50%, 04/27/26	495	487,377
3.05%, 01/29/24	250	255,555
3.20%, 05/16/24	250	257,392
Province of Quebec Canada
2.38%, 01/31/22	350	349,594
2.50%, 04/20/26	575	567,766
2.63%, 02/13/23	295	296,481
2.75%, 04/12/27	275	274,893
3.50%, 07/29/20	470	475,917
Series NN, 7.13%, 02/09/24	50	59,819
Series PD, 7.50%, 09/15/29	225	315,695
Series QO, 2.88%, 10/16/24	905	920,249

		13,424,496

Cayman Islands — 0.0%
KSA Sukuk Ltd., 4.30%, 01/19/29(d)	400	417,672

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	405	400,824
3.13%, 03/27/25	600	606,336
3.13%, 01/21/26	200	201,212
3.24%, 02/06/28 (Call 11/06/27)	200	201,252
3.86%, 06/21/47	650	652,789

		2,062,413

China — 0.1%
Avi Funding Co. Ltd., 2.85%, 09/16/20(d)	200	199,738
China Government International Bond
2.63%, 11/02/27(d)	200	194,376
3.25%, 10/19/23(d)	400	409,740
4.00%, 10/19/48(d)	200	206,032
Export-Import Bank of China (The)
2.00%, 04/26/21(d)	200	196,578
2.63%, 03/14/22(d)	200	198,426
2.75%, 11/28/22(d)	200	198,546
2.88%, 04/26/26(d)	200	193,224

Security	Par (000)	Value

China (continued)
3.25%, 11/28/27(d)	$200	$196,280
3.63%, 07/31/24(d)	400	409,080

		2,402,020

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	400	405,692
4.00%, 02/26/24 (Call 11/26/23)	205	211,134
4.38%, 07/12/21	500	514,515
4.50%, 01/28/26 (Call 10/28/25)	400	421,492
5.00%, 06/15/45 (Call 12/15/44)	200	209,088
5.20%, 05/15/49 (Call 11/15/48)	200	214,094
5.63%, 02/26/44 (Call 08/26/43)	400	450,312
6.13%, 01/18/41	400	471,332
8.13%, 05/21/24	400	484,868
10.38%, 01/28/33	85	131,687

		3,514,214

Costa Rica — 0.0%
Costa Rica Government International Bond
4.25%, 01/26/23(d)	450	432,167
7.00%, 04/04/44(d)	200	192,328
Instituto Costarricense de Electricidad, 6.95%, 11/10/21(d)	200	199,938

		824,433

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(d)	400	433,572
6.00%, 01/26/24(d)	200	224,218
6.38%, 03/24/21(d)	200	211,936
6.63%, 07/14/20(d)	200	208,308

		1,078,034

Denmark — 0.0%
Kommunekredit, 2.25%, 11/16/22(d)	500	497,580

Dominican Republic — 0.1%
Dominican Republic International Bond
5.88%, 04/18/24(d)	300	313,545
5.95%, 01/25/27(d)	600	633,270
6.50%, 02/15/48(d)	150	155,809
6.60%, 01/28/24(d)	100	108,436
6.85%, 01/27/45(d)	300	322,638
7.45%, 04/30/44(d)	200	226,748

		1,760,446

Ecuador — 0.1%
Ecuador Government International Bond
7.88%, 01/23/28(d)	200	193,350
7.95%, 06/20/24(d)	450	458,028
8.75%, 06/02/23(d)	400	425,716
9.63%, 06/02/27(d)	200	212,234
9.65%, 12/13/26(d)	400	427,356
10.75%, 03/28/22(d)	400	449,396
10.75%, 01/31/29(d)	500	558,580

		2,724,660

Egypt — 0.1%
Egypt Government International Bond
5.88%, 06/11/25(d)	410	402,038
6.13%, 01/31/22(d)	400	404,648
6.88%, 04/30/40(d)	100	92,423
7.50%, 01/31/27(d)	800	825,288

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
7.90%, 02/21/48(d)	$200	$193,300
8.50%, 01/31/47(d)	400	407,420

		2,325,117

El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	200	196,216
7.65%, 06/15/35(d)	200	207,358
8.25%, 04/10/32(d)	100	108,253
8.63%, 02/28/29(d)	200	221,784

		733,611

France — 0.0%
Agence Francaise de Developpement, 1.88%, 09/14/20(d)	200	198,278
Caisse d’Amortissement de la Dette Sociale, 3.00%, 10/26/20	350	352,667

		550,945

Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(d)	400	385,564

Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	750	734,985
1.75%, 05/15/20(d)	200	198,562
2.75%, 01/30/24	500	508,280

		1,441,827

Ghana — 0.0%
Ghana Government International Bond
7.63%, 05/16/29(d)	200	196,770
8.13%, 01/18/26(d)	400	413,736
8.63%, 06/16/49(d)	400	384,776

		995,282

Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	196,664
4.50%, 05/03/26(d)	200	198,720
5.75%, 06/06/22(d)	200	210,518

		605,902

Hong Kong — 0.0%
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	200,584

Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24	300	330,297
5.75%, 11/22/23	350	388,441
6.38%, 03/29/21	900	958,725
7.63%, 03/29/41	160	240,950

		1,918,413

India — 0.0%
Export-Import Bank of India
3.13%, 07/20/21(d)	200	199,264
3.38%, 08/05/26(d)	200	193,240
3.88%, 02/01/28(d)	400	396,016

		788,520

Indonesia — 0.3%
Indonesia Government International Bond
2.95%, 01/11/23	500	496,085
3.38%, 04/15/23(d)	200	201,026
3.85%, 07/18/27(d)	600	604,650
4.10%, 04/24/28	200	204,540

Security	Par (000)	Value

Indonesia (continued)
4.13%, 01/15/25(d)	$200	$206,350
4.35%, 01/08/27(d)	200	208,040
4.35%, 01/11/48	400	394,608
4.75%, 01/08/26(d)	200	213,076
4.75%, 02/11/29	400	428,792
4.88%, 05/05/21(d)	200	206,890
5.25%, 01/08/47(d)	400	436,496
5.35%, 02/11/49	400	446,764
5.38%, 10/17/23(d)	400	434,340
5.95%, 01/08/46(d)	300	357,321
6.75%, 01/15/44(d)	200	259,360
7.75%, 01/17/38(d)	420	581,482
8.50%, 10/12/35(d)	300	432,693
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(d)	400	401,648
3.90%, 08/20/24(d)	200	203,224
4.15%, 03/29/27(d)	800	814,368
4.35%, 09/10/24(d)	200	207,392
4.40%, 03/01/28(d)	400	412,880
4.55%, 03/29/26(d)	200	208,952

		8,360,977

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(d)	200	203,352

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	200	200,436
4.00%, 06/30/22	200	208,350
4.50%, 01/30/43	500	539,470

		948,256

Italy — 0.0%
Republic of Italy Government International Bond
5.38%, 06/15/33	160	170,186
6.88%, 09/27/23	1,000	1,109,230

		1,279,416

Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/19)(d)(i)	181	170,878
6.13%, 06/15/33(d)	200	182,050
6.38%, 03/03/28(d)	200	194,488

		547,416

Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28	550	618,129
7.88%, 07/28/45	200	243,204
8.00%, 03/15/39	100	121,475

		982,808

Japan — 0.2%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	200	195,690
2.13%, 09/01/22(b)	250	246,072
2.50%, 10/18/22(d)	200	199,010
3.13%, 09/06/23(b)	200	203,886
Japan Bank for International Cooperation
1.50%, 07/21/21	612	599,589
1.75%, 05/28/20	500	496,025
1.88%, 04/20/21	100	98,835
1.88%, 07/21/26	200	187,884
2.13%, 11/16/20	750	745,792

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
2.13%, 02/10/25	$200	$193,642
2.25%, 11/04/26	768	738,125
2.38%, 07/21/22	250	248,655
2.38%, 04/20/26	250	243,328
2.75%, 11/16/27	200	197,586
2.88%, 06/01/27	520	519,480
3.00%, 05/29/24	250	253,730
3.25%, 07/20/23	250	256,195
3.38%, 10/31/23	500	515,685
3.50%, 10/31/28	200	209,516
Japan Finance Organization for Municipalities, 3.38%, 09/27/23(b)	200	205,526

		6,554,251

Jersey — 0.0%
IDB Trust Services Ltd.
2.26%, 09/26/22(d)	400	392,380
3.10%, 03/15/23(d)	300	301,635
3.29%, 11/26/21(d)	200	202,686
3.39%, 09/26/23(d)	200	204,452

		1,101,153

Jordan — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(d)	600	585,762
6.13%, 01/29/26(d)	200	201,098

		786,860

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	200	207,682
4.88%, 10/14/44(d)	200	215,152
5.13%, 07/21/25(d)	600	663,000
6.50%, 07/21/45(d)	200	260,296

		1,346,130

Kenya — 0.0%
Kenya Government International Bond
6.88%, 06/24/24(d)	200	204,356
8.25%, 02/28/48(d)	200	197,540

		401,896

Kuwait — 0.0%
Kuwait International Government Bond
2.75%, 03/20/22(d)	600	598,848
3.50%, 03/20/27(d)	800	817,120

		1,415,968

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(d)	250	216,390
6.20%, 02/26/25(d)	1,000	834,090
6.40%, 05/26/23	50	43,348
6.60%, 11/27/26(d)	50	41,129
6.65%, 04/22/24(d)	300	256,569
6.65%, 11/03/28(d)	50	40,324
6.65%, 02/26/30(d)	200	158,264
6.75%, 11/29/27(d)	25	20,314
6.85%, 05/25/29	50	40,273
7.00%, 03/23/32(d)	100	80,640
7.25%, 03/23/37(d)	315	250,375
8.25%, 04/12/21(d)	300	290,271

		2,271,987

Security	Par (000)	Value

Lithuania — 0.0%
Lithuania Government International Bond
6.13%, 03/09/21(d)	$200	$211,792
6.63%, 02/01/22(d)	200	219,820

		431,612

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	200	200,220
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(d)	400	400,572
4.08%, 04/27/46(d)	250	265,290

		866,082

Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	620	626,913
3.60%, 01/30/25	200	199,942
3.63%, 03/15/22	480	488,669
3.75%, 01/11/28	200	196,684
4.00%, 10/02/23	770	792,931
4.13%, 01/21/26	600	611,052
4.15%, 03/28/27	850	861,798
4.35%, 01/15/47	1,000	934,120
4.60%, 02/10/48	300	290,610
4.75%, 03/08/44	610	601,185
5.55%, 01/21/45	650	714,564
5.75%, 12/10/10	200	205,194
6.05%, 01/11/40	180	206,595
6.75%, 09/27/34	100	122,496
7.50%, 04/08/33	65	83,118
8.30%, 08/15/31	100	135,473

		7,071,344

Mongolia — 0.0%
Mongolia Government International Bond, 5.63%, 05/01/23(d)	300	296,046

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(d)	600	614,148

Nigeria — 0.1%
Nigeria Government International Bond
6.50%, 11/28/27(d)	200	196,990
6.75%, 01/28/21(d)	500	515,700
7.63%, 11/28/47(d)	400	384,516
7.70%, 02/23/38(d)	200	197,944
7.88%, 02/16/32(d)	200	206,880

		1,502,030

Norway — 0.0%
Kommunalbanken AS, 3.13%, 10/18/21(b)	500	508,550

Oman — 0.1%
Oman Government International Bond
3.63%, 06/15/21(d)	200	195,272
3.88%, 03/08/22(d)	200	194,512
4.13%, 01/17/23(d)	200	193,536
4.75%, 06/15/26(d)	200	185,098
5.38%, 03/08/27(d)	200	188,346
5.63%, 01/17/28(d)	200	190,852
6.50%, 03/08/47(d)	650	582,218

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24(d)	$400	$382,628
5.93%, 10/31/25(d)	500	508,120

		2,620,582

Pakistan — 0.0%
Pakistan Government International Bond, 8.25%, 09/30/25(d)	600	650,178

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	400	412,164
3.88%, 03/17/28 (Call 12/17/27)	650	673,127
4.00%, 09/22/24 (Call 06/24/24)	200	208,298
4.50%, 04/16/50 (Call 10/16/49)	200	208,918
6.70%, 01/26/36	685	891,007
7.13%, 01/29/26	100	121,831
8.88%, 09/30/27	50	69,339
9.38%, 04/01/29	300	437,352

		3,022,036

Paraguay — 0.0%
Paraguay Government International Bond
5.60%, 03/13/48(d)	400	427,872
6.10%, 08/11/44(d)	200	225,952

		653,824

Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	700	755,230
5.63%, 11/18/50	300	383,868
6.55%, 03/14/37	140	187,451
7.35%, 07/21/25	500	623,540
8.75%, 11/21/33	80	124,161

		2,074,250

Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	200	198,010
3.70%, 03/01/41(c)	200	203,314
3.70%, 02/02/42	500	508,410
3.75%, 01/14/29	500	525,325
3.95%, 01/20/40	200	210,358
4.00%, 01/15/21	850	868,011
5.00%, 01/13/37	400	473,720
6.38%, 01/15/32	200	258,190
6.38%, 10/23/34	225	300,152
7.50%, 09/25/24	200	237,902
7.75%, 01/14/31	238	335,806
9.50%, 02/02/30	100	154,594
10.63%, 03/16/25	80	113,614

		4,387,406

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	50,508
3.25%, 04/06/26	635	648,602
4.00%, 01/22/24	566	595,296
5.00%, 03/23/22	400	425,228

		1,719,634

Qatar — 0.2%
Qatar Government International Bond
2.38%, 06/02/21(d)	400	395,416
3.25%, 06/02/26(d)	200	199,804

Security	Par (000)	Value

Qatar (continued)
3.88%, 04/23/23(d)	$800	$826,656
4.00%, 03/14/29(d)	400	417,060
4.50%, 01/20/22(b)	200	208,144
4.50%, 04/23/28(d)	650	702,929
4.63%, 06/02/46(d)	900	959,076
5.10%, 04/23/48(d)	850	952,264
6.40%, 01/20/40(b)	100	130,604
SoQ Sukuk A QSC, 3.24%, 01/18/23(d)	800	807,232

		5,599,185

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(d)	100	103,987
4.88%, 01/22/24(d)	400	426,020
6.13%, 01/22/44(d)	250	290,162
6.75%, 02/07/22(d)	300	328,077

		1,148,246

Russia — 0.2%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(d)	200	201,278
4.38%, 03/21/29(d)	600	603,354
4.50%, 04/04/22(d)	200	206,928
4.75%, 05/27/26(d)	1,000	1,038,130
4.88%, 09/16/23(d)	1,200	1,267,992
5.25%, 06/23/47(d)	800	830,448
5.63%, 04/04/42(d)	400	445,304
5.88%, 09/16/43(d)	200	228,926
7.50%, 03/31/30(d)(i)	118	131,766
12.75%, 06/24/28(d)	600	973,518

		5,927,644

Saudi Arabia — 0.2%
KSA Sukuk Ltd.
2.89%, 04/20/22(d)	400	399,692
3.63%, 04/20/27(d)	1,200	1,207,956
Saudi Government International Bond
2.38%, 10/26/21(d)	400	394,248
2.88%, 03/04/23(d)	400	397,276
3.25%, 10/26/26(d)	600	589,788
3.63%, 03/04/28(d)	650	650,559
4.00%, 04/17/25(d)	850	881,093
4.38%, 04/16/29(d)	200	209,980
4.50%, 04/17/30(d)	250	263,488
4.50%, 10/26/46(d)	1,150	1,136,947
4.63%, 10/04/47(d)	310	311,922
5.00%, 04/17/49(d)	400	423,504
5.25%, 01/16/50(d)	600	652,398

		7,518,851

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)	200	192,768

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	932,950
4.85%, 09/27/27	200	194,816
5.65%, 09/27/47	200	188,228
5.88%, 06/22/30	200	204,848
6.25%, 03/08/41	153	157,819
6.30%, 06/22/48	200	200,868

		1,879,529

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea — 0.1%
Export-Import Bank of Korea
2.63%, 12/30/20	$400	$399,428
2.75%, 01/25/22	200	199,638
2.88%, 01/21/25	200	198,682
3.25%, 11/10/25	400	405,600
3.25%, 08/12/26	400	399,820
4.00%, 01/29/21	250	255,283
4.38%, 09/15/21	400	414,472
5.13%, 06/29/20	500	513,685
Korea International Bond
2.75%, 01/19/27	200	196,696
3.50%, 09/20/28	400	415,292
3.88%, 09/11/23	200	211,038
3.88%, 09/20/48	200	210,676
4.13%, 06/10/44	250	274,562

		4,094,872

Sri Lanka — 0.1%
Sri Lanka Government International Bond
5.75%, 04/18/23(d)	200	195,786
6.13%, 06/03/25(d)	200	193,298
6.20%, 05/11/27(d)	200	188,640
6.25%, 07/27/21(d)	400	402,684
6.75%, 04/18/28(d)	200	193,178
6.83%, 07/18/26(d)	400	394,612
6.85%, 11/03/25(d)	200	199,792

		1,767,990

Supranational — 1.3%
African Development Bank
1.25%, 07/26/21	380	371,005
2.13%, 11/16/22	275	272,794
2.38%, 09/23/21	235	235,115
2.63%, 03/22/21	350	351,676
African Export-Import Bank (The), 4.13%, 06/20/24(d)	250	249,635
Asian Development Bank
1.63%, 05/05/20	2,275	2,256,959
1.63%, 03/16/21(c)	275	271,370
1.75%, 06/08/21	150	148,203
1.75%, 09/13/22	685	672,348
1.75%, 08/14/26	500	475,160
1.88%, 02/18/22(c)	350	345,884
2.00%, 02/16/22(c)	660	654,641
2.00%, 01/22/25	405	396,049
2.00%, 04/24/26	155	150,071
2.25%, 01/20/21	515	513,975
2.38%, 08/10/27	150	147,723
2.50%, 11/02/27	650	646,067
2.63%, 01/30/24	350	353,976
2.63%, 01/12/27(c)	419	422,679
2.75%, 03/17/23	250	253,853
2.75%, 01/19/28	35	35,415
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	200	200,442
Corp. Andina de Fomento
2.13%, 09/27/21	75	73,518
4.38%, 06/15/22	100	103,836
Council of Europe Development Bank, 2.63%, 02/13/23	200	201,928
European Bank for Reconstruction & Development
1.13%, 08/24/20	2,180	2,144,030
1.88%, 02/23/22	185	182,747

Security	Par (000)	Value

Supranational (continued)
2.75%, 04/26/21	$210	$211,588
2.75%, 03/07/23	100	101,522
European Investment Bank
0.00%, 11/06/26(h)	150	123,264
1.38%, 06/15/20	1,075	1,062,960
1.38%, 09/15/21	250	244,648
1.63%, 08/14/20	1,325	1,312,306
1.63%, 12/15/20	250	247,103
1.63%, 06/15/21	50	49,264
1.75%, 05/15/20	2,000	1,986,820
1.88%, 02/10/25	625	606,969
2.00%, 03/15/21	375	372,562
2.00%, 12/15/22	200	197,834
2.13%, 10/15/21	20	19,908
2.13%, 04/13/26	100	97,731
2.25%, 03/15/22	150	149,775
2.25%, 08/15/22	755	753,301
2.38%, 05/13/21	500	500,340
2.38%, 06/15/22	375	375,720
2.38%, 05/24/27	120	118,858
2.50%, 04/15/21	285	285,804
2.63%, 05/20/22	1,000	1,008,940
2.63%, 03/15/24	55	55,636
2.88%, 09/15/20	250	251,733
2.88%, 12/15/21	43	43,613
2.88%, 08/15/23	875	893,060
3.25%, 01/29/24	1,035	1,075,603
4.00%, 02/16/21	1,000	1,028,560
4.88%, 02/15/36	225	282,541
Inter-American Development Bank
1.63%, 05/12/20	630	624,922
1.75%, 04/14/22	500	491,960
1.75%, 09/14/22	530	520,243
1.88%, 06/16/20	143	142,145
1.88%, 03/15/21	360	356,839
2.00%, 06/02/26	255	246,440
2.13%, 11/09/20	255	254,021
2.13%, 01/15/25	725	713,857
2.38%, 07/07/27	915	902,044
2.50%, 01/18/23	850	855,185
2.63%, 04/19/21	753	757,036
2.63%, 01/16/24	500	505,550
3.00%, 10/04/23	800	820,936
3.00%, 02/21/24	480	493,411
3.13%, 09/18/28	100	104,336
3.20%, 08/07/42	105	106,058
3.88%, 10/28/41	50	56,000
4.38%, 01/24/44	200	241,936
International Bank for Reconstruction & Development
1.13%, 08/10/20	100	98,446
1.38%, 05/24/21	305	299,089
1.38%, 09/20/21	50	48,914
1.63%, 09/04/20(c)	395	391,066
1.63%, 03/09/21	880	868,569
1.63%, 02/10/22	350	343,479
1.75%, 04/19/23	100	97,835
1.88%, 10/27/26	1,850	1,771,245
2.00%, 01/26/22(c)	200	198,358
2.13%, 11/01/20	200	199,284
2.13%, 02/13/23(c)	275	273,292

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.13%, 03/03/25	$230	$226,490
2.25%, 06/24/21	50	49,902
2.50%, 11/25/24	1,027	1,032,874
2.50%, 07/29/25	375	375,570
2.50%, 11/22/27	165	164,071
2.75%, 07/23/21	1,000	1,009,300
4.75%, 02/15/35	225	275,773
7.63%, 01/19/23	600	711,672
International Finance Corp.
1.63%, 07/16/20(c)	330	326,921
2.00%, 10/24/22	175	173,180
2.13%, 04/07/26	410	400,328
2.25%, 01/25/21	470	469,065
Nordic Investment Bank
1.50%, 09/29/20	250	246,843
2.13%, 02/01/22	250	248,603

		44,082,150

Sweden — 0.1%
Kommuninvest I Sverige AB, 2.63%, 09/15/22(b)	250	251,975
Svensk Exportkredit AB
1.75%, 08/28/20	200	198,172
2.38%, 03/09/22	200	199,928
2.88%, 05/22/21	550	555,032
2.88%, 03/14/23	400	406,924

		1,612,031

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	400	397,832

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(d)	200	183,590

Turkey — 0.2%
Export Credit Bank of Turkey
5.38%, 10/24/23(d)	200	179,718
8.25%, 01/24/24(d)	400	401,104
Hazine Mustesarligi Varlik Kiralama AS, 4.49%, 11/25/24(d)	200	177,038
Turkey Government International Bond
4.25%, 04/14/26	200	166,774
4.88%, 10/09/26	400	341,388
4.88%, 04/16/43	850	625,753
5.13%, 02/17/28	200	169,296
5.63%, 03/30/21	400	394,416
5.75%, 03/22/24	800	749,656
5.75%, 05/11/47	400	314,108
6.00%, 03/25/27	600	540,858
6.00%, 01/14/41	650	527,728
6.13%, 10/24/28	200	179,564
6.25%, 09/26/22	200	195,242
6.63%, 02/17/45	450	383,567
6.75%, 05/30/40	200	175,046
6.88%, 03/17/36	231	207,112
7.25%, 12/23/23	600	598,794
7.25%, 03/05/38	150	138,744
7.38%, 02/05/25	20	19,785
7.63%, 04/26/29	200	194,954

Security	Par (000)	Value

Turkey (continued)
8.00%, 02/14/34	$150	$150,548
11.88%, 01/15/30	100	127,984

		6,959,177

Ukraine — 0.1%
Ukraine Government International Bond
7.38%, 09/25/32(d)	400	353,088
7.75%, 09/01/20(d)	512	512,440
7.75%, 09/01/21(d)	100	99,254
7.75%, 09/01/23(d)	400	386,460
7.75%, 09/01/25(d)	400	377,452
7.75%, 09/01/26(d)	300	279,405
7.75%, 09/01/27(d)	200	184,430
8.99%, 02/01/24(d)	200	199,702
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(d)	200	201,146

		2,593,377

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(d)	400	395,220
3.13%, 05/03/26(d)	1,400	1,404,676
3.13%, 10/11/27(d)	200	198,930
4.13%, 10/11/47(d)	200	203,906
Dubai DOF Sukuk Ltd., 3.88%, 01/30/23(d)	200	201,416
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(d)	200	212,292
RAK Capital, 3.09%, 03/31/25(d)	200	194,216
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	200	201,642

		3,012,298

United Kingdom — 0.0%
Bank of England Euro Note, 2.50%, 03/05/21(b)	250	250,678

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	250	240,115
4.38%, 10/27/27	500	522,745
4.38%, 01/23/31 (Call 10/23/30)	100	104,217
4.50%, 08/14/24	480	502,387
4.98%, 04/20/55	100	103,169
5.10%, 06/18/50	520	546,791
7.63%, 03/21/36	100	136,083
8.00%, 11/18/22	75	84,935

		2,240,442

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(d)(j)	75	22,580
7.65%, 04/21/25(d)(j)	350	103,324
8.25%, 10/13/24(d)(j)	250	71,300
9.00%, 05/07/23(d)(j)	100	28,344
9.25%, 09/15/27(j)	365	107,233
9.25%, 05/07/28(d)(j)	150	43,688
9.38%, 01/13/34(j)	100	29,001
11.75%, 10/21/26(d)(j)	200	57,346
11.95%, 08/05/31(d)(j)	200	57,000
12.75%, 08/23/22(d)(j)	75	21,672

		541,488

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	400	419,628

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)	$200	$140,040
8.97%, 07/30/27(d)	200	138,658

		278,698

Total Foreign Government Obligations — 5.8% (Cost: $198,966,777)		197,291,842

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	290	411,933
Series S-1, 7.04%, 04/01/50	50	75,969
Series S-3, 6.91%, 10/01/50	100	151,863
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	73,620
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	75,034
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	115	170,291
Series D, 6.57%, 07/01/45	100	144,333
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	175	216,671
Series RY, 6.76%, 07/01/34	100	132,856
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series H, 6.55%, 05/15/48	50	69,123
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	60	80,205
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	80	78,762
State of California GO
3.38%, 04/01/25	200	207,080
3.50%, 04/01/28	315	325,968
4.60%, 04/01/38 (Call 04/01/28)	125	133,591
Series A, 2.37%, 04/01/22	100	99,770
State of California GO BAB
7.30%, 10/01/39	420	609,130
7.50%, 04/01/34	100	143,276
7.55%, 04/01/39	355	540,928
7.60%, 11/01/40	100	156,037
7.63%, 03/01/40	535	812,141
University of California RB
Series AQ, 4.77%, 05/15/15	500	533,385
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	50,938
University of California RB BAB, 5.77%, 05/15/43	100	125,583

		5,418,487

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	90	107,385
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	55,182

		162,567

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	61,721
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	150	150,625

		212,346

Security	Par (000)	Value

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	$99	$108,443
Project M, Series 2010-A, 6.66%, 04/01/57	99	116,051
Project P, Series 2010-A, 7.06%, 04/01/57	25	28,941

		253,435

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	80	87,668
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	250	326,222
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	231,016
State of Illinois GO
4.95%, 06/01/23	50	51,304
5.10%, 06/01/33	1,350	1,326,105
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	56,412

		2,078,727

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	145	177,212

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	200	195,154

New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	246,302
Series B, 0.00%, 02/15/22 (AGM)(h)	100	91,313
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	135	196,237
Series F, 7.41%, 01/01/40	305	456,927
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	200	259,098
Series C, 5.75%, 12/15/28	50	55,722

		1,305,599

New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	157,083
Series F1, 6.27%, 12/01/37	250	329,035
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	100	147,427
Series 2010-A, 6.67%, 11/15/39	150	201,123
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	242,508
Series C-2, 5.77%, 08/01/36	40	47,886
New York City Water &Sewer System RB BAB
5.44%, 06/15/43	100	126,542
5.72%, 06/15/42	250	326,848
5.88%, 06/15/44	115	153,318
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	40	48,834
Series F, 5.63%, 03/15/39	50	59,964
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	200	239,802
5.65%, 11/01/40	255	321,127
Series 174, 4.46%, 10/01/62	400	452,528
Series 181, 4.96%, 08/01/46	100	119,449

		2,973,474

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	$100	$163,989
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	75	88,510
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	50	56,696

		309,195

Oregon — 0.0%
Oregon School Boards Association GOL, Series B, 5.68%, 06/30/28 (NPFGC)	100	117,004
State of Oregon GO, 5.89%, 06/01/27	340	401,924

		518,928

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	262,320

Texas — 0.1%
City of San Antonio Texas Electric &Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	259,804
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	50	66,844
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	61,321
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	200	297,410
Permanent University Fund — Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	100,008
Permanent University Fund — University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	114,046
State of Texas GO BAB, 5.52%, 04/01/39	100	127,298
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	265	307,175

		1,333,906

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	30	36,921
State of Washington GO BAB, Series F, 5.14%, 08/01/40	100	119,648

		156,569

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	22,483
Series C, 3.15%, 05/01/27	250	250,682

		273,165

Total Municipal Debt Obligations — 0.5% (Cost: $15,444,516)		15,631,084

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	48	47,227
2.50%, 08/01/31	414	409,717
2.50%, 10/01/31	845	836,751
2.50%, 12/01/31	475	470,264
2.50%, 02/01/32	900	891,558
2.50%, 01/01/33	1,671	1,655,392
2.50%, 05/01/34(l)	9,176	9,079,580
2.50%, 05/01/49(l)	750	721,358

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/29	$43	$43,395
3.00%, 05/01/30	100	100,908
3.00%, 06/01/30	50	50,592
3.00%, 07/01/30	113	114,288
3.00%, 12/01/30	1,268	1,277,038
3.00%, 02/01/31	39	38,868
3.00%, 05/01/31	41	41,417
3.00%, 06/01/31	27	27,519
3.00%, 05/01/34(l)	12,738	12,807,638
3.00%, 07/01/46	391	387,270
3.00%, 08/01/46	2,818	2,789,494
3.00%, 09/01/46	1,771	1,757,770
3.00%, 10/01/46	2,951	2,922,164
3.00%, 11/01/46	2,576	2,548,590
3.00%, 12/01/46	3,984	3,944,671
3.00%, 01/01/47	1,767	1,749,132
3.00%, 02/01/47	3,903	3,862,928
3.00%, 05/01/47	819	811,097
3.00%, 06/01/47	1,913	1,893,437
3.00%, 08/01/47	339	335,882
3.00%, 09/01/47	1,426	1,414,210
3.00%, 10/01/47	916	906,456
3.00%, 05/01/49(l)	11,676	11,539,628
3.50%, 05/01/32	136	139,807
3.50%, 09/01/32	114	117,371
3.50%, 07/01/33	656	671,431
3.50%, 05/01/34(l)	7,839	8,011,618
3.50%, 09/01/38	24	24,346
3.50%, 10/01/42	1,756	1,790,886
3.50%, 04/01/43	38	38,764
3.50%, 07/01/43	51	51,803
3.50%, 01/01/44	128	130,361
3.50%, 09/01/44	272	277,126
3.50%, 10/01/44	1,945	1,977,445
3.50%, 12/01/45	278	282,968
3.50%, 01/01/46	30	30,638
3.50%, 03/01/46	198	200,783
3.50%, 05/01/46	242	245,609
3.50%, 07/01/46	360	364,532
3.50%, 08/01/46	452	459,088
3.50%, 09/01/46	179	181,727
3.50%, 11/01/46	101	101,670
3.50%, 12/01/46	3,904	3,960,185
3.50%, 01/01/47	860	871,408
3.50%, 02/01/47	1,360	1,377,021
3.50%, 03/01/47	266	269,114
3.50%, 04/01/47	283	287,013
3.50%, 05/01/47	264	268,252
3.50%, 07/01/47	1,108	1,121,180
3.50%, 08/01/47	108	109,290
3.50%, 09/01/47	4,743	4,805,251
3.50%, 12/01/47	115	116,130
3.50%, 01/01/48	1,418	1,446,393
3.50%, 02/01/48	4,975	5,025,368
3.50%, 03/01/48	3,240	3,277,576
3.50%, 05/01/48	2,387	2,411,957
3.50%, 06/01/48	2,100	2,121,384
3.50%, 04/01/49	3,075	3,122,825
3.50%, 05/01/49(l)	15,963	16,120,448
4.00%, 05/01/33	447	464,174

86	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/34(l)	$2,781	$2,868,558
4.00%, 08/01/42	226	235,130
4.00%, 07/01/44	61	64,307
4.00%, 02/01/45	244	255,345
4.00%, 06/01/45	21	21,992
4.00%, 08/01/45	184	189,744
4.00%, 09/01/45	1,875	1,935,483
4.00%, 01/01/46	300	309,627
4.00%, 03/01/46	18	18,759
4.00%, 05/01/46	34	35,592
4.00%, 07/01/46	622	644,633
4.00%, 10/01/46	439	453,142
4.00%, 11/01/46	994	1,026,939
4.00%, 02/01/47	632	652,943
4.00%, 10/01/47	207	213,448
4.00%, 11/01/47	22	22,528
4.00%, 01/01/48	1,325	1,367,772
4.00%, 02/01/48	2,072	2,140,420
4.00%, 06/01/48	1,674	1,735,156
4.00%, 07/01/48	3,406	3,498,520
4.00%, 08/01/48	1,251	1,287,137
4.00%, 09/01/48	953	980,223
4.00%, 12/01/48	6,547	6,737,990
4.00%, 01/01/49	3,264	3,359,446
4.00%, 05/01/49(l)	14,723	15,119,841
4.00%, 05/01/49	3,070	3,079,102
4.50%, 05/01/34(l)	175	178,554
4.50%, 02/01/41	190	201,426
4.50%, 05/01/42	195	207,006
4.50%, 01/01/45	136	144,654
4.50%, 01/01/46	183	192,745
4.50%, 04/01/46	29	29,989
4.50%, 05/01/46	22	23,168
4.50%, 07/01/46	14	14,907
4.50%, 09/01/46	1,913	2,013,321
4.50%, 03/01/47	33	34,674
4.50%, 05/01/47	206	215,181
4.50%, 06/01/47	74	77,195
4.50%, 05/01/48	2,126	2,219,871
4.50%, 06/01/48	934	977,506
4.50%, 07/01/48	726	757,702
4.50%, 10/01/48	2,696	2,867,313
4.50%, 12/01/48	2,185	2,283,380
4.50%, 05/01/49(l)	9,709	10,117,778
5.00%, 04/01/33	726	780,211
5.00%, 09/01/47	70	73,580
5.00%, 03/01/48	376	398,217
5.00%, 04/01/48	2,336	2,469,649
5.00%, 05/01/48	392	414,499
5.00%, 07/01/48	643	681,224
5.00%, 04/01/49	404	427,223
5.00%, 05/01/49(l)	2,393	2,525,970
5.50%, 05/13/49(l)	1,225	1,309,479
Federal National Mortgage Association
2.50%, 12/01/29	180	178,702
2.50%, 03/01/30	252	249,749
2.50%, 07/01/30	235	232,849
2.50%, 08/01/30	67	66,138
2.50%, 12/01/30	84	83,037
2.50%, 01/01/31	73	72,079

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/31	$713	$706,031
2.50%, 10/01/31	4,716	4,676,214
2.50%, 12/01/31	1,089	1,079,133
2.50%, 02/01/32	821	813,622
2.50%, 03/01/32	850	842,038
2.50%, 04/01/32	782	775,302
2.50%, 10/01/32	133	132,327
2.50%, 01/01/33	1,020	1,011,028
2.50%, 05/01/34(l)	7,361	7,283,645
2.50%, 05/01/49(l)	1,630	1,567,392
3.00%, 10/01/27	129	129,688
3.00%, 04/01/30	171	171,976
3.00%, 07/01/30	149	150,105
3.00%, 08/01/30	553	557,081
3.00%, 09/01/30	948	955,235
3.00%, 10/01/30	377	379,992
3.00%, 11/01/30	94	94,890
3.00%, 12/01/30	211	212,487
3.00%, 02/01/31	1,108	1,116,030
3.00%, 03/01/31	342	344,704
3.00%, 04/01/31	134	134,434
3.00%, 06/01/31	663	667,397
3.00%, 09/01/31	252	254,319
3.00%, 10/01/31	114	115,104
3.00%, 01/01/32	800	805,367
3.00%, 02/01/32	2,657	2,675,566
3.00%, 03/01/32	103	103,580
3.00%, 06/01/32	938	944,623
3.00%, 08/01/32	514	517,249
3.00%, 11/01/32	770	775,306
3.00%, 12/01/32	1,640	1,649,502
3.00%, 02/01/33	939	944,942
3.00%, 05/01/34(l)	6,722	6,755,741
3.00%, 12/01/35	8,087	8,129,294
3.00%, 01/01/37	589	588,823
3.00%, 11/01/42	258	256,625
3.00%, 12/01/42	643	639,459
3.00%, 03/01/43	623	619,621
3.00%, 09/01/43	571	568,472
3.00%, 01/01/44	791	786,749
3.00%, 10/01/44	1,455	1,447,661
3.00%, 01/01/45	261	259,616
3.00%, 03/01/45	1,958	1,948,333
3.00%, 05/01/45	834	829,919
3.00%, 11/01/45	100	98,776
3.00%, 08/01/46	1,786	1,767,667
3.00%, 10/01/46	99	97,585
3.00%, 11/01/46	2,085	2,063,238
3.00%, 12/01/46	5,662	5,604,018
3.00%, 01/01/47	4,326	4,281,125
3.00%, 02/01/47	7,761	7,683,665
3.00%, 03/01/47	5,289	5,234,016
3.00%, 05/01/47	126	124,801
3.00%, 07/01/47	2,341	2,316,560
3.00%, 08/01/47	780	771,598
3.00%, 12/01/47	807	798,691
3.00%, 05/01/49(l)	27,206	26,885,586
3.50%, 01/01/27	10	10,581
3.50%, 12/01/29	27	28,115
3.50%, 07/01/30	481	492,706

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/01/30	$53	$53,907
3.50%, 03/01/31	357	364,191
3.50%, 06/01/31	317	324,610
3.50%, 01/01/32	152	155,988
3.50%, 05/01/32	261	267,077
3.50%, 06/01/32	248	254,820
3.50%, 07/01/32	158	161,535
3.50%, 08/01/32	107	109,585
3.50%, 09/01/32	714	730,653
3.50%, 10/01/32	327	334,892
3.50%, 11/01/32	216	221,280
3.50%, 03/01/33	603	618,857
3.50%, 04/01/33	1,059	1,083,938
3.50%, 05/01/33	427	437,991
3.50%, 04/01/34	2,840	2,901,841
3.50%, 05/01/34(l)	1,357	1,385,682
3.50%, 10/01/44	1,539	1,565,392
3.50%, 02/01/45	847	861,540
3.50%, 03/01/45	261	265,185
3.50%, 05/01/45	132	134,147
3.50%, 07/01/45	313	317,908
3.50%, 10/01/45	404	412,005
3.50%, 11/01/45	338	342,362
3.50%, 12/01/45	4,144	4,201,470
3.50%, 01/01/46	279	284,771
3.50%, 02/01/46	966	978,943
3.50%, 03/01/46	4,205	4,267,428
3.50%, 04/01/46	75	75,829
3.50%, 05/01/46	118	118,998
3.50%, 06/01/46	276	279,304
3.50%, 07/01/46	318	323,639
3.50%, 08/01/46	375	379,025
3.50%, 09/01/46	739	751,068
3.50%, 10/01/46	1,182	1,198,739
3.50%, 11/01/46	215	217,178
3.50%, 12/01/46	6,484	6,577,861
3.50%, 01/01/47	4,376	4,449,090
3.50%, 02/01/47	565	572,327
3.50%, 04/01/47	1,507	1,528,636
3.50%, 05/01/47	638	648,535
3.50%, 06/01/47	1,492	1,511,746
3.50%, 07/01/47	1,503	1,529,225
3.50%, 08/01/47	1,266	1,282,301
3.50%, 09/01/47	2,629	2,658,348
3.50%, 10/01/47	1,857	1,892,542
3.50%, 11/01/47	5,206	5,276,340
3.50%, 12/01/47	1,478	1,494,190
3.50%, 01/01/48	3,821	3,877,153
3.50%, 02/01/48	18,494	18,731,305
3.50%, 03/01/48	661	666,787
3.50%, 04/01/48	517	524,823
3.50%, 05/01/48	208	211,660
3.50%, 06/01/48	3,519	3,551,535
3.50%, 03/01/49	1,247	1,265,217
3.50%, 05/01/49(l)	17,750	17,910,513
3.50%, 11/01/51	2,967	3,014,195
4.00%, 05/01/33	1,454	1,507,265
4.00%, 06/01/33	675	699,975
4.00%, 07/01/33	515	534,303
4.00%, 05/01/34(l)	1,426	1,468,269

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/38	$445	$460,871
4.00%, 06/01/42	4,479	4,664,147
4.00%, 10/01/44	23	23,733
4.00%, 12/01/44	214	223,799
4.00%, 01/01/45	2,022	2,102,499
4.00%, 02/01/45	486	508,541
4.00%, 03/01/45	614	635,872
4.00%, 05/01/45	264	276,192
4.00%, 06/01/45	937	973,994
4.00%, 07/01/45	125	129,296
4.00%, 08/01/45	124	128,296
4.00%, 09/01/45	150	154,881
4.00%, 01/01/46	177	182,091
4.00%, 04/01/46	60	62,134
4.00%, 06/01/46	2,467	2,582,946
4.00%, 07/01/46	547	564,937
4.00%, 08/01/46	46	47,171
4.00%, 02/01/47	2,410	2,501,471
4.00%, 03/01/47	537	555,952
4.00%, 04/01/47	1,928	1,994,576
4.00%, 05/01/47	629	653,821
4.00%, 06/01/47	765	795,938
4.00%, 07/01/47	1,564	1,613,019
4.00%, 08/01/47	1,764	1,820,486
4.00%, 09/01/47	4,268	4,420,179
4.00%, 10/01/47	4,671	4,842,041
4.00%, 11/01/47	2,578	2,659,492
4.00%, 12/01/47	1,239	1,289,986
4.00%, 01/01/48	6,238	6,438,577
4.00%, 04/01/48	1,938	1,994,140
4.00%, 06/01/48	1,210	1,241,962
4.00%, 07/01/48	239	245,594
4.00%, 09/01/48	1,152	1,185,245
4.00%, 12/01/48	2,236	2,295,213
4.00%, 01/01/49	1,100	1,136,216
4.00%, 02/01/49	1,449	1,490,765
4.00%, 05/01/49(l)	21,839	22,411,934
4.00%, 01/01/57	1,095	1,137,004
4.00%, 02/01/57	1,221	1,268,101
4.50%, 05/01/34(l)	785	798,978
4.50%, 06/01/41	29	30,442
4.50%, 01/01/42	26	28,445
4.50%, 09/01/42	120	126,765
4.50%, 08/01/43	297	313,755
4.50%, 04/01/44	427	449,836
4.50%, 02/01/45	134	142,931
4.50%, 08/01/45	164	175,049
4.50%, 12/01/45	147	155,595
4.50%, 02/01/46	1,154	1,222,379
4.50%, 08/01/46	23	23,668
4.50%, 10/01/46	65	68,196
4.50%, 01/01/47	32	33,154
4.50%, 03/01/47	333	352,139
4.50%, 04/01/47	1,314	1,389,605
4.50%, 06/01/47	364	382,142
4.50%, 08/01/47	1,147	1,197,185
4.50%, 10/01/47	1,323	1,403,453
4.50%, 12/01/47	305	318,670
4.50%, 01/01/48	4,342	4,537,453

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/48	$1,705	$1,796,435
4.50%, 03/01/48	334	351,176
4.50%, 04/01/48	111	116,693
4.50%, 05/01/48	1,114	1,159,479
4.50%, 06/01/48	620	659,534
4.50%, 07/01/48	470	490,298
4.50%, 10/01/48	563	594,995
4.50%, 12/01/48	3,761	3,957,204
4.50%, 05/01/49(l)	8,778	9,133,749
5.00%, 05/01/34(l)	293	298,400
5.00%, 06/01/39	18	19,467
5.00%, 02/01/41	74	78,789
5.00%, 04/01/41	837	898,237
5.00%, 10/01/41	35	36,910
5.00%, 01/01/42	107	113,902
5.00%, 05/01/42	81	86,500
5.00%, 09/01/47	103	108,405
5.00%, 03/01/48	838	885,522
5.00%, 04/01/48	3,374	3,561,895
5.00%, 05/01/48	422	447,717
5.00%, 07/01/48	814	867,103
5.00%, 09/01/48	776	818,810
5.00%, 01/01/49	1,902	2,017,082
5.00%, 04/01/49	207	218,614
5.00%, 05/01/49(l)	423	445,827
5.50%, 09/01/41	1,437	1,554,261
5.50%, 01/01/47	1,210	1,312,969
5.50%, 05/01/49(l)	4,812	5,139,964
6.00%, 07/01/41	200	224,081
Series 2014-M02, Class ASV2, 2.78%, 06/25/21(a)	303	302,116
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	10	10,157
FHLMC Multifamily Structured Pass Through Certificates
3.86%, 11/25/51(a)	1,000	1,067,853
Series K017, Class A2, 2.87%, 12/25/21	1,215	1,222,583
Series K020, Class A2, 2.37%, 05/25/22	50	49,733
Series K022, Class A2, 2.36%, 07/25/22	3,000	2,981,775
Series K028, Class A2, 3.11%, 02/25/23	2,700	2,749,598
Series K034, Class A2, 3.53%, 07/25/23(a)	1,000	1,034,426
Series K036, Class A2, 3.53%, 10/25/23(a)	750	776,078
Series K040, Class A2, 3.24%, 09/25/24	2,380	2,440,742
Series K053, Class A2, 3.00%, 12/25/25	3,000	3,034,435
Series K064, Class A2, 3.22%, 03/25/27	3,000	3,064,452
Series K078, Class A2, 3.85%, 06/25/51	600	640,583
Series K730, Class A2, 3.59%, 01/25/25	2,000	2,083,245
Government National Mortgage Association
2.50%, 05/20/45	171	166,289
2.50%, 01/20/47	879	852,211
2.50%, 05/01/49(l)	299	290,877
3.00%, 01/20/43	1,645	1,652,828
3.00%, 03/15/43	23	22,673
3.00%, 11/20/43	52	51,847
3.00%, 12/20/43	66	66,304
3.00%, 05/20/45	3,858	3,857,913
3.00%, 06/20/45	308	308,292
3.00%, 10/20/45	832	832,286
3.00%, 11/20/45	86	86,339
3.00%, 12/20/45	175	175,128
3.00%, 02/20/46	2,892	2,892,469
3.00%, 04/20/46	289	288,614
3.00%, 05/20/46	2,466	2,463,436

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/20/46	$2,824	$2,821,232
3.00%, 07/20/46	4,115	4,110,112
3.00%, 08/20/46	6,603	6,595,849
3.00%, 09/20/46	4,979	4,973,581
3.00%, 12/15/46	952	952,307
3.00%, 12/20/46	5,071	5,065,799
3.00%, 02/20/47	2,136	2,133,560
3.00%, 03/20/47	510	509,410
3.00%, 07/20/47	169	168,611
3.00%, 11/20/47	3,922	3,915,466
3.00%, 12/20/47	1,730	1,727,112
3.00%, 05/01/49(l)	3,845	3,835,613
3.50%, 11/20/42	1,464	1,500,438
3.50%, 06/15/43	640	655,256
3.50%, 10/20/44	182	185,560
3.50%, 12/20/44	456	466,323
3.50%, 04/20/45	1,905	1,943,232
3.50%, 05/20/45	618	630,511
3.50%, 09/20/45	1,237	1,261,168
3.50%, 10/20/45	217	220,979
3.50%, 11/20/45	1,730	1,764,852
3.50%, 12/20/45	1,675	1,708,293
3.50%, 03/20/46	4,183	4,261,477
3.50%, 04/20/46	1,717	1,749,242
3.50%, 06/20/46	7,690	7,834,451
3.50%, 10/20/46	2,439	2,484,596
3.50%, 11/20/46	220	224,621
3.50%, 12/20/46	2,320	2,363,806
3.50%, 01/20/47	713	726,131
3.50%, 02/20/47	3,479	3,544,315
3.50%, 03/20/47	8,268	8,408,310
3.50%, 04/20/47	509	519,185
3.50%, 06/20/47	989	1,005,307
3.50%, 08/20/47	4,310	4,389,265
3.50%, 10/20/47	367	374,132
3.50%, 11/20/47	63	63,863
3.50%, 12/15/47	2,119	2,157,694
3.50%, 12/20/47	872	887,603
3.50%, 01/20/48	983	1,000,180
3.50%, 04/20/48	4,884	4,978,114
3.50%, 05/01/49(l)	18,949	19,261,362
4.00%, 09/20/45	468	484,258
4.00%, 10/20/45	20	20,270
4.00%, 01/20/46	75	78,135
4.00%, 03/20/46	959	992,793
4.00%, 07/20/46	89	92,445
4.00%, 09/20/46	22	22,733
4.00%, 11/20/46	244	251,861
4.00%, 12/15/46	160	166,109
4.00%, 07/20/47	1,281	1,321,846
4.00%, 08/20/47	473	488,028
4.00%, 11/20/47	1,047	1,080,307
4.00%, 03/20/48	8,581	8,855,137
4.00%, 04/20/48	3,297	3,400,311
4.00%, 05/20/48	1,215	1,252,113
4.00%, 08/20/48	8,426	8,681,184
4.00%, 11/20/48	597	614,675
4.00%, 05/01/49(l)	26,287	27,069,449
4.50%, 04/15/40	32	33,608
4.50%, 11/20/45	169	177,737

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/46	$171	$179,441
4.50%, 09/20/46	27	28,845
4.50%, 10/20/46	150	157,983
4.50%, 11/20/46	76	79,909
4.50%, 02/20/47	93	97,546
4.50%, 04/20/47	141	148,249
4.50%, 06/20/47	308	323,707
4.50%, 10/20/47	172	178,824
4.50%, 04/20/48	3,549	3,693,268
4.50%, 06/20/48	3,820	3,965,701
4.50%, 07/20/48	4,099	4,255,452
4.50%, 08/20/48	3,174	3,294,873
4.50%, 12/20/48	2,616	2,715,414
4.50%, 01/20/49	982	1,019,733
4.50%, 02/20/49	1,047	1,086,493
4.50%, 03/20/49	1,397	1,450,506
4.50%, 05/01/49(l)	4,336	4,495,805
5.00%, 07/20/46	41	44,508
5.00%, 03/20/48	663	693,029
5.00%, 04/20/48	1,886	1,971,530
5.00%, 05/20/48	979	1,022,928
5.00%, 11/20/48	1,802	1,882,878
5.00%, 04/20/49	362	378,070
5.00%, 05/01/49(l)	6,679	6,969,250
5.50%, 04/20/48	103	112,320

		804,393,634

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks
1.68%, 10/13/20	250	247,583
2.85%, 09/20/21	570	575,210
Federal Home Loan Banks
1.13%, 07/14/21	700	682,850
1.38%, 11/15/19	200	198,800
1.75%, 06/12/20	225	223,412
1.88%, 03/13/20	150	149,271
2.00%, 09/09/22	250	247,608
2.50%, 12/08/23	550	553,487
2.50%, 12/10/27	250	245,170
2.63%, 05/28/20	520	520,816
2.75%, 12/13/24	1,140	1,161,751
2.88%, 09/11/20	500	503,375
2.88%, 09/13/24	250	255,820
3.00%, 12/09/22	1,520	1,555,386
3.13%, 06/13/25	2,470	2,542,322
3.63%, 06/11/21(c)	500	513,370
5.50%, 07/15/36	25	33,063
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	145,006
2.38%, 02/16/21	1,600	1,601,680
2.38%, 01/13/22	2,335	2,340,207
2.75%, 06/19/23	700	712,019
6.25%, 07/15/32	1,415	1,946,573
6.75%, 09/15/29	1,550	2,105,876
6.75%, 03/15/31	560	781,374
Federal National Mortgage Association
1.25%, 05/06/21	300	293,904
1.25%, 08/17/21	425	415,140
1.38%, 02/26/21	3,020	2,970,532
1.88%, 04/05/22	620	612,659
1.88%, 09/24/26	1,025	978,762

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.00%, 01/05/22	$850	$843,651
2.38%, 01/19/23	490	491,705
2.63%, 01/11/22	425	428,693
2.63%, 09/06/24	2,755	2,791,283
2.88%, 10/30/20	1,395	1,406,034
6.25%, 05/15/29	650	849,140
6.63%, 11/15/30	640	882,464
7.25%, 05/15/30	300	425,859

		33,231,855

U.S. Government Obligations — 32.8%
U.S. Treasury Note/Bond
1.00%, 11/15/19	4,200	4,167,602
1.13%, 02/28/21	2,000	1,958,316
1.13%, 07/31/21	18,500	18,042,658
1.13%, 08/31/21	3,650	3,556,786
1.13%, 09/30/21	2,000	1,948,206
1.25%, 03/31/21	4,600	4,512,070
1.25%, 10/31/21	1,400	1,366,020
1.25%, 07/31/23	18,000	17,260,850
1.38%, 05/31/20	1,700	1,681,801
1.38%, 08/31/20	3,200	3,159,445
1.38%, 10/31/20	25,000	24,653,329
1.38%, 04/30/21	21,750	21,368,934
1.38%, 06/30/23	2,750	2,653,055
1.38%, 08/31/23	1,200	1,155,832
1.38%, 09/30/23	24,900	23,962,339
1.50%, 05/15/20	3,800	3,765,802
1.50%, 05/31/20	6,700	6,636,809
1.50%, 06/15/20	2,250	2,228,483
1.50%, 08/15/20	5,300	5,243,566
1.50%, 01/31/22	4,900	4,803,561
1.50%, 02/28/23	4,000	3,888,936
1.50%, 03/31/23	15,250	14,816,010
1.50%, 08/15/26	4,700	4,413,271
1.63%, 06/30/20	28,500	28,257,743
1.63%, 07/31/20	24,500	24,278,632
1.63%, 11/30/20	18,550	18,351,020
1.63%, 08/15/22	1,300	1,274,407
1.63%, 04/30/23	19,300	18,830,064
1.63%, 05/31/23	2,500	2,437,601
1.63%, 02/15/26	10,050	9,567,562
1.63%, 05/15/26	6,300	5,983,212
1.75%, 12/31/20	3,900	3,864,399
1.75%, 11/30/21	11,950	11,801,356
1.75%, 02/28/22	7,900	7,793,395
1.75%, 03/31/22	1,000	986,274
1.75%, 04/30/22	1,300	1,281,428
1.75%, 05/31/22	500	492,619
1.75%, 09/30/22	9,700	9,541,246
1.75%, 01/31/23	2,600	2,553,051
1.75%, 05/15/23	13,000	12,740,748
1.88%, 06/30/20	1,400	1,392,064
1.88%, 11/30/21	2,000	1,981,349
1.88%, 01/31/22	4,000	3,960,383
1.88%, 02/28/22	3,000	2,969,598
1.88%, 05/31/22	6,600	6,527,858
1.88%, 07/31/22	3,200	3,162,953
1.88%, 08/31/22	7,368	7,280,430
1.88%, 09/30/22	21,000	20,747,915
1.88%, 10/31/22	3,000	2,962,197

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 09/30/20	$4,500	$4,478,853
2.00%, 11/30/20	18,250	18,158,376
2.00%, 01/15/21	2,000	1,989,660
2.00%, 02/28/21	4,500	4,476,369
2.00%, 05/31/21	35,000	34,809,161
2.00%, 08/31/21	13,105	13,026,755
2.00%, 12/31/21	4,000	3,976,297
2.00%, 10/31/22	1,200	1,189,885
2.00%, 11/30/22	6,500	6,443,722
2.00%, 02/15/23	6,000	5,943,955
2.00%, 05/31/24	2,250	2,218,572
2.00%, 06/30/24	4,000	3,942,089
2.00%, 02/15/25	22,561	22,147,839
2.00%, 08/15/25	12,700	12,424,491
2.00%, 11/15/26	7,750	7,523,239
2.13%, 01/31/21	4,050	4,037,280
2.13%, 06/30/21	7,833	7,810,608
2.13%, 08/15/21	17,950	17,894,137
2.13%, 09/30/21	3,500	3,489,885
2.13%, 12/31/21	5,500	5,483,276
2.13%, 06/30/22	5,950	5,929,143
2.13%, 12/31/22	16,500	16,427,978
2.13%, 11/30/23	7,000	6,954,223
2.13%, 02/29/24	2,000	1,985,276
2.13%, 03/31/24	5,800	5,757,424
2.13%, 07/31/24	1,500	1,487,021
2.13%, 11/30/24	5,000	4,948,574
2.13%, 05/15/25	21,900	21,612,649
2.25%, 03/31/21	3,200	3,198,000
2.25%, 04/30/21	5,500	5,497,671
2.25%, 07/31/21	1,000	999,706
2.25%, 04/15/22	3,000	3,000,630
2.25%, 12/31/23	8,700	8,687,901
2.25%, 01/31/24	5,100	5,092,539
2.25%, 11/15/24	3,340	3,327,120
2.25%, 12/31/24	750	747,024
2.25%, 11/15/25	6,850	6,795,050
2.25%, 02/15/27	11,050	10,903,544
2.25%, 08/15/27	7,250	7,135,985
2.25%, 11/15/27	13,500	13,271,620
2.25%, 08/15/46	9,000	7,839,251
2.38%, 12/31/20	1,550	1,551,513
2.38%, 01/31/23	6,500	6,526,983
2.38%, 08/15/24	14,200	14,248,580
2.38%, 05/15/27	3,000	2,984,877
2.50%, 08/15/23	2,950	2,977,640
2.50%, 01/31/24	1,500	1,514,686
2.50%, 05/15/24	25,300	25,551,389
2.50%, 02/15/45	7,900	7,292,156
2.50%, 02/15/46	8,220	7,559,955
2.50%, 05/15/46	12,663	11,636,043
2.63%, 08/15/20	5,000	5,017,546
2.63%, 08/31/20	350	351,260
2.63%, 11/15/20	43,350	43,539,785
2.63%, 05/15/21	8,000	8,055,062
2.63%, 02/15/29	689	696,103
2.75%, 04/30/23	5,000	5,092,120
2.75%, 08/31/25	7,000	7,154,696
2.75%, 02/15/28	10,000	10,214,205
2.75%, 08/15/42	8,250	8,053,488

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 11/15/42	$7,800	$7,601,802
2.75%, 08/15/47	4,800	4,624,885
2.75%, 11/15/47	7,300	7,031,285
2.88%, 10/15/21	5,900	5,987,030
2.88%, 11/15/21	2,500	2,538,219
2.88%, 04/30/25	2,000	2,058,482
2.88%, 08/15/28	8,150	8,406,592
2.88%, 05/15/43	1,600	1,591,837
2.88%, 08/15/45	13,450	13,329,869
2.88%, 11/15/46	6,050	5,990,812
3.00%, 05/15/42	5,950	6,068,642
3.00%, 11/15/44	2,210	2,242,586
3.00%, 05/15/45	12,700	12,891,451
3.00%, 11/15/45	4,300	4,364,193
3.00%, 02/15/47	3,050	3,094,410
3.00%, 05/15/47	3,850	3,901,953
3.00%, 02/15/48	4,000	4,046,879
3.00%, 08/15/48	4,000	4,047,743
3.13%, 05/15/21	4,800	4,880,196
3.13%, 11/15/41	6,010	6,270,318
3.13%, 02/15/42	2,850	2,969,754
3.13%, 02/15/43	500	519,384
3.13%, 08/15/44	580	601,437
3.13%, 05/15/48	3,300	3,420,214
3.38%, 05/15/44	3,120	3,375,928
3.50%, 02/15/39	1,750	1,949,066
3.63%, 02/15/44	3,700	4,167,885
3.75%, 08/15/41	3,000	3,443,809
3.75%, 11/15/43	3,000	3,445,359
3.88%, 08/15/40	8,400	9,825,120
4.25%, 11/15/40	2,500	3,076,462
4.38%, 02/15/38	1,000	1,244,600
4.38%, 11/15/39	3,000	3,748,311
4.38%, 05/15/40	3,650	4,562,568
4.38%, 05/15/41	5,100	6,386,141
4.50%, 02/15/36	3,400	4,240,833
4.50%, 05/15/38	2,900	3,667,578
4.63%, 02/15/40	800	1,032,117
4.75%, 02/15/41	2,050	2,692,875
5.00%, 05/15/37	500	665,181
5.25%, 11/15/28	10,500	12,933,365
5.25%, 02/15/29	4,700	5,811,848
5.38%, 02/15/31	6,600	8,487,487
5.50%, 08/15/28	5,500	6,862,560
6.00%, 02/15/26	1,700	2,080,755
6.38%, 08/15/27	3,000	3,875,420
6.50%, 11/15/26	1,000	1,278,798
6.63%, 02/15/27	2,000	2,589,673
7.25%, 08/15/22	500	578,226
7.63%, 11/15/22	5,000	5,904,237
8.00%, 11/15/21	4,400	5,015,678
8.13%, 05/15/21	600	668,933
8.75%, 05/15/20	2,500	2,661,961

		1,116,096,797

Total U.S. Government & Agency Obligations — 57.4% (Cost: $1,944,689,534)		1,953,722,286

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(m)(n)(o)	271,410	$271,518,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(m)(n)(p)	20,591	20,590,838

		292,109,134

Total Short-Term Investments — 8.6% (Cost: $292,041,970)		292,109,134

Total Investments in Securities — 107.3% (Cost: $3,634,934,222)		3,652,752,994

Other Assets, Less Liabilities — (7.3)%		(247,440,832)

Net Assets — 100.0%		$3,405,312,162

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period-end.
(o)	All or a portion of this security represents an investment of TBA cash collateral.
(p)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	133,235	138,175(b	)	—		271,410	$271,518,296	$2,830,734		$15,843		$46,336
BlackRock Cash Funds: Treasury, SL Agency Shares	27,569	—		(6,978	)(b)	20,591	20,590,838	101,229(c	)	—		—
PNC Bank N.A.
2.15%, 04/29/21(d)	350	250		—		600	N/A	8,275		—		6,064
2.45%, 11/05/20(d)	300	—		—		300	N/A	3,620		—		5,603
2.63%, 02/17/22(d)	250	—		—		250	N/A	3,980		—		2,369
3.25%, 01/22/28(d)	—	450		—		450	N/A	6,818		—		—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(d)	35	—		—		35	N/A	531		—		154
3.15%, 05/19/27(d)	60	—		—		60	N/A	996		—		2,638
3.90%, 04/29/24(d)	50	—		—		50	N/A	792		—		2,627
5.13%, 02/08/20(d)	19	—		(19)		—	N/A	193		(5)		98

							$292,109,134	$2,957,168		$15,838		$65,889

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Total USD Bond Market ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$11,990,502	$—	$11,990,502
Collaterized Mortgage Obligations	—	38,053,057	—	38,053,057
Corporate Bonds & Notes	—	1,143,955,089	—	1,143,955,089
Foreign Government Obligations	—	197,291,842	—	197,291,842
Municipal Debt Obligations	—	15,631,084	—	15,631,084
U.S. Government & Agency Obligations	—	1,953,722,286	—	1,953,722,286
Money Market Funds	292,109,134	—	—	292,109,134

	$292,109,134	$3,360,643,860	$—	$3,652,752,994

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	93

Statement of Assets and Liabilities (unaudited)

April 30, 2019

iShares Core Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,360,643,860
Affiliated(c)	292,109,134
Receivables:
Investments sold	49,628,299
Securities lending income — Affiliated	15,674
Capital shares sold	16,527,002
Dividends	574,654
Interest	24,966,327

Total assets	3,744,464,950

LIABILITIES
Bank overdraft	18,604
Cash received:
Collateral — TBA commitments	120,000
Collateral on securities loaned, at value	20,490,838
Payables:
Investments purchased	318,377,834
Investment advisory fees	145,512

Total liabilities	339,152,788

NET ASSETS	$3,405,312,162

NET ASSETS CONSIST OF:
Paid-in capital	$3,389,758,775
Accumulated earnings	15,553,387

NET ASSETS	$3,405,312,162

Shares outstanding	67,500,000

Net asset value	$50.45

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$19,443,516
(b) Investments, at cost — Unaffiliated	$3,342,892,252
(c) Investments, at cost — Affiliated	$292,041,970

See notes to financial statements.

94	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

iShares Core Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,831,888
Interest — Unaffiliated	44,460,665
Interest — Affiliated	25,205
Securities lending income — Affiliated — net	100,075
Other income — Unaffiliated	22,059

Total investment income	47,439,892

EXPENSES
Investment advisory fees	855,801

Total expenses	855,801

Less:
Investment advisory fees waived	(98,612)

Total expenses after fees waived	757,189

Net investment income	46,682,703

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	3,325,823
Investments — Affiliated	15,838
In-kind redemptions — Unaffiliated	(293,039)

Net realized gain	3,048,622

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	106,541,519
Investments — Affiliated	65,889

Net change in unrealized appreciation (depreciation)	106,607,408

Net realized and unrealized gain	109,656,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,338,733

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Statement of Changes in Net Assets

	iShares Core Total USD Bond Market ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,682,703	$62,105,468
Net realized gain (loss)	3,048,622	(13,812,288)
Net change in unrealized appreciation (depreciation)	106,607,408	(92,633,243)

Net increase (decrease) in net assets resulting from operations	156,338,733	(44,340,063)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,075,057)	(58,491,508)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,005,762,521	606,154,063

NET ASSETS
Total increase in net assets	1,119,026,197	503,322,492
Beginning of period	2,286,285,965	1,782,963,473

End of period	$3,405,312,162	$2,286,285,965

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

96	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF
	Six Months Ended 04/30/19		Year Ended	Year Ended	Year Ended	Year Ended	Period From 06/10/14	(b)
	(unaudited	)	10/31/18	10/31/17	10/31/16 (a)	10/31/15 (a)	to 10/31/14	(a)

Net asset value, beginning of period	$48.54		$50.94	$51.47	$50.17	$50.49	$49.92

Net investment income(c)	0.80		1.44	1.30	1.20	1.01	0.35
Net realized and unrealized gain (loss)(d)	1.88		(2.48)	(0.45)	1.27	(0.11)	0.49

Net increase (decrease) from investment operations	2.68		(1.04)	0.85	2.47	0.90	0.84

Distributions(e)
From net investment income	(0.77)		(1.36)	(1.30)	(1.17)	(1.18)	(0.27)
From net realized gain	—		—	(0.08)	—	(0.02)	—
Return of capital	—		—	—	—	(0.02)	—

Total distributions	(0.77)		(1.36)	(1.38)	(1.17)	(1.22)	(0.27)

Net asset value, end of period	$50.45		$48.54	$50.94	$51.47	$50.17	$50.49

Total Return
Based on net asset value	5.57	%(f)	(2.07)%	1.70%	4.97%	1.79%	1.69	%(f)

Ratios to Average Net Assets
Total expenses	0.06	%(g)	0.06%	0.08%	0.12%	0.15%	0.15	%(g)

Total expenses after fees waived	0.05	%(g)	0.05%	0.06%	0.11%	0.04%	0.04	%(g)

Net investment income	3.27	%(g)	2.91%	2.56%	2.36%	2.01%	1.76	%(g)

Supplemental Data
Net assets, end of period (000)	$3,405,312		$2,286,286	$1,782,963	$617,627	$431,463	$25,243

Portfolio turnover rate(h)(i)	86	%(f)	253%	264%	234%	454%	191	%(f)

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core Total USD Bond Market	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued

98	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

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Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core Total USD Bond Market
Barclays Bank PLC	$1,015,046	$1,015,046		$—	$—
Barclays Capital Inc.	2,898,603	2,898,603		—	—
BMO Capital Markets	422,768	422,768		—	—
BNP Paribas Prime Brokerage International Ltd.	330,175	330,175		—	—
BNP Paribas Securities Corp.	237,740	237,740		—	—
Citigroup Global Markets Inc.	3,192,404	3,192,404		—	—
Credit Suisse Securities (USA) LLC	430,486	430,486		—	—
Deutsche Bank Securities Inc.	371,334	371,334		—	—
Goldman Sachs & Co.	2,197,624	2,197,624		—	—
HSBC Securities (USA) Inc.	139,000	139,000		—	—
Jefferies LLC	493,955	493,955		—	—
JPMorgan Securities LLC	2,606,674	2,606,674		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,481,339	1,481,339		—	—
Morgan Stanley & Co. LLC	513,370	513,370		—	—
Natwest Markets Securities Inc.	314,620	314,620		—	—
Nomura Securities International Inc.	691,838	691,838		—	—
Scotia Capital (USA) Inc.	207,126	207,126		—	—
State Street Bank & Trust Company	173,172	173,172		—	—
UBS AG	1,069,515	1,069,515		—	—
Wells Fargo Bank, National Association	656,727	656,727		—	—

	$19,443,516	$19,443,516		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”),an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

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Notes to Financial Statements (unaudited) (continued)

investment fees the Fund bears to an annual rate of 0.04%(the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2019, the Fund paid BTC $25,012 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core Total USD Bond Market	$2,629,640,801	$2,400,069,941	$89,845,455	$64,876,445

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Total USD Bond Market	$810,587,108	$84,408,968

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $13,444,503 available to offset future realized capital gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any)for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Total USD Bond Market	$3,635,033,860	$37,934,214	$(20,215,080)	$17,719,134

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Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Core Total USD Bond Market
Shares sold	22,700,000	$1,120,125,295	13,000,000	$649,967,494
Shares redeemed	(2,300,000)	(114,362,774)	(900,000)	(43,813,431)

Net increase	20,400,000	$1,005,762,521	12,100,000	$606,154,063

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

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Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Total USD Bond Market(a)	$0.763607	$—	$0.004476	$0.768083	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	105

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-kind

RB	Revenue Bond

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Yield Optimized Bond ETF

Investment Objective

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.41%	6.53%	3.14%	3.19%	6.53%	16.71%	17.08%
Fund Market	6.50	6.58	3.14	3.19	6.58	16.70	17.12
Index	6.35	6.29	2.99	3.05	6.29	15.89	16.26

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,064.10	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percentage of Total Investments	(a)
Investment Grade Bonds	50.2%
Non-Investment Grade Bonds	20.0
International Fixed Income	10.0
Domestic Fixed Income	9.9
Mortgage-Backed Securities	9.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Intermediate-Term Corporate Bond ETF	30.2%
iShares iBoxx $ High Yield Corporate Bond ETF	20.0
iShares Short-Term Corporate Bond ETF	14.4
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0
iShares Agency Bond ETF	9.9

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) April 30, 2019	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 9.9%
iShares Agency Bond ETF(a)	41,099	$4,657,339

International Fixed Income — 10.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	42,615	4,679,127

Investment Grade Bonds — 50.2%
iShares Intermediate-Term Corporate Bond ETF(a)	257,128	14,198,608
iShares Long-Term Corporate Bond ETF(a)	43,481	2,619,295
iShares Short-Term Corporate Bond ETF(a)	128,335	6,778,655

		23,596,558

Mortgage-Backed Securities — 9.9%
iShares MBS ETF(a)	43,821	4,644,588

Non-Investment Grade Bonds — 20.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	107,946	9,384,825

Total Investment Companies — 100.0% (Cost: $46,980,374)		46,962,437

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(a)(c)(d)	3,208,235	3,209,519

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	12,838	$12,838

		3,222,357

Total Short-Term Investments — 6.8% (Cost: $3,222,339)		3,222,357

Total Investments in Securities — 106.8% (Cost: $50,202,713)		50,184,794

Other Assets, Less Liabilities — (6.8)%		(3,207,785)

Net Assets — 100.0%		$46,977,009

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,719,468	—		(4,511,233	)(b)	3,208,235	$3,209,519	$30,911	(c)	$1,281	$(726)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,030	5,808	(b)	—		12,838	12,838	293		—	—
iShares 1-3 Year Treasury Bond ETF	42,240	1,413		(43,653)		—	—	21,460		11,874	12,339
iShares Agency Bond ETF	—	41,099		—		41,099	4,657,339	13,145		—	36,060
iShares iBoxx $ High Yield Corporate Bond ETF	81,520	43,787		(17,361)		107,946	9,384,825	175,572		(89,162)	235,468
iShares Intermediate-Term Corporate Bond ETF	197,122	101,662		(41,656)		257,128	14,198,608	194,623		(52,036)	538,986
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,786	17,269		(7,440)		42,615	4,679,127	108,350		(75,872)	211,868
iShares Long-Term Corporate Bond ETF	52,427	20,736		(29,682)		43,481	2,619,295	57,477		(103,886)	272,054
iShares MBS ETF	33,743	17,439		(7,361)		43,821	4,644,588	47,838		(8,759)	112,871
iShares Short-Term Corporate Bond ETF	75,872	70,302		(17,839)		128,335	6,778,655	61,502		(8,435)	95,229

							$50,184,794	$711,171		$(324,995)	$1,514,149

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Yield Optimized Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$46,962,437	$—	$—	$46,962,437
Money Market Funds	3,222,357	—	—	3,222,357

	$50,184,794	$—	$—	$50,184,794

See notes to financial statements.

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Statement of Assets and Liabilities  (unaudited)

April 30, 2019

iShares Yield Optimized Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$50,184,794
Receivables:
Securities lending income — Affiliated	1,104
Capital shares sold	618
Dividends	47

Total assets	50,186,563

LIABILITIES
Collateral on securities loaned, at value	3,209,554

Total liabilities	3,209,554

NET ASSETS	$46,977,009

NET ASSETS CONSIST OF:
Paid-in capital	$47,758,442
Accumulated loss	(781,433)

NET ASSETS	$46,977,009

Shares outstanding	1,900,000

Net asset value	$24.72

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$3,144,139
(b) Investments, at cost — Affiliated	$50,202,713

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Operations  (unaudited)

Six Months Ended April 30, 2019

iShares Yield Optimized Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$680,260
Securities lending income — Affiliated — net	30,911

Total investment income	711,171

EXPENSES
Investment advisory fees	44,488

Total expenses	44,488

Less:
Investment advisory fees waived	(44,488)

Total expenses after fees waived	—

Net investment income	711,171

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(87,360)
In-kind redemptions — Affiliated	(237,635)

Net realized loss	(324,995)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	1,514,149

Net change in unrealized appreciation (depreciation)	1,514,149

Net realized and unrealized gain	1,189,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,900,325

See notes to financial statements.

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Statement of Changes in Net Assets

	iShares Yield Optimized Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$711,171	$1,355,614
Net realized loss	(324,995)	(372,057)
Net change in unrealized appreciation (depreciation)	1,514,149	(1,586,923)

Net increase (decrease) in net assets resulting from operations	1,900,325	(603,366)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(715,314)	(1,349,360)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,330,174	8,821,177

NET ASSETS
Total increase in net assets	12,515,185	6,868,451
Beginning of period	34,461,824	27,593,373

End of period	$46,977,009	$34,461,824

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Yield Optimized Bond ETF
	Six Months Ended								Period From
	04/30/19		Year Ended		Year Ended		Year Ended	Year Ended	04/22/14	(a)
	(unaudited)		10/31/18		10/31/17		10/31/16	10/31/15	to 10/31/14

Net asset value, beginning of period	$23.77		$25.08		$25.05		$24.72	$25.32	$25.00

Net investment income(b)	0.54		0.91		0.82		0.81	0.72	0.32
Net realized and unrealized gain (loss)(c)	0.96		(1.33)		0.04		0.33	(0.55)	0.31

Net increase (decrease) from investment operations	1.50		(0.42)		0.86		1.14	0.17	0.63

Distributions(d)
From net investment income	(0.55)		(0.89)		(0.83)		(0.81)	(0.72)	(0.31)
From net realized gain	—		—		—		—	(0.05)	—

Total distributions	(0.55)		(0.89)		(0.83)		(0.81)	(0.77)	(0.31)

Net asset value, end of period	$24.72		$23.77		$25.08		$25.05	$24.72	$25.32

Total Return
Based on net asset value	6.41	%(e)	(1.70)%		3.53%		4.72%	0.67%	2.55	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.28	%(g)	0.28%		0.28%		0.28%	0.28%	0.28	%(g)

Total expenses after fees waived(f)	0.00	%(g)	0.00	%(h)	0.00	%(h)	0.01%	0.01%	0.01	%(g)

Net investment income	4.48	%(g)	3.75%		3.30%		3.26%	2.87%	2.41	%(g)

Supplemental Data
Net assets, end of period (000)	$46,977		$34,462		$27,593		$15,027	$12,359	$8,864

Portfolio turnover rate(i)(j)	13	%(e)	48%		27%		47%	29%	47	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

InvestmentValuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements  (unaudited) (continued)

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Yield Optimized Bond
Jefferies LLC	$54,900	$54,900		$—	$—
Wells Fargo Bank, National Association	1,573,614	1,573,614		—	—
Wells Fargo Securities LLC	1,515,625	1,515,625		—	—

	$3,144,139	$3,144,139		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an

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Notes to Financial Statements  (unaudited) (continued)

investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFA has contractually agreed to waive its investment advisory fee for the Fund through February 28, 2021.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Fund paid BTC $6,902 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Yield Optimized Bond	$4,311,617	$4,321,912

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Yield Optimized Bond	$18,420,732	$7,083,443

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements  (unaudited) (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $381,514 available to offset future realized capital gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Yield Optimized Bond	$50,264,717	$246,167	$(326,090)	$(79,923)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Yield Optimized Bond
Shares sold	750,000	$18,438,809	900,000	$22,320,514
Shares redeemed	(300,000)	(7,108,635)	(550,000)	(13,499,337)

Net increase	450,000	$11,330,174	350,000	$8,821,177

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Yield Optimized Bond(a)	$0.530797	$—	$0.019107	$0.549904	97%	—%	3%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	19

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF | IBCD | NYSE Arca

▶	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca

▶	iShares iBonds Mar 2020 Term Corporate ETF | IBDC | NYSE Arca

▶	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF

Investment Objective

The iShares iBonds Mar 2020 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2019 and before April 1, 2020, as represented by the Bloomberg Barclays 2020 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.64%	2.82%	2.12%	1.75%	2.82%	11.06%	11.02%
Fund Market	1.68	2.78	2.01	1.75	2.78	10.48	11.07
Index	1.70	2.91	2.23	1.85	2.91	11.68	11.72

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.40	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	4.4%
Aa	14.1
A	58.2
Baa	19.0
Not Rated	0.1
Short-Term and Other Assets	4.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2.5%
Comcast Corp., 5.15%, 03/01/20	2.1
America Movil SAB de CV, 5.00%, 03/30/20	2.1
Philip Morris International Inc., 2.00%, 02/21/20	1.9
PepsiCo Inc., 4.50%, 01/15/20	1.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.40%	5.24%	3.17%	2.26%	5.24%	16.87%	14.42%
Fund Market	4.18	5.24	3.03	2.25	5.24	16.07	14.36
Index	4.48	5.35	3.23	2.33	5.35	17.25	14.94

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,044.00	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.9%
Aa	17.1
A	57.2
Baa	20.1
Not Rated	0.8
Short-Term and Other Assets	1.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Visa Inc., 2.80%, 12/14/22	2.6%
QUALCOMM Inc., 3.00%, 05/20/22	1.9
Oracle Corp., 2.50%, 10/15/22	1.8
Chevron Corp., 2.36%, 12/05/22	1.7
America Movil SAB de CV, 3.13%, 07/16/22	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF

Investment Objective

The iShares iBonds Mar 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2019 and before April 1, 2020, as represented by the Bloomberg Barclays 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.75%	2.97%	2.35%	3.05%	2.97%	12.31%	19.08%
Fund Market	1.79	2.81	2.20	3.04	2.81	11.47	19.04
Index	1.77	3.07	2.47	3.15	3.07	13.00	19.74

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,017.50	$0.45		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.3%
Aa	18.4
A	39.6
Baa	28.4
Ba	1.3
Not Rated	4.0
Short-Term and Other Assets	6.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	2.2%
Morgan Stanley, 5.63%, 09/23/19	1.1
Goldman Sachs Group Inc. (The), 5.38%, 03/15/20	1.0
JPMorgan Chase & Co., 2.25%, 01/23/20	1.0
Wells Fargo & Co., Series N, 2.15%, 01/30/20	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.58%	5.49%	3.36%	3.98%	5.49%	17.98%	25.44%
Fund Market	4.61	5.61	3.24	3.99	5.61	17.27	25.49
Index	4.72	5.65	3.53	4.15	5.65	18.91	26.66

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,045.80	$0.46		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.8%
Aa	8.5
A	35.4
Baa	46.1
Ba	2.8
Not Rated	5.2
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	4.0%
Bank of America Corp., 3.30%, 01/11/23	1.3
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23	1.2
Goldman Sachs Group Inc. (The), 3.63%, 01/22/23	1.1
CVS Health Corp., 3.70%, 03/09/23	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Capital Corp., 4.70%, 10/27/19	$434	$437,706
Boeing Co. (The), 4.88%, 02/15/20(a)	478	485,734
Lockheed Martin Corp., 4.25%, 11/15/19	159	160,237
Northrop Grumman Corp., 5.05%, 08/01/19	132	132,768
Raytheon Co., 4.40%, 02/15/20(a)	536	542,866
United Technologies Corp., 1.50%, 11/01/19	335	332,880

		2,092,191

Agriculture — 3.9%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	625	623,713
9.25%, 08/06/19	400	406,604
Philip Morris International Inc.
2.00%, 02/21/20	1,650	1,641,387
4.50%, 03/26/20	552	560,705
Reynolds American Inc., 8.13%, 06/23/19	179	180,235

		3,412,644

Airlines — 0.2%
Continental Airlines Inc. Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19(a)	87	88,803
Southwest Airlines Co., 2.75%, 11/06/19 (Call 10/06/19)	125	124,902

		213,705

Auto Manufacturers — 7.5%
American Honda Finance Corp.
1.20%, 07/12/19	726	724,047
2.00%, 02/14/20(a)	425	423,155
2.25%, 08/15/19	700	699,328
Series A, 2.15%, 03/13/20	345	343,537
Ford Motor Credit Co. LLC
2.46%, 03/27/20(a)	198	196,687
2.60%, 11/04/19(a)	250	249,503
8.13%, 01/15/20	198	204,736
General Motors Financial Co. Inc.
2.40%, 05/09/19	325	324,964
3.15%, 01/15/20 (Call 12/15/19)	285	285,248
PACCAR Financial Corp.
1.30%, 05/10/19	518	517,845
1.95%, 02/27/20	500	497,050
2.20%, 09/15/19	25	24,930
Toyota Motor Credit Corp.
1.40%, 05/20/19	494	493,704
2.13%, 07/18/19	768	767,316
2.15%, 03/12/20	865	861,618

		6,613,668

Beverages — 4.4%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19	300	306,474
Coca-Cola Co. (The), 1.38%, 05/30/19	1,000	999,040
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	198	200,806
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	200	198,994
PepsiCo Inc.
1.55%, 05/02/19	635	635,000
4.50%, 01/15/20	1,528	1,547,543

		3,887,857

Biotechnology — 2.6%
Amgen Inc., 2.20%, 05/22/19 (Call 05/16/19)	468	467,859
Celgene Corp., 2.25%, 05/15/19	200	199,966

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
1.85%, 09/20/19	$750	$747,510
2.35%, 02/01/20	859	857,265

		2,272,600

Chemicals — 0.6%
Air Products & Chemicals Inc., 4.38%, 08/21/19(a)	184	184,891
Nutrien Ltd., 4.88%, 03/30/20	100	101,771
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	250	249,310

		535,972

Commercial Services — 0.3%
Ecolab Inc., 2.25%, 01/12/20	250	249,262

Computers — 5.8%
Apple Inc.
1.10%, 08/02/19	550	547,932
1.55%, 02/07/20	600	595,860
1.90%, 02/07/20	250	248,858
2.10%, 05/06/19	845	844,949
DXC Technology Co., 2.88%, 03/27/20	250	249,713
International Business Machines Corp.
1.80%, 05/17/19	700	699,783
1.88%, 05/15/19	493	492,837
1.90%, 01/27/20	800	795,520
8.38%, 11/01/19(a)	600	616,476

		5,091,928

Cosmetics & Personal Care — 1.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	250	248,310
Procter & Gamble Co. (The), 1.75%, 10/25/19	1,000	996,060

		1,244,370

Diversified Financial Services — 1.0%
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	695	691,900
2.30%, 11/15/19 (Call 10/15/19)(a)	247	246,358

		938,258

Electric — 3.3%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)	320	319,344
Dominion Energy Inc., Series B, 1.60%, 08/15/19(a)	175	174,359
DTE Energy Co., 2.40%, 12/01/19 (Call 11/01/19)(a)	225	224,451
Duke Energy Corp., 5.05%, 09/15/19	197	198,466
Eversource Energy, 4.50%, 11/15/19	119	119,888
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	200	200,014
5.20%, 10/01/19	125	126,035
Georgia Power Co.
2.00%, 03/30/20	100	99,223
4.25%, 12/01/19	231	232,793
NextEra Energy Capital Holdings Inc., 2.40%, 09/15/19 (Call 08/15/19)	200	199,680
Progress Energy Inc., 4.88%, 12/01/19	100	101,134
Public Service Enterprise Group Inc., 1.60%, 11/15/19	200	198,624
Sempra Energy
2.40%, 02/01/20	45	44,866
2.40%, 03/15/20 (Call 02/15/20)	344	342,390
Southern Power Co., Series D, 1.95%, 12/15/19	100	99,480
TECO Finance Inc., 5.15%, 03/15/20	75	76,429
Virginia Electric & Power Co., 5.00%, 06/30/19	150	150,517

		2,907,693

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.5%
Emerson Electric Co., 4.88%, 10/15/19	$450	$453,933

Electronics — 2.3%
Honeywell International Inc.
1.40%, 10/30/19(a)	945	939,604
1.80%, 10/30/19	1,150	1,145,734

		2,085,338

Environmental Control — 0.4%
Republic Services Inc.
5.00%, 03/01/20	75	76,349
5.50%, 09/15/19	309	311,902

		388,251

Food — 1.2%
General Mills Inc., 2.20%, 10/21/19(a)	99	98,729
JM Smucker Co. (The), 2.50%, 03/15/20	200	199,478
Kellogg Co., 4.15%, 11/15/19	54	54,343
Kraft Heinz Foods Co., 5.38%, 02/10/20	209	212,783
Kroger Co. (The)
1.50%, 09/30/19	100	99,432
6.15%, 01/15/20	250	255,690
Tyson Foods Inc., 2.65%, 08/15/19 (Call 07/15/19)	189	188,860

		1,109,315

Gas — 0.1%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)	80	79,859

Health Care – Products — 0.4%
Life Technologies Corp., 6.00%, 03/01/20	134	137,263
Stryker Corp., 4.38%, 01/15/20	150	151,633
Zimmer Biomet Holdings Inc., 4.63%, 11/30/19(a)	99	99,904

		388,800

Health Care – Services — 0.2%
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	100	99,798
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	50	49,853

		149,651

Internet — 4.8%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	2,179	2,176,777
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)	1,100	1,100,022
Baidu Inc., 2.75%, 06/09/19	690	689,952
eBay Inc., 2.20%, 08/01/19 (Call 07/01/19)	250	249,540

		4,216,291

Machinery — 5.1%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	650	649,551
2.00%, 03/05/20	247	245,805
2.10%, 06/09/19(a)	558	557,626
2.10%, 01/10/20	250	248,983
2.25%, 12/01/19	500	498,645
John Deere Capital Corp.
1.25%, 10/09/19(a)	575	571,452
1.70%, 01/15/20	1,000	993,170
2.05%, 03/10/20	297	295,476
2.30%, 09/16/19(a)	60	59,919
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	384	381,946

		4,502,573

Manufacturing — 1.4%
3M Co., 1.63%, 06/15/19	255	254,676

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co.
2.10%, 12/11/19	$235	$233,675
2.20%, 01/09/20 (Call 12/09/19)	247	245,691
5.50%, 01/08/20	150	152,423
6.00%, 08/07/19	320	322,630

		1,209,095

Media — 5.1%
Comcast Corp.
5.15%, 03/01/20(a)	1,850	1,886,223
5.70%, 07/01/19	515	517,616
Discovery Communications LLC, 2.75%, 11/15/19 (Call 10/15/19)	250	249,640
TWDC Enterprises 18 Corp.
0.88%, 07/12/19(a)	307	305,959
1.85%, 05/30/19	1,045	1,044,384
1.95%, 03/04/20	275	273,529
Warner Media LLC, 2.10%, 06/01/19	200	199,826

		4,477,177

Mining — 0.1%
Newmont Goldcorp Corp., 5.13%, 10/01/19	94	94,845

Oil & Gas — 10.2%
BP Capital Markets PLC
1.68%, 05/03/19	275	275,000
2.24%, 05/10/19	533	532,947
2.32%, 02/13/20	692	689,779
2.52%, 01/15/20	735	734,721
Chevron Corp.
1.56%, 05/16/19	515	514,789
1.96%, 03/03/20 (Call 02/03/20)	1,241	1,234,286
2.19%, 11/15/19 (Call 10/15/19)(a)	453	452,108
EOG Resources Inc., 5.63%, 06/01/19(a)	250	250,532
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	1,163	1,156,813
Husky Energy Inc., 7.25%, 12/15/19	94	96,424
Pioneer Natural Resources Co., 7.50%, 01/15/20	98	101,073
Shell International Finance BV
1.38%, 05/10/19	793	792,794
4.30%, 09/22/19	824	829,166
4.38%, 03/25/20	575	583,970
Total Capital International SA, 2.10%, 06/19/19(a)	762	761,474

		9,005,876

Packaging & Containers — 0.3%
Bemis Co. Inc., 6.80%, 08/01/19	41	41,348
WestRock RKT LLC, 3.50%, 03/01/20	200	200,816

		242,164

Pharmaceuticals — 9.5%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	600	600,096
AstraZeneca PLC, 1.95%, 09/18/19	265	264,030
Cardinal Health Inc.
1.95%, 06/14/19	225	224,766
2.40%, 11/15/19	98	97,750
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	99,876
3.13%, 03/09/20	450	450,675
Express Scripts Holding Co., 2.25%, 06/15/19	214	213,728
Express Scripts Inc., 7.25%, 06/15/19	54	54,238
Johnson & Johnson, 1.88%, 12/05/19	607	604,414
Mead Johnson Nutrition Co., 4.90%, 11/01/19	804	812,096
Merck & Co. Inc., 1.85%, 02/10/20	1,150	1,143,307

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan NV, 2.50%, 06/07/19	$213	$212,877
Novartis Capital Corp., 1.80%, 02/14/20(a)	925	919,959
Pfizer Inc.
1.45%, 06/03/19	580	579,443
1.70%, 12/15/19	400	397,496
2.10%, 05/15/19	1,159	1,158,826
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	557	554,789

		8,388,366

Pipelines — 1.8%
Enbridge Energy Partners LP, 5.20%, 03/15/20	94	95,837
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	124	123,825
5.25%, 01/31/20	100	101,781
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	347	357,372
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	210	210,139
ONEOK Partners LP, 3.80%, 03/15/20 (Call 02/15/20)	200	201,172
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	49	48,863
TransCanada PipeLines Ltd., 2.13%, 11/15/19	300	298,908
Williams Companies Inc. (The), 5.25%, 03/15/20	176	179,400

		1,617,297

Retail — 4.9%
AutoNation Inc., 5.50%, 02/01/20	82	83,417
Costco Wholesale Corp.
1.70%, 12/15/19	1,146	1,139,388
1.75%, 02/15/20	150	148,980
Home Depot Inc. (The), 2.00%, 06/15/19 (Call 05/31/19)	894	893,258
McDonald’s Corp., 1.88%, 05/29/19	100	99,943
Target Corp., 2.30%, 06/26/19	968	967,303
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	323	322,725
Walmart Inc., 1.75%, 10/09/19	650	647,719

		4,302,733

Semiconductors — 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	650	647,120
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)(a)	110	109,962
Texas Instruments Inc., 1.65%, 08/03/19	545	543,501

		1,300,583

Software — 5.5%
Adobe Inc., 4.75%, 02/01/20	478	485,347
Microsoft Corp.
1.10%, 08/08/19(a)	655	652,498
1.85%, 02/12/20 (Call 01/12/20)	1,343	1,336,204
4.20%, 06/01/19(a)	200	200,224
Oracle Corp.
2.25%, 10/08/19	1,384	1,381,564
5.00%, 07/08/19	794	797,335

		4,853,172

Security	Par/ Shares (000)	Value

Telecommunications — 5.8%
America Movil SAB de CV, 5.00%, 03/30/20(a)	$1,800	$1,835,352
Cisco Systems Inc.
1.40%, 09/20/19	685	681,794
4.45%, 01/15/20	1,521	1,540,484
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	161	161,919
Orange SA
1.63%, 11/03/19	250	248,540
5.38%, 07/08/19	182	182,852
Telefonica Emisiones SA, 5.88%, 07/15/19(a)	94	94,557
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	200	202,746
Verizon Communications Inc., 2.63%, 02/21/20	200	200,112

		5,148,356

Transportation — 1.3%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19(a)	502	505,961
Canadian National Railway Co., 2.40%, 02/03/20	250	249,290
Norfolk Southern Corp., 5.90%, 06/15/19(a)	198	198,717
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	68	67,869
2.55%, 06/01/19 (Call 05/31/19)	144	143,929

		1,165,766

Total Corporate Bonds & Notes — 95.8% (Cost: $84,874,660)		84,639,589

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(b)(c)(d)	4,618	4,619,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	3,034	3,034,128

		7,653,477

Total Short-Term Investments — 8.7% (Cost: $7,651,994)		7,653,477

Total Investments in Securities — 104.5% (Cost: $92,526,654)		92,293,066

Other Assets, Less Liabilities — (4.5)%		(3,967,154)

Net Assets — 100.0%		$88,325,912

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,523	(1,905)	4,618	$4,619,349	$8,662	(b)	$(82)	$909
BlackRock Cash Funds: Treasury, SL Agency Shares	1,644	1,390	3,034	3,034,128	47,483		—	—

				$7,653,477	$56,145		$(82)	$909

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$84,639,589	$—	$84,639,589
Money Market Funds	7,653,477	—	—	7,653,477

	$7,653,477	$84,639,589	$—	$92,293,066

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$60	$61,187

Aerospace & Defense — 2.3%
Boeing Co. (The), 2.80%, 03/01/23 (Call 02/01/23)	75	74,869
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	200	197,658
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	35,339
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	200	199,900
United Technologies Corp., 3.10%, 06/01/22	85	85,541

		593,307

Agriculture — 3.0%
Altria Group Inc., 2.85%, 08/09/22	85	84,534
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	100	98,613
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	225	222,001
2.50%, 08/22/22	25	24,759
2.63%, 03/06/23	339	336,681

		766,588

Auto Manufacturers — 3.0%
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	49,670
3.45%, 04/10/22 (Call 02/10/22)	85	85,394
Toyota Motor Credit Corp.
2.15%, 09/08/22	225	221,998
2.63%, 01/10/23	248	247,762
2.70%, 01/11/23	75	75,010
2.80%, 07/13/22	75	75,488

		755,322

Beverages — 3.9%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	40	40,515
Coca-Cola Co. (The), 2.20%, 05/25/22	75	74,274
Diageo Investment Corp.
2.88%, 05/11/22	200	201,358
8.00%, 09/15/22	75	87,090
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	175	173,423
2.75%, 03/01/23	314	315,576
3.10%, 07/17/22 (Call 05/17/22)	100	101,644

		993,880

Biotechnology — 1.9%
Amgen Inc., 3.63%, 05/15/22 (Call 02/15/22)	41	42,004
Biogen Inc., 3.63%, 09/15/22	60	61,302
Celgene Corp.
3.25%, 08/15/22	41	41,327
3.55%, 08/15/22	100	101,784
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	228,492

		474,909

Chemicals — 1.8%
Air Products & Chemicals Inc., 2.75%, 02/03/23	41	41,025
Cabot Corp., 3.70%, 07/15/22	40	40,521
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	60	60,082
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	41,748
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	40,116
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	45	45,107

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$41	$40,461
2.70%, 02/21/23 (Call 11/21/22)	149	148,860

		457,920

Commercial Services — 0.2%
Catholic Health Initiatives, 2.95%, 11/01/22	41	40,706

Computers — 5.4%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	150	148,880
2.70%, 05/13/22	250	251,035
2.85%, 02/23/23 (Call 12/23/22)	260	261,786
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	75	78,359
HP Inc., 4.05%, 09/15/22	45	46,565
IBM Credit LLC, 2.20%, 09/08/22	100	98,182
International Business Machines Corp.
1.88%, 08/01/22	300	291,816
2.88%, 11/09/22	200	200,572

		1,377,195

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	150	147,188
2.30%, 05/03/22(a)	141	140,292
Procter & Gamble Co. (The), 2.15%, 08/11/22	275	271,876
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	200	197,488

		756,844

Diversified Financial Services — 3.8%
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	73,922
2.40%, 04/25/22 (Call 03/25/22)	175	173,502
2.70%, 02/15/23 (Call 12/15/22)	50	49,852
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	660	664,297

		961,573

Electric — 5.9%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	41	40,990
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	50	49,997
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	75	75,127
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	40,441
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	65	64,475
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	41	41,212
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	40,593
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	25,229
Duke Energy Carolinas LLC, 2.50%, 03/15/23 (Call 01/15/23)	60	59,558
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	98,756
3.05%, 08/15/22 (Call 05/15/22)	120	120,808
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	100,364
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	25	25,757
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	91	94,239
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	40	41,634
Georgia Power Co., 2.85%, 05/15/22	35	34,853
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	150	147,612
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	93,836
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (Call 03/01/22)	110	114,172
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	25,293
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	41,188

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	$40	$42,644
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	41	40,631
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	44,927

		1,504,336

Electrical Components & Equipment — 0.6%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	150,217

Electronics — 0.2%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	60	60,646

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	35	35,721
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	45	45,152

		80,873

Food — 1.3%
Campbell Soup Co., 2.50%, 08/02/22	75	73,681
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	50	50,336
Kraft Heinz Foods Co.
3.50%, 06/06/22	75	75,928
3.50%, 07/15/22 (Call 05/15/22)	30	30,332
Sysco Corp., 2.60%, 06/12/22	50	49,648
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	41	42,806

		322,731

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	35,278

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	41	41,172

Health Care – Products — 0.8%
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	157	159,636
Thermo Fisher Scientific Inc., 3.15%, 01/15/23 (Call 10/15/22)	30	30,208

		189,844

Health Care – Services — 0.7%
Kaiser Foundation Hospitals, 3.50%, 04/01/22	125	128,351
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	41	41,854

		170,205

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	71,931

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	41	41,011
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	33	33,356

		74,367

Internet — 2.9%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	300	297,099
2.50%, 11/29/22 (Call 08/29/22)	141	140,698
Baidu Inc., 3.50%, 11/28/22	200	201,864
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)(a)	100	99,015

		738,676

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	49	51,000

Machinery — 5.6%
ABB Finance USA Inc., 2.88%, 05/08/22	230	231,302

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
2.40%, 06/06/22	$150	$148,805
2.63%, 03/01/23	149	147,881
2.85%, 06/01/22	75	75,520
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)(a)	157	156,601
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	313	312,903
John Deere Capital Corp., 2.80%, 03/06/23	345	345,524

		1,418,536

Manufacturing — 1.9%
3M Co.
2.00%, 06/26/22	192	188,749
2.25%, 03/15/23 (Call 02/15/23)	75	73,920
Eaton Corp., 2.75%, 11/02/22	50	49,939
General Electric Co.
2.70%, 10/09/22	100	98,785
3.15%, 09/07/22	50	50,019
Parker-Hannifin Corp., 3.50%, 09/15/22	30	30,524

		491,936

Media — 3.8%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	122,410
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	99,803
2.85%, 01/15/23	200	200,686
3.13%, 07/15/22	75	76,003
Discovery Communications LLC, 3.30%, 05/15/22	75	75,647
NBCUniversal Media LLC, 2.88%, 01/15/23	75	75,257
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	168,739
Walt Disney Co. (The), 3.00%, 09/15/22(b)	116	116,966
Warner Media LLC, 3.40%, 06/15/22	30	30,473

		965,984

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	200	198,774

Mining — 0.3%
Newmont Goldcorp Corp., 3.70%, 03/15/23 (Call 12/15/22)(b)	65	66,343

Oil & Gas — 9.6%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	55	55,393
BP Capital Markets America Inc., 3.25%, 05/06/22	182	184,679
BP Capital Markets PLC, 2.50%, 11/06/22	400	396,400
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	425	420,393
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	60	59,728
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	260	261,105
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	75	74,407
2.70%, 02/15/23 (Call 11/15/22)	260	256,246
Phillips 66, 4.30%, 04/01/22	85	88,584
Shell International Finance BV
2.25%, 01/06/23	214	210,627
2.38%, 08/21/22	225	223,330
Total Capital International SA, 2.70%, 01/25/23	200	200,118

		2,431,010

Oil & Gas Services — 1.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	250	249,035
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	65	63,806
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	30	30,182

		343,023

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 9.3%
AbbVie Inc., 2.90%, 11/06/22	$142	$141,692
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	50	49,915
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	30	29,364
Bristol-Myers Squibb Co., 2.00%, 08/01/22	190	185,731
Cardinal Health Inc., 3.20%, 03/15/23(a)	60	59,848
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	25	24,620
3.50%, 07/20/22 (Call 05/20/22)	50	50,626
3.70%, 03/09/23 (Call 02/09/23)	85	86,174
Eli Lilly & Co., 2.35%, 05/15/22(a)	175	174,039
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	225	225,072
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	373,242
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	50	49,176
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	41	40,510
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	275	274,142
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	200	198,868
2.40%, 09/21/22	350	347,599
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	45	45,386

		2,356,004

Pipelines — 1.4%
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	50	50,314
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	55	55,732
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	66	66,683
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	40	40,315
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	41	41,060
TransCanada PipeLines Ltd., 2.50%, 08/01/22(a)	35	34,551
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	66	66,522

		355,177

Real Estate Investment Trusts — 0.5%
American Tower Corp., 3.50%, 01/31/23	35	35,538
Crown Castle International Corp.
4.88%, 04/15/22	25	26,354
5.25%, 01/15/23	60	64,419

		126,311

Retail — 4.0%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	33,667
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	175	173,836
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	350	350,483
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	85	85,699
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)	35	34,067
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	75	74,834
Walgreen Co., 3.10%, 09/15/22	41	41,018
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	225	223,038

		1,016,642

Semiconductors — 5.3%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	75	74,601
2.70%, 12/15/22	350	351,113
3.10%, 07/29/22	150	152,452
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	40	40,196
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	173,523
3.00%, 05/20/22	475	478,311
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	75	73,504

		1,343,700

Security	Par/ Shares (000)	Value

Software — 4.6%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	$40	$40,640
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	41	41,756
Microsoft Corp.
2.13%, 11/15/22(a)	175	173,007
2.65%, 11/03/22 (Call 09/03/22)	260	261,425
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	160	159,110
2.50%, 10/15/22	455	451,979
2.63%, 02/15/23 (Call 01/15/23)	25	24,881

		1,152,798

Telecommunications — 4.3%
America Movil SAB de CV, 3.13%, 07/16/22	400	402,032
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	125	123,984
3.00%, 06/30/22 (Call 04/30/22)	50	50,174
Cisco Systems Inc.
2.60%, 02/28/23	140	140,342
3.00%, 06/15/22	150	152,022
Motorola Solutions Inc.
3.50%, 03/01/23	40	40,211
3.75%, 05/15/22	41	41,937
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	60	59,507
Vodafone Group PLC, 2.95%, 02/19/23(a)	85	84,808

		1,095,017

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	30	30,838

Transportation — 2.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	180	181,624
3.05%, 09/01/22 (Call 06/01/22)	50	50,550
FedEx Corp., 2.63%, 08/01/22	50	49,619
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	41	41,095
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	40	40,126
4.16%, 07/15/22 (Call 04/15/22)	35	36,374
United Parcel Service Inc., 2.45%, 10/01/22	341	339,165

		738,553

Total Corporate Bonds & Notes — 98.1% (Cost: $24,869,584)		24,861,353

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	891	890,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	276	275,588

		1,166,483

Total Short-Term Investments — 4.6% (Cost: $1,166,195)		1,166,483

Total Investments in Securities — 102.7% (Cost: $26,035,779)		26,027,836

Other Assets, Less Liabilities — (2.7)%		(690,742)

Net Assets — 100.0%		$25,337,094

(a)	All or a portion of this security is on loan.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,321	(1,430)	891	$890,895	$3,533	(b)	$788		$(41)
BlackRock Cash Funds: Treasury, SL Agency Shares	390	(114)	276	275,588	4,126		—		—

				$1,166,483	$7,659		$788		$(41)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$24,861,353	$—	$24,861,353
Money Market Funds	1,166,483	—	—	1,166,483

	$1,166,483	$24,861,353	$—	$26,027,836

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.1%
Boeing Capital Corp., 4.70%, 10/27/19	$195	$196,665
Boeing Co. (The), 4.88%, 02/15/20(a)	248	252,013
Lockheed Martin Corp., 4.25%, 11/15/19	305	307,373
Raytheon Co., 4.40%, 02/15/20	250	253,202
Rockwell Collins Inc., 1.95%, 07/15/19	250	249,585
United Technologies Corp., 1.50%, 11/01/19	250	248,418

		1,507,256

Agriculture — 1.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	335	334,310
9.25%, 08/06/19	515	523,503
Philip Morris International Inc.
1.88%, 11/01/19	125	124,485
2.00%, 02/21/20	250	248,695
4.50%, 03/26/20	600	609,462
Reynolds American Inc., 8.13%, 06/23/19	215	216,483

		2,056,938

Airlines — 0.2%
Delta Air Lines Inc., 2.88%, 03/13/20(a)	310	309,600

Auto Manufacturers — 5.1%
American Honda Finance Corp.
2.00%, 02/14/20	575	572,504
2.25%, 08/15/19	465	464,553
Series A, 2.15%, 03/13/20	275	273,834
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	199,378
2.02%, 05/03/19	515	515,000
2.46%, 03/27/20	200	198,674
2.60%, 11/04/19(a)	275	274,453
2.68%, 01/09/20(a)	500	497,315
8.13%, 01/15/20	650	672,113
General Motors Financial Co. Inc.
2.40%, 05/09/19	485	484,947
3.15%, 01/15/20 (Call 12/15/19)	840	840,731
PACCAR Financial Corp., 1.30%, 05/10/19	300	299,910
Toyota Motor Credit Corp.
1.40%, 05/20/19	325	324,805
2.13%, 07/18/19	365	364,675
2.15%, 03/12/20	985	981,149
2.20%, 01/10/20	275	274,332

		7,238,373

Banks — 34.8%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	249,495
2.25%, 06/13/19	300	299,871
Bank of America Corp., 7.63%, 06/01/19(a)	745	747,824
Bank of Montreal
1.50%, 07/18/19(a)	300	299,292
1.75%, 09/11/19	120	119,598
2.10%, 12/12/19	545	543,218
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)(a)	570	569,248
Series G, 2.15%, 02/24/20 (Call 01/24/20)(a)	590	587,852
Series G, 2.20%, 05/15/19	375	374,940
Bank of Nova Scotia (The)
1.65%, 06/14/19	640	639,238
2.05%, 06/05/19(a)	355	354,808

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC, 6.75%, 05/22/19	$300	$300,645
Barclays PLC, 2.75%, 11/08/19	1,050	1,048,719
BB&T Corp., 2.45%, 01/15/20 (Call 12/15/19)	952	950,106
BPCE SA
2.25%, 01/27/20(a)	275	273,944
2.50%, 07/15/19	300	299,892
Branch Banking & Trust Co.
1.45%, 05/10/19	250	249,935
2.10%, 01/15/20 (Call 12/15/19)	400	398,324
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19	530	528,044
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	500	498,255
2.35%, 01/31/20 (Call 12/31/19)	1,065	1,061,304
Citigroup Inc.
2.40%, 02/18/20(a)	670	668,144
2.45%, 01/10/20 (Call 12/10/19)	930	927,824
2.50%, 07/29/19(a)	735	734,478
8.50%, 05/22/19	307	307,982
Citizens Bank N.A./Providence RI, 2.25%, 03/02/20 (Call 02/03/20)	475	473,010
Comerica Inc., 2.13%, 05/23/19	50	49,984
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	500	499,325
2.30%, 03/12/20	350	348,873
Compass Bank, 2.75%, 09/29/19 (Call 08/29/19)	250	249,838
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	249,135
2.25%, 01/14/20	570	568,261
Credit Suisse AG/New York NY
2.30%, 05/28/19	1,000	999,820
5.30%, 08/13/19	300	302,133
5.40%, 01/14/20(a)	540	549,769
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	555	554,229
Deutsche Bank AG, 2.85%, 05/10/19	548	547,995
Fifth Third Bank/Cincinnati OH, 1.63%, 09/27/19 (Call 08/27/19)	200	199,064
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	575	574,022
2.55%, 10/23/19	930	929,098
5.38%, 03/15/20	1,430	1,460,387
HSBC USA Inc.
2.25%, 06/23/19	500	499,750
2.35%, 03/05/20	725	723,064
Huntington National Bank (The), 2.38%, 03/10/20 (Call 02/10/20)	200	199,528
JPMorgan Chase & Co.
2.20%, 10/22/19	675	673,623
2.25%, 01/23/20 (Call 12/23/19)(a)	1,440	1,435,536
4.95%, 03/25/20(a)	690	703,683
JPMorgan Chase Bank N.A., 1.65%, 09/23/19 (Call 08/23/19)	400	398,412
KeyBank N.A./Cleveland OH
1.60%, 08/22/19(a)	550	548,081
2.50%, 12/15/19	590	589,251
Manufacturers & Traders Trust Co., 2.10%, 02/06/20 (Call 01/06/20)	350	348,299
Morgan Stanley
2.38%, 07/23/19	550	549,472
2.65%, 01/27/20	1,120	1,119,317
5.50%, 01/26/20(a)	225	229,462

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.63%, 09/23/19	$1,600	$1,617,248
7.30%, 05/13/19	825	826,138
MUFG Union Bank N.A., 2.25%, 05/06/19	250	249,988
National Australia Bank Ltd./New York
1.38%, 07/12/19	250	249,393
2.25%, 01/10/20(a)	300	299,091
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)	425	423,861
2.25%, 07/02/19 (Call 06/02/19)	250	249,825
2.40%, 10/18/19 (Call 09/18/19)	500	499,580
PNC Financial Services Group Inc. (The), 5.13%, 02/08/20	760	773,619
Royal Bank of Canada
2.13%, 03/02/20	655	651,961
2.15%, 03/06/20	682	679,340
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	250	253,875
Santander UK PLC
2.35%, 09/10/19	342	341,538
2.38%, 03/16/20	508	506,293
Skandinaviska Enskilda Banken AB, 1.50%, 09/13/19(a)	315	313,636
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	350	349,717
2.45%, 01/16/20	500	499,215
2.51%, 01/17/20	750	748,987
SunTrust Bank/Atlanta GA, 2.25%, 01/31/20 (Call 12/31/19)	457	455,446
SunTrust Banks Inc., 2.50%, 05/01/19	100	100,000
Svenska Handelsbanken AB
1.50%, 09/06/19	315	313,727
2.25%, 06/17/19	250	249,878
Toronto-Dominion Bank (The)
1.90%, 10/24/19	400	398,640
2.13%, 07/02/19	570	569,561
2.25%, 11/05/19(a)	765	763,332
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	370	368,346
2.13%, 10/28/19 (Call 09/28/19)	770	767,998
2.35%, 01/23/20 (Call 12/23/19)	550	548,911
UBS AG/Stamford CT
2.35%, 03/26/20	365	363,949
2.38%, 08/14/19	1,125	1,124,111
Wells Fargo & Co., Series N, 2.15%, 01/30/20	1,309	1,303,738
Wells Fargo Bank N.A.
1.75%, 05/24/19	450	449,775
2.15%, 12/06/19	300	299,181
2.40%, 01/15/20	750	748,462
Westpac Banking Corp.
1.60%, 08/19/19(a)	305	304,088
2.15%, 03/06/20	670	667,139
4.88%, 11/19/19	965	976,580

		49,911,568

Beverages — 1.5%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19	500	510,790
Coca-Cola Co. (The), 1.38%, 05/30/19	275	274,736
Constellation Brands Inc., 2.00%, 11/07/19(a)	335	333,375
Molson Coors Brewing Co.
1.45%, 07/15/19	25	24,932
2.25%, 03/15/20 (Call 02/15/20)	255	253,717

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.55%, 05/02/19	$435	$435,000
4.50%, 01/15/20(a)	365	369,669

		2,202,219

Biotechnology — 1.1%
Amgen Inc.
2.20%, 05/22/19 (Call 05/16/19)	690	689,793
4.50%, 03/15/20	250	253,917
Celgene Corp., 2.25%, 05/15/19	220	219,963
Gilead Sciences Inc., 2.35%, 02/01/20	405	404,182

		1,567,855

Chemicals — 0.2%
Air Products & Chemicals Inc., 4.38%, 08/21/19	25	25,121
Methanex Corp., 3.25%, 12/15/19	100	100,034
Nutrien Ltd., 4.88%, 03/30/20	130	132,302
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	100	99,724

		357,181

Computers — 2.9%
Apple Inc.
1.10%, 08/02/19	395	393,515
1.55%, 02/07/20	790	784,549
1.80%, 11/13/19	25	24,897
1.90%, 02/07/20(a)	205	204,063
2.10%, 05/06/19	1,273	1,272,924
DXC Technology Co., 2.88%, 03/27/20	105	104,879
IBM Credit LLC, 1.63%, 09/06/19	350	348,659
International Business Machines Corp.
1.80%, 05/17/19	265	264,918
1.90%, 01/27/20	275	273,460
8.38%, 11/01/19	450	462,357

		4,134,221

Cosmetics & Personal Care — 0.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	250	248,310
Procter & Gamble Co. (The), 1.90%, 11/01/19	295	293,944

		542,254

Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 05/15/19	250	250,068
Air Lease Corp., 2.13%, 01/15/20	265	263,643
American Express Co., 8.13%, 05/20/19	250	250,665
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	1,100	1,095,501
2.25%, 08/15/19	743	742,153
Ameriprise Financial Inc., 5.30%, 03/15/20(a)	290	296,357
International Lease Finance Corp., 6.25%, 05/15/19	460	460,520
Jefferies Group LLC, 8.50%, 07/15/19	180	181,944
Nasdaq Inc., 5.55%, 01/15/20	395	402,714
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20 (Call 12/27/19)	260	258,840
Nomura Holdings Inc., 6.70%, 03/04/20	335	345,740
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	490	489,162
3.00%, 08/15/19 (Call 07/15/19)	225	225,027
TD Ameritrade Holding Corp., 5.60%, 12/01/19(a)	320	325,069

		5,587,403

Electric — 2.6%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)(a)	220	219,549

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Inc., Series A, 2.00%, 03/15/20	$220	$218,574
Dominion Energy Inc.
5.20%, 08/15/19	140	140,882
Series B, 1.60%, 08/15/19	300	298,902
DTE Energy Co., 2.40%, 12/01/19 (Call 11/01/19)	125	124,695
Duke Energy Corp., 5.05%, 09/15/19	345	347,567
Eversource Energy, 4.50%, 11/15/19(a)	160	161,193
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	445	445,031
5.20%, 10/01/19	140	141,159
Georgia Power Co.
2.00%, 03/30/20	120	119,068
4.25%, 12/01/19	575	579,462
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	75	74,880
2.70%, 09/15/19 (Call 08/15/19)	160	159,818
Public Service Enterprise Group Inc., 1.60%, 11/15/19	150	148,968
Sempra Energy
2.40%, 02/01/20	150	149,553
2.40%, 03/15/20 (Call 02/15/20)	425	423,011

		3,752,312

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 4.88%, 10/15/19	160	161,399

Electronics — 0.5%
Honeywell International Inc.
1.40%, 10/30/19	412	409,647
1.80%, 10/30/19	250	249,073

		658,720

Environmental Control — 0.4%
Republic Services Inc.
5.00%, 03/01/20	275	279,947
5.50%, 09/15/19	250	252,348

		532,295

Food — 1.3%
General Mills Inc., 2.20%, 10/21/19	350	349,041
JM Smucker Co. (The), 2.50%, 03/15/20	250	249,348
Kellogg Co., 4.15%, 11/15/19	75	75,477
Kraft Heinz Foods Co., 5.38%, 02/10/20	290	295,249
Kroger Co. (The)
1.50%, 09/30/19	285	283,381
6.15%, 01/15/20	170	173,869
Tyson Foods Inc., 2.65%, 08/15/19 (Call 07/15/19)	385	384,715

		1,811,080

Gas — 0.1%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)	200	199,648

Health Care – Products — 0.8%
Becton Dickinson and Co.
2.13%, 06/06/19	300	299,751
2.68%, 12/15/19	300	299,505
Life Technologies Corp., 6.00%, 03/01/20	355	363,644
Stryker Corp., 4.38%, 01/15/20	150	151,634

		1,114,534

Health Care – Services — 1.6%
Anthem Inc., 2.25%, 08/15/19	415	414,099
HCA Inc., 6.50%, 02/15/20	1,200	1,231,728
Humana Inc., 2.63%, 10/01/19	125	124,819

Security	Par (000)	Value

Health Care – Services (continued)
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	$175	$174,646
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	130	129,619
UnitedHealth Group Inc., 2.30%, 12/15/19(a)	150	149,546

		2,224,457

Holding Companies – Diversified — 0.4%
Ares Capital Corp., 3.88%, 01/15/20 (Call 12/15/19)	235	236,079
FS KKR Capital Corp.
4.00%, 07/15/19	150	150,133
4.25%, 01/15/20 (Call 12/15/19)	135	135,394

		521,606

Home Builders — 0.1%
DR Horton Inc., 4.00%, 02/15/20	100	100,815

Insurance — 1.7%
Allstate Corp. (The), 7.45%, 05/16/19	150	150,275
American International Group Inc., 2.30%, 07/16/19 (Call 06/16/19)	555	554,528
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	85	84,663
Berkshire Hathaway Inc., 2.10%, 08/14/19	390	389,392
Chubb INA Holdings Inc., 5.90%, 06/15/19	60	60,199
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	350	358,347
Marsh & McLennan Companies Inc., 2.35%, 03/06/20 (Call 02/06/20)	280	278,992
Protective Life Corp., 7.38%, 10/15/19(a)	125	127,494
Prudential Financial Inc., 7.38%, 06/15/19	310	311,631
Travelers Companies Inc. (The), 5.90%, 06/02/19	160	160,390
WR Berkley Corp., 7.38%, 09/15/19	10	10,163

		2,486,074

Internet — 1.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	850	849,133
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)	378	378,007
Baidu Inc., 2.75%, 06/09/19	200	199,986
eBay Inc., 2.20%, 08/01/19 (Call 07/01/19)	380	379,301

		1,806,427

Machinery — 2.0%
Caterpillar Financial Services Corp.
1.35%, 05/18/19(a)	305	304,790
2.00%, 03/05/20	345	343,330
2.10%, 06/09/19	395	394,735
2.10%, 01/10/20	370	368,494
2.25%, 12/01/19	25	24,932
CNH Industrial Capital LLC, 3.38%, 07/15/19	250	250,218
John Deere Capital Corp.
1.25%, 10/09/19	215	213,673
1.70%, 01/15/20	365	362,507
2.05%, 03/10/20	125	124,359
2.20%, 03/13/20	105	104,589
2.30%, 09/16/19(a)	315	314,575
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	130	129,305

		2,935,507

Manufacturing — 1.4%
3M Co., 1.63%, 06/15/19	320	319,594
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	612	608,756
5.50%, 01/08/20	630	640,175
6.00%, 08/07/19	410	413,370

		1,981,895

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.0%
Comcast Corp.
5.15%, 03/01/20	$645	$657,629
5.70%, 07/01/19	275	276,397
Discovery Communications LLC
2.20%, 09/20/19	315	314,033
2.75%, 11/15/19 (Call 10/15/19)	25	24,964
Time Warner Cable LLC, 5.00%, 02/01/20	640	648,864
TWDC Enterprises 18 Corp.
1.85%, 05/30/19	365	364,785
1.95%, 03/04/20	365	363,047
Warner Media LLC, 2.10%, 06/01/19	230	229,800

		2,879,519

Mining — 0.1%
Newmont Goldcorp Corp., 5.13%, 10/01/19	140	141,259

Oil & Gas — 5.5%
BP Capital Markets PLC
1.68%, 05/03/19	515	515,000
2.24%, 05/10/19	305	304,969
2.32%, 02/13/20	380	378,780
2.52%, 01/15/20	340	339,871
Cenovus Energy Inc., 5.70%, 10/15/19	129	130,315
Chevron Corp.
1.56%, 05/16/19(a)	470	469,807
1.96%, 03/03/20 (Call 02/03/20)	730	726,051
2.19%, 11/15/19 (Call 10/15/19)	440	439,133
Encana Corp., 6.50%, 05/15/19	250	250,323
EOG Resources Inc., 5.63%, 06/01/19	530	531,129
EQT Corp., 8.13%, 06/01/19	300	301,188
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	620	616,702
Husky Energy Inc., 7.25%, 12/15/19	165	169,255
Pioneer Natural Resources Co., 7.50%, 01/15/20	165	170,174
Shell International Finance BV
1.38%, 05/10/19	300	299,922
1.38%, 09/12/19	310	308,636
4.30%, 09/22/19	990	996,207
4.38%, 03/25/20(a)	640	649,984
Total Capital International SA, 2.10%, 06/19/19(a)	331	330,772

		7,928,218

Packaging & Containers — 0.1%
WestRock RKT LLC, 3.50%, 03/01/20	150	150,612

Pharmaceuticals — 5.2%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)(a)	950	950,152
AstraZeneca PLC, 1.95%, 09/18/19	290	288,939
Cardinal Health Inc., 1.95%, 06/14/19	575	574,402
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	490	489,392
3.13%, 03/09/20	795	796,193
Express Scripts Holding Co., 2.25%, 06/15/19	465	464,410
Express Scripts Inc., 7.25%, 06/15/19	25	25,110
Johnson & Johnson, 1.88%, 12/05/19	215	214,084
Mead Johnson Nutrition Co., 4.90%, 11/01/19	335	338,373
Merck & Co. Inc., 1.85%, 02/10/20	450	447,381
Mylan NV, 2.50%, 06/07/19	246	245,857
Novartis Capital Corp., 1.80%, 02/14/20	285	283,447
Pfizer Inc.
1.70%, 12/15/19	450	447,183
2.10%, 05/15/19	815	814,878

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	$1,075	$1,070,732

		7,450,533

Pipelines — 1.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.50%, 10/15/19 (Call 09/15/19)	100	100,815
Enable Midstream Partners LP, 2.40%, 05/15/19	90	89,979
Enbridge Energy Partners LP, 5.20%, 03/15/20	145	147,833
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	180	179,746
5.25%, 01/31/20	280	284,987
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	110	113,288
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	540	540,357
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	145	144,596
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	55	54,869
5.75%, 01/15/20	100	101,789
TransCanada PipeLines Ltd., 2.13%, 11/15/19	290	288,944
Williams Companies Inc. (The), 5.25%, 03/15/20	600	611,592

		2,658,795

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20 (Call 12/15/19)(a)	150	149,829
ERP Operating LP, 2.38%, 07/01/19 (Call 06/01/19)	225	224,878
HCP Inc., 2.63%, 02/01/20 (Call 11/01/19)	310	309,333
Office Properties Income Trust
3.60%, 02/01/20 (Call 01/01/20)(a)	110	110,229
3.75%, 08/15/19 (Call 07/15/19)	150	150,128
Senior Housing Properties Trust, 3.25%, 05/01/19	60	60,000

		1,004,397

Retail — 1.7%
AutoNation Inc., 5.50%, 02/01/20	185	188,197
Costco Wholesale Corp.
1.70%, 12/15/19(a)	350	347,980
1.75%, 02/15/20	290	288,028
Home Depot Inc. (The), 2.00%, 06/15/19 (Call 05/31/19)(a)	350	349,709
McDonald’s Corp., 1.88%, 05/29/19	175	174,900
Target Corp., 2.30%, 06/26/19	296	295,787
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	290	289,754
Walmart Inc., 1.75%, 10/09/19	540	538,105

		2,472,460

Semiconductors — 1.1%
Analog Devices Inc., 2.85%, 03/12/20	275	275,088
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	1,065	1,060,282
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)(a)	310	309,892

		1,645,262

Software — 2.9%
Adobe Inc., 4.75%, 02/01/20	310	314,765
CA Inc., 5.38%, 12/01/19	360	364,903
Microsoft Corp.
1.10%, 08/08/19	440	438,319
1.85%, 02/06/20	675	671,375
1.85%, 02/12/20 (Call 01/12/20)(a)	900	895,446
4.20%, 06/01/19	365	365,409

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
2.25%, 10/08/19	$590	$588,962
5.00%, 07/08/19	550	552,310

		4,191,489

Telecommunications — 2.7%
America Movil SAB de CV
5.00%, 10/16/19	300	302,919
5.00%, 03/30/20(a)	400	407,856
Cisco Systems Inc.
1.40%, 09/20/19(a)	225	223,947
4.45%, 01/15/20	1,165	1,179,924
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	325	326,856
Orange SA
1.63%, 11/03/19	415	412,576
5.38%, 07/08/19	355	356,661
Telefonica Emisiones SA, 5.88%, 07/15/19	320	321,894
Verizon Communications Inc., 2.63%, 02/21/20	385	385,216

		3,917,849

Transportation — 0.9%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	270	272,130
Canadian National Railway Co., 2.40%, 02/03/20	170	169,517
FedEx Corp., 2.30%, 02/01/20	250	249,067
Norfolk Southern Corp., 5.90%, 06/15/19	85	85,308
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	145	144,720
2.55%, 06/01/19 (Call 05/31/19)(a)	170	169,917
2.65%, 03/02/20 (Call 02/02/20)	180	179,615

		1,270,274

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	175	174,557

Total Corporate Bonds & Notes — 91.8% (Cost: $131,735,369)		131,586,861

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 2.2%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF(b)	128	$3,153,440

Total Investment Companies — 2.2% (Cost $3,047,085)		3,153,440

Short-Term Investments

Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(b)(c)(d)	11,462	11,467,047
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	8,406	8,405,900

		19,872,947

Total Short-Term Investments — 13.9% (Cost: $19,869,890)		19,872,947

Total Investments in Securities — 107.9% (Cost: $154,652,344)		154,613,248

Other Assets, Less Liabilities — (7.9)%		(11,275,012)

Net Assets — 100.0%		$143,338,236

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,100	1,362	(b)	—	11,462	$11,467,047	$14,822	(c)	$(353)		$2,248
BlackRock Cash Funds: Treasury, SL Agency Shares	2,815	5,591	(b)	—	8,406	8,405,900	56,502		—		—
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—		—	128	3,153,440	30,504		—		22,406
PNC Bank N.A.
1.45%, 07/29/19(d)	175	250		—	425	N/A	2,544		—		300
2.25%, 07/02/19(d)	250	—		—	250	N/A	2,391		—		1,695
2.40%, 10/18/19(d)	500	—		—	500	N/A	5,090		—		4,959
PNC Financial Services Group Inc. (The), 5.13%, 02/08/20(d)	510	250		—	760	N/A	7,564		—		3,928

						$23,026,387	$119,417		$(353)		$35,536

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF

Affiliates (continued)

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$131,586,861	$—	$131,586,861
Investment Companies	3,153,440	—	—	3,153,440
Money Market Funds	19,872,947	—	—	19,872,947

	$ 23,026,387	$131,586,861	$ —	$154,613,248

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$305	$311,036
WPP Finance 2010, 3.63%, 09/07/22(a)	100	100,771

		411,807

Aerospace & Defense — 1.5%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	100	98,829
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	100	100,970
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)(a)	250	247,523
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	275	274,862
United Technologies Corp., 3.10%, 06/01/22	460	462,926

		1,185,110

Agriculture — 1.9%
Altria Group Inc., 2.85%, 08/09/22	380	377,917
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	575	567,025
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	25	24,808
Philip Morris International Inc.
2.50%, 08/22/22	275	272,352
2.63%, 03/06/23	200	198,632

		1,440,734

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	50	49,751

Auto Manufacturers — 2.0%
American Honda Finance Corp., 2.60%, 11/16/22	25	24,909
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	194,426
4.25%, 09/20/22	200	202,640
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	75	74,421
3.25%, 01/05/23 (Call 12/05/22)	150	149,010
3.45%, 04/10/22 (Call 02/10/22)	385	386,783
Toyota Motor Credit Corp.
2.63%, 01/10/23	225	224,784
2.80%, 07/13/22	250	251,627

		1,508,600

Banks — 21.7%
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 11/09/22	250	247,830
Banco Santander SA
3.13%, 02/23/23	200	199,214
3.50%, 04/11/22	200	202,368
Bank of America Corp., 3.30%, 01/11/23	1,000	1,011,320
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)	475	472,273
Bank of New York Mellon Corp. (The), 2.95%, 01/29/23 (Call 12/29/22)	250	250,900
Bank of Nova Scotia (The), 2.45%, 09/19/22	275	273,647
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	200	200,130
BB&T Corp., 2.75%, 04/01/22 (Call 03/01/22)	215	215,133
BNP Paribas SA, 3.25%, 03/03/23	185	187,705
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	215	214,002
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)	250	247,535
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	150	148,749
2.75%, 04/25/22 (Call 03/25/22)	225	223,934
3.38%, 03/01/23(a)	150	152,031
4.05%, 07/30/22(a)	275	283,814
Cooperatieve Rabobank UA, 3.95%, 11/09/22	425	432,913
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	250	255,407
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	275	269,822

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	$100	$99,337
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	200	200,114
3.20%, 02/23/23 (Call 01/23/23)	50	50,068
3.63%, 01/22/23	850	866,889
JPMorgan Chase & Co.
2.97%, 01/15/23 (Call 01/15/22)	200	200,276
3.20%, 01/25/23	425	429,284
3.25%, 09/23/22	560	566,625
KeyBank N.A./Cleveland OH, 2.30%, 09/14/22	300	295,680
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	248,413
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	350	347,105
3.46%, 03/02/23	250	253,847
Mizuho Financial Group Inc., 2.60%, 09/11/22	200	197,928
Morgan Stanley
2.75%, 05/19/22	575	572,090
3.75%, 02/25/23	700	718,501
4.88%, 11/01/22	460	486,266
MUFG Americas Holdings Corp., 3.50%, 06/18/22	100	101,254
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	250,713
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	275	273,454
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	175	174,767
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	250	248,610
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	375	401,239
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	300	300,255
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	200,510
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	250	252,788
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	249,428
2.78%, 10/18/22	250	248,920
3.10%, 01/17/23	275	276,455
SunTrust Bank/Atlanta GA, 2.45%, 08/01/22 (Call 07/01/22)	350	345,866
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	250	248,095
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	275	276,389
Wells Fargo & Co.
2.63%, 07/22/22	775	768,219
3.07%, 01/24/23 (Call 01/24/22)	510	510,189
Series M, 3.45%, 02/13/23	325	328,503
Westpac Banking Corp.
2.50%, 06/28/22	275	272,374
2.75%, 01/11/23	100	99,368

		16,848,546

Beverages — 2.8%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	944	956,140
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	250	247,653
Diageo Investment Corp., 2.88%, 05/11/22	300	302,037
Molson Coors Brewing Co., 3.50%, 05/01/22	100	101,467
PepsiCo Inc.
2.75%, 03/01/23	310	311,556
3.10%, 07/17/22 (Call 05/17/22)	225	228,699

		2,147,552

Biotechnology — 2.0%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	75	74,583
3.63%, 05/15/22 (Call 02/15/22)	399	408,775

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 3.63%, 09/15/22	$217	$221,709
Celgene Corp.
3.25%, 08/15/22	292	294,327
3.25%, 02/20/23 (Call 01/20/23)	25	25,174
3.55%, 08/15/22	317	322,655
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	228,492

		1,575,715

Building Materials — 0.1%
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	95	97,582

Chemicals — 1.7%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	104,683
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	287	287,390
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	165	168,011
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	50	52,637
NewMarket Corp., 4.10%, 12/15/22	100	103,491
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	125	125,298
Praxair Inc., 2.20%, 08/15/22 (Call 05/15/22)	170	167,763
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	325	322,816

		1,332,089

Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	79,493
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	165	162,952
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	75	75,275
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	147,950
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	100	100,924
Verisk Analytics Inc., 4.13%, 09/12/22	55	56,979

		623,573

Computers — 2.3%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	117	116,126
2.70%, 05/13/22	450	451,863
2.85%, 02/23/23 (Call 12/23/22)	360	362,473
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	194	202,690
HP Inc., 4.05%, 09/15/22	100	103,477
IBM Credit LLC, 3.00%, 02/06/23	100	100,502
International Business Machines Corp., 1.88%, 08/01/22	450	437,724

		1,774,855

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	275	269,844
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	151,860

		421,704

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	225	225,286
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)(a)	284	278,703
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	300	296,682
2.65%, 12/02/22	460	457,208
3.40%, 02/27/23 (Call 01/27/23)	125	127,124
Capital One Bank USA N.A., 3.38%, 02/15/23	325	325,244
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	50	50,167
CME Group Inc., 3.00%, 09/15/22	185	187,185
Discover Financial Services, 3.85%, 11/21/22	300	307,566
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	25	24,655
International Lease Finance Corp., 5.88%, 08/15/22	150	161,554
Invesco Finance PLC, 3.13%, 11/30/22	100	100,564
Jefferies Group LLC, 5.13%, 01/20/23(a)	135	142,904

Security	Par (000)	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)(a)	$150	$149,557
ORIX Corp., 2.90%, 07/18/22	125	124,665
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	285	286,964
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	485	488,157

		3,734,185

Electric — 4.0%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	109,972
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	160	159,992
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	45	44,184
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	130	130,672
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	125	123,760
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	125	126,146
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)	295	296,985
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	175,637
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	25	23,837
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	160	164,842
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	25	25,324
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	400	414,236
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	160	166,538
Georgia Power Co., 2.85%, 05/15/22	199	198,162
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	100	101,382
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	130	134,931
7.00%, 09/01/22	125	141,316
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	175	177,053
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	201	214,284
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	75	75,757
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	129,788

		3,134,798

Electronics — 0.6%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	100	100,724
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	150	151,614
Avnet Inc., 4.88%, 12/01/22	25	26,289
Flex Ltd., 5.00%, 02/15/23	100	103,968
Jabil Inc., 4.70%, 09/15/22	50	51,579

		434,174

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	120	122,473
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	96	96,325

		218,798

Food — 1.7%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	175	177,296
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	164	165,104
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	100	103,566
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	25	24,732
Kraft Heinz Foods Co.
3.50%, 06/06/22	375	379,639
3.50%, 07/15/22 (Call 05/15/22)	100	101,108
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	150	149,338
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	217	226,556

		1,327,339

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	118	118,496

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products — 1.3%
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	$300	$299,085
Boston Scientific Corp., 3.38%, 05/15/22	100	101,366
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	144	146,418
Thermo Fisher Scientific Inc., 3.15%, 01/15/23 (Call 10/15/22)	170	171,181
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	250	250,770

		968,820

Health Care – Services — 1.7%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	150	148,086
Anthem Inc., 3.30%, 01/15/23	450	453,456
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	25	24,820
3.15%, 12/01/22 (Call 09/01/22)	160	160,352
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	110	112,290
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	149,740
2.88%, 03/15/23	300	300,807

		1,349,551

Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	185	190,102

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	125,034
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	125	126,347

		251,381

Insurance — 2.6%
American International Group Inc., 4.88%, 06/01/22	375	395,663
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	225	228,278
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	350	351,267
3.00%, 02/11/23	125	126,995
Chubb INA Holdings Inc.
2.70%, 03/13/23	175	174,193
2.88%, 11/03/22 (Call 09/03/22)	125	125,841
Fidelity National Financial Inc., 5.50%, 09/01/22	75	80,822
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	225	239,321
MetLife Inc., Series N, 3.05%, 12/15/22	190	192,972
Primerica Inc., 4.75%, 07/15/22	100	105,078

		2,020,430

Internet — 1.3%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	25	24,758
2.50%, 11/29/22 (Call 08/29/22)	384	383,178
Baidu Inc., 3.50%, 11/28/22	200	201,864
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	355	351,504
2.75%, 01/30/23 (Call 12/30/22)	25	24,765

		986,069

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	110	114,489

Machinery — 1.8%
ABB Finance USA Inc., 2.88%, 05/08/22	250	251,415
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	300	299,238
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	275	274,915
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	175	175,766

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
2.15%, 09/08/22	$25	$24,555
2.80%, 01/27/23	50	50,057
2.80%, 03/06/23	275	275,418
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	25	25,123

		1,376,487

Manufacturing — 1.7%
3M Co., 2.00%, 06/26/22	295	290,005
Eaton Corp., 2.75%, 11/02/22	258	257,683
General Electric Co.
2.70%, 10/09/22	275	271,659
3.10%, 01/09/23	225	224,197
3.15%, 09/07/22	242	242,089

		1,285,633

Media — 3.1%
CBS Corp., 2.50%, 02/15/23 (Call 01/15/23)(a)	50	48,921
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	550	570,267
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	210	257,061
Comcast Corp.
2.85%, 01/15/23	25	25,086
3.13%, 07/15/22	299	302,998
Discovery Communications LLC, 3.30%, 05/15/22	189	190,629
NBCUniversal Media LLC, 2.88%, 01/15/23	250	250,857
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	175	204,610
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	252	250,130
Walt Disney Co. (The), 3.00%, 09/15/22(c)	175	176,458
Warner Media LLC, 3.40%, 06/15/22	140	142,209

		2,419,226

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	250	248,468

Mining — 0.3%
Newmont Goldcorp Corp., 3.70%, 03/15/23 (Call 12/15/22)(c)	170	173,512
Southern Copper Corp., 3.50%, 11/08/22	75	75,830

		249,342

Oil & Gas — 5.0%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	37	36,196
3.25%, 04/15/22 (Call 01/15/22)	177	178,264
BP Capital Markets America Inc., 3.25%, 05/06/22	155	157,282
BP Capital Markets PLC, 2.50%, 11/06/22	450	445,950
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	175	173,547
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	350	346,206
Devon Energy Corp., 3.25%, 05/15/22 (Call 02/15/22)	175	176,137
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	225	223,981
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	125	122,739
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	275	276,169
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	100	102,450
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	170	168,375
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	125	124,012
2.70%, 02/15/23 (Call 11/15/22)	175	172,473
Phillips 66, 4.30%, 04/01/22	383	399,147
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	130	134,072

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.25%, 01/06/23	$25	$24,606
2.38%, 08/21/22	367	364,277
Total Capital International SA, 2.70%, 01/25/23	275	275,162

		3,901,045

Oil & Gas Services — 0.4%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	240	235,591
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	75	75,456

		311,047

Packaging & Containers — 0.2%
Packaging Corp. of America, 3.90%, 06/15/22 (Call 03/15/22)	100	102,505
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	76,763

		179,268

Pharmaceuticals — 6.3%
AbbVie Inc.
2.90%, 11/06/22	525	523,861
3.20%, 11/06/22 (Call 09/06/22)	150	151,325
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	395	394,332
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	24,696
Bristol-Myers Squibb Co., 2.00%, 08/01/22	224	218,967
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	175	172,239
3.20%, 03/15/23(a)	100	99,747
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	385	379,144
3.50%, 07/20/22 (Call 05/20/22)	325	329,069
3.70%, 03/09/23 (Call 02/09/23)	800	811,048
Express Scripts Holding Co., 3.05%, 11/30/22 (Call 10/31/22)	100	99,811
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	235	235,075
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	325	326,085
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	175	172,907
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	292	291,089
Novartis Capital Corp., 2.40%, 09/21/22	425	422,084
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	250	252,145

		4,903,624

Pipelines — 2.9%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	99,688
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	125	125,785
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	100	105,279
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	260	263,458
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	200	202,070
3.95%, 09/01/22 (Call 06/01/22)	250	257,272
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)	125	125,818
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	135	136,064
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	130	127,576
3.65%, 06/01/22 (Call 03/01/22)	150	151,498
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	100	100,146
TransCanada PipeLines Ltd., 2.50%, 08/01/22	249	245,805
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	125	127,564
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	179	180,416

		2,248,439

Security	Par (000)	Value

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	$75	$78,374
American Tower Corp., 3.50%, 01/31/23	195	197,995
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	200	206,048
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)	165	167,368
Crown Castle International Corp., 5.25%, 01/15/23	400	429,460
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)(a)	100	98,001
3.63%, 10/01/22 (Call 07/03/22)	200	202,620
3.95%, 07/01/22 (Call 05/01/22)	25	25,670
Duke Realty LP, 3.88%, 10/15/22 (Call 07/15/22)	100	102,723
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	25	26,618
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	100,337
4.00%, 12/01/22 (Call 10/01/22)	150	154,506
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	25	24,754
Hospitality Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	100	103,954
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	104,774
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	75	76,546
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	100	100,831
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	75	77,309
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	175	177,618
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	100	102,042
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)	195	195,150
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	245	246,764
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	90	90,409
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	100	102,568

		3,192,439

Retail — 2.5%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	200	204,042
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	320	320,442
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	100	99,475
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	225	226,849
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)	125	121,669
QVC Inc.
4.38%, 03/15/23	195	196,788
5.13%, 07/02/22	100	104,363
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	125	126,160
Walgreen Co., 3.10%, 09/15/22	255	255,112
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	315	312,253

		1,967,153

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	100	101,356

Semiconductors — 1.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	175	170,200
Intel Corp., 2.70%, 12/15/22	475	476,510
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	75,367
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	100	99,156
3.00%, 05/20/22	480	483,346
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	96	94,085

		1,398,664

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.1%
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	$120	$122,214
Microsoft Corp.
2.13%, 11/15/22	150	148,292
2.65%, 11/03/22 (Call 09/03/22)	150	150,822
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	509	506,170
2.50%, 10/15/22	470	466,879
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	250	248,752

		1,643,129

Telecommunications — 2.9%
America Movil SAB de CV, 3.13%, 07/16/22	225	226,143
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	241	239,041
3.00%, 06/30/22 (Call 04/30/22)	310	311,082
3.60%, 02/17/23 (Call 12/17/22)	275	281,182
Cisco Systems Inc., 2.60%, 02/28/23	175	175,427
Motorola Solutions Inc.
3.50%, 03/01/23	95	95,500
3.75%, 05/15/22	144	147,292
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	125,274
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	215	213,235
Vodafone Group PLC
2.50%, 09/26/22(a)	110	109,049
2.95%, 02/19/23	335	334,243

		2,257,468

Textiles — 0.2%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	160	164,472

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	170	171,533
3.05%, 09/01/22 (Call 06/01/22)	125	126,375
FedEx Corp., 2.63%, 08/01/22	146	144,887
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	150	150,347
3.00%, 04/01/22 (Call 01/01/22)	125	125,710
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	50	50,446
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	120,379
4.16%, 07/15/22 (Call 04/15/22)	200	207,850
United Parcel Service Inc., 2.45%, 10/01/22	376	373,977

		1,471,504

Total Corporate Bonds & Notes — 94.8% (Cost: $73,399,389)		73,585,014

Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 4.0%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(d)	129	$3,113,415

Total Investment Companies — 4.0% (Cost $2,974,253)		3,113,415

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	1,551	1,551,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	270	270,202

		1,821,834

Total Short-Term Investments — 2.4% (Cost: $1,821,267)		1,821,834

Total Investments in Securities — 101.2% (Cost: $78,194,909)		78,520,263

Other Assets, Less Liabilities — (1.2)%		(921,824)

Net Assets — 100.0%		$77,598,439

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,890	—	(339	)(b)	1,551	$1,551,632	$4,844	(c)	$478		$364
BlackRock Cash Funds: Treasury, SL Agency Shares	332	—	(62	)(b)	270	270,202	4,679		—		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—	—		129	3,113,415	42,958		—		85,140
PNC Bank N.A., 2.70%, 11/01/22(d)	250	25	—		275	N/A	3,626		—		8,690
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(d)	175	—	—		175	N/A	2,588		—		4,915

						$4,935,249	$58,695		$478		$99,109

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$73,585,014	$—	$73,585,014
Investment Companies	3,113,415	—	—	3,113,415
Money Market Funds	1,821,834	—	—	1,821,834

	$ 4,935,249	$73,585,014	$ —	$78,520,263

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$84,639,589	$24,861,353	$131,586,861	$73,585,014
Affiliated(c)	7,653,477	1,166,483	23,026,387	4,935,249
Cash	—	—	6,850	—
Receivables:
Securities lending income — Affiliated	1,202	250	2,312	571
Dividends	16,058	600	22,002	392
Interest	639,926	200,382	1,091,407	633,003

Total assets	92,950,252	26,229,068	155,735,819	79,154,229

LIABILITIES
Collateral on securities loaned, at value	4,617,655	889,878	11,463,743	1,549,702
Payables:
Investments purchased	—	—	923,098	—
Investment advisory fees	6,685	2,096	10,742	6,088

Total liabilities	4,624,340	891,974	12,397,583	1,555,790

NET ASSETS	$88,325,912	$25,337,094	$143,338,236	$77,598,439

NET ASSETS CONSIST OF:
Paid-in capital	$89,522,848	$26,254,442	$143,365,774	$77,752,402
Accumulated loss	(1,196,936)	(917,348)	(27,538)	(153,963)

NET ASSETS	$88,325,912	$25,337,094	$143,338,236	$77,598,439

Shares outstanding	3,600,000	1,050,000	5,500,000	2,950,000

Net asset value	$24.53	$24.13	$26.06	$26.30

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$4,542,398	$862,499	$10,273,468	$1,505,563
(b) Investments, at cost — Unaffiliated	$84,874,660	$24,869,584	$131,735,369	$73,399,389
(c) Investments, at cost — Affiliated	$7,651,994	$1,166,195	$22,916,975	$4,795,520

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2019

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ETF	iShares iBonds Mar 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$47,483	$4,126	$87,006	$47,637
Interest — Unaffiliated	817,715	550,899	1,474,927	940,530
Interest — Affiliated	—	—	17,589	6,214
Securities lending income — Affiliated — net	8,662	3,533	14,822	4,844
Other income — Unaffiliated	94	—	—	—

Total investment income	873,954	558,558	1,594,344	999,225

EXPENSES
Investment advisory fees	42,678	19,243	65,638	32,718

Total expenses	42,678	19,243	65,638	32,718

Less:
Investment advisory fees waived	(1,782)	(161)	(3,668)	(1,699)

Total expenses after fees waived	40,896	19,082	61,970	31,019

Net investment income	833,058	539,476	1,532,374	968,206

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(67,861)	(86,202)	(18,780)	(44,703)
Investments — Affiliated	(82)	788	(353)	478
In-kind redemptions — Unaffiliated	(19,760)	42,726	—	—

Net realized loss	(87,703)	(42,688)	(19,133)	(44,225)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	676,878	1,219,824	735,457	1,950,914
Investments — Affiliated	909	(41)	35,536	99,109

Net change in unrealized appreciation (depreciation)	677,787	1,219,783	770,993	2,050,023

Net realized and unrealized gain	590,084	1,177,095	751,860	2,005,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,423,142	$1,716,571	$2,284,234	$2,974,004

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF		iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$833,058	$1,732,858	$539,476	$1,254,704
Net realized loss	(87,703)	(67,145)	(42,688)	(49,237)
Net change in unrealized appreciation (depreciation)	677,787	(926,930)	1,219,783	(1,927,488)

Net increase (decrease) in net assets resulting from operations	1,423,142	738,783	1,716,571	(722,021)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(839,392)	(1,723,970)	(558,227)	(1,252,194)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	17,703	(6,092,784)	(20,356,373)	(1,206,767)

NET ASSETS
Total increase (decrease) in net assets	601,453	(7,077,971)	(19,198,029)	(3,180,982)
Beginning of period	87,724,459	94,802,430	44,535,123	47,716,105

End of period	$88,325,912	$87,724,459	$25,337,094	$44,535,123

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Mar 2020 Term Corporate ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,532,374	$2,398,359	$968,206	$2,293,022
Net realized loss	(19,133)	(26,491)	(44,225)	(207,358)
Net change in unrealized appreciation (depreciation)	770,993	(1,171,559)	2,050,023	(3,305,917)

Net increase (decrease) in net assets resulting from operations	2,284,234	1,200,309	2,974,004	(1,220,253)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,512,144)	(2,331,279)	(977,641)	(2,332,562)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	16,895,099	33,754,391	15,606,635	(24,415,101)

NET ASSETS
Total increase (decrease) in net assets	17,667,189	32,623,421	17,602,998	(27,967,916)
Beginning of period	125,671,047	93,047,626	59,995,441	87,963,357

End of period	$143,338,236	$125,671,047	$77,598,439	$59,995,441

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)	Year Ended 10/31/14 (a)

Net asset value, beginning of period	$24.37		$24.62	$24.80	$24.56	$24.55	$24.12

Net investment income(b)	0.24		0.46	0.46	0.50	0.53	0.52
Net realized and unrealized gain (loss)(c)	0.16		(0.26)	(0.19)	0.25	0.02	0.42

Net increase from investment operations	0.40		0.20	0.27	0.75	0.55	0.94

Distributions(d)
From net investment income	(0.24)		(0.45)	(0.45)	(0.51)	(0.54)	(0.51)

Total distributions	(0.24)		(0.45)	(0.45)	(0.51)	(0.54)	(0.51)

Net asset value, end of period	$24.53		$24.37	$24.62	$24.80	$24.56	$24.55

Total Return
Based on net asset value	1.64	%(e)	0.84%	1.12%	3.09%	2.23%	3.96%

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.95	%(f)	1.87%	1.86%	2.04%	2.17%	2.13%

Supplemental Data
Net assets, end of period (000)	$88,326		$87,724	$94,802	$85,570	$58,951	$54,015

Portfolio turnover rate(g)	3	%(e)	5%	11%	8%	35%	43%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)	Year Ended 10/31/14 (a)

Net asset value, beginning of period	$23.44		$24.47	$24.80	$24.01	$24.02	$23.33

Net investment income(b)	0.33		0.66	0.66	0.68	0.69	0.68
Net realized and unrealized gain (loss)(c)	0.69		(1.04)	(0.33)	0.79	(0.01)	0.68

Net increase (decrease) from investment operations	1.02		(0.38)	0.33	1.47	0.68	1.36

Distributions(d)
From net investment income	(0.33)		(0.65)	(0.66)	(0.68)	(0.69)	(0.67)

Total distributions	(0.33)		(0.65)	(0.66)	(0.68)	(0.69)	(0.67)

Net asset value, end of period	$24.13		$23.44	$24.47	$24.80	$24.01	$24.02

Total Return
Based on net asset value	4.40	%(e)	(1.54)%	1.37%	6.24%	2.86%	5.93%

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.80	%(f)	2.76%	2.72%	2.77%	2.86%	2.86%

Supplemental Data
Net assets, end of period (000)	$25,337		$44,535	$47,716	$42,157	$38,411	$52,843

Portfolio turnover rate(g)	5	%(e)	5%	10%	12%	17%	8%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2020 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)	Year Ended 10/31/14 (a)

Net asset value, beginning of period	$25.91		$26.21	$26.36	$26.06	$26.08	$25.65

Net investment income(b)	0.30		0.56	0.55	0.58	0.61	0.70
Net realized and unrealized gain (loss)(c)	0.15		(0.31)	(0.15)	0.30	(0.01)	0.41

Net increase from investment operations	0.45		0.25	0.40	0.88	0.60	1.11

Distributions(d)
From net investment income	(0.30)		(0.55)	(0.55)	(0.58)	(0.62)	(0.68)

Total distributions	(0.30)		(0.55)	(0.55)	(0.58)	(0.62)	(0.68)

Net asset value, end of period	$26.06		$25.91	$26.21	$26.36	$26.06	$26.08

Total Return
Based on net asset value	1.75	%(e)	0.97%	1.54%	3.46%	2.30%	4.36%

Ratios to Average Net Assets
Total expenses(f)	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived(f)	0.09	%(g)	0.10%	0.10%	0.09%	0.09%	0.08%

Net investment income	2.33	%(g)	2.15%	2.11%	2.23%	2.33%	2.70%

Supplemental Data
Net assets, end of period (000)	$143,338		$125,671	$93,048	$96,219	$78,167	$26,076

Portfolio turnover rate(h)(i)	4	%(e)	5%	7%	9%	3%	9%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16 (a)	Year Ended 10/31/15 (a)	Year Ended 10/31/14 (a)

Net asset value, beginning of period	$25.53		$26.66	$26.90	$25.91	$26.18	$25.36

Net investment income(b)	0.38		0.76	0.77	0.79	0.81	0.87
Net realized and unrealized gain (loss)(c)	0.78		(1.12)	(0.25)	0.99	(0.27)	0.80

Net increase (decrease) from investment operations	1.16		(0.36)	0.52	1.78	0.54	1.67

Distributions(d)
From net investment income	(0.39)		(0.77)	(0.76)	(0.79)	(0.81)	(0.85)

Total distributions	(0.39)		(0.77)	(0.76)	(0.79)	(0.81)	(0.85)

Net asset value, end of period	$26.30		$25.53	$26.66	$26.90	$25.91	$26.18

Total Return
Based on net asset value	4.58	%(e)	(1.37)%	2.01%	6.99%	2.07%	6.68%

Ratios to Average Net Assets
Total expenses(f)	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived(f)	0.09	%(g)	0.10%	0.10%	0.09%	0.09%	0.08%

Net investment income	2.96	%(g)	2.95%	2.92%	3.01%	3.11%	3.36%

Supplemental Data
Net assets, end of period (000)	$77,598		$59,995	$87,963	$82,041	$62,186	$26,178

Portfolio turnover rate(h)(i)	2	%(e)	3%	12%	6%	6%	3%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2020 Term Corporate ex-Financials	Diversified
iBonds Mar 2023 Term Corporate ex-Financials	Diversified
iBonds Mar 2020 Term Corporate	Diversified
iBonds Mar 2023 Term Corporate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBonds Mar 2020 Term Corporate ex-Financials
HSBC Securities (USA) Inc.	$99,455	$99,455		$—	$—
JPMorgan Securities LLC	1,044,966	1,044,966		—	—
Merrill Lynch, Pierce, Fenner & Smith	524,224	480,539		—	(43,685	)(b)
Morgan Stanley & Co. LLC	1,612,951	1,612,951		—	—
RBC Capital Markets LLC	280,215	280,215		—	—
Wells Fargo Securities LLC	980,587	980,587		—	—

	$4,542,398	$4,498,713		$—	$(43,685)

iBonds Mar 2023 Term Corporate ex-Financials
Barclays Bank PLC	$59,848	$59,848		$—	$—
JPMorgan Securities LLC	111,769	111,769		—	—
Merrill Lynch, Pierce, Fenner & Smith	272,828	272,828		—	—
Morgan Stanley & Co. LLC	377,414	377,414		—	—
Wells Fargo Securities LLC	40,640	40,640		—	—

	$862,499	$862,499		$—	$—

iBonds Mar 2020 Term Corporate
BNP Paribas Prime Brokerage International Ltd.	$1,018,619	$1,018,619		$—	$—
BNP Paribas Securities Corp.	278,623	278,623		—	—
Deutsche Bank Securities Inc.	104,709	104,709		—	—
Goldman Sachs & Co.	303,926	303,926		—	—
JPMorgan Securities LLC	770,985	770,985		—	—
Morgan Stanley & Co. LLC	5,269,467	5,269,467		—	—
Wells Fargo Securities LLC	2,527,139	2,527,139		—	—

	$10,273,468	$10,273,468		$—	$—

iBonds Mar 2023 Term Corporate
Barclays Bank PLC	$88,775	$88,775		$—	$—
Goldman Sachs & Co.	268,670	268,670		—	—
Jefferies LLC	142,904	142,904		—	—
JPMorgan Securities LLC	627,225	627,225		—	—
Merrill Lynch, Pierce, Fenner & Smith	239,394	239,394		—	—
Morgan Stanley & Co. LLC	138,595	138,595		—	—

	$1,505,563	$1,505,563		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Mar 2020 Term Corporate ex-Financials	$2,944
iBonds Mar 2023 Term Corporate ex-Financials	1,182
iBonds Mar 2020 Term Corporate	5,063
iBonds Mar 2023 Term Corporate	1,585

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2020 Term Corporate ex-Financials	$2,152,657	$13,072,105
iBonds Mar 2023 Term Corporate ex-Financials	1,931,361	2,162,642
iBonds Mar 2020 Term Corporate	5,133,401	15,271,459
iBonds Mar 2023 Term Corporate	1,542,877	1,489,856

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2020 Term Corporate ex-Financials	$2,326,229	$2,354,184
iBonds Mar 2023 Term Corporate ex-Financials	—	19,991,676
iBonds Mar 2020 Term Corporate	8,967,436	—
iBonds Mar 2023 Term Corporate	15,346,089	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Mar 2020 Term Corporate ex-Financials	$979,818
iBonds Mar 2023 Term Corporate ex-Financials	952,131
iBonds Mar 2020 Term Corporate	215,956
iBonds Mar 2023 Term Corporate	590,358

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2020 Term Corporate ex-Financials	$92,554,639	$7,991	$(269,564)	$(261,573)
iBonds Mar 2023 Term Corporate ex-Financials	26,039,798	109,259	(121,221)	(11,962)
iBonds Mar 2020 Term Corporate	154,652,344	143,046	(182,142)	(39,096)
iBonds Mar 2023 Term Corporate	78,196,414	518,133	(194,284)	323,849

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates

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Notes to Financial Statements (unaudited) (continued)

manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount

iBonds Mar 2020 Term Corporate ex-Financials
Shares sold	100,000	$2,451,073	—	$—
Shares redeemed	(100,000)	(2,433,370)	(250,000)	(6,092,784)

Net increase(decrease)	—	$17,703	(250,000)	$(6,092,784)

iBonds Mar 2023 Term Corporate ex-Financials
Shares redeemed	(850,000)	(20,356,373)	(50,000)	(1,206,767)

iBonds Mar 2020 Term Corporate
Shares sold	650,000	$16,895,099	1,400,000	$36,355,700
Shares redeemed	—	—	(100,000)	(2,601,309)

Net increase	650,000	$16,895,099	1,300,000	$33,754,391

iBonds Mar 2023 Term Corporate
Shares sold	600,000	$15,606,635	50,000	$1,330,147
Shares redeemed	—	—	(1,000,000)	(25,745,248)

Net increase(decrease)	600,000	$15,606,635	(950,000)	$(24,415,101)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Mar 2020 Term Corporate ex-Financials(a)	$0.232789	$—	$0.004777	$0.237566	98%	—%	2%	100%
iBonds Mar 2023 Term Corporate ex-Financials	0.333008	—	—	0.333008	100	—	—	100
iBonds Mar 2020 Term Corporate(a)	0.294006	—	0.005819	0.299825	98	—	2	100
iBonds Mar 2023 Term Corporate(a)	0.379121	—	0.008291	0.387412	98	—	2	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	45

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares iBonds Dec 2019 Term Corporate ETF | IBDK | NYSE Arca
▶	iShares iBonds Dec 2020 Term Corporate ETF | IBDL | NYSE Arca
▶	iShares iBonds Dec 2021 Term Corporate ETF | IBDM | NYSE Arca
▶	iShares iBonds Dec 2022 Term Corporate ETF | IBDN | NYSE Arca
▶	iShares iBonds Dec 2023 Term Corporate ETF | IBDO | NYSE Arca
▶	iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca
▶	iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
▶	iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
▶	iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
▶	iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2019 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2019, as represented by the Bloomberg Barclays December 2019 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.50%	2.75%	2.07%	2.75%	8.85%
Fund Market	1.33	2.58	2.04	2.58	8.74
Index	1.36	2.68	2.16	2.68	9.26

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.00	$0.40		$1,000.00	$1,024.40	$0.40		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.1%
Aa	14.8
A	24.1
Baa	18.5
Ba	0.8
Not Rated	0.8
Short-Term and Other Assets	39.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Wells Fargo Bank N.A., 2.15%, 12/06/19	0.8%
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	0.7
Morgan Stanley, 2.38%, 07/23/19	0.7
Morgan Stanley, 5.63%, 09/23/19	0.7
Credit Suisse AG/New York NY, 2.30%, 05/28/19	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2020, as represented by the Bloomberg Barclays December 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.29%	3.40%	2.45%	3.40%	11.29%
Fund Market	2.33	3.44	2.47	3.44	11.38
Index	2.35	3.52	2.59	3.52	11.95

The inception date of the Fund was 12/2/14. The first day of secondary market trading was 12/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,022.90	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.5%
Aa	15.8
A	39.8
Baa	38.1
Ba	2.1
Not Rated	0.9
Short-Term and Other Assets	1.8

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1.3%
CVS Health Corp., 2.80%, 07/20/20	0.7
AbbVie Inc., 2.50%, 05/14/20	0.7
Visa Inc., 2.20%, 12/14/20	0.7
Wells Fargo & Co., 2.60%, 07/22/20	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2021 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Bloomberg Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.26%	4.21%	2.45%	4.21%	10.53%
Fund Market	3.25	4.24	2.48	4.24	10.66
Index	3.31	4.33	2.59	4.33	11.17

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,032.60	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.6%
Aa	16.1
A	39.9
Baa	38.6
Ba	1.6
Not Rated	1.0
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Dell International LLC/EMC Corp., 4.42%, 06/15/21	0.8%
Oracle Corp., 1.90%, 09/15/21	0.7
Morgan Stanley, 5.50%, 07/28/21	0.7
Goldman Sachs Group Inc. (The), 5.25%, 07/27/21	0.7
Citigroup Inc., 2.70%, 03/30/21	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.35%	5.29%	2.90%	5.29%	12.58%
Fund Market	4.39	5.41	2.94	5.41	12.74
Index	4.43	5.42	3.03	5.42	13.13

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,043.50	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.7%
Aa	9.8
A	36.7
Baa	45.9
Ba	2.9
Not Rated	1.9
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Goldman Sachs Group Inc. (The), 5.75%, 01/24/22	0.9%
Goldman Sachs Group Inc. (The), 3.00%, 04/26/22	0.8
JPMorgan Chase & Co., 4.50%, 01/24/22	0.8
Morgan Stanley, 2.75%, 05/19/22	0.8
Wells Fargo & Co., 2.63%, 07/22/22	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.16%	6.01%	3.18%	6.01%	13.82%
Fund Market	5.32	5.95	3.21	5.95	13.98
Index	5.19	6.08	3.22	6.08	14.00

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,051.60	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.9%
Aa	10.1
A	34.9
Baa	48.4
Ba	2.0
Not Rated	1.4
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
CVS Health Corp., 3.70%, 03/09/23	1.2%
Apple Inc., 2.40%, 05/03/23	1.2
Bank of America Corp., 3.30%, 01/11/23	1.1
Wells Fargo & Co., 3.07%, 01/24/23	1.0
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.06%	6.90%	3.31%	6.90%	14.44%
Fund Market	6.04	6.93	3.34	6.93	14.55
Index	6.11	6.99	3.50	6.99	15.29

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.60	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.1%
Aa	7.4
A	37.9
Baa	47.1
Ba	3.7
Not Rated	1.5
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Bank of America Corp., 4.20%, 08/26/24	1.0%
Morgan Stanley, 3.70%, 10/23/24	1.0
Apple Inc., 3.45%, 05/06/24	0.9
Morgan Stanley, Series F, 3.88%, 04/29/24	0.9
Goldman Sachs Group Inc. (The), 4.00%, 03/03/24	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.18%	7.68%	3.47%	7.68%	15.16%
Fund Market	7.16	7.80	3.49	7.80	15.27
Index	7.17	7.71	3.58	7.71	15.67

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,071.80	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.3%
Aa	6.0
A	31.1
Baa	54.3
Ba	3.4
Not Rated	1.4
Short-Term and Other Assets	1.5

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
AT&T Inc., 3.40%, 05/15/25	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	1.3
CVS Health Corp., 4.10%, 03/25/25	1.2
Visa Inc., 3.15%, 12/14/25	1.2
Medtronic Inc., 3.50%, 03/15/25	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg Barclays December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.52%	7.76%	2.45%	7.76%	6.59%
Fund Market	7.73	7.97	2.56	7.97	6.87
Index	7.58	7.79	2.59	7.79	6.95

The inception date of the Fund was 9/13/16. The first day of secondary market trading was 9/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,075.20	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.2%
Aa	6.6
A	37.0
Baa	49.6
Ba	2.5
Not Rated	0.8
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Dell International LLC/EMC Corp., 6.02%, 06/15/26	1.3%
Microsoft Corp., 2.40%, 08/08/26	1.2
Apple Inc., 3.25%, 02/23/26	1.0
JPMorgan Chase & Co., 3.30%, 04/01/26	1.0
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg Barclays December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.80%	7.83%	2.59%	7.83%	4.26%
Fund Market	7.87	8.04	2.73	8.04	4.50
Index	7.87	7.85	2.65	7.85	4.37

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,078.00	$0.52		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.1%
Aa	5.2
A	33.9
Baa	52.5
Ba	2.5
Not Rated	2.4
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 .	1.8%
Microsoft Corp., 3.30%, 02/06/27	1.7
Citigroup Inc., 4.45%, 09/29/27	1.6
Verizon Communications Inc., 4.13%, 03/16/27	1.4
BAT Capital Corp., 3.56%, 08/15/27	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg Barclays December 2028 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	8.21%	7.22%
Fund Market	7.96	7.53
Index	8.25	7.17

The inception date of the Fund was 9/18/18. The first day of secondary market trading was 9/20/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,082.10	$0.52		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.7%
Aa	4.8
A	25.6
Baa	61.0
Ba	4.8
Not Rated	1.7
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	3.0%
Verizon Communications Inc., 4.33%, 09/21/28	1.7
Cigna Corp., 4.38%, 10/15/28	1.6
United Technologies Corp., 4.13%, 11/16/28	1.4
Comcast Corp., 4.15%, 10/15/28	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	15

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc., 6.25%, 07/15/19	$889	$894,814

Aerospace & Defense — 0.9%
Boeing Capital Corp., 4.70%, 10/27/19	957	965,173
Lockheed Martin Corp., 4.25%, 11/15/19	1,893	1,907,728
Northrop Grumman Corp., 5.05%, 08/01/19(a)	1,125	1,131,547
Rockwell Collins Inc.
1.95%, 07/15/19	982	980,370
5.25%, 07/15/19(a)	407	408,945
United Technologies Corp., 1.50%, 11/01/19	1,534	1,524,290

		6,918,053

Agriculture — 0.6%
Altria Group Inc., 9.25%, 08/06/19	2,268	2,305,445
Philip Morris International Inc., 1.88%, 11/01/19	1,163	1,158,208
Reynolds American Inc., 8.13%, 06/23/19(a)	974	980,721

		4,444,374

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19(a)	313	319,211
Southwest Airlines Co., 2.75%, 11/06/19 (Call 10/06/19)(a)	824	823,357

		1,142,568

Auto Manufacturers — 3.0%
American Honda Finance Corp.
1.20%, 07/12/19	2,670	2,662,818
2.00%, 11/13/19(a)	785	782,566
2.25%, 08/15/19(a)	1,853	1,851,221
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,520	1,515,273
2.02%, 05/03/19	1,600	1,600,000
2.60%, 11/04/19(a)	2,485	2,480,055
General Motors Financial Co. Inc.
2.35%, 10/04/19	1,593	1,588,986
2.40%, 05/09/19(a)	2,300	2,299,747
3.50%, 07/10/19(a)	1,502	1,503,667
PACCAR Financial Corp., 1.30%, 05/10/19(a)	1,127	1,126,662
Toyota Motor Credit Corp.
1.40%, 05/20/19	1,993	1,991,804
1.55%, 10/18/19(a)	2,372	2,360,140
2.13%, 07/18/19	2,304	2,301,949

		24,064,888

Banks — 22.8%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19(a)	1,075	1,072,829
2.05%, 09/23/19(a)	2,115	2,110,220
2.25%, 06/13/19(a)	2,350	2,348,989
Bank of America Corp., 7.63%, 06/01/19(a)	3,055	3,066,578
Bank of Montreal
1.50%, 07/18/19(a)	3,001	2,993,918
1.75%, 09/11/19	1,748	1,742,144
2.10%, 12/12/19(a)	2,021	2,014,391
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	2,191	2,188,108
5.45%, 05/15/19	1,156	1,157,191
Series G, 2.20%, 05/15/19	1,905	1,904,695
Bank of Nova Scotia (The)
1.65%, 06/14/19(a)	3,205	3,201,186
2.05%, 06/05/19(a)	2,387	2,385,711

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC, 6.75%, 05/22/19	$915	$916,967
Barclays PLC, 2.75%, 11/08/19	4,400	4,394,632
BB&T Corp., 5.25%, 11/01/19	222	224,600
BPCE SA, 2.50%, 07/15/19(a)	2,600	2,599,064
Branch Banking & Trust Co., 1.45%, 05/10/19	2,575	2,574,330
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19(a)	2,506	2,496,753
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)(a)	2,865	2,855,001
2.40%, 09/05/19 (Call 08/15/19)(a)	1,070	1,068,470
Citibank N.A., 1.85%, 09/18/19 (Call 08/18/19)	2,475	2,467,327
Citigroup Inc.
2.05%, 06/07/19	1,594	1,593,044
2.50%, 07/29/19(a)	4,410	4,406,869
8.50%, 05/22/19	2,151	2,157,883
Citizens Bank N.A./Providence RI, 2.45%, 12/04/19 (Call 11/04/19)(a)	1,275	1,271,927
Comerica Inc., 2.13%, 05/23/19(a)	1,169	1,168,626
Commonwealth Bank of Australia/New York NY, 2.30%, 09/06/19	2,350	2,346,827
Compass Bank, 2.75%, 09/29/19 (Call 08/29/19)(a)	1,100	1,099,285
Cooperatieve Rabobank UA/NY, 1.38%, 08/09/19	1,905	1,898,409
Credit Suisse AG/New York NY
2.30%, 05/28/19	5,385	5,384,031
5.30%, 08/13/19(a)	2,630	2,648,699
Deutsche Bank AG, 2.85%, 05/10/19	3,502	3,501,965
Fifth Third Bank/Cincinnati OH, 1.63%, 09/27/19 (Call 08/27/19)(a)	1,385	1,378,518
First Republic Bank/CA, 2.38%, 06/17/19 (Call 05/17/19)(a)	695	694,646
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	1,000	999,610
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	1,136	1,134,069
2.30%, 12/13/19 (Call 11/13/19)	4,840	4,831,433
2.55%, 10/23/19(a)	4,431	4,426,702
HSBC USA Inc.
2.25%, 06/23/19(a)	975	974,513
2.38%, 11/13/19(a)	2,120	2,115,527
JPMorgan Chase & Co., 2.20%, 10/22/19	3,834	3,826,179
JPMorgan Chase Bank N.A., 1.65%, 09/23/19 (Call 08/23/19)	2,835	2,823,745
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	1,135	1,131,039
2.50%, 12/15/19(a)	1,545	1,543,038
Manufacturers & Traders Trust Co., 2.25%, 07/25/19 (Call 06/25/19)(a)	1,637	1,635,363
Morgan Stanley
2.38%, 07/23/19	5,646	5,640,580
5.63%, 09/23/19	5,420	5,478,428
7.30%, 05/13/19(a)	5,290	5,297,300
MUFG Union Bank N.A., 2.25%, 05/06/19	500	499,975
National Australia Bank Ltd./New York, 1.38%, 07/12/19(a)	2,763	2,756,286
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)	1,670	1,665,524
2.25%, 07/02/19 (Call 06/02/19)	2,055	2,053,561
2.40%, 10/18/19 (Call 09/18/19)	2,755	2,752,686
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	1,270	1,275,258
6.88%, 05/15/19	1,006	1,007,499
Royal Bank of Canada, 1.50%, 07/29/19(a)	2,956	2,948,167
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19(a)	1,320	1,340,460
Santander UK PLC, 2.35%, 09/10/19	1,730	1,727,664

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Skandinaviska Enskilda Banken AB, 1.50%, 09/13/19(a)	$1,150	$1,145,020
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19(a)	1,425	1,421,124
2.25%, 07/11/19	2,005	2,003,376
SunTrust Banks Inc., 2.50%, 05/01/19	1,814	1,814,000
Svenska Handelsbanken AB
1.50%, 09/06/19	1,500	1,493,940
2.25%, 06/17/19	2,495	2,493,777
Toronto-Dominion Bank (The)
1.45%, 08/13/19	3,570	3,558,469
1.90%, 10/24/19(a)	1,930	1,923,438
2.13%, 07/02/19(a)	3,230	3,227,513
2.25%, 11/05/19(a)	2,724	2,718,062
U.S. Bank N.A./Cincinnati OH, 2.13%, 10/28/19 (Call 09/28/19)(a)	3,344	3,335,306
UBS AG/Stamford CT, 2.38%, 08/14/19(a)	4,485	4,481,457
Wells Fargo Bank N.A.
1.75%, 05/24/19	2,510	2,508,745
2.15%, 12/06/19	6,075	6,058,415
Westpac Banking Corp.
1.60%, 08/19/19	2,870	2,861,419
1.65%, 05/13/19	1,843	1,842,484
4.88%, 11/19/19(a)	4,017	4,065,204

		182,170,188

Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19(a)	2,036	2,079,937
Coca-Cola Co. (The), 1.38%, 05/30/19	2,057	2,055,025
Constellation Brands Inc., 3.88%, 11/15/19(a)	2,360	2,371,422
Molson Coors Brewing Co., 1.45%, 07/15/19	1,621	1,616,591
PepsiCo Inc.
1.35%, 10/04/19	1,658	1,649,279
1.55%, 05/02/19	1,302	1,302,000

		11,074,254

Biotechnology — 1.0%
Amgen Inc.
1.90%, 05/10/19	1,247	1,246,788
2.20%, 05/22/19 (Call 05/16/19)	3,389	3,387,983
Celgene Corp., 2.25%, 05/15/19(a)	1,466	1,465,751
Gilead Sciences Inc., 1.85%, 09/20/19(a)	2,126	2,118,942

		8,219,464

Chemicals — 0.4%
Air Products & Chemicals Inc., 4.38%, 08/21/19(a)	450	452,178
FMC Corp., 5.20%, 12/15/19(a)	61	61,787
Methanex Corp., 3.25%, 12/15/19	1,230	1,230,418
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	712	710,035
RPM International Inc., 6.13%, 10/15/19	497	503,918

		2,958,336

Computers — 2.1%
Apple Inc.
1.10%, 08/02/19(a)	1,929	1,921,747
1.50%, 09/12/19(a)	500	498,020
1.80%, 11/13/19	4,293	4,275,313
2.10%, 05/06/19(a)	3,782	3,781,773
IBM Credit LLC, 1.63%, 09/06/19	1,895	1,887,742
International Business Machines Corp.
1.80%, 05/17/19	1,930	1,929,402
1.88%, 05/15/19	1,055	1,054,652
8.38%, 11/01/19(a)	1,246	1,280,215

		16,628,864

Security	Par (000)	Value

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
1.75%, 10/25/19	$827	$823,742
1.90%, 11/01/19	1,725	1,718,824

		2,542,566

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 05/15/19	1,615	1,615,436
Aircastle Ltd., 6.25%, 12/01/19	914	930,041
American Express Co., 8.13%, 05/20/19	1,333	1,336,546
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)(a)	1,911	1,902,133
2.25%, 08/15/19	3,097	3,093,469
Ameriprise Financial Inc., 7.30%, 06/28/19(a)	981	987,975
Capital One Bank USA N.A., 2.30%, 06/05/19 (Call 05/05/19)(a)	1,845	1,844,742
Cboe Global Markets Inc., 1.95%, 06/28/19	494	493,239
International Lease Finance Corp., 6.25%, 05/15/19	2,415	2,417,729
Jefferies Group LLC, 8.50%, 07/15/19	1,414	1,429,271
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	825	819,522
2.30%, 11/15/19 (Call 10/15/19)	863	860,756
Synchrony Financial, 3.00%, 08/15/19 (Call 07/15/19)	2,553	2,553,447
TD Ameritrade Holding Corp., 5.60%, 12/01/19(a)	63	63,998

		20,348,304

Electric — 2.1%
Dominion Energy Inc.
2.96%, 07/01/19(b)	642	641,962
5.20%, 08/15/19(a)	834	839,254
Series B, 1.60%, 08/15/19(a)	2,086	2,078,365
DTE Energy Co.
1.50%, 10/01/19	1,229	1,221,688
2.40%, 12/01/19 (Call 11/01/19)	575	573,597
Duke Energy Corp., 5.05%, 09/15/19	1,007	1,014,492
Emera U.S. Finance LP, 2.15%, 06/15/19	1,443	1,441,427
Eversource Energy, 4.50%, 11/15/19	757	762,647
Exelon Generation Co. LLC, 5.20%, 10/01/19	1,382	1,393,443
Georgia Power Co., 4.25%, 12/01/19	685	690,316
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	805	803,712
2.70%, 09/15/19 (Call 08/14/19)	990	988,871
Progress Energy Inc., 4.88%, 12/01/19	932	942,569
Public Service Enterprise Group Inc., 1.60%, 11/15/19(a)	802	796,482
Sempra Energy, 1.63%, 10/07/19	1,095	1,087,970
Southern Power Co., Series D, 1.95%, 12/15/19	1,560	1,551,888

		16,828,683

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 6.00%, 12/15/19(a)	261	265,406
Emerson Electric Co., 4.88%, 10/15/19	680	685,943

		951,349

Electronics — 0.6%
Honeywell International Inc.
1.40%, 10/30/19(a)	3,251	3,232,437
1.80%, 10/30/19(a)	1,030	1,026,178
Keysight Technologies Inc., 3.30%, 10/30/19 (Call 09/30/19)(a)	425	425,744

		4,684,359

Environmental Control — 0.2%
Republic Services Inc., 5.50%, 09/15/19	1,385	1,398,005

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 0.6%
General Mills Inc., 2.20%, 10/21/19	$1,270	$1,266,520
Kellogg Co., 4.15%, 11/15/19(a)	668	672,249
Tyson Foods Inc., 2.65%, 08/15/19 (Call 07/15/19)(a)	2,539	2,537,121

		4,475,890

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)(a)	1,011	1,009,220
Southern Co. Gas Capital Corp., 5.25%, 08/15/19	235	236,335

		1,245,555

Health Care – Products — 0.5%
Becton Dickinson and Co.
2.13%, 06/06/19	880	879,269
2.68%, 12/15/19	2,554	2,549,786
Zimmer Biomet Holdings Inc., 4.63%, 11/30/19(a)	461	465,209

		3,894,264

Health Care – Services — 0.5%
Anthem Inc., 2.25%, 08/15/19	1,761	1,757,179
Dignity Health, 2.64%, 11/01/19	313	312,374
Humana Inc., 2.63%, 10/01/19	1,020	1,018,521
UnitedHealth Group Inc., 2.30%, 12/15/19(a)	1,118	1,114,612

		4,202,686

Holding Companies – Diversified — 0.1%
FS KKR Capital Corp., 4.00%, 07/15/19	648	648,577

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.45%, 12/15/19 (Call 11/15/19)	651	648,936
Kimberly-Clark Corp., 1.90%, 05/22/19(a)	895	894,660

		1,543,596

Insurance — 1.5%
Allstate Corp. (The), 7.45%, 05/16/19	611	612,118
American International Group Inc., 2.30%, 07/16/19 (Call 06/16/19)(a)	2,189	2,187,139
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	1,640	1,633,506
Berkshire Hathaway Inc., 2.10%, 08/14/19(a)	1,755	1,752,262
Chubb INA Holdings Inc., 5.90%, 06/15/19	332	333,102
Marsh & McLennan Companies Inc., 2.35%, 09/10/19 (Call 08/10/19)	895	893,846
Protective Life Corp., 7.38%, 10/15/19(a)	822	838,399
Prudential Financial Inc.
2.35%, 08/15/19	863	861,688
7.38%, 06/15/19	1,486	1,493,816
Reinsurance Group of America Inc., 6.45%, 11/15/19(a)	351	357,202
Travelers Companies Inc. (The), 5.90%, 06/02/19	801	802,955
WR Berkley Corp., 7.38%, 09/15/19	305	309,969

		12,076,002

Internet — 1.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	4,600	4,595,308
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)(a)	2,167	2,167,043
Baidu Inc., 2.75%, 06/09/19	950	949,934
eBay Inc., 2.20%, 08/01/19 (Call 07/01/19)	2,407	2,402,571

		10,114,856

Machinery — 1.2%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	1,565	1,563,920
2.00%, 11/29/19(a)	998	994,317
2.10%, 06/09/19(a)	1,682	1,680,873
2.25%, 12/01/19	1,062	1,059,122
CNH Industrial Capital LLC, 3.38%, 07/15/19	750	750,653

Security	Par (000)	Value

Machinery (continued)
Deere & Co., 4.38%, 10/16/19(a)	$787	$793,123
John Deere Capital Corp.
1.25%, 10/09/19	1,161	1,153,837
2.30%, 09/16/19(a)	1,291	1,289,257

		9,285,102

Manufacturing — 0.5%
3M Co., 1.63%, 06/15/19	1,085	1,083,622
General Electric Co.
2.10%, 12/11/19	1,192	1,185,277
6.00%, 08/07/19	2,036	2,052,736

		4,321,635

Media — 1.0%
Comcast Corp., 5.70%, 07/01/19	1,461	1,468,422
Discovery Communications LLC
2.20%, 09/20/19	1,431	1,426,607
2.75%, 11/15/19 (Call 10/15/19)	819	817,821
TWDC Enterprises 18 Corp.
0.88%, 07/12/19(a)	845	842,135
1.85%, 05/30/19(a)	1,889	1,887,885
Warner Media LLC, 2.10%, 06/01/19	1,445	1,443,743

		7,886,613

Mining — 0.1%
Newmont Goldcorp Corp., 5.13%, 10/01/19	686	692,167

Oil & Gas — 3.3%
BP Capital Markets PLC
1.68%, 05/03/19	1,899	1,899,000
1.77%, 09/19/19	1,268	1,263,587
2.24%, 05/10/19	1,609	1,608,839
Cenovus Energy Inc., 5.70%, 10/15/19	865	874,472
Chevron Corp.
1.56%, 05/16/19	2,285	2,284,063
2.19%, 11/15/19 (Call 10/15/19)(a)	2,191	2,186,684
Encana Corp., 6.50%, 05/15/19	747	747,964
EOG Resources Inc., 5.63%, 06/01/19(a)	1,757	1,760,742
EQT Corp., 8.13%, 06/01/19	670	672,653
Husky Energy Inc., 7.25%, 12/15/19(a)	1,950	2,000,291
Shell International Finance BV
1.38%, 05/10/19	3,074	3,073,201
1.38%, 09/12/19	2,490	2,479,044
4.30%, 09/22/19	3,462	3,483,707
Total Capital International SA, 2.10%, 06/19/19(a)	1,852	1,850,722

		26,184,969

Packaging & Containers — 0.1%
Bemis Co. Inc., 6.80%, 08/01/19(a)	941	948,989

Pharmaceuticals — 3.2%
AstraZeneca PLC, 1.95%, 09/18/19	1,964	1,956,812
Cardinal Health Inc.
1.95%, 06/14/19	2,235	2,232,675
2.40%, 11/15/19	1,232	1,228,858
CVS Health Corp., 2.25%, 08/12/19 (Call 07/12/19)	2,160	2,157,322
Express Scripts Holding Co., 2.25%, 06/15/19	1,782	1,779,737
Express Scripts Inc., 7.25%, 06/15/19	282	283,244
Johnson & Johnson, 1.88%, 12/05/19	1,469	1,462,742
Mead Johnson Nutrition Co., 4.90%, 11/01/19(a)	1,387	1,400,967
Mylan NV, 2.50%, 06/07/19	997	996,422
Pfizer Inc.
1.45%, 06/03/19	1,366	1,364,689
1.70%, 12/15/19(a)	2,588	2,571,799

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.10%, 05/15/19	$2,519	$2,518,622
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	5,976	5,952,275

		25,906,164

Pipelines — 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19 (Call 09/15/19)(a)	1,060	1,068,639
Boardwalk Pipelines LP, 5.75%, 09/15/19(a)	725	732,257
Enable Midstream Partners LP, 2.40%, 05/15/19	742	741,829
Enterprise Products Operating LLC, 2.55%, 10/15/19 (Call 09/15/19)	1,637	1,634,692
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	3,121	3,123,060
Plains All American Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19 (Call 11/15/19)	1,052	1,049,496
TransCanada PipeLines Ltd., 2.13%, 11/15/19	1,590	1,584,213

		9,934,186

Real Estate Investment Trusts — 0.3%
ERP Operating LP, 2.38%, 07/01/19 (Call 06/01/19)(a)	1,114	1,113,398
Office Properties Income Trust, 3.75%, 08/15/19 (Call 07/15/19)	775	775,659
Senior Housing Properties Trust, 3.25%, 05/01/19	767	767,000

		2,656,057

Retail — 1.5%
Costco Wholesale Corp., 1.70%, 12/15/19(a)	2,704	2,688,398
Home Depot Inc. (The), 2.00%, 06/15/19 (Call 05/15/19)	2,289	2,287,100
McDonald’s Corp., 1.88%, 05/29/19	655	654,627
Target Corp., 2.30%, 06/26/19(a)	1,720	1,718,762
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	2,637	2,634,758
Walmart Inc., 1.75%, 10/09/19(a)	2,039	2,031,843

		12,015,488

Semiconductors — 0.2%
Texas Instruments Inc., 1.65%, 08/03/19	1,436	1,432,051

Software — 2.1%
CA Inc., 5.38%, 12/01/19	1,524	1,544,757
Microsoft Corp.
1.10%, 08/08/19(a)	4,843	4,824,500
4.20%, 06/01/19(a)	2,255	2,257,526
Oracle Corp.
2.25%, 10/08/19	4,060	4,052,854
5.00%, 07/08/19	3,683	3,698,468

		16,378,105

Telecommunications — 1.6%
America Movil SAB de CV, 5.00%, 10/16/19	1,100	1,110,703

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Cisco Systems Inc., 1.40%, 09/20/19(a)	$3,034	$3,019,801
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	1,665	1,674,507
Orange SA
1.63%, 11/03/19(a)	2,749	2,732,946
5.38%, 07/08/19	2,220	2,230,390
Telefonica Emisiones SA, 5.88%, 07/15/19(a)	2,157	2,169,769
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	50	50,686

		12,988,802

Transportation — 0.6%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19(a)	1,392	1,402,983
Canadian Pacific Railway Co., 7.25%, 05/15/19	940	941,485
Norfolk Southern Corp., 5.90%, 06/15/19(a)	781	783,827
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	940	938,186
2.55%, 06/01/19 (Call 05/01/19)	1,070	1,069,476

		5,135,957

Total Corporate Bonds & Notes — 60.1% (Cost: $479,608,119)		479,236,780

Short-Term Investments

Money Market Funds — 43.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	28,779	28,790,859
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	317,833	317,832,824

		346,623,683

Total Short-Term Investments — 43.4% (Cost: $346,612,944)		346,623,683

Total Investments in Securities — 103.5% (Cost: $826,221,063)		825,860,463

Other Assets, Less Liabilities — (3.5)%		(27,731,385)

Net Assets — 100.0%		$798,129,078

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,676	—		(41,897	)(b)	28,779	$28,790,859	$92,414	(c)	$8,421		$4,501
BlackRock Cash Funds: Treasury, SL Agency Shares	17,668	300,165	(b)	—		317,833	317,832,824	1,608,810		—		—
PNC Bank N.A. 1.45%, 07/29/19(d)	1,545	125		—		1,670	N/A	16,524		—		10,997

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)		Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
1.95%, 03/04/19(d)	1,480	325	(1,805)	—	$	N/A	$12,634	$—		$3,287
2.20%, 01/28/19(d)	1,050	250	(1,300)	—		N/A	6,197	—		1,526
2.25%, 07/02/19(d)	1,955	100	—	2,055		N/A	21,279	—		11,218
2.40%, 10/18/19(d)	2,105	650	—	2,755		N/A	27,940	—		15,378
PNC Financial Services Group Inc. (The)
6.70%,06/10/19(d)	1,120	150	—	1,270		N/A	16,126	—		3,662
6.88%,05/15/19(d)	681	325	—	1,006		N/A	10,913	—		2,806

						$346,623,683	$1,812,837	$8,421		$53,375

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$479,236,780	$—	$479,236,780
Money Market Funds	346,623,683	—	—	346,623,683

	$346,623,683	$479,236,780	$—	$825,860,463

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	$832	$838,764
Omnicom Group Inc./Omnicom Capital Inc., 4.45%, 08/15/20	2,397	2,447,409

		3,286,173

Aerospace & Defense — 2.0%
Boeing Co. (The) 1.65%, 10/30/20 (Call 09/30/20)	1,058	1,040,934
4.88%, 02/15/20	1,895	1,925,661
General Dynamics Corp., 2.88%, 05/11/20	3,684	3,695,052
Harris Corp., 2.70%, 04/27/20 (Call 03/27/20)	2,073	2,070,036
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)(a)	3,648	3,638,479
Northrop Grumman Corp., 2.08%, 10/15/20	1,608	1,594,219
Raytheon Co.
3.13%, 10/15/20	2,119	2,135,189
4.40%, 02/15/20	692	700,865
United Technologies Corp.
1.90%, 05/04/20	2,589	2,565,466
4.50%, 04/15/20	2,789	2,834,126

		22,200,027

Agriculture — 1.4%
Altria Group Inc., 2.63%, 01/14/20 (Call 12/14/19)	2,331	2,326,198
BAT Capital Corp., 2.30%, 08/14/20	3,542	3,513,912
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	490	492,950
Philip Morris International Inc.
2.00%, 02/21/20	2,086	2,075,111
4.50%, 03/26/20	2,190	2,224,536
Reynolds American Inc.
3.25%, 06/12/20	3,324	3,335,135
6.88%, 05/01/20	1,557	1,614,843

		15,582,685

Airlines — 0.3%
Delta Air Lines Inc.
2.60%, 12/04/20	1,052	1,044,931
2.88%, 03/13/20	1,868	1,865,590
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	833	831,859

		3,742,380

Apparel — 0.1%
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	715	714,142

Auto Manufacturers — 3.7%
American Honda Finance Corp.
1.95%, 07/20/20	2,261	2,243,138
2.00%, 02/14/20	1,903	1,894,741
2.45%, 09/24/20	2,377	2,372,222
3.00%, 06/16/20	255	255,984
Series A, 2.15%, 03/13/20	1,157	1,152,094
Ford Motor Credit Co. LLC
2.34%, 11/02/20	2,810	2,767,850
2.43%, 06/12/20	1,440	1,426,824
2.46%, 03/27/20	1,943	1,930,118
2.68%, 01/09/20(a)	1,555	1,546,650
3.16%, 08/04/20	3,270	3,264,670
8.13%, 01/15/20	1,790	1,850,896
General Motors Financial Co. Inc.
2.45%, 11/06/20	673	666,822
2.65%, 04/13/20	1,799	1,794,574
3.15%, 01/15/20 (Call 12/15/19)	3,230	3,232,810

Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 07/13/20 (Call 06/13/20)	$4,647	$4,660,337
3.70%, 11/24/20 (Call 10/24/20)(a)	2,695	2,722,516
PACCAR Financial Corp.
1.95%, 02/27/20(a)	811	806,215
2.05%, 11/13/20	28	27,784
Toyota Motor Credit Corp.
1.95%, 04/17/20(a)	2,160	2,145,442
2.15%, 03/12/20	2,678	2,667,529
2.20%, 01/10/20(a)	1,650	1,645,991
4.50%, 06/17/20	772	788,706

		41,863,913

Banks — 32.5%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20	961	954,244
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	1,360	1,351,310
2.70%, 11/16/20	3,985	3,984,044
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,425	1,426,382
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)(a)	2,765	2,742,327
2.63%, 10/19/20(a)	4,875	4,871,539
5.63%, 07/01/20	3,255	3,363,912
Series L, 2.25%, 04/21/20(a)	4,203	4,185,936
Bank of Montreal
2.10%, 06/15/20	3,386	3,366,869
3.10%, 07/13/20(a)	1,383	1,391,049
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	2,768	2,760,859
2.60%, 08/17/20 (Call 07/17/20)	3,197	3,194,922
4.60%, 01/15/20	737	746,964
Series G, 2.15%, 02/24/20 (Call 01/24/20)(a)	2,783	2,772,870
Bank of Nova Scotia (The)
2.15%, 07/14/20	2,069	2,058,014
2.35%, 10/21/20	3,485	3,471,234
Barclays Bank PLC
5.13%, 01/08/20	275	279,023
5.14%, 10/14/20	2,991	3,075,286
Barclays PLC, 2.88%, 06/08/20	2,474	2,469,572
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	4,170	4,161,702
2.63%, 06/29/20 (Call 05/29/20)	4,725	4,719,424
BNP Paribas SA, 2.38%, 05/21/20	2,950	2,940,796
BPCE SA, 2.25%, 01/27/20(a)	1,108	1,103,745
Branch Banking & Trust Co., 2.25%, 06/01/20 (Call 05/01/20)	700	697,053
Canadian Imperial Bank of Commerce, 2.10%, 10/05/20	1,966	1,951,688
Capital One N.A., 2.35%, 01/31/20 (Call 12/31/19)	2,950	2,939,763
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	3,380	3,359,247
2.13%, 10/20/20 (Call 09/20/20)	4,240	4,204,681
3.05%, 05/01/20 (Call 04/01/20)(a)	3,885	3,898,947
Citigroup Inc.
2.40%, 02/18/20	4,965	4,951,247
2.45%, 01/10/20 (Call 12/10/19)	3,640	3,631,482
2.65%, 10/26/20(a)	6,850	6,843,766
5.38%, 08/09/20(a)	2,581	2,663,127
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)(a)	1,120	1,112,362
2.25%, 03/02/20 (Call 02/03/20)	1,545	1,538,526
2.25%, 10/30/20 (Call 09/30/20)	2,255	2,237,682

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Comerica Bank, 2.50%, 06/02/20	$550	$548,433
Commonwealth Bank of Australia/New York NY 2.30%, 03/12/20	1,908	1,901,856
2.40%, 11/02/20	1,930	1,921,701
Cooperatieve Rabobank UA/NY, 2.25%, 01/14/20	2,225	2,218,214
Credit Suisse AG/New York NY 4.38%, 08/05/20	3,150	3,212,685
5.40%, 01/14/20(a)	3,785	3,853,471
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 03/26/20	2,965	2,960,879
3.13%, 12/10/20	3,633	3,644,008
Deutsche Bank AG, 2.95%, 08/20/20	1,602	1,586,429
Deutsche Bank AG/New York NY, 2.70%, 07/13/20	4,062	4,025,320
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	4,145	4,154,741
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)	3,975	3,981,280
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,366	1,376,477
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	1,892	1,903,068
Goldman Sachs Group Inc. (The) 2.60%, 04/23/20 (Call 03/23/20)	4,952	4,939,967
2.75%, 09/15/20 (Call 08/15/20)	5,748	5,744,954
5.38%, 03/15/20(a)	6,015	6,142,819
Series D, 6.00%, 06/15/20	2,988	3,089,980
HSBC Bank USA N.A., 4.88%, 08/24/20	2,855	2,929,915
HSBC USA Inc. 2.35%, 03/05/20(a)	4,351	4,339,383
2.75%, 08/07/20	3,210	3,209,711
5.00%, 09/27/20	1,410	1,449,903
Huntington Bancshares Inc./OH, 7.00%, 12/15/20	735	781,775
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	1,375	1,371,755
2.40%, 04/01/20 (Call 03/01/20)	1,440	1,436,040
2.88%, 08/20/20 (Call 07/20/20)	805	806,296
JPMorgan Chase & Co. 2.25%, 01/23/20 (Call 12/23/19)(a)	6,926	6,904,529
2.55%, 10/29/20 (Call 09/29/20)	4,671	4,659,603
2.75%, 06/23/20 (Call 05/23/20)	4,853	4,854,019
4.25%, 10/15/20	6,701	6,852,175
4.40%, 07/22/20	6,087	6,210,201
4.95%, 03/25/20	3,382	3,449,065
KeyBank N.A./Cleveland OH, 2.25%, 03/16/20(a)	950	946,675
KeyCorp., 2.90%, 09/15/20(a)	3,702	3,710,107
Lloyds Bank PLC 2.40%, 03/17/20(a)	795	792,512
2.70%, 08/17/20	2,060	2,059,341
Manufacturers & Traders Trust Co. 2.05%, 08/17/20 (Call 07/17/20)	1,985	1,969,993
2.10%, 02/06/20 (Call 01/06/20)	1,825	1,816,131
Morgan Stanley
2.65%, 01/27/20	5,762	5,758,485
2.80%, 06/16/20	6,275	6,281,714
5.50%, 01/26/20(a)	4,440	4,528,045
5.50%, 07/24/20	4,855	5,007,544
National Australia Bank Ltd./New York
2.13%, 05/22/20	3,045	3,027,948
2.25%, 01/10/20(a)	1,345	1,340,925
2.63%, 07/23/20(a)	2,310	2,308,591
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	2,180	2,167,378
2.20%, 11/02/20 (Call 10/02/20)	1,865	1,850,621

Security	Par (000)	Value

Banks (continued)
Natwest Markets PLC, 5.63%, 08/24/20(a)	$428	$440,694
Northern Trust Corp., 3.45%, 11/04/20	1,579	1,600,427
PNC Bank N.A. 2.00%, 05/19/20 (Call 04/19/20)	3,205	3,183,174
2.30%, 06/01/20 (Call 05/02/20)	2,425	2,416,027
2.45%, 11/05/20 (Call 10/06/20)	3,216	3,204,969
2.60%, 07/21/20 (Call 06/21/20)(a)	1,330	1,329,175
PNC Financial Services Group Inc. (The) 4.38%, 08/11/20	1,164	1,188,665
5.13%, 02/08/20(a)	1,399	1,424,070
RBC USA Holdco Corp., 5.25%, 09/15/20	1,076	1,111,153
Royal Bank of Canada 2.13%, 03/02/20	3,746	3,728,619
2.15%, 03/06/20	2,314	2,304,975
2.15%, 10/26/20	3,733	3,708,997
2.35%, 10/30/20	3,291	3,279,679
Santander Holdings USA Inc., 2.65%, 04/17/20 (Call 03/17/20)	2,673	2,665,863
Santander UK Group Holdings PLC, 2.88%, 10/16/20(a)	4,167	4,158,791
Santander UK PLC, 2.38%, 03/16/20	3,290	3,278,946
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20(a)	2,068	2,061,548
State Street Corp., 2.55%, 08/18/20	3,995	3,992,563
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	4,225	4,218,367
2.45%, 10/20/20	910	905,860
2.51%, 01/17/20	2,577	2,573,521
2.65%, 07/23/20	2,041	2,038,857
SunTrust Bank/Atlanta GA, 2.25%, 01/31/20 (Call 12/31/19)	1,892	1,885,567
SVB Financial Group, 5.38%, 09/15/20	250	258,290
Svenska Handelsbanken AB
1.95%, 09/08/20(a)	2,038	2,017,702
2.40%, 10/01/20	2,755	2,742,355
Toronto-Dominion Bank (The)
1.85%, 09/11/20	1,808	1,790,842
2.50%, 12/14/20	6,573	6,560,708
3.00%, 06/11/20	410	411,820
3.15%, 09/17/20	878	884,155
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	2,495	2,483,847
2.05%, 10/23/20 (Call 09/23/20)	3,235	3,209,767
2.35%, 01/23/20 (Call 12/23/19)	1,595	1,591,842
3.05%, 07/24/20 (Call 06/24/20)	625	628,475
UBS AG/Stamford CT
2.35%, 03/26/20	3,813	3,802,019
4.88%, 08/04/20(a)	1,135	1,165,009
Wells Fargo & Co.
2.55%, 12/07/20	5,465	5,448,550
2.60%, 07/22/20	7,532	7,516,032
Series N, 2.15%, 01/30/20(a)	4,764	4,744,849
Wells Fargo Bank N.A., 2.40%, 01/15/20(a)	570	568,832
Westpac Banking Corp.
2.15%, 03/06/20	3,877	3,860,445
2.30%, 05/26/20	2,079	2,070,933
2.60%, 11/23/20	4,277	4,270,242
3.05%, 05/15/20	1,000	1,003,880

		365,179,357

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 2.3%
Coca-Cola Co. (The)
1.88%, 10/27/20	$4,375	$4,338,338
2.45%, 11/01/20	2,547	2,545,599
3.15%, 11/15/20	3,664	3,702,142
Coca-Cola European Partners PLC, 3.50%, 09/15/20(a)	390	393,471
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	475	481,731
Constellation Brands Inc., 2.25%, 11/06/20(a)	815	807,649
Diageo Capital PLC
3.00%, 05/18/20	750	752,640
4.83%, 07/15/20	1,396	1,432,003
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	1,233	1,226,798
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	1,846	1,833,152
2.15%, 10/14/20 (Call 09/14/20)	3,402	3,385,432
3.13%, 11/01/20	2,915	2,941,031
4.50%, 01/15/20	1,593	1,613,374

		25,453,360

Biotechnology — 2.2%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	2,138	2,126,220
2.20%, 05/11/20	2,825	2,811,751
3.45%, 10/01/20	1,622	1,638,804
4.50%, 03/15/20	239	242,745
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	795	794,650
Biogen Inc., 2.90%, 09/15/20	4,107	4,106,795
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	999	1,026,373
Celgene Corp. 2.88%, 08/15/20	4,397	4,399,066
3.95%, 10/15/20	700	710,913
Genzyme Corp., 5.00%, 06/15/20	671	688,815
Gilead Sciences Inc.
2.35%, 02/01/20	1,815	1,811,334
2.55%, 09/01/20	4,817	4,810,352

		25,167,818

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)(a)	517	517,651
Johnson Controls International PLC, 5.00%, 03/30/20	880	895,629

		1,413,280

Chemicals — 1.8%
Dow Chemical Co. (The), 4.25%, 11/15/20 (Call 08/15/20)	3,613	3,679,732
DowDuPont Inc., 3.77%, 11/15/20	3,459	3,513,376
EI du Pont de Nemours & Co., 2.20%, 05/01/20	5,107	5,093,926
International Flavors & Fragrances Inc., 3.40%, 09/25/20	1,217	1,224,521
Nutrien Ltd., 4.88%, 03/30/20	907	923,063
PPG Industries Inc., 3.60%, 11/15/20(a)	397	402,439
Praxair Inc., 2.25%, 09/24/20	1,140	1,135,155
Sherwin-Williams Co. (The), 2.25%, 05/15/20(a)	4,578	4,550,852

		20,523,064

Commercial Services — 0.7%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	2,985	2,974,821
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	1,543	1,568,413
Ecolab Inc., 2.25%, 01/12/20	608	606,207
Moody’s Corp., 5.50%, 09/01/20	990	1,025,125
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	1,425	1,435,759

		7,610,325

Security	Par (000)	Value

Computers — 2.6%
Apple Inc.
1.55%, 02/07/20(a)	$2,937	$2,916,735
1.80%, 05/11/20	2,254	2,237,726
1.90%, 02/07/20(a)	2,480	2,468,666
2.00%, 05/06/20	3,614	3,595,099
2.00%, 11/13/20	2,305	2,288,473
DXC Technology Co., 2.88%, 03/27/20	540	539,379
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	6,507	6,570,378
HP Inc., 3.75%, 12/01/20	1,403	1,421,632
IBM Credit LLC, 3.45%, 11/30/20	3,155	3,192,292
International Business Machines Corp.
1.63%, 05/15/20	2,420	2,395,195
1.90%, 01/27/20	1,420	1,412,048

		29,037,623

Cosmetics & Personal Care — 0.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	1,301	1,292,205
Procter & Gamble Co. (The), 1.90%, 10/23/20	190	188,433
Unilever Capital Corp.
1.80%, 05/05/20	2,475	2,456,636
2.10%, 07/30/20	715	710,874

		4,648,148

Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20(a)	955	967,501
4.63%, 10/30/20	1,310	1,339,226
Air Lease Corp.
2.13%, 01/15/20(a)	1,278	1,271,457
4.75%, 03/01/20	1,204	1,222,542
American Express Co., 2.20%, 10/30/20 (Call 09/29/20)	1,615	1,602,920
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	4,480	4,461,677
2.38%, 05/26/20 (Call 04/25/20)	6,004	5,983,406
Series F, 2.60%, 09/14/20 (Call 08/14/20)	4,443	4,436,691
Ameriprise Financial Inc., 5.30%, 03/15/20	1,442	1,473,609
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	665	661,635
2.50%, 05/12/20 (Call 04/12/20)	4,298	4,283,774
Charles Schwab Corp. (The), 4.45%, 07/22/20	1,482	1,515,093
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	14,209	14,057,106
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)(a)	3,521	3,523,324
International Lease Finance Corp., 8.25%, 12/15/20	2,963	3,195,684
Nasdaq Inc., 5.55%, 01/15/20	1,256	1,280,530
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	973	968,660
2.30%, 11/01/20 (Call 10/01/20)	1,067	1,061,974
2.35%, 06/15/20 (Call 05/15/20)(a)	940	937,584
Nomura Holdings Inc., 6.70%, 03/04/20(a)	1,775	1,831,906
Stifel Financial Corp., 3.50%, 12/01/20(a)	311	312,748
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	2,076	2,072,450
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	7,943	7,904,397
Western Union Co. (The), 5.25%, 04/01/20(a)	327	333,733

		66,699,627

Electric — 3.7%
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	1,321	1,316,971
American Electric Power Co. Inc., 2.15%, 11/13/20(a)	1,024	1,014,702

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)	$633	$631,702
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	165	167,201
Consolidated Edison Co. of New York Inc., 4.45%, 06/15/20	450	458,487
Consolidated Edison Inc., Series A, 2.00%, 03/15/20	1,882	1,869,805
Consumers Energy Co., 5.65%, 04/15/20	14	14,383
Dominion Energy Inc., 2.58%, 07/01/20(a)	3,359	3,345,094
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	485	488,890
Duke Energy Carolinas LLC, 4.30%, 06/15/20	202	205,745
Duke Energy Indiana LLC, 3.75%, 07/15/20	1,152	1,166,504
Edison International, 2.13%, 04/15/20	1,455	1,435,328
Entergy Corp., 5.13%, 09/15/20 (Call 06/15/20)	973	994,824
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	2,861	2,861,858
5.15%, 12/01/20 (Call 09/01/20)	1,656	1,705,796
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,405	2,405,168
4.00%, 10/01/20 (Call 07/01/20)	1,631	1,651,551
Georgia Power Co.
2.00%, 03/30/20(a)	742	736,235
Series C, 2.00%, 09/08/20	1,518	1,502,774
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	40	40,120
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)(a)	575	578,502
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	1,064	1,075,534
Nevada Power Co., Series BB, 2.75%, 04/15/20(a)	1,165	1,165,652
NextEra Energy Capital Holdings Inc., Series H, 3.34%, 09/01/20	940	947,689
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)	565	562,734
NV Energy Inc., 6.25%, 11/15/20	1,428	1,501,699
Pinnacle West Capital Corp., 2.25%, 11/30/20	119	117,734
PSEG Power LLC, 5.13%, 04/15/20(a)	505	515,630
Public Service Co. of Colorado, 3.20%, 11/15/20 (Call 05/15/20)	1,225	1,232,240
Puget Energy Inc., 6.50%, 12/15/20(a)	695	732,009
Sempra Energy
2.40%, 02/01/20	757	754,744
2.40%, 03/15/20 (Call 02/15/20)	1,378	1,371,551
2.85%, 11/15/20 (Call 10/15/20)	922	920,304
Southern Co. (The), 2.75%, 06/15/20 (Call 05/15/20)	2,820	2,818,082
Southern Power Co., Series 158, 2.38%, 06/01/20 (Call 05/01/20)	733	729,746
TECO Finance Inc., 5.15%, 03/15/20(a)	1,021	1,040,450
UIL Holdings Corp., 4.63%, 10/01/20	150	153,263
WEC Energy Group Inc., 2.45%, 06/15/20 (Call 05/15/20)	1,115	1,111,588
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	25	25,237

		41,367,526

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20(a)	200	204,192

Electronics — 0.3%
Agilent Technologies Inc., 5.00%, 07/15/20	558	572,575
Amphenol Corp., 2.20%, 04/01/20	1,226	1,218,141
Avnet Inc., 5.88%, 06/15/20	425	437,733
Flex Ltd., 4.63%, 02/15/20	851	860,421
Jabil Inc., 5.63%, 12/15/20	675	698,915

		3,787,785

Environmental Control — 0.3%
Republic Services Inc., 5.00%, 03/01/20	1,248	1,270,451

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc., 4.75%, 06/30/20	$1,724	$1,764,514

		3,034,965

Food — 1.7%
Hershey Co. (The)
2.90%, 05/15/20	1,255	1,259,832
4.13%, 12/01/20	430	440,548
Ingredion Inc., 4.63%, 11/01/20	1,020	1,044,735
JM Smucker Co. (The), 2.50%, 03/15/20	1,287	1,283,641
Kellogg Co., 4.00%, 12/15/20	2,558	2,608,751
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	3,503	3,497,991
5.38%, 02/10/20	2,374	2,416,969
Kroger Co. (The), 6.15%, 01/15/20	1,434	1,466,638
Mondelez International Inc.
3.00%, 05/07/20	1,395	1,397,692
5.38%, 02/10/20	345	351,831
Sysco Corp., 2.60%, 10/01/20 (Call 09/01/20)	3,058	3,053,015

		18,821,643

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	1,894	1,893,451

Health Care – Products — 1.1%
Becton Dickinson and Co.
2.40%, 06/05/20	1,985	1,973,904
3.25%, 11/12/20	1,894	1,902,656
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)	1,845	1,834,483
Life Technologies Corp., 6.00%, 03/01/20	2,285	2,340,640
Stryker Corp., 4.38%, 01/15/20	395	399,302
Thermo Fisher Scientific Inc., 4.70%, 05/01/20	305	310,642
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20 (Call 03/01/20)	3,995	3,985,412

		12,747,039

Health Care – Services — 2.3%
Anthem Inc.
2.50%, 11/21/20.	2,330	2,321,565
4.35%, 08/15/20(a)	2,298	2,341,180
Cigna Holding Co., 5.13%, 06/15/20	455	465,997
HCA Inc., 6.50%, 02/15/20	6,247	6,412,171
Humana Inc., 2.50%, 12/15/20	1,935	1,922,461
Laboratory Corp. of America Holdings
2.63%, 02/01/20(a)	1,671	1,667,625
4.63%, 11/15/20 (Call 08/15/20)	725	740,232
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	1,161	1,157,598
4.75%, 01/30/20	155	157,133
UnitedHealth Group Inc.
1.95%, 10/15/20	75	74,301
2.70%, 07/15/20	6,307	6,303,594
3.88%, 10/15/20 (Call 07/15/20)	1,731	1,756,082

		25,319,939

Holding Companies – Diversified — 0.1%
Ares Capital Corp., 3.88%, 01/15/20 (Call 12/15/19)(a)	537	539,465
FS KKR Capital Corp., 4.25%, 01/15/20 (Call 12/15/19)	298	298,870

		838,335

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.1%
DR Horton Inc.
2.55%, 12/01/20	$35	$34,810
4.00%, 02/15/20	1,251	1,261,196

		1,296,006

Housewares — 0.0%
Newell Brands Inc., 4.70%, 08/15/20	276	281,117

Insurance — 2.2%
AEGON Funding Co. LLC, 5.75%, 12/15/20	276	288,682
Alleghany Corp., 5.63%, 09/15/20	42	43,495
Alterra Finance LLC, 6.25%, 09/30/20	380	396,420
American International Group Inc.
3.38%, 08/15/20	2,857	2,878,028
6.40%, 12/15/20	1,677	1,769,671
Aon Corp., 5.00%, 09/30/20	959	989,765
AXIS Specialty Finance LLC, 5.88%, 06/01/20	1,561	1,610,531
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	2,126	2,139,117
Chubb INA Holdings Inc., 2.30%, 11/03/20 (Call 10/03/20)	2,450	2,437,701
CNA Financial Corp., 5.88%, 08/15/20	1,207	1,253,083
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	2,473	2,531,981
Lincoln National Corp., 6.25%, 02/15/20	235	241,159
Manulife Financial Corp., 4.90%, 09/17/20	415	426,940
Marsh & McLennan Companies Inc., 2.35%, 03/06/20 (Call 02/06/20)	1,504	1,498,586
PartnerRe Finance B LLC, 5.50%, 06/01/20	453	465,140
Prudential Financial Inc.
4.50%, 11/15/20(a)	940	965,277
5.38%, 06/21/20	2,365	2,434,980
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,260	1,283,864
Unum Group, 5.63%, 09/15/20(a)	495	513,038
WR Berkley Corp., 5.38%, 09/15/20	150	154,692

		24,322,150

Internet — 0.9%
Amazon.com Inc., 1.90%, 08/21/20	3,884	3,855,491
Baidu Inc., 3.00%, 06/30/20	742	742,193
eBay Inc.
2.15%, 06/05/20	2,066	2,053,046
3.25%, 10/15/20 (Call 07/15/20)	1,244	1,251,103
Expedia Group Inc., 5.95%, 08/15/20(a)	2,043	2,123,944

		10,025,777

Iron & Steel — 0.2%
ArcelorMittal
5.13%, 06/01/20	1,008	1,030,307
5.25%, 08/05/20	1,404	1,442,231

		2,472,538

Leisure Time — 0.3%
Carnival Corp., 3.95%, 10/15/20	2,357	2,400,534
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	788	785,447

		3,185,981

Lodging —0.0%
Marriott International Inc./MD, 3.38%, 10/15/20 (Call 07/15/20)	344	346,088

Machinery — 1.8%
ABB Finance USA Inc., 2.80%, 04/03/20	818	818,883
Caterpillar Financial Services Corp.
1.85%, 09/04/20	575	569,313
2.00%, 03/05/20	1,922	1,912,698

Security	Par (000)	Value

Machinery (continued)
2.10%, 01/10/20(a)	$2,021	$2,012,775
2.95%, 05/15/20	1,995	2,001,564
3.35%, 12/07/20	1,259	1,272,761
CNH Industrial Capital LLC, 4.38%, 11/06/20(a)	1,174	1,195,472
IDEX Corp., 4.50%, 12/15/20 (Call 09/15/20)(a)	310	315,958
John Deere Capital Corp.
1.70%, 01/15/20	1,425	1,415,267
1.95%, 06/22/20(a)	1,554	1,542,625
2.05%, 03/10/20	777	773,014
2.20%, 03/13/20	603	600,642
2.38%, 07/14/20(a)	1,592	1,588,896
Series 0014, 2.45%, 09/11/20	779	777,473
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	300	298,395
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	2,625	2,630,224

		19,725,960

Manufacturing — 1.0%
3M Co., 2.00%, 08/07/20	777	772,019
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	2,527	2,513,607
4.38%, 09/16/20	2,445	2,488,252
5.50%, 01/08/20	2,344	2,381,856
5.55%, 05/04/20	1,297	1,328,569
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	849	846,045
Pall Corp., 5.00%, 06/15/20	300	307,071

		10,637,419

Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	5,007	5,041,348
Comcast Corp.
3.30%, 10/01/20	2,487	2,506,374
5.15%, 03/01/20	4,136	4,216,983
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)	1,007	1,005,620
5.05%, 06/01/20(a)	1,325	1,353,885
NBCUniversal Media LLC, 5.15%, 04/30/20(a)	5,345	5,467,080
Time Warner Cable LLC, 5.00%, 02/01/20	3,822	3,874,935
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	1,932	1,916,293
1.95%, 03/04/20	140	139,251
2.15%, 09/17/20	2,222	2,209,401
Walt Disney Co. (The), 5.65%, 08/15/20(b)	506	524,798

		28,255,968

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 2.25%, 06/15/20 (Call 05/15/20)	1,351	1,346,353

Mining — 0.0%
Southern Copper Corp., 5.38%, 04/16/20	189	192,888

Oil & Gas — 4.0%
BP Capital Markets America Inc., 4.50%, 10/01/20	3,547	3,635,604
BP Capital Markets PLC
2.32%, 02/13/20	3,778	3,765,873
2.52%, 01/15/20(a)	2,562	2,561,026
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	4,484	4,459,742
1.99%, 03/03/20	1,310	1,304,079
2.42%, 11/17/20 (Call 10/17/20)(a)	2,716	2,710,975
2.43%, 06/24/20 (Call 05/24/20)(a)	1,861	1,859,195

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc., 2.45%, 04/01/20 (Call 03/01/20)	$1,183	$1,179,936
EQT Corp., 2.50%, 10/01/20 (Call 09/01/20)	405	401,371
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	3,543	3,524,151
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	1,816	1,810,407
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	1,170	1,179,395
Pioneer Natural Resources Co., 7.50%, 01/15/20	429	442,453
Shell International Finance BV
2.13%, 05/11/20	4,948	4,923,804
2.25%, 11/10/20	2,947	2,934,357
4.38%, 03/25/20	3,368	3,420,541
Total Capital SA, 4.45%, 06/24/20	4,313	4,403,401

		44,516,310

Packaging & Containers — 0.1%
Packaging Corp. of America, 2.45%, 12/15/20	29	28,803
WestRock RKT LLC, 3.50%, 03/01/20	905	908,692

		937,495

Pharmaceuticals — 4.8%
AbbVie Inc., 2.50%, 05/14/20 (Call 04/14/20)	7,990	7,964,592
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	7,149	7,150,144
Allergan Inc./U.S., 3.38%, 09/15/20(a)	1,266	1,272,406
AstraZeneca PLC, 2.38%, 11/16/20	4,324	4,300,304
Cardinal Health Inc., 4.63%, 12/15/20	1,098	1,127,295
Cigna Corp., 3.20%, 09/17/20(b)	4,194	4,205,072
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	8,005	7,996,114
3.13%, 03/09/20	2,592	2,595,888
Express Scripts Holding Co., 2.60%, 11/30/20(a)	1,394	1,386,946
Johnson & Johnson, 2.95%, 09/01/20	1,135	1,143,013
McKesson Corp., 3.65%, 11/30/20	1,075	1,088,362
Mead Johnson Nutrition Co., 3.00%, 11/15/20	1,851	1,857,423
Medco Health Solutions Inc., 4.13%, 09/15/20	765	778,074
Merck &Co. Inc., 1.85%, 02/10/20	2,078	2,065,906
Mylan NV, 3.75%, 12/15/20 (Call 11/15/20)	1,114	1,125,374
Novartis Capital Corp.
1.80%, 02/14/20	1,929	1,918,487
4.40%, 04/24/20(a)	1,959	1,992,832
Pfizer Inc., 5.20%, 08/12/20	245	253,112
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(b)	2,430	2,464,312
Zoetis Inc., 3.45%, 11/13/20 (Call 10/13/20)	1,412	1,425,414

		54,111,070

Pipelines — 2.4%
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	1,119	1,123,700
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,401	1,428,305
5.20%, 03/15/20	1,208	1,231,604
Energy Transfer Operating LP
4.15%, 10/01/20 (Call 08/01/20)	2,404	2,440,252
7.50%, 10/15/20	2,100	2,233,308
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20 (Call 06/01/20)	880	906,594
Enterprise Products Operating LLC
5.20%, 09/01/20	2,726	2,813,723
5.25%, 01/31/20	1,428	1,453,433
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,393	1,437,116
6.50%, 04/01/20	1,540	1,588,556
6.85%, 02/15/20	1,358	1,398,591

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc./DE, 6.50%, 09/15/20	$275	$288,032
ONEOK Partners LP, 3.80%, 03/15/20 (Call 02/15/20)	215	216,260
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	1,080	1,076,987
Plains All American Pipeline LP/PAA Finance Corp., 5.75%, 01/15/20	726	738,988
TransCanada PipeLines Ltd., 3.80%, 10/01/20	2,566	2,604,798
Williams Companies Inc. (The)
4.13%, 11/15/20 (Call 08/15/20)	1,236	1,255,022
5.25%, 03/15/20	3,160	3,221,051

		27,456,320

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20 (Call 12/15/19)	569	568,351
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	1,146	1,150,894
American Tower Corp., 2.80%, 06/01/20 (Call 05/01/20)	3,024	3,023,244
AvalonBay Communities Inc., 3.63%, 10/01/20 (Call 07/01/20)	822	831,091
Boston Properties LP, 5.63%, 11/15/20 (Call 08/15/20)	1,642	1,702,212
Digital Realty Trust LP, 3.40%, 10/01/20 (Call 09/01/20)	915	922,000
ERP Operating LP, 4.75%, 07/15/20 (Call 04/15/20)	1,409	1,435,729
GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20 (Call 08/01/20)	2,090	2,128,289
HCP Inc., 2.63%, 02/01/20 (Call 11/01/19)	2,464	2,458,702
Liberty Property LP, 4.75%, 10/01/20 (Call 07/01/20)(a)	328	334,845
Office Properties Income Trust, 3.60%, 02/01/20 (Call 01/01/20)(a)	485	486,009
Simon Property Group LP, 2.50%, 09/01/20 (Call 06/01/20)	2,425	2,421,241
UDR Inc., 3.70%, 10/01/20 (Call 07/01/20)(a)	635	640,969
Ventas Realty LP/Ventas Capital Corp., 2.70%, 04/01/20 (Call 01/01/20)	1,294	1,293,133

		19,396,709

Retail — 2.4%
AutoNation Inc., 5.50%, 02/01/20	867	881,982
AutoZone Inc., 4.00%, 11/15/20 (Call 08/15/20)(a)	631	641,241
Costco Wholesale Corp., 1.75%, 02/15/20	953	946,519
Home Depot Inc. (The)
1.80%, 06/05/20.	1,854	1,840,151
3.95%, 09/15/20 (Call 06/15/20)	883	897,349
Lowe’s Companies Inc., 4.63%, 04/15/20 (Call 10/15/19)	520	524,503
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	2,548	2,535,031
2.75%, 12/09/20 (Call 11/09/20)	3,828	3,831,981
3.50%, 07/15/20	745	752,614
Nordstrom Inc., 4.75%, 05/01/20	997	1,014,936
Starbucks Corp., 2.20%, 11/22/20	1,338	1,328,741
Target Corp., 3.88%, 07/15/20	2,495	2,535,344
Walmart Inc.
1.90%, 12/15/20	4,766	4,721,724
2.85%, 06/23/20	2,125	2,134,159
3.25%, 10/25/20(a)	780	788,829
3.63%, 07/08/20	2,030	2,057,486

		27,432,590

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 6.75%, 03/19/20(a)	565	584,204

Semiconductors — 1.9%
Analog Devices Inc., 2.85%, 03/12/20(a)	1,310	1,310,419
Applied Materials Inc., 2.63%, 10/01/20 (Call 09/01/20)	1,213	1,213,000

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	$5,715	$5,689,683
Intel Corp.
1.85%, 05/11/20	2,048	2,033,172
2.45%, 07/29/20	4,472	4,467,796
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	955	954,666
QUALCOMM Inc., 2.25%, 05/20/20	4,208	4,190,242
Texas Instruments Inc., 1.75%, 05/01/20 (Call 04/01/20)(a)	1,402	1,391,191

		21,250,169

Software — 2.6%
Adobe Inc., 4.75%, 02/01/20	1,632	1,657,084
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	1,390	1,394,031
Broadridge Financial Solutions Inc., 3.95%, 09/01/20	890	902,629
CA Inc., 3.60%, 08/01/20 (Call 07/01/20)	1,020	1,023,958
Fidelity National Information Services Inc., 3.63%, 10/15/20 (Call 09/15/20)	3,344	3,378,544
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)	1,990	1,986,517
Microsoft Corp.
1.85%, 02/06/20	2,573	2,559,183
1.85%, 02/12/20 (Call 01/12/20)	2,599	2,585,849
2.00%, 11/03/20 (Call 10/03/20)	4,419	4,389,835
3.00%, 10/01/20	3,373	3,399,748
Oracle Corp., 3.88%, 07/15/20	3,132	3,183,208
VMware Inc., 2.30%, 08/21/20	2,937	2,917,028

		29,377,614

Telecommunications — 2.2%
America Movil SAB de CV, 5.00%, 03/30/20	2,145	2,187,128
AT&T Inc., 2.45%, 06/30/20 (Call 05/30/20)	6,076	6,058,744
Cisco Systems Inc.
2.45%, 06/15/20	3,591	3,589,061
4.45%, 01/15/20	4,804	4,865,539
Corning Inc., 4.25%, 08/15/20	250	254,497
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	225	225,999
Telefonica Emisiones SA, 5.13%, 04/27/20	4,408	4,503,521
Verizon Communications Inc., 2.63%, 02/21/20	3,501	3,502,961

		25,187,450

Transportation — 0.8%
Canadian National Railway Co., 2.40%, 02/03/20	663	661,117
CSX Corp., 3.70%, 10/30/20 (Call 07/30/20)	1,189	1,202,234

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp., 2.30%, 02/01/20	$2,142	$2,134,010
Norfolk Southern Railway Co., 9.75%, 06/15/20	857	922,706
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)(a)	703	700,455
2.65%, 03/02/20 (Call 02/20/20)	906	904,061
2.88%, 09/01/20 (Call 08/01/20)(a)	129	128,998
Union Pacific Corp., 2.25%, 06/19/20 (Call 05/19/20)	1,100	1,095,710
United Parcel Service of America Inc., 8.38%, 04/01/20	752	790,217

		8,539,508

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	757	755,085

Total Corporate Bonds & Notes — 98.2% (Cost: $1,102,513,748)		1,102,769,566

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	22,810	22,819,610
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	23,277	23,277,445

		46,097,055

Total Short-Term Investments — 4.1% (Cost: $46,089,026)		46,097,055

Total Investments in Securities — 102.3% (Cost: $1,148,602,774)		1,148,866,621

Other Assets, Less Liabilities — (2.3)%		(25,755,491)

Net Assets — 100.0%		$1,123,111,130

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,651	—		(12,841	)(b)	22,810	$22,819,610	$59,225	(c)	$8,384		$4,009
BlackRock Cash Funds: Treasury, SL Agency Shares	16,505	6,772	(b)	—		23,277	23,277,445	161,932		—		—
PNC Bank N.A.
2.00%, 05/19/20(d)	1,850	1,355		—		3,205	N/A	29,281		—		31,051
2.30%, 06/01/20(d)	1,720	705		—		2,425	N/A	25,415		—		26,639
2.45%, 11/05/20(d)	2,060	1,156		—		3,216	N/A	32,068		—		28,329
2.60%, 07/21/20(d)	550	780		—		1,330	N/A	15,331		—		5,850
PNC Financial Services Group Inc. (The) 4.38%, 08/11/20(d)	1,114	50		—		1,164	N/A	16,003		—		11,895

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)		Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
5.13%, 02/08/20(d)	1,399	—	—	1,399	$	N/A	$19,466	$—		$10,133

						$46,097,055	$358,721	$8,384		$117,906

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,102,769,566	$—	$1,102,769,566
Money Market Funds	46,097,055	—	—	46,097,055

	$46,097,055	$1,102,769,566	$—	$1,148,866,621

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$1,199	$1,222,237
WPP Finance 2010, 4.75%, 11/21/21	1,697	1,760,824

		2,983,061

Aerospace & Defense — 1.4%
Boeing Co. (The)
2.35%, 10/30/21	1,650	1,634,342
8.75%, 08/15/21	27	30,453
General Dynamics Corp.
3.00%, 05/11/21	3,652	3,684,758
3.88%, 07/15/21 (Call 04/15/21)	1,056	1,081,196
L3 Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)	1,375	1,419,069
Lockheed Martin Corp., 3.35%, 09/15/21	2,549	2,588,866
Northrop Grumman Corp., 3.50%, 03/15/21(a)	1,709	1,732,499
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	2,555	2,502,367
3.35%, 08/16/21	1,289	1,305,125

		15,978,675

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	3,705	3,843,493
Archer-Daniels-Midland Co., 4.48%, 03/01/21(a)	746	770,051
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	2,121	2,091,136
2.90%, 11/15/21(a)	1,861	1,870,324
4.13%, 05/17/21	280	287,678

		8,862,682

Airlines — 0.1%
Delta Air Lines Inc., 3.40%, 04/19/21	828	832,388

Apparel — 0.1%
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)(a)	620	630,639

Auto Manufacturers — 5.2%
American Honda Finance Corp.
1.65%, 07/12/21(a)	1,314	1,287,851
1.70%, 09/09/21	2,291	2,246,211
2.65%, 02/12/21	1,979	1,979,534
3.15%, 01/08/21	486	490,311
3.38%, 12/10/21(a)	1,059	1,077,808
Ford Motor Credit Co. LLC
3.20%, 01/15/21	2,550	2,533,450
3.34%, 03/18/21	3,675	3,661,329
3.47%, 04/05/21	2,369	2,360,472
3.81%, 10/12/21	1,438	1,443,407
5.09%, 01/07/21	1,488	1,525,706
5.75%, 02/01/21(a)	2,461	2,546,667
5.88%, 08/02/21(a)	3,603	3,771,188
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	4,738	4,734,636
3.55%, 04/09/21	950	956,507
4.20%, 03/01/21 (Call 02/01/21)	3,893	3,960,699
4.20%, 11/06/21	3,093	3,162,376
4.38%, 09/25/21	2,923	2,998,910
PACCAR Financial Corp.
2.80%, 03/01/21	1,776	1,780,973
3.10%, 05/10/21(a)	1,267	1,271,663
3.15%, 08/09/21	697	704,263
Toyota Motor Corp., 3.18%, 07/20/21	1,597	1,617,809

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.90%, 04/08/21	$2,238	$2,210,853
2.75%, 05/17/21	1,917	1,923,403
2.95%, 04/13/21	1,979	1,993,922
3.05%, 01/08/21(a)	1,782	1,796,951
3.40%, 09/15/21	2,437	2,483,742
4.25%, 01/11/21	1,248	1,282,707

		57,803,348

Banks — 35.4%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,155	1,169,045
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,015	2,036,822
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	2,590	2,565,628
2.55%, 11/23/21	1,600	1,589,840
Bancolombia SA, 5.95%, 06/03/21(a)	1,284	1,351,140
Bank of America Corp.
2.63%, 04/19/21(a)	4,389	4,383,075
5.00%, 05/13/21	2,340	2,443,522
5.88%, 01/05/21(a)	2,110	2,216,133
Bank of Montreal
1.90%, 08/27/21(a)	6,186	6,085,292
Series D, 3.10%, 04/13/21	544	548,581
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	3,740	3,697,065
2.50%, 04/15/21 (Call 03/15/21)	3,100	3,091,506
3.55%, 09/23/21 (Call 08/23/21)	2,471	2,519,530
4.15%, 02/01/21	530	543,669
Bank of Nova Scotia (The)
2.45%, 03/22/21	4,363	4,345,286
2.50%, 01/08/21(a)	3,254	3,246,223
2.80%, 07/21/21	1,905	1,909,324
3.13%, 04/20/21(a)	1,663	1,677,801
4.38%, 01/13/21(a)	1,599	1,643,772
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	3,938	3,921,382
Barclays PLC
3.20%, 08/10/21(a)	3,055	3,051,823
3.25%, 01/12/21	2,498	2,501,797
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,927	3,872,768
2.15%, 02/01/21 (Call 01/01/21)	2,156	2,135,820
3.20%, 09/03/21 (Call 08/03/21)	872	881,400
BNP Paribas SA, 5.00%, 01/15/21	6,450	6,689,037
BPCE SA
2.65%, 02/03/21	1,615	1,612,416
2.75%, 12/02/21	2,940	2,934,267
Branch Banking & Trust Co., 2.85%, 04/01/21 (Call 03/01/21)	1,055	1,057,363
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	2,280	2,281,208
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	2,436	2,400,702
2.95%, 07/23/21 (Call 06/23/21)	2,285	2,289,844
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)	1,795	1,799,685
3.40%, 07/23/21 (Call 06/23/21)	1,170	1,184,824
Citigroup Inc.
2.35%, 08/02/21	4,238	4,196,256
2.70%, 03/30/21	7,410	7,401,108
2.90%, 12/08/21 (Call 11/08/21)	5,938	5,944,057

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	$2,059	$2,046,873
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	1,560	1,543,199
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	1,675	1,668,769
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21)	1,844	1,863,786
Cooperatieve Rabobank UA, 4.50%, 01/11/21(a)	4,508	4,637,605
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	4,975	4,954,802
3.13%, 04/26/21(a)	800	805,960
Credit Suisse AG/New York NY, 3.00%, 10/29/21	3,959	3,975,430
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	3,385	3,419,493
Deutsche Bank AG
3.13%, 01/13/21(a)	1,952	1,935,974
3.38%, 05/12/21(a)	3,244	3,239,556
Deutsche Bank AG/New York NY
3.13%, 01/13/21(a)	15	14,786
3.15%, 01/22/21	7,033	6,923,145
3.38%, 05/12/21	3,930	3,873,605
4.25%, 02/04/21(a)	1,000	1,002,940
4.25%, 10/14/21	2,093	2,095,491
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)	2,090	2,101,892
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	2,960	2,932,590
2.88%, 10/01/21 (Call 09/01/21)	2,320	2,327,842
3.35%, 07/26/21 (Call 06/26/21)	500	506,855
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	4,253	4,198,136
2.63%, 04/25/21 (Call 03/25/21)	3,721	3,707,604
2.88%, 02/25/21 (Call 01/25/21)	3,552	3,554,380
5.25%, 07/27/21(a)	7,115	7,475,944
HSBC Holdings PLC
2.95%, 05/25/21	5,700	5,709,918
3.40%, 03/08/21(a)	5,877	5,935,829
5.10%, 04/05/21(a)	5,115	5,327,682
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	2,423	2,438,531
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	732	739,305
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	5,843	5,785,855
2.40%, 06/07/21 (Call 05/07/21)	3,228	3,207,502
2.55%, 03/01/21 (Call 02/01/21)	6,597	6,580,244
4.35%, 08/15/21	5,585	5,779,693
4.63%, 05/10/21	3,480	3,606,289
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	1,580	1,572,890
3.35%, 06/15/21	749	759,419
KeyCorp., 5.10%, 03/24/21	3,394	3,540,010
Lloyds Bank PLC
3.30%, 05/07/21	1,865	1,880,349
6.38%, 01/21/21(a)	1,207	1,277,984
Lloyds Banking Group PLC, 3.10%, 07/06/21	2,880	2,885,213
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	1,470	1,469,294
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,455	2,416,579
2.95%, 03/01/21	4,210	4,222,504

Security	Par (000)	Value

Banks (continued)
3.54%, 07/26/21	$1,927	$1,956,001
Mizuho Financial Group Inc., 2.27%, 09/13/21	2,709	2,668,907
Morgan Stanley
2.50%, 04/21/21	5,341	5,311,197
2.63%, 11/17/21	5,910	5,887,010
5.50%, 07/28/21	7,621	8,043,889
5.75%, 01/25/21	3,720	3,900,680
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	1,712	1,678,411
2.50%, 01/12/21	2,810	2,799,097
2.63%, 01/14/21(a)	2,385	2,379,896
3.38%, 09/20/21	125	126,639
3.70%, 11/04/21	1,806	1,844,432
Northern Trust Corp., 3.38%, 08/23/21	1,002	1,022,230
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(a)	3,538	3,501,346
2.50%, 01/22/21 (Call 12/23/20)(a)	1,675	1,670,595
2.55%, 12/09/21 (Call 11/09/21)	1,515	1,510,091
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	1,170	1,167,087
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	2,903	2,923,031
Royal Bank of Canada
2.50%, 01/19/21(a)	2,690	2,686,422
3.20%, 04/30/21(a)	4,034	4,078,011
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	1,317	1,358,775
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,255	3,239,539
3.13%, 01/08/21	3,196	3,200,315
Santander UK PLC
2.50%, 01/05/21(a)	716	712,162
3.40%, 06/01/21	1,469	1,482,456
3.75%, 11/15/21	875	892,395
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	1,095	1,070,483
2.63%, 03/15/21	3,685	3,673,245
State Street Corp.
1.95%, 05/19/21	2,113	2,084,136
4.38%, 03/07/21(a)	1,920	1,982,822
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	4,649	4,575,034
2.44%, 10/19/21(a)	774	766,368
2.93%, 03/09/21	4,302	4,313,228
SunTrust Banks Inc., 2.90%, 03/03/21 (Call 02/03/21)	3,137	3,145,188
Svenska Handelsbanken AB
1.88%, 09/07/21	1,331	1,303,741
2.45%, 03/30/21	3,286	3,266,678
3.35%, 05/24/21	2,332	2,359,214
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)(a)	1,379	1,394,652
Toronto-Dominion Bank (The)
1.80%, 07/13/21	3,988	3,914,701
2.13%, 04/07/21(a)	4,401	4,359,014
2.55%, 01/25/21	2,755	2,751,777
3.25%, 06/11/21	1,227	1,241,908
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	3,112	3,101,668
4.13%, 05/24/21 (Call 04/23/21)(a)	1,668	1,716,055
U.S. Bank N.A./Cincinnati OH
3.15%, 04/26/21 (Call 03/26/21)	1,046	1,056,335
3.45%, 11/16/21 (Call 10/15/21)(a)	2,845	2,899,254

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.10%, 07/26/21	$6,249	$6,155,515
2.50%, 03/04/21	5,794	5,766,305
3.00%, 01/22/21	2,602	2,612,590
4.60%, 04/01/21(a)	4,771	4,930,351
Wells Fargo Bank N.A.
2.60%, 01/15/21	4,330	4,321,427
3.63%, 10/22/21 (Call 09/21/21)	5,535	5,634,021
Westpac Banking Corp.
2.00%, 08/19/21	3,365	3,309,511
2.10%, 05/13/21	2,960	2,923,030
2.65%, 01/25/21	1,870	1,868,111
Zions Bancorp. N.A., 3.50%, 08/27/21	850	859,639

		394,557,373

Beverages — 2.0%
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21 (Call 01/01/21)	4,672	4,664,291
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	1,842	1,802,821
3.30%, 09/01/21	3,096	3,152,688
Constellation Brands Inc., 3.75%, 05/01/21	1,412	1,435,637
Keurig Dr Pepper Inc., 3.55%, 05/25/21(b)	2,817	2,850,297
Molson Coors Brewing Co., 2.10%, 07/15/21 (Call 06/15/21)	3,057	3,002,188
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	1,709	1,675,965
2.00%, 04/15/21 (Call 03/15/21)	2,058	2,039,087
3.00%, 08/25/21	2,174	2,199,501

		22,822,475

Biotechnology —1.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	1,552	1,520,417
3.88%, 11/15/21 (Call 08/15/21)	3,913	4,006,442
4.10%, 06/15/21 (Call 03/15/21)	2,975	3,047,739
Celgene Corp.
2.25%, 08/15/21	800	789,056
2.88%, 02/19/21	1,751	1,746,973
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	3,088	3,209,451
4.50%, 04/01/21 (Call 01/01/21)(a)	1,628	1,676,579

		15,996,657

Building Materials — 0.2%
CRH America Inc., 5.75%, 01/15/21	139	144,139
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)(a)	413	419,265
4.25%, 03/01/21	954	974,225
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)(a)	695	700,678

		2,238,307

Chemicals — 0.8%
Air Products & Chemicals Inc., 3.00%, 11/03/21(a)	609	614,798
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	818	863,603
Dow Chemical Co. (The), 4.13%, 11/15/21 (Call 08/15/21)	3,703	3,805,721
Eastman Chemical Co., 3.50%, 12/01/21	818	829,256
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	1,298	1,383,408
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	550	558,300

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc.
3.00%, 09/01/21	$535	$540,462
4.05%, 03/15/21	665	683,055

		9,278,603

Commercial Services — 0.8%
Ecolab Inc., 4.35%, 12/08/21(a)	2,396	2,492,655
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	795	781,119
3.60%, 08/15/21	743	752,860
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)(a)	1,372	1,368,817
3.25%, 06/07/21 (Call 05/07/21)	567	572,188
Total System Services Inc., 3.80%, 04/01/21 (Call 03/01/21)	2,168	2,197,788
Verisk Analytics Inc., 5.80%, 05/01/21	1,005	1,062,486

		9,227,913

Computers — 3.2%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	3,282	3,213,275
2.25%, 02/23/21 (Call 01/23/21)	5,315	5,294,378
2.85%, 05/06/21	6,648	6,693,871
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(b)	8,745	8,960,564
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	729	738,251
HP Inc.
4.30%, 06/01/21	889	914,577
4.38%, 09/15/21	718	741,759
4.65%, 12/09/21	1,250	1,302,175
IBM Credit LLC
1.80%, 01/20/21	1,523	1,499,972
2.65%, 02/05/21	1,130	1,127,819
3.60%, 11/30/21	1,389	1,418,280
International Business Machines Corp.
2.25%, 02/19/21	2,155	2,137,092
2.90%, 11/01/21(a)	590	592,035
NetApp Inc., 3.38%, 06/15/21 (Call 04/15/21)	905	911,851

		35,545,899

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 2.45%, 11/15/21	145	145,403
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	435	427,048
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,958	1,923,774
1.85%, 02/02/21(a)	1,945	1,924,169
Unilever Capital Corp.
1.38%, 07/28/21(a)	1,345	1,311,106
2.75%, 03/22/21	1,272	1,276,223
4.25%, 02/10/21	2,125	2,187,794

		9,195,517

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 12/16/21 (Call 11/16/21)(a)	350	359,548
4.50%, 05/15/21(a)	2,034	2,079,704
5.00%, 10/01/21(a)	1,693	1,759,298
Air Lease Corp.
2.50%, 03/01/21	1,292	1,283,860
3.38%, 06/01/21 (Call 05/01/21)(a)	1,272	1,279,988
3.88%, 04/01/21 (Call 03/01/21)	1,100	1,116,698

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd., 5.13%, 03/15/21(a)	$315	$324,951
American Express Co.
3.00%, 02/22/21 (Call 01/22/21)	3,012	3,024,530
3.38%, 05/17/21 (Call 04/17/21)	2,007	2,032,810
3.70%, 11/05/21 (Call 10/05/21)	1,206	1,232,243
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)	4,906	4,868,420
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	1,450	1,467,052
4.75%, 07/15/21	4,585	4,775,094
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)	1,286	1,300,840
International Lease Finance Corp., 4.63%, 04/15/21(a)	940	964,515
Jefferies Group LLC, 6.88%, 04/15/21	1,368	1,460,682
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	1,690	1,668,385
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21	1,388	1,396,106
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)(a)	2,308	2,344,005

		34,738,729

Electric — 4.0%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	288	293,789
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)	490	504,940
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	210	213,032
Berkshire Hathaway Energy Co., 2.38%, 01/15/21	1,198	1,194,358
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	1,052	1,034,295
CenterPoint Energy Inc., 3.60%, 11/01/21	666	677,775
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	722	732,158
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	2,045	2,014,673
Dominion Energy Inc.
4.10%, 04/01/21(c)	555	565,029
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,595	1,562,334
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	534	574,338
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)	1,162	1,188,389
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,277	2,226,109
3.55%, 09/15/21 (Call 06/15/21)	2,377	2,412,156
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)(a)	388	391,310
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)	543	546,980
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)(a)	2,132	2,118,014
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	590	599,110
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	410	422,435
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	1,061	1,055,716
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,358	1,340,971
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)(b)	100	98,079
2.10%, 10/04/21 (Call 09/04/21)(a)	1,390	1,363,298
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)(a)	398	394,836
NextEra Energy Capital Holdings Inc., 4.50%, 06/01/21 (Call 03/01/21)	570	587,493
Ohio Power Co., Series M, 5.38%, 10/01/21	498	528,428
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)	862	881,128
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	100	97,789
PNM Resources Inc., 3.25%, 03/09/21(a)	726	727,002

Security	Par (000)	Value

Electric (continued)
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)(a)	$455	$457,734
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	759	776,594
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	1,157	1,156,676
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)	435	429,902
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	693	678,787
Puget Energy Inc., 6.00%, 09/01/21	655	696,907
San Diego Gas & Electric Co., 3.00%, 08/15/21(a)	1,256	1,260,421
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	703	711,640
Series A, 2.90%, 03/01/21	1,883	1,875,788
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	5,003	4,955,672
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	610	603,211
WEC Energy Group Inc., 3.38%, 06/15/21(a)	1,943	1,965,752
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	210	210,779
Wisconsin Public Service Corp., 3.35%, 11/21/21(a)	831	843,939
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)	1,221	1,212,404

		44,182,170

Electrical Components & Equipment — 0.2%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	1,673	1,674,456

Electronics — 0.8%
Amphenol Corp., 3.13%, 09/15/21 (Call 08/15/21)	480	483,317
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)	865	873,927
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	325	324,971
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	1,225	1,212,101
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	4,405	4,337,163
4.25%, 03/01/21(a)	964	994,346
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	901	938,346

		9,164,171

Environmental Control — 0.2%
Republic Services Inc., 5.25%, 11/15/21	989	1,047,539
Waste Management Inc., 4.60%, 03/01/21 (Call 12/01/20)	820	844,575

		1,892,114

Food — 1.7%
Campbell Soup Co.
3.30%, 03/15/21	1,972	1,985,311
4.25%, 04/15/21	700	716,954
Conagra Brands Inc., 3.80%, 10/22/21	2,131	2,172,214
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	2,112	2,128,706
3.20%, 04/16/21.	1,550	1,562,679
Hershey Co. (The), 3.10%, 05/15/21	1,153	1,166,052
JM Smucker Co. (The), 3.50%, 10/15/21(a)	1,318	1,338,284
Kellogg Co., 3.25%, 05/14/21	1,025	1,035,014
Kraft Heinz Foods Co., 3.38%, 06/15/21	925	932,381
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	566	563,708
2.95%, 11/01/21 (Call 10/01/21)	1,425	1,427,294
3.30%, 01/15/21 (Call 12/15/20)	1,270	1,278,611
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	1,333	1,325,708
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	822	810,780

		18,443,696

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.0%
International Paper Co., 7.50%, 08/15/21	$344	$378,985

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)(a)	775	794,112
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	451	466,027
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	219	221,449

		1,481,588

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)(a)	720	731,131

Health Care – Products — 1.7%
Abbott Laboratories, 2.90%, 11/30/21 (Call 10/30/21)	6,492	6,523,032
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	1,120	1,091,608
Becton Dickinson and Co., 3.13%, 11/08/21	2,787	2,797,897
Life Technologies Corp., 5.00%, 01/15/21 (Call 10/15/20)	375	386,051
Medtronic Inc., 4.13%, 03/15/21 (Call 12/15/20)(a)	441	452,193
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	2,126	2,120,749
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)(a)	2,547	2,588,847
4.50%, 03/01/21	2,050	2,112,525
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	355	358,046

		18,430,948

Health Care – Services — 1.1%
Aetna Inc., 4.13%, 06/01/21 (Call 03/01/21)	780	797,823
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	1,196	1,215,351
Cigna Holding Co., 4.50%, 03/15/21 (Call 12/15/20)(a)	470	481,595
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)(a)	1,687	1,761,279
Quest Diagnostics Inc., 4.70%, 04/01/21	927	956,386
UnitedHealth Group Inc.
2.13%, 03/15/21	3,138	3,111,044
2.88%, 12/15/21	1,593	1,606,445
3.15%, 06/15/21	1,538	1,554,241
3.38%, 11/15/21 (Call 08/15/21)	665	675,600
4.70%, 02/15/21 (Call 11/15/20)(a)	525	540,997

		12,700,761

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21	759	789,451

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21	195	200,193

Housewares — 0.1%
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(a)	1,510	1,552,129

Insurance — 1.7%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)(a)	4,692	4,727,096
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	691	690,834
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21	2,607	2,684,558
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	2,860	2,847,187
3.75%, 08/15/21(a)	888	913,637
CNA Financial Corp., 5.75%, 08/15/21	385	409,817
Lincoln National Corp., 4.85%, 06/24/21	275	286,066

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)	$1,275	$1,321,869
MetLife Inc., 4.75%, 02/08/21(a)	645	668,414
Progressive Corp. (The), 3.75%, 08/23/21	732	754,634
Prudential Financial Inc., 4.50%, 11/16/21	1,001	1,044,303
Reinsurance Group of America Inc., 5.00%, 06/01/21	645	671,845
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(a)	1,115	1,123,418
Unum Group, 3.00%, 05/15/21 (Call 04/15/21)	497	497,099
Willis Towers Watson PLC, 5.75%, 03/15/21	480	503,424

		19,144,201

Internet — 1.0%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)(a)	2,410	2,425,761
Alphabet Inc., 3.63%, 05/19/21	2,465	2,526,724
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)	2,590	2,646,384
eBay Inc., 2.88%, 08/01/21 (Call 06/01/21)(a)	2,167	2,166,155
JD.com Inc., 3.13%, 04/29/21	1,445	1,437,847

		11,202,871

Iron & Steel — 0.0%
ArcelorMittal, 5.50%, 03/01/21	370	386,528

Lodging — 0.1%
Marriott International Inc./MD 2.88%, 03/01/21 (Call 02/01/21)	970	970,320
Series N, 3.13%, 10/15/21 (Call 07/15/21)(a)	520	522,122

		1,492,442

Machinery — 1.9%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	3,388	3,313,362
2.90%, 03/15/21	918	921,690
3.15%, 09/07/21	1,254	1,268,271
Caterpillar Inc., 3.90%, 05/27/21	3,059	3,137,953
CNH Industrial Capital LLC
3.88%, 10/15/21	465	472,528
4.88%, 04/01/21	1,840	1,896,083
Dover Corp., 4.30%, 03/01/21 (Call 12/01/20)	400	408,820
John Deere Capital Corp.
2.35%, 01/08/21(a)	1,678	1,670,533
2.55%, 01/08/21	1,269	1,268,175
2.80%, 03/04/21	836	839,286
2.88%, 03/12/21	167	167,655
3.13%, 09/10/21(a)	1,128	1,140,385
3.15%, 10/15/21	1,498	1,516,186
3.90%, 07/12/21(a)	1,007	1,034,511
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	1,163	1,159,441
Xylem Inc./NY, 4.88%, 10/01/21(a)	1,260	1,316,612

		21,531,491

Manufacturing — 1.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,546	1,513,766
3.00%, 09/14/21 (Call 08/14/21)	585	591,119
General Electric Co.
4.63%, 01/07/21	2,184	2,240,849
4.65%, 10/17/21	3,496	3,622,555
5.30%, 02/11/21	2,731	2,827,623
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)(a)	340	344,930
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	1,525	1,527,486

		12,668,328

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.9%
CBS Corp., 4.30%, 02/15/21 (Call 11/15/20)	$316	$323,217
Comcast Corp., 3.45%, 10/01/21	2,156	2,196,166
Discovery Communications LLC, 4.38%, 06/15/21(a)	745	766,493
NBCUniversal Media LLC, 4.38%, 04/01/21	5,617	5,791,913
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	3,084	3,137,816
4.13%, 02/15/21 (Call 11/15/20)	1,444	1,466,483
TWDC Enterprises 18 Corp.
2.30%, 02/12/21	1,863	1,856,424
2.75%, 08/16/21	1,329	1,336,894
3.75%, 06/01/21	1,069	1,094,250
Viacom Inc., 3.88%, 12/15/21(a)	1,175	1,196,691
Walt Disney Co. (The), 4.50%, 02/15/21(b)	1,855	1,916,011

		21,082,358

Mining — 0.3%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(a)	1,870	1,901,173
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	430	444,190
Newmont Goldcorp Corp., 3.63%, 06/09/21 (Call 04/09/21)(b)	1,341	1,355,697

		3,701,060

Oil & Gas — 4.2%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	2,032	2,100,742
Apache Corp., 3.63%, 02/01/21 (Call 11/01/20)	869	878,133
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,604	1,584,062
4.74%, 03/11/21	2,233	2,316,938
BP Capital Markets PLC, 3.56%, 11/01/21	2,602	2,655,133
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	1,363	1,378,579
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)	4,017	3,973,415
Devon Energy Corp., 4.00%, 07/15/21 (Call 04/15/21)	1,443	1,472,596
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	1,257	1,282,153
EOG Resources Inc., 4.10%, 02/01/21	1,626	1,663,788
EQT Corp., 4.88%, 11/15/21(a)	1,889	1,968,376
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/01/21)	6,536	6,510,771
Marathon Petroleum Corp., 5.13%, 03/01/21	1,605	1,666,680
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)(a)	2,890	2,967,250
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21 (Call 11/01/20)	2,513	2,557,631
Pioneer Natural Resources Co., 3.45%, 01/15/21 (Call 12/15/20)	1,225	1,237,728
Shell International Finance BV
1.75%, 09/12/21	3,361	3,294,587
1.88%, 05/10/21	3,093	3,051,647
Total Capital International SA, 2.75%, 06/19/21	2,640	2,649,636
Total Capital SA
4.13%, 01/28/21(a)	930	954,496
4.25%, 12/15/21(a)	583	607,457

		46,771,798

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	728	734,923
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	1,099	1,109,056

		1,843,979

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	845	870,173

Security	Par (000)	Value

Pharmaceuticals — 5.3%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	$4,565	$4,519,441
3.38%, 11/14/21	2,025	2,047,721
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	871	880,607
Cigna Corp., 3.40%, 09/17/21(b)	2,878	2,908,133
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	4,507	4,434,482
3.35%, 03/09/21	5,062	5,098,497
4.13%, 05/15/21 (Call 02/15/21)	1,246	1,271,929
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)(a)	1,272	1,280,751
4.75%, 11/15/21	2,887	3,012,267
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21(a)	2,060	2,079,714
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	2,799	2,758,806
2.45%, 12/05/21	650	648,928
3.55%, 05/15/21(a)	595	607,650
Merck & Co. Inc., 3.88%, 01/15/21 (Call 10/15/20)(a)	2,548	2,598,756
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	4,259	4,259,767
Perrigo Finance Unlimited Co., 3.50%, 12/15/21 (Call 10/15/21)	275	269,915
Pfizer Inc.
1.95%, 06/03/21	3,437	3,401,599
2.20%, 12/15/21	2,347	2,328,881
3.00%, 09/15/21	1,220	1,234,604
Sanofi, 4.00%, 03/29/21	3,461	3,547,975
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	6,640	6,561,449
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)(b)	2,292	2,351,019
Zoetis Inc., 3.25%, 08/20/21	1,071	1,081,217

		59,184,108

Pipelines — 1.9%
Buckeye Partners LP, 4.88%, 02/01/21 (Call 11/01/20)	918	940,436
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	723	741,227
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)(a)	2,258	2,325,785
Enterprise Products Operating LLC
2.80%, 02/15/21(a)	1,849	1,849,851
2.85%, 04/15/21 (Call 03/15/21)	1,558	1,558,421
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	2,156	2,176,547
5.00%, 10/01/21 (Call 07/01/21)	1,070	1,115,122
5.80%, 03/01/21	518	544,092
Magellan Midstream Partners LP, 4.25%, 02/01/21	669	685,063
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	648	666,131
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (Call 11/01/20)	3,936	4,082,616
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	525	539,600
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	737	755,668
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	25	25,612
TransCanada PipeLines Ltd., 9.88%, 01/01/21	71	78,826
Western Midstream Operating LP, 5.38%, 06/01/21 (Call 03/01/21)	1,284	1,334,436

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	$1,697	$1,739,696
7.88%, 09/01/21	250	276,352

		21,435,481

Real Estate Investment Trusts — 2.3%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	2,174	2,189,761
3.45%, 09/15/21	1,258	1,274,983
5.90%, 11/01/21	928	996,152
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)(a)	1,390	1,422,262
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)(a)	433	433,494
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,733	1,708,634
3.40%, 02/15/21 (Call 01/15/21)	2,207	2,225,980
Digital Realty Trust LP, 5.25%, 03/15/21 (Call 12/15/20).	1,075	1,113,001
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)(a)	1,956	2,040,969
GLP Capital LP/GLP Financing II Inc., 4.38%, 04/15/21	1,108	1,127,556
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21 (Call 05/15/21)	406	407,750
Highwoods Realty LP, 3.20%, 06/15/21 (Call 04/15/21)	250	249,548
Hospitality Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)(a)	711	718,707
Host Hotels & Resorts LP, 6.00%, 10/01/21 (Call 07/01/21)(a)	455	480,680
Kimco Realty Corp., 3.20%, 05/01/21 (Call 03/01/21)(a)	933	937,376
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 05/31/19)	860	870,191
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	1,824	1,818,127
4.13%, 12/01/21 (Call 09/01/21)	1,429	1,475,643
4.38%, 03/01/21 (Call 12/01/20)	1,660	1,705,667
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	1,020	1,037,850
Welltower Inc., 4.95%, 01/15/21 (Call 10/15/20)	415	427,130
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	719	738,923

		25,400,384

Retail — 2.5%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	900	900,270
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,576	1,646,037
Costco Wholesale Corp., 2.15%, 05/18/21 (Call 04/18/21)(a)	2,339	2,324,218
Family Dollar Stores Inc., 5.00%, 02/01/21	196	201,907
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	3,989	3,952,341
4.40%, 04/01/21 (Call 01/01/21)	2,153	2,218,839
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	695	707,322
3.80%, 11/15/21 (Call 08/15/21)	1,150	1,176,680
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)	881	886,251
McDonald’s Corp., 3.63%, 05/20/21	1,268	1,292,320
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	758	775,389
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,132	1,174,620
4.88%, 01/14/21 (Call 10/14/20)	575	592,537
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	2,409	2,386,283
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)	1,240	1,244,861

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)(a)	$3,021	$3,045,682
Walmart Inc., 3.13%, 06/23/21	3,306	3,346,928

		27,872,485

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	80	88,439

Semiconductors — 2.0%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,445	1,433,267
2.95%, 01/12/21	1,890	1,894,744
Applied Materials Inc., 4.30%, 06/15/21(a)	1,285	1,331,119
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/21	1,386	1,365,806
Broadcom Inc., 3.13%, 04/15/21(b)	2,260	2,259,322
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	1,725	1,695,433
3.30%, 10/01/21(a)	3,436	3,497,023
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	1,099	1,129,299
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	2,267	2,268,882
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	2,730	2,698,141
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)(a)	1,534	1,539,108
Xilinx Inc., 3.00%, 03/15/21	637	638,784

		21,750,928

Software — 2.3%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	2,087	2,058,992
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	1,285	1,304,095
Fidelity National Information Services Inc., 2.25%, 08/15/21 (Call 07/15/21)	1,933	1,909,050
Fiserv Inc., 4.75%, 06/15/21	300	311,472
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(a)	6,764	6,627,097
4.00%, 02/08/21	984	1,012,654
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	8,484	8,343,675
2.80%, 07/08/21	3,925	3,943,134

		25,510,169

Telecommunications — 3.0%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	3,689	3,691,029
3.88%, 08/15/21(a)	2,345	2,399,592
4.45%, 05/15/21	2,037	2,104,384
4.60%, 02/15/21 (Call 11/15/20)	1,175	1,207,841
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	4,467	4,395,885
2.20%, 02/28/21	5,181	5,150,018
2.90%, 03/04/21(a)	957	963,565
Juniper Networks Inc., 4.60%, 03/15/21	375	385,871
Motorola Solutions Inc., 3.50%, 09/01/21	855	865,311
Orange SA, 4.13%, 09/14/21	2,214	2,288,036
Telefonica Emisiones SA, 5.46%, 02/16/21	3,274	3,418,351
Verizon Communications Inc.
3.45%, 03/15/21	1,481	1,500,949
3.50%, 11/01/21	1,547	1,583,386
4.60%, 04/01/21	2,345	2,428,201
Vodafone Group PLC, 4.38%, 03/16/21(a)	821	845,720

		33,228,139

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	1,054	1,057,267

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)(a)	$1,039	$1,055,738
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)(a)	775	776,875
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)	1,100	1,127,324
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	691	697,689
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	830	817,940
3.45%, 11/15/21 (Call 10/15/21)(a)	365	369,365
3.50%, 06/01/21(a)	575	582,170
Union Pacific Corp. 3.20%, 06/08/21	840	849,358
4.00%, 02/01/21 (Call 11/01/20)(a)	1,880	1,917,431
United Parcel Service Inc. 2.05%, 04/01/21	1,604	1,588,650
3.13%, 01/15/21	2,940	2,968,195

		12,750,735

Trucking & Leasing — 0.1%
GATX Corp., 4.85%, 06/01/21	550	568,167

Total Corporate Bonds & Notes — 98.8% (Cost: $1,099,260,714)		1,101,855,590

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	43,264	43,281,557

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	6,754	$6,753,625

		50,035,182

Total Short-Term Investments — 4.5% (Cost: $50,019,865)		50,035,182

Total Investments in Securities — 103.3% (Cost: $1,149,280,579)		1,151,890,772

Other Assets, Less Liabilities — (3.3)%		(37,007,814)

Net Assets — 100.0%		$1,114,882,958

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,042	—		(8,778	)(b)	43,264	$43,281,557	$100,409	(c)	$10,848		$8,082
BlackRock Cash Funds: Treasury, SL Agency Shares	2,993	3,761	(b)	—		6,754	6,753,625	76,989		—		—
PNC Bank N.A.
2.15%, 04/29/21(d)	2,725	813		—		3,538	N/A	41,115		—		52,554
2.50%, 01/22/21(d)	1,090	585		—		1,675	N/A	19,669		—		15,389
2.55%, 12/09/21(d)	910	605		—		1,515	N/A	17,640		—		17,635

							$50,035,182	$255,822		$10,848		$93,660

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,101,855,590	$—	$1,101,855,590
Money Market Funds	50,035,182	—	—	50,035,182

	$50,035,182	$1,101,855,590	$—	$1,151,890,772

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$2,134	$2,176,232
WPP Finance 2010, 3.63%, 09/07/22	1,177	1,186,075

		3,362,307

Aerospace & Defense — 1.8%
Boeing Co. (The), 2.70%, 05/01/22	105	104,814
Embraer SA, 5.15%, 06/15/22(a)	450	468,801
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	1,457	1,439,939
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	2,942	2,912,845
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	1,801	1,800,099
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	2,409	2,401,460
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)	1,125	1,107,585
3.10%, 06/01/22	4,525	4,553,779

		14,789,322

Agriculture — 2.0%
Altria Group Inc.
2.85%, 08/09/22	3,807	3,786,138
3.49%, 02/14/22 (Call 01/14/22)	866	877,483
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	936	953,709
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	3,224	3,179,283
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	2,275	2,244,674
2.50%, 08/22/22	1,846	1,828,223
2.63%, 02/18/22 (Call 01/18/22)	650	648,096
Reynolds American Inc., 4.00%, 06/12/22(a)	2,410	2,465,647

		15,983,253

Airlines — 0.3%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22(a)	269	283,245
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	2,034	2,052,591
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	410	407,917

		2,743,753

Apparel — 0.2%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,534	1,526,345

Auto Manufacturers — 2.9%
American Honda Finance Corp., 2.60%, 11/16/22	672	669,540
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	1,035	1,006,155
3.22%, 01/09/22	1,575	1,553,958
3.34%, 03/28/22 (Call 02/28/22)(a)	1,705	1,685,699
4.25%, 09/20/22	1,510	1,529,932
5.60%, 01/07/22(a)	2,000	2,090,740
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	2,084	2,067,912
3.45%, 01/14/22 (Call 12/14/21)	2,232	2,244,209
3.45%, 04/10/22 (Call 02/10/22)	3,097	3,111,339
3.55%, 07/08/22	495	497,960
PACCAR Financial Corp.
2.30%, 08/10/22	571	564,005
2.85%, 03/01/22(a)	335	337,315
Toyota Motor Credit Corp.
2.15%, 09/08/22	858	846,554
2.60%, 01/11/22(a)	1,710	1,712,291
2.65%, 04/12/22	250	250,538

Security	Par (000)	Value

Auto Manufacturers (continued)
2.80%, 07/13/22(a)	$623	$627,056
3.30%, 01/12/22(a)	2,484	2,530,948

		23,326,151

Banks — 24.1%
Australia & New Zealand Banking Group Ltd./ New York NY
2.63%, 05/19/22	565	561,621
2.63%, 11/09/22	875	867,405
Banco Santander SA, 3.50%, 04/11/22	1,377	1,393,304
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	2,749	2,711,366
5.70%, 01/24/22	2,443	2,630,378
Bank of Montreal
2.35%, 09/11/22	2,326	2,297,739
2.55%, 11/06/22 (Call 10/06/22)	1,163	1,156,324
2.90%, 03/26/22	1,523	1,526,381
Bank of New York Mellon Corp. (The), 2.60%, 02/07/22 (Call 01/07/22)	2,095	2,085,656
Bank of Nova Scotia (The)
2.45%, 09/19/22	1,372	1,365,250
2.70%, 03/07/22(a)	3,624	3,625,993
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)	1,693	1,694,050
3.05%, 06/20/22 (Call 05/20/22)(a)	1,158	1,165,735
3.95%, 03/22/22 (Call 02/22/22)	545	559,552
Branch Banking & Trust Co., 2.63%, 01/15/22 (Call 12/15/21)	1,229	1,229,221
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	2,800	2,787,008
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)	1,144	1,132,720
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)(a)	2,265	2,246,110
2.75%, 04/25/22 (Call 03/25/22)	4,446	4,424,926
4.05%, 07/30/22(a)	1,787	1,844,273
4.50%, 01/14/22	4,922	5,127,001
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	1,040	1,031,098
3.25%, 02/14/22 (Call 01/14/22)	868	875,543
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)	1,135	1,129,223
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	5,602	5,762,441
3.95%, 11/09/22	3,120	3,178,094
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22(a)	3,060	3,126,188
Deutsche Bank AG/New York NY
3.30%, 11/16/22	1,928	1,864,762
Series D, 5.00%, 02/14/22(a)	1,350	1,377,540
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,472	1,462,241
3.50%, 03/15/22 (Call 02/15/22)(a)	1,018	1,037,647
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	950	940,956
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	6,743	6,746,844
5.75%, 01/24/22	6,812	7,306,279
HSBC Holdings PLC
2.65%, 01/05/22	3,760	3,735,485
4.00%, 03/30/22(a)	3,028	3,120,415
4.88%, 01/14/22(a)	926	974,235
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	1,987	1,960,017
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	695	689,273
3.13%, 04/01/22 (Call 03/01/22)	300	302,289

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV, 3.15%, 03/29/22	$2,415	$2,425,457
JPMorgan Chase & Co.
3.25%, 09/23/22	5,290	5,352,581
4.50%, 01/24/22	6,032	6,298,976
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,785	1,759,296
2.40%, 06/09/22	1,260	1,249,303
3.18%, 05/22/22	550	551,766
3.30%, 02/01/22	950	964,449
Lloyds Banking Group PLC, 3.00%, 01/11/22	2,019	2,010,076
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)(a)	1,419	1,409,989
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	3,249	3,222,131
3.00%, 02/22/22	1,394	1,398,335
3.22%, 03/07/22(a)	1,775	1,791,135
Mizuho Financial Group Inc.
2.60%, 09/11/22	1,480	1,464,667
2.95%, 02/28/22	3,005	3,005,962
Morgan Stanley
2.75%, 05/19/22	6,134	6,102,962
4.88%, 11/01/22(a)	3,238	3,422,890
MUFG Americas Holdings Corp., 3.50%, 06/18/22	175	177,195
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	1,625	1,639,089
National Australia Bank Ltd./New York
2.50%, 05/22/22	2,390	2,366,411
2.80%, 01/10/22	1,215	1,214,745
Northern Trust Corp., 2.38%, 08/02/22	1,191	1,186,974
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)(a)	800	796,824
2.63%, 02/17/22 (Call 01/18/22)	2,863	2,862,170
2.70%, 11/01/22 (Call 10/01/22)	892	886,987
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(b)	1,037	1,035,621
3.30%, 03/08/22 (Call 02/06/22)	1,490	1,513,870
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	2,901	2,884,870
Royal Bank of Canada
2.75%, 02/01/22(a)	2,101	2,106,021
2.80%, 04/29/22	750	750,750
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	3,558	3,806,953
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)(a)	2,775	2,803,527
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	565	563,243
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	1,725	1,744,234
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	2,530	2,524,206
2.78%, 10/18/22(a)	1,870	1,861,922
2.85%, 01/11/22	1,839	1,839,386
SunTrust Bank/Atlanta GA, 2.45%, 08/01/22 (Call 07/01/22)	1,857	1,835,069
SunTrust Banks Inc., 2.70%, 01/27/22 (Call 12/27/21)	1,776	1,768,807
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	2,160	2,143,541
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,225	1,208,266
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)(a)	2,801	2,815,145
3.00%, 03/15/22 (Call 02/15/22)	1,284	1,294,246
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	1,553	1,553,419
Wells Fargo & Co.
2.63%, 07/22/22	6,120	6,066,450
3.50%, 03/08/22	4,593	4,669,014

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.50%, 06/28/22(a)	$1,890	$1,871,950
2.80%, 01/11/22(a)	2,563	2,563,820
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)	1,200	1,210,824

		195,048,107

Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	1,370	1,357,136
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	630	632,759
Coca-Cola Co. (The), 2.20%, 05/25/22	933	923,969
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)(a)	917	907,207
2.70%, 05/09/22 (Call 04/09/22)	1,701	1,689,161
Diageo Investment Corp., 2.88%, 05/11/22	1,741	1,752,821
Molson Coors Brewing Co., 3.50%, 05/01/22	527	534,731
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	1,404	1,391,350
2.75%, 03/05/22	2,146	2,162,202
3.10%, 07/17/22 (Call 05/17/22)	1,763	1,791,984

		13,143,320

Biotechnology — 1.7%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	2,763	2,747,638
2.70%, 05/01/22 (Call 03/01/22)(a)	1,072	1,068,152
3.63%, 05/15/22 (Call 02/15/22)	1,800	1,844,100
Biogen Inc., 3.63%, 09/15/22(a)	1,847	1,887,080
Celgene Corp.
3.25%, 08/15/22	1,672	1,685,326
3.55%, 08/15/22	1,574	1,602,080
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	950	930,249
3.25%, 09/01/22 (Call 07/01/22)	2,006	2,037,133

		13,801,758

Building Materials — 0.2%
Masco Corp., 5.95%, 03/15/22(a)	517	554,245
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	1,187	1,219,262

		1,773,507

Chemicals — 1.9%
Cabot Corp., 3.70%, 07/15/22	465	471,054
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	773	809,200
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	3,301	3,305,489
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	2,140	2,179,055
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	1,275	1,278,710
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	1,615	1,618,844
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,033	1,019,406
2.45%, 02/15/22 (Call 11/15/21)	1,276	1,270,909
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)(a)	305	305,653
Sasol Financing International Ltd., 4.50%, 11/14/22	700	712,628
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	2,712	2,693,775

		15,664,723

Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	1,114	1,180,740
Catholic Health Initiatives, 2.95%, 11/01/22	515	511,302
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	1,452	1,433,981
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	524	525,918
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	689	722,658
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	654	660,043

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.13%, 09/12/22	$955	$989,370

		6,024,012

Computers — 2.6%
Apple Inc.
2.10%, 09/12/22 (Call 08/12/22)	1,930	1,902,343
2.15%, 02/09/22(a)	2,957	2,927,105
2.50%, 02/09/22 (Call 01/09/22)	3,417	3,413,481
2.70%, 05/13/22(a)	2,946	2,958,196
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)(a)	1,894	1,978,832
HP Inc., 4.05%, 09/15/22	733	758,486
IBM Credit LLC, 2.20%, 09/08/22	946	928,802
International Business Machines Corp.
1.88%, 08/01/22(a)	3,182	3,095,195
2.50%, 01/27/22(a)	965	958,371
2.88%, 11/09/22	1,483	1,487,241
Seagate HDD Cayman, 4.25%, 03/01/22 (Call 02/01/22)	823	829,987

		21,238,039

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
2.25%, 11/15/22	670	664,653
2.30%, 05/03/22	1,640	1,631,767
Procter & Gamble Co. (The)
2.15%, 08/11/22	2,767	2,735,567
2.30%, 02/06/22	1,568	1,561,054
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	1,444	1,425,863
3.00%, 03/07/22(a)	970	980,457

		8,999,361

Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)(a)	2,227	2,257,799
4.63%, 07/01/22(a)	775	803,132
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	1,325	1,302,395
3.50%, 01/15/22	134	135,396
3.75%, 02/01/22 (Call 12/01/21)(a)	692	701,155
Aircastle Ltd., 5.50%, 02/15/22	575	605,981
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	2,961	2,928,251
2.65%, 12/02/22	2,461	2,446,062
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	2,881	2,881,000
Ameriprise Financial Inc., 3.00%, 03/22/22	595	597,362
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)(a)	1,895	1,902,068
CME Group Inc., 3.00%, 09/15/22	1,502	1,519,739
Discover Financial Services
3.85%, 11/21/22	1,044	1,070,330
5.20%, 04/27/22(a)	225	238,972
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a) .	862	861,043
Franklin Resources Inc., 2.80%, 09/15/22	305	305,043
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(a)	372	369,415
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	734	723,871
International Lease Finance Corp.
5.88%, 08/15/22	1,518	1,634,932
8.63%, 01/15/22	653	740,189

Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC, 3.13%, 11/30/22	$464	$466,617
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	775	763,863
2.40%, 04/25/22 (Call 03/25/22)	485	480,848
3.05%, 02/15/22 (Call 11/15/21)	1,014	1,023,308
ORIX Corp., 2.90%, 07/18/22(a)	777	774,918
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	1,594	1,604,983
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,830	1,805,332
2.80%, 12/14/22 (Call 10/14/22)	3,911	3,936,461
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	830	843,629

		35,724,094

Electric — 3.8%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	580	570,708
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	765	760,112
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	450	449,887
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)(a)	347	346,983
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	1,333	1,308,833
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	620	653,598
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	755	749,504
Series B, 2.75%, 09/15/22 (Call 06/15/22)	740	732,659
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	510	514,677
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	805	794,986
3.05%, 08/15/22 (Call 05/15/22)	1,242	1,250,359
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	875	878,185
Edison International, 2.40%, 09/15/22 (Call 08/15/22)(a)	755	718,700
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	1,444	1,487,695
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	764	763,282
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	2,575	2,608,372
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	733	759,087
FirstEnergy Corp., Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,272	1,263,198
Georgia Power Co., 2.85%, 05/15/22	390	388,358
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	465	460,127
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	235	235,569
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	675	664,254
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)(a)	240	237,060
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	705	731,741
7.00%, 09/01/22(a)	1,596	1,804,326
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	630	634,920
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	320	316,557
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	270	273,167
4.20%, 06/15/22 (Call 03/15/22)(a)	1,912	1,969,742
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	1,190	1,195,462
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	465	457,904
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	855	847,151
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	495	527,714
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	1,182	1,171,374
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)	460	450,671

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(a)	$777	$784,840
Virginia Electric & Power Co., 2.95%, 01/15/22 (Call 10/15/21)(a)	680	682,115
WEC Energy Group Inc., 3.10%, 03/08/22	424	427,082
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	185	183,851

		31,054,810

Electronics — 0.7%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	770	775,575
Amphenol Corp., 4.00%, 02/01/22 (Call 11/01/21)(a)	292	300,097
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	510	515,487
Avnet Inc., 4.88%, 12/01/22	1,300	1,367,015
Jabil Inc., 4.70%, 09/15/22(a)	1,220	1,258,540
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	1,162	1,167,636
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)(a)	212	215,229

		5,599,579

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	2,223	2,268,816
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	903	906,052

		3,174,868

Food — 1.8%
Campbell Soup Co., 2.50%, 08/02/22(a)	640	628,749
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	200	207,132
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	1,854	1,834,106
JM Smucker Co. (The), 3.00%, 03/15/22	570	571,260
Kellogg Co., 3.13%, 05/17/22(a)	250	251,285
Kraft Heinz Foods Co. 3.50%, 06/06/22	2,717	2,750,609
3.50%, 07/15/22 (Call 05/15/22)	2,248	2,272,908
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	536	533,636
3.40%, 04/15/22 (Call 01/15/22)	770	779,078
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	1,195	1,187,639
Sysco Corp., 2.60%, 06/12/22(a)	440	436,898
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	2,646	2,762,530

		14,215,830

Forest Products & Paper — 0.2%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	665	684,391
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	855	893,920

		1,578,311

Hand & Machine Tools — 0.2%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	147	149,281
Stanley Black & Decker Inc., 2.90%, 11/01/22(a)	998	1,002,192

		1,151,473

Health Care – Products — 1.8%
Abbott Laboratories, 2.55%, 03/15/22	1,858	1,852,835
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	2,923	2,914,085
Boston Scientific Corp., 3.38%, 05/15/22	677	686,248
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	931	946,631
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	1,220	1,237,007
3.15%, 03/15/22	3,995	4,053,047
Thermo Fisher Scientific Inc., 3.30%, 02/15/22	1,363	1,380,283
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	1,552	1,556,780

		14,626,916

Security	Par (000)	Value

Health Care – Services — 2.4%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	$2,541	$2,508,577
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	863	861,895
3.13%, 05/15/22	2,965	2,981,367
Cigna Holding Co., 4.00%, 02/15/22 (Call 11/15/21)	1,499	1,536,940
HCA Inc., 5.88%, 03/15/22	2,715	2,904,344
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)(a)	849	842,870
3.15%, 12/01/22 (Call 09/01/22)	963	965,118
Laboratory Corp. of America Holdings
3.20%, 02/01/22	807	812,052
3.75%, 08/23/22 (Call 05/23/22)	806	822,781
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	2,159	2,166,880
3.35%, 07/15/22	2,870	2,923,411

		19,326,235

Holding Companies – Diversified — 0.1%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	891	889,842

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	605	622,237
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,283	1,318,385

		1,940,622

Home Furnishings — 0.0%
Whirlpool Corp., 4.70%, 06/01/22	250	262,057

Household Products & Wares — 0.4%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	795	783,123
2.88%, 10/01/22	357	357,096
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	1,325	1,339,283
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	316	313,984

		2,793,486

Insurance — 2.1%
Alleghany Corp., 4.95%, 06/27/22	699	739,884
American International Group Inc., 4.88%, 06/01/22	3,498	3,690,740
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	1,941	1,969,280
Berkshire Hathaway Inc., 3.40%, 01/31/22(a)	1,335	1,369,817
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	880	885,922
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	125	127,121
Fidelity National Financial Inc., 5.50%, 09/01/22	350	377,167
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	1,706	1,814,587
Lincoln National Corp., 4.20%, 03/15/22(a)	770	797,874
Markel Corp., 4.90%, 07/01/22	140	147,801
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)	1,352	1,350,351
MetLife Inc., Series N, 3.05%, 12/15/22	962	977,046
Primerica Inc., 4.75%, 07/15/22(a)	1,290	1,355,506
Principal Financial Group Inc., 3.30%, 09/15/22	730	738,760
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	485	504,206
WR Berkley Corp., 4.63%, 03/15/22	365	381,991

		17,228,053

Internet — 1.0%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	2,302	2,297,074
Baidu Inc.
2.88%, 07/06/22(a)	1,525	1,509,567
3.50%, 11/28/22(a)	900	908,388

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	$1,958	$1,938,714
3.80%, 03/09/22 (Call 02/09/22)	1,479	1,514,821

		8,168,564

Iron & Steel — 0.5%
ArcelorMittal, 6.25%, 02/25/22	1,309	1,419,676
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)(a)	875	910,709
Vale Overseas Ltd., 4.38%, 01/11/22	1,792	1,828,216

		4,158,601

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,690	1,812,238

Lodging — 0.3%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,313	1,292,465
3.25%, 09/15/22 (Call 06/15/22)	845	852,951

		2,145,416

Machinery — 1.9%
ABB Finance USA Inc., 2.88%, 05/08/22	2,225	2,237,593
Caterpillar Financial Services Corp.
2.40%, 06/06/22	920	912,668
2.55%, 11/29/22	345	343,178
2.85%, 06/01/22(a)	922	928,389
2.95%, 02/26/22	50	50,344
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)(a)	1,459	1,455,294
CNH Industrial Capital LLC, 4.38%, 04/05/22(a)	1,272	1,314,854
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	2,004	2,003,379
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)(a)	878	881,846
John Deere Capital Corp.
2.15%, 09/08/22(a)	1,415	1,389,827
2.65%, 01/06/22(a)	1,635	1,637,322
2.75%, 03/15/22	1,210	1,215,312
2.95%, 04/01/22(a)	940	948,338
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)(a)	329	330,622

		15,648,966

Manufacturing — 1.5%
3M Co.
2.00%, 06/26/22(a)	1,279	1,257,347
2.75%, 03/01/22 (Call 02/01/22)	1,085	1,091,456
Eaton Corp., 2.75%, 11/02/22(a)	2,525	2,521,894
General Electric Co.
2.70%, 10/09/22	4,826	4,767,364
3.15%, 09/07/22	2,419	2,419,895
Parker-Hannifin Corp., 3.50%, 09/15/22	318	323,555

		12,381,511

Media — 2.7%
CBS Corp., 3.38%, 03/01/22 (Call 12/01/21)	1,754	1,773,662
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	5,459	5,660,164
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	1,886	2,308,653
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)(a)	1,280	1,244,583
3.13%, 07/15/22(a)	2,070	2,097,676
Discovery Communications LLC
3.30%, 05/15/22(a)	686	691,913
3.50%, 06/15/22 (Call 04/15/22)(a)	550	556,914
Fox Corp., 3.67%, 01/25/22(c)	785	801,375

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	$2,254	$2,237,275
2.45%, 03/04/22	935	931,858
Walt Disney Co. (The), 3.00%, 09/15/22(c)	1,459	1,471,154
Warner Media LLC
3.40%, 06/15/22	1,103	1,120,405
4.00%, 01/15/22	1,035	1,065,615

		21,961,247

Mining — 0.6%
Barrick Gold Corp., 3.85%, 04/01/22	774	791,361
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	1,278	1,288,224
Newmont Goldcorp Corp., 3.50%, 03/15/22 (Call 12/15/21)	1,794	1,816,694
Southern Copper Corp., 3.50%, 11/08/22	629	635,963

		4,532,242

Oil & Gas — 4.6%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	977	983,976
BP Capital Markets America Inc., 3.25%, 05/06/22	2,628	2,666,684
BP Capital Markets PLC
2.50%, 11/06/22	2,033	2,014,703
3.06%, 03/17/22(a)	1,885	1,903,454
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)(a)	760	749,246
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	3,201	3,166,301
2.41%, 03/03/22 (Call 01/03/22)	2,382	2,371,519
2.50%, 03/03/22 (Call 02/03/22)(a)	801	799,150
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 05/31/19)	1,600	1,612,080
Devon Energy Corp., 3.25%, 05/15/22 (Call 02/15/22)	2,236	2,250,534
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	2,079	2,041,391
Exxon Mobil Corp., 2.40%, 03/06/22 (Call 01/06/22)(a)	2,010	2,003,950
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	529	541,960
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	2,079	2,059,125
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	1,697	1,683,594
3.13%, 02/15/22 (Call 11/15/21)	1,422	1,429,707
Phillips 66, 4.30%, 04/01/22	3,100	3,230,696
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	1,463	1,508,821
Shell International Finance BV, 2.38%, 08/21/22	1,755	1,741,978
Total Capital International SA, 2.88%, 02/17/22(a)	2,650	2,667,013

		37,425,882

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)(a)	1,525	1,519,113
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)(a)	2,319	2,276,400
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)(a)	657	660,995

		4,456,508

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.90%, 06/15/22 (Call 03/15/22)	395	404,895
WestRock RKT LLC, 4.90%, 03/01/22	445	465,772

		870,667

Pharmaceuticals — 5.9%
AbbVie Inc.
2.90%, 11/06/22	3,743	3,734,878
3.20%, 11/06/22 (Call 09/06/22)	1,794	1,809,841
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	3,473	3,467,131
Allergan Funding SCS, 3.45%, 03/15/22 (Call 01/15/22)	4,873	4,896,049
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)(a)	1,787	1,765,252

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co., 2.00%, 08/01/22(a)	$1,419	$1,387,115
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)(a)	2,736	2,692,826
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	2,584	2,544,697
3.50%, 07/20/22 (Call 05/20/22)	2,822	2,857,332
4.75%, 12/01/22 (Call 09/01/22)	615	645,965
Eli Lilly & Co., 2.35%, 05/15/22(a)	1,002	996,499
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/31/22)	1,455	1,452,250
3.90%, 02/15/22	1,995	2,041,663
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	4,093	4,106,671
2.88%, 06/01/22 (Call 05/01/22)	1,155	1,158,962
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)	2,165	2,151,815
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	255	251,723
Merck & Co. Inc.
2.35%, 02/10/22(a)	2,343	2,333,253
2.40%, 09/15/22 (Call 06/15/22)(a)	1,867	1,861,175
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	3,048	3,030,748
2.40%, 09/21/22	1,763	1,750,906
Pfizer Inc., 2.80%, 03/11/22	777	782,447

		47,719,198

Pipelines — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	830	839,520
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)(a)	922	919,123
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	1,508	1,584,260
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	1,038	1,092,796
5.88%, 03/01/22 (Call 12/01/21)	2,434	2,599,220
Enterprise Products Operating LLC
3.50%, 02/01/22	775	787,632
4.05%, 02/15/22	1,218	1,255,587
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	1,986	2,043,773
4.15%, 03/01/22	127	131,161
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	614	631,045
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	1,906	1,921,019
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	1,625	1,641,234
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	1,745	1,877,742
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	230	239,285
TransCanada PipeLines Ltd., 2.50%, 08/01/22	2,070	2,043,442
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	1,154	1,177,669
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,313	1,323,386
3.60%, 03/15/22 (Call 01/15/22)(a)	2,655	2,694,161

		24,802,055

Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	1,683	1,758,701
American Tower Corp.
2.25%, 01/15/22	1,487	1,464,665
4.70%, 03/15/22	1,292	1,360,683

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)(a)	$640	$644,237
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)(a)	808	819,595
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	240	240,401
Crown Castle International Corp., 4.88%, 04/15/22	1,669	1,759,393
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	910	921,921
3.95%, 07/01/22 (Call 05/01/22)	809	830,665
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	275	282,488
4.38%, 06/15/22 (Call 03/15/22)	310	322,149
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)(a)	678	721,887
Essex Portfolio LP, 3.63%, 08/15/22 (Call 05/15/22)	371	377,129
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	189	189,637
4.00%, 12/01/22 (Call 10/01/22)	1,767	1,820,081
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	910	901,037
Hospitality Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	1,113	1,157,008
Host Hotels & Resorts LP, 5.25%, 03/15/22 (Call 12/15/21)	835	873,969
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	952	959,911
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	515	527,401
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	570	571,687
4.15%, 02/01/22 (Call 12/01/21)	740	743,796
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	865	855,987
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	1,045	1,060,633
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	320	326,534
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,745	1,729,155
2.63%, 06/15/22 (Call 03/15/22)(a)	1,075	1,070,507
3.38%, 03/15/22 (Call 12/15/21)	1,075	1,093,264
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,160	1,158,898
UDR Inc., 4.63%, 01/10/22 (Call 10/10/21)	270	280,282
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	715	720,148
4.25%, 03/01/22 (Call 12/01/21)	1,012	1,043,827
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	550	562,441
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	225	226,024
Welltower Inc., 5.25%, 01/15/22 (Call 10/15/21)	801	844,967

		30,221,108

Retail — 2.4%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	173	179,154
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	917	935,533
Costco Wholesale Corp.
2.25%, 02/15/22	930	923,053
2.30%, 05/18/22 (Call 04/18/22)	1,138	1,130,432
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	2,732	2,735,770
3.25%, 03/01/22	535	544,924
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	1,423	1,434,697
Macy’s Retail Holdings Inc., 3.88%, 01/15/22 (Call 10/15/21)(a)	1,765	1,780,673
McDonald’s Corp., 2.63%, 01/15/22(a)	2,367	2,363,355
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	100	102,556
QVC Inc., 5.13%, 07/02/22	870	907,958

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)(a)	$1,086	$1,083,589
Target Corp., 2.90%, 01/15/22	2,212	2,235,956
Walgreen Co., 3.10%, 09/15/22	1,726	1,726,759
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	1,595	1,581,092

		19,665,501

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	1,017	1,030,790

Semiconductors — 1.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	5,231	5,199,614
Broadcom Inc., 3.13%, 10/15/22(c)	50	49,731
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	945	939,973
2.70%, 12/15/22	2,596	2,604,255
3.10%, 07/29/22	1,537	1,562,130
QUALCOMM Inc., 3.00%, 05/20/22(a)	2,886	2,906,115
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	995	975,150

		14,236,968

Software — 3.1%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	300	304,800
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	1,721	1,730,741
Fidelity National Information Services Inc., 4.50%, 10/15/22 (Call 08/15/22)	803	841,496
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	670	682,361
Microsoft Corp.
2.13%, 11/15/22(a)	942	931,271
2.38%, 02/12/22 (Call 01/12/22)	3,229	3,220,927
2.40%, 02/06/22 (Call 01/06/22)	3,106	3,101,341
2.65%, 11/03/22 (Call 09/03/22)	2,243	2,255,292
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	4,023	4,000,632
2.50%, 10/15/22	5,153	5,118,784
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	2,533	2,520,360

		24,708,005

Telecommunications — 3.1%
America Movil SAB de CV, 3.13%, 07/16/22	1,490	1,497,569
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	1,746	1,731,805
3.00%, 02/15/22	2,122	2,133,140
3.00%, 06/30/22 (Call 04/30/22)	3,844	3,857,416
3.20%, 03/01/22 (Call 02/01/22)	3,204	3,236,553
3.80%, 03/15/22	1,571	1,612,412
Cisco Systems Inc., 3.00%, 06/15/22(a)	918	930,375
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)(a)	414	415,871
Motorola Solutions Inc., 3.75%, 05/15/22(a)	1,218	1,245,843
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,408	1,396,440
2.95%, 03/15/22(a)	2,838	2,855,993
3.13%, 03/16/22	1,883	1,904,654
Vodafone Group PLC, 2.50%, 09/26/22	1,791	1,775,526

		24,593,597

Security	Par/ Shares (000)	Value

Textiles — 0.2%
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	$1,294	$1,298,218

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	1,289	1,302,779
3.05%, 09/01/22 (Call 06/01/22)	1,153	1,165,683
FedEx Corp.
2.63%, 08/01/22	1,111	1,102,534
3.40%, 01/14/22(a)	706	716,407
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	175	176,558
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	1,046	1,051,941
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	635	624,294
2.80%, 03/01/22 (Call 02/01/22)	310	308,503
Union Pacific Corp.
2.95%, 03/01/22	962	968,253
4.16%, 07/15/22 (Call 04/15/22)	1,175	1,221,119
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	884	877,750
2.45%, 10/01/22	1,907	1,896,740

		11,412,561

Total Corporate Bonds & Notes — 98.9% (Cost: $794,633,610)		800,239,977

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	28,562	28,573,232
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	744	744,389

		29,317,621

Total Short-Term Investments — 3.6% (Cost: $29,307,131)		29,317,621

Total Investments in Securities — 102.5% (Cost: $823,940,741)		829,557,598

Other Assets, Less Liabilities — (2.5)%		(20,580,179)

Net Assets — 100.0%		$808,977,419

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	30,603	—	(2,041	)(b)	28,562	$28,573,232	$62,658	(c)	$6,793		$6,643
BlackRock Cash Funds: Treasury, SL Agency Shares	4,727	—	(3,983	)(b)	744	744,389	49,652		—		—
PNC Bank N.A.
2.45%, 07/28/22(d)	800	—	—		800	N/A	11,239		—		20,089
2.63%, 02/17/22(d)	1,300	1,563	—		2,863	N/A	25,027		—		30,841
2.70%, 11/01/22(d)	500	392	—		892	N/A	11,585		—		4,991
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(d)	810	227	—		1,037	N/A	13,233		—		28,911
3.30%, 03/08/22(d)	1,490	—	—		1,490	N/A	18,743		—		54,995

						$29,317,621	$192,137		$6,793		$146,470

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$800,239,977	$—	$800,239,977
Money Market Funds	29,317,621	—	—	29,317,621

	$29,317,621	$800,239,977	$—	$829,557,598

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23(a)	$1,330	$1,360,151

Aerospace & Defense — 2.2%
Boeing Co. (The) 1.88%, 06/15/23 (Call 04/15/23)(a)	1,156	1,108,038
2.80%, 03/01/23 (Call 02/01/23)(a)	1,595	1,592,209
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	770	828,728
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	1,109	1,072,447
3.38%, 05/15/23 (Call 04/15/23)	1,497	1,534,575
L3 Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	300	309,714
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	1,699	1,715,480
Northrop Grumman Corp., 3.25%, 08/01/23	2,521	2,551,605
Rockwell Collins Inc., 3.70%, 12/15/23 (Call 09/15/23)(a)	850	870,544
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	490	495,365
United Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	2,746	2,816,133

		14,894,838

Agriculture — 0.7%
Altria Group Inc., 2.95%, 05/02/23(a)	728	722,409
Philip Morris International Inc. 2.13%, 05/10/23 (Call 03/10/23)	980	952,217
2.63%, 03/06/23(a)	1,132	1,124,257
3.60%, 11/15/23(a)	894	920,596
Reynolds American Inc., 4.85%, 09/15/23	1,130	1,190,896

		4,910,375

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	600	622,047
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	985	1,000,799

		1,622,846

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	1,545	1,525,440

Auto Manufacturers — 3.0%
American Honda Finance Corp. 3.45%, 07/14/23	833	856,341
3.63%, 10/10/23(a)	650	673,354
Ford Motor Credit Co. LLC 3.10%, 05/04/23	1,985	1,902,781
4.14%, 02/15/23 (Call 01/15/23)	1,275	1,275,676
4.38%, 08/06/23	1,300	1,310,764
General Motors Co., 4.88%, 10/02/23(a)	2,217	2,334,168
General Motors Financial Co. Inc. 3.25%, 01/05/23 (Call 12/05/22)	1,715	1,703,681
3.70%, 05/09/23 (Call 03/09/23)	2,945	2,963,112
4.15%, 06/19/23 (Call 05/19/23)	1,210	1,234,369
4.25%, 05/15/23(a)	1,053	1,081,526
Toyota Motor Corp., 3.42%, 07/20/23	749	769,545
Toyota Motor Credit Corp. 2.25%, 10/18/23	1,856	1,824,244
2.63%, 01/10/23	1,527	1,525,534
2.70%, 01/11/23	245	245,032
3.45%, 09/20/23	910	937,819

		20,637,946

Security	Par (000)	Value

Banks — 22.6%
Banco Santander SA 3.13%, 02/23/23	$1,545	$1,538,928
3.85%, 04/12/23	1,200	1,220,964
Bank of America Corp. 3.30%, 01/11/23	7,364	7,447,360
4.10%, 07/24/23	3,379	3,531,866
Bank of New York Mellon Corp. (The) 2.20%, 08/16/23 (Call 06/16/23)	2,377	2,307,687
2.95%, 01/29/23 (Call 12/29/22)	2,180	2,187,848
3.45%, 08/11/23	470	480,744
3.50%, 04/28/23	1,545	1,583,100
Barclays PLC 3.68%, 01/10/23 (Call 01/10/22)	1,635	1,636,063
4.61%, 02/15/23 (Call 02/15/22)(c)	750	768,802
BB&T Corp., 3.75%, 12/06/23 (Call 11/06/23)	1,390	1,439,262
BNP Paribas SA, 3.25%, 03/03/23	2,420	2,455,380
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(a)	924	947,811
Citigroup Inc. 3.38%, 03/01/23(a)	688	697,316
3.50%, 05/15/23	1,697	1,717,737
3.88%, 10/25/23	2,161	2,239,790
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,600	1,640,832
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,044	1,075,028
Cooperatieve Rabobank UA, 4.63%, 12/01/23	2,975	3,107,328
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23	2,630	2,610,433
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	3,615	3,681,733
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	2,177	2,136,007
Discover Bank 3.35%, 02/06/23 (Call 01/06/23)	1,115	1,121,434
4.20%, 08/08/23	2,015	2,104,083
Goldman Sachs Group Inc. (The) 3.20%, 02/23/23 (Call 01/23/23)	2,663	2,666,595
3.63%, 01/22/23	4,037	4,117,215
HSBC Holdings PLC, 3.60%, 05/25/23	2,280	2,326,854
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	1,390	1,425,264
ING Groep NV, 4.10%, 10/02/23	1,755	1,812,143
JPMorgan Chase & Co. 2.70%, 05/18/23 (Call 03/18/23)(a)	3,265	3,237,247
2.97%, 01/15/23 (Call 01/15/22)(a)	2,707	2,710,736
3.20%, 01/25/23	3,944	3,983,756
3.21%, 04/01/23 (Call 04/01/22)(c)	1,500	1,509,450
3.38%, 05/01/23	2,968	3,008,246
Lloyds Banking Group PLC, 4.05%, 08/16/23	2,925	2,992,743
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,265	1,303,987
Mitsubishi UFJ Financial Group Inc. 2.53%, 09/13/23	300	293,559
3.46%, 03/02/23	2,180	2,213,550
3.76%, 07/26/23	4,071	4,181,650
Mizuho Financial Group Inc., 3.55%, 03/05/23	550	559,927
Morgan Stanley 3.13%, 01/23/23	4,120	4,137,840
3.75%, 02/25/23(a)	3,964	4,068,769
4.10%, 05/22/23	3,053	3,153,291
National Australia Bank Ltd./New York 2.88%, 04/12/23	1,450	1,445,026
3.00%, 01/20/23(a)	660	661,881
3.63%, 06/20/23	1,195	1,224,947

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Bank N.A. 2.95%, 01/30/23 (Call 12/30/22)	$1,725	$1,721,895
3.80%, 07/25/23 (Call 06/25/23)(a)	1,300	1,337,284
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	1,685	1,737,184
Royal Bank of Canada, 3.70%, 10/05/23(a)	1,100	1,136,003
Royal Bank of Scotland Group PLC 3.88%, 09/12/23	4,200	4,239,312
6.10%, 06/10/23	1,545	1,650,678
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	2,505	2,507,129
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	1,880	1,884,794
State Street Corp. 3.10%, 05/15/23(a)	1,865	1,881,953
3.70%, 11/20/23(a)	1,678	1,741,915
Sumitomo Mitsui Banking Corp. 3.00%, 01/18/23	1,000	1,001,750
3.95%, 07/19/23	550	570,614
Sumitomo Mitsui Financial Group Inc. 3.10%, 01/17/23	3,738	3,757,774
3.94%, 10/16/23	1,200	1,248,228
SunTrust Bank/Atlanta GA 2.75%, 05/01/23 (Call 04/01/23)	275	272,624
3.00%, 02/02/23 (Call 01/02/23)	1,914	1,917,885
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,427	1,484,851
Toronto-Dominion Bank (The), 3.50%, 07/19/23	1,701	1,748,271
U.S. Bank N.A./Cincinnati OH 2.85%, 01/23/23 (Call 12/23/22)	925	927,747
3.40%, 07/24/23 (Call 06/23/23)	775	793,778
Wells Fargo & Co. 3.07%, 01/24/23 (Call 01/24/22)	6,675	6,677,470
4.13%, 08/15/23	2,290	2,370,173
Series M, 3.45%, 02/13/23	4,284	4,330,182
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)(a)	1,850	1,896,620
Westpac Banking Corp. 2.75%, 01/11/23	2,219	2,204,976
3.65%, 05/15/23	1,185	1,215,751

		154,969,053

Beverages — 3.4%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	6,312	6,393,172
Coca-Cola Co. (The) 2.50%, 04/01/23(a)	1,506	1,502,190
3.20%, 11/01/23	2,999	3,076,704
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23	500	516,090
Constellation Brands Inc. 3.20%, 02/15/23 (Call 01/15/23)	200	200,928
4.25%, 05/01/23	2,760	2,883,455
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)(a)	1,883	1,878,933
3.50%, 09/18/23 (Call 08/18/23)	630	649,719
Keurig Dr Pepper Inc. 3.13%, 12/15/23 (Call 10/15/23)	1,485	1,482,550
4.06%, 05/25/23 (Call 04/25/23)(b)	2,808	2,892,212
PepsiCo Inc., 2.75%, 03/01/23	2,020	2,030,140

		23,506,093

Biotechnology — 1.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	1,970	1,917,834

Security	Par (000)	Value

Biotechnology (continued)
Celgene Corp. 2.75%, 02/15/23 (Call 01/15/23)	$1,565	$1,548,927
3.25%, 02/20/23 (Call 01/20/23)	1,385	1,394,612
4.00%, 08/15/23	1,330	1,373,917
Gilead Sciences Inc., 2.50%, 09/01/23 (Call 07/01/23)	1,526	1,504,224

		7,739,514

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	475	492,813

Chemicals — 1.3%
DowDuPont Inc., 4.21%, 11/15/23 (Call 10/15/23)(a)	2,744	2,876,563
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	25	24,863
LYB International Finance BV, 4.00%, 07/15/23(a)	2,241	2,311,995
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,607	2,714,408
Nutrien Ltd., 3.50%, 06/01/23 (Call 03/01/23)	684	690,313
Praxair Inc., 2.70%, 02/21/23 (Call 11/21/22)	323	322,696

		8,940,838

Commercial Services — 0.7%
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)	1,175	1,191,180
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	150	155,050
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	915	902,492
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	545	555,104
Total System Services Inc. 3.75%, 06/01/23 (Call 03/01/23)	1,320	1,346,334
4.00%, 06/01/23 (Call 05/01/23)	300	308,412

		4,458,572

Computers — 3.4%
Apple Inc. 2.40%, 01/13/23 (Call 12/13/22)	251	249,037
2.40%, 05/03/23	8,366	8,278,157
2.85%, 02/23/23 (Call 12/23/22)	3,165	3,186,744
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(a)(b)	5,491	5,856,261
IBM Credit LLC, 3.00%, 02/06/23	2,190	2,200,994
International Business Machines Corp., 3.38%, 08/01/23	1,840	1,876,524
Seagate HDD Cayman, 4.75%, 06/01/23	1,491	1,504,941

		23,152,658

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co. 1.95%, 02/01/23(a)	602	590,713
2.10%, 05/01/23	440	432,278
Procter &Gamble Co. (The), 3.10%, 08/15/23(a)	1,874	1,919,388
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	1,025	1,037,710

		3,980,089

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/23 (Call 12/23/22)	1,350	1,337,769
4.13%, 07/03/23 (Call 06/03/23)	465	473,607
Air Lease Corp. 2.75%, 01/15/23 (Call 12/15/22)	515	505,395
3.00%, 09/15/23 (Call 07/15/23)(a)	2,149	2,114,680
3.88%, 07/03/23 (Call 06/03/23)	325	331,874
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)	610	619,528
5.00%, 04/01/23	885	919,126

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co. 3.40%, 02/27/23 (Call 01/27/23)	$3,010	$3,061,140
3.70%, 08/03/23 (Call 07/03/23)	2,325	2,391,890
Ameriprise Financial Inc., 4.00%, 10/15/23	1,426	1,491,282
BGC Partners Inc., 5.38%, 07/24/23	700	725,298
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	1,922	1,923,441
Capital One Financial Corp. 3.20%, 01/30/23 (Call 12/30/22)	2,487	2,495,282
3.50%, 06/15/23	2,186	2,222,900
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	1,395	1,390,550
Intercontinental Exchange Inc. 3.45%, 09/21/23 (Call 08/21/23)	200	204,748
4.00%, 10/15/23	1,472	1,539,712
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	982	1,032,288
Jefferies Group LLC, 5.13%, 01/20/23(a)	986	1,043,730
National Rural Utilities Cooperative Finance Corp. 2.70%, 02/15/23 (Call 12/15/22)	1,135	1,131,652
3.40%, 11/15/23 (Call 08/15/23)	305	312,555
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	218	225,794

		27,494,241

Electric — 4.0%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	770	794,378
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	965	981,801
Berkshire Hathaway Energy Co. 2.80%, 01/15/23 (Call 12/15/22)	589	589,995
3.75%, 11/15/23 (Call 08/15/23)	1,310	1,358,391
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	534	554,426
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	670	664,593
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	210	214,983
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	957	984,743
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)	920	944,720
Series F, 3.85%, 12/01/23 (Call 09/01/23)	760	783,051
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	850	843,736
3.05%, 03/15/23 (Call 02/15/23)	590	597,086
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	935	971,437
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	795	825,759
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	200	204,952
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,145	1,091,712
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	620	647,999
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)(a)	905	901,009
Series N, 3.80%, 12/01/23 (Call 11/01/23)	625	646,025
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	1,297	1,349,995
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	550	551,535
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	250	248,568
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	559	555,456
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	992	998,984
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	1,525	1,565,534
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)(a)	691	682,079
3.25%, 09/01/23 (Call 08/01/23)	335	342,226

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	$370	$374,854
Sempra Energy 2.90%, 02/01/23 (Call 01/01/23)	1,107	1,097,701
4.05%, 12/01/23 (Call 09/01/23)	789	814,832
Southern California Edison Co., Series C, 3.50%, 10/01/23 (Call 07/01/23)	537	541,897
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	2,526	2,521,201
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,218	1,216,015

		27,461,673

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(a)	648	648,940

Electronics — 0.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	610	629,556
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	245	254,624
Flex Ltd., 5.00%, 02/15/23	1,348	1,401,489
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	540	554,526

		2,840,195

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	927	986,170
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	1,170	1,150,403

		2,136,573

Food — 1.9%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	1,210	1,225,875
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	1,698	1,709,428
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)(a)	1,630	1,670,033
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	1,195	1,226,906
Kellogg Co., 2.65%, 12/01/23	1,833	1,794,544
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	1,760	1,808,030
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	1,330	1,367,865
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	1,055	1,078,526
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	1,045	1,077,291

		12,958,498

Gas — 0.3%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	630	640,634
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	50	50,610
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	531	535,222
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)(a)	575	584,971
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	454	441,147

		2,252,584

Health Care – Products — 1.1%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	1,920	1,963,450
Boston Scientific Corp., 4.13%, 10/01/23 (Call 07/01/23)	420	437,270
Covidien International Finance SA, 2.95%, 06/15/23 (Call 03/15/23)	90	90,520
Medtronic Inc., 2.75%, 04/01/23 (Call 01/01/23)	677	678,997
Thermo Fisher Scientific Inc. 3.00%, 04/15/23 (Call 02/15/23)	2,360	2,363,115
3.15%, 01/15/23 (Call 10/15/22)	1,525	1,535,599
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	625	633,075

		7,702,026

Health Care – Services — 1.7%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	2,506	2,464,476

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Anthem Inc., 3.30%, 01/15/23(a)	$2,067	$2,082,874
HCA Inc., 4.75%, 05/01/23	2,275	2,376,624
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	390	399,500
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	343	352,443
UnitedHealth Group Inc. 2.75%, 02/15/23 (Call 11/15/22)	1,848	1,844,803
2.88%, 03/15/23	1,498	1,502,030
3.50%, 06/15/23	747	767,438

		11,790,188

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	1,125	1,108,463

Home Builders — 0.2%
DR Horton Inc. 4.75%, 02/15/23 (Call 11/15/22)(a)	791	821,793
5.75%, 08/15/23 (Call 05/15/23)(a)	345	373,442

		1,195,235

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23	260	256,147

Housewares — 0.5%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)(a)	3,195	3,172,284

Insurance — 2.5%
Aflac Inc., 3.63%, 06/15/23	1,838	1,898,709
Allstate Corp. (The), 3.15%, 06/15/23	987	1,001,608
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	868	901,626
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	945	980,352
Assurant Inc.
4.00%, 03/15/23(a)	775	783,936
4.20%, 09/27/23 (Call 08/27/23)	25	25,483
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	25	25,671
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	4,144	4,159,001
3.00%, 02/11/23(a)	918	932,651
Chubb INA Holdings Inc., 2.70%, 03/13/23	215	214,009
Lincoln National Corp., 4.00%, 09/01/23	785	820,694
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	1,194	1,182,502
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	1,040	1,054,113
MetLife Inc., Series D, 4.37%, 09/15/23	2,619	2,788,318

		16,768,673

Internet — 1.3%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	1,600	1,581,568
Amazon.com Inc., 2.40%, 02/22/23 (Call 01/22/23)(a)	2,309	2,286,672
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	1,990	2,032,487
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	1,081	1,077,389
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)(a)	2,162	2,141,677

		9,119,793

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	730	762,186
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	884	920,456

		1,682,642

Lodging —0.3%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	355	356,537
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)(a)	640	667,021

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	$1,300	$1,343,121

		2,366,679

Machinery — 1.6%
ABB Finance USA Inc., 3.38%, 04/03/23 (Call 03/03/23)	585	595,641
Caterpillar Financial Services Corp. 2.63%, 03/01/23	575	570,682
3.45%, 05/15/23(a)	1,495	1,533,691
3.65%, 12/07/23	670	694,167
3.75%, 11/24/23	640	665,984
CNH Industrial NV, 4.50%, 08/15/23	1,765	1,830,358
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	303	314,181
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	270	272,627
John Deere Capital Corp. 2.70%, 01/06/23	150	149,658
2.80%, 01/27/23(a)	473	473,534
2.80%, 03/06/23	2,975	2,979,522
3.45%, 06/07/23(a)	610	625,829
3.65%, 10/12/23	215	222,592
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	321	328,428

		11,256,894

Manufacturing — 0.9%
3M Co., 2.25%, 03/15/23 (Call 02/15/23)	1,418	1,397,581
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	317,067
General Electric Co., 3.10%, 01/09/23	3,035	3,024,165
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23(a)	1,113	1,164,042

		5,902,855

Media — 2.4%
CBS Corp., 2.50%, 02/15/23 (Call 01/15/23)	1,760	1,722,002
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(a)	2,066	2,061,930
2.85%, 01/15/23	1,183	1,187,058
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	2,095	2,081,592
3.25%, 04/01/23(a)	660	661,419
NBCUniversal Media LLC, 2.88%, 01/15/23	1,707	1,712,855
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,414	1,476,343
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,748	2,043,762
Viacom Inc., 4.25%, 09/01/23 (Call 06/01/23)	1,639	1,705,166
Walt Disney Co. (The), 4.00%, 10/01/23(b)	225	234,965
Warner Media LLC, 4.05%, 12/15/23	1,121	1,168,194

		16,055,286

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	2,150	2,136,821

Mining — 0.5%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	855	898,998
Newmont Goldcorp Corp., 3.70%, 03/15/23 (Call 12/15/22)(b)	2,280	2,327,105

		3,226,103

Oil & Gas — 5.4%
Apache Corp., 2.63%, 01/15/23 (Call 10/15/22)	928	907,825
BP Capital Markets America Inc.	2,720	2,709,882
2.75%, 05/10/23
3.22%, 11/28/23 (Call 09/28/23)	2,112	2,136,879
BP Capital Markets PLC 2.75%, 05/10/23	50	49,645
3.99%, 09/26/23	1,430	1,496,195
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	2,318	2,298,761
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	865	870,700

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp. 2.57%, 05/16/23 (Call 03/16/23)	$2,070	$2,062,196
3.19%, 06/24/23 (Call 03/24/23)	3,138	3,197,277
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	1,719	1,778,237
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	2,446	2,434,920
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	2,731	2,742,607
Marathon Petroleum Corp., 4.75%, 12/15/23 (Call 10/15/23)(b)	1,755	1,851,981
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	3,186	3,139,994
Shell International Finance BV
2.25%, 01/06/23	2,504	2,464,537
3.40%, 08/12/23	2,775	2,845,818
3.50%, 11/13/23 (Call 10/13/23)	50	51,526
Total Capital Canada Ltd., 2.75%, 07/15/23	2,186	2,186,525
Total Capital International SA, 2.70%, 01/25/23(a)	1,682	1,682,992

		36,908,497

Oil & Gas Services — 0.6%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	1,847	1,880,172
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	2,412	2,490,511

		4,370,683

Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	1,031	1,083,066
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	975	997,922

		2,080,988

Pharmaceuticals — 7.1%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	2,333	2,309,320
3.75%, 11/14/23 (Call 10/14/23)	1,170	1,198,057
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	1,086	1,062,977
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	765	783,582
Bristol-Myers Squibb Co., 3.25%, 11/01/23	836	850,906
Cardinal Health Inc., 3.20%, 03/15/23(a)	1,261	1,257,810
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)(b)	3,060	3,113,366
CVS Health Corp. 3.70%, 03/09/23 (Call 02/09/23)	8,413	8,529,183
4.00%, 12/05/23 (Call 09/05/23)	2,585	2,643,679
Express Scripts Holding Co., 3.00%, 07/15/23 (Call 05/15/23)	2,582	2,556,955
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,880	1,880,602
3.38%, 05/15/23	1,663	1,697,491
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	1,494	1,469,364
3.38%, 12/05/23	1,010	1,051,036
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	615	607,645
Merck & Co. Inc., 2.80%, 05/18/23	3,032	3,055,286
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	728	741,046
Pfizer Inc.
3.00%, 06/15/23(a)	2,404	2,436,790
3.20%, 09/15/23 (Call 08/15/23)	735	751,133
5.80%, 08/12/23	415	467,037
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	1,625	1,662,602
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	4,883	4,820,644
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)(b)	1,065	1,118,772
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	2,138	2,156,344

		48,221,627

Security	Par (000)	Value

Pipelines — 3.6%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	$348	$343,834
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	1,140	1,162,686
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	1,685	1,742,812
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	1,715	1,725,770
4.25%, 03/15/23 (Call 12/15/22)	125	128,239
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	409	421,720
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	1,145	1,192,323
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	2,371	2,402,534
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,070	1,090,020
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,060	1,070,971
3.50%, 09/01/23 (Call 06/01/23)	1,374	1,391,216
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)	1,739	1,743,243
MPLX LP 3.38%, 03/15/23 (Call 02/15/23)	50	50,327
4.50%, 07/15/23 (Call 04/15/23)	2,457	2,575,673
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	665	769,013
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	810	860,042
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	430	421,980
3.85%, 10/15/23 (Call 07/15/23)	1,168	1,183,768
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	2,385	2,573,153
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	268	268,391
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	635	651,504
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)	985	1,033,344

		24,802,563

Real Estate Investment Trusts — 5.5%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23 (Call 03/15/23)	867	896,851
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	465	471,064
American Tower Corp. 3.00%, 06/15/23	660	658,218
3.50%, 01/31/23	2,314	2,349,543
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	499	524,998
Boston Properties LP 3.13%, 09/01/23 (Call 06/01/23)	1,315	1,326,230
3.85%, 02/01/23 (Call 11/01/22)	826	850,978
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	280	285,642
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	910	900,481
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,330	1,364,766
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)(a)	719	712,285
Crown Castle International Corp. 3.15%, 07/15/23 (Call 06/15/23)	1,857	1,857,669
5.25%, 01/15/23	3,541	3,801,795
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	460	478,244
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	1,140	1,117,211

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	$1,010	$1,021,332
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	600	600,420
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	447	470,172
HCP Inc., 4.25%, 11/15/23 (Call 08/15/23)	2,043	2,130,563
Hospitality Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	1,290	1,311,891
Host Hotels & Resorts LP
Series C, 4.75%, 03/01/23 (Call 12/01/22)(a)	715	749,134
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,105	1,103,807
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	175	178,607
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	603	601,064
Liberty Property LP, 3.38%, 06/15/23 (Call 03/15/23)	445	448,711
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)(a)	895	901,229
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,362	1,392,032
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	350	344,323
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	1,749	1,845,737
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	887	950,039
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	628	628,484
2.75%, 06/01/23 (Call 03/01/23)	1,515	1,511,561
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	865	865,900
3.13%, 06/15/23 (Call 03/15/23)	720	722,491
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	911	934,394
3.95%, 09/01/23 (Call 08/01/23)	605	627,137
Weyerhaeuser Co., 4.63%, 09/15/23(a)	385	407,584

		37,342,587

Retail — 3.5%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	454	476,391
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	25	24,874
3.13%, 07/15/23 (Call 04/15/23)	1,056	1,059,823
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	2,100	2,109,597
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	1,590	1,615,821
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)	1,300	1,302,665
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	326	324,288
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	568	589,283
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	1,674	1,629,388
4.38%, 09/01/23 (Call 06/01/23)	420	428,035
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	1,065	1,085,075
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	635	651,650
QVC Inc., 4.38%, 03/15/23	1,460	1,473,388
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	2,650	2,674,592
3.85%, 10/01/23 (Call 07/01/23)(a)	943	978,457
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	432	430,354
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	4,624	4,604,487
3.40%, 06/26/23 (Call 05/26/23)	2,623	2,695,159

		24,153,327

Semiconductors — 1.2%
Altera Corp., 4.10%, 11/15/23	505	534,583

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc. 2.88%, 06/01/23 (Call 03/01/23)	$610	$605,413
3.13%, 12/05/23 (Call 10/05/23)	1,375	1,385,202
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	2,427	2,360,427
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	125	127,934
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	675	678,308
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)(a)	2,149	2,130,862
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	489	482,824

		8,305,553

Software — 2.8%
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	1,876	1,909,674
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	500	515,730
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	3,301	3,223,757
2.38%, 05/01/23 (Call 02/01/23)(a)	1,704	1,695,071
3.63%, 12/15/23 (Call 09/15/23)	2,858	2,977,864
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	5,530	5,443,511
2.63%, 02/15/23 (Call 01/15/23)	76	75,638
3.63%, 07/15/23	1,763	1,824,335
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	1,135	1,158,472

		18,824,052

Telecommunications — 2.8%
AT&T Inc., 3.60%, 02/17/23 (Call 12/17/22)(a)	2,793	2,855,787
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	400	419,488
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	2,270	2,236,858
2.60%, 02/28/23	692	693,688
Motorola Solutions Inc., 3.50%, 03/01/23	1,196	1,202,303
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	595	596,303
4.10%, 10/01/23 (Call 07/01/23)	828	866,204
Telefonica Emisiones SAU, 4.57%, 04/27/23(a)	975	1,031,891
Verizon Communications Inc., 5.15%, 09/15/23(a)	5,396	5,905,275
Vodafone Group PLC, 2.95%, 02/19/23	3,153	3,145,874

		18,953,671

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	50	51,398

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,664	1,679,009
3.85%, 09/01/23 (Call 06/01/23)	1,267	1,324,002
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	220	230,265
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)	760	785,171
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	260	260,208
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	764	765,765
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	485	489,322
3.88%, 12/01/23 (Call 11/01/23)	863	885,697
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	530	527,302
2.95%, 01/15/23 (Call 10/15/22)	639	641,019

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
3.50%, 06/08/23 (Call 05/08/23)	$465	$477,271
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)	1,826	1,817,254

		9,882,285

Total Corporate Bonds & Notes — 98.7% (Cost: $667,990,963)		675,621,250

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	28,496	28,507,037
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	2,742	2,741,752

		31,248,789

Total Short-Term Investments — 4.6% (Cost: $31,239,277)		31,248,789

Total Investments in Securities — 103.3% (Cost: $699,230,240)		706,870,039

Other Assets, Less Liabilities — (3.3)%		(22,518,006)

Net Assets — 100.0%		$684,352,033

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	42,176	—		(13,680	)(b)	28,496	$28,507,037	$60,543	(c)	$4,041		$5,244
BlackRock Cash Funds: Treasury, SL Agency Shares	2,327	415	(b)	—		2,742	2,741,752	27,855		—		—
PNC Bank N.A. 2.95%, 01/30/23(d)	1,000	725		—		1,725	N/A	23,428		—		35,971
3.80%, 07/25/23(d)	1,250	50		—		1,300	N/A	21,957		—		25,009

							$31,248,789	$133,783		$4,041		$66,224

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$675,621,250	$—	$675,621,250
Money Market Funds	31,248,789	—	—	31,248,789

	$31,248,789	$675,621,250	$—	$706,870,039

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$1,050	$1,090,614
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)(a)	1,235	1,260,577
WPP Finance 2010, 3.75%, 09/19/24(a)	1,043	1,047,339

		3,398,530

Aerospace & Defense — 1.3%
Boeing Co. (The) 2.80%, 03/01/24 (Call 02/01/24)	520	518,986
2.85%, 10/30/24 (Call 07/30/24)	715	709,909
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	1,148	1,126,268
L3 Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	386	396,924
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)(a)	406	414,555
Rockwell Collins Inc., 3.20%, 03/15/24 (Call 01/15/24)	1,596	1,594,324
United Technologies Corp., 2.80%, 05/04/24 (Call 03/04/24)	1,538	1,521,159

		6,282,125

Agriculture — 2.0%
Altria Group Inc. 3.80%, 02/14/24 (Call 01/14/24)(a)	570	580,585
4.00%, 01/31/24	2,547	2,617,450
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)	3,210	3,145,704
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)(a)	1,070	1,087,580
Philip Morris International Inc. 2.88%, 05/01/24 (Call 01/04/24)	750	746,843
3.25%, 11/10/24	1,156	1,170,993

		9,349,155

Airlines — 0.2%
Continental Airlines Inc. Pass Through Trust
Series 2012-1, Class A, 4.15%, 04/11/24	353	361,209
Series 2012-2, Class A, 4.00%, 10/29/24(a)	447	456,601

		817,810

Auto Manufacturers — 2.6%
American Honda Finance Corp. 2.90%, 02/16/24	1,414	1,418,185
3.55%, 01/12/24	465	479,764
Ford Motor Credit Co. LLC 3.66%, 09/08/24	1,300	1,247,714
3.81%, 01/09/24 (Call 11/09/23)(a)	675	660,002
5.58%, 03/18/24 (Call 02/18/24)	1,515	1,592,916
General Motors Financial Co. Inc. 3.50%, 11/07/24 (Call 09/07/24)	313	308,743
3.95%, 04/13/24 (Call 02/13/24)	2,475	2,499,032
5.10%, 01/17/24 (Call 12/17/23)	1,635	1,731,923
Toyota Motor Credit Corp. 2.90%, 04/17/24	1,779	1,790,528
3.35%, 01/08/24	230	235,992

		11,964,799

Auto Parts & Equipment — 0.4%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	907	937,185
Lear Corp., 5.38%, 03/15/24 (Call 05/29/19)	125	128,415
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	937	958,935

		2,024,535

Banks — 21.3%
Bank of America Corp. 4.00%, 04/01/24	2,675	2,792,031
4.13%, 01/22/24	2,988	3,128,018
4.20%, 08/26/24	4,717	4,893,180
Bank of Montreal, Series E, 3.30%, 02/05/24	2,145	2,171,019

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The) 3.25%, 09/11/24 (Call 08/11/24)	$780	$790,475
3.40%, 05/15/24 (Call 04/15/24)	1,211	1,235,571
3.65%, 02/04/24 (Call 01/05/24)(a)	1,196	1,234,834
Bank of Nova Scotia (The), 3.40%, 02/11/24	1,482	1,507,787
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	2,196	2,188,797
BNP Paribas SA, 4.25%, 10/15/24	1,100	1,133,462
BPCE SA, 4.00%, 04/15/24	1,925	2,007,756
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	305	304,637
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	2,625	2,702,437
Citigroup Inc. 3.75%, 06/16/24	1,326	1,365,051
4.00%, 08/05/24(a)	885	911,683
Credit Suisse AG/New York NY, 3.63%, 09/09/24	3,955	4,045,411
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	1,990	1,935,036
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	325	313,394
Fifth Third Bancorp. 3.65%, 01/25/24 (Call 12/25/23)	1,680	1,727,292
4.30%, 01/16/24 (Call 12/16/23)	1,230	1,293,825
Goldman Sachs Group Inc. (The) 3.63%, 02/20/24 (Call 01/20/24)(a)	2,525	2,568,177
3.85%, 07/08/24 (Call 04/08/24)	3,058	3,134,358
4.00%, 03/03/24	3,936	4,068,053
HSBC Holdings PLC, 4.25%, 03/14/24(a)	2,375	2,447,723
HSBC USA Inc., 3.50%, 06/23/24	1,890	1,922,073
ING Groep NV, 3.55%, 04/09/24	285	285,889
Intesa Sanpaolo SpA, 5.25%, 01/12/24	750	782,303
JPMorgan Chase & Co. 3.63%, 05/13/24	2,797	2,877,050
3.88%, 02/01/24	3,220	3,346,224
3.88%, 09/10/24	3,142	3,234,218
Lloyds Banking Group PLC 3.90%, 03/12/24(a)	240	244,426
4.50%, 11/04/24(a)	1,550	1,589,959
Mitsubishi UFJ Financial Group Inc., 3.41%, 03/07/24(a)	2,215	2,245,478
Morgan Stanley 3.70%, 10/23/24(a)	4,598	4,719,663
Series F, 3.88%, 04/29/24(a)	3,997	4,139,173
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	325	328,890
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)(a)	350	356,755
PNC Financial Services Group Inc. (The) 3.50%, 01/23/24 (Call 12/23/23)	735	753,456
3.90%, 04/29/24 (Call 03/29/24)	1,332	1,383,242
Royal Bank of Scotland Group PLC 4.52%, 06/25/24 (Call 06/25/23)(b)	565	581,939
5.13%, 05/28/24(a)	2,635	2,736,553
Santander UK PLC, 4.00%, 03/13/24(a)	1,528	1,588,631
Sumitomo Mitsui Banking Corp. 3.40%, 07/11/24	275	280,008
3.95%, 01/10/24	750	780,090
SunTrust Bank/Atlanta GA, 3.20%, 04/01/24 (Call 03/01/24)	465	468,334
Toronto-Dominion Bank (The), 3.25%, 03/11/24	620	629,257
U.S. Bancorp. 3.38%, 02/05/24 (Call 01/05/24)	1,295	1,327,116
3.60%, 09/11/24 (Call 08/11/24)(a)	1,801	1,859,406
3.70%, 01/30/24 (Call 12/29/23)	813	844,626
Wells Fargo & Co. 3.30%, 09/09/24	3,885	3,925,559
3.75%, 01/24/24 (Call 12/24/23)	3,395	3,493,761
4.48%, 01/16/24	1,234	1,298,082

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp., 3.30%, 02/26/24	$1,365	$1,383,782

		99,305,950

Beverages — 0.9%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	1,254	1,289,087
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	125	127,498
Constellation Brands Inc., 4.75%, 11/15/24	980	1,051,805
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	1,778	1,852,071

		4,320,461

Biotechnology — 1.4%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	2,440	2,510,882
Celgene Corp., 3.63%, 05/15/24 (Call 02/15/24)	1,394	1,414,617
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	2,698	2,781,449

		6,706,948

Building Materials — 0.1%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(c)	258	260,616
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	348	352,893

		613,509

Chemicals — 2.3%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	338	346,203
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	180	185,517
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	978	1,012,494
Braskem Finance Ltd., 6.45%, 02/03/24(a)	1,250	1,362,587
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	120	120,407
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)(a)	1,807	1,831,774
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	375	381,068
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,510	1,665,228
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	108	108,792
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)(a)	859	869,935
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	1,550	1,647,355
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	1,045	1,041,761

		10,573,121

Commercial Services — 0.2%
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	215	215,744
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	678	728,260

		944,004

Computers — 3.4%
Apple Inc. 2.85%, 05/11/24 (Call 03/11/24)	2,485	2,491,237
3.00%, 02/09/24 (Call 12/09/23)(a)	2,416	2,439,701
3.45%, 05/06/24	4,074	4,200,457
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(d)	645	649,367
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	1,070	1,099,168
International Business Machines Corp., 3.63%, 02/12/24	3,124	3,216,626
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	825	813,673
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)(a)	949	952,635

		15,862,864

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24	480	493,161
Unilever Capital Corp. 2.60%, 05/05/24 (Call 03/05/24)(a)	1,320	1,305,137
3.25%, 03/07/24 (Call 02/07/24)(a)	644	655,882

		2,454,180

Security	Par (000)	Value

Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 01/16/24 (Call 12/16/23)	$600	$628,920
Air Lease Corp. 4.25%, 02/01/24	250	256,875
4.25%, 09/15/24 (Call 06/15/24)	944	972,122
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	955	956,881
American Express Co. 3.00%, 10/30/24 (Call 09/29/24)	2,624	2,621,297
3.40%, 02/22/24 (Call 01/22/24)	1,190	1,211,075
3.63%, 12/05/24 (Call 11/04/24)	1,175	1,208,887
Ameriprise Financial Inc., 3.70%, 10/15/24	808	837,710
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	1,064	1,090,026
Capital One Financial Corp. 3.30%, 10/30/24 (Call 09/30/24)(a)	1,753	1,749,880
3.75%, 04/24/24 (Call 03/24/24)	1,595	1,628,894
3.90%, 01/29/24 (Call 12/29/23)	1,325	1,361,292
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)	725	750,955
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	956	976,458
Invesco Finance PLC, 4.00%, 01/30/24	923	957,086
Mastercard Inc., 3.38%, 04/01/24	1,937	1,999,255
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)(a)	1,351	1,415,970
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	383	385,015
ORIX Corp. 3.25%, 12/04/24	585	587,188
4.05%, 01/16/24	1,000	1,039,850
Stifel Financial Corp., 4.25%, 07/18/24	662	679,086
Synchrony Financial 4.25%, 08/15/24 (Call 05/15/24)	1,979	2,002,154
4.38%, 03/19/24 (Call 02/19/24)	500	510,675
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)	850	880,532

		26,708,083

Electric — 3.4%
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	1,468	1,448,901
CenterPoint Energy Inc., 3.85%, 02/01/24 (Call 01/01/24)	1,485	1,524,427
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	50	54,115
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	930	960,839
DTE Energy Co., Series C, 3.50%, 06/01/24 (Call 03/01/24)	656	665,020
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	2,061	2,126,849
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	175	179,706
Entergy Arkansas Inc., 3.70%, 06/01/24 (Call 03/01/24)	490	508,831
Entergy Louisiana LLC, 5.40%, 11/01/24	325	366,268
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	979	1,002,995
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)(a)	250	251,395
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	540	548,078
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	1,759	1,818,419
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)	464	465,745
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	150	154,674
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	543	559,328
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)	1,005	1,031,351
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	1,222	1,237,483
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	310	317,418
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)	490	501,838

		15,723,680

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	$672	$654,541
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	160	161,448
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,183	1,159,328
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	535	558,834
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	811	835,963
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	113	114,649

		3,484,763

Engineering & Construction — 0.2%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	1,000	1,008,260

Environmental Control — 0.1%
Waste Management Inc., 3.50%, 05/15/24 (Call 02/15/24)	385	394,382

Food — 1.3%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)(a)	1,140	1,185,190
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	1,035	1,056,062
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	995	1,031,805
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	980	978,883
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	1,653	1,705,896

		5,957,836

Forest Products & Paper — 0.7%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	225	231,880
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	415	437,663
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	913	1,112,774
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	1,446	1,482,743

		3,265,060

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	438	446,077
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	646	645,683

		1,091,760

Health Care – Products — 2.1%
Becton Dickinson and Co. 3.36%, 06/06/24 (Call 04/06/24)	2,507	2,513,042
3.73%, 12/15/24 (Call 09/15/24)	1,971	2,000,388
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	1,465	1,492,351
Medtronic Inc., 3.63%, 03/15/24 (Call 12/15/23)	1,129	1,168,662
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	1,305	1,331,857
Thermo Fisher Scientific Inc., 4.15%, 02/01/24 (Call 11/01/23)(a)	1,432	1,500,908

		10,007,208

Health Care – Services — 2.2%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,359	1,360,549
Anthem Inc. 3.35%, 12/01/24 (Call 10/01/24)(a)	610	613,764
3.50%, 08/15/24 (Call 05/15/24)	1,878	1,903,127
HCA Inc., 5.00%, 03/15/24(a)	2,400	2,540,568
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	1,375	1,404,879
Laboratory Corp. of America Holdings, 3.25%, 09/01/24 (Call 07/01/24)	1,038	1,032,239
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	350	364,623
UnitedHealth Group Inc., 3.50%, 02/15/24	895	919,890

		10,139,639

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	300	301,467
Whirlpool Corp., 4.00%, 03/01/24	450	464,918

		766,385

Security	Par (000)	Value

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	$254	$261,158

Housewares — 0.2%
Newell Brands Inc., 4.00%, 12/01/24 (Call 09/01/24)(a)	828	798,068

Insurance — 3.4%
Aflac Inc., 3.63%, 11/15/24(a)	1,490	1,545,234
American International Group Inc., 4.13%, 02/15/24	1,636	1,708,082
Aon PLC, 3.50%, 06/14/24 (Call 03/14/24)	1,448	1,470,372
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	1,074	1,150,458
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	722	741,104
Chubb INA Holdings Inc., 3.35%, 05/15/24	357	365,550
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	797	819,101
Marsh & McLennan Companies Inc. 3.50%, 06/03/24 (Call 03/03/24)	1,560	1,595,506
3.88%, 03/15/24 (Call 02/15/24)	140	145,524
MetLife Inc., 3.60%, 04/10/24	1,944	2,017,872
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	360	382,086
Prudential Financial Inc., 3.50%, 05/15/24(a)	1,535	1,587,298
Unum Group, 4.00%, 03/15/24	925	943,611
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	190	188,111
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,355	1,369,417

		16,029,326

Internet — 2.6%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	2,275	2,324,117
Alphabet Inc., 3.38%, 02/25/24(a)	1,822	1,890,835
Amazon.com Inc. 2.80%, 08/22/24 (Call 06/22/24)	3,096	3,099,963
3.80%, 12/05/24 (Call 09/05/24)(a)	1,983	2,084,490
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	825	859,452
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	1,080	1,090,908
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)(a)	944	983,167

		12,332,932

Lodging — 0.0%
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	200	203,960

Machinery —1.5%
Caterpillar Financial Services Corp. 3.25%, 12/01/24(a)	1,495	1,520,565
3.30%, 06/09/24	70	71,359
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	2,007	2,063,276
CNH Industrial Capital LLC, 4.20%, 01/15/24(a)	335	343,502
John Deere Capital Corp. 2.65%, 06/24/24	1,335	1,320,889
3.35%, 06/12/24	710	728,240
Wabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,170	1,201,239

		7,249,070

Manufacturing — 1.3%
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	375	372,004
General Electric Co. 3.38%, 03/11/24	1,081	1,083,389
3.45%, 05/15/24 (Call 02/13/24)	991	989,067
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	971	1,004,082
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	947	968,478
Parker-Hannifin Corp., 3.30%, 11/21/24 (Call 08/21/24)	1,089	1,104,137
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	600	625,380

		6,146,537

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 3.0%
CBS Corp., 3.70%, 08/15/24 (Call 05/15/24)	$1,035	$1,056,021
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	1,330	1,385,567
Comcast Corp. 3.00%, 02/01/24 (Call 01/01/24)(a)	1,982	1,990,166
3.60%, 03/01/24(a)	1,768	1,820,739
3.70%, 04/15/24 (Call 03/15/24)	2,440	2,524,204
Discovery Communications LLC 3.80%, 03/13/24 (Call 01/13/24)	807	825,141
3.90%, 11/15/24 (Call 08/15/24)	343	351,764
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(d)	1,050	1,091,255
Viacom Inc., 3.88%, 04/01/24 (Call 01/01/24)	760	773,376
Walt Disney Co. (The), 3.70%, 09/15/24 (Call 06/15/24)(d)	915	953,613
Warner Media LLC, 3.55%, 06/01/24 (Call 03/01/24)	1,132	1,152,501

		13,924,347

Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	275	276,903

Mining — 0.4%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	945	1,013,711
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	615	635,633

		1,649,344

Oil & Gas — 4.7%
BP Capital Markets America Inc. 3.22%, 04/14/24 (Call 02/14/24)	1,069	1,078,706
3.79%, 02/06/24 (Call 01/06/24)	155	160,865
BP Capital Markets PLC 3.54%, 11/04/24	2,289	2,348,949
3.81%, 02/10/24	1,724	1,791,598
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	785	799,036
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)(a)	1,826	1,836,572
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,145	1,190,296
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)(a)	1,659	1,672,952
Exxon Mobil Corp., 3.18%, 03/15/24 (Call 12/15/23)(a)	1,788	1,830,358
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	458	452,733
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	994	1,017,101
Kerr-McGee Corp., 6.95%, 07/01/24	1,011	1,191,767
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	1,213	1,229,194
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	930	950,097
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	1,737	1,776,204
Total Capital International SA 3.70%, 01/15/24	1,148	1,191,670
3.75%, 04/10/24	1,418	1,476,039

		21,994,137

Packaging & Containers — 0.4%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	648	653,035
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	1,115	1,091,663

		1,744,698

Pharmaceuticals — 3.4%
Allergan Funding SCS, 3.85%, 06/15/24 (Call 03/15/24)	1,610	1,636,002
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	1,120	1,132,286
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	1,262	1,236,886
3.50%, 11/15/24 (Call 08/15/24)	458	458,907
CVS Health Corp., 3.38%, 08/12/24 (Call 05/12/24)	1,166	1,160,508
Express Scripts Holding Co., 3.50%, 06/15/24 (Call 03/15/24)	1,364	1,374,107

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	$585	$587,504
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	1,551	1,584,781
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)(a)	240	243,048
Novartis Capital Corp., 3.40%, 05/06/24	2,742	2,821,408
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	725	707,963
Pfizer Inc. 2.95%, 03/15/24 (Call 02/15/24)(a)	540	546,113
3.40%, 05/15/24	1,687	1,742,182
Wyeth LLC, 6.45%, 02/01/24	467	541,869

		15,773,564

Pipelines — 4.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.38%, 05/01/24 (Call 05/16/19)	128	134,347
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,170	1,223,750
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	233	236,469
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,105	1,102,028
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	1,035	1,046,468
Energy Transfer Operating LP 4.50%, 04/15/24 (Call 03/15/24)	560	584,998
4.90%, 02/01/24 (Call 11/01/23)	998	1,056,104
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	1,841	1,907,092
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	495	482,967
Kinder Morgan Energy Partners LP 4.15%, 02/01/24 (Call 11/01/23)	944	978,749
4.25%, 09/01/24 (Call 06/01/24)	1,118	1,167,002
4.30%, 05/01/24 (Call 02/01/24)	896	936,150
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	2,210	2,357,098
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	957	954,617
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	1,960	2,151,786
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,267	1,353,295
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)	828	853,502
Williams Companies Inc. (The) 4.30%, 03/04/24 (Call 12/04/23)(a)	2,395	2,493,458
4.55%, 06/24/24 (Call 03/24/24)	250	263,305

		21,283,185

Real Estate Investment Trusts — 4.9%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)	325	338,809
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	185	189,784
American Tower Corp. 3.38%, 05/15/24 (Call 04/15/24)	400	402,992
5.00%, 02/15/24	1,712	1,846,221
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	424	434,197
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)(a)	1,236	1,269,706
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	220	219,833
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	916	911,548
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	495	507,528

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	$629	$642,580
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	100	103,622
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)(a)	1,791	1,837,530
4.20%, 03/01/24 (Call 12/01/23)	335	347,656
Hospitality Properties Trust, 4.65%, 03/15/24 (Call 09/15/23)(a)	760	779,502
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	600	602,508
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	593	589,762
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	795	773,495
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)	365	383,068
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/15/24)(a)	390	397,086
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	725	742,581
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	813	785,431
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	735	763,643
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	158	161,416
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	433	450,688
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	1,597	1,629,483
3.75%, 02/01/24 (Call 11/01/23)(a)	1,389	1,438,087
UDR Inc., 3.75%, 07/01/24 (Call 04/01/24)	575	584,436
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	600	607,926
3.75%, 05/01/24 (Call 02/01/24)	445	454,314
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	950	979,441
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	175	178,616
4.50%, 01/15/24 (Call 10/15/23)	615	649,342
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	833	873,684

		22,876,515

Retail — 3.6%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	375	363,469
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	275	275,278
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	1,957	1,961,482
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	1,952	2,037,576
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)(a)	653	655,214
Macy’s Retail Holdings Inc., 3.63%, 06/01/24 (Call 03/01/24)	1,050	1,027,708
McDonald’s Corp., 3.25%, 06/10/24	520	528,637
QVC Inc., 4.85%, 04/01/24	1,121	1,145,135
Target Corp., 3.50%, 07/01/24(a)	1,575	1,631,432
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	2,838	2,870,240
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	911	905,133
2.85%, 07/08/24 (Call 06/08/24)	750	753,742
3.30%, 04/22/24 (Call 01/22/24)	2,605	2,671,818

		16,826,864

Semiconductors — 3.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	3,480	3,454,770
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(d)	1,290	1,271,230
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)	3,124	3,141,432

Security	Par/ Shares (000)	Value

Semiconductors (continued)
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)	$1,827	$1,951,072
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	75	77,090
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	525	541,060
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(d)	475	502,507
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)	2,255	2,247,491
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,026	1,018,623

		14,205,275

Software — 2.0%
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)	409	422,096
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	3,299	3,331,132
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)(a)	2,063	2,065,476
3.40%, 07/08/24 (Call 04/08/24)	3,303	3,378,341

		9,197,045

Telecommunications — 3.3%
AT&T Inc.
3.80%, 03/01/24 (Call 01/01/24)	870	897,118
3.90%, 03/11/24 (Call 12/11/23)	1,416	1,465,956
4.45%, 04/01/24 (Call 01/01/24)	1,894	2,001,541
Cisco Systems Inc., 3.63%, 03/04/24	1,542	1,609,000
Juniper Networks Inc., 4.50%, 03/15/24	1,378	1,440,520
Motorola Solutions Inc., 4.00%, 09/01/24(a)	779	793,295
Verizon Communications Inc. 3.50%, 11/01/24 (Call 08/01/24)	3,138	3,213,092
4.15%, 03/15/24 (Call 12/15/23)	1,246	1,314,268
Vodafone Group PLC, 3.75%, 01/16/24	2,610	2,654,814

		15,389,604

Transportation — 1.8%
Burlington Northern Santa Fe LLC 3.40%, 09/01/24 (Call 06/01/24)(a)	1,158	1,192,694
3.75%, 04/01/24 (Call 01/01/24)	679	707,688
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	460	462,926
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	1,046	1,071,805
FedEx Corp., 4.00%, 01/15/24(a)	1,661	1,745,262
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	600	623,274
Ryder System Inc., 3.65%, 03/18/24 (Call 02/18/24)	530	542,163
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)	535	542,099
3.65%, 02/15/24 (Call 11/15/23)	530	548,836
3.75%, 03/15/24 (Call 12/15/23)	518	537,772
United Parcel Service Inc., 2.80%, 11/15/24 (Call 09/15/24)	375	375,844

		8,350,363

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	370	384,230

Water — 0.2%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	921	952,240

Total Corporate Bonds & Notes — 98.7% (Cost: $452,773,834)		461,014,412

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	29,507	29,518,327

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	1,158	$1,157,891

		30,676,218

Total Short-Term Investments — 6.5% (Cost: $30,670,096)		30,676,218

Total Investments in Securities — 105.2% (Cost: $483,443,930)		491,690,630

Other Assets, Less Liabilities — (5.2)%		(24,511,858)

Net Assets — 100.0%		$467,178,772

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	20,091	9,416	(b)	—	29,507	$29,518,327	$42,682	(c)	$3,134		$3,780
BlackRock Cash Funds: Treasury, SL Agency Shares	519	639	(b)	—	1,158	1,157,891	22,884		—		—
PNC Bank N.A., 3.30%, 10/30/24(d)	250	100		—	350	N/A	5,466		—		10,857
PNC Financial Services Group Inc. (The), 3.90%, 04/29/24(d)	1,017	315		—	1,332	N/A	20,854		—		27,826

						$30,676,218	$91,886		$3,134		$42,463

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$461,014,412	$—	$461,014,412
Money Market Funds	30,676,218	—	—	30,676,218

	$30,676,218	$461,014,412	$—	$491,690,630

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The), 2.60%, 10/30/25 (Call 07/30/25)	$400	$389,740
Embraer Netherlands Finance BV, 5.05%, 06/15/25	1,085	1,145,521
General Dynamics Corp., 3.50%, 05/15/25 (Call 03/15/25)	965	997,742
Harris Corp., 3.83%, 04/27/25 (Call 01/27/25)	680	699,292
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	1,138	1,133,585
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	2,244	2,220,775
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	985	1,029,167

		7,615,822

Agriculture — 1.0%
Philip Morris International Inc., 3.38%, 08/11/25 (Call 05/11/25)(a)	940	953,367
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)(a)	3,182	3,281,724

		4,235,091

Airlines — 0.1%
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	109	110,861
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	272	282,090

		392,951

Apparel — 0.5%
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	925	954,757
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	863	872,122

		1,826,879

Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 4.13%, 08/04/25	1,275	1,246,338
4.69%, 06/09/25 (Call 04/09/25)	1,100	1,107,018
General Motors Co., 4.00%, 04/01/25(a)	600	604,308
General Motors Financial Co. Inc. 4.00%, 01/15/25 (Call 10/15/24)	1,385	1,392,991
4.30%, 07/13/25 (Call 04/13/25)	1,387	1,409,539
4.35%, 04/09/25 (Call 02/09/25)	768	783,061
Toyota Motor Credit Corp., 3.40%, 04/14/25	300	310,050

		6,853,305

Auto Parts & Equipment — 0.5%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	250	249,398
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	190	195,204
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	1,037	1,075,037
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	625	654,437

		2,174,076

Banks — 19.7%
Australia & New Zealand Banking Group Ltd./ New York NY, 3.70%, 11/16/25	835	861,611
Banco Santander SA, 5.18%, 11/19/25(a)	1,700	1,805,451
Bank of America Corp. 3.88%, 08/01/25	2,270	2,350,040
4.00%, 01/22/25	2,365	2,422,469
Series L, 3.95%, 04/21/25	3,572	3,648,512
Bank of New York Mellon Corp. (The) 3.95%, 11/18/25 (Call 10/18/25)	732	769,200
Series G, 3.00%, 02/24/25 (Call 01/24/25)	769	768,023
Barclays PLC, 3.65%, 03/16/25	2,400	2,361,072
BB&T Corp., 3.70%, 06/05/25 (Call 05/05/25)	424	438,628
Branch Banking & Trust Co., 3.63%, 09/16/25 (Call 08/16/25)	1,325	1,351,672

Security	Par (000)	Value

Banks (continued)
Citigroup Inc. 3.30%, 04/27/25	$1,563	$1,569,611
3.35%, 04/24/25 (Call 04/24/24)(b)	990	995,138
3.88%, 03/26/25	1,200	1,217,376
4.40%, 06/10/25	2,885	3,008,103
5.50%, 09/13/25	1,675	1,852,081
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,118	1,149,036
Compass Bank, 3.88%, 04/10/25 (Call 03/10/25)	790	790,672
Cooperatieve Rabobank UA, 4.38%, 08/04/25	1,265	1,312,362
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,300	1,320,397
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	2,650	2,679,971
Fifth Third Bank/Cincinnati OH, 3.95%, 07/28/25 (Call 06/28/25)	650	682,799
Goldman Sachs Group Inc. (The) 3.50%, 01/23/25 (Call 10/23/24)	2,745	2,758,149
3.75%, 05/22/25 (Call 02/22/25)	2,889	2,928,435
4.25%, 10/21/25	2,493	2,566,219
HSBC Holdings PLC, 4.25%, 08/18/25(a)	1,900	1,950,008
JPMorgan Chase & Co. 3.13%, 01/23/25 (Call 10/23/24)	3,025	3,026,028
3.90%, 07/15/25 (Call 04/15/25)(a)	3,281	3,402,594
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	1,000	1,016,980
KeyCorp., 4.15%, 10/29/25	788	831,931
Lloyds Bank PLC, 3.50%, 05/14/25	200	202,018
Lloyds Banking Group PLC 4.45%, 05/08/25	1,155	1,202,205
4.58%, 12/10/25	1,825	1,870,132
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25) .	1,000	996,670
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	760	783,659
Morgan Stanley 4.00%, 07/23/25	3,814	3,959,847
5.00%, 11/24/25	2,254	2,435,808
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	238	234,054
Northern Trust Corp., 3.95%, 10/30/25	906	952,922
PNC Bank N.A. 2.95%, 02/23/25 (Call 01/23/25)	1,000	995,840
3.25%, 06/01/25 (Call 05/02/25)	850	861,135
4.20%, 11/01/25 (Call 10/01/25)	250	264,243
Royal Bank of Scotland Group PLC, 4.27%, 03/22/25 (Call 03/22/24)(b)	225	229,651
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	1,250	1,302,563
State Street Corp., 3.55%, 08/18/25	1,760	1,819,453
SunTrust Bank/Atlanta GA, 4.05%, 11/03/25 (Call 09/03/25)	631	662,487
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	1,100	1,149,137
SVB Financial Group, 3.50%, 01/29/25(a)	560	554,187
U.S. Bancorp., 3.95%, 11/17/25 (Call 10/17/24)	770	811,765
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)	700	695,212
Wells Fargo & Co. 3.00%, 02/19/25	3,095	3,066,371
3.55%, 09/29/25	2,978	3,032,587

		79,916,514

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	2,321	2,425,329

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The), 2.88%, 10/27/25	$2,255	$2,278,272
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	250	255,147
Constellation Brands Inc. 4.40%, 11/15/25 (Call 09/15/25)(a)	439	463,637
4.75%, 12/01/25	868	931,503
Keurig Dr Pepper Inc. 3.40%, 11/15/25 (Call 08/15/25)	400	394,448
4.42%, 05/25/25 (Call 03/25/25)(c)	1,534	1,601,204
PepsiCo Inc. 2.75%, 04/30/25 (Call 01/30/25)(a)	1,217	1,215,138
3.50%, 07/17/25 (Call 04/17/25)	480	499,219

		10,063,897

Biotechnology — 2.4%
Amgen Inc., 3.13%, 05/01/25 (Call 02/01/25)	1,300	1,302,431
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,032	1,067,594
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	2,166	2,233,796
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	2,793	2,879,304
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)(a)	2,050	2,088,847

		9,571,972

Building Materials — 0.5%
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	525	536,377
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	735	761,820
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	750	779,767

		2,077,964

Chemicals — 1.7%
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)(c)	635	674,770
DowDuPont Inc., 4.49%, 11/15/25 (Call 09/25/25)	1,925	2,065,352
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,345	1,379,083
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)(a)	1,075	1,045,577
3.38%, 03/15/25 (Call 12/15/24)(a)	400	397,616
Praxair Inc., 2.65%, 02/05/25 (Call 11/05/24)	423	418,994
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	830	834,656

		6,816,048

Commercial Services — 0.9%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,205	1,242,753
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	550	580,376
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,080	1,137,164
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	704	732,252

		3,692,545

Computers — 2.6%
Apple Inc. 2.50%, 02/09/25	1,770	1,735,202
2.75%, 01/13/25 (Call 11/13/24)	1,407	1,398,882
3.20%, 05/13/25	2,806	2,854,768
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(a)	2,681	2,861,753
International Business Machines Corp., 7.00%, 10/30/25	406	499,875
Seagate HDD Cayman, 4.75%, 01/01/25(a)	1,229	1,201,569

		10,552,049

Cosmetics & Personal Care — 0.2%
Unilever Capital Corp. 3.10%, 07/30/25	450	453,622
3.38%, 03/22/25 (Call 01/22/25)	250	255,633

		709,255

Security	Par (000)	Value

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/25 (Call 11/15/24)	$480	$467,904
4.45%, 10/01/25 (Call 08/01/25)(a)	600	614,214
Affiliated Managers Group Inc., 3.50%, 08/01/25	165	163,990
Air Lease Corp., 3.25%, 03/01/25 (Call 01/01/25)	935	909,484
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	365	387,287
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	1,720	1,699,670
4.20%, 10/29/25 (Call 09/29/25)	1,908	1,963,446
4.25%, 04/30/25 (Call 03/31/25)(a)	277	288,836
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)	128	128,484
3.85%, 05/21/25 (Call 03/21/25)	793	831,167
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,282	1,288,705
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	800	800,160
Franklin Resources Inc., 2.85%, 03/30/25	335	333,261
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	2,450	2,408,644
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	1,580	1,647,166
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	485	509,648
Lazard Group LLC, 3.75%, 02/13/25	500	502,910
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/25 (Call 10/27/24)	550	547,728
3.25%, 11/01/25 (Call 08/01/25)	450	457,236
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	1,410	1,437,904
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	345	355,191
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	4,803	4,874,901

		22,617,936

Electric — 2.7%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	75	76,109
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	180	181,562
Berkshire Hathaway Energy Co., 3.50%, 02/01/25 (Call 11/01/24)	1,000	1,024,400
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,010	1,053,359
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	105	107,049
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	922	939,739
Eversource Energy, Series H, 3.15%, 01/15/25 (Call 10/15/24)	375	374,918
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	1,345	1,400,091
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)(a)	800	814,792
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	375	387,469
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	550	559,130
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	50	50,021
Public Service Electric &Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	365	364,558
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	370	369,193
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	485	486,989
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	505	512,095
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	850	884,637
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	339	339,234
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	495	505,776

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	$455	$458,167

		10,889,288

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	100	101,266

Electronics — 0.2%
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	300	299,487
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	625	645,331

		944,818

Environmental Control — 0.3%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	725	730,024
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)(a)	615	619,016

		1,349,040

Food — 2.1%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)(a)	345	337,910
3.95%, 03/15/25 (Call 01/15/25)	773	785,159
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	1,030	1,087,886
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	495	514,849
JM Smucker Co. (The), 3.50%, 03/15/25	1,551	1,555,979
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	2,205	2,225,154
Sysco Corp. 3.55%, 03/15/25 (Call 01/15/25)	387	396,613
3.75%, 10/01/25 (Call 07/01/25)	1,568	1,616,859

		8,520,409

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	350	346,605

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	625	659,637
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	565	565,181

		1,224,818

Health Care – Products — 3.1%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)	1,617	1,614,785
3.88%, 09/15/25 (Call 06/15/25)(a)	545	570,942
Boston Scientific Corp., 3.85%, 05/15/25	1,081	1,115,776
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	660	669,814
Medtronic Inc., 3.50%, 03/15/25	4,625	4,765,276
Stryker Corp., 3.38%, 11/01/25 (Call 08/01/25)	1,270	1,291,107
Thermo Fisher Scientific Inc., 3.65%, 12/15/25 (Call 09/09/25)	380	388,554
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	2,292	2,283,176

		12,699,430

Health Care – Services — 2.1%
Cigna Holding Co., 3.25%, 04/15/25 (Call 01/15/25)	1,563	1,548,730
HCA Inc., 5.25%, 04/15/25	1,463	1,568,995
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	1,671	1,671,117
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	475	477,945
UnitedHealth Group Inc. 3.70%, 12/15/25	279	289,027
3.75%, 07/15/25	2,747	2,859,050

		8,414,864

Holding Companies – Diversified — 0.3%
Apollo Investment Corp., 5.25%, 03/03/25	250	252,110

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	$850	$840,998

		1,093,108

Home Furnishings — 0.1%
Whirlpool Corp., 3.70%, 05/01/25	320	323,661

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25	310	314,201

Insurance — 2.3%
Aflac Inc., 3.25%, 03/17/25	350	354,126
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	215	214,794
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	1,802	1,821,462
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	1,269	1,312,374
Chubb INA Holdings Inc., 3.15%, 03/15/25	559	566,144
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	564	577,248
Lincoln National Corp., 3.35%, 03/09/25	175	175,712
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	1,218	1,248,109
MetLife Inc. 3.00%, 03/01/25	866	870,858
3.60%, 11/13/25 (Call 08/13/25)	400	414,476
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	561	564,080
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	300	304,200
XLIT Ltd., 4.45%, 03/31/25	722	753,068

		9,176,651

Internet — 0.5%
Amazon.com Inc., 5.20%, 12/03/25 (Call 09/03/25)	1,200	1,362,744
Baidu Inc., 4.13%, 06/30/25	265	272,176
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	517	531,254

		2,166,174

Iron &Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25(a)	390	435,833

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	600	601,770

Lodging — 0.7%
Marriott International Inc./MD 3.75%, 03/15/25 (Call 12/15/24)	400	406,156
3.75%, 10/01/25 (Call 07/01/25)	515	525,959
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	1,850	1,960,908

		2,893,023

Machinery — 0.6%
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	160	158,344
John Deere Capital Corp. 3.40%, 09/11/25(a)	685	705,982
3.45%, 03/13/25	795	819,629
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	50	49,719
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	544	554,962

		2,288,636

Manufacturing — 0.3%
3M Co., 3.00%, 08/07/25	1,025	1,035,588
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	239	242,349

		1,277,937

Media — 4.4%
CBS Corp., 3.50%, 01/15/25 (Call 10/15/24)	1,025	1,030,391

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	$5,000	$5,299,100
Comcast Corp. 3.38%, 02/15/25 (Call 11/15/24)	898	912,970
3.38%, 08/15/25 (Call 05/15/25)	2,807	2,850,621
3.95%, 10/15/25 (Call 08/15/25)	2,247	2,354,407
Discovery Communications LLC 3.45%, 03/15/25 (Call 12/15/24)	326	322,323
3.95%, 06/15/25 (Call 05/15/25)	492	499,291
Grupo Televisa SAB, 6.63%, 03/18/25	400	454,684
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	879	893,117
Walt Disney Co. (The), 3.70%, 10/15/25 (Call 07/15/25)(c)	1,052	1,098,277
Warner Media LLC, 3.60%, 07/15/25 (Call 04/15/25)	2,081	2,103,662

		17,818,843

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,050	1,071,934

Mining — 0.6%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,644	1,723,898
Southern Copper Corp., 3.88%, 04/23/25	765	774,027

		2,497,925

Oil & Gas — 3.5%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	890	923,206
BP Capital Markets PLC, 3.51%, 03/17/25	1,233	1,259,818
Canadian Natural Resources Ltd., 3.90%, 02/01/25 (Call 11/01/24)	1,010	1,035,462
Chevron Corp., 3.33%, 11/17/25 (Call 08/17/25)	1,021	1,049,608
Concho Resources Inc., 4.38%, 01/15/25 (Call 01/15/20)	515	530,522
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	580	658,642
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	405	407,207
Exxon Mobil Corp., 2.71%, 03/06/25 (Call 12/06/24)	2,075	2,067,343
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	180	186,257
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,019	1,033,684
Occidental Petroleum Corp., 3.50%, 06/15/25 (Call 03/15/25)	956	971,975
Shell International Finance BV, 3.25%, 05/11/25	2,995	3,055,200
Valero Energy Corp., 3.65%, 03/15/25	842	854,217

		14,033,141

Oil & Gas Services — 0.6%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	2,396	2,451,659

Pharmaceuticals — 7.9%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	4,430	4,450,555
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	3,805	3,843,012
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	624	618,166
AstraZeneca PLC, 3.38%, 11/16/25	2,613	2,644,957
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)(a)	675	679,043
Cigna Corp., 4.13%, 11/15/25 (Call 09/15/25)(a)(c)	1,285	1,328,099
CVS Health Corp. 3.88%, 07/20/25 (Call 04/20/25)	3,916	3,947,328
4.10%, 03/25/25 (Call 01/25/25)(a)	4,880	4,970,280
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,116	1,113,467
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	669	691,345
Johnson & Johnson, 2.63%, 01/15/25 (Call 11/15/24)	672	670,622
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	984	1,038,336
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	2,933	2,923,145
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	2,266	2,287,391
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	844	898,506

		32,104,252

Security	Par (000)	Value

Pipelines — 4.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25 (Call 01/15/21)	$350	$367,661
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	900	942,264
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	743	841,923
Energy Transfer Operating LP, 4.05%, 03/15/25 (Call 12/15/24)	1,179	1,198,241
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	1,470	1,516,158
Kinder Morgan Inc./DE, 4.30%, 06/01/25 (Call 03/01/25)	1,847	1,935,582
MPLX LP 4.00%, 02/15/25 (Call 11/15/24)	920	938,796
4.88%, 06/01/25 (Call 03/01/25)	1,400	1,491,224
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	573	611,362
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	378	381,016
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	1,211	1,266,016
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	2,250	2,469,847
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	652	655,801
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 08/01/25)	565	628,907
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	430	440,617
Western Midstream Operating LP, 3.95%, 06/01/25 (Call 03/01/25)	670	676,861
Williams Companies Inc. (The) 3.90%, 01/15/25 (Call 10/15/24)	1,125	1,149,345
4.00%, 09/15/25 (Call 06/15/25)	967	994,028

		18,505,649

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	406	412,703
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	509	543,800

		956,503

Real Estate Investment Trusts — 5.3%
American Tower Corp., 4.00%, 06/01/25 (Call 03/01/25)	1,100	1,136,322
AvalonBay Communities Inc. 3.45%, 06/01/25 (Call 03/03/25)(a)	735	751,831
3.50%, 11/15/25 (Call 08/15/25)	463	474,279
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	624	622,902
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	505	505,318
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	150	150,051
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	380	396,116
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	365	368,497
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	500	533,445
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	261	266,672
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	335	341,275
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	250	250,250
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	1,095	1,153,999
HCP Inc. 3.40%, 02/01/25 (Call 11/01/24)	1,170	1,172,047
4.00%, 06/01/25 (Call 03/01/25)	725	747,765
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	625	633,775

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	$825	$827,945
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	220	228,448
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,000	992,040
Liberty Property LP, 3.75%, 04/01/25 (Call 01/01/25)(a)	125	126,153
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)(a)	456	469,675
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	660	678,691
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	496	480,932
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	710	722,318
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)(a)	1,146	1,198,143
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)(a)	250	260,385
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	745	762,418
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	879	866,632
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)	375	385,339
Ventas Realty LP, 3.50%, 02/01/25 (Call 11/01/24)	995	1,000,671
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)	275	285,412
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	547	543,335
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	2,019	2,085,465
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	140	141,385

		21,559,931

Retail — 2.5%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	650	656,377
AutoZone Inc., 3.25%, 04/15/25 (Call 01/15/25)(a)	694	692,702
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	604	635,160
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	833	849,160
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	1,321	1,357,750
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	1,047	1,087,236
Lowe’s Companies Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,205	1,217,496
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	865	879,437
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(a)	972	967,898
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	590	611,653
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	1,285	1,333,882

		10,288,751

Semiconductors — 2.3%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	1,161	1,195,818
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	875	920,710
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	1,170	1,114,390
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)	2,825	2,951,984
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	767	793,339
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	2,216	2,257,306

		9,233,547

Software — 3.4%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	880	900,266
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	700	725,837
Fidelity National Information Services Inc., 5.00%, 10/15/25 (Call 07/15/25)(a)	1,320	1,437,111
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,125	1,157,276
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	2,480	2,475,040
3.13%, 11/03/25 (Call 08/03/25)	3,862	3,946,501
Oracle Corp., 2.95%, 05/15/25 (Call 02/15/25)	3,091	3,075,143

		13,717,174

Security	Par/ Shares (000)	Value

Telecommunications — 3.3%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	$5,671	$5,697,257
3.95%, 01/15/25 (Call 10/15/24)	1,710	1,764,617
Cisco Systems Inc., 3.50%, 06/15/25	360	375,041
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	192	199,269
Motorola Solutions Inc., 7.50%, 05/15/25	280	328,412
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)	900	922,455
Verizon Communications Inc., 3.38%, 02/15/25	2,896	2,939,817
Vodafone Group PLC, 4.13%, 05/30/25	1,160	1,196,830

		13,423,698

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	770	776,568
3.65%, 09/01/25 (Call 06/01/25)	705	732,326
7.00%, 12/15/25(a)	50	61,659
Canadian Pacific Railway CO., 2.90%, 02/01/25 (Call 11/01/24)	1,136	1,129,400
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	800	809,352
FedEx Corp., 3.20%, 02/01/25	837	843,897
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	275	283,379
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/01/24)	215	217,477
3.25%, 08/15/25 (Call 05/15/25)	793	802,793
3.75%, 07/15/25 (Call 05/15/25)	802	834,457

		6,491,308

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	105	102,223

Water — 0.2%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	893	906,136

Total Corporate Bonds & Notes — 98.5% (Cost: $393,690,367)		399,340,510

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	21,436	21,444,127
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	1,578	1,577,681

		23,021,808

Total Short-Term Investments — 5.7% (Cost: $23,016,570)		23,021,808

Total Investments in Securities — 104.2% (Cost: $416,706,937)		422,362,318

Other Assets, Less Liabilities — (4.2)%		(16,999,487)

Net Assets — 100.0%		$405,362,831

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,138	3,298	(b)	—	21,436	$21,444,127	$26,260	(c)	$435		$2,383
BlackRock Cash Funds: Treasury, SL Agency Shares	852	726	(b)	—	1,578	1,577,681	19,180		—		—
PNC Bank N.A. 2.95%, 02/23/25(d)	1,000	—		—	1,000	N/A	15,870		—		38,423
3.25%, 06/01/25(d)	850	—		—	850	N/A	12,947		—		45,677
4.20%, 11/01/25(d)	250	—		—	250	N/A	4,453		—		11,028

						$23,021,808	$78,710		$435		$97,511

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$399,340,510	$—	$399,340,510
Money Market Funds	23,021,808	—	—	23,021,808

	$23,021,808	$399,340,510	$—	$422,362,318

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$696	$694,921

Aerospace & Defense — 1.8%
Boeing Co. (The), 2.25%, 06/15/26 (Call 03/15/26)	640	601,997
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)	700	659,792
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	470	477,887
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	1,703	1,753,409
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)(a)	1,070	1,025,188

		4,518,273

Agriculture — 1.5%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)(a)	375	347,775
4.40%, 02/14/26 (Call 12/14/25)	1,080	1,115,370
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	930	896,269
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	529	490,611
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)	820	797,991

		3,648,016

Airlines — 0.4%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/01/26	139	139,843
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	300	289,515
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 09/03/26	621	628,894

		1,058,252

Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	900	868,320

Auto Manufacturers — 1.6%
American Honda Finance Corp., 2.30%, 09/09/26	530	500,574
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	712	700,288
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(a)	1,235	1,212,301
General Motors Financial Co. Inc. 4.00%, 10/06/26 (Call 07/06/26)	805	795,847
5.25%, 03/01/26 (Call 12/01/25)	789	837,034

		4,046,044

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	270	278,675

Banks — 27.2%
Bank of America Corp. 3.50%, 04/19/26	1,861	1,875,460
4.25%, 10/22/26	1,190	1,228,639
4.45%, 03/03/26	1,974	2,070,232
Bank of New York Mellon Corp. (The) 2.45%, 08/17/26 (Call 05/17/26)(a)	690	661,110
2.80%, 05/04/26 (Call 02/04/26)	680	668,256
Bank One Corp., 7.63%, 10/15/26	150	187,124
Barclays PLC, 4.38%, 01/12/26(a)	1,835	1,872,177
BPCE SA, 3.38%, 12/02/26(a)	400	398,108
Branch Banking & Trust Co., 3.80%, 10/30/26 (Call 09/30/26)	650	666,660
Citigroup Inc. 3.20%, 10/21/26 (Call 07/21/26)	2,319	2,277,188
3.40%, 05/01/26	1,285	1,282,918
3.70%, 01/12/26	1,595	1,624,173
4.30%, 11/20/26	755	777,220

Security	Par (000)	Value

Banks (continued)
4.60%, 03/09/26	$915	$960,457
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	700	717,115
Cooperatieve Rabobank UA, 3.75%, 07/21/26(a)	1,265	1,253,387
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26(a)	1,375	1,447,339
Deutsche Bank AG, 4.10%, 01/13/26	235	227,125
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	150	144,407
Discover Bank, 3.45%, 07/27/26 (Call 04/27/26)	1,035	1,008,908
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)	615	629,803
Goldman Sachs Group Inc. (The) 3.50%, 11/16/26 (Call 11/16/25)	1,783	1,755,524
3.75%, 02/25/26 (Call 11/25/25)	1,628	1,637,670
HSBC Holdings PLC 3.90%, 05/25/26	1,935	1,971,494
4.30%, 03/08/26	1,885	1,964,358
4.38%, 11/23/26	955	981,549
JPMorgan Chase & Co. 2.95%, 10/01/26 (Call 07/01/26)	2,130	2,075,728
3.20%, 06/15/26 (Call 03/15/26)	1,291	1,283,938
3.30%, 04/01/26 (Call 01/01/26)	2,472	2,473,854
4.13%, 12/15/26	1,038	1,074,735
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	450	448,029
Lloyds Banking Group PLC, 4.65%, 03/24/26	1,060	1,083,808
Mitsubishi UFJ Financial Group Inc. 2.76%, 09/13/26	665	641,745
3.85%, 03/01/26	2,135	2,206,394
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	485	470,566
Morgan Stanley 3.13%, 07/27/26	2,255	2,201,151
3.88%, 01/27/26	1,956	2,004,059
4.35%, 09/08/26	1,970	2,041,353
6.25%, 08/09/26(a)	250	291,243
National Australia Bank Ltd./New York 2.50%, 07/12/26	1,155	1,098,151
3.38%, 01/14/26(a)	750	754,822
Royal Bank of Canada, 4.65%, 01/27/26	1,117	1,189,549
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26	1,245	1,304,237
State Street Corp., 2.65%, 05/19/26	475	462,341
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26	1,889	1,808,359
3.01%, 10/19/26	491	481,460
3.78%, 03/09/26(a)	856	882,390
SunTrust Bank/Atlanta GA, 3.30%, 05/15/26 (Call 04/15/26)	775	766,723
U.S. Bancorp. 3.10%, 04/27/26 (Call 03/27/26)	710	705,364
Series V, 2.38%, 07/22/26 (Call 06/22/26)	944	902,200
Wachovia Corp., 7.57%, 08/01/26(a)(b)	200	244,792
Wells Fargo & Co. 3.00%, 04/22/26	2,322	2,267,642
3.00%, 10/23/26	2,346	2,282,799
4.10%, 06/03/26	1,952	1,998,458
Westpac Banking Corp. 2.70%, 08/19/26(a)	687	663,669
2.85%, 05/13/26	1,107	1,076,801

		67,474,761

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(c)	2,453	2,459,280

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	$750	$754,897
Coca-Cola Co. (The) 2.25%, 09/01/26	600	572,046
2.55%, 06/01/26	545	530,754
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	650	653,419
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	450	413,213
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	1,600	1,536,448
PepsiCo Inc. 2.38%, 10/06/26 (Call 07/06/26)	945	906,349
2.85%, 02/24/26 (Call 11/24/25)	365	363,343

		8,189,749

Biotechnology — 1.3%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	876	829,931
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	2,293	2,341,795

		3,171,726

Building Materials — 0.4%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	150	152,570
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	424	432,853
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	300	306,537
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	245	232,995

		1,124,955

Chemicals — 0.7%
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	240	244,644
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	750	762,150
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	60	61,129
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	633	620,834

		1,688,757

Commercial Services — 0.6%
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	529	515,151
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	415	446,449
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)	540	569,732

		1,531,332

Computers — 3.9%
Apple Inc. 2.45%, 08/04/26 (Call 05/04/26)	1,508	1,450,274
3.25%, 02/23/26 (Call 11/23/25)	2,449	2,485,392
Dell International LLC/EMC Corp. 4.90%, 10/01/26 (Call 08/01/26)(c)	1,400	1,435,224
6.02%, 06/15/26 (Call 03/15/26)(c)	2,954	3,203,377
International Business Machines Corp., 3.45%, 02/19/26(a)	1,060	1,078,179

		9,652,446

Cosmetics & Personal Care — 0.7%
Procter & Gamble Co. (The) 2.45%, 11/03/26	935	907,735
2.70%, 02/02/26	150	148,676
Unilever Capital Corp., 2.00%, 07/28/26	675	627,169

		1,683,580

Diversified Financial Services — 1.8%
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	250	244,495
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	240	244,543
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	1,028	1,011,696
Charles Schwab Corp. (The), 3.45%, 02/13/26 (Call 11/13/25)	180	183,589
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	300	311,202
Invesco Finance PLC, 3.75%, 01/15/26	265	268,029

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc., 4.75%, 03/15/26	$400	$415,260
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	715	714,192
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	491	497,648
Raymond James Financial Inc., 3.63%, 09/15/26(a)	332	331,213
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	330	316,830

		4,538,697

Electric — 4.9%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	125	124,143
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	400	403,732
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	90	85,200
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	25	23,727
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	520	513,105
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	320	311,674
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	224	215,891
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	125	119,734
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	675	645,556
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(a)	370	367,247
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26) .	1,006	962,008
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)(a)	550	543,559
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	74,259
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	450	456,961
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	566	545,398
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	100	94,382
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	521	522,355
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	755	725,042
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	300	294,819
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	215	211,143
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)	250	249,910
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	520	501,816
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)(a)	495	464,899
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	395	372,359
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	175	167,701
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	1,240	1,222,838
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	670	637,538
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	815	814,666
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	325	319,615
Westar Energy Inc., 2.55%, 07/01/26 (Call 04/01/26)	25	23,948
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	225	225,326

		12,240,551

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	90	87,608

Electronics — 1.0%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	165	159,299
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	210	213,711
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	895	870,665
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	1,167	1,132,037

		2,375,712

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)(a)	$300	$293,211

Food — 2.1%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	100	96,949
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	531	505,894
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	260	248,924
Kellogg Co., 3.25%, 04/01/26(a)	735	726,474
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	1,437	1,354,804
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	562	522,059
3.50%, 02/01/26 (Call 11/01/25)	340	335,855
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	250	253,455
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	855	848,673
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	240	247,140

		5,140,227

Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	375	382,920

Gas — 0.2%
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	545	520,453
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	25	24,385

		544,838

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	525	531,725

Health Care – Products — 1.8%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	1,220	1,268,958
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	610	585,893
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	1,050	1,073,142
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	587	594,913
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	962	933,958

		4,456,864

Health Care – Services — 0.9%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	975	1,042,529
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	475	469,960
UnitedHealth Group Inc., 3.10%, 03/15/26(a)	800	800,216

		2,312,705

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	150	147,847

Housewares — 0.5%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	1,220	1,158,988

Insurance — 3.9%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	75	73,444
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	525	532,030
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	400	389,832
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	1,317	1,332,659
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	375	389,689
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	2,015	2,026,203
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	544,148
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	555	579,725
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	50	51,357
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	265	268,230
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	490	505,876

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp., 4.15%, 03/04/26	$825	$868,791
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	495	509,672
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	445	446,001
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	295	286,814
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	250	253,280
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	268	277,040
Voya Financial Inc., 3.65%, 06/15/26	440	438,473

		9,773,264

Internet — 1.0%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	1,240	1,169,432
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	690	704,193
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	336	358,750
JD.com Inc., 3.88%, 04/29/26	200	195,946

		2,428,321

Iron & Steel — 0.9%
ArcelorMittal, 4.55%, 03/11/26(a)	620	643,052
Vale Overseas Ltd., 6.25%, 08/10/26(a)	1,425	1,559,719

		2,202,771

Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	250	265,765
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	490	478,407

		744,172

Machinery — 0.7%
Caterpillar Financial Services Corp., 2.40%, 08/09/26	25	23,743
John Deere Capital Corp., 2.65%, 06/10/26	315	306,104
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	413	416,416
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	550	516,549
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	560	549,819

		1,812,631

Manufacturing — 0.8%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	720	686,088
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	510	501,289
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	395	397,568
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	375	379,931

		1,964,876

Media — 2.6%
CBS Corp., 4.00%, 01/15/26 (Call 10/15/25)	800	814,784
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	1,985	1,989,943
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	750	795,607
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	200	204,834
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,202	1,113,785
3.00%, 02/13/26	196	196,088
Walt Disney Co. (The), 3.38%, 11/15/26 (Call 08/15/26)(c)	210	214,026
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	535	512,798
3.88%, 01/15/26 (Call 10/15/25)	545	554,554

		6,396,419

Oil & Gas — 4.9%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	900	1,013,373

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	$708	$704,623
3.41%, 02/11/26 (Call 12/11/25)	150	152,541
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	1,148	1,148,781
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,061	1,175,768
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	332	350,944
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	1,442	1,448,114
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	765	819,261
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(c)	550	594,088
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	700	756,637
Occidental Petroleum Corp., 3.40%, 04/15/26 (Call 01/15/26)	900	900,243
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	550	583,193
Shell International Finance BV
2.50%, 09/12/26	541	521,508
2.88%, 05/10/26(a)	1,355	1,344,065
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	722	710,347

		12,223,486

Packaging & Containers — 0.3%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	50	47,093
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	570	601,162

		648,255

Pharmaceuticals — 4.3%
AbbVie Inc., 3.20%, 05/14/26 (Call 02/14/26)	1,102	1,070,990
CVS Health Corp., 2.88%, 06/01/26 (Call 03/01/26)	949	896,302
Express Scripts Holding Co., 4.50%, 02/25/26 (Call 11/27/25)	1,200	1,254,924
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	1,150	1,118,754
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	1,580	1,521,224
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)(a)	600	591,216
Pfizer Inc. 2.75%, 06/03/26	920	905,823
3.00%, 12/15/26(a)	1,198	1,197,449
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	2,211	2,152,585

		10,709,267

Pipelines — 3.7%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	385	413,113
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	500	485,995
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	504	525,622
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	740	775,172
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	965	988,295
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	300	283,380
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	150	162,913
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	325	321,162
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	430	442,990
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	1,221	1,359,327
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	586	576,788
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)(a)	400	398,676
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	649	698,506

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	$615	$768,498
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	500	519,845
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	383	396,137

		9,116,419

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	285	302,684

Real Estate Investment Trusts — 6.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	415	423,703
4.30%, 01/15/26 (Call 10/15/25)	50	52,123
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	725	714,676
4.40%, 02/15/26 (Call 11/15/25)	691	724,320
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	325	319,007
2.95%, 05/11/26 (Call 02/11/26)	270	266,576
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	900	856,134
3.65%, 02/01/26 (Call 11/03/25)	725	731,075
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	400	402,016
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	240	230,347
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	905	909,996
4.45%, 02/15/26 (Call 11/15/25)	594	623,837
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	130	123,677
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	50	49,345
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	425	437,044
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(a)	500	488,925
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	375	370,069
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26	500	529,315
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	190	186,050
Hospitality Properties Trust, 5.25%, 02/15/26 (Call 08/15/25)	340	348,850
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	150	153,279
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	385	363,448
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	225	210,062
Liberty Property LP, 3.25%, 10/01/26 (Call 07/01/26)	115	111,484
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	400	385,544
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	350	349,009
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	450	473,616
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	650	683,455
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	250	249,133
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	497	497,338
3.30%, 01/15/26 (Call 10/15/25)	631	635,133
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)(a)	175	175,914
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	390	373,031
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	497	483,288
4.13%, 01/15/26 (Call 10/15/25)	286	294,048
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	450	470,781

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	$584	$604,002
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	175	176,881

		15,476,531

Retail — 3.4%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	235	229,487
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	890	839,893
3.00%, 04/01/26 (Call 01/01/26)	631	633,189
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	1,259	1,195,446
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	1,619	1,663,474
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	215	214,456
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	605	572,790
Target Corp., 2.50%, 04/15/26(a)	800	778,408
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	762	725,965
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,380	1,332,348
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	250	252,470

		8,437,926

Semiconductors — 1.6%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	805	806,377
Broadcom Inc., 4.25%, 04/15/26 (Call 02/15/26)(c)	250	247,058
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	730	710,618
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	500	513,935
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	450	462,636
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	795	792,106
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	450	489,573

		4,022,303

Software — 2.9%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	800	796,664
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	100	98,622
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	150	161,027
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	1,105	1,069,673
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	3,030	2,932,616
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)	2,099	2,033,532

		7,092,134

Telecommunications — 2.0%
AT&T Inc., 4.13%, 02/17/26 (Call 11/17/25)	1,734	1,793,910
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	700	680,246
2.95%, 02/28/26(a)	859	858,665
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	100	96,927

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Verizon Communications Inc., 2.63%, 08/15/26(a)	$1,607	$1,544,777

		4,974,525

Transportation — 1.2%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	180	176,861
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	550	525,855
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	602	603,408
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	500	509,115
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	535	524,739
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	450	439,771
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	125	119,709

		2,899,458

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	75	71,980

Total Corporate Bonds & Notes — 98.7% (Cost: $240,492,407)		245,139,122

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	20,494	20,501,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	566	565,781

		21,067,661

Total Short-Term Investments — 8.5% (Cost: $21,063,336)		21,067,661

Total Investments in Securities — 107.2% (Cost: $261,555,743)		266,206,783

Other Assets, Less Liabilities — (7.2)%		(17,934,331)

Net Assets — 100.0%		$248,272,452

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,067	11,427	20,494	$20,501,880	$21,404	(b)	$292		$3,260
BlackRock Cash Funds: Treasury, SL Agency Shares	1,582	(1,016)	566	565,781	14,984		—		—

				$21,067,661	$36,388		$292		$3,260

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$245,139,122	$—	$245,139,122
Money Market Funds	21,067,661	—	—	21,067,661

	$21,067,661	$245,139,122	$—	$266,206,783

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.1%
Boeing Co. (The), 2.80%, 03/01/27 (Call 12/01/26)	$305	$296,128
Embraer Netherlands Finance BV, 5.40%, 02/01/27	365	392,820
General Dynamics Corp., 2.63%, 11/15/27 (Call 08/15/27)	295	286,005
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	575	566,272
Raytheon Co., 7.20%, 08/15/27	75	96,691
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	805	797,505
United Technologies Corp., 3.13%, 05/04/27 (Call 02/04/27)	785	771,639

		3,207,060

Agriculture — 1.7%
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	2,130	2,029,911
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	335	313,912
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	305	301,136

		2,644,959

Airlines — 1.0%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	642	632,356
Series 2015-2, Class AA, 3.60%, 03/22/29	129	129,282
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	475	471,436
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	270	268,310

		1,501,384

Apparel — 0.2%
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	305	295,145

Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC, 3.82%, 11/02/27 (Call 08/02/27)(a)	450	419,063
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	545	543,594
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	720	723,730
Toyota Motor Credit Corp., 3.20%, 01/11/27	525	534,271

		2,220,658

Auto Parts & Equipment — 0.2%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	400	389,148

Banks — 15.9%
Banco Santander SA, 4.25%, 04/11/27	600	607,830
Bank of America Corp. 3.25%, 10/21/27 (Call 10/21/26)	1,560	1,529,518
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,200	1,226,928
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	500	502,510
Bank One Corp., 8.00%, 04/29/27	95	120,719
Citigroup Inc., 4.45%, 09/29/27	2,385	2,474,891
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	1,925	1,936,954
5.95%, 01/15/27	450	510,084
ING Groep NV, 3.95%, 03/29/27	975	984,701
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	810	807,367
4.25%, 10/01/27	925	963,406
Lloyds Banking Group PLC, 3.75%, 01/11/27	700	694,120
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	295	301,579
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	765	762,361
3.68%, 02/22/27(a)	355	363,428

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
3.17%, 09/11/27	$555	$547,646
3.66%, 02/28/27	450	459,747
Morgan Stanley
3.63%, 01/20/27	1,750	1,763,755
3.95%, 04/23/27	1,190	1,199,175
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	435	433,247
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	475	474,487
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	700	709,786
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	825	826,749
3.36%, 07/12/27	625	626,781
3.45%, 01/11/27	705	711,592
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	750	752,032
Wells Fargo & Co., 4.30%, 07/22/27	1,615	1,679,293
Westpac Banking Corp., 3.35%, 03/08/27	600	601,782

		24,572,468

Beverages — 1.3%
Coca-Cola Co. (The), 2.90%, 05/25/27(a)	365	362,087
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	340	336,277
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	375	363,604
PepsiCo Inc., 3.00%, 10/15/27 (Call 07/15/27)	900	897,228

		1,959,196

Biotechnology — 1.3%
Amgen Inc., 3.20%, 11/02/27 (Call 08/02/27)	650	637,331
Celgene Corp., 3.45%, 11/15/27 (Call 08/15/27)	635	629,171
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)(a)	720	701,302

		1,967,804

Building Materials — 0.5%
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	25	24,066
3.50%, 12/15/27 (Call 09/15/27)	395	380,101
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	255	243,754
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	175	173,847

		821,768

Chemicals — 1.4%
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	640	622,464
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	475	477,755
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	300	292,950
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	825	813,920

		2,207,089

Commercial Services — 0.3%
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	350	351,421
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	150	147,141

		498,562

Computers — 3.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	920	905,455
3.00%, 06/20/27 (Call 03/20/27)	471	467,534
3.00%, 11/13/27 (Call 08/13/27)	900	891,711
3.20%, 05/11/27 (Call 02/11/27)	1,065	1,071,805
3.35%, 02/09/27 (Call 11/09/26)	1,150	1,170,907
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	325	340,509

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp. 3.30%, 01/27/27	$340	$343,203
6.22%, 08/01/27	200	239,610
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	395	379,484

		5,810,218

Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)(a)	174	174,646
Procter & Gamble Co. (The), 2.85%, 08/11/27	380	380,205
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	650	638,748

		1,193,599

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 07/21/27 (Call 04/21/27)	640	606,266
Air Lease Corp. 3.63%, 04/01/27 (Call 01/01/27)(a)	315	303,959
3.63%, 12/01/27 (Call 09/01/27)	275	262,837
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,240	1,259,146
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	800	792,688
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	310	315,549
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	425	427,133
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	600	602,406
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	345	336,313
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	280	281,058
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	230	229,232
Jefferies Group LLC, 6.45%, 06/08/27(a)	125	137,755
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	480	483,322
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	250	244,005
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	150	147,639
ORIX Corp., 3.70%, 07/18/27	125	127,081
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	610	583,953
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	595	597,487
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)	500	492,860

		8,230,689

Electric — 5.1%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	280	273,745
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	140	138,331
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	200	192,134
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	125	123,321
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	300	300,354
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	265	260,307
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	275	275,039
Consolidated Edison Co. of New York Inc., 3.13%, 11/15/27 (Call 08/15/27)	225	224,208
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	325	330,021
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	660	650,331
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	290	291,134
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	350	345,957

Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	$815	$825,204
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	310	303,171
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	130	130,454
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	350	346,993
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	200	200,458
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(a)	800	809,816
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	300	298,338
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	185	183,466
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	375	361,946
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	175	171,959
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	500	509,460
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	250	248,105
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	75	74,057

		7,868,309

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	25	23,787

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	255	241,584
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	425	440,938
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	300	303,906
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(a)	175	169,817

		1,156,245

Environmental Control — 0.7%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	475	476,472
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	575	571,648

		1,048,120

Food — 2.1%
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	365	357,112
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	375	367,189
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	410	399,320
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	340	336,899
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	500	493,205
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)(a)	440	434,236
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	845	837,133

		3,225,094

Forest Products & Paper — 0.9%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	200	196,584
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	450	474,489
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)(a)	750	719,250

		1,390,323

Gas — 0.8%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	350	345,310
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	275	266,233
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	630	629,357

		1,240,900

Health Care – Products — 1.6%
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	1,405	1,398,930
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	600	609,318

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)(a)	$525	$513,508

		2,521,756

Health Care – Services — 2.8%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,075	1,065,551
Cigna Holding Co., 3.05%, 10/15/27 (Call 07/15/27)	400	377,016
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)(a)	700	718,466
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	375	376,282
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	400	399,292
UnitedHealth Group Inc. 2.95%, 10/15/27	540	528,190
3.38%, 04/15/27	370	372,683
3.45%, 01/15/27(a)	440	445,922

		4,283,402

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	150	143,469

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	350	339,668
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	325	319,462

		659,130

Insurance — 1.8%
Aon Corp., 8.21%, 01/01/27(a)	350	417,788
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	250	248,665
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	925	855,569
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)(a)	350	340,599
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(a)	230	219,986
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	275	272,709
Progressive Corp. (The), 2.45%, 01/15/27(a)	180	171,506
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	125	122,881
XLIT Ltd., 6.25%, 05/15/27	135	158,659

		2,808,362

Internet — 2.9%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	1,480	1,454,455
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	1,975	1,990,780
Baidu Inc., 3.63%, 07/06/27	460	451,830
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)(a)	550	543,483

		4,440,548

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	200	241,496

Machinery — 0.4%
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	390	373,035
John Deere Capital Corp., 2.80%, 09/08/27	275	269,495

		642,530

Manufacturing —1.4%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	650	645,047
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	425	414,600
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	465	456,332
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	150	149,319
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)(a)	360	356,728
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	215	211,287

		2,233,313

Media — 2.3%
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	475	446,424

Security	Par (000)	Value

Media (continued)
Comcast Corp. 2.35%, 01/15/27 (Call 10/15/26)	$891	$834,333
3.30%, 02/01/27 (Call 11/01/26)	695	695,563
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	660	656,964
Warner Media LLC, 3.80%, 02/15/27 (Call 11/15/26)	910	915,760

		3,549,044

Mining — 0.3%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	325	314,246
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	180	177,267

		491,513

Oil & Gas — 4.4%
BP Capital Markets America Inc. 3.02%, 01/16/27 (Call 10/16/26)	865	848,280
3.59%, 04/14/27 (Call 01/14/27)	300	305,058
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	550	548,306
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)(a)	825	833,737
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	675	677,909
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	475	478,648
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	615	616,962
Eni USA Inc., 7.30%, 11/15/27	125	152,345
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(a)	770	726,225
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	545	548,673
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	650	672,087
Occidental Petroleum Corp., 3.00%, 02/15/27 (Call 11/15/26)	450	436,172

		6,844,402

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)(a)	740	723,905

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	255	250,099
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	155	149,527

		399,626

Pharmaceuticals — 3.5%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	350	337,648
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	450	441,657
Bristol-Myers Squibb Co., 3.25%, 02/27/27	450	447,754
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	820	777,606
CVS Health Corp., 6.25%, 06/01/27(a)	200	227,864
Eli Lilly & Co. 3.10%, 05/15/27 (Call 02/15/27)	455	458,913
5.50%, 03/15/27(a)	200	233,954
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26)	915	890,579
Johnson & Johnson, 2.95%, 03/03/27 (Call 12/03/26)	600	599,424
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)	600	600,708
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	425	410,002

		5,426,109

Pipelines — 4.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)(a)	410	416,880
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	250	246,103
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	195	189,209
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	475	468,816
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	525	527,593
Energy Transfer Operating LP 4.20%, 04/15/27 (Call 01/15/27)	450	452,799
5.50%, 06/01/27 (Call 03/01/27)(a)	500	542,865

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	$365	$379,293
MPLX LP, 4.13%, 03/01/27 (Call 12/01/26)	850	859,103
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	325	328,926
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	915	973,917
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	405	402,015
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	300	297,564
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	1,160	1,157,042

		7,242,125

Real Estate Investment Trusts — 6.8%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	175	177,613
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	275	269,585
American Tower Corp. 3.13%, 01/15/27 (Call 10/15/26)	225	215,971
3.55%, 07/15/27 (Call 04/15/27)	435	428,697
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	300	303,081
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	200	198,554
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	250	248,123
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	750	742,657
4.00%, 03/01/27 (Call 12/01/26)(a)	150	152,438
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	600	597,420
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	325	320,379
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	200	202,090
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	235	235,938
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	180	179,955
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	275	271,131
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	425	420,979
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	225	223,727
Hospitality Properties Trust, 4.95%, 02/15/27 (Call 08/15/26)	250	251,538
Hudson Pacific Properties LP, 3.95%, 11/01/27	250	245,120
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	260	260,816
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	300	293,571
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)(a)	275	275,484
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	300	296,751
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)(a)	421	426,742
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	125	124,540
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	350	345,369
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	378	369,121
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	255	255,441
Simon Property Group LP 3.38%, 06/15/27 (Call 03/15/27)	415	419,191
3.38%, 12/01/27 (Call 09/01/27)(a)	475	479,455
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	325	334,376
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	150	147,725
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	275	276,719

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	$375	$370,991
Weyerhaeuser Co., 6.95%, 10/01/27	120	146,502

		10,507,790

Retail — 3.1%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	250	234,585
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	380	384,989
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)(a)	565	566,074
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	230	231,819
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	245	248,273
Home Depot Inc. (The), 2.80%, 09/14/27 (Call 06/14/27)	650	638,410
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	915	892,345
McDonald’s Corp., 3.50%, 03/01/27 (Call 12/01/26)	575	581,739
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	250	247,908
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	410	407,007
Walmart Inc., 5.88%, 04/05/27	270	322,693

		4,755,842

Semiconductors — 3.8%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)(a)	725	731,539
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	2,865	2,734,528
Intel Corp., 3.15%, 05/11/27 (Call 02/11/27)	575	579,192
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	305	295,792
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	1,175	1,167,621
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	300	296,748

		5,805,420

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(a)	325	318,198

Software — 4.0%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	295	288,743
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	410	399,094
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	175	174,561
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	405	405,887
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	2,550	2,615,204
Oracle Corp., 3.25%, 11/15/27 (Call 08/15/27)	1,585	1,593,749
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	775	754,997

		6,232,235

Telecommunications — 3.1%
AT&T Inc., 4.25%, 03/01/27 (Call 12/01/26)	1,225	1,269,786
Telefonica Emisiones SAU, 4.10%, 03/08/27(a)	920	940,635
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	375	356,854
3.70%, 09/15/27 (Call 06/15/27)	190	192,079
Verizon Communications Inc., 4.13%, 03/16/27	1,995	2,104,984

		4,864,338

Textiles — 0.4%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	541	554,374

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	275	269,093

Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)(a)	525	535,458
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	600	596,070
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)	225	222,953
Norfolk Southern Corp., 3.15%, 06/01/27 (Call 03/01/27)	230	226,775

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp., 3.00%, 04/15/27 (Call 01/15/27)	$50	$49,225
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)	700	698,124

		2,328,605

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	210	207,801

Water — 0.3%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	405	393,883

Total Corporate Bonds & Notes — 98.6% (Cost: $150,428,117)		152,360,834

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(b)(c)(d)	16,756	16,762,427

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	681	$680,624

		17,443,051

Total Short-Term Investments — 11.3% (Cost: $17,438,292)		17,443,051

Total Investments in Securities — 109.9% (Cost: $167,866,409)		169,803,885

Other Assets, Less Liabilities — (9.9)%		(15,306,909)

Net Assets — 100.0%		$154,496,976

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,684	—	(1,928	)(b)	16,756	$16,762,427	$36,763	(c)	$191		$2,650
BlackRock Cash Funds: Treasury, SL Agency Shares	974	—	(293	)(b)	681	680,624	9,472		—		—
PNC Bank N.A., 3.10%, 10/25/27(d)	360	75	—		435	N/A	6,709		—		8,718
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27(d)	475	—	—		475	N/A	7,828		—		22,084

						$17,443,051	$60,772		$191		$33,452

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$152,360,834	$—	$152,360,834
Money Market Funds	17,443,051	—	—	17,443,051

	$17,443,051	$152,360,834	$—	$169,803,885

See notes to financial statements.

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$150	$157,700

Aerospace & Defense — 4.3%
Boeing Co. (The), 3.45%, 11/01/28 (Call 08/01/28)	200	202,584
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	290	304,570
Harris Corp., 4.40%, 06/15/28 (Call 03/15/28)	190	200,410
L3 Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	245	258,360
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	500	491,455
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	180	181,278
United Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	790	823,843

		2,462,500

Agriculture — 0.2%
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	140	137,526

Airlines — 1.0%
American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 10/15/28(a)	112	108,070
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	125	123,845
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	151	154,876
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	143	139,299
Series 2016-2, Class AA, 2.88%, 10/07/28	83	79,464

		605,554

Auto Manufacturers — 1.5%
American Honda Finance Corp., 3.50%, 02/15/28	105	107,196
Ford Motor Co., 6.63%, 10/01/28	155	172,408
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	250	258,312
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	35	33,503
Toyota Motor Corp., 3.67%, 07/20/28	105	109,536
Toyota Motor Credit Corp., 3.05%, 01/11/28	165	164,675

		845,630

Banks — 10.8%
Banco Santander SA
3.80%, 02/23/28	215	210,451
4.38%, 04/12/28	200	204,352
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	110	106,448
3.40%, 01/29/28 (Call 10/29/27)	328	333,770
3.85%, 04/28/28	150	158,759
Barclays PLC, 4.34%, 01/10/28 (Call 01/10/27)	275	276,353
Citigroup Inc., 4.13%, 07/25/28	580	589,164
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	250	261,630
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	155	160,918
ING Groep NV, 4.55%, 10/02/28	310	326,073
KeyCorp., 4.10%, 04/30/28	290	303,972
Lloyds Banking Group PLC, 4.38%, 03/22/28	675	698,429
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	200	209,048
4.05%, 09/11/28(a)	400	422,016
Mizuho Financial Group Inc., 4.02%, 03/05/28	200	210,178
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	200	208,794
PNC Bank N.A., 3.25%, 01/22/28 (Call 12/23/27)	425	427,478
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	90	91,319
3.94%, 07/19/28	200	209,254

Security	Par (000)	Value

Banks (continued)
4.31%, 10/16/28	$225	$242,239
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	250	265,577
Westpac Banking Corp., 3.40%, 01/25/28(a)	310	313,618

		6,229,840

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)(a)	575	586,236
Constellation Brands Inc., 3.60%, 02/15/28 (Call 11/15/27)	335	332,102
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)(b)	490	513,167

		1,431,505

Biotechnology — 0.7%
Celgene Corp., 3.90%, 02/20/28 (Call 11/20/27)	385	393,458

Chemicals — 2.6%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)(b)	185	199,926
DowDuPont Inc., 4.73%, 11/15/28 (Call 08/15/28)	565	614,714
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	125	130,405
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	110	115,827
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	200	203,502
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	200	218,904

		1,483,278

Commercial Services — 0.8%
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	200	209,480
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	115	112,481
Total System Services Inc., 4.45%, 06/01/28 (Call 03/01/28)	135	138,876

		460,837

Cosmetics & Personal Care — 0.7%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	390	398,518

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)	150	143,661
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)(a)	150	153,970
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	140	137,154
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	340	336,151
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	160	159,381
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	125	131,349
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)(a)	100	102,134
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	135	139,919
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)(a)	135	139,624
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	140	145,459
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	200	202,454
3.90%, 11/01/28 (Call 08/01/28)	25	26,210

		1,817,466

Electric — 7.2%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	50	51,907
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	25	26,140
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	125	133,036
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	100	105,618
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	255	253,480
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	175	181,962
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	125	129,868
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	75	78,245
Series D, 4.00%, 12/01/28 (Call 09/01/28)	140	149,345

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	$25	$26,457
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	125	131,370
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	135	143,255
Series A, 6.00%, 12/01/28	25	30,202
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	85	88,861
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	300	312,564
Edison International, 4.13%, 03/15/28 (Call 12/15/27)(a)	100	96,716
Enel Chile SA, 4.88%, 06/12/28	235	249,594
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	105	104,306
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	90	86,527
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	99,112
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	100	104,398
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	125	131,231
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	75	76,205
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	102,455
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	100	103,825
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	100	103,924
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	130	134,229
3.70%, 05/01/28 (Call 02/01/28)	50	51,787
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	241	233,842
South Carolina Electric & Gas Co., 4.25%, 08/15/28 (Call 05/15/28)	25	26,817
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	145	144,066
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	190	198,827
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	125	129,915
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	100	104,344

		4,124,430

Electrical Components & Equipment — 0.2%
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	134	130,939

Electronics — 0.7%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)(a)	125	122,041
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)(a)	150	143,171
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(a)	140	145,205

		410,417

Engineering & Construction — 0.2%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(a)	135	136,933

Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	217	226,902
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	115	121,478

		348,380

Food — 2.4%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	265	265,922
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	400	425,004
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	365	381,312
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	165	171,945
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(a)	150	156,183

		1,400,366

Gas — 0.3%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	50	51,346
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	50	51,013

Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	$85	$86,064

		188,423

Hand & Machine Tools — 0.3%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	75	76,284
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	100	107,197

		183,481

Health Care – Products — 1.1%
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	305	313,693
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	115	120,109
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	190	193,827

		627,629

Health Care – Services — 1.8%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	40	41,692
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	315	322,144
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	150	154,500
UnitedHealth Group Inc.
3.85%, 06/15/28	275	285,992
3.88%, 12/15/28	210	219,166

		1,023,494

Household Products & Wares — 0.4%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	110	118,076
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	125	130,493

		248,569

Insurance — 3.5%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	210	214,460
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	25	26,473
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	95	98,928
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	255	247,131
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	450	460,602
Cincinnati Financial Corp., 6.92%, 05/15/28	50	61,826
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	165	165,553
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(b)	125	126,753
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	130	132,827
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	160	167,720
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)(a)	125	132,585
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	150	155,995

		1,990,853

Internet — 1.0%
Baidu Inc., 4.88%, 11/14/28 (Call 08/14/28)	210	224,385
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)(a)	135	136,212
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	235	230,951

		591,548

Iron & Steel — 0.3%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	175	181,939

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	110	106,311

Lodging — 1.4%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	180	184,059
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	100	106,482
Series X, 4.00%, 04/15/28 (Call 01/15/28)	90	91,663
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	390	413,907

		796,111

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	$220	$229,664
John Deere Capital Corp., 3.05%, 01/06/28	140	139,019
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	75	75,256
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	75	76,481
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	175	180,166
Wabtec Corp., 4.95%, 09/15/28 (Call 06/15/28)	330	340,240

		1,040,826

Manufacturing — 0.8%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	175	182,586
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	165	166,794
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	100	95,704

		445,084

Media — 5.0%
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	40	38,340
3.70%, 06/01/28 (Call 03/01/28)	185	181,640
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	200	193,986
4.20%, 03/15/28 (Call 12/15/27)	340	340,156
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	450	442,260
3.55%, 05/01/28 (Call 02/01/28)	425	430,636
4.15%, 10/15/28 (Call 07/15/28)	770	814,036
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	410	403,506

		2,844,560

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	100	101,150

Mining — 0.4%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	160	207,251

Oil & Gas — 5.0%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	225	227,583
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	35	36,715
4.23%, 11/06/28 (Call 08/06/28)	425	454,406
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	460	473,161
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)(a)	225	234,776
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	225	231,066
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)(b)	150	149,466
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	175	174,059
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(a)	175	180,079
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	275	290,460
Total Capital SA, 3.88%, 10/11/28	250	264,097
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	140	145,523

		2,861,391

Oil & Gas Services — 0.2%
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	125	119,146

Packaging & Containers — 0.3%
WRKCo Inc., 4.00%, 03/15/28 (Call 12/15/27)(a)	170	171,314

Pharmaceuticals — 9.9%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	440	450,437
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)(b)	865	891,945
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	1,695	1,710,865

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	$447	$468,076
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	415	412,294
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	170	169,186
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	205	200,980
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	250	258,407
Pharmacia LLC, 6.60%, 12/01/28(a)	170	214,103
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	290	300,228
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(b)	400	436,900
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	155	159,379

		5,672,800

Pipelines — 5.3%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	220	224,294
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	208	219,613
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	225	236,756
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	215	220,119
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	355	367,918
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	310	310,087
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	172	179,637
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	142	140,188
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	335	339,265
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	25	30,494
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	325	338,530
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	115	117,447
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	121	126,590
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	50	51,249
4.75%, 08/15/28 (Call 05/15/28)	155	161,374

		3,063,561

Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	85	86,340
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	143	142,198
American Tower Corp., 3.60%, 01/15/28 (Call 10/15/27)	175	172,588
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	40	40,063
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	250	267,465
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	75	78,664
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	260	259,600
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	200	209,166
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	115	118,631
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	110	115,169
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	155	157,929
4.15%, 12/01/28 (Call 09/01/28)	140	150,136
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	135	145,530
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	50	48,540
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	110	111,110
Hospitality Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	100	93,182
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	75	79,954
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	50	52,042
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	125	130,597
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	160	164,133
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	30	28,943
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	25	26,353

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	$130	$132,725
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	50	51,552
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	120	109,085
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	65	66,030
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	175	177,289
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)(a)	185	191,116

		3,406,130

Retail — 3.9%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	135	137,602
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	135	138,572
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	285	286,992
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)	275	291,511
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	280	289,038
Nordstrom Inc., 6.95%, 03/15/28	55	63,850
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	85	88,910
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)(a)	100	100,955
4.00%, 11/15/28 (Call 08/15/28)(a)	230	240,063
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	550	576,125

		2,213,618

Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	280	258,213
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)(a)	150	156,807
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	125	137,714

		552,734

Software — 1.1%
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	235	242,743
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	350	366,055

		608,798

Telecommunications — 4.6%
AT&T Inc., 4.10%, 02/15/28 (Call 11/15/27)(a)	545	557,878
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	210	226,729
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	110	111,461
Verizon Communications Inc., 4.33%, 09/21/28	925	989,195
Vodafone Group PLC, 4.38%, 05/30/28	725	746,344

		2,631,607

Transportation — 2.5%
Canadian National Railway Co., 6.90%, 07/15/28	50	64,154
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	95	99,664

Security	Par/ Shares (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$195	$200,994
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	240	247,066
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	230	227,900
4.20%, 10/17/28 (Call 07/17/28)(a)	25	26,230
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	65	65,448
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	100	103,441
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	380	399,388

		1,434,285

Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	50	47,973
4.55%, 11/07/28 (Call 08/07/28)	93	96,309

		144,282

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	165	170,189

Total Corporate Bonds & Notes — 98.6% (Cost: $54,475,911)		56,602,361

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	4,557	4,559,067
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	416	415,770

		4,974,837

Total Short-Term Investments — 8.7% (Cost: $4,973,806)		4,974,837

Total Investments in Securities — 107.3% (Cost: $59,449,717)		61,577,198

Other Assets, Less Liabilities — (7.3)%		(4,183,069)

Net Assets — 100.0%		$57,394,129

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	225	4,332	(b)	—	4,557	$4,559,067	$6,138	(c)	$395		$1,031
BlackRock Cash Funds: Treasury, SL Agency Shares	274	142	(b)	—	416	415,770	2,513		—		—
PNC Bank N.A., 3.25%, 01/22/28(d)	250	175		—	425	N/A	5,170		—		(150)

						$4,974,837	$13,821		$395		$881

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates (continued)

(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$56,602,361	$—	$56,602,361
Money Market Funds	4,974,837	—	—	4,974,837

	$4,974,837	$56,602,361	$—	$61,577,198

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	81

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	iShares iBonds Dec 2019 Term Corporate ETF	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$479,236,780	$1,102,769,566	$1,101,855,590	$800,239,977
Affiliated(c)	346,623,683	46,097,055	50,035,182	29,317,621
Cash	—	64,038	—	—
Receivables:
Investments sold	250,000	—	45,843	1,517,124
Securities lending income — Affiliated	7,303	5,438	10,540	7,942
Capital shares sold	249,216	—	30,840	212,036
Dividends	654,967	40,246	15,889	2,688
Interest	4,345,500	8,803,985	9,313,816	6,617,828

Total assets	831,367,449	1,157,780,328	1,161,307,700	837,915,216

LIABILITIES
Bank overdraft	191,436	—	—	—
Collateral on securities loaned, at value	28,773,855	22,801,513	43,256,470	28,559,870
Payables:
Investments purchased	249,216	11,778,000	3,078,369	313,074
Capital shares redeemed	3,979,447	—	—	—
Investment advisory fees	44,417	89,685	89,903	64,853

Total liabilities	33,238,371	34,669,198	46,424,742	28,937,797

NET ASSETS	$798,129,078	$1,123,111,130	$1,114,882,958	$808,977,419

NET ASSETS CONSIST OF:
Paid-in capital	$797,147,672	$1,121,185,453	$1,110,857,929	$801,949,172
Accumulated earnings	981,406	1,925,677	4,025,029	7,028,247

NET ASSETS	$798,129,078	$1,123,111,130	$1,114,882,958	$808,977,419

Shares outstanding	32,100,000	44,550,000	45,150,000	32,550,000

Net asset value	$24.86	$25.21	$24.69	$24.85

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$27,745,621	$22,174,703	$41,813,691	$27,863,206
(b) Investments, at cost — Unaffiliated	$479,608,119	$1,102,513,748	$1,099,260,714	$794,633,610
(c) Investments, at cost — Affiliated	$346,612,944	$46,089,026	$50,019,865	$29,307,131

See notes to financial statements.

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2019

	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$675,621,250	$461,014,412	$399,340,510	$245,139,122
Affiliated(c)	31,248,789	30,676,218	23,021,808	21,067,661
Cash	—	19,425	—	—
Receivables:
Investments sold	—	2,307,475	503,101	517,125
Securities lending income — Affiliated	7,489	6,143	4,749	4,222
Capital shares sold	—	145,327	37,640	—
Dividends	3,136	2,654	4,661	1,491
Interest	6,023,069	4,262,558	3,946,105	2,060,944

Total assets	712,903,733	498,434,212	426,858,574	268,790,565

LIABILITIES
Collateral on securities loaned, at value	28,497,245	29,510,493	21,441,958	20,498,410
Payables:
Investments purchased	—	1,708,302	21,503	—
Investment advisory fees	54,455	36,645	32,282	19,703

Total liabilities	28,551,700	31,255,440	21,495,743	20,518,113

NET ASSETS	$684,352,033	$467,178,772	$405,362,831	$248,272,452

NET ASSETS CONSIST OF:
Paid-in capital	$676,748,084	$459,292,587	$399,719,231	$243,582,209
Accumulated earnings	7,603,949	7,886,185	5,643,600	4,690,243

NET ASSETS	$684,352,033	$467,178,772	$405,362,831	$248,272,452

Shares outstanding	27,450,000	18,800,000	16,300,000	10,250,000

Net asset value	$24.93	$24.85	$24.87	$24.22

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$27,656,650	$28,761,308	$20,821,912	$19,889,911
(b) Investments, at cost — Unaffiliated	$667,990,963	$452,773,834	$393,690,367	$240,492,407
(c) Investments, at cost — Affiliated	$31,239,277	$30,670,096	$23,016,570	$21,063,336

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2019

	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$152,360,834	$56,602,361
Affiliated(c)	17,443,051	4,974,837
Receivables:
Investments sold	—	102,372
Securities lending income — Affiliated	6,167	1,093
Dividends	1,605	914
Interest	1,456,324	545,599

Total assets	171,267,981	62,227,176

LIABILITIES
Collateral on securities loaned, at value	16,758,471	4,557,640
Payables:
Investments purchased	—	271,082
Investment advisory fees	12,534	4,325

Total liabilities	16,771,005	4,833,047

NET ASSETS	$154,496,976	$57,394,129

NET ASSETS CONSIST OF:
Paid-in capital	$152,357,482	$55,357,425
Accumulated earnings	2,139,494	2,036,704

NET ASSETS	$154,496,976	$57,394,129

Shares outstanding	6,300,000	2,200,000

Net asset value	$24.52	$26.09

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$16,331,740	$4,433,262
(b) Investments, at cost — Unaffiliated	$150,428,117	$54,475,911
(c) Investments, at cost — Affiliated	$17,438,292	$4,973,806

See notes to financial statements.

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	iShares iBonds Dec 2019 Term Corporate ETF	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,608,810	$161,932	$76,989	$49,652
Interest — Unaffiliated	7,466,694	12,942,205	13,892,111	10,277,319
Interest — Affiliated	111,613	137,564	78,424	79,827
Securities lending income — Affiliated — net	92,414	59,225	100,409	62,658
Other income — Unaffiliated	1,561	2,129	698	—

Total investment income	9,281,092	13,303,055	14,148,631	10,469,456

EXPENSES
Investment advisory fees	380,763	481,545	477,577	328,451

Total expenses	380,763	481,545	477,577	328,451

Less:
Investment advisory fees waived	(58,468)	(6,205)	(2,848)	(1,968)

Total expenses after fees waived	322,295	475,340	474,729	326,483

Net investment income	8,958,797	12,827,715	13,673,902	10,142,973

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(82,719)	(389,237)	(470,480)	(391,737)
Investments — Affiliated	8,421	8,384	10,848	6,793
In-kind redemptions — Unaffiliated	29,765	—	36,866	—

Net realized loss	(44,533)	(380,853)	(422,766)	(384,944)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,552,353	9,730,817	17,905,906	18,874,737
Investments — Affiliated	53,375	117,906	93,660	146,470

Net change in unrealized appreciation (depreciation)	2,605,728	9,848,723	17,999,566	19,021,207

Net realized and unrealized gain	2,561,195	9,467,870	17,576,800	18,636,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,519,992	$22,295,585	$31,250,702	$28,779,236

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2019

	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$27,855	$22,884	$19,180	$14,984
Interest — Unaffiliated	9,391,308	6,672,008	6,541,044	3,640,148
Interest — Affiliated	45,385	26,320	33,270	—
Securities lending income — Affiliated — net	60,543	42,682	26,260	21,404
Other income — Unaffiliated	—	1,132	953	336

Total investment income	9,525,091	6,765,026	6,620,707	3,676,872

EXPENSES
Investment advisory fees	279,269	185,171	179,339	95,411

Total expenses	279,269	185,171	179,339	95,411

Less:
Investment advisory fees waived	(1,065)	(882)	(735)	(585)

Total expenses after fees waived	278,204	184,289	178,604	94,826

Net investment income	9,246,887	6,580,737	6,442,103	3,582,046

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(604,946)	(845,937)	(428,955)	(405,649)
Investments — Affiliated	4,041	3,134	435	292
In-kind redemptions — Unaffiliated	—	—	95,682	—

Net realized loss	(600,905)	(842,803)	(332,838)	(405,357)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	19,982,991	17,148,974	19,066,841	11,447,117
Investments — Affiliated	66,224	42,463	97,511	3,260

Net change in unrealized appreciation (depreciation)	20,049,215	17,191,437	19,164,352	11,450,377

Net realized and unrealized gain	19,448,310	16,348,634	18,831,514	11,045,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,695,197	$22,929,371	$25,273,617	$14,627,066

See notes to financial statements.

86	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2019

	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF

INVESTMENT INCOME
Dividends — Affiliated	$9,472	$2,513
Interest — Unaffiliated	2,725,246	893,410
Interest — Affiliated	14,537	5,170
Securities lending income — Affiliated — net	36,763	6,138

Total investment income	2,786,018	907,231

EXPENSES
Investment advisory fees	70,727	20,934

Total expenses	70,727	20,934

Less:
Investment advisory fees waived	(367)	(94)

Total expenses after fees waived	70,360	20,840

Net investment income	2,715,658	886,391

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(232,194)	(1,705)
Investments — Affiliated	191	395
In-kind redemptions — Unaffiliated	44,784	44,316

Net realized gain (loss)	(187,219)	43,006

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	8,307,265	2,368,693
Investments — Affiliated	33,452	881

Net change in unrealized appreciation (depreciation)	8,340,717	2,369,574

Net realized and unrealized gain	8,153,498	2,412,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,869,156	$3,298,971

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Changes in Net Assets

	iShares iBonds Dec 2019 Term Corporate ETF		iShares iBonds Dec 2020 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,958,797	$11,785,459	$12,827,715	$14,467,785
Net realized loss	(44,533)	(142,900)	(380,853)	(98,752)
Net change in unrealized appreciation (depreciation)	2,605,728	(2,973,123)	9,848,723	(10,752,642)

Net increase in net assets resulting from operations	11,519,992	8,669,436	22,295,585	3,616,391

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,529,560)	(11,268,602)	(12,085,070)	(13,606,400)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	106,482,277	272,239,721	297,947,745	393,417,775

NET ASSETS
Total increase in net assets	109,472,709	269,640,555	308,158,260	383,427,766
Beginning of period	688,656,369	419,015,814	814,952,870	431,525,104

End of period	$798,129,078	$688,656,369	$1,123,111,130	$814,952,870

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2021 Term Corporate ETF		iShares iBonds Dec 2022 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,673,902	$17,168,525	$10,142,973	$12,452,264
Net realized loss	(422,766)	(431,902)	(384,944)	(25,696)
Net change in unrealized appreciation (depreciation)	17,999,566	(17,347,507)	19,021,207	(16,427,707)

Net increase (decrease) in net assets resulting from operations	31,250,702	(610,884)	28,779,236	(4,001,139)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,890,718)	(16,306,637)	(9,520,827)	(11,875,351)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	267,363,863	364,469,404	254,274,414	199,514,373

NET ASSETS
Total increase in net assets	285,723,847	347,551,883	273,532,823	183,637,883
Beginning of period	829,159,111	481,607,228	535,444,596	351,806,713

End of period	$1,114,882,958	$829,159,111	$808,977,419	$535,444,596

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2023 Term Corporate ETF		iShares iBonds Dec 2024 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,246,887	$11,440,886	$6,580,737	$7,810,267
Net realized loss	(600,905)	(1,007,507)	(842,803)	(474,885)
Net change in unrealized appreciation (depreciation)	20,049,215	(14,593,059)	17,191,437	(11,413,521)

Net increase (decrease) in net assets resulting from operations	28,695,197	(4,159,680)	22,929,371	(4,078,139)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,758,086)	(10,781,663)	(6,247,338)	(7,330,966)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	186,154,278	276,238,494	151,294,154	146,028,038

NET ASSETS
Total increase in net assets	206,091,389	261,297,151	167,976,187	134,618,933
Beginning of period	478,260,644	216,963,493	299,202,585	164,583,652

End of period	$684,352,033	$478,260,644	$467,178,772	$299,202,585

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2025 Term Corporate ETF		iShares iBonds Dec 2026 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,442,103	$10,254,854	$3,582,046	$4,157,538
Net realized loss	(332,838)	(735,969)	(405,357)	(178,328)
Net change in unrealized appreciation (depreciation)	19,164,352	(17,156,978)	11,450,377	(6,928,583)

Net increase (decrease) in net assets resulting from operations	25,273,617	(7,638,093)	14,627,066	(2,949,373)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,298,210)	(9,798,126)	(3,343,534)	(3,884,951)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	55,663,108	112,481,742	84,458,649	83,309,751

NET ASSETS
Total increase in net assets	74,638,515	95,045,523	95,742,181	76,475,427
Beginning of period	330,724,316	235,678,793	152,530,271	76,054,844

End of period	$405,362,831	$330,724,316	$248,272,452	$152,530,271

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2027 Term Corporate ETF		iShares iBonds Dec 2028 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited )	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited	)	Period From 09/18/18 to 10/31/18 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,715,658	$3,564,500	$886,391		$82,792
Net realized gain (loss)	(187,219)	(25,197)	43,006		(861)
Net change in unrealized appreciation (depreciation)	8,340,717	(6,380,221)	2,369,574		(242,093)

Net increase (decrease) in net assets resulting from operations	10,869,156	(2,840,918)	3,298,971		(160,162)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,685,636)	(3,221,210)	(1,102,105)		—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,569,667	132,823,659	16,798,689		38,558,736

NET ASSETS
Total increase in net assets	17,753,187	126,761,531	18,995,555		38,398,574
Beginning of period	136,743,789	9,982,258	38,398,574		—

End of period	$154,496,976	$136,743,789	$57,394,129		$38,398,574

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2019 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/10/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$24.77		$24.94	$25.05	$24.75	$24.75

Net investment income(c)	0.29		0.51	0.47	0.50	0.32
Net realized and unrealized gain (loss)(d)	0.08		(0.19)	(0.12)	0.29	(0.05)

Net increase from investment operations	0.37		0.32	0.35	0.79	0.27

Distributions(e)
From net investment income	(0.28)		(0.48)	(0.46)	(0.49)	(0.27)
From net realized gain	—		(0.01)	—	—	—

Total distributions	(0.28)		(0.49)	(0.46)	(0.49)	(0.27)

Net asset value, end of period	$24.86		$24.77	$24.94	$25.05	$24.75

Total Return
Based on net asset value	1.50	%(f)	1.32%	1.41%	3.20%	1.14	%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.08	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	2.35	%(g)	2.08%	1.89%	2.00%	1.98	%(g)

Supplemental Data
Net assets, end of period (000)	$798,129		$688,656	$419,016	$194,110	$25,993

Portfolio turnover rate(h)	0	%(f)	5%	7%	7%	3	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2020 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 12/02/14 to 10/31/15	(a) (b)

Net asset value, beginning of period	$24.96		$25.46	$25.58	$25.14	$25.00

Net investment income(c)	0.33		0.59	0.56	0.60	0.56
Net realized and unrealized gain (loss)(d)	0.24		(0.53)	(0.13)	0.42	0.05

Net increase from investment operations	0.57		0.06	0.43	1.02	0.61

Distributions(e)
From net investment income	(0.32)		(0.56)	(0.55)	(0.58)	(0.47)

Total distributions	(0.32)		(0.56)	(0.55)	(0.58)	(0.47)

Net asset value, end of period	$25.21		$24.96	$25.46	$25.58	$25.14

Total Return
Based on net asset value	2.29	%(f)	0.26%	1.71%	4.12%	2.47	%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	2.66	%(g)	2.36%	2.21%	2.34%	2.43	%(g)

Supplemental Data
Net assets, end of period (000)	$1,123,111		$814,953	$431,525	$212,332	$45,250

Portfolio turnover rate(h)	3	%(f)	5%	4%	6%	10	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

94	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/10/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$24.24		$24.95	$25.13	$24.51	$24.75

Net investment income(c)	0.35		0.64	0.62	0.64	0.41
Net realized and unrealized gain (loss)(d)	0.43		(0.74)	(0.20)	0.61	(0.30)

Net increase (decrease) from investment operations	0.78		(0.10)	0.42	1.25	0.11

Distributions(e)
From net investment income	(0.33)		(0.61)	(0.60)	(0.63)	(0.35)

Total distributions	(0.33)		(0.61)	(0.60)	(0.63)	(0.35)

Net asset value, end of period	$24.69		$24.24	$24.95	$25.13	$24.51

Total Return
Based on net asset value	3.26	%(f)	(0.39)%	1.71%	5.17%	0.46	%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	2.86	%(g)	2.61%	2.49%	2.58%	2.60	%(g)

Supplemental Data
Net assets, end of period (000)	$1,114,883		$829,159	$481,607	$206,029	$17,157

Portfolio turnover rate(h)	3	%(f)	6%	3%	14%	2	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/10/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$24.17		$25.13		$25.31	$24.43	$24.75

Net investment income(c)	0.37		0.70		0.70	0.74	0.46
Net realized and unrealized gain (loss)(d)	0.67		(0.99)		(0.20)	0.86	(0.39)

Net increase (decrease) from investment operations	1.04		(0.29)		0.50	1.60	0.07

Distributions(e)
From net investment income	(0.36)		(0.67)		(0.68)	(0.72)	(0.39)
From net realized gain	—		(0.00	)(f)	—	—	—

Total distributions	(0.36)		(0.67)		(0.68)	(0.72)	(0.39)

Net asset value, end of period	$24.85		$24.17		$25.13	$25.31	$24.43

Total Return
Based on net asset value	4.35	%(g)	(1.14)%		2.01%	6.66%	0.30	%(g)

Ratios to Average Net Assets
Total expenses	0.10	%(h)	0.10%		0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10	%(h)	0.10%		0.10%	0.10%	0.10	%(h)

Net investment income	3.09	%(h)	2.85%		2.78%	2.95%	2.89	%(h)

Supplemental Data
Net assets, end of period (000)	$808,977		$535,445		$351,807	$137,958	$13,437

Portfolio turnover rate(i)	2	%(g)	2%		7%	10%	6	%(g)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Rounds to less than $0.01.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/11/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$24.09		$25.23	$25.33	$24.34	$24.75

Net investment income(c)	0.40		0.76	0.75	0.78	0.47
Net realized and unrealized gain (loss)(d)	0.83		(1.16)	(0.12)	0.96	(0.48)

Net increase (decrease) from investment operations	1.23		(0.40)	0.63	1.74	(0.01)

Distributions(e)
From net investment income	(0.39)		(0.73)	(0.73)	(0.75)	(0.40)
From net realized gain	—		(0.01)	—	—	—

Total distributions	(0.39)		(0.74)	(0.73)	(0.75)	(0.40)

Net asset value, end of period	$24.93		$24.09	$25.23	$25.33	$24.34

Total Return
Based on net asset value	5.16	%(f)	(1.61)%	2.57%	7.27%	(0.01	)%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	3.31	%(g)	3.12%	3.00%	3.10%	2.98	%(g)

Supplemental Data
Net assets, end of period (000)	$684,352		$478,261	$216,963	$86,120	$10,952

Portfolio turnover rate(h)	2	%(f)	8%	8%	16%	7	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/11/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$23.84		$25.13	$25.22	$24.18	$24.75

Net investment income(c)	0.43		0.81	0.81	0.82	0.49
Net realized and unrealized gain (loss)(d)	1.00		(1.32)	(0.11)	1.02	(0.64)

Net increase (decrease) from investment operations	1.43		(0.51)	0.70	1.84	(0.15)

Distributions(e)
From net investment income	(0.42)		(0.78)	(0.79)	(0.80)	(0.42)

Total distributions	(0.42)		(0.78)	(0.79)	(0.80)	(0.42)

Net asset value, end of period	$24.85		$23.84	$25.13	$25.22	$24.18

Total Return
Based on net asset value	6.06	%(f)	(2.06)%	2.85%	7.75%	(0.58	)%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	3.55	%(g)	3.35%	3.25%	3.30%	3.15	%(g)

Supplemental Data
Net assets, end of period (000)	$467,179		$299,203	$164,584	$63,053	$10,880

Portfolio turnover rate(h)	8	%(f)	6%	8%	4%	3	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/11/15 to 10/31/15	(a) (b)

Net asset value, beginning of period	$23.62		$25.07	$25.21	$24.11	$24.75

Net investment income(c)	0.43		0.84	0.84	0.85	0.52
Net realized and unrealized gain (loss)(d)	1.25		(1.48)	(0.16)	1.07	(0.71)

Net increase (decrease) from investment operations	1.68		(0.64)	0.68	1.92	(0.19)

Distributions(e)
From net investment income	(0.43)		(0.81)	(0.82)	(0.82)	(0.45)

Total distributions	(0.43)		(0.81)	(0.82)	(0.82)	(0.45)

Net asset value, end of period	$24.87		$23.62	$25.07	$25.21	$24.11

Total Return
Based on net asset value	7.18	%(f)	(2.58)%	2.82%	8.10%	(0.77	)%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10	%(g)

Net investment income	3.59	%(g)	3.48%	3.40%	3.42%	3.33	%(g)

Supplemental Data
Net assets, end of period (000)	$405,363		$330,724	$235,679	$69,340	$10,850

Portfolio turnover rate(h)	3	%(f)	5%	5%	6%	56	%(f)

(a)	Commencement of operations.
(b)	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Period From 09/13/16 to 10/31/16	(a)

Net asset value, beginning of period	$22.94		$24.53	$24.83	$24.75

Net investment income(b)	0.44		0.83	0.80	0.09
Net realized and unrealized gain (loss)(c)	1.26		(1.63)	(0.28)	(0.01)

Net increase (decrease) from investment operations	1.70		(0.80)	0.52	0.08

Distributions(d)
From net investment income	(0.42)		(0.79)	(0.82)	—

Total distributions	(0.42)		(0.79)	(0.82)	—

Net asset value, end of period	$24.22		$22.94	$24.53	$24.83

Total Return
Based on net asset value	7.52	%(e)	(3.31)%	2.20%	0.32	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10%	0.10	%(f)

Net investment income	3.75	%(f)	3.54%	3.30%	2.85	%(f)

Supplemental Data
Net assets, end of period (000)	$248,272		$152,530	$76,055	$13,658

Portfolio turnover rate(g)	5	%(e)	3%	6%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Period From 09/12/17 to 10/31/17	(a)

Net asset value, beginning of period	$23.18		$24.96	$24.86

Net investment income(b)	0.45		0.89	0.11
Net realized and unrealized gain (loss)(c)	1.34		(1.79)	(0.01)

Net increase (decrease) from investment operations	1.79		(0.90)	0.10

Distributions(d)
From net investment income	(0.45)		(0.88)	—

Total distributions	(0.45)		(0.88)	—

Net asset value, end of period	$24.52		$23.18	$24.96

Total Return
Based on net asset value	7.80	%(e)	(3.67)%	0.40	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10	%(f)

Net investment income	3.84	%(f)	3.75%	3.19	%(f)

Supplemental Data
Net assets, end of period (000)	$154,497		$136,744	$9,982

Portfolio turnover rate(g)	1	%(e)	5%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Six Months Ended 04/30/19 (unaudited	)	Period From 09/18/18 to 10/31/18	(a)

Net asset value, beginning of period	$24.77		$25.00

Net investment income(b)	0.53		0.12
Net realized and unrealized gain (loss)(c)	1.47		(0.35)

Net increase (decrease) from investment operations	2.00		(0.23)

Distributions(d)
From net investment income	(0.68)		—

Total distributions	(0.68)		—

Net asset value, end of period	$26.09		$24.77

Total Return
Based on net asset value	8.21	%(e)	(0.92	)%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10	%(f)

Total expenses after fees waived	0.10	%(f)	0.10	%(f)

Net investment income	4.23	%(f)	4.22	%(f)

Supplemental Data
Net assets, end of period (000)	$57,394		$38,399

Portfolio turnover rate(g)	6	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

102	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2019 Term Corporate	Diversified
iBonds Dec 2020 Term Corporate	Diversified
iBonds Dec 2021 Term Corporate	Diversified
iBonds Dec 2022 Term Corporate	Diversified
iBonds Dec 2023 Term Corporate	Diversified
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Non-diversified
iBonds Dec 2027 Term Corporate	Non-diversified
iBonds Dec 2028 Term Corporate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (unaudited) (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

104	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds Dec 2019 Term Corporate
BMO Capital Markets	$650,026	$650,026		$—	$—
BNP Paribas Prime Brokerage International Ltd.	3,031,446	3,031,446		—	—
BNP Paribas Securities Corp.	99,933	99,933		—	—
Citigroup Global Markets Inc.	509,975	509,975		—	—
Deutsche Bank Securities Inc.	138,482	138,482		—	—
Goldman Sachs & Co.	1,926,317	1,926,317		—	—
JPMorgan Securities LLC	6,961,866	6,961,866		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,452,341	1,275,673		—	(176,668	)(b)
Morgan Stanley & Co. LLC	9,851,584	9,851,584		—	—
Nomura Securities International Inc.	499,745	499,745		—	—
Scotia Capital (USA) Inc.	2,597,905	2,597,905		—	—
UBS AG	26,001	26,001		—	—

	$27,745,621	$27,568,953		$—	$(176,668)

iBonds Dec 2020 Term Corporate
Barclays Bank PLC	$315,958	$315,958		$—	$—
BMO Capital Markets	2,025,107	2,025,107		—	—
Citigroup Global Markets Inc.	1,075,113	1,075,113		—	—
Credit Suisse Securities (USA) LLC	72,595	72,595		—	—
Deutsche Bank Securities Inc.	4,080,875	4,080,875		—	—
Goldman Sachs & Co.	4,679,446	4,679,446		—	—
HSBC Securities (USA) Inc.	224,178	224,178		—	—
JPMorgan Securities LLC	7,023,404	7,023,404		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,677,006	2,677,006		—	—
SG Americas Securities LLC	1,021	1,021		—	—

	$22,174,703	$22,174,703		$—	$—

iBonds Dec 2021 Term Corporate
Barclays Bank PLC	$1,537,663	$1,537,663		$—	$—
BMO Capital Markets	2,288,498	2,288,498		—	—
Citadel Clearing LLC	1,902,405	1,902,405		—	—
Citigroup Global Markets Inc.	41,074	41,074		—	—
Credit Suisse Securities (USA) LLC	983,522	983,522		—	—
Deutsche Bank Securities Inc.	270,551	270,551		—	—
Goldman Sachs & Co.	4,545,072	4,545,072		—	—
HSBC Securities (USA) Inc.	2,835,131	2,835,131		—	—
JPMorgan Securities LLC	13,080,009	13,080,009		—	—
Merrill Lynch, Pierce, Fenner & Smith	3,720,418	3,720,418		—	—
Morgan Stanley & Co. LLC	9,799,432	9,799,432		—	—
Nomura Securities International Inc.	809,916	809,916		—	—

	$41,813,691	$41,813,691		$—	$—

iBonds Dec 2022 Term Corporate
Barclays Bank PLC	$1,509,567	$1,509,567		$—	$—
BMO Capital Markets	2,127,771	2,127,771		—	—
BNP Paribas Prime Brokerage International Ltd.	2,715,307	2,715,307		—	—
Citigroup Global Markets Inc.	389,498	389,498		—	—
Credit Suisse Securities (USA) LLC	633,359	633,359		—	—
Goldman Sachs & Co.	4,132,611	4,132,611		—	—
HSBC Securities (USA) Inc.	584,968	584,968		—	—
Jefferies LLC	133,222	133,222		—	—
JPMorgan Securities LLC	6,925,788	6,925,788		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,618,580	2,618,580		—	—
Morgan Stanley & Co. LLC	6,092,535	6,092,535		—	—

	$27,863,206	$27,863,206		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds Dec 2023 Term Corporate
Barclays Bank PLC	$6,375,940	$6,375,940		$—	$—
BMO Capital Markets	1,420,718	1,420,718		—	—
Citigroup Global Markets Inc.	850,850	850,850		—	—
Credit Suisse Securities (USA) LLC	617,375	617,375		—	—
Deutsche Bank Securities Inc.	1,132,921	1,132,921		—	—
Goldman Sachs & Co.	2,629,533	2,629,533		—	—
Jefferies LLC	990,803	990,803		—	—
JPMorgan Securities LLC	7,056,416	7,056,416		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,759,527	1,759,527		—	—
Morgan Stanley & Co. LLC	3,920,495	3,920,495		—	—
Natwest Markets Securities Inc.	107,746	107,746		—	—
SG Americas Securities LLC	794,326	794,326		—	—

	$27,656,650	$27,656,650		$—	$—

iBonds Dec 2024 Term Corporate
Barclays Bank PLC	$252,599	$252,599		$—	$—
Barclays Capital Inc.	1,278,288	1,278,288		—	—
BMO Capital Markets	452,356	346,740		—	(105,616	)(b)
BNP Paribas Prime Brokerage International Ltd.	1,251,225	1,251,225		—	—
BNP Paribas Securities Corp.	1,192,694	1,192,694		—	—
Citadel Clearing LLC	41,433	41,433		—	—
Citigroup Global Markets Inc.	5,448,659	5,448,659		—	—
Goldman Sachs & Co.	3,832,643	3,832,643		—	—
HSBC Securities (USA) Inc.	753,468	753,468		—	—
JPMorgan Securities LLC	6,090,140	6,090,140		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,378,413	2,378,413		—	—
Morgan Stanley & Co. LLC	3,962,566	3,962,566		—	—
Scotia Capital (USA) Inc.	1,826,824	1,826,824		—	—

	$28,761,308	$28,655,692		$—	$(105,616)

iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$1,572,051	$1,572,051		$—	$—
Citadel Clearing LLC	2,851,079	2,851,079		—	—
Citigroup Global Markets Inc.	1,752,974	1,752,974		—	—
Credit Suisse Securities (USA) LLC	3,824,253	3,824,253		—	—
Goldman Sachs & Co.	1,275,786	1,275,786		—	—
HSBC Securities (USA) Inc.	101,422	101,422		—	—
Jefferies LLC	132,526	132,526		—	—
JPMorgan Securities LLC	4,833,735	4,833,735		—	—
Merrill Lynch, Pierce, Fenner & Smith	331,564	331,564		—	—
Morgan Stanley & Co. LLC	2,060,764	2,060,764		—	—
Scotia Capital (USA) Inc.	477,845	477,845		—	—
UBS AG	1,607,913	1,607,913		—	—

	$20,821,912	$20,821,912		$—	$—

iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$175,914	$175,914		$—	$—
Citigroup Global Markets Inc.	1,596,233	1,596,233		—	—
Credit Suisse Securities (USA) LLC	229,655	229,655		—	—
Goldman Sachs & Co.	2,983,991	2,983,991		—	—
HSBC Securities (USA) Inc.	1,783,031	1,783,031		—	—
JPMorgan Securities LLC	10,022,926	10,022,926		—	—
Morgan Stanley & Co. LLC	812,006	812,006		—	—
RBC Capital Markets LLC	1,748,177	1,748,177		—	—
Scotia Capital (USA) Inc.	537,978	537,978		—	—

	$19,889,911	$19,889,911		$—	$—

106	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$1,372,600	$1,372,600		$—	$—
BMO Capital Markets	450,183	450,183		—	—
Citigroup Global Markets Inc.	1,293,093	1,293,093		—	—
Credit Suisse Securities (USA) LLC	320,363	320,363		—	—
JPMorgan Securities LLC	6,716,074	6,716,074		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,265,685	1,265,685		—	—
Morgan Stanley & Co. LLC	1,557,424	1,557,424		—	—
RBC Capital Markets LLC	2,340,841	2,340,841		—	—
Scotia Capital (USA) Inc.	345,310	345,310		—	—
Wells Fargo Securities LLC	670,167	670,167		—	—

	$16,331,740	$16,331,740		$—	$—

iBonds Dec 2028 Term Corporate
Barclays Capital Inc.	$840,384	$840,384		$—	$—
Citigroup Global Markets Inc.	241,370	241,370		—	—
Jefferies LLC	104,397	104,397		—	—
JPMorgan Securities LLC	2,470,829	2,470,829		—	—
Merrill Lynch, Pierce, Fenner & Smith	503,108	503,108		—	—
UBS AG	273,174	273,174		—	—

	$4,433,262	$4,433,262		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0. 04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBonds Dec 2019 Term Corporate	$30,523
iBonds Dec 2020 Term Corporate	19,992
iBonds Dec 2021 Term Corporate	34,316
iBonds Dec 2022 Term Corporate	21,052
iBonds Dec 2023 Term Corporate	20,459
iBonds Dec 2024 Term Corporate	13,696
iBonds Dec 2025 Term Corporate	8,964
iBonds Dec 2026 Term Corporate	7,317
iBonds Dec 2027 Term Corporate	10,842
iBonds Dec 2028 Term Corporate	2,043

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2019 Term Corporate	$—	$210,969,658
iBonds Dec 2020 Term Corporate	57,959,757	30,454,998
iBonds Dec 2021 Term Corporate	40,739,434	31,913,737
iBonds Dec 2022 Term Corporate	24,727,379	13,888,003
iBonds Dec 2023 Term Corporate	22,283,064	13,583,910
iBonds Dec 2024 Term Corporate	40,938,177	28,130,793
iBonds Dec 2025 Term Corporate	15,388,454	9,712,572
iBonds Dec 2026 Term Corporate	22,936,913	8,719,376
iBonds Dec 2027 Term Corporate	7,619,785	1,320,243
iBonds Dec 2028 Term Corporate	13,711,820	2,443,614

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2019 Term Corporate	$132,886,074	$27,607,811
iBonds Dec 2020 Term Corporate	273,730,344	—
iBonds Dec 2021 Term Corporate	260,762,788	3,582,419
iBonds Dec 2022 Term Corporate	244,833,240	—
iBonds Dec 2023 Term Corporate	175,444,271	—
iBonds Dec 2024 Term Corporate	136,663,425	—
iBonds Dec 2025 Term Corporate	53,060,396	3,561,954
iBonds Dec 2026 Term Corporate	70,101,598	—
iBonds Dec 2027 Term Corporate	6,956,351	3,518,900
iBonds Dec 2028 Term Corporate	10,072,430	4,900,412

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Dec 2019 Term Corporate	$144,028
iBonds Dec 2020 Term Corporate	114,086
iBonds Dec 2021 Term Corporate	466,150
iBonds Dec 2022 Term Corporate	20,986
iBonds Dec 2023 Term Corporate	800,882
iBonds Dec 2024 Term Corporate	479,207
iBonds Dec 2025 Term Corporate	631,532
iBonds Dec 2026 Term Corporate	173,862
iBonds Dec 2027 Term Corporate	10,214

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2019 Term Corporate	$826,225,313	$42,686	$(407,536)	$(364,850)
iBonds Dec 2020 Term Corporate	1,148,617,179	1,248,785	(999,343)	249,442
iBonds Dec 2021 Term Corporate	1,149,319,107	3,511,417	(939,752)	2,571,665
iBonds Dec 2022 Term Corporate	823,954,406	5,810,508	(207,316)	5,603,192
iBonds Dec 2023 Term Corporate	699,497,389	7,926,263	(553,613)	7,372,650
iBonds Dec 2024 Term Corporate	483,597,233	8,373,320	(279,923)	8,093,397
iBonds Dec 2025 Term Corporate	416,845,975	6,000,385	(484,042)	5,516,343
iBonds Dec 2026 Term Corporate	261,584,934	4,809,006	(187,157)	4,621,849
iBonds Dec 2027 Term Corporate	167,882,208	2,220,766	(299,089)	1,921,677
iBonds Dec 2028 Term Corporate	59,450,719	2,137,002	(10,523)	2,126,479

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2019 Term Corporate
Shares sold	5,800,000	$143,712,374	11,450,000	$283,378,472
Shares redeemed	(1,500,000)	(37,230,097)	(450,000)	(11,138,751)

Net increase	4,300,000	$106,482,277	11,000,000	$272,239,721

iBonds Dec 2020 Term Corporate
Shares sold	11,900,000	$297,947,745	15,700,000	$393,417,775

iBonds Dec 2021 Term Corporate
Shares sold	11,100,000	$271,032,622	14,900,000	$364,469,404
Shares redeemed	(150,000)	(3,668,759)	—	—

Net increase	10,950,000	$267,363,863	14,900,000	$364,469,404

iBonds Dec 2022 Term Corporate
Shares sold	10,400,000	$254,274,414	9,350,000	$228,958,685
Shares redeemed	—	—	(1,200,000)	(29,444,312)

Net increase	10,400,000	$254,274,414	8,150,000	$199,514,373

iBonds Dec 2023 Term Corporate
Shares sold	7,600,000	$186,154,278	11,250,000	$276,238,494

iBonds Dec 2024 Term Corporate

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount

Shares sold	6,250,000	$151,294,154	6,000,000	$146,028,038

iBonds Dec 2025 Term Corporate
Shares sold	2,450,000	$59,322,153	4,900,000	$119,642,358
Shares redeemed	(150,000)	(3,659,045)	(300,000)	(7,160,616)

Net increase	2,300,000	$55,663,108	4,600,000	$112,481,742

iBonds Dec 2026 Term Corporate
Shares sold	3,600,000	$84,458,649	3,550,000	$83,309,751

iBonds Dec 2027 Term Corporate
Shares sold	550,000	$13,139,437	5,500,000	$132,823,659
Shares redeemed	(150,000)	(3,569,770)	—	—

Net increase	400,000	$9,569,667	5,500,000	$132,823,659

iBonds Dec 2028 Term Corporate
Shares sold	850,000	$21,781,334	1,550,000	$38,558,736
Shares redeemed	(200,000)	(4,982,645)	—	—

Net increase	650,000	$16,798,689	1,550,000	$38,558,736

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Board Review and Approval of Investment Advisory Contract

I. iShares iBonds Dec 2028 Term Corporate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2018, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

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Board Review and Approval of Investment Advisory Contract  (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	113

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Dec 2019 Term Corporate(a)	$0.274880	$—	$0.003578	$0.278458	99%	—%	1%	100%
iBonds Dec 2020 Term Corporate(a)	0.311632	—	0.006812	0.318444	98	—	2	100
iBonds Dec 2021 Term Corporate(a)	0.327322	—	0.006164	0.333486	98	—	2	100
iBonds Dec 2022 Term Corporate(a)	0.356487	—	0.005535	0.362022	98	—	2	100
iBonds Dec 2023 Term Corporate(a)	0.383078	—	0.006215	0.389293	98	—	2	100
iBonds Dec 2024 Term Corporate(a)	0.407362	—	0.010123	0.417485	98	—	2	100
iBonds Dec 2025 Term Corporate(a)	0.422150	—	0.003552	0.425702	99	—	1	100
iBonds Dec 2026 Term Corporate(a)	0.415691	—	0.009060	0.424751	98	—	2	100
iBonds Dec 2027 Term Corporate(a)	0.436243	—	0.009448	0.445691	98	—	2	100
iBonds Dec 2028 Term Corporate(a)	0.517430	—	0.159231	0.676661	76	—	24	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

114	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	115

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares iBonds Dec 2021 Term Muni Bond ETF | IBMJ | NYSE Arca

▶	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca

▶	iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX

▶	iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX

▶	iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX

▶	iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX

▶	iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX

▶	iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021, as represented by the S&P AMT-Free Municipal Series Dec 2021 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.23%	2.90%	1.93%	2.90%	7.28%
Fund Market	2.31	3.03	1.96	3.03	7.36
Index	2.28	3.13	1.95	3.13	7.31

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,022.30	$0.90		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	29.2%
AA+	23.0
AA	17.4
AA-	9.6
A+	6.0
A	2.8
A-	0.4
BBB+	0.6
BBB	0.1
BBB-	1.1
Not Rated	8.5
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	11.4%
California	7.8
New York	7.6
Virginia	7.0
Washington	6.4
Florida	5.7
Ohio	4.7
Maryland	4.2
Massachusetts	3.2
North Carolina	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.05%	3.84%	2.38%	3.84%	9.01%
Fund Market	3.05	3.88	2.40	3.88	9.09
Index	3.07	3.99	2.41	3.99	9.11

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,030.50	$0.91		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	26.5%
AA+	22.1
AA	15.8
AA-	10.7
A+	6.8
A	3.7
A-	0.6
BBB+	1.0
BBB	0.1
BBB-	1.3
Not Rated	9.8
Aaa	0.2
Aa	0.0
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	10.7%
New York	8.9
California	7.8
Florida	5.2
Washington	5.1
Virginia	4.9
Maryland	4.0
Wisconsin	3.8
Massachusetts	3.8
Ohio	3.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.87%	4.72%	2.32%	4.72%	4.83%
Fund Market	3.91	4.80	2.38	4.80	4.95
Index	3.92	4.93	2.30	4.93	4.78

The inception date of the Fund was 4/11/17. The first day of secondary market trading was 4/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,038.70	$0.91		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	29.7%
AA+	19.7
AA	18.1
AA-	10.1
A+	6.8
A	3.3
A-	0.3
BBB+	1.0
BBB	0.1
BBB-	1.6
Not Rated	7.9
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	13.8%
New York	8.3
California	7.9
Virginia	5.9
Washington	5.6
Wisconsin	5.1
Florida	4.2
Ohio	3.7
Utah	3.6
Maryland	3.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.94%	6.05%	5.07%	6.05%	5.67%
Fund Market	4.98	6.13	5.22	6.13	5.83
Index	4.88	6.02	4.86	6.02	5.42

The inception date of the Fund was 3/20/18. The first day of secondary market trading was 3/22/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,049.40	$0.91		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	30.4%
AA+	18.1
AA	17.2
AA-	11.3
A+	6.7
A	2.8
A-	0.1
BBB+	1.9
BBB	0.1
BBB-	1.6
Not Rated	8.5
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	13.4%
California	9.7
New York	9.0
Washington	6.0
Florida	5.3
Maryland	4.3
Virginia	4.2
Massachusetts	3.0
Ohio	2.8
Arizona	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	6.75%
Fund Market	6.87
Index	5.61

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (11/13/18)	(a)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,067.50	$0.86		$1,000.00	$1,023.90	$0.90		0.18%

(a)	The beginning of the period (commencement of operations) is November 13, 2018.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (168 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	27.3%
AA+	20.6
AA	17.6
AA-	13.3
A+	5.6
A	3.2
A-	0.6
BBB+	0.8
BBB-	1.7
Not Rated	7.7
Short-Term and Other Assets	1.6

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	12.8%
Texas	11.8
New York	7.9
Washington	5.7
Florida	4.8
Virginia	4.2
Maryland	4.0
Arizona	3.5
Massachusetts	3.5
North Carolina	3.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Callable Factor Adjusted 2026 Series IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	0.52%
Fund Market	0.68
Index	0.41

The inception date of the Fund was 4/2/19. The first day of secondary market trading was 4/4/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (04/02/19)	(a)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,005.20	$0.14		$1,000.00	$1,023.90	$0.90		0.18%

(a)	The beginning of the period (commencement of operations) is April 02, 2019.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (28 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	32.6%
AA+	17.2
AA	14.2
AA-	11.8
A+	7.4
A	2.4
BBB+	3.0
BBB-	2.9
Not Rated	5.5
Short-Term and Other Assets	3.0

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	18.4%
New York	17.1
Texas	16.1
Maryland	6.5
Pennsylvania	5.0
Washington	4.8
Virginia	4.0
New Jersey	3.0
Illinois	2.9
Delaware	2.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Callable Factor Adjusted 2027 Series IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	0.76%
Fund Market	1.00
Index	0.62

The inception date of the Fund was 4/9/19. The first day of secondary market trading was 4/11/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (04/09/19)	(a)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,007.60	$0.10		$1,000.00	$1,023.90	$0.90		0.18%

(a)	The beginning of the period (commencement of operations) is April 09, 2019.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (21 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	27.4%
AA+	18.8
AA	17.4
AA-	11.9
A+	5.2
A	3.4
BBB+	1.1
BBB-	2.2
Not Rated	10.4
Short-Term and Other Assets	2.2

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	10.9%
Texas	10.8
New York	9.5
Ohio	9.2
Washington	9.1
Wisconsin	4.8
Illinois	4.5
Pennsylvania	3.7
New Jersey	3.5
Utah	3.1

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2019	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Callable Factor Adjusted 2028 Series IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	0.76%
Fund Market	1.00
Index	0.66

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (04/16/19)	(a)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,007.60	$0.07		$1,000.00	$1,023.90	$0.90		0.18%

(a)	The beginning of the period (commencement of operations) is April 16, 2019.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (14 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	25.6%
AA+	22.4
AA	17.7
AA-	18.3
A+	1.2
A	2.2
Not Rated	11.1
Short-Term and Other Assets	1.5

TEN LARGEST STATES

State(a)	Percent of Net Assets
Texas	21.9%
California	18.3
New York	10.7
Arizona	8.7
Washington	7.9
Florida	7.6
Nevada	5.1
Mississippi	2.5
Louisiana	2.4
Massachusetts	2.3

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$90	$94,548
5.00%, 09/01/21	530	569,870
Alabama Public School & College Authority RB
5.00%, 03/01/21	150	159,105
5.00%, 05/01/21	35	37,309
Series A, 5.00%, 02/01/21	95	100,507
Series A, 5.00%, 05/01/21	100	106,596
Series B, 5.00%, 01/01/21	195	205,774
Series B, 5.00%, 05/01/21	110	117,255
Auburn University RB, 5.00%, 06/01/21	100	106,899
City of Huntsville AL GO
5.00%, 03/01/22 (PR 09/01/21)	115	123,742
Series A, 5.00%, 08/01/21	90	96,714
State of Alabama GO
5.00%, 08/01/21	650	698,639
Series A, 5.00%, 11/01/21	100	108,297
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	345	369,578

		2,894,833

Alaska — 0.2%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	36,898
City of Valdez AK RB
Series B, 5.00%, 01/01/21	220	230,965
Series C, 5.00%, 01/01/21	95	99,814
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21	25	26,915
State of Alaska GO, 4.00%, 08/01/21	100	105,081
University of Alaska RB, Series S, 4.00%, 10/01/21	20	21,080

		520,753

Arizona — 2.6%
Arizona Board of Regents COP
5.00%, 06/01/21	460	490,953
Series B, 5.00%, 06/01/21	125	133,438
Series C, 5.00%, 06/01/21	105	112,065
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	255	273,166
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	269,208
Arizona State University RB, Series A, 5.00%, 07/01/21	170	182,260
Arizona Transportation Board RB, 5.00%, 07/01/21	750	803,969
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	615	664,508
Series A, 5.00%, 10/01/21 (ETM)	50	54,059
City of Phoenix AZ GO, 4.00%, 07/01/21	215	225,905
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	25	26,268
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	42,011
5.00%, 07/01/21	575	616,249
Series A, 5.00%, 07/01/21	130	139,347
City of Scottsdale AZ GOL, 5.00%, 07/01/21	195	209,106
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/21	170	182,111
Series B, 5.00%, 07/01/21	135	144,617
Maricopa County Community College District GO
5.00%, 07/01/21	395	423,574
Series D, 4.00%, 07/01/21	205	215,488
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	100	107,124

Security	Par (000)	Value

Arizona (continued)
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/21	$150	$157,511
5.00%, 07/01/21	300	321,372
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	275	293,912
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/21	315	342,062
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	53,573
State of Arizona COP
5.00%, 09/01/21	80	86,032
5.00%, 10/01/21	180	194,045
University of Arizona RB
4.00%, 08/01/21	115	120,843
5.00%, 06/01/21	70	74,859

		6,959,635

Arkansas — 0.5%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	203,230
State of Arkansas GO
5.00%, 04/01/21	200	212,764
5.00%, 06/15/21	585	626,219
5.00%, 10/01/21	195	210,602
University of Arkansas RB
5.00%, 09/15/21	75	80,819
5.00%, 11/01/21	30	32,451

		1,366,085

California — 7.8%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	54,028
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	56,189
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	104,263
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21(a)	25	24,021
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	117,516
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	27,020
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	107,146
Series A-1, 5.00%, 10/01/21	35	37,983
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/21	35	37,172
California State Public Works Board RB
5.00%, 11/01/21	500	541,485
5.00%, 06/01/21	385	411,723
Series A, 5.00%, 04/01/21	70	74,481
Series A, 5.00%, 09/01/21	70	75,428
Series C, 5.00%, 10/01/21	180	194,445
Series D, 5.00%, 12/01/21	150	162,847
Series E, 5.00%, 09/01/21	195	210,120
Series F, 5.00%, 10/01/21 (ETM)	50	54,332
Series G, 5.00%, 05/01/21	75	80,008
Series G, 5.00%, 11/01/21	140	151,616
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	274,307
Series I, 4.00%, 11/01/21	160	169,373
Series I, 5.00%, 11/01/21	40	43,319
California State University RB
Series A, 4.00%, 11/01/21	105	111,550
Series A, 5.00%, 11/01/21	290	315,178

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority RB 5.00%, 05/15/21	$50	$53,077
Series A, 5.00%, 08/15/21	60	64,636
City & County of San Francisco CA GO, Series A, 5.00%, 06/15/21	25	26,865
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	232,649
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	53,684
Series C, 5.00%, 06/01/21	115	123,473
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	53,747
Series C, 5.00%, 05/15/21	30	32,236
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	175	190,417
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	95,852
County of Los Angeles CA COP, 5.00%, 09/01/21	45	48,629
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	33,667
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	72,159
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21(a)	60	57,560
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	428,125
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	685,415
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	33,660
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	269,576
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	105,809
Los Angeles Community College District/CA GO
Series C, 5.00%, 08/01/21	70	75,578
Series I, 4.00%, 08/01/21	140	148,068
Los Angeles County Metropolitan Transportation Authority RB,
5.00%, 07/01/21	160	172,322
Los Angeles County Public Works Financing Authority RB,
5.00%, 08/01/21	80	86,171
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	970	1,023,234
Series A, 4.50%, 07/01/21	290	308,995
Series A, 5.00%, 07/01/21	145	156,037
Series B, 5.00%, 07/01/21	15	16,142
Los Angeles Department of Water RB, 5.00%, 07/01/21	50	53,861
Los Angeles Unified School District/CA GO
4.00%, 07/01/21	300	314,955
Series A, 5.00%, 07/01/21	205	219,559
Series A-1, 5.00%, 07/01/21	170	182,073
Series A-2, 5.00%, 07/01/21	155	166,008
Series C, 5.00%, 07/01/21	240	257,045
Series D, 5.00%, 07/01/21	215	230,269
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	172,250
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21(a)	50	48,064
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/21	225	244,649
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21(a)	75	72,208

Security	Par (000)	Value

California (continued)
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	$15	$15,945
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,268
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21	90	97,043
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	64,295
Rocklin Unified School District GO, 0.00%, 08/01/21(a)	75	72,143
Sacramento City Financing Authority RB, Series A, 5.00%, 05/01/21	75	80,054
Sacramento Municipal Utility District RB, 5.00%, 08/15/21	105	113,459
San Diego Community College District GO
0.00%, 08/01/21(a)	100	96,298
5.00%, 08/01/21	100	107,945
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	200	209,746
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	48,918
San Diego Unified School District/CA GO
0.00%, 07/01/21 (NPFGC)(a)	765	736,771
Series R-3, 4.00%, 07/01/21	75	78,952
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21	100	107,087
Second Series A, 5.00%, 05/01/21	100	107,087
San Mateo County Community College District GO, 0.00%, 09/01/21 (NPFGC)(a)	250	240,740
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	108,305
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	95,892
Santa Clara Valley Transportation Authority RB, 5.00%, 06/01/21	500	536,945
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	24,091
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	53,910
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/21	25	26,931
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	565	605,155
Series O, 5.00%, 05/01/21	745	797,947
State of California Department of Water Resources RB
5.00%, 12/01/21	100	109,229
5.00%, 12/01/21	215	234,842
Series AK, 5.00%, 12/01/21	465	507,915
State of California GO
4.00%, 09/01/21	140	147,766
4.00%, 10/01/21	65	68,731
5.00%, 02/01/21	405	429,130
5.00%, 04/01/21	400	426,076
5.00%, 08/01/21	750	806,640
5.00%, 09/01/21	1,895	2,043,303
5.00%, 10/01/21	280	302,680
5.00%, 11/01/21	530	574,377
5.00%, 12/01/21	265	287,907
Series B, 5.00%, 09/01/21	340	366,608

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California RB
Series AB, 5.00%, 05/15/21	$195	$209,083
Series AO, 5.00%, 05/15/21	110	117,944
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	115,506

		21,236,938

Colorado — 0.6%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21	60	63,676
Series E, 5.00%, 03/01/21	175	185,721
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	135,387
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	21,209
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	54,198
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	106,145
Denver City & County School District No. 1 GO
5.00%, 12/01/21 (SAW)	100	108,591
Series A, 5.25%, 12/01/21	50	54,611
Series B, 4.00%, 12/01/21	125	132,591
Series C, 5.00%, 12/01/21	165	179,175
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	33,286
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	294,288
Series A, 5.00%, 06/01/21	40	42,802
Series B, 4.25%, 06/01/21	100	105,434

		1,517,114

Connecticut — 1.5%
City of Stamford CT GO
4.00%, 07/01/21	100	105,269
5.00%, 08/01/21	75	80,751
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	26,764
Series O, 4.00%, 11/01/21	35	36,743
Series X-2, 1.80%, 07/01/37 (Put 02/09/21)(b)(c)	400	400,620
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	106,257
State of Connecticut GO
4.50%, 05/15/21	160	168,368
5.00%, 03/15/21	100	105,798
5.00%, 04/15/21	130	137,869
Series A, 5.00%, 10/15/21	305	327,573
Series B, 5.00%, 05/15/21	65	69,046
Series C, 5.00%, 07/15/21	100	106,665
Series D, 5.00%, 11/01/21	240	258,077
Series E, 4.00%, 09/15/21	40	41,940
Series E, 5.00%, 10/15/21	250	268,502
Series G, 5.00%, 11/01/21	500	537,660
State of Connecticut Special Tax Revenue RB
5.00%, 12/01/21	250	270,090
Series A, 5.00%, 01/01/21	100	105,321
Series A, 5.00%, 08/01/21	240	256,858
Series A, 5.00%, 09/01/21	80	85,822
Series A, 5.00%, 10/01/21	195	209,687
Series B, 5.00%, 08/01/21	25	26,756

Security	Par (000)	Value

Connecticut (continued)
University of Connecticut RB, Series A, 5.00%, 08/15/21	$240	$257,085

		3,989,521

Delaware — 0.9%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,832
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	118,097
Delaware River & Bay Authority RB, 5.00%, 01/01/21	100	105,423
Delaware Transportation Authority RB
5.00%, 06/01/21	125	133,305
5.00%, 07/01/21	800	857,343
State of Delaware GO
5.00%, 03/01/21	580	615,641
5.00%, 10/01/21	125	135,094
Series B, 5.00%, 07/01/21	35	37,540
Series D, 5.00%, 07/01/21	250	268,140
University of Delaware RB, Series A, 5.00%, 11/01/21	160	173,192

		2,459,607

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/21	575	614,790
Series E, 5.00%, 06/01/21	200	213,840
District of Columbia RB
4.00%, 12/01/21	100	105,838
5.00%, 07/15/21	80	85,493
Series A, 5.00%, 12/01/21	250	271,212
Series C, 4.00%, 12/01/21	200	211,676
Series C, 5.00%, 12/01/21	355	385,122
Series F, 5.00%, 12/01/21	80	86,788
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	55	58,050
Series A, 5.00%, 10/01/21	65	70,152
Series C, 5.00%, 10/01/21	460	496,460
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	81,056
Series F-1, 5.00%, 10/01/21	475	513,356

		3,193,833

Florida — 5.7%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	240	257,098
Broward County FL Water & Sewer Utility Revenue RB, 5.00%, 10/01/21	160	172,920
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	148,525
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	53,975
City of Jacksonville FL RB
5.00%, 10/01/21	400	430,220
Series B, 5.00%, 10/01/21	435	467,856
Series C, 5.00%, 10/01/21	180	193,513
City of Miami Beach FL RB, 5.00%, 09/01/21	35	37,589
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	97,438
City of Tallahassee RB, 5.00%, 10/01/21	140	151,096
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	108,075
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	107,828
County of Hillsborough FL Community Investment Tax
Revenue RB, Series A, 5.00%, 11/01/21	40	43,237
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21	40	43,072

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	$115	$124,257
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	58,050
County of Miami-Dade FL GO, 5.00%, 07/01/21	245	262,615
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	130	138,220
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	658,536
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	555	598,989
Series A, 5.00%, 10/01/21	90	97,245
County of Orange FL RB, 5.00%, 10/01/21	55	59,373
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/21	155	163,668
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	97,290
County of Palm Beach FL GO, 5.00%, 07/01/21	110	118,007
County of Palm Beach FL RB, 4.00%, 06/01/21	160	167,912
Escambia County School Board COP, 5.00%, 02/01/21	120	126,786
Florida Department of Environmental Protection RB
5.00%, 07/01/21	225	241,128
Series A, 5.00%, 07/01/21	300	321,504
Series B, 5.00%, 07/01/21	310	332,221
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	316,668
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	43,082
Series A, 5.00%, 10/01/21	410	441,571
Florida State University Housing Facility Revenue RB,
Series A, 5.00%, 05/01/21	125	133,321
Florida’s Turnpike Enterprise RB
5.00%, 07/01/21	300	321,570
Series A, 5.00%, 07/01/21	100	107,190
Series B, 5.00%, 07/01/21	120	128,628
Series C, 5.00%, 07/01/21	170	182,223
Florida’s Turnpike RB, Series A, 5.00%, 07/01/21	310	332,289
Hillsborough County School Board COP, 5.00%, 07/01/21	300	320,841
Hillsborough County School Board RB, 5.00%, 10/01/21	60	64,593
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	133,780
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	106,821
Series B, 5.00%, 10/01/21	50	53,423
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	240,953
Lee County School Board (The) COP
5.00%, 08/01/21	200	214,414
Series B, 3.00%, 08/01/21	50	51,409
Series B, 5.00%, 08/01/21	50	53,604
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	85,522
Series B, 5.00%, 07/01/21	155	165,700
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	250	269,940
Orange County School Board COP, Series A, 5.00%, 08/01/21	60	64,366
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/21	65	70,152
Series C, 4.00%, 10/01/21	75	79,177
Series C, 5.25%, 10/01/21	115	124,793

Security	Par (000)	Value

Florida (continued)
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	$150	$160,948
Series D, 5.00%, 08/01/21	290	311,234
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	80,963
Pasco County School Board COP, 5.00%, 08/01/21	75	80,302
Reedy Creek Improvement District GOL, 5.00%, 06/01/21	250	267,140
School Board of Miami-Dade County ( The) COP
5.00%, 11/01/21	205	220,961
Series A, 5.00%, 05/01/21	235	249,974
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	254,827
School District of Broward County/FL COP
5.00%, 07/01/21	70	74,924
Series A, 5.00%, 07/01/21	135	144,497
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	604,623
South Broward Hospital District RB, 5.00%, 05/01/21	50	53,176
St. Johns County School Board COP, 5.00%, 07/01/21	75	80,194
State of Florida GO
5.00%, 06/01/21	525	561,555
5.00%, 07/01/21	340	364,510
Series A, 4.00%, 06/01/21	155	162,632
Series A, 5.00%, 06/01/21	290	310,193
Series A, 5.00%, 07/01/21	120	128,628
Series B, 4.00%, 07/01/21	45	47,292
Series B, 5.00%, 06/01/21	270	288,800
Series C, 5.00%, 06/01/21	110	117,659
Series D, 5.00%, 06/01/21	95	101,615
Series E, 5.00%, 06/01/21	100	106,963
State of Florida Lottery Revenue RB
5.00%, 07/01/21	135	144,647
Series A, 5.00%, 07/01/21	460	492,872
Tampa Bay Water RB, 5.00%, 10/01/21	65	70,008
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	37,507

		15,502,917

Georgia — 2.6%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/21	180	189,914
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	135	142,987
Series A, 4.00%, 01/01/21	75	77,905
Series B, 5.00%, 01/01/21	160	168,813
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	173,275
Series B, 5.00%, 11/01/21	100	108,297
Columbia County School District GO, 5.00%, 04/01/21	160	170,274
County of Carroll GA GO, 5.00%, 06/01/21	280	299,317
Forsyth County School District, 5.00%, 02/01/21	75	79,428
Georgia State Road & Tollway Authority RB
5.00%, 06/01/21	150	160,315
Series A, 5.00%, 03/01/21 (GTD)	170	180,509
Series B, 5.00%, 06/01/21	385	411,476
Gwinnett County Development Authority COP, 5.25%, 01/01/21	25	26,505
Gwinnett County School District GO
5.00%, 02/01/21	440	465,978
5.00%, 08/01/21 (SAW)	200	215,012
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/21	215	230,553

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia RB
Series A, 4.00%, 01/01/21	$10	$10,316
Series A, 5.00%, 11/01/21	50	53,639
Series B, 5.00%, 01/01/21	340	356,259
State of Georgia GO
4.00%, 09/01/21	225	237,321
5.00%, 02/01/21	390	412,885
5.00%, 07/01/21	495	530,808
Series A, 5.00%, 07/01/21	80	85,787
Series A-1, 5.00%, 02/01/21	110	116,455
Series C, 5.00%, 07/01/21	330	353,872
Series C, 5.00%, 10/01/21	275	297,137
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	160,933
Series E, 5.00%, 12/01/21	145	157,457
Series E-2, 5.00%, 09/01/21	15	16,167
Series I, 5.00%, 07/01/21	470	504,103
Series I, 5.00%, 11/01/21	130	140,819
Series J-1, 4.00%, 07/01/21	450	472,923
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	209,416

		7,216,855

Hawaii — 2.3%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/21	55	57,754
5.00%, 07/01/21	210	224,929
Series A, 4.00%, 07/01/21	245	257,267
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	969,777
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21	100	108,025
Series B, 4.00%, 10/01/21	150	158,500
Series B, 5.00%, 10/01/21	60	64,815
Series B, 5.00%, 11/01/21	560	606,463
Series C, 4.00%, 11/01/21	100	105,858
Series C, 5.00%, 10/01/21	165	178,241
County of Hawaii HI GO, 5.00%, 09/01/21	255	274,592
Honolulu City & County Board of Water Supply RB, Series A,
5.00%, 07/01/21	165	176,827
State of Hawaii GO
5.00%, 10/01/21	250	270,002
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	586,224
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	428,812
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	162,840
Series DZ-2017, 5.00%, 12/01/21	70	75,977
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	27,074
Series EA, 4.00%, 12/01/21	30	31,783
Series EE, 5.00%, 11/01/21	80	86,617
Series EF, 5.00%, 11/01/21	325	351,881
Series EH-2017, 5.00%, 08/01/21	195	209,547
Series EP, 5.00%, 08/01/21	75	80,595
Series EZ, 5.00%, 10/01/21	50	54,000
Series FB, 5.00%, 04/01/21	100	106,382
Series FE, 5.00%, 10/01/21	355	383,404
Series FH, 5.00%, 10/01/21	150	162,001
Series FN, 5.00%, 10/01/21	10	10,800
State of Hawaii State Highway Fund, Series B, 5.00%, 01/01/21	95	100,280

		6,311,267

Security	Par (000)	Value

Illinois — 2.0%
Chicago Midway International Airport RB, Series B, 5.00%, 01/01/21	$70	$73,749
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	100	106,853
Series 2015-B, 5.00%, 01/01/21	50	52,686
Series A, 5.00%, 01/01/21	65	68,492
Series B, 5.00%, 01/01/21	15	15,806
Series B, 6.00%, 01/01/41 (PR 01/01/21)	915	981,447
Series C, 5.00%, 01/01/21	100	105,372
Chicago Transit Authority RB, 5.00%, 06/01/21	200	211,432
DuPage County Forest Preserve District GO, 5.00%, 01/01/21	40	42,169
Illinois Finance Authority RB
5.00%, 01/01/21	110	115,965
5.00%, 07/01/21	275	294,346
Illinois State Toll Highway Authority RB, Series D, 5.00%, 01/01/21	160	168,786
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	43,165
Series A, 6.00%, 07/01/21	25	27,165
State of Illinois GO
4.00%, 02/01/21	75	76,883
4.00%, 09/01/21	75	77,467
5.00%, 02/01/21	110	114,630
5.00%, 06/01/21	45	47,234
5.00%, 07/01/21	200	210,310
5.00%, 08/01/21	390	410,849
Series A, 5.00%, 06/01/21	425	446,101
Series A, 5.00%, 12/01/21	300	318,327
Series B, 5.00%, 10/01/21	200	211,460
Series B, 5.25%, 01/01/21	215	224,499
Series D, 5.00%, 11/01/21	720	762,639
State of Illinois RB, 5.00%, 06/15/21	190	200,182

		5,408,014

Indiana — 0.6%
Ball State University RB, 5.00%, 07/01/21	175	187,388
Indiana Finance Authority RB
4.00%, 02/01/21	100	104,152
4.00%, 10/01/21	100	105,229
Series A, 5.00%, 05/01/21	45	47,840
Series A, 5.00%, 10/01/21	150	161,705
Series A, 5.00%, 12/01/21	315	341,312
Series C, 5.00%, 12/01/21	35	37,970
Indiana University RB
5.00%, 08/01/21	120	129,007
Series A, 5.00%, 06/01/21	45	48,133
Series W-2, 5.00%, 08/01/21	320	344,019
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21	50	53,365
Purdue University RB, Series CC, 5.00%, 07/01/21	45	48,265

		1,608,385

Iowa — 0.4%
City of Cedar Rapids IA GO
5.00%, 06/01/21	110	117,612
Series A, 5.00%, 06/01/21	155	165,726
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	192,418
Iowa Finance Authority RB, 5.00%, 08/01/21	355	381,647
Iowa State Board of Regents RB, 4.00%, 09/01/21	135	142,329
State of Iowa RB, Series A, 5.00%, 06/01/21	150	160,380

		1,160,112

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	$150	$160,380
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	42,598
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	435	468,421
Series B, 5.00%, 09/01/21	450	484,573

		1,155,972

Louisiana — 0.2%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	26,940
Louisiana State University &Agricultural & Mechanical College RB, 5.00%, 07/01/21	10	10,666
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,896
State of Louisiana GO
Series A, 4.00%, 09/01/21	100	105,194
Series A, 5.00%, 02/01/21	15	15,853
Series C, 5.00%, 07/15/21	300	321,408

		500,957

Maine — 0.5%
City of Portland ME GOL, 4.00%, 04/01/21	310	324,145
Maine Municipal Bond Bank RB
5.00%, 11/01/21	75	81,223
Series B, 5.00%, 11/01/21	215	232,839
Series C, 5.00%, 11/01/21	305	330,306
Maine Turnpike Authority RB, 5.00%, 07/01/21	110	117,836
State of Maine GO, Series B, 5.00%, 06/01/21	340	363,528

		1,449,877

Maryland — 4.2%
City of Baltimore MD GO, 5.00%, 10/15/21	310	335,036
City of Baltimore MD RB
5.00%, 07/01/21	290	310,787
Series A, 5.00%, 07/01/21	325	347,799
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	41,810
5.00%, 04/01/21	50	53,201
County of Baltimore MD COP, 5.00%, 10/01/21	125	134,754
County of Baltimore MD GO
5.00%, 08/01/21	300	322,449
Series B, 4.50%, 09/01/21	60	63,969
County of Carroll MD GO, 5.00%, 11/01/21	100	108,322
County of Harford MD GO, 5.00%, 09/15/21	240	258,972
County of Montgomery MD GO, 5.00%, 11/01/21	545	590,355
County of Prince George’s MD GO, 5.00%, 09/15/21	500	539,525
County of Prince George’s MD GOL
5.00%, 09/01/21	180	194,000
Series B, 4.00%, 07/15/21	500	525,690
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	26,698
Series B, 5.00%, 07/01/21	90	96,471
Maryland State Transportation Authority RB, 5.00%, 07/01/21	170	182,223
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	132,704
State of Maryland Department of Transportation RB
5.00%, 02/01/21	150	158,856
5.00%, 06/01/21	55	58,830
5.00%, 09/01/21	730	786,779
5.00%, 10/01/21	50	54,025
5.00%, 12/01/21	105	114,021
5.00%, 02/15/24 (PR 02/15/21)	2,500	2,648,575

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
First Series, 5.00%, 06/01/21	$400	$427,852
First Series C, 4.00%, 08/15/21	250	263,492
First Series C, 5.00%, 08/01/21	620	666,537
Series A, 5.00%, 03/01/21	120	127,374
Series A, 5.00%, 03/01/24 (PR 03/01/21)	70	74,327
Series B, 5.00%, 08/01/21	105	112,881
Series C, 5.00%, 08/01/21	1,130	1,214,818
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/21	460	492,030

		11,465,162

Massachusetts — 3.2%
Commonwealth of Massachusetts GOL
5.00%, 03/01/21	125	132,658
5.00%, 04/01/22 (PR 04/01/21)	200	212,920
Series A, 4.00%, 07/01/21	200	210,100
Series A, 5.00%, 04/01/27 (PR 04/01/21)	550	585,530
Series A, 5.25%, 08/01/21	660	713,170
Series B, 5.00%, 08/01/21	445	478,402
Series B, 5.25%, 08/01/21	275	297,154
Series B, 5.25%, 08/01/21 (AGM)	200	216,204
Series B, 5.25%, 09/01/21 (AGM)	240	260,150
Series C, 5.00%, 10/01/21	80	86,440
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,551,479
Series E, 4.00%, 09/01/21	125	131,786
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	200	215,836
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	481,563
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/21	150	160,884
Series A, 0.00%, 07/01/21(a)	200	193,658
Series C, 5.25%, 07/01/21	40	43,114
Series C, 5.50%, 07/01/21	200	216,632
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	37,844
Series 2014, 5.00%, 08/01/21	600	645,450
Massachusetts Development Finance Agency RB, Series B-3, 5.00%, 01/01/21	100	105,694
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 02/15/21	35	37,220
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	40	42,747
Series A, 5.00%, 08/15/21	470	505,988
Series B, 4.00%, 10/15/21	75	79,298
Series B, 5.00%, 10/15/21	315	340,836
Series C, 5.00%, 08/15/21 (ETM)	105	113,079
Massachusetts Turnpike Authority RB, Series C, 0.00%, 01/01/21 (NPFGC)(a)	95	92,124
Massachusetts Water Resources Authority RB
5.00%, 08/01/21	110	118,358
Series J, 5.50%, 08/01/21 (AGM)	285	309,789
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	37,913
Series 1, 4.00%, 11/01/21	50	52,942

		8,706,962

Michigan — 1.4%
Michigan Finance Authority RB 5.00%, 08/01/21	70	74,949

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
5.00%, 10/01/21	$575	$620,718
Michigan State Building Authority RB
Series I, 5.00%, 04/15/21	125	133,137
Series I, 5.00%, 10/15/21	465	502,321
Series I-A, 5.00%, 10/15/21	90	97,292
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	263,700
Michigan Strategic Fund RB
1.45%, 09/01/30 (Put 09/01/21)(b)(c)	100	97,445
5.00%, 10/15/21	55	59,346
Royal Oak School District GO, 5.00%, 05/01/21	100	106,535
State of Michigan GO
Series A, 5.00%, 12/01/21	170	184,740
Series B, 5.00%, 11/01/21	235	254,738
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	840	909,872
5.25%, 11/01/21	125	136,261
5.50%, 11/01/21 (AGM)	455	497,829

		3,938,883

Minnesota — 1.3%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	271,545
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	80,744
Series C, 5.00%, 03/01/21	120	127,441
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,535
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	150	158,802
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/21 (NPFGC)(a)	40	38,738
State of Minnesota COP, 5.00%, 06/01/21	55	58,771
State of Minnesota GO
5.00%, 10/01/21	590	636,763
Series A, 5.00%, 08/01/21	305	327,543
Series B, 5.00%, 08/01/21	125	134,239
Series D, 5.00%, 08/01/21	50	53,696
Series D, 5.00%, 10/01/21	175	188,870
Series F, 5.00%, 10/01/21	395	426,308
State of Minnesota RB, 5.00%, 06/01/21	135	144,256
University of Minnesota RB
Series B, 5.00%, 12/01/21	300	325,455
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	542,535

		3,526,241

Mississippi — 0.8%
Mississippi Development Bank RB, 5.00%, 01/01/21	55	57,890
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	540,585
Series A, 5.00%, 10/01/36 (PR 10/01/21)	395	427,062
Series A, 5.25%, 11/01/21	340	370,019
Series C, 5.00%, 10/01/21	135	145,734
Series F, 5.00%, 11/01/21	340	367,948
Series F, 5.25%, 10/01/21	50	54,270
Series H, 4.00%, 12/01/21	165	174,633

		2,138,141

Missouri — 0.3%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	25	26,659
Series B, 5.00%, 05/01/21	120	127,890

Security	Par (000)	Value

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 07/01/21	$525	$562,863
University of Missouri RB, Series A, 5.00%, 11/01/21	160	173,234

		890,646

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	21,506

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	255	274,711
City of Omaha NE GO
5.00%, 04/15/21	100	106,451
5.00%, 11/15/21	280	303,290
5.25%, 04/01/21	130	138,831
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	48,743
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	216,758
Nebraska Public Power District RB
5.00%, 07/01/21	50	53,507
Series A, 5.00%, 01/01/21	420	442,919
Series B, 5.00%, 01/01/21	90	94,911
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	51,962
Omaha Public Power District RB, Series B, 5.00%, 02/01/21	45	47,609
University of Nebraska RB, 5.00%, 07/01/21	135	144,677

		1,924,369

Nevada — 2.0%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	138,913
Clark County School District GOL
Series A, 5.00%, 06/15/21	330	352,325
Series B, 5.00%, 06/15/21	175	186,839
Series D, 5.00%, 06/15/21	65	69,397
County of Clark Department of Aviation RB
5.00%, 07/01/21	100	107,035
5.00%, 07/01/21	145	155,201
County of Clark NV GOL
5.00%, 11/01/21	840	909,476
5.00%, 06/01/21	120	128,304
5.00%, 11/01/21	385	416,843
County of Clark NV RB
5.00%, 07/01/21	655	701,223
Series A, 5.00%, 07/01/21	500	535,285
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	108,485
Nevada System of Higher Education RB
4.00%, 07/01/21	75	78,673
Series A, 4.00%, 07/01/21	50	52,449
Series A, 5.00%, 07/01/21	100	107,013
State of Nevada GOL
5.00%, 04/01/21	205	218,003
5.00%, 06/01/21	135	144,314
5.00%, 08/01/21	100	107,437
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	745	808,414

		5,325,629

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	107,035

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	$70	$75,212
Series D, 5.00%, 08/15/21	70	75,310
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	81,184

		338,741

New Jersey — 1.0%
County of Monmouth NJ GO, 4.00%, 03/01/21	200	209,066
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	100	105,905
Series A, 5.00%, 06/15/21 (ETM)	5	5,346
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/21 (SAP)	150	160,766
Series DDD, 5.00%, 06/15/21	200	211,810
Series II, 5.00%, 03/01/21	25	26,212
Series KK, 5.00%, 03/01/21	20	20,969
Series NN, 5.00%, 03/01/21 (SAP)	180	188,723
Series UU, 5.00%, 06/15/21	230	243,581
Series XX, 5.00%, 06/15/21 (SAP)	335	354,782
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	37,266
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP)	65	68,977
Series A-1, 5.00%, 06/15/21	100	106,012
Series AA, 5.00%, 06/15/21 (SAP)	115	122,037
Series B, 5.00%, 06/15/21	135	143,261
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/21	125	131,800
Series C, 5.00%, 01/01/21	370	390,128
State of New Jersey GO
5.00%, 06/01/21	145	154,142
5.25%, 08/01/21	160	171,712

		2,852,495

New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	107,391
New Mexico Finance Authority RB
5.00%, 06/15/21	585	626,198
Series A, 5.00%, 06/15/21	50	53,523
Series C, 5.00%, 06/01/21	100	106,920
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	275,831
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	600	642,876
Series B, 5.00%, 07/01/21	80	85,610
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	106,792

		2,005,141

New York — 7.6%
City of New York NY GO
4.00%, 10/01/21	625	660,269
5.00%, 03/01/21	45	47,773
5.00%, 03/01/21 (ETM)	15	15,936
5.00%, 08/01/21	1,225	1,316,385
Series 1, 5.00%, 08/01/21	50	53,730
Series A, 5.00%, 08/01/21	50	53,730
Series A-1, 4.00%, 08/01/21	200	210,524
Series A-1, 5.00%, 08/01/21	35	37,611
Series B, 5.00%, 08/01/21	230	247,158
Series C, 5.00%, 08/01/21	305	327,753
Series E, 4.00%, 08/01/21	25	26,316

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 08/01/21	$335	$359,991
Series F, 5.00%, 08/01/21	200	214,920
Series H, 5.00%, 08/01/21	345	370,737
Series I, 5.00%, 08/01/21	315	338,499
Series J, 5.00%, 08/01/21	715	768,339
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	35	36,910
Series A, 5.00%, 04/01/21	50	53,133
Series C, 5.00%, 10/01/21	150	161,667
Long Island Power Authority RB
5.00%, 09/01/21	100	107,706
Series A, 0.00%, 06/01/21 (AGM)(a)	90	86,610
Series B, 5.00%, 09/01/21	205	220,785
Metropolitan Transportation Authority RB
5.25%, 11/15/21	250	271,105
Series A, 5.00%, 11/15/21	30	32,644
Series A-1, 4.00%, 11/15/21 (ETM)	50	53,125
Series A-1, 5.00%, 11/15/21	110	118,607
Series B, 5.00%, 11/15/21	290	312,693
Series B-2, 5.00%, 11/15/21	210	226,378
Series B-4, 5.00%, 11/15/21	195	212,186
Series C, 5.00%, 11/15/21	280	301,860
Series C-1, 5.00%, 11/15/21	120	129,390
Series D, 5.00%, 11/15/21	255	274,954
Series E, 5.00%, 11/15/21	180	194,085
Series F, 4.00%, 11/15/21	25	26,333
Series F, 5.00%, 11/15/21	335	361,214
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	54,368
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	40	43,329
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21 (ETM SAW)	15	16,104
5.00%, 07/15/21 (ETM) (SAW)	125	134,499
Series S-1, 5.00%, 07/15/21	100	107,599
Series S-1, 5.00%, 07/15/21 (ETM SAW)	355	381,976
Series S-1, 5.00%, 07/15/21 (ETM)	125	134,499
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/21	500	537,530
Series A, 5.00%, 11/01/21	110	119,154
Series A-1, 5.00%, 11/01/21	325	352,046
Series B, 5.00%, 11/01/21	100	108,322
Series B-1, 5.00%, 11/01/21	75	81,242
Series C, 5.00%, 11/01/21	540	584,938
Series E, 5.00%, 11/01/21	150	162,483
Series F-1, 5.00%, 05/01/21	165	176,017
Series I, 5.00%, 05/01/21	95	101,343
New York City Water & Sewer System RB, Series EE, 4.00%, 06/15/21	80	84,166
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	216,584
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21 (SAW)	110	119,421
New York State Dormitory Authority RB
0.00%, 08/01/21(a)	80	76,936
4.00%, 05/15/21	90	94,291
4.00%, 10/01/21	225	237,805
5.00%, 08/15/21 (SAP)	150	160,678

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.50%, 05/15/21 (AMBAC NPFGC)	$100	$107,677
Series A, 4.00%, 03/15/21	100	104,420
Series A, 5.00%, 02/15/21	205	217,257
Series A, 5.00%, 03/15/21	585	621,591
Series A, 5.00%, 07/01/21	260	278,596
Series A, 5.00%, 10/01/21	215	232,361
Series A, 5.00%, 10/01/21 (AGM)	75	81,056
Series B, 5.00%, 03/15/21	800	850,040
Series B, 5.00%, 07/01/21	55	58,955
Series C, 5.00%, 03/15/21	200	212,510
Series D, 5.00%, 02/15/21	325	344,432
Series D, 5.00%, 08/15/21	70	75,344
Series D, 5.00%, 10/01/21 (BAM SAW)	225	243,112
Series E, 4.00%, 03/15/21	100	104,420
Series E, 5.00%, 03/15/21	155	164,695
Series E, 5.00%, 08/15/21	210	226,031
Series F, 5.00%, 10/01/21 (BAM SAW)	45	48,611
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	26,504
5.00%, 06/15/21	210	225,527
5.00%, 11/15/21	25	27,203
Series A, 5.00%, 06/15/21	200	214,788
Series B, 5.00%, 06/15/21	100	107,394
Series E, 5.00%, 05/15/21	95	101,742
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	190	202,424
Series A-1, 5.00%, 04/01/21	130	138,501
New York State Thruway Authority RB
5.00%, 01/01/21	130	137,402
Series A, 5.00%, 03/15/21	180	191,259
Series I, 5.00%, 01/01/21	200	211,388
Series K, 4.00%, 01/01/21	70	72,841
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	385	409,082
Series A-1, 5.00%, 03/15/21	170	180,633
Series A-2, 5.50%, 03/15/21	135	144,682
Series D, 5.00%, 03/15/21	350	371,892
Series E, 5.00%, 03/15/21	70	74,379
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	130	140,859
Series 173, 4.00%, 12/01/21	30	31,869
Series 175, 5.00%, 12/01/21	55	59,827
Series 189, 5.00%, 05/01/21	110	117,502
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	178,908
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	100	109,659
Series A, 4.00%, 11/15/21	65	68,865
Series A, 5.00%, 01/01/21	145	153,306
Series A, 5.00%, 11/15/21	80	86,883
Series B, 4.00%, 11/15/21	210	222,810
Series B, 5.00%, 11/15/21	320	347,533
Series C, 5.00%, 11/15/21	175	190,057

		20,833,213

North Carolina — 3.0%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	52,597
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	445	482,994
City of Charlotte NC GO, 5.00%, 12/01/21	285	309,635

Security	Par (000)	Value

North Carolina (continued)
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	$355	$380,759
5.00%, 12/01/21	50	54,309
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	53,640
City of Raleigh NC Combined Enterprise System Revenue RB, 5.00%, 03/01/21	40	42,458
City of Raleigh NC GO
Series A, 4.00%, 09/01/21	50	52,750
Series B, 5.00%, 04/01/21	50	53,211
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	43,190
County of Buncombe NC RB
5.00%, 06/01/21	65	69,498
Series A, 5.00%, 06/01/21	85	90,882
County of Cabarrus NC GO, 5.00%, 03/01/21	75	79,595
County of Durham NC GO, 5.00%, 10/01/21	160	172,960
County of Forsyth NC GO
4.00%, 12/01/21	10	10,610
5.00%, 07/01/21	50	53,628
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	268,765
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/21	200	215,652
Series A, 5.00%, 12/01/21	550	597,542
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	270	291,667
County of New Hanover NC GO
5.00%, 02/01/21	200	211,736
5.00%, 08/01/21	300	322,656
County of Wake NC GO, Series C, 5.00%, 03/01/21	380	403,279
County of Wake NC RB, Series A, 5.00%, 12/01/21	75	81,384
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	745	785,655
Series B, 5.00%, 01/01/21 (ETM)	435	459,108
North Carolina State University at Raleigh RB, Series A,
5.00%, 10/01/21	100	108,025
State of North Carolina GO
5.00%, 06/01/21	380	406,539
Series C, 4.00%, 05/01/21	350	366,516
State of North Carolina RB
5.00%, 03/01/21	390	413,599
5.00%, 05/01/29 (PR 05/01/21)	750	800,542
Series B, 5.00%, 06/01/21	400	427,852
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	52,846
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	85,058

		8,301,137

Ohio — 4.7%
City of Columbus OH GO
4.00%, 08/15/21	115	121,180
Series 1, 5.00%, 07/01/21	460	493,175
Series 2012-3, 5.00%, 08/15/21	225	242,122
Series A, 5.00%, 02/15/21	110	116,577
Series A, 5.00%, 08/15/21	305	328,210
City of Columbus OH GOL
5.00%, 08/15/21	70	75,327
Series 2012-4, 4.00%, 08/15/21	20	21,075
Cleveland Department of Public Utilities Division of Water RB,
Series Y, 5.00%, 01/01/21	70	73,868
Cleveland State University RB, 5.00%, 06/01/21	55	58,491
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	113,798

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	$250	$267,300
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	505	547,314
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/21	150	158,135
Miami University/Oxford OH RB, 5.00%, 09/01/21	185	199,169
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	75,804
Ohio Higher Educational Facility Commission RB, 5.00%, 01/01/21	100	105,457
Ohio State Building Authority RB, 5.00%, 10/01/21	205	220,844
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	53,439
Series D, 5.00%, 12/01/21	75	81,364
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	112,044
Ohio Water Development Authority RB
5.00%, 06/01/21	200	213,926
Series A, 5.00%, 06/01/21	185	197,882
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	26,741
5.00%, 12/01/21	440	477,800
5.50%, 06/01/21	250	269,955
Series B, 5.00%, 12/01/21	150	162,887
State of Ohio GO
5.00%, 08/01/21	125	134,325
5.00%, 09/01/21	150	161,595
5.00%, 02/01/29 (PR 08/01/21)	4,680	5,034,042
Series A, 5.00%, 03/01/21	100	106,107
Series A, 5.00%, 05/01/21	130	138,628
Series A, 5.00%, 08/01/21	85	91,341
Series A, 5.00%, 09/01/21	50	53,865
Series A, 5.00%, 09/15/21	760	819,707
Series B, 5.00%, 08/01/21	400	429,840
Series C, 5.00%, 09/15/21	165	177,962
Series R, 5.00%, 05/01/21	20	21,335
Series T, 5.00%, 11/01/21	200	216,644
State of Ohio RB
5.00%, 04/01/21	80	85,058
5.00%, 10/01/21	270	291,401
Series A, 5.00%, 04/01/21	250	265,807
Series B, 5.00%, 04/01/21	100	106,323

		12,947,864

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	546,647
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	370	394,898
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	172,603
Series B, 5.00%, 07/01/21	245	262,344
Series C, 5.00%, 07/01/21	70	74,971
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	171,574
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	48,193
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/21	320	332,339
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	154,310
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	160,355

		2,318,234

Security	Par (000)	Value

Oregon — 2.1%
City of Portland OR Sewer System Revenue RB 5.00%, 05/01/21	$150	$159,985
Series A, 5.00%, 06/01/21	290	310,193
Series A, 5.00%, 08/01/21	245	263,221
Series A, 5.00%, 10/01/21	60	64,830
Series B, 5.00%, 10/01/21	100	107,976
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	100	105,643
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21	150	160,666
County of Multnomah OR GOL, 5.00%, 06/01/21	500	535,130
County of Washington OR GOL, 5.00%, 03/01/21	300	318,435
Lane Community College GO, 4.00%, 06/15/21	65	68,203
Marion &Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	78,680
Metro/OR GO, Series A, 5.00%, 06/01/21	200	214,010
Oregon Health &Science University RB, Series A, 5.00%, 07/01/21	320	342,371
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	70,272
Oregon State Lottery RB
4.00%, 04/01/21	160	167,238
Series B, 5.00%, 04/01/21	190	202,164
Series D, 5.00%, 04/01/21 (MORAL OBLG)	95	101,082
Portland Community College District GO, 5.00%, 06/15/21	20	21,414
Salem-Keizer School District No. 24J GO, 0.00%, 06/15/21 (GTD)(a)	100	96,305
State of Oregon Department of Transportation RB
5.00%, 11/15/21	65	70,491
Series A, 5.00%, 11/15/21	105	113,870
Series C, 5.00%, 11/15/21	200	216,896
State of Oregon GO
5.00%, 05/01/21	340	362,634
Series C, 5.00%, 06/01/21	200	213,882
Series H, 5.00%, 05/01/21	80	85,326
Series J, 5.00%, 05/01/21	80	85,326
Series N, 5.00%, 12/01/21	415	450,545
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	161,371
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD)	435	465,554
Series B, 4.00%, 06/15/21	125	131,186
Washington County Clean Water Services RB, 5.00%, 10/01/21	55	59,373

		5,804,272

Pennsylvania — 1.7%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	40	42,498
5.00%, 07/01/21	230	246,079
5.00%, 08/15/21	100	107,376
First Series, 5.00%, 06/01/21	225	240,140
First Series, 5.00%, 06/15/21	200	213,702
First Series, 5.00%, 07/01/21	15	16,049
First Series, 5.00%, 08/15/21	125	134,220
First Series, 5.00%, 11/15/21	475	513,769
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	108,391
Second Series, 5.00%, 01/15/21	400	422,260
Second Series, 5.00%, 07/01/21	75	80,243
Second Series, 5.00%, 10/15/21	60	64,741

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series T, 5.00%, 07/01/21	$180	$192,584
County of Chester PA GO, 5.00%, 11/15/21	30	32,480
Delaware County Authority RB, 5.00%, 08/01/21	40	42,874
Pennsylvania Higher Educational Facilities Authority RB
5.25%, 05/01/41 (PR 05/01/21)	1,000	1,071,260
Series A, 5.00%, 05/01/21 (ETM)	15	15,996
Series AN, 5.00%, 06/15/21	25	26,680
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	18,932
Series A, 5.00%, 12/01/21	320	346,488
Series A, 5.25%, 07/15/21	100	107,787
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	488,880

		4,533,429

Rhode Island — 0.5%
Rhode Island Commerce Corp RB, 5.00%, 06/15/21	55	58,673
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	340	366,364
Rhode Island Infrastructure Bank RB, 5.00%, 10/01/21	90	97,178
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	145	153,005
Series C, 5.00%, 10/01/21	180	194,402
State of Rhode Island GO
5.00%, 05/01/21	100	106,657
Series D, 5.00%, 08/01/21	230	247,105

		1,223,384

South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	130	140,859
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	78,771
County of Charleston SC GO, 5.00%, 11/01/21	155	167,939
Horry County School District/SC GO, 5.00%, 03/01/21	230	244,175
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	70,275
South Carolina Public Service Authority RB
5.00%, 12/01/21	165	177,436
5.00%, 12/01/21 (ETM)	40	43,350
Series B, 4.00%, 12/01/21	55	58,294
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	474,333
Series B, 5.00%, 10/01/21	300	323,409
State of South Carolina GO
Series A, 4.00%, 06/01/21	260	272,748
Series A, 5.00%, 07/01/21 (SAW)	300	321,702

		2,373,291

Tennessee — 2.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	26,467
City of Johnson City TN GO, 5.00%, 06/01/21	200	213,926
City of Memphis TN GO, 5.00%, 06/01/21	500	534,600
County of Montgomery TN GO, 5.00%, 04/01/21	175	186,237
County of Shelby TN GO
5.00%, 03/01/21	200	212,290
Series A, 4.00%, 03/01/21	120	125,218
Series A, 5.00%, 04/01/21	250	266,052
County of Sumner TN GO
5.00%, 06/01/21	125	133,676
5.00%, 12/01/21	70	75,996

Security	Par (000)	Value

Tennessee (continued)
County of Williamson TN GO, Series A, 5.00%, 04/01/21	$500	$532,205
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	358,853
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 07/01/21	405	434,209
Series A, 5.00%, 01/01/21	100	105,592
Series C, 5.00%, 07/01/21	240	257,309
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series A, 5.25%, 01/01/21, (ETM)	50	52,975
State of Tennessee GO
5.00%, 08/01/21	500	537,645
Series A, 5.00%, 08/01/21	305	327,963
Series A, 5.00%, 09/01/21	50	53,901
Series A, 5.00%, 10/01/21	595	643,046
Series B, 5.00%, 08/01/21	250	268,822
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	555	600,760

		5,947,742

Texas — 11.4%
Allen Independent School District GO, 5.00%, 02/15/21	100	105,924
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	245	263,108
Series B, 5.00%, 08/01/21	50	53,661
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	232,993
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	105,815
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/21	50	52,412
Central Texas Turnpike System RB, 0.00%, 08/15/21 (AMBAC)(a)	475	455,943
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	129,950
City of Austin TX GOL
5.00%, 09/01/21	580	624,143
Series A, 4.00%, 09/01/21	30	31,601
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	190	202,890
5.00%, 11/15/21	210	227,304
5.00%, 11/15/21 (ETM)	25	27,098
Series A, 5.00%, 05/15/21	125	133,480
Series A, 5.00%, 11/15/21	25	27,060
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	165,921
Series C, 5.00%, 07/15/21	50	53,523
City of Dallas TX GOL, 5.00%, 02/15/21	160	169,333
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	70,168
Series A, 5.00%, 10/01/21	110	118,746
City of Denton TX GO, 5.00%, 02/15/21	55	58,178
City of Denton TX GOL, 5.00%, 02/15/21	125	132,224
City of El Paso TX GOL, 4.00%, 08/15/21	110	115,480
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	75	79,511
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21	80	84,739
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	85	89,938

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Garland TX GOL, 5.00%, 02/15/21	$115	$121,813
City of Grand Prairie TX GOL, 5.00%, 02/15/21	150	158,996
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	775	828,839
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/21	110	119,150
Series C, 5.00%, 05/15/21	160	170,754
Series D, 5.00%, 11/15/21	245	265,379
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	318,153
City of Lubbock TX GOL
4.00%, 02/15/21	420	437,291
5.00%, 02/15/21	190	201,154
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	312,246
5.00%, 02/01/21	345	365,012
City of San Marcos TX GOL, 5.00%, 08/15/21	40	42,894
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21	100	105,924
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	84,677
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	42,370
County of Denton TX GOL, 5.00%, 07/15/21	125	134,004
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,916
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	59,146
Series A, 5.00%, 10/01/21	75	80,963
Series B, 5.00%, 10/01/21	100	107,951
County of Harris TX RB
5.00%, 08/15/21	145	155,729
Series A, 5.00%, 08/15/21	125	134,249
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	120	125,005
5.00%, 02/15/21	175	185,367
Series A, 5.00%, 02/15/21	280	296,587
Series C, 5.00%, 02/15/21	100	105,924
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	225	243,972
Series B, 5.00%, 12/01/21	55	59,638
Dallas Independent School District GO, 4.00%, 08/15/21	70	73,714
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	162,138
Series F, 5.00%, 11/01/21	180	194,566
Series G, 5.00%, 11/01/21	85	91,878
Denton Independent School District GO, Series A, 5.00%, 08/15/21	100	107,469
DeSoto Independent School District GO, 0.00%, 08/15/21(a)	250	239,445
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21	100	104,171
Fort Bend Independent School District GO, 5.00%, 08/15/21	165	177,363
Fort Worth Independent School District GO, 5.00%, 02/15/21	175	185,367
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	100	107,539
Series A, 4.50%, 08/15/21	20	21,284
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	105,924
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21	55	59,108
Series A, 5.00%, 08/15/21	45	48,267

Security	Par (000)	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	$30	$32,282
Series A, 5.00%, 11/15/21	105	113,189
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	249,472
Harris County Hospital District RB, 5.00%, 02/15/21	100	105,670
Houston Community College System GOL, 5.00%, 02/15/21	230	243,752
Houston Community College System RB, 5.00%, 04/15/21	100	106,530
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	250	264,810
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	275	291,291
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21	285	306,486
Laredo Community College District GOL, 5.00%, 08/01/21	65	69,492
Leander Independent School District GO
0.00%, 08/15/21(a)	675	647,966
Series B, 0.00%, 08/15/21(a)	150	143,829
Series D, 0.00%, 08/15/21(a)	50	47,998
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	161,274
Series B, 4.00%, 08/15/21	285	299,985
Lone Star College System GOL
5.00%, 02/15/21	190	201,394
Series A, 5.00%, 08/15/21	145	155,762
Longview Independent School District GO, 5.00%, 02/15/21	70	74,147
Lower Colorado River Authority RB
5.00%, 05/15/21	215	229,271
Series A, 5.00%, 05/15/21	170	181,285
Series B, 5.00%, 05/15/21	150	159,957
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	64,439
Manor Independent School District GO, 5.00%, 08/01/21	15	16,109
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	156,770
Series B, 5.00%, 11/01/21	230	248,669
Midland Independent School District GO, 5.00%, 02/15/21	50	52,962
North East Independent School District/TX GO, 5.25%, 02/01/21	115	122,160
North Texas Municipal Water District RB, 5.00%, 06/01/21	900	961,463
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	360	387,486
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21)	550	588,527
Series A, 5.00%, 01/01/21	395	416,421
Series A, 5.00%, 09/01/21 (ETM)	20	21,497
Series A, 5.50%, 09/01/36 (PR 09/01/21)	690	749,478
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	859,864
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	166,599
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	290,204
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,620,780
Northside Independent School District GO
5.00%, 08/15/21	265	284,978
Series A, 4.00%, 08/15/21 (PSF)	40	42,122
Northwest Independent School District GO, 5.00%, 02/15/21	40	42,362
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	116,516
Permanent University Fund — Texas A&M University System RB, 5.00%, 07/01/21	130	139,290

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/21	$160	$171,574
Pflugerville Independent School District GO, 5.00%, 02/15/21	50	52,962
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	134,878
Richardson Independent School District GO, 4.00%, 02/15/21	300	312,513
San Antonio Water System RB
5.00%, 05/15/21	210	224,158
Series A, 5.00%, 05/15/21	55	58,708
Series B, 5.00%, 05/15/21	50	53,371
Santa Fe Independent School District/TX GO, 5.00%, 02/15/21 (PSF)	345	365,438
South Texas College GOL, 5.00%, 08/15/21	70	75,195
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	150,889
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21	115	121,667
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	268,847
State of Texas GO
5.00%, 04/01/21	750	797,722
5.00%, 08/01/21	35	37,603
5.00%, 10/01/21	435	469,696
Series C, 5.00%, 08/01/21	20	21,487
Series D, 5.00%, 05/15/21	200	213,360
Series G, 5.00%, 08/01/21	100	107,437
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	97,494
Tarrant Regional Water District RB
5.00%, 03/01/21	120	127,261
6.00%, 09/01/21	250	274,900
Series A, 5.00%, 03/01/21	65	68,933
Texas State University System RB
4.50%, 03/15/21	15	15,769
5.00%, 03/15/21	125	132,699
Series A, 5.00%, 03/15/21	1,000	1,061,590
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	585	631,513
Series A, 5.00%, 04/01/21	680	723,268
Texas Water Development Board RB, Series A, 5.00%, 10/15/21	275	297,280
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	209,412
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	158,886
University of Houston RB, Series A, 5.00%, 02/15/21	150	158,886
University of North Texas System RB
5.00%, 04/15/21	225	239,515
Series A, 5.00%, 04/15/21	40	42,580
University of Texas System (The) RB
Series A, 4.00%, 08/15/21	90	94,775
Series B, 5.00%, 08/15/21	155	166,685
Series C, 5.00%, 08/15/21	280	301,109
Series D, 5.00%, 08/15/21	150	161,308
Series I, 5.00%, 08/15/21	260	279,601

		31,083,986

Utah — 0.9%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	80	85,122
County of Salt Lake UT RB, Series A, 5.00%, 02/01/21	75	79,401

Security	Par (000)	Value

Utah (continued)
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	$100	$105,050
State of Utah GO
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	860	922,685
Series A, 4.00%, 07/01/21	35	36,813
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	101,925
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	429,156
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	187,975
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	380	405,779
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	112,330

		2,466,236

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	613,539

Virginia — 7.0%
City of Alexandria VA, 5.00%, 07/15/21	35	37,632
City of Norfolk VA GO, 5.00%, 08/01/21	40	42,993
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	162,330
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	80,911
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,105,040
Series A, 5.00%, 08/01/21	155	166,741
Series A, 5.00%, 08/15/21	210	226,176
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW)	1,100	1,166,374
County of Chesterfield VA GO, Series B, 5.00%, 01/01/21 (SAW)	200	211,286
County of Fairfax VA GO
5.00%, 10/01/21 (SAW)	350	378,350
5.00%, 10/01/29 (PR 10/01/21) (SAW)	1,100	1,187,923
Series A, 5.00%, 10/01/21	100	108,100
Series A, 5.00%, 10/01/25 (PR 10/01/21)	1,250	1,349,912
Series B, 5.00%, 04/01/21	115	122,452
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	622,369
County of Henrico VA GO, 5.00%, 07/15/21	380	408,314
County of Loudoun VA GO
5.00%, 12/01/21	515	559,382
5.00%, 12/01/21 (SAW)	170	184,651
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	86,361
University of Virginia RB, Series B, 5.00%, 08/01/21	285	306,785
Virginia College Building Authority RB
5.00%, 02/01/21	705	745,742
5.00%, 09/01/21	155	166,944
Series 2, 5.00%, 09/01/21	85	91,550
Series A, 5.00%, 09/01/21	445	479,292
Series E-1, 5.00%, 02/01/21	170	179,824
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	205	217,743
5.00%, 05/15/21	825	880,621
5.00%, 09/15/21	470	506,811
5.00%, 05/15/25 (PR 05/15/21) (SAP)	1,175	1,255,687
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,600	1,709,872
Series B, 5.00%, 09/15/21	75	80,874
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/21	320	343,946
Series B, 5.00%, 08/01/21	270	290,204

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 01/15/21	$125	$132,086
5.00%, 08/01/21	75	80,699
5.00%, 08/01/21 (NPFGC)	185	198,886
5.00%, 08/01/21 (SAW)	100	107,506
5.00%, 11/01/21	405	438,911
Series A, 5.00%, 08/01/21	35	37,619
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	552,573
Series IV, 5.00%, 04/15/21	105	111,815
Virginia Resources Authority RB
5.00%, 10/01/21	200	216,200
5.00%, 11/01/21	380	411,818
Series B, 5.00%, 11/01/21	240	260,095

		19,011,400

Washington — 6.4%
Auburn School District No. 408 of King & Pierce Counties GO, 4.00%, 12/01/21	20	21,204
Central Puget Sound Regional Transit Authority RB
5.00%, 02/01/21	165	174,682
Series S-1, 5.00%, 11/01/21	300	324,735
City of Bellevue WA GOL, 5.00%, 12/01/21	525	569,688
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/21	115	122,362
City of Seattle WA GO, 5.00%, 12/01/21	460	499,519
City of Seattle WA GOL
4.50%, 03/01/21	50	52,614
5.00%, 09/01/21	110	118,556
5.00%, 11/01/21	425	460,368
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	75,428
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	370	398,601
Series A, 5.00%, 02/01/21	100	105,815
Series B, 5.00%, 04/01/21	300	319,089
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	120	127,988
5.00%, 09/01/21	700	754,278
City of Tacoma WA Electric System Revenue RB, Series A, 5.00%, 01/01/21	250	263,770
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	265,658
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/21	205	216,013
County of Clark WA GOL, 5.00%, 12/01/21	50	54,256
County of King WA GO, 5.00%, 12/01/21	125	135,672
County of King WA GOL
5.00%, 01/01/21	50	52,796
5.00%, 06/01/21	80	85,536
5.00%, 07/01/21	160	171,504
5.00%, 12/01/21	175	189,942
Series E, 4.00%, 06/01/21	100	104,882
County of King WA Sewer Revenue RB
5.00%, 07/01/21	100	107,190
5.00%, 01/01/31 (PR 01/01/21)	1,560	1,645,129
5.00%, 01/01/35 (PR 01/01/21)	210	221,815
Series A, 5.00%, 01/01/21	80	84,460
Series B, 4.00%, 01/01/21	150	155,910
Series B, 5.00%, 07/01/21	225	241,177
County of Pierce WA GOL, 5.00%, 08/01/21	115	123,500
County of Snohomish WA GOL, 5.00%, 12/01/21	150	162,648
Energy Northwest RB 5.00%, 07/01/21	75	80,376

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 07/01/21	$1,185	$1,269,941
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21	180	190,742
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	54,177
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21	175	189,989
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	48,578
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	54,269
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	146,954
Series A, 5.00%, 08/01/21	100	107,162
Series A, 5.25%, 07/01/21	160	172,138
Series B, 5.00%, 03/01/21	165	174,738
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	26,814
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	206,435
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21	155	168,234
Snohomish County School District No. 2 Everett GO, 5.00%, 12/01/21	210	227,875
State of Washington COP
5.00%, 07/01/21	525	562,401
Series B, 4.00%, 07/01/21	225	236,266
State of Washington GO
5.00%, 07/01/21	260	278,694
5.00%, 08/01/21	100	107,460
Series 03-C, 0.00%, 06/01/21(a)	115	110,736
Series 2016-A, 5.00%, 07/01/21	215	230,458
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,290,780
Series B, 5.00%, 08/01/21	270	290,142
Series C, 0.00%, 06/01/21(a)	200	192,584
Series C, 5.00%, 06/01/21	100	106,920
Series R, 5.00%, 07/01/21	255	273,334
Series R-2013A, 5.00%, 07/01/21	105	112,549
Series R-2015, 5.00%, 07/01/21	115	123,268
Series R-2015E, 5.00%, 07/01/21	500	535,950
State of Washington RB, 5.00%, 09/01/21	550	591,861
University of Washington RB
5.00%, 07/01/21	465	498,331
Series A, 5.00%, 04/01/21	220	234,084
Series B, 5.00%, 06/01/21	25	26,735
Series C, 5.00%, 07/01/21	55	58,955
Washington State University RB, 5.00%, 04/01/21	95	101,007

		17,487,722

West Virginia — 0.3%
State of West Virginia GO
5.00%, 11/01/21	200	216,594
Series A, 5.00%, 11/01/21	340	368,210
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	175	187,349
West Virginia University RB, Series B, 5.00%, 10/01/21	25	26,951
West Virginia Water Development Authority RB, 5.00%, 07/01/21	100	107,279

		906,383

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 2.1%
City of Milwaukee WI GO
5.00%, 05/01/21	$25	$26,629
Series N-3, 5.00%, 05/15/21	95	101,287
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	162,737
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	55	57,736
Series 1, 5.00%, 06/01/21 (ETM)	100	106,908
Series 2, 5.00%, 06/01/21 (ETM)	30	32,104
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/21	425	454,410
State of Wisconsin GO
5.00%, 05/01/21	255	271,871
Series 1, 5.00%, 05/01/21	635	677,011
Series 1, 5.00%, 11/01/21	345	373,445
Series 2, 4.00%, 11/01/21	335	354,457
Series 2, 5.00%, 05/01/21	45	47,977
Series 2, 5.00%, 11/01/21	265	286,849
Series 3, 5.00%, 11/01/21	605	654,882
Wisconsin Department of Transportation RB
5.00%, 07/01/21	375	401,797
Series 1, 5.00%, 07/01/21	545	583,946
Series 2, 5.00%, 07/01/21	495	530,373
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	52,820

Security	Par/ Shares (000)	Value

Wisconsin (continued)
WPPI Energy RB, Series A, 5.00%, 07/01/21	$385	$412,426

		5,589,665

Total Municipal Debt Obligations — 98.7% (Cost: $268,997,696)		269,028,088

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.94%(d)(e)	362	361,818

Total Short-Term Investments — 0.1% (Cost: $361,818)		361,818

Total Investments in Securities — 98.8% (Cost: $269,359,514)		269,389,906

Other Assets, Less Liabilities — 1.2%		3,280,434

Net Assets — 100.0%		$272,670,340

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	98	264	362	$361,818	$3,756	$44		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$269,028,088	$—	$269,028,088
Money Market Funds	361,818	—	—	361,818

	$361,818	$269,028,088	$—	$269,389,906

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$305	$326,231
5.00%, 09/01/22	25	27,596
5.00%, 09/01/23 (PR 03/01/23)	150	166,525
Series A, 5.00%, 09/01/22	250	277,325
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	98,166
Series B, 5.00%, 01/01/22	570	620,188
Series B, 5.00%, 05/01/22	360	395,550
Series C, 5.00%, 09/01/22	170	188,581
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	200,495
State of Alabama GO, Series A, 5.00%, 08/01/22	690	764,058

		3,064,715

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	155	171,729

Arizona — 3.4%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	115	126,295
Series B, 5.00%, 06/01/22	75	82,367
Series C, 5.00%, 06/01/22	140	153,751
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/34 ( 07/01/23)	1,100	1,215,269
Series A, 5.00%, 07/01/22	745	821,772
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	457,135
Arizona State University RB, Series A, 5.00%, 07/01/22	230	253,851
Arizona Transportation Board RB, 5.00%, 07/01/22	540	596,152
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	195	216,967
Series A, 5.00%, 10/01/22 (ETM)	125	139,108
City of Chandler AZ GOL, 4.00%, 07/01/22	120	128,834
City of Chandler AZ RB, 5.00%, 07/01/22	100	110,370
City of Mesa AZ RB, 5.00%, 07/01/22	250	275,517
City of Phoenix AZ GO, 4.00%, 07/01/22	170	182,572
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	290	311,445
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	595	656,504
Series A, 5.00%, 07/01/22	265	292,565
Series B, 5.00%, 07/01/22	625	690,012
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	237,575
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	59,876
Series C, 4.00%, 07/01/22	105	112,697
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	154,518
Series A, 5.00%, 07/01/22	45	49,667
County of Pima AZ GOL, 4.00%, 07/01/22	115	123,393
County of Pima AZ RB, 5.00%, 07/01/22	110	121,263
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	105	115,922
Maricopa County Community College District GO, 5.00%, 07/01/22	400	441,872
Maricopa County High School District GOL, 5.00%, 07/01/22	250	275,762
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	55,153

Security	Par (000)	Value

Arizona (continued)
Salt River Project Agricultural Improvement & Power District RB
Series A, 5.00%, 01/01/22	$35	$38,092
Series A, 5.00%, 12/01/22	200	223,512
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	364,112
State of Arizona COP, 5.00%, 09/01/22	325	359,632
University of Arizona RB
5.00%, 06/01/22	200	220,214
Series A, 5.00%, 06/01/22	80	88,086

		9,751,832

Arkansas — 0.2%
State of Arkansas GO, 5.00%, 10/01/22	285	316,803
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	150,323

		467,126

California — 7.8%
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	206,166
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	245,032
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	23,493
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	56,673
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	84,655
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	175	191,345
Series A, 5.00%, 10/01/22	165	184,638
Series C, 5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	395,165
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	110,337
Series A, 5.00%, 10/01/22	290	324,617
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	21,337
Series A, 5.00%, 04/01/22	105	114,993
Series B, 5.00%, 10/01/22	310	344,373
Series C, 5.00%, 11/01/22	135	150,322
Series D, 5.00%, 09/01/22	210	232,736
Series D, 5.00%, 09/01/37 (PR 09/01/23)	200	223,624
Series F, 5.00%, 05/01/22	260	285,433
Series G, 5.00%, 11/01/22	95	105,782
Series H, 5.00%, 12/01/22	335	373,887
California State University RB
Series A, 5.00%, 11/01/22	325	364,123
Series C, 5.00%, 11/01/22 (AGM)	30	33,611
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	54,439
Series A, 5.00%, 05/15/22	100	108,879
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	94,766
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	120	133,728
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	45	50,214
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	27,711
City of Los Angeles CA Wastewater System Revenue RB, Series C, 5.00%, 06/01/22	60	66,446

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	$30	$33,282
Series C, 5.00%, 05/15/22	20	22,188
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	89,351
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	27,205
5.00%, 11/01/22	255	286,161
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	95	105,629
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	94,243
County of Los Angeles CA COP, 5.00%, 09/01/22	130	144,837
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	44,603
Dublin Unified School District GO, 5.00%, 08/01/22	200	223,014
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	80	88,722
East Side Union High School District GO, 5.00%, 08/01/22	115	127,729
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	56,655
Evergreen School District GO, 5.00%, 09/01/22	100	111,759
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	20	22,308
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	75,443
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	51,701
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	94,159
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	27,086
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	144,828
Series G, 4.00%, 08/01/22	100	108,243
Series G, 5.00%, 08/01/22	125	139,257
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/22	100	111,090
Series B, 5.00%, 07/01/22	45	50,020
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	56,063
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	28,125
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	50	53,954
Series B, 5.00%, 07/01/22	180	199,784
Series C, 4.00%, 07/01/22	45	48,559
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/22	620	683,687
Series B, 5.00%, 07/01/22	220	242,598
Series B-1, 5.00%, 07/01/22	175	192,976
Series C, 5.00%, 07/01/22	205	226,058
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	23,563
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	172,636
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	104,002
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	55,775
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	150,741

Security	Par (000)	Value

California (continued)
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	$130	$145,696
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	47,091
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	85,698
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	22,009
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	27,719
Poway Unified School District GO, 5.00%, 08/01/22	15	16,670
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	37,576
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/22 (AMBAC)	330	373,131
Sacramento Municipal Utility District RB, 5.00%, 07/01/22	30	33,356
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	290	320,702
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	291,567
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	453,634
Series H-2, 5.00%, 07/01/22	75	83,022
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	83,465
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	105	116,019
Series D, 5.00%, 05/01/22	100	110,494
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	50	55,753
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	55,324
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	118,184
San Mateo County Community College District GO 4.00%, 09/01/22	30	32,565
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	165,268
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	94,334
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	70,170
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/22	110	119,212
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	37,576
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	111,440
Series E, 0.00%, 08/01/22(a)	50	47,243
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	52,001
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	70	66,107
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	47,106
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	128,156
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	44,475
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	105	113,076
Series O, 5.00%, 05/01/22	505	558,621

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	$150	$169,029
Series AS, 5.00%, 12/01/22	75	84,514
Series AW, 5.00%, 12/01/22	15	16,903
Series AX, 5.00%, 12/01/22	100	112,686
State of California GO
4.00%, 02/01/22	30	31,944
5.00%, 02/01/22	150	163,736
5.00%, 03/01/22	30	32,828
5.00%, 04/01/22	600	658,182
5.00%, 05/01/22	365	401,380
5.00%, 08/01/22	280	310,148
5.00%, 09/01/22	2,445	2,714,756
5.00%, 10/01/22	425	473,025
5.00%, 11/01/22	290	323,544
5.00%, 12/01/22	50	55,915
5.25%, 09/01/22	115	128,617
5.25%, 10/01/22	495	555,029
Series A, 5.00%, 09/01/22	105	116,585
Series B, 5.00%, 08/01/22	425	470,760
Series B, 5.00%, 09/01/22	1,200	1,332,396
Torrance Unified School District GO, 5.00%, 08/01/22	40	44,522
University of California RB
Series AO, 4.00%, 05/15/22	20	21,508
Series AO, 5.00%, 05/15/22	170	187,848
Series AR, 4.00%, 05/15/22	50	53,770
Series G, 5.00%, 05/15/22	40	44,175
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	235,760
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	23,509

		22,054,088

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	185	202,172
Series B, 5.00%, 03/01/22	175	191,243
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	250,972
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,052
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	132,760
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	20	22,301
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	150	162,435
Series B, 4.00%, 12/01/28 (PR 12/01/23) (SAW)	1,000	1,083,550
Series B, 5.00%, 12/01/25 (PR 12/01/23) (SAW)	225	251,599
Series B, 5.00%, 12/01/26 (PR 12/01/23) (SAW)	210	234,826
Series B, 5.00%, 12/01/31 (PR 12/01/23) (SAW)	295	329,875
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	83,578
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	83,817
University of Colorado RB
Series A-1, 4.00%, 06/01/22	120	128,612
Series B, 5.00%, 06/01/22	145	159,931

		3,336,723

Security	Par (000)	Value

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB
Series A, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	$350	$385,381
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	345	379,876
Series E, 5.00%, 07/01/22	150	165,261
State of Connecticut GO
Series A, 4.00%, 03/01/22	50	52,836
Series A, 5.00%, 10/15/22	255	280,967
Series C, 5.00%, 06/01/22	70	76,390
Series C, 5.00%, 06/15/22	90	98,315
Series D, 5.00%, 06/15/22	20	21,848
Series D, 5.00%, 08/15/22	190	208,451
Series E, 5.00%, 08/15/22	175	191,994
Series E, 5.00%, 10/15/22	565	622,534
Series F, 4.00%, 11/15/22	675	722,358
Series F, 5.00%, 11/15/22	90	99,376
State of Connecticut Special Tax Revenue RB Series A, 5.00%, 01/01/22	100	108,097
Series A, 5.00%, 08/01/22	50	55,016
Series A, 5.00%, 09/01/22	320	352,893
Series A, 5.00%, 10/01/22	165	182,370
Series B, 5.00%, 08/01/22	135	148,543
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	113,848
Series A, 5.00%, 08/15/22	125	137,348

		4,403,702

Delaware — 0.6%
Delaware Transportation Authority RB
5.00%, 06/01/22	170	186,536
5.00%, 07/01/22	445	491,147
State of Delaware GO
Series B, 5.00%, 07/01/22	175	193,375
Series C, 5.00%, 03/01/22	350	382,994
Series D, 5.00%, 07/01/22	215	237,575
University of Delaware RB, Series A, 5.00%, 11/01/22	105	117,031

		1,608,658

District of Columbia — 1.3%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,215	1,337,800
Series B, 5.00%, 06/01/22	100	110,107
Series D, 5.00%, 06/01/22	200	220,214
Series E, 5.00%, 06/01/22	115	126,623
District of Columbia RB
5.00%, 07/15/22	75	82,327
Series A, 4.00%, 12/01/22	195	210,670
Series A, 5.00%, 12/01/22	300	334,935
Series C, 4.00%, 12/01/22	150	162,054
Series C, 5.00%, 12/01/22	140	156,303
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	100	111,088
Series C, 5.00%, 10/01/22	140	155,523
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	380	422,807
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	137,840

		3,568,291

Florida — 5.2%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	30	33,043

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	$245	$272,426
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	58,926
City of Jacksonville FL RB
5.00%, 10/01/22	330	364,002
Series A, 4.00%, 10/01/22	50	53,633
Series A, 5.00%, 10/01/22	100	110,527
Series C, 5.00%, 10/01/22	100	110,527
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	77,811
City of Tampa FL RB
5.00%, 10/01/22	205	227,587
Series A, 5.00%, 10/01/22	140	155,672
Series B, 5.00%, 10/01/22	75	83,396
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	271,563
Series P-2, 5.00%, 10/01/22	100	110,842
Series Q-1, 5.00%, 10/01/22	50	55,421
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	177,757
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	110,772
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	593,759
County of Miami-Dade FL GO, 5.00%, 07/01/22	100	110,305
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	65	72,025
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	220,397
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	261,057
Series B, 5.25%, 10/01/22 (AGM)	525	588,667
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	212,117
County of Palm Beach FL RB
5.00%, 05/01/22	60	65,962
5.00%, 06/01/22	100	110,202
5.00%, 11/01/22	45	50,205
Series A, 5.00%, 11/01/22	50	55,784
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	32,345
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	88,842
County of Sarasota FL RB, 5.00%, 10/01/22	55	61,118
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/22	630	694,505
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	326,069
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	360,009
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	273,917
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	620	684,294
Series B, 5.00%, 07/01/22	315	347,666
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	253,228
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	87,808
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	155,079

Security	Par (000)	Value

Florida (continued)
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	$65	$71,374
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	45	49,461
Series B, 5.00%, 07/01/22	265	291,272
Orange County School Board COP, Series D, 5.00%, 08/01/22	140	154,465
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	377,699
Series C, 4.00%, 10/01/22	85	91,615
Series C, 5.00%, 10/01/22	190	211,067
Series C, 5.25%, 10/01/22	130	145,489
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	250	277,889
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	302,712
Series B, 5.00%, 07/01/22 (AGM)	185	203,822
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	225	248,173
Series D, 5.00%, 08/01/22	150	165,598
Reedy Creek Improvement District GOL
5.00%, 06/01/22	90	98,982
Series A, 5.00%, 06/01/22	65	71,487
Series B, 4.00%, 06/01/22	160	171,182
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	343,879
Series D, 5.00%, 02/01/22	35	37,949
Series D, 5.00%, 11/01/22	85	94,098
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	142,074
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	315	346,019
Series B, 5.00%, 07/01/22	20	21,970
Series C, 5.00%, 07/01/22	250	274,625
State of Florida GO
Series A, 5.00%, 06/01/22	455	500,987
Series A, 5.00%, 07/01/22	95	104,882
Series B, 5.00%, 06/01/22	450	495,481
Series C, 5.00%, 06/01/22	420	462,449
Series E, 5.00%, 06/01/22	30	33,032
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/22	790	871,410
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	126,652

		14,767,059

Georgia — 1.3%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/22	700	780,458
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	192,465
Series B, 5.00%, 10/01/22 (GTD)	50	55,668
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	70	76,503
Gwinnett County School District GO, 5.00%, 02/01/22	345	376,495
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	148,389
State of Georgia GO
Series A, 5.00%, 02/01/22	100	109,129
Series A-1, 5.00%, 02/01/22	115	125,498
Series C, 4.00%, 09/01/22	180	193,923
Series C, 4.00%, 10/01/22	1,095	1,181,735

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series D, 5.00%, 02/01/22	$190	$207,345
Series E, 5.00%, 12/01/22	250	279,483

		3,727,091

Hawaii — 3.2%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	150	165,434
Series A, 5.00%, 07/01/25 (PR 07/01/23)	1,155	1,275,282
Series A, 5.00%, 07/01/30 (PR 07/01/23)	125	138,018
Series B, 5.00%, 07/01/22	120	132,366
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	635	706,304
Series A, 5.00%, 11/01/22 (ETM)	25	27,781
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,222,440
Series A, 5.00%, 11/01/33 (PR 11/01/23)	1,175	1,305,683
Series B, 5.00%, 10/01/22 (ETM)	125	139,036
Series B, 5.00%, 11/01/22	90	100,377
Series C, 5.00%, 10/01/22	170	189,089
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	160,699
Series B, 5.00%, 09/01/22	170	188,406
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	22,061
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	37,834
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	646,601
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	128,205
Series EF, 5.00%, 11/01/22	220	245,049
Series EP, 5.00%, 08/01/22	140	154,839
Series EZ, 5.00%, 10/01/22	175	194,467
Series FE, 5.00%, 10/01/22	200	222,248
Series FH, 5.00%, 10/01/22	455	505,614
Series FN, 5.00%, 10/01/22	45	50,006
Series FT, 5.00%, 01/01/22	225	244,690

		9,202,529

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	205	225,026
Series A, 5.00%, 07/15/22	150	164,654

		389,680

Illinois — 2.0%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	185	200,533
Series B, 5.00%, 01/01/22	145	157,174
Series C, 5.00%, 01/01/22	230	249,311
Series D, 5.00%, 01/01/22	120	130,075
Illinois Finance Authority RB
5.00%, 07/01/22	55	60,560
5.00%, 10/01/22	25	27,553
Series A, 5.00%, 10/01/22	65	72,139
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	230	256,443
Series D, 5.00%, 01/01/22	125	135,801
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,599
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	61,098
State of Illinois GO
0.00%, 08/01/22(a)	100	89,675
4.00%, 02/01/22	25	25,841

Security	Par (000)	Value

Illinois (continued)
4.00%, 09/01/22	$100	$104,030
5.00%, 02/01/22	545	577,809
5.00%, 05/01/22	360	383,558
Series A, 4.00%, 01/01/22	235	242,677
Series A, 5.00%, 10/01/22	535	574,569
Series A, 5.00%, 12/01/22	500	538,675
Series B, 5.00%, 09/01/22	300	321,675
Series B, 5.00%, 10/01/22	170	182,573
Series D, 5.00%, 11/01/22	700	752,976
State of Illinois RB
5.00%, 06/15/22	195	210,113
Series C, 5.00%, 06/15/22	100	107,750
University of Illinois RB, Series A, 5.00%, 04/01/22	105	114,241

		5,582,448

Indiana — 0.5%
Ball State University RB
5.00%, 07/01/22	45	49,622
Series R, 5.00%, 07/01/22	100	110,272
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	136,482
Series A, 5.00%, 10/01/22	155	171,317
Series A, 5.00%, 12/01/22	210	233,913
Series B, 5.00%, 02/01/22	145	158,320
Indiana University RB, Series A, 5.00%, 06/01/22	225	248,026
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	27,444
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	47,405
Purdue University RB, Series A, 5.00%, 07/01/22	140	154,700

		1,337,501

Iowa — 0.7%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,693
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	137,674
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	225,719
Series E, 5.00%, 06/01/22	195	214,709
Des Moines Independent Community School District RB,
5.00%, 06/01/22 (BAM)	60	65,931
Iowa City Community School District RB, 5.00%, 06/01/22	120	131,483
Iowa Finance Authority RB, 5.00%, 08/01/22	310	343,272
Iowa State Board of Regents RB, 4.00%, 09/01/22	215	231,194
State of Iowa RB, Series A, 5.00%, 06/01/22	570	627,427

		2,004,102

Kansas — 0.5%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	100	110,965
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	800	886,344
Series B, 5.00%, 09/01/22	80	88,635
Series C, 5.00%, 09/01/22	100	110,793
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	137,721

		1,334,458

Kentucky —0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	110,024

Louisiana — 0.7%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	54,311

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	$85	$94,036
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/22	20	21,925
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	74,681
Series A-1, 5.00%, 05/01/22	70	76,739
State of Louisiana GO
Series A, 5.00%, 08/01/22	100	110,299
Series A, 5.00%, 09/01/22	100	110,553
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	204,884
Series B, 5.00%, 08/01/22	50	55,066
Series B, 5.00%, 10/01/22	90	99,726
Series C, 4.00%, 07/15/22	140	149,884
Series C, 5.00%, 07/15/22	100	110,163
Series C, 5.00%, 07/15/25 (PR 07/15/23)	295	326,285
Series C, 5.00%, 07/15/26 (PR 07/15/23)	500	553,025
State of Louisiana RB, Series A, 5.00%, 06/15/22	25	27,445

		2,069,022

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	410	453,546
Series A, 5.00%, 11/01/22	100	111,422
Series B, 5.00%, 11/01/22	55	61,282
Series C, 5.00%, 11/01/22	270	300,839
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	170,973
State of Maine GO, Series B, 5.00%, 06/01/22	110	121,153

		1,219,215

Maryland — 4.0%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	250,223
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	148,823
Series D, 5.00%, 07/01/22	50	55,201
County of Anne Arundel MD GOL, 5.00%, 04/01/22	130	142,450
County of Baltimore MD COP, 5.00%, 10/01/22	60	66,526
County of Baltimore MD GO
5.00%, 02/01/22	150	163,566
Series B, 5.00%, 08/01/22	200	221,266
Series C, 4.00%, 09/01/22	165	177,540
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	40	44,096
County of Charles MD GO, 5.00%, 10/01/22	500	555,970
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	221,332
County of Montgomery MD GO
Series A, 5.00%, 12/01/22	180	201,094
Series B, 5.00%, 12/01/22	120	134,063
Series C, 5.00%, 10/01/22	500	555,970
County of Prince George’s MD COP, 5.00%, 10/15/22	50	55,605
County of Prince George’s MD GOL, Series C, 5.00%, 08/01/22	500	553,330
Maryland Health & Higher Educational Facilities Authority RB,
Series A, 5.00%, 07/01/22	195	214,016
Maryland State Transportation Authority RB, 5.00%, 07/01/22	140	154,563
State of Maryland Department of Transportation RB
5.00%, 09/01/22	375	416,246
5.00%, 10/01/22	250	278,163
State of Maryland GO
First Series C, 4.00%, 08/15/22	210	226,105
Series A, 5.00%, 03/01/22	150	164,010
Series A, 5.00%, 08/01/22	1,085	1,200,726
Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,422,200

Security	Par (000)	Value

Maryland (continued)
Series B, 5.00%, 08/01/22	$1,605	$1,776,189
Series C, 5.00%, 08/01/22	660	730,396
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/22	1,030	1,134,750

		11,264,419

Massachusetts — 3.8%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	480,493
City of Boston MA GO, Series B, 5.00%, 04/01/22	250	275,070
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	280	317,769
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	50	54,953
Series A, 5.00%, 07/01/22	410	452,783
Series B, 5.00%, 08/01/22	270	298,890
Series B, 5.25%, 08/01/22	210	234,125
Series B, 5.25%, 09/01/22 (AGM)	485	542,094
Series C, 5.00%, 04/01/22	190	208,310
Series C, 5.00%, 08/01/22	215	238,005
Series C, 5.00%, 10/01/22	275	305,880
Series C, 5.00%, 07/01/24 (PR 07/01/22)	260	286,822
Series E, 5.00%, 09/01/22	105	116,513
Series E, 5.00%, 09/01/25 (PR 09/01/23)	390	432,295
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,424,358
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	634,837
Series F, 5.00%, 11/01/25 (PR 11/01/22)	100	111,375
Series F, 5.00%, 11/01/26 (PR 11/01/22)	200	222,750
Series H, 5.00%, 12/01/22	1,035	1,156,675
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	40	44,094
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	94,953
Series A, 5.00%, 07/01/22	805	889,525
Series A, 5.25%, 07/01/22	40	44,508
Series B, 5.25%, 07/01/22	290	322,681
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/22	135	149,626
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	23,766
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	110,142
Series A, 5.00%, 07/15/22	200	221,712
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,447
Massachusetts School Building Authority RB, Series A, 5.00%, 08/15/22	665	737,425
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	55,765
Series 2, 5.00%, 11/01/22	120	133,836

		10,643,477

Michigan — 1.5%
Michigan Finance Authority RB
4.00%, 10/01/22	225	243,133
5.00%, 08/01/22	80	88,079
Series B, 5.00%, 10/01/22	435	483,389
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	585	651,000
Series I, 5.00%, 04/15/22	145	159,023
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	268,940
Michigan State University RB, Series A, 5.00%, 08/15/22	270	297,581

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	$90	$99,718
State of Michigan GO
Series A, 5.00%, 12/01/22	420	469,842
Series B, 5.00%, 11/01/22	315	351,549
State of Michigan RB, 5.00%, 03/15/22	95	103,711
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	890	992,083
University of Michigan RB, Series A, 5.00%, 04/01/22	130	142,567

		4,350,615

Minnesota — 1.4%
County of Hennepin MN GO, Series B, 5.00%, 12/01/22	25	27,957
Metropolitan Council GO
Series B, 5.00%, 09/01/22	125	138,534
Series E, 5.00%, 09/01/22	100	110,827
Series I, 4.00%, 03/01/22	400	425,992
Minneapolis-St Paul Metropolitan Airports Commission RB,
Series B, 5.00%, 01/01/22	255	277,106
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	44,253
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	50	54,743
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	47,432
Series A, 5.00%, 01/01/22	45	48,852
State of Minnesota GO
5.00%, 08/01/22	750	829,245
Series A, 5.00%, 08/01/22	275	304,056
Series B, 5.00%, 08/01/22	920	1,017,208
Series F, 5.00%, 10/01/22	290	322,155
State of Minnesota RB, Series A, 5.00%, 06/01/22	115	126,549
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	124,937

		3,899,846

Mississippi — 0.2%
Mississippi Development Bank SO, 5.00%, 01/01/22	45	48,741
State of Mississippi GO
Series C, 5.00%, 10/01/22	70	77,787
Series F, 4.00%, 11/01/22	190	204,864
Series F, 5.25%, 10/01/22	100	111,950
Series H, 5.00%, 12/01/22	100	111,645

		554,987

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	82,678
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	87,949
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	180	197,775
Series B, 5.00%, 05/01/22	295	324,131
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	186,748
Series A, 5.00%, 10/01/22	300	333,264
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,494
Series A, 5.00%, 07/01/22	265	292,653
University of Missouri RB, Series A, 5.00%, 11/01/22	405	451,551

		1,999,243

Security	Par (000)	Value

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	$100	$109,443

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	100	110,896
City of Omaha NE GO, Series B, 5.00%, 11/15/22	370	412,439
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	128,190
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	401,656
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	355	385,775
Series C, 5.00%, 01/01/22	110	119,536
Omaha Public Power District Nebraska City Station Unit 2 RB,
Series A, 5.00%, 02/01/22	135	146,829
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	277,988
Series AA, 5.00%, 02/01/22	55	59,928

		2,043,237

Nevada — 1.9%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	135	149,523
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	180,980
Series B, 5.00%, 06/15/22	230	252,276
Series C, 5.00%, 06/15/22	125	137,106
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	365	403,087
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	120	132,131
Series C, 5.00%, 07/01/22	115	126,625
County of Clark NV GOL
5.00%, 06/01/22	150	165,065
5.00%, 11/01/22	370	411,995
Series A, 5.00%, 07/01/22	85	93,759
Series A, 5.00%, 11/01/22	190	211,565
Series B, 5.00%, 11/01/22	220	244,970
County of Clark NV RB
5.00%, 07/01/22	305	336,132
Series A, 5.00%, 07/01/22	400	440,828
Nevada System of Higher Education RB
4.00%, 07/01/22	50	53,489
Series A, 4.00%, 07/01/22	25	26,745
Series B, 5.00%, 07/01/22	485	533,713
State of Nevada GOL
Series B, 4.00%, 08/01/22	135	145,147
Series C, 5.00%, 08/01/22	130	143,779
Series D1, 5.00%, 03/01/22	585	639,300
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	350	378,763
5.00%, 12/01/22	120	134,018
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/22 (PSF)	165	181,257

		5,522,253

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	100	110,586
Series D, 4.00%, 08/15/22	100	107,602

		218,188

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey —2.6%
Monmouth County Improvement Authority RB, 5.00%, 12/01/22 (GTD)	$100	$111,941
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	162,153
Series A, 4.00%, 07/01/22	150	157,437
Series B, 5.00%, 11/01/22	705	771,672
Series DDD, 5.00%, 06/15/22	100	108,102
Series II, 5.00%, 03/01/22	65	69,798
Series NN, 5.00%, 03/01/22	860	923,485
Series XX, 4.00%, 06/15/22	40	41,920
Series XX, 5.00%, 06/15/22 (SAP)	120	129,722
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	108,102
Series A, 5.00%, 07/01/22	350	387,436
New Jersey Health Care Facilities Financing Authority RB,
Series A, 5.00%, 07/01/22	180	198,256
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	407,033
Series AA, 5.00%, 06/15/22	215	233,230
Series AA, 5.00%, 06/15/22 (SAP)	130	141,023
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,325	2,568,637
Series B, 5.00%, 01/01/22	205	222,546
Series C, 5.00%, 01/01/22	355	385,384
State of New Jersey GO
5.25%, 08/01/22	175	193,172
Series T, 5.00%, 06/01/22	130	141,826

		7,462,875

New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	110,566
County of Santa Fe NM GO, 5.00%, 07/01/22	140	154,563
New Mexico Finance Authority RB
5.00%, 06/15/22	310	341,511
Series D, 5.00%, 06/15/22	100	110,229
State of New Mexico GO, 5.00%, 03/01/22, (ETM)	90	98,329
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	465	512,765
Series B, 4.00%, 07/01/22	175	187,603
Series B, 5.00%, 07/01/22	225	247,453
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	219,960
Series C, 5.00%, 06/01/22	105	115,479

		2,098,458

New York — 8.9%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	326,170
Series A, 5.00%, 08/01/22	1,000	1,105,659
Series B, 5.00%, 08/01/22	500	552,830
Series B-1, 5.00%, 12/01/22	225	251,118
Series C, 5.00%, 08/01/22	1,475	1,630,849
Series D, 5.00%, 08/01/22	145	160,321
Series E, 5.00%, 08/01/22	240	265,358
Series E, 5.25%, 08/01/22	290	322,924
Series G, 5.00%, 08/01/22	100	110,566
Series H, 5.00%, 08/01/22	285	315,113
Series I, 5.00%, 03/01/22	75	81,940
Series I, 5.00%, 08/01/22	210	232,189
Series J, 5.00%, 08/01/22	580	641,283

Security	Par (000)	Value

New York (continued)
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	$120	$131,062
Long Island Power Authority RB
5.00%, 09/01/22	100	110,861
Series B, 5.00%, 09/01/22	170	188,463
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	123,262
Series A-1, 5.00%, 11/15/22	125	138,474
Series A-2, 5.00%, 11/15/22	300	332,337
Series B, 5.00%, 11/15/22	700	775,453
Series B, 5.25%, 11/15/22 (AMBAC)	35	39,071
Series B-2, 5.00%, 11/15/22	555	614,823
Series C, 5.00%, 11/15/22	230	254,792
Series C, 5.00%, 11/15/22 (ETM)	20	22,402
Series D, 5.00%, 11/15/22	45	49,851
Series D-1, 5.00%, 11/01/22	380	420,535
Series E, 5.00%, 11/15/22	25	27,695
Series F, 5.00%, 11/15/22	245	271,409
Series H, 4.00%, 11/15/22	115	123,395
Series H, 4.00%, 11/15/22 (ETM)	40	43,431
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	135,735
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	127,538
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	27,684
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	100	111,530
Series A-1, 5.00%, 08/01/22	200	221,466
Series A-1, 5.00%, 11/01/22	130	144,989
Series B, 5.00%, 11/01/22	275	306,707
Series B-1, 4.00%, 08/01/22	70	75,307
Series B-1, 5.00%, 08/01/22	110	121,806
Series B-1, 5.00%, 11/01/22	110	122,683
Series C, 5.00%, 11/01/22	545	607,838
Series D, 5.00%, 11/01/22	205	228,636
Series E-1, 5.00%, 02/01/22	185	201,889
Series F-1, 5.00%, 02/01/22	200	218,258
New York City Water & Sewer System RB
Series DD, 4.00%, 06/15/22	60	64,567
Series DD, 5.00%, 06/15/22	215	238,033
Series EE, 4.00%, 06/15/22	80	86,064
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	55,233
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	228,364
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	72,569
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	28,051
New York State Dormitory Authority RB
Series A, 0.00%, 05/15/22 (NPFGC)(a)	25	23,675
Series A, 5.00%, 02/15/22	255	278,603
Series A, 5.00%, 03/15/22	405	443,718
Series A, 5.00%, 04/01/22 (SAW)	130	142,489
Series A, 5.00%, 07/01/22	810	893,161
Series A, 5.00%, 10/01/22	50	55,862
Series A, 5.00%, 10/01/22 (SAW)	240	266,778
Series A, 5.50%, 05/15/22 (AMBAC)	100	111,347
Series B, 4.00%, 10/01/22	75	81,331
Series B, 4.00%, 10/01/22 (SAW)	125	134,901

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 03/15/22	$950	$1,040,942
Series D, 5.00%, 02/15/22	1,310	1,431,254
Series E, 5.00%, 02/15/22	100	109,256
Series E, 5.00%, 03/15/22	245	268,336
Series F, 5.00%, 10/01/22 (AGM)	240	266,698
Series H, 5.00%, 10/01/22 (SAW)	100	111,300
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/22	935	1,036,372
Series B, 4.00%, 11/15/22	80	86,986
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	240	263,417
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	145	158,811
Series I, 5.00%, 01/01/22	90	98,024
Series J, 5.00%, 01/01/22	145	157,966
Series K, 4.00%, 01/01/22	180	191,417
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	1,510	1,654,265
Series A-2, 5.50%, 03/15/22 (NPFGC)	45	49,928
Series C, 5.00%, 03/15/22	125	136,942
Series D, 5.00%, 03/15/22	295	323,184
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	308,247
Series 189, 5.00%, 05/01/22	60	66,129
Series 194, 5.00%, 10/15/22	175	195,492
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	450	503,986
State of New York GO, Series A, 5.00%, 03/01/22	100	110,012
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	217,104
Series A, 5.00%, 11/15/22	330	367,851
Series B, 5.00%, 11/15/22	245	274,312
Series B-1, 5.00%, 11/15/22	185	207,169

		25,155,848

North Carolina — 3.6%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	32,125
City of Charlotte NC GO, Series A, 5.00%, 07/01/22	200	221,067
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	54,670
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	277,497
Series B, 4.00%, 04/01/27 (PR 04/01/23)	1,000	1,066,870
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	20	21,550
County of Boncombe NC RB, 5.00%, 06/01/22	20	22,021
County of Buncombe NC GO, 5.00%, 06/01/22	100	110,107
County of Durham NC GO, 5.00%, 10/01/22	360	400,806
County of Forsyth NC GO, 5.00%, 12/01/22	275	307,532
County of Guilford NC GO
Series A, 5.00%, 02/01/22	200	218,258
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,785,240
Series D, 5.00%, 08/01/22	115	127,343
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/22	135	149,942
Series B, 5.00%, 12/01/22	100	111,867
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	188,970
County of New Hanover NC GO, 5.00%, 08/01/22	400	443,200
County of Wake NC GO, Series 2010C, 5.00%, 03/01/22	100	109,398
County of Wake NC RB, Series A, 5.00%, 12/01/22	305	340,743
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	238,310

Security	Par (000)	Value

North Carolina (continued)
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	$75	$81,522
Series E, 5.00%, 01/01/22	120	130,435
State of North Carolina GO
Series A, 5.00%, 06/01/22	500	551,010
Series D, 4.00%, 06/01/22	605	648,608
State of North Carolina RB
5.00%, 03/01/22	185	201,902
Series C, 5.00%, 05/01/22	345	379,279

		10,220,272

Ohio — 3.7%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	54,073
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	100,514
City of Columbus OH GO
5.00%, 02/15/26	1,000	1,108,730
Series 1, 5.00%, 07/01/22	205	226,324
Series A, 5.00%, 08/15/22	335	371,143
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	853,722
City of Columbus OH GOL, 4.00%, 07/01/22	65	69,765
County of Franklin OH GOL, 5.00%, 06/01/22	160	176,222
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	220,278
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	160	178,277
Kent State University RB, Series A, 4.00%, 05/01/22	50	53,284
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	124,937
5.00%, 12/01/22	115	127,967
Series A, 5.00%, 12/01/22	60	66,810
Ohio State University (The) RB, Series D, 5.00%, 12/01/22	505	563,807
Ohio Water Development Authority RB
5.00%, 06/01/22	135	148,730
5.50%, 12/01/22	175	198,606
Series A, 5.00%, 06/01/22	215	236,865
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	430	480,551
Series 2015-A, 5.00%, 06/01/22	110	121,187
Series 2015-A, 5.00%, 12/01/22	200	223,512
Series B, 5.00%, 12/01/22	50	55,878
State of Ohio GO
Series A, 5.00%, 08/01/22	130	143,823
Series A, 5.00%, 09/01/22	225	249,516
Series A, 5.00%, 09/15/22	485	538,437
Series B, 4.00%, 11/01/22	100	108,036
Series B, 5.00%, 08/01/22	315	348,494
Series B, 5.00%, 09/01/22	270	299,419
Series C, 4.25%, 09/15/22	180	195,424
Series C, 5.00%, 08/01/22	90	99,570
Series C, 5.00%, 09/15/22	100	111,018
Series Q, 5.00%, 05/01/22	85	93,446
Series Q, 5.00%, 05/01/26 (PR 05/01/23)	1,225	1,346,789
Series S, 5.00%, 04/01/22	50	54,789
Series T, 5.00%, 11/01/22	160	178,448
Series U, 5.00%, 10/01/22	200	222,318

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
Series A, 5.00%, 04/01/22	$315	$344,698
Series B, 5.00%, 10/01/22	250	277,457

		10,372,864

Oklahoma — 0.6%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	75	80,056
Series A, 5.00%, 06/01/22	280	307,502
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	269,848
Series A, 5.00%, 07/01/22	105	115,649
Series C, 4.00%, 07/01/22	70	74,841
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	132,482
Oklahoma Municipal Power Authority RB, Series B, 5.00%, 01/01/22	105	113,872
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	270	293,406
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	185	202,884
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	120,977

		1,711,517

Oregon — 1.5%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	71,889
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	55,615
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC, GTD)(a)	55	51,940
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	47,292
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	110,294
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	83,762
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	137,753
County of Washington OR GOL, 5.00%, 06/01/22	50	55,085
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	400	440,788
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	85	93,191
Series C, 5.00%, 04/01/22	360	394,693
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	125	137,962
Portland Community College District GO, 5.00%, 06/15/22	395	435,661
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	311,451
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	495	552,321
State of Oregon GO
Series A, 5.00%, 05/01/22	105	115,369
Series A, 5.00%, 08/01/22	50	55,333
Series D, 5.00%, 05/01/22	150	164,812
Series F, 5.00%, 05/01/22	25	27,469
Series I, 5.00%, 08/01/22	255	282,198
Series L, 5.00%, 08/01/22	100	110,666
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	332,997
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	55,083

		4,123,624

Security	Par (000)	Value

Pennsylvania — 1.9%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	$100	$106,585
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	219,700
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	200	220,414
Commonwealth of Pennsylvania GO
First Series, 5.00%, 03/15/22	250	272,925
First Series, 5.00%, 04/01/22	295	322,459
First Series, 5.00%, 06/01/22	360	395,359
First Series, 5.00%, 06/15/22	125	137,426
First Series, 5.00%, 07/01/22	575	632,943
First Series, 5.00%, 09/15/22	320	354,259
Second Series, 5.00%, 01/15/22	345	374,853
Second Series, 5.00%, 08/15/22	130	143,586
Second Series, 5.00%, 09/15/22	100	110,706
Second Series, 5.00%, 10/15/22	100	110,961
Series T, 5.00%, 07/01/22	225	247,673
County of Montgomery GO, 5.00%, 05/01/22	175	192,336
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	50	54,860
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	250	277,632
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	50	53,964
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	221,376
Series A-1, 5.00%, 12/01/22	325	362,008
Series B, 5.00%, 06/01/22	150	163,553
Series B, 5.00%, 12/01/22	120	133,664
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	109,667
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	197,980

		5,416,889

Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	485	531,817
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	885	982,272
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/22	250	277,985
Series B, 5.00%, 10/01/22	550	611,567
Series C, 5.00%, 10/01/22	175	194,589
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	55,194
State of Rhode Island GO, Series A, 5.00%, 05/01/22	75	82,383

		2,735,807

South Carolina — 0.7%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	35	38,259
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	334,161
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	54,458
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	110	117,066
Greenville County School District RB, 5.00%, 12/01/22	130	144,755
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	23,573
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	77,790

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	$195	$214,775
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	515	570,836
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	20	21,366
Series B, 5.00%, 04/01/22 (SAW)	400	438,668
University of South Carolina RB, 5.00%, 05/01/22	35	38,392

		2,074,099

Tennessee — 1.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	40	43,629
County of Hamilton TN GO, Series A, 5.00%, 05/01/22	115	126,462
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	231,090
County of Rutherford TN GO, 5.00%, 04/01/22	265	290,618
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	75	83,158
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	715	789,374
Series A, 5.00%, 01/01/22	215	233,931
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	360	396,364
State of Tennessee GO
Series A, 5.00%, 08/01/22	360	398,639
Series A, 5.00%, 09/01/22	140	155,399
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	32,044
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	194,989
Series A, 5.00%, 11/01/22	100	111,458
Series B, 5.00%, 11/01/22	140	156,041
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	146,997

		3,390,193

Texas — 10.7%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	27,256
Austin Community College District GOL, 5.00%, 08/01/22	35	38,651
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	95	104,278
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	132,638
Series A, 5.00%, 08/01/22	160	176,851
Series B, 5.00%, 08/01/22	75	82,824
Series B, 5.00%, 08/01/22 (PSF)	50	55,266
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	196,349
Series B, 5.00%, 02/15/22 (PSF)	35	38,179
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	136,068
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	53,765
Series A, 5.00%, 01/01/22	10	10,753
Central Texas Turnpike System RB, Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	168,305
City of Arlington TX GOL, 5.00%, 08/15/22	105	116,187
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	255	283,971

Security	Par (000)	Value

Texas (continued)
City of Austin TX GOL
4.50%, 09/01/22	$75	$81,808
5.00%, 09/01/22	290	321,001
Series A, 5.00%, 09/01/22	115	127,294
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	256,045
Series A, 5.00%, 05/15/22	75	82,334
Series A, 5.00%, 11/15/22	605	673,510
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	43,976
City of Carrollton TX GOL, 5.00%, 08/15/22	175	193,585
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	49,559
City of Dallas TX GOL, 5.00%, 02/15/22	190	207,039
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	310	344,373
City of El Paso TX GOL, 5.00%, 08/15/22	105	115,726
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/22	30	32,750
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	92,716
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	452,811
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	125,741
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	137,555
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	412,036
Series C, 5.00%, 05/15/22	300	329,430
Series D, 5.00%, 11/15/22	85	94,687
City of Houston TX GOL, Series A, 5.00%, 03/01/22	290	316,158
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	87,951
City of Lubbock TX GOL, 5.00%, 02/15/22	55	60,027
City of Plano TX GOL
5.00%, 09/01/22	385	426,554
Series A, 5.00%, 09/01/22	125	138,491
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,240	1,350,637
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	43,606
City of San Antonio Texas RB, 5.00%, 02/01/22	125	136,129
Clear Creek Independent School District GO, Series D, 5.00%, 02/15/22 (PSF)	190	207,203
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	110,552
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	108,931
County of Fort Bend TX GO, 5.00%, 03/01/22	175	191,089
County of Harris TX GOL, Series B, 5.00%, 10/01/22	85	94,425
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	215,446
Series B, 5.00%, 08/15/22	135	149,155
County of Tarrant TX GOL, 5.00%, 07/15/22	405	447,092
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	218,222
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	275	306,820
Series B, 4.00%, 12/01/22	125	135,136
Series B, 5.00%, 12/01/22	130	145,042

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	$50	$55,585
Series E, 5.00%, 11/01/22	130	144,521
Series F, 5.00%, 11/01/22	100	111,170
Series G, 5.00%, 11/01/22	25	27,793
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	60	65,432
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	104,993
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	80	88,469
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	140	152,716
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	150	163,625
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	116,237
5.00%, 11/15/22	25	27,668
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	375,649
Houston Community College System GOL, 5.00%, 02/15/22	90	98,123
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	245	267,253
Series A, 5.00%, 02/15/22 (PSF)	50	54,542
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	21,274
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	33,217
Series A, 5.00%, 08/15/22 (PSF)	45	49,825
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	125	138,124
Series A, 5.00%, 02/01/22 (PSF)	150	163,397
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	343,520
Leander Independent School District GO, Series A, 0.00%, 08/15/22 (PSF)(a)	135	127,053
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	469,190
Series A, 4.00%, 08/15/22 (PSF)	100	107,469
Series A, 5.00%, 08/15/22 (PSF)	45	49,794
Lone Star College System GOL
5.00%, 09/15/22	215	238,166
Series B, 5.00%, 02/15/22	135	147,146
Lower Colorado River Authority RB
5.00%, 05/15/22	480	526,492
Series B, 5.00%, 05/15/22	130	142,592
Series D, 5.00%, 05/15/22	50	54,843
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	127,330
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	133,490
Series B, 5.00%, 11/01/22	120	133,490
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	125	138,124
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	22,056
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	60,829
5.25%, 02/01/22 (PSF)	165	180,980

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB
5.00%, 06/01/22	$295	$324,721
6.25%, 06/01/22	85	96,743
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	309,837
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	680	738,758
Series B, 5.00%, 01/01/22	125	135,802
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	360	396,709
5.00%, 08/15/22 (PSF)	345	381,991
Series A, 5.00%, 06/01/22 (PSF)	75	82,556
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	100	109,111
Series A, 5.00%, 02/15/22 (PSF)	200	218,222
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	110,337
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/22	75	82,802
Permanent University Fund RB — Texas A&M University System, 5.00%, 07/01/22	330	364,221
Pflugerville Independent School District GO, 5.00%, 02/15/22 (PSF)	150	163,667
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	65,450
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	155,425
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	610	665,406
5.00%, 08/15/22 (PSF)	100	110,654
San Antonio Water System RB
5.00%, 05/15/22	170	186,677
Series A, 5.00%, 05/15/22	405	444,731
Series B, 5.00%, 05/15/22	200	219,620
San Jacinto College District GOL, 5.00%, 02/15/22	100	108,769
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	60,963
Spring Branch Independent School District GOL, Series B,
5.00%, 02/01/22 (PSF)	240	261,638
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	110,316
5.00%, 08/15/22 (PSF)	250	276,972
State of Texas GO
5.00%, 04/01/22	115	125,876
5.00%, 10/01/22	715	793,779
Series A, 5.00%, 10/01/22	865	960,305
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	116,127
5.00%, 12/01/22	45	50,157
Tarrant Regional Water District RB
5.00%, 03/01/22	265	289,444
5.00%, 09/01/22	125	138,491
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	82,475
Series B, 5.00%, 05/15/22	20	21,987
Series D, 5.00%, 05/15/22	215	236,360
Texas State University System RB
5.00%, 03/15/22	255	278,909
Series A, 5.00%, 03/15/22	455	497,798

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	$815	$905,367
Series A, 5.00%, 04/01/22	335	366,882
Series A, 5.00%, 10/01/22	240	266,611
Texas Water Development Board RB, Series A, 5.00%, 04/15/22	250	274,102
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	90	99,509
Trinity River Authority LLC RB, 5.00%, 02/01/22	135	146,906
University of Houston RB, Series A, 5.00%, 02/15/22	105	114,537
University of North Texas System RB
5.00%, 04/15/22	155	169,803
5.00%, 04/15/22 (ETM)	60	65,696
Series A, 5.00%, 04/15/22	150	164,325
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	460	509,321
Series B, 5.00%, 08/15/22	150	166,083
Series C, 5.00%, 08/15/22	410	453,960
Series E, 5.00%, 08/15/22	130	143,939
Series I, 5.00%, 08/15/22	460	509,321
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	100	94,763
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	177,269

		30,348,360

Utah — 1.1%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	40	44,450
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	130	143,184
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	240	257,515
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	22,059
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	75,520
State of Utah GO, 5.00%, 07/01/22	275	303,787
University of Utah (The) RB
Series A, 5.00%, 08/01/22	300	331,797
Series B, 5.00%, 08/01/22	300	331,797
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	425	466,429
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	808,610
Series A, 5.00%, 06/15/22	105	115,606
Series A, 5.25%, 06/15/22	180	199,892

		3,100,646

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	363,207
Series 5, 5.00%, 12/01/22	60	67,054

		430,261

Virginia — 4.9%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	138,529
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,335,947
Series B, 5.00%, 06/15/22 (SAW)	270	298,401
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	15	16,650
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	285	315,686
Series A, 5.00%, 09/01/22 (SAW)	165	183,148

Security	Par (000)	Value

Virginia (continued)
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	$150	$164,229
Series B, 5.00%, 07/15/22	100	110,691
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	225	248,240
County of Fairfax VA GO
Series A, 5.00%, 10/01/22 (SAW)	410	456,621
Series B, 5.00%, 10/01/22 (SAW)	50	55,686
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	33,055
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	83,845
University of Virginia RB, Series A, 5.00%, 06/01/22	125	137,871
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	50,257
Virginia College Building Authority RB
5.00%, 02/01/22	75	81,720
5.00%, 02/01/23 (PR 02/01/22)	1,000	1,091,570
5.00%, 02/01/25 (PR 02/01/23)	110	120,073
Series 2, 5.00%, 09/01/22	235	260,606
Series A, 5.00%, 02/01/22	200	218,088
Series A, 5.00%, 09/01/22	840	932,865
Series B, 5.00%, 09/01/22	450	500,116
Series D, 5.00%, 02/01/22	90	98,140
Series E-2, 5.00%, 02/01/22	50	54,522
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	445,366
5.00%, 05/15/25 (PR 05/15/23)	1,000	1,100,680
Series A, 4.50%, 03/15/22	450	486,175
Series A, 5.00%, 09/15/25 (PR 03/15/23)	510	558,583
Series B, 5.00%, 05/15/22	175	192,442
Series C, 5.00%, 05/15/22	290	318,904
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	525	580,823
Series B, 5.00%, 08/01/22	320	354,026
Series C, 5.00%, 08/01/22	265	293,177
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	585	647,396
Series A, 5.00%, 08/01/22	50	55,333
Series A, 5.00%, 08/01/22 (SAW)	75	83,000
Series B, 5.00%, 08/01/22	360	398,398
Series B, 5.00%, 08/01/22 (SAW)	235	260,065
Series B, 5.00%, 08/01/22 (ETM)	5	5,512
Virginia Resources Authority RB
5.00%, 10/01/22	40	44,562
5.00%, 11/01/22	500	558,375
5.00%, 11/01/22 (ETM)	10	11,138
Series A, 5.00%, 11/01/22	435	485,787

		13,866,298

Washington — 5.1%
Central Puget Sound Regional Transit Authority RB,
Series S-1, 5.00%, 11/01/22	70	77,995
Central Washington University RB, 5.00%, 05/01/22	50	54,630
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	219,214
5.00%, 05/01/22	360	395,550
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	822,502
Series A, 5.00%, 06/01/22	65	71,631
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	165	182,978
Series A, 5.00%, 01/01/22	115	125,095

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 05/01/22	$75	$82,383
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	280	310,604
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	60	65,234
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	108,723
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	280	312,295
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	146,482
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	167,681
County of King WA GOL
4.00%, 12/01/22	20	21,651
5.00%, 01/01/22	100	108,805
5.00%, 07/01/22	180	198,724
5.25%, 01/01/22	80	87,564
Series C, 5.00%, 12/01/22	65	72,617
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	27,188
Series B, 5.00%, 07/01/22	610	673,257
Series C, 4.00%, 01/01/22	100	106,154
County of Snohomish WA GOL, 5.00%, 12/01/22	140	156,148
Energy Northwest RB, Series A, 5.00%, 07/01/22	810	893,470
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	135,734
King County Rural Library District GO, 4.00%, 12/01/22	250	270,362
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	400	446,876
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	155	173,107
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	320	357,382
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	320	357,146
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	369,277
Series B, 5.00%, 03/01/22	110	119,858
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	75	83,513
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	211,844
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	100	111,719
State of Washington COP
Series A, 5.00%, 07/01/22	125	137,759
Series B, 4.00%, 07/01/22	295	316,057
State of Washington GO
5.00%, 07/01/22	20	22,080
Series 2013A, 5.00%, 08/01/22	245	271,132
Series A, 5.00%, 08/01/22	100	110,666
Series B, 5.00%, 02/01/22	250	272,682
Series B, 5.00%, 07/01/22	355	391,927
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	127,505
Series C, 5.00%, 06/01/22	40	44,056
Series C, 5.00%, 07/01/22	10	11,040
Series D, 5.00%, 02/01/22	120	130,888
Series D, 5.00%, 07/01/22	25	27,601
Series D, 5.25%, 02/01/22	100	109,742
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	60,835
Series F, 5.00%, 07/01/22	50	55,201
Series R-2012C, 4.00%, 07/01/22	390	418,587

Security	Par (000)	Value

Washington (continued)
Series R-2012D, 5.00%, 07/01/22	$45	$49,681
Series R-2015, 5.00%, 07/01/22	425	469,208
Series R-2015E, 5.00%, 07/01/22	150	165,603
Series R-2017A, 5.00%, 08/01/22	200	221,332
Series R-D, 5.00%, 08/01/22	250	276,665
State of Washington RB
Series C, 5.00%, 09/01/22	235	260,201
Series F, 5.00%, 09/01/22	435	481,649
University of Washington RB
5.00%, 04/01/22	165	180,852
Series A, 5.00%, 12/01/22	75	83,734
Series B, 5.00%, 06/01/22	100	110,170
Series C, 5.00%, 12/01/22	595	664,288
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	138,655
Washington State University RB
5.00%, 04/01/22	215	235,206
5.00%, 10/01/22	165	182,889
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	195,444
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	144,850

		14,493,578

West Virginia — 0.3%
State of West Virginia GO, Series A, 5.00%, 11/01/22	550	613,019
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	90	99,069
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	100	110,077

		822,165

Wisconsin — 3.8%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	108,025
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	32,907
Series N2, 5.00%, 05/15/22	75	82,358
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	210	230,891
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	101,065
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	45	48,487
Series A, 5.25%, 10/01/22	105	117,474
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	80,412
Series 1, 5.00%, 06/01/22 (ETM)	125	137,565
State of Wisconsin GO
5.00%, 11/01/22	55	61,243
Series 1, 5.00%, 11/01/22	245	272,807
Series 2, 5.00%, 05/01/22	175	192,118
Series 2, 5.00%, 11/01/22	900	1,002,150
Series 3, 4.00%, 11/01/22	95	102,567
Series 3, 5.00%, 11/01/22	415	462,102
Series D, 5.00%, 05/01/22	105	115,271
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	590	650,799
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	2,790	3,082,364
Series 1, 5.00%, 07/01/28 (PR 01/01/23)	2,000	2,209,580
Series 2, 5.00%, 07/01/22	715	788,680

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	$165	$182,132
Series C, 5.00%, 08/15/22 (ETM)	40	44,214
Series E, 4.00%, 11/15/22	100	107,692
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	506,355

		10,719,258

Total Municipal Debt Obligations — 98.6% (Cost: $278,357,464)		279,318,713

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 1.94%(d)(e)	1,523	1,523,588

Total Short-Term Investments — 0.6% (Cost: $1,523,591)		1,523,588

Total Investments in Securities — 99.2% (Cost: $279,881,055)		280,842,301

Other Assets, Less Liabilities — 0.8%		2,335,827

Net Assets — 100.0%		$283,178,128

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	105	1,418	1,523	$1,523,588	$4,412	$(221)		$(3)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$279,318,713	$—	$279,318,713
Money Market Funds	1,523,588	—	—	1,523,588

	$1,523,588	$279,318,713	$—	$280,842,301

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$200	$228,052
Series A, 5.00%, 09/01/23	70	79,818
Series B, 5.00%, 09/01/23	310	353,481
Alabama Public School & College Authority RB
5.00%, 02/01/23	140	157,028
Series A, 3.00%, 06/01/23	60	63,051
Series B, 5.00%, 01/01/23	175	195,832
City of Huntsville AL GOL, Series D, 5.00%, 05/01/23	115	129,834
State of Alabama GO
5.00%, 11/01/23	690	789,257
Series A, 5.00%, 08/01/23	35	39,790
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	75	84,885
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	153,839

		2,274,867

Alaska — 0.1%
Municipality of Anchorage AK GO, 5.00%, 09/01/23	55	62,615
State of Alaska GO, Series B, 5.00%, 08/01/23	25	28,356
University of Alaska RB, Series S, 4.00%, 10/01/23	20	21,819

		112,790

Arizona — 3.0%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	190	215,861
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	38,995
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	225	255,850
Arizona State University RB
5.00%, 07/01/23	220	249,374
5.00%, 08/01/23	150	170,398
Arizona Transportation Board RB, 5.00%, 07/01/23	450	511,017
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/23	20	22,846
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	39,684
City of Phoenix AZ GO, 4.00%, 07/01/23	165	180,630
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	260	294,954
5.50%, 07/01/23 (NPFGC)	65	75,066
Series A, 5.00%, 07/01/23	310	351,703
Series B, 5.00%, 07/01/23	295	334,899
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	113,525
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/23	100	113,309
County of Pima AZ GOL, 4.00%, 07/01/23	310	338,842
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	175	198,215
Maricopa County Community College District GO, 5.00%, 07/01/23	100	113,395
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	30	34,019
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	44,557
Regional Public Transportation Authority RB, 5.25%, 07/01/23	105	120,117
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	315	352,857
Series A, 5.00%, 01/01/23	180	201,632

Security	Par (000)	Value

Arizona (continued)
State of Arizona COP, 5.00%, 09/01/23	$160	$181,509
University of Arizona RB
5.00%, 06/01/23	175	198,082
5.00%, 08/01/23	55	62,479

		4,813,815

Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23	35	38,584
5.00%, 04/01/23	225	253,717
5.00%, 10/01/23	225	257,121
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	119,615

		669,037

California — 7.9%
Alameda Unified School District-Alameda County/CA GO, 0.00%, 08/01/23 (AGM)(a)	50	46,162
Bay Area Toll Authority RB
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	113,540
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	154,560
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	73,302
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	60	68,203
California Health Facilities Financing Authority RB 5.00%, 11/15/23	25	28,909
Series A, 4.00%, 03/01/23	75	81,514
Series A, 5.00%, 11/15/23	15	17,281
Series B, 5.00%, 11/15/23	110	126,729
California State Public Works Board RB
5.00%, 03/01/23	170	191,051
5.00%, 09/01/23	305	347,367
5.00%, 11/01/23	65	74,350
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	17,295
Series B, 5.00%, 10/01/23	135	154,086
Series D, 5.00%, 09/01/23	390	444,175
Series F, 5.00%, 05/01/23	135	152,414
Series G, 5.00%, 09/01/23	20	22,778
Series I, 5.00%, 11/01/23	75	85,789
California State University RB, Series A, 5.00%, 11/01/23	325	374,647
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	176,749
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	82,599
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/23	50	57,756
Coast Community College District GO, Series A, 5.00%, 08/01/23	40	45,864
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/23	60	68,629
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	138,777
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, 0.00%, 10/01/23 (NPFGC)(a)	195	178,023
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	33,988
Las Virgenes Unified School District GO
0.00%, 09/01/23 (NPFGC)(a)	105	96,902
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	45,972
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	152,795

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	$150	$172,126
Series C, 5.00%, 08/01/23	20	22,950
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/23	70	80,136
Los Angeles Department of Water & Power Power System Revenue RB
5.00%, 07/01/23	100	114,306
Series A, 5.00%, 07/01/23	85	97,160
Series B, 5.00%, 07/01/23	105	120,021
Series D, 4.00%, 07/01/23	150	165,420
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	541,263
Series A, 5.00%, 07/01/23	440	498,749
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,932
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	40	46,110
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	46,435
Palomar Community College District GO, 0.00%, 08/01/23(a)	200	185,192
Rancho Santiago Community College District GO, 4.00%, 09/01/23	20	22,158
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	32,409
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	57,685
San Diego Unified School District/CA GO
0.00%, 07/01/23 (NPFGC)(a)	105	97,142
5.00%, 07/01/23	205	233,613
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/23	50	57,647
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	28,489
San Mateo County Community College District GO, 0.00%, 09/01/23(a)	90	83,345
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	114,606
San Mateo Union High School District GO, 0.00%, 09/01/23 (NPFGC)(a)	20	18,497
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	60	68,566
State of California Department of Water Resources RB
5.00%, 12/01/23	65	75,381
Series AW, 5.00%, 12/01/23	100	115,970
State of California GO
4.00%, 05/01/23	60	65,501
5.00%, 08/01/23	1,970	2,241,368
5.00%, 09/01/23	1,075	1,225,780
5.00%, 10/01/23	500	571,380
5.00%, 11/01/23	250	286,313
5.00%, 12/01/23	90	103,295
University of California RB
5.00%, 05/15/23	60	68,262
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	1,070	1,213,744
Series AR, 4.00%, 05/15/23	200	219,732

		12,765,889

Colorado — 0.4%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	195	223,273
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	140	160,614

Security	Par (000)	Value

Colorado (continued)
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	$120	$108,770
University of Colorado RB, Series A-2, 5.00%, 06/01/23	140	158,761

		651,418

Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority RB, Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	255	285,029
State of Connecticut GO
5.00%, 09/15/23	100	112,521
Series A, 5.00%, 04/15/23	345	384,402
Series A, 5.00%, 10/15/23	335	377,679
Series B, 5.00%, 05/15/23	260	290,280
Series D, 5.00%, 06/15/23	35	39,153
Series E, 5.00%, 09/01/23	10	11,242
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	40	44,430
Series A, 5.00%, 08/01/23	160	180,356
Series A, 5.00%, 10/01/23	375	424,429
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	53,704
Series A, 5.00%, 02/15/23	100	111,039

		2,314,264

Delaware — 0.6%
County of New Castle DE GO, 5.00%, 10/01/23	165	188,630
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	44,655
Delaware Transportation Authority RB, 5.00%, 07/01/23	410	465,100
State of Delaware GO
5.00%, 02/01/23	50	56,159
Series B, 5.00%, 07/01/23	115	130,653
Series C, 5.00%, 03/01/23	120	135,097

		1,020,294

District of Columbia — 0.7%
District of Columbia GO
5.00%, 06/01/23	80	90,586
Series A, 5.00%, 06/01/23	335	379,327
Series B, 5.00%, 06/01/23	125	141,540
District of Columbia RB
5.00%, 07/15/23	20	22,486
Series A, 5.00%, 12/01/23	260	298,157
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	70	79,801
Series C, 5.00%, 10/01/23	45	51,300
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/23	100	113,309

		1,176,506

Florida — 4.2%
City of Jacksonville FL RB
5.00%, 10/01/23	85	96,435
Series C, 5.00%, 10/01/23	100	113,090
City of Orlando FL RB, Series B, 5.00%, 10/01/23	55	62,801
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	39,868
City of Tampa FL RB, 5.00%, 10/01/23	50	56,955
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	20	22,736
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	145	165,168

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL GO
5.00%, 07/01/23	$25	$28,349
Series 2015-D, 5.00%, 07/01/23	120	136,074
Series A, 5.00%, 07/01/23	390	442,241
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	245	277,396
County of Miami-Dade FL Water &Sewer System Revenue RB, 5.00%, 10/01/23	430	490,398
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	30	33,605
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	75	85,775
Florida Department of Environmental Protection RB
5.00%, 07/01/23	240	271,632
Series A, 5.00%, 07/01/23	175	198,065
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	73,893
Florida’s Turnpike Enterprise RB
5.00%, 07/01/23	40	45,393
Series B, 5.00%, 07/01/23	335	380,165
Hillsborough County School Board COP, Series A, 5.00%, 07/01/23	60	67,779
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	191,925
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	92,443
Orange County School Board COP
Series A, 5.00%, 08/01/23	35	39,621
Series D, 5.00%, 08/01/23	25	28,301
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	80	91,310
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	245	279,303
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	70	79,015
Palm Beach County School District COP, Series B, 5.00%, 08/01/23	125	141,724
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,510
Reedy Creek Improvement District GOL
5.00%, 06/01/23	100	113,021
Series A, 5.00%, 06/01/23	60	67,813
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	10	11,131
School Board of Miami-Dade County ( The) GO, 5.00%, 03/15/23	115	129,102
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	304,657
Series B, 5.00%, 07/01/23	160	180,538
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,541
State of Florida GO
5.00%, 06/01/23	445	503,883
5.00%, 07/01/23	100	113,525
Series A, 5.00%, 06/01/23	240	271,757
Series A, 5.00%, 07/01/23	150	170,288
Series B, 5.00%, 06/01/23	100	113,232
Series E, 5.00%, 06/01/23	210	237,787
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	185	209,621
Series B, 5.00%, 07/01/23	315	356,923

Security	Par (000)	Value

Florida (continued)
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	$20	$22,658

		6,882,447

Georgia — 1.2%
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	35	40,108
County of Forsyth GA GO, 5.00%, 03/01/23	40	45,064
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	60	67,838
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	90	101,408
State of Georgia GO
Series A, 5.00%, 07/01/23	750	852,082
Series A-1, 5.00%, 02/01/23	450	505,431
Series C, 5.00%, 07/01/23	75	85,208
Series C-1, 5.00%, 07/01/23	150	170,416
Series D, 5.00%, 02/01/23	125	140,398

		2,007,953

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/23	130	147,413
Series B, 5.00%, 07/01/23	75	85,046
City & County of Honolulu HI GO
4.00%, 10/01/23	100	109,989
5.00%, 09/01/23	310	353,062
Series A, 5.00%, 10/01/23	120	137,076
Series C, 5.00%, 10/01/23	20	22,846
Series E, 4.00%, 09/01/23	40	43,892
County of Hawaii HI GO, 5.00%, 09/01/23	75	85,351
State of Hawaii GO
5.00%, 05/01/23	175	197,573
5.00%, 10/01/23	270	308,173
5.00%, 08/01/30 (PR 08/01/23)	325	368,758
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	590,013
Series EO, 5.00%, 08/01/23 (ETM)	50	56,732
Series EP, 5.00%, 08/01/23	210	238,650
Series EY, 5.00%, 10/01/23	125	142,673
Series FG, 4.00%, 10/01/23	135	148,365
Series FH, 5.00%, 10/01/23	50	57,069
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/23	55	61,464

		3,154,145

Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	75	84,482

Illinois — 2.2%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	53,829
Series B, 5.00%, 01/01/23	150	167,007
Series D, 5.00%, 01/01/23	40	44,535
Illinois Finance Authority RB
5.00%, 01/01/23	200	222,976
5.00%, 07/01/23	200	225,930
5.00%, 12/01/23	155	177,601
State of Illinois GO
5.00%, 02/01/23	120	128,311
5.00%, 05/01/23	405	434,792
5.00%, 06/01/23	90	96,739
5.00%, 07/01/23	170	182,954

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 08/01/23	$100	$107,753
5.00%, 10/01/23	435	469,878
5.00%, 12/01/23	50	54,139
Series A, 5.00%, 04/01/23	175	187,623
Series D, 5.00%, 11/01/23	700	757,064
State of Illinois RB
5.00%, 06/15/23	100	108,923
First Series, 6.00%, 06/15/23 (NPFGC)	45	50,759
Series C, 4.00%, 06/15/23	25	26,262

		3,497,075

Indiana — 0.7%
Indiana Finance Authority RB
5.00%, 02/01/23	60	67,367
Series A, 5.00%, 06/01/23	120	135,828
Series A, 5.00%, 12/01/23	35	39,987
Series B, 5.00%, 02/01/23	55	61,753
Series C, 5.00%, 12/01/23	475	544,711
Indiana University RB
Series A, 5.00%, 06/01/23	70	79,322
Series X, 5.00%, 08/01/23	115	130,892
Purdue University RB
4.00%, 07/01/23	85	93,088
Series BB-1, 5.00%, 07/01/23	20	22,714

		1,175,662

Iowa — 0.4%
County of Polk IA GO, 5.00%, 06/01/23	160	181,442
Iowa City Community School District RB, 5.00%, 06/01/23	55	61,814
Iowa Finance Authority RB, 5.00%, 08/01/23	75	85,398
State of Iowa RB
5.00%, 06/15/23	55	62,248
Series A, 5.00%, 06/01/23	210	237,520

		628,422

Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	141,434
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	30	33,758
Sedgwick County Unified School District No. 259 Wichita GO, 4.00%, 10/01/23	20	21,953
State of Kansas Department of Transportation RB
5.00%, 09/01/23	175	199,152
Series A, 5.00%, 09/01/23	225	256,052
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	113,204

		765,553

Louisiana — 0.3%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	28,135
State of Louisiana GO
4.00%, 09/01/23	75	82,001
Series A, 5.00%, 02/01/23	135	150,898
Series A, 5.00%, 04/01/23	35	39,297
Series C, 5.00%, 08/01/23	205	232,158

		532,489

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	245	278,374
Series A, 5.00%, 11/01/23	105	120,055
Series C, 5.00%, 11/01/23	75	85,753
Maine Turnpike Authority RB, 5.00%, 07/01/23	25	28,338

Security	Par (000)	Value

Maine (continued)
State of Maine GO, Series B, 5.00%, 06/01/23	$125	$141,488

		654,008

Maryland — 3.4%
City of Baltimore MD GO, 5.00%, 10/15/23	200	228,414
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	120	135,971
County of Anne Arundel MD GOL, 5.00%, 04/01/23	55	61,975
County of Baltimore MD GO, 5.00%, 02/01/23	250	280,505
County of Charles MD GO
5.00%, 10/01/23	100	114,276
5.00%, 11/01/23	10	11,453
County of Frederick MD GO, Series A, 5.00%, 08/01/23	205	233,239
County of Montgomery MD GO
5.00%, 11/01/23	90	103,072
Series B, 5.00%, 12/01/23	250	286,930
Series C, 5.00%, 10/01/23	120	137,131
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,483
County of Prince George’s MD GO, 5.00%, 09/15/23	100	114,142
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	302,239
5.00%, 09/01/23	180	205,328
5.00%, 10/01/23	750	857,407
State of Maryland GO
5.00%, 08/01/23	90	102,397
First Series, 5.00%, 06/01/23	505	572,034
Series A, 5.00%, 03/01/23	250	281,255
Series A, 5.00%, 08/01/23	250	284,437
Series B, 4.00%, 08/01/23	355	388,934
Series C, 5.00%, 08/01/23	410	466,478
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	25	27,305
5.00%, 06/01/23	280	317,287

		5,540,692

Massachusetts — 2.5%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	340	385,241
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	584,845
Commonwealth of Massachusetts GOL
5.00%, 01/01/23	45	50,391
5.00%, 10/01/23	65	74,279
Series A, 5.00%, 03/01/23	210	236,254
Series A, 5.00%, 05/01/23	105	118,674
Series A, 5.00%, 07/01/23	110	124,878
Series B, 5.00%, 07/01/23	300	340,575
Series B, 5.25%, 08/01/23	70	80,358
Series D, 5.00%, 07/01/23	205	232,726
Series E, 5.00%, 11/01/23	625	715,781
Series H, 5.00%, 12/01/23	55	63,125
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	20	22,680
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/23	100	113,655
Series A, 5.00%, 07/01/23	50	56,828
Series B, 5.25%, 07/01/23	190	217,850
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	95	108,254
Massachusetts Department of Transportation RB, 0.00%, 01/01/23 (NPFGC)(a)	85	79,084

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	$210	$237,770
Series A, 5.00%, 11/15/23 (ETM)	45	51,499
Series C, 4.00%, 08/15/23 (ETM)	15	16,433
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	125	136,206
Massachusetts Water Resources Authority RB, Series A, 5.00%, 08/01/23	50	57,020

		4,104,406

Michigan — 1.3%
Great Lakes Water Authority Water Supply System Revenue RB, 5.00%, 07/01/23	250	281,340
Michigan Finance Authority RB, 5.00%, 11/15/23	50	56,688
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	290	326,888
Series I, 5.00%, 10/15/23	80	91,292
State of Michigan GO
5.00%, 11/01/23	20	22,933
Series A, 5.00%, 05/01/23	35	39,616
Series A, 5.00%, 12/01/23	140	160,881
State of Michigan RB, 5.00%, 03/15/23	245	274,753
University of Michigan RB, Series A, 5.00%, 04/01/23	700	789,621
Wayne County Airport Authority RB, 5.00%, 12/01/23	70	79,709

		2,123,721

Minnesota — 1.2%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,610
County of Hennepin MN GO, 5.00%, 12/01/23	95	109,078
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	95,174
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	34,050
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	225	253,575
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	128,211
State of Minnesota GO
5.00%, 10/01/23	50	57,069
Series A, 5.00%, 08/01/23	220	250,015
Series B, 5.00%, 08/01/23	260	295,472
Series D, 5.00%, 08/01/23	200	227,286
State of Minnesota RB, Series A, 5.00%, 06/01/23	400	452,420

		1,930,960

Mississippi — 0.1%
State of Mississippi GO, 5.25%, 10/01/23	200	230,304

Missouri — 1.0%
City of Kansas City MO GO, 5.00%, 02/01/23	500	560,815
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/25 (PR 05/01/23)	150	169,546
Missouri Highway & Transportation Commission RB 5.00%, 02/01/23	190	213,258
Series A, 4.00%, 05/01/23	100	109,168
Series A, 5.00%, 05/01/23	120	135,628
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	100	113,955
Series A, 4.00%, 04/01/23	195	212,057

Security	Par (000)	Value

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/23	$50	$56,762
Series B, 5.00%, 01/01/23	50	55,990

		1,627,179

Nebraska — 0.2%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	50	55,819
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	225	252,367

		308,186

Nevada — 2.3%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	70	79,055
Clark County School District GOL
Series A, 5.00%, 06/15/23	165	185,482
Series B, 5.00%, 06/15/23	135	151,758
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	150	170,223
County of Clark NV GOL
5.00%, 06/01/23	75	84,860
5.00%, 11/01/23	590	674,871
County of Clark NV RB, 5.00%, 07/01/23	510	577,657
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/23	125	141,381
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	45,014
Nevada System of Higher Education RB
5.00%, 07/01/23	100	113,008
Series A, 5.00%, 07/01/23	150	169,512
State of Nevada GOL
5.00%, 04/01/23	125	140,801
Series D-1, 5.00%, 03/01/23	135	151,717
Series H-1, 5.00%, 06/01/23	210	237,609
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	355	406,763
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	260,710
Washoe County School District/NV GOL
5.00%, 06/01/23 (PSF)	190	214,259
Series F, 5.00%, 06/01/23	15	16,871

		3,821,551

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	141,529
New Hampshire Municipal Bond Bank RB, Series E, 5.00%, 08/15/23	125	142,031
State of New Hampshire GO, Series A, 5.00%, 03/01/23	50	56,231

		339,791

New Jersey — 1.6%
Monmouth County Improvement Authority RB, Series B, 5.00%, 12/01/23 (GTD)	150	172,373
New Jersey Economic Development Authority RB
5.00%, 06/15/23	50	55,016
Series B, 5.00%, 11/01/23 (SAP)	140	156,528
Series DDD, 5.00%, 06/15/23	100	110,032
Series NN, 5.00%, 03/01/23	425	464,865
Series XX, 5.00%, 06/15/23 (SAP)	305	335,598
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	82,460
5.00%, 06/15/23	75	82,524
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/23	50	55,451

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 06/15/23	$295	$327,040
Series AA, 5.00%, 06/15/23	230	255,075
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	11,205
Series B, 5.00%, 01/01/23	165	184,204
Series C, 5.00%, 01/01/23	170	189,786
State of New Jersey GO
5.00%, 06/01/23	65	72,591
Series T, 5.00%, 06/01/23	100	111,679

		2,666,427

New Mexico — 0.7%
County of Santa Fe NM GO, 5.00%, 07/01/23	95	107,684
County of Santa Fe NM RB, 5.00%, 06/01/23	185	208,932
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	90	101,794
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	75	84,885
Series A, 5.00%, 07/01/23	155	175,429
Series B, 4.00%, 07/01/23	210	229,272
Series B, 5.00%, 07/01/23	40	45,100
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	100	112,894
Series C, 5.00%, 06/01/23	100	112,894

		1,178,884

New York — 8.3%
City of New York NY GO
5.00%, 03/01/23	50	56,152
5.00%, 08/01/23	70	79,488
Series 2015-1, 5.00%, 08/01/23	375	425,831
Series A, 4.00%, 08/01/23	50	54,694
Series C, 5.00%, 08/01/23	1,260	1,430,792
Series D-1, 5.00%, 08/01/23	50	56,778
Series E, 5.00%, 08/01/23	110	124,911
Series G, 5.00%, 08/01/23	500	567,775
Series I, 5.00%, 08/01/23	125	141,944
Series J, 5.00%, 08/01/23	505	573,453
Metropolitan Transportation Authority RB
5.00%, 11/15/23	400	453,684
Series A, 5.00%, 11/15/23	10	11,516
Series A-1, 5.00%, 11/15/23	25	28,367
Series A2, 5.00%, 11/15/23	195	221,263
Series B, 5.00%, 11/15/23	505	573,013
Series B-3, 5.00%, 11/15/23	55	62,407
Series C-1, 5.00%, 11/15/23	215	243,956
Series F, 5.00%, 11/15/23	140	158,855
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	185	210,247
Series S-2, 5.00%, 07/15/23 (SAW)	100	113,647
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/23	200	224,636
5.00%, 11/01/23	225	257,893
Series A, 5.00%, 08/01/23	150	170,796
Series A-1, 4.00%, 08/01/23	125	137,219
Series A-1, 5.00%, 08/01/23	140	159,410
Series B-1, 4.00%, 08/01/23	100	109,775
Series C, 5.00%, 11/01/23	160	183,390
Series E-1, 5.00%, 02/01/23	25	28,080
Sub-Series C, 5.00%, 11/01/23	155	177,659

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	$250	$284,977
Series DD, 5.00%, 06/15/23	75	85,493
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	28,554
Series B, 5.00%, 11/15/23	20	22,656
New York State Dormitory Authority RB
4.00%, 10/01/23 (SAW)	240	263,652
5.00%, 02/15/23	225	252,994
Series A, 5.00%, 02/15/23	175	196,774
Series A, 5.00%, 03/15/23	560	632,050
Series A, 5.00%, 07/01/23	60	67,960
Series A, 5.00%, 10/01/23 (AGM)	65	74,279
Series A, 5.00%, 10/01/23 (SAW)	150	171,207
Series A, 5.50%, 05/15/23 (NPFGC)	165	190,032
Series B, 5.00%, 07/01/23	265	300,841
Series C, 5.00%, 03/15/23	635	716,699
Series D, 5.00%, 02/15/23	280	314,838
Series E, 5.00%, 02/15/23	125	140,553
Series E, 5.00%, 03/15/23	125	140,881
Series E, 5.00%, 10/01/23 (SAW)	50	57,069
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/23	210	239,562
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	100	112,246
Series L, 5.00%, 01/01/23	260	291,840
New York State Urban Development Corp. RB
5.00%, 03/15/23	315	355,273
Series A, 5.00%, 03/15/23	470	530,089
Series D, 5.00%, 03/15/23	430	484,975
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	100	114,211
5.00%, 10/15/23	55	63,247
5.00%, 12/01/23	25	28,848
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	90	103,538
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	75	86,264
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	113,288

		13,502,521

North Carolina — 1.0%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	56,679
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	45,814
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,621
County of Buncombe NC RB, 5.00%, 06/01/23	120	135,878
County of Forsyth NC GO, 5.00%, 12/01/23	130	149,389
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	28,741
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	105	119,893
County of Wake NC RB, Series A, 5.00%, 12/01/23	125	143,405
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,953
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	122,970
Series E, 5.00%, 01/01/23	10	11,179
State of North Carolina GO
5.00%, 06/01/23	65	73,656
Series A, 5.00%, 06/01/23	100	113,317

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/23	$260	$291,476
Series A, 5.00%, 05/01/23	175	197,864
Series C, 5.00%, 05/01/23	100	113,065

		1,642,900

North Dakota — 0.1%
North Dakota Public Finance Authority RB, 5.00%, 10/01/23	85	97,096

Ohio — 3.7%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	45,870
City of Columbus OH GO
4.00%, 04/01/23	500	544,925
5.00%, 02/15/23	230	258,433
Series 1, 5.00%, 07/01/23	50	56,762
Series 5, 5.00%, 08/15/23	165	187,922
Series A, 4.00%, 07/01/23	25	27,379
Series A, 5.00%, 08/15/23	70	79,724
City of Columbus OH GOL, 5.00%, 08/15/23	45	51,251
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	130	148,585
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	22,907
Miami University/Oxford OH RB, 5.00%, 09/01/23	75	85,249
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	515	581,662
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	90	102,852
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/23	270	302,532
Ohio University RB, Series A, 5.00%, 12/01/23	100	113,823
Ohio Water Development Authority RB
5.00%, 12/01/23	300	344,457
Series A, 5.00%, 06/01/23	190	215,302
Series B, 5.00%, 12/01/23	105	120,560
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	50	57,409
Series 2015A, 5.00%, 12/01/23	120	137,783
State of Ohio GO
4.00%, 09/01/23	200	219,458
5.00%, 03/01/23	30	33,715
5.00%, 05/01/23	840	948,972
5.00%, 09/15/23	130	148,208
Series A, 5.00%, 09/15/23	140	159,608
Series B, 5.00%, 08/01/23	185	210,240
Series C, 5.00%, 11/01/23	75	85,789
Series S, 5.00%, 04/01/23	15	16,896
Series S, 5.00%, 05/01/23	85	96,070
Series T, 5.00%, 11/01/23	95	108,799
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	130,975
State of Ohio RB
Series A, 5.00%, 02/01/23	100	111,931
Series C, 5.00%, 12/01/23	200	228,782

		5,984,830

Oklahoma — 1.1%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	241,451
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	325	366,632
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	55	62,334

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Capitol Improvement Authority RB
5.00%, 01/01/23	$45	$50,221
5.00%, 07/01/23	200	226,016
Series A, 5.00%, 07/01/23	115	129,959
Series B, 5.00%, 07/01/23	130	146,910
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	135	153,259
Oklahoma Turnpike Authority RB, 4.00%, 01/01/23	130	140,486
Oklahoma Water Resources Board RB
5.00%, 04/01/23	220	248,079
Series A, 5.00%, 04/01/23	55	62,020

		1,827,367

Oregon — 1.8%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/23	55	62,504
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	102,848
Series B, 5.00%, 10/01/23	45	51,383
City of Salem OR GO, 5.00%, 06/01/23	100	113,190
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	84,860
Oregon State Business Development Commission RB, 2.40%, 12/01/40 (Put 08/14/23)(b)(c)	350	355,421
Oregon State Lottery RB
5.00%, 04/01/23	140	157,924
Series B, 5.00%, 04/01/23	85	95,883
Series C, 5.00%, 04/01/23	85	95,883
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	197,764
Salem-Keizer School District No. 24J GO, 0.00%, 06/15/23 (GTD)(a)	150	138,613
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/23	450	515,669
State of Oregon GO
5.00%, 05/01/23	495	559,464
Series A, 5.00%, 08/01/23	50	56,888
Series C, 5.00%, 06/01/23	75	84,955
Series F, 5.00%, 05/01/23	100	113,023
Series G, 5.00%, 11/01/23	45	51,536
Series O, 5.00%, 08/01/23	20	22,755
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 09/01/23	20	22,814

		2,883,377

Pennsylvania — 2.1%
Commonwealth of Pennsylvania GO
5.00%, 02/01/23	85	95,076
5.00%, 09/15/23	300	341,067
First Series, 5.00%, 01/01/23	300	334,806
First Series, 5.00%, 03/15/23	115	129,056
First Series, 5.00%, 04/01/23	100	112,358
First Series, 5.00%, 06/15/23	85	96,020
First Series, 5.00%, 08/15/23	465	527,533
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	394,685
Second Series, 5.00%, 10/15/23	445	506,989
Delaware County Authority RB
5.00%, 08/01/23	45	50,962
5.00%, 12/01/23	75	85,722

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	$330	$376,864
Series A, 5.25%, 07/15/23 (AGM)	110	125,974
Series B, 5.00%, 12/01/23	35	39,460
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	135,170

		3,351,742

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	330	370,405
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	165	188,217
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/23	475	542,374
State of Rhode Island COP, 5.00%, 10/01/23	145	163,981

		1,264,977

South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	60	68,607
State of South Carolina GO, 5.00%, 08/01/23 (SAW)	105	119,557

		188,164

Tennessee — 2.7%
City of Memphis TN GO, Series A, 5.00%, 11/01/23	100	114,432
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	164,126
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	85	96,176
County of Knox TN GO, 5.00%, 06/01/23	130	147,091
County of Shelby TN GO, Series A, 5.00%, 03/01/23	160	179,939
County of Williamson TN GO, 5.00%, 04/01/23	70	78,991
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	75	84,761
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	490	556,062
Series A, 5.00%, 07/01/23	65	73,763
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	27,965
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,398,262
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/23	170	192,698
State of Tennessee GO
5.00%, 08/01/23	145	165,103
5.00%, 09/01/23	250	285,290
Series A, 5.00%, 08/01/23	345	392,831
Tennessee State School Bond Authority RB, 5.00%, 11/01/23	435	497,780

		4,455,270

Texas — 13.8%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	196,222
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	252,110
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	110	123,383
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	431,993
Austin Community College District GOL, 5.00%, 08/01/23	215	243,764
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	50	56,209
Austin Independent School District GO
Series B, 5.00%, 08/01/23	325	368,482
Series B, 5.00%, 08/01/23 (PSF)	50	56,777

Security	Par (000)	Value

Texas (continued)
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	$45	$50,457
Series B, 5.00%, 02/15/23 (PSF)	40	44,851
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	230	249,403
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	110,178
Central Texas Turnpike System RB
0.00%, 08/15/23 (AMBAC)(a)	250	227,810
5.00%, 08/15/23	25	28,086
City of Austin TX GOL, 5.00%, 09/01/23	95	107,983
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	135	152,288
5.00%, 11/15/23	135	154,255
Series A, 5.00%, 11/15/23	125	142,829
City of Austin/TX GOL, 5.00%, 09/01/23	100	113,666
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	70	78,489
City of Garland TX GOL, 5.00%, 02/15/23	165	184,881
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	225	257,127
Series C, 5.00%, 05/15/23	205	231,166
Series D, 5.00%, 11/15/23	25	28,577
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	111,869
City of Lubbock TX GOL, 5.00%, 02/15/23	60	67,253
City of Plano TX GOL, 5.00%, 09/01/23	80	91,005
City of Round Rock TX GOL, 5.00%, 08/15/23	55	62,445
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	190	212,595
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	280	313,298
City of San Antonio TX GOL, 5.00%, 02/01/23	400	448,188
City of Waco TX GOL, 5.00%, 02/01/23	20	22,371
Conroe Independent School District GO, 5.00%, 02/15/23 (PSF)	225	252,374
County of Bexar TX GOL, 5.00%, 06/15/23	170	192,474
County of Harris TX RB, 5.00%, 08/15/23	220	249,585
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	615,028
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/23 (PSF)	245	274,905
Dallas Area Rapid Transit RB, 5.00%, 12/01/23	200	229,068
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	182,346
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	113,581
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	119,260
Frisco Independent School District GO, 5.00%, 08/15/23 (PSF)	20	22,752
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	1,008,081
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	160	181,517
Houston Community College System GOL, 5.00%, 02/15/23	270	302,427
Houston Independent School District GOL, 5.00%, 02/15/23 (PSF)	185	207,581
Humble Independent School District GO, 5.00%, 02/15/23 (PSF)	50	56,083

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	$75	$84,095
Series A, 5.00%, 02/15/23 (PSF)	310	347,594
Keller Independent School District/TX GO, 5.00%, 02/15/23 (PSF)	50	56,122
Killeen Independent School District GO, 5.00%, 02/15/23	180	201,971
Klein Independent School District GO, 5.00%, 08/01/23 (PSF)	120	136,055
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	28,345
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	90	82,885
5.00%, 08/15/23 (PSF)	20	22,672
Series B, 5.00%, 08/15/23	20	22,645
Series D, 0.00%, 08/15/23 (PSF)(a)	60	55,257
Lewisville Independent School District GO
5.00%, 08/15/23	225	255,656
5.00%, 08/15/23 (PSF)	390	443,485
Series A, 4.00%, 08/15/23 (PSF)	15	16,439
Lone Star College System GOL, Series B, 5.00%, 02/15/23	200	224,098
Lower Colorado River Authority RB
5.00%, 05/15/23	185	208,460
Series B, 5.00%, 05/15/23	355	400,018
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	113,423
Metropolitan Transit Authority of Harris County RB, 5.00%, 11/01/23	270	308,337
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	225	255,400
5.25%, 02/01/23 (PSF)	145	163,722
North Texas Municipal Water District RB
5.00%, 06/01/23	240	271,098
6.25%, 06/01/23	75	88,480
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	295	335,185
North Texas Tollway Authority RB
5.00%, 01/01/23	310	346,081
Series A, 5.00%, 01/01/23	320	357,245
Series B, 5.00%, 01/01/23	280	312,273
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	121,248
5.00%, 06/15/23 (PSF)	25	28,294
Northwest Independent School District GO
5.00%, 02/15/23 (PSF)	120	134,599
Series A, 5.00%, 02/15/23 (PSF)	200	224,332
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	45	50,440
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/23	300	339,798
Series A, 5.25%, 07/01/23	140	159,974
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/23	25	28,370
Series B, 5.00%, 07/01/23	115	130,305
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	340	381,232
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	195,813
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	35	39,744
San Angelo Independent School District GO, 5.00%, 02/15/23 (PSF)	190	212,745

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB
5.00%, 05/15/23	$65	$73,297
Series A, 5.00%, 05/15/23	45	50,744
Series B, 5.00%, 05/15/23	30	33,829
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	113,727
Spring Branch Independent School District GOL, 5.00%, 02/01/23 (PSF)	60	67,298
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	165	187,775
State of Texas GO
5.00%, 04/01/23	150	168,780
5.00%, 08/01/23	100	113,511
5.00%, 10/01/23	430	490,204
Series A, 5.00%, 10/01/23	215	245,102
Series B-1, 5.00%, 08/01/23	45	51,080
State of Texas GOL, 5.00%, 08/01/23	175	198,644
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	112,785
5.00%, 12/01/23	40	45,643
Tarrant Regional Water District RB
5.00%, 03/01/23	295	331,294
Series A, 5.00%, 03/01/23	145	162,839
Texas A&M University RB
Series B, 5.00%, 05/15/23	100	112,890
Series D, 5.00%, 05/15/23	35	39,511
Series E, 5.00%, 05/15/23	35	39,511
Texas State Technical College RB, 5.00%, 10/15/23	20	22,814
Texas State University System RB
5.00%, 03/15/23	615	691,703
Series A, 5.00%, 03/15/23	35	39,362
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	380	433,550
Series A, 5.00%, 04/01/23	135	152,010
Texas Water Development Board RB
5.00%, 04/15/23	350	394,380
5.00%, 10/15/23	200	228,322
Trinity River Authority LLC RB, 5.00%, 02/01/23	135	150,898
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,351
University of Houston RB, 4.00%, 02/15/23	50	54,084
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	112,475
University of Texas System (The) RB
5.00%, 08/15/23	460	523,494
Series A, 5.00%, 08/15/23	120	136,564
Series C, 5.00%, 08/15/23	100	113,803
Series H, 5.00%, 08/15/23	25	28,451
Series I, 5.00%, 08/15/23	100	113,803
Series J, 5.00%, 08/15/23	100	113,803

		22,387,338

Utah — 3.6%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	270	303,866
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	85	96,978
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	112,202
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,993,145
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	186,833
Intermountain Power Agency RB, 5.00%, 07/01/23	40	45,186

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	$75	$85,638
University of Utah (The) RB
5.00%, 08/01/23	130	147,736
5.00%, 08/01/27 (PR 08/01/23)	1,075	1,220,684
5.00%, 08/01/28 (PR 08/01/23)	565	641,569
Series A, 5.00%, 08/01/23 (SAP)	225	255,697
Series B, 5.00%, 08/01/23	175	198,875
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	338,292
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	50	56,717
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	123,752

		5,807,170

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	113,937
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	28,397
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,693

		171,027

Virginia — 5.9%
City of Hampton VA GO, 5.00%, 09/01/23 (SAW)	10	11,398
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	68,291
City of Norfolk VA GO, 5.00%, 08/01/23 (SAW)	125	142,113
Commonwealth of Virginia GO
4.00%, 06/01/23	500	547,955
Series B, 5.00%, 06/01/23	100	113,529
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	80,266
County of Fairfax VA GO
5.00%, 10/01/23 (SAW)	215	245,889
Series A, 5.00%, 10/01/23 (SAW)	700	800,569
Series B, 5.00%, 04/01/23 (SAW)	25	28,211
County of Loudoun VA GO
5.00%, 12/01/23 (SAW)	300	344,601
Series A, 5.00%, 12/01/23	75	86,150
Series A, 5.00%, 12/01/23 (SAW)	35	40,203
County of Prince William VA COP, 5.00%, 10/01/23	100	113,772
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	113,996
Fairfax County Water Authority RB, 5.00%, 04/01/23	290	327,955
Hampton Roads Sanitation District RB, 5.00%, 07/01/23	500	567,410
Town of Leesburg VA GO, 5.00%, 01/15/23	125	140,511
Virginia College Building Authority RB
5.00%, 02/01/23	70	78,487
Series A, 5.00%, 02/01/23	155	173,913
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,000	1,122,770
Series E-1, 5.00%, 02/01/23	245	274,895
Series E-2, 5.00%, 02/01/23	500	561,010
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	520	587,896
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,239,326
Series A, 5.00%, 05/15/23	130	146,974
Virginia Public Building Authority RB
5.00%, 08/01/23	215	244,427
Series A, 5.00%, 08/01/26 (PR 08/01/23)	150	170,658
Series B, 5.00%, 08/01/23	295	335,377
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW)	150	169,229
5.00%, 07/15/23 (SAW)	25	28,498
5.00%, 08/01/23 (SAW)	200	227,550

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 08/01/23 (SAW)	$25	$28,444
Series B, 5.00%, 08/01/23 (SAW)	50	56,888
Virginia Resources Authority RB
5.00%, 10/01/23	90	103,096
5.00%, 11/01/23	175	200,911
Series A, 4.00%, 11/01/23	75	82,861

		9,606,029

Washington — 5.6%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/23	50	56,720
City of Seattle WA GO, 5.00%, 12/01/23	100	114,772
City of Seattle WA GOL, Series A, 5.00%, 04/01/23	75	84,572
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/23	165	185,924
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	195	223,341
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	75	83,871
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/23	30	33,446
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	114,676
County of King WA GOL
5.00%, 07/01/23	370	419,883
5.00%, 12/01/23	165	189,295
5.25%, 01/01/23	115	129,752
Series E, 5.00%, 12/01/23	110	126,196
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	260	295,053
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,598
Energy Northwest RB
5.00%, 07/01/23	180	204,111
Series A, 5.00%, 07/01/23	630	714,388
Grant County Public Utility District No. 2 RB
5.00%, 01/01/23	215	239,781
Series A, 5.00%, 01/01/23	35	39,034
King Country School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	60	68,578
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	57,315
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,634
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	100	114,676
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	375	430,035
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	70	80,340
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	200,435
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	30	33,944
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	20	22,907
Port of Seattle WA GOL, 5.00%, 06/01/23	55	62,255
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	78,281
Port of Tacoma WA GOL, 5.00%, 12/01/23	100	114,391
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	137,216
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,645

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	$20	$22,029
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	45	51,583
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	160,413
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	280,608
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	74,478
State of Washington COP
5.00%, 07/01/23	265	299,927
Series A, 5.00%, 07/01/23	240	271,632
State of Washington GO
5.00%, 02/01/23	150	168,186
5.00%, 07/01/23	250	283,487
5.00%, 08/01/23	210	238,650
Series A, 5.00%, 08/01/23	265	301,154
Series B, 5.00%, 07/01/23	95	107,725
Series C, 5.50%, 07/01/23	135	151,101
Series R, 4.00%, 07/01/23	75	82,041
Series R, 5.00%, 07/01/23	375	425,231
Series R-2015, 5.00%, 07/01/23	200	226,790
Series R-2017A, 5.00%, 08/01/23	195	221,604
State of Washington RB, 5.00%, 09/01/23	325	368,690
University of Washington RB
4.00%, 06/01/23	135	147,500
Series A, 4.00%, 12/01/23	20	22,066
Series C, 5.00%, 12/01/23	55	63,098
Washington State University RB
5.00%, 04/01/23	220	247,188
5.00%, 10/01/23	120	136,582
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,159

		9,109,987

West Virginia — 0.5%
State of West Virginia GO
5.00%, 12/01/23	75	85,972
Series A, 5.00%, 06/01/23	200	226,294
Series A, 5.00%, 11/01/23	30	34,316
West Virginia Parkways Authority RB, 5.00%, 06/01/23	235	265,698
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	150	169,318

		781,598

Wisconsin — 5.1%
City of Madison WI GO, 4.00%, 10/01/23	165	181,779
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	55,896
City of Milwaukee WI GO, 5.00%, 02/01/23	215	240,817

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	$275	$313,753
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/23	115	130,043
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/23	350	396,165
State of Wisconsin GO
5.00%, 11/01/23	335	383,190
5.00%, 05/01/28 (PR 05/01/23)	1,000	1,130,310
5.00%, 05/01/29 (PR 05/01/23)	2,000	2,260,620
Series 1, 5.00%, 05/01/23	165	186,283
Series 1, 5.00%, 11/01/23	220	251,647
Series 2, 5.00%, 11/01/23	135	154,420
Series C, 5.00%, 05/01/23	40	45,160
Wisconsin Department of Transportation RB
5.00%, 07/01/23	75	84,917
5.00%, 07/01/30 (PR 07/01/23)	200	227,022
Series 1, 4.00%, 07/01/23	70	76,454
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	730,759
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	585	664,039
Series A, 5.00%, 07/01/23	335	379,297
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	130,008
5.00%, 11/15/23	40	45,536
WPPI Energy RB
5.00%, 07/01/23	55	62,060
Series A, 5.00%, 07/01/23	125	141,045

		8,271,220

Total Municipal Debt Obligations — 98.6% (Cost: $158,508,989)		160,385,830

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Liquidity Funds: MuniCash, 1.94%(d)(e)	1,450	1,450,384

Total Short-Term Investments — 0.9% (Cost: $1,450,384)		1,450,384

Total Investments in Securities — 99.5% (Cost: $159,959,373)		161,836,214

Other Assets, Less Liabilities — 0.5%		773,809

Net Assets — 100.0%		$162,610,023

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	77	1,373	1,450	$1,450,384	$3,660	$128		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$160,385,830	$—	$160,385,830
Money Market Funds	1,450,384	—	—	1,450,384

	$1,450,384	$160,385,830	$—	$161,836,214

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$70	$81,877
Series B, 5.00%, 09/01/24	185	216,389
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	28,779
Series A, 5.00%, 05/01/24	50	57,922
Auburn University RB, Series B, 5.00%, 06/01/24	35	40,666
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,484
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	20	23,100
State of Alabama GO
Series A, 5.00%, 11/01/24	50	58,668
Series C, 5.00%, 08/01/24	50	58,280
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	40	46,464

		629,629

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	70	81,402

Arizona — 2.7%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	25	28,849
Arizona State University RB
Series B, 5.00%, 07/01/24	20	23,243
Series C, 5.00%, 07/01/24	10	11,622
Arizona Transportation Board RB, 5.00%, 07/01/24	225	262,185
City of Phoenix AZ GO, 5.00%, 07/01/24	125	145,402
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	170	197,839
Series A, 5.00%, 07/01/24	360	418,521
Series B, 5.00%, 07/01/24	55	63,986
City of Tucson AZ COP, 5.00%, 07/01/24	25	28,746
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	30	34,897
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	90	104,545
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,227
Regional Public Transportation Authority RB, 5.25%, 07/01/24	50	58,749
State of Arizona COP, 5.00%, 09/01/24	70	81,372
University of Arizona RB, Series A, 5.00%, 06/01/24	50	57,988

		1,540,171

California — 9.7%
Allan Hancock Joint Community College District/CA GO, 5.00%, 08/01/24	95	112,093
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	30	27,155
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	23,792
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/24	120	142,291
California State Public Works Board RB
Series A, 5.00%, 09/01/24	225	262,676
Series B, 5.00%, 10/01/24	65	76,039
Series D, 5.00%, 09/01/24	85	99,233
Series F, 5.00%, 05/01/24	55	63,685
Series G, 5.00%, 05/01/24	120	138,949
Series H, 5.00%, 12/01/24	15	17,618
California State University RB, Series A, 5.00%, 11/01/24	125	148,113
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	112,500

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/24	$175	$207,764
Series D, 5.00%, 11/01/24	15	17,808
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	41,201
County of Sacramento CA Airport System Revenue RB, Series D, 5.00%, 07/01/24	50	58,242
Evergreen School District GO, 0.00%, 08/01/24(a)	100	90,187
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a)	290	261,951
5.00%, 08/01/24	25	29,429
Long Beach Community College District GO, Series F, 5.00%, 06/01/24	10	11,763
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/24	80	94,141
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	75	88,546
Los Angeles Department of Water & Power Power System RB, Series A, 5.00%, 07/01/24	35	41,148
Los Angeles Department of Water & Power System Revenue RB, Series B, 5.00%, 07/01/24	20	23,513
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	180	208,895
Series B, 5.00%, 07/01/24	45	52,224
Series C, 5.00%, 07/01/24	165	191,488
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	45	40,669
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	35,332
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	22,535
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,674
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	44,977
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	85	100,446
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	18,013
San Diego Community College District GO, 5.00%, 08/01/24	40	47,264
San Diego Unified School District/CA GO
Series C-1, 5.50%, 07/01/24 (AGM)	85	101,898
Series R-4, 5.00%, 07/01/24	135	158,128
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	25	29,209
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	35,962
State of California Department of Water Resources RB
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	10	11,738
Series AS, 5.00%, 12/01/24	20	23,843
Series AW, 5.00%, 12/01/24	95	113,256
State of California GO
5.00%, 03/01/24	250	288,645
5.00%, 08/01/24	160	186,674
5.00%, 09/01/24	120	140,294
5.00%, 10/01/24	565	661,915
5.00%, 11/01/24	205	240,656
Series B, 5.00%, 09/01/24	270	315,662
University of California RB
Series AO, 5.00%, 05/15/24	20	23,391
Series AV, 5.00%, 05/15/24	40	46,782
Series AY, 5.00%, 05/15/24	80	93,565

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24(a)	$65	$58,683

		5,499,655

Colorado — 0.7%
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	80	93,772
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	45	52,542
Denver City & County School District No. 1 GO
5.00%, 12/01/24	30	35,254
Series A, 5.50%, 12/01/24	105	126,173
Series B, 5.00%, 12/01/24	25	29,378
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	22,061
University of Colorado RB, Series B-1, 5.00%, 06/01/24	50	58,147

		417,327

Connecticut — 1.3%
State of Connecticut GO
Series A, 5.00%, 03/15/24	30	34,040
Series B, 5.00%, 05/15/24	25	28,470
Series D, 5.00%, 04/15/24	55	62,520
Series D, 5.00%, 06/15/24	45	51,338
Series D, 5.00%, 08/15/24	110	125,942
Series E, 5.00%, 09/15/24	15	17,205
Series E, 5.00%, 10/15/24	175	201,078
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24	85	97,694
Series A, 5.00%, 09/01/24	100	115,147

		733,434

Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/24	40	46,884
Delaware Transportation Authority RB
4.00%, 07/01/24	65	72,102
5.00%, 07/01/24	25	29,094
State of Delaware GO
5.00%, 03/01/24	250	289,022
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	98,489

		535,591

District of Columbia — 0.8%
District of Columbia GO
Series A, 4.00%, 06/01/24	25	27,783
Series A, 5.00%, 06/01/24	45	52,285
Series D, 5.00%, 06/01/24	75	87,141
Series E, 5.00%, 06/01/24	115	133,616
District of Columbia RB, Series A, 5.00%, 12/01/24	100	117,572
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	15	17,564

		435,961

Florida — 5.3%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	34,752
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	28,826
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	29,359
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	58,325
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	70	81,534
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	175	203,456
Series B, 5.00%, 07/01/24	100	116,322

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	$135	$157,851
Series B, 5.00%, 10/01/24	50	58,463
County of Sarasota FL RB, 5.00%, 10/01/24	20	23,385
Florida Department of Environmental Protection RB
5.00%, 07/01/24	45	52,224
Series A, 5.00%, 07/01/24	210	243,711
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,307
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	116,430
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	195	227,038
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	45	52,128
Lee County School Board (The) COP, 5.00%, 08/01/24	35	40,473
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	97,919
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	120	140,244
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,394
Series D, 5.00%, 08/01/24	50	57,981
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	80	92,856
Pasco County School Board COP, Series A, 5.00%, 08/01/24	25	28,747
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/24	30	34,181
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	90	103,651
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	70	80,975
Series B, 5.00%, 07/01/24	20	23,136
Series C, 5.00%, 07/01/24	55	63,623
State of Florida GO
Series A, 5.00%, 01/01/24	55	63,206
Series A, 5.00%, 07/01/24	55	64,007
Series B, 5.00%, 06/01/24	50	58,068
Series E, 5.00%, 06/01/24	200	232,270
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/24	240	278,657
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	23,084
Volusia County School Board RB, 5.00%, 10/01/24	20	23,172

		3,030,755

Georgia — 1.9%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	105	120,564
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/24	10	11,745
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	25	29,490
Metropolitan Atlanta Rapid Transit Authority RB, 4.00%, 07/01/24	145	161,678
State of Georgia GO
Series A-1, 5.00%, 02/01/24	70	80,753
Series B, 5.00%, 02/01/24	100	115,362
Series C, 5.00%, 07/01/24	65	75,784
Series C-1, 5.00%, 07/01/24	110	128,250
Series E, 5.00%, 12/01/24	320	376,976

		1,100,602

Hawaii — 2.3%
City & County Honolulu HI Wastewater System RB, Series A,
5.00%, 07/01/24	10	11,605
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	120	139,458
Series B, 5.00%, 07/01/24	70	81,351

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
City & County of Honolulu HI GO
5.00%, 09/01/24	$200	$233,602
Series A, 5.00%, 10/01/24	50	58,548
Series B, 5.00%, 10/01/24	90	105,386
Series C, 5.00%, 10/01/24	70	81,967
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	15	17,495
Series B, 4.00%, 09/01/24	20	22,291
County of Maui HI GO, 5.00%, 09/01/24	35	40,880
State of Hawaii GO
5.00%, 10/01/24	35	40,944
Series EO, 5.00%, 08/01/24	10	11,651
Series ET, 5.00%, 10/01/24	35	40,944
Series EZ, 5.00%, 10/01/24	200	233,966
Series FE, 5.00%, 10/01/24	55	64,341
Series FH, 5.00%, 10/01/24	85	99,436

		1,283,865

Idaho — 0.2%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	70	80,636
Series A, 5.00%, 07/15/24	25	28,798

		109,434

Illinois — 2.4%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	170	193,886
Series D, 5.00%, 01/01/24	105	119,754
Illinois Finance Authority RB, 5.00%, 07/01/24	50	57,840
State of Illinois GO
5.00%, 02/01/24	120	129,690
5.00%, 04/01/24	60	64,990
5.00%, 05/01/24	40	43,375
Series A, 4.00%, 05/01/24	125	128,702
Series A, 5.00%, 10/01/24	40	43,609
Series A, 5.00%, 12/01/24	50	54,626
Series D, 5.00%, 11/01/24	385	420,189
State of Illinois RB
Series C, 4.00%, 06/15/24	25	26,332
Series D, 5.00%, 06/15/24	75	82,544

		1,365,537

Indiana — 1.0%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	80	92,172
Series A, 5.00%, 10/01/24	120	139,100
Series C, 5.00%, 12/01/24	55	64,633
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	35	40,053
Indiana University RB, Series X, 5.00%, 08/01/24	95	110,941
Purdue University COP, Series A, 5.00%, 07/01/24	85	99,056
Purdue University RB, Series A, 5.00%, 07/01/24	25	29,161

		575,116

Iowa — 0.2%
Iowa Finance Authority RB, 5.00%, 08/01/24	35	40,854
State of Iowa RB, Series A, 5.00%, 06/01/24	80	92,739

		133,593

Kansas — 0.7%
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	25	29,302
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	40,222
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	61,417

Security	Par (000)	Value

Kansas (continued)
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	$250	$291,723

		422,664

Louisiana — 0.4%
State of Louisiana GO
5.00%, 05/01/24	105	121,090
Series A, 5.00%, 09/01/24	60	69,748
Series B, 5.00%, 05/01/24	25	28,831

		219,669

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	85	99,638
Series B, 5.00%, 11/01/24	20	23,444
Series C, 5.00%, 11/01/24	50	58,611
Series D, 5.00%, 11/01/24	25	29,305
Maine Turnpike Authority RB, 5.00%, 07/01/24	55	63,947

		274,945

Maryland — 4.3%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	45	52,031
County of Anne Arundel MD GOL, 5.00%, 10/01/24	60	70,258
County of Baltimore MD GO
5.00%, 03/01/24	100	115,458
5.00%, 08/01/24	90	105,004
County of Carroll MD GO, 5.00%, 11/01/24	100	117,451
County of Howard MD GO
Series A, 5.00%, 02/15/24	100	115,377
Series C, 5.00%, 02/15/24	55	63,457
County of Montgomery MD GO, Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,742
County of Prince George’s MD GOL, Series A, 4.00%, 09/01/24	175	195,517
State of Maryland Department of Transportation RB
4.00%, 09/01/24	200	223,774
5.00%, 09/01/24	30	35,090
5.00%, 10/01/24	105	123,069
5.00%, 11/01/24	135	158,559
State of Maryland GO
First Series, 5.00%, 06/01/24	125	145,301
Series A, 5.00%, 03/15/24	20	23,125
Series A, 5.00%, 08/01/24	60	70,036
Series B, 5.00%, 08/01/24	175	204,271
Series C, 5.00%, 08/01/24	520	606,975
Washington Suburban Sanitary Commission GO, 4.00%, 06/01/24	30	33,370

		2,469,865

Massachusetts — 3.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	70	81,373
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/24	10	11,643
Series B, 5.00%, 07/01/24	175	203,752
Series B, 5.25%, 09/01/24 (AGM)	200	236,476
Series C, 5.00%, 07/01/24	60	69,858
Series C, 5.00%, 10/01/24	200	234,306
Series E, 5.00%, 11/01/24	200	234,786
Series H, 5.00%, 12/01/24	150	176,445
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	10	11,635

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	$80	$93,241
Series C, 5.50%, 07/01/24	110	130,903
Massachusetts Clean Water Trust (The) RB, Series 2017, 5.00%, 08/01/24	20	23,389
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	65	76,017
Massachusetts Water Resources Authority RB, Series C, 5.00%, 08/01/24	110	128,760

		1,712,584

Michigan — 1.7%
Michigan Finance Authority RB, Series B, 5.00%, 10/01/24	115	134,660
Michigan State Building Authority RB
5.00%, 04/15/24	200	230,808
Series I, 5.00%, 04/15/24	65	75,079
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,260
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	60	70,398
State of Michigan GO, Series A, 5.00%, 12/01/24	55	64,761
State of Michigan RB, 5.00%, 03/15/24	205	235,576
University of Michigan RB, Series A, 5.00%, 04/01/24	50	57,954
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	58,149

		944,645

Minnesota — 1.4%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	50	58,874
Metropolitan Council GO, Series C, 5.00%, 03/01/24	70	80,750
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	25	28,646
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	15	17,446
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	132,439
State of Minnesota GO
Series A, 5.00%, 08/01/24	80	93,248
Series B, 5.00%, 08/01/24	90	104,905
Series B, 5.00%, 10/01/24	100	117,040
Series D, 5.00%, 08/01/24	150	174,842

		808,190

Mississippi — 0.1%
State of Mississippi GO
Series C, 4.00%, 10/01/24	25	27,849
Series C, 5.00%, 10/01/24	35	40,924

		68,773

Missouri — 0.6%
Missouri Highway & Transportation Commission RB, Series B, 5.00%, 05/01/24	75	86,960
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/24	165	182,662
University of Missouri RB, Series A, 5.00%, 11/01/24	75	88,088

		357,710

Nebraska — 0.8%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	202,317
Series B, 5.00%, 11/15/24	25	29,318
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	45	51,388
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	45	51,536

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB, Series A, 5.00%, 02/01/24	$80	$92,013

		426,572

Nevada — 1.7%
Clark County School District GOL
Series B, 5.00%, 06/15/24	25	28,757
Series C, 5.00%, 06/15/24	70	80,520
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	50	58,161
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	80	92,671
County of Clark NV GOL
5.00%, 06/01/24	25	29,021
5.00%, 11/01/24	50	58,639
Series A, 5.00%, 11/01/24	45	52,775
Series B, 5.00%, 11/01/24	115	134,870
County of Clark NV RB
5.00%, 07/01/24	115	133,495
Series A, 5.00%, 07/01/24	45	52,248
Las Vegas Valley Water District GOL, Series A, 5.00%, 02/01/24	10	11,502
State of Nevada GOL
Series B, 5.00%, 11/01/24	65	76,082
Series D, 5.00%, 04/01/24	25	28,849
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	25	29,335
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	91,898

		958,823

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	58,054
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	58,391
Series E, 5.00%, 08/15/24	15	17,476
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	135,208

		269,129

New Jersey —2.0%
Monmouth County Improvement Authority RB, 5.00%, 12/01/24	65	76,688
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	90	95,404
Series N-1, 5.50%, 09/01/24 (AMBAC)	50	57,628
Series UU, 5.00%, 06/15/24	50	55,831
Series XX, 4.00%, 06/15/24 (SAP)	250	265,010
Series XX, 5.00%, 06/15/24	25	27,916
New Jersey Educational Facilities Authority RB, Series A, 5.00%, 09/01/24	60	67,249
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	50	56,265
Series AA, 5.00%, 06/15/24	180	202,556
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	115	131,769
State of New Jersey GO, 5.00%, 06/01/24	65	74,193

		1,110,509

New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/01/24	100	116,030
Series A, 5.00%, 06/01/24	25	29,007
Series D, 5.00%, 06/15/24	45	52,168
State of New Mexico GO, Series A, 5.00%, 03/01/24	25	28,840

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	$85	$98,645
Series B, 4.00%, 07/01/24	50	55,437

		380,127

New York — 9.0%
City of New York NY GO
Series 1, 5.00%, 08/01/24	20	23,269
Series A, 5.00%, 08/01/24	135	157,063
Series A-1, 5.00%, 08/01/24	50	58,171
Series B-1, 5.00%, 12/01/24	15	17,592
Series C, 5.00%, 08/01/24	590	686,424
Series E, 5.00%, 08/01/24	200	232,686
Series I, 5.00%, 03/01/24	30	34,547
County of Onondaga NY GOL, 5.00%, 05/01/24	25	29,235
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	20	22,102
Series A-2, 5.00%, 11/15/24	90	104,205
Series B, 5.00%, 11/15/24	165	191,042
Series B-2, 5.00%, 11/15/24	20	23,652
Series C-1, 5.00%, 11/15/24	120	138,940
Series F, 5.00%, 11/15/24	55	63,681
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/24	35	40,868
Series S-1, 5.00%, 07/15/24 (SAW)	45	52,544
Series S-2, 5.00%, 07/15/24	40	46,706
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/24	130	151,744
Series B-1, 5.00%, 08/01/24	75	87,544
Series C, 5.00%, 11/01/24	480	563,765
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	95	105,561
Series A, 5.00%, 02/15/24	55	63,434
Series A, 5.00%, 03/15/24	475	549,766
Series A, 5.00%, 07/01/24	30	34,913
Series B, 5.00%, 10/01/24	15	17,624
Series B, 5.50%, 03/15/24 (AMBAC)	280	329,711
Series D, 5.00%, 02/15/24	100	115,334
Series E, 5.00%, 02/15/24	100	115,334
Series E, 5.00%, 03/15/24	160	184,925
Series F, 5.00%, 10/01/24 (SAW)	20	23,374
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	90	105,490
Series A, 4.00%, 06/15/24	10	11,230
New York State Thruway Authority RB, Series J, 5.00%, 01/01/24	25	28,803
New York State Urban Development Corp. RB, Series A, 5.00%, 03/15/24	385	445,560
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	80	94,452
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	25	29,545
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	35	41,350
Series C-1, 5.00%, 11/15/24	90	106,328

		5,128,514

North Carolina — 0.9%
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,635
County of Durham NC GO, 5.00%, 10/01/24	25	29,359

Security	Par (000)	Value

North Carolina (continued)
County of Forsyth NC GO, 5.00%, 12/01/24	$25	$29,451
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/24	20	23,584
County of Orange NC GO, 4.00%, 04/01/24	200	222,306
County of Wake NC RB, Series A, 5.00%, 12/01/24	40	47,029
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,274
State of North Carolina GO, Series A, 5.00%, 06/01/24	10	11,624
State of North Carolina RB, 5.00%, 03/01/24	55	63,254
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	20	23,079

		490,595

Ohio — 2.8%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	150	173,477
Series A, 4.00%, 08/15/24	75	83,728
Series A, 5.00%, 07/01/24	20	23,275
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,751
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	58,757
Ohio Water Development Authority RB, 5.00%, 12/01/24	80	94,150
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series 2015-A, 5.00%, 06/01/24	45	52,309
State of Ohio GO
Series B, 5.00%, 08/01/24	70	81,516
Series A, 5.00%, 08/01/24	145	168,855
Series A, 5.00%, 09/01/24	50	58,345
Series A, 5.00%, 09/15/24	55	64,240
Series B, 5.00%, 09/15/24	75	87,600
Series S, 5.00%, 05/01/24	100	115,895
Series U, 5.00%, 05/01/24	100	115,895
State of Ohio RB
Series A, 5.00%, 04/01/24	170	195,913
Series A, 5.00%, 10/01/24	25	29,161
Series A, 5.00%, 12/01/24	95	111,252
Series B, 5.00%, 10/01/24	35	40,865
Series C, 5.00%, 12/01/24	25	29,277

		1,596,261

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/24	10	11,526
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	140	154,290
Series A, 5.00%, 06/01/24	40	46,222
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	140	162,025
Series B, 5.00%, 01/01/24	15	17,158
Series B, 5.00%, 07/01/24	25	28,933
Series C, 5.00%, 07/01/24	30	34,864
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	40	45,891
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	34,680

		535,589

Oregon — 0.8%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 10/01/24	25	29,288
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24	50	58,124
Oregon State Lottery RB, Series C, 5.00%, 04/01/24	55	63,637
Portland Community College District GO, 5.00%, 06/15/24	150	174,371
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	30	35,251
State of Oregon GO
Series B, 5.00%, 08/01/24	15	17,484
Series H, 5.00%, 05/01/24	45	52,129

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series I, 5.00%, 08/01/24	$15	$17,484
Series O, 5.00%, 08/01/24	25	29,140

		476,908

Pennsylvania — 2.6%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	55	62,861
First Series, 5.00%, 03/01/24	15	17,214
First Series, 5.00%, 03/15/24	65	74,629
First Series, 5.00%, 06/15/24	170	196,355
First Series, 5.00%, 07/01/24	180	208,125
First Series, 5.00%, 09/15/24	105	121,995
Second Series, 5.00%, 01/15/24	65	74,329
Second Series, 5.00%, 09/15/24	50	58,093
County of Chester PA GO, 5.00%, 07/15/24	20	23,287
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,151
Delaware County Authority RB, 5.00%, 08/01/24	45	52,305
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/24	90	103,822
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	170	195,724
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	119,526
Series A, 5.00%, 12/01/24	45	52,061
Series A-1, 5.00%, 12/01/24	65	75,856
Series B, 5.00%, 12/01/24	20	23,340

		1,482,673

Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	125	137,588
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	65	76,076
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	115	132,536
State of Rhode Island GO
Series A, 5.00%, 05/01/24	100	115,739
Series D, 5.00%, 08/01/24	85	98,984

		560,923

South Carolina — 1.5%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	25	29,291
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	130	149,649
County of Charleston SC GO, Series C, 5.00%, 11/01/24	20	23,525
Horry County School District/SC GO, Series A, 5.00%, 03/01/24	25	28,840
Lancaster County School District/SC GO, 5.00%, 03/01/24	80	92,286
State of South Carolina GO, Series B, 5.00%, 04/01/24 (SAW)	475	550,316

		873,907

Tennessee — 1.9%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	25	29,379
County of Williamson TN GO, 5.00%, 04/01/24	150	173,784
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	55	63,746
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24	200	229,744
5.00%, 07/01/24	85	98,874
State of Tennessee GO, Series B, 5.00%, 08/01/24	275	321,296

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/24	$25	$29,334
Series B, 5.00%, 11/01/24	90	105,602

		1,051,759

Texas — 13.4%
Alamo Community College District GOL, 5.00%, 02/15/24	40	46,012
Aldine Independent School District GO
5.00%, 02/15/24	10	11,503
5.00%, 02/15/24 (PSF)	100	115,029
Alief Independent School District GO, 5.00%, 02/15/24	65	74,672
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	114,880
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24	25	28,770
Series B, 5.00%, 02/15/24	75	86,308
Austin Independent School District GO
5.00%, 08/01/24	35	40,739
Series A, 4.00%, 08/01/24 (PSF)	75	83,551
Series A, 5.00%, 08/01/24 (PSF)	35	40,739
Birdville Independent School District GO
5.00%, 02/15/24	10	11,498
Series A, 5.00%, 02/15/24	80	91,983
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	25	22,224
Series C, 5.00%, 08/15/24	125	143,386
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	135	158,084
Series A, 5.00%, 11/15/24	85	99,534
City of Austin TX Water & Wastewater System Revenue RB,
Series A, 5.00%, 05/15/24	75	86,770
City of Austin/TX GOL
5.00%, 09/01/24	25	29,117
Series A, 5.00%, 09/01/24	40	46,587
City of Brownsville TX GOL, 5.00%, 02/15/24	15	17,158
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	20	23,385
City of Denton TX GOL, 5.00%, 02/15/24	25	28,695
City of El Paso TX GOL, 5.00%, 08/15/24	35	40,528
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	130	152,079
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	25	29,246
Series D, 5.00%, 11/15/24	110	128,746
City of Pflugerville TX GOL, 5.00%, 08/01/24	30	34,594
City of Plano TX GOL, 5.00%, 09/01/24	50	58,289
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	85	98,477
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/24	165	189,290
City of San Antonio TX GOL, 5.00%, 02/01/24	25	28,717
Conroe Independent School District GO, 5.00%, 02/15/24	80	92,062
County of Bexar TX GOL, 5.00%, 06/15/24	50	58,044
County of Denton TX GOL, 5.00%, 07/15/24	60	69,665
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24	40	46,051
Series C, 5.00%, 02/15/24	65	74,833
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	145	170,142
Fort Bend Independent School District GO, Series C, 5.00%, 02/15/24	25	28,745
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	150	172,617

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Frisco Independent School District GO, 5.00%, 08/15/24	$150	$174,679
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	90	104,659
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	143,786
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	55	63,375
Series A, 5.00%, 08/15/24 (PSF)	70	81,671
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	25	29,045
Series A, 5.00%, 08/01/24	80	92,943
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	100	114,930
Series A, 2.00%, 02/15/24 (PSF)	50	50,605
Laredo Independent School District GO, 0.00%, 08/01/24(a)	150	135,139
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	45	40,487
Lewisville Independent School District GO, 5.00%, 08/15/24	25	29,141
Lone Star College System GOL
5.00%, 09/15/24	35	40,802
Series A, 5.00%, 02/15/24	20	22,966
Lower Colorado River Authority RB
5.00%, 05/15/24	20	23,097
Series B, 5.00%, 05/15/24	75	86,613
Metropolitan Transit Authority of Harris County RB
Series B, 5.00%, 11/01/24	35	40,967
Series D, 5.00%, 11/01/24	85	99,492
North East Independent School District/TX GO, 5.25%, 02/01/24	100	115,954
North Texas Municipal Water District RB, 5.00%, 06/01/24	60	69,396
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	180	205,898
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	50	58,198
5.00%, 08/15/24	75	87,422
Northwest Independent School District GO, Series A, 5.00%, 02/15/24	75	86,160
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	50	57,515
Pflugerville Independent School District GO, 5.00%, 02/15/24	100	114,979
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	31,918
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	30	34,903
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	200	229,958
San Antonio Water System RB, Series A, 5.00%, 05/15/24	60	69,385
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	60	69,938
State of Texas GO
Series A, 5.00%, 10/01/24	380	444,106
Series B-1, 5.00%, 08/01/24	25	29,099
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	200	230,414
Texas A&M University RB
Series C, 5.00%, 05/15/24	55	63,717
Series E, 4.00%, 05/15/24	25	27,735
Series E, 5.00%, 05/15/24	55	63,718
Texas State University System RB, Series A, 5.00%, 03/15/24	205	236,818
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/24	35	40,924
Series A, 5.00%, 10/01/24	35	40,924

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB
5.00%, 04/15/24	$105	$121,337
5.00%, 08/01/24	50	58,198
Series A, 5.00%, 10/15/24	50	58,490
Series B, 5.00%, 04/15/24	50	57,780
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,479
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,247
University of Houston RB, Series A, 5.00%, 02/15/24	70	80,416
University of North Texas System RB, Series A, 5.00%, 04/15/24	45	51,955
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	85	99,079
Series D, 5.00%, 08/15/24	120	139,876
Series E, 5.00%, 08/15/24	90	104,907
Series H, 5.00%, 08/15/24	70	81,594
Series J, 5.00%, 08/15/24	20	23,313
Ysleta Independent School District GO, 5.00%, 08/15/24	55	64,079

		7,654,975

Utah — 1.7%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	25	28,969
Metropolitan Water District of Salt Lake &Sandy RB, Series A, 5.00%, 07/01/24	25	29,054
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	111,397
State of Utah GO, 5.00%, 07/01/24	275	320,477
University of Utah (The) RB
Series A, 5.00%, 08/01/24	150	174,841
Series A, 5.00%, 08/01/24 (SAP)	65	75,765
Series B, 5.00%, 08/01/24	30	34,968
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	160	186,251

		961,722

Virginia — 4.2%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24	10	11,686
Series C, 5.00%, 07/15/24 (SAW)	100	116,977
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	45	53,118
City of Richmond VA GO, Series B, 5.00%, 07/15/24 (SAW)	200	233,628
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	58,360
Series B, 5.00%, 06/01/24 (SAW)	100	116,719
County of Arlington VA GO, 5.00%, 08/15/24	125	146,324
County of Fairfax VA GO
Series A, 5.00%, 10/01/24 (SAW)	105	123,248
Series B, 5.00%, 10/01/24 (SAW)	40	46,952
County of Henrico VA GO, Series A, 5.00%, 08/01/24	100	117,000
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	65	75,644
Series A, 5.00%, 08/01/24	70	81,631
Virginia College Building Authority RB
5.00%, 09/01/24 (SAW)	50	58,512
Series B, 5.00%, 09/01/24	75	87,642
Series D, 5.00%, 02/01/24 (NPFGC)	50	57,582
Series E-1, 5.00%, 02/01/24	95	109,406
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/24	90	104,406
5.00%, 09/15/24	195	228,087
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/24	55	64,079
Virginia Public School Authority RB 5.00%, 08/01/24	30	35,100

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 08/01/24 (SAW)	$135	$157,506
Series C, 5.00%, 08/01/24 (SAW)	100	116,671
Virginia Resources Authority RB
5.00%, 11/01/24	105	123,361
Series A, 5.00%, 11/01/24	40	47,187
Series D, 5.00%, 11/01/24	20	23,594

		2,394,420

Washington — 6.0%
Cascade Water Alliance RB, 5.00%, 01/01/24	20	22,965
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	175	205,338
City of Bellevue WA GOL, 5.00%, 12/01/24	80	94,011
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	46,097
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	70	80,920
City of Seattle WA GOL
4.00%, 05/01/24	25	27,793
Series A, 5.00%, 06/01/24	80	92,950
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	30	35,040
Series C, 5.00%, 09/01/24	140	163,521
Series C, 5.00%, 10/01/24	25	29,260
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	125	145,701
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,379
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	60	70,473
County of King WA GOL
Series C, 5.00%, 12/01/24	35	41,170
Series E, 5.00%, 12/01/24	25	29,408
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/24	75	87,241
Energy Northwest RB
4.00%, 07/01/24	25	27,823
Series A, 5.00%, 07/01/24	265	308,111
King County Rural Library District GO, 4.00%, 12/01/24	50	55,823
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24	10	11,215
King County School District No. 403 Renton GO, 4.00%, 12/01/24	55	61,623
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24	35	41,109
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24	30	35,236
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	70	82,219
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24	20	23,491
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24	100	117,455
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	45,743
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	10	11,688
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24	100	117,514
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	35	41,109
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	15	17,618
State of Washington COP Series A, 5.00%, 07/01/24	30	34,816

Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 07/01/24	$115	$133,461
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	22,603
Series 2016-A, 5.00%, 07/01/24	95	110,506
Series A-1, 5.00%, 08/01/24	60	69,937
Series B, 5.00%, 07/01/24	150	174,483
Series C, 5.00%, 02/01/24	25	28,779
Series D, 5.00%, 02/01/24	75	86,336
Series E, 0.00%, 12/01/24(a)	60	53,791
Series R, 5.00%, 07/01/24	25	29,081
Series R-2017A, 5.00%, 08/01/24	125	145,701
Series R-2018C, 5.00%, 08/01/24	80	93,249
Series R-2018D, 5.00%, 08/01/24	25	29,140
Washington State University RB
5.00%, 04/01/24	45	51,882
5.00%, 10/01/24	80	93,226
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24	25	29,364

		3,385,399

West Virginia — 1.0%
State of West Virginia GO
Series A, 0.00%, 11/01/24(a)	55	49,314
Series A, 5.00%, 06/01/24	265	307,620
Series A, 5.00%, 12/01/24	25	29,378
Series B, 5.00%, 06/01/24	20	23,217
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	95	110,277
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	60	69,536

		589,342

Wisconsin — 1.9%
City of Madison WI GO, Series A, 4.00%, 10/01/24	115	129,051
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	25	29,246
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	69,566
Series 1, 5.00%, 06/01/24	85	98,551
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/24	25	29,034
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	200	234,556
Series 2, 5.00%, 11/01/24	245	287,331
Series A, 5.00%, 05/01/24	70	81,090
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	50	58,053
Series 2, 5.00%, 07/01/24	40	46,443
Series A, 5.00%, 07/01/24	25	29,027

		1,091,948

Total Municipal Debt Obligations — 98.7% (Cost: $55,036,519)		56,171,212

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 1.94%(b)(c)	121	$120,966

Total Short-Term Investments — 0.2% (Cost: $120,966)		120,966

Total Investments in Securities — 98.9% (Cost: $55,157,485)		56,292,178

Other Assets, Less Liabilities — 1.1%		653,427

Net Assets — 100.0%		$56,945,605

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	47	74	121	$120,966	$2,840	$(1)		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$56,171,212	$—	$56,171,212
Money Market Funds	120,966	—	—	120,966

	$120,966	$56,171,212	$—	$56,292,178

See notes to financial statements.

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/25	$65	$77,821
Alabama Public School & College Authority RB, 5.00%, 05/01/25	35	41,541
University of Alabama (The) RB, 5.00%, 07/01/25	45	53,497

		172,859

Alaska — 0.6%
City of Anchorage AK Water Revenue RB, 5.00%, 05/01/25	25	29,594
Municipality of Anchorage AK GO, 5.00%, 09/01/25	45	53,667
State of Alaska GO, 5.00%, 08/01/25	50	59,520

		142,781

Arizona — 3.5%
Arizona State University RB, 5.00%, 07/01/25	25	29,721
Arizona Transportation Board RB, 5.00%, 07/01/25	140	166,887
City of Phoenix AZ GO, 5.00%, 07/01/25	75	89,355
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/25	220	261,783
County of Pima AZ GOL, 4.00%, 07/01/25	25	28,251
Maricopa County Community College District GO, 5.00%, 07/01/25	55	65,527
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	25	29,705
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/25	15	17,871
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/25	45	53,093
University of Arizona RB, 4.00%, 06/01/25	50	56,335

		798,528

California — 12.8%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	44,217
California Educational Facilities Authority RB, 5.00%, 10/01/25	40	48,796
California State Public Works Board RB
5.00%, 04/01/25	75	88,608
5.00%, 11/01/25	45	53,867
California State University RB
4.00%, 11/01/25	25	28,830
5.00%, 11/01/25	35	42,519
Campbell Union High School District GO, 5.00%, 08/01/25	70	85,037
City of Los Angeles Department of Airports RB, 5.00%, 05/15/25	115	138,735
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	80	97,518
Contra Costa Transportation Authority RB, 5.00%, 03/01/25	35	42,043
Eastern Municipal Water District RB, 5.00%, 07/01/25	25	30,290
El Camino Community College District GO, 5.00%, 08/01/25	15	18,202
Escondido Union High School District GO, 0.00%, 08/01/25 (AGC)(a)	50	43,999
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	95	115,090
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/25	30	36,194
5.00%, 07/01/25	35	42,268
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	55	66,349
Los Angeles Department of Water RB, 5.00%, 07/01/25	25	30,241
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	55	65,280
Series A, 5.00%, 07/01/25	75	89,017
Newport Mesa Unified School District GO, 0.00%, 08/01/25(a)	50	44,354
Oak Grove School District GO, 0.00%, 08/01/25(a)	25	21,959
Palomar Community College District GO, 0.00%, 08/01/25(a)	125	110,681

Security	Par (000)	Value

California (continued)
Pasadena Area Community College District GO, 5.00%, 08/01/25	$30	$36,424
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	30,628
Sacramento Municipal Utility District RB, 5.00%, 08/15/25	25	30,316
San Diego Community College District GO, 5.00%, 08/01/25	75	90,961
San Diego Unified School District/CA GO
4.00%, 07/01/25	50	57,161
5.50%, 07/01/25 (AGM)	105	129,608
San Francisco City & County Airport Commission San Francisco International Airport RB, 4.00%, 10/01/25	25	28,886
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/25	50	60,824
San Mateo County Community College District GO, 0.00%, 09/01/25(a)	20	17,699
Santa Clara Valley Transportation Authority RB, 5.00%, 06/01/25	20	24,168
State of California Department of Water Resources RB, 5.00%, 12/01/25	105	128,400
State of California GO
4.00%, 03/01/25	20	22,550
5.00%, 03/01/25	30	35,484
5.00%, 04/01/25	150	177,771
5.00%, 08/01/25	90	107,489
5.00%, 09/01/25	175	209,403
5.00%, 10/01/25	200	239,772
5.00%, 11/01/25	35	42,039
University of California RB, 5.00%, 05/15/25	30	36,000

		2,889,677

Colorado — 1.1%
Board of Governors of Colorado State University System RB, 2.50%, 03/01/25 (NPFGC)	25	25,917
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/25	50	59,937
County of Adams Co. COP, 5.00%, 12/01/25	25	29,740
Denver City & County School District No. 1 COP, 5.00%, 12/01/25	15	17,855
Denver City & County School District No. 1 GO, 5.00%, 12/01/25 (SAW)	25	30,066
E-470 Public Highway Authority RB, 0.00%, 09/01/25 (NPFGC)(a)	10	8,582
State of Colorado COP, 5.00%, 03/15/25	25	29,505
University of Colorado RB, 5.00%, 06/01/25 (NPFGC)	40	47,642

		249,244

Connecticut — 1.3%
State of Connecticut GO
5.00%, 04/15/25	50	57,991
5.00%, 06/15/25	50	58,183
5.00%, 09/15/25	20	23,387
5.00%, 11/15/25	50	58,655
State of Connecticut Special Tax Revenue RB
5.00%, 08/01/25	40	46,586
5.00%, 09/01/25	25	29,163
5.00%, 10/01/25	25	29,210

		303,175

Delaware — 0.6%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,050
Delaware Transportation Authority RB, 5.00%, 07/01/25	50	59,603
State of Delaware GO, 5.00%, 10/01/25	40	48,035

		125,688

District of Columbia — 1.0%
District of Columbia GO, 5.00%, 06/01/25	75	89,233
District of Columbia RB, 5.00%, 12/01/25	25	30,118

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/25	$95	$113,636

		232,987

Florida — 4.8%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/25	50	59,508
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	75	89,612
County of Seminole FL Sales Tax Revenue RB, 5.25%, 10/01/25	25	30,333
Florida Department of Environmental Protection RB, 5.00%, 07/01/25	105	124,624
Florida State Development Commission/Everglades Parkway RB, 5.00%, 07/01/25	60	71,561
Hillsborough County School Board COP, 5.00%, 07/01/25	50	59,121
Orange County School Board COP, 5.00%, 08/01/25	50	59,228
Palm Beach County School District COP, 5.00%, 08/01/25	45	53,363
School Board of Miami-Dade County (The) COP, 5.00%, 05/01/25	30	35,102
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	105	123,794
School District of Broward County/FL COP, 5.00%, 07/01/25	45	53,266
School District of Broward County/FL GO, 5.00%, 07/01/25	20	23,738
State of Florida GO
5.00%, 06/01/25	155	184,414
5.00%, 07/01/25	40	47,631
Tampa Bay Water RB, 5.00%, 10/01/25	35	41,937
Volusia County School Board COP, 5.00%, 08/01/25 (BAM)	15	17,768

		1,075,000

Georgia — 2.2%
Gwinnett County School District GO, 5.00%, 02/01/25	10	11,828
State of Georgia GO
5.00%, 02/01/25	340	402,166
5.00%, 07/01/25	60	71,678

		485,672

Hawaii — 2.3%
City & County Honolulu HI Wastewater System Revenue RB, 5.00%, 07/01/25	60	71,406
City & County of Honolulu HI GO
5.00%, 09/01/25	100	119,328
5.00%, 10/01/25	45	53,888
County of Hawaii HI GO, 5.00%, 09/01/25	20	23,879
State of Hawaii GO
5.00%, 01/01/25	25	29,422
5.00%, 10/01/25	130	155,677
State of Hawaii State Highway Fund RB, 4.00%, 01/01/25	35	39,209
University of Hawaii RB, 5.00%, 10/01/25	20	23,830

		516,639

Idaho — 0.4%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	85	99,991

Illinois — 2.7%
Chicago O’Hare International Airport RB, 5.00%, 01/01/25	110	128,165
Illinois Finance Authority RB, 4.00%, 07/01/25	75	84,379
State of Illinois GO
5.00%, 02/01/25	30	32,597
Series D, 5.00%, 11/01/25	330	361,446

		606,587

Indiana — 1.2%
Indiana Finance Authority RB
5.00%, 02/01/25	80	94,434
5.00%, 12/01/25	100	120,197

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	$40	$46,934

		261,565

Kansas — 1.1%
Johnson County Unified School District No. 512 Shawnee Mission GO, 5.00%, 10/01/25	75	89,965
Sedgwick County Unified School District No. 265 Goddard GO, 5.00%, 10/01/25	20	23,763
State of Kansas Department of Transportation RB, 5.00%, 09/01/25	105	125,294

		239,022

Louisiana — 0.2%
State of Louisiana GO, 5.00%, 09/01/25	30	35,680

Maine — 0.4%
Maine Municipal Bond Bank RB
5.00%, 09/01/25	45	53,224
5.00%, 11/01/25	20	23,968
State of Maine GO, 5.00%, 06/01/25	20	23,808

		101,000

Maryland — 4.0%
County of Baltimore MD GO, 5.00%, 03/01/25	100	118,340
County of Charles MD GO, 5.00%, 10/01/25	10	12,002
County of Howard MD GO, 5.00%, 02/15/25	125	147,841
County of Prince George’s MD GOL, 5.00%, 07/15/25	20	23,888
State of Maryland Department of Transportation RB
4.00%, 09/01/25	85	96,686
5.00%, 12/01/25	50	60,030
State of Maryland GO
5.00%, 03/15/25	100	118,511
Series B, 5.00%, 08/01/25	145	173,366
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25	25	28,275
5.00%, 06/01/25	100	119,168

		898,107

Massachusetts — 3.5%
Commonwealth of Massachusetts GOL
5.00%, 04/01/25	50	59,288
5.00%, 07/01/25	75	89,452
5.00%, 09/01/25	60	71,835
5.00%, 10/01/25	100	119,953
5.25%, 09/01/25 (AGM)	85	103,037
Series A, 5.00%, 07/01/25	20	23,854
Series D, 5.00%, 07/01/25	15	17,890
Series E, 5.00%, 11/01/25 (AMBAC)	45	54,081
Massachusetts Bay Transportation Authority RB, 5.00%, 07/01/25	80	95,532
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	88,223
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	10	11,996
Series B, 5.25%, 08/01/25 (AGM)	15	18,215
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	30,096

		783,452

Michigan — 1.1%
Michigan Finance Authority RB, 5.00%, 12/01/25	25	29,809
Michigan State Building Authority RB, 5.00%, 04/15/25	90	106,593

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan GO
4.00%, 11/01/25	$50	$56,995
5.00%, 05/01/25	20	23,738
Wayne County Airport Authority RB, 5.00%, 12/01/25	25	29,656

		246,791

Minnesota — 1.2%
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/25	35	41,129
Minnesota Public Facilities Authority RB, 5.00%, 03/01/25	10	11,865
Southern Minnesota Municipal Power Agency RB, 0.00%, 01/01/25 (NPFGC)(a)	35	30,974
State of Minnesota GO
5.00%, 08/01/25	25	29,858
5.00%, 10/01/25	25	29,971
Series D, 5.00%, 08/01/25	100	119,432

		263,229

Mississippi — 0.2%
State of Mississippi GO, 5.00%, 12/01/25	30	36,038

Nebraska — 0.2%
Nebraska Public Power District RB, 5.00%, 01/01/25	45	52,616

Nevada — 2.1%
Clark County School District GOL, Series A, 5.00%, 06/15/25	45	52,731
County of Clark NV GOL
5.00%, 06/01/25	25	29,649
5.00%, 11/01/25	95	113,720
5.00%, 12/01/25	15	17,988
County of Clark NV RB, 5.00%, 07/01/25	60	71,098
State of Nevada GOL, 5.00%, 05/01/25	45	53,268
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	60	71,995
Washoe County School District/NV GOL, 5.00%, 06/01/25	55	64,569

		475,018

New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/25	75	89,357

New Jersey —1.5%
New Jersey Economic Development Authority RB
4.00%, 11/01/25	100	106,377
4.13%, 06/15/25	25	26,701
5.00%, 06/15/25	20	22,539
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/25	55	62,913
New Jersey Turnpike Authority RB, 5.00%, 01/01/25	50	58,579
State of New Jersey GO, 5.00%, 06/01/25	45	52,409

		329,518

New Mexico — 0.3%
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	15	17,827
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/25	50	59,409

		77,236

New York — 7.9%
City of New York NY GO
5.00%, 08/01/25	385	459,163
Series 1, 5.00%, 08/01/25	50	59,650
Metropolitan Transportation Authority RB
5.00%, 11/15/25	100	118,046
Series B, 5.00%, 11/15/25	80	94,437
Series C-1, 5.00%, 11/15/25	25	29,512

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/25 (SAW)	$35	$41,785
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/25	30	35,908
5.00%, 11/01/25	90	108,346
New York City Water & Sewer System RB, 4.00%, 06/15/25	20	22,834
New York State Dormitory Authority RB
5.00%, 02/15/25	10	11,828
5.00%, 03/15/25	125	148,471
5.00%, 07/01/25	30	35,569
5.50%, 03/15/25 (AMBAC)	50	60,557
Series A, 5.00%, 03/15/25	100	118,518
Series B, 5.00%, 02/15/25	50	59,140
Series D, 5.00%, 02/15/25	135	159,679
New York State Urban Development Corp. RB
5.00%, 03/15/25	140	166,097
Series A, 5.00%, 03/15/25	15	17,796
Port Authority of New York & New Jersey RB, 5.00%, 11/15/25	10	12,132
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/25	15	18,177

		1,777,645

North Carolina — 3.4%
City of Charlotte NC COP, 5.00%, 06/01/25	35	41,531
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	65	77,693
County of Forsyth NC GO
5.00%, 07/01/25	55	65,705
5.00%, 12/01/25	100	120,611
County of Iredell NC RB, 5.00%, 12/01/25	25	30,136
County of Wake NC GO, Series C, 5.00%, 03/01/25	20	23,692
State of North Carolina GO
5.00%, 06/01/25	300	357,315
Series A, 5.00%, 06/01/25	50	59,552

		776,235

Ohio — 3.4%
City of Cleveland OH GO, 5.00%, 12/01/25	20	23,847
City of Columbus OH GO
4.00%, 04/01/25	35	39,476
5.00%, 07/01/25	100	119,140
City of Columbus OH GOL, 4.00%, 07/01/25	25	28,313
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/25	115	137,516
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 12/01/25	25	30,118
State of Ohio GO
5.00%, 05/01/25	130	154,374
5.00%, 09/01/25	90	107,575
5.00%, 09/15/25	50	59,815
State of Ohio RB
5.00%, 02/01/25	35	41,085
5.00%, 12/01/25	20	23,916

		765,175

Oklahoma — 1.0%
City of Oklahoma City OK GO, 5.00%, 03/01/25	20	23,595
Grand River Dam Authority RB
4.00%, 06/01/25	20	22,326
5.00%, 06/01/25	25	29,554
Oklahoma Capitol Improvement Authority RB, 4.00%, 07/01/25	30	33,677
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	100	119,076

		228,228

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.2%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/25	$15	$17,895
Portland Community College District GO, 5.00%, 06/15/25	20	23,817

		41,712

Pennsylvania — 2.4%
Commonwealth of Pennsylvania GO
5.00%, 01/01/25	35	40,944
5.00%, 08/15/25	40	47,396
5.00%, 09/15/25	230	273,014
5.00%, 09/15/25 (AGM)	20	23,873
First Series, 5.00%, 08/15/25	35	41,472
County of Bucks PA GO, 5.00%, 06/01/25	15	17,875
Delaware County Authority RB, 5.00%, 12/01/25	35	41,828
Pennsylvania Turnpike Commission RB
5.00%, 06/01/25	10	11,591
5.00%, 12/01/25	40	47,613

		545,606

Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/25	55	64,518
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/25	70	83,920

		148,438

South Carolina — 0.5%
Fort Mill School District No. 4 GO, 5.00%, 03/01/25	100	118,157

Tennessee — 2.2%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	25	30,067
County of Montgomery TN GO, 5.00%, 04/01/25	100	118,452
County of Shelby TN GO, 5.00%, 04/01/25	10	11,845
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	90	105,974
5.00%, 07/01/25	10	11,914
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/25	60	71,484
Tennessee State School Bond Authority RB
5.00%, 11/01/25	30	36,034
5.00%, 11/01/25 (NPFGC)	100	120,112

		505,882

Texas — 11.8%
Alvin Independent School District GO, 5.00%, 02/15/25 (PSF)	50	58,835
Arlington Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	25	29,463
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	65	74,680
City of Arlington TX GOL, 5.00%, 08/15/25	20	23,816
City of Austin TX GOL, 5.00%, 09/01/25	35	41,719
City of Frisco TX GOL, 5.00%, 02/15/25	30	35,319
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/25	25	29,608
City of Houston TX Combined Utility System Revenue RB
0.00%, 12/01/25(a)	20	17,309
5.00%, 11/15/25	25	29,934
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	17,639
City of Plano TX GOL, 5.00%, 09/01/25	70	83,530
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/25	55	64,627
City of San Antonio TX GOL, 5.00%, 08/01/25	70	83,328
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	15	17,669

Security	Par (000)	Value

Texas (continued)
County of Harris TX RB, 5.00%, 08/15/25	$70	$83,263
County of Montgomery TX GO, 5.00%, 03/01/25	50	58,805
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	50	58,926
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	45	53,526
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	40	35,146
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	30	35,180
Katy Independent School District GO, 5.00%, 02/15/25 (PSF)	20	23,534
Keller Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	105	123,807
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	50	58,865
Klein Independent School District GO, 5.00%, 08/01/25 (PSF)	30	35,653
Leander Independent School District GO
0.00%, 08/15/25(a)	75	65,532
0.00%, 08/15/25 (PSF)(a)	20	17,551
Lewisville Independent School District GO, 5.00%, 08/15/25	80	95,314
Lone Star College System GOL, 5.00%, 02/15/25	70	82,411
Lower Colorado River Authority RB, 5.00%, 05/15/25	40	47,215
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	100	118,910
North Texas Municipal Water District RB, 5.00%, 06/01/25	140	165,493
Northside Independent School District GO, 5.00%, 08/15/25 (PSF)	20	23,855
Permanent University Fund — Texas A&M University System RB, 5.00%, 07/01/25	60	71,407
Permanent University Fund — University of Texas System RB, 5.00%, 07/01/25	75	89,355
Round Rock Independent School District GO, 5.00%, 08/01/25 (PSF)	30	35,731
San Antonio Independent School District/TX GO, 5.00%, 08/15/25 (PSF)	70	83,308
San Antonio Water System RB, 5.00%, 05/15/25	60	70,935
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	50	59,670
State of Texas GO
5.00%, 04/01/25	25	29,536
5.00%, 08/01/25	60	71,424
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/25	150	179,325
Texas Water Development Board RB, 5.00%, 10/15/25	75	89,740
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	30	35,301
University of Texas System (The) RB, 5.00%, 08/15/25	50	59,670

		2,665,864

Utah — 0.8%
Davis School District GO, 5.00%, 06/01/25	15	17,856
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	60	71,412
University of Utah (The) RB
4.00%, 08/01/25	20	22,668
5.00%, 08/01/25 (SAP)	25	29,809
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	25	29,619

		171,364

Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	15	17,842

Virginia — 4.2%
City of Richmond VA GO, 5.00%, 07/15/25 (SAW)	35	41,850

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority RB
5.00%, 02/01/25	$40	$47,193
5.00%, 02/01/30 (PR 02/01/25)	300	354,342
Series E, 5.00%, 02/01/25	85	100,184
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	115	136,218
5.00%, 09/15/25	45	53,924
Virginia Public Building Authority RB, 5.00%, 08/01/25	75	89,476
Virginia Public School Authority RB, 5.00%, 03/01/25 (SAW)	55	65,221
Virginia Resources Authority RB
4.00%, 11/01/25	30	34,435
5.00%, 11/01/25	10	12,093

		934,936

Washington — 5.7%
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/25	40	48,045
City of Seattle WA Municipal Light & Power Revenue RB, 5.00%, 04/01/25	45	53,193
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/25	20	23,712
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	60	70,436
City of Vancouver WA GOL, 5.00%, 12/01/25	90	107,744
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	15	17,574
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	60	72,118
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	35	41,973
County of King WA GOL, 5.00%, 12/01/25	35	42,069
County of Kitsap WA GOL, 5.00%, 06/01/25	20	23,757
Energy Northwest RB
5.00%, 07/01/25	50	59,442
Series C, 5.00%, 07/01/25	125	148,604
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	15	18,030
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	60	72,160
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	20	24,039
Port of Tacoma WA RB, 4.00%, 12/01/25	50	56,603
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	40	48,079
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	25	30,049

Security	Par/ Shares (000)	Value

Washington (continued)
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	$10	$12,020
State of Washington COP, 5.00%, 07/01/25	20	23,751
State of Washington GO
0.00%, 12/01/25(a)	90	78,551
5.00%, 02/01/25	35	41,294
5.00%, 08/01/25	140	167,114

		1,280,357

West Virginia — 0.5%
State of West Virginia GO, 5.00%, 06/01/25	40	47,566
West Virginia Commissioner of Highways RB, 5.00%, 09/01/25	60	71,083

		118,649

Wisconsin — 2.1%
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/25	125	148,721
State of Wisconsin GO
4.00%, 11/01/25	30	34,098
5.00%, 05/01/25	85	100,884
Series 2, 5.00%, 11/01/25	135	162,059
Wisconsin Department of Transportation RB, 5.00%, 07/01/25	20	23,777

		469,539

Total Municipal Debt Obligations — 98.4% (Cost: $21,740,449)		22,153,086

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 1.94%(b)(c)	103	103,066

Total Short-Term Investments — 0.5% (Cost: $103,066)		103,066

Total Investments in Securities — 98.9% (Cost: $21,843,515)		22,256,152

Other Assets, Less Liabilities — 1.1%		258,213

Net Assets — 100.0%		$22,514,365

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 11/13/18 (000)	(a)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	—		103	103	$103,066	$1,568	$121		$—

(a)	The Fund commenced operations on November 13, 2018.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$22,153,086	$—	$22,153,086
Money Market Funds	103,066	—	—	103,066

	$103,066	$22,153,086	$—	$22,256,152

See notes to financial statements.

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/26	$20	$24,447

California — 18.4%
El Camino Community College District GO, 0.00%, 08/01/26(a)	50	42,949
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 06/01/30 (Call 06/01/26)	30	36,346
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/26	25	30,877
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/26	25	30,273
Santa Clara Valley Transportation Authority RB, 5.00%, 06/01/26	35	43,311
State of California Department of Water Resources RB, 5.00%, 12/01/27 (Call 12/01/26)	100	124,765
State of California GO
5.00%, 11/01/26	100	122,628
5.00%, 08/01/27 (Call 08/01/26)	100	122,030
5.00%, 08/01/30 (Call 08/01/26)	15	18,034
University of California RB, 5.00%, 05/15/26 (Call 05/15/24)	105	122,915

		694,128

Connecticut — 2.4%
State of Connecticut GO, 5.00%, 09/15/26	50	59,525
State of Connecticut Special Tax Revenue RB, 5.00%, 09/01/28 (Call 09/01/26)	25	29,184

		88,709

Delaware — 2.6%
State of Delaware GO, 5.00%, 02/01/26	80	96,737

Florida — 2.4%
Orange County School Board COP, 5.00%, 08/01/26	50	60,452
School District of Broward County/FL COP, 5.00%, 07/01/26	25	30,143

		90,595

Illinois — 2.9%
State of Illinois GO, Series D, 5.00%, 11/01/26	100	110,062

Louisiana — 0.8%
State of Louisiana GO, 5.00%, 09/01/26	25	30,348

Maryland — 6.5%
State of Maryland Department of Transportation RB, 5.00%, 10/01/28 (Call 10/01/26)	100	121,845
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/27 (Call 06/01/26)	100	121,399

		243,244

Massachusetts — 1.8%
City of Boston MA GO, 4.00%, 03/01/26	60	68,959

Michigan — 1.7%
Michigan State Building Authority RB, Series I, 5.00%, 10/15/30 (Call 10/15/26)	55	65,589

Mississippi — 1.1%
State of Mississippi GO, 5.00%, 10/01/26	35	42,715

New Jersey — 3.0%
New Jersey Economic Development Authority RB, 5.00%, 06/15/26	100	113,689

Security	Par (000)	Value

New York — 17.1%
City of New York NY GO
5.00%, 08/01/26	$100	$121,659
5.00%, 12/01/28 (Call 12/01/26)	50	60,741
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	25	30,453
Metropolitan Transportation Authority RB, 5.00%, 11/15/30 (Call 11/15/26)	130	156,615
New York State Dormitory Authority RB
5.00%, 02/15/29 (Call 08/15/26)	35	42,174
5.00%, 03/15/29 (Call 09/15/26)	50	60,522
Series D, 5.00%, 02/15/28 (Call 08/15/26)	95	115,028
New York State Urban Development Corp. RB
4.00%, 03/15/26	20	22,905
5.00%, 03/15/30 (Call 03/15/26)	30	35,590

		645,687

Pennsylvania — 5.0%
Commonwealth of Pennsylvania GO, 5.00%, 09/15/26	155	187,225

Texas — 16.1%
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/29 (Call 10/01/26)	100	120,937
Crowley Independent School District GO, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	53,276
Lower Colorado River Authority RB, 5.00%, 05/15/26 (Call 05/15/25)	25	29,322
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	25	29,834
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	55	65,549
State of Texas GO
5.00%, 08/01/27 (Call 08/01/26)	95	115,280
5.00%, 04/01/29 (Call 04/01/26)	100	119,661
Texas A&M University RB, 5.00%, 05/15/26	60	72,789

		606,648

Utah — 2.3%
State of Utah GO, 5.00%, 07/01/26	70	85,394

Virginia — 4.0%
City of Richmond VA GO, 5.00%, 03/01/26 (SAW)	30	36,365
Virginia Commonwealth Transportation Board RB, 5.00%, 05/15/26 (Call 05/15/24)	100	115,484

		151,849

Washington — 4.8%
State of Washington GO
5.00%, 02/01/26	25	30,142
5.00%, 08/01/28 (Call 08/01/26)	125	151,295

		181,437

West Virginia — 2.3%
State of West Virginia GO, 0.00%, 11/01/26 (NPFGC)(a)	100	86,239

Wisconsin — 1.1%
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/26	35	42,575

Total Municipal Debt Obligations — 97.0% (Cost: $3,640,982)		3,656,276

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Liquidity Funds: MuniCash, 1.94%(b)(c)	73	$73,285

Total Short-Term Investments — 1.9% (Cost: $73,285)		73,285

Total Investments in Securities — 98.9% (Cost: $3,714,267)		3,729,561

Other Assets, Less Liabilities — 1.1%		40,450

Net Assets — 100.0%		$3,770,011

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/02/19 (000)	(a)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	—		73	73	$73,285	$130	$(5)		$—

(a)	The Fund commenced operations on April 02, 2019.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$3,656,276	$—	$3,656,276
Money Market Funds	73,285	—	—	73,285

	$73,285	$3,656,276	$—	$3,729,561

See notes to financial statements.

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/27	$100	$124,438

California — 10.9%
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/29 (Call 07/01/27)	65	81,121
Los Angeles Department of Water RB, 5.00%, 07/01/30 (Call 01/01/27)	125	153,499
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/27	45	55,444
San Mateo County Community College District GO, 0.00%, 09/01/27 (NPFGC)(a)	25	20,989
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	35	42,926
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	40,056
5.00%, 08/01/30 (Call 08/01/27)	125	153,285

		547,320

Colorado — 0.5%
State of Colorado COP, 5.00%, 03/15/27	20	24,449

Florida — 2.8%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	20	24,147
County of Miami-Dade FL GO, 5.00%, 07/01/27	50	61,689
Palm Beach County School District COP, 5.00%, 08/01/27	45	55,409

		141,245

Georgia — 1.8%
State of Georgia GO, 5.00%, 07/01/27 (Call 01/01/27)	75	92,317

Hawaii — 1.9%
City & County of Honolulu HI GO, 5.00%, 09/01/31 (Call 09/01/27)	30	36,412
State of Hawaii GO, Series FE, 5.00%, 10/01/27 (Call 10/01/26)	50	60,908

		97,320

Illinois — 4.5%
Chicago O’Hare International Airport RB, Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	116,164
State of Illinois GO, 5.00%, 06/01/27 (Call 06/01/26)	100	109,590

		225,754

Kansas — 2.2%
State of Kansas Department of Transportation RB, 5.00%, 09/01/27 (Call 09/01/25)	95	112,611

Louisiana — 1.9%
State of Louisiana GO
5.00%, 10/01/27	25	30,937
Series B, 5.00%, 08/01/27 (Call 08/01/26)	55	66,203

		97,140

Massachusetts — 3.0%
Commonwealth of Massachusetts GOL, 5.00%, 11/01/27	100	124,992
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	25,301

		150,293

Minnesota — 2.4%
State of Minnesota GO, 5.00%, 10/01/31 (Call 10/01/27)	100	122,654

Nevada — 1.4%
County of Clark NV GOL, 5.00%, 06/01/27	15	18,517

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB
5.00%, 07/01/27	$20	$24,591
5.00%, 07/01/30 (Call 07/01/27)	25	30,243

		73,351

New Jersey — 3.5%
New Jersey Economic Development Authority RB, Series A, 4.00%, 11/01/27 (SAP)	50	53,404
New Jersey Turnpike Authority RB, 5.25%, 01/01/27 (AGM)	100	123,904

		177,308

New York — 9.5%
City of New York NY GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	105	129,547
Metropolitan Transportation Authority RB, Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	30,018
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 5.00%, 08/01/29 (Call 08/01/27)	95	116,753
New York City Water & Sewer System RB, 5.00%, 06/15/31 (Call 06/15/27)	25	30,345
New York State Dormitory Authority RB
5.00%, 03/15/27	100	123,168
Series A, 5.00%, 02/15/29 (Call 02/15/27)	40	48,752

		478,583

Ohio — 9.2%
City of Columbus OH GOL, 5.00%, 02/15/28 (Call 02/15/27)	100	123,076
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/30 (Call 02/15/27)	110	132,555
State of Ohio GO
5.00%, 09/01/27	45	55,879
5.00%, 05/01/30 (Call 05/01/27)	100	121,846
State of Ohio RB, 5.00%, 10/01/27	25	30,915

		464,271

Oregon — 2.5%
State of Oregon GO, 5.00%, 08/01/28 (Call 08/01/27)	100	123,808

Pennsylvania — 3.7%
Commonwealth of Pennsylvania GO
5.00%, 02/01/27 (Call 02/01/26)	105	124,637
First Series, 5.00%, 01/01/27	25	30,333
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	25	30,008

		184,978

Rhode Island — 1.9%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/27 (Call 06/15/26)	55	65,563
State of Rhode Island GO, 5.00%, 08/01/29 (Call 08/01/27)	25	30,682

		96,245

Tennessee — 1.5%
Tennessee State School Bond Authority RB, 5.00%, 11/01/27 (NPFGC)	60	75,049

Texas — 10.8%
City of Houston TX Combined Utility System Revenue RB, 5.00%, 11/15/27	40	49,567
City of San Antonio TX GOL, 5.00%, 08/01/27	15	18,560
Conroe Independent School District GO, 5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	35,972
North Texas Municipal Water District RB, 5.00%, 06/01/27	55	67,388
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	30	35,561
Northside Independent School District GO, 5.00%, 08/15/27 (GTD)	30	37,093

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Spring Independent School District GO, 5.00%, 08/15/27 (Call 08/15/26)	$50	$60,302
State of Texas GO, Series A, 5.00%, 10/01/30 (Call 10/01/27)	80	97,717
University of North Texas System RB, 5.00%, 04/15/27	40	48,902
University of Texas System (The) RB, Series E, 5.00%, 08/15/27	75	93,187

		544,249

Utah — 3.1%
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	125	154,984

Virginia — 1.9%
Virginia Commonwealth Transportation Board RB, 5.00%, 05/15/30 (Call 11/15/27)	60	73,898
Virginia Public Building Authority RB, 4.00%, 08/01/27	20	23,292

		97,190

Washington — 9.1%
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/27 (Call 11/01/26)	20	24,386
City of Seattle WA Municipal Light & Power Revenue RB, 5.00%, 04/01/27 (Call 04/01/26)	75	90,152
County of King WA Sewer Revenue RB, 5.00%, 07/01/27 (Call 07/01/26)	20	24,230
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	100	123,118
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	77,247
State of Washington GO, 5.00%, 08/01/31 (Call 08/01/27)	100	120,962

		460,095

West Virginia — 0.5%
West Virginia State School Building Authority Lottery Revenue RB, 5.00%, 07/01/27 (Call 07/01/25)	20	23,483

Security	Par/ Shares (000)	Value

Wisconsin — 4.8%
State of Wisconsin GO
4.00%, 11/01/27 (Call 05/01/26)	$25	$28,332
5.00%, 11/01/31 (Call 05/01/27)	100	120,851
Wisconsin Department of Transportation RB, 5.00%, 07/01/31 (Call 07/01/27)	75	91,040

		240,223

Total Municipal Debt Obligations — 97.8% (Cost: $4,904,679)		4,929,358

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Liquidity Funds: MuniCash, 1.94%(b)(c)	53	52,657

Total Short-Term Investments — 1.1% (Cost: $52,657)		52,657

Total Investments in Securities — 98.9% (Cost: $4,957,336)		4,982,015

Other Assets, Less Liabilities — 1.1%		56,979

Net Assets — 100.0%		$5,038,994

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/09/19 (000)	(a)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss	)(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	—		53	53	$52,657	$184	$(6)		$—

(a)	The Fund commenced operations on April 09, 2019.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$4,929,358	$—	$4,929,358
Money Market Funds	52,657	—	—	52,657

	$52,657	$4,929,358	$—	$4,982,015

See notes to financial statements.

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Arizona — 8.7%
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/28 (Call 07/01/26)	$100	$121,161
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	30,783
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/29 (Call 01/01/28)	55	68,481

		220,425

California — 18.3%
California State Public Works Board RB, Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	30,388
California State University RB, Series A, 5.00%, 11/01/30 (Call 11/01/28)	35	44,214
Los Angeles Department of Water & Power Power System Revenue RB, Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	43,092
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	40	32,314
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	63,080
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	90,355
State of California GO, 5.00%, 08/01/29 (Call 08/01/28)	125	156,909

		460,352

Colorado — 0.7%
Board of Governors of Colorado State University System RB, Series C, 5.00%, 03/01/28	15	18,610

Connecticut — 1.7%
State of Connecticut GO, Series C, 5.00%, 06/15/28	35	42,603

Florida — 7.6%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	12,016
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	25	30,141
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/28 (Call 10/01/27)	50	61,672
Orange County School Board COP, Series C, 5.00%, 08/01/28	45	56,254
State of Florida Department of Transportation RB, 5.00%, 07/01/31 (Call 07/01/28)	25	30,870

		190,953

Hawaii — 1.5%
State of Hawaii GO, Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	36,687

Indiana — 1.0%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	20	25,135

Louisiana — 2.4%
State of Louisiana GO, Series B, 5.00%, 08/01/28 (Call 08/01/26)	50	59,956

Massachusetts — 2.3%
Commonwealth of Massachusetts GOL, Series B, 5.00%, 07/01/28	45	56,793

Michigan — 1.7%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	41,784

Minnesota — 1.1%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	28,663

Security	Par (000)	Value

Mississippi — 2.5%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	$50	$61,890

Nevada — 5.1%
County of Clark NV GOL, 5.00%, 12/01/31 (Call 12/01/28)	75	92,448
County of Washoe NV RB, 5.00%, 02/01/28	30	37,334

		129,782

New York — 10.7%
City of New York NY GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	30,845
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	61,305
New York State Dormitory Authority RB
5.00%, 03/15/28 (Call 09/15/26)	30	36,497
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	49,080
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	73,267
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/28 (Call 06/15/27)	15	18,790

		269,784

North Carolina — 1.0%
State of North Carolina GO, Series A, 5.00%, 06/01/28	20	25,326

Tennessee — 0.7%
Tennessee State School Bond Authority RB, Series A, 5.00%, 11/01/28 (Call 11/01/27)	15	18,644

Texas — 21.9%
Austin Independent School District GO, 5.00%, 08/01/31 (Call 08/01/28) (PSF)	100	123,350
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/28 (Call 11/15/27)	55	67,717
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	92,176
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	60,428
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	55	67,596
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	100	122,438
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	17,927

		551,632

Utah — 1.7%
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	42,685

Washington — 7.9%
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	25	31,562
Energy Northwest RB, 5.00%, 07/01/28	75	94,295
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	12,180
State of Washington GO, Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	60,843

		198,880

Total Municipal Debt Obligations — 98.5% (Cost: $2,463,121)		2,480,584

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 1.94%(b)(c)	13	$12,789

Total Short-Term Investments — 0.5% (Cost: $12,789)		12,789

Total Investments in Securities — 99.0% (Cost: $2,475,910)		2,493,373

Other Assets, Less Liabilities — 1.0%		25,807

Net Assets — 100.0%		$2,519,180

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/16/19 (000)	(a)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	—		13	13	$12,789	$8	$—		$—

(a)	The Fund commenced operations on April 16, 2019.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$2,480,584	$—	$2,480,584
Money Market Funds	12,789	—	—	12,789

	$12,789	$2,480,584	$—	$2,493,373

See notes to financial statements.

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$269,028,088	$279,318,713	$160,385,830	$56,171,212
Affiliated(b)	361,818	1,523,588	1,450,384	120,966
Receivables:
Dividends	381	835	809	511
Interest	3,534,053	3,583,009	2,018,402	661,135

Total assets	272,924,340	284,426,145	163,855,425	56,953,824

LIABILITIES
Payables:
Investments purchased	214,004	1,206,702	1,221,849	—
Investment advisory fees	39,996	41,315	23,553	8,219

Total liabilities	254,000	1,248,017	1,245,402	8,219

NET ASSETS	$272,670,340	$283,178,128	$162,610,023	$56,945,605

NET ASSETS CONSIST OF:
Paid-in capital	$272,285,612	$281,849,296	$160,495,455	$55,726,599
Accumulated earnings	384,728	1,328,832	2,114,568	1,219,006

NET ASSETS	$272,670,340	$283,178,128	$162,610,023	$56,945,605

Shares outstanding	10,650,000	10,950,000	6,400,000	2,200,000

Net asset value	$25.60	$25.86	$25.41	$25.88

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$268,997,696	$278,357,464	$158,508,989	$55,036,519
(b) Investments, at cost — Affiliated	$361,818	$1,523,591	$1,450,384	$120,966

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2019

	iShares iBonds Dec 2025 Term Muni Bond ETF	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$22,153,086	$3,656,276	$4,929,358	$2,480,584
Affiliated(b)	103,066	73,285	52,657	12,789
Receivables:
Dividends	215	130	184	8
Interest	261,300	40,709	57,104	25,972

Total assets	22,517,667	3,770,400	5,039,303	2,519,353

LIABILITIES
Payables:
Investment advisory fees	3,302	389	309	173

Total liabilities	3,302	389	309	173

NET ASSETS	$22,514,365	$3,770,011	$5,038,994	$2,519,180

NET ASSETS CONSIST OF:
Paid-in capital	$22,077,173	$3,750,995	$5,011,093	$2,500,000
Accumulated earnings	437,192	19,016	27,901	19,180

NET ASSETS	$22,514,365	$3,770,011	$5,038,994	$2,519,180

Shares outstanding	850,000	150,000	200,000	100,000

Net asset value	$26.49	$25.13	$25.19	$25.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$21,740,449	$3,640,982	$4,904,679	$2,463,121
(b) Investments, at cost — Affiliated	$103,066	$73,285	$52,657	$12,789

See notes to financial statements.

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,756	$4,412	$3,660	$2,840
Interest — Unaffiliated	2,125,006	2,280,623	1,405,230	459,399

Total investment income	2,128,762	2,285,035	1,408,890	462,239

EXPENSES
Investment advisory fees	227,195	227,343	123,644	36,625

Total expenses	227,195	227,343	123,644	36,625

Net investment income	1,901,567	2,057,692	1,285,246	425,614

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,800)	(7,497)	56	483
Investments — Affiliated	44	(221)	128	(1)

Net realized gain (loss)	(5,756)	(7,718)	184	482

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,640,391	5,364,211	3,736,993	1,363,106
Investments — Affiliated	—	(3)	—	—

Net change in unrealized appreciation (depreciation)	3,640,391	5,364,208	3,736,993	1,363,106

Net realized and unrealized gain	3,634,635	5,356,490	3,737,177	1,363,588

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,536,202	$7,414,182	$5,022,423	$1,789,202

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2019

	iShares iBonds Dec 2025 Term Muni Bond ETF	(a)	iShares iBonds Dec 2026 Term Muni Bond ETF (b)	iShares iBonds Dec 2027 Term Muni Bond ETF (c)	iShares iBonds Dec 2028 Term Muni Bond ETF	(d)

INVESTMENT INCOME
Dividends — Affiliated	$1,568		$130	$184	$8
Interest — Unaffiliated	119,706		3,986	3,353	1,882

Total investment income	121,274		4,116	3,537	1,890

EXPENSES
Investment advisory fees	9,745		389	309	173

Total expenses	9,745		389	309	173

Net investment income	111,529		3,727	3,228	1,717

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(62)		—	—	—
Investments — Affiliated	121		(5)	(6)	—

Net realized gain (loss)	59		(5)	(6)	—

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	412,637		15,294	24,679	17,463

Net change in unrealized appreciation (depreciation)	412,637		15,294	24,679	17,463

Net realized and unrealized gain	412,696		15,289	24,673	17,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$524,225		$19,016	$27,901	$19,180

(a)	For the period from November 13, 2018 (commencement of operations) to April 30, 2019.
(b)	For the period from April 02, 2019 (commencement of operations) to April 30, 2019.
(c)	For the period from April 09, 2019 (commencement of operations) to April 30, 2019.
(d)	For the period from April 16, 2019 (commencement of operations) to April 30, 2019.

See notes to financial statements.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Dec 2021 Term Muni Bond ETF		iShares iBonds Dec 2022 Term Muni Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,901,567	$2,502,048	$2,057,692	$2,925,546
Net realized loss	(5,756)	(7,071)	(7,718)	(3,574)
Net change in unrealized appreciation (depreciation)	3,640,391	(3,847,567)	5,364,208	(4,872,777)

Net increase (decrease) in net assets resulting from operations	5,536,202	(1,352,590)	7,414,182	(1,950,805)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,778,163)	(2,379,884)	(1,940,388)	(2,796,915)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	38,152,667	74,757,120	45,001,261	84,213,367

NET ASSETS
Total increase in net assets	41,910,706	71,024,646	50,475,055	79,465,647
Beginning of period	230,759,634	159,734,988	232,703,073	153,237,426

End of period	$272,670,340	$230,759,634	$283,178,128	$232,703,073

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2023 Term Muni Bond ETF		iShares iBonds Dec 2024 Term Muni Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Period From 03/20/18 to 10/31/18 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,285,246	$1,089,513	$425,614	$138,846
Net realized gain (loss)	184	(2,382)	482	3
Net change in unrealized appreciation (depreciation)	3,736,993	(1,771,587)	1,363,106	(228,413)

Net increase (decrease) in net assets resulting from operations	5,022,423	(684,456)	1,789,202	(89,564)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,189,188)	(960,924)	(373,390)	(107,242)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	42,799,803	92,215,282	31,875,634	23,850,965

NET ASSETS
Total increase in net assets	46,633,038	90,569,902	33,291,446	23,654,159
Beginning of period	115,976,985	25,407,083	23,654,159	—

End of period	$162,610,023	$115,976,985	$56,945,605	$23,654,159

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2025 Term Muni Bond ETF		iShares iBonds Dec 2026 Term Muni Bond ETF		iShares iBonds Dec 2027 Term Muni Bond ETF		iShares iBonds Dec 2028 Term Muni Bond ETF
	Period From 11/13/18 to 04/30/19 (unaudited)	(a)	Period From 04/02/19 to 04/30/19 (unaudited)	(a)	Period From 04/09/19 to 04/30/19 (unaudited)	(a)	Period From 04/16/19 to 04/30/19 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$111,529		$3,727		$3,228		$1,717
Net realized gain (loss)	59		(5)		(6)		—
Net change in unrealized appreciation (depreciation)	412,637		15,294		24,679		17,463

Net increase in net assets resulting from operations	524,225		19,016		27,901		19,180

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	(87,033)		—		—		—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	22,077,173		3,750,995		5,011,093		2,500,000

NET ASSETS
Total increase in net assets	22,514,365		3,770,011		5,038,994		2,519,180
Beginning of period	—		—		—		—

End of period	$22,514,365		$3,770,011		$5,038,994		$2,519,180

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Muni Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16		Period From 09/01/15 to 10/31/15	(a)

Net asset value, beginning of period	$25.22		$25.76		$25.84		$25.47		$25.00

Net investment income(b)	0.19		0.34		0.32		0.32		0.06
Net realized and unrealized gain (loss)(c)	0.37		(0.55)		(0.10)		0.37		0.47

Net increase (decrease) from investment operations	0.56		(0.21)		0.22		0.69		0.53

Distributions(d)
From net investment income	(0.18)		(0.33)		(0.30)		(0.32)		(0.05)
Return of capital	—		—		—		—		(0.01)

Total distributions	(0.18)		(0.33)		(0.30)		(0.32)		(0.06)

Net asset value, end of period	$25.60		$25.22		$25.76		$25.84		$25.47

Total Return
Based on net asset value	2.23	%(e)	(0.83)%		0.86%		2.73%		2.12	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%		0.18%		0.25%		0.30	%(f)

Total expenses after fees waived	0.18	%(f)	0.18%		0.18%		0.18%		0.18	%(f)

Net investment income	1.51	%(f)	1.34%		1.24%		1.23%		1.55	%(f)

Supplemental Data
Net assets, end of period (000)	$272,670		$230,760		$159,735		$68,483		$7,640

Portfolio turnover rate(g)	0	%(e)(h)	0	%(h)	0	%(h)	0	%(h)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Muni Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16		Period From 09/01/15 to 10/31/15	(a)

Net asset value, beginning of period	$25.29		$25.97		$26.12	$25.46		$25.00

Net investment income(b)	0.21		0.39		0.37	0.35		0.07
Net realized and unrealized gain (loss)(c)	0.56		(0.70)		(0.17)	0.67		0.46

Net increase (decrease) from investment operations	0.77		(0.31)		0.20	1.02		0.53

Distributions(d)
From net investment income	(0.20)		(0.37)		(0.35)	(0.36)		(0.07)
Return of capital	—		—		—	—		(0.00	)(e)

Total distributions	(0.20)		(0.37)		(0.35)	(0.36)		(0.07)

Net asset value, end of period	$25.86		$25.29		$25.97	$26.12		$25.46

Total Return
Based on net asset value	3.05	%(f)	(1.18)%		0.78%	4.02%		2.11	%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%		0.18%	0.25%		0.30	%(g)

Total expenses after fees waived	0.18	%(g)	0.18%		0.18%	0.18%		0.18	%(g)

Net investment income	1.63	%(g)	1.52%		1.43%	1.35%		1.77	%(g)

Supplemental Data
Net assets, end of period (000)	$283,178		$232,703		$153,237	$56,164		$5,091

Portfolio turnover rate(h)	0	%(f)(i)	0	%(i)	1%	0	%(i)	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18		Period From 04/11/17 to 10/31/17	(a)

Net asset value, beginning of period	$24.68		$25.41		$25.00

Net investment income(b)	0.23		0.43		0.20
Net realized and unrealized gain (loss)(c)	0.72		(0.78)		0.38

Net increase (decrease)from investment operations	0.95		(0.35)		0.58

Distributions(d)
From net investment income	(0.22)		(0.38)		(0.17)

Total distributions	(0.22)		(0.38)		(0.17)

Net asset value, end of period	$25.41		$24.68		$25.41

Total Return
Based on net asset value	3.87	%(e)	(1.37)%		2.32	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%		0.18	%(f)

Net investment income	1.87	%(f)	1.72%		1.40	%(f)

Supplemental Data
Net assets, end of period (000)	$162,610		$115,977		$25,407

Portfolio turnover rate(g)	0	%(e)	0	%(h)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%

See notes to financial statements.

86	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Period From 03/20/18 to 10/31/18	(a)

Net asset value, beginning of period	$24.90		$24.98

Net investment income(b)	0.27		0.32
Net realized and unrealized gain (loss)(c)	0.95		(0.15)

Net increase from investment operations	1.22		0.17

Distributions(d)
From net investment income	(0.24)		(0.25)

Total distributions	(0.24)		(0.25)

Net asset value, end of period	$25.88		$24.90

Total Return
Based on net asset value	4.94	%(e)	0.70	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18	%(f)

Net investment income	2.09	%(f)	2.08	%(f)

Supplemental Data
Net assets, end of period (000)	$56,946		$23,654

Portfolio turnover rate(g)	0	%(e)(h)	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2025 Term Muni Bond ETF
	Period From 11/13/18 to 04/30/19 (unaudited)	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.25
Net realized and unrealized gain(c)	1.43

Net increase from investment operations	1.68

Distributions
From net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$26.49

Total Return
Based on net asset value	6.75	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)

Net investment income	2.06	%(e)

Supplemental Data
Net assets, end of period (000)	$22,514

Portfolio turnover rate(f)	0	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%

See notes to financial statements.

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2026 Term Muni Bond ETF
	Period From 04/02/19 to 04/30/19 (unaudited)	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.03
Net realized and unrealized gain(c)	0.10

Net increase from investment operations	0.13

Net asset value, end of period	$25.13

Total Return
Based on net asset value	0.52	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)

Net investment income	1.73	%(e)

Supplemental Data
Net assets, end of period (000)	$3,770

Portfolio turnover rate(f)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2027 Term Muni Bond ETF
	Period From 04/09/19 to 04/30/19 (unaudited)	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.03
Net realized and unrealized gain(c)	0.16

Net increase from investment operations	0.19

Net asset value, end of period	$25.19

Total Return
Based on net asset value	0.76	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)

Net investment income	1.88	%(e)

Supplemental Data
Net assets, end of period (000)	$5,039

Portfolio turnover rate(f)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2028 Term Muni Bond ETF
	Period From 04/16/19 to 04/30/19 (unaudited)	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.02
Net realized and unrealized gain(c)	0.17

Net increase from investment operations	0.19

Net asset value, end of period	$25.19

Total Return
Based on net asset value	0.76	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)

Net investment income	1.78	%(e)

Supplemental Data
Net assets, end of period (000)	$2,519

Portfolio turnover rate(f)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Muni Bond	Diversified
iBonds Dec 2022 Term Muni Bond	Diversified
iBonds Dec 2023 Term Muni Bond	Non-diversified
iBonds Dec 2024 Term Muni Bond	Non-diversified
iBonds Dec 2025 Term Muni Bond(a)	Non-diversified
iBonds Dec 2026 Term Muni Bond(b)	Non-diversified
iBonds Dec 2027 Term Muni Bond(c)	Non-diversified
iBonds Dec 2028 Term Muni Bond(d)	Non-diversified

(a)	The Fund commenced operations on November 13, 2018.
(b)	The Fund commenced operations on April 02, 2019.
(c)	The Fund commenced operations on April 09, 2019.
(d)	The Fund commenced operations on April 16, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

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Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

5.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Muni Bond	$41,680,994	$512,627
iBonds Dec 2022 Term Muni Bond	47,997,471	525,646
iBonds Dec 2023 Term Muni Bond	43,710,573	—
iBonds Dec 2024 Term Muni Bond	31,879,969	23,108
iBonds Dec 2025 Term Muni Bond	21,867,348	29,112
iBonds Dec 2026 Term Muni Bond	3,645,280	—
iBonds Dec 2027 Term Muni Bond	4,907,910	—
iBonds Dec 2028 Term Muni Bond	2,464,723	—

There were no in-kind transactions for the six months ended April 30, 2019.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Dec 2021 Term Muni Bond	$9,433
iBonds Dec 2022 Term Muni Bond	8,102
iBonds Dec 2023 Term Muni Bond	2,260

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2021 Term Muni Bond	$269,359,974	$728,940	$(699,008)	$29,932
iBonds Dec 2022 Term Muni Bond	279,881,327	1,414,591	(453,617)	960,974
iBonds Dec 2023 Term Muni Bond	159,959,537	1,942,387	(65,710)	1,876,677
iBonds Dec 2024 Term Muni Bond	55,157,485	1,135,057	(364)	1,134,693
iBonds Dec 2025 Term Muni Bond	21,843,515	412,637	—	412,637
iBonds Dec 2026 Term Muni Bond	3,714,267	15,426	(132)	15,294
iBonds Dec 2027 Term Muni Bond	4,957,336	24,740	(61)	24,679
iBonds Dec 2028 Term Muni Bond	2,475,910	17,463	—	17,463

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed

94	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, regulatory, political or social conditions affecting that state could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2021 Term Muni Bond
Shares sold	1,550,000	$39,427,683	2,950,000	$74,757,120
Shares redeemed	(50,000)	(1,275,016)	—	—

Net increase	1,500,000	$38,152,667	2,950,000	$74,757,120

iBonds Dec 2022 Term Muni Bond
Shares sold	1,750,000	$45,001,261	3,300,000	$84,213,367

iBonds Dec 2023 Term Muni Bond
Shares sold	1,700,000	$42,799,803	3,700,000	$92,215,282

iBonds Dec 2024 Term Muni Bond
Shares sold	1,250,000	$31,875,634	—	$23,850,965

	Period Ended 04/30/19
iShares ETF	Shares	Amount
iBonds Dec 2025 Term Muni Bond
Shares sold	850,000	$22,077,173

iBonds Dec 2026 Term Muni Bond
Shares sold	150,000	$3,750,995

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (unaudited) (continued)

	Period Ended 04/30/19
iShares ETF	Shares	Amount
iBonds Dec 2027 Term Muni Bond
Shares sold	200,000	$5,011,093

iBonds Dec 2028 Term Muni Bond
Shares sold	100,000	$2,500,000

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

96	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares iBonds Dec 2025 Term Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2018, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	97

Board Review and Approval of Investment Advisory Contract (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA( or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

II. iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Muni Bond ETF and iShares iBonds Dec 2028 Term Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 11-12, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

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Board Review and Approval of Investment Advisory Contract (continued)

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	99

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2021 Term Muni Bond	$0.180109	$—	$—	$0.180109	100%	—%	—%		100%
iBonds Dec 2022 Term Muni Bond	0.198452	—	—	0.198452	100	—	—		100
iBonds Dec 2023 Term Muni Bond(a)	0.221176	—	0.000303	0.221479	100	—	0	(b)	100
iBonds Dec 2024 Term Muni Bond(a)	0.240682	—	0.004077	0.244759	98	—	2		100
iBonds Dec 2025 Term Muni Bond(a)	0.179445	—	0.013740	0.193185	93	—	7		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	101

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	103

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
▶	iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX
▶	iShares Fallen Angels USD Bond ETF | FALN | NASDAQ
▶	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF | HYXE | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF

Investment Objective

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.07%	5.92%	3.72%	4.00%	5.92%	20.04%	24.30%
Fund Market	4.33	5.95	3.69	4.04	5.95	19.89	24.55
Index	4.15	6.09	3.98	4.25	6.09	21.54	25.98

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.70	$1.52		$1,000.00	$1,023.30	$1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.8%
Ba	41.1
B	38.4
Caa	15.6
Ca	1.0
C	0.3
Not Rated	1.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	5.4%
1-2 Years	10.7
2-3 Years	21.8
3-4 Years	33.0
4-5 Years	29.0
6-7 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF

Investment Objective

The iShares Broad USD HighYield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofAML U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.60%	6.67%	4.04%	6.67%	6.18%
Fund Market	5.86	6.48	4.23	6.48	6.48
Index	5.55	6.71	4.23	6.71	6.48

The inception date of the Fund was 10/25/17. The first day of secondary market trading was 10/26/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,056.00	$0.97	$1,000.00	$1,023.90	$0.95	0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Baa	1.5%
Ba	42.3
B	39.8
Caa	14.2
Ca	0.7
C	0.1
Not Rated	1.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	0.4%
1-5 Years	38.5
5-10 Years	55.8
10-15 Years	2.1
15-20 Years	1.2
More than 20 Years	2.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2019	iShares® Fallen Angels USD Bond ETF

Investment Objective

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.11%	5.42%	8.36%	5.42%	26.00%
Fund Market	5.62	6.29	8.52	6.29	26.55
Index	5.27	5.60	8.59	5.60	26.76

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,051.10	$1.27		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	4.6%
Ba	62.6
B	17.8
Caa	10.9
Not Rated	4.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	1.0%
1-5 Years	39.4
5-10 Years	24.5
10-15 Years	11.8
15-20 Years	10.4
More than 20 Years	12.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of U.S. dollar-denominated, high yield corporate bonds that excludes those issued by companies in the oil and gas sector, as represented by the Markit iBoxx® USD Liquid High Yield ex-Oil and Gas Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.24%	7.81%	6.97%	7.81%	21.41%
Fund Market	6.33	8.42	7.17	8.42	22.06
Index	6.60	8.34	7.39	8.34	22.78

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,062.40	$2.56		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.6%
Ba	41.3
B	42.0
Caa	11.9
Ca	0.9
C	0.3
Not Rated	2.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.5%
1-5 Years	42.6
5-10 Years	56.1
10-15 Years	0.3
More than 20 Years	0.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Clear Channel International BV, 8.75%, 12/15/20 (Call 05/31/19)(a)	$1,920	$1,969,260
Lamar Media Corp. 5.00%, 05/01/23 (Call 05/31/19)(b)	3,456	3,510,671
5.38%, 01/15/24 (Call 05/31/19)(b)	200	205,129
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 02/15/22 (Call 05/31/19)(b)	3,400	3,443,808
5.63%, 02/15/24 (Call 05/31/19)(b)	3,050	3,140,865

		12,269,733

Aerospace & Defense — 1.9%
Arconic Inc. 5.40%, 04/15/21 (Call 01/15/21)	7,267	7,494,094
5.87%, 02/23/22(b)	3,641	3,821,912
6.15%, 08/15/20	5,150	5,318,663
Bombardier Inc. 5.75%, 03/15/22(a)(b)	3,120	3,162,728
6.00%, 10/15/22 (Call 05/31/19)(a)(b)	7,122	7,139,805
6.13%, 01/15/23(a)(b)	7,262	7,272,815
8.75%, 12/01/21(a)	7,588	8,394,225
TransDigm Inc., 6.00%, 07/15/22 (Call 05/31/19)	6,744	6,845,160
Triumph Group Inc., 4.88%, 04/01/21 (Call 05/31/19)	2,398	2,368,025

		51,817,427

Agriculture — 0.1%
Pyxus International Inc., 9.88%, 07/15/21
(Call 05/31/19)(b)	3,771	3,356,190

Airlines — 0.6%
Air Canada, 7.75%, 04/15/21(a)	2,569	2,751,699
American Airlines Group Inc. 4.63%, 03/01/20(a)(b)	2,949	2,966,723
5.50%, 10/01/19(a)	4,371	4,401,597
United Continental Holdings Inc., 4.25%, 10/01/22(b)	2,327	2,349,106
Virgin Australia Holdings Ltd. 7.88%, 10/15/21(a)	2,056	2,108,414
8.50%, 11/15/19(a)(b)	2,390	2,438,995

		17,016,534

Auto Manufacturers — 1.2%
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 05/31/19)(a)(b)	2,338	2,330,983
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(a)(b)	4,465	4,739,279
Fiat Chrysler Automobiles NV 4.50%, 04/15/20(b)	8,458	8,521,435
5.25%, 04/15/23	9,259	9,661,651
Jaguar Land Rover Automotive PLC 3.50%, 03/15/20 (Call 12/15/19)(a)(b)	3,135	3,096,988
4.25%, 11/15/19 (Call 08/15/19)(a)(b)	3,198	3,193,669
5.63%, 02/01/23 (Call 05/31/19)(a)(b)	2,813	2,807,725

		34,351,730

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 05/31/19)(b)	2,749	2,813,904
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 05/31/19)(b)	5,973	6,053,337
Meritor Inc., 6.25%, 02/15/24 (Call 05/31/19)(b)	3,300	3,401,079
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	2,254	2,193,142

		14,461,462

Security	Par (000)	Value

Banks — 0.6%
CIT Group Inc. 4.13%, 03/09/21 (Call 02/09/21)(b)	$2,928	$2,970,794
4.75%, 02/16/24 (Call 11/16/23)	3,269	3,380,629
5.00%, 08/15/22(b)	6,713	7,002,498
5.00%, 08/01/23	4,208	4,396,308

		17,750,229

Beverages — 0.1%
Ajecorp BV, 6.50%, 05/14/22 (Call 05/31/19)(a)(b)	2,121	1,855,212

Building Materials — 0.7%
Griffon Corp., 5.25%, 03/01/22 (Call 05/31/19)	5,995	5,979,076
Masonite International Corp., 5.63%, 03/15/23
(Call 05/31/19)(a)(b)	3,538	3,630,872
Omnimax International Inc., 12.00%, 08/15/20
(Call 05/16/19)(a)	2,602	2,650,788
Standard Industries Inc./NJ, 5.50%, 02/15/23
(Call 05/31/19)(a)	3,149	3,208,044
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/16/19)	4,475	4,568,096

		20,036,876

Chemicals — 2.2%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	6,482	6,635,947
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	3,616	4,040,039
CF Industries Inc. 3.45%, 06/01/23	4,595	4,486,652
7.13%, 05/01/20	2,863	2,973,047
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/31/19)	5,246	5,434,594
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	3,903	4,091,877
INVISTA Finance LLC, 4.25%, 10/15/19(a)(b)	4,811	4,823,028
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(a)(b)	2,337	2,445,963
Momentive Performance Materials Inc., 3.88%, 10/24/21 (Call 05/31/19)	3,321	3,681,744
MPM Escrow LLC, 8.88%, 10/15/20(c)(d)(e)	2,760	—
NOVA Chemicals Corp., 5.25%, 08/01/23
(Call 05/31/19)(a)	3,062	3,087,426
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	3,475	3,637,443
PolyOne Corp., 5.25%, 03/15/23(b)	3,381	3,524,693
PQ Corp., 6.75%, 11/15/22 (Call 05/31/19)(a)(b)	3,751	3,887,760
TPC Group Inc., 8.75%, 12/15/20 (Call 05/31/19)(a)	4,996	4,946,040
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	4,291	4,441,185

		62,137,438

Coal — 0.2%
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(a)	2,202	1,698,623
Peabody Energy Corp., 6.00%, 03/31/22 (Call 05/31/19)(a)	2,506	2,541,460

		4,240,083

Commercial Services — 3.7%
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/31/19)(a)(b)	3,314	2,961,542
APX Group Inc. 7.63%, 09/01/23 (Call 09/01/19)(b)	2,384	2,096,017
7.88%, 12/01/22 (Call 05/31/19)	5,285	5,285,413
8.75%, 12/01/20 (Call 05/31/19)	3,728	3,672,080
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 5.50%, 04/01/23 (Call 05/31/19)(b)	4,160	4,237,251
6.38%, 04/01/24 (Call 05/31/19)(a)	2,000	2,077,917

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global A&T Electronics Ltd., 8.50%, 01/12/23 (Call 05/30/19)	$3,377	$3,226,618
Herc Rentals Inc., 7.50%, 06/01/22 (Call 06/01/19)(a)(b)	2,575	2,682,081
Hertz Corp. (The) 5.88%, 10/15/20 (Call 05/31/19)	4,230	4,224,712
6.25%, 10/15/22 (Call 05/31/19)(b)	2,940	2,862,825
7.38%, 01/15/21 (Call 05/31/19)	2,714	2,714,182
7.63%, 06/01/22 (Call 06/01/19)(a)(b)	7,309	7,541,974
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/31/19)(a)(b)	6,731	6,854,401
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(a)(b)	2,830	2,977,438
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/16/19)(a)(b)	2,284	2,111,130
NESCO LLC/NESCO Finance Corp., 6.88%, 02/15/21 (Call 05/31/19)(a)	2,416	2,392,784
Nielsen Co Luxembourg SARL/The, 5.50%, 10/01/21 (Call 05/31/19)(a)	3,791	3,811,495
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20 (Call 05/31/19)(b)	4,585	4,588,787
5.00%, 04/15/22 (Call 05/31/19)(a)(b)	13,298	13,214,887
Prime Security Services Borrower LLC/Prime Finance Inc. 5.25%, 04/15/24(a)	3,605	3,615,944
9.25%, 05/15/23 (Call 05/31/19)(a)	7,868	8,292,479
Service Corp. International/U.S., 5.38%, 01/15/22 (Call 05/31/19)	2,394	2,414,947
United Rentals North America Inc., 4.63%, 07/15/23 (Call 05/31/19)	5,936	6,039,880
WEX Inc., 4.75%, 02/01/23 (Call 05/31/19)(a)(b)	2,220	2,227,909

		102,124,693

Computers — 2.2%
Dell Inc. 4.63%, 04/01/21	2,312	2,354,633
5.88%, 06/15/19	3,189	3,197,526
Dell International LLC/EMC Corp., 5.88%, 06/15/21 (Call 05/16/19)(a)	8,845	8,992,467
EMC Corp. 2.65%, 06/01/20(b)	11,298	11,223,299
3.38%, 06/01/23 (Call 03/01/23)	5,907	5,782,267
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	6,032	6,089,896
Harland Clarke Holdings Corp. 8.38%, 08/15/22 (Call 05/31/19)(a)	4,867	4,304,253
9.25%, 03/01/21 (Call 05/31/19)(a)(b)	3,960	4,029,300
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	2,637	2,676,291
NCR Corp. 4.63%, 02/15/21 (Call 05/31/19)(b)	2,794	2,791,143
5.00%, 07/15/22 (Call 05/31/19)(b)	3,517	3,529,289
5.88%, 12/15/21 (Call 05/31/19)(b)	2,384	2,412,253
6.38%, 12/15/23 (Call 05/31/19)(b)	3,888	3,993,827

		61,376,444

Cosmetics & Personal Care — 0.8%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	2,898	3,006,511
Avon Products Inc. 6.60%, 03/15/20	2,314	2,358,125
7.00%, 03/15/23(b)	3,227	3,237,084

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co. 4.70%, 05/19/21	$3,523	$3,599,735
4.70%, 05/24/22	2,985	3,082,013
First Quality Finance Co. Inc., 4.63%, 05/15/21 (Call 05/31/19)(a)(b)	4,059	4,058,436
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 05/31/19)(b)	2,679	2,424,495

		21,766,399

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc., 5.75%, 12/15/23 (Call 05/31/19)(a)(b)	2,180	2,263,385
Global Partners LP/GLP Finance Corp., 6.25%, 07/15/22 (Call 05/31/19)	2,506	2,524,795
LKQ Corp., 4.75%, 05/15/23 (Call 05/31/19)(b)	3,862	3,897,965
Univar USA Inc., 6.75%, 07/15/23 (Call 05/13/19)(a)(b)	2,600	2,658,500

		11,344,645

Diversified Financial Services — 6.0%
Ally Financial Inc. 3.75%, 11/18/19	4,635	4,646,253
4.13%, 03/30/20(b)	4,641	4,670,006
4.13%, 02/13/22	3,836	3,885,333
4.25%, 04/15/21	3,673	3,722,848
4.63%, 05/19/22(b)	2,717	2,783,894
7.50%, 09/15/20	2,436	2,570,281
8.00%, 03/15/20(b)	5,257	5,473,851
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(a)(b)	2,116	2,123,053
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)	3,124	3,288,010
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22 (Call 05/31/19)	7,998	8,109,223
6.00%, 08/01/20 (Call 05/31/19)	8,676	8,735,647
6.25%, 02/01/22 (Call 05/31/19)	6,966	7,170,661
6.75%, 02/01/24 (Call 02/01/20)(b)	3,220	3,375,321
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 04/15/22 (Call 05/31/19)(a)(b)	2,985	3,029,464
7.38%, 04/01/20 (Call 05/31/19)(a)	3,298	3,304,596
7.50%, 04/15/21 (Call 05/31/19)(a)	2,537	2,588,374
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)(b)	3,217	3,297,425
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)(b)	5,547	5,588,602
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 05/31/19)	3,259	3,265,657
Navient Corp. 4.88%, 06/17/19(b)	3,951	3,962,112
5.00%, 10/26/20	2,820	2,865,042
5.50%, 01/25/23(b)	5,826	5,941,306
5.88%, 03/25/21	3,801	3,931,263
6.13%, 03/25/24(b)	5,150	5,275,121
6.50%, 06/15/22	5,888	6,211,840
6.63%, 07/26/21	4,285	4,500,589
7.25%, 01/25/22	4,313	4,620,301
7.25%, 09/25/23	3,155	3,415,288
8.00%, 03/25/20	8,620	8,937,798
Springleaf Finance Corp. 5.63%, 03/15/23(b)	5,407	5,621,897
6.13%, 05/15/22	5,803	6,136,963
6.13%, 03/15/24 (Call 09/15/23)(b)	5,315	5,611,477
7.75%, 10/01/21	3,743	4,065,834
8.25%, 12/15/20	5,743	6,182,848

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	$2,572	$2,433,434
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(a)(b)	2,987	3,086,766
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(a)(b)	2,859	2,937,623

		167,366,001

Electric — 1.3%
AES Corp./VA 4.00%, 03/15/21	2,762	2,790,569
4.50%, 03/15/23 (Call 03/15/20)	2,873	2,910,613
4.88%, 05/15/23 (Call 05/31/19)(b)	4,295	4,351,773
Calpine Corp. 5.38%, 01/15/23 (Call 05/31/19)(b)	7,291	7,336,569
5.50%, 02/01/24 (Call 05/31/19)	3,936	3,911,803
5.88%, 01/15/24 (Call 05/31/19)(a)(b)	2,831	2,896,875
6.00%, 01/15/22 (Call 05/31/19)(a)(b)	4,017	4,065,539
InterGen NV, 7.00%, 06/30/23 (Call 05/31/19)(a)(b)	2,168	1,991,850
Talen Energy Supply LLC, 9.50%, 07/15/22 (Call 07/15/20)(a)(b)	2,464	2,674,467
Vistra Energy Corp., 5.88%, 06/01/23 (Call 05/31/19)	3,195	3,261,198

		36,191,256

Electrical Components & Equipment — 0.1%
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 05/31/19)	3,010	3,047,437

Electronics — 0.7%
ADT Security Corp. (The) 3.50%, 07/15/22	5,503	5,334,356
4.13%, 06/15/23	3,890	3,804,887
6.25%, 10/15/21	5,805	6,100,765
Sanmina Corp., 4.38%, 06/01/19(a)(b)	2,240	2,243,319
Sensata Technologies BV, 4.88%, 10/15/23(a)	2,935	3,048,823

		20,532,150

Energy – Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 05/31/19)	2,188	2,283,041
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(a)	2,000	2,057,849
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	3,016	2,980,185

		7,321,075

Engineering & Construction — 0.1%
MasTec Inc., 4.88%, 03/15/23 (Call 05/31/19)	2,630	2,663,971

Entertainment — 1.4%
Cinemark USA Inc. 4.88%, 06/01/23 (Call 05/31/19)	4,399	4,444,485
5.13%, 12/15/22 (Call 05/31/19)	2,459	2,497,422
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	3,300	3,424,781
Eldorado Resorts Inc., 7.00%, 08/01/23 (Call 05/31/19)	2,240	2,341,173
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)(b)	8,547	8,925,552
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(a)(b)	2,400	2,580,000
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(a)	2,860	2,990,073
National CineMedia LLC, 6.00%, 04/15/22 (Call 05/31/19)(b)	2,576	2,603,164

Security	Par (000)	Value

Entertainment (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 05/31/19)(a)(b)	$2,632	$2,668,670
Scientific Games International Inc., 10.00%, 12/01/22 (Call 05/31/19)	6,572	6,933,460

		39,408,780

Environmental Control — 0.5%
Clean Harbors Inc., 5.13%, 06/01/21 (Call 05/31/19)	4,688	4,700,418
Covanta Holding Corp., 5.88%, 03/01/24 (Call 05/31/19)	1,050	1,082,047
GFL Environmental Inc. 5.38%, 03/01/23 (Call 03/01/20)(a)	2,206	2,148,155
5.63%, 05/01/22 (Call 05/31/19)(a)(b)	2,327	2,311,802
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 05/31/19)(a)(b)	3,252	3,260,130

		13,502,552

Food — 1.0%
B&G Foods Inc., 4.63%, 06/01/21 (Call 05/31/19)(b)	4,323	4,322,254
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 05/31/19)(a)(b)	2,480	2,482,857
Dean Foods Co., 6.50%, 03/15/23 (Call 05/31/19)(a)	3,632	1,924,960
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/31/19)(a)	4,330	3,319,811
Ingles Markets Inc., 5.75%, 06/15/23 (Call 05/31/19)(b)	4,538	4,610,565
JBS Investments GmbH, 6.25%, 02/05/23 (Call 05/31/19)(a)	5,000	5,075,000
TreeHouse Foods Inc. 4.88%, 03/15/22 (Call 05/31/19)	2,209	2,226,554
6.00%, 02/15/24 (Call 05/31/19)(a)(b)	2,774	2,891,895

		26,853,896

Food Service — 0.2%
Aramark Services Inc., 5.13%, 01/15/24 (Call 05/31/19)	4,916	5,076,479

Forest Products & Paper — 0.2%
Cascades Inc., 5.50%, 07/15/22 (Call 05/31/19)(a)(b)	2,752	2,778,475
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/31/19)	2,355	2,371,603

		5,150,078

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/31/19)(a)(b)	1,620	1,577,475
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	4,207	4,376,818
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	2,180	2,181,363
Southern Star Central Corp., 5.13%, 07/15/22 (Call 05/31/19)(a)	2,675	2,698,941

		10,834,597

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	3,695	3,842,800

Health Care – Products — 1.3%
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 05/31/19)(a)(b)	2,725	2,824,604
Immucor Inc., 11.13%, 02/15/22 (Call 05/31/19)(a)(b)	1,859	1,898,407
Kinetic Concepts Inc./KCI USA Inc. 7.88%, 02/15/21 (Call 05/16/19)(a)	3,093	3,162,593
12.50%, 11/01/21 (Call 05/31/19)(a)	2,869	3,103,573
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	2,898	2,060,478
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 04/15/20 (Call 05/31/19)(a)	4,144	4,061,120
5.63%, 10/15/23 (Call 05/31/19)(a)(b)	4,647	3,659,513

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
5.75%, 08/01/22 (Call 05/31/19)(a)(b)	$4,691	$4,353,834
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/31/19)(a)(b)	7,837	7,680,260
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 05/31/19)(a)(b)	2,558	2,585,978

		35,390,360

Health Care – Services — 6.7%
Acadia Healthcare Co. Inc. 5.63%, 02/15/23 (Call 05/31/19)(b)	3,829	3,867,290
6.50%, 03/01/24 (Call 05/31/19)(b)	2,150	2,213,156
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/31/19)(a)(b)	1,960	1,801,612
Centene Corp. 4.75%, 05/15/22 (Call 05/31/19)	6,126	6,243,374
5.63%, 02/15/21 (Call 05/31/19)	7,485	7,601,414
6.13%, 02/15/24 (Call 05/31/19)	5,350	5,598,871
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 05/31/19)(b)	5,684	5,621,387
6.25%, 03/31/23 (Call 03/31/20)	18,014	17,563,650
6.88%, 02/01/22 (Call 05/31/19)(b)	13,400	8,743,500
8.63%, 01/15/24 (Call 01/15/21)(a)	5,892	5,989,484
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	10,165	8,266,055
DaVita Inc., 5.75%, 08/15/22 (Call 05/31/19)(b)	7,228	7,345,881
HCA Healthcare Inc., 6.25%, 02/15/21	5,563	5,834,589
HCA Inc. 4.25%, 10/15/19(b)	2,133	2,146,901
5.88%, 05/01/23(b)	7,302	7,827,697
6.50%, 02/15/20	1,993	2,045,577
7.50%, 02/15/22	11,558	12,700,638
MEDNAX Inc., 5.25%, 12/01/23 (Call 05/31/19)(a)(b)	4,968	5,061,150
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	4,332	4,516,110
Quorum Health Corp., 11.63%, 04/15/23 (Call 05/31/19)(b)	2,316	2,000,134
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/31/19)(a)	4,721	5,026,390
Select Medical Corp., 6.38%, 06/01/21 (Call 05/31/19)	4,218	4,227,392
Tenet Healthcare Corp. 4.38%, 10/01/21	5,875	5,941,427
4.50%, 04/01/21	4,869	4,935,949
4.75%, 06/01/20	2,715	2,749,574
6.00%, 10/01/20	10,119	10,460,516
6.75%, 06/15/23(b)	10,892	11,110,813
8.13%, 04/01/22	16,354	17,489,949

		184,930,480

Holding Companies – Diversified — 0.3%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	2,943	3,039,295
Stena AB, 7.00%, 02/01/24(a)	2,700	2,592,937
Stena International SA, 5.75%, 03/01/24(a)	2,000	1,940,391

		7,572,623

Home Builders — 2.7%
Beazer Homes USA Inc., 8.75%, 03/15/22 (Call 05/16/19)	3,185	3,327,911
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 05/31/19)(a)	3,095	3,107,573
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 05/31/19)(a)(b)	2,927	2,976,302
Century Communities Inc., 6.88%, 05/15/22 (Call 05/31/19)(b)	2,437	2,484,809

Security	Par (000)	Value

Home Builders (continued)
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/19)(a)	$2,137	$1,872,546
KB Home 7.00%, 12/15/21 (Call 09/15/21)	2,637	2,833,075
7.50%, 09/15/22	1,997	2,189,549
7.63%, 05/15/23 (Call 11/15/22)(b)	2,003	2,206,093
8.00%, 03/15/20(b)	1,865	1,941,271
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	3,547	3,587,671
4.50%, 06/15/19 (Call 05/31/19)	2,592	2,597,022
4.50%, 11/15/19 (Call 08/15/19)(b)	3,377	3,385,443
4.50%, 04/30/24 (Call 01/31/24)(b)	3,700	3,774,000
4.75%, 04/01/21 (Call 02/01/21)	2,796	2,852,939
4.75%, 11/15/22 (Call 08/15/22)	3,538	3,633,968
4.88%, 12/15/23 (Call 09/15/23)	2,550	2,642,872
8.38%, 01/15/21	2,149	2,325,621
Mattamy Group Corp., 6.88%, 12/15/23 (Call 12/15/19)(a)(b)	2,730	2,836,167
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	4,204	4,264,533
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 05/31/19)(a)(b)	2,094	2,094,785
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/31/19)	2,266	2,341,612
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 5.25%, 04/15/21 (Call 05/31/19)(a)(b)	2,945	2,952,708
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	1,800	1,831,125
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	2,043	2,104,716
Toll Brothers Finance Corp. 4.38%, 04/15/23 (Call 01/15/23)	2,225	2,266,437
5.88%, 02/15/22 (Call 11/15/21)	2,305	2,440,419
TRI Pointe Group Inc./TRI Pointe Homes Inc., 4.38%, 06/15/19	2,338	2,340,266
William Lyon Homes Inc., 7.00%, 08/15/22 (Call 05/31/19)	2,330	2,346,674

		75,558,107

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 05/31/19)(b)	2,690	2,721,383

Household Products & Wares — 0.5%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 05/31/19)(b)	2,658	2,773,113
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 05/31/19)(a)(b)	5,157	4,602,622
Prestige Brands Inc. 5.38%, 12/15/21 (Call 05/31/19)(a)(b)	2,344	2,360,182
6.38%, 03/01/24 (Call 05/31/19)(a)(b)	4,513	4,646,774

		14,382,691

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 05/16/19)(b)	2,575	2,682,617

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)(b)	4,400	4,592,500
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 05/13/19)(a)	4,266	4,377,983
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)(b)	2,880	2,424,000

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Genworth Holdings Inc. 4.80%, 02/15/24(b)	$2,155	$1,794,172
4.90%, 08/15/23	2,090	1,771,275
7.20%, 02/15/21	2,439	2,383,800
7.63%, 09/24/21	3,815	3,723,996
7.70%, 06/15/20	2,221	2,226,553
MGIC Investment Corp., 5.75%, 08/15/23(b)	2,797	2,999,533

		26,293,812

Internet — 1.2%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)(b)	2,830	2,924,481
EIG Investors Corp., 10.88%, 02/01/24 (Call 05/31/19)(b)	1,900	2,025,875
Netflix Inc. 5.38%, 02/01/21(b)	2,664	2,768,943
5.50%, 02/15/22(b)	4,335	4,562,858
5.75%, 03/01/24(b)	2,350	2,522,684
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)	2,234	2,249,533
4.20%, 09/15/20	4,213	4,260,396
VeriSign Inc., 4.63%, 05/01/23 (Call 05/31/19)	4,079	4,149,363
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 05/31/19)(b)	8,594	8,740,470

		34,204,603

Iron & Steel — 0.8%
AK Steel Corp. 7.50%, 07/15/23 (Call 07/15/19)	2,723	2,800,662
7.63%, 10/01/21 (Call 05/31/19)(b)	2,486	2,479,929
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	3,252	3,335,163
7.88%, 08/15/23 (Call 05/15/23)	3,005	3,252,041
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	2,431	2,453,284
Steel Dynamics Inc. 5.13%, 10/01/21 (Call 05/31/19)	4,058	4,085,645
5.25%, 04/15/23 (Call 05/31/19)	2,579	2,622,360

		21,029,084

Leisure Time — 0.7%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 05/31/19)(a)(b)	2,900	2,923,336
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(a)(b)	2,402	2,430,524
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 05/31/19)(a)(b)	2,900	2,983,828
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 05/31/19)(a)	3,385	3,427,312
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 05/31/19)(a)(b)	2,944	3,005,272
5.38%, 04/15/23 (Call 05/31/19)(a)	3,319	3,390,151
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 05/31/19)(b)	1,996	1,841,310

		20,001,733

Lodging — 1.6%
Boyd Gaming Corp., 6.88%, 05/15/23 (Call 05/16/19)	4,284	4,440,531
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	3,341	3,328,471
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 05/31/19)(a)	4,375	4,516,367
MGM Resorts International 6.00%, 03/15/23	7,557	8,066,625
6.63%, 12/15/21(b)	7,618	8,171,411
7.75%, 03/15/22	5,943	6,590,617
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	2,217	2,188,208
4.25%, 03/01/22 (Call 12/01/21)	4,055	4,062,984

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	$3,051	$3,028,621

		44,393,835

Machinery — 0.1%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)(b)	2,036	1,992,655

Manufacturing — 0.3%
Amsted Industries Inc., 5.00%, 03/15/22 (Call 05/31/19)(a)	2,996	3,014,725
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 05/16/19)(a)(b)	3,779	3,789,015
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	2,694	2,790,214

		9,593,954

Media — 8.9%
Altice Financing SA, 6.63%, 02/15/23 (Call 05/31/19)(a)(b)	11,787	12,081,675
Altice Finco SA, 8.13%, 01/15/24 (Call 05/31/19)(a)	2,362	2,439,946
Altice Luxembourg SA, 7.75%, 05/15/22 (Call 05/31/19)(a)(b)	17,471	17,798,581
AMC Networks Inc. 4.75%, 12/15/22 (Call 05/31/19)	3,865	3,909,596
5.00%, 04/01/24 (Call 04/01/20)	1,932	1,958,565
Cable One Inc., 5.75%, 06/15/22 (Call 05/31/19)(a)	2,642	2,688,877
Cablevision Systems Corp. 5.88%, 09/15/22(b)	3,825	3,988,264
8.00%, 04/15/20	2,933	3,053,986
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/19)(a)(b)	3,484	3,490,515
5.13%, 02/15/23 (Call 05/31/19)	5,866	5,964,822
5.13%, 05/01/23 (Call 05/31/19)(a)	6,816	6,986,400
5.25%, 03/15/21 (Call 05/31/19)	2,449	2,459,332
5.25%, 09/30/22 (Call 05/31/19)	6,588	6,692,039
5.75%, 09/01/23 (Call 05/31/19)	2,850	2,911,750
5.75%, 01/15/24 (Call 05/31/19)	5,351	5,488,119
5.88%, 04/01/24 (Call 05/31/19)(a)	7,835	8,179,270
Clear Channel Worldwide Holdings Inc. 9.25%, 02/15/24 (Call 02/15/21)(a)(b)	13,071	14,067,664
Series A, 6.50%, 11/15/22 (Call 05/31/19)	3,820	3,896,400
Series B, 6.50%, 11/15/22 (Call 05/31/19)(b)	10,310	10,554,863
CSC Holdings LLC 5.13%, 12/15/21 (Call 05/13/19)(a)	7,071	7,084,058
5.38%, 07/15/23 (Call 05/13/19)(a)(b)	6,611	6,762,608
6.75%, 11/15/21	5,817	6,224,190
DISH DBS Corp. 5.00%, 03/15/23(b)	8,668	7,946,223
5.13%, 05/01/20	6,359	6,406,540
5.88%, 07/15/22(b)	11,207	10,913,601
6.75%, 06/01/21(b)	11,857	12,241,611
7.88%, 09/01/19	7,571	7,665,638
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 05/31/19)(a)	2,288	2,345,925
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 05/31/19)(a)(b)	3,210	3,348,208
Nexstar Broadcasting Inc., 5.88%, 11/15/22 (Call 05/13/19)(b)	2,535	2,598,613
Quebecor Media Inc., 5.75%, 01/15/23	5,254	5,499,018
Sinclair Television Group Inc. 5.38%, 04/01/21 (Call 05/16/19)	3,218	3,225,112
6.13%, 10/01/22 (Call 05/16/19)(b)	3,128	3,186,650
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(a)	5,813	5,820,266
4.63%, 05/15/23 (Call 05/31/19)(a)(b)	2,996	3,022,215

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TEGNA Inc. 4.88%, 09/15/21 (Call 05/31/19)(a)	$2,016	$2,028,600
5.13%, 07/15/20 (Call 05/31/19)	3,218	3,238,113
6.38%, 10/15/23 (Call 05/31/19)(b)	3,951	4,088,139
Tribune Media Co., 5.88%, 07/15/22 (Call 05/13/19)	5,900	6,004,725
Univision Communications Inc. 5.13%, 05/15/23 (Call 05/31/19)(a)(b)	7,051	6,787,573
6.75%, 09/15/22 (Call 05/31/19)(a)	1,759	1,794,180
Urban One Inc., 7.38%, 04/15/22 (Call 05/31/19)(a)	2,030	1,998,979
Videotron Ltd., 5.00%, 07/15/22(b)	4,432	4,595,304
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	2,532	2,608,118

		246,044,871

Metal Fabricate & Hardware — 0.3%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(a)	5,147	5,031,193
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 06/15/19)(a)	2,472	2,607,739

		7,638,932

Mining — 2.2%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)(b)	2,733	2,867,942
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/31/19)(a)(b)	2,242	2,313,184
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 05/31/19)(a)(b)	3,649	3,628,132
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 05/31/19)(a)(b)	1,833	1,633,088
FMG Resources August 2006 Pty Ltd. 4.75%, 05/15/22 (Call 02/15/22)(a)	4,542	4,589,819
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	3,079	3,141,958
Freeport-McMoRan Inc. 3.55%, 03/01/22 (Call 12/01/21)	10,765	10,667,137
3.88%, 03/15/23 (Call 12/15/22)(b)	11,430	11,315,700
4.00%, 11/14/21(b)	3,197	3,228,970
6.88%, 02/15/23 (Call 02/15/20)(b)	4,238	4,479,604
Hecla Mining Co., 6.88%, 05/01/21 (Call 05/31/19)(b)	2,903	2,907,422
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/31/19)(a)	3,879	4,109,682
New Gold Inc., 6.25%, 11/15/22 (Call 05/08/19)(a)(b)	2,880	2,608,036
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(a)	3,358	2,817,965

		60,308,639

Office & Business Equipment — 0.8%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 05/31/19)	3,387	3,459,679
Pitney Bowes Inc. 3.88%, 10/01/21 (Call 09/01/21)	3,549	3,516,283
4.38%, 05/15/22 (Call 04/15/22)	2,574	2,535,390
4.63%, 03/15/24 (Call 12/15/23)	1,510	1,417,812
4.70%, 04/01/23 (Call 03/01/23)	2,450	2,375,887
Xerox Corp. 4.13%, 03/15/23 (Call 02/15/23)	6,500	6,483,750
4.50%, 05/15/21	1,973	2,000,464

		21,789,265

Oil & Gas — 8.9%
Aker BP ASA, 6.00%, 07/01/22 (Call 07/01/19)(a)	2,144	2,210,548
Antero Resources Corp. 5.13%, 12/01/22 (Call 05/31/19)(b)	6,402	6,425,280
5.38%, 11/01/21 (Call 05/31/19)	5,076	5,114,070
5.63%, 06/01/23 (Call 05/31/19)(b)	4,621	4,672,866

Security	Par (000)	Value

Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(a)	$6,093	$6,671,791
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 05/31/19)(a)(b)	2,369	2,306,079
Baytex Energy Corp., 5.13%, 06/01/21 (Call 05/31/19)(a)	2,696	2,698,789
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	3,519	3,333,581
California Resources Corp., 8.00%, 12/15/22 (Call 05/31/19)(a)(b)	12,286	9,337,360
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21 (Call 05/31/19)(b)	4,964	4,802,670
7.63%, 01/15/22 (Call 05/31/19)(b)	2,107	1,980,580
Canbriam Energy Inc., 9.75%, 11/15/19 (Call 05/31/19)(a)	1,836	1,473,581
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 05/31/19)(b)	3,894	3,766,705
Chesapeake Energy Corp. 4.88%, 04/15/22 (Call 05/31/19)(b)	2,763	2,729,065
8.00%, 03/15/26 (Call 03/15/22)(a)	3,195	3,230,944
Citgo Holding Inc., 10.75%, 02/15/20(a)	9,128	9,386,762
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 05/31/19)(a)	3,676	3,666,236
CNX Resources Corp., 5.88%, 04/15/22 (Call 05/31/19)(b)	5,515	5,501,213
Continental Resources Inc./OK 4.50%, 04/15/23 (Call 01/15/23)	3,331	3,442,378
5.00%, 09/15/22 (Call 05/31/19)	3,159	3,184,809
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 05/31/19)	3,082	3,132,323
Denbury Resources Inc. 7.50%, 02/15/24 (Call 08/15/20)(a)(b)	2,531	2,342,418
9.00%, 05/15/21 (Call 05/31/19)(a)	3,614	3,668,210
9.25%, 03/31/22 (Call 05/31/19)(a)(b)	2,484	2,519,946
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)(b)	4,050	4,056,723
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 05/31/19)(b)	2,085	2,012,025
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 05/31/19)(b)	2,089	2,031,389
Laredo Petroleum Inc. 5.63%, 01/15/22 (Call 05/31/19)(b)	2,556	2,409,030
6.25%, 03/15/23 (Call 05/31/19)(b)	1,772	1,635,778
MEG Energy Corp. 6.38%, 01/30/23 (Call 05/31/19)(a)	4,540	4,278,950
7.00%, 03/31/24 (Call 05/31/19)(a)(b)	5,983	5,685,705
Montage Resources Corp., 8.88%, 07/15/23 (Call 05/31/19)	2,890	2,767,175
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	2,854	2,851,102
4.45%, 12/01/22 (Call 09/01/22)	3,685	3,662,779
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 05/31/19)	1,910	1,960,138
Nabors Industries Inc. 4.63%, 09/15/21	3,980	3,965,075
5.00%, 09/15/20(b)	3,860	3,913,185
5.50%, 01/15/23 (Call 11/15/22)(b)	3,819	3,655,124
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)	2,400	2,169,136
Oasis Petroleum Inc. 6.88%, 03/15/22 (Call 05/31/19)	5,531	5,551,741
6.88%, 01/15/23 (Call 05/31/19)	2,035	2,045,059
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	4,215	4,341,450
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 05/31/19)	2,864	2,946,340
Precision Drilling Corp., 7.75%, 12/15/23 (Call 12/15/19)(b)	2,311	2,403,440

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)	$3,688	$3,603,752
5.38%, 10/01/22 (Call 07/01/22)	3,228	3,171,510
6.88%, 03/01/21	2,679	2,772,765
Range Resources Corp. 5.00%, 08/15/22 (Call 05/15/22)(b)	3,650	3,616,433
5.00%, 03/15/23 (Call 12/15/22)(b)	4,217	4,119,457
5.75%, 06/01/21 (Call 03/01/21)	2,874	2,953,035
Rowan Companies Inc. 4.75%, 01/15/24 (Call 10/15/23)(b)	2,236	1,855,880
4.88%, 06/01/22 (Call 03/01/22)	4,086	3,958,313
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20 (Call 05/31/19)(a)	2,623	2,557,425
Sanchez Energy Corp., 7.25%, 02/15/23 (Call 02/15/20)(a)(b)	2,379	2,004,308
Seven Generations Energy Ltd. 6.75%, 05/01/23 (Call 05/31/19)(a)	2,347	2,411,438
6.88%, 06/30/23 (Call 05/31/19)(a)(b)	2,838	2,914,862
SM Energy Co. 5.00%, 01/15/24 (Call 05/31/19)(b)	2,822	2,643,861
6.13%, 11/15/22 (Call 05/31/19)	2,639	2,666,182
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)(b)	5,783	5,876,974
Teine Energy Ltd., 6.88%, 09/30/22 (Call 05/31/19)(a)(b)	2,228	2,279,035
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	3,528	3,625,284
Transocean Inc., 9.00%, 07/15/23 (Call 07/15/20)(a)	6,215	6,650,050
Unit Corp., 6.63%, 05/15/21 (Call 05/31/19)(b)	3,742	3,667,160
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/23 (Call 10/15/20)(a)(b)	2,726	2,123,875
9.75%, 04/15/23 (Call 10/15/20)(a)	2,293	1,824,189
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	3,933	4,001,828
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)	5,165	5,292,576
6.25%, 04/01/23 (Call 01/01/23)(b)	2,395	2,453,303
WPX Energy Inc. 6.00%, 01/15/22 (Call 10/15/21)	2,703	2,814,607
8.25%, 08/01/23 (Call 06/01/23)	3,080	3,520,985

		247,318,635

Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 05/31/19)(b)	2,188	2,210,837
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 05/31/19)	2,616	2,467,215
FTS International Inc., 6.25%, 05/01/22 (Call 05/31/19)	2,353	2,318,545
KCA Deutag UK Finance PLC 7.25%, 05/15/21 (Call 05/31/19)(a)	2,096	1,840,491
9.63%, 04/01/23 (Call 04/01/20)(a)	2,420	2,071,558
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	3,007	2,616,090
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	2,605	2,689,663
SESI LLC, 7.13%, 12/15/21 (Call 05/31/19)(b)	4,811	4,089,350
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(b)	2,050	1,425,482
5.13%, 09/15/20(b)	2,128	1,780,870
7.75%, 06/15/21 (Call 05/15/21)(b)	4,031	3,547,280
8.25%, 06/15/23 (Call 03/15/23)(b)	4,317	3,023,586
9.88%, 02/15/24 (Call 11/15/23)(b)	4,475	3,147,683

		33,228,650

Security	Par (000)	Value

Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (Call 05/13/19)(a)	$4,157	$4,172,589
4.63%, 05/15/23 (Call 05/31/19)(a)	5,985	6,030,137
Ball Corp. 4.00%, 11/15/23(b)	5,878	5,922,085
4.38%, 12/15/20(b)	5,173	5,269,994
5.00%, 03/15/22	4,371	4,550,023
Berry Global Inc. 5.13%, 07/15/23 (Call 05/31/19)	4,546	4,620,471
5.50%, 05/15/22 (Call 05/31/19)	2,783	2,820,532
6.00%, 10/15/22 (Call 05/31/19)	2,209	2,278,074
BWAY Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)	8,400	8,342,460
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	5,980	6,107,135
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	2,608	2,676,460
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(a)	3,375	3,454,277
5.88%, 08/15/23(a)	4,064	4,263,159
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(a)	9,498	9,652,342
5.75%, 10/15/20 (Call 05/31/19)	15,832	15,878,054
Sealed Air Corp. 4.88%, 12/01/22 (Call 09/01/22)(a)(b)	2,560	2,646,277
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	2,585	2,693,591
6.50%, 12/01/20 (Call 09/01/20)(a)	2,606	2,718,035

		94,095,695

Pharmaceuticals — 3.7%
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 05/31/19)(a)	5,174	5,202,942
5.88%, 05/15/23 (Call 05/31/19)(a)	16,889	17,019,045
6.50%, 03/15/22 (Call 05/31/19)(a)	7,077	7,324,695
7.00%, 03/15/24 (Call 03/15/20)(a)	10,067	10,608,101
Elanco Animal Health Inc. 3.91%, 08/27/21(a)	2,666	2,713,845
4.27%, 08/28/23 (Call 07/28/23)(a)	4,530	4,706,158
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 05/31/19)(a)(b)	9,260	7,533,396
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 05/31/19)	2,404	2,479,125
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	4,000	3,944,246
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/19	2,200	2,190,480
2.20%, 07/21/21	16,773	16,094,532
2.80%, 07/21/23(b)	17,512	15,897,839
6.00%, 04/15/24 (Call 01/15/24)	7,100	7,259,750

		102,974,154

Pipelines — 2.5%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 05/31/19)(a)	2,529	2,443,646
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 05/31/19)(a)	5,259	5,337,885
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 05/16/19)	4,410	4,531,275
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	2,951	2,955,279
4.75%, 09/30/21 (Call 06/30/21)(a)	3,055	3,118,566

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.95%, 04/01/22 (Call 01/01/22)	$1,952	$2,010,394
5.35%, 03/15/20(a)	3,436	3,493,464
Energy Transfer Operating LP 4.25%, 03/15/23 (Call 12/15/22)	2,870	2,942,595
7.50%, 10/15/20	2,359	2,508,963
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)(b)	3,150	3,134,250
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 05/31/19)	2,720	2,753,143
6.75%, 08/01/22 (Call 05/31/19)	4,301	4,370,555
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 05/31/19)(b)	2,304	2,257,920
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19(a)	2,790	2,818,656
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)	4,466	4,577,650
NuStar Logistics LP, 4.80%, 09/01/20	2,846	2,881,723
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/19)	3,067	3,135,701
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 05/16/19)(b)	2,371	2,350,254
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(a)	2,900	2,937,211
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/31/19)	3,430	3,432,238
5.25%, 05/01/23 (Call 05/31/19)	3,292	3,344,466
6.75%, 03/15/24 (Call 09/15/19)	3,000	3,135,729

		70,471,563

Real Estate — 0.5%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	685	703,838
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/31/19)	3,912	3,951,120
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	3,294	3,451,087
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	2,779	2,645,594
5.25%, 12/01/21 (Call 05/31/19)(a)	3,643	3,682,213

		14,433,852

Real Estate Investment Trusts — 2.3%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(b)	2,639	1,888,235
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	4,274	4,385,480
Equinix Inc. 5.38%, 01/01/22 (Call 05/31/19)	4,961	5,092,777
5.38%, 04/01/23 (Call 05/31/19)	5,389	5,501,899
Iron Mountain Inc. 4.38%, 06/01/21 (Call 05/13/19)(a)	3,057	3,079,052
6.00%, 08/15/23 (Call 05/13/19)	3,537	3,638,689
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)	2,260	2,282,600
5.25%, 09/15/22 (Call 09/15/19)	2,391	2,409,231
6.00%, 04/01/22 (Call 05/31/19)	2,694	2,754,896
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 05/31/19)	1,860	1,953,528
RHP Hotel Properties LP/RHP Finance Corp. 5.00%, 04/15/21 (Call 05/31/19)	2,000	2,006,219
5.00%, 04/15/23 (Call 05/31/19)	2,334	2,378,249
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)(b)	4,497	4,524,270
4.88%, 07/15/22 (Call 05/31/19)(b)	4,335	4,394,456

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)	$2,924	$2,915,370
5.00%, 12/15/21 (Call 09/15/21)	4,151	4,251,027
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 05/31/19)(a)(b)	2,904	2,793,285
8.25%, 10/15/23 (Call 05/31/19)(b)	5,755	5,355,747
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)(b)	1,977	2,167,132

		63,772,142

Retail — 3.3%
1011778 BC ULC/New Red Finance Inc., 4.63%, 01/15/22 (Call 05/31/19)(a)(b)	7,316	7,350,293
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	2,275	2,380,418
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 05/31/19)(a)	2,676	2,713,094
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 05/31/19)(b)	2,435	2,173,238
6.75%, 01/15/22 (Call 05/31/19)(b)	2,341	2,073,736
6.75%, 06/15/23 (Call 06/15/19)(b)	2,680	2,371,800
GameStop Corp., 6.75%, 03/15/21 (Call 05/31/19)(a)(b)	2,839	2,838,630
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 05/31/19)(b)	3,428	3,463,683
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21 (Call 05/31/19)(a)(b)	3,631	3,535,084
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 07/01/19)(a)(b)	2,945	2,508,158
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	2,222	2,295,520
L Brands Inc. 5.63%, 02/15/22(b)	5,433	5,634,021
5.63%, 10/15/23	2,942	3,038,293
6.63%, 04/01/21	4,896	5,144,619
Michaels Stores Inc., 5.88%, 12/15/20 (Call 05/31/19)(a)(b)	2,774	2,779,841
Party City Holdings Inc., 6.13%, 08/15/23 (Call 05/31/19)(a)(b)	2,335	2,370,025
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 05/31/19)(b)	3,276	3,332,711
PetSmart Inc., 7.13%, 03/15/23 (Call 05/31/19)(a)	10,500	9,320,026
QVC Inc. 4.38%, 03/15/23	4,379	4,424,878
4.85%, 04/01/24	3,400	3,498,090
5.13%, 07/02/22	3,042	3,173,944
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 05/31/19)(a)	2,306	2,382,819
Rite Aid Corp., 6.13%, 04/01/23 (Call 05/31/19)(a)(b)	10,023	8,519,550
Yum! Brands Inc. 3.75%, 11/01/21 (Call 08/01/21)	2,151	2,155,849
3.88%, 11/01/20 (Call 08/01/20)	2,217	2,226,486

		91,704,806

Software — 2.0%
Blackboard Inc., 9.75%, 10/15/21 (Call 05/31/19)(a)(b)	1,944	1,850,445
First Data Corp. 5.00%, 01/15/24 (Call 05/13/19)(a)(b)	3,196	3,276,252
5.38%, 08/15/23 (Call 05/13/19)(a)	6,523	6,669,115
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/16/19)	9,966	10,143,494
Informatica LLC, 7.13%, 07/15/23 (Call 05/16/19)(a)(b)	3,967	4,056,258
IQVIA Inc., 4.88%, 05/15/23 (Call 05/31/19)(a)	4,610	4,676,269
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/19)(a)	3,000	2,971,825
Open Text Corp., 5.63%, 01/15/23 (Call 05/31/19)(a)	4,893	5,017,491

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/31/19)(a)	$2,163	$1,495,549
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/31/19)(a)(b)	1,825	1,980,125
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 05/31/19)(a)(b)	1,161	1,207,757
TIBCO Software Inc., 11.38%, 12/01/21 (Call 05/31/19)(a)(b)	5,386	5,730,284
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 02/01/23 (Call 05/13/19)(a)(b)	2,691	2,614,355
10.50%, 02/01/24 (Call 05/13/19)(a)	4,700	4,282,875

		55,972,094

Storage & Warehousing — 0.1%
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(a)(b)	3,085	3,160,748

Telecommunications — 9.8%
Anixter Inc. 5.13%, 10/01/21	2,585	2,669,013
5.50%, 03/01/23(b)	2,108	2,216,694
CenturyLink Inc.
Series S, 6.45%, 06/15/21	6,647	6,936,295
Series T, 5.80%, 03/15/22	8,015	8,241,123
Series V, 5.63%, 04/01/20	5,165	5,255,388
Series W, 6.75%, 12/01/23(b)	4,488	4,770,956
CommScope Inc. 5.00%, 06/15/21 (Call 05/13/19)(a)	3,612	3,618,686
5.50%, 03/01/24 (Call 03/01/21)(a)	7,350	7,666,969
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 05/31/19)(b)	3,351	3,179,261
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	2,191	2,375,729
Frontier Communications Corp. 7.13%, 01/15/23	4,000	2,490,000
8.75%, 04/15/22	3,144	2,199,116
10.50%, 09/15/22 (Call 06/15/22)	13,066	9,538,180
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc. 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	4,690	4,794,165
12.50%, 07/01/22 (Call 05/15/19)(a)(b)	4,308	4,647,785
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)(b)	2,668	2,297,815
Hughes Satellite Systems Corp. 6.50%, 06/15/19(b)	5,352	5,375,941
7.63%, 06/15/21	5,599	6,000,000
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/31/19)(a)	5,702	5,761,548
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	7,183	6,670,214
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 05/31/19)	11,761	10,643,705
8.00%, 02/15/24 (Call 05/31/19)(a)(b)	7,519	7,847,956
9.50%, 09/30/22(a)	3,052	3,530,783
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/17/19)(b)	5,500	4,200,625
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(a)(b)	2,568	2,826,873
Level 3 Financing Inc. 5.13%, 05/01/23 (Call 05/31/19)	4,016	4,049,320
5.38%, 08/15/22 (Call 05/31/19)(b)	5,599	5,619,996
5.38%, 01/15/24 (Call 05/31/19)	5,433	5,506,685
5.63%, 02/01/23 (Call 05/31/19)	2,852	2,884,247
6.13%, 01/15/21 (Call 05/31/19)	3,263	3,276,256
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 05/31/19)(b)	4,033	4,068,499

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Nokia OYJ 3.38%, 06/12/22	$3,027	$3,022,338
5.38%, 05/15/19(b)	3,451	3,456,333
Plantronics Inc., 5.50%, 05/31/23 (Call 05/31/19)(a)(b)	2,938	2,968,145
Qwest Corp., 6.75%, 12/01/21	5,832	6,211,262
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 05/31/19)(a)(b)	1,460	1,523,936
Sprint Communications Inc. 6.00%, 11/15/22	13,369	13,435,148
7.00%, 03/01/20(a)	5,493	5,644,058
7.00%, 08/15/20	8,761	9,093,866
11.50%, 11/15/21	5,145	5,918,084
Sprint Corp. 7.25%, 09/15/21	12,458	13,049,755
7.88%, 09/15/23	24,701	25,699,333
Telecom Italia Capital SA, 7.18%, 06/18/19	4,603	4,621,872
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	6,155	6,262,712
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	2,992	3,033,335
6.00%, 03/01/23 (Call 05/13/19)	6,952	7,151,870
6.00%, 04/15/24 (Call 05/13/19)	3,167	3,304,387
6.50%, 01/15/24 (Call 05/13/19)(b)	3,799	3,924,652
WTT Investment Ltd./Hong Kong, 5.50%, 11/21/22 (Call 11/21/20)(a)	3,777	3,835,229

		273,316,138

Toys, Games & Hobbies — 0.1%
Mattel Inc., 2.35%, 08/15/21 (Call 07/15/21)	2,439	2,335,343

Transportation — 0.6%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 05/31/19)(a)(b)	2,422	2,343,285
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 05/26/19)(a)	2,785	2,793,634
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 05/31/19)(a)(b)	2,375	2,398,750
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/19)(a)(b)	3,301	3,370,372
6.50%, 06/15/22 (Call 05/31/19)(a)	6,491	6,628,934

		17,534,975

Trucking & Leasing — 1.0%
Avolon Holdings Funding Ltd., 5.13%, 10/01/23 (Call 09/01/23)(a)	3,443	3,568,876
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)(b)	4,169	4,280,173
Park Aerospace Holdings Ltd. 4.50%, 03/15/23 (Call 02/15/23)(a)	3,464	3,506,157
5.25%, 08/15/22 (Call 07/15/22)(a)	10,780	11,221,980
5.50%, 02/15/24 (Call 01/15/24)(a)	4,500	4,743,450

		27,320,636

Total Corporate Bonds & Notes — 96.9% (Cost: $2,705,433,640)		2,691,865,242

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(d)(e)	9	—

Total Warrants — 0.0% (Cost $0)		—

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(g)(h)(i)	461,208	$461,392,513
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)	39,794	39,794,266

		501,186,779

Total Short-Term Investments — 18.0% (Cost: $501,025,610)		501,186,779

Total Investments in Securities — 114.9% (Cost: $3,206,459,250)		3,193,052,021

Other Assets, Less Liabilities — (14.9)%		(413,686,654)

Net Assets — 100.0%		$2,779,365,367

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	589,102	(127,894)	461,208	$461,392,513	$1,762,580	(b)	$(10,392)	$83,527
BlackRock Cash Funds: Treasury, SL Agency Shares	45,367	(5,573)	39,794	39,794,266	420,841		—	—

				$501,186,779	$2,183,421		$(10,392)	$83,527

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,691,865,242	$0	(a)	$2,691,865,242
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	501,186,779	—	—		501,186,779

	$501,186,779	$2,691,865,242	$0	(a)	$3,193,052,021

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Acosta Inc., 7.75%, 10/01/22 (Call 05/31/19)(a)(b)	$250	$38,750
Affinion Group Inc. (14.00% PIK), 12.50%, 11/10/22 (Call 05/10/20)(a)(b)(c)	239	154,471
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	100	101,750
Lamar Media Corp. 5.00%, 05/01/23 (Call 05/31/19)	403	408,038
5.38%, 01/15/24 (Call 05/31/19)	360	368,550
5.75%, 02/01/26 (Call 02/01/21)(b)	299	313,974
5.75%, 02/01/26 (Call 02/01/21)(a)	189	198,465
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/31/19)(a)(b)	701	592,345
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 02/15/22 (Call 05/31/19)	415	420,188
5.63%, 02/15/24 (Call 05/31/19)(b)	150	154,515
5.88%, 03/15/25 (Call 09/15/19)(b)	422	436,242

		3,187,288

Aerospace & Defense — 2.3%
Arconic Inc. 5.13%, 10/01/24 (Call 07/01/24)(b)	957	986,858
5.40%, 04/15/21 (Call 01/15/21)	1,000	1,030,700
5.87%, 02/23/22	500	524,474
5.90%, 02/01/27(b)	515	544,443
5.95%, 02/01/37	450	452,979
6.15%, 08/15/20	850	878,645
6.75%, 01/15/28	200	213,500
BBA U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	380	389,500
Bombardier Inc. 5.75%, 03/15/22(a)	450	455,063
6.00%, 10/15/22 (Call 05/31/19)(a)(b)	970	970,606
6.13%, 01/15/23(a)(b)	875	876,094
7.50%, 12/01/24 (Call 12/01/20)(a)	732	744,224
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	1,176	1,180,410
7.88%, 04/15/27 (Call 04/15/22)(a)	1,636	1,646,225
8.75%, 12/01/21(a)	992	1,097,400
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)	50	53,063
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	100	91,000
TransDigm Inc. 6.00%, 07/15/22 (Call 05/31/19)	858	869,797
6.25%, 03/15/26 (Call 03/15/22)(a)	2,914	3,034,202
6.38%, 06/15/26 (Call 06/15/21)	661	662,653
6.50%, 07/15/24 (Call 07/15/19)	996	1,009,072
6.50%, 05/15/25 (Call 05/15/20)	525	530,250
7.50%, 03/15/27 (Call 03/15/22)(a)	440	453,750
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)	400	402,000
Triumph Group Inc. 4.88%, 04/01/21 (Call 05/31/19)	350	344,750
5.25%, 06/01/22 (Call 05/31/19)	350	345,625
7.75%, 08/15/25 (Call 08/15/20)(b)	350	349,125

		20,136,408

Agriculture — 0.2%
Aragvi Finance International DAC, 12.00%, 04/09/24(a)	250	249,375
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	90	88,650
Pyxus International Inc. 8.50%, 04/15/21 (Call 05/31/19)(a)	50	51,188
9.88%, 07/15/21 (Call 05/31/19)(b)	575	513,187

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd. 6.13%, 02/01/25 (Call 02/01/20)(a)	$711	$638,122
10.50%, 11/01/26 (Call 11/01/21)(a)	150	141,750

		1,682,272

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(a)	170	181,475
United Continental Holdings Inc. 4.25%, 10/01/22	150	151,313
5.00%, 02/01/24(b)	250	257,187
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(a)	175	179,813

		769,788

Apparel — 0.3%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	677	683,770
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	818	819,022
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)(b)	200	205,500
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	474	437,345
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(a)	396	409,365
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/21)(a)	50	48,750

		2,603,752

Auto Manufacturers — 0.8%
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(a)(b)	400	391,924
5.00%, 10/01/24 (Call 10/01/19)(a)	818	827,342
5.88%, 06/01/29 (Call 06/01/24)(a)	192	197,760
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 05/31/19)(a)	200	198,000
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(a)(b)	656	697,000
Fiat Chrysler Automobiles NV 4.50%, 04/15/20	500	503,750
5.25%, 04/15/23(b)	1,176	1,225,980
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)	392	323,400
5.63%, 02/01/23 (Call 05/31/19)(a)(b)	300	297,750
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(a)(b)	125	127,500
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	803	818,056
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	1,438	1,229,490
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)(b)	275	261,250

		7,099,202

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	752	611,000
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	40	40,950
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 04/01/20)	622	625,178
6.25%, 03/15/26 (Call 03/15/21)(b)	335	335,000
6.50%, 04/01/27 (Call 04/01/22)(b)	325	327,376
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(a)(b)	250	230,025
Dana Financing Luxembourg Sarl 5.75%, 04/15/25 (Call 04/15/20)(a)	400	408,000
6.50%, 06/01/26 (Call 06/01/21)(a)(b)	100	104,625
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	400	405,000
Delphi Technologies PLC, 5.00%, 10/01/25(a)(b)	661	606,467

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)(b)	$600	$567,750
5.00%, 05/31/26 (Call 05/31/21)(b)	700	680,482
5.13%, 11/15/23 (Call 05/31/19)(b)	777	788,266
IHO Verwaltungs GmbH (4.88% PIK), 4.13%, 09/15/21 (Call 05/13/19)(a)(c)	285	286,425
IHO Verwaltungs GmbH (5.25% PIK), 4.50%, 09/15/23 (Call 09/15/19)(a)(c)	376	379,689
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(c)	440	426,800
Meritor Inc., 6.25%, 02/15/24 (Call 05/31/19)	425	438,018
Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 6.25%, 05/15/26 (Call 05/15/22)(a)	731	761,154
8.50%, 05/15/27 (Call 05/15/22)(a)	1,180	1,220,120
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	401	325,813
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	315	302,400

		9,870,538

Banks — 1.8%
Barclays Bank PLC, 6.28%, (Call 12/15/34)(b)(d)(e)	450	468,000
CIT Group Inc. 4.13%, 03/09/21 (Call 02/09/21)	258	261,548
4.75%, 02/16/24 (Call 11/16/23)	508	523,875
5.00%, 08/15/22	825	858,000
5.00%, 08/01/23	575	600,012
5.25%, 03/07/25 (Call 12/07/24)(b)	408	434,010
6.13%, 03/09/28	235	261,731
Deutsche Bank AG 4.30%, 05/24/28 (Call 05/24/23)(e)	1,200	1,090,811
4.50%, 04/01/25(b)	1,032	966,043
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(e)	725	619,846
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	700	896,000
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(a)	350	310,625
8.25%, 04/15/25 (Call 04/15/21)(a)	515	457,063
10.75%, 04/01/24 (Call 04/01/21)(a)(b)	200	195,500
Goldman Sachs Capital I, 6.35%, 02/15/34(b)	800	959,345
Intesa Sanpaolo SpA 5.02%, 06/26/24(a)	1,120	1,080,849
5.71%, 01/15/26(a)	1,453	1,419,265
Lloyds Bank PLC, 12.00%, (Call 12/16/24)(a)(d)(e)	350	421,225
Lloyds Banking Group PLC, 6.41%, (Call 10/01/35)(a)(d)(e)	100	103,250
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	100	104,000
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/15/20)(a)	25	23,375
RBS Capital Trust II, 6.43%, (Call 01/03/34)(d)(e)	300	375,750
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(d)(e)	600	759,516
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(d)(e)	500	540,315
Synovus Financial Corp. 5.75%, 12/15/25 (Call 12/15/20)(e)	96	98,400
5.90%, 02/07/29 (Call 02/07/24)(b)(e)	250	255,625
UniCredit SpA 5.86%, 06/19/32 (Call 06/19/27)(a)(e)	800	746,206
7.30%, 04/02/34 (Call 04/02/29)(a)(e)	900	920,129

		15,750,314

Beverages — 0.1%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)(b)	641	649,013

Security	Par (000)	Value

Biotechnology — 0.0%
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 05/31/19)(a)(b)(c)	$275	$275,000

Building Materials — 1.1%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(a)(b)	275	272,594
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/19)(a)(b)	150	150,375
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/19)(a)(b)	50	50,000
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(a)(b)	655	656,637
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 05/31/19)(a)(b)	200	204,000
Griffon Corp., 5.25%, 03/01/22 (Call 05/31/19)	800	800,000
James Hardie International Finance DAC 4.75%, 01/15/25 (Call 01/15/21)(a)(b)	200	198,500
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	200	194,750
Jeld-Wen Inc. 4.63%, 12/15/25 (Call 12/15/20)(a)	100	95,250
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	350	334,250
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)	200	201,500
Masonite International Corp. 5.63%, 03/15/23 (Call 05/31/19)(a)(b)	360	368,100
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	100	102,250
NCI Building Systems Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)(b)	512	477,440
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(a)(b)	150	156,000
Northwest Hardwoods Inc., 7.50%, 08/01/21 (Call 05/31/19)(a)	50	28,500
Omnimax International Inc., 12.00%, 08/15/20 (Call 05/16/19)(a)	50	50,750
PGT Escrow Issuer Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)(b)	150	155,955
Standard Industries Inc./NJ 4.75%, 01/15/28 (Call 01/15/23)(a)	760	728,650
5.00%, 02/15/27 (Call 02/15/22)(a)	425	417,563
5.38%, 11/15/24 (Call 11/15/19)(a)	784	798,700
5.50%, 02/15/23 (Call 05/31/19)(a)	326	330,890
6.00%, 10/15/25 (Call 10/15/20)(a)	1,016	1,060,663
Summit Materials LLC/Summit Materials Finance Corp. 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	100	99,500
6.13%, 07/15/23 (Call 05/16/19)	506	514,855
6.50%, 03/15/27 (Call 03/15/22)(a)	370	382,488
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/19)(b)	465	477,787
USG Corp. 4.88%, 06/01/27 (Call 06/01/22)(a)(b)	410	414,100
5.50%, 03/01/25 (Call 03/01/20)(a)	150	151,875

		9,873,922

Chemicals — 2.3%
Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 02/01/20)(a)(b)	200	203,000
Ashland LLC 4.75%, 08/15/22 (Call 05/15/22)	990	1,011,037
6.88%, 05/15/43 (Call 02/15/43)(b)	280	298,900
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/19)(a)(b)	358	359,450
Blue Cube Spinco LLC 9.75%, 10/15/23 (Call 10/15/20)	410	458,175
10.00%, 10/15/25 (Call 10/15/20)	449	510,737

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
CF Industries Inc. 3.45%, 06/01/23	$600	$587,250
4.95%, 06/01/43(b)	550	482,454
5.15%, 03/15/34	506	489,555
5.38%, 03/15/44(b)	500	457,600
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)	446	444,885
6.63%, 05/15/23 (Call 05/31/19)	505	523,155
7.00%, 05/15/25 (Call 05/15/20)	554	585,855
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)	225	218,813
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	465	486,506
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)(b)	695	711,506
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)(b)	320	324,506
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	200	180,000
Hexion Inc., 10.00%, 04/15/20 (Call 05/31/19)(b)(f)	100	79,250
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 05/31/19)(f)	100	19,000
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	317	318,585
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(a)	100	97,500
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(a)	157	163,869
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	225	232,526
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	350	360,500
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)	750	733,125
5.00%, 05/01/25 (Call 01/31/25)(a)	400	389,000
5.25%, 08/01/23 (Call 05/31/19)(a)	225	226,688
5.25%, 06/01/27 (Call 03/03/27)(a)	790	776,175
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)(b)	420	390,600
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	424	441,596
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)	572	566,280
5.13%, 09/15/27 (Call 03/15/22)	408	413,610
PolyOne Corp., 5.25%, 03/15/23(b)	280	290,500
PQ Corp. 5.75%, 12/15/25 (Call 12/15/20)(a)	140	139,300
6.75%, 11/15/22 (Call 05/31/19)(a)(b)	544	563,040
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)	465	439,425
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/19)(a)(b)	401	382,955
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(a)(b)	285	278,588
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	524	537,781
TPC Group Inc., 8.75%, 12/15/20 (Call 05/31/19)(a)	700	692,125
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	421	409,422
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	330	322,162
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	516	520,515
Valvoline Inc. 4.38%, 08/15/25 (Call 08/15/20)	325	315,250
5.50%, 07/15/24 (Call 07/15/19)(b)	300	307,500

Security	Par (000)	Value

Chemicals (continued)
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/20)(a)(b)	$225	$212,063
WR Grace & Co.-Conn 5.13%, 10/01/21(a)(b)	524	542,340
5.63%, 10/01/24(a)	400	429,000

		19,923,654

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(a)	125	131,094
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/01/21 (Call 05/16/19)	75	8,813
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(a)	250	281,875
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(a)	275	213,125
Murray Energy Corp., 11.25%, 04/15/21 (Call 05/31/19)(a)	50	24,500
Natural Resource Partners LP/NRP Finance Corp. 9.13%, 06/30/25 (Call 10/30/21)(a)	100	103,500
10.50%, 03/15/22 (Call 05/11/19)	100	105,400
Peabody Energy Corp. 6.00%, 03/31/22 (Call 05/31/19)(a)	392	397,880
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	399	396,007
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	563	567,926
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	69	72,277

		2,302,397

Commercial Services — 3.6%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(a)	115	107,525
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/31/19)(a)	472	420,080
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(a)(b)	417	312,750
APX Group Inc. 7.63%, 09/01/23 (Call 09/01/19)(b)	200	175,000
7.88%, 12/01/22 (Call 05/31/19)	734	732,165
8.75%, 12/01/20 (Call 05/31/19)	600	591,000
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	309	253,404
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 5.25%, 03/15/25 (Call 03/15/20)(a)(b)	275	272,938
5.50%, 04/01/23 (Call 05/31/19)(b)	490	499,099
6.38%, 04/01/24 (Call 05/31/19)(a)(b)	400	416,000
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	467	450,655
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(a)	50	49,250
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	250	257,500
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	150	148,140
Emeco Pty Ltd., 9.25%, 03/31/22 (Call 03/31/20)(a)	125	133,438
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(a)	150	133,500
Garda World Security Corp., 8.75%, 05/15/25 (Call 05/15/20)(a)(b)	532	501,516
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(a)(b)	661	677,009
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	165	172,838
Herc Rentals Inc. 7.50%, 06/01/22 (Call 06/01/19)(a)	350	364,000
7.75%, 06/01/24 (Call 06/01/19)(a)(b)	304	322,909
Hertz Corp. (The) 5.50%, 10/15/24 (Call 10/15/19)(a)	604	516,420
5.88%, 10/15/20 (Call 05/31/19)	200	200,000

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
6.25%, 10/15/22 (Call 05/31/19)(b)	$407	$394,790
7.38%, 01/15/21 (Call 05/31/19)	315	314,213
7.63%, 06/01/22 (Call 06/01/19)(a)(b)	1,026	1,058,704
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/31/19)(a)	765	780,300
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)	540	584,550
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(a)(b)	140	146,300
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)	115	112,269
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 05/16/19)(a)	156	143,520
NESCO LLC/NESCO Finance Corp., 6.88%, 02/15/21 (Call 05/31/19)(a)	265	263,675
Nielsen Co Luxembourg SARL/The 5.00%, 02/01/25 (Call 02/01/20)(a)(b)	530	522,050
5.50%, 10/01/21 (Call 05/31/19)(a)	450	452,250
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20 (Call 05/31/19)	200	200,000
5.00%, 04/15/22 (Call 05/31/19)(a)	1,789	1,777,157
Prime Security Services Borrower LLC/Prime Finance Inc. 5.25%, 04/15/24(a)	525	526,312
5.75%, 04/15/26(a)	507	512,171
9.25%, 05/15/23 (Call 05/31/19)(a)	622	655,557
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)(b)	950	974,937
8.25%, 11/15/26 (Call 11/15/21)(a)	1,165	1,180,646
Rent-A-Center Inc./TX 4.75%, 05/01/21 (Call 05/31/19)(b)	50	49,657
6.63%, 11/15/20 (Call 05/31/19)	50	50,150
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)	303	311,333
RR Donnelley & Sons Co. 6.00%, 04/01/24	20	20,100
6.50%, 11/15/23	300	305,625
Service Corp. International/U.S. 4.63%, 12/15/27 (Call 12/15/22)	433	436,247
5.38%, 01/15/22 (Call 05/31/19)(b)	190	191,663
5.38%, 05/15/24 (Call 05/31/19)	701	719,478
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	634	640,340
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	200	195,000
Star Merger Sub Inc. 6.88%, 08/15/26 (Call 02/15/22)(a)	597	620,522
10.25%, 02/15/27 (Call 02/15/22)(a)	580	605,375
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(a)(b)	718	610,300
TMS International Corp., 7.25%, 08/15/25 (Call 08/15/20)(a)	200	196,000
United Rentals North America Inc. 4.63%, 07/15/23 (Call 05/31/19)	734	745,927
4.63%, 10/15/25 (Call 10/15/20)	600	595,500
4.88%, 01/15/28 (Call 01/15/23)	1,200	1,191,000
5.25%, 01/15/30 (Call 01/15/25)	445	447,225
5.50%, 07/15/25 (Call 07/15/20)	625	647,187
5.50%, 05/15/27 (Call 05/15/22)(b)	752	774,560
5.75%, 11/15/24 (Call 05/26/19)(b)	610	627,842
5.88%, 09/15/26 (Call 09/15/21)	775	809,875

Security	Par (000)	Value

Commercial Services (continued)
6.50%, 12/15/26 (Call 12/15/21)	$825	$882,750
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	846	894,645
Weight Watchers International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	225	195,750
WEX Inc., 4.75%, 02/01/23 (Call 05/31/19)(a)	175	175,656

		31,246,244

Computers — 1.6%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	1,120	1,122,800
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	50	50,500
Dell Inc. 5.40%, 09/10/40	100	89,250
5.88%, 06/15/19	200	200,500
6.50%, 04/15/38	482	488,683
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 05/16/19)(a)	1,306	1,330,007
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	1,156	1,222,974
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 05/31/19)(b)	175	146,125
EMC Corp. 2.65%, 06/01/20	1,625	1,616,422
3.38%, 06/01/23 (Call 03/01/23)	700	682,164
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)(b)	150	156,000
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	781	787,584
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	150	157,125
Harland Clarke Holdings Corp. 8.38%, 08/15/22 (Call 05/31/19)(a)	695	616,812
9.25%, 03/01/21 (Call 05/31/19)(a)(b)	398	406,955
NCR Corp. 4.63%, 02/15/21 (Call 05/31/19)	600	595,500
5.00%, 07/15/22 (Call 05/31/19)	500	500,625
5.88%, 12/15/21 (Call 05/31/19)	140	141,050
6.38%, 12/15/23 (Call 05/31/19)(b)	415	426,412
Unisys Corp., 10.75%, 04/15/22 (Call 04/15/20)(a)	300	332,250
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	900	793,125
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	1,835	1,770,775

		13,633,638

Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	474	490,590
Avon Products Inc., 7.00%, 03/15/23	425	423,937
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	440	433,950
Edgewell Personal Care Co. 4.70%, 05/19/21	650	663,000
4.70%, 05/24/22	225	232,313
First Quality Finance Co. Inc. 4.63%, 05/15/21 (Call 05/31/19)(a)	550	548,625
5.00%, 07/01/25 (Call 07/01/20)(a)	300	298,500
High Ridge Brands Co., 8.88%, 03/15/25 (Call 03/15/20)(a)	6	2,490
Revlon Consumer Products Corp. 5.75%, 02/15/21 (Call 05/31/19)(b)	200	180,000
6.25%, 08/01/24 (Call 08/01/19)	125	73,750

		3,347,155

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(a)(b)	565	581,950
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)(b)	376	373,180

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Global Partners LP/GLP Finance Corp. 6.25%, 07/15/22 (Call 05/31/19)	$120	$120,900
7.00%, 06/15/23 (Call 05/31/19)	100	100,000
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	694	704,410
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)(b)	539	557,865
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	661	661,000
LKQ Corp., 4.75%, 05/15/23 (Call 05/31/19)(b)	200	201,500
Performance Food Group Inc., 5.50%, 06/01/24 (Call 06/01/19)(a)	150	151,500
Univar USA Inc., 6.75%, 07/15/23 (Call 05/13/19)(a)	320	325,549

		3,777,854

Diversified Financial Services — 4.1%
Ally Financial Inc. 4.13%, 02/13/22	722	730,122
4.25%, 04/15/21	706	714,825
4.63%, 05/19/22	259	265,553
4.63%, 03/30/25	424	436,720
5.13%, 09/30/24	604	638,156
5.75%, 11/20/25 (Call 10/21/25)(b)	873	946,114
7.50%, 09/15/20	350	368,375
8.00%, 11/01/31	1,745	2,229,475
ASP AMC Merger Sub Inc., 8.00%, 05/15/25 (Call 05/15/20)(a)(b)	175	112,438
Blackstone CQP Holdco LP, 6.50%, 03/20/21 (Call 05/31/19)(a)	1,425	1,430,344
CNG Holdings Inc., 9.38%, 05/15/20 (Call 05/31/19)(a)	50	49,250
Credit Acceptance Corp. 6.63%, 03/15/26 (Call 03/15/22)(a)	385	405,213
7.38%, 03/15/23 (Call 05/31/19)	25	25,906
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	554	486,135
Enova International Inc. 8.50%, 09/01/24 (Call 09/01/20)(a)	100	96,000
8.50%, 09/15/25 (Call 09/15/21)(a)	400	390,092
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)	200	210,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22 (Call 05/31/19)	1,000	1,010,000
6.00%, 08/01/20 (Call 05/31/19)	550	554,125
6.25%, 02/01/22 (Call 05/31/19)	1,839	1,894,685
6.38%, 12/15/25 (Call 12/15/20)	586	610,905
6.75%, 02/01/24 (Call 02/01/20)	525	549,281
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 04/15/22 (Call 05/31/19)(a)	400	406,000
7.25%, 08/15/24 (Call 08/15/20)(a)	400	395,000
7.50%, 04/15/21 (Call 05/31/19)(a)	400	408,200
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 03/15/22 (Call 09/15/21)(a)	319	326,975
5.25%, 10/01/25 (Call 10/01/20)(a)	345	343,706
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	620	630,850
Nationstar Mortgage Holdings Inc. 8.13%, 07/15/23 (Call 07/15/20)(a)(b)	637	641,777
9.13%, 07/15/26 (Call 07/15/21)(a)	619	620,548
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 05/31/19)	415	415,519
Navient Corp. 5.00%, 10/26/20	399	404,486
5.50%, 01/25/23	725	737,687

Security	Par (000)	Value

Diversified Financial Services (continued)
5.63%, 08/01/33	$425	$342,125
5.88%, 03/25/21	490	506,538
5.88%, 10/25/24(b)	401	403,005
6.13%, 03/25/24(b)	625	639,250
6.50%, 06/15/22	800	843,000
6.63%, 07/26/21	616	645,260
6.75%, 06/25/25(b)	375	382,500
6.75%, 06/15/26(b)	360	362,732
7.25%, 01/25/22(b)	675	723,094
7.25%, 09/25/23	326	352,895
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(a)(b)	515	505,988
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 05/31/19)(a)	180	164,700
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/19)(a)	25	25,813
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	780	756,600
5.75%, 05/01/25 (Call 05/01/20)(a)	1,096	1,112,440
Springleaf Finance Corp. 5.63%, 03/15/23	737	765,559
6.13%, 05/15/22	756	798,563
6.13%, 03/15/24 (Call 09/15/23)(b)	805	849,275
6.88%, 03/15/25	921	987,772
7.13%, 03/15/26	1,170	1,256,287
7.75%, 10/01/21	500	543,125
8.25%, 12/15/20	593	639,064
8.25%, 10/01/23(b)	150	169,875
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(a)	581	593,346
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	265	251,750
Travelport Corporate Finance PLC, 6.00%, 03/15/26 (Call 05/01/19)(a)(b)	145	155,875
Vantiv LLC/Vanity Issuer Corp., 4.38%, 11/15/25 (Call 11/15/20)(a)	376	386,340
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(a)	376	388,566
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(a)	323	332,900
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)	25	21,500

		35,390,699

Electric — 2.0%
AES Corp./VA 4.00%, 03/15/21	341	344,410
4.50%, 03/15/23 (Call 03/15/20)	440	447,106
4.88%, 05/15/23 (Call 05/31/19)	250	253,890
5.13%, 09/01/27 (Call 09/01/22)	376	391,040
5.50%, 04/15/25 (Call 04/15/20)	419	434,918
6.00%, 05/15/26 (Call 05/15/21)	392	414,540
Calpine Corp. 5.25%, 06/01/26 (Call 06/01/21)(a)	989	990,236
5.38%, 01/15/23 (Call 05/31/19)	814	820,105
5.50%, 02/01/24 (Call 05/31/19)	596	591,530
5.75%, 01/15/25 (Call 10/15/19)	1,200	1,188,000
5.88%, 01/15/24 (Call 05/31/19)(a)	165	168,300
6.00%, 01/15/22 (Call 05/31/19)(a)	300	303,000
Clearway Energy Operating LLC 5.38%, 08/15/24 (Call 08/15/19)	442	449,236
5.75%, 10/15/25 (Call 10/15/21)(a)	499	510,227

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	$187	$201,025
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	202,000
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	850	914,489
InterGen NV, 7.00%, 06/30/23 (Call 05/31/19)(a)	200	183,750
NextEra Energy Operating Partners LP 4.25%, 09/15/24 (Call 07/15/24)(a)	401	402,303
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	515	505,988
NRG Energy Inc. 5.75%, 01/15/28 (Call 01/15/23)	570	603,613
6.25%, 05/01/24 (Call 05/31/19)	314	324,111
6.63%, 01/15/27 (Call 07/15/21)	1,096	1,172,720
7.25%, 05/15/26 (Call 05/15/21)	834	908,017
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)	531	465,953
9.50%, 07/15/22 (Call 07/15/20)(a)	300	327,000
10.50%, 01/15/26 (Call 01/15/22)(a)	440	457,600
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)(b)	300	300,000
Vistra Energy Corp. 5.88%, 06/01/23 (Call 05/31/19)	400	408,000
7.63%, 11/01/24 (Call 11/01/19)	1,034	1,090,022
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 09/01/21)(a)(b)	714	735,420
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	1,048	1,075,510

		17,584,059

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc. 5.50%, 06/15/25 (Call 06/15/20)(a)	540	545,737
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	350	361,266
7.75%, 01/15/27 (Call 01/15/22)(a)	512	554,880
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)	25	25,250
WESCO Distribution Inc. 5.38%, 12/15/21 (Call 05/31/19)(b)	236	238,360
5.38%, 06/15/24 (Call 06/15/19)(b)	100	102,500

		1,827,993

Electronics — 0.5%
ADT Security Corp. (The) 3.50%, 07/15/22	365	354,050
4.13%, 06/15/23	500	489,060
4.88%, 07/15/32(a)(b)	588	486,570
6.25%, 10/15/21	789	829,200
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)(b)	424	422,177
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(a)(b)	150	148,875
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	150	155,250
Sensata Technologies BV 4.88%, 10/15/23(a)	400	416,608
5.00%, 10/01/25(a)	636	651,900
5.63%, 11/01/24(a)	350	371,875
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)	25	24,687

		4,350,252

Energy – Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 05/31/19)	100	104,000
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)	558	551,722
5.00%, 01/31/28 (Call 07/31/27)(a)	552	544,410

Security	Par (000)	Value

Energy – Alternate Sources (continued)
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	$498	$522,009

		1,722,141

Engineering & Construction — 0.4%
AECOM 5.13%, 03/15/27 (Call 12/15/26)	766	768,880
5.88%, 10/15/24 (Call 07/15/24)	581	615,860
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	800	752,000
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)	100	104,875
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	50	52,813
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)	210	212,887
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)(b)	150	151,125
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)	408	408,510
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)(b)	100	99,000

		3,165,950

Entertainment — 2.0%
AMC Entertainment Holdings Inc. 5.75%, 06/15/25 (Call 06/15/20)(b)	533	513,732
5.88%, 11/15/26 (Call 11/15/21)	491	456,630
6.13%, 05/15/27 (Call 05/15/22)	265	246,781
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)(b)	150	162,750
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	1,288	1,259,020
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.38%, 06/01/24 (Call 06/01/19)(b)	150	153,375
5.38%, 04/15/27 (Call 04/15/22)(b)	392	399,914
Churchill Downs Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)	360	352,800
5.50%, 04/01/27 (Call 04/01/22)(a)	425	436,156
Cinemark USA Inc. 4.88%, 06/01/23 (Call 05/31/19)	590	596,101
5.13%, 12/15/22 (Call 05/31/19)	230	233,450
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	424	438,900
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 05/31/19)(a)	200	185,818
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(a)(b)	50	52,250
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 04/01/20)(b)	784	809,509
6.00%, 09/15/26 (Call 09/15/21)	285	295,687
7.00%, 08/01/23 (Call 05/31/19)	200	209,000
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (Call 06/17/19)(a)	100	106,000
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)(b)	175	179,375
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)	275	275,687
International Game Technology PLC 6.25%, 02/15/22 (Call 08/15/21)(a)	1,144	1,192,620
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	600	630,789
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	864	920,143
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(a)	130	139,750

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 11/01/19)(a)(b)	$385	$392,700
6.38%, 02/01/24 (Call 02/01/21)(a)	441	461,396
Live Nation Entertainment Inc. 4.88%, 11/01/24 (Call 11/01/19)(a)	540	550,631
5.38%, 06/15/22 (Call 05/31/19)(a)	200	203,000
5.63%, 03/15/26 (Call 03/15/21)(a)	55	57,338
Merlin Entertainments PLC, 5.75%, 06/15/26 (Call 03/17/26)(a)	200	207,450
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/19)(a)(b)	406	392,805
National CineMedia LLC 5.75%, 08/15/26 (Call 08/15/21)	25	24,313
6.00%, 04/15/22 (Call 05/31/19)	200	201,500
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)(b)	225	222,188
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 05/31/19)(a)(b)	163	165,038
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)(b)	960	954,900
6.63%, 05/15/21 (Call 05/31/19)	100	101,000
8.25%, 03/15/26 (Call 03/15/22)(a)	858	889,102
10.00%, 12/01/22 (Call 05/31/19)	396	416,790
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/19)(a)	900	900,000
5.50%, 04/15/27 (Call 04/15/22)(a)	358	365,518
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	717	749,265
WMG Acquisition Corp. 4.88%, 11/01/24 (Call 11/01/19)(a)	50	50,938
5.00%, 08/01/23 (Call 08/01/19)(a)	100	102,000
5.50%, 04/15/26 (Call 04/15/21)(a)(b)	105	107,363

		17,761,472

Environmental Control — 0.4%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/15/19)(a)	300	315,000
Clean Harbors Inc., 5.13%, 06/01/21 (Call 05/31/19)(b)	300	300,375
Covanta Holding Corp. 5.88%, 03/01/24 (Call 05/31/19)	150	154,313
5.88%, 07/01/25 (Call 07/01/20)	300	307,500
6.00%, 01/01/27 (Call 01/01/22)(b)	300	305,250
GFL Environmental Inc. 5.38%, 03/01/23 (Call 03/01/20)(a)(b)	500	486,250
5.63%, 05/01/22 (Call 05/31/19)(a)(b)	100	99,250
7.00%, 06/01/26 (Call 06/01/21)(a)	235	229,125
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	414	431,289
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 05/31/19)(a)	205	207,562
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)(b)	396	394,020

		3,229,934

Food — 1.7%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC 5.75%, 03/15/25 (Call 09/15/19)	1,146	1,137,405
6.63%, 06/15/24 (Call 06/15/19)	796	820,875
7.50%, 03/15/26 (Call 03/15/22)(a)	403	427,180
B&G Foods Inc. 4.63%, 06/01/21 (Call 05/31/19)	250	250,000
5.25%, 04/01/25 (Call 04/01/20)(b)	686	673,103

Security	Par (000)	Value

Food (continued)
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 05/31/19)(a)(b)	$300	$299,250
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(a)	408	371,280
Dean Foods Co., 6.50%, 03/15/23 (Call 05/31/19)(a)	538	282,114
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(a)	115	106,375
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)(b)	200	168,500
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/31/19)(a)	588	450,820
Ingles Markets Inc., 5.75%, 06/15/23 (Call 05/31/19)(b)	350	354,375
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(a)	556	564,273
4.88%, 11/01/26 (Call 11/01/21)(a)	767	778,505
Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)(b)	250	223,125
New Albertsons LP 7.45%, 08/01/29(b)	425	395,250
8.00%, 05/01/31	300	284,250
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 03/15/20)(a)	843	855,645
5.88%, 09/30/27 (Call 09/30/22)(a)	611	630,857
Post Holdings Inc. 5.00%, 08/15/26 (Call 08/15/21)(a)	1,281	1,276,196
5.50%, 03/01/25 (Call 03/01/20)(a)	784	802,620
5.63%, 01/15/28 (Call 12/01/22)(a)	700	707,616
5.75%, 03/01/27 (Call 03/01/22)(a)	975	999,375
Safeway Inc., 7.25%, 02/01/31	200	190,000
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)	408	386,580
Simmons Foods Inc. 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	424	390,080
7.75%, 01/15/24 (Call 01/15/21)(a)	125	133,594
Tesco PLC, 6.15%, 11/15/37(a)	300	325,585
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 05/31/19)(a)	542	565,035
U.S. Foods Inc., 5.88%, 06/15/24 (Call 06/15/19)(a)(b)	424	433,540

		15,283,403

Food Service — 0.3%
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)(b)	489	496,335
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	525	539,437
5.00%, 02/01/28 (Call 02/01/23)(a)	875	890,575
5.13%, 01/15/24 (Call 05/31/19)	684	707,085

		2,633,432

Forest Products & Paper — 0.2%
Cascades Inc. 5.50%, 07/15/22 (Call 05/31/19)(a)	290	292,175
5.75%, 07/15/23 (Call 05/31/19)(a)	26	26,325
Clearwater Paper Corp. 4.50%, 02/01/23 (Call 05/31/19)	200	193,500
5.38%, 02/01/25(a)(b)	200	183,000
Mercer International Inc. 5.50%, 01/15/26 (Call 01/15/21)	75	74,063
6.50%, 02/01/24 (Call 02/01/20)	350	360,500
7.38%, 01/15/25 (Call 01/15/21)(a)	275	290,297
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/31/19)(b)	250	252,562
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)(b)	275	282,562

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	$125	$142,500

		2,097,484

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)	547	559,991
5.63%, 05/20/24 (Call 03/20/24)	502	523,335
5.75%, 05/20/27 (Call 02/20/27)	425	438,812
5.88%, 08/20/26 (Call 05/20/26)	531	552,904
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/31/19)(a)(b)	200	194,750
NGL Energy Partners LP/NGL Energy Finance Corp. 6.13%, 03/01/25 (Call 03/01/20)	400	396,400
7.50%, 11/01/23 (Call 11/01/19)	476	494,945
7.50%, 04/15/26 (Call 04/15/22)(a)	320	330,784
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	185	185,000

		3,676,921

Hand & Machine Tools — 0.1%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 05/31/19)(a)(b)	150	147,188
Colfax Corp. 6.00%, 02/15/24 (Call 02/15/21)(a)	476	494,445
6.38%, 02/15/26 (Call 02/15/22)(a)	140	148,225

		789,858

Health Care – Products — 1.1%
Avantor Inc. 6.00%, 10/01/24 (Call 10/01/20)(a)	1,101	1,148,825
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	1,641	1,784,588
Hill-Rom Holdings Inc. 5.00%, 02/15/25 (Call 02/15/20)(a)(b)	200	203,500
5.75%, 09/01/23 (Call 05/31/19)(a)	340	352,750
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(a)	759	751,884
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	300	296,250
Immucor Inc., 11.13%, 02/15/22 (Call 05/31/19)(a)(b)	140	142,100
Kinetic Concepts Inc./KCI USA Inc. 7.88%, 02/15/21 (Call 05/16/19)(a)	399	407,379
12.50%, 11/01/21 (Call 05/31/19)(a)	275	297,660
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	369	267,525
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 04/15/20 (Call 05/31/19)(a)	500	497,500
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	550	396,000
5.63%, 10/15/23 (Call 05/31/19)(a)(b)	600	468,000
5.75%, 08/01/22 (Call 05/31/19)(a)(b)	686	632,835
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/31/19)(a)	1,128	1,101,915
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 05/31/19)(a)(b)	175	176,750
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)	341	339,295
4.88%, 06/01/26 (Call 06/01/21)	300	306,000
5.25%, 06/15/24 (Call 06/15/19)(b)	200	205,000

		9,775,756

Health Care – Services — 6.0%
Acadia Healthcare Co. Inc. 5.63%, 02/15/23 (Call 05/31/19)(b)	624	630,240
6.50%, 03/01/24 (Call 05/31/19)(b)	175	181,125
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	330	357,638

Security	Par (000)	Value

Health Care – Services (continued)
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/31/19)(a)(b)	$300	$275,250
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(a)(b)	200	200,500
Centene Corp. 4.75%, 05/15/22 (Call 05/31/19)	1,000	1,019,160
4.75%, 01/15/25 (Call 01/15/20)	921	934,354
5.38%, 06/01/26 (Call 06/01/21)(a)	1,421	1,478,167
5.63%, 02/15/21 (Call 05/31/19)	435	442,069
6.13%, 02/15/24 (Call 05/31/19)	775	811,812
Charles River Laboratories International Inc., 5.50%, 04/01/26 (Call 04/01/21)(a)	394	412,223
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 05/31/19)(b)	388	382,180
6.25%, 03/31/23 (Call 03/31/20)	2,300	2,239,625
6.88%, 02/01/22 (Call 05/31/19)(b)	1,798	1,176,566
8.00%, 03/15/26 (Call 03/15/22)(a)	1,150	1,118,375
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	978	723,720
8.63%, 01/15/24 (Call 01/15/21)(a)	816	828,240
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(g)	1,300	1,053,000
DaVita Inc. 5.00%, 05/01/25 (Call 05/01/20)(b)	1,085	1,061,607
5.13%, 07/15/24 (Call 07/15/19)(b)	1,520	1,520,000
5.75%, 08/15/22 (Call 05/31/19)	600	609,750
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 05/31/19)(a)(b)(c)	415	417,075
Encompass Health Corp. 5.75%, 11/01/24 (Call 05/31/19)	950	963,062
5.75%, 09/15/25 (Call 09/15/20)(b)	275	282,282
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	928	874,640
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)	150	142,500
HCA Healthcare Inc., 6.25%, 02/15/21	820	859,975
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)	550	564,526
5.25%, 06/15/26 (Call 12/15/25)	450	480,621
5.38%, 02/01/25	1,851	1,948,177
5.38%, 09/01/26 (Call 03/01/26)	757	798,635
5.63%, 09/01/28 (Call 03/01/28)	1,150	1,224,750
5.88%, 05/01/23	575	616,745
5.88%, 02/15/26 (Call 08/15/25)(b)	1,103	1,188,482
5.88%, 02/01/29 (Call 08/01/28)	745	801,806
7.50%, 02/15/22	1,500	1,650,000
7.50%, 11/06/33	50	58,000
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	200	195,000
MEDNAX Inc. 5.25%, 12/01/23 (Call 05/31/19)(a)	661	672,568
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	759	774,180
Molina Healthcare Inc. 4.88%, 06/15/25 (Call 06/15/20)(a)(b)	165	164,175
5.38%, 11/15/22 (Call 08/15/22)	622	649,213
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)	1,258	1,264,542
One Call Corp., 10.00%, 10/01/24 (Call 07/01/19)(a)	300	267,750
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/19)(a)(c)	1,057	1,051,715
Quorum Health Corp., 11.63%, 04/15/23 (Call 05/31/19)(b)	300	259,500
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/31/19)(a)	611	649,760

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	$1,160	$1,210,750
Select Medical Corp., 6.38%, 06/01/21 (Call 05/31/19)	275	275,344
Surgery Center Holdings Inc. 6.75%, 07/01/25 (Call 07/01/20)(a)(b)	204	189,720
10.00%, 04/15/27 (Call 04/15/22)(a)	355	364,763
Syneos Health Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., 7.50%, 10/01/24 (Call 10/01/19)(a)(b)	330	345,675
Tenet Healthcare Corp. 4.38%, 10/01/21	823	832,259
4.50%, 04/01/21	700	709,625
4.63%, 07/15/24 (Call 07/15/20)	1,370	1,373,860
4.75%, 06/01/20	390	394,388
5.13%, 05/01/25 (Call 05/01/20)	1,387	1,399,136
6.00%, 10/01/20	1,460	1,509,275
6.25%, 02/01/27 (Call 02/01/22)(a)	1,258	1,311,465
6.75%, 06/15/23(b)	1,584	1,615,680
6.88%, 11/15/31(b)	151	140,430
7.00%, 08/01/25 (Call 08/01/20)(b)	250	253,125
8.13%, 04/01/22	1,964	2,095,509
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)	914	943,705
5.38%, 08/15/26 (Call 08/15/21)(a)	627	656,657
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)(b)	602	582,435

		52,479,081

Holding Companies - Diversified — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)	250	247,089
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	190	200,450
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	401	414,121
Stena AB, 7.00%, 02/01/24(a)(b)	325	311,187
Stena International SA, 5.75%, 03/01/24(a)	300	291,750

		1,464,597

Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/25 (Call 08/01/20)(a)	75	70,125
9.88%, 04/01/27 (Call 04/01/22)(a)	300	313,500
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 10/15/22)	200	180,500
6.75%, 03/15/25 (Call 03/15/20)(b)	200	193,000
8.75%, 03/15/22 (Call 05/16/19)	508	530,860
Brookfield Residential Properties Inc. 6.38%, 05/15/25 (Call 05/15/20)(a)	175	171,500
6.50%, 12/15/20 (Call 05/31/19)(a)	325	325,812
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 05/31/19)(a)	515	525,042
Century Communities Inc. 5.88%, 07/15/25 (Call 07/15/20)	317	314,622
6.88%, 05/15/22 (Call 05/31/19)	300	305,250
K Hovnanian Enterprises Inc. 10.00%, 07/15/22 (Call 07/15/19)(a)	360	317,700
10.50%, 07/15/24 (Call 07/15/20)(a)	170	137,700
KB Home 6.88%, 06/15/27 (Call 12/15/26)	243	253,631
7.00%, 12/15/21 (Call 09/15/21)	50	53,500
7.50%, 09/15/22(b)	400	439,000

Security	Par (000)	Value

Home Builders (continued)
7.63%, 05/15/23 (Call 11/15/22)(b)	$270	$297,675
8.00%, 03/15/20	250	260,000
Lennar Corp. 2.95%, 11/29/20 (Call 09/29/20)(b)	100	99,000
4.13%, 01/15/22 (Call 10/15/21)	481	485,209
4.50%, 06/15/19 (Call 05/31/19)	150	150,094
4.50%, 04/30/24 (Call 01/31/24)	606	618,120
4.75%, 04/01/21 (Call 02/01/21)	394	401,116
4.75%, 11/15/22 (Call 08/15/22)	325	332,654
4.75%, 05/30/25 (Call 02/28/25)(b)	351	358,897
4.75%, 11/29/27 (Call 05/29/27)(b)	777	792,113
4.88%, 12/15/23 (Call 09/15/23)	145	149,894
5.00%, 06/15/27 (Call 12/15/26)(b)	250	254,609
5.25%, 06/01/26 (Call 12/01/25)(b)	280	290,500
5.38%, 10/01/22(b)	200	209,500
5.88%, 11/15/24 (Call 05/15/24)	320	343,600
6.25%, 12/15/21 (Call 06/15/21)(b)	200	210,500
6.63%, 05/01/20	200	206,000
8.38%, 01/15/21(b)	300	325,470
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	125	126,563
M/I Homes Inc. 5.63%, 08/01/25 (Call 08/01/20)	115	112,844
6.75%, 01/15/21 (Call 05/16/19)	30	30,450
Mattamy Group Corp. 6.50%, 10/01/25 (Call 10/01/20)(a)(b)	451	458,892
6.88%, 12/15/23 (Call 12/15/19)(a)	121	125,235
MDC Holdings Inc. 5.50%, 01/15/24 (Call 10/15/23)(b)	225	234,563
6.00%, 01/15/43 (Call 10/15/42)	350	308,000
Meritage Homes Corp. 5.13%, 06/06/27 (Call 12/06/26)(b)	275	271,563
6.00%, 06/01/25 (Call 03/01/25)	300	318,000
7.00%, 04/01/22	140	149,800
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	100	90,500
PulteGroup Inc. 4.25%, 03/01/21 (Call 02/01/21)	704	712,800
5.00%, 01/15/27 (Call 10/15/26)	506	512,325
5.50%, 03/01/26 (Call 12/01/25)	531	560,205
6.00%, 02/15/35	175	171,938
6.38%, 05/15/33(b)	175	182,000
7.88%, 06/15/32(b)	375	435,000
Shea Homes LP/Shea Homes Funding Corp. 5.88%, 04/01/23 (Call 05/31/19)(a)(b)	150	150,000
6.13%, 04/01/25 (Call 04/01/20)(a)(b)	188	184,710
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/31/19)	200	206,500
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 5.25%, 04/15/21 (Call 05/31/19)(a)(b)	100	100,062
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	150	151,500
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	275	282,928
Toll Brothers Finance Corp. 4.35%, 02/15/28 (Call 11/15/27)	500	477,500
4.38%, 04/15/23 (Call 01/15/23)	150	152,250
4.88%, 11/15/25 (Call 08/15/25)(b)	300	306,000
4.88%, 03/15/27 (Call 12/15/26)	170	170,000
5.88%, 02/15/22 (Call 11/15/21)(b)	350	369,250
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	225	212,625

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	$600	$607,248
William Lyon Homes Inc. 5.88%, 01/31/25 (Call 01/31/20)	200	194,000
6.00%, 09/01/23 (Call 09/01/20)	205	202,950
7.00%, 08/15/22 (Call 05/31/19)	100	100,500
Williams Scotsman International Inc. 6.88%, 08/15/23 (Call 08/15/20)(a)(b)	110	111,925
7.88%, 12/15/22 (Call 12/15/19)(a)	150	157,125

		18,854,444

Home Furnishings — 0.1%
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)	488	485,536
5.63%, 10/15/23 (Call 05/31/19)(b)	325	329,062

		814,598

Household Products & Wares — 0.4%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/19)(a)(b)	175	173,250
Central Garden & Pet Co. 5.13%, 02/01/28 (Call 01/01/23)(b)	250	237,500
6.13%, 11/15/23 (Call 05/31/19)	200	209,000
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 05/31/19)(a)	727	648,847
Prestige Brands Inc. 5.38%, 12/15/21 (Call 05/31/19)(a)	225	226,406
6.38%, 03/01/24 (Call 05/31/19)(a)(b)	459	473,918
Spectrum Brands Inc. 5.75%, 07/15/25 (Call 07/15/20)(b)	866	885,745
6.13%, 12/15/24 (Call 12/15/19)(b)	225	231,188
6.63%, 11/15/22 (Call 05/31/19)(b)	201	205,482

		3,291,336

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	50	46,500
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/26 (Call 12/15/21)(b)	100	99,250
6.00%, 10/15/23 (Call 05/16/19)	100	104,000

		249,750

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)	656	593,680
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	684	715,207
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 05/13/19)(a)(b)	440	452,100
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(b)	380	381,384
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	240	241,800
Ardonagh Midco 3 PLC, 8.63%, 07/15/23
(Call 07/15/20)(a)(b)	376	316,780
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	150	153,000
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)(b)	392	370,440
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(b)	301	315,674
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	452	456,520
Genworth Holdings Inc. 4.80%, 02/15/24(b)	275	228,250
4.90%, 08/15/23	278	234,910
6.50%, 06/15/34	250	195,000

Security	Par (000)	Value

Insurance (continued)
7.20%, 02/15/21	$200	$195,500
7.63%, 09/24/21	525	511,875
7.70%, 06/15/20(b)	465	465,000
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	1,043	1,052,126
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	500	597,500
MGIC Investment Corp., 5.75%, 08/15/23(b)	250	268,125
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(b)	350	350,525
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(a)(b)	444	442,335
Voya Financial Inc. 4.70%, 01/23/48 (Call 01/23/28)(e)	300	264,000
5.65%, 05/15/53 (Call 05/15/23)(e)	600	601,500

		9,403,231

Internet — 1.6%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	175	180,688
EIG Investors Corp., 10.88%, 02/01/24 (Call 05/31/19)	116	123,685
Match Group Inc. 5.00%, 12/15/27 (Call 12/15/22)(a)	350	351,750
5.63%, 02/15/29 (Call 02/15/24)(a)	260	265,850
6.38%, 06/01/24 (Call 06/01/19)	110	115,363
Netflix Inc. 4.38%, 11/15/26(b)	750	741,562
4.88%, 04/15/28	1,150	1,139,937
5.38%, 02/01/21	180	186,525
5.38%, 11/15/29(a)	630	637,875
5.50%, 02/15/22	587	617,084
5.75%, 03/01/24	125	134,303
5.88%, 02/15/25(b)	686	740,880
5.88%, 11/15/28(b)	1,375	1,447,187
6.38%, 05/15/29(a)(b)	716	782,230
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)(b)	500	501,269
4.20%, 09/15/20	250	253,241
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	914	931,924
VeriSign Inc. 4.63%, 05/01/23 (Call 05/31/19)	750	761,250
4.75%, 07/15/27 (Call 07/15/22)	449	457,980
5.25%, 04/01/25 (Call 01/01/25)	442	468,520
Zayo Group LLC/Zayo Capital Inc. 5.75%, 01/15/27 (Call 01/15/22)(a)	1,200	1,218,000
6.00%, 04/01/23 (Call 05/31/19)	1,130	1,148,362
6.38%, 05/15/25 (Call 05/15/20)(b)	725	737,688

		13,943,153

Iron & Steel — 1.1%
AK Steel Corp. 6.38%, 10/15/25 (Call 10/15/20)	135	113,063
7.00%, 03/15/27 (Call 03/15/22)(b)	375	316,650
7.50%, 07/15/23 (Call 07/15/19)	300	307,500
7.63%, 10/01/21 (Call 05/31/19)	125	124,375
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	100	102,000
7.88%, 08/15/23 (Call 05/15/23)	575	622,271
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	433	436,789
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)(b)	449	477,969
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	300	305,341

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)	$250	$250,000
5.75%, 03/01/25 (Call 03/01/20)	957	952,406
5.88%, 06/01/27 (Call 06/01/22)(a)	625	602,344
6.25%, 10/01/40	225	198,000
Commercial Metals Co. 4.88%, 05/15/23 (Call 02/15/23)	150	151,500
5.38%, 07/15/27 (Call 07/15/22)(b)	300	295,500
5.75%, 04/15/26 (Call 04/15/21)	200	202,000
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	535	548,749
Steel Dynamics Inc. 4.13%, 09/15/25 (Call 09/15/20)	100	99,250
5.00%, 12/15/26 (Call 12/15/21)	250	257,500
5.13%, 10/01/21 (Call 05/31/19)	572	575,575
5.25%, 04/15/23 (Call 05/31/19)	200	203,250
5.50%, 10/01/24 (Call 10/01/19)	724	747,530
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)	578	518,755
6.65%, 06/01/37	100	83,000
6.88%, 08/15/25 (Call 08/15/20)	811	761,042

		9,252,359

Leisure Time — 0.5%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 05/31/19)(a)(b)	393	395,948
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(a)	200	202,500
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)	235	222,075
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 05/31/19)(a)	200	205,750
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 05/31/19)(a)	456	461,039
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 05/31/19)(a)	492	501,840
5.38%, 04/15/23 (Call 05/31/19)(a)	481	491,822
Viking Cruises Ltd. 5.88%, 09/15/27 (Call 09/15/22)(a)	647	643,765
6.25%, 05/15/25 (Call 05/15/20)(a)(b)	100	103,500
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 05/31/19)(b)	262	241,040
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	588	583,590

		4,052,869

Lodging — 2.1%
Boyd Gaming Corp. 6.00%, 08/15/26 (Call 08/15/21)(b)	612	635,715
6.38%, 04/01/26 (Call 04/01/21)	579	609,398
6.88%, 05/15/23 (Call 05/16/19)	556	576,155
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	378	375,165
10.75%, 09/01/24 (Call 09/01/19)(a)	515	481,525
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 09/01/19)	818	819,104
5.13%, 05/01/26 (Call 05/01/21)(a)	1,133	1,159,909
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	225	235,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 04/01/20)	708	716,850
4.88%, 04/01/27 (Call 04/01/22)	480	486,600

Security	Par (000)	Value

Lodging (continued)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/21 (Call 05/31/19)(a)	$770	$794,062
10.25%, 11/15/22 (Call 11/15/19)(a)	225	243,281
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(a)	620	651,000
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	358	354,313
5.50%, 04/15/27 (Call 01/15/27)	650	670,313
5.75%, 06/15/25 (Call 03/15/25)(b)	813	859,747
6.00%, 03/15/23	962	1,026,935
6.63%, 12/15/21	1,300	1,395,485
7.75%, 03/15/22	625	691,406
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(a)	417	409,703
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(a)	225	220,500
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	250	246,797
4.25%, 03/01/22 (Call 12/01/21)	850	850,000
5.40%, 04/01/24 (Call 02/01/24)	225	230,625
5.63%, 03/01/21	50	51,875
5.75%, 04/01/27 (Call 01/01/27)	300	301,500
6.35%, 10/01/25 (Call 07/01/25)	400	425,000
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	473	482,460
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(a)	225	223,481
5.25%, 05/15/27 (Call 02/15/27)(a)	754	736,092
5.50%, 03/01/25 (Call 12/01/24)(a)	1,422	1,439,775

		18,400,459

Machinery — 0.5%
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)(b)	200	204,000
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)(b)	175	171,063
Cloud Crane LLC, 10.13%, 08/01/24 (Call 08/01/19)(a)	417	448,275
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)	250	252,188
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	400	407,000
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	367	367,444
SPX FLOW Inc. 5.63%, 08/15/24 (Call 08/15/19)(a)(b)	140	143,150
5.88%, 08/15/26 (Call 08/15/21)(a)(b)	155	158,875
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	295	310,487
Tennant Co., 5.63%, 05/01/25 (Call 05/01/20)	100	102,750
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)(b)	476	481,950
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	490	450,800
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	563	550,332
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 05/31/19)(a)(c)	401	380,950

		4,429,264

Manufacturing — 0.3%
Amsted Industries Inc. 5.00%, 03/15/22 (Call 05/31/19)(a)	250	251,563
5.38%, 09/15/24 (Call 09/15/19)(a)	100	100,000
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(a)(b)	275	282,563

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	$465	$438,262
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 05/16/19)(a)(b)	576	576,000
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(a)(b)	458	443,252
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	320	332,000
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	300	289,111

		2,712,751

Media — 8.5%
Altice Financing SA 6.63%, 02/15/23 (Call 05/31/19)(a)(b)	1,616	1,656,400
7.50%, 05/15/26 (Call 05/15/21)(a)	1,950	1,979,250
Altice Finco SA 7.63%, 02/15/25 (Call 02/15/20)(a)	200	187,125
8.13%, 01/15/24 (Call 05/31/19)(a)	200	205,829
Altice Luxembourg SA 7.63%, 02/15/25 (Call 02/15/20)(a)	1,050	989,625
7.75%, 05/15/22 (Call 05/31/19)(a)	2,100	2,139,375
AMC Networks Inc. 4.75%, 12/15/22 (Call 05/31/19)	350	353,395
4.75%, 08/01/25 (Call 08/01/21)(b)	604	600,732
5.00%, 04/01/24 (Call 04/01/20)(b)	757	766,462
Block Communications Inc., 6.88%, 02/15/25 (Call 02/15/20)(a)(b)	428	444,050
Cablevision Systems Corp. 5.88%, 09/15/22	249	258,960
8.00%, 04/15/20	250	260,445
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/19)(a)	499	500,248
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	1,850	1,847,687
5.13%, 02/15/23 (Call 05/31/19)	402	408,533
5.13%, 05/01/23 (Call 05/31/19)(a)	914	936,850
5.13%, 05/01/27 (Call 05/01/22)(a)	2,330	2,364,950
5.25%, 09/30/22 (Call 05/31/19)	455	462,394
5.38%, 05/01/25 (Call 05/01/20)(a)	736	761,760
5.50%, 05/01/26 (Call 05/01/21)(a)	1,058	1,091,856
5.75%, 09/01/23 (Call 05/31/19)	250	255,625
5.75%, 01/15/24 (Call 05/31/19)	475	486,875
5.75%, 02/15/26 (Call 02/15/21)(a)	1,875	1,958,437
5.88%, 04/01/24 (Call 05/31/19)(a)	1,301	1,359,168
5.88%, 05/01/27 (Call 05/01/21)(a)	650	675,187
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/19)(a)(b)	458	425,940
Clear Channel Worldwide Holdings Inc. 9.25%, 02/15/24 (Call 02/15/21)(a)	1,807	1,944,784
6.50%, 11/15/22 (Call 05/31/19)	850	868,615
CSC Holdings LLC 5.13%, 12/15/21 (Call 05/13/19)(a)	1,000	1,002,500
5.25%, 06/01/24	620	630,850
5.38%, 07/15/23 (Call 05/13/19)(a)	875	894,687
5.38%, 02/01/28 (Call 02/01/23)(a)	700	711,375
5.50%, 05/15/26 (Call 05/15/21)(a)	1,100	1,129,562
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	950	978,623
6.50%, 02/01/29 (Call 02/01/24)(a)	1,250	1,342,187
6.63%, 10/15/25 (Call 10/15/20)(a)	784	833,000
6.75%, 11/15/21	725	775,750
7.50%, 04/01/28 (Call 04/01/23)(a)	800	873,000
7.75%, 07/15/25 (Call 07/15/20)(a)	456	490,058
10.88%, 10/15/25 (Call 10/15/20)(a)	1,256	1,444,400

Security	Par (000)	Value

Media (continued)
DISH DBS Corp. 5.00%, 03/15/23(b)	$650	$595,563
5.13%, 05/01/20	1,300	1,308,125
5.88%, 07/15/22	1,125	1,097,662
5.88%, 11/15/24(b)	1,632	1,407,600
6.75%, 06/01/21(b)	1,525	1,572,561
7.75%, 07/01/26(b)	1,616	1,446,320
7.88%, 09/01/19	250	253,125
Entercom Media Corp. 6.50%, 05/01/27 (Call 05/01/22)(a)	255	260,100
7.25%, 11/01/24 (Call 11/01/19)(a)	270	279,450
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/20)(a)	205	194,750
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/19)(a)(b)	410	417,175
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	488	502,947
7.00%, 05/15/27 (Call 05/15/22)(a)	674	727,709
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 05/31/19)(a)(b)	300	307,125
Liberty Interactive LLC 8.25%, 02/01/30	390	403,650
8.50%, 07/15/29(b)	250	260,625
McClatchy Co. (The), 9.00%, 07/15/26 (Call 07/15/22)(a)(b)	241	241,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/31/19)(a)	275	235,125
Meredith Corp. 6.88%, 02/01/26 (Call 02/01/21)(a)	900	936,000
6.88%, 02/01/26 (Call 02/01/21)(b)	987	1,026,480
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 05/31/19)(a)	511	532,718
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 08/01/19)(a)	675	685,260
5.88%, 11/15/22 (Call 05/13/19)	175	178,938
6.13%, 02/15/22 (Call 05/13/19)(a)	200	202,750
Quebecor Media Inc., 5.75%, 01/15/23(b)	615	641,137
Radiate Holdco LLC/Radiate Finance Inc. 6.63%, 02/15/25 (Call 02/15/20)(a)(b)	160	157,200
6.88%, 02/15/23 (Call 02/15/20)(a)	235	235,000
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(a)(b)	100	90,000
Sinclair Television Group Inc. 5.13%, 02/15/27 (Call 08/15/21)(a)	300	288,000
5.38%, 04/01/21 (Call 05/16/19)(b)	125	125,000
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	574	580,291
5.88%, 03/15/26 (Call 03/15/21)(a)(b)	300	301,500
6.13%, 10/01/22 (Call 05/16/19)	400	407,500
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(a)	791	790,011
4.63%, 05/15/23 (Call 05/31/19)(a)(b)	325	327,438
5.00%, 08/01/27 (Call 08/01/22)(a)	1,158	1,167,496
5.38%, 04/15/25 (Call 04/15/20)(a)	850	871,250
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	781	803,454
6.00%, 07/15/24 (Call 07/15/19)(a)	1,114	1,150,205
TEGNA Inc. 5.13%, 10/15/19 (Call 05/31/19)	250	250,938
5.13%, 07/15/20 (Call 05/31/19)	125	125,781
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	434	445,393
6.38%, 10/15/23 (Call 05/31/19)(b)	300	309,939
Telenet Finance Luxembourg Note, 5.50%, 03/01/28 (Call 12/01/22)(a)	800	794,000

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Townsquare Media Inc., 6.50%, 04/01/23 (Call 05/31/19)(a)	$125	$122,031
Tribune Media Co., 5.88%, 07/15/22 (Call 05/13/19)	465	471,510
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)	720	745,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(a)	576	588,960
Univision Communications Inc. 5.13%, 05/15/23 (Call 05/31/19)(a)(b)	850	820,250
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	1,233	1,157,479
6.75%, 09/15/22 (Call 05/31/19)(a)	246	250,920
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	317	320,170
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)	741	757,450
Urban One Inc., 7.38%, 04/15/22 (Call 05/31/19)(a)	200	196,000
Viacom Inc. 5.88%, 02/28/57 (Call 02/28/22)(b)(e)	654	658,905
6.25%, 02/28/57 (Call 02/28/27)(e)	453	465,503
Videotron Ltd. 5.00%, 07/15/22(b)	225	234,176
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	565	577,713
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	460	483,000
Virgin Media Finance PLC 5.75%, 01/15/25 (Call 01/15/20)(a)(b)	200	204,250
6.00%, 10/15/24 (Call 10/15/19)(a)	408	422,280
Virgin Media Secured Finance PLC 5.25%, 01/15/21	200	206,000
5.25%, 01/15/26 (Call 01/15/20)(a)	688	699,840
5.50%, 08/15/26 (Call 08/15/21)(a)	720	738,022
Ziggo Bond Co. BV 5.88%, 01/15/25 (Call 01/15/20)(a)(b)	200	200,000
6.00%, 01/15/27 (Call 01/15/22)(a)	525	514,500
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)	1,400	1,396,500

		74,461,499

Metal Fabricate & Hardware — 0.4%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(a)	720	703,800
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 05/31/19)(a)	100	92,750
Novelis Corp. 5.88%, 09/30/26 (Call 09/30/21)(a)(b)	1,175	1,194,094
6.25%, 08/15/24 (Call 08/15/19)(a)	963	1,002,724
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)(b)	299	299,000
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)(b)	250	249,687
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 06/15/19)(a)	200	211,250

		3,753,305

Mining — 1.7%
Alcoa Nederland Holding BV 6.13%, 05/15/28 (Call 05/15/23)(a)(b)	440	457,600
6.75%, 09/30/24 (Call 09/30/19)(a)	640	676,800
7.00%, 09/30/26 (Call 09/30/21)(a)	376	405,140
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)(b)	375	392,813
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/31/19)(a)	125	128,625
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	75	70,688

Security	Par (000)	Value

Mining (continued)
Constellium NV 5.75%, 05/15/24 (Call 05/31/19)(a)(b)	$250	$255,625
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	442	448,630
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	474	492,960
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 05/31/19)(a)(b)	550	547,250
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 05/31/19)(a)	300	264,000
FMG Resources August 2006 Pty Ltd. 4.75%, 05/15/22 (Call 02/15/22)(a)	835	842,306
5.13%, 03/15/23 (Call 12/15/22)(a)	418	425,733
5.13%, 05/15/24 (Call 02/15/24)(a)	547	553,837
Freeport-McMoRan Inc. 3.55%, 03/01/22 (Call 12/01/21)	1,390	1,377,837
3.88%, 03/15/23 (Call 12/15/22)	1,400	1,386,000
4.00%, 11/14/21(b)	489	493,890
4.55%, 11/14/24 (Call 08/14/24)	777	772,144
5.40%, 11/14/34 (Call 05/14/34)	568	533,210
5.45%, 03/15/43 (Call 09/15/42)	1,340	1,209,350
6.88%, 02/15/23 (Call 02/15/20)	557	587,635
Hecla Mining Co., 6.88%, 05/01/21 (Call 05/31/19)(b)	430	430,538
Hudbay Minerals Inc. 7.25%, 01/15/23 (Call 07/15/19)(a)	200	207,500
7.63%, 01/15/25 (Call 01/15/20)(a)	538	559,520
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	150	153,000
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/31/19)(a)	408	432,480
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)	100	103,500
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(a)(b)	25	25,125
New Gold Inc. 6.25%, 11/15/22 (Call 05/08/19)(a)(b)	625	567,187
6.38%, 05/15/25 (Call 05/15/20)(a)	11	8,855
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(a)	506	425,040

		15,234,818

Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp. 5.00%, 09/01/23 (Call 05/31/19)	483	493,723
5.00%, 09/01/25 (Call 03/01/20)	474	486,442
5.50%, 12/01/24 (Call 06/01/24)	513	543,139
Pitney Bowes Inc. 3.88%, 10/01/21 (Call 09/01/21)	507	501,930
4.38%, 05/15/22 (Call 04/15/22)	200	196,250
4.63%, 03/15/24 (Call 12/15/23)(b)	451	423,038
4.70%, 04/01/23 (Call 03/01/23)	300	292,500
Xerox Corp. 2.75%, 09/01/20	100	99,040
2.80%, 05/15/20	100	99,230
3.50%, 08/20/20	100	99,500
3.80%, 05/15/24(b)	100	95,900
4.07%, 03/17/22	75	74,588
4.13%, 03/15/23 (Call 02/15/23)(b)	784	776,395
4.50%, 05/15/21(b)	1,375	1,390,125
4.80%, 03/01/35	75	60,375
6.75%, 12/15/39	350	333,375

		5,965,550

Oil & Gas — 8.6%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)(b)	278	291,900

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (Call 12/15/19)(b)	$180	$64,800
Antero Resources Corp. 5.00%, 03/01/25 (Call 03/01/20)(b)	490	480,200
5.13%, 12/01/22 (Call 05/31/19)(b)	991	994,716
5.38%, 11/01/21 (Call 05/31/19)(b)	300	302,250
5.63%, 06/01/23 (Call 05/31/19)(b)	770	778,893
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/26 (Call 11/01/21)(a)	499	486,525
10.00%, 04/01/22 (Call 04/01/20)(a)	703	768,027
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 05/31/19)(a)(b)	100	97,344
Baytex Energy Corp. 5.13%, 06/01/21 (Call 05/31/19)(a)	175	175,000
5.63%, 06/01/24 (Call 06/01/19)(a)(b)	175	165,813
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)(b)	325	318,906
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25 (Call 02/01/20)	570	572,850
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	450	425,250
California Resources Corp., 8.00%, 12/15/22 (Call 05/31/19)(a)(b)	1,665	1,265,400
Callon Petroleum Co. 6.13%, 10/01/24 (Call 10/01/19)(b)	399	409,853
6.38%, 07/01/26 (Call 07/01/21)	340	347,650
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21 (Call 05/31/19)(b)	720	696,600
7.63%, 01/15/22 (Call 05/31/19)(b)	140	130,200
7.75%, 04/15/23 (Call 05/31/19)(b)	300	272,250
Carrizo Oil & Gas Inc. 6.25%, 04/15/23 (Call 05/31/19)(b)	547	531,854
8.25%, 07/15/25 (Call 07/15/20)	100	101,750
Centennial Resource Production LLC 5.38%, 01/15/26 (Call 01/15/21)(a)(b)	315	309,488
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	377	390,666
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(a)(b)	130	95,875
Chesapeake Energy Corp. 4.88%, 04/15/22 (Call 05/31/19)	300	295,125
5.75%, 03/15/23	75	74,063
7.00%, 10/01/24 (Call 04/01/21)(b)	663	655,334
7.50%, 10/01/26 (Call 10/01/21)	180	174,150
8.00%, 01/15/25 (Call 01/15/20)(b)	1,071	1,084,387
8.00%, 03/15/26 (Call 03/15/22)(a)	614	621,491
8.00%, 06/15/27 (Call 06/15/22)(b)	1,037	1,013,955
CNX Resources Corp. 5.88%, 04/15/22 (Call 05/31/19)	794	790,030
7.25%, 03/14/27 (Call 03/14/22)(a)	450	434,250
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)(a)	686	624,260
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)(b)	499	464,070
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	889	877,887
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 05/31/19)	375	381,094
Denbury Resources Inc. 4.63%, 07/15/23 (Call 05/31/19)(b)	275	187,688
5.50%, 05/01/22 (Call 05/31/19)(b)	241	182,558

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 02/15/24 (Call 08/15/20)(a)(b)	$365	$335,800
9.00%, 05/15/21 (Call 05/31/19)(a)	606	615,090
9.25%, 03/31/22 (Call 05/31/19)(a)	305	308,813
Diamond Offshore Drilling Inc. 3.45%, 11/01/23 (Call 08/01/23)	50	43,250
4.88%, 11/01/43 (Call 05/01/43)	600	385,500
5.70%, 10/15/39	250	176,220
7.88%, 08/15/25 (Call 05/15/25)(b)	433	423,257
Diamondback Energy Inc. 4.75%, 11/01/24 (Call 11/01/19)	381	389,096
5.38%, 05/31/25 (Call 05/31/20)	638	665,759
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(a)	417	434,722
5.75%, 01/30/28 (Call 01/30/23)(a)	392	417,480
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	100	101,112
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/20)(a)(b)	100	110,000
Ensco Rowan PLC 4.50%, 10/01/24 (Call 07/01/24)	540	437,400
5.20%, 03/15/25 (Call 12/15/24)	440	353,382
5.75%, 10/01/44 (Call 04/01/44)	741	487,207
7.75%, 02/01/26 (Call 11/01/25)	911	788,015
8.00%, 01/31/24 (Call 10/31/23)	150	140,625
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	540	540,896
EP Energy LLC/Everest Acquisition Finance Inc. 6.38%, 06/15/23 (Call 05/31/19)	65	11,700
7.75%, 05/15/26 (Call 05/15/21)(a)	875	778,750
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	524	348,460
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	200	72,000
9.38%, 05/01/24 (Call 05/01/20)(a)(b)	225	83,250
Extraction Oil & Gas Inc. 5.63%, 02/01/26 (Call 02/01/21)(a)	619	507,580
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	300	270,000
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 05/31/19)(a)	255	207,188
Gulfport Energy Corp. 6.00%, 10/15/24 (Call 10/15/19)	606	531,389
6.38%, 05/15/25 (Call 05/15/20)(b)	441	388,080
6.38%, 01/15/26 (Call 01/15/21)	375	323,438
6.63%, 05/01/23 (Call 05/31/19)(b)	107	102,988
Halcon Resources Corp., 6.75%, 02/15/25 (Call 02/15/20)	506	325,105
HighPoint Operating Corp. 7.00%, 10/15/22 (Call 05/31/19)(b)	500	485,000
8.75%, 06/15/25 (Call 06/15/20)(b)	100	98,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24 (Call 06/01/19)(a)	408	404,940
5.75%, 10/01/25 (Call 04/01/20)(a)	378	380,835
6.25%, 11/01/28 (Call 11/01/23)(a)	433	441,119
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)(b)	511	473,952
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	364	365,820
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(a)	417	249,158
Laredo Petroleum Inc. 5.63%, 01/15/22 (Call 05/31/19)	390	367,575
6.25%, 03/15/23 (Call 05/31/19)(b)	275	253,688
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)(b)	125	124,375

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	$300	$306,000
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	794	799,955
MEG Energy Corp. 6.38%, 01/30/23 (Call 05/31/19)(a)	450	425,250
6.50%, 01/15/25 (Call 01/15/20)(a)	588	590,940
7.00%, 03/31/24 (Call 05/31/19)(a)	850	806,174
Montage Resources Corp., 8.88%, 07/15/23 (Call 05/31/19)	408	390,660
Moss Creek Resources Holdings Inc. 7.50%, 01/15/26 (Call 01/15/21)(a)	604	552,660
10.50%, 05/15/27 (Call 05/15/22)(a)	215	220,375
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	500	499,281
4.45%, 12/01/22 (Call 09/01/22)	450	451,412
5.75%, 08/15/25 (Call 08/15/20)(b)	476	489,074
5.88%, 12/01/42 (Call 06/01/42)	320	285,683
6.88%, 08/15/24 (Call 08/15/19)	337	353,128
Murphy Oil USA Inc. 5.63%, 05/01/27 (Call 05/01/22)(b)	200	208,000
6.00%, 08/15/23 (Call 05/31/19)	391	400,286
Nabors Industries Inc. 4.63%, 09/15/21	400	398,500
5.00%, 09/15/20(b)	600	609,000
5.10%, 09/15/23 (Call 06/15/23)	250	234,375
5.50%, 01/15/23 (Call 11/15/22)(b)	576	548,640
5.75%, 02/01/25 (Call 11/01/24)	604	549,640
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	408	411,060
Noble Holding International Ltd. 5.25%, 03/15/42	375	231,563
6.05%, 03/01/41	300	196,500
6.20%, 08/01/40	250	168,125
7.75%, 01/15/24 (Call 10/15/23)	162	147,015
7.88%, 02/01/26 (Call 02/01/21)(a)	748	723,690
7.95%, 04/01/25 (Call 01/01/25)(b)	325	286,813
8.95%, 04/01/45 (Call 10/01/44)	300	244,500
Northern Oil and Gas Inc. (9.50% PIK), 8.50%, 05/15/23 (Call 05/15/20)(c)	301	316,314
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	300	289,500
6.88%, 03/15/22 (Call 05/31/19)	316	317,185
6.88%, 01/15/23 (Call 05/31/19)	500	500,000
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	721	740,827
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	125	121,875
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)(b)	390	396,825
Parsley Energy LLC/Parsley Finance Corp. 5.25%, 08/15/25 (Call 08/15/20)(a)	400	403,500
5.38%, 01/15/25 (Call 01/15/20)(a)	433	439,901
5.63%, 10/15/27 (Call 10/15/22)(a)	638	652,355
6.25%, 06/01/24 (Call 06/01/19)(a)	305	316,438
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/23 (Call 05/31/19)	400	411,500
7.25%, 06/15/25 (Call 06/15/20)	588	605,640
PDC Energy Inc. 5.75%, 05/15/26 (Call 05/15/21)	419	419,524
6.13%, 09/15/24 (Call 09/15/19)	190	192,850

Security	Par (000)	Value

Oil & Gas (continued)
Precision Drilling Corp. 5.25%, 11/15/24 (Call 05/16/19)	$175	$165,813
7.13%, 01/15/26 (Call 11/15/20)(a)	450	452,250
7.75%, 12/15/23 (Call 12/15/19)(b)	200	208,000
Pride International LLC, 7.88%, 08/15/40	155	122,450
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)	450	437,625
5.38%, 10/01/22 (Call 07/01/22)	400	393,500
5.63%, 03/01/26 (Call 12/01/25)	458	428,999
6.88%, 03/01/21	300	309,750
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)(b)	588	541,695
5.00%, 08/15/22 (Call 05/15/22)(b)	606	599,940
5.00%, 03/15/23 (Call 12/15/22)(b)	704	684,908
5.88%, 07/01/22 (Call 04/01/22)(b)	160	161,800
Rowan Companies Inc. 4.75%, 01/15/24 (Call 10/15/23)	300	249,000
4.88%, 06/01/22 (Call 03/01/22)	539	520,809
5.40%, 12/01/42 (Call 06/01/42)	175	110,250
5.85%, 01/15/44 (Call 07/15/43)(b)	325	214,500
7.38%, 06/15/25 (Call 03/15/25)(b)	392	348,880
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.13%, 11/01/20 (Call 05/31/19)(a)(b)	75	18,000
7.38%, 11/01/21 (Call 05/31/19)(a)(b)	175	42,000
13.00%, 11/30/20 (Call 05/31/19)(a)	300	291,000
Sanchez Energy Corp. 6.13%, 01/15/23 (Call 05/31/19)	225	30,094
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	401	337,842
7.75%, 06/15/21 (Call 05/31/19)	120	16,200
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)	597	579,090
6.75%, 05/01/23 (Call 05/31/19)(a)	300	307,875
6.88%, 06/30/23 (Call 05/31/19)(a)	200	205,000
SM Energy Co. 5.00%, 01/15/24 (Call 05/31/19)(b)	375	351,328
5.63%, 06/01/25 (Call 06/01/20)(b)	449	420,376
6.13%, 11/15/22 (Call 05/31/19)	350	353,500
6.63%, 01/15/27 (Call 01/15/22)(b)	329	310,083
6.75%, 09/15/26 (Call 09/15/21)(b)	433	414,597
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)(b)	700	688,191
7.50%, 04/01/26 (Call 04/01/21)	475	482,125
7.75%, 10/01/27 (Call 10/01/22)(b)	425	430,312
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	444	421,884
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)	717	728,651
5.50%, 02/15/26 (Call 02/15/21)	679	690,882
6.00%, 04/15/27 (Call 04/15/22)(a)	532	551,950
Series WI, 5.88%, 03/15/28 (Call 03/15/23)(b)	110	112,750
Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, 06/01/22 (Call 06/01/20)(a)(b)	100	75,000
Teine Energy Ltd., 6.88%, 09/30/22 (Call 05/31/19)(a)	200	204,000
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	482	493,999
Transocean Inc. 5.80%, 10/15/22 (Call 07/15/22)(b)	100	98,750
6.80%, 03/15/38(b)	725	572,750
7.25%, 11/01/25 (Call 11/01/21)(a)	538	532,620
7.50%, 01/15/26 (Call 01/15/21)(a)	679	668,815
7.50%, 04/15/31	450	391,500

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.38%, 12/15/21	$300	$317,250
9.00%, 07/15/23 (Call 07/15/20)(a)	932	997,240
9.35%, 12/15/41	225	211,500
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	422	432,007
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	439	467,535
Unit Corp., 6.63%, 05/15/21 (Call 05/31/19)(b)	515	504,700
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(a)(b)	75	77,438
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/20)(a)	100	99,250
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/23 (Call 10/15/20)(a)	401	309,773
9.75%, 04/15/23 (Call 10/15/20)(a)	275	215,875
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	449	456,857
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)	750	768,525
6.25%, 04/01/23 (Call 01/01/23)(b)	300	306,750
6.63%, 01/15/26 (Call 10/15/25)(b)	834	832,707
WPX Energy Inc. 5.25%, 09/15/24 (Call 06/15/24)	385	397,512
5.75%, 06/01/26 (Call 06/01/21)	540	558,225
6.00%, 01/15/22 (Call 10/15/21)	397	412,880
8.25%, 08/01/23 (Call 06/01/23)	358	408,567

		75,280,873

Oil & Gas Services — 1.2%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/21)	65	67,113
Archrock Partners LP/Archrock Partners Finance Corp. 6.00%, 10/01/22 (Call 05/31/19)	50	50,375
6.88%, 04/01/27 (Call 04/01/22)(a)	343	357,149
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(a)	75	60,375
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(a)	481	399,230
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/20)(a)(b)	200	214,500
CSI Compressco LP/CSI Compressco Finance Inc. 7.25%, 08/15/22 (Call 05/31/19)	150	133,500
7.50%, 04/01/25 (Call 04/01/21)(a)(b)	250	242,813
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)(b)	100	103,500
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 05/31/19)	300	282,000
FTS International Inc., 6.25%, 05/01/22 (Call 05/31/19)	100	98,250
Hi-Crush Partners LP, 9.50%, 08/01/26 (Call 08/01/21)(a)	340	261,800
KCA Deutag UK Finance PLC 7.25%, 05/15/21 (Call 05/31/19)(a)	200	176,000
9.63%, 04/01/23 (Call 04/01/20)(a)	200	170,500
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	576	501,120
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	125	131,250
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)	1,004	906,763
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)(b)	150	154,875
Oceaneering International Inc. 4.65%, 11/15/24 (Call 08/15/24)	392	372,282
6.00%, 02/01/28 (Call 11/01/27)	125	122,656
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 05/31/19)	125	82,500

Security	Par (000)	Value

Oil & Gas Services (continued)
SESI LLC 7.13%, 12/15/21 (Call 05/31/19)	$525	$446,250
7.75%, 09/15/24 (Call 09/15/20)	442	325,975
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	241	253,991
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	392	402,780
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/21)(b)	572	601,675
6.88%, 09/01/27 (Call 09/01/22)(a)	574	604,135
Weatherford International LLC 6.80%, 06/15/37	100	63,000
9.88%, 03/01/25 (Call 12/01/24)(b)	408	285,600
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(b)	470	326,650
5.13%, 09/15/20(b)	225	184,500
5.95%, 04/15/42 (Call 10/17/41)	350	220,500
6.50%, 08/01/36	350	220,500
6.75%, 09/15/40(b)	335	212,725
7.00%, 03/15/38	400	254,000
7.75%, 06/15/21 (Call 05/15/21)(b)	590	519,200
8.25%, 06/15/23 (Call 03/15/23)(b)	693	478,170
9.88%, 02/15/24 (Call 11/15/23)(b)	499	345,557
Welltec A/S, 9.50%, 12/01/22 (Call 12/01/19)(a)	200	197,000

		10,830,759

Packaging & Containers — 2.6%
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(b)(c)	625	625,781
ARD Securities Finance SARL (8.75% PIK), 8.75%, 01/31/23 (Call 09/15/19)(a)(b)(c)	218	215,286
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (Call 05/13/19)(a)(b)	575	577,156
4.63%, 05/15/23 (Call 05/31/19)(a)	768	775,250
6.00%, 02/15/25 (Call 02/15/20)(a)	1,288	1,297,660
7.25%, 05/15/24 (Call 05/31/19)(a)	1,250	1,316,937
Ball Corp. 4.00%, 11/15/23	700	706,125
4.38%, 12/15/20	900	914,625
4.88%, 03/15/26 (Call 12/15/25)	679	703,614
5.00%, 03/15/22(b)	338	351,520
5.25%, 07/01/25	759	803,591
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)	447	433,590
5.13%, 07/15/23 (Call 05/31/19)	490	497,350
5.50%, 05/15/22 (Call 05/31/19)	401	406,514
6.00%, 10/15/22 (Call 05/31/19)	140	144,200
BWAY Holding Co. 5.50%, 04/15/24 (Call 04/15/20)(a)	1,225	1,216,609
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	1,045	1,017,569
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	700	714,882
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	570	555,037
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	686	697,147
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 01/15/20)(a)(b)	397	370,202
7.88%, 07/15/26 (Call 07/15/21)(a)	413	387,064

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC 4.13%, 08/15/24 (Call 05/15/24)(b)	$100	$99,500
4.75%, 04/15/21 (Call 01/15/21)	200	205,050
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	384	395,520
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)(b)	125	127,813
Multi-Color Corp., 4.88%, 11/01/25 (Call 11/01/20)(a)	499	518,336
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	105	103,425
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(a)	353	361,384
5.38%, 01/15/25(a)	100	102,000
5.88%, 08/15/23(a)	906	947,902
6.38%, 08/15/25(a)(b)	100	106,250
Pactiv LLC, 7.95%, 12/15/25	200	205,000
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)(b)	376	351,560
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(a)	1,360	1,379,734
5.75%, 10/15/20 (Call 05/31/19)	872	874,814
7.00%, 07/15/24 (Call 07/15/19)(a)	763	788,751
Sealed Air Corp. 4.88%, 12/01/22 (Call 09/01/22)(a)	175	180,688
5.13%, 12/01/24 (Call 09/01/24)(a)	375	389,062
5.25%, 04/01/23 (Call 01/01/23)(a)	325	338,000
5.50%, 09/15/25 (Call 06/15/25)(a)	370	388,500
6.88%, 07/15/33(a)(b)	325	354,250
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/20)	125	123,750
Trident Merger Sub Inc., 6.63%, 11/01/25 (Call 11/01/20)(a)	25	23,313
W/S Packaging Holdings Inc., 9.00%, 04/15/23 (Call 04/15/20)(a)(b)	50	54,125

		23,146,436

Pharmaceuticals — 2.2%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)	1,250	1,361,719
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	1,075	1,195,937
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 05/31/19)(a)	667	669,501
5.50%, 11/01/25 (Call 11/01/20)(a)	1,348	1,379,597
5.75%, 08/15/27 (Call 08/15/22)(a)	382	398,044
5.88%, 05/15/23 (Call 05/31/19)(a)(b)	2,121	2,137,332
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	2,395	2,421,944
6.50%, 03/15/22 (Call 05/31/19)(a)	375	388,125
7.00%, 03/15/24 (Call 03/15/20)(a)	1,547	1,630,151
9.00%, 12/15/25 (Call 12/15/21)(a)	1,075	1,190,563
Elanco Animal Health Inc. 3.91%, 08/27/21(a)(b)	308	313,264
4.27%, 08/28/23 (Call 07/28/23)(a)	448	465,466
4.90%, 08/28/28 (Call 05/28/28)(a)	573	607,127
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 07/15/23 (Call 05/31/19)(a)(b)	928	756,320
6.00%, 02/01/25 (Call 02/01/20)(a)	896	684,320
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	175	178,281
Horizon Pharma USA Inc. 6.63%, 05/01/23 (Call 05/31/19)	200	206,000
8.75%, 11/01/24 (Call 11/01/19)(a)	225	243,000

Security	Par (000)	Value

Pharmaceuticals (continued)
NVA Holdings Inc./United States, 6.88%, 04/01/26 (Call 04/01/21)(a)	$400	$403,000
Owens & Minor Inc. 3.88%, 09/15/21	300	244,500
4.38%, 12/15/24 (Call 09/15/24)(b)	100	65,000
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	1,497	1,552,838
Vizient Inc. 6.25%, 05/15/27 (Call 05/15/22)(a)	30	30,975
10.38%, 03/01/24 (Call 05/06/19)(a)(b)	415	447,619

		18,970,623

Pipelines — 3.9%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 05/31/19)(a)	225	216,563
Andeavor Logistics LP, Series A, 6.88%, (Call 02/15/23)(d)(e)	400	404,500
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 09/15/24 (Call 09/15/19)	481	490,331
5.75%, 03/01/27 (Call 03/01/22)(a)	541	551,820
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/22 (Call 05/31/19)(a)	629	635,290
6.63%, 07/15/26 (Call 07/15/21)(a)(b)	275	280,844
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(e)	335	305,688
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27 (Call 01/01/27)	1,100	1,146,750
5.88%, 03/31/25 (Call 10/02/24)	1,145	1,233,737
7.00%, 06/30/24 (Call 01/01/24)	914	1,024,822
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 10/01/20)	1,168	1,191,360
5.63%, 10/01/26 (Call 10/01/21)(a)	855	883,181
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)(b)	265	256,056
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63%, 05/01/27 (Call 05/01/22)(a)	495	493,144
5.75%, 04/01/25 (Call 04/01/20)	378	387,450
6.25%, 04/01/23 (Call 05/16/19)	554	567,850
DCP Midstream LP, Series A, 7.38%, (Call 12/15/22)(b)(d)(e)	375	369,375
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	550	550,000
4.75%, 09/30/21 (Call 06/30/21)(a)	300	305,625
5.35%, 03/15/20(a)	400	406,516
5.38%, 07/15/25 (Call 04/15/25)(b)	703	739,001
5.60%, 04/01/44 (Call 10/01/43)	225	213,750
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	545	504,125
6.45%, 11/03/36(a)(b)	125	127,500
6.75%, 09/15/37(a)	410	427,425
8.13%, 08/16/30(b)	200	239,000
Energy Transfer Operating LP 4.25%, 03/15/23 (Call 12/15/22)	250	256,324
5.50%, 06/01/27 (Call 03/01/27)	575	624,750
5.88%, 01/15/24 (Call 10/15/23)	350	382,050
7.50%, 10/15/20	325	345,660
Series A, 6.25%, (Call 02/15/23)(d)(e)	675	642,310
Series B, 6.63%, (Call 02/15/28)(d)(e)	400	380,000
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	215	215,815

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	$606	$583,275
4.40%, 04/01/24 (Call 01/01/24)	405	401,962
4.85%, 07/15/26 (Call 04/15/26)	417	413,351
5.05%, 04/01/45 (Call 10/01/44)	325	279,500
5.45%, 06/01/47 (Call 12/01/46)(b)	550	485,375
5.60%, 04/01/44 (Call 10/01/43)	275	247,844
Series C, 6.00%, (Call 12/15/22)(d)(e)	100	86,125
Genesis Energy LP/Genesis Energy Finance Corp. 5.63%, 06/15/24 (Call 06/15/19)	175	173,797
6.00%, 05/15/23 (Call 05/31/19)	250	252,735
6.25%, 05/15/26 (Call 02/15/21)(b)	375	371,250
6.50%, 10/01/25 (Call 10/01/20)	483	485,270
6.75%, 08/01/22 (Call 05/31/19)	829	840,780
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26 (Call 02/15/21)(a)(b)	590	603,275
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 08/01/19)(a)(b)	294	306,577
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 05/31/19)(b)	175	171,500
NGPL PipeCo LLC 4.38%, 08/15/22 (Call 05/15/22)(a)	460	471,500
4.88%, 08/15/27 (Call 02/15/27)(a)	604	623,630
7.77%, 12/15/37(a)	325	398,937
NuStar Logistics LP 4.75%, 02/01/22 (Call 11/01/21)	75	75,750
4.80%, 09/01/20	165	167,063
5.63%, 04/28/27 (Call 01/28/27)(b)	524	523,843
6.75%, 02/01/21	300	312,000
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/19)	358	366,019
Plains All American Pipeline LP, Series B, 6.13%, (Call 11/15/22)(d)(e)	550	526,625
SemGroup Corp. 6.38%, 03/15/25 (Call 03/15/20)(b)	250	238,125
7.25%, 03/15/26 (Call 03/15/21)(b)	350	338,625
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 07/15/22 (Call 05/16/19)(b)	200	198,250
5.63%, 11/15/23 (Call 05/16/19)	200	190,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.50%, 08/15/22 (Call 05/31/19)	150	148,125
5.75%, 04/15/25 (Call 04/15/20)(b)	549	506,452
Summit Midstream Partners LP, Series A, 9.50%, (Call 12/15/22)(d)(e)	100	92,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(a)	440	444,638
5.50%, 09/15/24 (Call 09/15/19)(a)	588	605,640
5.50%, 01/15/28 (Call 01/15/23)(a)	556	566,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/31/19)	305	304,627
5.00%, 01/15/28 (Call 01/15/23)	575	564,914
5.13%, 02/01/25 (Call 02/01/20)	342	349,695
5.25%, 05/01/23 (Call 05/31/19)	300	303,750
5.38%, 02/01/27 (Call 02/01/22)	467	474,005
5.88%, 04/15/26 (Call 04/15/21)	788	829,616
6.50%, 07/15/27 (Call 07/15/22)(a)	588	629,895

Security	Par (000)	Value

Pipelines (continued)
6.75%, 03/15/24 (Call 09/15/19)	$449	$468,644
6.88%, 01/15/29 (Call 01/15/24)(a)(b)	600	648,000
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)	125	120,313

		33,988,334

Real Estate — 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)(b)	417	415,958
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	80	82,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	335	336,675
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	709	714,998
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(a)	135	126,900
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/31/19)	916	925,160
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	392	411,402
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	440	419,522
5.25%, 12/01/21 (Call 05/31/19)(a)	351	353,633
9.38%, 04/01/27 (Call 04/01/22)(a)	318	330,307
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	547	540,846

		4,657,401

Real Estate Investment Trusts — 2.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	445	451,119
CBL & Associates LP 5.25%, 12/01/23 (Call 09/01/23)(b)	400	284,000
5.95%, 12/15/26 (Call 09/15/26)(b)	565	394,088
CoreCivic Inc. 4.63%, 05/01/23 (Call 02/01/23)	140	136,017
4.75%, 10/15/27 (Call 07/15/27)	220	189,750
5.00%, 10/15/22 (Call 07/15/22)	340	339,575
CyrusOne LP/CyrusOne Finance Corp. 5.00%, 03/15/24 (Call 03/15/20)	506	517,385
5.38%, 03/15/27 (Call 03/15/22)	450	465,750
Equinix Inc. 5.38%, 01/01/22 (Call 05/31/19)	736	754,400
5.38%, 04/01/23 (Call 05/31/19)	575	587,046
5.38%, 05/15/27 (Call 05/15/22)	951	1,006,729
5.75%, 01/01/25 (Call 01/01/20)	458	475,175
5.88%, 01/15/26 (Call 01/15/21)	798	842,887
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	1,053	1,056,949
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)(b)	240	250,200
GEO Group Inc. (The) 5.13%, 04/01/23 (Call 05/31/19)	150	140,250
5.88%, 01/15/22 (Call 05/31/19)	233	229,505
5.88%, 10/15/24 (Call 10/15/19)(b)	202	184,830
6.00%, 04/15/26 (Call 04/15/21)	300	268,500
Iron Mountain Inc. 4.38%, 06/01/21 (Call 05/13/19)(a)	292	293,825
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	768	743,520
5.25%, 03/15/28 (Call 12/27/22)(a)	752	740,720
5.75%, 08/15/24 (Call 05/13/19)	1,000	1,007,500
6.00%, 08/15/23 (Call 05/13/19)	440	451,275
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(a)(b)	100	99,000

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)	$200	$202,000
5.25%, 09/15/22 (Call 09/15/19)	450	453,375
6.00%, 04/01/22 (Call 05/31/19)	325	332,719
6.50%, 07/01/21 (Call 05/31/19)(b)	100	102,000
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)(b)	200	182,573
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)	367	362,413
4.50%, 01/15/28 (Call 10/15/27)(b)	175	168,000
5.63%, 05/01/24 (Call 02/01/24)	736	771,880
5.75%, 02/01/27 (Call 11/01/26)(a)	695	731,487
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27 (Call 10/15/22)	1,162	1,164,905
5.25%, 08/01/26 (Call 08/01/21)	339	345,356
5.50%, 05/01/24 (Call 05/31/19)(b)	250	255,625
6.38%, 03/01/24 (Call 05/31/19)	490	515,970
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 05/31/19)	345	351,038
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)	638	641,190
4.88%, 07/15/22 (Call 05/31/19)	604	612,305
4.88%, 09/01/24 (Call 09/01/19)	882	895,792
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)	140	139,300
4.75%, 03/15/25 (Call 09/15/24)	425	426,062
5.00%, 12/15/21 (Call 09/15/21)	540	551,475
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)	363	328,515
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 05/31/19)(a)	424	407,040
8.25%, 10/15/23 (Call 05/31/19)	823	766,419
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)(b)	345	377,775
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)	572	530,588

		23,525,797

Retail — 3.8%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	1,128	1,111,080
4.63%, 01/15/22 (Call 05/31/19)(a)	930	932,906
5.00%, 10/15/25 (Call 10/15/20)(a)	2,200	2,183,500
Asbury Automotive Group Inc., 6.00%, 12/15/24 (Call 12/15/19)(b)	447	462,645
Beacon Roofing Supply Inc. 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	1,078	1,037,252
6.38%, 10/01/23 (Call 05/31/19)(b)	100	104,000
Bed Bath & Beyond Inc. 3.75%, 08/01/24 (Call 05/01/24)	200	186,005
4.92%, 08/01/34 (Call 02/01/34)(b)	200	155,811
5.17%, 08/01/44 (Call 02/01/44)	650	481,247
Brinker International Inc. 3.88%, 05/15/23	75	72,844
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	115	114,713
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	230	240,350
Cumberland Farms Inc., 6.75%, 05/01/25 (Call 05/01/20)(a)	50	52,750
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 05/31/19)(a)(b)	200	203,000

Security	Par (000)	Value

Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 05/31/19)(b)	$455	$406,087
6.75%, 01/15/22 (Call 05/31/19)(b)	210	185,850
6.75%, 06/15/23 (Call 06/15/19)(b)	400	354,000
GameStop Corp., 6.75%, 03/15/21 (Call 05/31/19)(a)(b)	350	349,125
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/19)(a)	1,121	1,146,222
8.75%, 10/01/25 (Call 10/01/20)(a)	547	572,982
Group 1 Automotive Inc. 5.00%, 06/01/22 (Call 05/31/19)(b)	376	381,170
5.25%, 12/15/23 (Call 05/31/19)(a)(b)	250	256,250
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21 (Call 05/31/19)(a)	515	501,481
Hot Topic Inc., 9.25%, 06/15/21 (Call 05/31/19)(a)(b)	203	201,985
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)	240	238,200
JC Penney Corp. Inc. 5.88%, 07/01/23 (Call 07/01/19)(a)	476	406,980
6.38%, 10/15/36(b)	125	48,438
7.40%, 04/01/37(b)	50	20,375
8.63%, 03/15/25 (Call 03/15/21)(a)	335	206,025
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	708	702,959
5.00%, 06/01/24 (Call 06/01/19)(a)	743	759,717
5.25%, 06/01/26 (Call 06/01/21)(a)	784	808,500
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	125	129,063
L Brands Inc. 5.25%, 02/01/28	658	588,087
5.63%, 02/15/22	700	726,250
5.63%, 10/15/23	307	316,594
6.63%, 04/01/21	570	597,787
6.69%, 01/15/27	215	210,163
6.75%, 07/01/36	450	391,500
6.88%, 11/01/35(b)	780	692,250
6.95%, 03/01/33	75	63,563
7.00%, 05/01/20	250	258,750
7.60%, 07/15/37	250	216,900
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/20)(a)(b)	150	151,125
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 05/31/19)(a)	800	440,000
Neiman Marcus Group Ltd. LLC (9.50% PIK), 8.75%, 10/15/21 (Call 05/31/19)(a)(c)	130	71,730
Party City Holdings Inc. 6.13%, 08/15/23 (Call 05/31/19)(a)(b)	160	162,400
6.63%, 08/01/26 (Call 08/01/21)(a)(b)	392	388,578
Penske Automotive Group Inc. 5.38%, 12/01/24 (Call 12/01/19)	100	101,250
5.50%, 05/15/26 (Call 05/15/21)	492	490,770
5.75%, 10/01/22 (Call 05/31/19)(b)	510	518,287
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)	970	879,062
7.13%, 03/15/23 (Call 05/31/19)(a)	1,350	1,194,750
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	408	362,610
QVC Inc. 4.38%, 03/15/23	1,100	1,112,452
4.45%, 02/15/25 (Call 11/15/24)	495	494,658
4.85%, 04/01/24	325	332,476
5.13%, 07/02/22	200	209,125
5.45%, 08/15/34 (Call 02/15/34)	338	324,321
5.95%, 03/15/43	75	69,421

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Rite Aid Corp. 6.13%, 04/01/23 (Call 05/31/19)(a)(b)	$1,304	$1,108,400
7.70%, 02/15/27	225	137,250
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	563	561,592
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)	155	139,500
Sonic Automotive Inc. 5.00%, 05/15/23 (Call 05/31/19)	175	174,125
6.13%, 03/15/27 (Call 03/15/22)	75	72,750
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)	285	278,587
Staples Inc. 7.50%, 04/15/26 (Call 04/15/22)(a)	1,450	1,452,719
10.75%, 04/15/27 (Call 04/15/22)(a)	735	746,944
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 06/01/24 (Call 06/01/19)(b)	442	439,799
5.75%, 03/01/25 (Call 03/01/20)	250	245,937
5.88%, 03/01/27 (Call 03/01/22)	200	194,500
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	90	92,250
Yum! Brands Inc. 3.75%, 11/01/21 (Call 08/01/21)	220	219,450
3.88%, 11/01/20 (Call 08/01/20)	300	300,750
3.88%, 11/01/23 (Call 08/01/23)	250	248,750
6.88%, 11/15/37	350	360,500

		33,152,174

Semiconductors — 0.3%
Advanced Micro Devices Inc. 7.00%, 07/01/24 (Call 07/01/19)	100	103,875
7.50%, 08/15/22	206	230,205
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	433	441,254
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(a)(b)	474	474,000
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)(a)	637	664,073
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	424	447,850

		2,361,257

Software — 2.4%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)(b)	305	315,294
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/20)(a)	194	197,082
Blackboard Inc., 9.75%, 10/15/21 (Call 05/31/19)(a)(b)	150	143,625
Camelot Finance SA, 7.88%, 10/15/24 (Call 10/15/19)(a)(b)	277	291,542
CDK Global Inc. 4.88%, 06/01/27 (Call 06/01/22)	506	511,060
5.00%, 10/15/24 (Call 07/15/24)	278	287,958
5.88%, 06/15/26 (Call 06/15/21)(b)	362	381,005
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	800	793,000
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	160	166,400
First Data Corp. 5.00%, 01/15/24 (Call 05/13/19)(a)	1,329	1,362,371
5.38%, 08/15/23 (Call 05/13/19)(a)	832	850,637
5.75%, 01/15/24 (Call 05/13/19)(a)	650	669,906
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/19)(a)	636	696,325
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK), 7.13%, 05/01/21 (Call 05/24/19)(a)(c)	569	570,422
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/16/19)	1,190	1,211,194

Security	Par (000)	Value

Software (continued)
Informatica LLC, 7.13%, 07/15/23 (Call 05/16/19)(a)(b)	$483	$493,867
IQVIA Inc. 4.88%, 05/15/23 (Call 05/31/19)(a)	599	608,734
5.00%, 10/15/26 (Call 10/15/21)(a)	757	773,086
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	522	544,185
MSCI Inc. 4.75%, 08/01/26 (Call 08/01/21)(a)	523	535,970
5.25%, 11/15/24 (Call 11/15/19)(a)	649	668,470
5.38%, 05/15/27 (Call 05/15/22)(a)	342	359,527
5.75%, 08/15/25 (Call 08/15/20)(a)	538	563,555
Nuance Communications Inc. 5.63%, 12/15/26 (Call 12/15/21)	383	391,139
6.00%, 07/01/24 (Call 07/01/19)	200	204,750
Open Text Corp. 5.63%, 01/15/23 (Call 05/31/19)(a)	638	653,950
5.88%, 06/01/26 (Call 06/01/21)(a)	738	773,055
PTC Inc., 6.00%, 05/15/24 (Call 05/31/19)	237	248,258
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	950	885,875
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/31/19)(a)	300	207,000
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/19)(a)	50	52,063
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/31/19)(a)(b)	1,459	1,583,015
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 05/31/19)(a)	174	180,525
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	1,422	1,458,439
TIBCO Software Inc., 11.38%, 12/01/21 (Call 05/31/19)(a)	668	710,585
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 02/01/23 (Call 05/13/19)(a)(b)	200	194,000
10.50%, 02/01/24 (Call 05/13/19)(a)(b)	720	655,200

		21,193,069

Storage & Warehousing — 0.1%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/15/20)(a)(b)	200	203,000
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(a)(b)	392	400,820

		603,820

Telecommunications — 9.9%
Altice France SA/France 6.25%, 05/15/24 (Call 06/13/19)(a)(b)	1,053	1,079,325
7.38%, 05/01/26 (Call 05/01/21)(a)	3,650	3,697,906
8.13%, 02/01/27 (Call 02/01/22)(a)	1,250	1,306,250
Anixter Inc. 5.13%, 10/01/21	170	175,313
5.50%, 03/01/23(b)	200	210,000
6.00%, 12/01/25 (Call 09/01/25)(a)(b)	250	265,625
C&W Senior Financing DAC 6.88%, 09/15/27 (Call 09/15/22)(a)	440	440,436
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	360	373,500
CenturyLink Inc. 5.63%, 04/01/25 (Call 01/01/25)(b)	383	377,255
Series G, 6.88%, 01/15/28	200	195,810
Series P, 7.60%, 09/15/39(b)	600	525,000
Series S, 6.45%, 06/15/21	990	1,032,075
Series T, 5.80%, 03/15/22	1,050	1,078,967
Series U, 7.65%, 03/15/42	550	484,220

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Series V, 5.63%, 04/01/20	$250	$254,375
Series W, 6.75%, 12/01/23(b)	560	594,300
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	825	885,844
Cincinnati Bell Inc. 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	481	443,737
8.00%, 10/15/25 (Call 10/15/20)(a)(b)	275	250,938
CommScope Inc. 5.00%, 06/15/21 (Call 05/13/19)(a)	556	556,000
5.50%, 03/01/24 (Call 03/01/21)(a)	865	902,303
5.50%, 06/15/24 (Call 06/15/19)(a)	537	540,356
6.00%, 03/01/26 (Call 03/01/22)(a)	1,172	1,240,855
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	730	788,400
CommScope Technologies LLC 5.00%, 03/15/27 (Call 03/15/22)(a)	550	514,250
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	1,075	1,091,824
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 05/31/19)(b)	467	443,066
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	200	216,500
Embarq Corp., 8.00%, 06/01/36(b)	1,112	1,096,710
Frontier Communications Corp. 6.88%, 01/15/25 (Call 10/15/24)(b)	638	338,140
7.13%, 01/15/23(b)	600	373,500
7.63%, 04/15/24(b)	500	276,250
7.88%, 01/15/27	100	51,500
8.00%, 04/01/27 (Call 04/01/22)(a)	1,250	1,292,187
8.50%, 04/01/26 (Call 04/01/21)(a)	1,310	1,234,675
8.75%, 04/15/22	350	242,375
9.00%, 08/15/31(b)	575	326,313
10.50%, 09/15/22 (Call 06/15/22)	1,700	1,241,000
11.00%, 09/15/25 (Call 06/15/25)	2,675	1,732,062
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc. 9.88%, 05/01/24 (Call 05/01/21)(a)	625	638,881
12.50%, 07/01/22 (Call 05/15/19)(a)(b)	670	721,791
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	490	461,825
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	200	172,250
Hughes Satellite Systems Corp. 5.25%, 08/01/26(b)	604	607,751
6.63%, 08/01/26(b)	588	594,615
7.63%, 06/15/21(b)	750	800,625
Inmarsat Finance PLC 4.88%, 05/15/22 (Call 05/31/19)(a)	841	849,410
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	200	210,000
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	1,003	930,282
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 05/31/19)	1,190	1,076,950
8.00%, 02/15/24 (Call 05/31/19)(a)	804	839,175
8.50%, 10/15/24 (Call 10/15/20)(a)	2,307	2,283,930
9.50%, 09/30/22(a)	300	346,500
9.75%, 07/15/25 (Call 07/15/21)(a)	1,167	1,197,634
Intelsat Luxembourg SA 7.75%, 06/01/21 (Call 05/31/19)(b)	716	665,880
8.13%, 06/01/23 (Call 06/17/19)(b)	650	491,563
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(a)	160	176,400
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	325	342,875
Level 3 Financing Inc. 5.13%, 05/01/23 (Call 05/31/19)	553	558,679
5.25%, 03/15/26 (Call 03/15/21)	644	653,864

Security	Par (000)	Value

Telecommunications (continued)
5.38%, 08/15/22 (Call 05/31/19)	$832	$835,120
5.38%, 01/15/24 (Call 05/31/19)(b)	741	750,262
5.38%, 05/01/25 (Call 05/01/20)	701	714,039
5.63%, 02/01/23 (Call 05/31/19)(b)	426	430,260
6.13%, 01/15/21 (Call 05/31/19)	150	150,563
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 05/31/19)(b)	474	477,996
Millicom International Cellular SA 5.13%, 01/15/28 (Call 09/15/22)(a)	200	195,801
6.00%, 03/15/25 (Call 03/15/20)(a)	200	207,750
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	700	723,625
6.63%, 10/15/26 (Call 10/15/21)(a)	200	213,780
Nokia OYJ 3.38%, 06/12/22	608	607,064
4.38%, 06/12/27	474	475,185
6.63%, 05/15/39(b)	225	239,625
Plantronics Inc., 5.50%, 05/31/23 (Call 05/31/19)(a)(b)	407	410,561
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	165	160,875
Qwest Capital Funding Inc. 6.88%, 07/15/28	200	184,000
7.75%, 02/15/31(b)	200	184,000
Qwest Corp. 6.75%, 12/01/21	750	800,835
6.88%, 09/15/33 (Call 05/31/19)(b)	600	600,045
7.25%, 09/15/25	100	109,250
Sable International Finance Ltd. 5.75%, 09/07/27 (Call 09/07/22)(a)	300	297,750
6.88%, 08/01/22 (Call 05/31/19)(a)	200	209,000
Sprint Capital Corp. 6.88%, 11/15/28	1,625	1,555,937
6.90%, 05/01/19	250	250,000
8.75%, 03/15/32	1,400	1,470,000
Sprint Communications Inc. 6.00%, 11/15/22	880	885,500
7.00%, 08/15/20(b)	1,050	1,089,375
11.50%, 11/15/21	800	920,000
Sprint Corp. 7.13%, 06/15/24(b)	1,775	1,778,883
7.25%, 09/15/21	1,900	1,990,250
7.63%, 02/15/25 (Call 11/15/24)(b)	1,208	1,220,080
7.63%, 03/01/26 (Call 11/01/25)(b)	1,298	1,298,000
7.88%, 09/15/23	3,605	3,755,328
Telecom Italia Capital SA 6.00%, 09/30/34(b)	825	763,125
6.38%, 11/15/33(b)	658	639,701
7.20%, 07/18/36(b)	725	742,762
7.72%, 06/04/38(b)	625	651,563
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	1,408	1,402,720
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	900	915,750
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (Call 11/15/19)(a)	380	411,825
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	328	331,280
4.50%, 02/01/26 (Call 02/01/21)	774	777,220
4.75%, 02/01/28 (Call 02/01/23)(b)	1,100	1,109,625
5.13%, 04/15/25 (Call 04/15/20)	491	505,730
5.38%, 04/15/27 (Call 04/15/22)	351	369,014
6.00%, 03/01/23 (Call 05/13/19)	1,100	1,131,625
6.00%, 04/15/24 (Call 05/13/19)	852	887,145
6.38%, 03/01/25 (Call 09/01/19)	1,358	1,411,926

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.50%, 01/15/24 (Call 05/13/19)	$175	$181,125
6.50%, 01/15/26 (Call 01/15/21)	1,500	1,604,550
U.S. Cellular Corp., 6.70%, 12/15/33(b)	400	425,000
ViaSat Inc. 5.63%, 09/15/25 (Call 09/15/20)(a)	606	601,455
5.63%, 04/15/27 (Call 04/15/22)(a)	420	428,400
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(e)	1,500	1,575,208
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(a)	1,500	1,371,000
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 06/01/19)(a)(c)	230	237,475

		86,455,985

Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)	500	496,250

Toys, Games & Hobbies — 0.2%
Mattel Inc. 2.35%, 08/15/21 (Call 07/15/21)	325	311,187
3.15%, 03/15/23 (Call 12/15/22)	100	92,125
4.35%, 10/01/20(b)	125	125,625
5.45%, 11/01/41 (Call 05/01/41)	225	169,875
6.20%, 10/01/40(b)	125	100,625
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	1,254	1,254,392

		2,053,829

Transportation — 0.5%
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/19)(a) .	200	201,000
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 05/31/19)	150	94,125
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 05/31/19)(a)	275	266,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 05/31/19)(a)	500	415,000
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc. 7.38%, 01/15/22 (Call 05/31/19)(a)	550	360,250
11.25%, 08/15/22 (Call 05/31/19)(a)	25	16,875
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 05/26/19)(a)	50	50,155
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	556	554,360
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 05/31/19)(a)(b)	200	201,500
XPO CNW Inc., 6.70%, 05/01/34	145	129,050
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/19)(a)(b)	555	566,794
6.50%, 06/15/22 (Call 05/31/19)(a)	905	925,362
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	807	833,228

		4,614,449

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(e)	$394	$401,880
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 10/15/20)(b)	200	194,500
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/25 (Call 10/01/21)(a)(b)	285	292,125
6.75%, 03/15/22 (Call 03/15/20)(a)	525	539,437
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Call 07/15/22)(a)	990	1,030,590

		2,458,532

Total Corporate Bonds & Notes — 97.1% (Cost: $838,368,537)		847,970,445

Short-Term Investments

Money Market Funds — 23.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(h)(i)(j)	192,024	192,100,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(h)(i)	14,218	14,218,360

		206,319,057

Total Short-Term Investments — 23.7% (Cost: $206,294,418)		206,319,057

Total Investments in Securities — 120.8% (Cost: $1,044,662,955)		1,054,289,502

Other Assets, Less Liabilities — (20.8)%		(181,236,515)

Net Assets — 100.0%		$873,052,987

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Broad USD High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	51,291	140,733	192,024	$192,100,697	$277,374	(b)	$(1,514)	$19,057
BlackRock Cash Funds: Treasury, SL Agency Shares	4,392	9,826	14,218	14,218,360	82,514		—	—

				$206,319,057	$359,888		$(1,514)	$19,057

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$847,970,445	$—	$847,970,445
Money Market Funds	206,319,057	—	—	206,319,057

	$206,319,057	$847,970,445	$—	$1,054,289,502

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.5%
Arconic Inc. 5.40%, 04/15/21 (Call 01/15/21)	$675	$695,905
5.87%, 02/23/22	350	367,234
5.90%, 02/01/27(a)	333	352,387
5.95%, 02/01/37	330	331,828
6.15%, 08/15/20	465	480,187
6.75%, 01/15/28	150	159,873
Bombardier Inc., 7.45%, 05/01/34(b)	200	200,068
Leonardo U.S. Holdings Inc. 6.25%, 01/15/40(a)(b)	100	97,326
7.38%, 07/15/39(b)	150	162,353

		2,847,161

Airlines — 0.2%
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	130	136,891

Apparel — 0.5%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	443	407,808

Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	100	106,418

Banks — 9.9%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(b)(c)(d)	75	80,270
Barclays PLC 4.38%, 09/11/24	600	604,098
4.84%, 05/09/28 (Call 05/07/27)	800	802,208
5.20%, 05/12/26	850	881,543
Deutsche Bank AG 4.30%, 05/24/28 (Call 05/24/23)(d)	1,125	1,018,406
4.50%, 04/01/25(a)	975	915,340
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	700	896,756
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	1,300	1,253,616
RBS Capital Trust II, 6.43%, (Call 01/03/34)(c)(d)	275	343,819
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(c)(d)	525	668,419
Standard Chartered PLC, 7.01%, (Call 07/30/37)(b)(c)(d)	500	540,000

		8,004,475

Chemicals — 3.0%
CF Industries Inc. 3.45%, 06/01/23	525	513,660
4.95%, 06/01/43(a)	502	440,957
5.15%, 03/15/34	525	507,775
5.38%, 03/15/44(a)	525	481,582
7.13%, 05/01/20	250	259,875
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	200	180,956

		2,384,805

Computers — 3.6%
Dell Inc. 4.63%, 04/01/21	250	255,492
5.40%, 09/10/40	150	132,603
6.50%, 04/15/38	225	227,977
7.10%, 04/15/28(a)	175	192,960
EMC Corp. 2.65%, 06/01/20	900	894,474
3.38%, 06/01/23 (Call 03/01/23)(a)	566	554,137
Leidos Holdings Inc. 4.45%, 12/01/20 (Call 09/01/20)	225	228,368
Series 1, 5.95%, 12/01/40 (Call 06/01/40)	150	147,816

Security	Par (000)	Value

Computers (continued)
Leidos Inc. 5.50%, 07/01/33	$150	$140,427
7.13%, 07/01/32(a)	135	143,114

		2,917,368

Cosmetics & Personal Care — 1.6%
Avon Products Inc. 7.00%, 03/15/23	325	328,009
8.95%, 03/15/43	175	173,668
Edgewell Personal Care Co. 4.70%, 05/19/21	420	429,425
4.70%, 05/24/22(a)	337	347,835

		1,278,937

Diversified Financial Services — 3.7%
Ally Financial Inc., 8.00%, 11/01/31(a)	350	447,283
HSBC Finance Corp., 6.68%, 01/15/21	375	393,101
Navient Corp. 5.50%, 01/25/23	700	713,335
5.63%, 08/01/33	420	338,020
7.25%, 01/25/22	500	535,905
8.00%, 03/25/20	500	518,115

		2,945,759

Electric — 0.2%
Panoche Energy Center LLC, 6.89%, 07/31/29(b)	173	162,242

Electronics — 2.2%
ADT Security Corp. (The) 3.50%, 07/15/22	712	691,167
4.13%, 06/15/23(a)	492	480,905
Ingram Micro Inc. 5.00%, 08/10/22 (Call 02/10/22)	200	199,628
5.45%, 12/15/24 (Call 09/15/24)(a)	375	372,409

		1,744,109

Energy - Alternate Sources — 0.5%
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	415	431,645

Engineering & Construction — 0.3%
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	200	203,622

Food — 1.8%
New Albertsons LP 7.45%, 08/01/29(a)	425	397,706
7.75%, 06/15/26	100	95,021
8.00%, 05/01/31	275	260,321
8.70%, 05/01/30	125	123,810
Safeway Inc., 7.25%, 02/01/31	211	200,676
Tesco PLC, 6.15%, 11/15/37(a)(b)	375	407,362

		1,484,896

Forest Products & Paper — 0.3%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	200	229,936

Health Care - Services — 1.3%
HCA Inc. 7.05%, 12/01/27(a)	90	98,491
7.50%, 11/15/95	125	127,779
7.69%, 06/15/25	255	290,376
8.36%, 04/15/24	70	80,893
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(a)	265	258,038
Tenet Healthcare Corp., 6.88%, 11/15/31	245	225,620

		1,081,197

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 1.5%
MDC Holdings Inc. 5.50%, 01/15/24 (Call 10/15/23)(a)	$180	$187,931
6.00%, 01/15/43 (Call 10/15/42)	350	310,513
PulteGroup Inc. 6.00%, 02/15/35	198	196,400
6.38%, 05/15/33	281	291,569
7.88%, 06/15/32(a)	210	244,738

		1,231,151

Insurance — 2.7%
Genworth Holdings Inc. 6.50%, 06/15/34	210	164,033
7.20%, 02/15/21	300	294,045
7.63%, 09/24/21	475	465,049
7.70%, 06/15/20	255	257,094
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	475	566,931
MBIA Inc. 5.70%, 12/01/34	75	57,169
6.40%, 08/15/22 (Call 05/31/19)	225	224,003
Provident Financing Trust I, 7.41%, 03/15/38(a)	115	121,807

		2,150,131

Internet — 0.9%
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)	280	283,223
4.20%, 09/15/20	425	430,873

		714,096

Iron & Steel — 2.0%
Allegheny Ludlum LLC, 6.95%, 12/15/25(a)	75	78,043
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	300	307,572
7.88%, 08/15/23 (Call 05/15/23)	405	438,133
Carpenter Technology Corp. 4.45%, 03/01/23 (Call 12/01/22)(a)	200	203,098
5.20%, 07/15/21 (Call 04/15/21)	210	215,809
Cleveland-Cliffs Inc., 6.25%, 10/01/40	205	180,291
U.S. Steel Corp., 6.65%, 06/01/37	250	209,405

		1,632,351

Lodging — 2.1%
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	300	296,592
4.25%, 03/01/22 (Call 12/01/21)	450	450,949
5.40%, 04/01/24 (Call 02/01/24)	228	234,817
5.63%, 03/01/21	150	155,484
5.75%, 04/01/27 (Call 01/01/27)	275	277,195
6.35%, 10/01/25 (Call 07/01/25)	225	238,662

		1,653,699

Manufacturing — 0.3%
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(a)	275	264,489

Media — 1.4%
Belo Corp. 7.25%, 09/15/27	185	199,025
7.75%, 06/01/27	125	137,994
Liberty Interactive LLC 8.25%, 02/01/30	360	372,697
8.50%, 07/15/29(a)	200	208,018
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	200	206,174

		1,123,908

Security	Par (000)	Value

Mining — 2.9%
Freeport-McMoRan Inc. 3.55%, 03/01/22 (Call 12/01/21)	$610	$604,827
3.88%, 03/15/23 (Call 12/15/22)	555	549,467
4.00%, 11/14/21	150	151,523
4.55%, 11/14/24 (Call 08/14/24)	300	297,903
5.40%, 11/14/34 (Call 05/14/34)	275	258,266
5.45%, 03/15/43 (Call 09/15/42)	550	496,342

		2,358,328

Office & Business Equipment — 4.8%
Pitney Bowes Inc. 3.88%, 09/15/20(a)	212	212,146
3.88%, 10/01/21 (Call 09/01/21)	475	470,103
4.38%, 05/15/22 (Call 04/15/22)	275	269,998
4.63%, 03/15/24 (Call 12/15/23)(a)	247	231,973
4.70%, 04/01/23 (Call 03/01/23)	300	291,474
Xerox Corp. 2.75%, 09/01/20	300	296,754
2.80%, 05/15/20	200	198,334
3.50%, 08/20/20	175	174,428
3.80%, 05/15/24	175	167,093
4.13%, 03/15/23 (Call 02/15/23)	625	619,012
4.50%, 05/15/21	600	608,526
4.80%, 03/01/35	150	121,485
6.75%, 12/15/39	225	214,567

		3,875,893

Oil & Gas — 12.3%
Canadian Oil Sands Ltd., 4.50%, 04/01/22(b)	225	229,291
Diamond Offshore Drilling Inc. 3.45%, 11/01/23 (Call 08/01/23)	142	123,429
4.88%, 11/01/43 (Call 05/01/43)	540	349,024
5.70%, 10/15/39	325	228,988
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	291	295,036
Ensco Rowan PLC 4.50%, 10/01/24 (Call 07/01/24)	425	339,787
5.20%, 03/15/25 (Call 12/15/24)	475	381,848
5.75%, 10/01/44 (Call 04/01/44)	700	460,404
Global Marine Inc., 7.00%, 06/01/28(a)	225	203,596
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	350	349,237
4.45%, 12/01/22 (Call 09/01/22)	425	424,749
5.88%, 12/01/42 (Call 06/01/42)	250	223,650
7.05%, 05/01/29	175	189,809
Nabors Industries Inc. 4.63%, 09/15/21	505	503,697
5.00%, 09/15/20(a)	425	430,584
5.10%, 09/15/23 (Call 06/15/23)	300	282,555
5.50%, 01/15/23 (Call 11/15/22)(a)	350	335,415
Noble Holding International Ltd. 5.25%, 03/15/42	325	201,923
6.05%, 03/01/41	275	181,519
6.20%, 08/01/40	275	185,177
7.95%, 04/01/25 (Call 01/01/25)(a)	305	271,450
8.95%, 04/01/45 (Call 10/01/44)	275	224,197
Pride International LLC, 7.88%, 08/15/40	175	138,511
Rowan Companies Inc. 4.75%, 01/15/24 (Call 10/15/23)	300	249,132
4.88%, 06/01/22 (Call 03/01/22)	450	435,082
5.40%, 12/01/42 (Call 06/01/42)	295	190,824
5.85%, 01/15/44 (Call 07/15/43)	275	186,203

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Southwestern Energy Co. 4.10%, 03/15/22 (Call 12/15/21)	$200	$195,012
6.20%, 01/23/25 (Call 10/23/24)	645	633,654
Transocean Inc. 5.80%, 10/15/22 (Call 07/15/22)	225	220,714
6.80%, 03/15/38	680	540,797
7.50%, 04/15/31	425	373,180
8.38%, 12/15/21	150	159,000
9.35%, 12/15/41	200	189,736

		9,927,210

Oil & Gas Services — 2.9%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	350	332,360
SESI LLC, 7.13%, 12/15/21 (Call 12/15/19)	565	480,431
Weatherford International LLC, 6.80%, 06/15/37	193	124,539
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(a)	415	289,857
5.13%, 09/15/20(a)	275	231,811
5.95%, 04/15/42 (Call 10/17/41)	250	160,358
6.50%, 08/01/36	350	224,868
6.75%, 09/15/40(a)	335	215,237
7.00%, 03/15/38	300	192,096
9.88%, 03/01/39	150	100,092

		2,351,649

Packaging & Containers — 1.2%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	225	252,068
Pactiv LLC 7.95%, 12/15/25	185	189,599
8.38%, 04/15/27(a)	135	139,705
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	350	381,020

		962,392

Pharmaceuticals — 0.4%
Owens & Minor Inc. 3.88%, 09/15/21	200	163,316
4.38%, 12/15/24 (Call 09/15/24)(a)	200	129,492

		292,808

Pipelines — 6.8%
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	375	376,069
4.75%, 09/30/21 (Call 06/30/21)(b)	355	362,973
4.95%, 04/01/22 (Call 01/01/22)	225	231,750
5.35%, 03/15/20(b)	250	254,063
5.60%, 04/01/44 (Call 10/01/43)	295	280,451
6.45%, 11/03/36(a)(b)	250	255,878
6.75%, 09/15/37(b)	275	288,062
8.13%, 08/16/30	175	209,160
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	525	507,512
4.40%, 04/01/24 (Call 01/01/24)	425	422,858
4.85%, 07/15/26 (Call 04/15/26)	350	347,189
5.05%, 04/01/45 (Call 10/01/44)	325	280,933
5.45%, 06/01/47 (Call 12/01/46)(a)	325	287,726
5.60%, 04/01/44 (Call 10/01/43)	250	225,180
IFM U.S. Colonial Pipeline 2 LLC, 6.45%, 05/01/21 (Call 02/01/21)(b)	200	206,880
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	335	411,276
NuStar Logistics LP 4.75%, 02/01/22 (Call 11/01/21)	187	188,799
4.80%, 09/01/20	325	329,085

		5,465,844

Security	Par (000)	Value

Real Estate Investment Trusts — 1.9%
CBL & Associates LP 4.60%, 10/15/24 (Call 07/15/24)(a)	$200	$132,226
5.25%, 12/01/23 (Call 09/01/23)(a)	325	235,147
5.95%, 12/15/26 (Call 09/15/26)(a)	425	296,374
Mack-Cali Realty LP 3.15%, 05/15/23 (Call 02/15/23)	175	161,280
4.50%, 04/18/22 (Call 01/18/22)	200	195,398
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)	525	486,407

		1,506,832

Retail — 5.2%
Bed Bath & Beyond Inc. 3.75%, 08/01/24 (Call 05/01/24)	200	186,260
4.92%, 08/01/34 (Call 02/01/34)	225	176,204
5.17%, 08/01/44 (Call 02/01/44)	625	462,194
Brinker International Inc. 3.88%, 05/15/23	193	188,044
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	200	199,230
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	775	806,907
JC Penney Corp. Inc. 6.38%, 10/15/36(a)	200	77,344
7.40%, 04/01/37	210	86,352
7.63%, 03/01/97	200	72,482
L Brands Inc. 6.95%, 03/01/33	250	211,875
7.60%, 07/15/37	200	172,718
Rite Aid Corp., 7.70%, 02/15/27	175	107,699
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)	250	225,197
Yum! Brands Inc. 3.75%, 11/01/21 (Call 08/01/21)	325	325,715
3.88%, 11/01/20 (Call 08/01/20)	230	230,945
3.88%, 11/01/23 (Call 08/01/23)	250	249,495
5.35%, 11/01/43 (Call 05/01/43)	200	177,252
6.88%, 11/15/37	225	232,576

		4,188,489

Software — 0.5%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	355	367,503

Telecommunications — 13.5%
CenturyLink Inc.
Series G, 6.88%, 01/15/28	150	147,123
Series P, 7.60%, 09/15/39(a)	300	263,289
Series S, 6.45%, 06/15/21	475	495,986
Series T, 5.80%, 03/15/22	500	514,465
Series U, 7.65%, 03/15/42	245	215,921
Embarq Corp., 8.00%, 06/01/36	1,005	990,618
Frontier Communications Corp., 9.00%, 08/15/31(a)	625	352,656
Frontier Florida LLC, Series E, 6.86%, 02/01/28	175	158,417
Frontier North Inc., Series G, 6.73%, 02/15/28	125	112,941
Nokia of America Corp., 6.45%, 03/15/29(a)	150	147,774
Nokia OYJ, 6.63%, 05/15/39(a)	350	373,720
Qwest Capital Funding Inc. 6.88%, 07/15/28	160	146,733
7.75%, 02/15/31	275	254,045
Qwest Corp. 6.75%, 12/01/21	400	426,184
6.88%, 09/15/33 (Call 09/15/19)(a)	300	299,655
7.13%, 11/15/43 (Call 11/15/19)(a)	100	99,839
7.25%, 09/15/25	95	103,788

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Capital Corp. 6.88%, 11/15/28	$1,275	$1,219,843
8.75%, 03/15/32	1,000	1,048,490
Sprint Communications Inc., 9.25%, 04/15/22	100	116,100
Telecom Italia Capital SA 6.00%, 09/30/34	588	544,447
6.38%, 11/15/33(a)	575	559,579
7.20%, 07/18/36(a)	622	637,177
7.72%, 06/04/38	590	620,485
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	630	640,886
U.S. Cellular Corp., 6.70%, 12/15/33	375	399,281

		10,889,442

Toys, Games & Hobbies — 1.2%
Mattel Inc. 2.35%, 08/15/21 (Call 07/15/21)	312	299,716
3.15%, 03/15/23 (Call 12/15/22)	175	160,659
4.35%, 10/01/20(a)	183	184,296
5.45%, 11/01/41 (Call 05/01/41)	225	169,873
6.20%, 10/01/40(a)	150	122,578

		937,122

Transportation — 0.2%
XPO CNW Inc., 6.70%, 05/01/34	200	180,026

Total Corporate Bonds & Notes — 97.4% (Cost: $79,839,514)		78,440,632

Short-Term Investments

Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	9,186	9,189,371

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	964	$963,849

		10,153,220

Total Short-Term Investments — 12.6% (Cost: $10,150,844)		10,153,220

Total Investments in Securities — 110.0% (Cost: $89,990,358)		88,593,852

Other Assets, Less Liabilities — (10.0)%		(8,026,612)

Net Assets — 100.0%		$80,567,240

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,771	(585)	9,186	$9,189,371	$36,403	(b)	$51		$1,221
BlackRock Cash Funds: Treasury, SL Agency Shares	663	301	964	963,849	6,498		—		—

				$10,153,220	$42,901		$51		$1,221

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Fallen Angels USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$78,440,632	$—	$78,440,632
Money Market Funds	10,153,220	—	—	10,153,220

	$10,153,220	$78,440,632	$—	$88,593,852

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) April 30, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)(a)	$10	$10,501

Aerospace & Defense — 3.9%
Arconic Inc., 5.87%, 02/23/22	100	104,969
Bombardier Inc. 6.00%, 10/15/22 (Call 05/31/19)(a)	50	50,125
7.50%, 12/01/24 (Call 12/01/20)(a)	25	25,410
7.50%, 03/15/25 (Call 03/15/20)(a)	25	25,119
7.88%, 04/15/27 (Call 04/15/22)(a)	25	25,186
8.75%, 12/01/21(a)	25	27,656
TransDigm Inc. 6.25%, 03/15/26 (Call 03/15/22)(a)	50	52,062
6.38%, 06/15/26 (Call 06/15/21)	25	25,065
6.50%, 07/15/24 (Call 07/15/19)	50	50,682
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	10	10,000

		396,274

Agriculture — 0.1%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	15	13,425

Apparel — 0.2%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	20	20,001

Auto Manufacturers — 0.5%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	8	8,239
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	25	25,533
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	25	21,375

		55,147

Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(b)	25	25,183
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	25	25,275
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)	10	9,487
5.13%, 11/15/23 (Call 05/31/19)	30	30,404
Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 6.25%, 05/15/26 (Call 05/15/22)(a)	5	5,206
8.50%, 05/15/27 (Call 05/15/22)(a)	30	30,900

		126,455

Banks — 0.8%
CIT Group Inc. 5.00%, 08/15/22	25	26,078
6.13%, 03/09/28	15	16,706
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)	25	24,589
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	15	13,286

		80,659

Building Materials — 0.7%
Standard Industries Inc./NJ 4.75%, 01/15/28 (Call 01/15/23)(a)	25	23,906
5.38%, 11/15/24 (Call 11/15/19)(a)	50	51,066

		74,972

Chemicals — 1.5%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	15	15,356
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	20	22,345
CF Industries Inc., 3.45%, 06/01/23	20	19,529
Chemours Co. (The) 6.63%, 05/15/23 (Call 05/31/19)	16	16,575
7.00%, 05/15/25 (Call 05/15/20)	10	10,550
NOVA Chemicals Corp., 4.88%, 06/01/24 (Call 03/03/24)(a)	45	44,263

Security	Par (000)	Value

Chemicals (continued)
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	$10	$9,903
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	15	15,094

		153,615

Commercial Services — 3.8%
APX Group Inc., 7.63%, 09/01/23 (Call 09/01/19)(b)	16	14,067
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 05/31/19)(b)	20	20,371
Hertz Corp. (The) 6.25%, 10/15/22 (Call 05/31/19)	25	24,344
7.38%, 01/15/21 (Call 05/31/19)	25	25,002
7.63%, 06/01/22 (Call 06/01/19)(a)(b)	15	15,478
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 05/31/19)(a)	35	34,781
Prime Security Services Borrower LLC/Prime Finance Inc. 5.75%, 04/15/26(a)	11	11,122
9.25%, 05/15/23 (Call 05/31/19)(a)	35	36,888
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)	20	20,525
8.25%, 11/15/26 (Call 11/15/21)(a)	20	20,294
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	25	25,250
Star Merger Sub Inc. 6.88%, 08/15/26 (Call 02/15/22)(a)	10	10,383
10.25%, 02/15/27 (Call 02/15/22)(a)	10	10,463
United Rentals North America Inc. 4.88%, 01/15/28 (Call 01/15/23)	25	24,813
5.50%, 07/15/25 (Call 07/15/20)	50	51,681
5.50%, 05/15/27 (Call 05/15/22)(b)	25	25,750
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	15,989

		387,201

Computers — 1.8%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	25	25,062
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 05/16/19)(a)	25	25,417
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	25	26,459
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	25	25,240
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (Call 05/31/19)(a)(b)	10	10,175
NCR Corp., 5.88%, 12/15/21 (Call 05/31/19)	25	25,296
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	15	13,219
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	30	28,950

		179,818

Cosmetics & Personal Care — 0.7%
Avon Products Inc., 7.00%, 03/15/23	10	10,031
Edgewell Personal Care Co., 4.70%, 05/24/22(b)	15	15,488
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 07/01/20)(a)	45	44,655

		70,174

Diversified Financial Services — 4.2%
Ally Financial Inc. 5.13%, 09/30/24	50	52,787
8.00%, 03/15/20	50	52,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00%, 08/01/20 (Call 05/31/19)	25	25,172
6.25%, 02/01/22 (Call 05/31/19)	25	25,734
6.75%, 02/01/24 (Call 02/01/20)	25	26,206
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	15	14,944
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	25	25,062

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp. 5.50%, 01/25/23	$50	$50,990
6.75%, 06/25/25	10	10,238
6.75%, 06/15/26	5	5,025
7.25%, 09/25/23	25	27,062
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)	20	19,408
5.75%, 05/01/25 (Call 05/01/20)(a)	15	15,226
Springleaf Finance Corp. 6.13%, 05/15/22	25	26,439
6.88%, 03/15/25	25	26,793
7.13%, 03/15/26	25	26,844

		429,992

Electric — 2.5%
AES Corp./VA, 6.00%, 05/15/26 (Call 05/15/21)	25	26,480
Calpine Corp. 5.38%, 01/15/23 (Call 05/31/19)	25	25,156
5.75%, 01/15/25 (Call 10/15/19)	35	34,650
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)(a)	25	25,508
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	25	24,631
NRG Energy Inc. 6.25%, 05/01/24 (Call 05/31/19)	25	25,805
7.25%, 05/15/26 (Call 05/15/21)	25	27,250
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)	15	13,163
10.50%, 01/15/26 (Call 01/15/22)(a)	10	10,430
Vistra Energy Corp., 7.63%, 11/01/24 (Call 11/01/19)	15	15,829
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	25	25,711

		254,613

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)	25	25,275

Electronics — 0.5%
ADT Security Corp. (The), 6.25%, 10/15/21	25	26,274
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	25,685

		51,959

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	15	14,794

Engineering & Construction — 0.5%
AECOM 5.13%, 03/15/27 (Call 12/15/26)	25	25,094
5.88%, 10/15/24 (Call 07/15/24)	20	21,257

		46,351

Entertainment — 2.3%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)	40	37,341
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	25	24,460
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(a)	25	25,703
Cinemark USA Inc., 4.88%, 06/01/23 (Call 05/31/19)	15	15,155
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)	25	26,006
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(a)	15	15,682
Scientific Games International Inc. 8.25%, 03/15/26 (Call 03/15/22)(a)	25	25,844
10.00%, 12/01/22 (Call 05/31/19)	16	16,880

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/19)(a)	$25	$25,072
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	26,197

		238,340

Environmental Control — 0.4%
Covanta Holding Corp., 5.88%, 03/01/24 (Call 05/31/19)	15	15,458
GFL Environmental Inc., 7.00%, 06/01/26 (Call 06/01/21)(a)	25	24,375

		39,833

Food — 3.6%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC 6.63%, 06/15/24 (Call 06/15/19)	25	25,822
7.50%, 03/15/26 (Call 03/15/22)(a)	10	10,614
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)	25	24,575
JBS Investments GmbH, 6.25%, 02/05/23 (Call 05/31/19)(a)	200	203,000
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	25	25,372
Post Holdings Inc. 5.00%, 08/15/26 (Call 08/15/21)(a)	25	24,917
5.75%, 03/01/27 (Call 03/01/22)(a)	50	51,340

		365,640

Hand & Machine Tools — 0.2%
Colfax Corp. 6.00%, 02/15/24 (Call 02/15/21)(a)	5	5,200
6.38%, 02/15/26 (Call 02/15/22)(a)	10	10,600

		15,800

Health Care – Products — 1.4%
Avantor Inc. 6.00%, 10/01/24 (Call 10/01/20)(a)	25	26,117
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	25	27,219
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	25	24,828
Kinetic Concepts Inc./KCI USA Inc., 12.50%, 11/01/21 (Call 05/31/19)(a)	10	10,818
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	10	7,110
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (Call 05/31/19)(a)(b)	30	23,625
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/31/19)(a)	20	19,600

		139,317

Health Care – Services — 8.3%
Centene Corp. 4.75%, 01/15/25 (Call 01/15/20)	25	25,355
5.38%, 06/01/26 (Call 06/01/21)(a)	25	26,062
6.13%, 02/15/24 (Call 05/31/19)	30	31,396
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 05/31/19)(b)	30	29,670
6.25%, 03/31/23 (Call 03/31/20)	40	39,000
6.88%, 02/01/22 (Call 05/31/19)	40	26,100
8.00%, 03/15/26 (Call 03/15/22)(a)	25	24,319
11.00%, 06/30/23 (Call 06/30/20)(a)(e)	40	32,528
DaVita Inc., 5.00%, 05/01/25 (Call 05/01/20)	50	48,885
Encompass Health Corp., 5.75%, 11/01/24 (Call 05/31/19)	25	25,369
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	20	18,850
HCA Inc. 5.38%, 02/01/25	75	79,002
5.63%, 09/01/28 (Call 03/01/28)	25	26,625
5.88%, 02/15/26 (Call 08/15/25)	25	26,937
5.88%, 02/01/29 (Call 08/01/28)	5	5,381
7.50%, 02/15/22	50	54,943
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	20	20,400

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)	$25	$25,141
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	25	26,163
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 07/15/20)	80	80,224
6.00%, 10/01/20	60	62,025
8.13%, 04/01/22	65	69,515
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)	25	25,790
5.38%, 08/15/26 (Call 08/15/21)(a)	15	15,681

		845,361

Home Builders — 1.7%
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 05/31/19)(a)	25	25,102
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/19)(a)	25	21,906
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	20	20,229
4.88%, 12/15/23 (Call 09/15/23)	35	36,275
5.88%, 11/15/24 (Call 05/15/24)	10	10,763
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	20	21,169
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	25	25,065
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	15	15,207

		175,716

Household Products & Wares — 0.4%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 05/31/19)(a)	25	22,312
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	20	20,506

		42,818

Insurance — 0.7%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)	15	13,603
8.13%, 02/15/24 (Call 02/15/21)(a)	10	10,437
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	20	20,200
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(d)	25	25,094

		69,334

Internet — 2.3%
Netflix Inc. 4.38%, 11/15/26(b)	40	39,622
4.88%, 04/15/28	25	24,845
5.38%, 11/15/29(a)	10	10,125
5.50%, 02/15/22	35	36,840
5.88%, 11/15/28	25	26,338
Symantec Corp., 5.00%, 04/15/25 (Call 04/15/20)(a)	25	25,435
VeriSign Inc., 4.63%, 05/01/23 (Call 05/31/19)	15	15,259
Zayo Group LLC/Zayo Capital Inc. 5.75%, 01/15/27 (Call 01/15/22)(a)	25	25,375
6.00%, 04/01/23 (Call 05/31/19)	30	30,511

		234,350

Iron & Steel — 0.8%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	10	10,822
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	15	14,928
Steel Dynamics Inc., 5.50%, 10/01/24 (Call 10/01/19)	30	31,006
U.S. Steel Corp., 6.25%, 03/15/26 (Call 03/15/21)	25	22,438

		79,194

Leisure Time — 0.1%
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	10	9,931

Security	Par (000)	Value

Lodging — 2.8%
Boyd Gaming Corp. 6.00%, 08/15/26 (Call 08/15/21)	$20	$20,783
6.88%, 05/15/23 (Call 05/16/19)	25	25,913
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/19)(a)	15	14,944
10.75%, 09/01/24 (Call 09/01/19)(a)	25	23,812
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)(a)	25	25,596
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 05/31/19)(a)	15	15,485
MGM Resorts International, 6.63%, 12/15/21	100	107,265
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	12	11,844
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/27 (Call 02/15/27)(a)	10	9,750
5.50%, 03/01/25 (Call 12/01/24)(a)	35	35,350

		290,742

Media — 14.5%
Altice Financing SA, 6.63%, 02/15/23 (Call 05/31/19)(a)	200	205,000
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	25	24,865
Cablevision Systems Corp., 5.88%, 09/15/22	30	31,280
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/28 (Call 08/01/22)(a)	25	25,000
5.13%, 05/01/23 (Call 05/31/19)(a)	50	51,250
5.13%, 05/01/27 (Call 05/01/22)(a)	50	50,750
5.25%, 09/30/22 (Call 05/31/19)	25	25,395
5.75%, 02/15/26 (Call 02/15/21)(a)	100	104,450
Clear Channel Worldwide Holdings Inc. 9.25%, 02/15/24 (Call 02/15/21)(a)	30	32,287
Series B, 6.50%, 11/15/22 (Call 05/31/19)	35	35,831
CSC Holdings LLC 5.25%, 06/01/24	50	51,085
6.75%, 11/15/21	25	26,750
DISH DBS Corp. 5.88%, 07/15/22	100	97,382
6.75%, 06/01/21	50	51,622
7.75%, 07/01/26	25	22,375
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/19)(a)	35	35,612
7.00%, 05/15/27 (Call 05/15/22)(a)	10	10,803
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	26,060
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/19)(a)	25	25,380
Sinclair Television Group Inc., 6.13%, 10/01/22 (Call 05/16/19)	20	20,375
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(a)	35	35,044
5.38%, 04/15/25 (Call 04/15/20)(a)	50	51,466
Tribune Media Co., 5.88%, 07/15/22 (Call 05/13/19)	25	25,444
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)	200	207,575
Univision Communications Inc. 5.13%, 05/15/23 (Call 05/31/19)(a)	25	24,066
5.13%, 02/15/25 (Call 02/15/20)(a)	10	9,391
Viacom Inc., 5.88%, 02/28/57 (Call 02/28/22)(b)(d)	25	25,219
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	150	147,429

		1,479,186

Metal Fabricate & Hardware — 0.3%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	25	25,406

Mining — 1.0%
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	25	25,336

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	$75	$74,250

		99,586

Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 05/31/19)	25	25,536
Pitney Bowes Inc., 4.70%, 04/01/23 (Call 03/01/23)	25	24,244
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)	25	24,938

		74,718

Packaging & Containers — 4.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.63%, 05/15/23 (Call 05/31/19)(a)	300	302,263
Ball Corp., 4.00%, 11/15/23	35	35,262
Berry Global Inc., 4.50%, 02/15/26 (Call 02/15/21)(a)	25	24,250
BWAY Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(a)(b)	25	24,361
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	25	25,393
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(a)	15	15,244
5.75%, 10/15/20 (Call 05/31/19)	48	48,595

		475,368

Pharmaceuticals — 4.4%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)	35	38,192
9.25%, 04/01/26 (Call 04/01/22)(a)	15	16,669
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 05/31/19)(a)	35	35,196
5.50%, 11/01/25 (Call 11/01/20)(a)	15	15,412
5.88%, 05/15/23 (Call 05/31/19)(a)	100	100,770
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	50	50,591
6.50%, 03/15/22 (Call 05/31/19)(a)	25	25,875
9.00%, 12/15/25 (Call 12/15/21)(a)	15	16,611
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	20	20,756
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/23	75	68,087
3.15%, 10/01/26	75	63,094

		451,253

Real Estate — 0.7%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	20	20,174
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/31/19)	15	15,150
Realogy Group LLC/Realogy Co-Issuer Corp. 5.25%, 12/01/21 (Call 05/31/19)(a)	25	25,269
9.38%, 04/01/27 (Call 04/01/22)(a)	7	7,271

		67,864

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	20	20,275
CBL & Associates LP, 5.95%, 12/15/26 (Call 09/15/26)(b)	15	10,451
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27 (Call 03/15/22)	10	10,377
Equinix Inc. 5.38%, 04/01/23 (Call 05/31/19)	50	51,048
5.38%, 05/15/27 (Call 05/15/22)(b)	25	26,465
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	20	20,111
Iron Mountain Inc. 5.25%, 03/15/28 (Call 12/27/22)(a)	20	19,700
5.75%, 08/15/24 (Call 05/13/19)	35	35,175
iStar Inc., 5.25%, 09/15/22 (Call 09/15/19)	10	10,076

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)	$30	$29,625
5.75%, 02/01/27 (Call 11/01/26)(a)	10	10,502
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27 (Call 10/15/22)	25	25,050
5.25%, 08/01/26 (Call 08/01/21)	15	15,263
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	25,378
Starwood Property Trust Inc., 3.63%, 02/01/21 (Call 11/01/20)	20	19,941
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 05/31/19)(a)(b)	10	9,619
8.25%, 10/15/23 (Call 05/31/19)	15	13,960

		353,016

Retail — 3.1%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	25	24,646
5.00%, 10/15/25 (Call 10/15/20)(a)	50	49,602
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/19)(a)	25	25,568
8.75%, 10/01/25 (Call 10/01/20)(a)	25	26,143
JC Penney Corp. Inc., 8.63%, 03/15/25 (Call 03/15/21)(a)(b)	10	6,183
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	25	24,822
L Brands Inc., 5.25%, 02/01/28	20	17,852
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 05/31/19)(a)	15	8,512
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)	25	22,750
7.13%, 03/15/23 (Call 05/31/19)(a)	25	22,190
QVC Inc., 4.38%, 03/15/23	25	25,262
Rite Aid Corp., 6.13%, 04/01/23 (Call 05/31/19)(a)	25	21,250
Staples Inc. 7.50%, 04/15/26 (Call 04/15/22)(a)	25	25,016
10.75%, 04/15/27 (Call 04/15/22)(a)	20	20,425

		320,221

Software — 2.9%
CDK Global Inc., 5.88%, 06/15/26 (Call 06/15/21)(b)	25	26,412
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	40	39,700
First Data Corp. 5.00%, 01/15/24 (Call 05/13/19)(a)	50	51,255
5.75%, 01/15/24 (Call 05/13/19)(a)	25	25,744
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/16/19)	25	25,445
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	25	26,228
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	25	26,226
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	25	23,313
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/31/19)(a)	25	27,125
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	25	25,594

		297,042

Telecommunications — 11.9%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	203,250
CenturyLink Inc. Series S, 6.45%, 06/15/21	50	52,176
Series T, 5.80%, 03/15/22	25	25,705
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	25	26,839
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)	10	9,225

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc. 5.50%, 03/01/24 (Call 03/01/21)(a)	$15	$15,647
5.50%, 06/15/24 (Call 06/15/19)(a)	25	25,242
6.00%, 03/01/26 (Call 03/01/22)(a)	20	21,164
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	20	21,663
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(a)	20	20,270
Frontier Communications Corp. 6.88%, 01/15/25 (Call 10/15/24)(b)	35	18,676
7.13%, 01/15/23	10	6,225
8.00%, 04/01/27 (Call 04/01/22)(a)	25	25,906
8.50%, 04/01/26 (Call 04/01/21)(a)	25	23,587
10.50%, 09/15/22 (Call 06/15/22)	25	18,250
11.00%, 09/15/25 (Call 06/15/25)	50	32,375
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	15	15,333
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	30	30,300
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	5	4,643
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 05/31/19)	25	22,625
8.00%, 02/15/24 (Call 05/31/19)(a)	15	15,656
8.50%, 10/15/24 (Call 10/15/20)(a)	25	24,750
9.75%, 07/15/25 (Call 07/15/21)(a)	30	30,788
Intelsat Luxembourg SA 7.75%, 06/01/21 (Call 05/31/19)	25	23,250
8.13%, 06/01/23 (Call 06/17/19)	15	11,456
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 05/31/19)(b)	50	50,678
Sprint Communications Inc., 6.00%, 11/15/22	25	25,124
Sprint Corp. 7.13%, 06/15/24	50	50,109
7.25%, 09/15/21	50	52,375
7.63%, 03/01/26 (Call 11/01/25)	20	20,000
7.88%, 09/15/23	85	88,436
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	25	25,438
T-Mobile USA Inc. 4.75%, 02/01/28 (Call 02/01/23)	25	25,147
6.38%, 03/01/25 (Call 09/01/19)	100	103,960
6.50%, 01/15/26 (Call 01/15/21)	50	53,485

		1,219,753

Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	20	20,025

Transportation — 0.4%
XPO Logistics Inc. 6.50%, 06/15/22 (Call 05/31/19)(a)	23	23,489
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	15	15,515

		39,004

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.5%
Avolon Holdings Funding Ltd. 5.13%, 10/01/23 (Call 09/01/23)(a)	$25	$25,914
5.25%, 05/15/24 (Call 04/15/24)(a)	25	26,086

		52,000

Total Corporate Bonds & Notes — 97.1% (Cost: $9,737,680)		9,912,044

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	863	863,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	106	105,560

		969,363

Total Short-Term Investments — 9.5% (Cost: $969,025)		969,363

Total Investments in Securities — 106.6% (Cost: $10,706,705)		10,881,407

Other Assets, Less Liabilities — (6.6)%		(671,455)

Net Assets — 100.0%		$10,209,952

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,430	(567)	863	$863,803	$4,239	(b)	$75		$141
BlackRock Cash Funds: Treasury, SL Agency Shares	117	(11)	106	105,560	2,390		—		—

				$969,363	$6,629		$75		$141

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,912,044	$—	$9,912,044
Money Market Funds	969,363	—	—	969,363

	$969,363	$9,912,044	$—	$10,881,407

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,691,865,242	$847,970,445		$78,440,632	$9,912,044
Affiliated(c)	501,186,779	206,319,057		10,153,220	969,363
Cash	—	10,926		35,859	—
Receivables:
Investments sold	21,026,666	5,491,777		—	135,593
Securities lending income — Affiliated	277,928	83,410		5,150	470
Capital shares sold	83,823	1,239,293		133,514	—
Dividends	120,061	33,568		1,402	351
Interest	42,577,619	13,815,585		1,239,631	151,782

Total assets	3,257,138,118	1,074,964,061		90,009,408	11,169,603

LIABILITIES
Collateral on securities loaned, at value	461,307,026	192,081,067		9,187,635	863,240
Payables:
Investments purchased	15,805,452	9,724,438		238,875	92,233
Investment advisory fees	660,273	105,569		15,658	4,178

Total liabilities	477,772,751	201,911,074		9,442,168	959,651

NET ASSETS	$2,779,365,367	$873,052,987		$80,567,240	$10,209,952

NET ASSETS CONSIST OF:
Paid-in capital	$2,885,722,378	$861,040,176		$82,379,784	$9,984,945
Accumulated earnings (loss)	(106,357,011)	12,012,811		(1,812,544)	225,007

NET ASSETS	$2,779,365,367	$873,052,987		$80,567,240	$10,209,952

Shares outstanding	59,500,000	21,450,000	(d)	3,050,000	200,000

Net asset value	$46.71	$40.70	(d)	$26.42	$51.05

Shares authorized	Unlimited	Unlimited		Unlimited	Unlimited

Par value	None	None		None	None

(a) Securities loaned, at value	$438,280,013	$184,085,464		$8,786,824	$831,806
(b) Investments, at cost — Unaffiliated	$2,705,433,640	$838,368,537		$79,839,514	$9,737,680
(c) Investments, at cost — Affiliated	$501,025,610	$206,294,418		$10,150,844	$969,025
(d)	Shares outstanding and net asset value per share reflect a six-for-five stock split effective after the close of trading on April 18, 2019.

See notes to financial statements.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$420,841	$82,514	$6,498	$2,390
Interest — Unaffiliated	74,585,129	14,529,091	1,978,997	314,948
Securities lending income — Affiliated — net	1,762,580	277,374	36,403	4,239
Other income — Unaffiliated	9,137	9,708	—	130

Total investment income	76,777,687	14,898,687	2,021,898	321,707

EXPENSES
Investment advisory fees	3,883,468	490,131	81,308	24,623

Total expenses	3,883,468	490,131	81,308	24,623

Less:
Investment advisory fees waived	—	(69,021)	—	—

Total expenses after fees waived	3,883,468	421,110	81,308	24,623

Net investment income	72,894,219	14,477,577	1,940,590	297,084

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(13,232,927)	(202,007)	(39,223)	(8,688)
Investments — Affiliated	(10,392)	(1,514)	51	75
In-kind redemptions — Unaffiliated	(26,832,189)	—	(414,836)	—

Net realized loss	(40,075,508)	(203,521)	(454,008)	(8,613)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	54,291,860	20,588,867	1,739,782	316,970
Investments — Affiliated	83,527	19,057	1,221	141

Net change in unrealized appreciation (depreciation)	54,375,387	20,607,924	1,741,003	317,111

Net realized and unrealized gain	14,299,879	20,404,403	1,286,995	308,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,194,098	$34,881,980	$3,227,585	$605,582

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$72,894,219	$179,965,686	$14,477,577	$12,292,256
Net realized loss	(40,075,508)	(18,679,056)	(203,521)	(207,634)
Net change in unrealized appreciation (depreciation)	54,375,387	(87,900,172)	20,607,924	(10,833,501)

Net increase in net assets resulting from operations	87,194,098	73,386,458	34,881,980	1,251,121

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(77,770,612)	(176,212,556)	(12,964,400)	(11,034,183)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(356,858,047)	(373,359,603)	595,602,657	215,318,912

NET ASSETS
Total increase (decrease) in net assets	(347,434,561)	(476,185,701)	617,520,237	205,535,850
Beginning of period	3,126,799,928	3,602,985,629	255,532,750	49,996,900

End of period	$2,779,365,367	$3,126,799,928	$873,052,987	$255,532,750

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Fallen Angels USD Bond ETF		iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,940,590	$3,144,455	$297,084	$585,211
Net realized gain (loss)	(454,008)	(120,420)	(8,613)	31,108
Net change in unrealized appreciation (depreciation)	1,741,003	(3,847,425)	317,111	(505,298)

Net increase (decrease) in net assets resulting from operations	3,227,585	(823,390)	605,582	111,021

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,948,399)	(3,132,020)	(303,310)	(583,831)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,951,359	56,087,970	—	—

NET ASSETS
Total increase (decrease) in net assets	13,230,545	52,132,560	302,272	(472,810)
Beginning of period	67,336,695	15,204,135	9,907,680	10,380,490

End of period	$80,567,240	$67,336,695	$10,209,952	$9,907,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$46.19		$47.53	$46.92	$46.49	$49.63	$50.12

Net investment income(a)	1.28		2.56	2.65	2.64	2.49	2.20
Net realized and unrealized gain (loss)(b)	0.56		(1.38)	0.58	0.40	(3.37)	(0.72)

Net increase (decrease) from investment operations	1.84		1.18	3.23	3.04	(0.88)	1.48

Distributions(c)
From net investment income	(1.32)		(2.52)	(2.62)	(2.61)	(2.26)	(1.97)

Total distributions	(1.32)		(2.52)	(2.62)	(2.61)	(2.26)	(1.97)

Net asset value, end of period	$46.71		$46.19	$47.53	$46.92	$46.49	$49.63

Total Return
Based on net asset value	4.07	%(d)	2.55%	7.06%	6.88%	(1.84)%	2.99%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.44%	0.50%	0.50%

Total expenses after fees waived	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.38%

Net investment income	5.63	%(e)	5.46%	5.59%	5.80%	5.23%	4.39%

Supplemental Data
Net assets, end of period (000)	$2,779,365		$3,126,800	$3,602,986	$1,229,318	$864,643	$84,367

Portfolio turnover rate(f)	14	%(d)	35%	35%	31%	25%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited	)(a)	Year Ended 10/31/18 (a)	Period From 10/25/17 to 10/31/17	(b) (a)

Net asset value, beginning of period	$39.80		$41.67	$41.67

Net investment income(c)	1.28		2.39	0.03
Net realized and unrealized gain (loss)(d)	0.89		(2.17)	(0.03)

Net increase from investment operations	2.17		0.22	0.00

Distributions(e)
From net investment income	(1.27)		(2.09)	—

Total distributions	(1.27)		(2.09)	—

Net asset value, end of period	$40.70		$39.80	$41.67

Total Return
Based on net asset value	5.60	%(f)	0.55%	0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.22	%(g)	0.22%	0.22	%(g)

Total expenses after fees waived	0.19	%(g)	0.22%	0.22	%(g)

Net investment income	6.50	%(g)	5.89%	3.19	%(g)

Supplemental Data
Net assets, end of period (000)	$873,053		$255,533	$49,997

Portfolio turnover rate(h)	8	%(f)	15%	0	%(f)

(a)	Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Period From 06/14/16 to 10/31/16	(a)

Net asset value, beginning of period	$25.90		$27.64	$26.77	$25.00

Net investment income(b)	0.76		1.50	1.62	0.60
Net realized and unrealized gain (loss)(c)	0.53		(1.49)	0.89	1.69

Net increase from investment operations	1.29		0.01	2.51	2.29

Distributions(d)
From net investment income	(0.77)		(1.42)	(1.56)	(0.52)
From net realized gain	—		(0.33)	(0.08)	—

Total distributions	(0.77)		(1.75)	(1.64)	(0.52)

Net asset value, end of period	$26.42		$25.90	$27.64	$26.77

Total Return
Based on net asset value	5.11	%(e)	0.04%	9.72%	9.21	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.33%	0.35	%(f)

Net investment income	5.97	%(f)	5.65%	5.98%	6.02	%(f)

Supplemental Data
Net assets, end of period (000)	$80,567		$67,337	$15,204	$10,708

Portfolio turnover rate(g)	9	%(e)	29%	31%	8	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Period From 06/14/16 to 10/31/16	(a)

Net asset value, beginning of period	$49.54		$51.90	$51.28	$49.48

Net investment income(b)	1.49		2.93	3.00	1.09
Net realized and unrealized gain (loss)(c)	1.54		(2.37)	0.54	1.64

Net increase from investment operations	3.03		0.56	3.54	2.73

Distributions(d)
From net investment income	(1.52)		(2.92)	(2.92)	(0.93)

Total distributions	(1.52)		(2.92)	(2.92)	(0.93)

Net asset value, end of period	$51.05		$49.54	$51.90	$51.28

Total Return
Based on net asset value	6.24	%(e)	1.13%	7.09%	5.52	%(e)

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%	0.50%	0.50	%(f)

Net investment income	6.03	%(f)	5.80%	5.80%	5.61	%(f)

Supplemental Data
Net assets, end of period (000)	$10,210		$9,908	$10,380	$10,255

Portfolio turnover rate(g)	13	%(e)	24%	18%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Non-Diversified
Fallen Angels USD Bond	Non-diversified
iBoxx $ High Yield ex Oil & Gas Corporate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$10,156,464	$10,156,464		$—	$—
Barclays Capital Inc.	89,303,650	89,303,650		—	—
BNP Paribas Prime Brokerage International Ltd.	5,223,808	5,223,808		—	—
BNP Paribas Securities Corp.	205,000	205,000		—	—
Citigroup Global Markets Inc.	43,531,711	43,531,711		—	—
Credit Suisse Securities (USA) LLC	10,863,914	10,863,914		—	—
Deutsche Bank Securities Inc.	6,950,118	6,950,118		—	—
Goldman Sachs & Co.	98,337,513	98,337,513		—	—
HSBC Securities (USA) Inc.	4,966,088	4,966,088		—	—
Jefferies LLC	3,420,746	3,420,746		—	—
JPMorgan Securities LLC	58,614,807	58,614,807		—	—
Merrill Lynch, Pierce, Fenner & Smith	15,321,526	15,321,526		—	—
MUFG Securities Americas Inc.	4,599,885	4,599,885		—	—
RBC Capital Markets LLC	46,215,893	46,215,893		—	—
State Street Bank & Trust Company	2,649,833	2,649,833		—	—
UBS AG	2,406,481	2,406,481		—	—
Wells Fargo Securities LLC	35,512,576	35,512,576		—	—

	$438,280,013	$438,280,013		$—	$—

Broad USD High Yield Corporate Bond
Barclays Bank PLC	$6,979,327	$6,979,327		$—	$—
Barclays Capital Inc.	21,663,344	21,663,344		—	—
BMO Capital Markets	1,717,808	1,717,808		—	—
Citadel Clearing LLC	1,041,384	1,041,384		—	—
Citigroup Global Markets Inc.	14,162,068	14,162,068		—	—
Credit Suisse Securities (USA) LLC	4,846,795	4,846,795		—	—
Goldman Sachs & Co.	43,773,556	43,773,556		—	—
Jefferies LLC	1,554,346	1,554,346		—	—
JPMorgan Securities LLC	35,358,745	35,358,745		—	—
Merrill Lynch, Pierce, Fenner & Smith	6,815,440	6,815,440		—	—
Morgan Stanley & Co. LLC	10,191,494	10,191,494		—	—
Nomura Securities International Inc.	1,725,623	1,725,623		—	—
RBC Capital Markets LLC	25,972,182	25,972,182		—	—
Wells Fargo Securities LLC	8,283,352	8,283,352		—	—

	$184,085,464	$184,085,464		$—	$—

Fallen Angels USD Bond
Barclays Bank PLC	$471,954	$471,954		$—	$—
BNP Paribas Securities Corp.	184,500	184,500		—	—
Citigroup Global Markets Inc.	448,053	448,053		—	—
Credit Suisse Securities (USA) LLC	172,530	172,530		—	—
Jefferies LLC	120,750	120,750		—	—
JPMorgan Securities LLC	5,041,438	5,041,438		—	—
Morgan Stanley & Co. LLC	1,992,666	1,992,666		—	—
Wells Fargo Securities LLC	354,933	354,933		—	—

	$8,786,824	$8,786,824		$—	$—

iBoxx $ High Yield ex Oil & Gas Corporate Bond
Barclays Bank PLC	$28,775	$28,775		$—	$—
Barclays Capital Inc.	267,899	267,899		—	—
Citigroup Global Markets Inc.	249,848	249,848		—	—
Credit Suisse Securities (USA) LLC	25,750	25,750		—	—
JPMorgan Securities LLC	202,232	202,232		—	—
Morgan Stanley & Co. LLC	57,302	57,302		—	—

	$831,806	$831,806		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
Fallen Angels USD Bond	0.25
iBoxx $ High Yield ex Oil & Gas Corporate Bond	0.50

Expense Waivers: For the six months ended April 30, 2019, BFA has voluntarily waived its investment advisory fees for the iShares Broad USD High Yield Corporate Bond ETF in the amount of $69,021.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
0-5 Year High Yield Corporate Bond	$451,479
Broad USD High Yield Corporate Bond	76,292
Fallen Angels USD Bond	9,005
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1,103

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$359,217,961	$389,844,863
Broad USD High Yield Corporate Bond	50,208,709	35,657,009
Fallen Angels USD Bond	5,984,708	5,695,970
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1,219,408	1,382,872

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$521,880,165	$858,182,576
Broad USD High Yield Corporate Bond	564,165,543	—
Fallen Angels USD Bond	21,095,054	9,682,574

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
0-5 Year High Yield Corporate Bond	$62,861,875
Broad USD High Yield Corporate Bond	207,433
Fallen Angels USD Bond	213,866

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$3,206,558,344	$21,623,900	$(35,130,223)	$(13,506,323)
Broad USD High Yield Corporate Bond	1,044,663,156	14,957,448	(5,331,102)	9,626,346
Fallen Angels USD Bond	90,024,951	862,459	(2,293,558)	(1,431,099)
iBoxx $ High Yield ex Oil & Gas Corporate Bond	10,706,705	299,113	(124,411)	174,702

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year High Yield Corporate Bond
Shares sold	11,700,000	$540,604,785	27,800,000	$1,299,920,902
Shares redeemed	(19,900,000)	(897,462,832)	(35,900,000)	(1,673,280,505)

Net decrease	(8,200,000)	$(356,858,047)	(8,100,000)	$(373,359,603)

Broad USD High Yield Corporate Bond
Shares sold	15,030,000 (a)	$595,602,657	5,220,000 (a)	$215,318,912

Fallen Angels USD Bond
Shares sold	850,000	$21,955,738	3,050,000	$82,708,770
Shares redeemed	(400,000)	(10,004,379)	(1,000,000)	(26,620,800)

Net increase	450,000	$11,951,359	2,050,000	$56,087,970

iBoxx $ High Yield ex Oil & Gas Corporate Bond
Shares sold	—	$—	50,000	$2,507,410
Shares redeemed	—	—	(50,000)	(2,507,410)

Net increase	—	$—	—	$—

(a)	Share transactions reflect a six-for-five stock split effective after the close of trading on April 18, 2019.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements  (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a six-for-five stock split for the iShares Broad USD High Yield Corporate Bond ETF, effective after the close of trading on April 18, 2019. The impact of the stock split was to increase the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year High Yield Corporate Bond(a)	$1.284476	$—	$0.036295	$1.320771	97%	—%	3%	100%
Broad USD High Yield Corporate Bond(a)	1.152307	—	0.120924	1.273231	91	—	9	100
Fallen Angels USD Bond(a)	0.736511	—	0.030423	0.766934	96	—	4	100
iBoxx $ High Yield ex Oil & Gas Corporate Bond(a)	1.489323	—	0.027227	1.516550	98	—	2	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	69

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	71

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Edge U.S. Fixed Income Balanced Risk ETF | FIBR | Cboe BZX

Fund Summary as of April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Investment Objective

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks to track the investment results of an index composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.86%	6.22%	3.00%	6.22%	13.14%
Fund Market	5.75	6.35	3.01	6.35	13.22
Index	5.89	6.43	2.24	6.43	9.69

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,058.60	$1.28		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	34.8%
Aa	3.3
A	17.4
Baa	25.7
Ba	10.6
B	5.6
Caa	1.3
Not Rated	1.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	3.2%
1-5 Years	36.2
5-10 Years	25.1
10-15 Years	1.8
15-20 Years	3.4
More than 20 Years	30.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,485
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	100	101,979

		127,464

Aerospace & Defense — 1.3%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	100	103,055
BBA U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	25,643
Boeing Co. (The)
2.70%, 05/01/22	45	44,920
3.10%, 05/01/26 (Call 03/01/26)	200	199,438
Bombardier Inc.
6.13%, 01/15/23(a)(b)	50	50,167
8.75%, 12/01/21(a)	50	55,211
L3 Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)	200	206,410
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	125	126,369
4.60%, 06/15/28 (Call 03/15/28)	150	151,065
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	50	52,070
6.50%, 05/15/25 (Call 05/15/20)	150	151,042
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	65	67,915

		1,233,305

Agriculture — 1.2%
Altria Group Inc.
2.85%, 08/09/22	350	348,082
3.80%, 02/14/24 (Call 01/14/24)	105	106,950
BAT Capital Corp., 2.30%, 08/14/20	190	188,493
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	68,016
2.88%, 05/01/24 (Call 04/01/24)	200	199,158
Reynolds American Inc.
4.00%, 06/12/22	100	102,309
8.13%, 06/23/19	100	100,690
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	70	62,823

		1,176,521

Airlines — 0.4%
Delta Air Lines Inc.
2.60%, 12/04/20	145	144,026
3.40%, 04/19/21	225	226,192
United Continental Holdings Inc., 5.00%, 02/01/24(b)	50	51,426

		421,644

Apparel — 0.2%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	170	169,152

Auto Manufacturers — 3.3%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)(a)	50	50,539
5.88%, 06/01/29 (Call 06/01/24)(a)	20	20,611
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	200	196,710
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	198,674
3.34%, 03/28/22 (Call 02/28/22)	600	593,208
General Motors Financial Co. Inc.
2.45%, 11/06/20	200	198,164
3.15%, 06/30/22 (Call 05/30/22)	300	297,684
3.20%, 07/06/21 (Call 06/06/21)	55	54,961
3.25%, 01/05/23 (Call 12/05/22)	300	298,020
3.45%, 04/10/22 (Call 02/10/22)	100	100,463
3.55%, 07/08/22	200	201,196

Security	Par (000)	Value

Auto Manufacturers (continued)
4.00%, 01/15/25 (Call 10/15/24)	$100	$100,577
4.15%, 06/19/23 (Call 05/19/23)	80	81,611
4.20%, 03/01/21 (Call 02/01/21)	200	203,478
4.20%, 11/06/21	140	143,140
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	50	42,742
Toyota Motor Credit Corp., 2.65%, 04/12/22	300	300,645

		3,082,423

Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	15	15,676
8.50%, 05/15/27 (Call 05/15/22)(a)	10	10,332
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	50	40,764
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	50	48,787

		115,559

Banks — 20.5%
Bank of America Corp.
2.82%, 07/21/23 (Call 07/21/22)(c)	450	446,913
2.88%, 04/24/23 (Call 04/24/22)(c)	200	199,264
3.00%, 12/20/23 (Call 12/20/22)(c)	1,306	1,300,946
3.12%, 01/20/23 (Call 01/20/22)(c)	300	300,876
3.30%, 01/11/23	200	202,264
3.56%, 04/23/27 (Call 04/23/26)(c)	100	100,704
4.25%, 10/22/26	100	103,247
Bank of Montreal
2.90%, 03/26/22	200	200,444
3.10%, 07/13/20	400	402,328
Bank of Nova Scotia (The), 2.45%, 03/22/21	100	99,594
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	200	199,156
BB&T Corp., 3.05%, 06/20/22 (Call 05/20/22)	200	201,336
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	400	400,212
Capital One N.A
2.35%, 01/31/20 (Call 12/31/19)	250	249,133
2.65%, 08/08/22 (Call 07/08/22)	250	247,535
CIT Group Inc., 5.00%, 08/15/22	100	104,325
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	200	199,052
2.88%, 07/24/23 (Call 07/24/22)(c)	400	397,400
2.90%, 12/08/21 (Call 11/08/21)	800	800,816
3.35%, 04/24/25 (Call 04/24/24)(c)	165	165,856
4.50%, 01/14/22	350	364,577
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21)	250	252,682
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	250	249,523
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	250	252,547
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	181,050
Goldman Sachs Group Inc. (The)
2.75%, 09/15/20 (Call 08/15/20)	130	129,931
3.20%, 02/23/23 (Call 01/23/23)	200	200,270
3.27%, 09/29/25 (Call 09/29/24)(c)	200	197,696
3.50%, 01/23/25 (Call 10/23/24)	200	200,958
3.75%, 02/25/26 (Call 11/25/25)	300	301,782
3.85%, 01/26/27 (Call 01/26/26)	400	402,484
5.25%, 07/27/21	700	735,511
HSBC Holdings PLC
2.65%, 01/05/22	700	695,436
4.25%, 03/14/24	400	412,248
4.29%, 09/12/26 (Call 09/12/25)(c)	200	208,328
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/01/21)	800	797,968
2.78%, 04/25/23 (Call 04/25/22)(c)	150	149,142

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.97%, 01/15/23 (Call 01/15/22)	$300	$300,414
3.13%, 01/23/25 (Call 10/23/24)	450	450,153
3.22%, 03/01/25 (Call 03/01/24)(c)	200	199,990
3.70%, 05/06/30 (Call 05/06/29)(c)	100	100,203
3.88%, 09/10/24	100	102,935
4.02%, 12/05/24 (Call 12/05/23)(c)	200	207,330
4.20%, 07/23/29 (Call 07/23/28)(c)	70	72,991
4.63%, 05/10/21	100	103,629
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	196,870
3.00%, 02/22/22	50	50,156
3.54%, 07/26/21	45	45,677
Mizuho Financial Group Inc., 2.95%, 02/28/22	200	200,064
Morgan Stanley 2.63%, 11/17/21	100	99,611
2.75%, 05/19/22	300	298,482
3.13%, 07/27/26	185	180,582
3.88%, 01/27/26	400	409,828
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	252,168
National Australia Bank Ltd./New York, 2.88%, 04/12/23	250	249,143
Royal Bank of Canada, 2.80%, 04/29/22	300	300,300
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	200	201,872
Santander UK PLC, 3.75%, 11/15/21	200	203,976
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20	400	398,752
Sumitomo Mitsui Financial Group Inc., 2.44%, 10/19/21	400	396,056
SunTrust Bank/Atlanta GA, 2.59%, 01/29/21 (Call 01/29/20)(c)	400	399,300
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	244,880
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	252,837
Wells Fargo & Co.
2.50%, 03/04/21	400	398,088
3.00%, 01/22/21	100	100,407
3.75%, 01/24/24 (Call 12/24/23)	100	102,909
4.48%, 01/16/24	100	105,193
Wells Fargo Bank N.A., 2.60%, 01/15/21	300	299,406
Westpac Banking Corp.
2.15%, 03/06/20	200	199,146
2.80%, 01/11/22	200	200,064

		19,376,946

Beverages — 0.3%
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(a)	105	108,149
4.42%, 05/25/25 (Call 03/25/25)(a)	75	78,286
4.60%, 05/25/28 (Call 02/25/28)(a)	100	104,728

		291,163

Biotechnology — 0.3%
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	14	13,994
Biogen Inc., 2.90%, 09/15/20	30	29,999
Celgene Corp.
2.88%, 08/15/20	200	200,094
3.45%, 11/15/27 (Call 08/15/27)	31	30,715

		274,802

Building Materials — 0.2%
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)(b)	50	50,264
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	40	40,327
NCI Building Systems Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)(b)	25	23,314
Standard Industries Inc./NJ, 5.38%, 11/15/24 (Call 11/15/19)(a)	100	102,033

Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/16/19)	$15	$15,297

		231,235

Chemicals — 1.6%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	95	95,322
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	25,224
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	100	104,777
DowDuPont Inc., 3.77%, 11/15/20	95	96,493
International Flavors & Fragrances Inc., 3.40%, 09/25/20	150	150,927
Olin Corp., 5.13%, 09/15/27 (Call 03/15/22)(b)	50	50,922
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(b)	200	203,502
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	500	501,070
6.13%, 10/15/19	100	101,392
Sherwin-Williams Co. (The)
2.25%, 05/15/20	65	64,615
2.75%, 06/01/22 (Call 05/01/22)	25	24,832
3.13%, 06/01/24 (Call 04/01/24)	50	49,845
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	40	38,818

		1,507,739

Commercial Services — 2.1%
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	50	42,749
7.63%, 06/01/22 (Call 06/01/19)(a)	50	51,649
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	130	130,450
4.00%, 03/01/26 (Call 12/01/25)(a)	150	150,087
4.13%, 08/01/23 (Call 07/01/23)	56	57,328
4.75%, 02/15/25 (Call 11/15/24)(a)	25	26,165
4.75%, 08/01/28 (Call 05/01/28)	45	47,133
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/31/19)(a)	100	101,994
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	25	24,942
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)(b)	15	15,395
8.25%, 11/15/26 (Call 11/15/21)(a)	70	71,036
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	24,524
4.40%, 02/15/26 (Call 11/15/25)	400	430,312
Service Corp. International/U.S., 5.38%, 05/15/24 (Call 05/31/19)	135	138,737
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	49,045
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,343
4.80%, 04/01/26 (Call 01/01/26)	300	316,518
United Rentals North America Inc., 4.63%, 10/15/25 (Call 10/15/20)	80	79,397
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	200	208,026
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	15,944

		2,006,774

Computers — 1.7%
Apple Inc., 3.00%, 02/09/24 (Call 12/09/23)	60	60,589
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	100	100,677
4.90%, 10/01/26 (Call 08/01/26)(a)	100	102,516
6.02%, 06/15/26 (Call 03/15/26)(a)	225	243,994
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	100	105,768

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	$100	$101,013
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)(c)	900	908,766

		1,623,323

Distribution & Wholesale — 0.1%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	84	84,328

Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.95%, 02/01/22 (Call 01/01/22)	200	202,766
5.00%, 10/01/21	150	155,874
Ally Financial Inc., 8.00%, 11/01/31	100	128,259
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	150	148,341
3.70%, 11/05/21 (Call 10/05/21)	300	306,528
Capital One Financial Corp. 2.40%, 10/30/20 (Call 09/30/20)	230	228,836
2.50%, 05/12/20 (Call 04/12/20)	85	84,719
3.45%, 04/30/21 (Call 03/30/21)	106	107,246
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	25	26,303
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200	197,862
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 02/01/22 (Call 05/31/19)(b)	125	128,579
6.38%, 12/15/25 (Call 12/15/20)	100	104,196
Intercontinental Exchange Inc. 3.75%, 12/01/25 (Call 09/01/25)	35	36,488
3.75%, 09/21/28 (Call 06/21/28)	30	31,093
4.00%, 10/15/23	150	156,900
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	45	44,841
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	585	584,339
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	104,809
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 07/01/21 (Call 05/31/19)	100	100,131
6.50%, 06/01/22 (Call 05/31/19)	50	49,246
Navient Corp. 5.00%, 10/26/20	100	101,500
6.13%, 03/25/24	50	51,201
ORIX Corp. 2.90%, 07/18/22	55	54,853
3.25%, 12/04/24	85	85,318
Springleaf Finance Corp. 6.13%, 03/15/24 (Call 09/15/23)(b)	30	31,680
6.88%, 03/15/25	55	58,978
7.13%, 03/15/26	80	85,919
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	650	648,888
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	200	201,378
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	105	106,572
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(a)	45	46,647

		4,400,290

Electric — 3.6%
AES Corp./VA 5.50%, 04/15/25 (Call 04/15/20)	47	48,692
6.00%, 05/15/26 (Call 05/15/21)	100	106,049
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	200	201,736
Baltimore Gas & Electric Co., 2.80%, 08/15/22 (Call 05/15/22)	100	99,784

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	$250	$259,235
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	50,498
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/21)(a)	160	160,395
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	200	196,374
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)(b)	100	98,517
Dominion Energy Inc. 2.58%, 07/01/20	30	29,876
Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	95,787
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(b)	200	198,512
Duke Energy Corp., 3.55%, 09/15/21 (Call 06/15/21)	100	101,479
Entergy Louisiana LLC, 5.40%, 11/01/24	200	225,396
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)	100	103,364
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	100,260
Exelon Generation Co. LLC, 2.95%, 01/15/20 (Call 12/15/19)	100	100,007
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	35,253
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	100	101,227
NextEra Energy Operating Partners LP, 4.25%, 09/15/24 (Call 07/15/24)(a)	35	35,114
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)	150	160,179
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	150	149,958
4.15%, 09/15/21 (Call 06/15/21)	300	306,891
Public Service Electric &Gas Co., 2.00%, 08/15/19 (Call 07/15/19)	150	149,690
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	47,134
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	45	44,622
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	156,113
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	60	59,902

		3,422,044

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	5	5,164

Electronics — 0.5%
ADT Security Corp. (The), 5.25%, 03/15/20	100	101,618
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	250	243,505
Amphenol Corp., 2.20%, 04/01/20	60	59,616
Fortive Corp., 1.80%, 06/15/19	5	4,990
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(b)	40	38,815

		448,544

Energy – Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	50	49,355

Engineering & Construction — 0.0%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	25	23,500

Entertainment — 0.3%
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	97,942
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)(b)	15	15,605
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)(b)	100	99,578
10.00%, 12/01/22 (Call 05/31/19)	41	43,249

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	$25	$26,206

		282,580

Environmental Control — 0.0%
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	35	34,909

Food — 1.4%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 7.50%, 03/15/26 (Call 03/15/22)(a)(b)	5	5,325
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 07/15/19)(a)	35	35,922
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(a)	10	10,596
Kraft Heinz Foods Co., 2.80%, 07/02/20 (Call 06/02/20)	250	249,643
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	100	101,634
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	135	134,168
Mondelez International Inc. 3.63%, 05/07/23 (Call 04/07/23)	250	255,575
3.63%, 02/13/26 (Call 12/13/25)	135	136,866
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	103,310
Post Holdings Inc. 5.50%, 03/01/25 (Call 03/01/20)(a)	225	230,202
5.63%, 01/15/28 (Call 12/01/22)(a)	50	50,525
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	45	41,347

		1,355,113

Food Service — 0.0%
Aramark Services Inc., 5.13%, 01/15/24 (Call 05/31/19)	35	36,169

Forest Products & Paper — 0.2%
Cascades Inc., 5.50%, 07/15/22 (Call 05/31/19)(a)	49	49,490
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	50	45,973
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	79	82,596

		178,059

Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63%, 05/20/24 (Call 03/20/24)	45	47,000
5.75%, 05/20/27 (Call 02/20/27)	25	25,868
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	77	74,545
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23 (Call 11/01/19)	50	52,033
7.50%, 04/15/26 (Call 04/15/22)(a)	45	46,502
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	290	295,029

		540,977

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	60	62,342

Health Care – Products — 1.6%
Abbott Laboratories, 2.55%, 03/15/22	90	89,750
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	100	104,509
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	300	288,144
Becton Dickinson and Co. 2.40%, 06/05/20	75	74,581
2.89%, 06/06/22 (Call 05/06/22)	105	104,680
Boston Scientific Corp., 3.38%, 05/15/22	150	152,049
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 05/31/19)(a)	85	88,183
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (Call 05/31/19)(a)(b)	50	46,537
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/31/19)(a)	50	48,912
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	100	102,058

Security	Par (000)	Value

Health Care – Products (continued)
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)	$50	$49,779
4.88%, 06/01/26 (Call 06/01/21)	100	102,264
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20 (Call 03/01/20)	230	229,448

		1,480,894

Health Care – Services — 2.3%
Anthem Inc., 2.95%, 12/01/22 (Call 11/01/22)	100	99,872
Centene Corp. 4.75%, 01/15/25 (Call 01/15/20)	25	25,341
5.38%, 06/01/26 (Call 06/01/21)(a)	90	93,757
5.63%, 02/15/21 (Call 05/31/19)	30	30,487
CHS/Community Health Systems Inc., 6.25%, 03/31/23 (Call 03/31/20)	250	243,400
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/19)	125	125,039
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)	100	102,638
5.00%, 03/15/24	200	211,714
5.38%, 02/01/25(b)	50	52,612
5.38%, 09/01/26 (Call 03/01/26)	70	73,657
5.50%, 06/15/47 (Call 12/15/46)	50	52,982
5.63%, 09/01/28 (Call 03/01/28)	20	21,298
5.88%, 02/15/26 (Call 08/15/25)	100	107,730
Humana Inc. 2.50%, 12/15/20	125	124,190
2.63%, 10/01/19	50	49,928
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	100	99,798
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)	50	50,217
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	145	144,575
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 07/15/20)(b)	50	50,130
6.00%, 10/01/20	50	51,687
6.75%, 06/15/23(b)	150	153,000
UnitedHealth Group Inc., 3.10%, 03/15/26	125	125,034
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)	80	82,616
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,294

		2,223,996

Holding Companies – Diversified — 0.4%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	350	344,855

Home Builders — 0.8%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)	50	45,162
Brookfield Residential Properties Inc., 6.38%, 05/15/25 (Call 05/15/20)(a)	100	98,257
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	50	50,596
4.50%, 04/30/24 (Call 01/31/24)(b)	50	50,949
4.75%, 11/29/27 (Call 05/29/27)	100	101,962
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)	100	101,760
5.50%, 03/01/26 (Call 12/01/25)	100	105,772
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 05/31/19)(a)(b)	45	44,992
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	50	47,851
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	94,920

		742,221

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 2.0%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	$30	$30,225
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	100	99,976
Chubb INA Holdings Inc., 3.35%, 05/15/24	75	76,796
CNO Financial Group Inc. 4.50%, 05/30/20	25	25,264
5.25%, 05/30/25 (Call 02/28/25)(b)	25	26,221
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	50	50,563
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	100	102,349
Marsh & McLennan Companies Inc. 2.35%, 03/06/20 (Call 02/06/20)	200	199,280
3.75%, 03/14/26 (Call 12/14/25)	850	875,194
MetLife Inc., 4.75%, 02/08/21	116	120,211
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	25	25,056
Radian Group Inc., 5.25%, 06/15/20	117	119,486
Unum Group, 3.00%, 05/15/21 (Call 04/15/21)	40	40,008
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,880

		1,895,509

Internet — 1.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	400	408,636
Baidu Inc., 2.75%, 06/09/19	250	249,982
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	200	196,554
Match Group Inc. 5.00%, 12/15/27 (Call 12/15/22)(a)	40	40,210
5.63%, 02/15/29 (Call 02/15/24)(a)	55	56,238
Netflix Inc., 4.88%, 04/15/28	100	99,486
VeriSign Inc. 4.63%, 05/01/23 (Call 05/31/19)	100	101,569
4.75%, 07/15/27 (Call 07/15/22)	100	102,076
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	55	56,135

		1,310,886

Iron & Steel — 0.8%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(c)	150	162,271
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	60	63,689
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)	100	100,500
5.75%, 03/01/25 (Call 03/01/20)	75	74,644
5.88%, 06/01/27 (Call 06/01/22)(a)	50	47,991
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	100	101,318
Vale Overseas Ltd., 6.25%, 08/10/26	150	164,181

		714,594

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	65	64,789

Lodging — 0.7%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)(b)	40	41,555
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)(a)(b)	25	25,611
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	50	52,495
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 04/01/20)	100	101,043
4.88%, 04/01/27 (Call 04/01/22)(b)	50	50,755

Security	Par (000)	Value

Lodging (continued)
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	$35	$34,648
6.63%, 12/15/21	100	107,352
7.75%, 03/15/22	100	110,899
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	65	66,279
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	100	97,617

		688,254

Machinery — 0.1%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)(b)	35	34,236
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,282
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	35,705

		85,223

Manufacturing — 0.3%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	100	95,290
General Electric Co., 4.38%, 09/16/20	200	203,538

		298,828

Media — 3.1%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	200	202,400
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	100	99,435
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/28 (Call 08/01/22)(a)	150	149,821
5.13%, 05/01/27 (Call 05/01/22)(a)	100	101,545
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)	745	750,111
4.50%, 02/01/24 (Call 01/01/24)	200	208,356
4.91%, 07/23/25 (Call 04/23/25)	50	52,991
Comcast Corp. 3.70%, 04/15/24 (Call 03/15/24)	150	155,176
3.95%, 10/15/25 (Call 08/15/25)	70	73,346
4.15%, 10/15/28 (Call 07/15/28)	100	105,719
CSC Holdings LLC, 5.25%, 06/01/24	200	204,368
DISH DBS Corp. 5.88%, 11/15/24(b)	100	86,283
6.75%, 06/01/21	100	103,280
7.75%, 07/01/26	50	44,755
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(a)	100	103,929
Gray Television Inc. 5.88%, 07/15/26 (Call 07/15/21)(a)(b)	14	14,424
7.00%, 05/15/27 (Call 05/15/22)(a)	135	145,940
Sirius XM Radio Inc., 6.00%, 07/15/24 (Call 07/15/19)(a)(b)	50	51,719
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	150	145,744
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	50	50,873
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(a)(b)	50	47,053

		2,897,268

Metal Fabricate & Hardware — 0.1%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	50	50,829

Mining — 0.3%
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	45,122
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/20)(a)	50	52,166
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	200	209,720

		307,008

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25 (Call 03/01/20)	$100	$102,660

Oil & Gas — 1.7%
Antero Resources Corp., 5.13%, 12/01/22 (Call 05/31/19)(b)	100	100,391
BP Capital Markets America Inc., 3.79%, 02/06/24 (Call 01/06/24)	100	103,784
California Resources Corp., 8.00%, 12/15/22 (Call 05/31/19)(a)(b)	100	76,148
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)(a)	50	45,730
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)(b)	40	37,256
Diamondback Energy Inc., 5.38%, 05/31/25 (Call 05/31/20)	50	52,259
Ensco Rowan PLC, 7.75%, 02/01/26 (Call 11/01/25)(b)	50	43,259
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	45	45,914
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	20	20,166
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	95	95,763
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	30	30,288
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/20)(a)	50	50,464
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/15/20)	50	51,314
Nabors Industries Inc., 5.50%, 01/15/23 (Call 11/15/22)(b)	100	95,833
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(a)(b)	50	48,221
Oasis Petroleum Inc., 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	30	29,259
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	25	25,522
Precision Drilling Corp., 7.75%, 12/15/23 (Call 12/15/19)	50	52,022
Rowan Companies Inc., 7.38%, 06/15/25 (Call 03/15/25)	50	44,502
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	85	89,779
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/22)	10	9,493
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)	100	101,619
5.50%, 02/15/26 (Call 02/15/21)	100	101,869
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	113	116,236
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	49,502
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	45	45,811
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(b)	25	24,959

		1,587,363

Oil &Gas Services — 0.1%
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)	50	45,161
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/21)(b)	55	57,828

		102,989

Packaging & Containers — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 7.25%, 05/15/24 (Call 05/31/19)(a)	200	210,982
Ball Corp. 4.00%, 11/15/23	50	50,468
5.25%, 07/01/25	50	53,226
BWAY Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)	75	74,433
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	30	30,903
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 02/15/21 (Call 05/31/19)	52	52,136
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	50	52,581

		524,729

Security	Par (000)	Value

Pharmaceuticals — 3.0%
AbbVie Inc., 2.30%, 05/14/21 (Call 04/14/21)	$55	$54,451
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	200	204,858
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	109,095
Bausch Health Companies Inc. 5.50%, 11/01/25 (Call 11/01/20)(a)	130	133,410
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	150	151,722
7.00%, 03/15/24 (Call 03/15/20)(a)	100	105,422
CVS Health Corp. 3.35%, 03/09/21	160	161,154
4.13%, 05/15/21 (Call 02/15/21)	200	204,162
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 04/15/20)(a)	200	198,506
Express Scripts Holding Co., 3.30%, 02/25/21 (Call 01/25/21)	25	25,172
Mead Johnson Nutrition Co., 3.00%, 11/15/20	55	55,191
Novartis Capital Corp. 3.00%, 11/20/25 (Call 08/20/25)	100	100,944
3.40%, 05/06/24	150	154,344
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/19	200	199,206
2.40%, 09/23/21 (Call 08/23/21)	95	93,876
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)(a)	200	205,150
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	300	289,413
3.45%, 11/13/20 (Call 10/13/20)	330	333,135
3.90%, 08/20/28 (Call 05/20/28)	65	66,836

		2,846,047

Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	100	107,891
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)	175	178,937
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)(b)	100	102,544
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)(b)	80	84,046
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	40	39,875
Energy Transfer Operating LP 4.15%, 10/01/20 (Call 08/01/20)	100	101,508
5.50%, 06/01/27 (Call 03/01/27)	50	54,287
Enterprise Products Operating LLC, 5.25%, 01/31/20	200	203,562
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 08/01/22 (Call 05/31/19)	50	50,839
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	100	100,066
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	100	101,208
4.25%, 02/01/22 (Call 11/01/21)	400	411,104
4.55%, 07/15/28 (Call 04/15/28)	200	208,880
7.50%, 09/01/23 (Call 06/01/23)	100	115,641
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/31/19)	35	35,772
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	150	151,910
5.63%, 02/01/21 (Call 11/01/20)(c)	100	103,725
5.63%, 03/01/25 (Call 12/01/24)	250	274,427
5.75%, 05/15/24 (Call 02/15/24)	200	219,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/31/19)	150	150,023
5.88%, 04/15/26 (Call 04/15/21)	35	36,903

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	$250	$253,687

		3,086,405

Real Estate — 0.1%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	65	65,531
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/31/19)	50	50,464

		115,995

Real Estate Investment Trusts — 5.2%
American Tower Corp. 2.25%, 01/15/22	200	196,996
2.80%, 06/01/20 (Call 05/01/20)	100	99,975
3.00%, 06/15/23	260	259,298
3.55%, 07/15/27 (Call 04/15/27)	340	335,073
4.00%, 06/01/25 (Call 03/01/25)	100	103,302
5.90%, 11/01/21	100	107,344
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	100	102,614
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)	100	97,210
Crown Castle International Corp. 3.20%, 09/01/24 (Call 07/01/24)	245	243,809
3.40%, 02/15/21 (Call 01/15/21)	100	100,860
4.88%, 04/15/22	100	105,416
Digital Realty Trust LP, 3.40%, 10/01/20 (Call 09/01/20)	200	201,530
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	100	100,627
GLP Capital LP/GLP Financing II Inc. 4.88%, 11/01/20 (Call 08/01/20)	100	101,832
5.25%, 06/01/25 (Call 03/01/25)	165	173,890
5.38%, 11/01/23 (Call 08/01/23)	100	105,184
5.38%, 04/15/26	170	179,967
5.75%, 06/01/28 (Call 03/03/28)	100	107,800
Hospitality Properties Trust 3.95%, 01/15/28 (Call 07/15/27)	100	93,182
4.50%, 06/15/23 (Call 12/15/22)	400	406,788
5.00%, 08/15/22 (Call 02/15/22)	200	207,908
Iron Mountain Inc. 4.88%, 09/15/27 (Call 09/15/22)(a)	100	96,998
5.25%, 03/15/28 (Call 12/27/22)(a)	50	49,286
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 5.63%, 05/01/24 (Call 02/01/24)	50	52,580
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	30	31,541
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	185,499
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	500	519,485
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	100	101,696
Simon Property Group LP 2.50%, 09/01/20 (Call 06/01/20)	100	99,845
4.38%, 03/01/21 (Call 12/01/20)	150	154,127
Welltower Inc., 5.25%, 01/15/22 (Call 10/15/21)	150	158,234

		4,879,896

Retail — 1.6%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	35	34,515
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	50	49,609
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	145	146,147
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	300	304,872
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(a)	100	102,294

Security	Par (000)	Value

Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)	$50	$49,629
5.00%, 06/01/24 (Call 06/01/19)(a)	100	102,117
L Brands Inc., 6.88%, 11/01/35	50	44,535
Lowe’s Companies Inc., 3.65%, 04/05/29 (Call 01/05/29)	100	100,002
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	100	101,669
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	100	99,270
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	100	90,635
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	100	99,671
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	50	50,048
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	100	99,406
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	15,465

		1,489,884

Semiconductors — 1.9%
Analog Devices Inc. 2.50%, 12/05/21 (Call 11/05/21)	60	59,513
2.95%, 01/12/21	370	370,929
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	100	98,543
3.00%, 01/15/22 (Call 12/15/21)	750	745,500
3.88%, 01/15/27 (Call 10/15/26)	300	286,338
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	100	98,545
KLA-Tencor Corp., 4.10%, 03/15/29 (Call 12/15/28)	35	35,967
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	30	30,836
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)(a)	30	31,426
QUALCOMM Inc., 3.00%, 05/20/22	85	85,592

		1,843,189

Software — 2.2%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	25	24,665
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	30	30,087
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	200	197,244
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	80	80,453
CDK Global Inc., 5.88%, 06/15/26 (Call 06/15/21)	20	21,130
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	100,219
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,446
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	50	51,434
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	27	28,223
MSCI Inc. 5.38%, 05/15/27 (Call 05/15/22)(a)(b)	75	79,162
5.75%, 08/15/25 (Call 08/15/20)(a)	100	105,001
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	102,503
Open Text Corp., 5.63%, 01/15/23 (Call 05/31/19)(a)	150	153,795
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	50	46,561
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 05/31/19)(a)	50	34,588
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/31/19)(a)(b)	50	54,255
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	55	56,363
VMware Inc. 2.30%, 08/21/20	280	278,096
2.95%, 08/21/22 (Call 07/21/22)	415	412,929
3.90%, 08/21/27 (Call 05/21/27)	200	194,838

		2,081,992

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 2.7%
AT&T Inc. 3.00%, 06/30/22 (Call 04/30/22)	$50	$50,174
3.20%, 03/01/22 (Call 02/01/22)	165	166,676
3.80%, 03/01/24 (Call 01/01/24)	225	232,013
3.90%, 03/11/24 (Call 12/11/23)	150	155,292
CenturyLink Inc., Series S, 6.45%, 06/15/21(b)	50	52,209
CommScope Inc., 5.50%, 06/15/24 (Call 06/15/19)(a)	100	100,890
Embarq Corp., 8.00%, 06/01/36(b)	50	49,285
Frontier Communications Corp. 6.88%, 01/15/25 (Call 10/15/24)(b)	50	26,586
8.50%, 04/01/26 (Call 04/01/21)(a)	25	23,595
10.50%, 09/15/22 (Call 06/15/22)	25	18,219
11.00%, 09/15/25 (Call 06/15/25)	50	32,416
Hughes Satellite Systems Corp., 5.25%, 08/01/26	85	85,496
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 05/31/19)	125	113,125
8.00%, 02/15/24 (Call 05/31/19)(a)(b)	50	52,167
9.75%, 07/15/25 (Call 07/15/21)(a)	50	51,405
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	30	30,133
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/01/20)	50	50,891
Motorola Solutions Inc. 3.50%, 03/01/23	150	150,790
4.60%, 02/23/28 (Call 11/23/27)	150	151,992
Sprint Corp. 7.25%, 09/15/21	75	78,584
7.63%, 02/15/25 (Call 11/15/24)	100	101,015
7.63%, 03/01/26 (Call 11/01/25)	50	50,011
7.88%, 09/15/23	75	78,136
Telecom Italia Capital SA, 7.20%, 07/18/36(b)	100	102,440
T-Mobile USA Inc. 4.75%, 02/01/28 (Call 02/01/23)	150	151,464
6.50%, 01/15/26 (Call 01/15/21)	100	106,946
Verizon Communications Inc., 3.38%, 02/15/25	268	272,055

		2,534,005

Transportation — 0.0%
XPO Logistics Inc., 6.50%, 06/15/22 (Call 05/31/19)(a)	11	11,231

Trucking & Leasing — 0.2%
Avolon Holdings Funding Ltd., 5.13%, 10/01/23 (Call 09/01/23)(a)	25	25,933
Park Aerospace Holdings Ltd. 5.25%, 08/15/22 (Call 07/15/22)(a)	100	104,110
5.50%, 02/15/24 (Call 01/15/24)(a)	85	89,539

		219,582

Water — 0.1%
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	65	65,412

Total Corporate Bonds & Notes — 81.6% (Cost: $76,479,401)		77,157,957

U.S. Government Agency Obligations

Mortgage-Backed Securities — 43.6%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/33	90	88,771
2.50%, 05/01/34(d)	924	914,291
2.50%, 05/01/49(d)	25	24,045
3.00%, 05/01/34(d)	1,150	1,156,287
3.00%, 07/01/46	53	52,151
3.00%, 08/01/46	387	382,704

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/46	$74	$73,690
3.00%, 12/01/46	126	124,380
3.00%, 01/01/47	195	193,479
3.00%, 06/01/47	300	297,083
3.00%, 10/01/47	129	127,870
3.00%, 05/01/49(d)	1,558	1,539,803
3.50%, 07/01/33	67	68,607
3.50%, 05/01/34(d)	475	485,460
3.50%, 07/01/43	25	25,901
3.50%, 09/01/44	25	25,825
3.50%, 01/01/46	23	23,830
3.50%, 03/01/46	27	27,098
3.50%, 09/01/46	22	21,900
3.50%, 12/01/46	208	210,316
3.50%, 08/01/47	21	21,766
3.50%, 05/01/49(d)	548	553,405
4.00%, 05/01/34(d)	100	103,148
4.00%, 04/01/46	221	230,046
4.00%, 07/01/46	75	77,765
4.00%, 10/01/47	26	26,681
4.00%, 06/01/48	70	73,024
4.00%, 01/01/49	322	331,398
4.00%, 05/01/49(d)	1,556	1,592,347
4.50%, 07/01/48	26	27,531
4.50%, 05/01/49(d)	947	986,871
5.00%, 07/01/48	33	35,471
5.00%, 04/01/49	26	27,495
5.00%, 05/01/49(d)	116	122,446
Federal National Mortgage Association 2.50%, 10/01/32	23	22,487
2.50%, 05/01/34(d)	819	810,393
2.50%, 05/01/49(d)	75	72,119
3.00%, 02/01/31	681	685,478
3.00%, 02/01/32	140	140,707
3.00%, 02/01/33	109	109,775
3.00%, 05/01/34(d)	32	32,161
3.00%, 12/01/46	28	27,995
3.00%, 05/01/49(d)	2,136	2,110,844
3.50%, 03/01/33	112	114,403
3.50%, 04/01/33	177	180,805
3.50%, 05/01/33	72	73,470
3.50%, 05/01/34(d)	96	98,029
3.50%, 11/01/45	129	130,554
3.50%, 01/01/46	74	75,974
3.50%, 02/01/46	350	354,445
3.50%, 07/01/46	38	38,384
3.50%, 01/01/47	134	136,414
3.50%, 02/01/47	152	154,191
3.50%, 05/01/47	85	86,116
3.50%, 04/01/48	65	65,765
3.50%, 05/01/48	97	99,216
3.50%, 05/01/49(d)	3,268	3,297,552
3.50%, 11/01/51	1,752	1,779,875
4.00%, 06/01/33	135	139,628
4.00%, 07/01/33	63	65,293
4.00%, 05/01/34(d)	127	130,764
4.00%, 03/01/45	50	51,745
4.00%, 01/01/46	82	84,466

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/46	$59	$61,106
4.00%, 03/01/46	21	22,008
4.00%, 04/01/46	135	139,801
4.00%, 02/01/47	50	52,082
4.00%, 03/01/47	48	49,649
4.00%, 06/01/47	20	21,059
4.00%, 11/01/47	39	40,739
4.00%, 01/01/48	566	584,914
4.00%, 04/01/48	95	97,275
4.00%, 07/01/48	95	98,238
4.00%, 09/01/48	125	128,939
4.00%, 05/01/49(d)	2,364	2,425,963
4.00%, 01/01/57	122	126,223
4.00%, 02/01/57	122	126,911
4.50%, 05/01/34(d)	50	50,890
4.50%, 10/01/47	26	26,786
4.50%, 03/01/48	51	53,521
4.50%, 06/01/48	92	97,374
4.50%, 07/01/48	23	23,646
4.50%, 12/01/48	139	145,417
4.50%, 05/01/49(d)	1,324	1,377,658
5.00%, 09/01/48	56	59,580
5.00%, 05/01/49(d)	457	481,662
5.50%, 05/01/49(d)	925	988,044
Government National Mortgage Association 2.50%, 05/01/49(d)	100	97,365
3.00%, 01/15/44	41	41,131
3.00%, 05/20/45	459	459,459
3.00%, 09/20/46	252	251,841
3.00%, 12/15/46	92	92,030
3.00%, 02/15/47	148	147,786
3.00%, 05/01/49(d)	2,086	2,080,907
3.50%, 03/15/43	95	96,850
3.50%, 06/15/43	80	81,543
3.50%, 04/20/45	99	100,968
3.50%, 04/20/46	150	152,726
3.50%, 12/20/46	168	171,413
3.50%, 03/20/47	583	593,051
3.50%, 08/20/47	400	406,583
3.50%, 04/20/48	1,254	1,276,843
3.50%, 05/01/49(d)	1,825	1,855,084
4.00%, 09/20/45	48	49,414
4.00%, 09/20/46	16	16,619

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/20/47	$163	$168,339
4.00%, 08/20/48	477	490,985
4.00%, 05/01/49(d)	2,125	2,188,504
4.50%, 10/20/46	19	19,622
4.50%, 06/20/48	179	185,402
4.50%, 07/20/48	133	137,817
4.50%, 08/20/48	698	725,125
4.50%, 05/01/49(d)	391	406,285
5.00%, 11/20/48	172	179,557
5.00%, 05/01/49(d)	221	230,604

		41,225,271

Total U.S. Government Agency Obligations — 43.6% (Cost: $41,058,403)		41,225,271

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	6,041	6,043,466
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	100	100,000

		6,143,466

Total Short-Term Investments — 6.5% (Cost: $6,141,291)		6,143,466

Total Investments in Securities — 131.7% (Cost: $123,679,095)		124,526,694

Other Assets, Less Liabilities — (31.7)%		(29,985,661)

Net Assets — 100.0%		$94,541,033

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,642	(4,601)	6,041	$6,043,466	$79,552	(b)	$3,869		$304
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	1,154		—		—

				$6,143,466	$80,706		$ 3,869		$ 304

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Ultra Long U.S. Treasury Bond	10	06/19/19	$1,318	$21,401
2-Year U.S. Treasury Note	1	06/28/19	213	491
5-Year U.S. Treasury Note	13	06/28/19	1,503	9,599

				31,491

Short Contracts
10-Year U.S. Treasury Note	(14)	06/19/19	1,731	(13,475)
Long U.S. Treasury Bond	(4)	06/19/19	590	(3,006)
Ultra Long U.S. Bond	(25)	06/19/19	4,107	(28,791)

				(45,272)

				$(13,781)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$31,491

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$45,272

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(69,912)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(29,879)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,020,232
Average notional value of contracts — short	$(4,110,219)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$77,157,957	$—	$77,157,957
U.S. Government Agency Obligations	—	41,225,271	—	41,225,271
Money Market Funds	6,143,466	—	—	6,143,466

	$6,143,466	$118,383,228	$—	$124,526,694

Derivative financial instruments(a)
Assets
Futures Contracts	$31,491	$—	$—	$31,491
Liabilities
Futures Contracts	(45,272)	—	—	(45,272)

	$(13,781)	$—	$—	$(13,781)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statement of Assets and Liabilities (unaudited)

April 30, 2019

iShares Edge U.S. Fixed Income Balanced Risk ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$118,383,228
Affiliated(c)	6,143,466
Cash pledged:
Futures contracts	61,000
Receivables:
Investments sold	424,551
Securities lending income — Affiliated	1,512
Dividends	5,675
Interest	894,397

Total assets	125,913,829

LIABILITIES
Collateral on securities loaned, at value	3,806,913
Payables:
Investments purchased	27,537,541
Variation margin on futures contracts	9,184
Investment advisory fees	19,158

Total liabilities	31,372,796

NET ASSETS	$94,541,033

NET ASSETS CONSIST OF:
Paid-in capital	$95,336,230
Accumulated loss	(795,197)

NET ASSETS	$94,541,033

Shares outstanding	950,000

Net asset value	$99.52

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$3,660,716
(b) Investments, at cost — Unaffiliated	$117,537,804
(c) Investments, at cost — Affiliated	$6,141,291

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

iShares Edge U.S. Fixed Income Balanced Risk ETF

INVESTMENT INCOME
Dividends — Affiliated	$61,220
Interest — Unaffiliated	2,160,299
Securities lending income — Affiliated — net	19,486

Total investment income	2,241,005

EXPENSES
Investment advisory fees	137,549

Total expenses	137,549
Less:
Investment advisory fees waived	(2,132)

Total expenses after fees waived	135,417

Net investment income	2,105,588

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	509,628
Investments — Affiliated	3,869
In-kind redemptions — Unaffiliated	(69,009)
Futures contracts	(69,912)

Net realized gain	374,576

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,862,235
Investments — Affiliated	304
Futures contracts	(29,879)

Net change in unrealized appreciation (depreciation)	3,832,660

Net realized and unrealized gain	4,207,236

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,312,824

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statement of Changes in Net Assets

	iShares Edge U.S. Fixed Income Balanced Risk ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,105,588	$4,134,783
Net realized gain (loss)	374,576	(2,544,776)
Net change in unrealized appreciation (depreciation)	3,832,660	(4,169,147)

Net increase (decrease) in net assets resulting from operations	6,312,824	(2,579,140)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,164,751)	(3,891,704)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(19,809,871)	(14,066,877)

NET ASSETS
Total decrease in net assets	(15,661,798)	(20,537,721)
Beginning of period	110,202,831	130,740,552

End of period	$94,541,033	$110,202,831

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge U.S. Fixed Income Balanced Risk ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 02/24/15 to 10/31/15	(a)

Net asset value, beginning of period	$95.83		$100.57	$100.60	$98.33	$99.60

Net investment income(b)	1.84		3.15	2.66	2.75	1.74
Net realized and unrealized gain (loss)(c)	3.70		(4.88)	0.09	2.40	(1.29)

Net increase (decrease)from investment operations	5.54		(1.73)	2.75	5.15	0.45

Distributions(d)
From net investment income	(1.85)		(3.01)	(2.70)	(2.79)	(1.72)
From net realized gain	—		—	(0.05)	—	—
Return of capital	—		—	(0.03)	(0.09)	—

Total distributions	(1.85)		(3.01)	(2.78)	(2.88)	(1.72)

Net asset value, end of period	$99.52		$95.83	$100.57	$100.60	$98.33

Total Return
Based on net asset value	5.86	%(e)	(1.73)%	2.79%	5.32%	0.46	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.26	%(f)

Total expenses after fees waived	0.25	%(f)	0.24%	0.24%	0.25%	0.25	%(f)

Net investment income	3.83	%(f)	3.22%	2.66%	2.78%	2.58	%(f)

Supplemental Data
Net assets, end of period (000)	$94,541		$110,203	$130,741	$70,418	$73,750

Portfolio turnover rate(g)(h)	250	%(e)	633%	683%	569%	362	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Edge U.S. Fixed Income Balanced Risk	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Edge U.S. Fixed Income Balanced Risk
Barclays Bank PLC	$84,213	$84,213		$—	$—
Barclays Capital Inc.	768,932	768,932		—	—
BMO Capital Markets	46,938	46,938		—	—
BNP Paribas Prime Brokerage International Ltd.	128,563	128,563		—	—
Citigroup Global Markets Inc.	321,925	321,925		—	—
Credit Suisse Securities (USA) LLC	81,356	81,356		—	—
Deutsche Bank Securities Inc.	66,616	66,616		—	—
HSBC Securities (USA) Inc.	188,866	188,866		—	—
JPMorgan Securities LLC	1,106,757	1,106,757		—	—
Merrill Lynch, Pierce, Fenner & Smith	289,770	289,770		—	—
Scotia Capital (USA) Inc.	99,256	99,256		—	—
UBS AG	51,625	51,625		—	—
Wells Fargo Securities LLC	425,899	425,899		—	—

	$3,660,716	$3,660,716		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund uses futures contracts to balance its exposure to interest rate risk against its exposure to credit spread risk. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Fund paid BTC $5,627 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Edge U.S. Fixed Income Balanced Risk	$320,152,440	$319,584,813	$17,907,770	$37,185,254

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge U.S. Fixed Income Balanced Risk	$—	$11,254,316

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $2,163,177 available to offset future realized capital gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge U.S. Fixed Income Balanced Risk	$123,687,327	$1,345,149	$(519,563)	$825,586

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples there of (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Edge U.S. Fixed Income Balanced Risk
Shares sold	100,000	$9,571,928	350,000	$34,670,334
Shares redeemed	(300,000)	(29,381,799)	(500,000)	(48,737,211)

Net decrease	(200,000)	$(19,809,871)	(150,000)	$(14,066,877)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge U.S. Fixed Income Balanced Risk(a)	$1.763388	$—	$0.090611	$1.853999	95%	—%	5%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	29

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Information Classification: Confidential

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

Information Classification: Confidential

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

  Date:        June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

  Date:        June 28, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:        June 28, 2019

Information Classification: Confidential